UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2007

ITEM 1.      REPORTS TO STOCKHOLDERS.

THE DFA INVESTMENT TRUST COMPANY

The Global Value Series

The Global Large Company Series

The Global Small Company Series

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

Global Value Series**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,157.90	0.19%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.19%	$0.94

2

Global Large Company Series**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,124.10	0.19%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.19%	$0.94
Global Small Company Series**
Actual Fund Return	$1,000.00	$1,133.80	0.10%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.42	0.10%	$0.52

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

3

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Companies
The Global Value Series	100.0%
The Global Large Company Series	100.0%
The Global Small Company Series	100.0%

4

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
May 31, 2007

(Unaudited)

THE GLOBAL VALUE SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	8,682,622	$220,538,600
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	8,795,343	219,971,541
TOTAL AFFLIATED INVESTMENT COMPANIES — (Cost $289,183,290)		440,510,141
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $41)	41	41
TOTAL INVESTMENTS — (100.0%) (Cost $289,183,331)		$440,510,182

THE GLOBAL LARGE COMPANY SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Large Cap International Portfolio of The DFA Investment Dimensions Group Inc.	2,820,749	$75,878,147
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		75,837,797
TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $95,951,309)		151,715,944
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $156)	156	156
TOTAL INVESTMENTS — (100.0%) (Cost $95,951,465)		$151,716,100

See accompanying Notes to Financial Statements.
5

SCHEDULES OF INVESTMENTS
CONTINUED

THE GLOBAL SMALL COMPANY SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	12,500,981	$226,892,800
Investment in The Continental Small Company Series of The DFA Investment Trust Company		89,980,142
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		57,377,140
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		50,837,179
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		36,104,096
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,645,426
TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $319,863,443)		463,836,783
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $1,017)	1,017	1,017
TOTAL INVESTMENTS — (100.0%) (Cost $319,864,460)		$463,837,800

See accompanying Notes to Financial Statements.
6

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Global Value Series	The Global Large Company Series	The Global Small Company Series
ASSETS:
Investments in Affiliated Investment Companies at Value	$440,510	$151,716	$463,837
Temporary Cash Investments at Value	—	—	1
Receivable for Fund Shares Sold	—	—	95
Total Assets	440,510	151,716	463,933
LIABILITIES:
Payable for Investment Securities Purchased	—	—	95
Accrued Expenses and Other Liabilities	17	10	20
Total Liabilities	17	10	115
NET ASSETS	$440,493	$151,706	$463,818

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	22,608,573	12,426,072	23,281,429

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.48	$12.21	$19.92

Investments in Affiliated Investment Companies at Cost	$289,183	$95,951	$319,864
Temporary Cash Investments at Cost	$—	$—	$1
NET ASSETS CONSIST OF:
Paid-In Capital	$275,272	$96,610	$298,040
Accumulated Net Investment Income (Loss)	567	650	1,950
Accumulated Net Realized Gain (Loss)	13,327	(1,319)	19,865
Net Unrealized Appreciation (Depreciation)	151,327	55,765	143,963
NET ASSETS	$440,493	$151,706	$463,818

(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.
7

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Global Value Series	The Global Large Company Series*	The Global Small Company Series*
Investment Income
Net Investment Income Received from Affiliated Investment Companies: Income Distributions Received from Affiliated Investment Companies	$1,241	$239	$560
Dividends (Net of Foreign Taxes Withheld of $0, $0, and $215, respectively)	—	675	2,666
Interest	—	25	22
Income from Securities Lending	—	7	444
Expenses Allocated from Affiliated Investment Companies	—	(14)	(150)
Total Net Investment Income Received from Affiliated Investment Companies	1,241	932	3,542
Fund Investment Income:
Interest	1	1	—
Fund Expenses
Accounting & Transfer Agent Fees	8	7	8
Audit Fees	2	2	2
Shareholders' Reports	6	3	8
Directors'/Trustees' Fees & Expenses	2	1	2
Other	1	—	1
Total Expenses	19	13	21
Net Investment Income (Loss)	1,223	920	3,521
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	14,177	—	13,044
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	38	1,471	8,974
Futures	—	57	—
Foreign Currency Transactions	—	—	26
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	42,373	14,087	28,577
Futures	—	21	—
Translation of Foreign Currency Denominated Amounts	—	—	(18)
Net Realized and Unrealized Gain (Loss)	56,588	15,636	50,603
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,811	$16,556	$54,124

*  Investment Income and Net Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
8

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Global Value Series		The Global Large Company Series		The Global Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,223	$7,200	$920	$2,903	$3,521	$5,808
Capital Gain Distributions Received from Affiliated Investment Companies	14,177	6,694	—	—	13,044	8,854
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	38	(59)	1,471	(312)	8,974	9,018
Futures	—	—	57	54	—	—
Foreign Currency Transactions	—	—	—	—	26	(4)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	42,373	51,231	14,087	20,681	28,577	43,171
Futures	—	—	21	(38)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(18)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	57,811	65,066	16,556	23,288	54,124	66,862
Distributions From:
Net Investment Income	(6,945)	(4,206)	(2,725)	(1,878)	(6,470)	(3,987)
Net Short-Term Gains	(629)	(1,777)	—	—	(3,613)	(2,471)
Net Long-Term Gains	(6,164)	(5,191)	—	—	(14,631)	(11,282)
Total Distributions	(13,738)	(11,174)	(2,725)	(1,878)	(24,714)	(17,740)
Capital Share Transactions (1):
Shares Issued	41,626	83,649	7,888	34,044	19,634	65,959
Shares Issued in Lieu of Cash Distributions	12,603	10,277	2,317	1,596	23,201	16,771
Shares Redeemed	(15,767)	(837)	(22,749)	(3,674)	(9,982)	(1,349)
Net Increase (Decrease) from Capital Share Transactions	38,462	93,089	(12,544)	31,966	32,853	81,381
Total Increase (Decrease) in Net Assets	82,535	146,981	1,287	53,376	62,263	130,503
Net Assets
Beginning of Period	357,958	210,977	150,419	97,043	401,555	271,052
End of Period	$440,493	$357,958	$151,706	$150,419	$463,818	$401,555

(1) Shares Issued and Redeemed:
Shares Issued	2,303	5,286	682	3,384	1,044	3,885
Shares Issued in Lieu of Cash Distributions	732	728	210	170	1,308	1,070
Shares Redeemed	(890)	(54)	(2,037)	(383)	(530)	(77)
	2,145	5,960	(1,145)	3,171	1,822	4,878

Accumulated Net Investment Income (Loss) at End of Period	$567	$6,289	$650	$2,455	$1,950	$4,877

See accompanying Notes to Financial Statements.
9

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Value Series	The Global Large Company Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$17.49	$14.55	$12.73	$10.32	$8.17	$9.07	$11.08	$9.33	$8.53	$7.46	$6.36	$7.47
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.41	(A)	0.33	0.17	2.11	0.11	0.07	(A)	0.24	(A)	0.20	0.16	0.10	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.62	3.30	1.60	2.54	0.14	(0.72)	1.28	1.69	0.69	1.12	1.09	(1.12)
Total From Investment Operations	2.68	3.71	1.93	2.71	2.25	(0.61)	1.35	1.93	0.89	1.28	1.19	(1.02)
Less Distributions
Net Investment Income	(0.35)	(0.29)	(0.10)	(0.30)	(0.10)	(0.13)	(0.22)	(0.18)	(0.09)	(0.21)	(0.09)	(0.09)
Net Realized Gains	(0.34)	(0.48)	(0.01)	—	—	(0.16)	—	—	—	—	—	—
Total Distributions	(0.69)	(0.77)	(0.11)	(0.30)	(0.10)	(0.29)	(0.22)	(0.18)	(0.09)	(0.21)	(0.09)	(0.09)
Net Asset Value, End of Period	$19.48	$17.49	$14.55	$12.73	$10.32	$8.17	$12.21	$11.08	$9.33	$8.53	$7.46	$6.36
Total Return	15.79	%(C)	26.69%	15.20%	26.81%	28.01%	(6.84)%	12.41	%(C)	21.02%	10.51%	17.46%	19.07%	(13.80)%
Net Assets, End of Period (thousands)	$440,493	$357,958	$210,977	$169,335	$93,488	$44,330	$151,706	$150,419	$97,043	$81,906	$44,460	$21,083
Ratio of Expenses to Average Net Assets(D)	0.19	%(B)	0.19%	0.23%	0.27%	0.368%	0.375%	0.19	%(B)	0.21%	0.33%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.19	%(B)	0.19%	0.23%	0.25%	0.298%	0.465%	0.19	%(B)	0.19%	0.26%	0.29%	0.37%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.63	%(B)	2.62%	2.36%	1.52%	1.96%	2.17%	1.30	%(B)	2.40%	2.15%	2.48%	1.29%	1.01%

10
10See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Small Company Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$18.71	$16.35	$14.56	$12.42	$8.59	$9.08
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.30	(A)	0.27	(A)	0.18	0.13	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.21	3.12	1.93	2.71	3.79	(0.47)
Total From Investment Operations	2.36	3.42	2.20	2.89	3.92	(0.37)
Less Distributions
Net Investment Income	(0.30)	(0.24)	(0.11)	(0.28)	(0.09)	(0.10)
Net Realized Gains	(0.85)	(0.82)	(0.30)	(0.47)	—	(0.02)
Total Distributions	(1.15)	(1.06)	(0.41)	(0.75)	(0.09)	(0.12)
Net Asset Value, End of Period	$19.92	$18.71	$16.35	$14.56	$12.42	$8.59
Total Return	13.38	%(C)	22.20%	15.49%	24.50%	46.17%	4.20%
Net Assets, End of Period (thousands)	$463,818	$401,555	$271,052	$188,139	$127,872	$43,220
Ratio of Expenses to Average Net Assets(D)	0.10	%(B)	0.11%	0.18%	0.21%	0.30%	0.375%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.10	%(B)	0.11%	0.18%	0.21%	0.26%	0.455%
Ratio of Net Investment Income to Average Net Assets	1.64	%(B)	1.77%	1.76%	1.40%	1.55%	1.81%

11
11See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios of which The Global Value Series, The Global Large Company Series, and The Global Small Company Series (the "Global Funds") are presented in this section of the report.

The Global Funds achieve their investment objectives by investing primarily in nine portfolios within The DFA Investment Trust Company ("ITC") and one portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

	Global Funds (Percentage Ownership at May 31, 2007)
Master Funds	The Global Value Series	The Global Large Company Series	The Global Small Company Series
The U.S. Large Company Series (ITC)	N/A	1%	N/A
The U.S. Large Cap Value Series (ITC)	2%	N/A	N/A
The U.S. Small Cap Series (ITC)	N/A	N/A	6%
The DFA International Value Series (ITC)	2%	N/A	N/A
The Japanese Small Company Series (ITC)	N/A	N/A	4%
The Asia Pacific Small Company Series (ITC)	N/A	N/A	3%
The United Kingdom Small Company Series (ITC)	N/A	N/A	4%
The Continental Small Company Series (ITC)	N/A	N/A	4%
The Canadian Small Company Series (ITC)	N/A	N/A	4%
Large Cap International Portfolio (IDG)	N/A	4%	N/A

N/A – Global Fund does not hold any shares in Master Fund.

The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, and the Large Cap International Portfolio (the "Corporate Masters") are classified as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the "Partnership Masters") are classified as partnerships for federal income tax purposes.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

12

1.  Security Valuation: The shares of the Corporate Masters held by the Global Funds are valued at their respective daily net asset values. The Global Funds' investments in the Partnership Masters reflect each of their proportionate interest in the net assets of their respective Partnership Masters.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from Investment in Affiliated Investment Companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Trust or Global Funds are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Global Large Company Series and The Global Small Company Series, each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Partnership Masters.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Funds' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its fees and to assume each Global Fund's expenses (including the expenses the Global Funds bear as a shareholder

13

of their Master Funds) to the extent necessary to limit the expenses of each Global Fund to the following rates as a percentage of average daily net assets on an annualized basis: 0.375% for The Global Value Series; 0.25% for The Global Large Company Series; and 0.375% for The Global Small Company Series. At any time that the annualized expenses of a Global Fund are less than the rate listed above for such Global Fund on an annualized basis, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Funds' annualized expenses to exceed the applicable percentage of average daily net assets as listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement shall remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Trust or the Advisor. At May 31, 2007, the Global Funds had no waivers or fees subject to future recovery to the Advisor.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for The Global Large Company Series, the Advisor had contractually agreed to waive its fees and to assume the fund's expenses (including the expenses that The Global Large Company Series bore as a shareholder of its Master Funds) to the extent necessary to limit the expenses to 0.375% of the average daily net assets on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Global Value Series	$8
The Global Large Company Series	3
The Global Small Company Series	9

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and character redesignation of distributions,

14

were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Global Value Series	$(7)	$7
The Global Small Company Series	60	(60)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The Global Value Series
2005	$1,411	—	—	$1,411
2006	5,983	$5,191	—	11,174
The Global Large Company Series
2005	899	—	—	899
2006	1,878	—	—	1,878
The Global Small Company Series
2005	2,437	2,892	—	5,329
2006	6,458	11,282	—	17,740

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Global Value Series	$6,295	$6,151	—	$12,446
The Global Large Company Series	2,458	—	$(1,984)	474
The Global Small Company Series	7,397	14,621	—	22,018

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Global Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2013	2014	Total
The Global Large Company Series	$508	$625	$484	$141	$226	$1,984

Some of the investments held by the Master Funds of the Global Small Company Series are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Global Small Company Series are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, The Global Small Company Series received unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies (in thousands) of $970 and $297, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

15

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Global Value Series	$289,559	$151,327	$(376)	$150,951
The Global Large Company Series	96,726	55,765	(775)	54,990
The Global Small Company Series	320,056	147,001	(3,219)	143,782

F.  Financial Instruments:

In accordance with the Global Funds' investment objectives and policies, the Global Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. For the six months ended May 31, 2007, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Global Value Series	6.00%	$460	2	—	$460

There were no outstanding borrowings by the Global Funds under this line of credit at May 31, 2007. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in January 21, 2008. There were no borrowings by the Global Funds under this line of credit during the six months ended May 31, 2007.

16

H.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I.  Other:

At May 31, 2007, one shareholder held 100% of the outstanding shares of each of the Global Funds.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

Large Cap International Portfolio	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,143.60	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
11.6%	8.1%	8.3%	27.8%	5.9%	11.5%	5.0%	9.6%	0.4%	6.0%	5.2%	0.6%	100.0%

19

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
BHP Billiton, Ltd.	360,962	$9,498,785	0.5%
Other Securities		94,041,060	4.6%
TOTAL — AUSTRALIA		103,539,845	5.1%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,338,138	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,857,674	0.9%
CANADA — (6.1%)
COMMON STOCKS — (6.1%)
# Manulife Financial Corp.	196,798	7,341,287	0.4%
# Royal Bank of Canada	221,353	12,071,354	0.6%
Other Securities		130,158,473	6.4%
TOTAL — CANADA		149,571,114	7.4%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,414,925	0.9%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	11,571,807	0.6%
Other Securities		17,797,531	0.9%
TOTAL — FINLAND		29,369,338	1.5%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
# AXA SA	169,056	7,386,152	0.4%
# BNP Paribas SA	100,729	12,213,148	0.6%
# L'Oreal SA	64,016	7,601,002	0.4%
# Sanofi - Aventis	111,839	10,773,482	0.5%
# Societe Generale Paris	44,297	8,628,216	0.4%
# Total SA	235,328	17,737,143	0.9%
Other Securities		115,923,269	5.7%
TOTAL — FRANCE		180,262,412	8.9%
GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
Allianz SE	40,153	8,892,108	0.4%
DaimlerChrysler AG	90,972	8,314,093	0.4%
# Deutsche Bank AG	50,797	7,725,868	0.4%
E.ON AG	65,458	10,772,627	0.5%
Siemens AG	83,409	10,983,715	0.6%
Other Securities		99,921,832	5.0%
TOTAL — GERMANY		146,610,243	7.3%

20

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$10,619,828	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		35,663,722	1.8%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,091,115	0.7%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
# Eni SpA	285,395	10,088,734	0.5%
# UniCredito Italiano SpA	1,207,251	11,339,272	0.6%
Other Securities		47,266,433	2.3%
TOTAL COMMON STOCKS		68,694,439	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		76,051	0.0%
TOTAL — ITALY		68,770,490	3.4%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Canon, Inc.	127,500	7,500,347	0.4%
Mitsubishi UFJ Financial Group, Inc.	923	10,632,201	0.5%
Mizuho Financial Group, Inc.	1,273	9,017,782	0.5%
Nippon Telegraph & Telephone Corp.	2,177	10,225,959	0.5%
NTT DoCoMo, Inc.	6,017	10,249,655	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	9,425,189	0.5%
Toyota Motor Credit Corp.	323,900	19,507,806	1.0%
Other Securities		345,328,980	17.0%
TOTAL — JAPAN		421,887,919	20.9%
NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
ABN AMRO Holding NV	189,858	9,100,566	0.5%
# ING Groep NV	219,463	9,754,605	0.5%
Royal Dutch Shell P.L.C. Series A	422,155	15,700,831	0.8%
Other Securities		46,846,426	2.2%
TOTAL — NETHERLANDS		81,402,428	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,573,356	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		14,056,750	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		5,704,114	0.3%

21

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$17,686,015	0.9%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	10,080,856	0.5%
Banco Santander Central Hispano SA	566,687	10,874,434	0.5%
# Telefonica SA	405,073	9,216,617	0.5%
Other Securities		49,202,650	2.4%
TOTAL — SPAIN		79,374,557	3.9%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		46,267,850	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — SWEDEN		46,267,854	2.3%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
# Credit Suisse Group	134,647	10,235,074	0.5%
Nestle SA	50,328	19,603,808	1.0%
Novartis AG	239,486	13,469,840	0.7%
Roche Holding AG Genusschein	81,241	14,906,394	0.7%
UBS AG	219,630	14,333,147	0.7%
Other Securities		55,407,470	2.7%
TOTAL — SWITZERLAND		127,955,733	6.3%
UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
Anglo American P.L.C.	183,426	11,083,029	0.6%
AstraZeneca P.L.C.	170,638	9,072,924	0.5%
Barclays P.L.C	720,934	10,307,582	0.5%
BP P.L.C.	2,255,040	25,187,330	1.3%
British American Tobacco P.L.C.	273,139	9,257,663	0.5%
GlaxoSmithKline P.L.C.	629,019	16,385,344	0.8%
HBOS P.L.C.	494,812	10,646,239	0.5%
HSBC Holdings P.L.C.	1,242,796	22,991,241	1.1%
Man Group P.L.C.	737,610	8,597,810	0.4%
Rio Tinto P.L.C.	114,511	8,359,484	0.4%
Royal Bank of Scotland Group P.L.C.	1,242,951	15,440,833	0.8%
Royal Dutch Shell P.L.C. Series B	303,924	11,471,807	0.6%
Tesco P.L.C.	1,021,818	9,283,585	0.5%
Vodafone Group P.L.C.	6,093,647	19,068,058	1.0%
Xstrata P.L.C.	127,850	7,356,499	0.4%
Other Securities		233,118,119	11.3%
TOTAL — UNITED KINGDOM		427,627,547	21.2%

22

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,620,000 FHLMC 6.275%(r), 09/01/36, valued at $2,456,556) to be repurchased at $2,417,348	$2,417	$2,417,000	0.1%
SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $224,808,087 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 07/01/21 to 05/01/37; FNMA, rates ranging from 5.260%(r) to 5.988%(r), maturities ranging from 01/01/17 to 03/01/37; & GNMA 5.500%, 11/20/36, valued at $213,316,090) to be repurchased at $209,164,268	209,133	209,133,421	10.4%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $493,262,234 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/20 to 08/01/34 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 07/01/18 to 04/01/37, valued at $256,021,125) to be repurchased at $251,036,883	251,000	251,000,000	12.4%
TOTAL SECURITIES LENDING COLLATERAL		460,133,421	22.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,762,311,979)		$2,471,195,538	122.3%

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $429,858 of securities on loan)	$2,008,645
Temporary Cash Investments at Value	2,417
Collateral Received from Securities on Loan at Value	460,133
Foreign Currencies at Value	9,296
Cash	15
Receivables:
Investment Securities Sold	3,961
Dividends, Interest, and Tax Reclaims	6,842
Securities Lending Income	758
Fund Shares Sold	2,474
Prepaid Expenses and Other Assets	48
Total Assets	2,494,589
LIABILITIES:
Payables:
Upon Return of Securities Loaned	460,133
Investment Securities Purchased	12,016
Fund Shares Redeemed	740
Due to Advisor	414
Accrued Expenses and Other Liabilities	133
Total Liabilities	473,436
NET ASSETS	$2,021,153
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	75,146,303
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.90
Investments at Cost	$1,299,761
Temporary Cash Investments at Cost	$2,417
Collateral Received from Securities on Loan at Cost	$460,133
Foreign Currencies at Cost	$9,290
NET ASSETS CONSIST OF:
Paid-In Capital	$1,290,175
Accumulated Net Investment Income (Loss)	22,280
Accumulated Net Realized Gain (Loss)	(148)
Net Unrealized Appreciation (Depreciation)	708,846
NET ASSETS	$2,021,153
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
24

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007

  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,051)	$29,696
Interest	160
Income from Securities Lending	1,835
Total Investment Income	31,691
Expenses
Investment Advisory Services Fees	2,294
Accounting & Transfer Agent Fees	109
Custodian Fees	128
Legal Fees	6
Audit Fees	8
Filing Fees	30
Shareholders' Reports	24
Directors'/Trustees' Fees & Expenses	9
Other	19
Total Expenses	2,627
Net Investment Income (Loss)	29,064
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	7,531
Foreign Currency Transactions	90
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	211,735
Translation of Foreign Currency Denominated Amounts	(128)
Net Realized and Unrealized Gain (Loss)	219,228
Net Increase (Decrease) in Net Assets Resulting from Operations	$248,292

See accompanying Notes to Financial Statements.
25

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,064	$35,857
Net Realized Gain (Loss) on:
Investment Securities Sold	7,531	16,379
Foreign Currency Transactions	90	17
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	211,735	286,181
Translation of Foreign Currency Denominated Amounts	(128)	147
Net Increase (Decrease) in Net Assets Resulting from Operations	248,292	338,581
Distributions From:
Net Investment Income	(5,766)	(40,654)
Total Distributions	(5,766)	(40,654)
Capital Share Transactions (1):
Shares Issued	229,421	389,496
Shares Issued in Lieu of Cash Distributions	5,433	37,524
Shares Redeemed	(129,466)	(177,163)
Net Increase (Decrease) from Capital Share Transactions	105,388	249,857
Total Increase (Decrease) in Net Assets	347,914	547,784
Net Assets
Beginning of Period	1,673,239	1,125,455
End of Period	$2,021,153	$1,673,239
(1) Shares Issued and Redeemed:
Shares Issued	9,194	18,097
Shares Issued in Lieu of Cash Distributions	225	1,796
Shares Redeemed	(5,173)	(8,223)
	4,246	11,670
Accumulated Net Investment Income (Loss) at End of Period	$22,280	$(1,125)

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LARGE CAP INTERNATIONAL PORTFOLIO
  FINANCIAL HIGHLIGHTS
  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.60	$19.00	$17.31	$14.65	$12.10	$13.90
Income from Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.55	(A)	0.44	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	4.68	1.72	2.86	2.51	(1.79)
Total from Investment Operations	3.38	5.23	2.16	3.17	2.76	(1.57)
Less Distributions
Net Investment Income	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Total Distributions	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Asset Value, End of Period	$26.90	$23.60	$19.00	$17.31	$14.65	$12.10
Total Return	14.36	%(C)	28.00%	12.73%	22.09%	23.32%	(11.50)%
Net Assets, End of Period (thousands)	$2,021,153	$1,673,239	$1,125,455	$844,883	$504,123	$337,367
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	3.18	%(B)	2.56%	2.41%	2.07%	2.10%	1.74%
Portfolio Turnover Rate	1	%(C)	4%	4%	1%	1%	9%

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LARGE CAP INTERNATIONAL PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-five operational portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolio (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of

28

such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $37 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

29

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended May 31, 2007, the Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.25% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $76 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$141,145
Sales	19,230

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income

30

tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$47	$3,879	$(3,926)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Total
2005	$25,310	$25,310
2006	40,702	40,702

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Total
$48	$48

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
$2,710	$(6,873)	$(4,163)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30,
2010	2011	2013	Total
$6,089	$533	$251	$6,873

During the year ended November 30, 2006 the Portfolio utilized $12,449 (in thousands) in capital loss carryforwards to offset realized capital gains for federal income tax purposes.

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2006, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $3,788 and $4,140, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

31

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,763,102	$741,124	$(33,031)	$708,093

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit.

32

The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings by the Large Cap International Portfolio under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
5.96%	$211	2	—	$395

There were no outstanding borrowings by the Portfolio under this line of credit at May 31, 2007.

H.  Securities Lending:

As of May 31, 2007, the Portfolio had securities on loan to brokers/dealers, for which each portfolio held cash collateral. The portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

Subject to each portfolio's investment policy, the cash collateral received by the portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Other:

At May 31, 2007, two shareholders held approximately 67% of the outstanding shares of the Portfolio. One or more of the shareholders may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

33

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended May 31, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.80	0.04%	$0.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56

34

The U.S. Small Cap Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,087.40	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,027.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,325.20	0.15%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,165.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,247.40	0.14%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Canadian Small Company Series**
Actual Fund Return	$1,000.00	$1,142.00	0.57%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.09	0.57%	$0.95

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (60), then divided by the number of days in the year to reflect the six-month period. The Portfolio commenced operations on April 2, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

35

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	10.3%	9.4%	10.4%	20.2%	11.8%	11.1%	15.1%	3.1%	1.2%	3.8%	3.6%	0.0%	100.0%
The U.S. Large Cap Value Series	23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	0.0%	7.0%	0.0%	0.0%	100.0%
The U.S. Small Cap Series	17.9%	3.9%	6.0%	13.7%	14.5%	15.9%	19.3%	4.8%	0.1%	1.3%	2.5%	0.1%	100.0%
The DFA International Value Series	15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%
The Japanese Small Company Series	21.4%	9.5%	1.4%	9.3%	3.7%	30.0%	12.5%	11.6%	0.0%	0.0%	0.6%	0.0%	100.0%
The Asia Pacific Small Company Series	20.4%	5.1%	6.1%	13.7%	5.2%	20.9%	7.0%	17.1%	0.4%	1.2%	2.7%	0.2%	100.0%
The United Kingdom Small Company Series	18.7%	4.4%	6.5%	14.6%	3.0%	33.8%	11.5%	3.6%	2.9%	0.8%	0.1%	0.1%	100.0%
The Continental Small Company Series	17.5%	6.4%	2.7%	15.6%	7.4%	28.2%	10.4%	8.5%	0.4%	0.6%	2.1%	0.2%	100.0%
The Canadian Small Company Series	10.5%	3.2%	24.7%	7.2%	5.6%	10.1%	7.5%	30.1%	0.0%	0.1%	1.0%	0.0%	100.0%

36

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
* Comcast Corp. Class A	1,247,973	$34,206,940	0.6%
Disney (Walt) Co.	821,965	29,130,440	0.5%
Home Depot, Inc.	818,933	31,831,926	0.6%
Time Warner, Inc.	1,531,062	32,718,795	0.6%
Other Securities		433,359,614	7.8%
Total Consumer Discretionary		561,247,715	10.1%
Consumer Staples — (8.1%)
Altria Group, Inc.	842,094	59,872,883	1.1%
# Coca-Cola Co.	808,272	42,830,333	0.8%
PepsiCo, Inc.	657,180	44,905,109	0.8%
Procter & Gamble Co.	1,266,150	80,463,832	1.5%
Wal-Mart Stores, Inc.	986,769	46,970,204	0.8%
Other Securities		235,883,675	4.2%
Total Consumer Staples		510,926,036	9.2%
Energy — (9.1%)
# Chevron Corp.	865,845	70,557,709	1.3%
ConocoPhillips	659,722	51,082,274	0.9%
# Exxon Mobil Corp.	2,284,571	190,007,770	3.4%
Schlumberger, Ltd.	472,910	36,825,502	0.7%
Other Securities		222,285,483	4.0%
Total Energy		570,758,738	10.3%
Financials — (17.5%)
American Express Co.	478,446	31,089,421	0.6%
American International Group, Inc.	1,043,928	75,517,752	1.4%
# Bank of America Corp.	1,794,591	91,003,710	1.6%
Citigroup, Inc.	1,967,212	107,193,382	1.9%
Federal National Mortgage Association	388,387	24,825,697	0.4%
JPMorgan Chase & Co.	1,393,739	72,237,492	1.3%
Merrill Lynch & Co., Inc.	354,853	32,905,519	0.6%
Morgan Stanley	427,174	36,326,877	0.7%
# The Goldman Sachs Group, Inc.	165,064	38,100,072	0.7%
U.S. Bancorp	710,728	24,576,974	0.4%
Wachovia Corp.	764,711	41,439,689	0.7%
# Wells Fargo & Co.	1,355,727	48,928,187	0.9%
Other Securities		478,781,283	8.7%
Total Financials		1,102,926,055	19.9%
Health Care — (10.5%)
Abbott Laboratories	619,184	34,891,018	0.6%
*# Amgen, Inc.	468,461	26,388,408	0.5%
Johnson & Johnson	1,161,299	73,475,388	1.3%
Merck & Co., Inc.	869,337	45,596,726	0.8%
# Pfizer, Inc.	2,843,744	78,174,523	1.4%
UnitedHealth Group, Inc.	543,443	29,764,373	0.5%
Wyeth	540,172	31,243,548	0.6%
Other Securities		338,417,363	6.1%
Total Health Care		657,951,347	11.8%
Industrials — (9.7%)
3M Co.	294,483	25,902,725	0.5%
Boeing Co.	316,705	31,857,356	0.6%

37

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# General Electric Co.	4,126,279	$155,065,565	2.8%
Tyco International, Ltd.	793,395	26,467,657	0.5%
# United Parcel Service, Inc.	427,933	30,798,338	0.6%
United Technologies Corp.	399,575	28,190,016	0.5%
Other Securities		310,645,139	5.5%
Total Industrials		608,926,796	11.0%
Information Technology — (13.2%)
* Apple, Inc.	345,841	42,040,432	0.8%
*# Cisco Sytems, Inc.	2,423,665	65,245,062	1.2%
*# Google, Inc.	87,342	43,474,481	0.8%
Hewlett-Packard Co.	1,073,968	49,091,077	0.9%
# Intel Corp.	2,314,106	51,303,730	0.9%
International Business Machines Corp.	604,118	64,398,979	1.2%
Microsoft Corp.	3,457,811	106,051,063	1.9%
* Oracle Corp.	1,601,169	31,030,655	0.6%
# QUALCOMM, Inc.	664,705	28,549,080	0.5%
Other Securities		346,525,255	6.1%
Total Information Technology		827,709,814	14.9%
Materials — (2.7%)
Total Materials		168,621,427	3.0%
Real Estate Investment Trusts — (1.0%)
Total Real Estate Investment Trusts		65,882,200	1.2%
Telecommunication Services — (3.3%)
AT&T, Inc.	2,505,567	103,580,140	1.9%
Sprint Nextel Corp.	1,164,683	26,613,007	0.5%
Verizon Communications, Inc.	1,167,644	50,827,543	0.9%
Other Securities		27,498,921	0.5%
Total Telecommunication Services		208,519,611	3.8%
Utilities — (3.2%)
Total Utilities		198,695,547	3.6%
TOTAL COMMON STOCKS		5,482,165,286	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000	1.0%
SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979	12.7%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649	0.8%
TOTAL SECURITIES LENDING COLLATERAL		750,883,628	13.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914	113.3%

See accompanying Notes to Financial Statements.
38

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

39

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.
40

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.4%)
Consumer Discretionary — (14.5%)
* Fossil, Inc.	215,900	$6,738,239	0.2%
* Gemstar-TV Guide International, Inc.	1,321,214	6,077,584	0.2%
*# Priceline.com, Inc.	124,616	7,706,253	0.2%
* Sonic Corp.	296,603	7,231,181	0.2%
# Tempur-Pedic International, Inc.	251,600	6,380,576	0.2%
Other Securities		699,916,053	16.9%
Total Consumer Discretionary		734,049,886	17.9%
Consumer Staples — (3.2%)
Flowers Foods, Inc.	182,337	6,290,626	0.2%
Longs Drug Stores Corp.	115,800	6,633,024	0.2%
Other Securities		147,545,606	3.5%
Total Consumer Staples		160,469,256	3.9%
Energy — (4.8%)
*# Atwood Oceanics, Inc.	102,352	6,718,385	0.2%
*# Dril-Quip, Inc.	131,200	6,365,824	0.2%
* Hanover Compressor Co.	246,600	6,165,000	0.2%
* Lone Star Technologies, Inc.	101,200	6,818,856	0.2%
* Mariner Energy, Inc.	253,300	6,327,434	0.2%
* Oil States International, Inc.	162,653	6,332,081	0.2%
* Petrohawk Energy Corp.	384,456	6,266,633	0.2%
* Universal Compression Holdings, Inc.	83,949	6,238,250	0.2%
USEC, Inc.	287,431	6,639,656	0.2%
* W-H Energy Services, Inc.	99,900	6,373,620	0.2%
Other Securities		180,548,254	4.0%
Total Energy		244,793,993	6.0%
Financials — (11.0%)
Cohen & Steers, Inc.	127,000	6,602,730	0.2%
*# CompuCredit Corp.	166,160	6,118,011	0.2%
Other Securities		543,869,998	13.2%
Total Financials		556,590,739	13.6%
Health Care — (11.6%)
# Chemed Corp.	90,600	6,070,200	0.2%
*# Medarex, Inc.	409,962	6,555,292	0.2%
Steris Corp.	207,600	6,242,532	0.2%
* Sunrise Senior Living, Inc.	156,030	6,110,135	0.2%
* Ventana Medical Systems, Inc.	118,445	6,095,180	0.2%
Other Securities		560,258,859	13.4%
Total Health Care		591,332,198	14.4%
Industrials — (12.8%)
Baldor Electric Co.	146,233	6,782,287	0.2%
*# Ceradyne, Inc.	92,265	6,234,346	0.2%
Curtiss-Wright Corp.	145,000	6,535,150	0.2%
Deluxe Corp.	186,930	8,163,233	0.2%
* EMCOR Group, Inc.	91,200	5,981,808	0.2%
*# Hexcel Corp.	296,113	6,849,094	0.2%
Nordson Corp.	114,575	5,956,754	0.2%
* United Stationers, Inc.	95,009	6,374,154	0.2%
Valmont Industries, Inc.	84,450	5,952,881	0.2%
Wabtec Corp.	159,100	6,230,356	0.2%
* Washington Group International, Inc.	74,115	6,225,660	0.2%
Watson Wyatt & Co. Holdings	122,700	6,327,639	0.2%

41

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Woodward Governor Co.	113,018	$6,243,114	0.2%
Other Securities		568,253,137	13.3%
Total Industrials		652,109,613	15.9%
Information Technology — (15.6%)
Adtran, Inc.	262,626	7,106,660	0.2%
* Amkor Technology, Inc.	441,988	6,285,069	0.2%
*# aQuantive, Inc.	100,725	6,425,248	0.2%
*# Arris Group, Inc.	367,300	6,042,085	0.2%
* Emulex Corp.	287,200	6,372,968	0.2%
* Sonus Networks, Inc.	782,743	6,786,382	0.2%
* Tessera Technologies, Inc.	139,645	6,349,658	0.2%
Other Securities		746,691,992	17.9%
Total Information Technology		792,060,062	19.3%
Materials — (3.8%)
*# Century Aluminum Co.	110,590	6,230,641	0.2%
* OM Group, Inc.	96,900	6,057,219	0.2%
Quanex Corp.	125,975	6,039,242	0.2%
* RTI International Metals, Inc.	68,300	6,061,625	0.2%
Silgan Holdings, Inc.	115,926	6,691,249	0.2%
Texas Industries, Inc.	73,800	6,419,124	0.2%
Other Securities		157,780,208	3.5%
Total Materials		195,279,308	4.7%
Other — (0.0%)
Total Other		3,348	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,070,598	0.1%
Telecommunication Services — (1.0%)
Total Telecommunication Services		53,096,480	1.3%
Utilities — (2.0%)
Total Utilities		100,564,003	2.4%
TOTAL COMMON STOCKS		4,083,419,484	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		643	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $26,750,000 FHLMC 6.50%, 12/01/36, valued at $24,188,105) to be repurchased at $23,839,436	$23,836	23,836,000	0.6%
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,227,366,429 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 03/01/22 to 04/01/37, valued at $946,363,902) to be repurchased at $918,935,428	918,800	918,799,905	22.4%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $53,050,000 FHLB 3.750%, 08/15/07 & 4.125%, 10/19/07, valued at $53,196,434) to be repurchased at $51,289,647	51,282	51,282,083	1.2%
TOTAL SECURITIES LENDING COLLATERAL		970,081,988	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $4,369,523,675)		$5,077,338,115	123.7%

See accompanying Notes to Financial Statements.
42

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

43

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

44

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.
45

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.5%)
Consumer Discretionary — (16.2%)
# Matsuzakaya Holdings Co., Ltd.	529,077	$4,205,951	0.3%
Nishimatsuya Chain Co., Ltd.	228,900	3,921,771	0.3%
Resorttrust, Inc.	178,608	4,072,766	0.3%
# Sanyo Shokai, Ltd.	458,000	3,815,037	0.3%
Tokyo Style Co., Ltd.	354,000	4,028,807	0.3%
# Yoshinoya D&C Co., Ltd.	2,227	4,230,480	0.3%
Other Securities		308,014,275	19.7%
Total Consumer Discretionary		332,289,087	21.5%
Consumer Staples — (7.0%)
# Sugi Pharmacy Co., Ltd.	203,700	4,392,069	0.3%
Other Securities		140,602,956	9.1%
Total Consumer Staples		144,995,025	9.4%
Energy — (1.0%)
# Modec, Inc.	130,400	4,620,974	0.3%
Other Securities		16,272,010	1.0%
Total Energy		20,892,984	1.3%
Financials — (6.8%)
Fuyo General Lease Co., Ltd.	108,000	3,942,260	0.3%
The Bank of Iwate, Ltd.	66,500	3,976,863	0.3%
# TOC Co., Ltd.	443,950	4,067,097	0.3%
Other Securities		128,619,142	8.2%
Total Financials		140,605,362	9.1%
Health Care — (2.8%)
Mochida Pharmaceutical Co., Ltd.	430,000	4,316,127	0.3%
# Rohto Pharmaceutical Co., Ltd.	399,000	3,943,996	0.3%
Other Securities		49,199,493	3.1%
Total Health Care		57,459,616	3.7%
Industrials — (22.5%)
# Amano Corp.	283,000	3,783,643	0.3%
# Chudenko Corp.	220,000	3,910,105	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	3,953,688	0.3%
# Hitachi Plant Technologies, Ltd.	681,570	4,137,403	0.3%
Hitachi Transport System, Ltd.	358,000	4,081,293	0.3%
#* Hitachi Zosen Corp.	2,701,000	4,684,505	0.3%
# Iino Kaiun Kaisha, Ltd.	355,000	4,551,577	0.3%
Japan Airport Terminal Co., Ltd.	305,700	5,204,274	0.3%
JFE Shoji Holdings, Inc.	813,000	5,273,161	0.3%
Kintetsu World Express, Inc.	120,000	4,294,504	0.3%
Kyowa Exeo Corp.	354,000	3,971,476	0.3%
# Makino Milling Machine Co., Ltd.	345,000	4,577,176	0.3%
# Meitec Corp.	138,800	3,992,196	0.3%
Miura Co., Ltd.	148,600	4,166,166	0.3%
Nichias Corp.	435,000	4,309,211	0.3%
Okamura Corp.	389,000	3,847,177	0.3%
# Okumura Corp.	789,000	3,925,205	0.3%
Ryobi, Ltd.	587,000	3,815,958	0.3%
# Shima Seiki Manufacturing Co., Ltd.	133,800	4,172,979	0.3%
# Shinwa Kaiun Kaisha, Ltd.	540,000	4,234,205	0.3%
# Toyo Engineering Corp.	651,000	4,024,504	0.3%
Tsubakimoto Chain Co.	609,000	4,181,058	0.3%
Other Securities		369,418,740	23.3%
Total Industrials		462,510,204	29.9%

46

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.2%)
# Capcom Co., Ltd.	212,200	$3,993,764	0.3%
Hitachi Kokusai Electric, Inc.	319,000	3,817,677	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,442,977	0.3%
# Japan Aviation Electronics Industry, Ltd.	316,000	3,953,718	0.3%
# Koei Co., Ltd.	244,400	4,040,496	0.3%
Nichicon Corp.	272,300	4,032,073	0.3%
Nippon Chemi-Con Corp.	443,000	3,961,650	0.3%
Star Micronics Co., Ltd.	177,400	4,118,285	0.3%
Other Securities		157,333,748	9.9%
Total Information Technology		189,694,388	12.3%
Materials — (8.5%)
Adeka Corp.	359,000	3,869,676	0.3%
Nifco, Inc.	171,000	3,976,504	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,879,793	0.3%
# Nippon Paint Co., Ltd.	798,000	4,259,956	0.3%
Nippon Yakin Kogyo Co., Ltd.	406,000	4,864,976	0.3%
# Toho Zinc Co., Ltd.	436,000	4,056,247	0.3%
Yodogawa Steel Works, Ltd.	657,000	3,828,968	0.2%
Other Securities		145,417,086	9.3%
Total Materials		174,153,206	11.3%
Other — (0.0%)
Total Other		3,920	0.0%
Utilities — (0.5%)
Total Utilities		9,909,410	0.6%
TOTAL COMMON STOCKS		1,532,513,202	99.1%
	Face Amount	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,065,000 FHLMC 6.584%(r), 03/01/37, valued at $1,073,042) to be repurchased at $1,056,152	$1,056	1,056,000	0.1%
SECURITIES LENDING COLLATERAL — (25.4%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $67,864,184 FHLMC 5.500%, 09/01/31 & 5.8039%(r), 05/01/37 & FNMA, rates ranging from 4.377%(r) to 5.918%(r), maturities ranging from 11/01/20 to 05/01/37, valued at $68,457,703) to be repurchased at $67,125,065	67,115	67,115,166	4.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $185,881,711 FHLMC 6.500%, 12/01/36, valued at $168,204,051) to be repurchased at $164,930,256	164,906	164,905,932	10.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $459,370,098 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 05/01/37 & FNMA, rates ranging from 5.500% to 8.000%, maturities ranging from 06/01/08 to 12/01/36, valued at $296,822,703) to be repurchased at $291,042,761	291,000	291,000,000	18.8%
TOTAL SECURITIES LENDING COLLATERAL		523,021,098	33.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,033,496,398)		$2,056,590,300	133.0%

See accompanying Notes to Financial Statements.
47

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (38.3%)
COMMON STOCKS — (38.2%)
# ABB Grain, Ltd.	607,032	$4,426,401	0.4%
# Adelaide Bank, Ltd.	443,609	5,513,750	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,647,777	0.6%
Ansell, Ltd.	602,086	6,123,792	0.6%
# APA Group	1,794,627	6,475,740	0.6%
#* Arrow Energy NL	2,258,440	4,908,388	0.5%
* Austar United Communications, Ltd.	5,107,520	7,070,454	0.7%
#* Australian Worldwide Exploration, Ltd.	1,825,281	5,050,343	0.5%
# AWB, Ltd.	1,431,329	4,477,647	0.4%
# Bank of Queensland, Ltd.	456,004	7,140,306	0.7%
# Bendigo Bank, Ltd.	388,119	5,367,578	0.5%
# Cabcharge Australia, Ltd.	491,485	5,411,299	0.5%
Campbell Brothers, Ltd.	216,190	4,884,890	0.5%
# Coates Hire, Ltd.	1,086,100	5,593,099	0.5%
# ConnectEast Group	5,166,636	6,928,234	0.6%
# Corporate Express Australia, Ltd.	743,408	4,433,320	0.4%
# DUET Group	2,085,981	6,555,072	0.6%
Fairfax Media, Ltd.	1,121,930	4,525,792	0.4%
# FKP, Ltd.	896,056	5,341,711	0.5%
Flight Centre, Ltd.	350,031	5,307,934	0.5%
Futuris Corp., Ltd.	2,990,467	6,282,755	0.6%
# Gunns, Ltd.	1,457,920	4,220,866	0.4%
# GWA International, Ltd.	1,166,276	4,251,271	0.4%
# Healthscope, Ltd.	967,031	4,651,222	0.4%
# Iluka Resources, Ltd.	974,850	4,836,975	0.5%
# Incitec Pivot, Ltd.	226,180	12,422,089	1.2%
# Jones (David), Ltd.	1,811,835	7,793,671	0.7%
# Jubilee Mines NL	494,194	7,137,618	0.7%
# Kagara Zinc, Ltd.	831,710	4,400,723	0.4%
New Hope Corp., Ltd.	3,369,563	4,817,722	0.5%
Pacific Brands, Ltd.	2,102,119	6,030,512	0.6%
Paperlinx, Ltd.	1,840,157	6,288,808	0.6%
# Primary Health Care, Ltd.	530,504	5,446,425	0.5%
# Reece Australia, Ltd.	251,463	5,879,021	0.5%
#* Silex System, Ltd.	568,711	5,172,796	0.5%
# Smorgon Steel Group, Ltd.	3,274,819	7,304,567	0.7%
# Ten Network Holdings, Ltd.	1,658,273	4,267,794	0.4%
# Transfield Services, Ltd.	768,280	7,753,833	0.7%
# United Group, Ltd.	393,438	5,470,174	0.5%
Other Securities		345,905,175	31.4%
TOTAL COMMON STOCKS		572,517,544	52.7%
PREFERRED STOCKS — (0.1%)
Other Securities		874,937	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		209,593	0.0%
TOTAL — AUSTRALIA		573,602,074	52.8%

48

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (23.1%)
COMMON STOCKS — (23.1%)
Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	$4,714,637	0.4%
#* China Insurance International Holdings Co., Ltd.	3,562,000	5,566,108	0.5%
#* CITIC Resources Holdings, Ltd.	11,420,000	6,253,335	0.6%
First Pacific Co., Ltd.	6,992,000	5,003,147	0.5%
# FU JI Food & Catering Services	1,321,000	4,509,828	0.4%
#* Nan Hai Corp., Ltd.	188,572,743	8,060,189	0.8%
Pacific Basin Shipping, Ltd.	4,252,000	4,526,285	0.4%
# Ports Design, Ltd.	1,507,500	4,412,719	0.4%
Vtech Holdings, Ltd.	657,000	4,794,594	0.4%
Other Securities		298,091,156	27.4%
TOTAL COMMON STOCKS		345,931,998	31.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		451,442	0.0%
TOTAL — HONG KONG		346,383,440	31.8%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,796	0.0%
NEW ZEALAND — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		36,273,116	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,213	0.0%
TOTAL — NEW ZEALAND		36,309,329	3.3%
SINGAPORE — (8.0%)
COMMON STOCKS — (8.0%)
Hotel Properties, Ltd.	1,675,000	6,750,385	0.6%
# Labroy Marine, Ltd.	3,343,000	5,346,554	0.5%
Other Securities		107,702,671	9.9%
TOTAL COMMON STOCKS		119,799,610	11.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583,569	0.1%
TOTAL — SINGAPORE		120,383,179	11.1%
UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,191,791	0.2%

49

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,855,000 FNMA 5.058%(r), 01/01/36, valued at $3,501,564) to be repurchased at $3,449,497	$3,449	$3,449,000	0.3%
SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $29,899,344 FHLMC, rates ranging from 4.418%(r) to 5.961%(r), maturities ranging from 10/01/32 to 07/01/36 & FNMA 4.333%(r), 07/01/35 & 6.000%, 05/01/37, valued at $15,844,656) to be repurchased at $15,535,968	15,534	15,533,677	1.4%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $361,292,370 FHLMC 6.500%, 11/01/36 & 04/01/37, valued at $348,660,373) to be repurchased at $341,874,313	341,824	341,823,894	31.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $70,720,000 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 09/01/36, valued at $58,949,811) to be repurchased at $57,801,019	57,793	57,792,527	5.3%
TOTAL SECURITIES LENDING COLLATERAL		415,150,098	38.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,118,291,535)		$1,497,472,707	137.7%

See accompanying Notes to Financial Statements.
50

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (18.5%)
Bellway P.L.C.	298,107	$8,473,464	0.7%
Bovis Homes Group P.L.C.	449,404	9,428,792	0.7%
First Choice Holidays P.L.C.	1,764,534	12,481,045	1.0%
Greene King P.L.C.	411,407	9,078,567	0.7%
Halfords Group P.L.C.	954,932	7,425,951	0.6%
* MyTravel Group P.L.C.	1,643,447	10,751,947	0.8%
Redrow P.L.C.	644,914	7,534,198	0.6%
Taylor Nelson Sofres P.L.C.	1,605,792	7,978,781	0.6%
Other Securities		169,095,217	12.9%
Total Consumer Discretionary		242,247,962	18.6%
Consumer Staples — (4.3%)
Marston's P.L.C.	1,139,704	10,558,994	0.8%
Other Securities		45,911,061	3.5%
Total Consumer Staples		56,470,055	4.3%
Energy — (6.5%)
* Dana Petroleum P.L.C.	337,760	7,602,197	0.6%
Expro International Group P.L.C.	417,648	7,607,517	0.6%
* Premier Oil P.L.C.	335,038	7,333,303	0.6%
* Soco International P.L.C.	294,449	8,893,995	0.7%
Wood Group (John) P.L.C.	1,504,358	9,255,130	0.7%
Other Securities		44,122,768	3.3%
Total Energy		84,814,910	6.5%
Financials — (17.2%)
Aberdeen Asset Management P.L.C.	2,223,016	9,404,774	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	9,071,771	0.7%
Brixton P.L.C.	952,536	9,012,488	0.7%
Capital & Regional P.L.C.	275,300	7,546,560	0.6%
Derwent London P.L.C.	400,762	16,456,224	1.3%
Great Portland Estates P.L.C.	722,131	10,239,112	0.8%
Henderson Group P.L.C.	3,717,144	11,977,821	0.9%
Hiscox, Ltd.	1,606,168	9,146,185	0.7%
Shaftesbury P.L.C.	572,839	7,828,641	0.6%
Other Securities		134,212,856	10.3%
Total Financials		224,896,432	17.3%
Health Care — (3.0%)
Total Health Care		38,712,950	3.0%

51

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (33.7%)
Aggreko P.L.C.	1,038,893	$11,666,344	0.9%
Amec P.L.C.	683,554	8,060,672	0.6%
Arriva P.L.C.	577,614	8,304,144	0.6%
Atkins (WS) P.L.C.	445,124	9,890,359	0.8%
Babcock International Group P.L.C.	857,669	9,346,426	0.7%
Carillion P.L.C.	1,140,139	9,735,713	0.8%
* Charter P.L.C.	561,590	11,489,325	0.9%
Cookson Group P.L.C.	694,799	9,853,411	0.8%
Davis Service Group P.L.C.	687,656	8,876,337	0.7%
De La Rue P.L.C.	676,542	10,091,029	0.8%
* easyJet P.L.C.	742,283	8,359,409	0.6%
Forth Ports P.L.C.	187,302	7,619,279	0.6%
Go-Ahead Group P.L.C.	178,245	9,222,638	0.7%
Homeserve P.L.C.	238,474	8,846,124	0.7%
Intertek Group P.L.C.	512,085	9,267,833	0.7%
* Invensys P.L.C.	1,628,063	12,572,150	1.0%
Michael Page International P.L.C.	1,224,495	13,839,648	1.1%
Regus Group P.L.C.	3,865,759	11,429,920	0.9%
SIG P.L.C.	445,720	12,530,503	1.0%
VT Group P.L.C.	708,023	8,374,218	0.6%
Weir Group P.L.C.	853,629	11,464,611	0.9%
Other Securities		229,372,642	17.4%
Total Industrials		440,212,735	33.8%
Information Technology — (11.5%)
* Autonomy Corp. P.L.C.	696,972	10,686,722	0.8%
Electrocomponents P.L.C.	1,319,110	8,091,675	0.6%
Laird Group P.L.C.	735,436	8,643,472	0.7%
Misys P.L.C.	2,032,165	10,128,954	0.8%
Spectris P.L.C.	508,179	9,417,630	0.7%
Other Securities		103,156,787	7.9%
Total Information Technology		150,125,240	11.5%
Materials — (3.6%)
DS Smith P.L.C.	1,570,921	7,780,099	0.6%
Other Securities		39,169,012	3.0%
Total Materials		46,949,111	3.6%
Other — (0.0%)
Total Other		16,938	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		10,260,237	0.8%
Utilities — (0.1%)
Total Utilities		1,814,814	0.2%
TOTAL COMMON STOCKS		1,296,521,384	99.6%

52

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $165,000 FHLMC 6.584%(r), 03/01/37, valued at $166,246) to be repurchased at $161,023	$161	$161,000	0.0%
SECURITIES LENDING COLLATERAL — (0.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $7,753,050 FHLMC 6.500%, 11/01/36, valued at $6,909,830) to be repurchased at $6,775,341	6,774	6,774,342	0.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $4,640,000 FNMA 4.000%, 09/01/20, valued at $3,637,434) to be repurchased at $3,565,182	3,565	3,564,658	0.3%
TOTAL SECURITIES LENDING COLLATERAL		10,339,000	0.8%
TOTAL INVESTMENTS — (100.0%) (Cost $768,962,318)		$1,307,021,384	100.4%

See accompanying Notes to Financial Statements.
53

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
# Andritz AG	109,548	$7,405,676	0.3%
# Boehler-Uddeholm AG	104,608	10,159,145	0.4%
Other Securities		39,179,797	1.7%
TOTAL — AUSTRIA		56,744,618	2.4%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
# Ackermans & Van Haaren SA	85,898	8,483,515	0.4%
# Bekaert SA	59,440	8,491,973	0.4%
Other Securities		80,267,953	3.3%
TOTAL COMMON STOCKS		97,243,441	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		117	0.0%
TOTAL — BELGIUM		97,243,558	4.1%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		86,704,040	3.6%
FINLAND — (4.8%)
COMMON STOCKS — (4.8%)
# KCI Konecranes Oyj	255,800	10,778,721	0.5%
# Nokian Renkaat Oyj	384,580	13,408,803	0.6%
Ramirent Oyj	314,560	8,717,778	0.4%
# TietoEnator Oyj	291,429	9,296,410	0.4%
Uponor Oyj Series A	216,400	8,955,697	0.4%
Other Securities		100,429,885	4.1%
TOTAL — FINLAND		151,587,294	6.4%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
Nexans SA	78,576	12,655,996	0.5%
# SCOR SA	282,143	7,706,647	0.3%
# Somfy SA	22,900	7,568,721	0.3%
Other Securities		253,246,389	10.7%
TOTAL COMMON STOCKS		281,177,753	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		46,522	0.0%
TOTAL — FRANCE		281,224,275	11.8%
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Bilfinger Berger AG	136,777	13,409,696	0.6%
#* Conergy AG	94,598	7,305,639	0.3%
* Freenet AG	236,364	7,890,567	0.3%
# MTU Aero Engines Holding AG	144,740	8,932,845	0.4%
#* QIAGEN NV	510,901	8,880,598	0.4%
# Rhoen-Klinikum AG	149,404	9,266,657	0.4%
#* SGL Carbon AG	228,535	8,652,084	0.4%

54

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Stada Arzneimittel AG	164,610	$10,634,310	0.5%
Wincor Nixdorf AG	117,600	11,752,386	0.5%
Other Securities		255,018,774	10.6%
TOTAL — GERMANY		341,743,556	14.4%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,592	7,725,539	0.3%
Other Securities		105,620,508	4.5%
TOTAL COMMON STOCKS		113,346,047	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256,488	0.0%
TOTAL — GREECE		113,602,535	4.8%
IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
DCC P.L.C.	324,316	11,211,949	0.5%
IAWS Group P.L.C.	368,887	9,010,483	0.4%
Other Securities		54,248,846	2.2%
TOTAL — IRELAND		74,471,278	3.1%
ITALY — (6.5%)
COMMON STOCKS — (6.4%)
# Azimut Holding SpA	445,446	7,516,025	0.3%
* Impregilo SpA	1,144,479	10,599,805	0.5%
Other Securities		182,646,755	7.6%
TOTAL COMMON STOCKS		200,762,585	8.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,187,126	0.1%
TOTAL — ITALY		201,949,711	8.5%
NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
Aalberts Industries NV	372,614	10,442,907	0.4%
Hagemeyer NV	1,941,147	9,370,301	0.4%
Imtech NV	87,055	7,693,535	0.3%
# Koninklijke Bam Groep NV	436,318	12,965,605	0.6%
Koninklijke Boskalis Westminster NV	223,109	8,244,627	0.4%
Nutreco Holding NV	146,191	10,935,089	0.5%
OPG Groep NV	218,634	7,901,960	0.3%
#* Tele Atlas NV	351,470	8,005,025	0.3%
USG People NV	196,365	9,140,675	0.4%
Other Securities		133,356,835	5.6%
TOTAL — NETHERLANDS		218,056,559	9.2%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		80,171,861	3.4%
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		32,079,611	1.3%

55

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		$125,820,286	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258,481	0.0%
TOTAL — SPAIN		126,078,767	5.3%
SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
JM AB	280,673	10,359,847	0.4%
Trelleborg AB Series B	230,400	7,328,100	0.3%
Other Securities		141,582,274	6.0%
TOTAL COMMON STOCKS		159,270,221	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1	0.0%
TOTAL — SWEDEN		159,270,222	6.7%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Actelion, Ltd.	35,944	7,862,816	0.3%
Bank Sarasin & Cie Series B	1,778	7,708,400	0.3%
Barry Callebaut AG	10,927	8,935,411	0.4%
Clariant AG	794,519	13,560,457	0.6%
Converium Holding AG	546,150	9,989,112	0.4%
George Fisher AG	11,518	8,845,015	0.4%
Kuoni Reisen Holding AG	13,794	8,379,655	0.4%
# Lonza Group AG	129,327	12,789,845	0.5%
PSP Swiss Property AG	148,025	8,798,717	0.4%
Rieters Holdings AG	15,890	8,780,380	0.4%
Sika AG	8,623	17,131,434	0.7%
Sulzer AG	14,002	17,990,210	0.8%
Valiant Holding AG	60,231	8,556,960	0.4%
Other Securities		206,091,970	8.5%
TOTAL COMMON STOCKS		345,420,382	14.5%
PREFERRED STOCKS — (0.1%)
Other Securities		1,748,898	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,712	0.0%
TOTAL — SWITZERLAND		347,187,992	14.6%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		906,270	0.0%

56

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,500,000 FNMA 6.50%, 09/01/36, valued at $3,303,007) to be repurchased at $3,253,469	$3,253	$3,253,000	0.1%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,344,315 FHLMC 6.000%, 03/15/29, valued at $2,154,717) to be repurchased at $2,112,468	2,112	2,112,156	0.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $341,355,701 FHLMC 5.000%, 10/01/36 & 12/01/36, valued at $317,583,168) to be repurchased at $311,401,972	311,356	311,356,047	13.1%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $389,445,810 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 06/01/37 & FNMA, rates ranging from 4.500% to 7.200%, maturities ranging from 03/01/18 to 05/01/37, valued at $331,500,532) to be repurchased at $325,047,938	325,000	325,000,000	13.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $156,652,268 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/20 to 04/01/47, valued at $119,340,373) to be repurchased at $117,017,193	117,000	117,000,000	4.9%
TOTAL SECURITIES LENDING COLLATERAL		755,468,203	31.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,066,860,787)		$3,127,743,350	131.5%

See accompanying Notes to Financial Statements.
57

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (91.9%)
Consumer Discretionary — (9.7%)
Astral Media, Inc. Class A	14,800	$602,737	1.0%
Cogeco Cable, Inc. Subordinate Voting	10,900	436,061	0.7%
Corus Entertainment, Inc. Class B Non-Voting	17,300	800,626	1.3%
Dorel Industries, Inc. Class B Subordinate Voting	13,900	448,345	0.7%
* Forzani Group, Ltd. Class A	15,600	368,852	0.6%
* Great Canadian Gaming Corp.	34,400	460,875	0.8%
Linamar Corp.	21,800	395,400	0.6%
* Martinrea International, Inc.	24,600	400,647	0.7%
Reitmans Canada, Ltd.	23,000	536,509	0.9%
Torstar Corp. Class B Non-Voting	23,500	496,980	0.8%
Other Securities		1,406,475	2.3%
Total Consumer Discretionary		6,353,507	10.4%
Consumer Staples — (3.0%)
New Maple Leaf Foods, Inc.	26,800	406,159	0.7%
Rothmans, Inc.	27,700	586,320	1.0%
Other Securities		966,953	1.6%
Total Consumer Staples		1,959,432	3.3%
Energy — (22.9%)
*# Compton Petroleum Corp.	40,100	466,759	0.8%
* Duvernay Oil Corp.	13,300	507,952	0.8%
* Energy Metals Corp.	30,700	522,382	0.9%
* Oilexco, Inc.	58,300	625,188	1.0%
* Paramount Resources, Ltd. Class A	28,000	697,644	1.1%
Pason Systems, Inc.	30,200	467,569	0.8%
*# Petrobank Energy & Resources, Ltd.	28,900	703,857	1.2%
* Savanna Energy Services Corp.	22,800	479,619	0.8%
Shawcor, Ltd.	23,600	647,588	1.1%
* Tesco Corp.	14,300	441,594	0.7%
* UEX Corp.	62,100	409,317	0.7%
* UTS Energy Corp.	94,800	474,177	0.8%
Other Securities		8,641,241	14.1%
Total Energy		15,084,887	24.8%
Financials — (6.6%)
Canadian Western Bank	29,300	713,325	1.2%
* Dundee Corp. Class A Subordinate Voting	9,300	535,602	0.9%
Dundee Wealth Management, Inc.	48,600	775,165	1.3%
Home Capital Group, Inc.	13,600	508,474	0.8%
# Northbridge Financial Corp.	15,000	479,058	0.8%
Laurentian Bank of Canada	11,400	366,109	0.6%
Other Securities		960,559	1.5%
Total Financials		4,338,292	7.1%
Health Care — (5.1%)
* Axcan Pharma, Inc.	21,500	404,030	0.7%
Other Securities		2,971,245	4.8%
Total Health Care		3,375,275	5.5%

58

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (9.3%)
* Flint Energy Services, Ltd.	18,800	$474,570	0.8%
Quebecor World, Inc.	41,700	511,893	0.8%
Russel Metals, Inc.	30,100	862,814	1.4%
* Stantec, Inc.	17,900	587,909	1.0%
Toromont Industries, Ltd.	25,200	664,398	1.1%
Transcontinental, Inc. Class A	31,000	614,435	1.0%
Other Securities		2,382,362	3.9%
Total Industrials		6,098,381	10.0%
Information Technology — (6.9%)
* MacDonald Dettweiler & Associates, Ltd.	13,500	557,241	0.9%
* Open Text Corp.	21,800	499,346	0.8%
Other Securities		3,495,494	5.7%
Total Information Technology		4,552,081	7.4%
Materials — (27.4%)
* Canfor Corp.	37,700	460,676	0.8%
* Catalyst Paper Corp.	112,400	384,615	0.6%
CCL Industries, Inc. Class B Non-Voting	12,500	500,187	0.8%
* Crystallex International Corp.	106,400	487,435	0.8%
* Eastern Platinum, Ltd.	189,100	436,684	0.7%
* Equinox Minerals, Ltd.	154,700	467,166	0.8%
* FNX Mining Co., Inc.	17,900	583,390	1.0%
* Sino-Forest Corp.	71,600	873,579	1.4%
* Thompson Creek Metals Company, Inc.	36,400	599,974	1.0%
West Fraser Timber Co., Ltd.	17,300	671,232	1.1%
* Northgate Minerals Corp.	116,500	374,682	0.6%
Other Securities		12,192,837	20.0%
Total Materials		18,032,457	29.6%
Telecommunication Services — (0.1%)
Total Telecommunication Services		46,150	0.1%
Utilities — (0.9%)
Total Utilities		595,711	1.0%
TOTAL COMMON STOCKS		60,436,173	99.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,910,000 FHLMC 5.50%, 09/15/32, valued at $1,698,696) to be repurchased at $1,670,241	$1,670	1,670,000	2.7%
SECURITIES LENDING COLLATERAL — (5.6%)
@ Repurchase Agreement, Bear Stearns & Co. 5.09%, 06/01/07 (Collateralized by $3,701,558 U.S. Treasury Note/Bond 5.000%, 08/15/11, valued at $3,721,702) to be repurchased at $3,648,728	3,648	3,648,212	6.0%
TOTAL INVESTMENTS — (100.0%) (Cost $61,849,585)		$65,754,385	107.9%

See accompanying Notes to Financial Statements.
59

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $729,542, $1,309,133, $925,163, $2,298,491 and $478,329 of securities on loan, respectively)	$5,482,165	$10,923,867	$4,083,420	$9,608,031	$1,532,513
Temporary Cash Investments at Value	54,826	66,911	23,836	39,037	1,056
Collateral Received from Securities on Loan at Value	750,884	1,356,622	970,082	2,423,535	523,021
Foreign Currencies at Value	—	—	—	37,838	600
Cash	1,863	—	1	15	15
Receivables:
Investment Securities Sold	—	—	1,911	9,523	1,184
Dividends, Interest, and Tax Reclaims	10,391	12,718	2,370	30,721	10,554
Securities Lending Income	94	165	849	4,896	883
Fund Shares Sold	1,732	6,206	2,919	9,793	39
Prepaid Expenses and Other Assets	19	25	7	23	4
Total Assets	6,301,974	12,366,514	5,085,395	12,163,412	2,069,869
LIABILITIES:
Payables:
Upon Return of Securities Loaned	750,884	1,356,622	970,082	2,423,535	523,021
Investment Securities Purchased	—	—	12,053	68,877	—
Fund Shares Redeemed	1,467	119	—	305	—
Due to Advisor	114	897	100	1,580	128
Fund Margin Variation	33	—	—	—	—
Accrued Expenses and Other Liabilities	274	369	185	392	90
Total Liabilities	752,772	1,358,007	982,420	2,494,689	523,239
NET ASSETS	$5,549,202	$11,008,507	$4,102,975	$9,668,723	$1,546,630
SHARES OUTSTANDING, 0.01 $PAR VALUE (1)	N/A	440,180,123	226,075,259	380,612,787	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$25.01	$18.15	$25.40	N/A
Investments at Cost	$3,412,212	$8,031,348	$3,375,606	$6,249,547	$1,509,419
Temporary Cash Investments at Cost	$54,826	$66,911	$23,836	$39,037	$1,056
Collateral Received from Securities on Loan at Cost	$750,884	$1,356,622	$970,082	$2,423,535	$523,021
Foreign Currencies at Cost	—	—	—	$37,705	$600
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$7,950,348	$3,208,503	$5,937,449	N/A
Accumulated Net Investment Income (Loss)	N/A	34,662	13,654	130,871	N/A
Accumulated Net Realized Gain (Loss)	N/A	130,978	173,004	241,818	N/A
Net Unrealized Appreciation (Depreciation)	N/A	2,892,519	707,814	3,358,585	N/A
NET ASSETS	N/A	$11,008,507	$4,102,975	$9,668,723	N/A
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.
60

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $361,945, $9,758, $708,159 and $3,350 of securities on loan, respectively)	$1,078,874	$1,296,521	$2,369,022	$60,436
Temporary Cash Investments at Value	3,449	161	3,253	1,670
Collateral Received from Securities on Loan at Value	415,150	10,339	755,468	3,648
Foreign Currencies at Value	3,036	997	9,287	16
Cash	15	16	15	15
Receivables:
Investment Securities Sold	287	197	2,896	—
Dividends, Interest, and Tax Reclaims	1,510	4,627	4,504	23
Securities Lending Income	450	4	985	6
Fund Shares Sold	7	4	—	2,095
Prepaid Expenses and Other Assets	2	3	6	—
Deferred Offering Costs	—	—	—	1
Total Assets	1,502,780	1,312,869	3,145,436	67,910
LIABILITIES:
Payables:
Upon Return of Securities Loaned	415,150	10,339	755,468	3,648
Investment Securities Purchased	364	868	10,460	3,299
Fund Shares Redeemed	—	—	26	—
Due to Advisor	86	108	195	4
Accrued Expenses and Other Liabilities	55	48	115	13
Total Liabilities	415,655	11,363	766,264	6,964
NET ASSETS	$1,087,125	$1,301,506	$2,379,172	$60,946

Investments at Cost	$699,692	$758,462	$1,308,140	$56,531
Temporary Cash Investments at Cost	$3,449	$161	$3,253	$1,670
Collateral Received from Securities on Loan at Cost	$415,150	$10,339	$755,468	$3,648
Foreign Currencies at Cost	$2,947	$1,010	$9,232	$15

See accompanying Notes to Financial Statements.
61

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $19,012 and $947, respectively)	$50,314	$67,021	$19,014	$161,000	$12,590
Interest	1,924	2,703	608	1,141	199
Income from Securities Lending	547	1,140	4,275	10,357	5,259
Total Investment Income	52,785	70,864	23,897	172,498	18,048
Expenses
Investment Advisory Services Fees	646	4,898	574	8,450	756
Accounting & Transfer Agent Fees	249	464	187	404	83
S&P 500® Fees	42	—	—	—	—
Custodian Fees	31	51	43	554	146
Legal Fees	57	19	9	14	4
Audit Fees	30	46	21	38	9
Shareholders' Reports	20	28	14	21	5
Directors'/Trustees' Fees & Expenses	31	47	22	39	9
Other	39	58	30	67	15
Total Expenses	1,145	5,611	900	9,587	1,027
Net Investment Income (Loss)	51,640	65,253	22,997	162,911	17,021
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	131,248	175,473	242,536	33,661
Futures	5,321	—	—	—	—
Foreign Currency Transactions	—	—	—	765	(35)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	1,020,820	128,022	1,045,173	(12,537)
Futures	1,342	—	—	(314)	(372)
Net Realized and Unrealized Gain (Loss)	463,291	1,152,068	303,495	1,288,160	20,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$514,931	$1,217,321	$326,492	$1,451,071	$37,738

See accompanying Notes to Financial Statements.
62

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $157, $0, $4,530, and $5, respectively)	$13,632	$16,789	$27,759	$27
Interest	171	56	124	13
Income from Securities Lending	2,343	25	4,098	6
Total Investment Income	16,146	16,870	31,981	46
Expenses
Investment Advisory Services Fees	441	610	1,063	5
Accounting & Transfer Agent Fees	53	69	111	5
Custodian Fees	135	40	259	20
Legal Fees	1	2	4	—
Audit Fees	4	6	9	—
Shareholders' Reports	2	3	5	—
Directors'/Trustees' Fees & Expenses	4	6	9	—
Other	23	10	18	1
Total Expenses	663	746	1,478	31
Net Investment Income (Loss)	15,483	16,124	30,503	15
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	20,273	33,402	106,338	—
Foreign Currency Transactions	655	35	107	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	225,085	135,411	329,802	3,906
Translation of Foreign Currency Denominated Amounts	(21)	(24)	(53)	(6)
Net Realized and Unrealized Gain (Loss)	245,992	168,824	436,194	3,856
Net Increase (Decrease) in Net Assets Resulting from Operations	$261,475	$184,948	$466,697	$3,871

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.
63

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,640	$87,710	$65,253	$119,373	$22,997	$36,669
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	(8,634)	131,248	477,934	175,473	237,752
Futures	5,321	6,769	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	460,574	523,721	1,020,820	631,814	128,022	201,127
Futures	1,342	(1,050)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	514,931	608,516	1,217,321	1,229,121	326,492	475,548
Distributions From:
Net Investment Income	—	—	(32,076)	(127,544)	(10,162)	(37,137)
Net Short-Term Gains	—	—	(14,058)	(14,160)	(37,237)	(34,285)
Net Long-Term Gains	—	—	(463,917)	(186,026)	(200,073)	(153,072)
Total Distributions	—	—	(510,051)	(327,730)	(247,472)	(224,494)
Capital Share Transactions (1):
Shares Issued	—	—	1,051,942	1,997,675	246,425	463,046
Shares Issued in Lieu of Cash Distributions	—	—	491,277	317,835	243,989	221,851
Shares Redeemed	—	—	(108,288)	(182,182)	(84,963)	(211,846)
Net Increase (Decrease) from Capital Share Transactions	—	—	1,434,931	2,133,328	405,451	473,051
Transactions in Interest:
Contributions	308,010	753,004	—	—	—	—
Withdrawals	(226,719)	(647,252)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	81,291	105,752	—	—	—	—
Total Increase (Decrease) in Net Assets	596,222	714,268	2,142,201	3,034,719	484,471	724,105
Net Assets
Beginning of Period	4,952,980	4,238,712	8,866,306	5,831,587	3,618,504	2,894,399
End of Period	$5,549,202	$4,952,980	$11,008,507	$8,866,306	$4,102,975	$3,618,504

(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	44,806	92,566	14,347	27,493
Shares Issued in Lieu of Cash Distributions	N/A	N/A	21,752	15,344	14,627	14,136
Shares Redeemed	N/A	N/A	(4,583)	(8,564)	(4,871)	(12,687)
	N/A	N/A	61,975	99,346	24,103	28,942

Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	$34,662	$1,485	$13,654	$819

See accompanying Notes to Financial Statements.
64

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$162,911	$193,174	$17,021	$23,044	$15,483	$23,806
Net Realized Gain (Loss) on:
Investment Securities Sold	242,536	201,700	33,661	62,821	20,273	37,029
Foreign Currency Transactions	765	378	(35)	(83)	655	(442)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,045,173	1,351,708	(12,537)	(135,957)	225,085	130,890
Translation of Foreign Currency Denominated Amounts	(314)	486	(372)	218	(21)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	1,451,071	1,747,446	37,738	(49,957)	261,475	191,298
Distributions From:
Net Investment Income	(25,660)	(202,210)	—	—	—	—
Net Short-Term Gains	(14,957)	(11,375)	—	—	—	—
Net Long-Term Gains	(185,943)	(115,307)	—	—	—	—
Total Distributions	(226,560)	(328,892)	—	—	—	—
Capital Share Transactions (1):
Shares Issued	947,057	1,589,921	—	—	—	—
Shares Issued in Lieu of Cash Distributions	226,219	307,948	—	—	—	—
Shares Redeemed	(186,316)	(226,869)	—	—	—	—
Net Increase (Decrease) from Capital Share Transactions	986,960	1,671,000	—	—	—	—
Transactions in Interest:
Contributions	—	—	155,655	334,524	99,245	171,488
Withdrawals	—	—	(32,485)	(50,274)	(23,222)	(9,082)
Net Increase (Decrease) from Transactions in Interest	—	—	123,170	284,250	76,023	162,406
Total Increase (Decrease) in Net Assets	2,211,471	3,089,554	160,908	234,293	337,498	353,704
Net Assets
Beginning of Period	7,457,252	4,367,698	1,385,722	1,151,429	749,627	395,923
End of Period	$9,668,723	$7,457,252	$1,546,630	$1,385,722	$1,087,125	$749,627

(1) Shares Issued and Redeemed:
Shares Issued	40,459	80,546	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	10,265	16,678	N/A	N/A	N/A	N/A
Shares Redeemed	(8,138)	(11,688)	N/A	N/A	N/A	N/A
	42,586	85,536	N/A	N/A	N/A	N/A

Accumulated Net Investment Income (Loss) at End of Period	$130,871	$(7,523)	N/A	N/A	N/A	N/A

See accompanying Notes to Financial Statements.
65

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The United Kingdom Small Company Series		The The Continental Small Company Series		Canadian Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to May 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,124	$23,984	$30,503	$32,787	$15
Net Realized Gain (Loss) on:
Investment Securities Sold	33,402	30,432	106,338	46,115	—
Foreign Currency Transactions	35	359	107	(3)	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,411	275,001	329,802	455,015	3,906
Translation of Foreign Currency Denominated Amounts	(24)	23	(53)	130	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	184,948	329,799	466,697	534,044	3,871
Transactions in Interest:
Contributions	14,858	158,726	65,286	375,913	57,075
Withdrawals	(16,126)	(13,737)	(28,005)	(16,701)	—
Net Increase (Decrease) from Transactions in Interest	(1,268)	144,989	37,281	359,212	57,075
Total Increase (Decrease) in Net Assets	183,680	474,788	503,978	893,256	60,946
Net Assets
Beginning of Period	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,301,506	$1,117,826	$2,379,172	$1,875,194	$60,946

See accompanying Notes to Financial Statements.
66

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Company Series	The U.S. Large Cap Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	N/A	N/A	N/A	N/A	N/A	N/A	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44
Income From Investment Operations
Net Investment Income (Loss)	—	—	—	—	—	—	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	—	—	—	—	2.75	3.27	2.41	3.09	2.41	(1.43)
Total From Investment Operations	—	—	—	—	—	—	2.91	3.63	2.70	3.32	2.62	(1.23)
Less Distributions
Net Investment Income	—	—	—	—	—	—	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)
Net Realized Gains	—	—	—	—	—	—	(1.26)	(0.72)	(0.02)	—	—	—
Total Distributions	—	—	—	—	—	—	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)
Net Asset Value, End of Period	N/A	N/A	N/A	N/A	N/A	N/A	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01
Total Return	10.28	%(C)	14.25%	8.51%	12.77%	15.05%	(16.59)%	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%
Net Assets, End of Period (thousands)	$5,549,202	$4,952,980	$4,238,712	$3,493,919	$3,000,997	$2,623,557	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.05%	0.05%	0.05%	0.05%	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.00	%(B)	1.95%	1.87%	1.99%	1.75%	1.53%	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%
Portfolio Turnover Rate	2	%(C)	4%	6%	2%	8%	11%	3	%(C)	13%	9%	7%	7%	9%

See accompanying Notes to Financial Statements.
67

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series	The DFA International Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93	$11.08	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.19	(A)	0.15	0.12	0.08	0.09	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.35	2.27	1.44	2.22	3.92	(1.00)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total From Investment Operations	1.46	2.46	1.59	2.34	4.00	(0.91)	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.05)	(0.19)	(0.18)	(0.08)	(0.09)	(0.10)	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—	(0.14)	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(1.23)	(1.27)	(0.95)	(0.09)	(0.09)	(0.24)	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$18.15	$17.92	$16.73	$16.09	$13.84	$9.93	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	8.74	%(C)	15.90%	10.40%	16.99%	40.32%	(8.42)%	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$4,102,975	$3,618,504	$2,894,399	$2,321,090	$1,468,486	$851,901	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.07%	0.07%	0.08%	0.08%	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.21	%(B)	1.13%	0.94%	0.85%	0.84%	0.81%	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	10	%(C)	18%	21%	16%	16%	34%	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.
68

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)							(Unaudited)
Total Return	2.75	%(C)	(2.28)%	31.03%	32.73%	47.87%	(9.62)%	32.52	%(C)	38.26%	9.30%	27.40%	61.47%	7.28%
Net Assets, End of Period (thousands)	$1,546,630		$1,385,722	$1,151,429	$605,132	$283,699	$195,047	$1,087,125		$749,627	$395,923	$282,999	$156,765	$121,637
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.22%	0.27%	0.28%	0.27%	0.15	%(B)	0.17%	0.27%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.68%	1.51%	1.45%	1.41%	1.26%	3.52	%(B)	4.19%	4.33%	3.82%	3.35%	3.77%
Portfolio Turnover Rate	5	%(C)	9%	6%	5%	16%	5%	7	%(C)	14%	10%	11%	15%	26%
	The United Kingdom Small Company Series							The Continental Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)							(Unaudited)
Total Return	16.56	%(C)	44.80%	12.88%	29.68%	44.65%	(4.67)%	24.74	%(C)	47.10%	18.97%	36.57%	52.86%	3.22%
Net Assets, End of Period (thousands)	$1,301,506		$1,117,826	$643,038	$377,763	$160,917	$98,899	$2,379,172		$1,875,194	$981,938	$654,644	$448,407	$263,068
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.22%	0.27%	0.26%	0.26%	0.14	%(B)	0.15%	0.24%	0.26%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.65	%(B)	2.70%	3.19%	2.70%	3.25%	3.03%	2.88	%(B)	2.27%	2.16%	2.09%	2.49%	2.22%
Portfolio Turnover Rate	6	%(C)	8%	12%	7%	7%	6%	8	%(C)	7%	18%	9%	11%	12%

See accompanying Notes to Financial Statements.
69

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to May 31, 2007
	(Unaudited)
Total Return	14.20	%(C)
Net Assets, End of Period (thousands)	$60,946
Ratio of Expenses to Average Net Assets	0.57	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.28	%(B)(E)
Portfolio Turnover Rate	0	%(C)

See accompanying Notes to Financial Statements.
70

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which nine are included in this section of the report (collectively, the "Series").

Domestic Equity Portfolios	International Equity Portfolios
The U.S. Large Company Series	The DFA International Value Series
The U.S. Large Cap Value Series	The Japanese Small Company Series
The U.S. Small Cap Series	The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing

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prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by The U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

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The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%
The U.S. Large Cap Value Series	0.10%
The U.S. Small Cap Series	0.03%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

73

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$104
The U.S. Large Cap Value Series	198
The U.S. Small Cap Series	77
The DFA International Value Series	171
The Japanese Small Company Series	31
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	25
The Continental Small Company Series	43
The Canadian Small Company Series	1

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Company Series	$256,053	$109,913
The U.S. Large Cap Value Series	1,234,512	263,226
The U.S. Small Cap Series	554,840	377,972
The DFA International Value Series	1,306,149	429,088
The Japanese Small Company Series	213,604	73,311
The Asia Pacific Small Company Series	141,568	57,813
The United Kingdom Small Company Series	82,069	76,816
The Continental Small Company Series	226,265	159,803
The Canadian Small Company Series	56,531	—

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, and The DFA International Value Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The DFA International Value Series	$431	$(431)

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The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series
2005	$79,209	$3,972	$83,181
2006	141,704	186,026	327,730
The U.S. Small Cap Series
2005	47,758	94,497	142,255
2006	71,422	153,072	224,494
The DFA International Value Series
2005	114,177	104,987	219,164
2006	213,585	115,307	328,892

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$15,465	$463,876	$479,341
The U.S. Small Cap Series	38,116	199,936	238,052
The DFA International Value Series	29,356	185,656	215,012

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Series' had no capital loss carryforwards available to offset future realized capital gains.

Some of the Series' Investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$21,675	$18,925
The Japanese Small Company Series	2,438	2,838
The Asia Pacific Small Company Series	1,928	1,634
The United Kingdom Small Company Series	14,316	33
The Continental Small Company Series	4,308	4,008

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At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,385,146	$2,177,529	$(274,800)	$1,902,729
The U.S. Large Cap Value Series	9,454,881	3,050,599	(158,080)	2,892,519
The U.S. Small Cap Series	4,371,609	1,053,009	(347,280)	705,729
The DFA International Value Series	8,712,301	3,395,813	(37,511)	3,358,302
The Japanese Small Company Series	2,036,380	227,279	(207,069)	20,210
The Asia Pacific Small Company Series	1,118,340	432,313	(53,180)	379,133
The United Kingdom Small Company Series	768,971	576,497	(38,447)	538,050
The Continental Small Company Series	2,066,861	1,095,819	(34,937)	1,060,882
The Canadian Small Company Series	61,849	4,771	(866)	3,905

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

3.  Futures Contracts: During the six months ended May 31, 2007, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company could lose more than the initial margin requirements.

At May 31, 2007, The U.S. Large Company Series had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 15, 2007	147	$56,334	$2,740

Large Company had approximately $1,863 (in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

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H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.98%	$10,795	3	$5	$14,775
The United Kingdom Small Company Series	6.03%	137	8	—	230
The Continental Small Company Series	6.04%	535	10	1	1,049

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

77

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

78

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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DFA053107-013S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

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SEMI-ANNUAL REPORT
(Unaudited)

i

Table of Contents

Continued

ii

Table of Contents

Continued

The DFA Investment Trust Company

Page
Disclosure of Fund Expenses	127

Disclosure of Portfolio Holdings	130

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	132

The Enhanced U.S. Large Company Series	134

The U.S. Large Cap Value Series	136

The U.S. Small Cap Value Series	138

The U.S. Small Cap Series	140

The U.S. Micro Cap Series	142

The DFA International Value Series	144

The Japanese Small Company Series	147

The Asia Pacific Small Company Series	149

The United Kingdom Small Company Series	152

The Continental Small Company Series	155

The Canadian Small Company Series	159

The Emerging Markets Series	161

The Emerging Markets Small Cap Series	164

The DFA One-Year Fixed Income Series	168

The DFA Two-Year Global Fixed Income Series	170

Statements of Assets and Liabilities	172

Statements of Operations	176

Statements of Changes in Net Assets	180

Financial Highlights	184

Notes to Financial Statements	191

Voting Proxies on Fund Portfolio Securities	202

Board Approval of Investment Advisory Agreements	203

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

U. S. Large Company Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.30	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
Enhanced U.S. Large Company Portfolio**
Actual Fund Return	$1,000.00	$1,099.70	0.25%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.25%	$1.26

U.S. Large Cap Value Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,129.30	0.27%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.27%	$1.36
U.S. Targeted Value Portfolio****
Actual Fund Return	$1,000.00	$1,096.20	0.43%	$2.25
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.43%	$2.17
U.S. Small Cap Value Portfolio**
Actual Fund Return	$1,000.00	$1,102.70	0.53%	$2.78
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,109.90	0.20%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,111.70	0.23%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,108.40	0.36%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.36%	$1.82
U.S. Small Cap Portfolio**
Actual Fund Return	$1,000.00	$1,086.10	0.38%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.38%	$1.92
U.S. Micro Cap Portfolio**
Actual Fund Return	$1,000.00	$1,081.60	0.53%	$2.75
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,011.90	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.34	0.32%	$1.61
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,143.60	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.29%	$1.46
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,160.80	0.41%	$2.21
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.41%	$2.07
International Small Company Portfolio***
Actual Fund Return	$1,000.00	$1,181.60	0.55%	$2.99
Hypothetical 5% Annual Return	$1,000.00	$1,022.19	0.55%	$2.77

Japanese Small Company Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.60	0.58%	$2.93
Hypothetical 5% Annual Return	$1,000.00	$1,022.04	0.58%	$2.92
Asia Pacific Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,322.10	0.62%	$3.59
Hypothetical 5% Annual Return	$1,000.00	$1,021.84	0.62%	$3.13
United Kingdom Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,163.00	0.59%	$3.18
Hypothetical 5% Annual Return	$1,000.00	$1,021.99	0.59%	$2.97
Continental Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,244.80	0.61%	$3.41
Hypothetical 5% Annual Return	$1,000.00	$1,021.89	0.61%	$3.07
DFA International Real Estate Securities Portfolio*****
Actual Fund Return	$1,000.00	$1,078.00	0.50%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,022.44	0.50%	$1.27
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,187.40	0.69%	$3.76
Hypothetical 5% Annual Return	$1,000.00	$1,021.49	0.69%	$3.48
Emerging Markets Portfolio**
Actual Fund Return	$1,000.00	$1,232.20	0.60%	$3.34
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.60%	$3.02
Emerging Markets Small Cap Portfolio**
Actual Fund Return	$1,000.00	$1,303.80	0.77%	$4.42
Hypothetical 5% Annual Return	$1,000.00	$1,021.09	0.77%	$3.88
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,249.40	0.66%	$3.70
Hypothetical 5% Annual Return	$1,000.00	$1,021.64	0.66%	$3.33
DFA One-Year Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,026.70	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.18%	$0.91
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,024.10	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.18%	$0.91
DFA Five-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,025.60	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16

DFA Five-Year Global Fixed Income Portfolio	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,021.60	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.28%	$1.41
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,001.30	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.13%	$0.66
DFA Inflation-Protected Securites Portfolio
Actual Fund Return	$1,000.00	$994.30	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.20%	$1.01
DFA Short-Term Muncicipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,015.10	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
DFA California Short-Term Municipal Bond Portfolio*****
Actual Fund Return	$1,000.00	$1,003.80	0.30%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.30%	$0.50

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  Effective March 30, 2007, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payment of the Portfolio's portion of the expenses, for the period December 1, 2006 through March 29, 2007, of the Master Fund.

*****  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (DFA International Real Estate Securities Portfolio 92 days and DFA California Short-Term Municipal Bond Portfolio 60 days), then divided by the number of days in the year (365) to reflect the six-month period. DFA International Real Estate Securities Portfolio commenced operations on March 1, 2007 and DFA California Short-Term Municipal Bond Portfolio commenced operations on April 2, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	18.0%	4.7%	7.0%	23.9%	6.5%	17.0%	14.6%	7.4%	0.1%	0.7%	0.0%	0.1%	100.0%
U.S. Core Equity 1 Portfolio	14.0%	7.4%	8.3%	21.2%	10.9%	12.3%	14.5%	4.5%	0.0%	3.4%	3.5%	0.0%	100.0%
U.S. Core Equity 2 Portfolio	14.6%	6.6%	9.2%	24.0%	10.0%	12.3%	12.5%	4.8%	0.0%	3.7%	2.3%	0.0%	100.0%
U.S. Vector Equity Portfolio	16.7%	5.3%	8.6%	25.1%	8.5%	12.6%	13.1%	5.0%	0.0%	3.8%	1.3%	0.0%	100.0%
DFA Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Large Cap International Portfolio	11.6%	8.1%	8.3%	27.8%	5.9%	11.5%	5.0%	9.6%	0.4%	6.0%	5.2%	0.6%	100.0%
International Core Equity Portfolio	15.1%	6.8%	5.5%	29.7%	3.7%	14.9%	5.1%	11.7%	0.3%	3.5%	3.0%	0.7%	100.0%
DFA International Real Estate Securities Portfolio	0.0%	0.0%	0.0%	0.7%	0.0%	0.0%	0.0%	0.0%	99.3%	0.0%	0.0%	0.0%	100.0%
DFA International Small Cap Value Portfolio	16.9%	7.5%	2.6%	19.4%	2.2%	23.9%	7.3%	16.8%	2.6%	0.4%	0.4%	0.0%	100.0%
Emerging Markets Core Equity Portfolio	9.5%	7.7%	5.3%	21.1%	3.2%	13.3%	9.2%	18.8%	0.0%	8.4%	2.7%	0.8%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Five-Year Government Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Five-Year Global Fixed Income Portfolio	25.6%	0.8%	23.3%	44.6%	0.0%	0.0%	0.0%	0.0%	5.7%	100.0%
DFA Intermediate Government Fixed Income Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Inflation-Protected Securities Portfolio	0.0%	100.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	100.0%
DFA Short-Term Municipal Bond Portfolio	0.0%	0.0%	0.0%	0.0%	20.1%	13.8%	9.4%	56.7%	0.0%	100.0%
DFA California Short-Term Municipal Bond Portfolio	0.0%	0.0%	0.0%	0.0%	31.5%	18.7%	18.8%	31.0%	0.0%	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,348,085,155
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,377,685,863)	$3,348,085,155

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	38,396,810	$395,487,143
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $317,088,011)		$395,487,143

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	324,314,591	$8,111,107,921
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,892,114,376)		$8,111,107,921

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.3%)
Consumer Discretionary — (16.1%)
* AutoNation, Inc.	78,055	$1,726,577	0.5%
Dillards, Inc. Class A	45,014	1,634,008	0.5%
Jones Apparel Group, Inc.	42,983	1,280,034	0.4%
Saks, Inc.	68,500	1,372,740	0.4%
Service Corp. International	143,900	2,011,722	0.6%
* TRW Automotive Holdings Corp.	45,590	1,850,042	0.5%
* Warnaco Group, Inc.	35,752	1,229,511	0.4%
Other Securities		51,222,113	14.1%
Total Consumer Discretionary		62,326,747	17.4%
Consumer Staples — (4.2%)
Corn Products International, Inc.	36,880	1,513,186	0.4%
J. M. Smucker Co.	28,700	1,655,990	0.5%
Pilgrim's Pride Corp.	39,900	1,409,667	0.4%
Other Securities		11,639,850	3.2%
Total Consumer Staples		16,218,693	4.5%
Energy — (6.3%)
*# Forest Oil Corp.	42,400	1,721,016	0.5%
* Hanover Compressor Co.	51,657	1,291,425	0.4%
Overseas Shipholding Group, Inc.	19,800	1,575,090	0.4%
# Pogo Producing Co.	27,600	1,492,332	0.4%
# Tidewater, Inc.	26,600	1,755,600	0.5%
Other Securities		16,376,439	4.6%
Total Energy		24,211,902	6.8%
Financials — (21.3%)
* Allegheny Corp.	3,738	1,398,154	0.4%
American National Insurance Co.	10,400	1,496,976	0.4%
MGIC Investment Corp.	39,200	2,548,000	0.7%
Odyssey Re Holdings Corp.	40,320	1,728,922	0.5%
Ohio Casualty Corp.	36,889	1,588,440	0.5%
PMI Group, Inc.	40,979	2,026,002	0.6%
Protective Life Corp.	24,759	1,238,693	0.4%
Reinsurance Group of America, Inc.	25,184	1,573,496	0.4%
StanCorp Financial Group, Inc.	26,000	1,322,360	0.4%
Webster Financial Corp.	28,400	1,277,716	0.4%
Other Securities		66,223,727	18.3%
Total Financials		82,422,486	23.0%
Health Care — (5.8%)
# Bausch & Lomb, Inc.	26,800	1,819,720	0.5%
# Cooper Companies, Inc.	22,300	1,229,622	0.4%
* Invitrogen Corp.	19,223	1,392,514	0.4%
PerkinElmer, Inc.	62,800	1,664,828	0.5%
* Watson Pharmaceuticals, Inc.	51,100	1,576,946	0.5%
Other Securities		14,924,602	4.0%
Total Health Care		22,608,232	6.3%
Industrials — (15.3%)
*# AGCO Corp.	36,200	1,566,736	0.4%
# Alexander & Baldwin, Inc.	29,156	1,559,554	0.4%
GATX Corp.	30,800	1,584,660	0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Kansas City Southern	47,400	$1,945,770	0.6%
Kennametal, Inc.	19,300	1,484,556	0.4%
Laidlaw International, Inc.	41,100	1,409,730	0.4%
Pentair, Inc.	47,100	1,742,229	0.5%
Ryder System, Inc.	27,902	1,504,476	0.4%
*# Shaw Group, Inc.	41,700	1,687,182	0.5%
Timken Co.	46,500	1,634,940	0.5%
* URS Corp.	26,000	1,307,280	0.4%
*# YRC Worldwide, Inc.	34,517	1,387,583	0.4%
Other Securities		40,275,314	11.2%
Total Industrials		59,090,010	16.5%
Information Technology — (13.0%)
* Arrow Electronics, Inc.	37,800	1,551,690	0.4%
* Ingram Micro, Inc.	77,263	1,600,889	0.5%
* International Rectifier Corp.	34,200	1,239,066	0.4%
* Vishay Intertechnology, Inc.	84,700	1,509,354	0.4%
Other Securities		44,509,934	12.4%
Total Information Technology		50,410,933	14.1%
Materials — (6.6%)
Ashland, Inc.	28,730	1,732,994	0.5%
Chemtura Corp.	120,338	1,310,481	0.4%
Cytec Industries, Inc.	24,100	1,432,745	0.4%
Lubrizol Corp.	33,300	2,188,476	0.6%
Other Securities		18,957,490	5.3%
Total Materials		25,622,186	7.2%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		454,349	0.1%
Telecommunication Services — (0.6%)
Total Telecommunication Services		2,395,264	0.7%
Utilities — (0.0%)
Total Utilities		86,860	0.0%
TOTAL COMMON STOCKS		345,847,662	96.6%
TEMPORARY CASH INVESTMENTS — (2.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,075,981	11,075,981	3.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $33,775,164 FNMA 5.500%, 02/01/35 & 02/01/36, valued at $29,486,197) to be repurchased at $28,631,598	$28,627	28,627,375	8.0%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $1,895,000 FHLB 5.000%, 03/12/10, valued at $1,919,012) to be repurchased at $1,830,329	1,830	1,830,059	0.5%
TOTAL SECURITIES LENDING COLLATERAL		30,457,434	8.5%
TOTAL INVESTMENTS — (100.0%) (Cost $342,080,040)		$387,381,077	108.2%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
May 31, 2007
(Unaudited)

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	397,021,190	$10,096,248,862
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,139,433,226)		$10,096,248,862

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (12.4%)
* Comcast Corp. Class A	109,077	$2,989,801	0.3%
Disney (Walt) Co.	109,300	3,873,592	0.4%
Home Depot, Inc.	77,425	3,009,510	0.3%
News Corp. Class A	117,500	2,595,575	0.3%
Time Warner, Inc.	202,279	4,322,702	0.4%
Other Securities		124,936,098	12.2%
Total Consumer Discretionary		141,727,278	13.9%
Consumer Staples — (6.6%)
Altria Group, Inc.	80,520	5,724,972	0.6%
Coca-Cola Co.	89,524	4,743,877	0.5%
Kraft Foods, Inc.	74,930	2,535,631	0.3%
PepsiCo, Inc.	46,430	3,172,562	0.3%
Procter & Gamble Co.	169,382	10,764,226	1.1%
Wal-Mart Stores, Inc.	160,048	7,618,285	0.8%
Other Securities		40,795,268	3.8%
Total Consumer Staples		75,354,821	7.4%
Energy — (7.4%)
Chevron Corp.	107,160	8,732,468	0.9%
ConocoPhillips	87,189	6,751,044	0.7%
Exxon Mobil Corp.	184,725	15,363,578	1.5%
Occidental Petroleum Corp.	44,824	2,463,975	0.3%
Valero Energy Corp.	32,030	2,390,079	0.2%
Other Securities		48,715,819	4.7%
Total Energy		84,416,963	8.3%
Financials — (18.7%)
American Express Co.	45,723	2,971,081	0.3%
American International Group, Inc.	136,458	9,871,372	1.0%
Bank of America Corp.	237,100	12,023,341	1.2%
Citigroup, Inc.	263,845	14,376,914	1.4%
JPMorgan Chase & Co.	184,363	9,555,534	1.0%
Merrill Lynch & Co., Inc.	47,250	4,381,492	0.4%
MetLife, Inc.	40,245	2,736,660	0.3%
Morgan Stanley	59,060	5,022,462	0.5%
Prudential Financial, Inc.	25,550	2,606,611	0.3%
The Goldman Sachs Group, Inc.	15,269	3,524,391	0.4%
Wachovia Corp.	101,208	5,484,462	0.6%
Wells Fargo & Co.	128,871	4,650,954	0.5%
Other Securities		137,348,461	13.1%
Total Financials		214,553,735	21.0%
Health Care — (9.7%)
Abbott Laboratories	59,805	3,370,012	0.3%
* Genentech, Inc.	40,348	3,218,560	0.3%
Johnson & Johnson	84,381	5,338,786	0.5%
Merck & Co., Inc.	86,168	4,519,512	0.5%
Pfizer, Inc.	354,280	9,739,157	1.0%
UnitedHealth Group, Inc.	51,605	2,826,406	0.3%
* WellPoint, Inc.	32,979	2,684,820	0.3%
Wyeth	52,195	3,018,959	0.3%
Other Securities		77,166,712	7.4%
Total Health Care		111,882,924	10.9%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
Boeing Co.	31,288	$3,147,260	0.3%
General Electric Co.	385,242	14,477,394	1.4%
United Technologies Corp.	37,935	2,676,314	0.3%
Other Securities		104,634,365	10.2%
Total Industrials		124,935,333	12.2%
Information Technology — (12.8%)
* Apple, Inc.	32,024	3,892,837	0.4%
* Cisco Sytems, Inc.	229,814	6,186,593	0.6%
Hewlett-Packard Co.	101,599	4,644,090	0.5%
Intel Corp.	215,356	4,774,443	0.5%
International Business Machines Corp.	59,630	6,356,558	0.6%
Microsoft Corp.	364,000	11,163,880	1.1%
* Oracle Corp.	198,535	3,847,608	0.4%
QUALCOMM, Inc.	61,923	2,659,593	0.3%
Other Securities		103,190,675	10.0%
Total Information Technology		146,716,277	14.4%
Materials — (4.0%)
Total Materials		45,977,465	4.5%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		112,091	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	331,455	13,702,350	1.4%
Sprint Nextel Corp.	149,855	3,424,187	0.3%
Verizon Communications, Inc.	154,532	6,726,778	0.7%
Other Securities		10,237,251	0.9%
Total Telecommunication Services		34,090,566	3.3%
Utilities — (3.2%)
Total Utilities		36,468,042	3.6%
TOTAL COMMON STOCKS		1,016,235,495	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		216	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,258,202	8,258,202	0.8%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $130,291,318 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/22 to 08/01/36, valued at $117,156,564) to be repurchased at $113,761,014	$113,744	113,744,237	11.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $7,350,000 FHLB 4.875%, 11/18/11, valued at $7,280,252) to be repurchased at $7,053,503	7,052	7,052,463	0.7%
TOTAL SECURITIES LENDING COLLATERAL		120,796,700	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,009,616,392)		$1,145,290,613	112.1%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.0%)
Consumer Discretionary — (12.5%)
* Comcast Corp. Class A	302,974	$8,304,517	0.4%
Disney (Walt) Co.	322,412	11,426,281	0.5%
Home Depot, Inc.	154,445	6,003,277	0.3%
News Corp. Class A	325,070	7,180,796	0.3%
Time Warner, Inc.	561,020	11,988,997	0.5%
Other Securities		310,810,772	12.5%
Total Consumer Discretionary		355,714,640	14.5%
Consumer Staples — (5.6%)
Altria Group, Inc.	154,900	11,013,390	0.5%
Procter & Gamble Co.	523,088	33,242,242	1.4%
Wal-Mart Stores, Inc.	323,500	15,398,600	0.6%
Other Securities		101,007,797	4.1%
Total Consumer Staples		160,662,029	6.6%
Energy — (7.8%)
Chevron Corp.	314,904	25,661,527	1.1%
ConocoPhillips	246,851	19,113,673	0.8%
Exxon Mobil Corp.	419,384	34,880,167	1.4%
Marathon Oil Corp.	50,344	6,233,091	0.3%
Occidental Petroleum Corp.	132,060	7,259,338	0.3%
Valero Energy Corp.	94,568	7,056,664	0.3%
Other Securities		123,270,513	4.9%
Total Energy		223,474,973	9.1%
Financials — (20.3%)
Allstate Corp.	97,000	5,965,500	0.3%
American International Group, Inc.	410,080	29,665,187	1.2%
Bank of America Corp.	703,020	35,650,144	1.5%
Capital One Financial Corp.	65,307	5,210,192	0.2%
Citigroup, Inc.	716,412	39,037,290	1.6%
Federal Home Loan Mortgage Corporation	95,960	6,409,168	0.3%
Federal National Mortgage Association	128,592	8,219,601	0.4%
JPMorgan Chase & Co.	507,407	26,298,905	1.1%
Lehman Brothers Holdings, Inc.	98,926	7,259,190	0.3%
Merrill Lynch & Co., Inc.	139,027	12,891,974	0.5%
MetLife, Inc.	119,216	8,106,688	0.3%
Morgan Stanley	166,104	14,125,484	0.6%
Prudential Financial, Inc.	77,616	7,918,384	0.3%
The Goldman Sachs Group, Inc.	28,024	6,468,500	0.3%
The Travelers Companies, Inc.	106,978	5,794,998	0.3%
Wachovia Corp.	317,673	17,214,700	0.7%
Washington Mutual, Inc.	148,276	6,482,627	0.3%
Wells Fargo & Co.	309,715	11,177,614	0.5%
Other Securities		327,418,630	13.1%
Total Financials		581,314,776	23.8%
Health Care — (8.4%)
Johnson & Johnson	112,650	7,127,365	0.3%
Pfizer, Inc.	1,038,972	28,561,340	1.2%
UnitedHealth Group, Inc.	99,920	5,472,618	0.2%
* WellPoint, Inc.	114,028	9,283,019	0.4%
Other Securities		190,423,747	7.8%
Total Health Care		240,868,089	9.9%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.4%)
FedEx Corp.	48,500	$5,413,570	0.2%
General Electric Co.	744,136	27,964,631	1.2%
Union Pacific Corp.	44,900	5,418,532	0.2%
United Technologies Corp.	77,924	5,497,538	0.2%
Other Securities		254,187,649	10.4%
Total Industrials		298,481,920	12.2%
Information Technology — (10.7%)
* Cisco Sytems, Inc.	195,762	5,269,913	0.2%
Hewlett-Packard Co.	192,714	8,808,957	0.4%
Intel Corp.	418,292	9,273,534	0.4%
International Business Machines Corp.	64,144	6,837,750	0.3%
Microsoft Corp.	313,224	9,606,580	0.4%
Other Securities		264,771,508	10.8%
Total Information Technology		304,568,242	12.5%
Materials — (4.1%)
Alcoa, Inc.	129,460	5,344,109	0.2%
Dow Chemical Co.	151,088	6,856,373	0.3%
Other Securities		103,407,801	4.2%
Total Materials		115,608,283	4.7%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		201,721	0.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	939,042	38,819,996	1.6%
Sprint Nextel Corp.	445,000	10,168,250	0.4%
Verizon Communications, Inc.	427,856	18,624,572	0.8%
Other Securities		23,162,981	0.9%
Total Telecommunication Services		90,775,799	3.7%
Utilities — (2.0%)
Total Utilities		57,512,289	2.4%
TOTAL COMMON STOCKS		2,429,182,761	99.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		495	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	18,133,430	18,133,430	0.7%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $498,968,298 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/20 to 04/01/37, valued at $399,911,747) to be repurchased at $388,321,101	$388,264	388,263,832	15.9%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $22,930,000 FHLB 4.875%, 11/18/11, valued at $23,702,914) to be repurchased at $22,973,539	22,970	22,970,151	0.9%
TOTAL SECURITIES LENDING COLLATERAL		411,233,983	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,578,804,249)		$2,858,550,669	116.9%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (14.8%)
* Comcast Corp. Class A	96,718	$2,651,040	0.4%
Disney (Walt) Co.	47,300	1,676,312	0.2%
Gannett Co., Inc.	34,500	2,029,290	0.3%
* IAC/InterActiveCorp	44,600	1,543,160	0.2%
*# MGM Mirage	22,400	1,781,472	0.2%
Time Warner, Inc.	166,381	3,555,562	0.5%
Other Securities		117,892,436	14.7%
Total Consumer Discretionary		131,129,272	16.5%
Consumer Staples — (4.7%)
Altria Group, Inc.	24,000	1,706,400	0.2%
Coca-Cola Enterprises, Inc.	79,560	1,857,726	0.2%
Kraft Foods, Inc.	62,728	2,122,716	0.3%
Procter & Gamble Co.	78,200	4,969,610	0.6%
SUPERVALU, Inc.	36,001	1,715,088	0.2%
Wal-Mart Stores, Inc.	47,076	2,240,818	0.3%
Other Securities		26,972,541	3.5%
Total Consumer Staples		41,584,899	5.3%
Energy — (7.6%)
Chevron Corp.	51,400	4,188,586	0.5%
ConocoPhillips	75,800	5,869,194	0.8%
Exxon Mobil Corp.	65,900	5,480,903	0.7%
Hess Corp.	26,200	1,551,564	0.2%
Noble Energy, Inc.	28,000	1,772,120	0.2%
Valero Energy Corp.	22,300	1,664,026	0.2%
Other Securities		46,303,647	5.8%
Total Energy		66,830,040	8.4%
Financials — (22.2%)
Allstate Corp.	28,690	1,764,435	0.2%
AMBAC Financial Group, Inc.	16,500	1,478,565	0.2%
American International Group, Inc.	114,700	8,297,398	1.1%
Bank of America Corp.	207,670	10,530,946	1.3%
Capital One Financial Corp.	18,447	1,471,702	0.2%
CIT Group, Inc.	32,210	1,930,345	0.3%
Citigroup, Inc.	121,400	6,615,086	0.8%
CNA Financial Corp.	41,400	2,103,948	0.3%
Hartford Financial Services Group, Inc.	14,700	1,516,599	0.2%
JPMorgan Chase & Co.	159,780	8,281,397	1.1%
MBIA, Inc.	22,500	1,497,375	0.2%
Merrill Lynch & Co., Inc.	20,800	1,928,784	0.3%
MetLife, Inc.	35,240	2,396,320	0.3%
Morgan Stanley	24,900	2,117,496	0.3%
Sovereign Bancorp, Inc.	79,500	1,847,580	0.2%
The Travelers Companies, Inc.	31,600	1,711,772	0.2%
Unum Group	56,075	1,488,230	0.2%
Wachovia Corp.	89,196	4,833,531	0.6%
Washington Mutual, Inc.	41,626	1,819,889	0.2%
Other Securities		132,420,586	16.5%
Total Financials		196,051,984	24.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (7.6%)
Pfizer, Inc.	166,622	$4,580,439	0.6%
Other Securities		62,305,522	7.8%
Total Health Care		66,885,961	8.4%
Industrials — (11.2%)
Burlington Northern Santa Fe Corp.	15,900	1,480,767	0.2%
General Electric Co.	123,300	4,633,614	0.6%
Southwest Airlines Co.	129,210	1,848,995	0.2%
Union Pacific Corp.	13,400	1,617,112	0.2%
Other Securities		89,131,248	11.2%
Total Industrials		98,711,736	12.4%
Information Technology — (11.6%)
* Computer Sciences Corp.	28,000	1,551,200	0.2%
Hewlett-Packard Co.	32,200	1,471,862	0.2%
*# Juniper Networks, Inc.	79,150	1,932,052	0.3%
Other Securities		97,278,444	12.2%
Total Information Technology		102,233,558	12.9%
Materials — (4.4%)
Lyondell Chemical Co.	40,400	1,501,668	0.2%
Other Securities		37,561,909	4.7%
Total Materials		39,063,577	4.9%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		292,678	0.1%
Telecommunication Services — (3.3%)
AT&T, Inc.	292,020	12,072,107	1.5%
Sprint Nextel Corp.	127,700	2,917,945	0.4%
Verizon Communications, Inc.	136,090	5,923,998	0.8%
Other Securities		8,578,144	1.0%
Total Telecommunication Services		29,492,194	3.7%
Utilities — (1.3%)
*# NRG Energy, Inc.	17,500	1,538,075	0.2%
Other Securities		9,601,360	1.2%
Total Utilities		11,139,435	1.4%
TOTAL COMMON STOCKS		783,415,334	98.7%
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,864,887	8,864,887	1.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.3%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $97,333,543 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 06/01/22 to 03/01/37, valued at $88,864,947) to be repurchased at $86,289,373	$86,277	86,276,647	10.9%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $5,335,000 FHLB 4.875%, 11/18/11 & 5.000%, 10/13/11, valued at $5,290,317) to be repurchased at $5,123,065	5,122	5,122,309	0.6%
TOTAL SECURITIES LENDING COLLATERAL		91,398,956	11.5%
TOTAL INVESTMENTS — (100.0%) (Cost $789,324,212)		$883,679,177	111.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	206,791,565	$3,753,266,905
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,876,815,907)		$3,753,266,905

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	447,238,032	$5,384,745,905
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,938,388,715)		$5,384,745,905

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.4%)
Real Estate Investment Trusts — (86.4%)
#* Alexander's, Inc.	44,600	$19,385,390	0.6%
# Alexandria Real Estate Equities, Inc.	261,900	27,551,880	0.9%
AMB Property Corp.	882,709	51,064,716	1.7%
Apartment Investment & Management Co. Class A	870,900	47,786,283	1.6%
# Archstone-Smith Trust	1,964,755	121,225,383	4.0%
# AvalonBay Communities, Inc.	706,200	92,081,418	3.0%
BioMed Realty Trust, Inc.	582,560	16,346,634	0.5%
# Boston Properties, Inc.	1,057,600	122,343,168	4.0%
# Brandywine Realty Trust	788,553	25,083,871	0.8%
# BRE Properties, Inc. Class A	455,100	28,771,422	0.9%
# Camden Property Trust	505,700	37,750,505	1.2%
CBL & Associates Properties, Inc.	613,600	25,182,144	0.8%
# Colonial Properties Trust	412,756	20,369,509	0.7%
# Corporate Office Properties Trust	411,300	18,529,065	0.6%
# Crescent Real Estate Equities, Inc.	917,600	20,517,536	0.7%
# Developers Diversified Realty Corp.	1,131,565	69,760,982	2.3%
DiamondRock Hospitality Co.	841,314	17,617,115	0.6%
Digital Realty Trust, Inc.	495,490	20,116,894	0.7%
Duke Realty Corp.	1,220,800	48,978,496	1.6%
# Equity One, Inc.	656,076	19,223,027	0.6%
# Equity Residential	2,617,450	132,626,192	4.4%
# Essex Property Trust, Inc.	215,400	27,405,342	0.9%
Federal Realty Investment Trust	493,400	43,725,108	1.4%
# First Industrial Realty Trust, Inc.	400,000	17,840,000	0.6%
# General Growth Properties, Inc.	2,167,500	127,969,200	4.2%
Highwood Properties, Inc.	399,800	17,527,232	0.6%
# Home Properties, Inc.	296,390	17,072,064	0.6%
Hospitality Properties Trust	832,650	37,002,966	1.2%
# Host Marriott Corp.	4,672,800	119,249,856	3.9%
HRPT Properties Trust	1,883,700	21,624,876	0.7%
# Kilroy Realty Corp.	289,400	21,508,208	0.7%
Kimco Realty Corp.	2,246,356	103,983,819	3.4%
# LaSalle Hotel Properties	357,400	17,012,240	0.6%
Liberty Property Trust	817,200	38,343,024	1.3%
Mack-Cali Realty Corp.	590,500	28,515,245	0.9%
# Pennsylvania Real Estate Investment Trust	330,781	15,722,021	0.5%
# Post Properties, Inc.	385,600	20,444,512	0.7%
# ProLogis	2,277,907	147,289,467	4.8%
Public Storage, Inc.	1,519,334	135,980,393	4.5%
# Realty Income Corp.	897,700	24,614,934	0.8%
# Regency Centers Corp.	613,700	48,218,409	1.6%
Senior Housing Properties Trust	743,800	17,479,300	0.6%
# Simon Property Group, Inc.	1,979,497	213,746,086	7.0%
# SL Green Realty Corp.	526,587	73,764,307	2.4%
# Strategic Hotel Capital, Inc.	671,400	15,657,048	0.5%
Taubman Centers, Inc.	473,100	26,029,962	0.9%
The Macerich Co.	638,500	56,954,200	1.9%
# UDR, Inc.	1,206,400	36,626,304	1.2%
# Vornado Realty Trust	1,344,293	162,672,896	5.4%
# Weingarten Realty Investors	766,900	35,783,554	1.2%
Other Securities		386,110,078	12.7%
TOTAL COMMON STOCKS		3,038,184,281	99.9%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,717,977 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 06/01/22 to 09/01/36, valued at $458,031,403) to be repurchased at $444,756,274	$444,691	$444,690,682	14.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $36,955,000 FHLB 4.125%, 10/19/07 & 4.750%, 06/11/08 & Tennessee Valley Authority 5.328%(y), 01/15/38 & 6.790%, 05/23/12, valued at $36,830,710) to be repurchased at $35,401,091	35,396	35,395,870	1.2%
TOTAL SECURITIES LENDING COLLATERAL		480,086,552	15.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,464,085,960)		$3,518,270,833	115.7%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
BHP Billiton, Ltd.	360,962	$9,498,785	0.5%
Other Securities		94,041,060	4.6%
TOTAL — AUSTRALIA		103,539,845	5.1%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,338,138	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,857,674	0.9%
CANADA — (6.1%)
COMMON STOCKS — (6.1%)
# Manulife Financial Corp.	196,798	7,341,287	0.4%
# Royal Bank of Canada	221,353	12,071,354	0.6%
Other Securities		130,158,473	6.4%
TOTAL — CANADA		149,571,114	7.4%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,414,925	0.9%
FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Nokia Oyj	422,721	11,571,807	0.6%
Other Securities		17,797,531	0.9%
TOTAL — FINLAND		29,369,338	1.5%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
# AXA SA	169,056	7,386,152	0.4%
# BNP Paribas SA	100,729	12,213,148	0.6%
# L'Oreal SA	64,016	7,601,002	0.4%
# Sanofi - Aventis	111,839	10,773,482	0.5%
# Societe Generale Paris	44,297	8,628,216	0.4%
# Total SA	235,328	17,737,143	0.9%
Other Securities		115,923,269	5.7%
TOTAL — FRANCE		180,262,412	8.9%
GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
Allianz SE	40,153	8,892,108	0.4%
DaimlerChrysler AG	90,972	8,314,093	0.4%
# Deutsche Bank AG	50,797	7,725,868	0.4%
E.ON AG	65,458	10,772,627	0.5%
Siemens AG	83,409	10,983,715	0.6%
Other Securities		99,921,832	5.0%
TOTAL — GERMANY		146,610,243	7.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$10,619,828	0.5%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		35,663,722	1.8%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,091,115	0.7%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
# Eni SpA	285,395	10,088,734	0.5%
# UniCredito Italiano SpA	1,207,251	11,339,272	0.6%
Other Securities		47,266,433	2.3%
TOTAL COMMON STOCKS		68,694,439	3.4%
PREFERRED STOCKS — (0.0%)
Other Securities		76,051	0.0%
TOTAL — ITALY		68,770,490	3.4%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Canon, Inc.	127,500	7,500,347	0.4%
Mitsubishi UFJ Financial Group, Inc.	923	10,632,201	0.5%
Mizuho Financial Group, Inc.	1,273	9,017,782	0.5%
Nippon Telegraph & Telephone Corp.	2,177	10,225,959	0.5%
NTT DoCoMo, Inc.	6,017	10,249,655	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	9,425,189	0.5%
Toyota Motor Credit Corp.	323,900	19,507,806	1.0%
Other Securities		345,328,980	17.0%
TOTAL — JAPAN		421,887,919	20.9%
NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
ABN AMRO Holding NV	189,858	9,100,566	0.5%
# ING Groep NV	219,463	9,754,605	0.5%
Royal Dutch Shell P.L.C. Series A	422,155	15,700,831	0.8%
Other Securities		46,846,426	2.2%
TOTAL — NETHERLANDS		81,402,428	4.0%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,573,356	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		14,056,750	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		5,704,114	0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$17,686,015	0.9%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	10,080,856	0.5%
Banco Santander Central Hispano SA	566,687	10,874,434	0.5%
# Telefonica SA	405,073	9,216,617	0.5%
Other Securities		49,202,650	2.4%
TOTAL — SPAIN		79,374,557	3.9%
SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		46,267,850	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — SWEDEN		46,267,854	2.3%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
# Credit Suisse Group	134,647	10,235,074	0.5%
Nestle SA	50,328	19,603,808	1.0%
Novartis AG	239,486	13,469,840	0.7%
Roche Holding AG Genusschein	81,241	14,906,394	0.7%
UBS AG	219,630	14,333,147	0.7%
Other Securities		55,407,470	2.7%
TOTAL — SWITZERLAND		127,955,733	6.3%
UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
Anglo American P.L.C.	183,426	11,083,029	0.6%
AstraZeneca P.L.C.	170,638	9,072,924	0.5%
Barclays P.L.C	720,934	10,307,582	0.5%
BP P.L.C.	2,255,040	25,187,330	1.3%
British American Tobacco P.L.C.	273,139	9,257,663	0.5%
GlaxoSmithKline P.L.C.	629,019	16,385,344	0.8%
HBOS P.L.C.	494,812	10,646,239	0.5%
HSBC Holdings P.L.C.	1,242,796	22,991,241	1.1%
Man Group P.L.C.	737,610	8,597,810	0.4%
Rio Tinto P.L.C.	114,511	8,359,484	0.4%
Royal Bank of Scotland Group P.L.C.	1,242,951	15,440,833	0.8%
Royal Dutch Shell P.L.C. Series B	303,924	11,471,807	0.6%
Tesco P.L.C.	1,021,818	9,283,585	0.5%
Vodafone Group P.L.C.	6,093,647	19,068,058	1.0%
Xstrata P.L.C.	127,850	7,356,499	0.4%
Other Securities		233,118,119	11.3%
TOTAL — UNITED KINGDOM		427,627,547	21.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,620,000 FHLMC 6.275%(r), 09/01/36, valued at $2,456,556) to be repurchased at $2,417,348	$2,417	$2,417,000	0.1%
SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $224,808,087 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 07/01/21 to 05/01/37; FNMA, rates ranging from 5.260%(r) to 5.988%(r), maturities ranging from 01/01/17 to 03/01/37; & GNMA 5.500%, 11/20/36, valued at $213,316,090) to be repurchased at $209,164,268	209,133	209,133,421	10.4%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $493,262,234 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/20 to 08/01/34 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 07/01/18 to 04/01/37, valued at $256,021,125) to be repurchased at $251,036,883	251,000	251,000,000	12.4%
TOTAL SECURITIES LENDING COLLATERAL		460,133,421	22.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,762,311,979)		$2,471,195,538	122.3%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Commonwealth Bank of Australia	108,575	$4,980,267	0.3%
Other Securities		75,346,992	4.8%
TOTAL COMMON STOCKS		80,327,259	5.1%
PREFERRED STOCKS — (0.0%)
Other Securities		56,876	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,457	0.0%
TOTAL — AUSTRALIA		80,388,592	5.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		12,102,031	0.8%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		17,287,574	1.1%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
EnCana Corp.	62,100	3,814,482	0.3%
# Manulife Financial Corp.	125,143	4,668,293	0.3%
Other Securities		104,885,748	6.6%
TOTAL — CANADA		113,368,523	7.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		16,388,178	1.0%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		25,153,693	1.6%
FRANCE — (6.5%)
COMMON STOCKS — (6.5%)
AXA SA Sponsored ADR	163,300	7,134,577	0.5%
# BNP Paribas SA	80,387	9,746,730	0.6%
Sanofi - Aventis ADR	154,095	7,411,969	0.5%
# Societe Generale Paris	26,691	5,198,901	0.3%
Total SA Sponsored ADR	50,600	3,817,770	0.3%
Vivendi SA	110,962	4,832,979	0.3%
Other Securities		86,076,288	5.4%
TOTAL COMMON STOCKS		124,219,214	7.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		712	0.0%
TOTAL — FRANCE		124,219,926	7.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
Allianz SE	28,250	$6,256,122	0.4%
Commerzbank AG	101,550	4,982,059	0.3%
DaimlerChrysler AG	65,706	6,004,988	0.4%
Deutsche Bank AG	30,048	4,570,091	0.3%
Deutsche Bank AG ADR	35,300	5,369,130	0.4%
# Deutsche Telekom AG	240,114	4,459,189	0.3%
# E.ON AG Sponsored ADR	169,500	9,295,380	0.6%
Siemens AG Sponsored ADR	43,000	5,676,000	0.4%
Other Securities		64,871,670	4.0%
TOTAL — GERMANY		111,484,629	7.1%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		15,406,018	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,356	0.0%
TOTAL — GREECE		15,415,374	1.0%
HONG KONG — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		43,417,238	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,011	0.0%
TOTAL — HONG KONG		43,423,249	2.8%
IRELAND — (1.0%)
COMMON STOCKS — (1.0%)
Allied Irish Banks P.L.C. Sponsored ADR	71,400	4,315,416	0.3%
Other Securities		15,259,628	0.9%
TOTAL — IRELAND		19,575,044	1.2%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
# Intesa Sanpaolo SpA	522,659	3,992,040	0.3%
UniCredito Italiano SpA	578,753	5,436,018	0.4%
Other Securities		41,201,894	2.5%
TOTAL COMMON STOCKS		50,629,952	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,020	0.0%
TOTAL — ITALY		50,665,972	3.2%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
Mitsubishi UFJ Financial Group, Inc.	606	6,977,295	0.5%
Mizuho Financial Group, Inc.	679	4,809,956	0.3%
Sony Corp. Sponsored ADR	72,000	4,154,400	0.3%
Toyota Motor Corp. Sponsored ADR	41,400	4,999,464	0.3%
Other Securities		304,499,202	19.3%
TOTAL — JAPAN		325,440,317	20.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
ABN AMRO Holding NV Sponsored ADR	143,146	$6,866,714	0.5%
Aegon NV	205,374	4,205,146	0.3%
# Arcelor Mittal NV	103,583	6,217,540	0.4%
ING Groep NV Sponsored ADR	135,000	5,999,400	0.4%
# Koninklijke Philips Electronics NV	89,615	3,801,890	0.3%
Other Securities		32,703,660	1.9%
TOTAL — NETHERLANDS		59,794,350	3.8%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		3,364,937	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		12,932,839	0.8%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		7,109,390	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		17,608,212	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21,054	0.0%
TOTAL — SINGAPORE		17,629,266	1.1%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
# Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	219,900	5,550,276	0.4%
Banco Santander Central Hispano SA Sponsored ADR	278,700	5,351,040	0.4%
Other Securities		40,693,351	2.5%
TOTAL COMMON STOCKS		51,594,667	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,553	0.0%
TOTAL — SPAIN		51,612,220	3.3%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		43,337,989	2.8%
SWITZERLAND — (5.3%)
COMMON STOCKS — (5.3%)
Compagnie Financiere Richemont AG Series A	67,341	4,145,955	0.3%
Credit Suisse Group Sponsored ADR	134,700	10,227,771	0.7%
Nestle SA	29,099	11,334,669	0.7%
Novartis AG ADR	82,902	4,657,434	0.3%
# Swiss Re	55,395	5,274,185	0.4%
UBS AG	117,342	7,657,789	0.5%
Zurich Financial SVCS AG	23,794	7,282,213	0.5%
Other Securities		49,692,117	3.0%
TOTAL COMMON STOCKS		100,272,133	6.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$652	0.0%
TOTAL — SWITZERLAND		100,272,785	6.4%
UNITED KINGDOM — (16.1%)
COMMON STOCKS — (16.1%)
Anglo American P.L.C.	97,054	5,864,230	0.4%
Aviva P.L.C.	260,311	4,112,427	0.3%
Barclays P.L.C. Sponsored ADR	167,000	9,557,410	0.6%
BHP Billiton P.L.C. ADR	78,500	3,848,855	0.3%
BP P.L.C. Sponsored ADR	141,000	9,448,410	0.6%
HBOS P.L.C.	379,803	8,171,737	0.5%
HSBC Holdings P.L.C. Sponsored ADR	150,900	14,039,736	0.9%
Lloyds TSB Group P.L.C. Sponsored ADR	92,600	4,250,340	0.3%
Royal Bank of Scotland Group P.L.C.	977,792	12,146,837	0.8%
Royal Dutch Shell P.L.C. Series B	111,150	4,195,428	0.3%
SABmiller P.L.C.	172,221	4,098,693	0.3%
Vodafone Group P.L.C. Sponsored ADR	452,462	14,220,881	0.9%
Other Securities		213,493,397	13.3%
TOTAL — UNITED KINGDOM		307,448,381	19.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $13,740,000 FNMA 6.50%, 11/01/36, valued at $12,043,034) to be repurchased at $11,862,710	$11,861	11,861,000	0.8%
SECURITIES LENDING COLLATERAL — (17.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $383,282,717 FHLMC, rates ranging from 4.500% to 8.000%, maturities ranging from 07/01/20 to 04/01/37 & FNMA, rates ranging from 4.354%(r) to 7.000%, maturities ranging from 05/01/22 to 06/01/37, valued at $288,911,969) to be repurchased at $283,288,629	283,247	283,246,850	18.0%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $60,746,920 FHLMC 5.626%(r), 04/01/37 & FNMA 5.627%(r), 03/01/36 & 5.688%(r), 04/01/36, valued at $55,109,265) to be repurchased at $54,036,660	54,029	54,028,691	3.4%
TOTAL SECURITIES LENDING COLLATERAL		337,275,541	21.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,655,931,280)		$1,907,551,800	121.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$2,112,024,999
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,265,044,581
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,204,130,490
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		927,878,501
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		58,299,559
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,672,698,276)		5,567,378,130
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,185,000 FHLMC 6.275%(r), 09/01/36 valued at $6,736,777) to be repurchased at $6,637,957 (Cost $6,637,000)	$6,637	6,637,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,679,335,276)		$5,574,015,130

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$219,666,641
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $305,849,227)	$219,666,641

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$120,770,157
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $102,256,255)	$120,770,157

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$42,817,695
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $24,197,521)	$42,817,695

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$166,781,948
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,702,364)	$166,781,948

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (28.3%)
COMMON STOCKS — (28.3%)
* Centro Properties Group	409,000	$3,220,348	2.6%
* Centro Retail Group	433,900	680,451	0.6%
* CFS Retail Property Trust	666,899	1,331,582	1.1%
* Commonwealth Property Office Fund	689,642	954,115	0.8%
DB RREEF Trust	1,393,700	2,275,050	1.9%
GPT Group	963,373	4,107,884	3.3%
ING Industrial Fund	460,467	926,779	0.8%
ING Office Fund	519,600	775,550	0.6%
* Investa Property Group	739,800	1,898,189	1.5%
* Macquarie Country Wide Trust	545,903	1,021,384	0.8%
Macquarie Goodman Group	658,132	3,931,442	3.2%
Macquarie Office Trust	961,747	1,346,490	1.1%
# Stockland Trust Group	687,713	5,030,132	4.1%
* Valad Property Group	378,500	705,835	0.6%
Westfield Group Stapled	281,758	5,000,814	4.1%
Other Securities		3,412,829	2.7%
TOTAL — AUSTRALIA		36,618,874	29.8%
BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		1,657,800	1.4%
CANADA — (6.0%)
COMMON STOCKS — (6.0%)
Boardwalk Real Estate Investment Trust	21,916	919,587	0.7%
Calloway Real Estate Investment Trust	26,964	682,419	0.6%
Canadian Real Estate Investment Trust	23,300	660,050	0.5%
Dundee Real Estate Investment Trust	17,000	630,825	0.5%
# H&R Real Estate Investment Trust	42,300	955,863	0.8%
Other Securities		3,963,367	3.3%
TOTAL — CANADA		7,812,111	6.4%
FRANCE — (10.9%)
COMMON STOCKS — (10.9%)
# Fonciere des Regions	13,700	2,324,240	1.9%
Klepierre SA	15,571	3,012,734	2.5%
Societe Immobiliere de Location pour l'Industrie et le Commerce	11,903	2,165,627	1.8%
Unibail SA	19,244	5,516,508	4.5%
Other Securities		1,046,692	0.8%
TOTAL — FRANCE		14,065,801	11.5%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
* The Link REIT	1,149,000	2,665,920	2.2%
JAPAN — (13.6%)
COMMON STOCKS — (13.6%)
* Japan Prime Realty Investment Corp.	251	1,118,657	0.9%
Japan Real Estate Investment Corp.	186	2,565,665	2.1%
* Japan Retail Fund Investment	180	1,848,119	1.5%
* MORI TRUST Sogo Reit, Inc.	63	827,142	0.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
* Nippon Building Fund, Inc.	220	$3,556,675	2.9%
Nomura Real Estate Office Fund, Inc.	121	1,511,283	1.2%
* ORIX JREIT, Inc.	79	759,156	0.6%
* TOKYU REIT, Inc.	66	796,411	0.6%
Other Securities		4,638,123	3.8%
TOTAL — JAPAN		17,621,231	14.3%
NETHERLANDS — (5.0%)
COMMON STOCKS — (5.0%)
Corio NV	20,920	1,821,795	1.5%
* Eurocommercia Properties NV	15,759	924,479	0.7%
Rodamco Europe NV	9,658	1,437,435	1.2%
* Wereldhave NV	10,147	1,493,060	1.2%
Other Securities		756,320	0.6%
TOTAL — NETHERLANDS		6,433,089	5.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		1,123,042	0.9%
SINGAPORE — (2.9%)
COMMON STOCKS — (2.9%)
Ascendas Real Estate Investment Trust	488,000	907,829	0.7%
Capitacommercial Trust	476,000	927,133	0.8%
CapitaMall Trust	462,000	1,242,784	1.0%
Suntec Real Estate Investment Trust	491,000	648,286	0.5%
TOTAL — SINGAPORE		3,726,032	3.0%
SOUTH AFRICA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		994,318	0.8%
UNITED KINGDOM — (22.0%)
COMMON STOCKS — (22.0%)
British Land Co. P.L.C.	190,110	5,446,960	4.4%
Brixton P.L.C.	106,243	1,005,226	0.8%
Great Portland Estates P.L.C.	102,817	1,457,845	1.2%
Hammerson P.L.C.	170,191	5,366,079	4.4%
Land Securities Group P.L.C.	133,006	5,123,800	4.2%
Liberty International P.L.C.	124,119	2,980,807	2.4%
Segro P.L.C.	283,431	4,020,805	3.3%
Shaftesbury P.L.C.	78,245	1,069,327	0.9%
Workspace Group P.L.C.	102,947	927,112	0.7%
Other Securities		998,143	0.8%
TOTAL — UNITED KINGDOM		28,396,104	23.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,240,000 FNMA 6.50%, 11/01/36, valued at $1,963,348) to be repurchased at $1,932,279	$1,932	$1,932,000	1.6%
SECURITIES LENDING COLLATERAL — (4.7%)
@ Repurchase Agreement, Bear Stearns & Co. 5.09%, 06/01/07 (Collateralized by $6,151,084 U.S.Treasury Note/Bond 5.000%, 08/15/11, valued at $6,184,559) to be repurchased at $6,063,293	6,062	6,062,436	4.9%
TOTAL INVESTMENTS — (100.0%) (Cost $126,826,147)		$129,108,758	105.1%

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (7.3%)
COMMON STOCKS — (7.2%)
Adelaide Brighton, Ltd.	12,540,693	$38,045,101	0.5%
# Crane Group, Ltd.	1,880,126	26,565,168	0.3%
# Futuris Corp., Ltd.	18,428,795	38,717,565	0.5%
# Gunns, Ltd.	10,518,616	30,452,749	0.4%
Incitec Pivot, Ltd.	673,393	36,983,589	0.4%
# Minara Resources, Ltd.	5,156,355	35,220,690	0.4%
Pacific Brands, Ltd.	12,645,451	36,276,987	0.4%
# Paperlinx, Ltd.	7,885,974	26,950,623	0.3%
Other Securities		485,452,385	5.7%
TOTAL COMMON STOCKS		754,664,857	8.9%
PREFERRED STOCKS — (0.1%)
Other Securities		3,207,816	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		438,788	0.0%
TOTAL — AUSTRALIA		758,311,461	8.9%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
# Boehler-Uddeholm AG	332,896	32,329,636	0.4%
Other Securities		55,279,337	0.6%
TOTAL — AUSTRIA		87,608,973	1.0%
BELGIUM — (1.4%)
COMMON STOCKS — (1.4%)
# Tessenderlo Chemie NV	454,888	27,937,382	0.3%
Other Securities		116,436,084	1.4%
TOTAL COMMON STOCKS		144,373,466	1.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		126	0.0%
TOTAL — BELGIUM		144,373,592	1.7%
CANADA — (5.2%)
COMMON STOCKS — (5.2%)
* Algoma Steel, Inc.	1,072,620	56,168,143	0.7%
* Sino-Forest Corp.	3,962,700	48,348,200	0.6%
Other Securities		444,312,474	5.2%
TOTAL CANADA		548,828,817	6.5%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		103,671,242	1.2%
FINLAND — (2.6%)
COMMON STOCKS — (2.6%)
# Huhtamaki Oyj	1,446,922	25,895,141	0.3%
Kemira Oyj	1,189,595	26,786,558	0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Rautaruukki Oyj Series K	1,108,900	$68,763,580	0.8%
Other Securities		148,936,231	1.8%
TOTAL — FINLAND		270,381,510	3.2%
FRANCE — (4.5%)
COMMON STOCKS — (4.5%)
# Havas SA	6,556,080	39,411,193	0.5%
# Nexans SA	578,122	93,116,345	1.1%
Other Securities		334,746,571	3.9%
TOTAL COMMON STOCKS		467,274,109	5.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		84,641	0.0%
TOTAL — FRANCE		467,358,750	5.5%
GERMANY — (4.6%)
COMMON STOCKS — (4.6%)
# Aareal Bank AG	530,177	27,717,330	0.3%
# Bilfinger Berger AG	765,357	75,036,042	0.9%
Epcos AG	1,220,065	26,443,336	0.3%
# Norddeutsche Affinerie AG	815,952	29,932,019	0.4%
# Salzgitter AG	262,419	50,041,697	0.6%
Other Securities		270,107,046	3.1%
TOTAL GERMANY		479,277,470	5.6%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		86,539,380	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		222,564	0.0%
TOTAL — GREECE		86,761,944	1.0%
HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		339,050,758	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		552,404	0.0%
TOTAL — HONG KONG		339,603,162	4.0%
IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		60,269,638	0.7%
ITALY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		202,822,261	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		620,707	0.0%
TOTAL — ITALY		203,442,968	2.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (18.3%)
COMMON STOCKS — (18.3%)
Other Securities		$1,912,998,514	22.5%
MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
Other Securities		6,005	0.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
# Corporate Express NV	2,022,989	26,386,303	0.3%
#* Getronics NV	4,367,945	32,693,007	0.4%
# Hagemeyer NV	6,709,012	32,385,730	0.4%
# Nutreco Holding NV	922,637	69,013,259	0.8%
# Oce NV	2,116,119	41,785,871	0.5%
# Univar NV	566,104	29,439,871	0.3%
Other Securities		99,714,860	1.2%
TOTAL — NETHERLANDS		331,418,901	3.9%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		21,668,148	0.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,961	0.0%
TOTAL — NEW ZEALAND		21,677,109	0.3%
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		123,625,631	1.4%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		17,601,194	0.2%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		120,456,574	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21,543	0.0%
TOTAL — SINGAPORE		120,478,117	1.4%
SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		118,317,569	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		170,995	0.0%
TOTAL — SPAIN		118,488,564	1.4%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
# Kungsleden AB	1,827,593	29,127,575	0.4%
# Trelleborg AB Series B	964,000	30,660,974	0.4%
Other Securities		158,365,597	1.8%
TOTAL COMMON STOCKS		218,154,146	2.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$2	0.0%
TOTAL — SWEDEN		218,154,148	2.6%
SWITZERLAND — (4.4%)
COMMON STOCKS — (4.4%)
Baloise-Holding AG	316,202	33,026,735	0.4%
Converium Holding AG	3,184,445	58,243,664	0.7%
PSP Swiss Property AG	588,827	35,000,317	0.4%
Other Securities		339,130,860	4.0%
TOTAL — SWITZERLAND		465,401,576	5.5%
UNITED KINGDOM — (14.9%)
COMMON STOCKS — (14.9%)
Bellway P.L.C.	1,861,474	52,910,976	0.6%
Bodycote International P.L.C.	7,035,870	40,832,686	0.5%
Bovis Homes Group P.L.C.	2,085,724	43,759,862	0.5%
Brit Insurance Holdings P.L.C.	5,833,578	40,080,071	0.5%
Brixton P.L.C.	2,961,173	28,017,350	0.3%
Capital & Regional P.L.C.	1,412,913	38,730,957	0.5%
Derwent London P.L.C.	1,977,408	81,196,993	1.0%
DS Smith P.L.C.	10,466,365	51,835,424	0.6%
Great Portland Estates P.L.C.	3,415,721	48,431,588	0.6%
Greene King P.L.C.	2,436,932	53,776,069	0.6%
Henderson Group P.L.C.	15,944,321	51,377,676	0.6%
Hiscox, Ltd.	7,802,632	44,431,413	0.5%
Luminar P.L.C.	1,747,784	27,355,608	0.3%
Marston's P.L.C.	5,283,435	48,949,338	0.6%
* Minerva P.L.C.	3,822,347	30,414,173	0.4%
Shaftesbury P.L.C.	2,836,990	38,771,410	0.5%
Workspace Group P.L.C.	4,292,012	38,652,659	0.5%
Other Securities		803,000,443	9.3%
TOTAL — UNITED KINGDOM		1,562,524,696	18.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $24,155,000 FNMA 5.058%(r), 01/01/36, valued at $21,940,409) to be repurchased at $21,616,116	$21,613	21,613,000	0.2%
SECURITIES LENDING COLLATERAL — (19.1%)
@Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $975,223,509 FHLMC, rates ranging from 4.602%(r) to 7.500%, maturities ranging from 05/01/22 to 06/01/37 & FNMA, rates ranging from 4.231%(r) to 7.000%, maturities ranging from 06/01/20 to 04/01/47, valued at $776,855,579) to be repurchased at $761,735,065	761,623	761,622,726	9.0%
@Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $461,556,286 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/36 to 12/01/36, valued at $402,949,194) to be repurchased at $395,106,499	395,048	395,048,229	4.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $440,954,965 FHLMC, rates ranging from 4.000% to 5.500%, maturities ranging from 02/01/10 to 05/01/26 & FNMA, rates ranging from 4.500% to 7.142%(r), maturities ranging from 11/01/09 to 05/01/37, valued at $331,502,395) to be repurchased at $325,047,938	$325,000	$325,000,000	3.8%
@Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $664,904,442 FHLMC, rates ranging from 4.500% to 9.000%, maturities ranging from 09/01/14 to 05/01/37 & FNMA, rates ranging from 5.000% to 8.000%, maturities ranging from 08/01/25 to 05/01/37, valued at $525,300,620) to be repurchased at $515,075,676	515,000	515,000,000	6.1%
TOTAL SECURITIES LENDING COLLATERAL		1,996,670,955	23.5%
TOTAL INVESTMENTS — (100.0%) (Cost $7,687,117,454)		$10,460,547,937	123.0%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,961,047,089
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,345,442,891)	$2,961,047,089

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,185,057,136
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $715,874,705)	$1,185,057,136

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.6%)
COMMON STOCKS — (2.3%)
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	$7,946,391	0.6%
Companhia Vale do Rio Doce ADR	164,600	7,481,070	0.6%
Empresa Brasileira de Aeronautica SA ADR	91,925	4,456,524	0.3%
Other Securities		12,594,007	0.9%
TOTAL COMMON STOCKS		32,477,992	2.4%
PREFERRED STOCKS — (10.3%)
Banco Bradesco SA Sponsored ADR	542,500	13,774,075	1.1%
Banco Itau Holding Financeira SA ADR	220,900	9,739,481	0.7%
Companhia Vale do Rio Doce Series A	118,764	4,539,740	0.4%
Companhia Vale do Rio Doce Sponsored ADR	244,400	9,380,072	0.7%
Gerdau SA Sponsored ADR	324,450	7,377,993	0.6%
Investimentos Itau SA	1,665,950	10,432,784	0.8%
Metalurgica Gerdau SA	197,450	5,848,467	0.5%
Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	10,326,568	0.8%
Unibanco-Uniao de Bancos Brasileiros Units SA	419,000	4,691,666	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	146,800	8,176,783	0.6%
Other Securities		60,303,621	4.4%
TOTAL PREFERRED STOCKS		144,591,250	11.0%
TOTAL — BRAZIL		177,069,242	13.4%
CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Empresas Copec SA	315,666	4,606,465	0.4%
Other Securities		34,140,796	2.5%
TOTAL COMMON STOCKS		38,747,261	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,112	0.0%
TOTAL — CHILE		38,750,373	2.9%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	119,417	6,100,959	0.5%
Other Securities		10,558,521	0.8%
TOTAL — CZECH REPUBLIC		16,659,480	1.3%
HUNGARY — (1.7%)
COMMON STOCKS — (1.7%)
MOL Hungarian Oil & Gas NYRT	65,139	8,382,272	0.7%
OTP Bank NYRT	146,332	7,745,800	0.6%
Other Securities		8,350,692	0.6%
TOTAL — HUNGARY		24,478,764	1.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (10.9%)
COMMON STOCKS — (10.9%)
ICICI Bank Sponsored ADR	221,453	$10,530,090	0.8%
Infosys Technologies, Ltd.	145,919	6,926,083	0.5%
* Reliance Communications, Ltd.	858,243	10,682,772	0.8%
Reliance Industries, Ltd.	430,265	18,713,988	1.4%
Other Securities		106,014,260	8.1%
TOTAL COMMON STOCKS		152,867,193	11.6%
PREFERRED STOCKS — (0.0%)
Other Securities		4,425	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,575	0.0%
TOTAL — INDIA		152,877,193	11.6%
INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT Telekomunikasi Indonesia Tbk Sponsored ADR	98,712	4,338,392	0.3%
Other Securities		34,529,763	2.7%
TOTAL COMMON STOCKS		38,868,155	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,628	0.0%
TOTAL — INDONESIA		38,897,783	3.0%
ISRAEL — (3.6%)
COMMON STOCKS — (3.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	329,292	12,908,246	1.0%
Other Securities		38,067,373	2.9%
TOTAL — ISRAEL		50,975,619	3.9%
MALAYSIA — (5.5%)
COMMON STOCKS — (5.5%)
Other Securities		77,901,780	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,031	0.0%
TOTAL — MALAYSIA		77,906,811	5.9%
MEXICO — (9.0%)
COMMON STOCKS — (9.0%)
# Alfa S.A.B. de C.V. Series A	514,000	4,044,229	0.3%
America Movil S.A.B. de C.V. Series L ADR	278,275	16,849,551	1.3%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	973,300	5,745,819	0.4%
Cemex S.A.B. de C.V. Sponsored ADR	445,926	17,337,603	1.3%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	225,240	8,973,562	0.7%
# Grupo Financiero Banorte S.A.B. de C.V.	1,194,380	5,582,930	0.4%
Grupo Mexico S.A.B. de C.V. Series B	994,848	5,898,964	0.5%
Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	5,707,650	0.4%
Telefonos de Mexico S.A. de C.V. Sponsored ADR	225,025	9,100,011	0.7%
# Wal-Mart de Mexico SAB de C.V. Series V	1,478,460	5,594,731	0.4%
Other Securities		42,118,830	3.2%
TOTAL — MEXICO		126,953,880	9.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PHILIPPINES — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		$18,961,943	1.4%
POLAND — (3.3%)
COMMON STOCKS — (3.3%)
* Polski Koncern Naftowy Orlen SA	326,842	5,665,615	0.4%
Other Securities		39,980,117	3.1%
TOTAL COMMON STOCKS		45,645,732	3.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		134,539	0.0%
TOTAL — POLAND		45,780,271	3.5%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Barloworld, Ltd.	204,546	5,667,967	0.4%
FirstRand, Ltd.	1,668,730	5,354,242	0.4%
Impala Platinum Holdings, Ltd.	168,111	5,137,704	0.4%
MTN Group, Ltd.	475,985	6,530,613	0.5%
Sanlam, Ltd.	1,747,032	5,638,564	0.4%
Sasol, Ltd. Sponsored ADR	221,100	8,041,407	0.6%
Standard Bank Group, Ltd.	594,153	8,777,613	0.7%
Other Securities		106,273,326	8.1%
TOTAL — SOUTH AFRICA		151,421,436	11.5%
SOUTH KOREA — (12.3%)
COMMON STOCKS — (12.3%)
Kookmin Bank Sponsored ADR	50,940	4,604,467	0.4%
POSCO ADR	68,440	8,164,892	0.6%
Samsung Corp.	75,610	3,958,331	0.3%
Samsung Electronics Co., Ltd.	23,700	13,694,741	1.1%
SK Corp., Ltd.	49,992	5,654,694	0.4%
Other Securities		136,701,888	10.3%
TOTAL — SOUTH KOREA		172,779,013	13.1%
TAIWAN — (10.4%)
COMMON STOCKS — (10.4%)
Hon Hai Precision Industry Co., Ltd.	733,470	5,181,443	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,906,878	8,128,006	0.6%
Other Securities		133,384,317	10.1%
TOTAL — TAIWAN		146,693,766	11.1%
THAILAND — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		32,503,291	2.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,584	0.0%
TOTAL — THAILAND		32,509,875	2.5%
TURKEY — (3.0%)
COMMON STOCKS — (3.0%)
Turkiye Garanti Bankasi A.S.	738,625	4,078,313	0.3%
Turkiye Is Bankasi A.S.	844,724	3,954,126	0.3%
Other Securities		34,582,835	2.6%
TOTAL — TURKEY		42,615,274	3.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $11,275,000 FNMA 6.50%, 11/01/36, valued at $9,882,475) to be repurchased at $9,736,403	$9,735	$9,735,000	0.7%
SECURITIES LENDING COLLATERAL — (5.8%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $48,296,435 FHLMC, rates ranging from 4.203%(r) to 5.961%(r), maturities ranging from 04/01/35 to 05/01/37 & FNMA 4.731%(r), 01/01/35 & 5.522%(r), 03/01/34, valued at $24,076,531) to be repurchased at $23,607,903	23,604	23,604,421	1.8%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $61,988,421 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 04/01/37, valued at $59,160,616) to be repurchased at $58,008,555	58,000	58,000,000	4.4%
TOTAL SECURITIES LENDING COLLATERAL		81,604,421	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,014,520,978)		$1,406,670,144	106.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	309,631,315	$3,102,505,776
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,080,771,784)		$3,102,505,776

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	266,989,336	$2,774,019,201
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,672,935,182)		$2,774,019,201

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.5%)
Federal Farm Credit Bank 7.250%, 06/12/07	$10,785	$10,791,234
3.250%, 06/15/07	7,835	7,828,897
Federal Farm Credit Bank Discount Notes 5.160%, 06/12/07	24,400	24,361,594
5.130%, 06/20/07	50,000	49,864,100
5.150%, 06/28/07	15,000	14,942,055
Federal Home Loan Bank Discount Notes 5.125%, 06/01/07	96,000	96,000,000
5.110%, 06/06/07	59,000	58,957,815
5.120%, 06/06/07	52,200	52,162,677
5.120%, 06/08/07	51,300	51,248,649
5.121%, 06/08/07	57,000	56,942,943
5.150%, 06/08/07	50,000	49,949,950
5.125%, 06/13/07	50,000	49,914,150
5.130%, 06/15/07	120,000	119,759,640
5.140%, 06/15/07	2,500	2,494,992
5.148%, 06/20/07	26,000	25,929,332
5.170%, 06/20/07	74,200	73,998,324
5.115%, 06/27/07	108,600	108,196,117
5.115%, 06/29/07	55,000	54,779,670
5.115%, 07/18/07	115,000	114,229,845
Tennessee Valley Authority Discount Notes 5.100%, 06/21/07	27,943	27,863,055
5.105%, 07/05/07	13,300	13,235,561
TOTAL AGENCY OBLIGATIONS		1,063,450,600
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $6,055,000 FHLMC 6.50%, 12/01/36, valued at $5,475,102) to be repurchased at $5,395,778	5,395	5,395,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,068,859,384)		$1,068,845,600

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia 4.710%, 12/20/07	4,000	$3,282,467
AUSTRIA — (5.8%)
BONDS — (5.8%)
Austria, Republic of (f) 3.000%, 08/21/09	30,800	25,153,325
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	7,470,000	62,528,810
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	9,346,000	77,693,751
TOTAL — AUSTRIA		165,375,886
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of 5.750%, 03/28/08	60,000	81,619,021
CANADA — (1.8%)
BONDS — (1.8%)
Canadian Government (j) 1.900%, 03/23/09	2,600,000	21,705,022
Ontario, Province of (j) 1.875%, 01/25/10	3,610,000	30,301,664
TOTAL — CANADA		52,006,686
DENMARK — (3.4%)
BONDS — (3.4%)
Denmark, Kingdom of 7.000%, 11/15/07	387,000	70,631,939
Kommunekredit (f) 3.000%, 11/19/08	33,000	26,965,645
TOTAL — DENMARK		97,597,584
FRANCE — (6.9%)
BONDS — (6.9%)
Caisse D'Amortissement de la Dette Sociale SA (g) 4.625%, 12/07/07	6,000	11,801,844
CDC Fin-CDC Ixis Caide 2.750%, 06/26/08	12,100	16,003,475
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,062,302
ERAP 3.375%, 04/25/08	30,000	40,046,866
French Treasury Note 2.750%, 03/12/08	50,500	67,147,829
Total Capital SA (f) 2.375%, 10/01/09	15,000	12,064,149
(f) 1.625%, 07/12/11	9,650	7,436,322

	Face Amount^	Value†
	(000)
UNEDIC 3.500%, 09/18/08	20,000	$26,612,710
TOTAL — FRANCE		196,175,497
GERMANY — (13.2%)
BONDS — (13.2%)
Bayerische Landesbank 2.875%, 02/15/08	30,400	40,497,746
(f) 3.125%, 02/10/09	8,000	6,552,476
(j) 1.000%, 09/20/10	2,950,000	24,015,860
BundesObligation 4.250%, 02/15/08	26,700	35,912,558
DSL Bank AG (j) 1.750%, 10/07/09	1,450,000	12,100,149
KFW-Kreditanstalt Fuer Wiederaufbau AG (g) 5.375%, 12/07/07	4,000	7,898,548
(s) 3.750%, 01/28/09	15,560	2,231,540
(j) 1.750%, 03/23/10	750,000	6,269,569
(j) 1.850%, 09/20/10	7,580,000	63,609,840
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	5,425	10,690,599
Landeskreditbank Baden-Wuerttemberg Foerderbank
(g) 5.000%, 12/07/07	7,000	13,783,968
3.000%, 07/04/08	12,800	16,977,520
Landwirtschaftliche Rentenbank (t) 4.900%, 11/19/07	37,000	30,409,419
3.000%, 01/31/08	9,000	12,006,769
3.625%, 09/01/08	28,000	37,314,232
Norddeutsche Landesbank (j) 0.450%, 01/19/09	6,700,000	54,641,721
TOTAL — GERMANY		374,912,514
JAPAN — (2.7%)
BONDS — (2.7%)
Japan Finance Corporation for Municipal Enterprises 1.550%, 02/21/12	9,138,000	75,998,501
NETHERLANDS — (7.1%)
BONDS — (7.1%)
Deutsche Bahn Finance AG 4.875%, 07/06/09	10,214	13,845,159
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	23,900	31,804,375
(f) 3.500%, 10/29/09	3,000	2,470,927
Netherlands, Government of 2.500%, 01/15/08	56,200	74,817,635
Rabobank Nederland NV (s) 2.250%, 05/08/09	37,000	5,145,157
(j) 0.800%, 02/03/11	9,085,000	73,318,264
TOTAL — NETHERLANDS		201,401,517

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans ASA (f) 2.000%, 03/17/09	17,000	$13,649,745
(j) 1.800%, 06/21/10	7,298,000	61,086,779
Kommunalbanken AS (t) 5.200%, 09/10/07	13,103	10,812,997
TOTAL — NORWAY		85,549,521
SPAIN — (2.6%)
BONDS — (2.6%)
Instituto de Credito Oficial (g) 4.750%, 12/07/07	3,000	5,907,462
3.000%, 06/16/08	19,100	25,347,804
5.000%, 12/18/08	6,000	8,131,845
2.875%, 03/16/09	25,650	33,579,657
TOTAL — SPAIN		72,966,768
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.7%)
BONDS — (5.7%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,231,156
(j) 1.950%, 03/23/10	1,000,000	8,375,029
Eurofima (s) 5.625%, 02/05/08	43,100	6,293,526
European Investment Bank (g) 4.500%, 12/07/07	2,000	3,931,904
(e) 5.000%, 04/15/08	7,500	10,145,814
(s) 4.000%, 04/15/09	269,700	38,848,626
(f) 1.500%, 03/01/10	18,500	14,543,238
(d) 5.000%, 06/10/10	65,000	11,819,167
Inter-American Development Bank (j) 1.900%, 07/08/09	7,500,000	62,740,181
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,335,993
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		161,264,634
SWEDEN — (5.2%)
BONDS — (5.2%)
Kommuninvest I Sverige AB 4.100%, 05/11/09	156,000	22,433,438
(f) 2.250%, 12/14/09	9,260	7,425,503
Stockholm, Sweden, City of 3.375%, 03/08/10	254,400	35,654,641
Swedish Export Credit Corp. (d) 5.375%, 10/15/09	6,790	1,244,082
Swedish Government 5.000%, 01/28/09	269,000	39,459,346
4.000%, 12/01/09	277,000	39,856,230
TOTAL — SWEDEN		146,073,240
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG (f) 0.875%, 12/29/09	6,700	5,182,949

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (7.3%)
BONDS — (7.3%)
Bank of England Euro Note (e) 2.500%, 01/28/08	60,000	$79,859,443
BP Capital Markets P.L.C.
(f) 1.250%, 12/29/09	61,500	48,210,768
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	10,074	13,431,390
Network Rail MTN Finance P.L.C. (e) 3.125%, 03/30/09	47,000	61,791,982
Nework Rail Infrastructure Finance P.L.C.
4.500%, 03/14/08	2,500	4,898,312
TOTAL — UNITED KINGDOM		208,191,895
UNITED STATES — (31.6%)
AGENCY OBLIGATIONS — (0.7%)
Federal National Mortgage Association
(t) 6.375%, 08/15/07	25,480	21,089,433
BONDS — (6.2%)
Bank of America Corp. (e) 3.625%, 03/03/08	17,600	23,550,618
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,282,296
(j) 1.450%, 11/10/11	8,883,000	72,644,546
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	9,193,000	73,916,781
TOTAL BONDS		175,394,241
COMMERCIAL PAPER — (24.7%)
Alfa Corp. 5.270%, 06/25/07	7,300	7,274,465
Barton Capital Corp. 5.250%, 06/01/07	14,800	14,800,000
5.250%, 06/04/07	13,600	13,593,971
Barton Capital Corp. 5.270%, 06/05/07	50,000	49,970,445
BASF AG 5.240%, 06/22/07	9,700	9,670,294
Cafco LLC 5.250%, 06/22/07	7,600	7,576,548
5.250%, 07/11/07	25,000	24,853,250
Ciesco L.P. 5.250%, 06/06/07	18,000	17,986,700
5.250%, 07/02/07	15,000	14,931,684
5.260%, 07/16/07	40,000	39,736,000
CRC Funding LLC 5.260%, 06/21/07	26,500	26,422,074
5.250%, 07/09/07	21,000	20,882,849
Eksportfinans 5.250%, 06/05/07	8,300	8,295,140

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Greyhawk Funding LLC 5.260%, 06/04/07	12,700	$12,694,359
5.260%, 06/06/07	55,300	55,259,061
5.260%, 06/13/07	13,000	12,976,929
Hewlett-Packard Co. 5.260%, 06/20/07	82,200	81,970,933
ING America Insurance Holdings 5.240%, 06/15/07	4,500	4,490,807
Kittyhawk Funding Corp. 5.270%, 06/08/07	35,000	34,963,726
5.255%, 06/18/07	25,500	25,436,023
5.270%, 06/25/07	13,000	12,954,067
Sheffield Receivables Corp. 5.260%, 06/12/07	63,000	62,897,493
5.270%, 06/12/07	19,000	18,969,085
Total Capital SA 5.310%, 06/01/07	62,000	62,000,000

	Face Amount^	Value†
	(000)
Windmill Funding Corp. 5.250%, 06/06/07	30,700	$30,677,273
5.260%, 06/11/07	23,100	23,065,826
5.260%, 06/21/07	5,000	4,985,270
TOTAL COMMERCIAL PAPER		699,334,272
TOTAL — UNITED STATES		895,817,946
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $16,705,000 FNMA 6.50%, 11/01/36, valued at $14,641,840) to be repurchased at $14,424,079	$14,422	14,422,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,832,157,886)		$2,837,838,626

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.1%)
Federal Farm Credit Bank 6.450%, 10/07/09	$2,000	$2,056,302
7.160%, 05/19/10	3,000	3,163,863
4.180%, 09/22/10	7,000	6,798,008
6.700%, 11/22/10	2,000	2,101,290
6.135%, 12/13/10	4,000	4,127,928
5.750%, 01/18/11	9,000	9,187,794
6.000%, 03/07/11	9,000	9,257,634
6.740%, 04/11/11	1,000	1,054,626
4.800%, 05/24/11	3,300	3,256,717
6.300%, 06/06/11	2,800	2,920,498
4.250%, 07/11/11	13,600	13,139,613
4.350%, 11/02/11	8,000	7,739,552
4.200%, 11/07/11	6,650	6,393,775
4.300%, 11/23/11	5,500	5,307,753
6.260%, 12/02/11	2,000	2,085,340
4.950%, 12/22/11	9,000	8,914,158
5.230%, 02/14/12	12,000	12,018,204
4.500%, 03/14/12	8,500	8,252,361
4.625%, 03/16/12	7,000	6,832,497
5.000%, 06/01/12	4,295	4,257,586
4.480%, 08/24/12	12,000	11,605,368
6.280%, 11/26/12	3,000	3,151,467
4.400%, 01/03/13	11,000	10,571,308
4.150%, 05/15/13	10,000	9,458,500
5.580%, 07/03/13	23,000	23,424,856
3.880%, 07/08/13	7,000	6,514,473
4.920%, 08/26/13	4,125	4,059,004
4.710%, 10/18/13	7,000	6,806,555
4.900%, 01/16/14	5,700	5,596,630
5.300%, 02/18/14	12,000	12,047,916
4.375%, 06/30/14	3,915	3,719,066
8.160%, 09/30/14	3,615	4,253,499
4.700%, 12/10/14	4,000	3,870,724
4.375%, 02/17/15	14,300	13,537,510
6.030%, 03/21/16	4,700	4,960,107
5.625%, 08/18/17	4,000	4,110,004
5.100%, 09/03/19	9,000	8,822,313
4.670%, 05/07/20	5,600	5,248,869
5.350%, 08/07/20	6,700	6,695,906
Federal Home Loan Bank 5.545%, 02/17/09	3,000	3,017,736
5.950%, 03/16/09	5,550	5,619,636
5.863%, 04/22/09	9,000	9,110,205
6.730%, 06/22/09	2,500	2,576,720
6.500%, 08/14/09	3,000	3,084,183
6.500%, 11/13/09	9,000	9,277,794
3.875%, 02/12/10	3,000	2,906,544
7.375%, 02/12/10	2,080	2,194,727
7.625%, 05/14/10	3,020	3,224,010
4.125%, 08/13/10	9,000	8,736,669
6.625%, 11/15/10	1,000	1,045,770
5.875%, 02/15/11	7,000	7,150,381
4.500%, 05/13/11	2,045	1,996,135
6.000%, 05/13/11	10,205	10,531,029

	Face Amount	Value†
	(000)
7.200%, 06/14/11	$3,000	$3,219,087
5.750%, 08/15/11	12,000	12,251,628
5.375%, 08/19/11	13,500	13,604,260
5.000%, 10/13/11	25,000	24,833,150
5.625%, 11/15/11	5,000	5,086,625
5.625%, 02/15/12	6,100	6,211,203
5.750%, 05/15/12	26,300	26,937,012
4.625%, 08/15/12	9,775	9,522,434
4.500%, 11/15/12	20,000	19,338,340
5.126%, 02/28/13	5,615	5,590,704
3.875%, 06/14/13	12,600	11,731,684
5.375%, 06/14/13	34,000	34,268,396
4.500%, 09/16/13	11,000	10,571,704
5.250%, 06/18/14	14,000	14,016,324
6.700%, 06/25/14	6,200	6,732,661
4.500%, 11/14/14	4,000	3,822,676
4.875%, 03/11/16	8,600	8,383,306
5.375%, 09/09/16	6,000	6,054,708
5.000%, 03/12/21	5,200	5,036,793
5.000%, 12/10/21	39,500	37,938,368
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,219,380
6.790%, 05/23/12	37,600	40,188,158
6.000%, 03/15/13	28,100	29,208,320
4.750%, 08/01/13	12,500	12,187,488
6.250%, 12/15/17	10,000	10,765,510
TOTAL AGENCY OBLIGATIONS		709,511,032
U.S. TREASURY OBLIGATIONS — (33.3%)
U.S. Treasury Bonds 11.250%, 02/15/15	9,000	12,632,346
10.625%, 08/15/15	11,000	15,222,108
9.875%, 11/15/15	6,000	8,050,782
9.250%, 02/15/16	9,000	11,747,106
7.250%, 05/15/16	6,000	7,008,282
7.500%, 11/15/16	4,000	4,769,376
9.000%, 11/15/18	12,200	16,422,347
8.125%, 08/15/19	3,800	4,864,593
8.750%, 08/15/20	6,000	8,112,186
8.125%, 05/15/21	20,500	26,682,021
U.S. Treasury Notes 6.000%, 08/15/09	3,000	3,067,266
6.500%, 02/15/10	6,600	6,866,581
5.750%, 08/15/10	3,600	3,695,908
5.000%, 02/15/11	14,700	14,790,728
5.000%, 08/15/11	35,000	35,232,435
4.875%, 02/15/12	62,800	62,893,195
4.375%, 08/15/12	43,500	42,616,428
4.000%, 11/15/12	9,700	9,318,062
3.875%, 02/15/13	19,800	18,857,956
4.250%, 08/15/13	25,300	24,525,187
4.000%, 02/15/14	12,100	11,503,506
4.875%, 08/15/16	8,200	8,180,140
TOTAL U.S. TREASURY OBLIGATIONS		357,058,539

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,260,000 FHLMC 6.50%, 12/01/36, valued at $6,564,697) to be repurchased at $6,469,933	$6,469	$6,469,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,083,152,947)		$1,073,038,571

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation Notes 3.375%, 01/15/12	$4,800	$5,761,145
3.000%, 07/15/12	4,400	5,150,212
1.875%, 07/15/13	3,700	3,993,547
2.000%, 01/15/14	4,300	4,628,921
2.000%, 07/15/14	4,200	4,428,417
1.625%, 01/15/15	5,600	5,650,133
1.875%, 07/15/15	5,700	5,741,942
2.000%, 01/15/16	6,050	6,008,423
2.500%, 07/15/16	5,500	5,589,662
2.375%, 01/15/17	4,500	4,522,978
2.375%, 01/15/25	6,100	6,491,958
2.000%, 01/15/26	6,100	5,814,079
TOTAL U.S. TREASURY OBLIGATIONS		63,781,417
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $610,000 FHLMC 6.50%, 12/01/36, valued at $551,579) to be repurchased at $540,078	540	540,000
TOTAL INVESTMENTS — (100.0%) (Cost $65,295,290)		$64,321,417

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (34.4%)
ALABAMA — (1.1%)
Alabama State Department of Dock Facilities Revenue Bonds 6.000%, 10/01/08	$1,000	$1,029,220
Alabama State Federal Highway Finance Authority Series A Revenue Bonds 5.000%, 03/01/09	4,000	4,083,200
Alabama Water Pollution Control Authority Revenue Bonds 5.000%, 08/15/08	2,160	2,190,888
City of Huntsville, Alabama General Obligations 4.500%, 08/01/07	1,000	1,001,010
Jefferson County, Alabama Series A General Obligations 5.000%, 04/01/08	1,300	1,313,182
TOTAL ALABAMA		9,617,500
ARIZONA — (0.9%)
Arizona State Transportation Board Revenue Bonds 5.250%, 07/01/08	3,000	3,047,400
City of Scottsdale, Arizona General Obligations 5.000%, 07/01/08	2,250	2,280,172
Phoenix, Arizona Civic Improvement Corp. Water System Revenue Bonds 5.000%, 07/01/08	1,500	1,519,800
Pima County, Arizona General Obligations 5.100%, 07/01/07	1,000	1,000,870
TOTAL ARIZONA		7,848,242
ARKANSAS — (0.8%)
Fort Smith, Arkansas Water & Sewer Redevelopment Revenue Bonds 5.000%, 10/01/09	2,850	2,927,748
State of Arkansas General Obligations 5.500%, 08/01/09	3,885	4,021,869
TOTAL ARKANSAS		6,949,617
CONNECTICUT — (2.0%)
City of Stamford, Connecticut General Obligations 5.000%, 07/15/09	2,000	2,053,080
Connecticut State General Obligations 5.000%, 12/15/09	4,000	4,115,560
Connecticut State Special Obligations Rate Reduction Series A Revenue Bonds 5.000%, 06/30/09	5,000	5,129,200
State of Connecticut Health Education Refunding Bonds 4.500%, 03/15/09	5,600	5,677,056
TOTAL CONNECTICUT		16,974,896

	Face Amount	Value†
	(000)
DELAWARE — (0.1%)
Delaware Transportation Authority Series B Revenue Bonds 5.250%, 07/01/07	$1,000	$1,001,000
FLORIDA — (1.3%)
Florida State Board of Education Series C General Obligations 4.000%, 06/01/09	4,000	4,018,960
Florida State Board of Education Series H General Obligations 5.000%, 06/01/08	2,000	2,024,820
Gainesville, Florida Utility System Revenue Bonds 5.000%, 10/01/09	4,000	4,105,520
Jacksonville, Florida Excise Taxes Revenue Bonds 5.250%, 10/01/07	1,000	1,004,790
TOTAL FLORIDA		11,154,090
GEORGIA — (1.2%)
State of Georgia General Obligations 5.250%, 08/01/07	175	175,423
5.250%, 08/01/07	825	826,864
State of Georgia Series B General Obligations 5.750%, 08/01/07	2,165	2,171,560
6.250%, 04/01/09	2,000	2,088,940
State of Georgia Series C General Obligations 5.750%, 09/01/07	1,000	1,004,720
State of Georgia Series D General Obligations 6.700%, 08/01/08	2,000	2,067,600
5.800%, 11/01/09	2,010	2,104,812
TOTAL GEORGIA		10,439,919
HAWAII — (0.5%)
Honolulu, Hawaii General Obligations Prefunded 5.000%, 03/01/10	1,255	1,293,754
Honolulu, Hawaii General Obligations Unrefunded 5.000%, 03/01/10	745	767,022
State of Hawaii General Obligations 5.000%, 04/01/08	2,000	2,019,960
TOTAL HAWAII		4,080,736
ILLINOIS — (1.1%)
Central Lake County, Illinois General Obligations 6.000%, 02/01/08	1,000	1,014,380
Chicago Metropolitan Water Reclamation District General Obligations 5.500%, 12/01/08	2,000	2,050,500
Chicago, Illinois Public Building Commission Revenue Bonds 5.000%, 03/01/08	1,000	1,009,620

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Du Page, Cook & Will Counties Community College District General Obligations 5.000%, 06/01/08	$2,175	$2,201,557
State of Illinois General Obligations 5.500%, 04/01/09	3,000	3,090,390
TOTAL ILLINOIS		9,366,447
INDIANA — (0.4%)
Indianapolis, Indiana Local Improvement Revenue Bonds 6.500%, 01/01/08	1,000	1,015,560
Ivy Technical State College Revenue Bonds 5.000%, 07/01/08	1,000	1,013,200
Logansport Multi-Purpose School Building Corp. Revenue Bonds 4.250%, 07/05/08	1,000	1,005,130
TOTAL INDIANA		3,033,890
IOWA — (0.5%)
Des Moines, Iowa General Obligations 5.000%, 06/01/09	3,680	3,765,229
KANSAS — (0.4%)
Johnson County, Kansas General Obligations 5.250%, 09/01/07	1,000	1,003,550
Kansas State Development Finance Authority Revenue Bonds 5.000%, 10/01/07	1,000	1,003,940
Wyandotte County, Kansas City, Kansas Revenue Bonds 5.000%, 09/01/07	1,000	1,002,920
TOTAL KANSAS		3,010,410
KENTUCKY — (0.4%)
Kentucky State Turnpike Authority Economic Revenue Bonds 5.500%, 07/01/08	3,000	3,053,310
LOUISIANA — (0.2%)
New Orleans, Louisiana Certificates of Indebtedness General Obligations 5.000%, 03/01/08	1,000	1,009,110
Shreveport, Louisiana Series A Certificates of Indebtedness 5.000%, 10/01/07	1,000	1,003,970
TOTAL LOUISIANA		2,013,080
MARYLAND — (1.2%)
State of Maryland First Series B General Obligations 5.000%, 07/15/08	2,000	2,028,400
State of Maryland Second Series B General Obligations 5.250%, 02/01/09	5,000	5,123,900
State of Maryland Second Series General Obligations 5.000%, 07/15/07	2,000	2,002,560

	Face Amount	Value†
	(000)
Washington Suburban Sanitation District Maryland General Obligations 5.250%, 06/01/08	$1,000	$1,015,400
TOTAL MARYLAND		10,170,260
MASSACHUSETTS — (0.4%)
Boston, Massachusetts Series A General Obligations 5.000%, 02/01/08	1,000	1,008,360
State of Massachusetts Series C General Obligations 5.250%, 12/01/07	2,000	2,014,860
TOTAL MASSACHUSETTS		3,023,220
MICHIGAN — (0.8%)
Detroit, Michigan City School District Series B General Obligations 4.500%, 05/01/08	1,000	1,006,940
Fraser, Michigan Public School District General Obligations 5.150%, 05/01/08	1,000	1,012,670
Michigan Municipal Bond Authority Clean Water Revenue Bonds 5.250%, 10/01/08	3,000	3,059,310
Michigan Municipal Bond Authority Drinking Water Revenue Bonds 5.250%, 10/01/07	1,000	1,004,860
Wayne County, Michigan Community College General Obligations 5.000%, 07/01/07	1,000	1,000,810
TOTAL MICHIGAN		7,084,590
MINNESOTA — (0.6%)
Metropolitan Council of Minneapolis & St. Paul General Obligations 4.000%, 02/01/08	1,200	1,202,496
State of Minnesota General Obligations 5.000%, 11/01/07	1,000	1,005,120
5.000%, 08/01/09	2,600	2,667,652
TOTAL MINNESOTA		4,875,268
MISSISSIPPI — (0.5%)
State of Mississippi General Obligations 5.000%, 10/01/09	4,000	4,102,840
MISSOURI — (0.4%)
State of Missouri General Obligations 5.000%, 08/01/08	3,000	3,044,940
NEVADA — (1.0%)
Clark County, Nevada Public Safety Series A General Obligations 4.000%, 06/01/09	3,540	3,557,488
Las Vegas, Nevada Valley Water Distribution Series B General Obligations 5.250%, 06/01/09	2,830	2,911,164
State of Nevada General Obligations 5.375%, 10/01/08	2,100	2,144,331
TOTAL NEVADA		8,612,983

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEW JERSEY — (0.9%)
New Jersey State Transportation Trust Fund Authority Series B 5.250%, 12/15/09	$6,130	$6,340,749
New Jersey State Transportation Trust Fund Authority Series C 5.375%, 12/15/07	1,000	1,008,870
TOTAL NEW JERSEY		7,349,619
NEW MEXICO — (0.2%)
New Mexico State Severance Tax Series A 5.000%, 07/01/07	550	550,440
New Mexico State Severance Tax Series B 5.000%, 07/01/07	1,000	1,000,810
TOTAL NEW MEXICO		1,551,250
NEW YORK — (1.0%)
Municipal Assistance Corp. for the City of New York Revenue Bonds 6.000%, 07/01/07	1,000	1,001,680
Nassau County, New York Interim Finance Authority Series A Revenue Bonds 5.000%, 11/15/09	3,415	3,516,152
New York State Thruway Authority Series A Revenue Bonds 5.000%, 04/01/09	3,500	3,581,165
TOTAL NEW YORK		8,098,997
NORTH CAROLINA — (1.1%)
Durham County, North Carolina General Obligations 5.500%, 04/01/09	3,000	3,094,680
North Carolina State Public Improvements General Obligations 5.500%, 03/01/08	1,000	1,013,160
State of North Carolina General Obligations 5.000%, 03/01/09	4,000	4,087,240
University of North Carolina Revenue Bonds 5.000%, 04/01/08	1,000	1,010,460
TOTAL NORTH CAROLINA		9,205,540
OHIO — (1.2%)
Franklin County, Ohio General Obligations 5.500%, 12/01/07	1,000	1,008,780
Ohio State Building Authority Revenue Bonds 5.500%, 10/01/08	1,500	1,533,465
Ohio State Higher Education Capital Facilities Revenue Bonds 5.000%, 12/01/08	5,000	5,088,950
Ohio State Water Development Authority Revenue Bonds 5.000%, 06/01/08	2,500	2,531,500
TOTAL OHIO		10,162,695

	Face Amount	Value†
	(000)
OKLAHOMA — (0.5%)
Grand River Dam Authority of Oklahoma Revenue Bonds 5.750%, 06/01/08	$4,000	$4,078,120
OREGON — (1.0%)
Oregon State Department of Administrative Services Revenue Bonds 5.250%, 04/01/08	2,000	2,024,600
Salem-Keizer, Oregon School District General Obligations 5.000%, 06/15/09	6,055	6,201,410
TOTAL OREGON		8,226,010
PENNSYLVANIA — (2.0%)
Allegheny County, Pennsylvania Sanitation Authority 5.000%, 12/01/07	1,000	1,006,230
Berks County, Pennsylvania General Obligations 6.350%, 11/15/07	1,500	1,517,160
Pennsylvania Intergovernmental Cooperative Authority Special Tax 5.000%, 06/15/08	1,000	1,012,880
Pittsburgh, Pennsylvania School District General Obligations 5.000%, 09/01/07	1,000	1,002,870
State of Pennsylvania Second Series General Obligations 5.500%, 07/01/07	6,280	6,287,473
5.250%, 10/01/07	3,090	3,104,616
5.000%, 10/01/09	2,950	3,032,453
TOTAL PENNSYLVANIA		16,963,682
SOUTH CAROLINA — (1.5%)
Greenville County, South Carolina School District General Obligations 4.500%, 06/01/07	8,715	8,715,000
Richland County, South Carolina General Obligations 5.000%, 02/01/10	1,500	1,544,985
State of South Carolina General Obligations 5.000%, 04/01/09	1,900	1,942,712
TOTAL SOUTH CAROLINA		12,202,697
TENNESSEE — (1.1%)
Knox County, Tennessee General Obligations 4.500%, 04/01/08	2,000	2,012,260
Metro Government of Nashville & Davidson Counties General Obligations 5.000%, 11/15/08	2,000	2,034,780
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations 5.250%, 10/15/07	790	794,203

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations 5.250%, 10/15/07	$210	$211,117
Shelby County, Tennessee General Obligations 5.000%, 04/01/09	4,195	4,284,102
TOTAL TENNESSEE		9,336,462
TEXAS — (2.3%)
Dallas, Texas Waterworks & Sewer System Revenue Bonds 5.250%, 10/01/08	3,000	3,057,360
Lower Colorado River Authority Revenue Bonds 5.250%, 05/15/08	1,000	1,014,140
San Antonio, Texas Prerefunded General Obligations 5.000%, 08/01/07	20	20,039
San Antonio, Texas Unrefunded General Obligations 5.000%, 08/01/07	980	981,764
State of Texas General Obligations 5.000%, 08/01/09	4,000	4,097,400
Texas A&M University Series B Revenue Bonds 5.375%, 05/15/08	1,360	1,380,794
5.000%, 05/15/09	4,000	4,092,840
Texas State University Systems Financing Revenue Bonds 5.000%, 03/15/09	2,245	2,293,088
Trinity River Authority Texas Regional Wastewater System Revenue Bonds 5.500%, 08/01/08	2,200	2,242,526
TOTAL TEXAS		19,179,951
UTAH — (0.8%)
Salt Lake City, Utah General Obligations 5.250%, 06/15/07	1,000	1,000,380
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds 5.000%, 10/01/08	1,800	1,828,908
State of Utah General Obligations 4.000%, 07/01/08	3,000	3,009,630
Utah State Board of Regents Revenue Bonds 5.250%, 04/01/08	1,000	1,012,380
TOTAL UTAH		6,851,298
VERMONT — (0.1%)
Vermont Public Power Supply Authority 4.000%, 07/01/07	1,000	1,000,100
VIRGINIA — (2.8%)
Arlington County, Virginia General Obligations 4.000%, 01/15/09	4,000	4,018,480
Fairfax Country, Virginia General Obligations 5.000%, 06/01/09	3,465	3,550,586

	Face Amount	Value†
	(000)
Richmond, Virginia General Obligations 5.000%, 07/15/07	$1,000	$1,001,270
State of Virginia Series A General Obligations 3.500%, 06/01/07	2,310	2,310,000
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes 5.000%, 10/01/09	5,000	5,136,400
Virginia State Public Building Authority Revenue Bonds 5.000%, 08/01/09	4,000	4,101,600
Virginia State Public School Authority Prerefunded 5.250%, 08/01/09	25	25,784
Virginia State Public School Authority Unrefunded 5.250%, 08/01/09	3,475	3,581,057
TOTAL VIRGINIA		23,725,177
WASHINGTON — (1.9%)
Grant County, Washington Public Utility Series H Revenue Bonds 5.000%, 01/01/10	2,000	2,055,760
King County, Washington Sewer Revenue Bonds 5.250%, 01/01/08	2,000	2,017,000
Seattle, Washington Drain & Wastewater Revenue Bonds 4.000%, 07/01/08	1,000	1,002,680
Seattle, Washington Light & Power Authority Revenue Bonds 4.000%, 08/01/09	5,940	5,966,552
Snohomish County, Washington School District Revenue Bonds 4.500%, 06/01/09	3,500	3,549,840
State of Washington General Obligations 5.500%, 09/01/07	1,000	1,004,020
TOTAL WASHINGTON		15,595,852
WISCONSIN — (0.2%)
State of Wisconsin Series C General Obligations 5.250%, 05/01/09	2,000	2,053,860
TOTAL MUNICIPAL BONDS		288,803,777
TAX EXEMPT COMMERCIAL PAPER — (65.0%)
ARIZONA — (3.3%)
City of Mesa, Arizona Municipal 3.610%, 06/01/07	3,375	3,375,000
3.640%, 06/06/07	4,000	3,999,760
Salt River Project Agricultural 3.620%, 06/08/07	7,000	6,999,440
3.770%, 06/18/07	3,000	2,999,880
3.770%, 06/20/07	6,500	6,499,415
3.780%, 07/06/07	4,000	3,999,720
TOTAL ARIZONA		27,873,215

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (0.8%)
State of California General Obligations 3.800%, 06/08/07	$7,000	$7,000,070
FLORIDA — (4.4%)
Florida Municipal Power Agency 3.600%, 06/05/07	4,840	4,839,710
3.700%, 06/05/07	7,000	6,999,720
Jacksonville, Florida Electric 3.800%, 06/07/07	4,700	4,699,906
3.820%, 06/20/07	3,000	3,000,030
Palm Beach, Florida School District 3.750%, 07/16/07	1,500	1,499,775
Sunshine State Government Finance 3.800%, 06/12/07	2,450	2,449,902
3.770%, 06/18/07	1,240	1,239,950
3.750%, 06/21/07	4,000	3,999,720
3.800%, 07/03/07	8,000	7,999,760
TOTAL FLORIDA		36,728,473
GEORGIA — (4.6%)
Burke County, Georgia Development 3.650%, 06/01/07	3,000	3,000,000
3.650%, 06/05/07	2,000	1,999,900
3.610%, 06/07/07	1,300	1,299,883
3.750%, 07/19/07	11,000	10,998,900
Municipal Electric Authority 3.700%, 06/01/07	2,000	2,000,000
3.630%, 06/05/07	11,000	10,999,450
3.630%, 06/11/07	8,294	8,293,171
TOTAL GEORGIA		38,591,304
ILLINOIS — (2.5%)
Illinois Education Facility Authority 3.640%, 06/08/07	4,918	4,917,607
Illinois Health Facilities Authority 3.630%, 06/06/07	2,600	2,599,818
3.650%, 06/07/07	2,600	2,599,792
3.750%, 08/16/07	11,000	10,998,680
TOTAL ILLINOIS		21,115,897
MARYLAND — (5.9%)
Howard County, Maryland General Obligations 3.800%, 06/13/07	4,000	3,999,920
Maryland Health & Higher Education - Johns Hopkins Hospital 3.800%, 06/11/07	4,000	3,999,960
3.630%, 06/12/07	6,500	6,499,350
3.640%, 06/14/07	4,000	3,999,560
3.800%, 06/14/07	8,000	7,999,920
Maryland Health & Higher Education - Johns Hopkins University 3.620%, 06/08/07	2,000	1,999,860
3.750%, 06/08/07	4,000	3,999,920
3.780%, 06/18/07	3,000	3,000,030
3.780%, 06/22/07	6,400	6,400,064
3.790%, 07/05/07	5,600	5,600,168
3.750%, 07/18/07	2,000	1,999,920
TOTAL MARYLAND		49,498,672

	Face Amount	Value†
	(000)
MASSACHUSETTS — (6.0%)
Massachusetts Health & Education Facility 3.640%, 06/14/07	$1,500	$1,499,790
3.750%, 07/09/07	5,000	4,999,450
3.750%, 07/17/07	10,000	9,998,600
Massachusetts School Building 3.600%, 06/01/07	700	700,000
3.560%, 06/04/07	4,000	3,999,800
3.590%, 06/06/07	12,000	11,999,160
Massachusetts Water Resource A 3.780%, 06/12/07	5,000	4,999,750
3.800%, 06/19/07	1,700	1,699,966
State of Massachusetts General Obligations 3.750%, 06/08/07	10,000	9,999,600
TOTAL MASSACHUSETTS		49,896,116
MINNESOTA — (2.7%)
University of Minnesota 3.600%, 06/04/07	9,975	9,974,601
3.650%, 06/04/07	10,000	9,999,600
3.780%, 07/10/07	2,800	2,799,804
TOTAL MINNESOTA		22,774,005
NEBRASKA — (0.6%)
Omaha Public Power District 3.780%, 06/22/07	4,000	3,999,840
3.630%, 06/28/07	1,000	999,770
TOTAL NEBRASKA		4,999,610
NEVADA — (2.6%)
Clark County, Nevada Highway Revenue 3.800%, 06/12/07	5,200	5,200,000
Clark County, Nevada Sales Tax General Obligations 3.750%, 07/05/07	2,200	2,199,780
3.750%, 07/18/07	4,300	4,299,398
Las Vegas, Nevada Valley Water District 3.670%, 06/01/07	3,000	3,000,000
3.670%, 06/01/07	5,000	5,000,000
3.620%, 06/14/07	2,000	1,999,700
TOTAL NEVADA		21,698,878
NEW JERSEY — (1.2%)
Princeton University 3.780%, 06/21/07	10,400	10,400,104
NEW YORK — (3.2%)
New York City Municipal Water 3.680%, 06/13/07	7,900	7,899,368
3.680%, 06/15/07	10,000	9,999,000
New York Power Authority 3.590%, 06/01/07	2,000	2,000,000
3.750%, 06/19/07	7,000	6,999,860
TOTAL NEW YORK		26,898,228
RHODE ISLAND — (0.2%)
Rhode Island Health & Higher Education - Brown University 3.620%, 06/05/07	2,000	1,999,900

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (2.5%)
South Carolina Public Service Authority 3.630%, 06/05/07	$1,750	$1,749,912
3.780%, 06/21/07	4,000	3,999,840
3.800%, 07/02/07	5,000	4,999,850
3.750%, 07/09/07	10,000	9,998,800
TOTAL SOUTH CAROLINA		20,748,402
TENNESSEE — (3.9%)
Tennessee Health & Education - Vanderbilt University 3.600%, 06/05/07	2,000	1,999,880
3.610%, 06/07/07	3,000	2,999,790
3.800%, 06/12/07	3,000	2,999,880
3.770%, 06/26/07	8,000	7,999,520
Tennessee State School Board Authority 3.850%, 06/25/07	8,000	8,000,160
3.850%, 06/26/07	2,600	2,600,078
3.750%, 07/06/07	3,372	3,371,629
3.750%, 07/19/07	3,000	2,999,580
TOTAL TENNESSEE		32,970,517
TEXAS — (17.1%)
City of Austin, Texas 3.780%, 06/12/07	14,500	14,499,275
3.740%, 07/06/07	2,000	1,999,760
City of San Antonio, Texas Electric 3.750%, 07/16/07	3,800	3,799,468
El Paso, Texas Water & Sewer 3.630%, 06/07/07	1,000	999,930
3.650%, 06/07/07	4,000	3,999,760
3.800%, 06/11/07	5,000	4,999,800
3.860%, 07/10/07	11,000	11,000,660
Harris County, Texas General Obligations 3.800%, 06/27/07	18,000	17,999,460
3.780%, 07/03/07	2,500	2,499,850
Houston, Texas General Obligations 3.620%, 06/13/07	2,000	1,999,720
3.750%, 07/12/07	3,500	3,499,580
3.750%, 07/18/07	3,300	3,299,538
3.750%, 07/19/07	2,000	1,999,720
Plano, Texas Health Facility 3.650%, 06/05/07	2,000	1,999,900
San Antonio, Texas Water 3.830%, 06/11/07	4,150	4,149,917
Texas A&M University Board of Regents 3.750%, 07/02/07	7,800	7,799,298
Texas Municipal Power Agency 3.600%, 06/01/07	7,470	7,470,000
3.600%, 06/06/07	1,750	1,749,877
3.630%, 06/07/07	3,000	2,999,790
Texas Public Finance Authority 3.640%, 06/01/07	2,000	2,000,000
3.630%, 06/06/07	6,300	6,299,559
3.750%, 07/06/07	4,000	4,000,000
3.750%, 07/11/07	1,000	999,880
3.750%, 07/18/07	2,300	2,299,678
Texas Tech University Board of Regents 3.750%, 07/05/07	5,300	5,299,470
3.750%, 07/09/07	3,000	2,999,670

	Face Amount	Value†
	(000)
University of Texas Board of Regents 3.610%, 06/04/07	$5,000	$4,999,800
3.700%, 06/05/07	3,000	2,999,880
3.650%, 06/06/07	2,738	2,737,836
3.650%, 06/06/07	2,000	1,999,880
3.620%, 06/07/07	1,000	999,930
3.750%, 07/16/07	3,000	2,999,580
3.750%, 07/16/07	3,600	3,599,532
TOTAL TEXAS		142,999,998
UTAH — (1.4%)
Intermountain Power Agency 3.620%, 06/01/07	2,800	2,800,000
3.760%, 06/29/07	6,000	5,999,520
3.800%, 07/02/07	1,000	999,970
3.780%, 07/05/07	2,000	1,999,860
TOTAL UTAH		11,799,350
WISCONSIN — (2.1%)
State of Wisconsin General Obligations 3.620%, 06/04/07	2,500	2,499,900
3.620%, 06/07/07	2,500	2,499,825
3.630%, 06/07/07	5,471	5,470,617
3.780%, 06/11/07	1,700	1,699,915
3.760%, 07/06/07	5,000	4,999,550
TOTAL WISCONSIN		17,169,807
TOTAL TAX EXEMPT COMMERCIAL PAPER		545,162,546
	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds MuniFund Portfolio	4,821,285	4,821,285
TOTAL INVESTMENTS — (100.0%) (Cost $842,664,177)		$838,787,608

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (59.6%)
CALIFORNIA — (59.6%)
Bay Area Government Association California Bay Area Rapid Transit 5.000%, 06/15/07	$800	$800,280
Bay Area Government Association Grant Series A 3.750%, 06/15/07	300	300,012
Beverly Hills, California Public Funding Authority Lease Revenue 4.000%, 06/01/07	240	240,000
California Department of Water-Power Supply 5.500%, 05/01/08	300	304,887
5.500%, 05/01/10	350	366,306
California State Public Works Board Lease Revenue Refunding Department of Corrections Series A 5.250%, 06/01/07	250	250,000
California State Revenue Antic Notes 4.500%, 06/29/07	1,600	1,600,736
California State University Fullerton Foundation Auxiliary Organization Revenue 5.000%, 07/01/10	225	233,680
California Statewide Community Development Authority Revenue Los Angeles Orthopaedic Hospital 5.000%, 06/01/07	750	750,000
California Statewide Community Development Authority Revenue Riverside County 4.500%, 06/29/07	1,200	1,200,504
California Statewide Community Development Authority Revenue San Bernardino County 4.500%, 06/29/07	1,000	1,000,420
Dry Creek, California Joint Elementary School District 4.000%, 08/31/07	300	300,102
Foothill/Eastern Corridor Agency California Toll Road Revenue 4.600%, 01/15/09	280	284,424
Fresno, California Sewer Revenue 6.250%, 09/01/10	300	323,034
Industry California Public Facilities Authority 4.500%, 05/01/10	700	715,078
Los Angeles County, California 4.500%, 06/29/07	950	950,399
Los Angeles, California Unified School District 4.000%, 07/01/07	300	300,054
5.000%, 07/01/07	300	300,267

	Face Amount	Value†
	(000)
Los Angeles, California Water & Power Revenue 4.500%, 07/01/07	$450	$450,257
5.000%, 07/01/08	300	304,308
Los Angeles, County Works Funding Authority Lease Revenue 4.000%, 09/01/07	700	700,581
Los Angelos California Transportation 4.500%, 06/29/07	650	650,280
Metropolitan Water District Southern California Waterworks Revenue 5.250%, 07/01/07	245	245,262
Monterey Peninsula, California Community College District 3.500%, 08/01/08	250	249,740
North City West California School Facility 5.000%, 09/01/09	300	308,550
Norwalk, California Redevelopment Agency 4.000%, 10/01/10	670	675,990
Orange County, California Recovery County Task Forces Partner Program 6.000%, 07/01/07	545	545,937
Peralta, California Community College District 8.000%, 08/01/09	300	326,403
Redding, California Joint Powers Funding Authority Electric Systems Revenue 6.250%, 06/01/07	700	700,000
Sacramento, California Municipal Utility District Electrical Revenue Refunding Series Q 5.000%, 08/15/07	250	250,650
Sacramento, California Municipal Utility District Funding Authority Revenue 5.000%, 07/01/07	350	350,294
San Diego County & School District National Partnership Transportation Series A 4.500%, 07/27/07	700	700,609
San Diego County, California Regional Transportation 4.750%, 04/01/08	300	302,976
San Diego, California Unified School District 4.000%, 07/01/07	300	300,057
San Francisco, California City & County Refunding — Series 1 5.750%, 06/15/07	315	315,180

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
San Juan, California Union School District 4.500%, 08/01/07	$250	$250,328
San Leandro, California Unified School District 6.000%, 08/01/10	615	657,484
Santa Margarita/Dana Point Authority 5.500%, 08/01/07	300	300,879
TOTAL MUNICIPAL BONDS		18,805,948
TAX EXEMPT COMMERCIAL PAPER — (39.4%)
CALIFORNIA — (39.4%)
California Department of Water Resources 3.750%, 06/07/07	200	199,998
3.800%, 06/21/07	500	500,025
East Bay, California Municipal Utility District 3.700%, 06/14/07	400	399,984
Long Beach, California Gas Utility Revenue 3.750%, 06/11/07	600	599,994
3.760%, 06/22/07	500	500,000
Los Angeles County Metro Transportation 3.550%, 06/01/07	700	699,965
3.710%, 06/12/07	100	99,997
Municipal Improvement Corporation of Los Angeles 3.680%, 06/04/07	500	499,990
3.720%, 07/03/07	375	375,000
Northern California Transmission 3.750%, 06/13/07	300	299,994
Riverside County Transportation Commission 3.600%, 06/01/07	300	300,000

	Face Amount	Value†
	(000)
San Diego County, California Regional Transportation 3.700%, 06/01/07	$500	$500,000
3.750%, 06/12/07	300	299,997
San Diego County, California Water Authority 3.700%, 06/20/07	250	249,995
San Francisco County, California Transportation 3.750%, 06/06/07	300	299,994
San Jose Financing Authority 3.730%, 07/11/07	900	900,027
State of California General Obligations 3.760%, 06/08/07	100	99,999
3.800%, 06/08/07	450	450,004
3.770%, 06/12/07	1,600	1,600,000
3.730%, 07/09/07	300	300,006
3.750%, 07/10/07	1,850	1,850,093
University of California 3.670%, 06/04/07	300	299,994
3.820%, 06/06/07	300	300,000
3.750%, 06/07/07	500	499,995
Ventura County, California Public Finance 3.600%, 06/06/07	300	299,985
TOTAL TAX EXEMPT COMMERCIAL PAPER		12,425,036
	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	300,405	300,405
TOTAL INVESTMENTS — (100.0%) (Cost $31,552,151)		$31,531,389

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,348,085	$395,487	$8,111,108	—
Investments at Value (including $0, $0, $0 and $29,401 of securities on loan, respectively)	—	—	—	$345,848
Temporary Cash Investments at Value	—	—	—	11,076
Collateral Received from Securities on Loan at Value	—	—	—	30,457
Receivables:
Investment Securities Sold	—	347	—	—
Dividends and Interest	—	—	—	329
Securities Lending Income	—	—	—	25
Fund Shares Sold	2,587	79	7,812	1,443
Prepaid Expenses and Other Assets	57	26	123	9
Total Assets	3,350,729	395,939	8,119,043	389,187
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	30,457
Investment Securities Purchased	1,459	—	4,008	379
Fund Shares Redeemed	1,128	426	3,804	39
Due to Advisor	253	49	990	101
Accrued Expenses and Other Liabilities	158	16	339	26
Total Liabilities	2,998	491	9,141	31,002
NET ASSETS	$3,347,731	$395,448	$8,109,902	$358,185
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	74,304,378	34,472,352	290,642,671	19,071,103
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$45.05	$11.47	$27.90	$18.78
Investments in Affiliated Investment Companies at Cost	$2,377,686	$317,088	$5,892,114	$—
Investments at Cost	$—	$—	$—	$300,547
Temporary Cash Investments at Cost	$—	$—	$—	$11,076
Collateral Received from Securities on Loan at Cost	$—	$—	$—	$30,457
NET ASSETS CONSIST OF:
Paid-In Capital	$2,462,236	$337,541	$5,670,581	$292,571
Accumulated Net Investment Income (Loss)	15,109	(276)	(2,920)	808
Accumulated Net Realized Gain (Loss)	(100,013)	(20,216)	223,247	19,505
Net Unrealized Appreciation (Depreciation)	970,399	78,399	2,218,994	45,301
NET ASSETS	$3,347,731	$395,448	$8,109,902	$358,185
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	100,000,000	400,000,000	100,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,096,249	—	—	—
Investments at Value (including $0, $117,162, $396,225, and $88,201 of securities on loan, respectively)	—	$1,016,236	$2,429,184	$783,415
Temporary Cash Investments at Value	—	8,258	18,133	8,865
Collateral Received from Securities on Loan at Value	—	120,797	411,234	91,399
Cash	—	258	269	—
Receivables:
Investment Securities Sold	—	2	2	—
Dividends and Interest	—	1,486	3,465	930
Securities Lending Income	—	35	135	54
Fund Shares Sold	11,776	2,973	5,144	1,671
Prepaid Expenses and Other Assets	51	34	168	55
Total Assets	10,108,076	1,150,079	2,867,734	886,389
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	120,797	411,234	91,399
Investment Securities Purchased	8,913	6,434	9,597	89
Fund Shares Redeemed	2,863	522	1,156	432
Due to Advisor	2,476	140	384	211
Accrued Expenses and Other Liabilities	395	82	164	65
Total Liabilities	14,647	127,975	422,535	92,196
NET ASSETS	$10,093,429	$1,022,104	$2,445,199	$794,193
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	314,375,496	80,601,186	190,018,484	62,050,137
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$32.11	$12.68	$12.87	$12.80
Investments in Affiliated Investment Companies at Cost	$7,139,433	$—	$—	$—
Investments at Cost	$—	$880,562	$2,149,437	$689,060
Temporary Cash Investments at Cost	$—	$8,258	$18,133	$8,865
Collateral Received from Securities on Loan at Cost	$—	$120,797	$411,234	$91,399
NET ASSETS CONSIST OF:
Paid-In Capital	$6,536,335	$877,922	$2,148,881	$694,774
Accumulated Net Investment Income (Loss)	(7,480)	3,709	8,436	2,249
Accumulated Net Realized Gain (Loss)	607,758	4,799	8,135	2,815
Net Unrealized Appreciation (Depreciation)	2,956,816	135,674	279,747	94,355
NET ASSETS	$10,093,429	$1,022,104	$2,445,199	$794,193
(1) NUMBER OF SHARES AUTHORIZED	550,000,000	150,000,000	200,000,000	100,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,753,267	$5,384,746	—	—
Investments at Value (including $0, $0, $466,766 and $429,858 of securities on loan, respectively)	—	—	$3,038,184	$2,008,645
Temporary Cash Investments at Value	—	—	—	2,417
Collateral Received from Securities on Loan at Value	—	—	480,087	460,133
Foreign Currencies at Value	—	—	—	9,296
Cash	—	—	—	15
Receivables:
Investment Securities Sold	—	—	4,848	3,961
Dividends, Interest, and Tax Reclaims	—	—	1,153	6,842
Securities Lending Income	—	—	66	758
Fund Shares Sold	7,465	4,841	3,324	2,474
Prepaid Expenses and Other Assets	33	71	41	48
Total Assets	3,760,765	5,389,658	3,527,703	2,494,589
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	480,087	460,133
Investment Securities Purchased	2,919	1,017	—	12,016
Fund Shares Redeemed	4,546	3,824	2,874	740
Due to Advisor	980	1,760	740	414
Loan Payable	—	—	2,244	—
Accrued Expenses and Other Liabilities	141	228	164	133
Total Liabilities	8,586	6,829	486,109	473,436
NET ASSETS	$3,752,179	$5,382,829	$3,041,594	$2,021,153
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	162,814,548	322,381,595	92,359,594	75,146,303
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.05	$16.70	$32.93	$26.90
Investments in Affiliated Investment Companies at Cost	$2,876,816	$3,938,389	$—	$—
Investments at Cost	$—	$—	$1,983,999	$1,299,761
Temporary Cash Investments at Cost	$—	$—	$—	$2,417
Collateral Received from Securities on Loan at Cost	$—	$—	$480,087	$460,133
Foreign Currencies at Cost	$—	$—	$—	$9,290
NET ASSETS CONSIST OF:
Paid-In Capital	$2,779,545	$3,681,826	$1,866,812	$1,290,175
Accumulated Net Investment Income (Loss)	(3,008)	(5,269)	129	22,280
Accumulated Net Realized Gain (Loss)	99,191	259,915	120,468	(148)
Net Unrealized Appreciation (Depreciation)	876,451	1,446,357	1,054,185	708,846
NET ASSETS	$3,752,179	$5,382,829	$3,041,594	$2,021,153
(1) NUMBER OF SHARES AUTHORIZED	300,000,000	550,000,000	200,000,000	200,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	International Core Equity Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$5,567,378	$219,667	$120,770
Investments at Value (including $310,319, $0, $0, and $0 of securities on loan, respectively)	$1,558,415	—	—	—
Temporary Cash Investments at Value	11,861	6,637	—	—
Collateral Received from Securities on Loan at Value	337,276	—	—	—
Foreign Currencies at Value	3,758	—	—	—
Cash	16	15	—	—
Receivables:
Investment Securities Sold	406	—	—	—
Dividends, Interest, and Tax Reclaims	5,371	1	—	—
Securities Lending Income	547	—	—	—
Fund Shares Sold	5,170	5,318	52	31
Prepaid Expenses and Other Assets	86	53	—	11
Total Assets	1,922,906	5,579,402	219,719	120,812
LIABILITIES:
Payables:
Upon Return of Securities Loaned	337,276	—	—	—
Investment Securities Purchased	12,132	2,000	39	7
Fund Shares Redeemed	309	1,661	13	24
Due to Advisor	437	1,829	69	42
Accrued Expenses and Other Liabilities	241	264	19	7
Total Liabilities	350,395	5,754	140	80
NET ASSETS	$1,572,511	$5,573,648	$219,579	$120,732
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	106,244,586	253,449,648	12,505,372	4,595,529
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.80	$21.99	$17.56	$26.27
Investments in Affiliated Investment Companies at Cost	$—	$3,672,698	$305,850	$102,256
Investments at Cost	$1,306,795	$—	$—	$—
Temporary Cash Investments at Cost	$11,861	$6,637	$—	$—
Collateral Received from Securities on Loan at Cost	$337,276	$—	$—	$—
Foreign Currencies at Cost	$3,715	$—	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,139	$3,470,950	$348,656	$115,980
Accumulated Net Investment Income (Loss)	17,976	31,850	1,090	187
Accumulated Net Realized Gain (Loss)	4,773	176,382	(43,933)	(13,946)
Net Unrealized Appreciation (Depreciation)	251,623	1,894,466	(86,234)	18,511
NET ASSETS	$1,572,511	$5,573,648	$219,579	$120,732
(1) NUMBER OF SHARES AUTHORIZED	150,000,000	450,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$42,818	$166,782	—	—
Investments at Value (including $0, $0, $4,855, and $1,857,288 of securities on loan, respectively)	—	—	$121,114	$8,442,264
Temporary Cash Investments at Value	—	—	1,932	21,613
Collateral Received from Securities on Loan at Value	—	—	6,062	1,996,671
Foreign Currencies at Value	—	—	4,378	24,066
Cash	—	—	16	15
Receivables:
Investment Securities Sold	—	26	—	9,613
Dividends, Interest, and Tax Reclaims	—	—	169	28,800
Securities Lending Income	—	—	11	2,199
Fund Shares Sold	14	39	1,428	14,266
Prepaid Expenses and Other Assets	8	11	9	81
Deferred Offering Costs	—	—	4	—
Total Assets	42,840	166,858	135,123	10,539,588
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	6,062	1,996,671
Investment Securities Purchased	4	—	6,223	34,161
Fund Shares Redeemed	10	65	—	1,950
Due to Advisor	14	59	29	4,534
Accrued Expenses and Other Liabilities	5	8	8	578
Total Liabilities	33	132	12,322	2,037,894
NET ASSETS	$42,807	$166,726	$122,801	$8,501,694
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	1,184,197	6,739,439	11,391,816	353,657,612
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.15	$24.74	$10.78	$24.04
Investments in Affiliated Investment Companies at Cost	$24,198	$110,702	$—	$—
Investments at Cost	$—	$—	$118,832	$5,668,834
Temporary Cash Investments at Cost	$—	$—	$1,932	$21,613
Collateral Received from Securities on Loan at Cost	$—	$—	$6,062	$1,996,671
Foreign Currencies at Cost	$—	$—	$4,366	$23,986
NET ASSETS CONSIST OF:
Paid-In Capital	$23,162	$103,929	$119,978	$5,427,280
Accumulated Net Investment Income (Loss)	(146)	1,248	536	26,973
Accumulated Net Realized Gain (Loss)	1,171	5,429	—	274,469
Net Unrealized Appreciation (Depreciation)	18,620	56,120	2,287	2,772,972
NET ASSETS	$42,807	$166,726	$122,801	$8,501,694
(1) NUMBER OF SHARES AUTHORIZED	70,000,000	50,000,000	100,000,000	550,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,961,047	$1,185,057	—	$3,102,506
Investments at Value (including $0, $0, $77,784, and $0 of securities on loan, respectively)	—	—	$1,315,331	—
Temporary Cash Investments at Value	—	—	9,735	—
Collateral Received from Securities on Loan at Value	—	—	81,604	—
Foreign Currencies at Value	—	—	104	—
Cash	—	—	161	—
Receivables:
Investment Securities Sold	—	552	—	—
Dividends, Interest, and Tax Reclaims	—	—	3,371	—
Securities Lending Income	—	—	118	—
Fund Shares Sold	1,626	470	2,238	5,515
Prepaid Expenses and Other Assets	26	33	37	76
Total Assets	2,962,699	1,186,112	1,412,699	3,108,097
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	81,604	—
Investment Securities Purchased	325	—	81	3,332
Fund Shares Redeemed	1,301	1,022	10,859	2,183
Due to Advisor	963	423	591	255
Deferred Thailand Capital Gains Tax	—	—	579	—
Accrued Expenses and Other Liabilities	88	30	163	142
Total Liabilities	2,677	1,475	93,877	5,912
NET ASSETS	$2,960,022	$1,184,637	$1,318,822	$3,102,185
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	95,639,347	54,090,594	70,373,467	303,608,034
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$30.95	$21.90	$18.74	$10.22
Investments in Affiliated Investment Companies at Cost	$1,345,443	$715,875	$—	$3,080,772
Investments at Cost	$—	$—	$923,182	$—
Temporary Cash Investments at Cost	$—	$—	$9,735	$—
Collateral Received from Securities on Loan at Cost	$—	$—	$81,604	$—
Foreign Currencies at Cost	$—	$—	$103	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,303,685	$674,500	$918,883	$3,102,877
Accumulated Net Investment Income (Loss)	19,276	6,294	6,442	(259)
Accumulated Net Realized Gain (Loss)	24,149	35,452	1,891	(22,167)
Deferred Thailand Capital Gains Tax	(2,839)	(855)	(579)	—
Net Unrealized Appreciation (Depreciation)	1,615,751	469,246	392,185	21,734
NET ASSETS	$2,960,022	$1,184,637	$1,318,822	$3,102,185
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	150,000,000	150,000,000	450,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,774,019	—	—	—
Investments at Value	—	$1,063,451	$2,823,417	$1,066,570
Temporary Cash Investments at Value	—	5,395	14,422	6,469
Foreign Currencies at Value	—	—	9,115	—
Cash	—	—	16	—
Receivables:
Interest	—	485	22,932	14,325
Fund Shares Sold	3,246	1,615	5,574	1,557
Realized Gain on Forward Currency Contracts	—	—	109	—
Unrealized Gain on Forward Currency Contracts	—	—	23,464	—
Prepaid Expenses and Other Assets	63	37	83	48
Total Assets	2,777,328	1,070,983	2,899,132	1,088,969
LIABILITIES:
Payables:
Investment Securities Purchased	2,280	—	8,363	—
Fund Shares Redeemed	966	264	1,476	120
Due to Advisor	228	176	592	90
Unrealized Loss on Forward Currency Contracts	—	—	388	—
Accrued Expenses and Other Liabilities	127	73	218	82
Total Liabilities	3,601	513	11,037	292
NET ASSETS	$2,773,727	$1,070,470	$2,888,095	$1,088,677
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	268,368,944	102,478,883	269,198,631	96,850,947
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.34	$10.45	$10.73	$11.24
Investments in Affiliated Investment Companies at Cost	$2,672,935	$—	$—	$—
Investments at Cost	$—	$1,063,465	$2,817,736	$1,076,684
Temporary Cash Investments at Cost	$—	$5,395	$14,422	$6,469
Foreign Currencies at Cost	$—	$—	$9,109	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$2,685,519	$1,079,724	$2,818,979	$1,086,548
Accumulated Net Investment Income (Loss)	(1,279)	13,080	79,702	12,307
Accumulated Net Realized Gain (Loss)	(11,597)	(22,320)	(39,674)	(64)
Net Unrealized Appreciation (Depreciation)	101,084	(14)	29,088	(10,114)
NET ASSETS	$2,773,727	$1,070,470	$2,888,095	$1,088,677
(1) NUMBER OF SHARES AUTHORIZED	450,000,000	200,000,000	400,000,000	200,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$63,781	$833,967	$31,231
Temporary Cash Investments at Value	540	4,821	300
Receivables:
Interest	557	6,961	500
From Advisor	3	—	—
Fund Shares Sold	335	916	—
Prepaid Expenses and Other Assets	6	25	1
Deferred Offering Costs	19	—	13
Total Assets	65,241	846,690	32,045
LIABILITIES:
Payables:
Fund Shares Redeemed	44	201	—
Due to Advisor	—	138	2
Accrued Expenses and Other Liabilities	6	57	2
Total Liabilities	50	396	4
NET ASSETS	$65,191	$846,294	$32,041
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,450,904	84,467,949	3,197,521
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.11	$10.02	$10.02
Investments at Cost	$64,755	$837,843	$31,252
Temporary Cash Investments at Cost	$540	$4,821	$300
NET ASSETS CONSIST OF:
Paid-In Capital	$64,848	$848,039	$31,987
Accumulated Net Investment Income (Loss)	1,317	2,148	77
Accumulated Net Realized Gain (Loss)	—	(17)	(2)
Net Unrealized Appreciation (Depreciation)	(974)	(3,876)	(21)
NET ASSETS	$65,191	$846,294	$32,041
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	200,000,000	100,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$1,466	$23,386	$1,151
Dividends	$29,839	—	—	712
Interest	1,138	—	—	82
Income from Securities Lending	323	—	—	41
Expenses Allocated from Affiliated Investment Company	(678)	—	—	—
Total Investment Income	30,622	1,466	23,386	1,986
Expenses
Investment Advisory Services Fees	—	—	—	57
Administrative Services Fees	1,453	271	5,363	337
Accounting & Transfer Agent Fees	26	9	51	15
Custodian Fees	—	—	—	2
Legal Fees	14	1	22	23
Audit Fees	1	1	1	1
Filing Fees	60	14	125	11
Shareholders' Reports	40	4	55	22
Directors'/Trustees' Fees & Expenses	16	2	33	1
Other	8	1	16	2
Total Expenses	1,618	303	5,666	471
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(8)	—	—	—
Net Expenses	1,610	303	5,666	471
Net Investment Income (Loss)	29,012	1,163	17,720	1,515
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	26,076	346,023	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(5,301)	(284)	(940)	872
Futures	2,353	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	277,978	8,428	522,531	(7,452)
Futures	918	—	—	—
Net Realized and Unrealized Gain (Loss)	275,948	34,220	867,614	20,088
Net Increase (Decrease) in Net Assets Resulting from Operations	$304,960	$35,383	$885,334	$21,603

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$20,673	—	—	—
Dividends	—	$6,985	$14,454	$4,172
Interest	—	186	657	296
Income from Securities Lending	—	184	469	207
Total Investment Income	20,673	7,355	15,580	4,675
Expenses
Investment Advisory Services Fees	—	715	1,726	874
Administrative Services Fees	13,989	—	—	—
Accounting & Transfer Agent Fees	65	54	101	41
Custodian Fees	—	18	37	23
Legal Fees	35	2	3	1
Audit Fees	2	3	4	1
Filing Fees	94	26	55	20
Shareholders' Reports	90	2	4	1
Directors'/Trustees' Fees & Expenses	53	2	3	1
Organizational and Offering Costs	—	—	—	3
Other	25	8	10	7
Total Expenses	14,353	830	1,943	972
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	28	48	69
Net Expenses	14,353	858	1,991	1,041
Net Investment Income (Loss)	6,320	6,497	13,589	3,634
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	875,446	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(11,686)	4,921	8,364	2,829
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	46,903	80,794	180,153	59,099
Net Realized and Unrealized Gain (Loss)	910,663	85,715	188,517	61,928
Net Increase (Decrease) in Net Assets Resulting from Operations	$916,983	$92,212	$202,106	$65,562

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$9,272	$14,159	—	—
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, and $3,051, respectively)	—	—	$34,902	$29,696
Interest	—	—	478	160
Income from Securities Lending	—	—	426	1,835
Total Investment Income	9,272	14,159	35,806	31,691
Expenses
Investment Advisory Services Fees	—	—	4,446	2,294
Administrative Services Fees	5,589	10,111	—	—
Accounting & Transfer Agent Fees	28	39	166	109
Custodian Fees	—	—	18	128
Legal Fees	15	22	10	6
Audit Fees	1	1	12	8
Filing Fees	44	68	72	30
Shareholders' Reports	29	55	32	24
Directors'/Trustees' Fees & Expenses	20	30	15	9
Other	10	14	22	19
Total Expenses	5,736	10,340	4,793	2,627
Net Investment Income (Loss)	3,536	3,819	31,013	29,064
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from: Affiliated Invesment Companies	216,208	436,439	—	—
Investment Securities	—	—	17,486	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(1,390)	(1,094)	109,941	7,531
Foreign Currency Transactions	—	—	—	90
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	73,804	(37,841)	(127,192)	211,735
Translation of Foreign Currency Denominated Amounts	—	—	—	(128)
Net Realized and Unrealized Gain (Loss)	288,622	397,504	235	219,228
Net Increase (Decrease) in Net Assets Resulting from Operations	$292,158	$401,323	$31,248	$248,292

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	International Core Equity Portfolio	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies: Dividends (Net of Foreign Taxes Withheld of $0, $4,978, $124, and $16, respectively)	—	$62,561	$1,649	$1,422
Interest	—	489	26	18
Income from Securities Lending	—	10,080	683	242
Expenses	—	(3,472)	(133)	(69)
Total Net Investment Income Received from Affiliated Investment Companies	—	69,658	2,225	1,613
Fund Investment Income:
Dividends (Net of Foreign Taxes Withheld of $2,165, $0 $0, and $0, respectively)	$20,328	—	—	—
Interest	325	178	—	—
Income from Securities Lending	1,580	—	—	—
Total Fund Investment Income	22,233	178	—	—
Fund Expenses
Investment Advisory Services Fees	2,060	—	—	—
Administrative Services Fees	—	10,145	393	183
Accounting & Transfer Agent Fees	75	38	8	7
Custodian Fees	187	—	—	—
Legal Fees	2	19	1	—
Audit Fees	3	3	1	1
Filing Fees	38	80	27	10
Shareholders' Reports	4	47	2	1
Directors'/Trustees' Fees & Expenses	3	25	1	—
Other	7	15	1	1
Total Expenses	2,379	10,372	434	203
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	5	11
Net Expenses	2,379	10,372	439	214
Net Investment Income (Loss)	19,854	59,464	1,786	1,399
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	4,859	177,032	(548)	(170)
Foreign Currency Transactions	(21)	622	(6)	67
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	153,543	604,623	3,085	25,874
Translation of Foreign Currency Denominated Amounts	(58)	(402)	(49)	(2)
Net Realized and Unrealized Gain (Loss)	158,323	781,875	2,482	25,769
Net Increase (Decrease) in Net Assets Resulting from Operations	$178,177	$841,339	$4,268	$27,168

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio(a)	DFA International Small Cap Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $282, $56 and $9,002, respectively)	$536	$1,726	$501	$103,141
Interest	1	7	72	919
Income from Securities Lending	1	240	13	9,747
Expenses Allocated from Affiliated Investment Companies	(23)	(83)	—	—
Total Investment Income	515	1,890	586	113,807
Expenses
Investment Advisory Services Fees	—	—	48	24,562
Administrative Services Fees	76	240	—	—
Accounting & Transfer Agent Fees	7	7	8	411
Custodian Fees	—	—	11	721
Legal Fees	—	—	—	25
Audit Fees	1	1	—	31
Filing Fees	8	10	—	109
Shareholders' Reports	1	1	—	66
Directors'/Trustees' Fees & Expenses	—	—	1	36
Organizational and Offering Costs	—	—	1	—
Other	1	1	—	80
Total Expenses	94	260	69	26,041
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(5)	20	—	—
Net Expenses	89	280	69	26,041
Net Investment Income (Loss)	426	1,610	517	87,766
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,178	5,432	—	275,191
Foreign Currency Transactions	1	5	19	724
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,995	18,555	2,295	918,595
Translation of Foreign Currency Denominated Amounts	(1)	(2)	(8)	(847)
Net Realized and Unrealized Gain (Loss)	5,173	23,990	2,306	1,193,663
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,599	$25,600	$2,823	$1,281,429

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 1, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	—	—	—	$69,351
Dividends (Net of Foreign Taxes Withheld of $3,210, $781, $1,162, and $0, respectively)	$34,844	$11,804	$13,157	—
Interest	233	110	212	—
Income from Securities Lending	1,086	711	508	—
Expenses Allocated from Affiliated Investment Companies	(2,415)	(1,507)	—	—
Total Investment Income	33,748	11,118	13,877	69,351
Expenses
Investment Advisory Services Fees	—	—	2,899	—
Administrative Services Fees	5,194	2,206	—	1,421
Accounting & Transfer Agent Fees	23	13	68	24
Custodian Fees	—	—	441	—
Legal Fees	11	3	2	10
Audit Fees	1	1	6	1
Filing Fees	25	27	29	56
Shareholders' Reports	35	11	3	27
Directors'/Trustees' Fees & Expenses	14	4	3	16
Other	7	3	19	9
Total Expenses	5,310	2,268	3,470	1,564
Net Investment Income (Loss)	28,438	8,850	10,407	67,787
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	26,667	35,487	2,165	(482)
Foreign Currency Transactions	142	(135)	(167)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	499,552	224,960	237,306	6,883
Translation of Foreign Currency Denominated Amounts	122	55	21	—
Deferred Thailand Capital Gains Tax	(256)	(127)	(169)	—
Net Realized and Unrealized Gain (Loss)	526,227	260,240	239,156	6,401
Net Increase (Decrease) in Net Assets Resulting from Operations	$554,665	$269,090	$249,563	$74,188

*  Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio	DFA Intermediate Government Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$9,959	—	—	—
Interest	—	$25,685	$41,437	$23,709
Total Investment Income	9,959	25,685	41,437	23,709
Expenses
Investment Advisory Services Fees	—	1,000	3,265	490
Administrative Services Fees	1,284	—	—	—
Accounting & Transfer Agent Fees	22	63	150	62
Custodian Fees	—	6	127	5
Legal Fees	10	4	9	3
Audit Fees	1	5	11	3
Filing Fees	48	30	70	34
Shareholders' Reports	28	14	27	7
Directors'/Trustees' Fees & Expenses	15	6	14	4
Other	9	7	19	7
Total Expenses	1,417	1,135	3,692	615
Net Investment Income (Loss)	8,542	24,550	37,745	23,094
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(41)	—	(6,366)	—
Foreign Currency Transactions	—	—	(4,089)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	50,653	275	(50,234)	(22,013)
Translation of Foreign Currency Denominated Amounts	—	—	77,237	—
Net Realized and Unrealized Gain (Loss)	50,612	275	16,548	(22,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,154	$24,825	$54,293	$1,081

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	DFA Inflation-Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio(a)
Investment Income
Interest	$1,394	$12,388	$128
Total Investment Income	1,394	12,388	128
Expenses
Investment Advisory Services Fees	25	764	7
Accounting & Transfer Agent Fees	13	50	4
Custodian Fees	1	5	—
Legal Fees	1	3	—
Audit Fees	—	3	—
Filing Fees	1	24	—
Shareholders' Reports	10	5	—
Directors'/Trustees' Fees & Expenses	1	4	—
Organizational and Offering Costs	18	—	3
Other	—	7	—
Total Expenses	70	865	14
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(22)	—	(3)
Net Expenses	48	865	11
Net Investment Income (Loss)	1,346	11,523	117
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	—	—	(2)
Change in Unrealized Appreciation (Depreciation) of
Investment Securities and Foreign Currency	(1,444)	226	(21)
Net Realized and Unrealized Gain (Loss)	(1,444)	226	(23)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(98)	$11,749	$94

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,012	$45,195	$1,163	$3,907	$17,720	$82,268	$1,515	$2,256
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	26,076	4,136	346,023	138,196	26,668	16,223
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Companies Shares Sold	(5,301)	(8,405)	(284)	277	(940)	1,724	872	250
Futures	2,353	2,338	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities/Affiliated Investment Companies Shares	277,978	297,153	8,428	32,933	522,531	642,594	(7,452)	14,804
Futures	918	(1,669)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	304,960	334,612	35,383	41,253	885,334	864,782	21,603	33,533
Distributions From:
Net Investment Income	(26,628)	(41,748)	(3,073)	(5,651)	(42,430)	(71,162)	(932)	(2,666)
Net Short-Term Gains	—	—	(11,623)	—	(10,685)	(9,775)	(5,313)	(4,163)
Net Long-Term Gains	—	—	(1,991)	—	(127,166)	(1,645)	(11,902)	(10,180)
Total Distributions	(26,628)	(41,748)	(16,687)	(5,651)	(180,281)	(82,582)	(18,147)	(17,009)
Capital Share Transactions (1):
Shares Issued	441,593	832,648	50,340	105,090	1,344,742	2,237,439	160,246	49,909
Shares Issued in Lieu of Cash Distributions	24,788	39,758	16,120	5,584	162,200	72,993	15,692	13,833
Shares Redeemed	(265,793)	(384,587)	(36,924)	(112,603)	(512,179)	(728,629)	(36,547)	(37,523)
Net Increase (Decrease) from Capital Share Transactions	200,588	487,819	29,536	(1,929)	994,763	1,581,803	139,391	26,219
Total Increase (Decrease) in Net Assets	478,920	780,683	48,232	33,673	1,699,816	2,364,003	142,847	42,743
Net Assets
Beginning of Period	2,868,811	2,088,128	347,216	313,543	6,410,086	4,046,083	215,338	172,595
End of Period	$3,347,731	$2,868,811	$395,448	$347,216	$8,109,902	$6,410,086	$358,185	$215,338
(1) Shares Issued and Redeemed:
Shares Issued	10,421	21,866	4,648	10,401	51,608	96,122	8,654	2,870
Shares Issued in Lieu of Cash Distributions	598	1,066	1,521	570	6,434	3,257	916	876
Shares Redeemed	(6,274)	(10,136)	(3,414)	(11,186)	(19,765)	(31,524)	(2,024)	(2,182)
	4,745	12,796	2,755	(215)	38,277	67,855	7,546	1,564
Accumulated Net Investment Income (Loss) at End of Period	$15,109	$12,725	$(276)	$1,634	$(2,920)	$21,790	$808	$225

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Dec. 30, 2005(a) to Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,320	$72,762	$6,497	$5,932	$13,589	$9,455	$3,634	$2,530
Capital Gain Distributions Received from Affiliated Investment Company	875,446	658,949	—	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(11,686)	(4,180)	4,921	1,503	8,364	2,921	2,829	6,315
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	46,903	697,484	80,794	52,372	180,153	95,057	59,099	35,256
Net Increase (Decrease) in Net Assets Resulting from Operations	916,983	1,425,015	92,212	59,807	202,106	107,433	65,562	44,101
Distributions From:
Net Investment Income	(22,194)	(58,998)	(3,154)	(5,955)	(5,734)	(9,388)	(2,661)	(1,296)
Net Short-Term Gains	(72,477)	(34,788)	(578)	(13)	(1,624)	(20)	(6,329)	—
Net Long-Term Gains	(592,599)	(507,342)	(1,040)	—	(1,516)	—	—	—
Total Distributions	(687,270)	(601,128)	(4,772)	(5,968)	(8,874)	(9,408)	(8,990)	(1,296)
Capital Share Transactions (1):
Shares Issued	1,239,644	1,772,199	299,846	487,106	1,078,111	957,339	362,437	388,675
Shares Issued in Lieu of Cash Distributions	662,097	575,437	4,672	5,909	8,732	9,288	8,920	1,293
Shares Redeemed	(776,303)	(1,357,479)	(22,124)	(18,175)	(51,186)	(30,420)	(37,048)	(29,461)
Net Increase (Decrease) from Capital Share Transactions	1,125,438	990,157	282,394	474,840	1,035,657	936,207	334,309	360,507
Total Increase (Decrease) in Net Assets	1,355,151	1,814,044	369,834	528,679	1,228,889	1,034,232	390,881	403,312
Net Assets
Beginning of Period	8,738,278	6,924,234	652,270	123,591	1,216,310	182,078	403,312	—
End of Period	$10,093,429	$8,738,278	$1,022,104	$652,270	$2,445,199	$1,216,310	$794,193	$403,312
(1) Shares Issued and Redeemed:
Shares Issued	40,587	60,848	25,334	45,767	89,084	88,583	30,162	36,777
Shares Issued in Lieu of Cash Distributions	22,633	21,722	403	550	744	852	765	121
Shares Redeemed	(25,473)	(46,827)	(1,851)	(1,697)	(4,222)	(2,811)	(3,079)	(2,696)
	37,747	35,743	23,886	44,620	85,606	86,624	27,848	34,202
Accumulated Net Investment Income (Loss) at End of Period	$(7,480)	$8,394	$3,709	$366	$8,436	$581	$2,249	$1,276

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio		Large Cap International Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,536	$24,118	$3,819	$28,402	$31,013	$50,355	$29,064	$35,857
Capital Gain Distributions Received from: Affiliated Investment Companies	216,208	170,953	436,439	409,412	—	—	—	—
Investment Securities	—	—	—	—	17,486	17,858	—	—
Net Realized Gain (Loss) on: Investment Securities Sold/Affiliated Investment Companies Shares Sold	(1,390)	(5,181)	(1,094)	(7,358)	109,941	75,136	7,531	16,379
Foreign Currency Transactions	—	—	—	—	—	—	90	17
Change in Unrealized Appreciation (Depreciation) of: Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	73,804	233,973	(37,841)	160,973	(127,192)	610,102	211,735	286,181
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	(128)	147
Net Increase (Decrease) in Net Assets Resulting from Operations	292,158	423,863	401,323	591,429	31,248	753,451	248,292	338,581
Distributions From:
Net Investment Income	(11,355)	(18,099)	(13,557)	(20,854)	(30,675)	(79,145)	(5,766)	(40,654)
Net Short-Term Gains	(34,803)	(31,411)	(62,657)	(72,770)	(2,939)	—	—	—
Net Long-Term Gains	(134,722)	(117,599)	(324,224)	(208,506)	(70,533)	(28,912)	—	—
Total Distributions	(180,880)	(167,109)	(400,438)	(302,130)	(104,147)	(108,057)	(5,766)	(40,654)
Capital Share Transactions (1):
Shares Issued	418,130	724,661	658,947	1,028,184	579,213	711,130	229,421	389,496
Shares Issued in Lieu of Cash Distributions	177,397	164,466	389,164	289,242	102,212	105,884	5,433	37,524
Shares Redeemed	(251,825)	(490,352)	(490,170)	(732,233)	(403,958)	(462,032)	(129,466)	(177,163)
Net Increase (Decrease) from Capital Share Transactions	343,702	398,775	557,941	585,193	277,467	354,982	105,388	249,857
Total Increase (Decrease) in Net Assets	454,980	655,529	558,826	874,492	204,568	1,000,376	347,914	547,784
Net Assets
Beginning of Period	3,297,199	2,641,670	4,824,003	3,949,511	2,837,026	1,836,650	1,673,239	1,125,455
End of Period	$3,752,179	$3,297,199	$5,382,829	$4,824,003	$3,041,594	$2,837,026	$2,021,153	$1,673,239
(1) Shares Issued and Redeemed:
Shares Issued	19,145	34,475	41,299	65,144	17,443	24,946	9,194	18,097
Shares Issued in Lieu of Cash Distributions	8,367	8,437	25,155	19,632	3,200	3,849	225	1,796
Shares Redeemed	(11,469)	(23,449)	(30,661)	(46,421)	(12,212)	(16,184)	(5,173)	(8,223)
	16,043	19,463	35,793	38,355	8,431	12,611	4,246	11,670
Accumulated Net Investment Income (Loss) at End of Period	$(3,008)	$4,811	$(5,269)	$4,469	$129	$(209)	$22,280	$(1,125)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	International Core Equity Portfolio		International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,854	$10,384	$59,464	$76,419	$1,786	$2,264	$1,399	$2,007
Net Realized Gain (Loss) on: Investment Securities Sold	4,859	2,392	177,032	164,696	(548)	(2,237)	(170)	(863)
Foreign Currency Transactions	(21)	(150)	622	(124)	(6)	(10)	67	(40)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	153,543	96,717	604,623	653,248	3,085	(6,622)	25,874	16,555
Translation of Foreign Currency Denominated Amounts	(58)	21	(402)	329	(49)	30	(2)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	178,177	109,364	841,339	894,568	4,268	(6,575)	27,168	17,660
Distributions From:
Net Investment Income	(2,567)	(9,763)	(40,000)	(72,041)	(1,169)	(2,258)	(1,402)	(1,662)
Net Short-Term Gains	(2,252)	—	(28,033)	(13,690)	—	—	—	—
Net Long-Term Gains	(205)	—	(129,328)	(118,813)	—	—	—	—
Total Distributions	(5,024)	(9,763)	(197,361)	(204,544)	(1,169)	(2,258)	(1,402)	(1,662)
Capital Share Transactions (1):
Shares Issued	590,037	641,548	536,930	1,415,453	66,555	58,289	31,277	23,659
Shares Issued in Lieu of Cash Distributions	4,837	9,439	189,175	194,947	1,165	2,247	1,365	1,630
Shares Redeemed	(46,593)	(20,760)	(342,506)	(479,584)	(20,197)	(52,741)	(9,213)	(8,677)
Net Increase (Decrease) from Capital Share Transactions	548,281	630,227	383,599	1,130,816	47,523	7,795	23,429	16,612
Total Increase (Decrease) in Net Assets	721,434	729,828	1,027,577	1,820,840	50,622	(1,038)	49,195	32,610
Net Assets
Beginning of Period	851,077	121,249	4,546,071	2,725,231	168,957	169,995	71,537	38,927
End of Period	$1,572,511	$851,077	$5,573,648	$4,546,071	$219,579	$168,957	$120,732	$71,537
(1) Shares Issued and Redeemed:
Shares Issued	42,831	55,322	26,427	80,962	3,789	3,085	1,422	1,385
Shares Issued in Lieu of Cash Distributions	371	820	9,938	11,924	67	122	68	103
Shares Redeemed	(3,370)	(1,765)	(16,837)	(27,283)	(1,156)	(2,859)	(425)	(505)
	39,832	54,377	19,528	65,603	2,700	348	1,065	983
Accumulated Net Investment Income (Loss) at End of Period	$17,976	$860	$31,850	$11,888	$1,090	$489	$187	$163

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	March 1, 2007(a) to May 31, 2007	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$426	$552	$1,610	$1,251	$517	$87,766	$100,905
Net Realized Gain (Loss) on:
Investment Securities Sold	1,178	1,355	5,432	2,501	—	275,191	407,891
Foreign Currency Transactions	1	10	5	—	19	724	944
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	3,995	7,425	18,555	22,126	2,295	918,595	940,331
Translation of Foreign Currency Denominated Amounts	(1)	—	(2)	6	(8)	(847)	622
Net Increase (Decrease) in Net Assets Resulting from Operations	5,599	9,342	25,600	25,884	2,823	1,281,429	1,450,693
Distributions From:
Net Investment Income	(583)	(594)	(335)	(1,315)	—	(76,783)	(99,195)
Net Short-Term Gains	(217)	(167)	(549)	(152)	—	(22,039)	(25,926)
Net Long-Term Gains	(1,092)	(851)	(1,842)	(5,105)	—	(365,355)	(160,786)
Total Distributions	(1,892)	(1,612)	(2,726)	(6,572)	—	(464,177)	(285,907)
Capital Share Transactions (1):
Shares Issued	8,225	4,976	59,113	23,819	120,539	1,122,207	1,837,883
Shares Issued in Lieu of Cash Distributions	1,891	1,611	2,674	6,468	—	443,050	270,084
Shares Redeemed	(2,824)	(3,087)	(8,196)	(11,399)	(561)	(613,882)	(668,114)
Net Increase (Decrease) from Capital Share Transactions	7,292	3,500	53,591	18,888	119,978	951,375	1,439,853
Total Increase (Decrease) in Net Assets	10,999	11,230	76,465	38,200	122,801	1,768,627	2,604,639
Net Assets
Beginning of Period	31,808	20,578	90,261	52,061	—	6,733,067	4,128,428
End of Period	$42,807	$31,808	$166,726	$90,261	$122,801	$8,501,694	$6,733,067
(1) Shares Issued and Redeemed:
Shares Issued	243	178	2,564	1,338	11,445	49,678	94,173
Shares Issued in Lieu of Cash Distributions	59	65	131	429	—	21,410	15,209
Shares Redeemed	(83)	(113)	(365)	(657)	(53)	(27,520)	(34,273)
	219	130	2,330	1,110	11,392	43,568	75,109
Accumulated Net Investment Income (Loss) at End of Period	$(146)	$—	$1,248	$(32)	$536	$26,973	$14,322

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio		DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,438	$44,476	$8,850	$12,622	$10,407	$9,949	$67,787	$88,286
Net Realized Gain (Loss) on: Investment Securities Sold	26,667	27,573	35,487	56,591	2,165	3,174	(482)	(5,010)
Foreign Currency Transactions	142	(570)	(135)	(457)	(167)	(915)	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	499,552	471,238	224,960	149,128	237,306	134,318	6,883	19,409
Translation of Foreign Currency Denominated Amounts	122	(23)	55	5	21	18	—	—
Deferred Thailand Capital Gains Tax	(256)	883	(127)	(387)	(169)	(380)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	554,665	543,577	269,090	217,502	249,563	146,164	74,188	102,685
Distributions From:
Net Investment Income	(12,357)	(53,784)	(2,899)	(11,250)	(4,143)	(8,470)	(68,439)	(88,029)
Net Short-Term Gains	—	—	(5,937)	(3,016)	(1,657)	(80)	—	—
Net Long-Term Gains	(14,375)	—	(46,706)	(8,357)	(1,602)	—	—	—
Total Distributions	(26,732)	(53,784)	(55,542)	(22,623)	(7,402)	(8,550)	(68,439)	(88,029)
Capital Share Transactions (1):
Shares Issued	306,429	660,484	183,354	275,906	374,207	545,478	1,144,658	1,537,273
Shares Issued in Lieu of Cash Distributions	22,033	43,208	50,513	20,057	7,253	8,399	66,785	86,450
Shares Redeemed	(241,363)	(653,681)	(101,726)	(134,272)	(126,935)	(87,918)	(533,558)	(1,173,712)
Net Increase (Decrease) from Capital Share Transactions	87,099	50,011	132,141	161,691	254,525	465,959	677,885	450,011
Total Increase (Decrease) in Net Assets	615,032	539,804	345,689	356,570	496,686	603,573	683,634	464,667
Net Assets
Beginning of Period	2,344,990	1,805,186	838,948	482,378	822,136	218,563	2,418,551	1,953,884
End of Period	$2,960,022	$2,344,990	$1,184,637	$838,948	$1,318,822	$822,136	$3,102,185	$2,418,551
(1) Shares Issued and Redeemed:
Shares Issued	11,265	29,503	9,858	18,155	22,919	41,437	112,267	151,526
Shares Issued in Lieu of Cash Distributions	857	2,071	2,944	1,441	473	655	6,569	8,532
Shares Redeemed	(8,813)	(30,000)	(5,436)	(8,956)	(7,348)	(6,704)	(52,357)	(115,658)
	3,309	1,574	7,366	10,640	16,044	35,388	66,479	44,400
Accumulated Net Investment Income (Loss) at End of Period	$19,276	$3,623	$6,294	$935	$6,442	$1,260	$(259)	$393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio		DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio		DFA Intermediate Government Fixed Income Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,542	$15,882	$24,550	$38,415	$37,745	$55,362	$23,094	$30,134
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(41)	(1,259)	—	(14,641)	(6,366)	(28,108)	—	272
Foreign Currency Transactions	—	—	—	—	(4,089)	8,867	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities/Affiliated Investment Company Shares and Foreign Currency	50,653	81,636	275	13,579	(50,234)	88,329	(22,013)	9,248
Translation of Foreign Currency Denominated Amounts	—	—	—	—	77,237	(42,594)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	59,154	96,259	24,825	37,353	54,293	81,856	1,081	39,654
Distributions From:
Net Investment Income	(17,337)	(28,485)	(22,396)	(34,242)	(6,129)	(54,715)	(20,295)	(25,780)
Net Short-Term Gains	—	—	—	—	—	—	—	(43)
Net Long-Term Gains	—	—	—	—	—	—	(311)	(2,647)
Return of Capital	—	—	—	—	—	(4,812)	—	—
Total Distributions	(17,337)	(28,485)	(22,396)	(34,242)	(6,129)	(59,527)	(20,606)	(28,470)
Capital Share Transactions (1):
Shares Issued	562,475	873,041	235,036	404,371	643,643	1,042,354	259,689	462,820
Shares Issued in Lieu of Cash Distributions	17,196	28,271	21,885	33,604	5,893	57,853	18,610	25,656
Shares Redeemed	(271,383)	(538,333)	(121,001)	(257,812)	(197,389)	(434,545)	(41,489)	(91,806)
Net Increase (Decrease) from Capital Share Transactions	308,288	362,979	135,920	180,163	452,147	665,662	236,810	396,670
Total Increase (Decrease) in Net Assets	350,105	430,753	138,349	183,274	500,311	687,991	217,285	407,854
Net Assets
Beginning of Period	2,423,622	1,992,869	932,121	748,847	2,387,784	1,699,793	871,392	463,538
End of Period	$2,773,727	$2,423,622	$1,070,470	$932,121	$2,888,095	$2,387,784	$1,088,677	$871,392
(1) Shares Issued and Redeemed:
Shares Issued	55,027	87,913	22,665	39,056	60,574	100,867	23,863	41,320
Shares Issued in Lieu of Cash Distributions	1,701	2,892	2,124	3,260	560	5,639	1,648	2,296
Shares Redeemed	(26,597)	(54,202)	(11,677)	(24,883)	(18,608)	(42,022)	(4,562)	(8,199)
	30,131	36,603	13,112	17,433	42,526	64,484	20,949	35,417
Accumulated Net Investment Income (Loss) at End of Period	$(1,279)	$7,516	$13,080	$10,926	$79,702	$43,308	$12,307	$9,508

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended May 31, 2007	Sept. 18, 2006(a) to Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to May 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,346	$48	$11,523	$16,753	$117
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	—	(2)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,444)	470	226	1,352	(21)
Net Increase (Decrease) in Net Assets Resulting from Operations	(98)	518	11,749	18,105	94
Distributions From:
Net Investment Income	(85)	—	(11,262)	(16,050)	(40)
Total Distributions	(85)	—	(11,262)	(16,050)	(40)
Capital Share Transactions (1):
Shares Issued	32,515	35,082	257,634	315,794	32,682
Shares Issued in Lieu of Cash Distributions	85	—	10,980	15,654	40
Shares Redeemed	(1,525)	(1,301)	(120,749)	(147,104)	(735)
Net Increase (Decrease) from Capital Share Transactions	31,075	33,781	147,865	184,344	31,987
Total Increase (Decrease) in Net Assets	30,892	34,299	148,352	186,399	32,041
Net Assets
Beginning of Period	34,299	—	697,942	511,543	—
End of Period	$65,191	$34,299	$846,294	$697,942	$32,041
(1) Shares Issued and Redeemed:
Shares Issued	3,227	3,495	25,750	31,649	3,267
Shares Issued in Lieu of Cash Distributions	8	—	1,099	1,571	4
Shares Redeemed	(151)	(128)	(12,065)	(14,747)	(73)
	3,084	3,367	14,784	18,473	3,198
Accumulated Net Investment Income (Loss) at End of Period	$1,317	$56	$2,148	$1,887	$77

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$41.24	$36.79	$34.59	$31.16	$27.56	$33.51
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.71	(A)	0.60	0.61	0.47	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	3.79	4.41	2.28	3.31	3.57	(5.95)
Total From Investment Operations	4.19	5.12	2.88	3.92	4.04	(5.53)
Less Distributions
Net Investment Income	(0.38)	(0.67)	(0.68)	(0.49)	(0.44)	(0.42)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.38)	(0.67)	(0.68)	(0.49)	(0.44)	(0.42)
Net Asset Value, End of Period	$45.05	$41.24	$36.79	$34.59	$31.16	$27.56
Total Return	10.23	%(C)	14.12%	8.41%	12.68%	14.90%	(16.64)%
Net Assets, End of Period (thousands)	$3,347,731	$2,868,811	$2,088,128	$1,440,869	$1,017,265	$775,769
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15	%(B)	0.19%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.90	%(B)	1.85%	1.78%	1.92%	1.66%	1.43%

Enhanced U.S. Large Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$9.82	$9.35	$8.42	$7.41	$8.91
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.12	(A)	0.29	0.09	0.10	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02	1.19	0.37	0.94	1.02	(1.52)
Total From Investment Operations	1.05	1.31	0.66	1.03	1.12	(1.36)
Less Distributions
Net Investment Income	(0.10)	(0.18)	(0.19)	(0.10)	(0.11)	(0.14)
Net Realized Gains	(0.43)	—	—	—	—	—
Total Distributions	(0.53)	(0.18)	(0.19)	(0.10)	(0.11)	(0.14)
Net Asset Value, End of Period	$11.47	$10.95	$9.82	$9.35	$8.42	$7.41
Total Return	9.97	%(C)	13.52%	7.08%	12.28%	15.39%	(15.40)%
Net Assets, End of Period (thousands)	$395,448	$347,216	$313,543	$221,744	$141,489	$101,329
Ratio of Expenses to Average Net Assets (D)	0.25	%(B)	0.26%	0.34%	0.37%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25	%(B)	0.26%	0.34%	0.37%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.64	%(B)	1.19%	3.11%	0.95%	1.32%	2.00%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Cap Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$25.40	$21.93	$19.37	$16.14	$13.63	$16.97
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.38	(A)	0.30	0.16	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	3.14	3.50	2.49	3.28	2.50	(1.51)
Total From Investment Operations	3.20	3.88	2.79	3.44	2.70	(1.32)
Less Distributions
Net Investment Income	(0.16)	(0.35)	(0.23)	(0.21)	(0.19)	(0.21)
Net Realized Gains	(0.54)	(0.06)	—	—	—	(1.81)
Total Distributions	(0.70)	(0.41)	(0.23)	(0.21)	(0.19)	(2.02)
Net Asset Value, End of Period	$27.90	$25.40	$21.93	$19.37	$16.14	$13.63
Total Return	12.93	%(C)	17.97%	14.49%	21.48%	20.10%	(8.77)%
Net Assets, End of Period (thousands)	$8,109,902	$6,410,086	$4,046,083	$2,630,361	$1,709,428	$1,176,711
Ratio of Expenses to Average Net Assets (D)	0.27	%(B)	0.28%	0.30%	0.32%	0.31%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.27	%(B)	0.28%	0.30%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.50	%(B)	1.64%	1.48%	0.89%	1.46%	1.25%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A

U.S. Targeted Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$18.69	$17.33	$17.09	$15.14	$12.41	$13.03
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.21	(A)	0.32	0.86	0.05	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.56	2.84	1.59	2.88	4.12	0.18
Total From Investment Operations	1.65	3.05	1.91	3.74	4.17	0.25
Less Distributions
Net Investment Income	(0.08)	(0.25)	(0.23)	(0.90)	(0.09)	(0.12)
Net Realized Gains	(1.48)	(1.44)	(1.44)	(0.89)	(1.35)	(0.75)
Total Distributions	(1.56)	(1.69)	(1.67)	(1.79)	(1.44)	(0.87)
Net Asset Value, End of Period	$18.78	$18.69	$17.33	$17.09	$15.14	$12.41
Total Return	9.62	%(C)	19.48%	12.17%	27.36%	38.43%	1.77%
Net Assets, End of Period (thousands)	$358,185	$215,338	$172,595	$159,325	$96,924	$66,954
Ratio of Expenses to Average Net Assets (D)	0.43	%(B)**	0.46%	0.47%	0.50%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.43	%(B)**	0.46%	0.47%	0.48%	0.48%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.05	%(B)	1.19%	1.91%	0.27%	0.41%	0.73%
Portfolio Turnover Rate	2	%(C)*	N/A	N/A	N/A	N/A	N/A

*  For the period March 30, 2007 through May 31, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$31.59		$28.74		$27.71		$23.26		$17.70		$21.11
Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.28	(A)	0.29		0.30		0.08		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98		5.06		2.66		5.73		7.21		0.19
Total From Investment Operations	3.00		5.34		2.95		6.03		7.29		0.27
Less Distributions
Net Investment Income	(0.08)		(0.23)		(0.26)		(0.38)		(0.07)		(0.12)
Net Realized Gains	(2.40)		(2.26)		(1.66)		(1.20)		(1.66)		(3.56)
Total Distributions	(2.48)		(2.49)		(1.92)		(1.58)		(1.73)		(3.68)
Net Asset Value, End of Period	$32.11		$31.59		$28.74		$27.71		$23.26		$17.70
Total Return	10.27	%(C)	20.29%		11.32%		27.46%		45.92%		0.71%
Net Assets, End of Period (thousands)	$10,093,429		$8,738,278		$6,924,234		$5,795,166		$4,209,747		$2,972,651
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.14	%(B)	0.94%		1.04%		0.04%		0.46%		0.42%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	1.28	0.19
Total From Investment Operations	1.26	1.45	0.22
Less Distributions
Net Investment Income	(0.05)	(0.17)	—
Net Realized Gains	(0.03)	—	—
Total Distributions	(0.08)	(0.17)	—
Net Asset Value, End of Period	$12.68	$11.50	$10.22
Total Return	10.99	%(C)	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,022,104	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.55	%(B)	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	6	%(C)	6%	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended May 31, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$11.65	$10.24	$10.00	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.17	(A)	0.03	0.08	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	1.40	0.21	1.18	1.73
Total From Investment Operations	1.30	1.57	0.24	1.26	1.86
Less Distributions
Net Investment Income	(0.05)	(0.16)	—	(0.07)	(0.07)
Net Realized Gains	(0.03)	—	—	(0.18)	—
Tax Return of Capital	—	—	—	—	—
Total Distributions	(0.08)	(0.16)	—	(0.25)	(0.07)
Net Asset Value, End of Period	$12.87	$11.65	$10.24	$12.80	$11.79
Total Return	11.17	%(C)	15.50%	2.40	%(C)	10.84	%(C)	18.65	%(C)
Net Assets, End of Period (thousands)	$2,445,199	$1,216,310	$182,078	$794,193	$403,312
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.26%	0.26	%(B)(E)	0.36	%(B)	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.26%	0.38	%(B)(E)	0.33	%(B)	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.58	%(B)	1.55%	1.92	%(B)(E)	1.25	%(B)	1.24	%(B)(E)
Portfolio Turnover Rate	2	%(C)	5%	0	%(C)	2	%(C)	24	%(C)

	U.S. Small Cap Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$22.46		$20.75		$19.13		$16.52		$11.97		$14.43
Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.17	(A)	0.15		0.05		0.06		0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.81		2.84		1.75		2.67		4.65		(1.16)
Total From Investment Operations	1.83		3.01		1.90		2.72		4.71		(1.09)
Less Distributions
Net Investment Income	(0.08)		(0.13)		(0.13)		(0.10)		(0.07)		(0.08)
Net Realized Gains	(1.16)		(1.17)		(0.15)		—		(0.09)		(1.29)
Tax Return of Capital	—		—		—		(0.01)		—		—
Total Distributions	(1.24)		(1.30)		(0.28)		(0.11)		(0.16)		(1.37)
Net Asset Value, End of Period	$23.05		$22.46		$20.75		$19.13		$16.52		$11.97
Total Return	8.61	%(C)	15.49%		10.04%		16.59%		39.89%		(8.73)%
Net Assets, End of Period (thousands)	$3,752,179		$3,297,199		$2,641,670		$2,137,970		$1,134,027		$646,872
Ratio of Expenses to Average Net Assets	0.38	%(B)(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.20	%(B)	0.82%		0.78%		0.22%		0.52%		0.47%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$16.83		$15.91		$15.06		$13.34		$9.07		$11.09
Income From Investment Operations
Net Investment Income (Loss)	0.01	(A)	0.10	(A)	0.07		0.19		0.03		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.26		2.04		1.43		1.93		4.40		(0.29)
Total From Investment Operations	1.27		2.14		1.50		2.12		4.43		(0.26)
Less Distributions
Net Investment Income	(0.05)		(0.08)		(0.06)		(0.22)		(0.02)		(0.05)
Net Realized Gains	(1.35)		(1.14)		(0.59)		(0.18)		(0.14)		(1.71)
Total Distributions	(1.40)		(1.22)		(0.65)		(0.40)		(0.16)		(1.76)
Net Asset Value, End of Period	$16.70		$16.83		$15.91		$15.06		$13.34		$9.07
Total Return	8.16	%(C)	14.52%		10.33%		16.34%		49.69%		(3.31)%
Net Assets, End of Period (thousands)	$5,382,829		$4,824,003		$3,949,511		$3,214,520		$2,622,847		$1,609,472
Ratio of Expenses to Average Net Assets	0.53	%(B)(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.15	%(B)	0.64%		0.48%		0.06%		0.25%		0.24%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$33.80	$25.75	$23.02	$18.80	$14.91	$15.02
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.64	(A)	0.82	0.62	0.64	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	8.84	3.33	4.47	4.08	0.18
Total From Investment Operations	0.37	9.48	4.15	5.09	4.72	0.72
Less Distributions
Net Investment Income	(0.36)	(1.02)	(0.86)	(0.71)	(0.75)	(0.75)
Net Realized Gains	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)	(0.08)
Total Distributions	(1.24)	(1.43)	(1.42)	(0.87)	(0.83)	(0.83)
Net Asset Value, End of Period	$32.93	$33.80	$25.75	$23.02	$18.80	$14.91
Total Return	1.19	%(C)	38.23%	18.81%	29.44%	33.48%	5.36%
Net Assets, End of Period (thousands)	$3,041,594	$2,837,026	$1,836,650	$1,308,898	$783,405	$413,264
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.33%	0.37%	0.39%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.10	%(B)	2.25%	3.11%	3.61%	4.19%	4.71%
Portfolio Turnover Rate	10	%(C)	10%	3%	6%	2%	2%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.60	$19.00	$17.31	$14.65	$12.10	$13.90
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.55	(A)	0.44	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	4.68	1.72	2.86	2.51	(1.79)
Total From Investment Operations	3.38	5.23	2.16	3.17	2.76	(1.57)
Less Distributions
Net Investment Income	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.08)	(0.63)	(0.47)	(0.51)	(0.21)	(0.23)
Net Asset Value, End of Period	$26.90	$23.60	$19.00	$17.31	$14.65	$12.10
Total Return	14.36	%(C)	28.00%	12.73%	22.09%	23.32%	(11.50)%
Net Assets, End of Period (thousands)	$2,021,153	$1,673,239	$1,125,455	$844,883	$504,123	$337,367
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.29%	0.37%	0.41%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	3.18	%(B)	2.56%	2.41%	2.07%	2.10%	1.74%
Portfolio Turnover Rate	1	%(C)	4%	4%	1%	1%	9%

International Core Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$12.82	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.28	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	2.71	0.03
Total From Investment Operations	2.06	2.99	0.07
Less Distributions
Net Investment Income	(0.04)	(0.24)	—
Net Realized Gains	(0.04)	—	—
Total Distributions	(0.08)	(0.24)	—
Net Asset Value, End of Period	$14.80	$12.82	$10.07
Total Return	16.08	%(C)	30.06%	0.70	%(C)
Net Assets, End of Period (thousands)	$1,572,511	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.48%	0.49	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.46%	0.90	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.38	%(B)	2.35%	1.89	%(B)(E)
Portfolio Turnover Rate	1	%(C)	2%	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$19.43	$16.19	$14.12	$11.00	$7.41	$7.67
Income From Investment Operations
Net Investment Income (Loss)	0.24	(A)	0.36	(A)	0.31	(A)	0.22	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	3.16	4.02	2.38	3.24	3.57	(0.25)
Total From Investment Operations	3.40	4.38	2.69	3.46	3.73	(0.11)
Less Distributions
Net Investment Income	(0.17)	(0.36)	(0.29)	(0.34)	(0.14)	(0.15)
Net Realized Gains	(0.67)	(0.78)	(0.33)	—	—	—
Total Distributions	(0.84)	(1.14)	(0.62)	(0.34)	(0.14)	(0.15)
Net Asset Value, End of Period	$21.99	$19.43	$16.19	$14.12	$11.00	$7.41
Total Return	18.16	%(C)	28.51%	19.74%	32.10%	51.28%	(1.39)%
Net Assets, End of Period (thousands)	$5,573,648	$4,546,071	$2,725,231	$1,658,184	$909,887	$464,578
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.56%	0.64%	0.69%	0.71%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	2.04%	2.05%	1.82%	1.97%	1.83%

Japanese Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$17.23	$17.97	$13.99	$10.80	$7.49	$8.42
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.22	(A)	0.16	(A)	0.22	0.05	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(0.73)	4.00	3.16	3.35	(0.90)
Total From Investment Operations	0.44	(0.51)	4.16	3.38	3.40	(0.84)
Less Distributions
Net Investment Income	(0.11)	(0.23)	(0.18)	(0.19)	(0.09)	(0.09)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.11)	(0.23)	(0.18)	(0.19)	(0.09)	(0.09)
Net Asset Value, End of Period	$17.56	$17.23	$17.97	$13.99	$10.80	$7.49
Total Return	2.56	%(C)	(2.94)%	30.13%	31.79%	46.01%	(9.96)%
Net Assets, End of Period (thousands)	$219,579	$168,957	$169,995	$65,879	$22,713	$51,819
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.61%	0.68%	0.73%	0.75%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.58%	0.68%	0.79%	0.85%	0.75%
Ratio of Net Investment Income to Average Net Assets	1.82	%(B)	1.19%	1.03%	1.01%	1.18%	0.76%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$20.26	$15.28	$14.54	$12.10	$7.92	$7.70
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.64	(A)	0.70	0.50	(0.13)	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	6.06	4.92	0.54	2.58	4.69	0.27
Total From Investment Operations	6.40	5.56	1.24	3.08	4.56	0.51
Less Distributions
Net Investment Income	(0.39)	(0.58)	(0.50)	(0.64)	(0.38)	(0.29)
Net Realized Gains	—	—	—	—	—	—
Total Distributions	(0.39)	(0.58)	(0.50)	(0.64)	(0.38)	(0.29)
Net Asset Value, End of Period	$26.27	$20.26	$15.28	$14.54	$12.10	$7.92
Total Return	32.21	%(C)	37.52%	8.81%	26.73%	60.57%	6.92%
Net Assets, End of Period (thousands)	$120,732	$71,537	$38,927	$26,735	$20,378	$54,185
Ratio of Expenses to Average Net Assets(D)	0.62	%(B)	0.64%	0.74%	0.80%	0.78%	0.79%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.60	%(B)	0.64%	0.86%	0.96%	0.88%	0.80%
Ratio of Net Investment Income to Average Net Assets	3.07	%(B)	3.68%	3.89%	3.29%	2.87%	3.23%

United Kingdom Small Company Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$32.97	$24.65	$23.47	$19.26	$14.24	$16.23
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.61	(A)	0.64	(A)	0.48	0.62	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	4.75	9.61	2.15	4.87	5.26	(1.23)
Total From Investment Operations	5.13	10.22	2.79	5.35	5.88	(0.73)
Less Distributions
Net Investment Income	(0.60)	(0.68)	(0.59)	(1.14)	(0.54)	(0.48)
Net Realized Gains	(1.35)	(1.22)	(1.02)	—	(0.32)	(0.78)
Total Distributions	(1.95)	(1.90)	(1.61)	(1.14)	(0.86)	(1.26)
Net Asset Value, End of Period	$36.15	$32.97	$24.65	$23.47	$19.26	$14.24
Total Return	16.30	%(C)	44.15%	12.35%	29.05%	44.01%	(5.13)%
Net Assets, End of Period (thousands)	$42,807	$31,808	$20,578	$15,816	$12,209	$28,985
Ratio of Expenses to Average Net Assets(D)	0.59	%(B)	0.60%	0.70%	0.74%	0.73%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62	%(B)	0.67%	0.89%	1.04%	0.96%	0.80%
Ratio of Net Investment Income to Average Net Assets	2.25	%(B)	2.20%	2.70%	2.21%	2.83%	2.55%

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio												DFA International Real Estate Securities Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002		For the Period March 1, 2007(a) to May 31, 2007
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$20.47		$15.78		$14.12		$12.60		$8.93		$9.96		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.31	(A)	0.21		0.17		0.49		0.23		0.08	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	4.58		6.28		2.28		3.64		3.83		0.02		0.70
Total From Investment Operations	4.89		6.59		2.49		3.81		4.32		0.25		0.78
Less Distributions
Net Investment Income	(0.08)		(0.34)		(0.30)		(0.50)		(0.22)		(0.27)		—
Net Realized Gains	(0.54)		(1.56)		(0.53)		(1.79)		(0.43)		(1.01)		—
Total Distributions	(0.62)		(1.90)		(0.83)		(2.29)		(0.65)		(1.28)		—
Net Asset Value, End of Period	$24.74		$20.47		$15.78		$14.12		$12.60		$8.93		$10.78
Total Return	24.48	%(C)	46.33%		18.42%		35.91%		52.10%		2.71%		7.80	%(C)
Net Assets, End of Period (thousands)	$166,726		$90,261		$52,061		$33,839		$24,376		$60,743		$122,801
Ratio of Expenses to Average Net Assets	0.61	%(B)(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)	0.78	%(D)	0.50	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.58	%(B)(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)	0.78	%(D)	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.70	%(B)	1.78%		1.77%		1.56%		2.07%		1.84%		3.75	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$21.71	$17.57	$15.16	$11.52	$7.42	$7.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.36	(A)	0.40	(A)	0.23	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57	4.95	2.77	3.85	4.09	0.06
Total From Investment Operations	3.83	5.31	3.17	4.08	4.25	0.21
Less Distributions
Net Investment Income	(0.25)	(0.38)	(0.36)	(0.35)	(0.15)	(0.18)
Net Realized Gains	(1.25)	(0.79)	(0.40)	(0.09)	—	—
Total Distributions	(1.50)	(1.17)	(0.76)	(0.44)	(0.15)	(0.18)
Net Asset Value, End of Period	$24.04	$21.71	$17.57	$15.16	$11.52	$7.42
Total Return	18.74	%(C)	31.73%	21.75%	36.34%	58.44%	2.95%
Net Assets, End of Period (thousands)	$8,501,694	$6,733,067	$4,128,428	$2,215,523	$1,095,697	$576,537
Ratio of Expenses to Average Net Assets	0.69	%(B)	0.70%	0.75%	0.78%	0.81%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.33	%(B)	1.85%	2.44%	1.63%	1.75%	1.87%
Portfolio Turnover Rate	7	%(C)	14%	13%	10%	10%	21%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$25.40		$19.89		$15.61		$11.87	$8.65	$8.62
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.48	(A)	0.58	(A)	0.27	0.16	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	5.54		5.61		4.13		3.80	3.18	0.05
Total From Investment Operations	5.84		6.09		4.71		4.07	3.34	0.15
Less Distributions
Net Investment Income	(0.13)		(0.58)		(0.43)		(0.33)	(0.12)	(0.12)
Net Realized Gains	(0.16)		—		—		—	—	—
Total Distributions	(0.29)		(0.58)		(0.43)		(0.33)	(0.12)	(0.12)
Net Asset Value, End of Period	$30.95		$25.40		$19.89		$15.61	$11.87	$8.65
Total Return	23.22	%(C)	31.31%		30.65%		34.95%	39.13%	1.71%
Net Assets, End of Period (thousands)	$2,960,022		$2,344,990		$1,805,186		$1,131,778	$594,076	$333,866
Ratio of Expenses to Average Net Assets (D)	0.60	%(B)	0.61%		0.69%		0.74%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	2.20	%(B)	2.13%		3.28%		2.20%	1.79%	1.20%

Emerging Markets Small Cap Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$17.96	$13.37	$11.44	$8.74	$5.89	$5.33
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.30	(A)	0.27	(A)	0.11	0.10	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	4.95	4.86	2.37	2.85	2.88	0.54
Total From Investment Operations	5.13	5.16	2.64	2.96	2.98	0.60
Less Distributions
Net Investment Income	(0.06)	(0.26)	(0.22)	(0.19)	(0.07)	(0.04)
Net Realized Gains	(1.13)	(0.31)	(0.49)	(0.07)	(0.06)	—
Total Distributions	(1.19)	(0.57)	(0.71)	(0.26)	(0.13)	(0.04)
Net Asset Value, End of Period	$21.90	$17.96	$13.37	$11.44	$8.74	$5.89
Total Return	30.38	%(C)	39.95%	24.27%	34.55%	51.84%	11.23%
Net Assets, End of Period (thousands)	$1,184,637	$838,948	$482,378	$190,028	$84,353	$26,516
Ratio of Expenses to Average Net Assets (D)	0.77	%(B)	0.81%	0.97%	1.04%	1.12%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.81	%(B)	1.92%	2.21%	1.41%	1.81%	1.31%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Emerging Markets Core Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)
Net Asset Value, Beginning of Period	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59	3.54	1.51
Total From Investment Operations	3.75	3.81	1.61
Less Distributions
Net Investment Income	(0.08)	(0.22)	(0.07)
Net Realized Gains	(0.06)	—	—
Total Distributions	(0.14)	(0.22)	(0.07)
Net Asset Value, End of Period	$18.74	$15.13	$11.54
Total Return	24.94	%(C)	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,318,822	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.66	%(B)	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.66	%(B)	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.98	%(B)	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	1	%(C)	6%	2	%(C)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.14		$10.20		$10.30		$10.39		$10.31
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.40	(A)	0.28		0.25		0.16		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.06		(0.05)		(0.10)		0.03		0.08
Total From Investment Operations	0.27		0.46		0.23		0.15		0.19		0.35
Less Distributions
Net Investment Income	(0.25)		(0.40)		(0.29)		(0.25)		(0.16)		(0.27)
Net Realized Gains	—		—		—		—		(0.12)		—
Total Distributions	(0.25)		(0.40)		(0.29)		(0.25)		(0.28)		(0.27)
Net Asset Value, End of Period	$10.22		$10.20		$10.14		$10.20		$10.30		$10.39
Total Return	2.67	%(C)	4.58%		2.24%		1.08%		1.85%		3.43%
Net Assets, End of Period (thousands)	$3,102,185		$2,418,551		$1,953,884		$1,738,574		$1,454,736		$992,307
Ratio of Expenses to Average Net Assets	0.18	%(B)(D)	0.18	%(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.18	%(B)(D)	0.18	%(D)	0.19	%(D)	0.20	%(D)	0.20	%(D)	0.20	%(D)
Ratio of Net Investment Income to Average Net Assets	4.79	%(B)	3.89%		2.78%		1.40%		1.45%		2.56%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$9.88		$9.92		$10.08		$10.19		$9.95
Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.07	(A)	0.31		0.25		0.22		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		0.36		(0.14)		(0.14)		0.01		0.20
Total From Investment Operations	0.24		0.43		0.17		0.11		0.23		0.45
Less Distributions
Net Investment Income	(0.07)		(0.14)		(0.21)		(0.27)		(0.34)		(0.21)
Net Realized Gains	—		—		—		—		—		—
Total Distributions	(0.07)		(0.14)		(0.21)		(0.27)		(0.34)		(0.21)
Net Asset Value, End of Period	$10.34		$10.17		$9.88		$9.92		$10.08		$10.19
Total Return	2.41	%(C)	4.41%		1.77%		1.08%		2.26%		4.54%
Net Assets, End of Period (thousands)	$2,773,727		$2,423,622		$1,992,869		$1,674,972		$1,195,072		$799,214
Ratio of Expenses to Average Net Assets	0.18	%(B)(D)	0.19	%(D)	0.21	%(D)	0.23	%(D)	0.25	%(D)	0.25	%(D)
Ratio of Net Investment Income to Average Net Assets	0.67	%(B)	0.72%		3.25%		1.35%		1.68%		2.58%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A

DFA Five-Year Government Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.43	$10.41	$10.64	$11.11	$11.05	$10.56
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.46	(A)	0.35	0.33	0.34	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	—	(0.02)	(0.24)	(0.01)	0.10	0.51
Total From Investment Operations	0.26	0.44	0.11	0.32	0.44	0.92
Less Distributions
Net Investment Income	(0.24)	(0.42)	(0.34)	(0.41)	(0.38)	(0.43)
Net Realized Gains	—	—	—	(0.38)	—	—
Total Distributions	(0.24)	(0.42)	(0.34)	(0.79)	(0.38)	(0.43)
Net Asset Value, End of Period	$10.45	$10.43	$10.41	$10.64	$11.11	$11.05
Total Return	2.56	%(C)	4.36%	1.02%	3.02%	4.02%	9.06%
Net Assets, End of Period (thousands)	$1,070,470	$932,121	$748,847	$542,634	$402,992	$315,290
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.25%	0.27%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	4.93	%(B)	4.45%	3.47%	3.21%	3.20%	4.09%
Portfolio Turnover Rate	0	%(C)	86%	36%	45%	149%	19%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.53	$10.48	$10.50	$10.92	$10.93	$10.50
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.28	(A)	0.34	(A)	0.26	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	0.12	(0.11)	0.06	0.15	0.44
Total From Investment Operations	0.23	0.40	0.23	0.32	0.48	0.77
Less Distributions
Net Investment Income	(0.03)	(0.33)	(0.25)	(0.32)	(0.39)	(0.33)
Net Realized Gains	—	—	—	(0.42)	(0.10)	(0.01)
Tax Return of Capital	—	(0.02)	—	—	—	—
Total Distributions	(0.03)	(0.35)	(0.25)	(0.74)	(0.49)	(0.34)
Net Asset Value, End of Period	$10.73	$10.53	$10.48	$10.50	$10.92	$10.93
Total Return	2.16	%(C)	3.89%	2.15%	3.04%	4.45%	7.55%
Net Assets, End of Period (thousands)	$2,888,095	$2,387,784	$1,699,793	$1,205,578	$969,439	$761,717
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.29%	0.33%	0.34%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.90	%(B)	2.72%	3.22%	3.12%	3.23%	4.09%
Portfolio Turnover Rate	17	%(C)	92%	69%	90%	103%	79%

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$11.48	$11.45	$11.79	$12.14	$12.39	$11.90
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.53	(A)	0.52	0.55	0.62	0.65
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.27)	0.05	(0.29)	(0.05)	(0.02)	0.48
Total From Investment Operations	0.01	0.58	0.23	0.50	0.60	1.13
Less Distributions
Net Investment Income	(0.25)	(0.49)	(0.53)	(0.56)	(0.65)	(0.64)
Net Realized Gains	—	(0.06)	(0.04)	(0.29)	(0.20)	—
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.25)	(0.55)	(0.57)	(0.85)	(0.85)	(0.64)
Net Asset Value, End of Period	$11.24	$11.48	$11.45	$11.79	$12.14	$12.39
Total Return	0.13	%(C)	5.31%	1.87%	4.21%	4.86%	9.95%
Net Assets, End of Period (thousands)	$1,088,677	$871,392	$463,538	$373,108	$316,234	$300,059
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.15%	0.17%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets	4.73	%(B)	4.72%	4.61%	4.72%	4.91%	5.37%
Portfolio Turnover Rate	0	%(C)	3%	16%	6%	23%	14%

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio
	Six Months Ended May 31, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.28	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.34)		0.17
Total From Investment Operations	(0.06)		0.19
Less Distributions
Net Investment Income	(0.02)		—
Total Distributions	(0.02)		—
Net Asset Value, End of Period	$10.11		$10.19
Total Return	(0.57	)%(C)	1.90	%(C)
Net Assets, End of Period (thousands)	$65,191		$34,299
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	5.49	%(B)	0.94	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0	%(C)

DFA Short-Term Municipal Bond Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	For the Period Aug. 20, 2002 to Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.28	(A)	0.22	0.17	0.16	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.02	(0.11)	(0.04)	0.15	(0.04)
Total From Investment Operations	0.15	0.30	0.11	0.13	0.31	—
Less Distributions
Net Investment Income	(0.15)	(0.27)	(0.21)	(0.17)	(0.15)	(0.03)
Total Distributions	(0.15)	(0.27)	(0.21)	(0.17)	(0.15)	(0.03)
Net Asset Value, End of Period	$10.02	$10.02	$9.99	$10.09	$10.13	$9.97
Total Return	1.51	%(C)	3.01%	1.11%	1.27%	3.17%	(0.03	)%(C)
Net Assets, End of Period (thousands)	$846,294	$697,942	$511,543	$381,709	$213,389	$78,819
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.26%	0.30%	0.30%	0.30%	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.24%	0.29%	0.33%	0.34%	0.75	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.03	%(B)	2.77%	2.22%	1.73%	1.60%	1.71	%(B)(E)
Portfolio Turnover Rate	0	%(C)	0%	2%	6%	0%	0	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio
	For the Period April 2, 2007(a) to May 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)
Total From Investment Operations	0.04
Less Distributions
Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$10.02
Total Return	0.38	%(C)
Net Assets, End of Period (thousands)	$32,041
Ratio of Expenses to Average Net Assets	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.21	%(B)(E)
Portfolio Turnover Rate	4	%(C)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-five operational portfolios, of which thirty-one (the "Portfolios") are included in this report and the remaining fourteen are presented in separate reports.

Of the Portfolios, fifteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 05/31/07
U.S. Large Company Portfolio	The U.S. Large Company Series	61%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	74%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	93%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	92%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	82%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	96%

Japanese Small Company Portfolio	The Japanese Small Company Series	14%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%

Continental Small Company Portfolio	The Continental Small Company Series	7%

Emerging Markets Portfolio	The Emerging Markets Series	97%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	95%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	100%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series	94%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its prorata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the

United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from Investment in Affiliated Investment Companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended May 31, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio**	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended May 31, 2007, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio**	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

**  Effective March 30, 2007, the U.S. Targeted Value Portfolio no longer invests substantially all of its assets in The U.S. Targeted Value Series. Instead, the U.S. Targeted Value Portfolio's assets are managed directly in accordance with the Portfolio's investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolio, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the U.S. Targeted Value Portfolio is identical to the advisory fee that was charged to The U.S. Targeted Value Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended May 31, 2007, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	—	$4,645
Enhanced U.S. Large Company Portfolio (2)	0.45%	—	—
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (3)	0.23%	$28	—
U.S. Core Equity 2 Portfolio (3)	0.26%	48	—
U.S. Vector Equity Portfolio (3)	0.36%	69	—
International Core Equity Portfolio (3)	0.49%	—	—
International Small Company Portfolio (4)	0.45%	—	—

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Japanese Small Company Portfolio (4)	0.47%	$5	—
Asia Pacific Small Company Portfolio (4)	0.47%	11	$72
United Kingdom Small Company Portfolio (4)	0.47%	—	79
Continental Small Company Portfolio (4)	0.47%	20	47
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Portfolio (1)	1.00%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	43
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	4

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement for the Emerging Markets Portfolio.

(2) The Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio

Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $76 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$62

Enhanced U.S. Large Company Portfolio	7

U.S. Large Cap Value Portfolio	144

U.S. Targeted Value Portfolio	5

U.S. Small Cap Value Portfolio	188

U.S. Core Equity 1 Portfolio	17

U.S. Core Equity 2 Portfolio	35

U.S. Vector Equity Portfolio	12

U.S. Small Cap Portfolio	71

U.S. Micro Cap Portfolio	102

DFA Real Estate Securities Portfolio	60

Large Cap International Portfolio	37

International Core Equity Portfolio	24

International Small Company Portfolio	102

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	2

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	1

DFA International Small Cap Value Portfolio	153

Emerging Markets Portfolio	52

Emerging Markets Small Cap Portfolio	20

Emerging Markets Core Equity Portfolio	21

DFA One-Year Fixed Income Portfolio	57

DFA Two-Year Global Fixed Income Portfolio	52

DFA Five-Year Government Portfolio	20

DFA Five-Year Global Fixed Income Portfolio	53

DFA Intermediate Government Fixed Income Portfolio	20

DFA Inflation-Protected Securities Portfolio	1

DFA Short-Term Municipal Bond Portfolio	15

DFA California Short-Term Municipal Bond Portfolio	—

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio*	—	—	$60,642	$5,078
U.S. Core Equity 1 Portfolio	—	—	329,316	49,818
U.S. Core Equity 2 Portfolio	—	—	1,071,936	41,367
U.S. Vector Equity Portfolio	—	—	331,785	11,349
DFA Real Estate Securities Portfolio	—	—	510,919	302,976
Large Cap International Portfolio	—	—	141,145	19,230
International Core Equity Portfolio	—	—	567,650	17,568
DFA International Real Estate Securities Portfolio	—	—	118,931	100
DFA International Small Cap Value Portfolio	—	—	1,050,908	504,357
Emerging Markets Core Equity Portfolio	—	—	265,284	7,543
DFA Five-Year Government Portfolio	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	$113,583	593,019	231,354
DFA Intermediate Government Fixed Income Portfolio	$238,421	—	—	—
DFA Inflation-Protected Securities Portfolio	30,456	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	1,005	1,005
DFA California Short-Term Municipal Bond Portfolio	—	—	19,563	710

*  For the period March 30, 2007 through May 31, 2007, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$6,836	$(2,814)	$(4,022)
U.S. Targeted Value Portfolio	739	(248)	(491)
U.S. Small Cap Value Portfolio	35,889	(5,259)	(30,630)
U.S. Core Equity 1 Portfolio	(22)	22	—
U.S. Core Equity 2 Portfolio	(18)	18	—
U.S. Vector Equity Portfolio	(42)	42	—
U.S. Small Cap Portfolio	8,588	(2,357)	(6,231)

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Micro Cap Portfolio	$18,020	$(4,140)	$(13,880)
DFA Real Estate Securities Portfolio	—	28,169	(28,169)
Large Cap International Portfolio	47	3,879	(3,926)
International Core Equity Portfolio	(18)	18	—
International Small Company Portfolio	9,202	(2,177)	(7,025)
Japanese Small Company Portfolio	(7,918)	183	7,735
United Kingdom Small Company Portfolio	75	(30)	(45)
Continental Small Company Portfolio	172	(68)	(104)
DFA International Small Cap Value Portfolio	22,834	(2,746)	(20,088)
Emerging Markets Portfolio	2,569	(714)	(1,855)
Emerging Markets Small Cap Portfolio	4,839	(916)	(3,923)
Emerging Markets Core Equity Portfolio	677	(509)	(168)
DFA Five-Year Global Fixed Income Portfolio	—	(12,224)	12,224
DFA Intermediate Government Fixed Income Portfolio	—	(41)	41
DFA Inflation-Protected Securities Portfolio	(8)	8	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2005	$31,675	—	$31,675
2006	41,748	—	41,748
Enhanced U.S. Large Company Portfolio
2005	4,954	—	4,954
2006	5,651	—	5,651
U.S. Large Cap Value Portfolio
2005	34,948	—	34,948
2006	83,776	$5,642	89,418
U.S. Targeted Value Portfolio
2005	9,894	5,689	15,583
2006	7,089	10,659	17,748
U.S. Small Cap Value Portfolio
2005	121,647	284,777	406,424
2006	99,305	537,712	637,017
U.S. Core Equity 1 Portfolio
2005	—	—	—
2006	5,968	—	5,968
U.S. Core Equity 2 Portfolio
2005	—	—	—
2006	9,408	—	9,408

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
U.S. Small Cap Portfolio
2005	32,449	—	32,449
2006	49,510	$117,599	167,109
U.S. Micro Cap Portfolio
2005	63,821	76,559	140,380
2006	97,962	222,188	320,150
DFA Real Estate Securities Portfolio
2005	54,162	29,137	83,299
2006	59,687	48,370	108,057
Large Cap International Portfolio
2005	25,310	—	25,310
2006	40,702	—	40,702
International Core Equity Portfolio
2005	—	—	—
2006	9,763	—	9,763
International Small Company Portfolio
2005	43,366	37,025	80,391
2006	90,178	123,568	213,746
Japanese Small Company Portfolio
2005	1,062	—	1,062
2006	2,258	—	2,258
Asia Pacific Small Company Portfolio
2005	996	—	996
2006	1,662	—	1,662
United Kingdom Small Company Portfolio
2005	568	538	1,106
2006	799	888	1,687
Continental Small Company Portfolio
2005	841	1,241	2,082
2006	1,559	5,185	6,744
DFA International Small Cap Value Portfolio
2005	71,235	58,589	129,824
2006	132,360	176,381	308,741
Emerging Markets Portfolio
2005	34,905	—	34,905
2006	55,765	587	56,352
Emerging Markets Small Cap Portfolio
2005	7,916	6,395	14,311
2006	15,659	11,803	27,462

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2005	$702	—	—	$702
2006	9,153	$83	—	9,236
DFA One-Year Fixed Income Portfolio
2005	56,058	—	—	56,058
2006	88,029	—	—	88,029
DFA Two-Year Global Fixed Income Portfolio
2005	39,243	—	—	39,243
2006	28,485	—	—	28,485
DFA Five-Year Government Portfolio
2005	20,081	—	—	20,081
2006	34,242	—	—	34,242
DFA Five-Year Global Fixed Income Portfolio
2005	33,648	—	—	33,648
2006	54,715	—	$4,812	59,527
DFA Intermediate Government Fixed Income Portfolio
2005	18,785	1,145	—	19,930
2006	25,823	2,647	—	28,470
DFA Short-Term Municipal Bond Portfolio
2005	9,493	—	—	9,493
2006	16,050	—	—	16,050

The DFA Inflation-Protected Securities Portfolio commenced operations on September 18, 2006 and did not pay any distributions for the year ended November 30, 2006.

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$2,839	$3,997	$6,836
U.S. Targeted Value Portfolio	260	479	739
U.S. Small Cap Value Portfolio	5,519	30,370	35,889
U.S. Small Cap Portfolio	2,499	6,089	8,588
U.S. Micro Cap Portfolio	4,338	13,682	18,020
Large Cap International Portfolio	48	—	48
International Small Company Portfolio	4,447	4,755	9,202
United Kingdom Small Company Portfolio	38	37	75
Continental Small Company Portfolio	92	80	172
DFA International Small Cap Value Portfolio	7,239	15,595	22,834
Emerging Markets Portfolio	1,981	587	2,568
Emerging Markets Small Cap Portfolio	1,393	3,446	4,839
Emerging Markets Core Equity Portfolio	603	83	686

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$12,779	—	$(42,931)	$(30,152)
Enhanced U.S. Large Company Portfolio	1,643	$1,989	—	3,632
U.S. Large Cap Value Portfolio	22,680	126,623	—	149,303
U.S. Targeted Value Portfolio	763	11,654	—	12,417
U.S. Small Cap Value Portfolio	13,626	588,118	—	601,744
U.S. Core Equity 1 Portfolio	939	1,000	—	1,939
U.S. Core Equity 2 Portfolio	2,130	1,451	—	3,581
U.S. Vector Equity Portfolio	7,597	—	—	7,597
U.S. Small Cap Portfolio	6,647	133,603	—	140,250
U.S. Micro Cap Portfolio	9,218	320,695	—	329,913
DFA Real Estate Securities Portfolio	—	67,184	—	67,184
Large Cap International Portfolio	2,710	—	(6,873)	(4,163)
International Core Equity Portfolio	3,312	143	—	3,455
International Small Company Portfolio	59,885	129,162	—	189,047
Japanese Small Company Portfolio	798	—	(40,638)	(39,840)
Asia Pacific Small Company Portfolio	962	—	(13,729)	(12,767)
United Kingdom Small Company Portfolio	677	1,092	—	1,769
Continental Small Company Portfolio	761	1,840	—	2,601
DFA International Small Cap Value Portfolio	91,466	365,084	—	456,550
Emerging Markets Portfolio	4,713	14,299	—	19,012
Emerging Markets Small Cap Portfolio	6,572	46,692	—	53,264
Emerging Markets Core Equity Portfolio	1,998	1,585	—	3,583
DFA One-Year Fixed Income Portfolio	450	—	(5,780)	(5,330)
DFA Two-Year Global Fixed Income Portfolio	7,570	—	(216)	7,354
DFA Five-Year Government Portfolio	10,945	—	(22,270)	(11,325)
DFA Five-Year Global Fixed Income Portfolio	—	—	(33,308)	(33,308)
DFA Intermediate Government Fixed Income Portfolio	9,522	247	—	9,769
DFA Inflation-Protected Securities Portfolio	57	—	—	57
DFA Short-Term Municipal Bond Portfolio	1,911	—	(17)	1,894

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2007	2008	2009	2010	2011	2012	2013	2014	Total
U.S. Large Company Portfolio	—	—	—	—	$28,579	—	$5,485	$8,867	$42,931
Large Cap International Portfolio	—	—	—	$6,089	533	—	251	—	6,873
Japanese Small Company Portfolio	$2,827	$632	$3,508	4,453	19,912	$3,800	3,055	2,451	40,638
Asia Pacific Small Company Portfolio	566	—	906	3,164	6,171	1,151	907	864	13,729
DFA One-Year Fixed Income Portfolio	—	—	—	—	—	1,120	4,660	—	5,780
DFA Two-Year Global Fixed Income Portfolio	—	—	216	—	—	—	—	—	216
DFA Five-Year Government Portfolio	—	—	—	—	—	884	6,795	14,591	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	—	5,041	12,384	15,883	33,308
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	—	17	—	—	17

During the year ended November 30, 2006, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$2,577
Large Cap International Portfolio	12,449
International Core Equity Portfolio	21
Emerging Markets Portfolio	11,761
DFA One-Year Fixed Income Portfolio	85
DFA Two-Year Global Fixed Income Portfolio	10

For the year ended November 30, 2006, the Japanese Small Company Portfolio had capital loss carryforward expirations of $7,918 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following Portfolios had unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,788	$4,140
International Core Equity Portfolio	367	—
International Small Company Portfolio	20,170	6,396
Japanese Small Company Portfolio	316	374
Asia Pacific Small Company Portfolio	838	340
United Kingdom Small Company Portfolio	450	17
Continental Small Company Portfolio	243	610
DFA International Small Cap Value Portfolio	54,226	12,796
Emerging Markets Portfolio	1,614	1,577
Emerging Markets Small Cap Portfolio	164	192

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,429,369	$992,878	$(74,162)	$918,716
Enhanced U.S. Large Company Portfolio	351,903	78,399	(34,815)	43,584
U.S. Large Cap Value Portfolio	6,005,223	2,218,994	(113,109)	2,105,885
U.S. Targeted Value Portfolio	342,089	67,065	(21,773)	45,292
U.S. Small Cap Value Portfolio	7,335,356	2,956,816	(195,923)	2,760,893
U.S. Core Equity 1 Portfolio	1,009,716	150,320	(14,745)	135,575
U.S. Core Equity 2 Portfolio	2,579,029	311,405	(31,883)	279,522
U.S. Vector Equity Portfolio	789,328	109,758	(15,407)	94,351
U.S. Small Cap Portfolio	2,959,951	876,451	(83,135)	793,316
U.S. Micro Cap Portfolio	4,058,462	1,608,009	(281,725)	1,326,284
DFA Real Estate Securities Portfolio	2,465,740	1,056,422	(3,891)	1,052,531
Large Cap International Portfolio	1,763,102	741,124	(33,031)	708,093
International Core Equity Portfolio	1,655,932	273,225	(21,605)	251,620
International Small Company Portfolio	3,679,557	2,008,415	(113,957)	1,894,458
Japanese Small Company Portfolio	308,579	58,135	(147,047)	(88,912)
Asia Pacific Small Company Portfolio	102,303	76,667	(58,200)	18,467
United Kingdom Small Company Portfolio	24,205	68,836	(50,223)	18,613
Continental Small Company Portfolio	110,703	114,440	(58,361)	56,079
DFA International Real Estate Securities Portfolio	126,825	3,653	(1,370)	2,283
DFA International Small Cap Value Portfolio	7,687,361	3,009,163	(235,976)	2,773,187
Emerging Markets Portfolio	1,346,447	1,639,160	(24,560)	1,614,600
Emerging Markets Small Cap Portfolio	715,879	481,993	(12,815)	469,178
Emerging Markets Core Equity Portfolio	1,014,747	405,286	(13,363)	391,923
DFA One-Year Fixed Income Portfolio	3,097,172	21,734	(16,400)	5,334
DFA Two-Year Global Fixed Income Portfolio	2,684,316	101,084	(11,381)	89,703
DFA Five-Year Government Portfolio	1,068,910	1	(65)	(64)
DFA Five-Year Global Fixed Income Portfolio	2,832,158	32,559	(26,878)	5,681
DFA Intermediate Government Fixed Income Portfolio	1,083,153	5,072	(15,186)	(10,114)
DFA Inflation-Protected Securities Portfolio	65,295	—	(974)	(974)
DFA Short-Term Municipal Bond Portfolio	842,665	145	(4,022)	(3,877)
DFA California Short-Term Municipal Bond Portfolio	31,552	—	(21)	(21)

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Forward Currency Contracts: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2007, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/08/07	80,061	Australian Dollar	$65,893	$66,281	$(388)
06/08/07	484,106	Denmark Krone	88,471	87,472	999
06/08/07	189,133	Euro	256,803	254,564	2,239
06/08/07	32,243,553	Japanese Yen	270,284	265,227	5,057
06/08/07	1,381,839	Swedish Krona	205,002	199,794	5,208
06/08/07	234,191	Swiss Franc	193,226	191,338	1,888
06/08/07	30,479	Pound Sterling	60,659	60,348	311
06/18/07	174,635	Euro	236,406	235,137	1,269
06/18/07	31,989,588	Japanese Yen	267,192	263,460	3,732
06/22/07	201,026	Euro	272,009	270,711	1,298
06/22/07	31,542,445	Japanese Yen	261,411	259,948	1,463
			$2,177,356	$2,154,280	$23,076

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
DFA Real Estate Securities Portfolio	6.31%	$4,566	2	$2	$6,888

At May 31, 2007, the DFA Real Estate Securities Portfolio had a loan outstanding in the amount of $2,244 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings under this line of credit by the Portfolios were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	5.96%	$211	2	—	$395
DFA International Small Cap Value Portfolio	5.96%	667	4	—	667
International Small Company Portfolio	6.00%	4,831	5	$4	5,243

There were no outstanding borrowings by the Portfolios under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Other:

At May 31, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio	2	68%
Enhanced U.S. Large Company Portfolio	3	70%
U.S. Large Cap Value Portfolio	3	69%
U.S. Targeted Value Portfolio	3	38%
U.S. Small Cap Value Portfolio	1	36%
U.S. Core Equity 1 Portfolio	2	63%
U.S. Core Equity 2 Portfolio	4	75%
U.S. Vector Equity Portfolio	4	87%
U.S. Small Cap Portfolio	1	22%
U.S. Micro Cap Portfolio	1	42%
DFA Real Estate Securities Portfolio	2	68%
Large Cap International Portfolio	2	67%
International Core Equity Portfolio	4	73%
International Small Company Portfolio	2	51%
Japanese Small Company Portfolio	3	45%
Asia Pacific Small Company Portfolio	3	80%
United Kingdom Small Company Portfolio	2	75%
Continental Small Company Portfolio	3	70%
DFA International Real Estate Securities Portfolio	2	79%
DFA International Small Cap Value Portfolio	1	38%
Emerging Markets Portfolio	1	39%
Emerging Markets Small Cap Portfolio	2	52%
Emerging Markets Core Equity Portfolio	3	77%
DFA One-Year Fixed Income Portfolio	3	72%
DFA Two-Year Global Fixed Income Portfolio	2	81%
DFA Five-Year Government Portfolio	3	76%
DFA Five-Year Global Fixed Income Portfolio	3	69%
DFA Intermediate Government Fixed Income Portfolio	2	82%
DFA Inflation-Protected Securities Portfolio	2	84%
DFA Short-Term Municipal Bond Portfolio	3	84%
DFA California Short-Term Municipal Bond Portfolio	3	92%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLE

	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,185.20	0.44%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.74	0.44%	$2.22

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  May 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:

Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (233,626,035 Shares) at Value†	$5,934,101
Receivable for Fund Shares Sold	9,721
Prepaid Expenses and Other Assets	75
Total Assets	5,943,897
LIABILITIES:
Payables:
Investment Securities Purchased	6,965
Fund Shares Redeemed	2,756
Due to Advisor	969
Accrued Expenses and Other Liabilities	243
Total Liabilities	10,933
NET ASSETS	$5,932,964
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	224,981,649
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.37
Investment at Cost	$3,779,288
NET ASSETS CONSIST OF:
Paid-In Capital	$3,707,390
Accumulated Net Investment Income (Loss)	(2,794)
Accumulated Net Realized Gain (Loss)	73,555
Net Unrealized Appreciation (Depreciation)	2,154,813
NET ASSETS	$5,932,964
(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$15,414
Expenses
Administrative Services Fees	5,110
Accounting & Transfer Agent Fees	39
Legal Fees	28
Audit Fees	2
Filing Fees	82
Shareholders' Reports	43
Directors'/Trustees' Fees & Expenses	23
Other	10
Total Expenses	5,337
Net Investment Income (Loss)	10,077
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	120,166
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(585)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	744,021
Net Realized and Unrealized Gain (Loss)	863,602
Net Increase (Decrease) in Net Assets Resulting from Operations	$873,679

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,077	$112,132
Capital Gain Distributions Received from Affiliated Investment Company	120,166	73,938
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(585)	(4,741)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	744,021	835,662
Net Increase (Decrease) in Net Assets Resulting from Operations	873,679	1,016,991
Distributions From:
Net Investment Income	(18,900)	(110,180)
Net Short-Term Gains	(9,341)	(6,639)
Net Long-Term Gains	(65,358)	(43,737)
Total Distributions	(93,599)	(160,556)
Capital Share Transactions (1):
Shares Issued	1,065,389	1,498,950
Shares Issued in Lieu of Cash Distributions	83,796	141,308
Shares Redeemed	(452,360)	(559,091)
Net Increase (Decrease) from Capital Share Transactions	696,825	1,081,167
Total Increase (Decrease) in Net Assets	1,476,905	1,937,602
Net Assets
Beginning of Period	4,456,059	2,518,457
End of Period	$5,932,964	$4,456,059

(1) Shares Issued and Redeemed:
Shares Issued	43,912	73,946
Shares Issued in Lieu of Cash Distributions	3,661	7,484
Shares Redeemed	(18,765)	(27,813)
	28,808	53,617
Accumulated Net Investment Income (Loss) at End of Period	$(2,794)	$6,029

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.71	$17.67	$15.73	$12.20	$9.19	$10.30
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.66	(A)	0.48	0.26	0.22	0.23
Net Gains (Losses) (Realized and Unrealized)	4.09	5.37	1.89	3.58	3.02	(0.78)
Total from Investment Operations	4.14	6.03	2.37	3.84	3.24	(0.55)
Less Distributions
Net Investment Income	(0.10)	(0.65)	(0.42)	(0.31)	(0.23)	(0.21)
Net Realized Gains	(0.38)	(0.34)	(0.01)	—	—	(0.35)
Total Distributions	(0.48)	(0.99)	(0.43)	(0.31)	(0.23)	(0.56)
Net Asset Value, End of Period	$26.37	$22.71	$17.67	$15.73	$12.20	$9.19
Total Return	18.52	%(C)	35.39%	15.40%	31.86%	35.92%	(5.72)%
Net Assets, End of Period (thousands)	$5,932,964	$4,456,059	$2,518,457	$1,431,989	$748,319	$464,313
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.44%	0.48%	0.51%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.40	%(B)	3.25%	2.86%	1.87%	2.26%	2.35%

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.
  DFA INTERNATIONAL VALUE PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2007, the Portfolio owned 62% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At May 31, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $103 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from Investment in Affiliated Investment Company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after

November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$5,255	$(3,349)	$(1,906)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2005	$49,628	—	$49,628
2006	120,187	$45,625	165,812

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$3,367	$1,888	$5,255

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$6,725	$65,023	$71,748

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,816,873	$2,154,813	$(37,585)	$2,117,228

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the six months ended May 31, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Other:

At May 31, 2007, one shareholder held approximately 35% of the outstanding shares of the Portfolio. The shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,102.80	0.04%	$0.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.04%	$0.20
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$1,101.00	0.08%	$0.42
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.08%	$0.40

The U.S. Large Cap Value Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,130.30	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.11%	$0.56
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$1,104.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$1,087.40	0.05%	$0.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.68	0.05%	$0.25
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$1,083.50	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,186.20	0.23%	$1.25
Hypothtical 5% Annual Return	$1,000.00	$1,023.78	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,027.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,325.20	0.15%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,165.60	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,247.40	0.14%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.14%	$0.71
The Canadian Small Company Series**
Actual Fund Return	$1,000.00	$1,142.00	0.57%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.09	0.57%	$0.95
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,234.50	0.19%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.19%	$0.96
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,307.40	0.31%	$1.78
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.31%	$1.56

The DFA One-Year Fixed Income Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,027.10	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,023.80	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days since inception (60), then divided by the number of days in the year to reflect the six-month period. The Portfolio commenced operations on April 2, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	10.3%	9.4%	10.4%	20.2%	11.8%	11.1%	15.1%	3.1%	1.2%	3.8%	3.6%	0.0%	100.0%
The U.S. Large Cap Value Series	23.6%	4.9%	10.1%	31.2%	1.6%	12.8%	4.9%	3.9%	0.0%	7.0%	0.0%	0.0%	100.0%
The U.S. Small Cap Value Series	22.1%	3.6%	6.8%	19.9%	4.8%	17.3%	16.0%	7.3%	0.3%	1.2%	0.7%	0.0%	100.0%
The U.S. Small Cap Series	17.9%	3.9%	6.0%	13.7%	14.5%	15.9%	19.3%	4.8%	0.1%	1.3%	2.5%	0.1%	100.0%
The U.S. Micro Cap Series	16.6%	3.6%	4.3%	14.0%	16.6%	16.4%	21.7%	3.9%	0.0%	1.2%	1.6%	0.1%	100.0%
The DFA International Value Series	15.6%	3.8%	3.9%	43.9%	0.6%	8.0%	2.0%	11.4%	0.1%	6.7%	3.7%	0.3%	100.0%
The Japanese Small Company Series	21.4%	9.5%	1.4%	9.3%	3.7%	30.0%	12.5%	11.6%	0.0%	0.0%	0.6%	0.0%	100.0%
The Asia Pacific Small Company Series	20.4%	5.1%	6.1%	13.7%	5.2%	20.9%	7.0%	17.1%	0.4%	1.2%	2.7%	0.2%	100.0%
The United Kingdom Small Company Series	18.7%	4.4%	6.5%	14.6%	3.0%	33.8%	11.5%	3.6%	2.9%	0.8%	0.1%	0.1%	100.0%
The Continental Small Company Series	17.5%	6.4%	2.7%	15.6%	7.4%	28.2%	10.4%	8.5%	0.4%	0.6%	2.1%	0.2%	100.0%
The Canadian Small Company Series	10.5%	3.2%	24.7%	7.2%	5.6%	10.1%	7.5%	30.1%	0.0%	0.1%	1.0%	0.0%	100.0%
The Emerging Markets Series	5.8%	9.0%	5.4%	22.0%	3.4%	8.5%	10.3%	16.6%	0.0%	15.2%	3.6%	0.2%	100.0%
The Emerging Small Cap Series	17.8%	10.3%	2.1%	12.1%	3.8%	19.6%	9.2%	19.8%	0.0%	1.4%	2.2%	1.7%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The Enhanced U.S. Large Company Series	31.7%	5.0%	23.0%	35.2%	5.1%	100.0%
The DFA One-Year Fixed Income Series	52.0%	0.0%	41.7%	6.3%	0.0%	100.0%
The DFA Two-Year Global Fixed Income Series	30.5%	5.3%	23.8%	35.8%	4.6%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
* Comcast Corp. Class A	1,247,973	$34,206,940	0.6%
Disney (Walt) Co.	821,965	29,130,440	0.5%
Home Depot, Inc.	818,933	31,831,926	0.6%
Time Warner, Inc.	1,531,062	32,718,795	0.6%
Other Securities		433,359,614	7.8%
Total Consumer Discretionary		561,247,715	10.1%
Consumer Staples — (8.1%)
Altria Group, Inc.	842,094	59,872,883	1.1%
# Coca-Cola Co.	808,272	42,830,333	0.8%
PepsiCo, Inc.	657,180	44,905,109	0.8%
Procter & Gamble Co.	1,266,150	80,463,832	1.5%
Wal-Mart Stores, Inc.	986,769	46,970,204	0.8%
Other Securities		235,883,675	4.2%
Total Consumer Staples		510,926,036	9.2%
Energy — (9.1%)
# Chevron Corp.	865,845	70,557,709	1.3%
ConocoPhillips	659,722	51,082,274	0.9%
# Exxon Mobil Corp.	2,284,571	190,007,770	3.4%
Schlumberger, Ltd.	472,910	36,825,502	0.7%
Other Securities		222,285,483	4.0%
Total Energy		570,758,738	10.3%
Financials — (17.5%)
American Express Co.	478,446	31,089,421	0.6%
American International Group, Inc.	1,043,928	75,517,752	1.4%
# Bank of America Corp.	1,794,591	91,003,710	1.6%
Citigroup, Inc.	1,967,212	107,193,382	1.9%
Federal National Mortgage Association	388,387	24,825,697	0.4%
JPMorgan Chase & Co.	1,393,739	72,237,492	1.3%
Merrill Lynch & Co., Inc.	354,853	32,905,519	0.6%
Morgan Stanley	427,174	36,326,877	0.7%
# The Goldman Sachs Group, Inc.	165,064	38,100,072	0.7%
U.S. Bancorp	710,728	24,576,974	0.4%
Wachovia Corp.	764,711	41,439,689	0.7%
# Wells Fargo & Co.	1,355,727	48,928,187	0.9%
Other Securities		478,781,283	8.7%
Total Financials		1,102,926,055	19.9%
Health Care — (10.5%)
Abbott Laboratories	619,184	34,891,018	0.6%
*# Amgen, Inc.	468,461	26,388,408	0.5%
Johnson & Johnson	1,161,299	73,475,388	1.3%
Merck & Co., Inc.	869,337	45,596,726	0.8%
# Pfizer, Inc.	2,843,744	78,174,523	1.4%
UnitedHealth Group, Inc.	543,443	29,764,373	0.5%
Wyeth	540,172	31,243,548	0.6%
Other Securities		338,417,363	6.1%
Total Health Care		657,951,347	11.8%
Industrials — (9.7%)
3M Co.	294,483	25,902,725	0.5%
Boeing Co.	316,705	31,857,356	0.6%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# General Electric Co.	4,126,279	$155,065,565	2.8%
Tyco International, Ltd.	793,395	26,467,657	0.5%
# United Parcel Service, Inc.	427,933	30,798,338	0.6%
United Technologies Corp.	399,575	28,190,016	0.5%
Other Securities		310,645,139	5.5%
Total Industrials		608,926,796	11.0%
Information Technology — (13.2%)
* Apple, Inc.	345,841	42,040,432	0.8%
*# Cisco Sytems, Inc.	2,423,665	65,245,062	1.2%
*# Google, Inc.	87,342	43,474,481	0.8%
Hewlett-Packard Co.	1,073,968	49,091,077	0.9%
# Intel Corp.	2,314,106	51,303,730	0.9%
International Business Machines Corp.	604,118	64,398,979	1.2%
Microsoft Corp.	3,457,811	106,051,063	1.9%
* Oracle Corp.	1,601,169	31,030,655	0.6%
# QUALCOMM, Inc.	664,705	28,549,080	0.5%
Other Securities		346,525,255	6.1%
Total Information Technology		827,709,814	14.9%
Materials — (2.7%)
Total Materials		168,621,427	3.0%
Real Estate Investment Trusts — (1.0%)
Total Real Estate Investment Trusts		65,882,200	1.2%
Telecommunication Services — (3.3%)
AT&T, Inc.	2,505,567	103,580,140	1.9%
Sprint Nextel Corp.	1,164,683	26,613,007	0.5%
Verizon Communications, Inc.	1,167,644	50,827,543	0.9%
Other Securities		27,498,921	0.5%
Total Telecommunication Services		208,519,611	3.8%
Utilities — (3.2%)
Total Utilities		198,695,547	3.6%
TOTAL COMMON STOCKS		5,482,165,286	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000	1.0%
SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979	12.7%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649	0.8%
TOTAL SECURITIES LENDING COLLATERAL		750,883,628	13.5%
TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914	113.3%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (4.0%)
BONDS — (4.0%)
Oesterreichische Kontrollbank AG (f) 2.000%, 11/26/07	2,000	$1,628,236
(f) 1.500%, 03/27/08	9,000	7,278,023
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	8,200	6,697,334
TOTAL — AUSTRIA		15,603,593
BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of 5.750%, 03/28/08	7,000	9,522,219
CANADA — (1.7%)
BONDS — (1.7%)
Canadian Government (e) 4.875%, 07/07/08	5,000	6,767,563
DENMARK — (2.3%)
BONDS — (2.3%)
Denmark, Kingdom of 7.000%, 11/15/07	50,000	9,125,573
FRANCE — (7.2%)
BONDS — (7.2%)
Caisse D'Amort Dette Soc (g) 6.250%, 03/05/08	1,000	1,984,759
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,102,225
ERAP 3.375%, 04/25/08	5,000	6,674,478
French Treasury Note 3.500%, 01/12/08	7,500	10,043,393
Total Capital SA 3.500%, 01/28/08	3,750	5,018,155
TOTAL — FRANCE		27,823,010
GERMANY — (12.9%)
BONDS — (12.9%)
Bundesschatzanweisungen 2.750%, 12/14/07	5,500	7,343,842
KFW-Kreditanstalt Fuer Wiederaufbau AG 3.000%, 11/15/07	7,500	10,033,766
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	2,200	4,335,358
Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	9,284,581
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	9,260,141
Norddeutsche Landesbank (j) 0.450%, 01/19/09	1,200,000	9,786,577
TOTAL — GERMANY		50,044,265

	Face Amount^	Value†
	(000)
NETHERLANDS — (7.3%)
BONDS — (7.3%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	$9,091,263
Netherlands, Government of 2.500%, 01/15/08	6,500	8,653,285
Rabobank Nederland NV 3.625%, 01/22/08	7,800	10,451,070
TOTAL — NETHERLANDS		28,195,618
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.0%)
BONDS — (5.0%)
Eurofima (s) 5.625%, 02/05/08	20,000	2,920,429
European Investment Bank (e) 2.625%, 10/15/07	6,300	8,429,958
Inter-American Development Bank (f) 3.000%, 10/22/07	10,000	8,178,976
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		19,529,363
SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Government 5.000%, 01/28/09	68,000	9,974,853
UNITED KINGDOM — (6.5%)
BONDS — (6.5%)
Bank of England Euro Note (e) 2.500%, 01/28/08	7,000	9,316,935
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	7,000	9,382,820
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	5,000	6,666,364
TOTAL — UNITED KINGDOM		25,366,119
UNITED STATES — (48.0%)
AGENCY OBLIGATIONS — (5.0%)
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	2,000	2,676,059
Federal Home Loan Mortgage Corporation Discount Note
5.135%, 08/20/07	17,000	16,806,200
TOTAL AGENCY OBLIGATIONS		19,482,259
BONDS — (7.1%)
Citigroup, Inc. (e) 4.625%, 11/14/07	6,500	8,754,862
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	8,169,071
Pfizer, Inc. (j) 0.800%, 03/18/08	1,100,000	9,030,693
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	2,000	1,628,872
TOTAL BONDS		27,583,498

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (35.4%)
BASF AG 5.240%, 06/21/07	1,000	$997,083
5.240%, 06/22/07	9,000	8,972,437
Beta Finance Corp. 5.250%, 07/16/07	2,100	2,086,140
Ciesco L.P. 5.250%, 07/02/07	3,000	2,986,337
CRC Funding LLC 5.250%, 06/27/07	10,000	9,961,794
Eksportfinans 5.260%, 06/08/07	10,000	9,989,753
Greyhawk Funding LLC 5.260%, 06/04/07	7,600	7,596,624
Hewlett-Packard Co. 5.260%, 06/20/07	8,900	8,875,198
ING America Insurance Holdings 5.240%, 06/15/07	8,000	7,983,658
Ixis Commercial Paper Corp. 5.245%, 06/08/07	6,300	6,293,544
5.240%, 06/13/07	4,300	4,292,463
Kittyhawk Funding Corp. 5.255%, 06/18/07	6,000	5,984,947
5.270%, 06/28/07	4,500	4,482,113
McGraw-Hill Companies, Inc. 5.230%, 06/08/07	10,000	9,989,694
Paccar Financial Corp. 5.240%, 06/04/07	9,300	9,295,915
Sheffield Receivables Corp. 5.260%, 06/01/07	9,000	9,000,000
Southern Co. 5.260%, 06/28/07	10,100	10,060,058
Swedish Housing Finance Corp. 5.240%, 06/29/07	3,000	2,987,769
Total Capital SA 5.310%, 06/01/07	5,500	5,500,000
Windmill Funding Corp. 5.240%, 06/18/07	10,400	10,373,907
TOTAL COMMERCIAL PAPER		137,709,434
	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,974,873	1,974,873
TOTAL INVESTMENTS — (100.0%) (Cost $379,249,943)		$388,702,240

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
# CBS Corp. Class B	5,768,306	$191,853,858	1.7%
Clear Channel Communications, Inc.	1,942,666	74,598,374	0.7%
*# Comcast Corp. Class A	12,605,542	345,517,906	3.1%
Federated Department Stores, Inc.	1,578,230	63,018,724	0.6%
# Ford Motor Co.	11,482,590	95,764,801	0.9%
# General Motors Corp.	4,476,500	134,250,235	1.2%
* IAC/InterActiveCorp	2,126,951	73,592,505	0.7%
* Liberty Media Holding Corp. Capital Class A	996,868	112,546,397	1.0%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198	0.9%
# Time Warner, Inc.	18,954,280	405,052,964	3.7%
* Viacom, Inc. Class B	2,669,559	119,916,590	1.1%
Other Securities		855,651,107	7.8%
Total Consumer Discretionary		2,575,837,659	23.4%
Consumer Staples — (4.3%)
# Archer-Daniels-Midland Co.	2,298,560	80,541,542	0.7%
Coca-Cola Enterprises, Inc.	3,631,272	84,790,201	0.8%
# Kraft Foods, Inc.	3,684,390	124,679,758	1.1%
SUPERVALU, Inc.	1,558,542	74,248,941	0.7%
Other Securities		169,086,251	1.6%
Total Consumer Staples		533,346,693	4.9%
Energy — (8.9%)
Anadarko Petroleum Corp.	3,531,056	175,316,930	1.6%
Apache Corp.	2,352,090	189,931,268	1.7%
# Chesapeake Energy Corp.	3,245,338	113,132,483	1.0%
# ConocoPhillips	1,359,887	105,296,050	1.0%
Devon Energy Corp.	2,025,342	155,505,759	1.4%
Hess Corp.	1,777,596	105,269,235	0.9%
Other Securities		257,132,989	2.4%
Total Energy		1,101,584,714	10.0%
Financials — (27.7%)
Allstate Corp.	2,009,500	123,584,250	1.1%
AMBAC Financial Group, Inc.	795,635	71,296,852	0.6%
# Bear Stearns Companies, Inc.	423,770	63,548,549	0.6%
# Capital One Financial Corp.	1,370,484	109,337,214	1.0%
Chubb Corp.	1,288,500	70,699,995	0.6%
CIT Group, Inc.	1,345,312	80,624,548	0.7%
# CNA Financial Corp.	1,956,582	99,433,497	0.9%
# Countrywide Financial Corp.	4,574,013	178,112,066	1.6%
Hartford Financial Services Group, Inc.	1,173,900	121,111,263	1.1%
JPMorgan Chase & Co.	4,595,680	238,194,094	2.2%
# Lincoln National Corp.	911,926	66,114,635	0.6%
Loews Corp.	3,929,202	200,507,178	1.8%
# MBIA, Inc.	1,128,550	75,105,003	0.7%
# MetLife, Inc.	5,666,498	385,321,864	3.5%
# Principal Financial Group, Inc.	1,210,200	73,580,160	0.7%
# Prudential Financial, Inc.	1,887,800	192,593,356	1.8%
The Travelers Companies, Inc.	5,237,509	283,715,863	2.6%
# Unum Group	2,480,889	65,842,794	0.6%
Other Securities		914,732,294	8.3%
Total Financials		3,413,455,475	31.0%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (1.4%)
Total Health Care		$173,618,245	1.6%
Industrials — (11.3%)
Burlington Northern Santa Fe Corp.	2,247,573	209,316,473	1.9%
# CSX Corp.	3,415,204	155,186,870	1.4%
Norfolk Southern Corp.	3,254,502	188,370,576	1.7%
Northrop Grumman Corp.	2,672,884	202,096,759	1.8%
# Raytheon Co.	1,311,300	72,908,280	0.7%
# Southwest Airlines Co.	5,237,820	74,953,204	0.7%
Union Pacific Corp.	2,098,000	253,186,640	2.3%
Other Securities		240,190,880	2.2%
Total Industrials		1,396,209,682	12.7%
Information Technology — (4.3%)
* Computer Sciences Corp.	1,404,843	77,828,302	0.7%
Other Securities		454,453,845	4.1%
Total Information Technology		532,282,147	4.8%
Materials — (3.5%)
Weyerhaeuser Co.	1,460,829	119,729,545	1.1%
Other Securities		308,000,031	2.8%
Total Materials		427,729,576	3.9%
Telecommunication Services — (6.2%)
AT&T, Inc.	8,333,818	344,520,036	3.1%
# Verizon Communications, Inc.	6,008,000	261,528,240	2.4%
Other Securities		163,754,269	1.5%
Total Telecommunication Services		769,802,545	7.0%
TOTAL COMMON STOCKS		10,923,866,736	99.3%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000	0.6%
SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445	11.6%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005	0.7%
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450	12.3%
TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186	112.2%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.8%)
Consumer Discretionary — (18.9%)
American Axle & Manufacturing Holdings, Inc.	1,927,600	$55,553,432	0.5%
American Greetings Corp. Class A	1,875,200	49,148,992	0.5%
# ArvinMeritor, Inc.	3,209,562	67,015,655	0.6%
*# Big Lots, Inc.	2,439,910	76,857,165	0.7%
Bob Evans Farms, Inc.	1,422,008	55,031,710	0.5%
* Charming Shoppes, Inc.	3,592,390	44,761,179	0.4%
Cooper Tire & Rubber Co.	2,333,056	56,156,658	0.5%
*# Scholastic Corp.	1,838,391	58,405,682	0.5%
# United Auto Group, Inc.	2,617,400	58,184,802	0.5%
* Warnaco Group, Inc.	1,949,942	67,058,505	0.6%
Other Securities		1,793,107,847	16.7%
Total Consumer Discretionary		2,381,281,627	22.0%
Consumer Staples — (3.1%)
* Performance Food Group Co.	1,493,321	53,012,895	0.5%
# Universal Corp.	849,711	54,016,128	0.5%
Other Securities		279,850,821	2.6%
Total Consumer Staples		386,879,844	3.6%
Energy — (5.9%)
* Comstock Resources, Inc.	1,850,267	56,174,106	0.5%
*# Hanover Compressor Co.	3,444,124	86,103,100	0.8%
* Swift Energy Corp.	1,150,105	49,489,018	0.5%
* Universal Compression Holdings, Inc.	1,121,884	83,367,200	0.8%
USEC, Inc.	3,197,102	73,853,056	0.7%
* Whiting Petroleum Corp.	1,488,435	66,012,092	0.6%
Other Securities		330,832,900	3.0%
Total Energy		745,831,472	6.9%
Financials — (17.1%)
Delphi Financial Group, Inc. Class A	1,402,594	60,227,386	0.6%
*# FirstFed Financial Corp.	745,687	48,074,441	0.5%
# LandAmerica Financial Group, Inc.	645,080	59,792,465	0.6%
MAF Bancorp, Inc.	1,428,565	76,971,082	0.7%
MCG Capital Corp.	2,718,386	47,952,329	0.5%
Ohio Casualty Corp.	1,901,751	81,889,398	0.8%
Selective Insurance Group, Inc.	2,002,006	54,794,904	0.5%
The Phoenix Companies, Inc.	3,130,300	49,270,922	0.5%
UMB Financial Corp.	1,311,662	50,643,270	0.5%
Other Securities		1,613,772,384	14.6%
Total Financials		2,143,388,581	19.8%
Health Care — (4.1%)
* Kindred Healthcare, Inc.	1,799,675	57,589,600	0.5%
Other Securities		456,374,782	4.2%
Total Health Care		513,964,382	4.7%
Industrials — (14.8%)
* Alaska Air Group, Inc.	1,490,900	43,474,644	0.4%
Applied Industrial Technologies, Inc.	1,570,050	45,939,663	0.4%
*# Continental Airlines, Inc.	1,748,839	70,250,863	0.7%
*# Esterline Technologies Corp.	1,066,623	48,531,346	0.5%
* Kansas City Southern	1,556,800	63,906,640	0.6%
* PHH Corp.	1,926,210	59,712,510	0.6%
*# Quanta Services, Inc.	3,247,026	97,443,250	0.9%
Regal-Beloit Corp.	1,100,083	53,475,035	0.5%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
*# Shaw Group, Inc.	1,184,818	$47,937,736	0.4%
# Trinity Industries, Inc.	1,825,225	84,270,638	0.8%
* United Rentals, Inc.	1,658,901	55,656,129	0.5%
Werner Enterprises, Inc.	3,164,501	61,169,804	0.6%
Other Securities		1,132,041,076	10.3%
Total Industrials		1,863,809,334	17.2%
Information Technology — (13.8%)
* BISYS Group, Inc.	4,205,455	49,414,096	0.5%
* Brooks Automation, Inc.	3,306,504	58,492,056	0.5%
* Entegris, Inc.	4,334,007	49,841,081	0.5%
Imation Corp.	1,481,405	56,160,064	0.5%
*# MKS Instruments, Inc.	1,887,264	51,427,944	0.5%
* MPS Group, Inc.	3,608,200	49,612,750	0.5%
Other Securities		1,413,901,824	12.9%
Total Information Technology		1,728,849,815	15.9%
Materials — (6.3%)
Chaparral Steel Co.	609,174	44,591,537	0.4%
# Minerals Technologies, Inc.	816,658	51,947,615	0.5%
Schnitzer Steel Industries, Inc. Class A	822,866	44,599,337	0.4%
* Terra Industries, Inc.	3,147,700	61,033,903	0.6%
Other Securities		586,246,994	5.4%
Total Materials		788,419,386	7.3%
Other — (0.0%)
Total Other		19,286	0.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		29,380,670	0.3%
Telecommunication Services — (1.0%)
Total Telecommunication Services		125,709,185	1.1%
Utilities — (0.6%)
Total Utilities		73,212,467	0.7%
TOTAL COMMON STOCKS		10,780,746,049	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,956	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $46,940,000 FNMA 6.25%, 05/15/29, valued at $51,915,640) to be repurchased at $51,164,375	$51,157	51,157,000	0.5%
SECURITIES LENDING COLLATERAL — (13.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $2,364,434,838 FNMA, rates ranging from 3.900% to 7.000%, maturities ranging from 09/01/13 to 05/01/37, valued at $1,690,173,232) to be repurchased at $1,641,186,924	1,640,945	1,640,944,885	15.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $92,615,000 FHLB 5.000%, 02/04/09 & 5.250%, 09/13/13, & 5.500%, 06/21/07, valued at $93,922,221) to be repurchased at $89,901,770	89,889	89,888,511	0.8%
TOTAL SECURITIES LENDING COLLATERAL		1,730,833,396	15.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,326,890,333)		$12,562,748,401	115.9%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.4%)
Consumer Discretionary — (14.5%)
* Fossil, Inc.	215,900	$6,738,239	0.2%
* Gemstar-TV Guide International, Inc.	1,321,214	6,077,584	0.2%
*# Priceline.com, Inc.	124,616	7,706,253	0.2%
* Sonic Corp.	296,603	7,231,181	0.2%
# Tempur-Pedic International, Inc.	251,600	6,380,576	0.2%
Other Securities		699,916,053	16.9%
Total Consumer Discretionary		734,049,886	17.9%
Consumer Staples — (3.2%)
Flowers Foods, Inc.	182,337	6,290,626	0.2%
Longs Drug Stores Corp.	115,800	6,633,024	0.2%
Other Securities		147,545,606	3.5%
Total Consumer Staples		160,469,256	3.9%
Energy — (4.8%)
*# Atwood Oceanics, Inc.	102,352	6,718,385	0.2%
*# Dril-Quip, Inc.	131,200	6,365,824	0.2%
* Hanover Compressor Co.	246,600	6,165,000	0.2%
* Lone Star Technologies, Inc.	101,200	6,818,856	0.2%
* Mariner Energy, Inc.	253,300	6,327,434	0.2%
* Oil States International, Inc.	162,653	6,332,081	0.2%
* Petrohawk Energy Corp.	384,456	6,266,633	0.2%
* Universal Compression Holdings, Inc.	83,949	6,238,250	0.2%
USEC, Inc.	287,431	6,639,656	0.2%
* W-H Energy Services, Inc.	99,900	6,373,620	0.2%
Other Securities		180,548,254	4.0%
Total Energy		244,793,993	6.0%
Financials — (11.0%)
Cohen & Steers, Inc.	127,000	6,602,730	0.2%
*# CompuCredit Corp.	166,160	6,118,011	0.2%
Other Securities		543,869,998	13.2%
Total Financials		556,590,739	13.6%
Health Care — (11.6%)
# Chemed Corp.	90,600	6,070,200	0.2%
*# Medarex, Inc.	409,962	6,555,292	0.2%
Steris Corp.	207,600	6,242,532	0.2%
* Sunrise Senior Living, Inc.	156,030	6,110,135	0.2%
* Ventana Medical Systems, Inc.	118,445	6,095,180	0.2%
Other Securities		560,258,859	13.4%
Total Health Care		591,332,198	14.4%
Industrials — (12.8%)
Baldor Electric Co.	146,233	6,782,287	0.2%
*# Ceradyne, Inc.	92,265	6,234,346	0.2%
Curtiss-Wright Corp.	145,000	6,535,150	0.2%
Deluxe Corp.	186,930	8,163,233	0.2%
* EMCOR Group, Inc.	91,200	5,981,808	0.2%
*# Hexcel Corp.	296,113	6,849,094	0.2%
Nordson Corp.	114,575	5,956,754	0.2%
* United Stationers, Inc.	95,009	6,374,154	0.2%
Valmont Industries, Inc.	84,450	5,952,881	0.2%
Wabtec Corp.	159,100	6,230,356	0.2%
* Washington Group International, Inc.	74,115	6,225,660	0.2%
Watson Wyatt & Co. Holdings	122,700	6,327,639	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Woodward Governor Co.	113,018	$6,243,114	0.2%
Other Securities		568,253,137	13.3%
Total Industrials		652,109,613	15.9%
Information Technology — (15.6%)
Adtran, Inc.	262,626	7,106,660	0.2%
* Amkor Technology, Inc.	441,988	6,285,069	0.2%
*# aQuantive, Inc.	100,725	6,425,248	0.2%
*# Arris Group, Inc.	367,300	6,042,085	0.2%
* Emulex Corp.	287,200	6,372,968	0.2%
* Sonus Networks, Inc.	782,743	6,786,382	0.2%
* Tessera Technologies, Inc.	139,645	6,349,658	0.2%
Other Securities		746,691,992	17.9%
Total Information Technology		792,060,062	19.3%
Materials — (3.8%)
*# Century Aluminum Co.	110,590	6,230,641	0.2%
* OM Group, Inc.	96,900	6,057,219	0.2%
Quanex Corp.	125,975	6,039,242	0.2%
* RTI International Metals, Inc.	68,300	6,061,625	0.2%
Silgan Holdings, Inc.	115,926	6,691,249	0.2%
Texas Industries, Inc.	73,800	6,419,124	0.2%
Other Securities		157,780,208	3.5%
Total Materials		195,279,308	4.7%
Other — (0.0%)
Total Other		3,348	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,070,598	0.1%
Telecommunication Services — (1.0%)
Total Telecommunication Services		53,096,480	1.3%
Utilities — (2.0%)
Total Utilities		100,564,003	2.4%
TOTAL COMMON STOCKS		4,083,419,484	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		643	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $26,750,000 FHLMC 6.50%, 12/01/36, valued at $24,188,105) to be repurchased at $23,839,436	$23,836	23,836,000	0.6%
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,227,366,429 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 03/01/22 to 04/01/37, valued at $946,363,902) to be repurchased at $918,935,428	918,800	918,799,905	22.4%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $53,050,000 FHLB 3.750%, 08/15/07 & 4.125%, 10/19/07, valued at $53,196,434) to be repurchased at $51,289,647	51,282	51,282,083	1.2%
TOTAL SECURITIES LENDING COLLATERAL		970,081,988	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $4,369,523,675)		$5,077,338,115	123.7%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.6%)
Consumer Discretionary — (13.9%)
* 99 Cents Only Stores	620,800	$8,716,032	0.2%
Buckle, Inc.	264,600	10,822,140	0.2%
*# Champion Enterprises, Inc.	758,260	8,621,416	0.2%
*# Deckers Outdoor Corp.	115,553	10,155,953	0.2%
*# GSI Commerce, Inc.	415,299	9,502,041	0.2%
# Pre-Paid Legal Services, Inc.	139,400	9,056,818	0.2%
* RC2 Corp.	190,580	8,564,665	0.2%
Other Securities		826,622,579	15.2%
Total Consumer Discretionary		892,061,644	16.6%
Consumer Staples — (3.1%)
* Alliance One International, Inc.	877,124	8,429,162	0.2%
# Sanderson Farms, Inc.	197,109	8,473,716	0.2%
Other Securities		181,934,469	3.3%
Total Consumer Staples		198,837,347	3.7%
Energy — (3.6%)
*# Carrizo Oil & Gas, Inc.	243,881	9,918,640	0.2%
Other Securities		218,107,877	4.0%
Total Energy		228,026,517	4.2%
Financials — (11.6%)
Infinity Property & Casualty Corp.	159,371	8,419,570	0.2%
# Portfolio Recovery Associates, Inc.	156,728	9,278,298	0.2%
Other Securities		728,464,513	13.4%
Total Financials		746,162,381	13.8%
Health Care — (13.9%)
* Advanced Magnetics, Inc.	133,040	8,390,833	0.2%
*# Align Technology, Inc.	444,146	10,122,087	0.2%
* Amedisys, Inc.	240,143	8,957,334	0.2%
Analogic Corp.	128,346	8,470,836	0.2%
* Biosite, Inc.	129,914	11,941,695	0.2%
*# NuVasive, Inc.	324,651	8,427,940	0.2%
* Parexel International Corp.	247,080	9,937,558	0.2%
* Pharmion Corp.	291,675	8,461,492	0.2%
*# Sciele Pharma, Inc.	344,976	8,527,807	0.2%
* Xenoport, Inc.	242,266	10,659,704	0.2%
Other Securities		794,829,004	14.5%
Total Health Care		888,726,290	16.5%
Industrials — (13.8%)
* Astec Industries, Inc.	198,740	8,563,707	0.2%
Cascade Corp.	123,134	8,385,425	0.2%
* Consolidated Graphics, Inc.	123,797	8,987,662	0.2%
* Graftech International, Ltd.	942,270	14,586,340	0.3%
* Infrasource Services, Inc.	364,000	13,176,800	0.2%
*# Kenexa Corp.	247,427	9,652,127	0.2%
* M&F Worldwide Corp.	182,100	12,435,609	0.2%
* Perini Corp.	164,412	9,042,660	0.2%
# Raven Industries, Inc.	349,469	12,308,298	0.2%
* Republic Airways Holdings, Inc.	386,391	9,029,958	0.2%
* The Geo Group, Inc.	177,050	9,649,225	0.2%
Viad Corp.	208,359	9,244,889	0.2%
Other Securities		761,209,836	14.0%
Total Industrials		886,272,536	16.5%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (18.1%)
* Advanced Energy Industries, Inc.	407,372	$9,996,909	0.2%
*# Blackboard, Inc.	255,448	10,511,685	0.2%
*# Comtech Telecommunications Corp.	214,711	9,612,611	0.2%
* Covansys Corp.	333,547	11,270,553	0.2%
* Mastec, Inc.	636,600	8,651,394	0.2%
Maximus, Inc.	212,800	9,197,216	0.2%
* NETGEAR, Inc.	303,937	11,339,889	0.2%
*# Opsware, Inc.	932,528	8,439,378	0.2%
* Paxar Corp.	289,100	8,745,275	0.2%
* Rofin-Sinar Technologies, Inc.	132,600	8,950,500	0.2%
* SPSS, Inc.	194,669	8,567,383	0.2%
United Online, Inc.	577,653	9,854,760	0.2%
Other Securities		1,046,976,800	19.2%
Total Information Technology		1,162,114,353	21.6%
Materials — (3.3%)
Arch Chemicals, Inc .	239,906	8,435,095	0.2%
*# Hecla Mining Co.	1,087,200	8,697,600	0.2%
*# Zoltek Companies, Inc.	246,441	9,278,504	0.2%
Other Securities		181,590,757	3.3%
Total Materials		208,001,956	3.9%
Other — (0.0%)
Total Other		10,382	0.0%
Telecommunication Services — (1.0%)
* Premiere Global Services, Inc.	688,125	8,718,544	0.2%
Other Securities		54,975,252	1.0%
Total Telecommunication Services		63,693,796	1.2%
Utilities — (1.3%)
Total Utilities		83,257,491	1.5%
TOTAL COMMON STOCKS		5,357,164,693	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		35,492	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	33,906,041	33,906,041	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,204,032,468 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 11/01/20 to 09/01/36, valued at $1,003,101,711) to be repurchased at $974,028,804	$973,885	973,885,156	18.1%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $43,065,000 Tennessee Valley Authority, rates ranging from 5.375% to 7.140%, maturities ranging from 01/18/11 to 04/01/56, valued at $46,388,136) to be repurchased at $44,564,962	44,558	44,558,390	0.8%
TOTAL SECURITIES LENDING COLLATERAL		1,018,443,546	18.9%
TOTAL INVESTMENTS — (100.0%) (Cost $5,311,576,433)		$6,409,549,772	119.0%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
Commonwealth Bank of Australia	1,961,135	$89,956,037	0.9%
National Australia Bank, Ltd.	2,552,152	89,892,259	0.9%
Other Securities		255,319,214	2.7%
TOTAL — AUSTRALIA		435,167,510	4.5%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		62,173,563	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		123,346,526	1.3%
CANADA — (4.7%)
COMMON STOCKS — (4.7%)
Alcan, Inc.	856,137	74,287,654	0.8%
Barrick Gold Corp.	1,869,220	54,349,983	0.6%
EnCana Corp.	1,459,886	89,673,252	0.9%
# Sun Life Financial, Inc.	1,258,900	59,437,594	0.6%
Other Securities		291,900,669	3.0%
TOTAL — CANADA		569,649,152	5.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		110,376,660	1.1%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		103,712,855	1.1%
FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
# AXA SA	2,905,543	126,944,807	1.3%
# BNP Paribas SA	1,631,174	197,775,909	2.1%
# Compagnie de Saint-Gobain	598,264	65,554,646	0.7%
# Renault SA	379,599	54,239,431	0.6%
# Societe Generale Paris	293,528	57,173,688	0.6%
# Vivendi SA	2,554,386	111,256,954	1.2%
Other Securities		380,668,425	3.8%
TOTAL — FRANCE		993,613,860	10.3%
GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
# Allianz SE	456,442	101,081,651	1.1%
Allianz SE ADR	2,630,040	58,307,987	0.6%
# Commerzbank AG	1,057,167	51,864,778	0.5%
DaimlerChrysler AG	1,734,297	158,500,482	1.7%
# Deutsche Bank AG	801,377	121,883,837	1.3%
Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793	0.5%
# E.ON AG	677,579	111,511,287	1.2%
# E.ON AG Sponsored ADR	1,043,028	57,199,656	0.6%
# Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848	0.7%
# Volkswagen AG	499,652	75,597,308	0.8%
Other Securities		264,719,238	2.6%
TOTAL — GERMANY		1,123,088,865	11.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$60,461,783	0.6%
HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		253,786,966	2.6%
IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
CRH P.L.C.	1,259,311	61,175,345	0.6%
Other Securities		84,342,965	0.9%
TOTAL — IRELAND		145,518,310	1.5%
ITALY — (2.6%)
COMMON STOCKS — (2.6%)
# UniCredito Italiano SpA	7,998,675	75,128,664	0.8%
Other Securities		238,569,977	2.5%
TOTAL — ITALY		313,698,641	3.3%
JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419	0.8%
Millea Holdings, Inc.	1,295,900	51,601,084	0.6%
# Sony Corp.	971,100	55,897,442	0.6%
Other Securities		853,080,874	8.7%
TOTAL — JAPAN		1,038,541,819	10.7%
NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
# ABN AMRO Holding NV	1,785,798	85,599,615	0.9%
ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288	0.6%
Aegon NV	3,298,073	67,529,858	0.7%
# ING Groep NV	3,203,383	142,382,704	1.5%
# Koninklijke Philips Electronics NV	2,253,619	95,609,114	1.0%
Other Securities		126,481,515	1.2%
TOTAL — NETHERLANDS		571,789,094	5.9%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,603,612	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		88,849,005	0.9%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		32,634,798	0.3%
SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		80,164,819	0.8%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Santander Central Hispano SA	7,223,177	138,609,072	1.4%
Endesa SA	1,557,828	83,835,777	0.9%
Repsol YPF SA	1,547,213	56,773,935	0.6%
Other Securities		103,518,156	1.1%
TOTAL — SPAIN		382,736,940	4.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Nordea Bank AB	3,830,600	$63,129,129	0.7%
Other Securities		223,264,311	2.3%
TOTAL — SWEDEN		286,393,440	3.0%
SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783	0.8%
# Credit Suisse Group	1,826,488	138,838,890	1.4%
# Swiss Re	589,833	56,158,293	0.6%
Zurich Financial SVCS AG	285,163	87,274,847	0.9%
Other Securities		252,145,287	2.6%
TOTAL — SWITZERLAND		611,437,100	6.3%
UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
Anglo American P.L.C.	2,904,256	175,481,959	1.8%
Aviva P.L.C.	6,195,868	97,883,134	1.0%
Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456	0.8%
HBOS P.L.C.	8,397,157	180,670,923	1.9%
HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368	1.0%
Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872	3.1%
Royal Dutch Shell P.L.C. ADR	732,443	55,445,935	0.6%
Vodafone Group P.L.C.	61,674,811	192,990,979	2.0%
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496	1.7%
Xstrata P.L.C.	827,417	47,609,638	0.5%
Other Securities		821,590,339	8.4%
TOTAL — UNITED KINGDOM		2,208,286,099	22.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000	0.4%
SECURITIES LENDING COLLATERAL — (20.1%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219	8.9%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711	6.0%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000	7.8%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000	2.4%
TOTAL SECURITIES LENDING COLLATERAL		2,423,534,930	25.1%
TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)		$12,070,603,347	124.8%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.5%)
Consumer Discretionary — (16.2%)
# Matsuzakaya Holdings Co., Ltd.	529,077	$4,205,951	0.3%
Nishimatsuya Chain Co., Ltd.	228,900	3,921,771	0.3%
Resorttrust, Inc.	178,608	4,072,766	0.3%
# Sanyo Shokai, Ltd.	458,000	3,815,037	0.3%
Tokyo Style Co., Ltd.	354,000	4,028,807	0.3%
# Yoshinoya D&C Co., Ltd.	2,227	4,230,480	0.3%
Other Securities		308,014,275	19.7%
Total Consumer Discretionary		332,289,087	21.5%
Consumer Staples — (7.0%)
# Sugi Pharmacy Co., Ltd.	203,700	4,392,069	0.3%
Other Securities		140,602,956	9.1%
Total Consumer Staples		144,995,025	9.4%
Energy — (1.0%)
# Modec, Inc.	130,400	4,620,974	0.3%
Other Securities		16,272,010	1.0%
Total Energy		20,892,984	1.3%
Financials — (6.8%)
Fuyo General Lease Co., Ltd.	108,000	3,942,260	0.3%
The Bank of Iwate, Ltd.	66,500	3,976,863	0.3%
# TOC Co., Ltd.	443,950	4,067,097	0.3%
Other Securities		128,619,142	8.2%
Total Financials		140,605,362	9.1%
Health Care — (2.8%)
Mochida Pharmaceutical Co., Ltd.	430,000	4,316,127	0.3%
# Rohto Pharmaceutical Co., Ltd.	399,000	3,943,996	0.3%
Other Securities		49,199,493	3.1%
Total Health Care		57,459,616	3.7%
Industrials — (22.5%)
# Amano Corp.	283,000	3,783,643	0.3%
# Chudenko Corp.	220,000	3,910,105	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	3,953,688	0.3%
# Hitachi Plant Technologies, Ltd.	681,570	4,137,403	0.3%
Hitachi Transport System, Ltd.	358,000	4,081,293	0.3%
#* Hitachi Zosen Corp.	2,701,000	4,684,505	0.3%
# Iino Kaiun Kaisha, Ltd.	355,000	4,551,577	0.3%
Japan Airport Terminal Co., Ltd.	305,700	5,204,274	0.3%
JFE Shoji Holdings, Inc.	813,000	5,273,161	0.3%
Kintetsu World Express, Inc.	120,000	4,294,504	0.3%
Kyowa Exeo Corp.	354,000	3,971,476	0.3%
# Makino Milling Machine Co., Ltd.	345,000	4,577,176	0.3%
# Meitec Corp.	138,800	3,992,196	0.3%
Miura Co., Ltd.	148,600	4,166,166	0.3%
Nichias Corp.	435,000	4,309,211	0.3%
Okamura Corp.	389,000	3,847,177	0.3%
# Okumura Corp.	789,000	3,925,205	0.3%
Ryobi, Ltd.	587,000	3,815,958	0.3%
# Shima Seiki Manufacturing Co., Ltd.	133,800	4,172,979	0.3%
# Shinwa Kaiun Kaisha, Ltd.	540,000	4,234,205	0.3%
# Toyo Engineering Corp.	651,000	4,024,504	0.3%
Tsubakimoto Chain Co.	609,000	4,181,058	0.3%
Other Securities		369,418,740	23.3%
Total Industrials		462,510,204	29.9%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (9.2%)
# Capcom Co., Ltd.	212,200	$3,993,764	0.3%
Hitachi Kokusai Electric, Inc.	319,000	3,817,677	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,442,977	0.3%
# Japan Aviation Electronics Industry, Ltd.	316,000	3,953,718	0.3%
# Koei Co., Ltd.	244,400	4,040,496	0.3%
Nichicon Corp.	272,300	4,032,073	0.3%
Nippon Chemi-Con Corp.	443,000	3,961,650	0.3%
Star Micronics Co., Ltd.	177,400	4,118,285	0.3%
Other Securities		157,333,748	9.9%
Total Information Technology		189,694,388	12.3%
Materials — (8.5%)
Adeka Corp.	359,000	3,869,676	0.3%
Nifco, Inc.	171,000	3,976,504	0.3%
Nihon Parkerizing Co., Ltd.	235,000	3,879,793	0.3%
# Nippon Paint Co., Ltd.	798,000	4,259,956	0.3%
Nippon Yakin Kogyo Co., Ltd.	406,000	4,864,976	0.3%
# Toho Zinc Co., Ltd.	436,000	4,056,247	0.3%
Yodogawa Steel Works, Ltd.	657,000	3,828,968	0.2%
Other Securities		145,417,086	9.3%
Total Materials		174,153,206	11.3%
Other — (0.0%)
Total Other		3,920	0.0%
Utilities — (0.5%)
Total Utilities		9,909,410	0.6%
TOTAL COMMON STOCKS		1,532,513,202	99.1%
	Face Amount	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,065,000 FHLMC 6.584%(r), 03/01/37, valued at $1,073,042) to be repurchased at $1,056,152	$1,056	1,056,000	0.1%
SECURITIES LENDING COLLATERAL — (25.4%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $67,864,184 FHLMC 5.500%, 09/01/31 & 5.8039%(r), 05/01/37 & FNMA, rates ranging from 4.377%(r) to 5.918%(r), maturities ranging from 11/01/20 to 05/01/37, valued at $68,457,703) to be repurchased at $67,125,065	67,115	67,115,166	4.3%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $185,881,711 FHLMC 6.500%, 12/01/36, valued at $168,204,051) to be repurchased at $164,930,256	164,906	164,905,932	10.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $459,370,098 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 05/01/37 & FNMA, rates ranging from 5.500% to 8.000%, maturities ranging from 06/01/08 to 12/01/36, valued at $296,822,703) to be repurchased at $291,042,761	291,000	291,000,000	18.8%
TOTAL SECURITIES LENDING COLLATERAL		523,021,098	33.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,033,496,398)		$2,056,590,300	133.0%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (38.3%)
COMMON STOCKS — (38.2%)
# ABB Grain, Ltd.	607,032	$4,426,401	0.4%
# Adelaide Bank, Ltd.	443,609	5,513,750	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,647,777	0.6%
Ansell, Ltd.	602,086	6,123,792	0.6%
# APA Group	1,794,627	6,475,740	0.6%
#* Arrow Energy NL	2,258,440	4,908,388	0.5%
* Austar United Communications, Ltd.	5,107,520	7,070,454	0.7%
#* Australian Worldwide Exploration, Ltd.	1,825,281	5,050,343	0.5%
# AWB, Ltd.	1,431,329	4,477,647	0.4%
# Bank of Queensland, Ltd.	456,004	7,140,306	0.7%
# Bendigo Bank, Ltd.	388,119	5,367,578	0.5%
# Cabcharge Australia, Ltd.	491,485	5,411,299	0.5%
Campbell Brothers, Ltd.	216,190	4,884,890	0.5%
# Coates Hire, Ltd.	1,086,100	5,593,099	0.5%
# ConnectEast Group	5,166,636	6,928,234	0.6%
# Corporate Express Australia, Ltd.	743,408	4,433,320	0.4%
# DUET Group	2,085,981	6,555,072	0.6%
Fairfax Media, Ltd.	1,121,930	4,525,792	0.4%
# FKP, Ltd.	896,056	5,341,711	0.5%
Flight Centre, Ltd.	350,031	5,307,934	0.5%
Futuris Corp., Ltd.	2,990,467	6,282,755	0.6%
# Gunns, Ltd.	1,457,920	4,220,866	0.4%
# GWA International, Ltd.	1,166,276	4,251,271	0.4%
# Healthscope, Ltd.	967,031	4,651,222	0.4%
# Iluka Resources, Ltd.	974,850	4,836,975	0.5%
# Incitec Pivot, Ltd.	226,180	12,422,089	1.2%
# Jones (David), Ltd.	1,811,835	7,793,671	0.7%
# Jubilee Mines NL	494,194	7,137,618	0.7%
# Kagara Zinc, Ltd.	831,710	4,400,723	0.4%
New Hope Corp., Ltd.	3,369,563	4,817,722	0.5%
Pacific Brands, Ltd.	2,102,119	6,030,512	0.6%
Paperlinx, Ltd.	1,840,157	6,288,808	0.6%
# Primary Health Care, Ltd.	530,504	5,446,425	0.5%
# Reece Australia, Ltd.	251,463	5,879,021	0.5%
#* Silex System, Ltd.	568,711	5,172,796	0.5%
# Smorgon Steel Group, Ltd.	3,274,819	7,304,567	0.7%
# Ten Network Holdings, Ltd.	1,658,273	4,267,794	0.4%
# Transfield Services, Ltd.	768,280	7,753,833	0.7%
# United Group, Ltd.	393,438	5,470,174	0.5%
Other Securities		345,905,175	31.4%
TOTAL COMMON STOCKS		572,517,544	52.7%
PREFERRED STOCKS — (0.1%)
Other Securities		874,937	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		209,593	0.0%
TOTAL — AUSTRALIA		573,602,074	52.8%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (23.1%)
COMMON STOCKS — (23.1%)
Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	$4,714,637	0.4%
#* China Insurance International Holdings Co., Ltd.	3,562,000	5,566,108	0.5%
#* CITIC Resources Holdings, Ltd.	11,420,000	6,253,335	0.6%
First Pacific Co., Ltd.	6,992,000	5,003,147	0.5%
# FU JI Food & Catering Services	1,321,000	4,509,828	0.4%
#* Nan Hai Corp., Ltd.	188,572,743	8,060,189	0.8%
Pacific Basin Shipping, Ltd.	4,252,000	4,526,285	0.4%
# Ports Design, Ltd.	1,507,500	4,412,719	0.4%
Vtech Holdings, Ltd.	657,000	4,794,594	0.4%
Other Securities		298,091,156	27.4%
TOTAL COMMON STOCKS		345,931,998	31.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		451,442	0.0%
TOTAL — HONG KONG		346,383,440	31.8%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,796	0.0%
NEW ZEALAND — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		36,273,116	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		36,213	0.0%
TOTAL — NEW ZEALAND		36,309,329	3.3%
SINGAPORE — (8.0%)
COMMON STOCKS — (8.0%)
Hotel Properties, Ltd.	1,675,000	6,750,385	0.6%
# Labroy Marine, Ltd.	3,343,000	5,346,554	0.5%
Other Securities		107,702,671	9.9%
TOTAL COMMON STOCKS		119,799,610	11.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583,569	0.1%
TOTAL — SINGAPORE		120,383,179	11.1%
UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,191,791	0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,855,000 FNMA 5.058%(r), 01/01/36, valued at $3,501,564) to be repurchased at $3,449,497	$3,449	$3,449,000	0.3%
SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralilzed by $29,899,344 FHLMC, rates ranging from 4.418%(r) to 5.961%(r), maturities ranging from 10/01/32 to 07/01/36 & FNMA 4.333%(r), 07/01/35 & 6.000%, 05/01/37, valued at $15,844,656) to be repurchased at $15,535,968	15,534	15,533,677	1.4%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $361,292,370 FHLMC 6.500%, 11/01/36 & 04/01/37, valued at $348,660,373) to be repurchased at $341,874,313	341,824	341,823,894	31.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $70,720,000 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 09/01/36, valued at $58,949,811) to be repurchased at $57,801,019	57,793	57,792,527	5.3%
TOTAL SECURITIES LENDING COLLATERAL		415,150,098	38.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,118,291,535)		$1,497,472,707	137.7%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (99.2%)
Consumer Discretionary — (18.5%)
Bellway P.L.C.	298,107	$8,473,464	0.7%
Bovis Homes Group P.L.C.	449,404	9,428,792	0.7%
First Choice Holidays P.L.C.	1,764,534	12,481,045	1.0%
Greene King P.L.C.	411,407	9,078,567	0.7%
Halfords Group P.L.C.	954,932	7,425,951	0.6%
* MyTravel Group P.L.C.	1,643,447	10,751,947	0.8%
Redrow P.L.C.	644,914	7,534,198	0.6%
Taylor Nelson Sofres P.L.C.	1,605,792	7,978,781	0.6%
Other Securities		169,095,217	12.9%
Total Consumer Discretionary		242,247,962	18.6%
Consumer Staples — (4.3%)
Marston's P.L.C.	1,139,704	10,558,994	0.8%
Other Securities		45,911,061	3.5%
Total Consumer Staples		56,470,055	4.3%
Energy — (6.5%)
* Dana Petroleum P.L.C.	337,760	7,602,197	0.6%
Expro International Group P.L.C.	417,648	7,607,517	0.6%
* Premier Oil P.L.C.	335,038	7,333,303	0.6%
* Soco International P.L.C.	294,449	8,893,995	0.7%
Wood Group (John) P.L.C.	1,504,358	9,255,130	0.7%
Other Securities		44,122,768	3.3%
Total Energy		84,814,910	6.5%
Financials — (17.2%)
Aberdeen Asset Management P.L.C.	2,223,016	9,404,774	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	9,071,771	0.7%
Brixton P.L.C.	952,536	9,012,488	0.7%
Capital & Regional P.L.C.	275,300	7,546,560	0.6%
Derwent London P.L.C.	400,762	16,456,224	1.3%
Great Portland Estates P.L.C.	722,131	10,239,112	0.8%
Henderson Group P.L.C.	3,717,144	11,977,821	0.9%
Hiscox, Ltd.	1,606,168	9,146,185	0.7%
Shaftesbury P.L.C.	572,839	7,828,641	0.6%
Other Securities		134,212,856	10.3%
Total Financials		224,896,432	17.3%
Health Care — (3.0%)
Total Health Care		38,712,950	3.0%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (33.7%)
Aggreko P.L.C.	1,038,893	$11,666,344	0.9%
Amec P.L.C.	683,554	8,060,672	0.6%
Arriva P.L.C.	577,614	8,304,144	0.6%
Atkins (WS) P.L.C.	445,124	9,890,359	0.8%
Babcock International Group P.L.C.	857,669	9,346,426	0.7%
Carillion P.L.C.	1,140,139	9,735,713	0.8%
* Charter P.L.C.	561,590	11,489,325	0.9%
Cookson Group P.L.C.	694,799	9,853,411	0.8%
Davis Service Group P.L.C.	687,656	8,876,337	0.7%
De La Rue P.L.C.	676,542	10,091,029	0.8%
* easyJet P.L.C.	742,283	8,359,409	0.6%
Forth Ports P.L.C.	187,302	7,619,279	0.6%
Go-Ahead Group P.L.C.	178,245	9,222,638	0.7%
Homeserve P.L.C.	238,474	8,846,124	0.7%
Intertek Group P.L.C.	512,085	9,267,833	0.7%
* Invensys P.L.C.	1,628,063	12,572,150	1.0%
Michael Page International P.L.C.	1,224,495	13,839,648	1.1%
Regus Group P.L.C.	3,865,759	11,429,920	0.9%
SIG P.L.C.	445,720	12,530,503	1.0%
VT Group P.L.C.	708,023	8,374,218	0.6%
Weir Group P.L.C.	853,629	11,464,611	0.9%
Other Securities		229,372,642	17.4%
Total Industrials		440,212,735	33.8%
Information Technology — (11.5%)
* Autonomy Corp. P.L.C.	696,972	10,686,722	0.8%
Electrocomponents P.L.C.	1,319,110	8,091,675	0.6%
Laird Group P.L.C.	735,436	8,643,472	0.7%
Misys P.L.C.	2,032,165	10,128,954	0.8%
Spectris P.L.C.	508,179	9,417,630	0.7%
Other Securities		103,156,787	7.9%
Total Information Technology		150,125,240	11.5%
Materials — (3.6%)
DS Smith P.L.C.	1,570,921	7,780,099	0.6%
Other Securities		39,169,012	3.0%
Total Materials		46,949,111	3.6%
Other — (0.0%)
Total Other		16,938	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		10,260,237	0.8%
Utilities — (0.1%)
Total Utilities		1,814,814	0.2%
TOTAL COMMON STOCKS		1,296,521,384	99.6%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $165,000 FHLMC 6.584%(r), 03/01/37, valued at $166,246) to be repurchased at $161,023	$161	$161,000	0.0%
SECURITIES LENDING COLLATERAL — (0.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $7,753,050 FHLMC 6.500%, 11/01/36, valued at $6,909,830) to be repurchased at $6,775,341	6,774	6,774,342	0.5%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $4,640,000 FNMA 4.000%, 09/01/20, valued at $3,637,434) to be repurchased at $3,565,182	3,565	3,564,658	0.3%
TOTAL SECURITIES LENDING COLLATERAL		10,339,000	0.8%
TOTAL INVESTMENTS — (100.0%) (Cost $768,962,318)		$1,307,021,384	100.4%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
# Andritz AG	109,548	$7,405,676	0.3%
# Boehler-Uddeholm AG	104,608	10,159,145	0.4%
Other Securities		39,179,797	1.7%
TOTAL — AUSTRIA		56,744,618	2.4%
BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
# Ackermans & Van Haaren SA	85,898	8,483,515	0.4%
# Bekaert SA	59,440	8,491,973	0.4%
Other Securities		80,267,953	3.3%
TOTAL COMMON STOCKS		97,243,441	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		117	0.0%
TOTAL — BELGIUM		97,243,558	4.1%
DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
Other Securities		86,704,040	3.6%
FINLAND — (4.8%)
COMMON STOCKS — (4.8%)
# KCI Konecranes Oyj	255,800	10,778,721	0.5%
# Nokian Renkaat Oyj	384,580	13,408,803	0.6%
Ramirent Oyj	314,560	8,717,778	0.4%
# TietoEnator Oyj	291,429	9,296,410	0.4%
Uponor Oyj Series A	216,400	8,955,697	0.4%
Other Securities		100,429,885	4.1%
TOTAL — FINLAND		151,587,294	6.4%
FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
Nexans SA	78,576	12,655,996	0.5%
# SCOR SA	282,143	7,706,647	0.3%
# Somfy SA	22,900	7,568,721	0.3%
Other Securities		253,246,389	10.7%
TOTAL COMMON STOCKS		281,177,753	11.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		46,522	0.0%
TOTAL — FRANCE		281,224,275	11.8%
GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
Bilfinger Berger AG	136,777	13,409,696	0.6%
#* Conergy AG	94,598	7,305,639	0.3%
* Freenet AG	236,364	7,890,567	0.3%
# MTU Aero Engines Holding AG	144,740	8,932,845	0.4%
#* QIAGEN NV	510,901	8,880,598	0.4%
# Rhoen-Klinikum AG	149,404	9,266,657	0.4%
#* SGL Carbon AG	228,535	8,652,084	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Stada Arzneimittel AG	164,610	$10,634,310	0.5%
Wincor Nixdorf AG	117,600	11,752,386	0.5%
Other Securities		255,018,774	10.6%
TOTAL — GERMANY		341,743,556	14.4%
GREECE — (3.6%)
COMMON STOCKS — (3.6%)
Bank of Greece	60,592	7,725,539	0.3%
Other Securities		105,620,508	4.5%
TOTAL COMMON STOCKS		113,346,047	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		256,488	0.0%
TOTAL — GREECE		113,602,535	4.8%
IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
DCC P.L.C.	324,316	11,211,949	0.5%
IAWS Group P.L.C.	368,887	9,010,483	0.4%
Other Securities		54,248,846	2.2%
TOTAL — IRELAND		74,471,278	3.1%
ITALY — (6.5%)
COMMON STOCKS — (6.4%)
# Azimut Holding SpA	445,446	7,516,025	0.3%
* Impregilo SpA	1,144,479	10,599,805	0.5%
Other Securities		182,646,755	7.6%
TOTAL COMMON STOCKS		200,762,585	8.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,187,126	0.1%
TOTAL — ITALY		201,949,711	8.5%
NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
Aalberts Industries NV	372,614	10,442,907	0.4%
Hagemeyer NV	1,941,147	9,370,301	0.4%
Imtech NV	87,055	7,693,535	0.3%
# Koninklijke Bam Groep NV	436,318	12,965,605	0.6%
Koninklijke Boskalis Westminster NV	223,109	8,244,627	0.4%
Nutreco Holding NV	146,191	10,935,089	0.5%
OPG Groep NV	218,634	7,901,960	0.3%
#* Tele Atlas NV	351,470	8,005,025	0.3%
USG People NV	196,365	9,140,675	0.4%
Other Securities		133,356,835	5.6%
TOTAL — NETHERLANDS		218,056,559	9.2%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		80,171,861	3.4%
PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		32,079,611	1.3%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		$125,820,286	5.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		258,481	0.0%
TOTAL — SPAIN		126,078,767	5.3%
SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
JM AB	280,673	10,359,847	0.4%
Trelleborg AB Series B	230,400	7,328,100	0.3%
Other Securities		141,582,274	6.0%
TOTAL COMMON STOCKS		159,270,221	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1	0.0%
TOTAL — SWEDEN		159,270,222	6.7%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Actelion, Ltd.	35,944	7,862,816	0.3%
Bank Sarasin & Cie Series B	1,778	7,708,400	0.3%
Barry Callebaut AG	10,927	8,935,411	0.4%
Clariant AG	794,519	13,560,457	0.6%
Converium Holding AG	546,150	9,989,112	0.4%
George Fisher AG	11,518	8,845,015	0.4%
Kuoni Reisen Holding AG	13,794	8,379,655	0.4%
# Lonza Group AG	129,327	12,789,845	0.5%
PSP Swiss Property AG	148,025	8,798,717	0.4%
Rieters Holdings AG	15,890	8,780,380	0.4%
Sika AG	8,623	17,131,434	0.7%
Sulzer AG	14,002	17,990,210	0.8%
Valiant Holding AG	60,231	8,556,960	0.4%
Other Securities		206,091,970	8.5%
TOTAL COMMON STOCKS		345,420,382	14.5%
PREFERRED STOCKS — (0.1%)
Other Securities		1,748,898	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,712	0.0%
TOTAL — SWITZERLAND		347,187,992	14.6%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		906,270	0.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,500,000 FNMA 6.50%, 09/01/36, valued at $3,303,007) to be repurchased at $3,253,469	$3,253	$3,253,000	0.1%
SECURITIES LENDING COLLATERAL — (24.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,344,315 FHLMC 6.000%, 03/15/29, valued at $2,154,717) to be repurchased at $2,112,468	2,112	2,112,156	0.1%
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $341,355,701 FHLMC 5.000%, 10/01/36 & 12/01/36, valued at $317,583,168) to be repurchased at $311,401,972	311,356	311,356,047	13.1%
@ Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $389,445,810 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 06/01/37 & FNMA, rates ranging from 4.500% to 7.200%, maturities ranging from 03/01/18 to 05/01/37, valued at $331,500,532) to be repurchased at $325,047,938	325,000	325,000,000	13.7%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $156,652,268 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/20 to 04/01/47, valued at $119,340,373) to be repurchased at $117,017,193	117,000	117,000,000	4.9%
TOTAL SECURITIES LENDING COLLATERAL		755,468,203	31.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,066,860,787)		$3,127,743,350	131.5%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (91.9%)
Consumer Discretionary — (9.7%)
Astral Media, Inc. Class A	14,800	$602,737	1.0%
Cogeco Cable, Inc. Subordinate Voting	10,900	436,061	0.7%
Corus Entertainment, Inc. Class B Non-Voting	17,300	800,626	1.3%
Dorel Industries, Inc. Class B Subordinate Voting	13,900	448,345	0.7%
* Forzani Group, Ltd. Class A	15,600	368,852	0.6%
* Great Canadian Gaming Corp.	34,400	460,875	0.8%
Linamar Corp.	21,800	395,400	0.6%
* Martinrea International, Inc.	24,600	400,647	0.7%
Reitmans Canada, Ltd.	23,000	536,509	0.9%
Torstar Corp. Class B Non-Voting	23,500	496,980	0.8%
Other Securities		1,406,475	2.3%
Total Consumer Discretionary		6,353,507	10.4%
Consumer Staples — (3.0%)
New Maple Leaf Foods, Inc.	26,800	406,159	0.7%
Rothmans, Inc.	27,700	586,320	1.0%
Other Securities		966,953	1.6%
Total Consumer Staples		1,959,432	3.3%
Energy — (22.9%)
*# Compton Petroleum Corp.	40,100	466,759	0.8%
* Duvernay Oil Corp.	13,300	507,952	0.8%
* Energy Metals Corp.	30,700	522,382	0.9%
* Oilexco, Inc.	58,300	625,188	1.0%
* Paramount Resources, Ltd. Class A	28,000	697,644	1.1%
Pason Systems, Inc.	30,200	467,569	0.8%
*# Petrobank Energy & Resources, Ltd.	28,900	703,857	1.2%
* Savanna Energy Services Corp.	22,800	479,619	0.8%
Shawcor, Ltd.	23,600	647,588	1.1%
* Tesco Corp.	14,300	441,594	0.7%
* UEX Corp.	62,100	409,317	0.7%
* UTS Energy Corp.	94,800	474,177	0.8%
Other Securities		8,641,241	14.1%
Total Energy		15,084,887	24.8%
Financials — (6.6%)
Canadian Western Bank	29,300	713,325	1.2%
* Dundee Corp. Class A Subordinate Voting	9,300	535,602	0.9%
Dundee Wealth Management, Inc.	48,600	775,165	1.3%
Home Capital Group, Inc.	13,600	508,474	0.8%
# Northbridge Financial Corp.	15,000	479,058	0.8%
Laurentian Bank of Canada	11,400	366,109	0.6%
Other Securities		960,559	1.5%
Total Financials		4,338,292	7.1%
Health Care — (5.1%)
* Axcan Pharma, Inc.	21,500	404,030	0.7%
Other Securities		2,971,245	4.8%
Total Health Care		3,375,275	5.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (9.3%)
* Flint Energy Services, Ltd.	18,800	$474,570	0.8%
Quebecor World, Inc.	41,700	511,893	0.8%
Russel Metals, Inc.	30,100	862,814	1.4%
* Stantec, Inc.	17,900	587,909	1.0%
Toromont Industries, Ltd.	25,200	664,398	1.1%
Transcontinental, Inc. Class A	31,000	614,435	1.0%
Other Securities		2,382,362	3.9%
Total Industrials		6,098,381	10.0%
Information Technology — (6.9%)
* MacDonald Dettweiler & Associates, Ltd.	13,500	557,241	0.9%
* Open Text Corp.	21,800	499,346	0.8%
Other Securities		3,495,494	5.7%
Total Information Technology		4,552,081	7.4%
Materials — (27.4%)
* Canfor Corp.	37,700	460,676	0.8%
* Catalyst Paper Corp.	112,400	384,615	0.6%
CCL Industries, Inc. Class B Non-Voting	12,500	500,187	0.8%
* Crystallex International Corp.	106,400	487,435	0.8%
* Eastern Platinum, Ltd.	189,100	436,684	0.7%
* Equinox Minerals, Ltd.	154,700	467,166	0.8%
* FNX Mining Co., Inc.	17,900	583,390	1.0%
* Sino-Forest Corp.	71,600	873,579	1.4%
* Thompson Creek Metals Company, Inc.	36,400	599,974	1.0%
West Fraser Timber Co., Ltd.	17,300	671,232	1.1%
* Northgate Minerals Corp.	116,500	374,682	0.6%
Other Securities		12,192,837	20.0%
Total Materials		18,032,457	29.6%
Telecommunication Services — (0.1%)
Total Telecommunication Services		46,150	0.1%
Utilities — (0.9%)
Total Utilities		595,711	1.0%
TOTAL COMMON STOCKS		60,436,173	99.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,910,000 FHLMC 5.50%, 09/15/32, valued at $1,698,696) to be repurchased at $1,670,241	$1,670	1,670,000	2.7%
SECURITIES LENDING COLLATERAL — (5.6%)
@ Repurchase Agreement, Bear Stearns & Co. 5.09%, 06/01/07 (Collateralized by $3,701,558 U.S. Treasury Note/Bond 5.000%, 08/15/11, valued at $3,721,702) to be repurchased at $3,648,728	3,648	3,648,212	6.0%
TOTAL INVESTMENTS — (100.0%) (Cost $61,849,585)		$65,754,385	107.9%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$12,106,505	0.4%
BRAZIL — (12.0%)
COMMON STOCKS — (1.6%)
Other Securities		53,939,304	1.8%
PREFERRED STOCKS — (10.4%)
Ambev Cia de Bebidas das Americas ADR	382,700	25,947,060	0.9%
Banci Itau Holding Financeira SA	868,000	38,113,378	1.2%
Banco Bradesco SA	1,604,316	40,838,653	1.3%
Companhia Vale do Rio Doce Series A	1,853,760	70,859,759	2.3%
Gerdau SA	697,734	15,705,371	0.5%
Investimentos Itau SA	3,630,981	22,738,522	0.7%
Telecomunicacoes de Sao Paulo SA	621,100	18,299,979	0.6%
Other Securities		108,649,857	3.6%
TOTAL PREFERRED STOCKS		341,152,579	11.1%
TOTAL — BRAZIL		395,091,883	12.9%
CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco Santander Chile SA ADR	295,998	14,533,502	0.5%
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	23,953,239	0.8%
Other Securities		57,814,140	1.9%
TOTAL COMMON STOCKS		96,300,881	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,181	0.0%
TOTAL — CHILE		96,501,062	3.2%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	19,472,470	0.6%
Other Securities		16,427,313	0.6%
TOTAL — CZECH REPUBLIC		35,899,783	1.2%
HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
MOL Hungarian Oil & Gas NYRT	168,429	21,673,925	0.7%
OTP Bank NYRT	404,689	21,421,425	0.7%
Other Securities		18,600,452	0.6%
TOTAL — HUNGARY		61,695,802	2.0%
INDIA — (11.7%)
COMMON STOCKS — (11.7%)
Hindustan Lever, Ltd.	2,697,394	13,567,672	0.5%
ICICI Bank Sponsored ADR	458,878	21,819,649	0.7%
Infosys Technologies, Ltd.	657,429	31,205,035	1.0%
ITC, Ltd.	3,899,423	15,752,149	0.5%
* Reliance Communications, Ltd.	1,721,955	21,433,618	0.7%
Reliance Industries, Ltd.	1,721,955	74,894,879	2.5%
Tata Consultancy Services, Ltd.	504,652	15,054,913	0.5%
Other Securities		190,723,083	6.2%
TOTAL — INDIA		384,450,998	12.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
PT Astra International Tbk	8,046,961	$14,981,997	0.5%
PT Telekomunikasi Indonesia Tbk	33,437,640	36,394,909	1.2%
Other Securities		33,336,522	1.1%
TOTAL COMMON STOCKS		84,713,428	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,860	0.0%
TOTAL — INDONESIA		84,720,288	2.8%
ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	51,823,380	1.7%
Other Securities		88,182,146	2.9%
TOTAL — ISRAEL		140,005,526	4.6%
MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
Other Securities		162,693,981	5.3%
MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
# America Movil S.A.B. de C.V. Series L	45,669,559	138,078,177	4.5%
America Movil S.A.B. de C.V. Series L ADR	376,240	22,781,332	0.7%
*# Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	21,480,678	0.7%
# Cementos de Mexico S.A.B de C.V. Series B	4,243,502	16,480,885	0.5%
Cemex S.A.B. de C.V. Sponsored ADR	570,622	22,185,783	0.7%
# Grupo Mexico S.A.B. de C.V. Series B	2,792,574	16,558,603	0.5%
# Telefonos de Mexico S.A. de C.V.	12,016,800	24,202,559	0.8%
# Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	33,615,329	1.1%
Other Securities		102,756,276	3.5%
TOTAL — MEXICO		398,139,622	13.0%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		34,928,216	1.1%
POLAND — (2.2%)
COMMON STOCKS — (2.2%)
Bank Pekao SA	156,792	13,988,452	0.5%
Other Securities		57,163,869	1.8%
TOTAL — POLAND		71,152,321	2.3%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Anglo American Platinum Corp., Ltd.	180,856	30,290,480	1.0%
AngloGold Ashanti, Ltd.	402,684	16,644,039	0.5%
FirstRand, Ltd.	7,981,316	25,608,635	0.8%
Impala Platinum Holdings, Ltd.	610,844	18,668,234	0.6%
MTN Group, Ltd.	2,048,030	28,099,395	0.9%
Sasol, Ltd. Sponsored ADR	828,800	30,143,456	1.0%
Standard Bank Group, Ltd.	1,631,952	24,109,351	0.8%
Telkom South Africa, Ltd.	710,238	17,085,261	0.6%
Other Securities		166,060,791	5.5%
TOTAL — SOUTH AFRICA		356,709,642	11.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
# Hyundai Heavy Industries Co., Ltd.	49,890	$17,079,215	0.6%
Kookmin Bank	161,175	14,592,376	0.5%
# POSCO	46,060	22,055,620	0.7%
Samsung Electronics Co., Ltd.	97,139	56,130,527	1.8%
Other Securities		239,896,905	7.8%
TOTAL — SOUTH KOREA		349,754,643	11.4%
TAIWAN — (9.1%)
COMMON STOCKS — (9.1%)
Cathay Financial Holdings Co., Ltd.	8,465,487	17,870,856	0.6%
Hon Hai Precision Industry Co., Ltd.	3,835,006	27,091,584	0.9%
Nan Ya Plastic Corp.	6,878,218	13,333,047	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	44,369,598	1.5%
Other Securities		198,103,454	6.4%
TOTAL — TAIWAN		300,768,539	9.8%
THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		48,767,513	1.6%
TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
Akbank T.A.S.	3,155,889	22,148,685	0.7%
Turkiye Garanti Bankasi A.S.	3,760,431	20,763,178	0.7%
Turkiye Is Bankasi A.S.	3,364,999	15,751,442	0.5%
Other Securities		53,630,260	1.8%
TOTAL — TURKEY		112,293,565	3.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,535,000 FHLMC 6.275%(r), 09/01/36, valued at $7,064,943) to be repurchased at $6,960,003	$6,959	6,959,000	0.2%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $402,756,711 FHLMC, rates ranging from 4.305%(r) to 7.337%(r), maturities ranging from 05/01/08 to 12/01/35 & FNMA, rates ranging from 4.277%(r) to 8.214%(r), maturities ranging from 04/01/17 to 12/01/44, valued at $241,783,748) to be repurchased at $237,077,784	237,043	237,042,820	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,628,286,203)		$3,289,681,709	107.6%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,099,859	0.2%
BRAZIL — (10.4%)
COMMON STOCKS — (1.2%)
Copesul Companhia Petroquimica do Sul	269,500	5,036,465	0.4%
Perdigao SA	311,716	5,646,911	0.5%
Other Securities		5,497,133	0.4%
TOTAL COMMON STOCKS		16,180,509	1.3%
PREFERRED STOCKS — (9.2%)
Acesita SA	97,876	3,612,394	0.3%
Braskem SA Special Preferred A Sponsored ADR	293,200	4,963,876	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800,000	7,140,875	0.6%
Duratex SA	370,000	10,562,624	0.9%
Eletropaulo Metropolita SA Preferred A	69,600,000	4,311,504	0.3%
Klabin SA	2,149,300	7,104,662	0.6%
Lojas Americanas SA	72,190,369	5,445,281	0.4%
Metalurgica Gerdau SA	145,929	4,322,415	0.4%
* Net Servicos de Comunicacao SA	400,902	6,761,700	0.5%
Sadia SA	1,138,000	5,846,986	0.5%
Sadia SA ADR	81,400	4,175,820	0.3%
Suzano Papel e Celullose SA	557,934	6,738,193	0.5%
Ultrapar Participacoes SA	137,030	4,224,319	0.3%
Vivo Participacoes SA	980,412	4,787,228	0.4%
Weg SA	890,600	7,464,164	0.6%
Other Securities		36,309,657	2.9%
TOTAL PREFERRED STOCKS		123,771,698	9.9%
TOTAL — BRAZIL		139,952,207	11.2%
CHILE — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		18,381,798	1.5%
HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		8,909,928	0.7%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
Other Securities		142,549,007	11.4%
PREFERRED STOCKS — (0.0%)
Other Securities		28,276	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,292	0.0%
TOTAL — INDIA		142,584,575	11.4%
INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
Other Securities		43,952,786	3.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$88,802	0.0%
TOTAL — INDONESIA		44,041,588	3.5%
ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		49,238,420	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		57,292	0.0%
TOTAL — ISRAEL		49,295,712	4.0%
MALAYSIA — (7.9%)
COMMON STOCKS — (7.9%)
* Malaysian Resources Corp. Berhad	5,864,866	3,701,426	0.3%
Other Securities		103,103,902	8.3%
TOTAL COMMON STOCKS		106,805,328	8.6%
PREFERRED STOCKS — (0.0%)
Other Securities		24,074	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		28,477	0.0%
TOTAL — MALAYSIA		106,857,879	8.6%
MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
Consorcio ARA S.A. de C.V.	4,060,800	6,541,444	0.5%
# Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	5,959,089	0.5%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	13,520,293	1.1%
Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,674,760	0.6%
*# Empresas ICA S.A.B. de C.V.	1,694,008	7,566,606	0.6%
# Gruma S.A.B. de C.V. Series B	1,069,600	3,754,730	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	3,319,452	0.3%
Grupo Cementos de Chihuahua S.A. de C.V.	730,200	5,201,387	0.4%
*# Industrias CH S.A.B. de C.V. Series B	1,502,948	7,256,190	0.6%
# TV Azteca S.A. de C.V. Series A	6,581,300	6,311,969	0.5%
Other Securities		18,734,895	1.4%
TOTAL — MEXICO		84,840,815	6.8%
PHILIPPINES — (1.7%)
COMMON STOCKS — (1.7%)
* Megaworld Properties & Holdings, Inc.	39,924,880	3,445,193	0.3%
Other Securities		19,333,905	1.5%
TOTAL — PHILIPPINES		22,779,098	1.8%
POLAND — (5.6%)
COMMON STOCKS — (5.5%)
* Cersanit SA	244,907	4,184,601	0.3%
* Echo Investment SA	118,198	4,555,976	0.4%
* Grupa Kety SA	44,298	3,458,449	0.3%
* Impexmetal SA	31,024	4,479,075	0.4%
Mostostal Siedlce SA	46,569	4,356,955	0.4%
Orbis SA	161,652	4,860,667	0.4%
Prokom Software SA	65,251	3,533,848	0.3%
Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	6,251,371	0.5%
Other Securities		38,571,660	3.0%
TOTAL COMMON STOCKS		74,252,602	6.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.1%)
Other Securities		$613,834	0.0%
TOTAL — POLAND		74,866,436	6.0%
SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
Aeci, Ltd.	373,412	4,636,168	0.4%
* African Rainbow Minerals, Ltd.	429,344	7,359,939	0.6%
Aveng, Ltd.	1,002,160	7,028,326	0.6%
Dimension Data Holdings PLC	3,458,471	3,640,157	0.3%
Johnic Communications, Ltd.	340,496	4,926,303	0.4%
Metropolitan Holdings, Ltd.	1,684,538	3,843,045	0.3%
Murray & Roberts Holdings, Ltd.	651,864	6,173,413	0.5%
# Northam Platinum, Ltd.	497,325	3,874,174	0.3%
Sun International, Ltd.	237,817	4,973,738	0.4%
Tongaat-Hulett Group, Ltd.	230,678	4,696,668	0.4%
Truworths International, Ltd.	1,011,805	5,889,430	0.5%
Other Securities		88,979,729	7.0%
TOTAL — SOUTH AFRICA		146,021,090	11.7%
SOUTH KOREA — (13.4%)
COMMON STOCKS — (13.4%)
Hyundai Securities Co., Ltd.	189,830	3,794,715	0.3%
# STX Shipbuilding Co., Ltd.	68,346	3,304,311	0.3%
Other Securities		173,581,019	13.9%
TOTAL COMMON STOCKS		180,680,045	14.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,786	0.0%
TOTAL — SOUTH KOREA		180,690,831	14.5%
TAIWAN — (10.1%)
COMMON STOCKS — (10.1%)
Other Securities		135,691,971	10.9%
THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
Other Securities		40,961,967	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		67,129	0.0%
TOTAL — THAILAND		41,029,096	3.3%
TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
Other Securities		43,468,924	3.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,380,000 FHLMC 6.275%(r), 09/01/36, valued at $6,919,612) to be repurchased at $6,813,982	$6,813	$6,813,000	0.6%
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $163,065,279 FHLMC, rates ranging from 4.281%(r) to 6.078%(r), maturities ranging from 09/01/31 to 09/01/36 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/16 to 05/01/37, valued at $99,605,997) to be repurchased at $97,667,271	97,653	97,652,867	7.8%
TOTAL INVESTMENTS - (100.0%) (Cost $835,827,182)		$1,346,977,674	108.0%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount	Value†
	(000)
UNITED STATES — (99.5%)
BONDS — (2.9%)
General Electric Capital Corp. Floating Rate Note (r) 5.390%, 08/22/08	$10,730	$10,736,374
(r) 5.320%, 10/24/08	53,300	53,319,721
(r) 5.360%, 10/24/08	9,500	9,503,496
(r) 5.390%, 01/05/09	10,385	10,389,071
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	5,000	5,000,455
TOTAL BONDS		88,949,117
CERTIFICATES OF DEPOSITS — (6.8%)
Barclays Bank 5.295%, 07/23/07	64,000	64,000,000
Credit Suisse 5.280%, 06/04/07	87,000	87,000,000
Deutsche Bank AG 5.270%, 06/04/07	60,000	60,000,000
TOTAL CERTIFICATES OF DEPOSITS		211,000,000
COMMERCIAL PAPER — (89.8%)
Abbey National North America 5.270%, 06/06/07	20,335	20,320,117
Alfa Corp. 5.250%, 06/06/07	12,990	12,980,493
5.250%, 06/11/07	29,480	29,436,903
Bank of America Corp. 5.240%, 06/01/07	61,500	61,500,000
Bank of Nova Scotia 5.250%, 06/15/07	27,800	27,743,210
5.240%, 06/29/07	50,400	50,194,514
Barton Capital Corp. 5.250%, 06/01/07	82,000	82,000,000
BASF AG 5.240%, 06/06/07	87,000	86,936,325
Beta Finance Corp. 5.250%, 06/01/07	2,000	2,000,000
5.250%, 06/11/07	19,200	19,171,647
5.250%, 06/18/07	19,000	18,952,420
5.245%, 06/25/07	39,000	38,862,459
5.250%, 06/25/07	11,000	10,961,206
BNP Paribas Finance, Inc. 5.240%, 06/04/07	89,700	89,660,604
Cafco LLC 5.240%, 06/08/07	23,900	23,875,278
5.240%, 06/18/07	37,000	36,907,345
5.250%, 07/11/07	25,000	24,853,250
CBA (DE) Finance, Inc. 5.250%, 06/12/07	88,000	87,858,566
CC (USA), Inc. 5.250%, 06/11/07	8,600	8,587,300
5.270%, 06/25/07	50,900	50,720,491

	Face Amount	Value†
	(000)
Ciesco L.P. 5.250%, 06/06/07	$14,000	$13,989,655
5.240%, 06/18/07	19,000	18,952,420
5.250%, 06/20/07	28,400	28,320,605
5.250%, 07/02/07	27,000	26,877,031
Colgate-Palmolive Co. 5.230%, 06/05/07	26,681	26,665,376
CRC Funding LLC 5.240%, 06/12/07	37,800	37,738,613
5.250%, 06/27/07	21,150	21,069,194
5.250%, 06/28/07	29,900	29,781,372
Danske Corp. 5.240%, 06/01/07	38,800	38,800,000
5.240%, 06/21/07	50,000	49,854,165
Deutsche Bank Financial 5.250%, 06/12/07	71,800	71,684,603
5.250%, 06/25/07	18,200	18,136,336
Dexia Delaware LLC 5.275%, 06/01/07	83,500	83,500,000
Eksportfinans 5.240%, 06/01/07	12,800	12,800,000
5.255%, 06/06/07	77,000	76,943,644
FPL Fuels, Inc. 5.260%, 06/29/07	24,700	24,599,103
Govco, Inc. 5.240%, 06/15/07	34,000	33,929,776
5.240%, 06/27/07	18,000	17,931,229
Greyhawk Funding LLC 5.260%, 06/18/07	87,000	86,781,726
Harvard University 5.250%, 06/04/07	9,600	9,595,560
HBOS Treasury Services P.L.C. 5.240%, 06/22/07	25,300	25,222,519
Hewlett-Packard Co. 5.250%, 06/01/07	87,000	87,000,000
Ixis Commercial Paper Corp. 5.245%, 06/08/07	15,100	15,084,527
Kittyhawk Funding Corp. 5.255%, 06/18/07	7,000	6,982,438
5.270%, 06/25/07	22,500	22,420,501
5.270%, 06/27/07	61,000	60,766,504
Lloyds TSB Bank P.L.C. 5.240%, 06/11/07	87,000	86,872,815
McGraw-Hill Companies, Inc. 5.230%, 06/08/07	52,500	52,445,893
Metlife Funding, Inc. 5.240%, 06/20/07	29,400	29,318,538
National Rural Utilities 5.240%, 06/20/07	18,539	18,487,337
5.260%, 07/09/07	41,900	41,661,240
Nstar Electric Co. 5.250%, 06/08/07	7,975	7,966,781
5.250%, 06/11/07	23,400	23,365,595
5.240%, 06/13/07	20,000	19,964,746
5.250%, 06/22/07	19,400	19,340,248

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
PPG Industries, Inc. 5.240%, 06/05/07	$60,500	$60,464,371
Rabobank USA Financial Corp. 5.290%, 06/01/07	57,000	57,000,000
5.250%, 06/26/07	33,000	32,879,778
Sheffield Receivables Corp. 5.260%, 06/04/07	40,500	40,482,010
5.260%, 06/07/07	46,700	46,658,516
Societe Generale North America 5.250%, 06/11/07	30,400	30,355,558
5.250%, 06/22/07	38,400	38,282,400
Southern Co. 5.255%, 06/01/07	18,000	18,000,000
5.240%, 06/05/07	28,970	28,952,940
5.240%, 06/06/07	19,800	19,785,425
5.240%, 06/19/07	10,800	10,771,488
5.250%, 06/27/07	13,300	13,249,340
Swedish Housing Finance Corp. 5.250%, 06/18/07	37,000	36,908,270
5.240%, 06/29/07	52,400	52,186,360
Total Capital SA 5.310%, 06/01/07	88,000	88,000,000
UBS Finance Delaware, Inc. 5.250%, 06/01/07	1,700	1,700,000
5.260%, 06/12/07	51,000	50,918,033
5.245%, 06/20/07	36,800	36,698,035
Windmill Funding Corp. 5.250%, 06/06/07	21,000	20,984,454
5.260%, 06/11/07	40,000	39,940,824
5.280%, 07/06/07	29,600	29,447,563
TOTAL COMMERCIAL PAPER		2,782,037,583
TOTAL — UNITED STATES		3,081,986,700
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $17,470,000 FHLMC 6.50%, 12/01/36, valued at $15,796,867) to be repurchased at $15,566,244	15,564	15,564,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,097,582,932)		$3,097,550,700

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (3.0%)
BONDS — (3.0%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	19,200	$15,768,674
Oesterreichische Kontrollbank AG (f) 2.000%, 11/26/07	13,000	10,583,537
(f) 3.500%, 02/18/08	54,475	44,734,614
(f) 1.500%, 03/27/08	21,000	16,982,052
TOTAL — AUSTRIA		88,068,877
BELGIUM — (2.6%)
BONDS — (2.6%)
Belgium, Kingdom of 5.750%, 03/28/08	56,000	76,177,753
CANADA — (1.9%)
BONDS — (1.9%)
British Columbia, Province of (f) 2.125%, 03/26/08	20,000	16,249,265
Canadian Government (e) 4.875%, 07/07/08	28,700	38,845,811
TOTAL — CANADA		55,095,076
DENMARK — (2.5%)
BONDS — (2.5%)
Denmark, Kingdom of 7.000%, 11/15/07	400,000	73,004,588
FRANCE — (7.5%)
BONDS — (7.5%)
Caisse D'Amortissement de la Dette Sociale SA 6.250%, 10/25/07	27,104	36,733,744
(g) 4.625%, 12/07/07	17,500	34,422,045
Caisse Nationale D'Autoroutes (f) 3.375%, 02/27/08	5,000	4,102,225
ERAP 3.375%, 04/25/08	44,850	59,870,064
French Treasury Note 3.500%, 01/12/08	50,000	66,955,960
Total Capital SA (f) 2.500%, 10/01/07	5,000	4,080,658
3.500%, 01/28/08	9,000	12,043,572
TOTAL — FRANCE		218,208,268
GERMANY — (11.5%)
BONDS — (11.5%)
Bayerische Landesbank (g) 5.250%, 12/07/07	10,803	21,299,190
3.250%, 02/28/08	19,600	26,160,471
Bundesschatzanweisungen 2.750%, 12/14/07	42,000	56,080,249
Depfa Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	11,872,206
KFW-Kreditanstalt Fuer Wiederaufbau AG 3.000%, 11/15/07	51,000	68,229,613

	Face Amount^	Value†
	(000)
(g) 5.375%, 12/07/07	1,500	$2,961,955
Landesbank Hessen-Thuringen Girozentrale (g) 5.125%, 12/07/07	4,000	7,882,469
Landeskreditbank Baden- Wuerttemberg Foerderbank 3.000%, 07/04/08	17,000	22,548,269
Landwirtschaftliche Rentenbank (f) 1.750%, 02/12/08	10,000	8,112,533
3.000%, 03/14/08	10,000	13,322,125
(j) 0.650%, 09/30/08	2,536,000	20,782,051
Norddeutsche Landesbank (j) 0.450%, 01/19/09	9,018,000	73,546,125
TOTAL — GERMANY		332,797,256
IRELAND — (1.1%)
BONDS — (1.1%)
General Electric Capital Euro Funding 2.750%, 04/18/08	25,000	33,163,424
NETHERLANDS — (8.9%)
BONDS — (8.9%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	9,300,000	76,376,460
Nederlandse Waterschapsbank NV 3.250%, 06/01/08	32,000	42,583,264
Netherlands, Government of 2.500%, 01/15/08	53,000	70,557,556
Rabobank Nederland NV 3.625%, 01/22/08	50,000	66,994,039
TOTAL — NETHERLANDS		256,511,319
NORWAY — (2.1%)
BONDS — (2.1%)
Eksportfinans ASA (e) 3.500%, 04/16/08	45,000	60,120,312
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.6%)
BONDS — (4.6%)
Eurofima (s) 5.625%, 02/05/08	89,000	12,995,911
European Investment Bank (e) 5.000%, 04/15/08	50,000	67,638,760
Inter-American Development Bank (f) 3.000%, 10/22/07	60,260	49,286,510
Nordic Investment Bank (t) 5.090%, 12/20/07	5,000	4,111,344
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		134,032,525
SWEDEN — (3.0%)
BONDS — (3.0%)
Swedish Government 5.000%, 01/28/09	583,000	85,519,698

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (5.9%)
BONDS — (5.9%)
Bank of England Euro Note (e) 2.500%, 01/28/08	57,550	$76,598,516
BP Capital Markets P.L.C. 5.000%, 12/27/07	4,025	7,922,522
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	17,200	22,944,604
HBOS Treasury Services P.L.C. (e) 3.750%, 01/23/08	12,700	17,023,116
(j) 0.800%, 10/02/08	4,325,000	35,411,018
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	6,000	11,755,949
TOTAL — UNITED KINGDOM		171,655,725
UNITED STATES — (44.8%)
AGENCY OBLIGATIONS — (5.2%)
Federal Home Loan Mortgage Corporation (e) 3.500%, 02/15/08	73,000	97,676,139
Federal National Mortgage Association (t) 6.375%, 08/15/07	65,000	53,799,575
TOTAL AGENCY OBLIGATIONS		151,475,714
BONDS — (8.5%)
Citigroup, Inc. (e) 4.625%, 11/14/07	13,000	17,509,724
(f) 1.500%, 04/07/08	25,000	20,178,437
General Electric Capital Corp. (j) 0.550%, 10/14/08	3,688,000	30,127,536
(j) 0.750%, 02/05/09	1,547,000	12,643,198
(f) 2.250%, 02/09/09	21,000	16,934,748
General Electric Capital Corp. Floating Rate Note
(r) 5.460%, 07/28/08	1,700	1,702,057
(r) 5.390%, 08/22/08	10,000	10,005,940
(r) 5.396%, 12/12/08	6,200	6,205,555
Pfizer, Inc. (j) 0.800%, 03/18/08	7,539,000	61,893,084
Toyota Motor Credit Corp. (f) 2.000%, 11/13/07	22,900	18,650,581
(j) 0.750%, 06/09/08	5,956,000	48,884,225
TOTAL BONDS		244,735,085
COMMERCIAL PAPER — (31.1%)
Barton Capital Corp. 5.250%, 06/01/07	49,000	49,000,000
5.270%, 06/07/07	14,000	13,987,586
5.260%, 06/13/07	20,800	20,763,157
BASF AG 5.240%, 06/06/07	22,300	22,283,679
5.240%, 06/08/07	25,000	24,974,383
5.240%, 06/21/07	18,300	18,246,624
5.240%, 06/22/07	17,700	17,645,794
Cafco LLC 5.250%, 06/22/07	37,700	37,583,665
5.250%, 06/29/07	35,000	34,855,996
Ciesco L.P. 5.260%, 06/08/07	3,000	2,996,897

	Face Amount^	Value†
	(000)
5.250%, 06/20/07	11,600	$11,567,571
5.250%, 06/21/07	9,000	8,973,535
5.250%, 07/02/07	23,000	22,895,249
CRC Funding LLC 5.240%, 06/12/07	27,600	27,555,178
5.260%, 06/21/07	19,700	19,642,070
5.250%, 06/28/07	31,900	31,773,437
5.250%, 07/09/07	5,000	4,972,107
Eksportfinans 5.240%, 06/01/07	23,400	23,400,000
Govco, Inc. 5.250%, 07/06/07	10,000	9,948,599
Greyhawk Funding LLC 5.260%, 06/18/07	82,000	81,794,270
Hewlett-Packard Co. 5.250%, 06/01/07	19,700	19,700,000
5.250%, 06/13/07	10,300	10,281,844
5.260%, 06/20/07	30,900	30,813,891
Ixis Commercial Paper Corp. 5.245%, 06/08/07	4,600	4,595,286
Kittyhawk Funding Corp. 5.270%, 06/08/07	22,500	22,476,681
5.250%, 06/11/07	17,000	16,974,850
5.260%, 06/20/07	14,300	14,259,947
5.270%, 06/27/07	11,778	11,732,916
Nstar Electric Co. 5.240%, 06/06/07	5,000	4,996,320
Sheffield Receivables Corp. 5.260%, 06/01/07	21,000	21,000,000
5.260%, 06/04/07	28,000	27,987,562
5.260%, 06/12/07	34,200	34,144,353
Southern Co. 5.240%, 06/06/07	1,900	1,898,601
5.240%, 06/19/07	9,600	9,574,656
Swedish Housing Finance Corp 5.250%, 06/15/07	27,100	27,044,640
Swedish Housing Finance Corp. 5.250%, 06/18/07	21,300	21,247,193
Total Capital SA 5.310%, 06/01/07	68,000	68,000,000
Windmill Funding Corp. 5.250%, 06/11/07	25,000	24,963,015
5.260%, 06/11/07	10,200	10,184,910
5.250%, 06/14/07	5,000	4,990,389
5.260%, 06/21/07	11,000	10,967,593
5.270%, 06/21/07	18,700	18,644,908
TOTAL COMMERCIAL PAPER		901,339,352
TOTAL — UNITED STATES		1,297,550,151
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $19,195,000 FNMA 5.058%(r), 01/01/36, valued at $17,435,154) to be repurchased at $17,178,476	$17,176	17,176,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,830,594,855)		$2,899,080,972

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $729,542, $0, $1,309,133 and $1,648,092 of securities on loan, respectively)	$5,482,165	$386,727	$10,923,867	$10,780,758
Temporary Cash Investments at Value	54,826	1,975	66,911	51,157
Collateral Received from Securities on Loan at Value	750,884	—	1,356,622	1,730,833
Foreign Currencies at Value	—	381	—	—
Cash	1,863	—	—	1
Receivables:
Investment Securities Sold	—	—	—	30,298
Dividends and Interest	10,391	3,194	12,718	7,923
Securities Lending Income	94	—	165	1,037
Fund Shares Sold	1,732	—	6,206	8,913
Realized Gain of Forward Currency Contracts	—	1,413	—	—
Unrealized Gain on Swap Contracts	—	724	—	—
Unrealized Gain on Forward Currency Contracts	—	1,703	—	—
Prepaid Expenses and Other Assets	19	3	25	23
Total Assets	6,301,974	396,120	12,366,514	12,610,943
LIABILITIES:
Payables:
Upon Return of Securities Loaned	750,884	—	1,356,622	1,730,833
Investment Securities Purchased	—	—	—	39,302
Fund Shares Redeemed	1,467	347	119	981
Due to Advisor	114	16	897	1,773
Fund Margin Variation	33	249	—	—
Unrealized Loss on Forward Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	274	22	369	458
Total Liabilities	752,772	643	1,358,007	1,773,347
NET ASSETS	$5,549,202	$395,477	$11,008,507	$10,837,596
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	38,396,810	440,180,123	426,142,450
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$10.30	$25.01	$25.43
Investments at Cost	$3,412,212	$377,275	$8,031,348	$8,544,900
Temporary Cash Investments at Cost	$54,826	$1,975	$66,911	$51,157
Collateral Received from Securities on Loan at Cost	$750,884	$—	$1,356,622	$1,730,833
Foreign Currencies at Cost	$—	$366	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$350,916	$7,950,348	$7,889,075
Accumulated Net Investment Income (Loss)	N/A	6,279	34,662	36,143
Accumulated Net Realized Gain (Loss)	N/A	(1,664)	130,978	676,520
Net Unrealized Appreciation (Depreciation)	N/A	39,946	2,892,519	2,235,858
NET ASSETS	N/A	$395,477	$11,008,507	$10,837,596
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $925,163, $953,008, $2,298,491 and $478,329 of securities on loan, respectively)	$4,083,420	$5,357,200	$9,608,031	$1,532,513
Temporary Cash Investments at Value	23,836	33,906	39,037	1,056
Collateral Received from Securities on Loan at Value	970,082	1,018,444	2,423,535	523,021
Foreign Currencies at Value	—	—	37,838	600
Cash	1	—	15	15
Receivables:
Investment Securities Sold	1,911	6,363	9,523	1,184
Dividends, Interest, and Tax Reclaims	2,370	2,675	30,721	10,554
Securities Lending Income	849	1,622	4,896	883
Fund Shares Sold	2,919	1,017	9,793	39
Prepaid Expenses and Other Assets	7	30	23	4
Total Assets	5,085,395	6,421,257	12,163,412	2,069,869
LIABILITIES:
Payables:
Upon Return of Securities Loaned	970,082	1,018,444	2,423,535	523,021
Investment Securities Purchased	12,053	16,654	68,877	—
Fund Shares Redeemed	—	—	305	—
Due to Advisor	100	440	1,580	128
Accrued Expenses and Other Liabilities	185	267	392	90
Total Liabilities	982,420	1,035,805	2,494,689	523,239
NET ASSETS	$4,102,975	$5,385,452	$9,668,723	$1,546,630
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	226,075,259	447,238,032	380,612,787	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.15	$12.04	$25.40	N/A
Investments at Cost	$3,375,606	$4,259,227	$6,249,547	$1,509,419
Temporary Cash Investments at Cost	$23,836	$33,906	$39,037	$1,056
Collateral Received from Securities on Loan at Cost	$970,082	$1,018,444	$2,423,535	$523,021
Foreign Currencies at Cost	$—	$—	$37,705	$600
NET ASSETS CONSIST OF:
Paid-In Capital	$3,208,503	$4,068,245	$5,937,449	N/A
Accumulated Net Investment Income (Loss)	13,654	19,930	130,871	N/A
Accumulated Net Realized Gain (Loss)	173,004	199,304	241,818	N/A
Net Unrealized Appreciation (Depreciation)	707,814	1,097,973	3,358,585	N/A
NET ASSETS	$4,102,975	$5,385,452	$9,668,723	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $361,945, $9,758, $708,159 and $3,350 of securities on loan, respectively)	$1,078,874	$1,296,521	$2,369,022	$60,436
Temporary Cash Investments at Value	3,449	161	3,253	1,670
Collateral Received from Securities on Loan at Value	415,150	10,339	755,468	3,648
Foreign Currencies at Value	3,036	997	9,287	16
Cash	15	16	15	15
Receivables:
Investment Securities Sold	287	197	2,896	—
Dividends, Interest, and Tax Reclaims	1,510	4,627	4,504	23
Securities Lending Income	450	4	985	6
Fund Shares Sold	7	4	—	2,095
Prepaid Expenses and Other Assets	2	3	6	—
Deferred Offering Costs	—	—	—	1
Total Assets	1,502,780	1,312,869	3,145,436	67,910
LIABILITIES:
Payables:
Upon Return of Securities Loaned	415,150	10,339	755,468	3,648
Investment Securities Purchased	364	868	10,460	3,299
Fund Shares Redeemed	—	—	26	—
Due to Advisor	86	108	195	4
Accrued Expenses and Other Liabilities	55	48	115	13
Total Liabilities	415,655	11,363	766,264	6,964
NET ASSETS	$1,087,125	$1,301,506	$2,379,172	$60,946
Investments at Cost	$699,692	$758,462	$1,308,140	$56,531
Temporary Cash Investments at Cost	$3,449	$161	$3,253	$1,670
Collateral Received from Securities on Loan at Cost	$415,150	$10,339	$755,468	$3,648
Foreign Currencies at Cost	$2,947	$1,010	$9,232	$15

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $218,951, $90,979, $0, and $0 of securities on loan, respectively)	$3,045,680	$1,242,512	$3,081,987	$2,881,905
Temporary Cash Investments at Value	6,959	6,813	15,564	17,176
Collateral Received from Securities on Loan at Value	237,043	97,653	—	—
Foreign Currencies at Value	686	317	—	4,680
Cash	16	3,195	—	16
Receivables:
Dividends, Interest, and Tax Reclaims	8,324	2,249	918	25,547
Securities Lending Income	241	168	—	—
Fund Shares Sold	570	—	3,333	2,651
Unrealized Gain on Forward Currency Contracts	—	—	—	20,911
Prepaid Expenses and Other Assets	16	19	6	6
Total Assets	3,299,535	1,352,926	3,101,808	2,952,892
LIABILITIES:
Payables:
Upon Return of Securities Loaned	237,043	97,653	—	—
Investment Securities Purchased	1,848	6,303	—	—
Fund Shares Redeemed	6	553	—	573
Due to Advisor	249	198	127	121
Unrealized Loss on Forward Currency Contracts	—	—	—	422
Deferred Thailand Capital Gains Tax	2,966	1,199	—	—
Accrued Expenses and Other Liabilities	289	113	126	141
Total Liabilities	242,401	106,019	253	1,257
NET ASSETS	$3,057,134	$1,246,907	$3,101,555	$2,951,635
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	309,631,315	284,032,487
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$10.02	$10.39
Investments at Cost	$1,384,284	$731,361	$3,082,019	$2,813,419
Temporary Cash Investments at Cost	$6,959	$6,813	$15,564	$17,176
Collateral Received from Securities on Loan at Cost	$237,043	$97,653	$—	$—
Foreign Currencies at Cost	$688	$316	$—	$4,572
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,102,563	$2,847,022
Accumulated Net Investment Income (Loss)	N/A	N/A	13,621	41,798
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,597)	(26,755)
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(32)	89,570
NET ASSETS	N/A	N/A	$3,101,555	$2,951,635
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$50,314	—	$67,021	$60,023
Interest	1,924	$6,435	2,703	2,210
Income from Securities Lending	547	—	1,140	5,225
Total Investment Income	52,785	6,435	70,864	67,458
Expenses
Investment Advisory Services Fees	646	90	4,898	10,059
Accounting & Transfer Agent Fees	249	27	464	476
S&P 500® Fees	42	4	—	—
Custodian Fees	31	18	51	77
Legal Fees	57	—	19	23
Audit Fees	30	2	46	55
Shareholders' Reports	20	1	28	36
Directors'/Trustees' Fees & Expenses	31	2	47	57
Other	39	2	58	71
Total Expenses	1,145	146	5,611	10,854
Net Investment Income (Loss)	51,640	6,289	65,253	56,604
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	(29)	131,248	679,023
Futures	5,321	17,885	—	—
Foreign Currency Transactions	—	(4,861)	—	—
Swap Contracts	—	639	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	(558)	1,020,820	270,432
Futures	1,342	7,885	—	—
Swap Contracts	—	421	—	—
Translation of Foreign Currency Denominated Amounts	—	7,971	—	—
Net Realized and Unrealized Gain (Loss)	463,291	29,353	1,152,068	949,455
Net Increase (Decrease) in Net Assets Resulting from Operations	$514,931	$35,642	$1,217,321	$1,006,059

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,012 and $947, respectively)	$19,014	$26,459	$161,000	$12,590
Interest	608	787	1,141	199
Income from Securities Lending	4,275	8,757	10,357	5,259
Total Investment Income	23,897	36,003	172,498	18,048
Expenses
Investment Advisory Services Fees	574	2,529	8,450	756
Accounting & Transfer Agent Fees	187	244	404	83
Custodian Fees	43	52	554	146
Legal Fees	9	13	14	4
Audit Fees	21	29	38	9
Shareholders' Reports	14	19	21	5
Directors'/Trustees' Fees & Expenses	22	30	39	9
Other	30	38	67	15
Total Expenses	900	2,954	9,587	1,027
Net Investment Income (Loss)	22,997	33,049	162,911	17,021
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	175,473	200,507	242,536	33,661
Foreign Currency Transactions	—	—	765	(35)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	128,022	178,524	1,045,173	(12,537)
Translation of Foreign Currency Denominated Amounts	—	—	(314)	(372)
Net Realized and Unrealized Gain (Loss)	303,495	379,031	1,288,160	20,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$326,492	$412,080	$1,451,071	$37,738

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $157, $0, $4,530 and $5, respectively)	$13,632	$16,789	$27,759	$27
Interest	171	56	124	13
Income from Securities Lending	2,343	25	4,098	6
Total Investment Income	16,146	16,870	31,981	46
Expenses
Investment Advisory Services Fees	441	610	1,063	5
Accounting & Transfer Agent Fees	53	69	111	5
Custodian Fees	135	40	259	20
Legal Fees	1	2	4	—
Audit Fees	4	6	9	—
Shareholders' Reports	2	3	5	—
Directors'/Trustees' Fees & Expenses	4	6	9	—
Other	23	10	18	1
Total Expenses	663	746	1,478	31
Net Investment Income (Loss)	15,483	16,124	30,503	15
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	20,273	33,402	106,338	—
Foreign Currency Transactions	655	35	107	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	225,085	135,411	329,802	3,906
Translation of Foreign Currency Denominated Amounts	(21)	(24)	(53)	(6)
Net Realized and Unrealized Gain (Loss)	245,992	168,824	436,194	3,856
Net Increase (Decrease) in Net Assets Resulting from Operations	$261,475	$184,948	$466,697	$3,871

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,311, $829, $0 and $0, respectively)	$35,945	$12,505	—	—
Interest	241	117	$74,587	$48,713
Income from Securities Lending	1,120	756	—	—
Total Investment Income	37,306	13,378	74,587	48,713
Expenses
Investment Advisory Services Fees	1,339	1,043	710	683
Accounting & Transfer Agent Fees	137	61	142	139
Custodian Fees	936	464	17	125
Legal Fees	7	2	3	6
Audit Fees	17	9	15	15
Shareholders' Reports	8	2	9	9
Directors'/Trustees' Fees & Expenses	15	5	16	16
Other	31	17	18	19
Total Expenses	2,490	1,603	930	1,012
Net Investment Income (Loss)	34,816	11,775	73,657	47,701
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395	39,439	(17)	(285)
Foreign Currency Transactions	146	(142)	—	(48,894)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	236,008	874	(4,827)
Translation of Foreign Currency Denominated Amounts	126	58	—	72,476
Deferred Thailand Capital Gains Tax	(265)	(114)	—	—
Net Realized and Unrealized Gain (Loss)	542,771	275,249	857	18,470
Net Increase (Decrease) in Net Assets Resulting from Operations	$577,587	$287,024	$74,514	$66,171

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,640	$87,710	$6,289	$11,543	$65,253	$119,373	$56,604	$103,401
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,946)	(8,634)	(29)	(2,115)	131,248	477,934	679,023	945,679
Futures	5,321	6,769	17,885	8,831	—	—	—	—
Foreign Currency Transactions	—	—	(4,861)	(790)	—	—	—	—
Swap Contracts	—	—	639	1,860	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	460,574	523,721	(558)	11,808	1,020,820	631,814	270,432	517,884
Futures	1,342	(1,050)	7,885	16,928	—	—	—	—
Swap Contracts	—	—	421	(613)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	7,971	(5,635)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	514,931	608,516	35,642	41,817	1,217,321	1,229,121	1,006,059	1,566,964
Distributions From:
Net Investment Income	—	—	(1,466)	(4,468)	(32,076)	(127,544)	(22,308)	(104,797)
Net Short-Term Gains	—	—	(11,623)	—	(14,058)	(14,160)	(77,426)	(37,843)
Net Long-Term Gains	—	—	(14,452)	(4,136)	(463,917)	(186,026)	(868,641)	(678,973)
Total Distributions	—	—	(27,541)	(8,604)	(510,051)	(327,730)	(968,375)	(821,613)
Capital Share Transactions (1):
Shares Issued	—	—	32,252	55,264	1,051,942	1,997,675	648,246	899,678
Shares Issued in Lieu of Cash Distributions	—	—	26,974	8,537	491,277	317,835	943,202	795,998
Shares Redeemed	—	—	(19,133)	(63,339)	(108,288)	(182,182)	(235,948)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	—	—	40,093	462	1,434,931	2,133,328	1,355,500	1,172,162
Transactions in Interest:
Contributions	308,010	753,004	—	—	—	—	—	—
Withdrawals	(226,719)	(647,252)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	81,291	105,752	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	596,222	714,268	48,194	33,675	2,142,201	3,034,719	1,393,184	1,917,513
Net Assets
Beginning of Period	4,952,980	4,238,712	347,283	313,608	8,866,306	5,831,587	9,444,412	7,526,899
End of Period	$5,549,202	$4,952,980	$395,477	$347,283	$11,008,507	$8,866,306	$10,837,596	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	3,310	5,851	44,806	92,566	26,816	37,774
Shares Issued in Lieu of Cash Distributions	N/A	N/A	2,836	916	21,752	15,344	40,735	36,792
Shares Redeemed	N/A	N/A	(1,961)	(6,751)	(4,583)	(8,564)	(9,819)	(22,249)
	N/A	N/A	4,185	16	61,975	99,346	57,732	52,317
Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	$6,279	$7,107	$34,662	$1,485	$36,143	$1,847

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,997	$36,669	$33,049	$45,889	$162,911	$193,174	$17,021	$23,044
Net Realized Gain (Loss) on:
Investment Securities Sold	175,473	237,752	200,507	436,862	242,536	201,700	33,661	62,821
Foreign Currency Transactions	—	—	—	—	765	378	(35)	(83)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	128,022	201,127	178,524	125,507	1,045,173	1,351,708	(12,537)	(135,957)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(314)	486	(372)	218
Net Increase (Decrease) in Net Assets Resulting from Operations	326,492	475,548	412,080	608,258	1,451,071	1,747,446	37,738	(49,957)
Distributions From:
Net Investment Income	(10,162)	(37,137)	(14,158)	(46,539)	(25,660)	(202,210)	—	—
Net Short-Term Gains	(37,237)	(34,285)	(61,220)	(72,770)	(14,957)	(11,375)	—	—
Net Long-Term Gains	(200,073)	(153,072)	(375,219)	(336,642)	(185,943)	(115,307)	—	—
Total Distributions	(247,472)	(224,494)	(450,597)	(455,951)	(226,560)	(328,892)	—	—
Capital Share Transactions (1):
Shares Issued	246,425	463,046	321,273	516,783	947,057	1,589,921	—	—
Shares Issued in Lieu of Cash Distributions	243,989	221,851	439,322	443,063	226,219	307,948	—	—
Shares Redeemed	(84,963)	(211,846)	(162,672)	(238,645)	(186,316)	(226,869)	—	—
Net Increase (Decrease) from Capital Share Transactions	405,451	473,051	597,923	721,201	986,960	1,671,000	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	155,655	334,524
Withdrawals	—	—	—	—	—	—	(32,485)	(50,274)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	123,170	284,250
Total Increase (Decrease) in Net Assets	484,471	724,105	559,406	873,508	2,211,471	3,089,554	160,908	234,293
Net Assets
Beginning of Period	3,618,504	2,894,399	4,826,046	3,952,538	7,457,252	4,367,698	1,385,722	1,151,429
End of Period	$4,102,975	$3,618,504	$5,385,452	$4,826,046	$9,668,723	$7,457,252	$1,546,630	$1,385,722
(1) Shares Issued and Redeemed:
Shares Issued	14,347	27,493	28,098	44,880	40,459	80,546	N/A	N/A
Shares Issued in Lieu of Cash Distributions	14,627	14,136	39,434	41,073	10,265	16,678	N/A	N/A
Shares Redeemed	(4,871)	(12,687)	(14,233)	(20,711)	(8,138)	(11,688)	N/A	N/A
	24,103	28,942	53,299	65,242	42,586	85,536	N/A	N/A
Accumulated Net Investment Income (Loss) at End of Period	$13,654	$819	$19,930	$1,039	$130,871	$(7,523)	N/A	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to May 31, 2007
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,483	$23,806	$16,124	$23,984	$30,503	$32,787	$15
Net Realized Gain (Loss) on:
Investment Securities Sold	20,273	37,029	33,402	30,432	106,338	46,115	—
Foreign Currency Transactions	655	(442)	35	359	107	(3)	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	225,085	130,890	135,411	275,001	329,802	455,015	3,906
Translation of Foreign Currency Denominated Amounts	(21)	15	(24)	23	(53)	130	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	261,475	191,298	184,948	329,799	466,697	534,044	3,871
Transactions in Interest:
Contributions	99,245	171,488	14,858	158,726	65,286	375,913	57,075
Withdrawals	(23,222)	(9,082)	(16,126)	(13,737)	(28,005)	(16,701)	—
Net Increase (Decrease) from Transactions in Interest	76,023	162,406	(1,268)	144,989	37,281	359,212	57,075
Total Increase (Decrease) in Net Assets	337,498	353,704	183,680	474,788	503,978	893,256	60,946
Net Assets
Beginning of Period	749,627	395,923	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,087,125	$749,627	$1,301,506	$1,117,826	$2,379,172	$1,875,194	$60,946

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,816	$54,451	$11,775	$17,070	$73,657	$94,187	$47,701	$72,520
Net Realized Gain (Loss) on:
Investment Securities Sold	27,395	28,277	39,439	65,664	(17)	(4,503)	(285)	(15,021)
Foreign Currency Transactions	146	(585)	(142)	(496)	—	—	(48,894)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	515,369	484,776	236,008	160,217	874	16,421	(4,827)	91,272
Translation of Foreign Currency Denominated Amounts	126	(23)	58	6	—	—	72,476	(46,235)
Deferred Thailand Capital Gains Tax	(265)	902	(114)	(475)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	577,587	567,798	287,024	241,986	74,514	106,105	66,171	103,688
Distributions From:
Net Investment Income	—	—	—	—	(69,351)	(90,843)	(10,572)	(19,326)
Total Distributions	—	—	—	—	(69,351)	(90,843)	(10,572)	(19,326)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	851,516	1,068,203	374,334	511,783
Shares Issued in Lieu of Cash Distributions	—	—	—	—	67,697	89,382	10,572	19,113
Shares Redeemed	—	—	—	—	(241,952)	(707,260)	(57,644)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	677,261	450,325	327,262	416,177
Transactions in Interest:
Contributions	150,204	455,977	123,368	181,431	—	—	—	—
Withdrawals	(85,628)	(461,369)	(67,014)	(65,159)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	64,576	(5,392)	56,354	116,272	—	—	—	—
Total Increase (Decrease) in Net Assets	642,163	562,406	343,378	358,258	682,424	465,587	382,861	500,539
Net Assets
Beginning of Period	2,414,971	1,852,565	903,529	545,271	2,419,131	1,953,544	2,568,774	2,068,235
End of Period	$3,057,134	$2,414,971	$1,246,907	$903,529	$3,101,555	$2,419,131	$2,951,635	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	85,181	107,376	36,429	51,248
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	6,792	8,997	1,041	1,908
Shares Redeemed	N/A	N/A	N/A	N/A	(24,226)	(71,080)	(5,648)	(11,439)
	N/A	N/A	N/A	N/A	67,747	45,293	31,822	41,717
Accumulated Net Investment Income (Loss) at End of Period	N/A	N/A	N/A	N/A	$13,621	$9,315	$41,798	$52,411

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Net Asset Value, Beginning of Period	N/A		N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—		—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—		—	—	—	—	—
Total From Investment Operations	—		—	—	—	—	—
Less Distributions
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	N/A		N/A	N/A	N/A	N/A	N/A
Total Return	10.28	%(C)	14.25%	8.51%	12.77%	15.05%	(16.59)%
Net Assets, End of Period (thousands)	$5,549,202		$4,952,980	$4,238,712	$3,493,919	$3,000,997	$2,623,557
Ratio of Expenses to Average Net Assets	0.04	%(B)	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.00	%(B)	1.95%	1.87%	1.99%	1.75%	1.53%
Portfolio Turnover Rate	2	%(C)	4%	6%	2%	8%	11%

The Enhanced U.S. Large Company Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$9.17	$8.83	$7.94	$6.97	$8.41
Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.33	(A)	0.27	(A)	0.08	0.15	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.79	0.90	0.36	0.91	0.93	(1.46)
Total From Investment Operations	0.96	1.23	0.63	0.99	1.08	(1.28)
Less Distributions
Net Investment Income	(0.04)	(0.13)	(0.29)	(0.10)	(0.11)	(0.16)
Net Realized Gains	(0.77)	(0.12)	—	—	—	—
Total Distributions	(0.81)	(0.25)	(0.29)	(0.10)	(0.11)	(0.16)
Net Asset Value, End of Period	$10.30	$10.15	$9.17	$8.83	$7.94	$6.97
Total Return	10.10	%(C)	13.69%	7.21%	12.50%	15.71%	(15.34)%
Net Assets, End of Period (thousands)	$395,477	$347,283	$313,608	$221,780	$141,478	$101,407
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.08%	0.17%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.49	%(B)	3.52%	2.96%	1.59%	1.44%	2.61%
Portfolio Turnover Rate	12	%(C)	134%	57%	125%	138%	183%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01	$14.44
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.36	(A)	0.29	0.23	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	2.75	3.27	2.41	3.09	2.41	(1.43)
Total From Investment Operations	2.91	3.63	2.70	3.32	2.62	(1.23)
Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.32)	(0.18)	(0.22)	(0.20)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—	—
Total Distributions	(1.34)	(1.10)	(0.34)	(0.18)	(0.22)	(0.20)
Net Asset Value, End of Period	$25.01	$23.44	$20.91	$18.55	$15.41	$13.01
Total Return	13.03	%(C)	18.16%	14.66%	21.68%	20.34%	(8.64)%
Net Assets, End of Period (thousands)	$11,008,507	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$1,737,809
Ratio of Expenses to Average Net Assets	0.11	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.34	%(B)	1.68%	1.56%	1.41%	1.62%	1.49%
Portfolio Turnover Rate	3	%(C)	13%	9%	7%	7%	9%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$25.64	$23.81	$23.78	$20.20	$15.04	$16.54
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.17	0.16	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.28	4.11	2.35	5.09	6.29	0.11
Total From Investment Operations	2.42	4.40	2.52	5.25	6.41	0.22
Less Distributions
Net Investment Income	(0.06)	(0.30)	(0.31)	(0.08)	(0.12)	(0.11)
Net Realized Gains	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)	(1.61)
Total Distributions	(2.63)	(2.57)	(2.49)	(1.67)	(1.25)	(1.72)
Net Asset Value, End of Period	$25.43	$25.64	$23.81	$23.78	$20.20	$15.04
Total Return	10.43	%(C)	20.63%	11.67%	27.87%	46.31%	1.05%
Net Assets, End of Period (thousands)	$10,837,596	$9,444,412	$7,526,899	$6,294,902	$4,518,054	$3,148,780
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.13	%(B)	1.24%	0.75%	0.78%	0.75%	0.70%
Portfolio Turnover Rate	13	%(C)	27%	27%	26%	35%	30%

The U.S. Small Cap Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93	$11.08
Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.19	(A)	0.15	0.12	0.08	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.35	2.27	1.44	2.22	3.92	(1.00)
Total From Investment Operations	1.46	2.46	1.59	2.34	4.00	(0.91)
Less Distributions
Net Investment Income	(0.05)	(0.19)	(0.18)	(0.08)	(0.09)	(0.10)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—	(0.14)
Total Distributions	(1.23)	(1.27)	(0.95)	(0.09)	(0.09)	(0.24)
Net Asset Value, End of Period	$18.15	$17.92	$16.73	$16.09	$13.84	$9.93
Total Return	8.74	%(C)	15.90%	10.40%	16.99%	40.32%	(8.42)%
Net Assets, End of Period (thousands)	$4,102,975	$3,618,504	$2,894,399	$2,321,090	$1,468,486	$851,901
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.05%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.21	%(B)	1.13%	0.94%	0.85%	0.84%	0.81%
Portfolio Turnover Rate	10	%(C)	18%	21%	16%	16%	34%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Micro Cap Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$12.25	$12.02	$11.92	$10.48	$7.11	$7.50
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.12	(A)	0.09	0.07	0.05	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.85	1.48	1.10	1.65	3.47	(0.25)
Total From Investment Operations	0.93	1.60	1.19	1.72	3.52	(0.21)
Less Distributions
Net Investment Income	(0.03)	(0.12)	(0.10)	(0.05)	(0.05)	(0.05)
Net Realized Gains	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)	(0.13)
Total Distributions	(1.14)	(1.37)	(1.09)	(0.28)	(0.15)	(0.18)
Net Asset Value, End of Period	$12.04	$12.25	$12.02	$11.92	$10.48	$7.11
Total Return	8.35	%(C)	15.00%	10.77%	16.83%	50.34%	(2.96)%
Net Assets, End of Period (thousands)	$5,385,452	$4,826,046	$3,952,538	$3,216,440	$2,624,043	$1,611,189
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31	%(B)	1.04%	0.80%	0.64%	0.68%	0.58%
Portfolio Turnover Rate	9	%(C)	22%	24%	27%	19%	19%

The DFA International Value Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33	$10.15
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.65	(A)	0.43	0.33	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.55	5.27	1.95	3.61	3.06	(0.78)
Total From Investment Operations	4.00	5.92	2.38	3.94	3.33	(0.54)
Less Distributions
Net Investment Income	(0.07)	(0.67)	(0.52)	(0.30)	(0.25)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)	(0.03)
Total Distributions	(0.66)	(1.16)	(1.12)	(0.30)	(0.26)	(0.28)
Net Asset Value, End of Period	$25.40	$22.06	$17.30	$16.04	$12.40	$9.33
Total Return	18.62	%(C)	35.73%	15.61%	32.15%	36.24%	(5.53)%
Net Assets, End of Period (thousands)	$9,668,723	$7,457,252	$4,367,698	$2,804,043	$1,604,778	$1,125,467
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23%	0.27%	0.28%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.87	%(B)	3.29%	2.71%	2.35%	2.61%	2.36%
Portfolio Turnover Rate	5	%(C)	8%	10%	15%	14%	18%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	2.75	%(C)	(2.28)%	31.03%	32.73%	47.87%	(9.62)%
Net Assets, End of Period (thousands)	$1,546,630		$1,385,722	$1,151,429	$605,132	$283,699	$195,047
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.14%	0.22%	0.27%	0.28%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.68%	1.51%	1.45%	1.41%	1.26%
Portfolio Turnover Rate	5	%(C)	9%	6%	5%	16%	5%
	The United Kingdom Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	16.56	%(C)	44.80%	12.88%	29.68%	44.65%	(4.67)%
Net Assets, End of Period (thousands)	$1,301,506		$1,117,826	$643,038	$377,763	$160,917	$98,899
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.22%	0.27%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.65	%(B)	2.70%	3.19%	2.70%	3.25%	3.03%
Portfolio Turnover Rate	6	%(C)	8%	12%	7%	7%	6%

	The Asia Pacific Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	32.52	%(C)	38.26%	9.30%	27.40%	61.47%	7.28%
Net Assets, End of Period (thousands)	$1,087,125		$749,627	$395,923	$282,999	$156,765	$121,637
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.17%	0.27%	0.32%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	3.52	%(B)	4.19%	4.33%	3.82%	3.35%	3.77%
Portfolio Turnover Rate	7	%(C)	14%	10%	11%	15%	26%
	The Continental Small Company Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	24.74	%(C)	47.10%	18.97%	36.57%	52.86%	3.22%
Net Assets, End of Period (thousands)	$2,379,172		$1,875,194	$981,938	$654,644	$448,407	$263,068
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.15%	0.24%	0.26%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.88	%(B)	2.27%	2.16%	2.09%	2.49%	2.22%
Portfolio Turnover Rate	8	%(C)	7%	18%	9%	11%	12%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to May 31, 2007
	(Unaudited)
Total Return	14.20	%(C)
Net Assets, End of Period (thousands)	$60,946
Ratio of Expenses to Average Net Assets	0.57	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.28	%(B)(E)
Portfolio Turnover Rate	0	%(C)

	The Emerging Markets Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	23.45	%(C)	31.87%	31.23%	35.47%	39.67%	2.10%
Net Assets, End of Period (thousands)	$3,057,134		$2,414,971	$1,852,565	$1,160,262	$607,561	$343,193
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.20%	0.27%	0.31%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.61	%(B)	2.54%	3.70%	2.63%	2.23%	1.64%
Portfolio Turnover Rate	2	%(C)	11%	9%	2%	1%	8%

	The Emerging Markets Small Cap Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)
Total Return	30.74	%(C)	40.55%	24.85%	35.22%	52.80%	13.07%
Net Assets, End of Period (thousands)	$1,246,907		$903,529	$545,271	$237,865	$117,744	$40,379
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.34%	0.49%	0.52%	0.54%	0.51%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	2.39%	2.70%	1.93%	2.44%	2.03%
Portfolio Turnover Rate	7	%(C)	18%	8%	11%	6%	16%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$9.94	$10.00	$10.10	$10.19	$10.11
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.42	(A)	0.30	0.16	0.15	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75	0.04	(0.07)	(0.04)	0.04	0.09
Total From Investment Operations	1.01	0.46	0.23	0.12	0.19	0.36
Less Distributions
Net Investment Income	(0.99)	(0.40)	(0.29)	(0.15)	(0.16)	(0.28)
Net Realized Gains	—	—	—	(0.07)	(0.12)	—
Tax Return of Capital	—	—	—	—	—	—
Total Distributions	(0.99)	(0.40)	(0.29)	(0.22)	(0.28)	(0.28)
Net Asset Value, End of Period	$10.02	$10.00	$9.94	$10.00	$10.10	$10.19
Total Return	2.71	%(C)	4.72%	2.32%	1.21%	1.95%	3.57%
Net Assets, End of Period (thousands)	$3,101,555	$2,419,131	$1,953,544	$1,739,484	$1,455,374	$992,829
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.20	%(B)	4.15%	3.04%	1.63%	1.51%	2.65%
Portfolio Turnover Rate	4	%(C)	28%	40%	154%	143%	154%

The DFA Two-Year Global Fixed Income Series
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$10.19	$9.83	$9.99	$10.13	$10.22	$10.03
Income From Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.31	(A)	0.29	(A)	0.12	0.25	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	0.13	(0.10)	—	(0.01)	0.16
Total From Investment Operations	0.24	0.44	0.19	0.12	0.24	0.46
Less Distributions
Net Investment Income	(0.04)	(0.08)	(0.33)	(0.15)	(0.19)	(0.27)
Net Realized Gains	—	—	—	(0.11)	(0.14)	—
Tax Return of Capital	—	—	(0.02)	—	—	—
Total Distributions	(0.04)	(0.08)	(0.35)	(0.26)	(0.33)	(0.27)
Net Asset Value, End of Period	$10.39	$10.19	$9.83	$9.99	$10.13	$10.22
Total Return	2.38	%(C)	4.52%	1.92%	1.22%	2.36%	4.60%
Net Assets, End of Period (thousands)	$2,951,635	$2,568,774	$2,068,235	$1,707,132	$1,195,610	$799,308
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.08%	0.10%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.50	%(B)	3.12%	2.96%	1.96%	1.78%	3.20%
Portfolio Turnover Rate	11	%(C)	111%	59%	131%	144%	138%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the

NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series and The Enhanced U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For six months ended May 31, 2007, the total related amounts paid by the Trust to the CCO were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$104

The Enhanced U.S. Large Company Series	7

The U.S. Large Cap Value Series	198

The U.S. Small Cap Value Series	203

The U.S. Small Cap Series	77

The U.S. Micro Cap Series	102

The DFA International Value Series	171

The Japanese Small Company Series	31

The Asia Pacific Small Company Series	18

The United Kingdom Small Company Series	25

The Continental Small Company Series	43

The Canadian Small Company Series	$1

The Emerging Markets Series	54

The Emerging Markets Small Cap Series	21

The DFA One-Year Fixed Income Series	57

The DFA Two-Year Global Fixed Income Series	55

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$256,053	$109,913
The Enhanced U.S. Large Company Series	—	—	40,843	26,643
The U.S. Large Cap Value Series	—	—	1,234,512	263,226
The U.S. Small Cap Value Series	—	—	1,745,712	1,283,498
The U.S. Small Cap Series	—	—	554,840	377,972
The U.S. Micro Cap Series	—	—	637,218	460,036
The DFA International Value Series	—	—	1,306,149	429,088
The Japanese Small Company Series	—	—	213,604	73,311
The Asia Pacific Small Company Series	—	—	141,568	57,813
The United Kingdom Small Company Series	—	—	82,069	76,816
The Continental Small Company Series	—	—	226,265	159,803
The Canadian Small Company Series	—	—	56,531	—
The Emerging Markets Series	—	—	153,968	60,063
The Emerging Markets Small Cap Series	—	—	140,947	75,351
The DFA One-Year Fixed Income Series	—	$9,964	88,958	—
The DFA Two-Year Global Fixed Income Series	—	—	384,861	224,662

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(554)	$554
The U.S. Small Cap Value Series	$(61)	—	61
The DFA International Value Series	—	431	(431)
The DFA Two-Year Global Fixed Income Series	—	(6,012)	6,012

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2005	$8,651	$136	$8,787
2006	4,468	4,136	8,604
The U.S. Large Cap Value Series
2005	79,209	3,972	83,181
2006	141,704	186,026	327,730
The U.S. Small Cap Value Series
2005	160,138	512,160	672,298
2006	142,640	678,973	821,613
The U.S. Small Cap Series
2005	47,758	94,497	142,255
2006	71,422	153,072	224,494
The U.S. Micro Cap Series
2005	81,089	217,324	298,413
2006	119,309	336,642	455,951
The DFA International Value Series
2005	114,177	104,987	219,164
2006	213,585	115,307	328,892
The DFA One-Year Fixed Income Series
2005	58,014	—	58,014
2006	90,843	—	90,843

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
The DFA Two-Year Global Fixed Income Series
2005	$63,320	—	$4,594	$67,914
2006	19,326	—	—	19,326

At November 30, 2006 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$11,852	$14,420	—	$26,272
The U.S. Large Cap Value Series	15,465	463,876	—	479,341
The U.S. Small Cap Value Series	79,453	868,422	—	947,875
The U.S. Small Cap Series	38,116	199,936	—	238,052
The U.S. Micro Cap Series	62,137	375,179	—	437,316
The DFA International Value Series	29,356	185,656	—	215,012
The DFA One-Year Fixed Income Series	9,372	—	$(14,580)	(5,208)
The DFA Two-Year Global Fixed Income Series	3,195	—	(26,470)	(23,275)

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	Total
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	$14,580
The DFA Two-Year Global Fixed Income Series	6,273	11,188	9,009	26,470

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$21,675	$18,925
The Japanese Small Company Series	2,438	2,838
The Asia Pacific Small Company Series	1,928	1,634
The United Kingdom Small Company Series	14,316	33
The Continental Small Company Series	4,308	4,008
The Emerging Markets Series	1,672	1,623
The Emerging Markets Small Cap Series	280	477

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,385,146	$2,177,529	$(274,800)	$1,902,729
The Enhanced U.S. Large Company Series	379,250	9,624	(172)	9,452
The U.S. Large Cap Value Series	9,454,881	3,050,599	(158,080)	2,892,519
The U.S. Small Cap Value Series	10,328,753	2,919,209	(685,214)	2,233,995
The U.S. Small Cap Series	4,371,609	1,053,009	(347,280)	705,729
The U.S. Micro Cap Series	5,312,450	1,652,980	(555,880)	1,097,100
The DFA International Value Series	8,712,301	3,395,813	(37,511)	3,358,302
The Japanese Small Company Series	2,036,380	227,279	(207,069)	20,210
The Asia Pacific Small Company Series	1,118,340	432,313	(53,180)	379,133
The United Kingdom Small Company Series	768,971	576,497	(38,447)	538,050
The Continental Small Company Series	2,066,861	1,095,819	(34,937)	1,060,882
The Canadian Small Company Series	61,849	4,771	(866)	3,905
The Emerging Markets Series	1,629,292	1,684,682	(24,292)	1,660,390
The Emerging Markets Small Cap Series	835,832	543,406	(32,260)	511,146
The DFA One-Year Fixed Income Series	3,097,583	6	(38)	(32)
The DFA Two-Year Global Fixed Income Series	2,830,595	78,705	(10,219)	68,486

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2007, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/12/07	52,679	Denmark Krone	$9,635	$9,519	$116
06/12/07	5,543,342	Japanese Yen	46,398	45,622	776
06/21/07	91,074	Swedish Krona	13,499	13,177	322
06/21/07	3,274	Pound Sterling	6,472	6,481	(9)
06/21/07	36,633	Swiss Franc	30,254	29,963	291
07/03/07	97,665	Euro	131,772	131,574	198
			$238,030	$236,336	$1,694

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at May 31, 2007	Unrealized Foreign Exchange Gain (Loss)
06/12/07	421,433	Denmark Krone	$77,082	$76,157	$925
06/12/07	297,291	Euro	405,351	400,198	5,153
06/12/07	26,672,779	Japanese Yen	223,253	219,521	3,732
06/21/07	71,373	Australian Dollar	58,768	59,068	(300)
06/21/07	298,607	Euro	406,746	402,104	4,642
06/21/07	17,289,457	Japanese Yen	143,840	142,467	1,373
06/21/07	695,165	Swedish Krona	102,919	100,573	2,346
06/21/07	294,791	Swiss Franc	243,462	241,118	2,344
06/21/07	44,652	Pound Sterling	88,279	88,401	(122)
07/03/07	195,295	Euro	263,495	263,099	396
			$2,013,195	$1,992,706	$20,489

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts:  During the year ended May 31, 2007, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company and Enhanced could lose more than the initial margin requirements.

At May 31, 2007, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 15, 2007	147	$56,334	$2,740

Large Company had approximately $1,863 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	June 15, 2007	993	$380,542	$28,010

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.02% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At May 31, 2007, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 4% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	April 16, 2007	October 12, 2007	$14,529	$724

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. For the six months ended May 31, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.98%	$10,795	3	$5	$14,775
The United Kingdom Small Company Series	6.03%	137	8	—	230
The Continental Small Company Series	6.04%	535	10	1	1,049
The Emerging Markets Series	5.99%	4,728	8	6	10,482
The Emerging Markets Small Cap Series	6.01%	1,715	10	3	4,169

There were no outstanding borrowings by the Series under this line of credit at May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the DFA International Real Estate Securities Portfolio, DFA Inflation-Protected Securities Portfolio, DFA California Short-Term Municipal Bond Portfolio and The Canadian Small Company Series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of The U.S. Micro Cap Series, The U.S. Small Cap Series, The Asia Pacific Small Company Series, The Emerging Markets Series, The DFA One-Year Fixed Income Series, International Small Company Portfolio, Emerging Markets Core Equity Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Meeting, the Board also considered the approval of the investment advisory/management agreements for a new portfolio and new series, DFA California Short-Term Municipal Bond Portfolio and The Canadian Small Company Series (collectively, the "New Funds"). (The investment advisory/management are referred to as the "Advisory Agreements").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for a New Fund, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the New Fund, including the resources of the Advisor to be dedicated to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by each New Fund; (iv) the profitability realized by the Advisor from its relationship with each New Fund; (v) whether economies of scale will be realized by the Advisor with respect to each New Fund as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each New Fund.

When considering the nature, extent and quality of the services that will be provided by the Advisor to each New Fund, and the resources of the Advisor dedicated to each New Fund, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to each New Fund. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for each New Fund. The Board noted that the services that were proposed to be provided to each New Fund were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to each New Fund appeared to be consistent with each New Fund's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for each New Fund, and compared the fees to be charged to each New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in each New Fund's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of each New Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for each New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in each New Fund's peer group. The Board also concluded that, given that each New Fund's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to each New Fund at the present time.

The Board also noted that, as each New Fund had not yet commenced investment operations, there was no investment performance for either the New Funds or the Advisor in managing the New Funds for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Funds because the New Funds had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for each New Fund was in the best interests of each New Fund and its shareholders.

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DFA053107-001S

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Semi-Annual Report

Six Months Ended May 31, 2007
(Unaudited)

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our semi-annual reports gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$150 Billion in Assets Under Management Worldwide as of May 31, 2007.

Core Equity

US Core Equity

US Vector Equity

International Core Equity

Emerging Markets Core Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Small Cap Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Throughout its history, Dimensional has sought to improve its strategies through efficient engineering and cost-effective trading. Our core equity strategies are the latest example of this evolution. Each core strategy targets a broad and diverse group of common stocks across various equity markets. But unlike conventional approaches, the securities are not held in their market-value proportions. The portfolios increase the relative weight of small cap and value stocks, where expected returns are greater. Because the architecture is seamlessly integrated and includes the full range of securities, the costs normally associated with maintaining multiple vehicles are greatly reduced.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of May 31, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES
Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,131.70	0.38%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.38%	$1.92

2

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,106.50	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11

Tax-Managed U.S. Targeted Value Portfolio
(formerly, Tax-Managed U.S. Small Cap Value Portfolio)

Actual Fund Return	$1,000.00	$1,100.60	0.50%	$2.62
Hypothetical 5% Annual Return	$1,000.00	$1,022.44	0.50%	$2.52

Tax-Managed U.S. Small Cap Portfolio

Actual Fund Return	$1,000.00	$1,103.80	0.53%	$2.78
Hypothetical 5% Annual Return	$1,000.00	$1,022.29	0.53%	$2.67

Tax-Managed DFA International Value Portfolio

Actual Fund Return	$1,000.00	$1,184.20	0.54%	$2.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.24	0.54%	$2.72

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
Tax Managed U.S. Targeted Value Portfolio (formerly, Tax Managed U.S. Small Cap Value Portfolio)	20.0%	4.9%	5.2%	20.0%	5.5%	16.6%	15.7%	10.5%	1.0%	0.6%	0.0%	100.0%
Tax Managed U.S. Small Cap Portfolio	17.6%	3.5%	6.8%	12.5%	12.5%	17.3%	19.6%	6.2%	1.2%	2.7%	0.1%	100.0%
Tax Managed DFA International Value Portfolio	16.5%	3.7%	3.2%	43.1%	0.5%	9.1%	1.9%	11.6%	5.4%	4.9%	0.1%	100.0%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
May 31, 2007
(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$3,067,979,890
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,069,901,328)	$3,067,979,890

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,809,635,064
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,316,086,964)	$1,809,635,064

See accompanying Notes to Financial Statements.
5

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
(formerly, Tax-Managed U.S. Small Cap Value Portfolio)

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.3%)
Consumer Discretionary — (17.4%)
American Axle & Manufacturing Holdings, Inc.	377,500	$10,879,550	0.3%
# ArvinMeritor, Inc.	594,900	12,421,512	0.4%
# Beazer Homes USA, Inc.	271,077	9,696,424	0.3%
*# Big Lots, Inc.	592,800	18,673,200	0.5%
Bob Evans Farms, Inc.	336,775	13,033,192	0.4%
BorgWarner, Inc.	195,266	16,433,587	0.5%
Cooper Tire & Rubber Co.	515,100	12,398,457	0.4%
Dillards, Inc. Class A	306,100	11,111,430	0.3%
* Jo-Ann Stores, Inc.	284,800	9,631,936	0.3%
Speedway Motorsports, Inc.	315,900	12,749,724	0.4%
The Pep Boys - Manny, Moe & Jack	461,500	9,829,950	0.3%
* Warnaco Group, Inc.	289,355	9,950,918	0.3%
Other Securities		567,105,083	15.5%
Total Consumer Discretionary		713,914,963	19.9%
Consumer Staples — (4.3%)
Pilgrim's Pride Corp.	529,215	18,697,166	0.5%
# Sanderson Farms, Inc.	236,350	10,160,686	0.3%
# Universal Corp.	227,200	14,443,104	0.4%
Other Securities		133,145,007	3.7%
Total Consumer Staples		176,445,963	4.9%
Energy — (4.6%)
* Mariner Energy, Inc.	549,200	13,719,016	0.4%
USEC, Inc.	659,638	15,237,638	0.4%
* Whiting Petroleum Corp.	236,118	10,471,833	0.3%
Other Securities		148,057,437	4.1%
Total Energy		187,485,924	5.2%
Financials — (17.5%)
21st Century Insurance Group	688,502	15,009,344	0.4%
# LandAmerica Financial Group, Inc.	104,127	9,651,532	0.3%
MAF Bancorp, Inc.	217,056	11,694,977	0.3%
NewAlliance Bancshares, Inc.	980,263	15,801,840	0.4%
Odyssey Re Holdings Corp.	285,770	12,253,818	0.4%
Ohio Casualty Corp.	459,494	19,785,812	0.6%
*# ProAssurance Corp.	182,100	10,292,292	0.3%
Selective Insurance Group, Inc.	427,480	11,700,128	0.3%
# Umpqua Holdings Corp.	445,092	11,109,496	0.3%
Other Securities		597,847,045	16.7%
Total Financials		715,146,284	20.0%
Health Care — (4.8%)
Total Health Care		196,851,059	5.5%
Industrials — (14.5%)
# Belden, Inc.	477,350	27,333,061	0.8%
IKON Office Solutions, Inc.	984,300	14,341,251	0.4%
* M&F Worldwide Corp.	176,418	12,047,585	0.3%
* PHH Corp.	316,700	9,817,700	0.3%
*# Quanta Services, Inc.	388,900	11,670,889	0.3%
Regal-Beloit Corp.	241,478	11,738,246	0.3%
* Republic Airways Holdings, Inc.	409,650	9,573,521	0.3%
Ryder System, Inc.	192,100	10,358,032	0.3%

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Skywest, Inc.	493,231	$13,578,649	0.4%
Other Securities		474,323,077	13.2%
Total Industrials		594,782,011	16.6%
Information Technology — (13.7%)
* Andrew Corp.	858,067	11,352,226	0.3%
* MKS Instruments, Inc.	389,393	10,610,959	0.3%
Other Securities		536,772,600	15.0%
Total Information Technology		558,735,785	15.6%
Materials — (9.2%)
Albemarle Corp.	246,400	10,013,696	0.3%
Chaparral Steel Co.	230,000	16,836,000	0.5%
Commercial Metals Co.	477,600	16,787,640	0.5%
Minerals Technologies, Inc.	170,419	10,840,353	0.3%
* OM Group, Inc.	240,400	15,027,404	0.4%
Reliance Steel & Aluminum Co.	331,052	20,316,661	0.6%
Rock-Tenn Co. Class A	306,200	10,692,504	0.3%
Sensient Technologies Corp.	429,600	11,186,784	0.3%
Steel Dynamics, Inc.	517,963	24,292,465	0.7%
*# Terra Industries, Inc.	908,700	17,619,693	0.5%
# Worthington Industries, Inc.	584,600	12,340,906	0.3%
Other Securities		208,663,336	5.8%
Total Materials		374,617,442	10.5%
Other — (0.0%)
Total Other		1,779	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		33,812,784	0.9%
Utilities — (0.5%)
South Jersey Industries, Inc.	256,100	9,954,607	0.3%
Other Securities		9,631,735	0.2%
Total Utilities		19,586,342	0.5%
TOTAL COMMON STOCKS		3,571,380,336	99.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		79	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	21,877,615	21,877,615	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
@Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $509,405,000 FHLB, rates ranging from 4.625% to 5.600%, maturities ranging from 07/16/07 to 03/14/36, valued at $515,218,290) to be repurchased at $499,787,250	$499,714	499,713,542	14.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,958,200,669)		$4,092,971,572	114.2%

See accompanying Notes to Financial Statements.
7

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
Consumer Discretionary — (14.5%)
*# Big Lots, Inc.	118,500	$3,732,750	0.2%
Guess?, Inc.	75,200	3,323,840	0.2%
* Jack in the Box, Inc.	44,200	3,379,974	0.2%
* Payless ShoeSource, Inc.	86,100	3,075,492	0.2%
*# Priceline.com, Inc.	44,784	2,769,443	0.1%
Service Corp. International	205,700	2,875,686	0.2%
The Men's Wearhouse, Inc.	48,651	2,595,044	0.1%
*# Vail Resorts, Inc.	49,550	2,970,522	0.2%
Other Securities		315,240,137	16.0%
Total Consumer Discretionary		339,962,888	17.4%
Consumer Staples — (2.9%)
*# NBTY, Inc.	79,200	4,160,376	0.2%
Other Securities		64,686,762	3.3%
Total Consumer Staples		68,847,138	3.5%
Energy — (5.6%)
* Denbury Resources, Inc.	85,060	3,084,276	0.2%
* Hanover Compressor Co.	129,509	3,237,725	0.2%
# Holly Corp.	40,000	2,803,600	0.1%
* Lone Star Technologies, Inc.	39,000	2,627,820	0.1%
* Mariner Energy, Inc.	115,721	2,890,711	0.2%
* Plains Exploration & Production Co.	63,971	3,385,345	0.2%
# Range Resources Corp.	78,350	3,035,279	0.2%
# Tesoro Petroleum Corp.	103,200	6,386,016	0.3%
Other Securities		103,639,952	5.2%
Total Energy		131,090,724	6.7%
Financials — (10.3%)
Total Financials		242,204,128	12.4%
Health Care — (10.4%)
*# Medarex, Inc.	160,290	2,563,037	0.1%
Other Securities		239,654,040	12.3%
Total Health Care		242,217,077	12.4%
Industrials — (14.3%)
*# AGCO Corp.	58,869	2,547,850	0.1%
* BE Aerospace, Inc.	78,300	2,998,107	0.2%
*# Corrections Corporation of America	41,700	2,702,160	0.1%
Flowserve Corp.	45,400	3,151,214	0.2%
* Gardner Denver Machinery, Inc.	66,600	2,743,254	0.1%
*# General Cable Corp.	47,400	3,230,310	0.2%
* Navistar International Corp.	55,800	3,620,862	0.2%
*# Quanta Services, Inc.	116,500	3,496,165	0.2%
*# Shaw Group, Inc.	62,700	2,536,842	0.1%
* TeleTech Holdings, Inc.	73,285	2,578,166	0.1%
* Terex Corp.	81,416	6,901,634	0.4%
* United Rentals, Inc.	77,500	2,600,125	0.1%
* United Stationers, Inc.	41,966	2,815,499	0.2%
* Washington Group International, Inc.	37,700	3,166,800	0.2%
Other Securities		290,102,523	14.8%
Total Industrials		335,191,511	17.2%

8

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (16.3%)
* Activision, Inc.	151,533	$2,998,838	0.2%
* Andrew Corp.	210,917	2,790,432	0.2%
* aQuantive, Inc.	47,200	3,010,888	0.2%
* Brocade Communications Systems, Inc.	431,451	3,960,720	0.2%
*# CommScope, Inc.	64,900	3,551,977	0.2%
*# Nuance Communications, Inc.	185,977	3,111,395	0.2%
* ValueClick, Inc.	104,658	3,278,935	0.2%
*# Varian Semiconductor Equipment Associates, Inc.	63,000	2,655,450	0.1%
Other Securities		355,585,479	18.0%
Total Information Technology		380,944,114	19.5%
Materials — (5.2%)
* AK Steel Holding Corp.	112,800	3,916,416	0.2%
# Allegheny Technologies, Inc.	24,079	2,783,292	0.1%
Chaparral Steel Co.	56,800	4,157,760	0.2%
# Cleveland-Cliffs, Inc.	42,000	3,708,180	0.2%
Commercial Metals Co.	81,200	2,854,180	0.2%
* Rockwood Holdings, Inc.	95,500	3,064,595	0.2%
Steel Dynamics, Inc.	74,240	3,481,856	0.2%
* Terra Industries, Inc.	164,000	3,179,960	0.2%
Other Securities		93,388,282	4.7%
Total Materials		120,534,521	6.2%
Other — (0.0%)
Total Other		555	0.0%
Telecommunication Services — (1.0%)
* Cogent Communications Group, Inc.	94,000	2,697,800	0.2%
Other Securities		19,714,176	1.0%
Total Telecommunication Services		22,411,976	1.2%
Utilities — (2.2%)
* Allegheny Energy, Inc.	64,100	3,422,299	0.2%
Other Securities		49,169,617	2.5%
Total Utilities		52,591,916	2.7%
TOTAL COMMON STOCKS		1,935,996,548	99.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,205	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	12,954,481	12,954,481	0.7%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
@Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $433,636,387 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 02/01/21 to 05/01/37, valued at $379,587,514) to be repurchased at $368,585,924	$368,532	368,531,566	18.9%
@Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $23,830,000 FHLB 4.875%, 11/18/11 & 5.250%, 06/12/09, valued at $23,700,062) to be repurchased at $22,909,415	22,906	22,906,036	1.1%
TOTAL SECURITIES LENDING COLLATERAL		391,437,602	20.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,626,953,585)		$2,340,392,836	119.9%

See accompanying Notes to Financial Statements.
9

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.9%)
COMMON STOCKS — (3.9%)
Commonwealth Bank of Australia	547,719	$25,123,528	0.9%
National Australia Bank, Ltd.	769,290	27,096,041	0.9%
Other Securities		67,811,235	2.3%
TOTAL — AUSTRALIA		120,030,804	4.1%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		18,872,935	0.7%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Dexia SA	483,794	15,527,205	0.5%
Other Securities		19,221,023	0.7%
TOTAL — BELGIUM		34,748,228	1.2%
CANADA — (4.2%)
COMMON STOCKS — (4.2%)
Alcan, Inc.	256,666	22,271,103	0.8%
Sun Life Financial, Inc.	488,350	23,056,914	0.8%
Other Securities		83,505,313	2.8%
TOTAL — CANADA		128,833,330	4.4%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		30,961,894	1.1%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Fortum Oyj	538,483	17,706,623	0.6%
Other Securities		25,559,700	0.9%
TOTAL — FINLAND		43,266,323	1.5%
FRANCE — (9.5%)
COMMON STOCKS — (9.5%)
# AXA SA	948,963	41,460,727	1.4%
BNP Paribas SA	522,726	63,379,266	2.2%
Compagnie de Saint-Gobain	185,049	20,276,703	0.7%
Renault SA	121,842	17,409,532	0.6%
Vivendi SA	677,378	29,503,377	1.0%
Other Securities		117,645,107	4.1%
TOTAL — FRANCE		289,674,712	10.0%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Allianz SE	188,633	41,773,840	1.4%
Bayerische Motoren Werke (BMW) AG	225,402	15,050,846	0.5%
Commerzbank AG	326,218	16,004,306	0.6%
DaimlerChrysler AG	605,991	55,382,593	1.9%
Deutsche Bank AG	268,034	40,766,097	1.4%
# Deutsche Telekom AG	1,203,579	22,351,827	0.8%
# E.ON AG	398,646	65,606,414	2.3%
Munchener Rueckversicherungs-Gesellschaft AG	128,600	24,122,796	0.8%

10

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ThyssenKrupp AG	237,687	$13,814,237	0.5%
Volkswagen AG	146,785	22,208,559	0.8%
Other Securities		39,963,002	1.3%
TOTAL — GERMANY		357,044,517	12.3%
GREECE — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		16,715,031	0.6%
HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		72,564,269	2.5%
IRELAND — (1.4%)
COMMON STOCKS — (1.4%)
CRH P.L.C.	364,475	17,705,622	0.6%
Other Securities		23,338,749	0.8%
TOTAL — IRELAND		41,044,371	1.4%
ITALY — (3.1%)
COMMON STOCKS — (3.1%)
Telecom Italia SpA	5,385,139	15,581,020	0.5%
UniCredito Italiano SpA	1,599,938	15,027,639	0.5%
Other Securities		64,185,848	2.3%
TOTAL — ITALY		94,794,507	3.3%
JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
Hitachi, Ltd.	1,877,000	13,822,011	0.5%
Matsushita Electric Industrial Co., Ltd.	1,221,998	25,915,784	0.9%
Millea Holdings, Inc.	430,240	17,131,608	0.6%
Sony Corp.	445,700	25,654,917	0.9%
Other Securities		241,965,899	8.3%
TOTAL — JAPAN		324,490,219	11.2%
NETHERLANDS — (5.9%)
COMMON STOCKS — (5.9%)
ABN AMRO Holding NV	916,509	43,931,518	1.5%
Aegon NV	1,006,167	20,601,822	0.7%
ING Groep NV	1,124,275	49,971,332	1.7%
Koninklijke Philips Electronics NV	777,799	32,997,891	1.1%
Other Securities		32,104,776	1.2%
TOTAL — NETHERLANDS		179,607,339	6.2%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		3,173,254	0.1%
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		37,286,459	1.3%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		9,072,003	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		25,497,843	0.9%

11

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SPAIN — (5.0%)
COMMON STOCKS — (5.0%)
Banco Santander Central Hispano SA	3,302,104	$63,365,687	2.2%
Endesa SA	481,240	25,898,321	0.9%
Repsol YPF SA	567,226	20,813,974	0.7%
Other Securities		43,372,317	1.5%
TOTAL — SPAIN		153,450,299	5.3%
SWEDEN — (3.0%)
COMMON STOCKS — (3.0%)
Nordea Bank AB	1,366,400	22,518,572	0.8%
Volvo AB Series B	717,500	15,071,361	0.5%
Other Securities		52,465,146	1.8%
TOTAL — SWEDEN		90,055,079	3.1%
SWITZERLAND — (6.6%)
COMMON STOCKS — (6.6%)
Compagnie Financiere Richemont AG Series A	393,600	24,232,603	0.8%
Credit Suisse Group	812,151	61,734,949	2.1%
Holcim, Ltd.	131,303	14,524,169	0.5%
Swiss Re	173,979	16,564,627	0.6%
Syngenta AG	77,200	14,547,884	0.5%
Zurich Financial SVCS AG	82,764	25,330,129	0.9%
Other Securities		45,581,233	1.6%
TOTAL — SWITZERLAND		202,515,594	7.0%
UNITED KINGDOM — (19.8%)
COMMON STOCKS — (19.8%)
Anglo American P.L.C.	816,732	49,348,863	1.7%
Aviva P.L.C.	1,794,729	28,353,364	1.0%
Barclays P.L.C	1,167,621	16,694,106	0.6%
HBOS P.L.C.	2,647,483	56,962,517	2.0%
HSBC Holdings P.L.C. Sponsored ADR	152,900	14,225,816	0.5%
Royal Bank of Scotland Group P.L.C.	6,415,881	79,702,698	2.8%
Vodafone Group P.L.C.	27,504,007	86,064,718	3.0%
Other Securities		273,293,496	9.3%
TOTAL — UNITED KINGDOM		604,645,578	20.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $8,010,000 FHLMC 6.275%(r), 09/01/36, valued at $7,510,311) to be repurchased at $7,397,066	$7,396	7,396,000	0.3%
SECURITIES LENDING COLLATERAL — (5.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $96,502,080 FHLMC 5.000%, 10/01/36 & 6.500%, 11/01/36, valued at $86,610,715) to be repurchased at $84,924,990	84,912	84,912,465	2.9%
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $197,438,785 FHLMC 7.500%, 11/01/27 & FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 01/01/18 to 09/01/35, valued at $81,780,512) to be repurchased at $80,187,165	80,175	80,175,384	2.8%
TOTAL SECURITIES LENDING COLLATERAL		165,087,849	5.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,899,231,628)		$3,050,828,437	105.4%

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,067,980	$1,809,635	—
Investments at Value (including $0, $0, and $478,352 of securities on loan, respectively)	—	—	$3,571,380
Temporary Cash Investments at Value	—	—	21,878
Collateral Received from Securities on Loan at Value	—	—	499,714
Receivables:
Investment Securities Sold	—	—	286
Dividends and Interest	—	—	2,442
Securities Lending Income	—	—	344
Fund Shares Sold	2,359	1,145	1,225
Prepaid Expenses and Other Assets	59	73	60
Total Assets	3,070,398	1,810,853	4,097,329
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	499,714
Investment Securities Purchased	1,121	635	10,318
Fund Shares Redeemed	1,238	510	1,292
Due to Advisor	375	219	1,229
Accrued Expenses and Other Liabilities	128	88	194
Total Liabilities	2,862	1,452	512,747
NET ASSETS	$3,067,536	$1,809,401	$3,584,582
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	154,561,877	111,758,888	130,951,477
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.85	$16.19	$27.37
Investments in Affiliated Investment Companies at Cost	$2,069,901	$1,316,087	$—
Investments at Cost	$—	$—	$2,436,609
Temporary Cash Investments at Cost	$—	$—	$21,878
Collateral Received from Securities on Loan at Cost	$—	$—	$499,714
NET ASSETS CONSIST OF:
Paid-In Capital	$2,056,101	$1,381,482	$2,321,485
Accumulated Net Investment Income (Loss)	10,222	7,024	8,780
Accumulated Net Realized Gain (Loss)	3,134	(72,653)	119,546
Net Unrealized Appreciation (Depreciation)	998,079	493,548	1,134,771
NET ASSETS	$3,067,536	$1,809,401	$3,584,582
(1) NUMBER OF SHARES AUTHORIZED	300,000,000	200,000,000	250,000,000

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $376,072 and $155,343 of securities on loan, respectively)	$1,936,001	$2,878,345
Temporary Cash Investments at Value	12,954	7,396
Collateral Received from Securities on Loan at Value	391,438	165,088
Foreign Currencies at Value	—	5,541
Cash	—	15
Receivables:
Investment Securities Sold	4,590	6,507
Dividends, Interest, and Tax Reclaims	1,037	8,875
Securities Lending Income	328	597
Fund Shares Sold	905	1,394
Prepaid Expenses and Other Assets	50	57
Total Assets	2,347,303	3,073,815
LIABILITIES:
Payables:
Upon Return of Securities Loaned	391,438	165,088
Investment Securities Purchased	3,161	12,263
Fund Shares Redeemed	610	924
Due to Advisor	791	1,183
Accrued Expenses and Other Liabilities	128	176
Total Liabilities	396,128	179,634
NET ASSETS	$1,951,175	$2,894,181
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	67,437,460	128,539,329
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.93	$22.52
Investments at Cost	$1,222,562	$1,726,748
Temporary Cash Investments at Cost	$12,954	$7,396
Collateral Received from Securities on Loan at Cost	$391,438	$165,088
Foreign Currencies at Cost	$—	$5,543
NET ASSETS CONSIST OF:
Paid-In Capital	$1,171,861	$1,627,508
Accumulated Net Investment Income (Loss)	2,899	39,856
Accumulated Net Realized Gain (Loss)	62,976	75,190
Net Unrealized Appreciation (Depreciation)	713,439	1,151,627
NET ASSETS	$1,951,175	$2,894,181
(1) NUMBER OF SHARES AUTHORIZED	150,000,000	250,000,000

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
Investment Income
Dividends	$22,938	$14,424	$20,585
Interest	514	246	787
Income from Securities Lending	420	311	1,650
Expenses Allocated from Affiliated Investment Companies	(2,964)	(556)	—
Total Investment Income	20,908	14,425	23,022
Expenses
Investment Advisory Services Fees	—	—	7,835
Administrative Services Fees	2,059	1,219	—
Accounting & Transfer Agent Fees	23	16	185
Custodian Fees	—	—	33
Legal Fees	10	6	14
Audit Fees	1	1	16
Filing Fees	50	48	53
Shareholders' Reports	18	12	27
Directors'/Trustees' Fees & Expenses	14	8	20
Other	7	5	28
Total Expenses	2,182	1,315	8,211
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(89)	—
Net Expenses	2,182	1,226	8,211
Net Investment Income (Loss)	18,726	13,199	14,811
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	106,964	3,819	120,361
Change in Unrealized Appreciation (Depreciation) of Investment Securities	220,755	151,394	187,186
Net Realized and Unrealized Gain (Loss)	327,719	155,213	307,547
Net Increase (Decrease) in Net Assets Resulting from Operations	$346,445	$168,412	$322,358

* Investment Income and Net Realized and Unrealized Gains (Losses) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $6,056, respectively)	$7,400	$49,439
Interest	422	173
Income from Securities Lending	1,537	1,512
Total Investment Income	9,359	51,124
Expenses
Investment Advisory Services Fees	4,439	6,499
Accounting & Transfer Agent Fees	104	149
Custodian Fees	40	179
Legal Fees	7	9
Audit Fees	8	11
Filing Fees	33	48
Shareholders' Reports	16	19
Directors'/Trustees' Fees & Expenses	10	13
Other	17	23
Total Expenses	4,674	6,950
Net Investment Income (Loss)	4,685	44,174
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	100,616	76,875
Foreign Currency Transactions	—	61
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	75,372	321,259
Translation of Foreign Currency Denominated Amounts	—	(90)
Net Realized and Unrealized Gain (Loss)	175,988	398,105
Net Increase (Decrease) in Net Assets Resulting from Operations	$180,673	$442,279

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,726	$31,113	$13,199	$19,300	$14,811	$24,692
Net Realized Gain (Loss) on Investment Securities Sold	106,964	53,357	3,819	(27,194)	120,361	301,039
Change in Unrealized Appreciation (Depreciation) of Investment Securities	220,755	259,879	151,394	165,031	187,186	145,177
Net Increase (Decrease) in Net Assets Resulting from Operations	346,445	344,349	168,412	157,137	322,358	470,908
Distributions From:
Net Investment Income	(19,210)	(28,092)	(12,291)	(16,748)	(10,734)	(21,344)
Net Long-Term Gains	—	—	—	—	(284,595)	(219,589)
Total Distributions	(19,210)	(28,092)	(12,291)	(16,748)	(295,329)	(240,933)
Capital Share Transactions (1):
Shares Issued	332,989	623,137	222,345	445,596	370,903	611,123
Shares Issued in Lieu of Cash Distributions	17,720	25,934	12,177	16,623	285,052	223,521
Shares Redeemed	(116,187)	(213,869)	(68,853)	(114,212)	(302,165)	(495,747)
Net Increase (Decrease) from Capital Share Transactions	234,522	435,202	165,669	348,007	353,790	338,897
Total Increase (Decrease) in Net Assets	561,757	751,459	321,790	488,396	380,819	568,872
Net Assets
Beginning of Period	2,505,779	1,754,320	1,487,611	999,215	3,203,763	2,634,891
End of Period	$3,067,536	$2,505,779	$1,809,401	$1,487,611	$3,584,582	$3,203,763
(1) Shares Issued and Redeemed:
Shares Issued	18,043	38,364	14,624	32,641	14,358	24,152
Shares Issued in Lieu of Cash Distributions	988	1,652	820	1,238	11,419	9,548
Shares Redeemed	(6,278)	(13,195)	(4,522)	(8,382)	(11,789)	(19,677)
	12,753	26,821	10,922	25,497	13,988	14,023
Accumulated Net Investment Income (Loss) at End of Period	$10,222	$10,706	$7,024	$6,116	$8,780	$4,703

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,685	$5,962	$44,174	$60,412
Net Realized Gain (Loss) on: Investment Securities Sold	100,616	28,780	76,875	119,405
Foreign Currency Transactions	—	—	61	152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	75,372	166,028	321,259	402,856
Translation of Foreign Currency Denominated Amounts	—	—	(90)	157
Net Increase (Decrease) in Net Assets Resulting from Operations	180,673	200,770	442,279	582,982
Distributions From:
Net Investment Income	(3,822)	(4,846)	(6,298)	(65,441)
Net Short-Term Gains	—	—	(119)	—
Net Long-Term Gains	—	—	(108,595)	(21,751)
Total Distributions	(3,822)	(4,846)	(115,012)	(87,192)
Capital Share Transactions (1):
Shares Issued	201,353	354,522	271,244	447,500
Shares Issued in Lieu of Cash Distributions	3,779	4,779	109,829	82,983
Shares Redeemed	(83,846)	(144,475)	(184,842)	(226,807)
Net Increase (Decrease) from Capital Share Transactions	121,286	214,826	196,231	303,676
Total Increase (Decrease) in Net Assets	298,137	410,750	523,498	799,466
Net Assets
Beginning of Period	1,653,038	1,242,288	2,370,683	1,571,217
End of Period	$1,951,175	$1,653,038	$2,894,181	$2,370,683
(1) Shares Issued and Redeemed:
Shares Issued	7,438	14,495	13,156	25,396
Shares Issued in Lieu of Cash Distributions	144	203	5,620	4,978
Shares Redeemed	(3,081)	(5,893)	(9,031)	(12,862)
	4,501	8,805	9,745	17,512
Accumulated Net Investment Income (Loss) at End of Period	$2,899	$2,036	$39,856	$1,767

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$17.67	$15.26	$13.27	$11.12	$9.09	$11.46	$14.75	$13.26	$12.23	$11.05	$9.40	$11.78
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.24	(A)	0.18	0.11	0.04	0.05	0.12	(A)	0.21	(A)	0.16	0.14	0.07	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	2.18	2.39	1.96	2.13	2.02	(2.39)	1.44	1.47	1.05	1.18	1.63	(2.41)
Total From Investment Operations	2.31	2.63	2.14	2.24	2.06	(2.34)	1.56	1.68	1.21	1.32	1.70	(2.37)
Less Distributions
Net Investment Income	(0.13)	(0.22)	(0.15)	(0.09)	(0.03)	(0.03)	(0.12)	(0.19)	(0.18)	(0.14)	(0.05)	(0.01)
Total Distributions	(0.13)	(0.22)	(0.15)	(0.09)	(0.03)	(0.03)	(0.12)	(0.19)	(0.18)	(0.14)	(0.05)	(0.01)
Net Asset Value, End of Period	$19.85	$17.67	$15.26	$13.27	$11.12	$9.09	$16.19	$14.75	$13.26	$12.23	$11.05	$9.40
Total Return	13.17	%(C)	17.45%	16.27%	20.24%	22.79%	(20.43)%	10.65	%(C)	12.84%	9.97%	12.03%	18.21%	(20.16)%
Net Assets, End of Period (thousands)	$3,067,536	$2,505,779	$1,754,320	$1,197,227	$756,839	$478,946	$1,809,401	$1,487,611	$999,215	$618,888	$348,752	$198,251
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.38%	0.40%	0.42%	0.43%	0.42%	0.22	%(B)	0.23%	0.25%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.38%	0.40%	0.42%	0.43%	0.42%	0.23	%(B)	0.24%	0.26%	0.29%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.37	%(B)	1.47%	1.35%	0.97%	0.43%	0.44%	1.63	%(B)	1.55%	1.35%	1.37%	0.87%	0.50%

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio (formerly Tax-Managed U.S. Small Cap Value Portfolio)	Tax-Managed U.S. Small Cap Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$27.39	$25.60	$23.32	$19.22	$13.34	$14.63	$26.27	$22.95	$20.53	$17.84	$12.55	$14.54
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.22	(A)	0.09	0.09	0.04	0.02	0.07	(A)	0.10	(A)	0.04	0.01	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	2.39	3.90	2.68	4.09	5.86	(1.25)	2.65	3.30	2.42	2.69	5.29	(1.96)
Total From Investment Operations	2.51	4.12	2.77	4.18	5.90	(1.23)	2.72	3.40	2.46	2.70	5.30	(1.95)
Less Distributions
Net Investment Income	(0.09)	(0.19)	(0.10)	(0.08)	(0.02)	(0.06)	(0.06)	(0.08)	(0.04)	(0.01)	(0.01)	(0.04)
Net Realized Gains	(2.44)	(2.14)	(0.39)	—	—	—	—	—	—	—	—	—
Total Distributions	(2.53)	(2.33)	(0.49)	(0.08)	(0.02)	(0.06)	(0.06)	(0.08)	(0.04)	(0.01)	(0.01)	(0.04)
Net Asset Value, End of Period	$27.37	$27.39	$25.60	$23.32	$19.22	$13.34	$28.93	$26.27	$22.95	$20.53	$17.84	$12.55
Total Return	10.06	%(C)	17.70%	12.09%	21.84%	44.29%	(8.47)%	10.38	%(C)	14.88%	11.98%	15.17%	42.27%	(13.45)%
Net Assets, End of Period (thousands)	$3,584,582	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$987,471	$1,951,175	$1,653,038	$1,242,288	$958,233	$703,362	$436,262
Ratio of Expenses to Average Net Assets	0.50	%(B)	0.53%	0.55%	0.56%	0.56%	0.56%	0.53	%(B)	0.53%	0.55%	0.56%	0.57%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.89	%(B)	0.85%	0.39%	0.45%	0.27%	0.13%	0.53	%(B)	0.41%	0.21%	0.08%	0.10%	0.07%
Portfolio Turnover Rate	13	%(C)	35%	21%	21%	13%	11%	15	%(C)	22%	15%	7%	19%	10%

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
(Unaudited)
Net Asset Value, Beginning of Period	$19.96	$15.51	$13.63	$10.84	$8.24	$9.20
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.54	(A)	0.33	(A)	0.22	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	3.18	4.71	1.90	2.93	2.59	(0.98)
Total From Investment Operations	3.53	5.25	2.23	3.15	2.76	(0.84)
Less Distributions
Net Investment Income	(0.05)	(0.59)	(0.35)	(0.36)	(0.16)	(0.12)
Net Realized Gains	(0.92)	(0.21)	—	—	—	—
Total Distributions	(0.97)	(0.80)	(0.35)	(0.36)	(0.16)	(0.12)
Net Asset Value, End of Period	$22.52	$19.96	$15.51	$13.63	$10.84	$8.24
Total Return	18.42	%(C)	35.01%	16.63%	29.69%	34.20%	(9.29)%
Net Assets, End of Period (thousands)	$2,894,181	$2,370,683	$1,571,217	$1,082,275	$675,142	$405,917
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.54%	0.60%	0.65%	0.66%	0.68%
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.04%	2.23%	1.91%	2.08%	1.84%
Portfolio Turnover Rate	5	%(C)	13%	11%	7%	25%	8%

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-five operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At May 31, 2007, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio*, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

* Effective March 30, 2007, Tax-Managed U.S. Small Cap Value Portfolio changed its name to Tax-Managed U.S. Targeted Value Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE

22

(normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly

23

charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

5.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the six months ended May 31, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio*	0.47%

Tax-Managed U.S. Small Cap Portfolio	0.50%

Tax-Managed DFA International Value Portfolio	0.50%

*Effective March 30, 2007, Tax-Managed U.S. Targeted Value Portfolio's effective annual rate of average daily net assets changed from 0.50% to 0.42%.

For the six months ended May 31, 2007, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to

24

reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average daily net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average daily net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2007, Tax-Managed U.S. Equity Portfolio had approximately $499 previously waived fees (in thousands) subject to future recovery by the Advisor over various periods not exceeding May 31, 2010.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended May 31, 2007, the total related amounts paid to the CCO by the Fund were $76 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$55

Tax-Managed U.S. Equity Portfolio	33

Tax-Managed U.S. Targeted Value Portfolio	67

Tax-Managed U.S. Small Cap Portfolio	36

Tax-Managed DFA International Value Portfolio	53

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$519,182	$431,147
Tax-Managed U.S. Small Cap Portfolio	369,077	257,913
Tax-Managed DFA International Value Portfolio	235,987	133,046

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

25

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2006, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Targeted Value Portfolio	$17,717	$(1,345)	$(16,372)
Tax-Managed DFA International Value Portfolio	5,837	4,918	(10,755)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2005 and November 30, 2006 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2005	$15,313	—	$15,313
2006	28,092	—	28,092
Tax-Managed U.S. Equity Portfolio
2005	10,534	—	10,534
2006	16,748	—	16,748
Tax-Managed U.S. Targeted Value Portfolio
2005	9,603	$34,407	44,010
2006	22,689	235,961	258,650
Tax-Managed U.S. Small Cap Portfolio
2005	1,758	—	1,758
2006	4,846	—	4,846
Tax-Managed DFA International Value Portfolio
2005	31,454	—	31,454
2006	67,624	25,405	93,029

At November 30, 2006, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Targeted Value Portfolio	$1,345	$16,372	$17,717
Tax-Managed DFA International Value Portfolio	2,183	3,654	5,837

26

At November 30, 2006, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$10,751	—	$(103,061)	$(92,310)
Tax-Managed U.S. Equity Portfolio	6,141	—	(76,055)	(69,914)
Tax-Managed U.S. Targeted Value Portfolio	4,772	$284,525	—	289,297
Tax-Managed U.S. Small Cap Portfolio	2,068	—	(36,744)	(34,676)
Tax-Managed DFA International Value Portfolio	5,313	108,498	—	113,811

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2006, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2012	2013	2014	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	$87,589	$15,472	—	—	—	$103,061
Tax-Managed U.S. Equity Portfolio	$22,901	12,492	—	—	$13,463	$27,199	76,055
Tax-Managed U.S. Small Cap Portfolio	—	1,538	35,206	—	—	—	36,744

During the year ended November 30, 2006, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$53,337
Tax-Managed U.S. Small Cap Portfolio	28,324

Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2006, the Tax-Managed DFA International Value Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $3,306 and $9,728, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,070,530	$1,022,345	$(24,895)	$997,450
Tax-Managed U.S. Equity Portfolio	1,316,503	500,236	(7,104)	493,132
Tax-Managed U.S. Targeted Value Portfolio	2,958,412	1,219,098	(84,538)	1,134,560
Tax-Managed U.S. Small Cap Portfolio	1,627,801	747,854	(35,262)	712,592
Tax-Managed DFA International Value Portfolio	1,900,675	1,154,651	(4,497)	1,150,154

27

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Portfolios under this line of credit during the six months ended May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities

28

and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Other:

At May 31, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	2	72%
Tax-Managed U.S. Equity Portfolio	2	82%
Tax-Managed U.S. Targeted Value Portfolio	1	71%
Tax-Managed U.S. Small Cap Portfolio	1	75%
Tax-Managed DFA International Value Portfolio	1	69%

29

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended May 31, 2007

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,132.30	0.22%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.22%	$1.11

The Tax-Managed U.S. Equity Series

Actual Fund Return	$1,000.00	$1,107.20	0.07%	$0.37
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (365) to reflect the six-month period.

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 27, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	17.1%	4.0%	11.7%	33.1%	2.7%	9.8%	6.0%	5.7%	9.6%	0.3%	100.0%
The Tax-Managed U.S. Equity Series	12.3%	9.1%	9.2%	19.1%	12.2%	11.6%	15.4%	3.7%	3.6%	3.8%	100.0%

31

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.9%)
Consumer Discretionary — (15.4%)
CBS Corp. Class B	1,074,561	$35,739,899	0.8%
* Comcast Corp. Class A	2,016,437	55,270,538	1.3%
* Comcast Corp. Special Class A Non-Voting	1,015,674	27,606,019	0.7%
Disney (Walt) Co.	666,400	23,617,216	0.6%
Federated Department Stores, Inc.	681,504	27,212,455	0.6%
Harrah's Entertainment, Inc.	266,873	22,804,298	0.5%
News Corp. Class A	1,192,624	26,345,064	0.6%
Time Warner, Inc.	5,762,400	123,142,488	2.9%
Other Securities		390,452,734	9.0%
Total Consumer Discretionary		732,190,711	17.0%
Consumer Staples — (3.6%)
Archer-Daniels-Midland Co.	722,965	25,332,694	0.6%
Kraft Foods, Inc.	1,049,381	35,511,053	0.8%
Other Securities		111,568,226	2.6%
Total Consumer Staples		172,411,973	4.0%
Energy — (10.5%)
Anadarko Petroleum Corp.	598,568	29,718,901	0.7%
Apache Corp.	487,346	39,353,189	0.9%
ConocoPhillips	2,125,046	164,542,312	3.8%
Devon Energy Corp.	617,500	47,411,650	1.1%
Hess Corp.	407,500	24,132,150	0.6%
Marathon Oil Corp.	306,495	37,947,146	0.9%
# Valero Energy Corp.	432,200	32,250,764	0.8%
Other Securities		127,278,946	2.9%
Total Energy		502,635,058	11.7%
Financials — (29.7%)
Allstate Corp.	706,000	43,419,000	1.0%
American International Group, Inc.	374,820	27,114,479	0.6%
# Bank of America Corp.	868,390	44,036,057	1.0%
Bear Stearns Companies, Inc.	143,122	21,462,575	0.5%
Capital One Financial Corp.	387,603	30,922,967	0.7%
Chubb Corp.	610,605	33,503,896	0.8%
Countrywide Financial Corp.	852,998	33,215,742	0.8%
Hartford Financial Services Group, Inc.	466,933	48,173,478	1.1%
JPMorgan Chase & Co.	3,122,448	161,836,480	3.8%
Lincoln National Corp.	414,107	30,022,757	0.7%
Loews Corp.	802,700	40,961,781	1.0%
Merrill Lynch & Co., Inc.	349,900	32,446,227	0.8%
MetLife, Inc.	1,031,200	70,121,600	1.6%
# National City Corp.	656,887	22,721,721	0.5%
Prudential Financial, Inc.	578,000	58,967,560	1.4%
Regions Financial Corp.	708,511	25,272,587	0.6%
SunTrust Banks, Inc.	526,020	46,968,326	1.1%
The Travelers Companies, Inc.	1,009,200	54,668,364	1.3%
Wachovia Corp.	979,854	53,098,288	1.2%
Washington Mutual, Inc.	1,162,678	50,832,282	1.2%
Other Securities		488,969,356	11.3%
Total Financials		1,418,735,523	33.0%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (2.5%)
Total Health Care		$120,222,659	2.8%
Industrials — (8.8%)
Burlington Northern Santa Fe Corp.	523,260	48,731,204	1.2%
CSX Corp.	672,000	30,535,680	0.7%
Norfolk Southern Corp.	571,500	33,078,420	0.8%
Northrop Grumman Corp.	517,210	39,106,248	0.9%
Raytheon Co.	420,600	23,385,360	0.6%
Union Pacific Corp.	409,400	49,406,392	1.2%
Other Securities		196,115,919	4.4%
Total Industrials		420,359,223	9.8%
Information Technology — (5.4%)
Hewlett-Packard Co.	1,945,200	88,915,092	2.1%
Other Securities		169,184,717	3.9%
Total Information Technology		258,099,809	6.0%
Materials — (5.1%)
# Alcoa, Inc.	711,352	29,364,611	0.7%
Weyerhaeuser Co.	281,168	23,044,529	0.5%
Other Securities		189,105,798	4.4%
Total Materials		241,514,938	5.6%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (8.6%)
Alltel Corp.	346,700	23,755,884	0.6%
AT&T, Inc.	4,334,318	179,180,706	4.2%
Sprint Nextel Corp.	2,686,386	61,383,920	1.4%
Verizon Communications, Inc.	2,835,200	123,416,256	2.9%
Other Securities		23,817,178	0.5%
Total Telecommunication Services		411,553,944	9.6%
Utilities — (0.3%)
Total Utilities		12,726,042	0.3%
TOTAL COMMON STOCKS		4,290,450,126	99.8%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	17,769,051	17,769,051	0.4%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,062,775 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 05/01/34 to 04/01/37, valued at $453,088,253) to be repurchased at $439,956,392	$439,892	439,891,508	10.3%
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $26,885,000 FHLB 4.875%, 11/18/11, valued at $26,629,873) to be repurchased at $25,810,933	25,807	25,807,126	0.6%
TOTAL SECURITIES LENDING COLLATERAL		465,698,634	10.9%
TOTAL INVESTMENTS — (100.0%) (Cost $3,362,365,272)		$4,773,917,811	111.1%

See accompanying Notes to Financial Statements.
33

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

May 31, 2007
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.9%)
Consumer Discretionary — (11.0%)
Disney (Walt) Co.	231,347	$8,198,938	0.5%
Home Depot, Inc.	217,800	8,465,886	0.5%
# McDonald's Corp.	136,300	6,889,965	0.4%
Time Warner, Inc.	435,000	9,295,950	0.5%
Other Securities		186,969,718	10.3%
Total Consumer Discretionary		219,820,457	12.2%
Consumer Staples — (8.1%)
Altria Group, Inc.	230,200	16,367,220	0.9%
Coca-Cola Co.	256,500	13,591,935	0.8%
Kraft Foods, Inc.	195,803	6,625,974	0.4%
PepsiCo, Inc.	172,900	11,814,257	0.7%
Procter & Gamble Co.	350,480	22,273,004	1.2%
Wal-Mart Stores, Inc.	448,548	21,350,885	1.2%
Other Securities		70,777,524	3.8%
Total Consumer Staples		162,800,799	9.0%
Energy — (8.3%)
Chevron Corp.	242,314	19,746,168	1.1%
ConocoPhillips	179,473	13,896,594	0.8%
Exxon Mobil Corp.	661,100	54,983,687	3.1%
Other Securities		76,764,384	4.1%
Total Energy		165,390,833	9.1%
Financials — (17.2%)
American Express Co.	133,500	8,674,830	0.5%
American International Group, Inc.	280,280	20,275,455	1.1%
Bank of America Corp.	480,828	24,382,788	1.4%
Citigroup, Inc.	528,584	28,802,542	1.6%
Federal National Mortgage Association	105,517	6,744,647	0.4%
JPMorgan Chase & Co.	373,032	19,334,249	1.1%
Merrill Lynch & Co., Inc.	95,300	8,837,169	0.5%
Morgan Stanley	114,940	9,774,498	0.6%
The Goldman Sachs Group, Inc.	45,900	10,594,638	0.6%
U.S. Bancorp	194,300	6,718,894	0.4%
Wachovia Corp.	205,721	11,148,021	0.6%
Wells Fargo & Co.	371,300	13,400,217	0.8%
Other Securities		174,268,307	9.4%
Total Financials		342,956,255	19.0%
Health Care — (11.1%)
Abbott Laboratories	164,660	9,278,591	0.5%
* Amgen, Inc.	112,360	6,329,239	0.4%
Bristol-Myers Squibb Co.	219,647	6,657,501	0.4%
* Genentech, Inc.	110,400	8,806,608	0.5%
Johnson & Johnson	313,700	19,847,799	1.1%
Medtronic, Inc.	125,900	6,694,103	0.4%
Merck & Co., Inc.	240,400	12,608,980	0.7%
Pfizer, Inc.	756,692	20,801,463	1.2%
UnitedHealth Group, Inc.	144,304	7,903,530	0.5%
Wyeth	148,280	8,576,515	0.5%
Other Securities		114,582,959	6.1%
Total Health Care		222,087,288	12.3%

34

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.4%)
3M Co.	80,300	$7,063,188	0.4%
Boeing Co.	87,400	8,791,566	0.5%
General Electric Co.	1,133,189	42,585,243	2.4%
United Technologies Corp.	108,800	7,675,840	0.4%
Other Securities		142,238,715	7.8%
Total Industrials		208,354,552	11.5%
Information Technology — (13.9%)
* Apple, Inc.	90,700	11,025,492	0.6%
* Cisco Sytems, Inc.	703,750	18,944,950	1.1%
Hewlett-Packard Co.	335,500	15,335,705	0.9%
Intel Corp.	627,600	13,913,892	0.8%
International Business Machines Corp.	162,740	17,348,084	1.0%
Microsoft Corp.	1,072,950	32,907,377	1.8%
* Oracle Corp.	625,550	12,123,159	0.7%
QUALCOMM, Inc.	175,330	7,530,424	0.4%
Other Securities		148,159,430	8.0%
Total Information Technology		277,288,513	15.3%
Materials — (3.3%)
Total Materials		65,705,309	3.6%
Other — (0.0%)
Total Other		6	0.0%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		554,509	0.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	668,612	27,640,420	1.5%
Sprint Nextel Corp.	297,024	6,786,998	0.4%
Verizon Communications, Inc.	312,600	13,607,478	0.8%
Other Securities		16,877,133	0.9%
Total Telecommunication Services		64,912,029	3.6%
Utilities — (3.4%)
Total Utilities		68,226,903	3.8%
TOTAL COMMON STOCKS		1,798,097,453	99.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		92	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,309,118	13,309,118	0.7%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.4%)
@Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $264,110,319 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/33 to 08/01/36, valued at $182,926,024) to be repurchased at $177,624,277	$177,598	177,598,081	9.8%
@Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $11,580,000 FHLB 4.875%, 11/18/11, valued at $11,470,111) to be repurchased at $11,113,682	11,112	11,112,043	0.6%
TOTAL SECURITIES LENDING COLLATERAL		188,710,124	10.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,506,567,949)		$2,000,116,787	110.5%

See accompanying Notes to Financial Statements.
35

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $447,581 and $182,448 of securities on loan, respectively)	$4,290,450	$1,798,098
Temporary Cash Investments at Value	17,769	13,309
Collateral Received from Securities on Loan at Value	465,699	188,710
Cash	—	1,215
Receivables:
Investment Securities Sold	2,608	—
Dividends and Interest	5,960	3,048
Securities Lending Income	114	51
Fund Shares Sold	1,344	635
Prepaid Expenses and Other Assets	10	4
Total Assets	4,783,954	2,005,070
LIABILITIES:
Payables:
Upon Return of Securities Loaned	465,699	188,710
Investment Securities Purchased	18,739	6,573
Due to Advisor	699	74
Accrued Expenses and Other Liabilities	167	76
Total Liabilities	485,304	195,433
NET ASSETS	$4,298,650	$1,809,637
Investments at Cost	$2,878,898	$1,304,549
Temporary Cash Investments at Cost	$17,769	$13,309
Collateral Received from Securities on Loan at Cost	$465,699	$188,710

See accompanying Notes to Financial Statements.
36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED MAY 31, 2007
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$32,174	$14,424
Interest	721	246
Income from Securities Lending	589	312
Total Investment Income	33,484	14,982
Expenses
Investment Advisory Services Fees	3,852	406
Accounting & Transfer Agent Fees	188	85
Custodian Fees	33	28
Legal Fees	9	4
Audit Fees	20	8
Shareholders' Reports	10	4
Directors'/Trustees' Fees & Expenses	20	8
Other	25	13
Total Expenses	4,157	556
Net Investment Income (Loss)	29,327	14,426
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	151,595	3,818
Change in Unrealized Appreciation (Depreciation) of Investment Securities	307,654	151,394
Net Realized and Unrealized Gain (Loss)	459,249	155,212
Net Increase (Decrease) in Net Assets Resulting from Operations	$488,576	$169,638

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006	Six Months Ended May 31, 2007	Year Ended Nov. 30, 2006
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,327	$48,576	$14,426	$21,232
Net Realized Gain (Loss) on Investment Securities Sold	151,595	76,342	3,818	(27,193)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	307,654	364,679	151,394	165,031
Net Increase (Decrease) in Net Assets Resulting from Operations	488,576	489,597	169,638	159,070
Transactions in Interest:
Contributions	304,721	604,686	159,763	336,533
Withdrawals	(16,206)	(49,111)	(7,550)	(7,165)
Net Increase (Decrease) from Transactions in Interest	288,515	555,575	152,213	329,368
Total Increase (Decrease) in Net Assets	777,091	1,045,172	321,851	488,438
Net Assets
Beginning of Period	3,521,559	2,476,387	1,487,786	999,348
End of Period	$4,298,650	$3,521,559	$1,809,637	$1,487,786

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series							The Tax-Managed U.S. Equity Series
	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Six Months Ended May 31, 2007		Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002
	(Unaudited)							(Unaudited)
Total Return	13.23	%(C)	17.70%	16.44%	20.49%	22.88%	(20.25)%	10.72	%(C)	13.06%	10.15%	12.20%	18.49%	(20.12)%
Net Assets, End of Period (thousands)	$4,298,650		$3,521,559	$2,476,387	$1,702,613	$1,085,233	$674,358	$1,809,637		$1,487,786	$999,348	$618,950	$348,758	$198,247
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.22%	0.24%	0.25%	0.25%	0.25%	0.07	%(B)	0.07%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.53	%(B)	1.63%	1.52%	1.14%	0.61%	0.61%	1.78	%(B)	1.71%	1.51%	1.52%	1.02%	0.63%
Portfolio Turnover Rate	9	%(C)	21%	12%	5%	6%	15%	3	%(C)	21%	10%	5%	13%	11%

39
39See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of May 31, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the

40

lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

4.  New Accounting Standards: On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trust's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and its impact on the financial statements has not yet been determined.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended May 31, 2007, the total related amounts paid to the CCO by the Trust were $58 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At May 31, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$78
The Tax-Managed U.S. Equity Series	33

41

E.  Purchases and Sales of Securities:

For the six months ended May 31, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$690,484	$360,582
The Tax-Managed U.S. Equity Series	207,668	49,455

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At May 31, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,363,229	$1,425,788	$(15,099)	$1,410,689
The Tax-Managed U.S. Equity Series	1,506,987	500,226	(7,096)	493,130

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2007.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 28, 2006 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 26, 2007. Effective June 26, 2007, the expiration date was extended to June 24, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 23, 2006 with its international custodian bank. Each portfolio is permitted

42

to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the six months ended May 31, 2007.

I.  Securities Lending:

As of May 31, 2007, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

43

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

44

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 15, 2006 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Portfolio Performance and Service Review Committee (the "Review Committee"), composed of Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc.(the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Review Committee posed after its review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed DFA International Value Portfolio compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Tax-Managed U.S. Marketwide Value Series, Tax-Managed U.S. Equity Series and Tax-Managed U.S. Small Cap Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with

45

the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the past fifteen months.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

46

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DFA053107-002S

ITEM 2.      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or its underlying fund that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
Large Cap International Portfolio	An underlying fund for The Global Large Company Series

The U.S. Large Company Series	Series of Registrant

The U.S. Large Cap Value Series	Series of Registrant

The U.S. Small Cap Value Series	Series of Registrant

The U.S. Small Cap Series	Series of Registrant

The U.S. Micro Cap Series	Series of Registrant

The DFA International Value Series	Series of Registrant

The Japanese Small Company Series	Series of Registrant

The Asia Pacific Small Company Series	Series of Registrant

The United Kingdom Small Company Series	Series of Registrant

The Continental Small Company Series	Series of Registrant

The Canadian Small Company Series	Series of Registrant

The Emerging Markets Series	Series of Registrant

The Emerging Markets Small Cap Series	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Series of Registrant

The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Corporation
NVDR	Non-Voting Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of May 31, 2007.
–	Amounts designated as - are either zero or rounded to zero

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
#	ABC Learning Centres, Ltd.	47,064	$281,195
	AGL Energy, Ltd.	45,094	574,495
	Alinta, Ltd.	51,178	648,011
#	Alumina, Ltd.	139,764	897,896
	Amcor, Ltd.	89,030	548,463
	Amcor, Ltd. Sponsored ADR	1,068	26,198
	AMP, Ltd.	205,915	1,725,540
	Ansell, Ltd.	12,403	126,150
	APN News & Media, Ltd.	49,644	254,354
#	Aristocrat Leisure, Ltd.	50,249	640,844
	ASX, Ltd.	16,683	671,218
*	Austar United Communications, Ltd.	284,547	393,905
	Australand Property Group	79,544	156,446
	Australia & New Zealand Banking Group, Ltd.	200,479	4,785,692
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	4,200	503,496
	AWB, Ltd.	33,896	106,037
	AXA Asia Pacific Holdings, Ltd.	244,297	1,557,685
#	Babcock & Brown Infrastructure Group	138,206	207,744
#	Babcock & Brown, Ltd.	23,906	635,734
#	Bank of Queensland, Ltd.	9,823	153,813
#	Bendigo Bank, Ltd.	10,781	149,098
	BHP Billiton, Ltd.	360,962	9,498,785
	BHP Billiton, Ltd. Sponsored ADR	28,400	1,494,976
	Billabong International, Ltd.	17,806	272,948
	BlueScope Steel, Ltd.	83,778	768,121
#	Boral, Ltd.	60,071	437,574
*	Brambles, Ltd.	177,043	1,876,232
	Caltex Australia, Ltd.	29,754	631,505
	Challenger Financial Services Group, Ltd.	39,625	193,943
	Coates Hire, Ltd.	53,951	277,832
	Coca-Cola Amatil, Ltd.	50,128	392,280
	Cochlear, Ltd.	5,059	260,629
	Coles Group, Ltd.	135,872	1,861,951
	Commonwealth Bank of Australia	146,644	6,726,469
	Computershare, Ltd.	51,406	478,145
#	ConnectEast Group	119,785	160,626
	CSL, Ltd.	20,231	1,492,422
#	CSR, Ltd.	91,001	271,851
	Downer EDI, Ltd.	25,609	158,651
	Dyno Nobel, Ltd.	79,300	167,744
	Fairfax Media, Ltd.	119,022	480,127
*	Fortescue Metals Group, Ltd.	50,976	1,598,364
	Foster’s Group, Ltd.	230,983	1,216,622
	Goodman Fielder, Ltd.	110,302	232,772
#	Harvey Norman Holdings, Ltd.	128,448	546,525
#	Iluka Resources, Ltd.	21,428	106,321
	Incitec Pivot, Ltd.	4,320	237,260

	Insurance Australia Group, Ltd.	192,891	952,055
	James Hardie Industries NL	43,241	332,441
#	Jones (David), Ltd.	36,821	158,387
#	Jubilee Mines NL	9,271	133,901
#	Leighton Holdings, Ltd.	30,749	1,136,395
	Lend Lease Corp., Ltd.	707	11,678
*	Lihir Gold, Ltd.	149,200	394,509
	Lion Nathan, Ltd.	63,050	477,179
	Macquarie Airports	71,615	246,765
#	Macquarie Bank, Ltd.	28,473	2,063,906
#	Macquarie Communications Infrastructure Group	32,715	184,814
	Macquarie Infrastructure Group	94,865	291,076
	Metcash Limited	117,002	500,642
#	Minara Resources, Ltd.	28,511	194,746
	Mirvac, Ltd.	112,005	533,212
	Multiplex Group	59,010	240,620
	National Australia Bank, Ltd.	178,139	6,274,437
	National Australia Bank, Ltd. Sponsored ADR	2,900	509,153
	Newcrest Mining, Ltd.	35,457	649,359
#	Nufarm, Ltd.	14,411	168,249
	Oil Search, Ltd.	77,653	253,949
#	Onesteel, Ltd.	55,721	304,459
	Orica, Ltd.	31,005	800,814
	Origin Energy, Ltd.	100,174	729,788
#	Oxiana, Ltd.	126,263	343,529
# *	Paladin Resources, Ltd.	101,022	731,309
	Paperlinx, Ltd.	43,090	147,262
	Perpetual Trustees Australia, Ltd.	3,869	261,451
#	Publishing and Broadcasting, Ltd.	75,939	1,361,456
	Qantas Airways, Ltd.	109,273	516,237
	QBE Insurance Group, Ltd.	91,351	2,359,504
#	Ramsay Health Care, Ltd.	14,888	139,612
	Reece Australia, Ltd.	93	2,174
	Rinker Group, Ltd.	104,478	1,659,296
#	Rio Tinto, Ltd.	50,271	3,974,439
	Santos, Ltd.	61,847	685,411
#	Seven Network, Ltd.	3,746	35,673
#	Sigma Pharmaceuticals, Ltd.	124,241	233,254
#	Sims Group, Ltd.	8,021	180,819
	Sonic Healthcare, Ltd.	25,691	309,910
#	St. George Bank, Ltd.	60,821	1,881,151
	Suncorp-Metway, Ltd.	106,235	1,860,477
	Symbion Health, Ltd.	60,921	220,589
#	TABCORP Holdings, Ltd.	64,720	951,483
	Tattersall’s, Ltd.	97,726	385,414
	Telstra Corp., Ltd.	876,734	3,522,932
	Telstra Corp., Ltd.	438,367	1,229,398
	Toll Holdings, Ltd.	65,734	1,258,454
*	Tower Australia Group, Ltd.	40,218	76,751
	Transfield Services, Ltd.	16,966	171,229
#	Transurban Group	90,157	626,184
#	United Group, Ltd.	31,665	440,255
#	Virgin Blue Holdings, Ltd.	90,396	196,457
	Washington H. Soul Pattinson & Co., Ltd.	18,899	148,690
	Wesfarmers, Ltd.	45,192	1,421,141
#	West Australian Newspapers Holdings, Ltd.	26,425	315,610
	Westfield Group Stapled	1,247	22,133
	Westpac Banking Corp.	202,872	4,375,643

	Westpac Banking Corp. Sponsored ADR	2,500	271,275
	Woodside Petroleum, Ltd.	71,862	2,557,495
	Woolworths, Ltd.	133,224	3,037,641
	WorleyParsons, Ltd.	16,683	415,761
	Zinifex, Ltd.	53,600	785,123
TOTAL — AUSTRALIA			103,539,845

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
#	Boehler-Uddeholm AG	6,158	598,042
# *	BWIN Interactive Entertainment AG	2,186	86,774
# *	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,167,226
#	EVN AG	1,049	131,066
*	Immofinanz Immobilien Anlagen AG	8,273	133,403
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	435,711
#	OMV AG	17,280	1,144,577
# *	Raiffeisen International Bank-Holding AG	4,336	676,273
# *	Telekom Austria AG	35,563	972,063
	Telekom Austria AG ADR	2,400	129,360
# *	Uniqa Versicherungen AG	7,460	263,494
	Voestalpine AG	9,359	678,962
# *	Wiener Staedtische Versicherung AG	3,561	267,065
	Wienerberger AG	8,679	654,122
TOTAL — AUSTRIA			8,338,138

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & Van Haaren SA	5,007	494,505
	Agfa Gevaert NV	10,485	273,514
	Bekaert SA	1,924	274,875
	Colruyt SA	1,700	396,580
*	Cumerio NV SA- Strip	55	3
#	Delhaize Group	4,997	477,115
	Delhaize Group Sponsored ADR	3,100	295,399
#	Dexia SA	70,248	2,254,586
	Distrigaz	29	172,107
#	Fortis	144,202	5,986,086
	InBev NV	29,842	2,512,395
	KBC Groep NV	22,538	3,109,336
	Mobistar SA	3,728	324,570
	Solvay SA	6,809	1,086,541
*	Suez SA Strip VVPR	11,992	161
	UCB SA (5596991)	9,280	542,234
	UCB SA (5675588)	2,437	141,734
	Umicore	2,419	515,929
*	Umicore Strip VVPR	55	4
TOTAL — BELGIUM			18,857,674

CANADA — (6.1%)
COMMON STOCKS — (6.1%)
	Aber Diamond Corp.	6,200	263,164
	Addax Petroleum Corp.	8,200	314,323
	AGF Management, Ltd. Class B Non-Voting	9,052	311,861
	Agnico Eagle Mines, Ltd.	14,600	531,120
	Agrium, Inc.	21,900	844,796

	Alcan, Inc.	49,332	4,280,575
	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	14,900	320,122
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	6,500	315,398
	Astral Media, Inc. Class A	6,100	248,426
#	Atco, Ltd. Class 1 Non-Voting	4,700	242,734
	AUR Resources, Inc.	12,600	351,754
#	Bank of Montreal	96,175	6,407,471
#	Bank of Nova Scotia	123,227	6,203,977
	Barrick Gold Corp.	110,300	3,207,115
#	BCE, Inc.	35,250	1,301,772
	Biovail Corp.	15,600	377,895
*	Bombardier, Inc. Class B	180,500	897,775
#	Brookfield Asset Management, Inc. Series A Limited Voting	59,775	2,520,431
	Brookfield Properties Corp.	20,137	529,782
	CAE, Inc.	40,033	520,624
	Cameco Corp.	40,200	2,085,168
	Canada Bread Co., Ltd.	200	10,527
#	Canadian Imperial Bank of Commerce	41,900	4,023,121
#	Canadian National Railway Co.	67,200	3,662,827
	Canadian National Resources, Ltd.	67,000	4,458,106
	Canadian Pacific Railway, Ltd.	17,400	1,241,230
#	Canadian Tire Corp. Class A Non-Voting	12,200	901,997
#	Canadian Utilities, Ltd. Class A Non-Voting	11,200	523,246
*	Canfor Corp.	8,800	107,532
*	CanWest Global Communications Corp.	11,700	113,325
*	Celestica, Inc. Subordinate Voting	28,200	185,082
*	CGI Group, Inc.	45,000	485,509
*	Cognos, Inc.	10,300	411,480
# *	Compton Petroleum Corp.	10,000	116,399
	Corus Entertainment, Inc. Class B Non-Voting	4,300	199,000
*	Denison Mines Corp.	16,300	211,522
*	Domtar Corp.	25,700	277,520
*	Duvernay Oil Corp.	5,400	206,236
*	Eldorado Gold Corp.	37,800	217,343
#	Emera, Inc.	4,200	84,817
	Empire Co., Ltd. Class A Non-Voting	2,600	102,969
#	Enbridge, Inc.	39,296	1,394,979
	EnCana Corp.	105,300	6,468,035
	Ensign Energy Services, Inc.	13,500	280,703
	Fairfax Financial Holdings, Inc. Subordinate Voting	2,100	424,162
	Finning International, Inc.	18,600	527,429
*	First Calgary Petroleums, Ltd. Class A	25,700	121,340
	First Quantum Minerals, Ltd.	8,400	671,466
#	Fortis, Inc.	12,200	321,995
	George Weston, Ltd.	6,700	469,175
	Gerdau Ameristeel Corp.	14,100	220,411
*	Gildan Activewear, Inc.	12,600	440,223
#	Goldcorp, Inc.	87,620	2,107,762
#	Great West Lifeco, Inc.	33,700	1,109,365
*	HudBay Minerals, Inc.	6,300	144,954
#	Husky Energy, Inc.	15,900	1,327,180
	IAMGOLD Corp.	36,600	266,904
#	IGM Financial, Inc.	12,900	649,221
#	Imperial Oil, Ltd.	41,727	1,936,935
	Industrial Alliance Insurance & Financial Services, Inc.	5,900	212,424
	ING Canada, Inc.	13,600	593,283
	Inmet Mining Corp.	5,400	386,017
	Ipsco, Inc.	5,335	837,659

*	Ivanhoe Mines, Ltd.	12,400	175,172
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	16,500	226,150
*	Kinross Gold Corp.	65,112	868,079
*	Lionore Mining International, Ltd.	47,600	1,269,215
	Loblaw Companies, Ltd.	13,600	635,752
# *	Lundin Mining Corp.	22,400	272,670
*	MacDonald Dettweiler & Associates, Ltd.	4,600	189,875
#	Magna International, Inc. Class A	13,080	1,166,267
#	Manitoba Telecom Services, Inc.	2,400	110,733
#	Manulife Financial Corp.	196,798	7,341,287
	MDS, Inc.	15,179	308,093
*	Meridian Gold, Inc.	10,400	265,834
	Methanex Corp.	11,600	301,387
#	Metro, Inc. Class A Subordinate Voting	12,400	436,133
*	MGM Energy Corp.	316	913
#	Mi Developments, Inc.	5,100	197,401
#	National Bank of Canada	19,300	1,173,590
	New Maple Leaf Foods, Inc.	6,700	101,540
	Nexen, Inc.	60,150	1,813,610
	Niko Resources, Ltd.	4,200	380,851
	Norbord, Inc.	2,400	20,329
*	Nortel Networks Corp.	65,860	1,714,232
#	Northbridge Financial Corp.	2,700	86,230
#	Nova Chemicals Corp.	6,300	224,411
	Onex Corp.	11,800	420,436
*	OPTI Canada, Inc.	18,400	416,993
*	Pan Amer Silver Corp.	6,300	176,525
*	Paramount Resources, Ltd. Class A	7,900	196,835
	Petro-Canada	61,000	3,084,218
	Potash Corp. of Saskatchewan, Inc.	39,000	2,761,285
#	Power Corp. of Canada, Ltd.	37,800	1,412,199
#	Power Financial Corp.	28,400	1,092,614
	Quebecor World, Inc.	8,800	108,025
	Quebecor, Inc. Class B Subordinate Voting	4,500	162,481
	Reitmans Canada, Ltd.	4,500	104,969
*	Research In Motion, Ltd.	19,600	3,252,068
	Ritchie Brothers Auctioneers, Inc.	3,000	177,824
	Rogers Communications, Inc. Class B Non-Voting	59,800	2,475,080
*	RONA, Inc.	12,100	261,435
	Rothmans, Inc.	1,200	25,400
#	Royal Bank of Canada	221,353	12,071,354
	Russel Metals, Inc.	6,600	189,188
	Saputo, Inc.	5,100	200,882
	Shaw Communictions, Inc. Class B Non-Voting	21,600	900,673
	Shawcor, Ltd.	6,000	164,641
	Sherritt International Corp.	14,600	210,892
	Shoppers Drug Mart Corp.	23,400	1,103,055
# *	Silver Wheaton Corp.	19,000	217,249
	SNC-Lavalin Group, Inc.	19,100	708,571
	Sobeys, Inc.	2,400	129,132
#	Sun Life Financial, Inc.	73,300	3,460,780
	Suncor Energy, Inc.	59,199	5,155,560
*	SXR Uranium One, Inc.	24,000	371,578
#	Talisman Energy, Inc.	136,000	2,751,533
#	Teck Cominco Class B	54,660	2,303,733
	Telus Corp.	5,617	341,400
#	The Thomson Corp.	31,000	1,312,341
	Tim Hortons, Inc.	10,500	326,407

	Toromont Industries, Ltd.	4,900	129,188
#	Toronto Dominion Bank	93,315	6,439,398
	Torstar Corp. Class B Non-Voting	5,800	122,659
#	Transalta Corp.	23,300	616,918
#	TransCanada Corp.	65,227	2,392,958
	Transcontinental, Inc. Class A	6,600	130,815
	Trican Well Service, Ltd.	12,100	289,377
#	TSX Group, Inc.	8,000	317,951
*	UTS Energy Corp.	41,100	205,577
	West Fraser Timber Co., Ltd.	3,000	116,399
*	Western Oil Sands, Inc. Series A	17,200	605,763
	Yamana Gold, Inc.	26,000	349,308
TOTAL — CANADA			149,571,114

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	325	3,962,308
*	Alm. Brand A.S.	2,100	143,488
#	Bang & Olufsen Holding A.S. Series B	1,150	144,852
	Carlsberg A.S. Series B	3,475	421,425
	Codan A.S.	1,450	158,266
#	Coloplast A.S.	3,540	306,489
	Dampskibs Norden	3,600	216,916
#	Dampskibsselsk Torm A.S.	3,400	134,470
#	Danisco A.S.	6,350	537,571
	Danske Bank A.S.	53,356	2,319,993
	De Sammenslut Vogmaend	27,800	566,663
	East Asiatic Co., Ltd.	2,525	141,432
	FLSmidth & Co. A.S.	4,500	364,936
*	Genmab A.S.	2,400	172,322
*	GN Great Nordic A.S.	21,220	247,125
	Group 4 Securicor PLC	28,536	123,492
	H. Lundbeck A.S.	17,802	443,745
*	Jyske Bank A.S.	7,260	555,094
	NKT Holding A.S.	2,000	201,605
	Novo-Nordisk A.S. Series B	24,250	2,548,974
	Novo-Nordisk A.S. Sponsored ADR	4,400	463,012
	Novozymes A.S. Series B	4,880	522,407
	Rockwool International A.S.	400	117,244
	Sydbank A.S.	5,940	321,900
*	Topdanmark A.S.	2,400	442,654
*	Vestas Wind Systems A.S.	21,466	1,504,291
*	William Demant Holding A.S.	3,260	332,251
TOTAL — DENMARK			17,414,925

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
	Cargotec Oyj Series B	3,100	195,507
#	Elisa Oyj	17,663	510,326
	Fortum Oyj	113,088	3,718,607
	Kesko Oyj	9,200	635,919
	Kone Oyj Series B	10,280	615,919
	Metso Corp. Sponsored ADR	2,600	144,560
	Metso Oyj	10,444	581,510
#	Neste Oil Oyj	28,272	1,067,226
	Nokia Oyj	422,721	11,571,807

	Nokia Oyj Sponsored ADR	63,200	1,730,416
	Nokian Renkaat Oyj	8,700	303,335
#	OKO Bank P.L.C. Class A	8,700	175,582
	Oriola-KD Oyj Class A	4,200	18,352
	Oriola-KD Oyj Class B	6,900	30,505
	Orion Oyj Series A	4,200	104,157
	Orion Oyj Series B	13,500	333,971
	Outokumpu Oyj Series A	19,700	706,708
#	Rautaruukki Oyj Series K	8,700	539,492
	Sampo Oyj	61,500	1,946,665
#	SanomaWSOY Oyj	15,794	496,139
	Stockmann Oyj Abp Series A	1,020	49,343
	Stockmann Oyj Abp Series B	1,950	93,545
	Stora Enso Oyj Series R	67,900	1,296,657
#	TietoEnator Oyj	7,060	225,210
	UPM-Kymmene Oyj	45,800	1,187,136
	UPM-Kymmene Oyj Sponsored ADR	9,900	256,410
	Wartsila Corp. Oyj Series B	6,750	447,768
#	YIT Oyj	11,100	386,566
TOTAL — FINLAND			29,369,338

FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
#	Accor SA	22,752	2,113,988
	Air France-KLM	24,260	1,239,011
#	Air Liquide SA	12,743	3,024,831
	Air Liquide SA Primes De Fid 02	12,644	3,001,970
#	Alcatel-Lucent SA	135,772	1,890,822
	Alcatel-Lucent SA Sponsored ADR	28,100	385,532
*	Alstom SA	12,038	1,905,095
*	Atos Origin SA	7,666	471,446
#	AXA SA	169,056	7,386,152
	AXA SA Sponsored ADR	33,000	1,441,770
# *	bioMerieux designs	1,600	137,053
#	BNP Paribas SA	100,729	12,213,148
# *	Bourbon SA	5,080	372,127
#	Bouygues SA	25,936	2,288,686
*	Business Objects SA	6,803	280,853
*	Business Objects SA Sponsored ADR	7,000	287,770
	Capgemini SA	16,015	1,221,237
#	Carrefour SA	71,011	5,172,171
#	Casino Guichard Perrachon SA	10,202	1,079,020
	Cie Generale D’Optique Essilor Intenational SA	10,525	1,263,826
#	Ciments Francais SA	1,006	238,561
#	Clarins SA	1,524	129,742
#	CNP Assurances	5,040	674,563
	Compagnie de Saint-Gobain	37,050	4,059,746
*	Compagnie Generale de Geophysique-Veritas SA	4,305	959,178
#	Compagnie Generale des Establissements Michelin Series B	15,210	1,992,031
#	Credit Agricole SA	75,577	3,117,074
	Dassault Systemes SA	9,666	586,838
#	Dior (Christian) SA	17,202	2,250,059
#	Eiffage SA	6,330	888,718
	Esso SA	286	82,695
*	Establissements Maurel et Prom	3,414	76,135
	Euler Hermes SA	3,120	451,550
#	European Aeronautic Defence & Space Co.	25,278	793,436

	Fimalac SA	3,197	346,800
# *	France Telecom SA	231,887	7,118,904
#	Groupe Danone	26,403	4,134,041
	Groupe Danone Sponsored ADR	6,900	215,556
#	Havas SA	27,830	167,297
#	Hermes International SA	12,027	1,674,388
#	Iliad SA	4,500	453,116
	Imerys SA	5,342	532,481
#	JC Decaux SA	18,441	612,422
#	Klepierre SA	1,862	360,266
#	LaFarge SA	17,353	3,003,193
	Lafarge SA Prime Fidelity	8,912	1,542,353
#	Lagardere S.C.A.	10,889	908,607
#	L’Oreal SA	64,016	7,601,002
#	LVMH (Louis Vuitton Moet Hennessy)	43,990	5,192,635
#	M6 Metropole Television	10,023	348,598
#	Natixis	34,900	913,953
	Neopost SA	3,543	525,324
	Nexans SA	2,498	402,345
	Pernod-Ricard SA	9,498	2,085,430
#	Peugeot SA	16,477	1,304,936
#	PPR SA	9,979	1,820,765
	Publicis Groupe	14,334	649,766
	Remy Cointreau SA	2,257	163,379
#	Renault SA	21,309	3,044,760
*	Rhodia SA	124,925	522,029
#	Safran SA	16,219	417,094
#	Sanofi - Aventis	111,839	10,773,482
	Sanofi - Aventis ADR	8,000	384,800
	Schneider Electric SA	25,220	3,636,706
	SCOR SE (B1LB9P6)	7,570	206,772
*	SCOR SE (4797364)	8	22
	SEB SA Prime Fidelity	990	185,827
#	Societe BIC SA	3,600	266,881
#	Societe Generale Paris	44,297	8,628,216
#	Societe Television Francaise 1	17,323	616,261
	Sodexho Alliance SA	11,496	868,201
	STMicroelectronics NV	24,397	470,914
#	Suez SA	98,301	5,649,932
#	Technip SA	8,071	625,087
	Technip SA ADR	3,600	278,424
#	Thales SA	16,134	987,305
	Thomson	20,078	385,986
*	Thomson Sponsored ADR	9,100	174,993
#	Total SA	235,328	17,737,143
	Total SA Sponsored ADR	23,000	1,735,350
	Unibail SA	4,413	1,265,036
#	Valeo SA	6,734	383,516
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	4,085	1,305,192
#	Veolia Environnement SA	34,982	2,932,192
#	Vinci SA	51,162	4,045,351
	Vivendi SA	139,502	6,076,046
#	Wendel Investissement	4,149	750,517
	Zodiac SA	4,549	353,986

TOTAL — FRANCE			180,262,412

GERMANY — (5.9%)
COMMON STOCKS — (5.9%)
#	Adidas-Salomon AG	25,189	1,603,366
	Allianz SE	40,153	8,892,108
	Allianz SE ADR	130,986	2,903,960
	Altana AG	14,018	342,026
	AMB Generali Holding AG	5,721	889,398
#	BASF AG	54,907	6,792,562
	BASF AG Sponsored ADR	3,200	395,840
	Bayer AG	67,562	4,863,987
	Bayer AG Sponsored ADR	22,500	1,617,300
#	Bayerische Motoren Werke (BMW) AG	59,234	3,955,253
#	Beiersdorf AG	34,704	2,488,644
	Bilfinger Berger AG	2,814	275,886
	Celesio AG	19,324	1,300,417
	Commerzbank AG	72,292	3,546,657
#	Continental AG	15,492	2,183,638
	DaimlerChrysler AG	90,972	8,314,093
#	Deutsche Bank AG	50,797	7,725,868
	Deutsche Bank AG ADR	24,902	3,787,594
#	Deutsche Boerse AG	11,322	2,677,134
	Deutsche Lufthansa AG	43,579	1,254,745
#	Deutsche Post AG	142,508	4,536,680
#	Deutsche Postbank AG	9,300	831,130
#	Deutsche Telekom AG	354,516	6,583,764
	E.ON AG	65,458	10,772,627
	E.ON AG Sponsored ADR	33,650	1,845,366
#	Fraport AG	9,524	691,900
*	Freenet AG	2,946	98,357
#	Fresenius Medical Care AG & Co.	6,632	975,566
*	GEA Group AG	14,061	450,205
#	Hannover Rueckversicherung AG	12,626	605,551
	Heidelberger Druckmaschinen AG	6,690	329,424
	Henkel KGAA	4,250	600,248
	Hochtief AG	7,146	824,421
	Hugo Boss AG	808	54,419
	Hypo Real Estate Holding AG	14,782	1,019,938
# *	IKB Deutsche Industriebank AG	7,069	261,508
*	Infineon Technologies AG	62,295	968,231
*	Infineon Technologies AG ADR	21,400	333,198
#	IVG Immobilien AG	9,036	391,449
	K&S AG	4,983	715,371
# *	KarstadtQuelle AG	10,229	365,520
*	Lanxess AG	8,679	490,439
# *	Linde AG	12,683	1,403,462
#	MAN AG	17,073	2,474,069
	Merck KGAA	4,005	527,445
#	Metro AG	36,404	2,944,204
#	Munchener Rueckversicherungs-Gesellschaft AG	25,460	4,775,788
	Puma AG Rudolf Dassler Sport	1,390	620,489
	Rheinmetall AG	3,270	309,277
#	Rhoen-Klinikum AG	5,477	339,706
	RWE AG	800	85,064
	RWE AG (Neu) Series A	52,926	5,972,329
#	Salzgitter AG	4,300	819,984
#	SAP AG	103,984	4,968,090
	SAP AG Sponsored ADR	2,600	124,124
	Siemens AG	83,409	10,983,715

	Siemens AG Sponsored ADR	19,600	2,587,200
#	Stada Arzneimittel AG	5,639	364,297
#	Suedzucker AG	20,328	440,529
	ThyssenKrupp AG	44,279	2,573,471
# *	TUI AG	28,417	774,145
#	United Internet AG	14,268	278,526
#	Volkswagen AG	24,379	3,688,541
TOTAL — GERMANY			146,610,243

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Agricultural Bank of Greece S.A.	38,356	206,080
	Alpha Bank A.E.	42,816	1,352,737
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	780,921
	Cosmote Mobile Telecommunications S.A.	21,450	687,973
	EFG Eurobank Ergasias S.A.	30,052	1,066,005
*	Emporiki Bank of Greece S.A.	7,020	197,995
	Hellenic Petroleum S.A.	15,660	237,963
*	Hellenic Telecommunication Organization Co. S.A.	33,920	1,078,343
*	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	8,300	134,045
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	290,443
*	National Bank of Greece S.A.	35,025	2,087,721
	National Bank of Greece S.A. ADR	54,000	650,160
	Piraeus Bank S.A.	23,143	882,364
	Public Power Corp.	15,920	431,352
	Titan Cement Co. S.A.	9,080	535,726
TOTAL — GREECE			10,619,828

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	ASM Pacific Technology, Ltd.	17,000	115,582
	Bank of East Asia, Ltd.	161,747	943,208
#	Cathay Pacific Airways, Ltd.	221,000	587,016
	Chaoda Modern Agriculture (Holdings), Ltd.	216,000	187,405
	Cheung Kong Holdings, Ltd.	167,600	2,166,606
#	Cheung Kong Infrastructure Holdings, Ltd.	129,000	457,940
#	China Foods, Ltd.	118,000	76,116
	China Mengniu Dairy Co., Ltd.	134,000	436,522
	China Merchants Holdings (International) Co., Ltd.	109,493	488,295
	China Netcom Group Corp. (Hong Kong), Ltd.	389,000	992,650
	China Overseas Land & Investment, Ltd.	344,000	471,654
#	China Resources Land, Ltd.	200,000	261,549
	China Resources Power Holdings Co., Ltd.	176,000	344,868
	China State Construction International Holdings, Ltd.	1,111	1,324
	China Travel International Investment Hong Kong, Ltd.	218,000	105,145
	China Unicom, Ltd.	642,000	946,698
	CITIC International Financial Holdings, Ltd.	84,000	67,135
	Citic Pacific, Ltd.	143,000	594,578
	CLP Holdings, Ltd.	199,900	1,405,190
	CNOOC, Ltd.	2,166,500	2,039,202
*	CNPC (Hong Kong), Ltd.	190,000	100,443
	Dah Sing Banking Group, Ltd.	70,720	147,340
	Dah Sing Financial Holdings, Ltd.	12,059	100,888
	Esprit Holdings, Ltd.	107,041	1,315,872
	First Pacific Co., Ltd.	202,000	144,542

*	Foxconn International Holdings, Ltd.	452,000	1,405,541
*	Galaxy Entertainment Group, Ltd.	144,000	135,996
	Giordano International, Ltd.	98,000	45,095
	Global Bio-Chem Technology Group Co., Ltd.	108,000	42,159
	GOME Electrical Appliances Holdings, Ltd.	82,000	124,595
	Great Eagle Holdings, Ltd.	26,000	99,946
	Guangzhou Investment Co., Ltd.	624,000	165,856
	Hang Lung Group, Ltd.	84,000	337,528
	Hang Lung Properties, Ltd.	228,000	721,612
	Hang Seng Bank, Ltd.	131,100	1,824,272
	Henderson Investment, Ltd.	137,000	295,970
	Henderson Land Development Co., Ltd.	117,000	808,182
#	Hengan International Group Co., Ltd.	48,000	163,537
#	Hong Kong and China Gas Co., Ltd.	436,700	913,438
	Hong Kong and Shanghai Hotels, Ltd.	67,834	110,678
	Hong Kong Electric Holdings, Ltd.	155,207	801,254
	Hopewell Highway Infrastructure, Ltd.	236,000	236,996
	Hopewell Holdings, Ltd.	59,000	258,005
	Hopson Development Holdings, Ltd.	50,000	132,192
*	Hutchison Telecommunications International, Ltd.	184,000	406,708
	Hutchison Whampoa, Ltd.	256,500	2,474,982
	Hysan Development Co., Ltd.	55,008	153,450
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	52,324
#	Johnson Electric Holdings, Ltd.	168,000	97,065
#	Kerry Properties, Ltd.	42,263	259,278
	Kingboard Chemical Holdings, Ltd.	80,000	359,435
	Kowloon Development Co., Ltd.	85,500	178,053
#	Lee & Man Paper Manufacturing, Ltd.	78,000	230,025
#	Lenova Group, Ltd.	302,000	151,008
	Li & Fung, Ltd.	216,000	723,200
	Li Ning Co., Ltd.	62,000	137,340
	Lifestyle International Holdings, Ltd.	66,000	248,745
	Melco International Development, Ltd.	56,000	87,826
	MTR Corp., Ltd.	232,795	567,757
#	New World China Land, Ltd.	165,200	133,100
	New World Development Co., Ltd.	198,858	485,813
	NWS Holdings Ltd.	94,797	262,312
	Pacific Basin Shipping, Ltd.	124,000	131,999
	PCCW, Ltd.	371,265	233,975
#	Prime Success International Group, Ltd.	130,000	88,209
	Shanghai Industrial Holdings, Ltd.	39,000	115,284
	Shangri-La Asia, Ltd.	148,913	387,066
	Shun Tak Holdings, Ltd.	80,000	108,177
	Sino Land Co., Ltd.	188,317	412,067
#	Sinofert Holdings, Ltd.	264,000	169,970
	Sun Hung Kai & Co., Ltd.	112,000	105,007
	Sun Hung Kai Properties, Ltd.	150,706	1,749,698
	Techtronic Industries Co., Ltd.	86,500	122,052
	Television Broadcasts, Ltd.	25,000	176,071
	Texwinca Holdings, Ltd.	34,000	24,377
	Tingyi (Cayman Islands) Holding Corp.	118,000	137,204
	Transport International Holdings, Ltd.	17,600	90,228
	Vtech Holdings, Ltd.	15,000	109,466
	Wharf Holdings, Ltd.	136,542	552,966
	Wheelock and Co., Ltd.	70,000	172,134
	Wheelock Properties, Ltd.	110,000	129,839
	Wing Hang Bank, Ltd.	16,500	176,780
	Wing Lung Bank, Ltd.	8,000	82,918
	Yue Yuen Industrial (Holdings), Ltd.	78,500	259,194
TOTAL — HONG KONG			35,663,722

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	83,158	2,512,095
	Allied Irish Banks P.L.C. Sponsored ADR	10,500	634,620
	Anglo Irish Bank Corp. P.L.C.	81,091	1,903,888
	Bank of Ireland P.L.C.	93,852	2,027,713
	Bank of Ireland P.L.C. Sponsored ADR	4,200	366,114
	C&C Group P.L.C.	39,442	656,215
	CRH P.L.C.	51,531	2,503,295
#	CRH P.L.C. Sponsored ADR	10,350	511,393
*	Elan Corp. P.L.C.	38,336	753,242
*	Elan Corp. P.L.C. Sponsored ADR	5,700	112,404
	Grafton Group P.L.C.	10,579	167,845
	IAWS Group P.L.C.	9,927	242,478
	Independent News & Media P.L.C.	79,351	403,537
	Irish Life & Permanent P.L.C.	30,976	855,252
	Kerry Group P.L.C.	22,953	671,808
	Kingspan Group P.L.C.	17,738	528,751
*	Ryanair Holdings P.L.C.	33,520	240,465
TOTAL — IRELAND			15,091,115

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
	ACEA SpA	7,694	170,872
	AEM SpA	102,681	392,968
#	Alleanza Assicurazioni SpA	52,431	715,655
	ASM SpA	74,248	472,674
	Assicurazioni Generali SpA, Trieste	120,080	5,009,108
#	Atlantia SpA	40,846	1,377,025
	Autogrill SpA, Novara	14,752	297,344
	Banca CR Firenze	70,659	627,117
#	Banca Italease	4,000	196,227
#	Banca Monte Dei Paschi di Siena SpA	176,149	1,197,484
#	Banca Popolare di Milano Scar (BPM)	41,017	615,127
*	Banca Popolare Italiana Scrl	52,818	841,469
	Banco Popolare di Verona e Novara SpA	40,093	1,218,371
	Benetton Group SpA	5,718	96,219
	Bulgari SpA	16,639	262,485
	Buzzi Unicem SpA	11,057	385,108
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	34,312	136,898
	Capitalia SpA	178,013	1,839,090
	Compagnia Assicuratrice Unipol SpA	114,185	432,251
#	Credito Bergamasco SpA	3,418	173,176
	Credito Emiliano SpA	25,277	404,131
	Davide Campari - Milano SpA	26,746	280,197
#	Enel SpA	461,796	5,254,552
	Enel SpA Sponsored ADR	12,700	723,138
#	Eni SpA	285,395	10,088,734
	Eni SpA Sponsored ADR	15,400	1,088,318
	ERG SpA	4,499	119,368
#	Fiat SpA	59,319	1,699,276
	Fiat SpA Sponsored ADR	4,000	114,880
#	Fondiaria - Sai SpA	7,144	367,298

	Geox SpA	11,000	199,180
#	Gruppo Editoriale L’Espresso SpA	21,573	106,671
#	Hera SpA	76,919	347,829
#	Intesa Sanpaolo SpA	874,817	6,681,802
	Intesa Sanpaolo Sponsored ADR	13,601	622,246
#	Italcementi SpA	8,940	290,418
#	Italmobiliare SpA	449	63,392
#	Lottomatica SpA	6,664	290,438
#	Luxottica Group SpA	40,566	1,420,609
#	Mediaset SpA	83,030	890,256
	Mediobanca SpA	52,269	1,200,164
#	Mediolanum SpA	44,701	387,513
#	Milano Assicurazioni SpA	14,260	125,020
#	Mondadori (Arnoldo) Editore SpA	13,860	143,032
	Pirelli & C.Real Estate SpA	1,079	75,435
#	Saipem SpA	30,650	958,547
	Seat Pagine Gialle SpA	429,123	272,802
#	Snam Rete Gas SpA	142,784	877,981
#	Societe Cattolica di Assicurazoni Scarl SpA	4,390	255,465
# *	Telecom Italia Media SpA	107,998	44,382
	Telecom Italia SpA	873,104	2,526,184
#	Telecom Italia SpA Sponsored ADR	36,380	1,055,020
#	Terna SpA	105,000	402,116
#	Tod’s SpA	1,437	130,391
#	UniCredito Italiano SpA	1,207,251	11,339,272
#	Unione di Banche Italiane Scpa	38,818	1,113,652
#	Valentino Fashion Group SpA	6,000	278,062
TOTAL COMMON STOCKS			68,694,439

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	76,051
TOTAL — ITALY			68,770,490

JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
	Adeka Corp.	8,000	86,232
#	Aderans Co., Ltd.	3,200	66,186
	Advantest Corp.	14,740	634,090
	Advantest Corp. ADR	3,700	159,655
	AEON Co., Ltd.	85,800	1,607,487
#	Aeon Mall Co., Ltd.	11,200	406,602
#	Aichi Steel Corp.	10,000	57,781
	Aioi Insurance Co., Ltd.	74,000	504,236
	Air Water, Inc.	9,000	90,902
	Aisin Seiki Co., Ltd.	25,600	866,109
	Ajinomoto Co., Inc.	76,000	877,748
	Alfresa Holdings Corp.	2,400	171,035
	All Nippon Airways Co., Ltd.	190,000	732,399
	Alpine Electronics, Inc.	2,500	37,618
	Alps Electric Co., Ltd.	17,000	166,043
	Amada Co., Ltd.	41,000	517,952
#	Amano Corp.	5,000	66,849
	AOC Holdings, Inc.	3,600	49,223
	Aoyama Trading Co., Ltd.	5,500	166,356
	Asahi Breweries, Ltd.	49,500	790,208
#	Asahi Glass Co., Ltd.	129,000	1,723,135

#	Asahi Kasei Corp.	142,000	913,541
#	Asatsu-Dk, Inc.	4,900	161,301
	Asics Corp.	16,000	206,388
	Astellas Pharma, Inc.	69,755	3,096,534
	Autobacs Seven Co., Ltd.	2,500	80,816
	Bank of Yokohama, Ltd.	155,000	1,159,065
	Benesse Corp.	7,700	225,318
#	Bosch Corp.	30,000	138,277
	Bridgestone Corp.	83,000	1,626,689
	Brother Industries, Ltd.	31,000	414,754
	Calsonic Kansei Corp.	15,000	66,357
	Canon Electronics, Inc.	6,000	184,804
	Canon Marketing Japan, Inc.	7,000	141,404
	Canon, Inc.	127,500	7,500,347
	Canon, Inc. Sponsored ADR	8,050	473,823
#	Casio Computer Co., Ltd.	29,000	486,986
	Central Glass Co., Ltd.	14,000	81,445
	Central Japan Railway Co.	254	2,609,851
	Chiyoda Corp.	17,000	343,105
	Chubu Electric Power Co., Ltd.	85,000	2,415,422
#	Chudenko Corp.	2,700	47,988
#	Chugai Pharmaceutical Co., Ltd.	54,600	1,116,499
#	Circle K Sunkus Co., Ltd.	5,100	88,760
#	Citizen Holdings Co., Ltd.	47,000	419,109
	CMK Corp.	3,000	30,992
	Coca-Cola West Japan Co., Ltd.	4,600	97,098
	Comsys Holdings Corp.	11,000	127,578
#	Cosmo Oil Co., Ltd.	74,000	355,086
	Credit Saison Co., Ltd.	19,400	557,612
	CSK Holdings Corp.	7,900	284,772
#	Culture Convenience Club Co., Ltd.	12,000	57,227
	Dai Nippon Printing Co., Ltd.	84,000	1,232,772
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	210,110
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	240,277
#	Daibiru Corp.	9,000	145,365
	Daicel Chemical Industries, Ltd.	28,000	181,346
#	Daido Steel Co., Ltd.	37,000	229,796
	Daifuku Co., Ltd.	6,000	77,960
	Daihatsu Motor Co., Ltd.	36,000	304,655
	Daiichi Sankyo Co, Ltd.	53,546	1,471,043
	Daikin Industries, Ltd.	31,000	1,134,583
	Daikyo, Inc.	13,000	62,322
	Daimaru, Inc.	27,000	301,251
	Dainippon Ink & Chemicals, Inc.	94,000	345,003
	Daio Paper Corp.	8,000	58,377
	Daito Trust Construction Co., Ltd.	9,800	519,953
	Daiwa House Industry Co., Ltd.	65,000	976,246
	Daiwa Securities Co., Ltd.	179,000	2,065,311
	DCM Japan Holdings Co., Ltd.	14,000	113,348
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	335,584
	Denso Corp.	78,000	2,744,047
	Dentsu, Inc.	242	667,366
	Diamond City Co., Ltd.	4,600	128,846
	Disco Corp.	1,700	95,780
	Don Quijote Co., Ltd.	4,200	82,666
	Dowa Holdings Co., Ltd.	32,000	308,179
	East Japan Railway Co.	448	3,460,967
#	Ebara Corp.	54,000	246,596

	Edion Corp.	11,800	146,413
	Eisai Co., Ltd.	31,800	1,479,548
	Electric Power Development Co., Ltd.	19,000	860,621
*	Elpida Memory, Inc.	13,000	533,477
	Epson Toyocom Corp.	10,000	66,464
	Exedy Corp.	3,000	77,032
#	Ezaki Glico Co., Ltd.	10,000	110,984
	FamilyMart Co., Ltd.	6,000	153,049
	Fancl Corp.	5,100	75,018
	Fanuc, Ltd.	23,700	2,266,923
	Fast Retailing Co., Ltd.	10,200	790,916
	Fuji Electric Holdings Co., Ltd.	64,000	302,947
#	Fuji Heavy Industries, Ltd.	68,000	327,844
	Fuji Soft, Inc.	2,600	60,740
	FUJIFILM Holdings Corp.	66,000	2,734,433
	Fujikura, Ltd.	39,000	269,689
	Fujitsu, Ltd.	250,440	1,714,562
*	Fukuoka Financial Group, Inc.	83,000	651,315
#	Fukuyama Transporting Co., Ltd.	11,000	45,350
	Funai Electric Co., Ltd.	2,500	160,826
	Furukawa Electric Co., Ltd.	70,000	388,000
	Futaba Corp.	3,600	73,039
#	Futaba Industrial Co., Ltd.	4,400	108,985
	Glory, Ltd.	6,200	126,621
	GMO Internet, Inc.	2,000	13,335
#	Goldcrest Co., Ltd.	1,600	84,565
	Gulliver International Co., Ltd.	340	18,840
	Gunze, Ltd.	19,000	110,404
	Hakuhodo Dy Holdings, Inc.	3,000	202,072
	Hamamatsu Photonics K.K.	9,400	289,811
#	Hankyu Department Stores, Inc.	13,000	128,212
	Hankyu Hanshin Holdings, Inc.	146,000	836,512
*	Haseko Corp.	126,500	393,474
#	Heiwa Corp.	6,700	80,403
	Hikari Tsushin, Inc.	3,800	157,869
	Hino Motors, Ltd.	53,000	299,633
	Hirose Electric Co., Ltd.	3,700	481,459
	Hisamitsu Pharmaceutical Co., Inc.	5,000	140,667
	Hitachi Cable, Ltd.	18,000	106,997
	Hitachi Chemical Co., Ltd.	17,700	363,601
	Hitachi Construction Machinery Co., Ltd.	12,000	402,149
	Hitachi High-Technologies Corp.	12,700	330,332
	Hitachi Koki Co., Ltd.	11,000	175,947
	Hitachi Kokusai Electric, Inc.	12,000	143,612
#	Hitachi Maxell, Ltd.	3,700	43,897
	Hitachi Metals, Ltd.	25,000	302,098
	Hitachi Software Engineering Co., Ltd.	6,300	143,690
	Hitachi Transport System, Ltd.	11,000	125,403
*	Hitachi Zosen Corp.	79,500	137,882
	Hitachi, Ltd.	359,000	2,643,635
	Hitachi, Ltd. Sponsored ADR	8,200	605,078
	Hokkaido Electric Power Co., Inc.	21,100	502,641
	Hokkoku Bank, Ltd.	22,000	101,727
	Hokuetsu Paper Mills, Ltd.	18,000	94,179
	Hokuhoku Financial Group, Inc.	171,000	588,079
#	Hokuriku Electric Power Co., Inc.	20,200	426,534
	Honda Motor Co., Ltd.	167,600	5,911,803
	Honda Motor Co., Ltd. Sponsored ADR	37,700	1,331,941

	Horiba, Ltd.	4,000	161,948
#	House Foods Corp.	14,800	238,840
	Hoya Corp.	55,100	1,786,463
	Ibiden Co., Ltd.	15,400	831,887
	Iino Kaiun Kaisha, Ltd.	7,000	89,749
	INPEX Holdings, Inc.	23	202,463
	Isetan Co., Ltd.	22,900	332,609
	Ishikawajima-Harima Heavy Industries Co., Ltd.	152,000	518,758
	Isuzu Motors, Ltd.	170,000	829,466
	ITO EN, Ltd.	5,600	183,748
	Itochu Corp.	202,000	2,208,742
	Itochu Techno-Solutions Corp.	4,200	177,104
	Izumi Co., Ltd.	5,000	79,294
*	Japan Airlines System Corp.	252,000	501,255
	Japan Airport Terminal Co., Ltd.	7,000	119,169
#	Japan Aviation Electronics Industry, Ltd.	6,000	75,071
#	Japan Petroleum Exploration Co., Ltd.	6,000	428,113
*	Japan Tobacco, Inc.	586	3,055,615
	JFE Holdings, Inc.	76,500	4,649,425
	JFE Shoji Holdings, Inc.	15,000	97,291
	JGC Corp.	23,000	436,065
	Joint Corp.	5,200	189,771
	JS Group Corp.	33,740	709,498
	JSR Corp., Tokyo	22,000	497,529
	JTEKT Corp.	19,560	348,156
	Juroku Bank, Ltd.	40,000	261,427
#	Kagome Co., Ltd.	4,900	75,568
	Kajima Corp.	106,000	432,762
	Kamigumi Co., Ltd.	30,000	254,692
	Kandenko Co., Ltd.	8,000	43,914
	Kaneka Corp.	37,000	319,854
	Kansai Electric Power Co., Inc.	103,500	2,598,285
	Kansai Paint Co., Ltd.	20,000	164,849
	Kao Corp.	62,000	1,717,186
	Katokichi Co., Ltd.	9,300	52,142
	Kawasaki Heavy Industries, Ltd.	158,000	620,070
	Kawasaki Kisen Kaisha, Ltd.	64,000	775,639
#	Kayaba Industry Co., Ltd.	16,000	72,721
	KDDI Corp.	344	2,943,306
	Keihin Corp.	4,100	82,717
#	Keihin Electric Express Railway Co., Ltd.	52,000	348,008
	Keio Corp.	68,000	451,501
	Keisei Electric Railway Co., Ltd.	39,000	239,860
	Keyence Corp.	4,420	945,938
#	Kikkoman Corp.	18,000	269,456
	Kinden Corp.	14,000	120,976
#	Kintetsu Corp.	181,280	536,540
	Kirin Brewery Co., Ltd.	101,000	1,565,228
	Kissei Pharmaceutical Co., Ltd.	4,000	72,600
#	Kobayashi Pharmaceutical Co., Ltd.	2,700	93,117
	Kobe Steel, Ltd.	330,000	1,134,230
#	Koei Co., Ltd.	3,640	60,178
	Koito Manufacturing Co., Ltd.	14,000	155,825
#	Kokuyo Co., Ltd.	8,000	92,542
	Komatsu, Ltd.	115,000	3,058,687
	Komeri Co., Ltd.	4,000	106,835
	Komori Corp.	6,000	142,719
	Konami Co., Ltd.	8,600	200,256

	Konica Minolta Holdings, Inc.	54,500	742,997
#	Kose Corp.	3,690	99,896
	Kubota Corp.	112,000	934,735
	Kubota Corp. Sponsored ADR	6,445	270,110
	Kuraray Co., Ltd.	44,000	479,848
	Kurita Water Industries, Ltd.	13,400	379,147
	K’s Holdings Corp.	5,280	142,648
	Kyocera Corp.	18,300	1,804,796
	Kyocera Corp. Sponsored ADR	3,000	296,850
#	Kyorin Co., Ltd.	6,000	83,480
	Kyowa Exeo Corp.	14,000	157,064
	Kyowa Hakko Kogyo Co., Ltd.	38,000	381,257
	Kyushu Electric Power Co., Inc.	49,500	1,342,065
	Lawson Inc.	8,100	289,077
	Leopalace21 Corp.	15,000	505,614
	Lintec Corp.	4,000	82,003
	Lion Corp.	19,000	102,787
#	Mabuchi Motor Co., Ltd.	3,400	204,384
#	Maeda Corp.	13,000	57,472
#	Makino Milling Machine Co., Ltd.	11,000	145,939
	Makita Corp.	13,000	542,645
	Makita Corp. Sponsored ADR	1,630	68,395
	Marubeni Corp.	192,000	1,342,125
	Marui Co., Ltd.	35,200	425,700
	Maruichi Steel Tube, Ltd.	6,000	187,046
	Matsui Securities Co., Ltd.	9,700	76,312
	Matsumotokiyoshi Co., Ltd.	4,100	95,709
	Matsushita Electric Industrial Co., Ltd.	235,188	4,987,800
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	22,500	477,450
	Matsushita Electric Works, Ltd.	79,000	990,797
#	Matsuzakaya Holdings Co., Ltd.	14,000	111,294
	Mazda Motor Corp.	111,000	616,107
	Mediceo Paltac Holdings Co., Ltd.	23,600	375,329
	Meiji Dairies Corp.	21,000	139,748
#	Meiji Seika Kaisha, Ltd. Tokyo	28,000	128,947
#	Meitec Corp.	3,400	97,792
	Millea Holdings, Inc.	83,000	3,304,954
	Millea Holdings, Inc. ADR	9,582	382,418
	Minebea Co., Ltd.	31,000	179,134
	Miraca Holdings, Inc.	4,500	84,878
# *	Misawa Homes Holdings, Inc.	3,000	40,036
	MISUMI Group, Inc.	10,000	178,855
	Mitsubishi Chemical Holdings Corp.	156,990	1,375,486
	Mitsubishi Corp.	182,500	4,449,272
	Mitsubishi Electric Corp.	259,000	2,369,951
	Mitsubishi Estate Co., Ltd.	157,000	4,830,319
	Mitsubishi Gas Chemical Co., Inc.	46,000	385,013
	Mitsubishi Heavy Industries, Ltd.	431,000	2,618,911
	Mitsubishi Logistics Corp.	20,000	356,076
	Mitsubishi Materials Corp.	127,000	668,226
# *	Mitsubishi Motors Corp.	422,000	638,564
	Mitsubishi Rayon Co., Ltd.	66,000	422,967
	Mitsubishi UFJ Financial Group, Inc.	923	10,632,201
	Mitsubishi UFJ Financial Group, Inc. ADR	201,800	2,326,754
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	95,833
#	Mitsubishi UFJ NICOS Co., Ltd.	67,000	216,654
	Mitsubishi UFJ Securities Co., Ltd.	66,120	762,460
	Mitsui & Co., Ltd.	161,000	3,199,185

	Mitsui & Co., Ltd. Sponsored ADR	1,912	774,283
	Mitsui Chemicals, Inc.	76,000	549,585
	Mitsui Engineering and Shipbuilding Co., Ltd.	80,000	418,296
	Mitsui Mining and Smelting Co., Ltd.	60,000	279,974
	Mitsui O.S.K. Lines, Ltd.	143,000	1,962,420
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	2,047,158
	Mitsui Trust Holdings, Inc.	86,000	797,808
#	Mitsukoshi, Ltd.	52,000	260,568
	Mitsumi Electric Co., Ltd.	6,300	199,456
	Mizuho Financial Group, Inc.	1,273	9,017,782
#	Mizuho Investors Securities Co., Ltd.	86,000	188,891
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,373,054
	Mochida Pharmaceutical Co., Ltd.	8,000	80,300
	Modec, Inc.	1,900	67,330
	Mori Seiki Co., Ltd.	9,300	265,956
	Murata Manufacturing Co., Ltd.	27,100	1,905,592
	Musashino Bank, Ltd.	2,400	120,113
#	Nabtesco Corp.	13,000	184,755
	Nachi-Fujikoshi Corp.	29,000	152,094
	Nagase & Co., Ltd.	10,000	129,686
	Nagoya Railroad Co., Ltd.	103,000	305,596
	Namco Bandai Holdings, Inc.	25,900	440,320
	NEC Corp.	216,000	1,103,248
	NEC Corp. Sponsored ADR	26,546	135,915
	NEC Fielding, Ltd.	2,700	32,073
#	Net One Systems Co., Ltd.	46	46,630
	NGK Insulators, Ltd.	33,000	772,591
	NGK Spark Plug Co., Ltd.	20,000	321,423
	NHK Spring Co., Ltd.	23,000	214,889
	Nichicon Corp.	5,600	82,922
	Nichirei Corp.	48,000	255,667
	Nidec Corp.	11,000	670,073
	Nidec Corp. ADR	7,600	115,444
	Nidec Sankyo Corp.	11,000	74,247
	Nifco, Inc.	4,000	93,018
	Nihon Parkerizing Co., Ltd.	5,000	82,549
	Nihon Unisys, Ltd.	4,900	68,063
	Nikon Corp.	42,000	1,065,423
	Nintendo Co., Ltd.	12,800	4,465,475
	Nippon Electric Glass Co., Ltd.	42,500	679,555
	Nippon Express Co., Ltd.	95,000	568,137
#	Nippon Kayaku Co., Ltd.	31,000	238,611
	Nippon Light Metal Co., Ltd.	44,000	116,417
	Nippon Meat Packers, Inc.	17,000	206,122
	Nippon Mining Holdings, Inc.	109,500	963,450
	Nippon Mitsubishi Oil Corp.	168,000	1,427,480
#	Nippon Paint Co., Ltd.	23,000	122,781
	Nippon Paper Group, Inc.	90	312,192
	Nippon Seiki Co., Ltd.	7,000	137,836
	Nippon Sheet Glass Co., Ltd.	62,000	291,620
	Nippon Shokubai Co., Ltd.	12,000	106,997
	Nippon Steel Corp.	806,000	5,627,570
	Nippon Suisan Kaisha, Ltd.	30,000	202,247
	Nippon Telegraph & Telephone Corp.	2,177	10,225,959
	Nippon Yakin Kogyo Co., Ltd.	7,500	89,870
	Nippon Yusen KK	133,000	1,228,082
#	Nipponkoa Insurance Co., Ltd.	88,000	762,956
#	Nipro Corp.	5,000	94,952

#	NIS Group Co., Ltd.	202,500	91,599
#	Nishimatsu Construction Co., Ltd.	23,000	79,656
	Nishimatsuya Chain Co., Ltd.	4,200	71,959
	Nishi-Nippon Bank, Ltd.	80,000	321,797
	Nishi-Nippon Railroad Co., Ltd.	26,000	100,251
	Nissan Chemical Industries, Ltd.	15,000	163,174
	Nissan Motor Co., Ltd.	437,600	4,870,418
	Nissan Shatai Co., Ltd.	7,000	38,205
	Nissay Dowa General Insurance Co., Ltd.	29,000	185,409
	Nissha Printing Co., Ltd.	6,000	146,572
	Nisshin Seifun Group, Inc.	30,500	314,999
	Nisshin Steel Co., Ltd.	93,000	382,209
	Nisshinbo Industries, Inc.	22,000	304,111
	Nissin Food Products Co., Ltd.	12,600	454,912
	Nissin Kogyo Co., Ltd.	4,600	120,864
	Nitto Denko Corp.	19,400	964,946
	NOF Corp.	17,000	80,839
	NOK Corp.	15,000	301,762
	Nomura Holdings, Inc. ADR	32,100	659,655
	Nomura Research Institute, Ltd.	19,500	523,169
	Nomura Securities Co., Ltd.	200,000	4,104,273
	NS Solutions Corp.	3,900	108,465
	NSK, Ltd.	54,000	554,056
	NTN Corp.	54,000	447,047
	NTT Data Corp.	303	1,450,300
	NTT DoCoMo, Inc.	6,017	10,249,655
	Obayashi Corp.	82,000	457,412
	Obic Co., Ltd.	1,000	198,210
#	Odakyu Electric Railway Co., Ltd.	77,000	480,389
	Oji Paper Co., Ltd.	98,000	499,433
	Okamura Corp.	18,000	178,018
#	Okasan Holdings, Inc.	27,000	184,994
# *	Oki Electric Industry Co., Ltd.	78,000	143,837
	OKUMA Corp.	22,000	316,060
#	Okumura Corp.	16,000	79,599
	Olympus Corp.	28,000	1,062,300
	OMC Card, Inc.	8,000	60,048
	Omron Corp.	27,600	711,990
	Ono Pharmaceutical Co., Ltd.	11,800	674,892
	Onward Kashiyama Co., Ltd.	18,000	234,981
#	Oracle Corp. Japan	17,500	780,659
	Oriental Land Co., Ltd.	9,400	492,245
	Osaka Gas Co., Ltd.	255,000	949,855
#	OSG Corp.	12,000	157,103
	Otsuka Corp.	2,800	258,446
	Pacific Metals Co., Ltd.	19,000	356,600
#	PanaHome Corp.	21,000	125,220
#	Paris Miki, Inc.	1,900	27,744
	Park24 Co., Ltd.	12,800	145,199
	Pioneer Electronic Corp.	19,300	275,326
	Promise Co., Ltd.	6,500	226,122
#	Q.P. Corp.	8,900	83,508
	Rengo Co., Ltd.	17,000	85,628
	Resona Holdings, Inc.	1,412	3,520,244
	Resorttrust, Inc.	3,600	82,090
	RICOH COMPANY, Ltd.	90,000	1,959,989
#	Right On Co., Ltd.	1,600	38,878
	Rinnai Corp.	3,000	96,177

	Rohm Co., Ltd.	13,600	1,222,600
	Round One Corp.	32	53,673
	Ryobi, Ltd.	11,000	71,509
	Ryohin Keikaku Co., Ltd.	3,400	194,843
#	Ryoshoku, Ltd.	2,600	54,191
	Sagami Railway Co., Ltd.	27,000	88,496
#	Sanken Electric Co., Ltd.	16,000	154,045
	Sankyo Co., Ltd.	8,700	375,229
	Sankyu, Inc., Tokyo	26,000	125,040
#	Sanrio Co., Ltd.	8,600	103,120
	Santen Pharmaceutical Co., Ltd.	10,100	254,915
	Sanwa Shutter Corp.	28,000	163,949
# *	Sanyo Electric Co., Ltd.	154,000	254,360
	Sanyo Special Steel Co., Ltd.	16,000	99,152
	Sapporo Hokuyo Holdings, Inc.	42	437,984
#	Sapporo Holdings, Ltd.	46,000	324,133
	Secom Co., Ltd.	26,500	1,255,157
	Sega Sammy Holdings, Inc.	24,048	442,036
#	Seiko Epson Corp.	17,700	512,903
	Seino Holdings Co., Ltd.	14,000	137,495
# *	Seiyu, Ltd.	28,000	32,470
	Sekisui Chemical Co., Ltd.	56,000	420,507
	Sekisui House, Ltd.	62,000	912,732
	Seven & I Holdings Co., Ltd.	130,576	3,790,149
	Sharp Corp., Osaka	134,000	2,566,586
	Shiga Bank, Ltd.	19,000	131,931
	Shikoku Bank, Ltd.	14,000	59,192
	Shikoku Electric Power Co., Inc.	23,200	565,063
	Shimachu Co., Ltd.	4,600	116,890
	Shimadzu Corp.	33,000	329,749
	Shimamura Co., Ltd.	2,400	258,216
	Shimano, Inc.	7,700	258,999
	Shimizu Corp.	74,000	429,511
	Shin-Etsu Chemical Co., Ltd.	51,200	3,435,924
	Shinko Electric Industries Co., Ltd.	6,000	115,156
#	Shinko Securities Co., Ltd.	64,000	325,752
	Shinsei Bank, Ltd.	171,000	750,358
	Shionogi & Co., Ltd.	35,000	601,085
	Shiseido Co., Ltd.	47,000	1,010,909
	Shizuoka Bank, Ltd.	70,000	718,799
	Showa Corp.	4,300	54,099
	Showa Denko KK	126,000	453,454
	Showa Shell Sekiyu K.K.	35,100	425,391
	SMC Corp.	6,900	869,012
#	Softbank Corp.	95,300	2,106,806
	Sohgo Security Services Co.,Ltd.	13,600	252,331
	Sojitz Corp.	126,300	549,066
	Sompo Japan Insurance, Inc.	109,000	1,369,970
	Sony Corp.	106,300	6,118,729
	Sony Corp. Sponsored ADR	27,200	1,569,440
#	Square Enix Co., Ltd.	9,500	248,641
	Stanley Electric Co., Ltd.	19,300	421,701
	Star Micronics Co., Ltd.	4,000	92,859
	Sumco Techxiv Corp.	2,100	120,274
	Sumisho Computer Systems Corp.	1,600	31,223
#	Sumitomo Bakelite Co., Ltd.	27,000	190,211
	Sumitomo Chemical Co., Ltd.	182,000	1,205,320
	Sumitomo Corp.	143,000	2,598,160

	Sumitomo Electric Industries, Ltd.	93,000	1,415,294
	Sumitomo Forestry Co., Ltd.	18,000	197,337
	Sumitomo Heavy Industries, Ltd.	73,000	830,736
	Sumitomo Metal Industries, Ltd., Osaka	557,000	3,013,422
	Sumitomo Metal Mining Co., Ltd.	75,000	1,708,626
	Sumitomo Mitsui Financial Group, Inc.	970	9,425,189
	Sumitomo Osaka Cement Co., Ltd.	35,000	103,071
	Sumitomo Real Estate Sales Co., Ltd.	1,800	161,947
	Sumitomo Realty & Development Co., Ltd.	49,000	1,854,069
	Sumitomo Rubber Industries, Ltd.	16,000	169,743
#	Sumitomo Titanium Corp.	3,600	356,458
	Sumitomo Trust & Banking Co., Ltd.	160,000	1,629,164
	Sumitomo Warehouse Co., Ltd.	26,000	189,512
	Sundrug Co., Ltd.	3,000	59,034
	Suruga Bank, Ltd.	27,000	360,007
	Suzuken Co., Ltd.	6,980	220,474
	Suzuki Motor Corp.	46,500	1,301,320
#	Sysmex Corp.	5,200	183,723
	T&D Holdings, Inc.	29,900	2,026,578
	Tadano, Ltd.	11,000	165,654
	Taiheiyo Cement Corp.	108,000	495,509
#	Taisei Corp.	116,000	382,712
#	Taisho Pharmaceutical Co., Ltd.	30,000	579,392
	Taiyo Nippon Sanso Corp.	33,000	269,499
	Taiyo Yuden Co., Ltd.	13,000	270,758
#	Takara Holdings, Inc.	14,000	98,861
	Takashimaya Co., Ltd.	34,000	391,421
	Takeda Pharmaceutical Co., Ltd.	106,400	7,151,127
	Tanabe Seiyaku Co., Ltd.	20,000	257,693
	TDK Corp.	14,200	1,286,239
	TDK Corp. Sponsored ADR	1,700	154,632
	Teijin, Ltd.	105,000	562,160
	Terumo Corp.	21,200	830,250
	The 77 Bank, Ltd.	44,000	300,729
	The Aichi Bank, Ltd.	700	78,770
	The Awa Bank, Ltd.	18,000	95,316
	The Bank of Ikeda, Ltd.	2,600	120,684
	The Bank of Iwate, Ltd.	1,500	89,704
	The Bank of Kyoto, Ltd.	33,000	385,798
	The Bank of Nagoya, Ltd.	15,000	102,865
	The Chiba Bank, Ltd.	88,000	785,619
	The Chugoku Bank, Ltd.	23,000	317,490
	The Chugoku Electric Power Co., Ltd.	37,700	800,465
*	The Daiei, Inc.	3,500	37,679
	The Daishi Bank, Ltd.	28,000	124,555
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	157,526
#	The Goodwill Group, Inc.	248	154,219
	The Gunma Bank, Ltd.	59,000	407,693
	The Hachijuni Bank, Ltd.	42,000	321,136
	The Higo Bank, Ltd.	18,000	123,993
	The Hiroshima Bank, Ltd.	62,000	374,694
	The Hyakugo Bank, Ltd.	19,000	129,856
	The Hyakujishi Bank, Ltd.	23,000	136,821
	The Iyo Bank, Ltd.	31,000	297,801
#	The Japan Steel Works, Ltd.	46,000	657,756
	The Joyo Bank, Ltd.	79,000	509,462
	The Kagoshima Bank, Ltd.	13,000	97,739
	The Keiyo Bank, Ltd.	21,000	123,714

	The Minato Bank, Ltd.	10,000	24,242
	The Nanto Bank, Ltd.	20,000	101,942
#	The Nisshin Oillio Group, Ltd.	10,000	62,564
	The Ogaki Kyoritsu Bank, Ltd.	18,000	87,446
	The Oita Bank, Ltd.	9,000	58,669
	The San-in Godo Bank, Ltd.	14,000	139,239
	THK Co., Ltd.	15,200	379,219
	TIS, Inc.	3,700	84,173
	Toagosei Co., Ltd.	15,000	57,072
#	Tobu Railway Co., Ltd.	98,000	441,367
#	Toda Corp.	19,000	108,571
	Toho Bank, Ltd.	14,000	59,830
	Toho Co., Ltd.	16,500	300,476
	Toho Gas Co., Ltd.	75,000	364,928
#	Toho Titanium Co., Ltd.	4,000	161,490
#	Toho Zinc Co., Ltd.	14,000	130,246
	Tohuku Electric Power Co., Inc.	56,100	1,299,917
	Tokai Carbon Co., Ltd.	18,000	157,715
	Tokai Rika Co., Ltd.	8,000	208,252
	Tokai Rubber Industries, Ltd.	10,000	180,067
	Tokai Tokyo Securities Co., Ltd.	20,000	118,453
	Tokuyama Corp.	28,000	360,907
	Tokyo Electric Power Co., Ltd	153,500	5,109,269
#	Tokyo Electron, Ltd.	19,800	1,426,688
	Tokyo Gas Co., Ltd.	286,000	1,409,740
	Tokyo Leasing Co., Ltd.	2,000	30,005
	Tokyo Ohka Kogyo Co., Ltd.	3,600	76,213
#	Tokyo Seimitsu Co., Ltd.	2,900	105,931
	Tokyo Steel Manufacturing Co., Ltd.	10,100	156,343
	Tokyo Style Co., Ltd.	7,000	79,666
	Tokyo Tatemono Co., Ltd.	37,000	534,189
	Tokyo Tomin Bank, Ltd.	3,000	107,703
#	Tokyu Construction Co., Ltd.	6,190	36,281
	Tokyu Corp.	127,000	875,130
	Tokyu Land Corp.	47,000	581,123
#	TonenGeneral Sekiyu KK	37,000	375,929
#	Topcon Corp.	6,000	101,481
	Toppan Forms Co., Ltd.	3,500	41,088
#	Toppan Printing Co., Ltd.	68,000	718,697
	Toray Industries, Inc.	160,000	1,081,962
#	Toshiba Corp.	363,000	2,719,883
	Toshiba Machine Co., Ltd.	9,000	80,444
	Toshiba TEC Corp.	11,000	63,231
	Tosoh Corp.	43,000	220,209
#	TOTO, Ltd.	25,000	224,941
# *	Toyama Chemicals Co., Ltd.	24,000	157,418
	Toyo Ink Manufacturing Co., Ltd.	13,000	50,295
	Toyo Seikan Kaisha, Ltd.	15,300	295,838
	Toyo Suisan Kaisha, Ltd.	17,000	323,245
#	Toyo Tire & Rubber Co., Ltd.	13,000	59,782
	Toyobo Co., Ltd.	77,000	207,116
	Toyoda Gosei Co., Ltd.	10,100	288,775
	Toyota Auto Body Co., Ltd.	7,500	128,501
	Toyota Motor Corp. Sponsored ADR	27,100	3,272,596
	Toyota Motor Credit Corp.	323,900	19,507,806
	Toyota Tsusho Corp.	27,381	675,186
	Trans Cosmos, Inc.	2,000	34,044
	Trend Micro, Inc.	9,500	313,339

	Trend Micro, Inc. Sponsored ADR	777	25,505
	Tsubakimoto Chain Co.	12,000	82,385
	Tsumura & Co.	9,000	163,653
	TV Asahi Corp.	97	197,074
	Ube Industries, Ltd.	109,000	332,698
#	Ulvac, Inc.	4,000	134,293
	Uni-Charm Corp.	4,600	255,607
	Uniden Corp.	5,000	38,876
	UNY Co., Ltd.	22,000	245,720
	Urban Corp.	23,000	365,243
	Ushio, Inc.	14,000	290,752
	USS Co., Ltd.	3,260	204,686
*	Victor Co. of Japan, Ltd.	16,000	69,912
#	Wacoal Corp.	10,000	125,781
	West Japan Railway Co.	199	926,028
	Xebio Co., Ltd.	2,550	65,390
	Yahoo! Japan Corp.	6,000	2,058,004
#	Yakult Honsha Co., Ltd.	12,000	288,029
	Yamada Denki Co., Ltd.	10,400	982,178
	Yamaguchi Financial Group, Inc.	24,000	290,436
	Yamaha Corp.	16,100	341,013
	Yamaha Motor Co., Ltd.	21,000	535,734
	Yamanashi Chuo Bank, Ltd.	14,000	90,977
	Yamatake Corp.	5,200	143,946
	Yamato Kogyo Co., Ltd.	8,000	286,569
	Yamato Transport Co., Ltd.	45,000	654,203
#	Yamazaki Baking Co., Ltd.	12,000	107,955
#	Yaskawa Electric Corp.	17,000	184,564
	Yodogawa Steel Works, Ltd.	13,000	75,763
	Yokogawa Electric Corp.	27,000	342,816
	Yokohama Rubber Co., Ltd.	26,000	187,546
	Yoshinoya D&C Co., Ltd.	35	66,487
#	Zenrin Co., Ltd.	2,800	74,248
	Zensho Co., Ltd.	14,000	133,637
	Zeon Corp.	23,000	230,161
TOTAL COMMON STOCKS			421,887,919

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/10	24,000	—
TOTAL — JAPAN			421,887,919

NETHERLANDS — (3.3%)
COMMON STOCKS — (3.3%)
	ABN AMRO Holding NV	189,858	9,100,566
	Aegon NV	150,762	3,086,935
	Akzo Nobel NV	26,573	2,165,056
	Akzo Nobel NV Sponsor ADR	1,996	162,295
#	Arcelor Mittal NV	70,154	4,210,974
*	ASML Holding NV	46,730	1,206,488
#	Corporate Express NV	11,136	145,249
	Hagemeyer NV	142,542	688,078
	Heineken Holding NV	40,723	2,059,919
#	Heineken NV	77,252	4,499,932
	Hunter Douglas NV	5,232	506,116
#	ING Groep NV	219,463	9,754,605
*	Koninklijke Ahold NV	152,842	1,909,789

*	Koninklijke Ahold NV Sponsored ADR	10,400	130,000
#	Koninklijke Bam Groep NV	10,015	297,605
	Koninklijke DSM NV	22,244	1,104,633
	Koninklijke KPN NV	241,808	4,103,307
#	Koninklijke Philips Electronics NV	138,607	5,880,361
#	Randstad Holdings NV	20,298	1,652,765
	Reed Elsevier NV	67,133	1,337,665
	Reed Elsevier NV Sponsored ADR	3,400	135,626
	Royal Dutch Shell P.L.C. Series A	422,155	15,700,831
#	Royal Numico NV	15,794	785,728
#	SBM Offshore NV	13,580	501,495
	TNT NV	57,222	2,534,458
# *	TomTom NV	10,600	483,589
	Unilever NV	180,129	5,370,416
#	USG People NV	12,072	561,944
	Vedior NV	15,338	455,159
	Wolters Kluwer NV	27,979	870,844
TOTAL COMMON STOCKS			81,402,428

RIGHTS/WARRANTS — (0.0%)
*	SBM Offshore NV Coupons	13,580	—
*	Unilever NV Coupons	180,129	—
TOTAL RIGHTS/WARRANTS			—
TOTAL — NETHERLANDS			81,402,428

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
#	Air New Zealand, Ltd.	31,492	68,917
#	Auckland International Airport, Ltd.	95,556	188,665
#	Contact Energy, Ltd.	47,343	308,933
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	64,523
#	Fisher & Paykel Healthcare Corp.	43,389	113,192
	Fletcher Building, Ltd.	45,204	432,846
	New Zealand Refining Co., Ltd.	15,823	82,569
	Sky City Entertainment Group, Ltd.	41,046	157,029
	Sky Network Television, Ltd.	35,044	144,453
#	Telecom Corporation of New Zealand, Ltd.	216,934	777,774
*	Tower, Ltd.	22,683	39,380
	Trustpower, Ltd.	21,162	129,694
	Warehouse Group, Ltd.	14,200	65,381
TOTAL — NEW ZEALAND			2,573,356

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
	Aker Kvaerner ASA	20,835	511,068
	Aker Yards ASA	5,500	95,680
	Bonheur ASA	4,700	228,382
# *	Det Norske Oljeselskap (DNO) ASA	146,000	289,143
	DNB Nor ASA Series A	87,400	1,178,818
#	Fred Olsen Energy ASA	5,500	280,044
#	Norsk Hydro ASA	84,500	3,011,248
	Norsk Hydro ASA Sponsored ADR	7,300	260,318
	Norske Skogindustrier ASA Series A	20,085	301,127
	Odfjell ASA Series A	3,400	66,536
	Orkla ASA	120,855	2,132,809

*	Petroleum Geo Services ASA	16,650	417,664
*	Petroleum Geo-Services ASA ADR	3,000	75,270
#	Prosafe ASA	22,500	349,515
#	Schibsted ASA	4,700	226,066
#	Statoil ASA	98,701	2,696,167
#	Storebrand ASA	24,100	378,902
	Tandberg ASA Series A	20,000	449,715
*	TGS Nopec Geophysical Co. ASA	11,100	234,699
#	Tomra Systems ASA	14,400	117,452
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	38,786
#	Yara International ASA	24,800	717,341
TOTAL — NORWAY			14,056,750

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	44,098	384,025
	Banco Comercial Portugues, SA (BCP)	210,677	1,067,447
	Banco Espirito Santo, SA (BES)	32,266	739,275
	Brisa Auto Estradas de Portugal SA	27,775	369,053
*	Cimpor Cimentos de Portugal SA	34,848	341,723
	Energias de Portugal SA	199,346	1,134,769
	Portugal Telecom SA	75,151	1,043,499
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	209,382
*	Sonae Industria SGPS SA	7,384	96,580
	Sonae SGPS SA	108,923	318,361
TOTAL — PORTUGAL			5,704,114

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	121,500	146,041
	Ascott Group, Ltd.	174,000	211,516
#	Asia Pacific Breweries, Ltd.	14,000	141,552
	Capitaland, Ltd.	115,500	625,599
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	95,873
	City Developments, Ltd.	53,000	598,327
	Comfortdelgro Corp., Ltd.	162,000	236,535
	Cosco Corp. (Singapore), Ltd.	132,000	231,616
	DBS Group Holdings, Ltd.	127,000	2,019,264
	Fraser & Neave, Ltd.	96,500	365,912
	Hartford Education Corp., Ltd.	3,833	1,320
	Hyflux, Ltd.	15,000	25,669
	Jardine Cycle & Carriage, Ltd.	18,386	168,987
#	Keppel Corp., Ltd.	126,000	911,250
	Keppel Land, Ltd.	34,000	207,762
	K-REIT Asia	6,800	12,869
	Labroy Marine, Ltd.	74,000	118,350
	MobileOne, Ltd.	37,251	55,046
	Neptune Orient Lines, Ltd.	47,000	140,986
*	Olam International, Ltd.	64,000	140,947
	Overseas Chinese Banking Corp., Ltd.	309,320	1,927,721
	Parkway Holdings, Ltd.	102,900	289,917
	Raffles Education Corp., Ltd.	92,000	122,055
	SembCorp Industries, Ltd.	73,320	266,648
	SembCorp Marine, Ltd.	55,000	164,590
	Singapore Airlines, Ltd.	85,000	1,034,938

	Singapore Land, Ltd.	11,000	76,180
	Singapore Petroleum Co., Ltd.	11,000	38,012
	Singapore Post, Ltd.	102,000	80,204
	Singapore Press Holdings, Ltd.	175,000	506,074
	Singapore Technologies Engineering, Ltd.	174,000	400,871
	Singapore Telecommunications, Ltd.	1,298,650	3,043,757
	SMRT Corp., Ltd.	59,000	74,462
	Starhub, Ltd.	77,150	149,508
	United Industrial Corp., Ltd.	88,000	182,427
#	United Overseas Bank, Ltd.	142,000	2,256,384
	UOL Group, Ltd.	51,500	175,140
	Venture Corp., Ltd.	29,000	291,514
#	Wheelock Properties (S), Ltd.	69,000	150,192
TOTAL — SINGAPORE			17,686,015

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abengoa SA	4,016	163,136
#	Abertis Infraestructuras SA	46,507	1,542,409
	Acciona SA	5,051	1,350,914
#	Acerinox SA	15,983	406,762
#	Actividades de Construccion y Servicios SA	22,866	1,529,331
*	Aguas de Barcelona	80	2,896
#	Altadis SA	25,773	1,739,648
# *	Antena 3 de Television SA	9,752	214,706
	Banco Bilbao Vizcaya SA	48,730	1,232,385
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	399,400	10,080,856
	Banco de Andalucia SA	655	78,840
#	Banco de Sabadell SA	115,188	1,330,398
#	Banco de Valencia SA	5,697	319,727
*	Banco de Valencia SA Issue 07	113	6,402
#	Banco Espanol de Credito SA	52,035	1,235,329
#	Banco Pastor SA	15,098	342,056
#	Banco Popular Espanol SA	92,923	1,858,965
	Banco Santander Central Hispano SA	566,687	10,874,434
	Banco Santander Central Hispano SA Sponsored ADR	74,932	1,438,694
#	Bankinter SA	6,774	628,757
	Cementos Portland Valderrivas SA	1,338	187,639
	Cia Espanola de Petroleous SA	2,626	244,470
	Cintra Concesiones de Infraestructuras de Transporte SA	14,975	260,380
#	Compania de Distribucion Integral Logista SA	3,181	260,549
	Ebro Puleva SA	8,097	178,734
	Enagas SA	14,223	359,674
#	Endesa SA	89,410	4,811,672
	Fomento de Construcciones y Contratas SA	11,974	1,183,091
	Gamesa Corporacion Tecnologica SA	15,772	580,676
#	Gas Natural SDG SA	43,183	2,544,433
#	Gestevision Telecinco SA	7,000	206,122
	Grupo Catalana Occidente SA	9,167	399,312
#	Grupo Ferrovial SA	11,821	1,255,215
	Iberdrola SA	87,255	5,033,081
	Iberia Lineas Aereas de Espana SA	65,471	344,296
	Indra Sistemas SA	17,124	423,724
	Industria de Diseno Textil SA	60,827	3,836,589
	Mapfre SA	76,680	393,762
	Obrascon Huarte Lain SA	6,034	295,755
#	Promotora de Informaciones SA	17,174	389,264

	Red Electrica de Espana SA	7,740	378,542
	Repsol YPF SA	87,508	3,211,047
	Repsol YPF SA Sponsored ADR	13,800	506,322
#	Sacyr Vallehermoso SA	21,707	1,241,811
#	Sociedad General de Aguas de Barcelona SA Class A	8,070	298,534
*	Sogecable SA	6,296	254,565
	Sol Melia SA	8,400	199,322
#	Telefonica SA	405,073	9,216,617
	Telefonica SA Sponsored ADR	35,500	2,429,620
#	Union Fenosa SA	19,200	1,131,284
#	Zardoya Otis SA	19,902	941,810
TOTAL — SPAIN			79,374,557

SWEDEN — (1.9%)
COMMON STOCKS — (1.9%)
#	Alfa Laval AB	9,100	573,921
	Assa Abloy AB Series B	34,500	776,063
	Atlas Copco AB Series A (B1QGR41)	72,200	1,214,376
*	Atlas Copco AB Series A (B1QGRB8)	36,100	208,167
#	Atlas Copco AB Series B (B1QGR74)	49,600	776,718
# *	Atlas Copco AB Series B (B1QGRC9)	24,800	143,007
	Boliden AB	28,000	581,331
*	Boliden AB	28,000	48,357
	Castellum AB	14,800	216,690
	Electrolux AB Series B	33,400	840,444
	Elekta AB Series B	5,000	92,348
	Eniro AB	26,000	335,769
	Fabege AB	15,070	194,925
	Getinge AB	22,800	530,885
	Hennes & Mauritz AB Series B	67,750	4,291,186
	Holmen AB Series B	6,000	263,759
# *	Husqvarna AB Series A	8,400	131,874
#	Husqvarna AB Series B	28,000	425,028
	JM AB	8,860	327,029
# *	Lundin Petroleum AB	24,000	252,281
	Meda AB Series A	16,600	288,425
*	Metro International SA SDR Series A	3,360	3,598
*	Metro International SA SDR Series B	6,720	7,531
#	Modern Times Group AB Series B	4,800	291,602
	NCC AB Series B	4,600	132,375
#	Nobia AB	22,800	282,695
	Nordea Bank AB	254,048	4,186,767
#	OMX AB	7,600	245,480
	Sandvik AB (B1VQ252)	111,600	2,079,160
*	Sandvik AB (B1X00J2)	111,600	48,224
#	Scania AB Series A (B1RDTD4)	16,000	403,915
# *	Scania AB Series A (B1WP5Q0)	4,000	20,175
#	Scania AB Series B (B1RDYG2)	50,400	1,239,418
# *	Scania AB Series B (B1WP5T3)	12,600	63,552
	Securitas AB Series B	36,700	546,686
# *	Securitas Direct AB Series B	36,700	107,082
	Securitas Systems AB Series B	36,700	128,312
#	Skandinaviska Enskilda Banken AB (SEB) Series A	60,900	2,002,621
	Skanska AB Series B	45,800	1,070,545
# *	SKF AB Series A (B1Q3GZ6)	9,200	13,269
	SKF AB Series A (B1Q3HT7)	9,200	196,928
*	SKF AB Series B (B1Q3HD1)	49,900	71,756

	SKF AB Series B (B1Q3J35)	49,900	1,072,020
	SSAB Svenskt Stal AB Series A	14,100	526,232
	SSAB Svenskt Stal AB Series B	7,800	269,204
	Svenska Cellulosa AB Series B	57,900	1,002,700
	Svenska Handelsbanken AB Series A	60,900	1,795,688
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	586,664
#	Tele2 AB Series B	36,350	606,854
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	5,725,080
	Telefonaktiebolaget LM Erricson Sponsored ADR	15,600	592,488
#	TeliaSonera AB	555,400	4,111,736
#	Trelleborg AB Series B	5,600	178,114
	Volvo AB Series A	58,500	1,247,696
	Volvo AB Series B	123,500	2,594,165
	Volvo AB Sponsored ADR	14,500	304,935
TOTAL COMMON STOCKS			46,267,850

RIGHTS/WARRANTS — (0.0%)
*	JM AB Rights 06/07/07	20	4
TOTAL — SWEDEN			46,267,854

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
#	ABB, Ltd.	190,743	4,085,529
	ABB, Ltd. Sponsored ADR	57,200	1,228,084
*	Actelion, Ltd.	676	147,876
#	Adecco SA	18,801	1,371,303
	Baloise-Holding AG	5,987	625,331
	Banque Cantonale Vaudoise (BCV)	276	142,923
	BKW FMB Energie AG	5,560	598,131
	Ciba Specialty Chemicals AG	5,741	370,116
	Ciba Specialty Chemicals AG ADR	2,200	70,730
	Clariant AG	29,424	502,194
	Compagnie Financiere Richemont AG Series A	61,242	3,770,460
#	Credit Suisse Group	134,647	10,235,074
	Credit Suisse Group Sponsored ADR	10,300	782,079
	Geberit AG	3,480	608,157
	Givaudan SA	798	758,835
	Holcim, Ltd.	23,889	2,642,498
	Julius Baer Holdings, Ltd. AG	21,114	1,606,812
	Kuehne & Nagel International AG	15,160	1,393,466
	Lindt & Spruengli AG	12	340,229
*	Logitech International SA	18,063	479,853
#	Lonza Group AG	3,415	337,728
	Nestle SA	50,328	19,603,808
	Nobel Biocare Holding AG	2,137	733,375
	Novartis AG	239,486	13,469,840
	Novartis AG ADR	27,300	1,533,714
# *	Oerlikon Corp.	1,608	865,910
	Phonak Holding AG	10,755	1,028,021
	Roche Holding AG Bearer	23,956	4,926,914
	Roche Holding AG Genusschein	81,241	14,906,394
	Schindler Holding AG	1,480	97,068
	Schindler Holding AG	18,450	1,215,991
	SGS SA	933	1,215,882
	Sika AG	185	367,542
	Straumann Holding AG	1,836	535,301

	Sulzer AG	378	485,666
#	Swatch Group AG	3,745	1,073,407
	Swiss Life Holding	3,706	997,782
#	Swiss Re	40,686	3,873,734
	Swisscom AG	10,343	3,642,184
	Syngenta AG	9,259	1,744,804
	Syngenta AG ADR	16,500	622,215
	Synthes, Inc.	5,130	639,741
#	The Swatch Group AG	18,164	1,053,056
	UBS AG	219,630	14,333,147
	UBS AG ADR	23,661	1,543,644
	Zurich Financial SVCS AG	17,478	5,349,185
TOTAL — SWITZERLAND			127,955,733

UNITED KINGDOM — (17.3%)
COMMON STOCKS — (17.3%)
	Aberdeen Asset Management P.L.C.	110,205	466,237
	Admiral Group P.L.C.	28,290	547,294
	Aegis Group P.L.C.	93,242	272,149
	Alliance & Leicester P.L.C.	46,652	1,095,276
	Alliance Boots P.L.C.	110,774	2,475,758
	Amec P.L.C.	38,159	449,982
	Amlin P.L.C.	68,021	417,209
	Amvesco P.L.C. Sponsored ADR	4,500	108,225
	Anglo American P.L.C.	183,426	11,083,029
	Antofagasta P.L.C.	193,550	2,138,658
	ARM Holdings P.L.C.	139,465	389,159
	Arriva P.L.C.	25,545	367,251
	Associated British Foods P.L.C.	158,357	2,908,523
	AstraZeneca P.L.C.	170,638	9,072,924
	AstraZeneca P.L.C. Sponsored ADR	20,400	1,084,872
	Aviva P.L.C.	333,912	5,275,185
	BAE Systems P.L.C.	386,920	3,428,296
	Balfour Beatty P.L.C.	38,213	348,144
	Barclays P.L.C	720,934	10,307,582
	Barclays P.L.C. Spon ADR	32,100	1,837,083
	Barratt Developments P.L.C.	38,546	833,426
	BBA Aviation P.L.C.	37,718	212,797
	Bellway P.L.C.	15,360	436,596
	BG Group P.L.C.	383,852	5,871,401
	BG Group P.L.C. Sponsored ADR	11,900	911,064
	BHP Billiton P.L.C.	264,333	6,448,512
	BHP Billiton P.L.C. ADR	23,000	1,127,690
	Biffa P.L.C.	36,273	235,869
	BP P.L.C.	2,255,040	25,187,330
	BP P.L.C. Sponsored ADR	34,000	2,278,340
	Bradford & Bingley P.L.C.	76,093	648,777
*	Brambles, Ltd.	71,029	752,618
*	British Airways P.L.C.	184,946	1,722,051
	British American Tobacco P.L.C.	273,139	9,257,663
*	British Energy Group P.L.C.	63,960	664,646
	British Land Co. P.L.C.	54,197	1,552,832
	British Sky Broadcasting Group P.L.C.	272,457	3,558,855
	BT Group P.L.C.	917,068	5,985,511
	BT Group P.L.C. Sponsored ADR	15,202	993,451
	Bunzl P.L.C.	39,550	577,200
	Burberry Group P.L.C.	48,731	659,748

	Burren Energy P.L.C.	13,812	219,431
	Cable and Wireless P.L.C.	291,439	1,136,753
	Cadbury Schweppes P.L.C.	216,640	3,050,426
	Cadbury Schweppes P.L.C. Sponsored ADR	9,700	546,692
*	Cairn Energy P.L.C.	15,128	528,607
	Capita Group P.L.C.	76,363	1,120,659
	Carnival P.L.C.	21,630	1,121,564
	Carphone Warehouse Group P.L.C.	182,534	1,086,257
	Centrica P.L.C.	448,932	3,406,720
*	Charter P.L.C.	41,760	854,350
	Close Brothers Group P.L.C.	14,870	278,450
	Cobham P.L.C.	121,998	529,130
	Collins Stewart P.L.C.	27,079	126,119
	Compass Group P.L.C.	250,298	1,868,038
*	CSR P.L.C.	12,310	189,766
	Daily Mail & General Trust P.L.C. Series A	30,329	506,215
	Diageo P.L.C.	314,077	6,701,288
	Diageo P.L.C. Sponsored ADR	6,900	589,191
	DSG International P.L.C.	217,103	723,475
*	easyJet P.L.C.	47,520	535,159
	Electrocomponents P.L.C.	39,172	240,289
	EMAP P.L.C.	28,081	487,148
	EMI Group P.L.C.	99,895	543,745
	Enterprise Inns P.L.C.	71,034	1,038,300
	Experian Group, Ltd.	90,202	1,122,393
	Fiberweb P.L.C.	11,225	37,390
	First Choice Holidays P.L.C.	46,985	332,338
	Firstgroup P.L.C.	40,935	562,205
	Friends Provident P.L.C.	209,193	820,295
	General Electric Co.	22,898	860,689
	GKN P.L.C.	73,924	573,279
	GlaxoSmithKline P.L.C.	629,019	16,385,344
	GlaxoSmithKline P.L.C. Sponsored ADR	49,493	2,582,545
	Greene King P.L.C.	15,724	346,983
	Group 4 Securicor P.L.C.	129,030	561,683
	Hammerson P.L.C.	27,248	859,123
	Hanson P.L.C.	77,218	1,643,608
	Hanson P.L.C. Sponsored ADR	900	95,679
	Hays P.L.C.	152,663	526,598
	HBOS P.L.C.	494,812	10,646,239
	Home Retail Group	90,202	841,828
	HSBC Holdings P.L.C.	1,242,796	22,991,241
	HSBC Holdings P.L.C. Sponsored ADR	37,600	3,498,304
*	Iberdrola S.A.	25,472	1,463,700
	ICAP P.L.C.	64,402	682,269
	IMI P.L.C.	45,074	539,117
	Imperial Chemical Industries P.L.C.	121,126	1,299,250
	Imperial Chemical Industries P.L.C. Sponsored ADR	6,200	265,980
	Imperial Tobacco Group P.L.C.	72,542	3,129,839
	Imperial Tobacco Group P.L.C. ADR	4,000	344,920
	Inchcape P.L.C.	54,837	602,854
	Informa P.L.C.	51,377	600,877
	Inmarsat P.L.C.	45,770	368,878
	InterContinental Hotels Group P.L.C.	39,794	1,072,218
	International Power P.L.C.	155,846	1,399,899
	International Power P.L.C. ADR	2,400	215,880
	Intertek Group P.L.C.	14,739	266,750
*	Invensys P.L.C.	158,812	1,226,370

	Invesco P.L.C.	81,593	970,550
	ITV P.L.C.	488,162	1,133,729
	Johnson Matthey P.L.C.	24,747	796,743
	Johnston Press P.L.C.	31,946	281,049
	Kelda Group P.L.C.	44,234	894,896
	Kesa Electricals P.L.C.	47,659	331,348
	Kingfisher P.L.C.	278,439	1,368,804
	Ladbrokes P.L.C.	71,647	575,804
	Land Securities Group P.L.C.	49,000	1,887,631
	Legal and General Group P.L.C.	772,470	2,350,948
	Liberty International P.L.C.	39,267	943,025
	Lloyds TSB Group P.L.C.	628,751	7,159,069
	Lloyds TSB Group P.L.C. Sponsored ADR	24,300	1,115,370
	LogicaCMG P.L.C.	178,255	586,750
	London Stock Exchange Group P.L.C.	10,650	301,194
	Lonmin P.L.C.	17,584	1,382,253
	Man Group P.L.C.	737,610	8,597,810
	Marks & Spencer Group P.L.C.	206,756	2,861,851
	Marston’s P.L.C.	34,356	318,297
	Meggitt P.L.C.	74,684	473,253
	Michael Page International P.L.C.	84,804	958,483
	Millennium and Copthorne Hotels P.L.C.	15,011	222,737
	Misys P.L.C.	50,290	250,661
	Mitchells & Butlers P.L.C.	42,548	747,550
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,766,583
*	MyTravel Group P.L.C.	733	4,795
	National Express Group P.L.C.	15,806	380,033
	National Grid P.L.C.	297,760	4,618,654
	National Grid P.L.C. Sponsored ADR	11,200	870,912
	Next P.L.C.	27,575	1,206,408
	Northern Rock P.L.C.	49,635	1,060,675
	Northumbrian Water Group P.L.C.	66,232	455,354
	Old Mutual P.L.C.	1,228,065	4,211,136
	Pearson P.L.C.	84,821	1,508,307
	Pearson P.L.C. Sponsored ADR	12,400	220,472
	Pennon Group P.L.C.	45,679	611,578
	Persimmon P.L.C.	34,876	943,718
	Premier Foods P.L.C.	94,370	600,315
	Provident Financial P.L.C.	17,113	268,247
	Prudential P.L.C.	249,777	3,740,684
	Prudential P.L.C. ADR	31,200	940,992
	Punch Taverns, Ltd.	31,023	825,375
	Rank Group P.L.C.	44,056	175,999
	Reckitt Benckiser P.L.C.	81,700	4,444,275
	Reed Elsevier P.L.C.	121,003	1,634,850
	Reed Elsevier P.L.C. Sponsored ADR	3,500	189,070
	Regus Group P.L.C.	40,180	118,800
	Rentokil Initial P.L.C.	211,528	719,491
	Resolution P.L.C.	72,077	902,348
	Reuters Group P.L.C.	136,336	1,688,083
	Reuters Group P.L.C. Sponsored ADR	1,800	133,488
	Rexam P.L.C.	64,643	687,437
	Rio Tinto P.L.C.	114,511	8,359,484
	Rio Tinto P.L.C. Sponsored ADR	4,100	1,201,095
*	Rolls-Royce Group P.L.C.	221,060	2,180,294
	Rolls-Royce Group P.L.C. Class B	12,294,597	24,953
	Royal & Sun Alliance Insurance Group P.L.C.	351,565	1,102,047
	Royal Bank of Scotland Group P.L.C.	1,242,951	15,440,833

	Royal Dutch Shell P.L.C. ADR	56,400	4,269,480
	Royal Dutch Shell P.L.C. Series B	303,924	11,471,807
	SABmiller P.L.C.	124,801	2,970,143
	Sage Group P.L.C.	128,162	638,154
	Sainsbury (J.) P.L.C.	198,701	2,195,098
	Schroders P.L.C.	33,726	925,158
	Schroders P.L.C. Non-Voting	6,717	161,176
	Scottish & Newcastle P.L.C.	93,185	1,197,978
	Scottish & Southern Energy P.L.C.	104,450	3,148,914
	Segro P.L.C.	40,353	572,455
	Serco Group P.L.C.	57,898	545,724
	Severn Trent P.L.C.	27,903	868,314
	Shire P.L.C.	50,705	1,182,539
	Shire P.L.C. ADR	4,700	327,825
	SIG P.L.C.	13,392	376,489
	Signet Group P.L.C.	179,411	403,004
	Smith & Nephew P.L.C.	96,278	1,181,456
	Smith & Nephew P.L.C. Sponsored ADR	3,600	220,788
	Smiths Group P.L.C.	69,370	1,563,237
	St. Jame’s Place P.L.C.	19,946	169,849
	Stagecoach Group P.L.C.	77,637	284,252
*	Stagecoach Group P.L.C. Series C	120,769	150,656
	Standard Chartered P.L.C.	170,266	5,765,654
	Tate & Lyle P.L.C.	57,334	681,741
	Taylor Woodrow P.L.C.	60,389	546,971
	Tesco P.L.C.	1,021,818	9,283,585
*	TI Automotive P.L.C. Series A	18,000	—
	Tomkins P.L.C.	73,285	390,567
	Tomkins P.L.C. Sponsored ADR	8,700	185,049
	Travis Perkins P.L.C.	15,009	616,004
	Trinity Mirror P.L.C.	27,900	317,642
	Tullett Prebon P.L.C.	27,079	265,454
#	Tullow Oil P.L.C.	82,010	618,349
	Unilever P.L.C.	135,225	4,168,620
	Unilever P.L.C. Sponsored ADR	27,300	840,567
	United Business Media P.L.C.	30,736	515,285
	United Utilities P.L.C.	91,323	1,394,699
	United Utilities P.L.C. Sponsored ADR	6,700	204,551
	Vedanta Resources P.L.C.	32,515	960,719
	Vodafone Group P.L.C.	6,093,647	19,068,058
	Vodafone Group P.L.C. Sponsored ADR	79,300	2,492,399
	Whitbread P.L.C.	23,915	897,201
	William Hill P.L.C.	36,703	459,424
	Wimpey (George) P.L.C.	40,964	509,672
	Wolseley P.L.C.	61,030	1,582,663
	Wolseley P.L.C. ADR	16,400	428,860
	Wood Group (John) P.L.C.	52,188	321,072
	WPP Group P.L.C.	124,799	1,845,674
	WPP Group P.L.C. Sponsored ADR	3,100	228,904
	Xstrata P.L.C.	127,850	7,356,499
	Yell Group P.L.C.	92,620	927,028
TOTAL — UNITED KINGDOM			427,627,547

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $2,620,000 FHLMC 6.275%(r), 09/01/36, valued at $2,456,556) to be repurchased at $2,417,348	$2,417	2,417,000

SECURITIES LENDING COLLATERAL — (18.6%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $224,808,087 FHLMC, rates ranging from 6.000% to 6.500%, maturities ranging from 07/01/21 to 05/01/37; FNMA, rates ranging from 5.260%(r) to 5.988%(r), maturities ranging from 01/01/17 to 03/01/37; & GNMA 5.500%, 11/20/36, valued at $213,316,090) to be repurchased at $209,164,268	209,133	209,133,421
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $493,262,234 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/20 to 08/01/34 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 07/01/18 to04/01/37, valued at $256,021,125) to be repurchased at $251,036,883	251,000	251,000,000
TOTAL SECURITIES LENDING COLLATERAL		460,133,421

TOTAL INVESTMENTS — (100.0%) (Cost $1,762,311,979)		$2,471,195,538

See accompanying Notes to Financial Statements.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (87.2%)
Consumer Discretionary — (8.9%)
	Abercrombie & Fitch Co.	35,407	$2,926,389
* #	Amazon.com, Inc.	124,797	8,628,465
* #	Apollo Group, Inc. Class A	56,154	2,693,707
*	AutoNation, Inc.	60,403	1,336,114
*	Autozone, Inc.	19,932	2,563,853
*	Bed Bath and Beyond, Inc.	113,709	4,623,408
	Best Buy Co., Inc.	162,440	7,844,228
* #	Big Lots, Inc.	43,935	1,383,952
#	Black & Decker Corp.	26,322	2,485,586
#	Brunswick Corp.	36,406	1,253,459
	Carnival Corp.	177,522	8,954,210
	CBS Corp. Class B	296,153	9,850,049
	Centex Corp.	47,927	2,317,750
	Circuit City Stores, Inc.	57,113	917,806
	Clear Channel Communications, Inc.	199,105	7,645,632
*	Coach, Inc.	148,537	7,628,860
*	Comcast Corp. Class A	1,247,973	34,206,940
	Darden Restaurants, Inc.	58,259	2,654,863
	Dillards, Inc. Class A	24,427	886,700
	Disney (Walt) Co.	821,965	29,130,440
	Dollar General Corp.	125,208	2,709,501
#	Dow Jones & Co., Inc.	26,216	1,397,575
#	Eastman Kodak Co.	115,369	2,925,758
	Family Dollar Stores, Inc.	60,845	2,047,434
	Federated Department Stores, Inc.	184,427	7,364,170
#	Ford Motor Co.	759,412	6,333,496
	Fortune Brands, Inc.	61,176	4,941,797
	Gannett Co., Inc.	94,226	5,542,373
	Gap, Inc.	211,428	3,915,647
#	General Motors Corp.	226,960	6,806,530
	Genuine Parts Co.	68,411	3,510,853
*	Goodyear Tire & Rubber Co.	81,449	2,888,996
#	H&R Block, Inc.	129,329	3,063,804
#	Harley-Davidson, Inc.	103,346	6,313,407
	Harman International Industries, Inc.	26,283	3,118,478
	Harrah’s Entertainment, Inc.	74,795	6,391,233
	Hasbro, Inc.	64,546	2,075,154
#	Hilton Hotels Corp.	156,074	5,548,431
	Home Depot, Inc.	818,933	31,831,926
	Horton (D.R.), Inc.	109,555	2,560,300

*	IAC/InterActiveCorp	87,135	3,014,871
	International Game Technology	135,736	5,455,230
* #	Interpublic Group of Companies, Inc.	188,077	2,209,905
	Johnson Controls, Inc.	78,846	8,649,406
	Jones Apparel Group, Inc.	43,533	1,296,413
#	KB Home	30,841	1,415,293
*	Kohl’s Corp.	131,222	9,883,641
#	Leggett & Platt, Inc.	71,180	1,741,775
#	Lennar Corp. Class A	55,345	2,526,499
	Limited Brands, Inc.	137,244	3,602,655
#	Liz Claiborne, Inc.	41,510	1,439,982
#	Lowe’s Companies, Inc.	611,043	20,054,431
	Marriott International, Inc. Class A	132,321	6,093,382
#	Mattel, Inc.	157,766	4,419,026
#	McDonald’s Corp.	482,915	24,411,353
	McGraw-Hill Companies, Inc.	142,423	10,013,761
	Meredith Corp.	15,619	971,658
	Newell Rubbermaid, Inc.	111,391	3,537,778
	News Corp. Class A	941,461	20,796,873
	NIKE, Inc. Class B	151,674	8,607,499
	Nordstrom, Inc.	91,796	4,766,966
*	Office Depot, Inc.	110,944	4,038,362
	OfficeMax, Inc.	30,086	1,350,861
	Omnicom Group, Inc.	67,050	7,060,365
	Penney (J.C.) Co., Inc.	90,276	7,265,412
#	Polo Ralph Lauren Corp.	24,588	2,398,068
	Pulte Homes, Inc.	85,265	2,326,882
#	RadioShack Corp.	54,652	1,865,819
	Scripps (E.W.) Co.	33,493	1,527,951
* #	Sears Holdings Corp.	33,347	6,003,127
	Sherwin-Williams Co.	44,779	3,028,852
	Snap-On, Inc.	23,633	1,277,836
#	Staples, Inc.	287,707	7,209,937
* #	Starbucks Corp.	301,333	8,681,404
	Starwood Hotels & Resorts Worldwide, Inc.	86,211	6,213,227
	Target Corp.	344,642	21,516,000
* #	The DIRECTV Group, Inc.	310,838	7,261,176
#	The New York Times Co. Class A	57,751	1,450,128
	The Stanley Works	33,229	2,101,070
	The TJX Companies, Inc.	182,616	5,107,770
#	Tiffany & Co.	54,309	2,855,024
	Time Warner, Inc.	1,531,062	32,718,795
	Tribune Co.	33,913	1,091,999
#	V.F. Corp.	36,132	3,388,459
*	Viacom, Inc. Class B	277,739	12,476,036
	Wendy’s International, Inc.	34,801	1,396,564
	Whirlpool Corp.	31,578	3,525,684
*	Wyndham Worldwide Corp.	75,796	2,819,611
	Yum! Brands, Inc.	105,783	7,163,625
Total Consumer Discretionary			561,247,715

Consumer Staples — (8.1%)
	Altria Group, Inc.	842,094	59,872,883
	Anheuser-Busch Companies, Inc.	306,120	16,328,441
	Archer-Daniels-Midland Co.	261,918	9,177,607
	Avon Products, Inc.	176,990	6,794,646
#	Brown-Forman Corp. Class B	31,621	2,158,449
	Campbell Soup Co.	87,635	3,479,109
	Clorox Co.	60,693	4,074,928
#	Coca-Cola Co.	808,272	42,830,333
	Coca-Cola Enterprises, Inc.	111,679	2,607,705
#	Colgate-Palmolive Co.	206,015	13,794,764
	ConAgra, Inc.	202,706	5,169,003
* #	Constellation Brands, Inc. Class A	77,280	1,877,904
	Costco Wholesale Corp.	181,498	10,249,192
	CVS Caremark Corp.	618,054	23,819,801
#	Dean Foods Co.	51,742	1,695,068
	Estee Lauder Companies, Inc.	46,658	2,206,923
	General Mills, Inc.	138,496	8,481,495
	Heinz (H.J.) Co.	130,351	6,202,101
	Kellogg Co.	100,605	5,430,658
	Kimberly-Clark Corp.	183,158	12,996,892
	Kraft Foods, Inc.	658,021	22,267,431
	McCormick & Co., Inc.	52,239	1,947,992
	Molson Coors Brewing Co.	18,833	1,724,538
#	Pepsi Bottling Group, Inc.	52,752	1,845,792
	PepsiCo, Inc.	657,180	44,905,109
	Procter & Gamble Co.	1,266,150	80,463,832
#	Reynolds American, Inc.	68,802	4,474,882
	Safeway, Inc.	176,757	6,094,581
	Sara Lee Corp.	294,317	5,268,274
	Supervalu, Inc.	83,387	3,972,557
	Sysco Corp.	247,575	8,199,684
	The Hershey Co.	69,446	3,660,499
	The Kroger Co.	284,081	8,613,336
	Tyson Foods, Inc. Class A	101,225	2,256,305
	UST, Inc.	64,451	3,441,039
	Walgreen Co.	401,598	18,124,118
	Wal-Mart Stores, Inc.	986,769	46,970,204
#	Whole Foods Market, Inc.	56,409	2,318,410
#	Wrigley (Wm.) Jr. Co.	87,535	5,129,551
Total Consumer Staples			510,926,036

Energy — (9.1%)
	Anadarko Petroleum Corp.	185,825	9,226,211
	Apache Corp.	132,801	10,723,681
	Baker Hughes, Inc.	128,501	10,598,762
#	BJ Services Co.	117,664	3,451,085
	Chesapeake Energy Corp.	164,302	5,727,568
#	Chevron Corp.	865,845	70,557,709
	ConocoPhillips	659,722	51,082,274
#	CONSOL Energy, Inc.	73,239	3,558,683
	Devon Energy Corp.	178,347	13,693,483
	El Paso Corp.	280,217	4,774,898

	ENSCO International, Inc.	60,544	3,667,150
#	EOG Resources, Inc.	97,907	7,529,048
#	Exxon Mobil Corp.	2,284,571	190,007,770
	Halliburton Co.	366,713	13,183,332
	Hess Corp.	108,412	6,420,159
	Marathon Oil Corp.	138,783	17,182,723
#	Murphy Oil Corp.	75,292	4,442,228
* #	Nabors Industries, Ltd.	111,745	3,904,370
*	National-Oilwell, Inc.	70,544	6,662,881
	Noble Corp.	53,970	4,986,288
	Occidental Petroleum Corp.	336,301	18,486,466
#	Peabody Energy Corp.	106,209	5,739,534
#	Rowan Companies, Inc.	44,339	1,750,504
	Schlumberger, Ltd.	472,910	36,825,502
	Smith International, Inc.	80,004	4,441,022
	Spectra Energy Corp.	251,939	6,709,136
	Sunoco, Inc.	48,688	3,880,920
	The Williams Companies, Inc.	239,901	7,619,256
* #	Transocean, Inc.	117,557	11,548,800
	Valero Energy Corp.	220,300	16,438,786
*	Weatherford International, Ltd.	135,691	7,373,449
	XTO Energy, Inc.	147,648	8,565,060
Total Energy			570,758,738

Financials — (17.5%)
	Ace, Ltd.	131,104	8,072,073
	AFLAC, Inc.	197,372	10,433,084
	Allstate Corp.	248,279	15,269,158
	AMBAC Financial Group, Inc.	41,072	3,680,462
	American Express Co.	478,446	31,089,421
	American International Group, Inc.	1,043,928	75,517,752
	Ameriprise Financial, Inc.	95,984	6,032,594
#	AON Corp.	119,727	5,138,683
	Assurant, Inc.	40,257	2,393,279
#	Bank of America Corp.	1,794,591	91,003,710
	Bank of New York Co., Inc.	303,342	12,303,552
	BB&T Corp.	217,480	9,158,083
	Bear Stearns Companies, Inc.	48,060	7,207,078
	Capital One Financial Corp.	164,757	13,144,313
* #	CB Richard Ellis Group, Inc.	74,953	2,789,751
#	Chicago Mercantile Exchange Holdings, Inc.	13,983	7,424,973
	Chubb Corp.	163,953	8,996,101
	Cincinnati Financial Corp.	69,353	3,150,013
	CIT Group, Inc.	77,643	4,653,145
	Citigroup, Inc.	1,967,212	107,193,382
	Comerica, Inc.	63,260	3,974,626
#	Commerce Bancorp, Inc.	75,251	2,597,665
	Compass Bancshares, Inc.	52,299	3,660,930
	Countrywide Financial Corp.	236,673	9,216,047
* #	E*TRADE Financial Corp.	171,406	4,105,174
	Federal Home Loan Mortgage Corporation	278,077	18,572,763
	Federal National Mortgage Association	388,387	24,825,697

	Federated Investors, Inc.	35,736	1,391,560
#	Fifth Third Bancorp	223,205	9,454,964
#	First Horizon National Corp.	50,290	2,026,184
#	Franklin Resources, Inc.	67,177	9,118,606
	Genworth Financial, Inc.	176,872	6,385,079
	Hartford Financial Services Group, Inc.	128,492	13,256,520
#	Hudson City Bancorp, Inc.	198,591	2,619,415
#	Huntington Bancshares, Inc.	94,500	2,122,470
#	Janus Capital Group, Inc.	76,132	2,107,334
	JPMorgan Chase & Co.	1,393,739	72,237,492
	KeyCorp	158,859	5,656,969
	Legg Mason, Inc.	52,769	5,331,252
	Lehman Brothers Holdings, Inc.	211,100	15,490,518
	Lincoln National Corp.	111,073	8,052,792
	Loews Corp.	181,000	9,236,430
#	M&T Bank Corp.	30,826	3,404,115
	Marsh & McLennan Companies, Inc.	221,809	7,281,989
	Marshall & Ilsley Corp.	102,611	4,924,302
	MBIA, Inc.	54,066	3,598,092
#	Mellon Financial Corp.	166,915	7,232,427
	Merrill Lynch & Co., Inc.	354,853	32,905,519
	MetLife, Inc.	302,020	20,537,360
	MGIC Investment Corp.	33,320	2,165,800
#	Moody’s Corp.	93,872	6,538,185
	Morgan Stanley	427,174	36,326,877
	National City Corp.	237,742	8,223,496
	Northern Trust Corp.	75,670	4,924,604
#	PNC Financial Services Group	138,903	10,251,041
	Principal Financial Group, Inc.	107,490	6,535,392
	Progressive Corp.	298,734	6,885,819
	Prudential Financial, Inc.	188,193	19,199,450
	Regions Financial Corp.	293,622	10,473,497
	SAFECO Corp.	42,360	2,658,090
	Schwab (Charles) Corp.	412,129	9,260,539
	SLM Corp.	164,711	9,258,405
	Sovereign Bancorp, Inc.	144,899	3,367,453
#	State Street Corp.	133,960	9,145,449
	SunTrust Banks, Inc.	142,556	12,728,825
	Synovus Financial Corp.	131,056	4,332,711
	T. Rowe Price Group, Inc.	106,457	5,466,567
#	The Goldman Sachs Group, Inc.	165,064	38,100,072
	The Travelers Companies, Inc.	271,094	14,685,162
	Torchmark Corp.	39,318	2,756,585
	U.S. Bancorp	710,728	24,576,974
	Unum Group	137,496	3,649,144
	Wachovia Corp.	764,711	41,439,689
	Washington Mutual, Inc.	356,739	15,596,629
#	Wells Fargo & Co.	1,355,727	48,928,187
	XL Capital, Ltd.	72,649	5,925,252
	Zions Bancorporation	44,137	3,551,263
Total Financials			1,102,926,055

Health Care — (10.5%)
	Abbott Laboratories	619,184	34,891,018
	Aetna, Inc.	207,213	10,967,784
#	Allergan, Inc.	61,696	7,683,003
	AmerisourceBergen Corp.	76,024	3,893,949
* #	Amgen, Inc.	468,461	26,388,408
	Applera Corp. - Applied Biosystems Group	73,653	2,091,009
#	Bard (C.R.), Inc.	41,438	3,497,782
*	Barr Laboratories, Inc.	42,794	2,281,776
#	Bausch & Lomb, Inc.	21,803	1,480,424
#	Baxter International, Inc.	260,747	14,820,859
	Becton Dickinson & Co.	98,145	7,483,556
* #	Biogen Idec, Inc.	137,408	7,175,446
	Biomet, Inc.	98,277	4,286,843
* #	Boston Scientific Corp.	475,208	7,446,509
	Bristol-Myers Squibb Co.	810,350	24,561,709
	Cardinal Health, Inc.	160,624	11,638,815
* #	Celgene Corp.	151,498	9,277,738
#	Cigna Corp.	39,112	6,556,345
*	Coventry Health Care, Inc.	63,991	3,818,343
#	Eli Lilly & Co.	395,892	23,207,189
* #	Express Scripts, Inc.	54,425	5,556,793
*	Forest Laboratories, Inc.	127,546	6,467,858
* #	Genzyme Corp.	105,714	6,820,667
*	Gilead Sciences, Inc.	186,453	15,432,715
*	Hospira, Inc.	62,578	2,493,108
*	Humana, Inc.	66,899	4,151,083
	IMS Health, Inc.	78,305	2,560,574
	Johnson & Johnson	1,161,299	73,475,388
*	King Pharmaceuticals, Inc.	97,587	2,072,748
*	Laboratory Corp. of America Holdings	49,114	3,867,236
#	Manor Care, Inc.	29,241	1,988,388
	McKesson Corp.	118,532	7,482,925
*	Medco Health Solutions, Inc.	115,585	8,987,890
*	Medimmune, Inc.	95,399	5,521,694
#	Medtronic, Inc.	462,083	24,568,953
	Merck & Co., Inc.	869,337	45,596,726
* #	Millipore Corp.	21,640	1,618,023
	Mylan Laboratories, Inc.	98,213	1,941,671
*	Patterson Companies, Inc.	55,829	2,094,704
	PerkinElmer, Inc.	48,885	1,295,941
#	Pfizer, Inc.	2,843,744	78,174,523
	Quest Diagnostics, Inc.	63,708	3,122,966
	Schering-Plough Corp.	596,981	19,545,158
* #	St. Jude Medical, Inc.	138,132	5,896,855
#	Stryker Corp.	119,644	8,053,238
*	Tenet Healthcare Corp.	189,239	1,315,211
*	Thermo Fisher Scientific, Inc.	168,543	9,202,448
	UnitedHealth Group, Inc.	543,443	29,764,373
* #	Varian Medical Systems, Inc.	51,541	2,077,102
*	Waters Corp.	40,741	2,456,682
*	Watson Pharmaceuticals, Inc.	41,129	1,269,241

*	WellPoint, Inc.	245,746	20,006,182
	Wyeth	540,172	31,243,548
*	Zimmer Holdings, Inc.	95,165	8,380,230
Total Health Care			657,951,347

Industrials — (9.7%)
	3M Co.	294,483	25,902,725
*	Allied Waste Industries, Inc.	102,320	1,377,227
	American Standard Companies, Inc.	70,103	4,190,757
	Avery Dennison Corp.	36,768	2,399,847
	Boeing Co.	316,705	31,857,356
	Burlington Northern Santa Fe Corp.	144,037	13,414,166
#	C. H. Robinson Worldwide, Inc.	69,457	3,763,180
	Caterpillar, Inc.	259,140	20,363,221
	Cintas Corp.	54,472	2,089,546
	Cooper Industries, Ltd.	73,226	3,923,449
	CSX Corp.	175,269	7,964,223
	Cummins, Inc.	41,811	3,939,851
#	Danaher Corp.	95,503	7,019,471
	Deere & Co.	91,028	10,966,143
#	Donnelley (R.R.) & Sons Co.	87,635	3,752,531
	Dover Corp.	82,140	4,111,107
	Eaton Corp.	58,664	5,499,163
	Emerson Electric Co.	320,167	15,512,091
	Equifax, Inc.	58,260	2,448,668
	FedEx Corp.	123,236	13,755,602
#	Fluor Corp.	35,285	3,673,169
	General Dynamics Corp.	162,804	13,063,393
#	General Electric Co.	4,126,279	155,065,565
	Goodrich (B.F.) Co.	50,307	2,992,763
	Honeywell International, Inc.	320,984	18,588,183
#	Illinois Tool Works, Inc.	165,934	8,748,040
	Ingersoll-Rand Co., Ltd. Class A	123,509	6,339,717
#	ITT Industries, Inc.	72,947	4,909,333
#	L-3 Communications Holdings, Inc.	49,964	4,759,571
	Lockheed Martin Corp.	142,402	13,969,636
	Masco Corp.	157,136	4,747,079
* #	Monster Worldwide, Inc.	51,556	2,433,959
	Norfolk Southern Corp.	159,297	9,220,110
	Northrop Grumman Corp.	140,548	10,626,834
#	Paccar, Inc.	99,619	8,689,765
	Pall Corp.	49,356	2,208,681
	Parker Hannifin Corp.	46,454	4,708,577
	Pitney Bowes, Inc.	88,396	4,220,909
	Raytheon Co.	179,041	9,954,680
	Robert Half International, Inc.	67,401	2,368,471
#	Rockwell Automation, Inc.	66,476	4,523,692
	Rockwell Collins, Inc.	67,505	4,770,578
	Ryder System, Inc.	24,363	1,313,653
	Southwest Airlines Co.	316,371	4,527,269
*	Terex Corp.	41,169	3,489,896
	Textron, Inc.	50,271	5,394,078

	Tyco International, Ltd.	793,395	26,467,657
	Union Pacific Corp.	108,643	13,111,037
#	United Parcel Service, Inc.	427,933	30,798,338
	United Technologies Corp.	399,575	28,190,016
	W.W. Grainger, Inc.	28,735	2,530,117
#	Waste Management, Inc.	213,905	8,271,706
Total Industrials			608,926,796

Information Technology — (13.2%)
*	ADC Telecommunications, Inc.	47,055	788,171
* #	Adobe Systems, Inc.	236,127	10,408,478
* #	Advanced Micro Devices, Inc.	222,673	3,177,544
*	Affiliated Computer Services, Inc. Class A	39,690	2,315,912
*	Agilent Technologies, Inc.	161,972	6,182,471
#	Altera Corp.	143,066	3,263,335
#	Analog Devices, Inc.	133,910	4,848,881
*	Apple, Inc.	345,841	42,040,432
#	Applied Materials, Inc.	560,519	10,705,913
* #	Autodesk, Inc.	92,972	4,225,577
	Automatic Data Processing, Inc.	220,811	10,974,307
*	Avaya, Inc.	181,908	2,910,528
*	BMC Software, Inc.	81,843	2,712,277
* #	Broadcom Corp.	189,212	5,782,319
	CA, Inc.	165,056	4,378,936
* #	Ciena Corp.	34,153	1,172,131
* #	Cisco Sytems, Inc.	2,423,665	65,245,062
* #	Citrix Systems, Inc.	72,461	2,435,414
*	Cognizant Technology Solutions Corp.	57,254	4,497,874
*	Computer Sciences Corp.	69,505	3,850,577
*	Compuware Corp.	130,106	1,478,004
*	Convergys Corp.	54,835	1,411,453
* #	Corning, Inc.	629,867	15,746,675
* #	Dell, Inc.	911,523	24,492,623
* #	eBay, Inc.	455,937	14,845,309
*	Electronic Arts, Inc.	124,409	6,079,868
	Electronic Data Systems Corp.	206,425	5,947,104
* #	EMC Corp.	845,919	14,287,572
	Fidelity National Information Services, Inc.	65,318	3,521,947
	First Data Corp.	302,149	9,880,272
*	Fiserv, Inc.	68,450	4,055,663
* #	Google, Inc.	87,342	43,474,481
	Hewlett-Packard Co.	1,073,968	49,091,077
#	Intel Corp.	2,314,106	51,303,730
	International Business Machines Corp.	604,118	64,398,979
*	Intuit, Inc.	137,460	4,192,530
	Jabil Circuit, Inc.	74,109	1,704,507
* #	JDS Uniphase Corp.	84,742	1,110,120
* #	Juniper Networks, Inc.	228,414	5,575,586
#	KLA-Tencor Corp.	80,143	4,406,262
*	Lexmark International, Inc.	38,524	2,000,551
#	Linear Technology Corp.	101,849	3,655,361
*	LSI Corp.	309,041	2,682,476

#	Maxim Integrated Products, Inc.	128,681	3,956,941
*	Micron Technology, Inc.	302,874	3,689,005
	Microsoft Corp.	3,457,811	106,051,063
	Molex, Inc.	56,889	1,691,879
	Motorola, Inc.	959,191	17,447,684
	National Semiconductor Corp.	113,807	3,063,684
*	NCR Corp.	71,826	3,854,901
* #	Network Appliance, Inc.	148,892	4,792,833
*	Novell, Inc.	136,033	1,063,778
* #	Novellus Systems, Inc.	50,459	1,548,587
*	Nvidia Corp.	142,668	4,946,300
*	Oracle Corp.	1,601,169	31,030,655
	Paychex, Inc.	136,103	5,498,561
* #	PMC-Sierra, Inc.	85,225	657,085
*	QLogic Corp.	63,822	1,088,803
#	Qualcomm, Inc.	664,705	28,549,080
* #	Sandisk Corp.	91,232	3,973,154
*	Sanmina-SCI Corp.	212,694	759,318
*	Solectron Corp.	362,761	1,233,387
*	Sun Microsystems, Inc.	1,444,862	7,368,796
* #	Symantec Corp.	371,001	7,416,310
	Tektronix, Inc.	32,789	992,523
*	Tellabs, Inc.	175,481	1,921,517
* #	Teradyne, Inc.	76,145	1,295,988
	Texas Instruments, Inc.	579,199	20,480,477
*	Unisys Corp.	138,538	1,152,636
*	VeriSign, Inc.	98,365	2,934,228
	Western Union Co.	309,762	6,954,157
*	Xerox Corp.	380,791	7,185,526
#	Xilinx, Inc.	133,165	3,792,539
*	Yahoo!, Inc.	489,900	14,060,130
Total Information Technology			827,709,814

Materials — (2.7%)
	Air Products & Chemicals, Inc.	86,853	6,773,665
	Alcoa, Inc.	348,915	14,403,211
#	Allegheny Technologies, Inc.	40,921	4,730,058
	Ashland, Inc.	22,369	1,349,298
#	Ball Corp.	41,365	2,289,966
	Bemis Co., Inc.	41,968	1,411,384
#	Dow Chemical Co.	384,881	17,465,900
#	DuPont (E.I.) de Nemours & Co., Inc.	370,820	19,401,302
	Eastman Chemical Co.	33,560	2,220,330
	Ecolab, Inc.	71,405	3,081,126
#	Freeport-McMoRan Copper & Gold, Inc. Class B	150,406	11,836,952
*	Hercules, Inc.	46,714	879,625
	International Flavors & Fragrances, Inc.	31,339	1,608,631
	International Paper Co.	181,607	7,113,546
	MeadWestavco Corp.	73,215	2,562,525
	Monsanto Co.	218,090	13,434,344
	Newmont Mining Corp.	180,951	7,361,087
	Nucor Corp.	120,833	8,161,061

*	Pactiv Corp.	53,320	1,811,280
	PPG Industries, Inc.	65,798	5,013,150
	Praxair, Inc.	128,553	8,753,174
#	Rohm & Haas Co.	57,111	3,027,454
#	Sealed Air Corp.	64,741	2,091,134
	Sigma-Aldrich Corp.	52,993	2,293,537
	Temple-Inland, Inc.	42,193	2,658,159
	United States Steel Corp.	47,545	5,380,192
	Vulcan Materials Co.	38,124	4,563,062
	Weyerhaeuser Co.	84,752	6,946,274
Total Materials			168,621,427

Real Estate Investment Trusts — (1.0%)
	Apartment Investment & Management Co. Class A	39,153	2,148,325
#	Archstone-Smith Trust	88,430	5,456,131
#	AvalonBay Communities, Inc.	31,837	4,151,226
#	Boston Properties, Inc.	47,727	5,521,059
	Developers Diversified Realty Corp.	50,871	3,136,197
#	Equity Residential	117,978	5,977,945
	Host Marriott Corp.	208,975	5,333,042
	Kimco Realty Corp.	90,704	4,198,688
#	Plum Creek Timber Co., Inc.	71,146	2,973,903
#	ProLogis	102,819	6,648,277
	Public Storage, Inc.	49,226	4,405,727
#	Simon Property Group, Inc.	88,915	9,601,042
#	Vornado Realty Trust	52,315	6,330,638
Total Real Estate Investment Trusts			65,882,200

Telecommunication Services — (3.3%)
	Alltel Corp.	144,551	9,904,635
	AT&T, Inc.	2,505,567	103,580,140
	CenturyTel, Inc.	44,689	2,208,530
	Citizens Communications Co.	135,926	2,154,427
	Embarq Corp.	60,403	3,881,497
* #	Qwest Communications International, Inc.	629,401	6,476,536
	Sprint Nextel Corp.	1,164,683	26,613,007
	Verizon Communications, Inc.	1,167,644	50,827,543
	Windstream Corp.	191,298	2,873,296
Total Telecommunication Services			208,519,611

Utilities — (3.2%)
*	AES Corp.	266,515	6,324,401
*	Allegheny Energy, Inc.	65,986	3,522,993
	Ameren Corp.	82,901	4,399,556
	American Electric Power Co., Inc.	159,171	7,581,315
#	CenterPoint Energy, Inc.	128,436	2,431,293
#	CMS Energy Corp.	89,584	1,634,908
#	Consolidated Edison, Inc.	103,384	5,047,207
	Constellation Energy Group	72,500	6,653,325
	Dominion Resources, Inc.	140,029	12,405,169
	DTE Energy Co.	71,073	3,758,340

	Duke Energy Corp.	504,439	9,856,738
*	Dynegy, Inc.	161,425	1,562,594
#	Edison International	130,736	7,617,987
	Entergy Corp.	79,574	8,983,905
#	Exelon Corp.	268,911	20,975,058
	FirstEnergy Corp.	128,086	8,867,394
	FPL Group, Inc.	162,749	10,404,544
	Integrys Energy Group, Inc.	30,158	1,685,832
	KeySpan Corp.	70,457	2,935,943
#	Nicor, Inc.	18,020	846,039
	NiSource, Inc.	109,887	2,440,590
#	PG&E Corp.	140,770	6,934,330
	Pinnacle West Capital Corp.	40,130	1,863,236
	PPL Corp.	154,524	7,101,923
	Progress Energy, Inc.	103,169	5,167,735
	Public Service Enterprise Group, Inc.	101,428	9,021,006
#	Questar Corp.	34,486	3,724,833
	Sempra Energy	105,499	6,469,199
	Southern Co.	300,385	10,816,864
	TECO Energy, Inc.	84,100	1,476,796
	TXU Corp.	184,277	12,429,484
	Xcel Energy, Inc.	163,617	3,755,010
Total Utilities			198,695,547
TOTAL COMMON STOCKS			5,482,165,286

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $50,305,000 FNMA 6.25%, 05/15/29, valued at $55,637,330) to be repurchased at $54,833,904	$54,826	54,826,000

SECURITIES LENDING COLLATERAL — (11.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,044,864,178 FNMA, rates ranging from 4.500% to 5.500%, maturities ranging from 05/01/19 to 11/01/36, valued at $727,843,299) to be repurchased at $706,748,209	706,644	706,643,979
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $45,730,000 FHLB 5.000%, 02/04/09 & 5.000%, 03/12/10, valued at $46,321,389) to be repurchased at $44,246,174	44,240	44,239,649
TOTAL SECURITIES LENDING COLLATERAL		750,883,628

TOTAL INVESTMENTS — (100.0%) (Cost $4,217,921,941)		$6,287,874,914

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (88.5%)
Consumer Discretionary — (20.9%)
	American Greetings Corp. Class A	211,200	$5,535,552
* #	AutoNation, Inc.	2,057,600	45,514,112
	Belo Corp. Class A	469,164	10,429,516
* #	Big Lots, Inc.	253,500	7,985,250
#	Blockbuster, Inc. Class A	83,900	370,838
	Borders Group, Inc.	34,000	757,860
	BorgWarner, Inc.	201,600	16,966,656
#	Brunswick Corp.	262,700	9,044,761
#	CBS Corp. Class B	5,768,306	191,853,858
	Centex Corp.	872,400	42,189,264
	Circuit City Stores, Inc.	171,000	2,747,970
	Clear Channel Communications, Inc.	1,942,666	74,598,374
* #	Comcast Corp. Class A	12,605,542	345,517,906
*	Comcast Corp. Special Class A Non-Voting	1,390,650	37,797,867
#	Dillards, Inc. Class A	632,300	22,952,490
* #	Discovery Holding Co. Class A	1,031,790	24,123,250
#	Disney (Walt) Co.	421,620	14,942,213
* #	Expedia, Inc.	1,173,351	28,195,625
	Federated Department Stores, Inc.	1,578,230	63,018,724
	Foot Locker, Inc.	463,963	10,179,348
#	Ford Motor Co.	11,482,590	95,764,801
#	Gannett Co., Inc.	594,285	34,955,844
#	General Motors Corp.	4,476,500	134,250,235
*	Goodyear Tire & Rubber Co.	203,900	7,232,333
	Harrah’s Entertainment, Inc.	187,053	15,983,679
	Hearst-Argyle Television, Inc.	370,000	9,620,000
#	Horton (D.R.), Inc.	2,210,529	51,660,063
* #	Hovnanian Enterprises, Inc. Class A	165,900	4,190,634
*	IAC/InterActiveCorp	2,126,951	73,592,505
	Idearc, Inc.	242,765	8,557,466
#	Jones Apparel Group, Inc.	553,400	16,480,252
#	KB Home	543,000	24,918,270
#	Leggett & Platt, Inc.	173,200	4,238,204
#	Lennar Corp. Class A	679,600	31,023,740
* #	Liberty Global, Inc. Class A	313,805	12,050,112
*	Liberty Global, Inc. Series C	343,805	12,291,029
*	Liberty Media Holding Corp. Capital Class A	996,868	112,546,397
*	Liberty Media Holding Corp. Interactive Class A	4,295,262	104,074,198
*	Live Nation, Inc.	242,833	5,439,459
#	MDC Holdings, Inc.	321,809	17,487,101

* #	MGM Mirage	422,800	33,625,284
* #	Mohawk Industries, Inc.	410,217	41,866,747
	News Corp. Class A	35,876	792,501
#	OfficeMax, Inc.	388,600	17,448,140
	Pulte Homes, Inc.	1,605,300	43,808,637
* #	R.H. Donnelley Corp.	221,170	17,237,990
*	Radio One, Inc. Class D	45,200	339,452
#	Ryland Group, Inc.	228,900	10,575,180
#	Saks, Inc.	995,050	19,940,802
	Service Corp. International	404,100	5,649,318
#	Time Warner, Inc.	18,954,280	405,052,964
* #	Toll Brothers, Inc.	932,700	27,356,091
#	Tribune Co.	1,892,955	60,953,151
*	TRW Automotive Holdings Corp.	248,800	10,096,304
*	Viacom, Inc. Class B	2,669,559	119,916,590
*	Wyndham Worldwide Corp.	809,160	30,100,752
Total Consumer Discretionary			2,575,837,659

Consumer Staples — (4.3%)
#	Archer-Daniels-Midland Co.	2,298,560	80,541,542
	Coca-Cola Enterprises, Inc.	3,631,272	84,790,201
#	Corn Products International, Inc.	490,400	20,121,112
	Del Monte Foods Co.	1,101,941	13,278,389
	J. M. Smucker Co.	403,402	23,276,295
#	Kraft Foods, Inc.	3,684,390	124,679,758
#	Molson Coors Brewing Co.	223,245	20,442,545
	PepsiAmericas, Inc.	345,200	8,498,824
	Pilgrim’s Pride Corp.	129,518	4,575,871
#	Reynolds American, Inc.	6,411	416,971
* #	Rite Aid Corp.	969,800	6,129,136
* #	Smithfield Foods, Inc.	810,900	26,062,326
	Supervalu, Inc.	1,558,542	74,248,941
	Tyson Foods, Inc. Class A	2,054,359	45,791,662
	Weis Markets, Inc.	11,500	493,120
Total Consumer Staples			533,346,693

Energy — (8.9%)
	Anadarko Petroleum Corp.	3,531,056	175,316,930
	Apache Corp.	2,352,090	189,931,268
#	Chesapeake Energy Corp.	3,245,338	113,132,483
#	Cimarex Energy Co.	203,547	8,555,080
#	ConocoPhillips	1,359,887	105,296,050
	Devon Energy Corp.	2,025,342	155,505,759
* #	Forest Oil Corp.	482,300	19,576,557
	Hess Corp.	1,777,596	105,269,235
#	Marathon Oil Corp.	328,150	40,628,252
*	Mariner Energy, Inc.	261,080	6,521,778
* #	Newfield Exploration Co.	683,965	32,857,679
	Noble Energy, Inc.	237,100	15,006,059
	Overseas Shipholding Group, Inc.	290,600	23,117,230
#	Pioneer Natural Resources Co.	797,598	41,172,009
#	Pogo Producing Co.	458,300	24,780,281

*	SEACOR Holdings, Inc.	173,600	16,056,264
#	Tidewater, Inc.	437,300	28,861,800
Total Energy			1,101,584,714

Financials — (27.7%)
* #	Allegheny Corp.	36,502	13,651,748
	Allstate Corp.	2,009,500	123,584,250
	AMBAC Financial Group, Inc.	795,635	71,296,852
#	American Capital Strategies, Ltd.	70,529	3,415,719
#	American Financial Group, Inc.	895,800	31,935,270
	American National Insurance Co.	72,652	10,457,529
*	AmeriCredit Corp.	404,700	10,744,785
#	Bear Stearns Companies, Inc.	423,770	63,548,549
#	Capital One Financial Corp.	1,370,484	109,337,214
	Chubb Corp.	1,288,500	70,699,995
	Cincinnati Financial Corp.	1,347,289	61,193,866
	CIT Group, Inc.	1,345,312	80,624,548
#	CNA Financial Corp.	1,956,582	99,433,497
	Commerce Group, Inc.	315,600	10,758,804
* #	Conseco, Inc.	408,000	8,041,680
#	Countrywide Financial Corp.	4,574,013	178,112,066
#	Fidelity National Financial, Inc.	917,259	25,719,942
	First American Corp.	733,000	39,252,150
	First Citizens BancShares, Inc.	10,300	1,995,522
	Fulton Financial Corp.	163,699	2,496,410
	Hanover Insurance Group, Inc.	394,266	19,236,238
	Hartford Financial Services Group, Inc.	1,173,900	121,111,263
#	Hudson City Bancorp, Inc.	1,775,073	23,413,213
#	Janus Capital Group, Inc.	1,580,900	43,759,312
	JPMorgan Chase & Co.	4,595,680	238,194,094
#	KeyCorp	941,600	33,530,376
#	Leucadia National Corp.	65,852	2,360,136
#	Lincoln National Corp.	911,926	66,114,635
	Loews Corp.	3,929,202	200,507,178
#	MBIA, Inc.	1,128,550	75,105,003
#	Mercury General Corp.	66,000	3,701,940
#	MetLife, Inc.	5,666,498	385,321,864
#	MGIC Investment Corp.	665,947	43,286,555
	National City Corp.	1,477,094	51,092,681
	Nationwide Financial Services, Inc.	398,602	24,677,450
#	New York Community Bancorp, Inc.	2,294,600	40,109,608
	Odyssey Re Holdings Corp.	356,155	15,271,926
	Ohio Casualty Corp.	370,700	15,962,342
	Old Republic International Corp.	1,807,554	39,151,620
	PMI Group, Inc.	682,600	33,747,744
#	Principal Financial Group, Inc.	1,210,200	73,580,160
	Protective Life Corp.	554,900	27,761,647
#	Prudential Financial, Inc.	1,887,800	192,593,356
	Radian Group, Inc.	604,042	37,390,200
#	Reinsurance Group of America, Inc.	485,800	30,352,784
	SAFECO Corp.	538,400	33,784,600
#	South Financial Group, Inc.	551,433	13,124,105

#	Sovereign Bancorp, Inc.	2,041,536	47,445,297
	StanCorp Financial Group, Inc.	226,000	11,494,360
#	SunTrust Banks, Inc.	198,400	17,715,136
	The Travelers Companies, Inc.	5,237,509	283,715,863
	Torchmark Corp.	127,200	8,917,992
	Transatlantic Holdings, Inc.	71,293	5,108,856
	Unitrin, Inc.	503,679	24,670,197
#	Unum Group	2,480,889	65,842,794
	Washington Mutual, Inc.	738,781	32,299,505
	Webster Financial Corp.	165,100	7,427,849
	Wesco Financial Corp.	19,200	8,275,200
Total Financials			3,413,455,475

Health Care — (1.4%)
#	Health Management Associates, Inc.	567,997	6,247,967
* #	Invitrogen Corp.	364,024	26,369,899
*	Medco Health Solutions, Inc.	359,556	27,959,075
* #	Millennium Pharmaceuticals, Inc.	2,100,300	22,830,261
	Omnicare, Inc.	144,300	5,399,706
	PerkinElmer, Inc.	66,800	1,770,868
* #	Tenet Healthcare Corp.	1,547,300	10,753,735
*	Triad Hospitals, Inc.	681,000	36,440,310
	UnitedHealth Group, Inc.	267,740	14,664,120
*	Watson Pharmaceuticals, Inc.	686,400	21,182,304
Total Health Care			173,618,245

Industrials — (11.3%)
* #	AGCO Corp.	686,324	29,704,103
#	Alexander & Baldwin, Inc.	141,705	7,579,800
* #	Allied Waste Industries, Inc.	2,767,676	37,252,919
*	Avis Budget Group, Inc.	439,080	13,282,170
	Burlington Northern Santa Fe Corp.	2,247,573	209,316,473
#	CSX Corp.	3,415,204	155,186,870
#	Curtiss-Wright Corp.	54,260	2,445,498
	GATX Corp.	396,400	20,394,780
	IKON Office Solutions, Inc.	438,800	6,393,316
* #	Kansas City Southern	565,600	23,217,880
	Laidlaw International, Inc.	609,595	20,909,109
	Norfolk Southern Corp.	3,254,502	188,370,576
	Northrop Grumman Corp.	2,672,884	202,096,759
	Pentair, Inc.	113,300	4,190,967
#	Raytheon Co.	1,311,300	72,908,280
	Ryder System, Inc.	473,200	25,514,944
#	Southwest Airlines Co.	5,237,820	74,953,204
* #	UAL Corp.	383,317	15,049,025
	Union Pacific Corp.	2,098,000	253,186,640
*	United Rentals, Inc.	269,392	9,038,102
*	URS Corp.	140,457	7,062,178
* #	YRC Worldwide, Inc.	451,644	18,156,089
Total Industrials			1,396,209,682

Information Technology — (4.3%)
*	3Com Corp.	1,041,900	4,876,092
* #	Advanced Micro Devices, Inc.	162,200	2,314,594
#	Alcatel-Lucent SA Sponsored ADR	218,345	2,995,693
* #	Andrew Corp.	1,010,012	13,362,459
* #	Applied Micro Circuits Corp.	213,200	599,092
*	Arrow Electronics, Inc.	462,600	18,989,730
*	Avnet, Inc.	1,089,700	46,682,748
	AVX Corp.	514,600	9,257,654
*	Computer Sciences Corp.	1,404,843	77,828,302
*	Compuware Corp.	956,430	10,865,045
*	Convergys Corp.	195,700	5,037,318
	Electronic Data Systems Corp.	2,006,400	57,804,384
* #	Fairchild Semiconductor Corp. Class A	43,100	793,902
	Fidelity National Information Services, Inc.	408,162	22,008,095
*	Ingram Micro, Inc.	1,358,168	28,141,241
*	Integrated Device Technology, Inc.	1,467,100	22,021,171
* #	International Rectifier Corp.	189,300	6,858,339
	Intersil Corp.	1,063,398	32,008,280
* #	JDS Uniphase Corp.	136,962	1,794,202
*	Micron Technology, Inc.	3,962,557	48,263,944
*	Sanmina-SCI Corp.	3,903,000	13,933,710
*	Solectron Corp.	6,780,263	23,052,894
*	Sun Microsystems, Inc.	2,143,700	10,932,870
*	Tech Data Corp.	390,411	14,390,549
*	Tellabs, Inc.	1,992,618	21,819,167
*	Unisys Corp.	729,900	6,072,768
* #	VeriSign, Inc.	166,300	4,960,729
*	Vishay Intertechnology, Inc.	1,302,016	23,201,925
*	Xerox Corp.	75,000	1,415,250
Total Information Technology			532,282,147

Materials — (3.5%)
	Ashland, Inc.	540,111	32,579,496
#	Bowater, Inc.	211,700	4,401,243
#	Chemtura Corp.	856,130	9,323,256
	Cytec Industries, Inc.	191,500	11,384,675
*	Domtar Corp.	4,641,236	50,589,472
#	International Paper Co.	1,577,345	61,784,604
#	Louisiana-Pacific Corp.	806,600	16,535,300
	Lubrizol Corp.	182,000	11,961,040
	Lyondell Chemical Co.	676,494	25,145,282
	MeadWestavco Corp.	1,413,131	49,459,585
*	Owens-Illinois, Inc.	64,471	2,192,014
* #	Smurfit-Stone Container Corp.	1,789,694	23,140,743
* #	Titanium Metals Corp.	71,926	2,488,640
	Tronox, Inc. Class B	92,517	1,287,837
#	Valhi, Inc.	150,600	2,314,722
	Westlake Chemical Corp.	21,400	600,270
	Weyerhaeuser Co.	1,460,829	119,729,545
#	Worthington Industries, Inc.	133,200	2,811,852
Total Materials			427,729,576

Telecommunication Services — (6.2%)
	Alltel Corp.	503,463	34,497,285
	AT&T, Inc.	8,333,818	344,520,036
#	CenturyTel, Inc.	253,522	12,529,057
* #	Level 3 Communications, Inc.	195,500	1,137,810
* #	Qwest Communications International, Inc.	2,000,600	20,586,174
#	Sprint Nextel Corp.	1,618,800	36,989,580
	Telephone & Data Systems, Inc.	419,597	25,973,054
	Telephone & Data Systems, Inc. Special Shares	179,500	10,411,000
*	United States Cellular Corp.	272,525	21,630,309
#	Verizon Communications, Inc.	6,008,000	261,528,240
Total Telecommunication Services			769,802,545
TOTAL COMMON STOCKS			10,923,866,736

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $74,260,000 FNMA 5.58%, 03/25/37, valued at $67,918,550) to be repurchased at $66,920,646	$66,911	66,911,000

SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,742,723,768 FNMA, rates ranging from 4.000% to 8.000%, maturities ranging from 09/01/12 to 05/01/37, valued at $1,317,645,469) to be repurchased at $1,279,456,137	1,279,267	1,279,267,445
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $79,785,000 FHLB 3.750%, 08/15/07 & 5.500%, 06/21/07, valued at $81,208,289) to be repurchased at $77,366,415	77,355	77,355,005
TOTAL SECURITIES LENDING COLLATERAL		1,356,622,450

TOTAL INVESTMENTS — (100.0%) (Cost $9,454,881,533)		$12,347,400,186

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (85.8%)
Consumer Discretionary — (18.9%)
*	4Kids Entertainment, Inc.	441,641	$7,468,149
* #	99 Cents Only Stores	2,153,000	30,228,120
*	A.C. Moore Arts & Crafts, Inc.	317,685	7,227,334
	Acme Communications, Inc.	473,621	2,604,915
*	Advanced Marketing Services, Inc.	214,900	2,149
	Aldila, Inc.	100	1,551
*	All American Semiconductor, Inc.	69,473	21,537
*	Alloy, Inc.	470,543	5,345,368
#	Ambassadors International, Inc.	155,250	5,028,547
	American Axle & Manufacturing Holdings, Inc.	1,927,600	55,553,432
*	American Biltrite, Inc.	56,600	520,720
	American Greetings Corp. Class A	1,875,200	49,148,992
* #	America’s Car-Mart, Inc.	72,218	986,498
*	AMS Health Sciences, Inc.	11,000	5,830
	Arctic Cat, Inc.	102,349	1,958,960
*	Arlington Hospitality, Inc.	24,100	193
#	ArvinMeritor, Inc.	3,209,562	67,015,655
	Asbury Automotive Group, Inc.	1,114,402	30,400,887
*	Ashworth, Inc.	436,489	3,579,210
*	Audiovox Corp. Class A	667,217	8,960,724
* #	Avatar Holdings, Inc.	158,084	13,046,673
* #	Bakers Footwear Group, Inc.	3,752	32,080
*	Ballantyne of Omaha, Inc.	85,655	535,344
* #	Bally Total Fitness Holding Corp.	1,327,900	1,062,320
#	Bandag, Inc.	301,219	15,286,864
	Bandag, Inc. Class A	110,900	5,628,175
	Bassett Furniture Industries, Inc.	387,775	5,564,571
	Beasley Broadcast Group, Inc.	105,338	904,853
#	Beazer Homes USA, Inc.	548,186	19,608,613
* #	Big Lots, Inc.	2,439,910	76,857,165
*	Birks & Mayors, Inc.	25,319	207,109
#	Blockbuster, Inc. Class A	2,916,974	12,893,025
*	Blockbuster, Inc. Class B	932,200	3,840,664
*	Bluegreen Corp.	1,017,898	12,153,702
	Bob Evans Farms, Inc.	1,422,008	55,031,710
*	Bombay Co., Inc.	1,202,540	937,981
	Bon-Ton Stores, Inc.	61,001	2,909,748
#	Borders Group, Inc.	1,293,457	28,831,157
	Bowl America, Inc. Class A	32,422	547,932
*	Boyds Collection, Ltd. - Old	5,017	—

*	Buca, Inc.	612,329	2,308,480
*	California Coastal Communities, Inc.	268,674	4,709,855
#	Callaway Golf Co.	627,866	11,408,325
#	Carmike Cinemas, Inc.	430,529	11,215,280
*	Carriage Services, Inc.	539,500	4,116,385
*	Catalina Lighting, Inc.	21,640	154,726
*	Cavalier Homes, Inc.	392,395	1,950,203
*	Cavco Industries, Inc.	88,805	3,431,425
*	Championship Auto Racing Teams, Inc.	4,800	—
*	Champps Entertainment, Inc.	412,729	1,976,972
*	Charming Shoppes, Inc.	3,592,390	44,761,179
* #	Charter Communications, Inc.	114,800	460,348
*	Chromcraft Revington, Inc.	14,610	110,305
	Churchill Downs, Inc.	58,299	2,998,318
#	Citadel Broadcasting Co.	2,905,187	24,113,052
#	Coachmen Industries, Inc.	537,400	5,519,098
	Coast Distribution System, Inc.	131,100	857,394
	Cobra Electronics Corp.	98,070	951,279
	Collectors Universe, Inc.	180,769	2,510,881
* #	Comstock Homebuilding Companies, Inc.	112,650	354,847
*	Concord Camera Corp.	196,754	846,042
*	Congoleum Corp. Class A	95,600	109,462
	Cooper Tire & Rubber Co.	2,333,056	56,156,658
* #	Cost Plus, Inc.	251,243	2,321,485
*	Cost-U-Less, Inc.	30,541	282,810
*	Cox Radio, Inc.	1,333,400	19,574,312
	CSS Industries, Inc.	279,850	10,715,456
*	Culp, Inc.	362,218	3,187,518
* #	Cumulus Media, Inc. Class A	1,679,642	15,755,042
	Cutter & Buck, Inc.	334,442	4,792,554
*	Cybex International, Inc.	6,613	44,968
	Decorator Industries, Inc.	24,832	171,341
*	dELiA*s, Inc.	20,143	159,331
	Delta Apparel, Inc.	231,345	3,861,148
*	Delta Woodside Industries, Inc.	93,100	372
*	Diedrich Coffee, Inc.	15,126	62,319
*	Directed Electronics, Inc.	96,800	858,616
*	Dixie Group, Inc.	360,899	4,529,282
* #	Dominion Homes, Inc.	222,966	1,099,222
*	Dorman Products, Inc.	355,162	5,068,162
	Dover Motorsports, Inc.	524,700	3,006,531
* #	drugstore.com, Inc.	208,094	526,478
*	Duckwall-ALCO Stores, Inc.	113,400	4,501,980
* #	Dura Automotive Systems, Inc.	616,174	277,278
*	ELXSI Corp.	27,500	66,687
*	EMAK Worldwide, Inc.	50	162
*	Emerson Radio Corp.	243,864	790,119
#	Emmis Communications Corp. Class A	875,861	9,100,196
*	Enesco Group, Inc.	456,300	9,126
#	Entercom Communications Corp.	1,431,327	38,073,298
*	Entravision Communications Corp.	2,274,698	23,179,173
* #	Escala Group, Inc.	324,291	982,602

*	Factory Card & Party Outlet Corp.	10,706	131,898
*	Fairchild Corp. Class A	686,629	1,215,333
	Fedders Corp.	46,766	11,691
	Federal Screw Works	3,125	39,844
*	Federal-Mogul Corp.	823,500	955,260
	Finish Line, Inc. Class A	1,468,976	18,802,893
*	Finlay Enterprises, Inc.	225,341	1,183,040
*	Flanigan’s Enterprises, Inc.	56	630
	Flexsteel Industries, Inc.	115,479	1,634,028
	Footstar, Inc.	501,800	2,293,226
*	Franklin Covey Co.	419,271	3,140,340
*	Franklin Electronic Publishers, Inc.	120,584	296,637
	Fred’s, Inc.	1,264,753	18,187,148
	Frisch’s Restaurants, Inc.	7,428	234,725
#	Furniture Brands International, Inc.	1,913,836	27,750,622
*	GameTech International, Inc.	13,521	131,830
* #	Gander Mountain Co.	381,866	4,952,802
* #	Gaylord Entertainment Co.	17,103	963,412
*	Gottschalks, Inc.	295,679	3,722,599
	Gray Television, Inc.	1,489,550	15,297,678
	Gray Television, Inc. Class A	40,050	423,328
*	Great Wolf Resorts, Inc.	167,653	2,375,643
	Group 1 Automotive, Inc.	787,100	33,215,620
*	Hampshire Group, Ltd.	41,380	690,011
#	Hancock Fabrics, Inc.	590,000	1,475,000
#	Handleman Co.	741,677	5,221,406
*	Harolds Stores, Inc.	2,000	560
*	Harris Interactive, Inc.	1,764,056	9,861,073
*	Hartmarx Corp.	998,300	6,538,865
*	Hastings Entertainment, Inc.	363,770	2,615,506
	Haverty Furniture Co., Inc.	638,400	7,782,096
*	Hayes Lemmerz International, Inc.	2,044,571	11,715,392
*	Hollywood Media Corp.	278,700	1,231,854
* #	Hovnanian Enterprises, Inc. Class A	79,500	2,008,170
	ILX Resorts, Inc.	88,334	764,089
*	Image Entertainment, Inc.	48,350	207,421
*	Interstate Hotels & Resorts, Inc.	709,625	4,364,194
*	ION Media Networks, Inc.	455,700	656,208
	J. Alexander’s Corp.	131,737	1,785,036
*	Jaclyn, Inc.	30,600	266,220
*	Jakks Pacific, Inc.	895,220	23,517,429
*	Jo-Ann Stores, Inc.	781,300	26,423,566
*	Johnson Outdoors, Inc.	177,150	3,367,621
	Journal Communications, Inc. Class A	40,300	554,125
	Journal Register Co.	1,003,100	5,627,391
*	K2, Inc.	1,649,110	25,165,419
#	Kellwood Co.	974,517	28,075,835
	Kimball International, Inc. Class B	762,052	10,402,010
* #	Kirkland’s, Inc.	223,322	1,065,246
	LaCrosse Footwear, Inc.	40,363	690,207
*	Lakeland Industries, Inc.	111,155	1,531,716
* #	Lakes Entertainment, Inc.	249,859	2,848,393

#	Landry’s Restaurants, Inc.	914,335	26,753,442
*	Lazare Kaplan International, Inc.	155,461	1,352,511
#	La-Z-Boy, Inc.	1,900,488	22,349,739
* #	Lear Corp.	1,216,773	43,402,293
#	Lee Enterprises, Inc.	819,699	20,590,839
*	Lenox Group, Inc.	428,700	3,159,519
	Levitt Corp. Class A	340,400	3,182,740
	Libbey, Inc.	471,997	10,582,173
#	Lifetime Brands, Inc.	44,506	937,296
*	Lin TV Corp.	980,850	19,156,000
	Lithia Motors, Inc. Class A	523,675	14,076,384
*	Lodgenet Entertainment Corp.	26,000	922,480
*	Lodgian, Inc.	736,747	11,191,187
*	Luby’s, Inc.	297,568	2,868,556
#	M/I Homes, Inc.	472,351	13,594,262
*	Mace Security International, Inc.	188,674	473,572
*	Magna Entertainment Corp.	155,700	535,608
* #	MarineMax, Inc.	661,919	13,754,677
	McRae Industries, Inc. Class A	30,653	401,095
*	Meade Instruments Corp.	663,220	1,366,233
#	Media General, Inc. Class A	1,024,766	37,352,721
*	Merisel, Inc.	3,600	20,700
	Modine Manufacturing Co.	1,357,416	31,912,850
	Monaco Coach Corp.	1,011,500	15,587,215
	Movado Group, Inc.	233,065	7,768,056
#	Movie Gallery, Inc.	63,013	148,711
* #	Multimedia Games, Inc.	686,465	8,718,105
	National Presto Industries, Inc.	147,551	8,944,542
*	National RV Holdings, Inc.	283,350	450,526
*	Nature Vision, Inc.	2,100	6,090
#	Nautilus Group, Inc.	149,400	1,924,272
* #	Nitches, Inc.	12,141	46,014
*	Nobel Learning Communities, Inc.	80,261	1,279,360
*	Odd Job Stores, Inc.	175,300	19,283
#	Orleans Homebuilders, Inc.	200,400	1,661,316
*	O’Charleys, Inc.	788,967	17,822,765
	Oxford Industries, Inc.	25,700	1,170,121
*	P & F Industries, Inc. Class A	4,535	48,252
* #	Palm Harbor Homes, Inc.	336,089	5,370,702
*	Payless ShoeSource, Inc.	876,300	31,301,436
* #	PC Mall, Inc.	12,034	147,778
*	Perry Ellis International, Inc.	501,816	15,726,913
*	Phoenix Footwear Group, Inc.	217,637	598,502
	Pier 1 Imports, Inc.	1,448,933	10,910,465
*	Point.360	16,185	92,416
*	Pomeroy IT Solutions, Inc.	410,104	3,973,908
*	Proliance International, Inc.	374,550	1,074,958
*	ProQuest Co.	106,700	906,950
*	QEP Co., Inc.	31,332	200,525
*	Quaker Fabric Corp.	552,928	624,809
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	686,483	1,228,805

*	Quiksilver, Inc.	29,600	417,656
*	Radio One, Inc. Class D	1,615,015	12,128,763
*	RC2 Corp.	528,171	23,736,005
*	RCN Corp.	1,038,158	29,224,148
* #	Reading International, Inc. Class A	210,199	1,910,709
*	Reading International, Inc. Class B	14,460	133,393
*	Red Lion Hotels Corp.	490,800	6,311,688
*	Regent Communications, Inc.	1,362,067	4,726,372
*	Rex Stores Corp.	345,550	5,480,423
* #	Riviera Holdings Corp.	16,500	592,020
* #	Rockford Corp.	252,100	632,771
*	Rocky Brands, Inc.	181,529	2,880,865
	Russ Berrie & Co., Inc.	333,838	5,665,231
*	S&K Famous Brands, Inc.	77,400	1,064,250
*	Saga Communications, Inc. Class A	267,990	2,486,947
	Salem Communications Corp.	104,295	1,261,969
* #	Salton, Inc.	457,600	819,104
*	Schieb (Earl), Inc.	74,400	290,160
* #	Scholastic Corp.	1,838,391	58,405,682
* #	Sharper Image Corp.	477,198	5,444,829
	Shiloh Industries, Inc.	400,979	3,873,457
*	Shoe Carnival, Inc.	373,090	10,924,075
*	Silverleaf Resorts, Inc.	122,600	600,740
#	Sinclair Broadcast Group, Inc. Class A	1,415,626	21,687,390
* #	Six Flags, Inc.	3,312,300	20,503,137
	Skyline Corp.	177,500	5,882,350
*	Smith & Wollensky Restaurant Group, Inc.	175,949	1,924,882
#	Sonic Automotive, Inc.	1,228,493	38,242,987
* #	Source Interlink Companies, Inc.	1,575,906	8,557,170
*	Spanish Broadcasting System, Inc.	645,040	3,051,039
*	SPAR Group, Inc.	4,600	4,186
*	Sport Chalet, Inc. Class A	120,313	1,227,193
*	Sport Chalet, Inc. Class B	11,475	119,799
*	Sport-Haley, Inc.	62,300	266,021
	Stage Stores, Inc.	1,263,257	26,402,071
	Standard Motor Products, Inc.	673,350	10,470,592
#	Standard Pacific Corp.	1,020,500	21,757,060
	Star Buffet, Inc.	7,100	57,510
	Steinway Musical Instruments, Inc.	257,800	9,930,456
	Stewart Enterprises, Inc.	3,443,865	26,655,515
*	Stoneridge, Inc.	665,500	8,345,370
*	Strattec Security Corp.	16,954	807,180
	Stride Rite Corp.	1,127,600	22,721,140
#	Superior Industries International, Inc.	964,500	21,778,410
	Superior Uniform Group, Inc.	138,700	1,782,295
*	Syms Corp.	340,300	7,105,464
* #	Syntax-Brillian Corp.	177,642	1,076,511
*	Tag-It Pacific, Inc.	53,200	35,112
	Tandy Brand Accessories, Inc.	195,032	2,316,980
* #	Tarragon Corp.	57,534	595,477
*	Tarrant Apparel Group	282,800	387,436
*	The Hallwood Group, Inc.	159	13,068

	The Marcus Corp.	655,020	15,307,817
	The Pep Boys - Manny, Moe & Jack	1,959,000	41,726,700
*	The Rowe Companies	9,300	9
*	The Sports Club Co., Inc.	114,000	177,840
*	The Steak n Shake Co.	439,468	6,679,914
#	TOUSA, Inc.	24,800	101,432
	Traffix, Inc.	320,690	1,856,795
*	Trans World Entertainment Corp.	1,051,874	5,290,926
*	Triple Crown Media, Inc.	153,303	1,447,180
* #	Trump Entertainment Resorts, Inc.	462,726	7,445,261
* #	Tweeter Home Entertainment Group, Inc.	724,272	296,952
*	Unapix Entertainment, Inc.	1,700	9
*	Unifi, Inc.	1,757,264	5,289,365
	Unifirst Corp.	419,800	17,530,848
#	United Auto Group, Inc.	2,617,400	58,184,802
*	Virco Manufacturing Corp.	31,086	191,490
#	Visteon Corp.	2,915,865	23,589,348
*	Warnaco Group, Inc.	1,949,942	67,058,505
* #	WCI Communities, Inc.	1,614,100	33,799,254
*	Wells-Gardner Electronics Corp.	91,678	287,869
* #	West Marine, Inc.	694,378	10,339,288
*	Western Metals Corp.	91,300	37,342
*	Wilsons The Leather Experts, Inc.	686,351	926,574
* #	Zale Corp.	1,263,684	33,942,552
Total Consumer Discretionary			2,381,281,627

Consumer Staples — (3.1%)
*	Alliance One International, Inc.	2,643,399	25,403,064
#	American Italian Pasta Co.	598,100	6,339,860
*	Bridgford Foods Corp.	886	6,486
	Cal-Maine Foods, Inc.	368,487	4,919,301
* #	Carrington Laboratories, Inc.	113,500	187,275
* #	Central Garden & Pet Co.	690,928	9,914,817
*	Central Garden & Pet Co. Class A	1,381,856	18,406,322
#	Chiquita Brands International, Inc.	1,593,840	29,231,026
	Farmer Brothers Co.	67,217	1,495,578
	Golden Enterprises, Inc.	17,000	53,040
#	Great Atlantic & Pacific Tea Co., Inc.	260,603	8,993,410
*	Griffin Land & Nurseries, Inc. Class A	30,645	1,148,268
* #	Hain Celestial Group, Inc.	1,363,050	38,983,230
*	Hines Horticulture, Inc.	6,400	6,976
#	Imperial Sugar Co. (New)	143,252	4,071,222
	Ingles Market, Inc. Class A	139,694	4,985,679
*	Katy Industries, Inc.	131,100	190,095
*	Monterey Pasta Co.	480,202	2,064,869
#	Nash Finch Co.	443,533	20,868,228
*	Natrol, Inc.	183,389	590,513
*	Natural Alternatives International, Inc.	108,498	837,605
* #	Natural Health Trends Corp.	8,351	29,479
	Oil-Dri Corp. of America	58,250	1,004,230
*	Omega Protein Corp.	691,118	6,054,194
* #	Parlux Fragrances, Inc.	276,521	1,233,284

*	Performance Food Group Co.	1,493,321	53,012,895
*	Prestige Brands Holdings, Inc.	41,111	540,610
	PriceSmart, Inc.	556,979	11,418,069
*	Pyramid Breweries, Inc.	213,417	766,167
* #	Redhook Ale Brewery, Inc.	176,119	1,255,728
*	San Filippo (John B.) & Son, Inc.	254,921	2,819,426
#	Sanderson Farms, Inc.	224,540	9,652,975
* #	Scheid Vineyards, Inc.	6,720	230,496
*	Schiff Nutrition International, Inc.	91,172	634,557
	Scope Industries	8,100	710,775
#	Seaboard Corp.	15,993	35,472,474
*	Seneca Foods Corp. Class B	10,400	302,744
*	Smart & Final Food, Inc.	401,121	8,828,673
*	Smithfield Foods, Inc.	62,240	2,000,394
* #	Spectrum Brands, Inc.	133,800	1,123,920
*	Standard Management Corp.	131,400	15,768
	Stephan Co.	50,700	195,195
	Tasty Baking Co.	237,500	2,023,500
	The Topps Co., Inc.	831,079	8,493,627
#	Universal Corp.	849,711	54,016,128
	Weis Markets, Inc.	94,400	4,047,872
*	Zapata Corp.	336,228	2,299,800
Total Consumer Staples			386,879,844

Energy — (5.9%)
*	Bois d’Arc Energy, Inc.	173,500	2,980,730
*	BPZ Energy, Inc.	4,188	27,390
*	Brigham Exploration Co.	307,189	1,932,219
* #	Bristow Group, Inc.	808,100	39,807,006
*	Bronco Drilling Co., Inc.	8,941	149,672
*	Callon Petroleum Co.	680,000	9,690,000
*	Comstock Resources, Inc.	1,850,267	56,174,106
* #	Edge Petroleum Corp.	72,441	1,047,497
* #	Encore Acquisition Co.	701,771	19,333,791
* #	Giant Industries, Inc.	297,200	22,890,344
	Gulf Island Fabrication, Inc.	16,680	552,608
*	Gulfmark Offshore, Inc.	427,373	21,466,946
* #	Hanover Compressor Co.	3,444,124	86,103,100
* #	Harvest Natural Resources, Inc.	1,101,497	10,431,177
*	Horizon Offshore, Inc.	106,817	1,807,344
* #	Hornbeck Offshore Services, Inc.	39,700	1,584,427
*	Houston Exploration Co.	325,042	19,515,522
*	Infinity, Inc.	9,208	29,466
*	Mariner Energy, Inc.	1,015,327	25,362,868
*	Meridian Resource Corp.	2,817,899	8,256,444
* #	Natural Gas Services Group	135,023	2,280,538
*	Newpark Resources, Inc.	1,316,413	10,386,499
*	Parker Drilling Co.	1,410,843	16,492,755
*	Petrohawk Energy Corp.	1,424,092	23,212,700
* #	Petroleum Development Corp.	475,666	24,244,696
*	PHI, Inc. Non-Voting	153,516	4,375,206
*	Pioneer Drilling Co.	689,871	10,630,912

*	Quest Resource Corp.	1,997	17,514
*	Stone Energy Corp.	1,011,411	33,002,341
*	Swift Energy Corp.	1,150,105	49,489,018
*	T-3 Energy Services, Inc.	880	25,696
*	Torch Offshore, Inc.	4	—
* #	Trico Marine Services, Inc.	458,290	19,298,592
*	Universal Compression Holdings, Inc.	1,121,884	83,367,200
	USEC, Inc.	3,197,102	73,853,056
*	Whiting Petroleum Corp.	1,488,435	66,012,092
Total Energy			745,831,472

Financials — (17.1%)
	1st Independence Financial Group, Inc.	1,200	20,388
	1st Source Corp.	540,811	14,169,248
	21st Century Insurance Group	1,236,158	26,948,244
* #	Accredited Home Lenders Holding Co.	117,370	1,642,006
	Advanta Corp. Class A	264,851	12,252,007
	Advanta Corp. Class B Non-Voting	422,517	21,235,704
	Affirmative Insurance Holdings, Inc.	42,898	662,774
	Alabama National Bancorporation	222,300	13,960,440
	Alfa Corp.	273,588	4,642,788
	Alliance Financial Corp.	5,400	152,928
*	AmComp, Inc.	295,300	2,713,807
	Ameriana Bancorp	30,595	326,449
	American Bancorp of New Jersey, Inc.	77,196	832,945
* #	American Business Financial Services, Inc.	5,324	173
#	American Equity Investment Life Holding Co.	1,824,591	21,876,846
*	American Independence Corp.	6,483	70,211
*	American Physicians Capital, Inc.	445,062	18,194,135
	American Physicians Services Group, Inc.	35,800	617,192
	American West Bancorporation	86,065	1,707,530
*	AmeriServe Financial, Inc.	502,107	2,189,187
*	Argonaut Group, Inc.	1,127,290	37,347,118
	ASB Financial Corp.	10,400	214,760
*	Asset Acceptance Capital Corp.	490	9,408
*	Atlantic American Corp.	43,938	215,296
	Baldwin & Lyons, Inc. Class B	313,025	8,141,780
*	Bancinsurance Corp.	76,470	481,761
	Bancorp Rhode Island, Inc.	884	33,265
*	Bank of Florida Corp.	80,554	1,452,389
	BankAtlantic Bancorp, Inc. Class A	397,200	3,765,456
	BankFinancial Corp.	33,015	543,427
#	BankUnited Financial Corp. Class A	1,165,460	26,712,343
	Banner Corp.	246,157	8,866,575
	Bar Harbor Bankshares	1,700	53,890
	Berkshire Bancorp, Inc.	2,368	37,580
	Berkshire Hills Bancorp, Inc.	290,588	9,557,439
	Beverly Hills Bancorp, Inc.	536,392	3,985,393
* #	BFC Financial Corp.	38,429	161,402
*	BNCCORP, Inc.	27,000	486,000
*	BNS Holding, Inc. Class A	46,155	585,245
	Boston Private Financial Holdings, Inc.	906,249	25,655,909

	Bristol West Holdings, Inc.	31,000	684,170
	Brookline Bancorp, Inc.	2,145,522	25,617,533
*	Brunswick Bancorp	1,000	11,175
*	CabelTel International Corp.	1,070	4,237
#	Cadence Financial Corp.	16,210	318,364
	California First National Bancorp	97,142	1,499,872
	Camco Financial Corp.	37,991	471,848
	Capital Bank Corp.	11,966	206,892
	Capital Southwest Corp.	24,882	4,297,121
	Cardinal Financial Corp.	94,684	928,850
	Carrollton Bancorp	1,402	23,764
*	Centennial Bank Holdings, Inc.	138,962	1,217,307
	Central Bancorp, Inc.	2,601	73,504
	Central Pacific Financial Corp.	1,049,463	35,608,280
	Centrue Financial Corp.	3,908	74,643
	CFS Bancorp, Inc.	371,985	5,505,378
#	Chemical Financial Corp.	868,075	23,342,537
	Citizens Community Bancorp, Inc.	5,164	47,922
	Citizens First Bancorp, Inc.	294,549	6,668,589
	Citizens Republic Bancorp, Inc.	216,336	4,119,037
	Citizens South Banking Corp.	13,079	166,888
* #	Citizens, Inc.	524,521	4,065,038
*	CNA Surety Corp.	998,745	20,414,348
	Commercial National Financial Corp.	400	7,860
*	Community Bancorp	73,700	2,187,416
#	Community Bank System, Inc.	985,000	20,251,600
	Community Banks, Inc.	129,535	4,108,850
	Community Bankshares, Inc.	2,100	32,445
	Community Capital Corp.	3,465	69,473
	Community Central Bank Corp.	267	2,680
	Community West Bancshares	2,977	46,739
* #	CompuCredit Corp.	598,027	22,019,354
*	Consumer Portfolio Services, Inc.	64,219	387,883
	Cooperative Bankshares, Inc.	23,645	399,600
* #	Cowen Group, Inc.	164,882	2,939,846
*	Cowlitz Bancorporation	1,700	28,543
*	Crescent Financial Corp.	2,094	23,934
*	Dearborn Bancorp, Inc.	123,082	2,028,391
	Delphi Financial Group, Inc. Class A	1,402,594	60,227,386
#	Delta Financial Corp.	367,007	4,807,792
	Dime Community Bancshares	84,128	1,135,728
	Donegal Group, Inc. Class A	636,243	9,715,431
	Donegal Group, Inc. Class B	62,085	1,026,575
	EMC Insurance Group, Inc.	426,179	10,803,638
* #	Epoch Holding Corp.	107,000	1,507,630
	ESB Financial Corp.	11,200	124,432
	Exchange National Bancshares, Inc.	4,000	127,240
	FBL Financial Group, Inc. Class A	954,511	36,729,583
#	Federal Agriculture Mortgage Corporation Class C	307,900	9,049,181
	Fidelity Bancorp, Inc.	1,900	34,105
	Fidelity Southern Corp.	13,260	237,752
	Financial Institutions, Inc.	123,842	2,509,039

*	Firebrand Financial Group, Inc.	82,900	10,362
	First Bancorp of Indiana, Inc.	2,300	39,100
	First Bancshares, Inc.	4,382	73,398
*	First Bank of Delaware	70,403	202,057
#	First Commonwealth Financial Corp.	131,786	1,490,500
#	First Community Bancorp	635,683	35,903,376
	First Defiance Financial Corp.	171,549	4,715,882
	First Federal Bancshares of Arkansas, Inc.	115,252	2,783,336
	First Federal Bankshares, Inc.	5,651	106,804
	First Federal of Northern Michigan Bancorp, Inc.	7,400	67,044
	First Financial Corp.	320,070	9,195,611
	First Franklin Corp.	3,114	51,599
*	First Investors Financial Services Group, Inc.	119,100	864,070
*	First Keystone Financial, Inc.	39,400	763,966
	First M&F Corp.	20,222	383,207
*	First Mariner Bancorp, Inc.	31,844	425,117
	First Merchants Corp.	587,639	14,309,010
	First National Lincoln Corp.	5,562	88,603
	First Niagara Financial Group, Inc.	2,085,162	28,608,423
	First PacTrust Bancorp, Inc.	15,601	394,549
	First Place Financial Corp.	559,034	11,689,401
	First United Corp.	21,734	467,716
	First West Virginia Bancorp, Inc.	1,301	25,311
	Firstbank Corp.	47,822	906,723
*	FirstCity Financial Corp.	200,025	1,874,234
* #	FirstFed Financial Corp.	745,687	48,074,441
	Flagstar Bancorp, Inc.	2,138,500	27,501,110
	Flushing Financial Corp.	229,934	3,782,414
	FNB Corp. VA	21,103	675,507
	FNB Financial Services Corp.	32,935	475,581
	FNB United Corp.	32,271	522,467
*	FPIC Insurance Group, Inc.	349,473	16,208,558
* #	Franklin Bank Corp.	787,593	12,987,409
* #	Franklin Credit Management Corp.	54,600	264,810
	Gateway Financial Holdings, Inc.	128,789	1,863,577
#	GB&T Bancshares, Inc.	475,138	7,901,545
	German American Bancorp, Inc.	101,656	1,404,886
	Great American Financial Resources, Inc.	325,600	7,811,144
*	Great Lakes Bancorp, Inc.	220,505	3,109,120
*	Greenville First Bancshares, Inc.	1,100	23,320
	Guaranty Federal Bancshares, Inc.	14,450	434,800
	Habersham Bancorp	2,407	52,569
	Harleysville Group, Inc.	1,071,740	32,430,852
#	Harleysville Savings Financial Corp.	9,136	150,013
	Harrington West Financial Group, Inc.	5,406	93,145
	Hercules Technology Growth Capital, Inc.	503,754	7,284,283
	HF Financial Corp.	80,505	1,396,762
	HMN Financial, Inc.	87,668	2,992,986
	Home Federal Bancorp	7,452	213,947
	HopFed Bancorp, Inc.	1,300	20,787
	Horace Mann Educators Corp.	1,718,508	38,357,099
	IBERIABANK Corp.	21,378	1,093,057

	Independence Holding Co.	153,734	3,399,059
	Infinity Property & Casualty Corp.	733,412	38,746,156
	Integra Bank Corp.	16,106	366,734
	Investors Title Co.	28,352	1,392,083
	Irwin Financial Corp.	984,242	15,649,448
	ITLA Capital Corp.	151,188	8,306,269
	Jefferson Bancshares, Inc.	6,110	72,648
*	KMG America Corp.	321,200	1,763,388
	KNBT Bancorp, Inc.	913,091	13,851,590
* #	Knight Capital Group, Inc.	1,769,339	30,627,258
* #	LaBranche & Co., Inc.	1,331,740	11,000,172
#	Lakeland Bancorp, Inc.	103,583	1,452,234
#	LandAmerica Financial Group, Inc.	645,080	59,792,465
	Leesport Financial Corp.	8,643	185,498
	Legacy Bancorp, Inc.	50,110	752,151
	Lincoln Bancorp	11,900	230,146
#	LNB Bancorp, Inc.	14,699	233,273
#	LSB Bancshares, Inc.	13,943	192,413
	LSB Corp.	35,736	616,089
	LSB Financial Corp.	2,310	58,258
	MAF Bancorp, Inc.	1,428,565	76,971,082
#	MainSource Financial Group, Inc.	304,795	5,227,234
*	Marlin Business Services, Inc.	33,170	682,970
	MASSBANK Corp.	79,242	2,599,138
	Mayflower Bancorp, Inc.	1,800	18,090
	MB Financial, Inc.	712,312	25,187,352
	MCG Capital Corp.	2,718,386	47,952,329
*	Meadowbrook Insurance Group, Inc.	849,264	9,273,963
	Medallion Financial Corp.	558,199	6,380,215
	Mercantile Bancorp, Inc.	300	6,697
	Mercer Insurance Group, Inc.	209,618	3,909,376
#	Meta Financial Group, Inc.	33,300	1,245,420
	MFB Corp.	19,805	674,360
	MicroFinancial, Inc.	188,605	1,103,339
	Midland Co.	197,558	8,791,331
	MidWestOne Financial Group, Inc.	6,651	115,860
	MutualFirst Financial, Inc.	7,550	140,128
	National Penn Bancshares, Inc.	9,119	166,331
	National Security Group, Inc.	1,348	25,167
	National Western Life Insurance Co. Class A	23,900	6,019,454
*	Navidec Financial, Inc.	5,188	—
*	Navigators Group, Inc.	587,773	29,100,641
#	NetBank, Inc.	297,582	86,299
	New Hampshire Thrift Bancshares, Inc.	10,285	153,555
	NewAlliance Bancshares, Inc.	293,354	4,728,866
*	Newtek Business Services, Inc.	143,980	280,761
*	NexCen Brands, Inc.	541,051	6,914,632
	North Central Bancshares, Inc.	39,300	1,575,930
	Northeast Bancorp	21,300	370,620
*	Northeast Community Bancorp, Inc.	3,802	46,270
	Northrim BanCorp, Inc.	7,576	203,643
	Northway Financial, Inc.	1,300	46,241

	NYMAGIC, Inc.	200,716	8,412,008
	Oak Hill Financial, Inc.	106,668	2,259,228
* #	Ocwen Financial Corp.	1,514,430	21,444,329
	Ohio Casualty Corp.	1,901,751	81,889,398
#	Omega Financial Corp.	420,253	12,006,628
*	Pacific Premier Bancorp, Inc.	63,951	651,021
	Pamrapo Bancorp, Inc.	646	13,521
	Park Bancorp, Inc.	600	20,100
	Parkvale Financial Corp.	43,174	1,297,379
	Partners Trust Financial Group, Inc.	1,367,220	14,861,681
	PAULA Financial	89,200	227,460
*	Penn Treaty American Corp.	609,800	3,701,486
*	Pennsylvania Commerce Bancorp, Inc.	600	16,158
	Peoples Bancorp, Inc. IN	10,625	207,081
	Peoples Bancorp, Inc. OH	256,842	7,091,408
	Peoples Community Bancorp	4,509	69,394
*	Pico Holdings, Inc.	460,553	21,650,597
	Pinnacle Bancshares, Inc.	13,200	191,664
*	Piper Jaffray Companies, Inc.	565,361	37,822,651
*	PMA Capital Corp. Class A	1,077,265	11,462,100
	Premier Financial Bancorp, Inc.	12,758	197,111
	Presidential Life Corp.	966,437	17,647,140
* #	ProAssurance Corp.	51,800	2,927,736
	ProCentury Corp.	223,695	4,259,153
	Provident Financial Holdings, Inc.	216,847	5,384,311
	Provident Financial Services, Inc.	2,430,379	40,830,367
	Provident New York Bancorp	1,249,113	17,125,339
	Rainier Pacific Financial Group, Inc.	157,723	3,217,549
	Renasant Corp.	139,952	3,403,633
*	Republic First Bancorp, Inc.	45,381	453,356
	Resource America, Inc.	150,658	3,547,996
*	Rewards Network, Inc.	110,100	430,491
	Riverview Bancorp, Inc.	227,806	3,180,172
	RLI Corp.	209,379	12,028,824
	Rome Bancorp, Inc.	126,903	1,583,749
*	RTW, Inc.	163,150	1,394,932
	Rurban Financial Corp.	1,700	20,748
	Sanders Morris Harris Group, Inc.	1,700	23,273
*	SCPIE Holdings, Inc.	207,312	4,436,477
*	Seabright Insurance Holdings	211,545	3,784,540
	Security Bank Corp.	58,116	1,194,865
	Selective Insurance Group, Inc.	2,002,006	54,794,904
	Shore Financial Corp.	6,440	85,266
	Simmons First National Corp. Class A	365,059	10,298,314
#	South Street Financial Corp.	11,002	86,641
*	Southcoast Financial Corp.	11,822	240,003
	Southern Community Financial Corp.	239,917	2,276,812
*	Southern Connecticut Bancorp, Inc.	1,400	10,458
	State Auto Financial Corp.	599,051	18,534,638
	Stewart Information Services Corp.	607,500	24,069,150
*	Stratus Properties, Inc.	94,480	3,414,507
*	Sun American Bancorp	2,280	26,904

*	Sun Bancorp, Inc.	750,664	13,354,313
* #	Superior Bancorp	69,516	708,368
	Susquehanna Bancshares, Inc.	1,876,575	40,402,660
	Sussex Bancorp	10,609	164,439
	SWS Group, Inc.	248,000	5,986,720
	Synergy Financial Group, Inc.	55,241	754,592
	Taylor Capital Group, Inc.	47,699	1,438,125
	TF Financial Corp.	43,150	1,304,856
	The Phoenix Companies, Inc.	3,130,300	49,270,922
	The Ziegler Companies, Inc.	8,100	247,860
	TierOne Corp.	83,277	2,605,737
	Timberland Bancorp, Inc.	117,024	4,087,648
	Tower Financial Corp.	4,382	66,825
* #	Trenwick Group, Ltd.	199,776	270
*	Triad Guaranty, Inc.	476,428	21,243,925
	UMB Financial Corp.	1,311,662	50,643,270
#	Umpqua Holdings Corp.	1,183,870	29,549,395
*	Unico American Corp.	146,700	1,726,659
*	United America Indemnity, Ltd.	258,776	6,466,812
*	United Capital Corp.	87,612	2,729,114
	United Community Financial Corp.	932,183	9,862,496
#	United Fire & Casualty Co.	803,776	31,467,830
*	United PanAm Financial Corp.	47,243	741,715
* #	United Western Bancorp, Inc.	8,717	220,017
*	Universal American Financial Corp.	71,843	1,525,227
*	Vesta Insurance Group, Inc.	225,600	564
	Wainwright Bank & Trust Co.	9,337	123,724
	Washington Savings Bank, FSB	2,400	20,520
	Wayne Savings Bancshares, Inc.	2,601	35,842
	Wesbanco, Inc.	692,392	21,706,489
	Willow Financial Bancorp, Inc.	458,138	5,589,284
	Wilshire Enterprises, Inc.	104,603	596,237
	Wintrust Financial Corp.	226,360	10,387,660
	WVS Financial Corp.	2,200	36,740
* #	ZipRealty, Inc.	54,400	408,000
Total Financials			2,143,388,581

Health Care — (4.1%)
*	Accelrys, Inc.	725,347	4,642,221
* #	Acusphere, Inc.	100	292
*	Albany Molecular Research, Inc.	1,182,386	16,825,353
*	Allied Healthcare International, Inc.	1,037,435	3,122,679
*	Allied Healthcare Products, Inc.	133,470	850,204
*	Allion Healthcare, Inc.	4,809	24,045
#	Alpharma, Inc. Class A	1,590,800	38,656,440
*	American Dental Partners, Inc.	122,800	3,170,696
	American Shared Hospital Services	54,587	325,884
*	AMICAS, Inc.	820,658	2,576,866
	Analogic Corp.	231,831	15,300,846
*	AngioDynamics, Inc.	178,087	2,822,679
*	Applera Corp. - Celera Group	37,100	495,285
*	Aradigm Corp.	580	876

	Atrion Corp.	8,699	792,305
*	ATS Medical, Inc.	230,194	372,914
*	Avigen, Inc.	592,174	3,973,488
*	Bioanalytical Systems, Inc.	32,000	225,920
*	BioScrip, Inc.	1,242,144	5,204,583
*	Bradley Pharmaceuticals, Inc.	486,560	10,743,245
*	Bruker BioSciences Corp.	145,490	1,242,485
*	Caliper Life Sciences, Inc.	924,652	4,253,399
	Cambrex Corp.	135,383	1,682,811
*	Cantel Medical Corp.	456,500	8,102,875
*	Capital Senior Living Corp.	734,226	8,164,593
*	Cardiac Science Corp.	328,045	3,447,753
*	Cardiotech International, Inc.	40,991	53,698
*	Conmed Corp.	922,814	28,893,306
*	Corautus Genetics, Inc.	642	238
*	Criticare Systems, Inc.	86,900	316,316
*	Cross Country Healthcare, Inc.	1,088,032	18,942,637
* #	CuraGen Corp.	1,250,136	3,387,869
* #	Curative Health Services, Inc.	447,518	—
*	Curis, Inc.	20	28
* #	CytRx Corp.	86	361
	Datascope Corp.	60,167	2,217,154
*	Del Global Technologies Corp.	136,834	246,985
*	Dyax Corp.	210,082	974,780
* #	Emisphere Technologies, Inc.	74,132	292,821
* #	Endologix, Inc.	76,280	341,734
* #	Enzon Pharmaceuticals, Inc.	53,000	448,910
* #	Epicept Corp.	36,299	95,103
*	E-Z-EM, Inc.	8,823	150,697
*	Gene Logic, Inc.	1,061,148	1,549,276
*	Genesis HealthCare Corp.	632,925	43,228,777
* #	Genitope Corp.	298,966	1,067,309
*	Gentiva Health Services, Inc.	682,044	13,968,261
*	Greatbatch, Inc.	625,400	18,787,016
* #	GTC Biotherapeutics, Inc.	373,369	444,309
*	Hanger Orthopedic Group, Inc.	721,400	8,252,816
*	Harvard Bioscience, Inc.	520,349	2,690,204
*	HealthTronics, Inc.	747,632	3,588,634
*	HMS Holdings Corp.	264	5,415
	Hooper Holmes, Inc.	2,079,200	7,547,496
*	ImmunoGen, Inc.	282,538	1,590,689
*	Incyte Corp.	320,278	2,270,771
*	Infinity Pharmaceuticals, Inc.	183,403	1,980,752
* #	Insmed, Inc.	36,825	28,337
*	IntegraMed America, Inc.	231,372	2,679,288
	Invacare Corp.	150,100	2,664,275
* #	I-Trax, Inc.	300,900	1,351,041
	Kewaunee Scientific Corp.	37,718	422,064
*	Kindred Healthcare, Inc.	1,799,675	57,589,600
* #	La Jolla Pharmaceutical Co.	3,800	20,406
*	Langer, Inc.	61,459	313,441
*	Lannet Co., Inc.	3,700	24,272

*	Lipid Sciences, Inc.	83,402	110,925
* #	Martek Biosciences Corp.	227,449	4,760,508
*	Maxygen, Inc.	554,957	5,643,913
*	MedCath Corp.	595,268	19,643,844
*	Medical Staffing Network Holdings, Inc.	461,195	2,730,274
*	MEDTOX Scientific, Inc.	79,761	1,962,121
*	Microtek Medical Holdings, Inc.	1,091,193	4,997,664
* #	Monogram Biosciences, Inc.	773,115	1,407,069
* #	Nanogen, Inc.	389,956	518,641
*	National Dentex Corp.	9,014	166,489
	National Home Health Care Corp.	52,733	668,127
* #	Neose Technologies, Inc.	19,526	51,744
*	Neurocrine Biosciences, Inc.	1,234,003	14,339,115
*	Neurogen Corp.	88,556	684,538
*	New Brunswick Scientific Co., Inc.	99,571	787,607
*	North American Scientific, Inc.	135,561	189,785
*	Novoste Corp.	2,900	7,975
* #	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	57,000	66,690
*	Orchid Cellmark, Inc.	243,650	1,247,488
*	Orthologic Corp.	370,815	537,682
* #	Oscient Pharmaceuticals Corp.	3,036	16,789
*	Osteotech, Inc.	462,791	3,387,630
*	PDI, Inc.	456,041	4,783,870
*	Pediatric Services of America, Inc.	246,000	3,899,100
*	Pharmacopia Drug Discovery, Inc.	145,725	878,722
*	Pharmacyclics, Inc.	9,648	33,286
*	Pharmanet Development Group, Inc.	663,055	21,290,696
*	Prospect Medical Holdings, Inc.	7,300	40,150
*	RadNet, Inc.	125,946	856,433
*	RehabCare Group, Inc.	339,244	5,353,270
*	Res-Care, Inc.	505,979	10,473,765
*	Rotech Healthcare, Inc.	5,400	6,966
*	Rural/Metro Corp.	132,500	926,175
*	Sequenom, Inc.	209,983	911,326
*	Sonic Innovations, Inc.	199,966	2,011,658
	Span-American Medical System, Inc.	32,144	734,169
* #	Spectrum Pharmaceuticals, Inc.	39,044	255,738
*	SRI/Surgical Express, Inc.	88,410	462,384
*	Strategic Diagnostics, Inc.	9,450	46,116
*	SunLink Health Systems, Inc.	64,300	437,240
*	Sunrise Senior Living, Inc.	140,740	5,511,378
*	Symbion, Inc.	200,516	4,387,290
*	Synovis Life Technologies, Inc.	286,235	3,995,841
*	Theragenics Corp.	1,084,300	4,760,077
*	Third Wave Technologies, Inc.	4,476	26,050
*	Threshold Pharmaceuticals, Inc.	47,100	71,592
*	Titan Pharmaceuticals, Inc.	297,898	634,523
	Trestle Holdings, Inc.	3,267	147
*	Tripos, Inc.	8,500	6,715
*	United American Healthcare Corp.	15,300	59,670
*	Urologix, Inc.	174,011	419,367

*	Vical, Inc.	263,172	1,292,175
*	Zoll Medical Corp.	446,250	10,018,312
Total Health Care			513,964,382

Industrials — (14.8%)
* #	AAR Corp.	277,216	9,009,520
*	Ablest, Inc.	18,260	199,217
*	Accuride Corp.	128,900	2,026,308
	Aceto Corp.	713,587	6,293,837
*	Active Power, Inc.	976,749	1,660,473
*	AirNet Systems, Inc.	308,100	1,099,917
	Alamo Group, Inc.	243,576	6,184,395
*	Alaska Air Group, Inc.	1,490,900	43,474,644
* #	Allied Defense Group, Inc.	153,323	1,393,706
* #	Amerco, Inc.	14,519	1,024,315
#	Ameron International Corp.	272,259	21,372,331
*	Amistar Corp.	41,700	27,522
	Ampco-Pittsburgh Corp.	254,550	9,642,354
	Angelica Corp.	295,406	7,414,691
	Applied Industrial Technologies, Inc.	1,570,050	45,939,663
	Applied Signal Technologies, Inc.	13,820	224,299
#	Arkansas Best Corp.	339,707	14,026,502
*	Arotech Corp.	182,326	532,392
*	Avalon Holding Corp. Class A	61,312	649,907
*	Axsys Technologies, Inc.	277,241	5,752,751
*	AZZ, Inc.	63,825	2,166,859
*	Baldwin Technology Co., Inc. Class A	216,500	1,322,815
	Belden, Inc.	465,387	26,648,060
	Bowne & Co., Inc.	1,157,636	22,446,562
*	Breeze-Eastern Corp.	78,600	931,410
#	Briggs & Stratton Corp.	1,147,177	37,225,894
*	Butler International, Inc.	80,000	128,000
#	C&D Technologies, Inc.	796,600	4,962,818
*	Cannon Express, Inc.	900	24
* #	Capstone Turbine Corp.	48,250	46,320
*	Catalytica Energy Systems, Inc.	233,600	366,752
*	CBIZ, Inc.	936,031	7,001,512
	Champion Industries, Inc.	247,176	1,821,687
*	Channell Commercial Corp.	19,327	91,417
	Chase Corp.	500	14,545
	Chicago Rivet & Machine Co.	10,900	256,041
	CIRCOR International, Inc.	539,023	20,585,288
*	Comforce Corp.	57,100	148,460
	Comfort Systems USA, Inc.	292,283	4,091,962
*	Commercial Vehicle Group, Inc.	427,492	8,289,070
*	Competitive Technologies, Inc.	1,100	2,860
*	Compudyne Corp.	235,344	1,202,608
	CompX International, Inc.	36,800	710,240
* #	Consolidated Freightways Corp.	14,900	24
* #	Continental Airlines, Inc.	1,748,839	70,250,863
*	Cornell Companies, Inc.	465,548	11,094,009
*	Corrpro Companies, Inc.	87,175	127,275

*	Covenant Transport, Inc. Class A	399,887	4,506,726
*	CPI Aerostructures, Inc.	27,513	225,607
*	Cross (A.T.) Co. Class A	230,595	2,395,882
	Cubic Corp.	114,200	2,869,846
*	Devcon International Corp.	51,500	202,910
* #	Distributed Energy Systems Corp.	598,364	442,789
*	Dollar Thrifty Automotive Group, Inc.	910,300	42,310,744
*	Ducommun, Inc.	316,702	7,908,049
	Eastern Co.	29,400	860,244
	Ecology & Environment, Inc. Class A	27,700	357,330
*	Electro Rent Corp.	541,205	7,798,764
*	EnerSys	1,582,282	28,670,950
	Ennis, Inc.	392,000	9,368,800
*	EnPro Industries, Inc.	761,944	31,651,154
	Espey Manufacturing & Electronics Corp.	8,176	189,520
* #	Esterline Technologies Corp.	1,066,623	48,531,346
*	ExpressJet Holdings, Inc.	1,820,260	11,267,409
	Federal Signal Corp.	837,315	13,681,727
*	First Aviation Services, Inc.	8,900	22,339
* #	Frontier Airlines Holdings, Inc.	1,169,414	7,098,343
	Frozen Food Express Industries, Inc.	584,849	6,053,187
*	Furmanite Corp.	255,500	1,865,150
	G & K Services, Inc. Class A	818,036	31,142,631
*	Gehl Co.	438,196	13,018,803
*	Global Power Equipment Group, Inc.	372,000	658,440
*	GP Strategies Corp.	359,465	3,831,897
*	Griffon Corp.	452,600	10,563,684
	Hardinge, Inc.	218,234	6,800,171
*	Hawaiian Holdings, Inc.	486,085	1,895,731
*	Henry Bros. Electronics, Inc.	1,100	4,785
*	Herley Industries, Inc.	493,878	7,773,648
*	Hudson Technologies, Inc.	48,700	54,057
*	Huttig Building Products, Inc.	330,667	2,685,016
	IKON Office Solutions, Inc.	2,695,000	39,266,150
*	Industrial Distribution Group, Inc.	307,075	3,488,372
*	Innotrac Corp.	103,200	315,792
*	Integrated Electrical Services, Inc.	341	9,030
*	International Shipholding Corp.	83,508	1,691,037
	Interpool, Inc.	778,914	21,022,889
*	Intersections, Inc.	74,060	768,743
*	JPS Industries, Inc.	42,600	153,147
*	Kadant, Inc.	469,660	14,019,351
	Kaman Corp. Class A	678,064	19,921,520
*	Kansas City Southern	1,556,800	63,906,640
	Kelly Services, Inc. Class A	1,075,970	31,009,455
*	Key Technology, Inc.	33,303	673,387
*	LGL Group, Inc.	10,367	143,998
*	Lydall, Inc.	504,000	7,111,440
*	M&F Worldwide Corp.	576,376	39,360,717
*	Mac-Gray Corp.	330,600	5,015,202
	Macquarie Infrastucture Co. Trust	1,200	53,532
*	Magnetek, Inc.	930,900	4,635,882

*	MAIR Holdings, Inc.	614,108	4,065,395
*	Marten Transport, Ltd.	499,144	9,663,428
* #	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	19,184
* #	Medialink Worldwide, Inc.	151,211	781,761
*	Merrimac Industries, Inc.	40,714	403,069
* #	Mesa Air Group, Inc.	1,125,546	7,935,099
*	Midwest Air Group, Inc.	267,257	4,022,218
* #	Milacron, Inc.	113,176	872,587
*	Misonix, Inc.	201,982	1,129,079
* #	Modtech Holdings, Inc.	455,114	1,251,564
*	Moore Handley, Inc.	2,000	11,410
	NACCO Industries, Inc. Class A	116,000	19,720,000
*	Nashua Corp.	123,902	1,281,147
*	National Patent Development Corp.	231,665	660,245
*	National Technical Systems, Inc.	169,425	1,113,122
* #	North America Galvanizing & Coatings, Inc.	3,340	48,430
* #	Orbital Sciences Corp.	467,602	9,637,277
*	P.A.M. Transportation Services, Inc.	34,287	629,509
*	Paragon Technologies, Inc.	300	1,767
*	Park-Ohio Holdings Corp.	66,664	1,554,604
*	Patrick Industries, Inc.	110,164	1,489,417
*	PHH Corp.	1,926,210	59,712,510
*	PPT Vision, Inc.	21,850	10,707
#	Preformed Line Products Co.	64,600	3,276,512
* #	PRG-Schultz International, Inc.	54,855	896,879
*	Protection One, Inc.	43,856	670,558
	Providence & Worcester Railroad Co.	52,980	1,030,461
* #	Quanta Services, Inc.	3,247,026	97,443,250
*	RCM Technologies, Inc.	247,857	1,561,499
	Regal-Beloit Corp.	1,100,083	53,475,035
*	Republic Airways Holdings, Inc.	1,481,115	34,613,658
*	Riviera Tool Co.	8,100	1,661
	Robbins & Myers, Inc.	334,500	15,025,740
*	Rush Enterprises, Inc. Class A	595,489	14,595,435
*	Rush Enterprises, Inc. Class B	103,800	2,436,186
*	Saia, Inc.	504,332	14,418,852
	Schawk, Inc.	26,876	548,002
*	School Specialty, Inc.	757,650	26,472,291
*	Secom General Corp.	11,400	—
*	Sequa Corp. Class A	92,400	10,164,000
*	Sequa Corp. Class B	28,500	3,135,000
	Servidyne, Inc.	18,881	82,132
*	Servotronics, Inc.	4,600	41,860
* #	Shaw Group, Inc.	1,184,818	47,937,736
*	SIFCO Industries, Inc.	81,505	1,662,702
	Skywest, Inc.	1,167,756	32,148,323
#	Smith (A.O.) Corp.	724,430	28,462,855
*	Smithway Motor Xpress Corp. Class A	72,600	769,560
*	SPACEHAB, Inc.	117,147	62,088
*	Sparton Corp.	149,536	1,073,668
*	Spherion Corp.	2,085,689	20,544,037

	Standex International Corp.	188,437	5,376,108
	Starrett (L.S.) Co. Class A	63,600	1,081,836
	Supreme Industries, Inc.	135,510	860,489
	Sypris Solutions, Inc.	545,111	4,497,166
	TAL International Group, Inc.	44,939	1,169,313
*	TeamStaff, Inc.	84,700	83,006
	Technology Research Corp.	110,004	592,922
#	Tecumseh Products Co. Class A	455,670	7,277,050
*	Tecumseh Products Co. Class B	15,400	237,776
	Titan International, Inc.	775	24,444
	Todd Shipyards Corp.	84,850	1,749,607
*	Trailer Bridge, Inc.	109,500	1,409,265
*	TRC Companies, Inc.	292,830	3,877,069
	Tredegar Industries, Inc.	1,344,486	31,071,071
#	Trinity Industries, Inc.	1,825,225	84,270,638
#	Triumph Group, Inc.	548,417	36,239,395
*	TRM Corp.	368,424	523,162
*	Tufco Technologies, Inc.	11,700	94,185
*	U.S. Xpress Enterprises, Inc. Class A	160,990	2,236,151
*	United Rentals, Inc.	1,658,901	55,656,129
*	URS Corp.	29,579	1,487,232
*	USA Truck, Inc.	228,604	3,829,117
* #	Valence Technology, Inc.	4,800	6,480
*	Valpey Fisher Corp.	10,689	59,858
	Viad Corp.	220,200	9,770,274
* #	Volt Information Sciences, Inc.	475,100	11,796,733
	Wabash National Corp.	398,610	5,831,664
	Walter Industries, Inc.	910,800	29,318,652
	Waste Industries USA, Inc.	16,231	506,245
*	WCA Waste Corp.	138	1,156
	Werner Enterprises, Inc.	3,164,501	61,169,804
*	Westaff, Inc.	270,062	1,444,832
* #	Western Power & Equipment Corp.	4,091	1,555
*	Willis Lease Finance Corp.	144,204	1,622,295
* #	Wolverine Tube, Inc.	487,800	917,064
Total Industrials			1,863,809,334

Information Technology — (13.8%)
*	3Com Corp.	435,867	2,039,858
*	Acorn Factor, Inc.	90,000	391,500
*	Actel Corp.	872,019	12,182,105
*	ActivIdentity Corp.	1,517,121	6,827,045
*	Adaptec, Inc.	3,193,914	12,999,230
*	Aehr Test Systems	53,609	324,334
*	Aeroflex, Inc.	525,055	7,424,278
*	Aetrium, Inc.	75,348	345,094
*	Agile Software Corp.	1,877,301	15,055,954
	Agilysys, Inc.	931,534	20,232,918
*	Allen Organ Co. Escrow	4,900	79,821
*	Alliance Semiconductor Corp.	578,001	2,716,605
*	Allied Motion Technologies, Inc.	44,700	269,541
*	American Technical Ceramics Corp.	91,655	1,349,162

*	Analysts International Corp.	555,681	1,050,237
*	Anaren, Inc.	509,548	8,896,708
*	Andrew Corp.	698,124	9,236,181
*	Answerthink, Inc.	198,960	704,318
*	APA Enterprises, Inc.	155,000	196,850
*	Applied Micro Circuits Corp.	10,108,474	28,404,812
*	Art Technology Group, Inc.	100,195	284,554
*	Aspen Technology, Inc.	338,027	5,023,081
*	Astea International, Inc.	12,900	84,366
	Astro-Med, Inc.	50,211	577,427
* #	Atari, Inc.	856	2,654
*	Atmel Corp.	11,988	67,013
*	Authentidate Holding Corp.	52,994	81,081
*	Autobytel, Inc.	1,351,435	5,892,257
* #	Avanex Corp.	353,837	597,985
*	Aware, Inc.	543,634	2,875,824
*	Axcelis Technologies, Inc.	3,314,176	21,310,152
*	AXT, Inc.	655,738	2,524,591
* #	BearingPoint, Inc.	1,505,300	11,124,167
	Bel Fuse, Inc. Class B	8,452	306,977
*	Bell Industries, Inc.	159,363	691,635
*	Bell Microproducts, Inc.	973,070	6,266,571
* #	Benchmark Electronics, Inc.	1,613,945	35,684,324
*	BISYS Group, Inc.	4,205,455	49,414,096
#	Black Box Corp.	649,333	23,655,201
*	Blonder Tongue Laboratories, Inc.	22,200	38,850
	Bogen Communications International, Inc.	44,100	297,675
* #	Bookham, Inc.	672,700	1,446,305
* #	Borland Software Corp.	2,288,529	13,639,633
*	Brocade Communications Systems, Inc.	1,959,386	17,987,163
*	Brooks Automation, Inc.	3,306,504	58,492,056
*	CalAmp Corp.	790,734	3,542,488
*	California Micro Devices Corp.	33,250	161,928
*	CallWave, Inc.	271,255	990,081
*	Captaris, Inc.	576,029	2,966,549
*	Carrier Access Corp.	423,631	1,686,051
*	Catalyst Semiconductor, Inc.	369,729	1,404,970
*	Catapult Communications Corp.	340,924	3,453,560
*	Centillium Communications, Inc.	101,429	223,144
*	CEVA, Inc.	397,829	2,943,935
*	Checkpoint Systems, Inc.	49,600	1,241,488
*	Ciber, Inc.	1,974,100	17,589,231
*	Ciprico, Inc.	115,200	923,904
*	Clarus Corp.	385,300	3,775,940
*	CLST Holdings, Inc.	395,169	1,015,584
* #	Coherent, Inc.	1,155,068	35,830,209
#	Cohu, Inc.	577,897	11,812,215
* #	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	22,650	223,782
*	Computer Horizons Corp.	868,032	616,303
*	Computer Task Group, Inc.	223,300	1,051,743
* #	Conexant Systems, Inc.	377,556	487,047

*	Cosine Communications, Inc.	309,226	1,051,368
*	Credence Systems Corp.	3,113,272	10,336,063
*	Crossroads Systems, Inc.	16,900	25,181
*	CSP, Inc.	23,921	215,289
	CTS Corp.	1,275,200	15,327,904
*	Cyberoptics Corp.	148,742	2,043,715
*	Data I/O Corp.	85,100	349,761
	Dataram Corp.	45,024	200,357
* #	Delphax Technologies, Inc.	75,025	84,028
*	Digi International, Inc.	683,606	9,604,664
*	Digimarc Corp.	465,122	4,381,449
* #	Digital Angel Corp.	344,750	627,445
*	Ditech Networks, Inc.	985,549	7,884,392
*	Dot Hill Systems Corp.	1,373,468	5,480,137
*	Dynamics Research Corp.	52,983	693,547
*	EasyLink Services Corp.	128	716
*	Edgewater Technology, Inc.	309,870	2,606,007
*	EFJ, Inc.	120,296	635,163
*	Electro Scientific Industries, Inc.	950,761	19,633,215
*	Electroglas, Inc.	478,233	1,037,766
* #	EMCORE Corp.	108,902	528,175
*	EMS Technologies, Inc.	445,543	9,057,889
*	En Pointe Technologies, Inc.	38,900	134,205
*	Endwave Corp.	115,545	1,422,359
*	Entegris, Inc.	4,334,007	49,841,081
*	Entertainment Distribution Co., Inc.	1,270,932	2,694,376
* #	EPIQ Systems, Inc.	226,615	5,982,636
*	ePlus, Inc.	254,132	2,475,246
* #	eSpeed, Inc.	69,792	635,107
*	ESS Technology, Inc.	757,609	1,037,924
*	Evans & Sutherland Computer Corp.	181,900	483,854
*	Exar Corp.	1,454,122	19,761,518
*	Forgent Networks, Inc.	356,664	381,630
	Frequency Electronics, Inc.	183,624	1,935,397
*	FSI International, Inc.	890,362	3,873,075
* #	Gateway, Inc.	1,088,500	1,948,415
*	Genesis Microchip, Inc.	519,002	4,504,937
*	Gerber Scientific, Inc.	441,911	5,042,205
*	Giga-Tronics, Inc.	28,400	49,416
*	Glowpoint, Inc.	3,150	2,268
*	Greenfield Online, Inc.	52,520	829,816
*	GSE Systems, Inc.	45,081	304,297
*	GTSI Corp.	305,730	4,047,865
*	Halifax Corp.	23,600	63,012
*	HEI, Inc.	800	1,032
*	hi/fn, inc.	417,697	2,481,120
* #	Hutchinson Technology, Inc.	886,715	16,209,150
*	Hypercom Corp.	1,107,900	6,702,795
* #	Ibis Technology Corp.	61,840	89,050
*	iGATE Capital Corp.	521,504	3,754,829
*	I-many, Inc.	391,100	829,132
	Imation Corp.	1,481,405	56,160,064

*	InFocus Corp.	1,407,587	3,462,664
*	Inforte Corp.	373,403	1,560,825
	InfoSpace, Inc.	1,159,935	28,395,209
*	Innovex, Inc.	433,339	676,009
*	Insight Enterprises, Inc.	1,759,824	38,997,700
*	InsWeb Corp.	22,766	157,541
*	Integrated Silicon Solution, Inc.	1,249,729	7,110,958
*	Intelligent Systems Corp.	51,575	195,985
*	Intelligroup, Inc.	70,900	85,080
*	Internet Capital Group, Inc.	1,317,397	15,387,197
* #	Internet Commerce Corp.	49,200	176,628
*	Interwoven, Inc.	1,440,360	21,576,593
*	Intest Corp.	33,031	150,952
*	IntriCon Corp.	75,700	529,900
* #	Intrusion, Inc.	23,200	9,512
*	Iomega Corp.	1,677,700	7,163,779
* #	iPass, Inc.	35,998	191,509
* #	IPIX Corp.	7,400	259
*	IXYS Corp.	116,061	1,085,170
*	Jaco Electronics, Inc.	121,480	296,411
*	JDA Software Group, Inc.	1,008,978	18,353,310
*	Keane, Inc.	884,500	12,551,055
	Keithley Instruments, Inc.	6,936	92,041
* #	Kemet Corp.	2,990,584	22,967,685
*	Key Tronic Corp.	246,743	1,110,344
*	Keynote Systems, Inc.	332,850	5,259,030
*	Kopin Corp.	354,319	1,268,462
* #	L-1 Identity Solutions, Inc.	1,402,714	29,990,025
*	Lantronix, Inc.	136,416	188,254
*	Lattice Semiconductor Corp.	3,671,538	19,349,005
* #	Lawson Software, Inc.	238,010	2,184,932
* #	LeCroy Corp.	383,668	3,529,746
* #	LightPath Technologies, Inc.	30,800	161,700
*	Logic Devices, Inc.	91,300	209,077
*	LogicVision, Inc.	154,600	126,772
*	LookSmart, Ltd.	190,737	652,321
*	Loral Space & Communications, Inc.	78,188	3,667,017
*	Management Network Group, Inc.	287,450	560,528
#	Maximus, Inc.	371,800	16,069,196
* #	MDI, Inc.	184,500	293,355
*	MedQuist, Inc.	463,973	3,897,373
* #	Mercury Computer Systems, Inc.	391,064	5,091,653
*	Merix Corp.	681,678	5,098,951
	Methode Electronics, Inc.	1,016,744	15,332,500
*	Microtune, Inc.	99,284	507,341
*	MIVA, Inc.	23,020	128,221
* #	MKS Instruments, Inc.	1,887,264	51,427,944
*	Moldflow Corp.	11,835	261,790
*	MPS Group, Inc.	3,608,200	49,612,750
* #	MRV Communications, Inc.	693,300	2,280,957
*	MSC.Software Corp.	811,512	10,760,649
*	MTI Technology Corp.	300	228

*	MTM Technologies, Inc.	6,100	5,795
*	Nanometrics, Inc.	423,264	2,620,004
*	Napster, Inc.	20,400	76,500
* #	NeoMagic Corp.	19,841	65,277
*	NEON Communications Group, Inc.	595,500	2,929,860
*	Neoware Systems, Inc.	404,606	4,907,871
*	NetManage, Inc.	82,416	414,552
*	NetRatings, Inc.	350,556	7,347,654
*	NetScout Systems, Inc.	273,323	2,211,183
*	Network Engines, Inc.	18,200	34,580
*	Network Equipment Technologies, Inc.	611,484	6,390,008
* #	Newport Corp.	1,401,969	20,917,377
*	NMS Communications Corp.	190,600	343,080
*	Nu Horizons Electronics Corp.	569,917	6,895,996
* #	NYFIX, Inc.	481,227	3,007,669
	O.I. Corp.	57,660	714,984
*	Omtool, Ltd.	52,514	105,028
* #	Openwave Systems, Inc.	1,233,309	12,703,083
*	Oplink Communications, Inc.	107,879	1,896,513
	OPTi, Inc.	165,800	867,134
*	Optical Cable Corp.	109,302	578,208
*	Optical Communication Products, Inc.	325,548	485,067
* #	OSI Systems, Inc.	577,323	15,454,937
*	Overland Storage, Inc.	366,905	1,086,039
* #	Palm, Inc.	692,639	11,283,089
*	PAR Technology Corp.	33,833	314,309
*	Paxar Corp.	1,268,150	38,361,538
*	PC Connection, Inc.	722,024	8,332,157
*	PC-Tel, Inc.	643,460	6,280,170
	Pegasystems, Inc.	572,020	6,149,215
*	Perceptron, Inc.	272,866	2,477,623
*	Performance Technologies, Inc.	235,178	1,208,815
*	Pericom Semiconductor Corp.	890,588	9,760,844
*	Pervasive Software, Inc.	535,177	2,354,779
*	Phoenix Technologies, Ltd.	369,768	3,039,493
*	Photon Dynamics, Inc.	421,316	4,613,410
*	Photronics, Inc.	1,504,116	22,110,505
*	Planar Systems, Inc.	498,455	3,613,799
*	PlanetOut, Inc.	396,700	543,479
*	PLATO Learning, Inc.	540,878	2,509,674
* #	Powerwave Technologies, Inc.	1,336,670	8,527,955
	Printronix, Inc.	147,809	1,949,601
*	Qualstar Corp.	2,136	6,899
*	Quantum Corp.	1,526,900	4,718,121
*	QuickLogic Corp.	410,017	1,176,749
*	Quovadx, Inc.	688,945	2,142,619
*	RadiSys Corp.	117,283	1,585,666
* #	RealNetworks, Inc.	454,843	3,852,520
	REMEC, Inc.	494,523	741,785
*	RF Monolithics, Inc.	11,550	60,638
	Richardson Electronics, Ltd.	478,788	4,572,425
*	Rudolph Technologies, Inc.	974,257	15,627,082

*	S1 Corp.	2,275,074	18,655,607
* #	Safeguard Scientifics, Inc.	1,677,816	4,412,656
* #	SatCon Technology Corp.	94,800	110,916
*	SCM Microsystems, Inc.	367,101	1,457,391
*	Seachange International, Inc.	952,372	8,571,348
*	Secure Computing Corp.	1,744,635	13,294,119
*	Selectica, Inc.	916,002	1,777,044
*	SI International, Inc.	5,827	183,842
*	Sigmatel, Inc.	426,035	1,405,916
*	Sigmatron International, Inc.	16,600	149,566
*	Silicon Storage Technology, Inc.	3,514,371	13,881,765
* #	Sipex Corp.	247,376	2,216,489
* #	Sirenza Microdevices, Inc.	68,072	721,563
* #	Skyworks Solutions, Inc.	5,908,236	41,889,393
* #	Sonic Foundry, Inc.	22,400	53,760
*	SonicWALL, Inc.	1,723,254	14,234,078
*	Spectrum Control, Inc.	241,191	3,482,798
*	Standard Microsystems Corp.	359,177	11,141,671
	StarTek, Inc.	18,800	196,272
*	SteelCloud, Inc.	5,800	6,902
*	Stratos International, Inc.	406,507	3,187,015
*	SumTotal Systems, Inc.	1,297	10,272
*	Sunrise Telecom, Inc.	188,500	556,075
*	Suntron Corp.	91,075	106,558
*	SupportSoft, Inc.	632,581	3,605,712
*	Sycamore Networks, Inc.	5,116,082	19,031,825
*	Symmetricom, Inc.	676,027	5,496,100
*	SYNNEX Corp.	836,300	17,127,424
	Taitron Components, Inc.	6,400	17,312
*	Technical Communications Corp.	6,200	33,480
*	Technology Solutions Co.	70,268	511,551
*	TechTeam Global, Inc.	251,204	3,310,869
*	TeleCommunication Systems, Inc.	99,400	517,874
*	Telular Corp.	119,844	492,559
*	Terayon Communication Systems, Inc.	118,300	208,800
*	ThinkEngine Networks, Inc.	12,500	28,375
*	Tier Technologies, Inc. Class B	602,698	5,562,903
*	TII Network Technologies, Inc.	96,800	246,840
*	Tollgrade Communications, Inc.	449,890	4,971,285
*	Track Data Corp.	83,672	260,220
*	Transcat, Inc.	59,100	330,960
*	Trans-Lux Corp.	2,746	16,751
*	Trimble Navigation, Ltd.	77,834	2,271,974
*	Triquint Semiconductor, Inc.	4,229,013	22,329,189
	TSR, Inc.	16,473	64,739
*	TTM Technologies, Inc.	28,482	315,011
*	Tumbleweed Communications Corp.	36,600	103,212
*	Ulticom, Inc.	215,919	1,867,699
* #	UTStarcom, Inc.	429,586	3,097,315
*	Verilink Corp.	118,178	473
*	Vicon Industries, Inc.	101,550	924,105
* #	Viewpoint Corp.	1,400	1,540

*	Vignette Corp.	1,050,019	19,540,854
*	Vitech America, Inc.	470	1
* #	Vitesse Semiconductor, Inc.	10,800	12,636
* #	Vyyo, Inc.	38,514	223,766
*	Web.com, Inc.	498,152	2,475,815
*	Westell Technologies, Inc.	105,387	286,653
*	White Electronics Designs Corp.	779,984	4,555,107
*	Winland Electronics, Inc.	38,000	123,500
*	Wireless Telecom Group, Inc.	195,482	537,576
* #	Zhone Technologies, Inc.	688,376	991,261
*	ZILOG, Inc.	7,584	45,504
*	Zones, Inc.	170,200	1,581,158
*	Zoran Corp.	1,166,655	23,484,765
*	Zygo Corp.	255,309	3,860,272
Total Information Technology			1,728,849,815

Materials — (6.3%)
*	American Pacific Corp.	122,784	2,022,252
	Arch Chemicals, Inc.	285,097	10,024,011
* #	Atlantis Plastics, Inc.	46,500	199,020
#	Bowater, Inc.	633,300	13,166,307
*	Buckeye Technologies, Inc.	1,305,077	18,558,195
#	Calgon Carbon Corp.	1,257,300	12,736,449
*	Caraustar Industries, Inc.	935,728	5,548,867
	Chaparral Steel Co.	609,174	44,591,537
	Chesapeake Corp.	683,906	9,143,823
* #	Coeur d’Alene Mines Corp.	199,724	721,004
*	Continental Materials Corp.	6,700	199,325
*	Core Molding Technologies, Inc.	32,037	230,666
*	Detrex Corp.	12,700	110,490
	Ferro Corp.	738,618	17,556,950
	Friedman Industries, Inc.	149,227	1,426,610
	Gibraltar Industries, Inc.	957,590	20,626,489
	Glatfelter (P.H.) Co.	1,487,100	20,209,689
*	Graphic Packaging Corp.	4,080,057	20,155,482
	H.B. Fuller Co.	867,315	23,634,334
* #	Headwaters, Inc.	1,044,548	20,598,487
*	Impreso, Inc.	6,400	15,360
*	Material Sciences Corp.	444,567	4,721,302
*	Maxxam, Inc.	103,900	3,039,075
	Metal Management, Inc.	90,042	4,359,834
#	Minerals Technologies, Inc.	816,658	51,947,615
*	Mod-Pac Corp.	29,473	291,193
	Myers Industries, Inc.	314,988	6,983,284
#	NL Industries, Inc.	170,042	1,819,449
	NN, Inc.	598,696	7,531,596
*	Northern Technologies International Corp.	4,300	38,270
*	Northwest Pipe Co.	257,054	9,279,649
	Olympic Steel, Inc.	299,800	10,058,290
*	OM Group, Inc.	46,065	2,879,523
*	OMNOVA Solutions, Inc.	86,851	487,234
	Penford Corp.	282,484	5,392,620

*	PolyOne Corp.	2,357,397	16,808,241
#	Pope & Talbot, Inc.	588,000	2,457,840
	Quaker Chemical Corp.	292,850	7,013,758
	Quanex Corp.	71,100	3,408,534
	Reliance Steel & Aluminum Co.	1,229	75,424
*	Rock of Ages Corp.	87,600	435,372
	Rock-Tenn Co. Class A	1,126,023	39,320,723
#	Ryerson, Inc.	873,639	33,137,127
	Schnitzer Steel Industries, Inc. Class A	822,866	44,599,337
	Schulman (A.), Inc.	1,037,091	25,087,231
	Schweitzer-Maudoit International, Inc.	520,200	15,626,808
	Sensient Technologies Corp.	1,486,903	38,718,954
	Spartech Corp.	1,161,100	31,117,480
	Steel Dynamics, Inc.	770,001	36,113,047
	Steel Technologies, Inc.	437,888	13,123,503
	Stepan Co.	177,460	5,428,501
*	Terra Industries, Inc.	3,147,700	61,033,903
#	Tronox, Inc. Class A	590,100	8,308,608
	Tronox, Inc. Class B	168,599	2,346,898
*	U.S. Concrete, Inc.	1,240,647	10,967,319
* #	U.S. Energy Corp. Wyoming	25,300	148,764
	Vulcan International Corp.	11,100	657,675
	Wausau Paper Corp.	1,621,599	22,199,690
*	Webco Industries, Inc.	9,290	845,390
#	Wellman, Inc.	993,700	3,497,824
*	Williams Industries, Inc.	3,400	7,310
#	Worthington Industries, Inc.	740,400	15,629,844
Total Materials			788,419,386

Other — (0.0%)
*	Big 4 Ranch, Inc.	73,300	—
*	Celebrity, Inc. Escrow Shares	26,325	—
*	ePresence, Inc. Escrow Shares	312,600	9,378
*	ioWorldMedia, Inc.	18,666	2,893
*	Noel Group, Inc.	95,400	859
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	—
Total Other			19,286

Real Estate Investment Trusts — (0.2%)
	Potlatch Corp.	671,098	29,380,670

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	114,200	1,802,076
*	Arbinet-thexchange, Inc.	200,500	1,249,115
*	Boston Communications Group, Inc.	531,772	978,460
*	Cincinnati Bell, Inc.	122,000	711,260
	CT Communications, Inc.	663,407	20,824,346
	D&E Communications, Inc.	454,534	7,413,450
*	GoAmerica, Inc.	559	2,935
	IDT Corp.	687,548	8,284,953
#	IDT Corp. Class B	2,197,500	27,336,900

*	LCC International, Inc. Class A	605,415	2,270,306
* #	Level 3 Communications, Inc.	616,414	3,587,529
*	Metro One Telecommunications, Inc.	88,879	185,757
	Price Communications Corp.	1,507,706	35,204,935
*	SunCom Wireless Holdings, Inc.	195,040	3,276,672
	SureWest Communications	474,935	12,234,326
* #	Wireless Facilities, Inc.	116,128	190,450
*	Xeta Corp.	51,905	155,715
Total Telecommunication Services			125,709,185

Utilities — (0.6%)
#	Black Hills Corp.	3	123
	Connecticut Water Services, Inc.	239,966	5,749,585
	Delta Natural Gas Co., Inc.	26,900	687,295
#	Empire District Electric Co.	12,300	290,157
	Energy West, Inc.	2,700	40,230
	Florida Public Utilities Co.	3,400	42,160
*	Maine & Maritimes Corp.	1,320	35,878
#	New Jersey Resources Corp.	495,800	27,159,924
#	South Jersey Industries, Inc.	995,182	38,682,724
	Southwest Gas Corp.	1,700	64,872
	Unitil Corp.	16,353	459,519
Total Utilities			73,212,467
TOTAL COMMON STOCKS			10,780,746,049

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	315	—
*	CSF Holding, Inc. Litigation Rights	40,500	—
*	Del Global Technologies Corp. Warrants 03/28/09	19,927	11,956
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	—
TOTAL RIGHTS/WARRANTS			11,956

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $46,940,000 FNMA 6.25%, 05/15/29, valued at $51,915,640) to be repurchased at $51,164,375	$51,157	51,157,000

SECURITIES LENDING COLLATERAL — (13.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $2,364,434,838 FNMA, rates ranging from 3.900% to 7.000%, maturities ranging from 09/01/13 to 05/01/37, valued at $1,690,173,232) to be repurchased at $1,641,186,924	1,640,945	1,640,944,885

@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $92,615,000 FHLB 5.000%, 02/04/09 & 5.250%, 09/13/13, & 5.500%, 06/21/07, valued at $93,922,221) to be repurchased at $89,901,770	89,889	89,888,511
TOTAL SECURITIES LENDING COLLATERAL		1,730,833,396

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,890,333)		$12,562,748,401

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.4%)
Consumer Discretionary — (14.5%)
*	1-800 CONTACTS, Inc.	47,571	$943,333
*	1-800-FLOWERS.COM, Inc.	87,720	778,076
*	4Kids Entertainment, Inc.	43,300	732,203
*	99 Cents Only Stores	236,500	3,320,460
*	A.C. Moore Arts & Crafts, Inc.	68,500	1,558,375
	Aaron Rents, Inc.	150,600	4,319,208
	Aaron Rents, Inc. Class A	8,350	214,595
	Acme Communications, Inc.	50,702	278,861
	Acme United Corp.	10,800	157,680
*	ACR Group, Inc.	40,000	185,600
*	Advanced Marketing Services, Inc.	47,050	470
* #	Aeropostale, Inc.	101,350	4,692,505
*	AFC Enterprises, Inc.	100,412	1,955,022
*	Aftermarket Technology Corp.	74,304	2,226,891
	Aldila, Inc.	18,233	282,794
*	All American Semiconductor, Inc.	10,500	3,255
*	Alloy, Inc.	45,905	521,481
	Ambassadors Group, Inc.	68,576	2,350,785
#	Ambassadors International, Inc.	37,710	1,221,427
	American Axle & Manufacturing Holdings, Inc.	180,277	5,195,583
*	American Biltrite, Inc.	3,955	36,386
	American Greetings Corp. Class A	181,800	4,764,978
*	America’s Car-Mart, Inc.	34,700	474,002
	Ameristar Casinos, Inc.	181,772	5,398,628
*	AMS Health Sciences, Inc.	16,900	8,957
#	Applebees International, Inc.	196,476	5,147,671
	Arbitron, Inc.	100,799	5,277,836
	Arctic Cat, Inc.	41,730	798,712
	Ark Restaurants Corp.	10,259	358,039
*	Arlington Hospitality, Inc.	1,000	8
	ArvinMeritor, Inc.	242,500	5,063,400
	Asbury Automotive Group, Inc.	144,200	3,933,776
*	Ashworth, Inc.	42,018	344,548
* #	Audible, Inc.	82,532	826,971
*	Audiovox Corp. Class A	56,400	757,452
* #	Avatar Holdings, Inc.	27,927	2,304,815
* #	Bakers Footwear Group, Inc.	20,812	177,943
*	Ballantyne of Omaha, Inc.	46,621	291,381
*	Bally Technologies, Inc.	180,860	4,913,966
* #	Bally Total Fitness Holding Corp.	119,800	95,840

	Bandag, Inc.	28,300	1,436,225
	Bandag, Inc. Class A	9,300	471,975
*	Barry (R.G.) Corp.	34,270	373,200
	Bassett Furniture Industries, Inc.	31,504	452,082
	Beasley Broadcast Group, Inc.	23,652	203,171
#	Beazer Homes USA, Inc.	117,500	4,202,975
#	Bebe Stores, Inc.	134,037	2,409,985
*	Benihana, Inc.	1,100	35,893
*	Benihana, Inc. Class A	14,150	457,469
	Big 5 Sporting Goods Corp.	77,100	1,949,859
* #	Big Dog Holdings, Inc.	8,126	140,336
* #	Big Lots, Inc.	164,200	5,172,300
*	Birks & Mayors, Inc.	1,765	14,438
*	BJ’s Restaurants, Inc.	88,592	1,793,988
#	Blockbuster, Inc. Class A	408,500	1,805,570
*	Blockbuster, Inc. Class B	244,800	1,008,576
*	Blue Nile, Inc.	11,000	632,170
*	Bluegreen Corp.	94,665	1,130,300
	Blyth, Inc.	129,500	3,553,480
	Bob Evans Farms, Inc.	120,838	4,676,431
*	Bombay Co., Inc.	95,700	74,646
	Bon-Ton Stores, Inc.	49,214	2,347,508
	Books-A-Million, Inc.	54,954	905,092
	Borders Group, Inc.	201,976	4,502,045
*	Bright Horizons Family Solutions, Inc.	12,800	541,952
*	Broadview Institute, Inc.	200	393
	Brown Shoe Company, Inc.	146,575	4,344,483
*	Buca, Inc.	69,547	262,192
	Buckle, Inc.	101,600	4,155,440
*	Buffalo Wild Wings, Inc.	1,400	119,854
	Building Materials Holding Corp.	80,442	1,232,371
*	Cabela’s, Inc.	202,300	4,660,992
*	Cache, Inc.	55,355	922,768
*	California Coastal Communities, Inc.	36,862	646,191
*	California Pizza Kitchen, Inc.	65,812	2,413,326
	Callaway Golf Co.	248,700	4,518,879
	Canterbury Park Holding Corp.	4,408	61,271
#	Carmike Cinemas, Inc.	43,428	1,131,299
*	Carriage Services, Inc.	59,400	453,222
*	Carter’s, Inc.	200,780	5,445,154
*	Casual Male Retail Group, Inc.	129,740	1,523,148
*	Catalina Lighting, Inc.	1,760	12,584
	Catalina Marketing Corp.	149,300	4,762,670
	Cato Corp. Class A	104,850	2,280,487
*	Cavalier Homes, Inc.	60,749	301,923
*	Cavco Industries, Inc.	21,482	830,064
#	CBRL Group, Inc.	103,381	4,645,942
*	CEC Entertainment, Inc.	113,177	4,382,213
* #	Champion Enterprises, Inc.	260,400	2,960,748
*	Championship Auto Racing Teams, Inc.	1,697	—
*	Champps Entertainment, Inc.	36,790	176,224
#	Charles and Colvard, Ltd.	56,078	263,567

*	Charlotte Russe Holding, Inc.	86,100	2,397,885
* #	Charming Shoppes, Inc.	402,427	5,014,240
* #	Charter Communications, Inc.	1,436,475	5,760,265
	Cherokee, Inc.	30,818	1,442,591
	Christopher & Banks Corp.	116,013	2,191,486
*	Chromcraft Revington, Inc.	6,200	46,810
	Churchill Downs, Inc.	45,693	2,349,991
	Citadel Broadcasting Co.	376,490	3,124,867
* #	Citi Trends, Inc.	46,454	1,882,781
#	CKE Restaurants, Inc.	229,800	5,007,342
	Coachmen Industries, Inc.	41,100	422,097
	Coast Distribution System, Inc.	9,451	61,810
	Cobra Electronics Corp.	7,678	74,477
	Coinmach Service Corp. Class A	99,415	1,093,565
*	Coinstar, Inc.	94,600	2,988,414
	Collectors Universe, Inc.	27,572	382,975
	Collegiate Pacific, Inc.	33,300	296,370
*	Comstock Homebuilding Companies, Inc.	11,250	35,437
*	Concord Camera Corp.	18,925	81,378
*	Congoleum Corp. Class A	3,500	4,007
* #	Conn’s, Inc.	80,984	2,457,864
	Cooper Tire & Rubber Co.	208,700	5,023,409
*	Corinthian Colleges, Inc.	293,798	4,292,389
* #	Cosi, Inc.	55,300	266,546
* #	Cost Plus, Inc.	68,975	637,329
*	Cost-U-Less, Inc.	2,900	26,854
	Courier Corp.	43,690	1,756,358
*	Cox Radio, Inc.	121,500	1,783,620
	CPI Corp.	21,648	1,717,769
	Craftmade International, Inc.	16,198	286,057
* #	Crown Media Holdings, Inc.	252,034	1,875,133
*	CSK Auto Corp.	148,690	2,706,158
	CSS Industries, Inc.	35,400	1,355,466
*	Culp, Inc.	35,781	314,873
* #	Cumulus Media, Inc. Class A	146,780	1,376,796
	Cutter & Buck, Inc.	34,885	499,902
*	Cybex International, Inc.	58,225	395,930
*	Cycle Country Accessories Corp.	15,900	29,415
*	Daily Journal Corp.	200	8,259
	Deb Shops, Inc.	48,720	1,353,442
* #	Deckers Outdoor Corp.	42,800	3,761,692
	Decorator Industries, Inc.	2,862	19,748
*	dELiA*s, Inc.	49,457	391,205
	Delta Apparel, Inc.	14,780	246,678
*	Delta Woodside Industries, Inc.	150	1
*	Design Within Reach, Inc.	45,548	280,576
*	DG Fastchannel, Inc.	54,090	1,128,317
*	Diedrich Coffee, Inc.	3,925	16,171
*	Directed Electronics, Inc.	8,500	75,395
*	Dixie Group, Inc.	35,800	449,290
* #	Dominion Homes, Inc.	22,400	110,432
	Domino’s Pizza, Inc.	186,500	3,659,130

*	Dorman Products, Inc.	31,633	451,403
	Dover Downs Gaming & Entertainment, Inc.	53,215	778,003
	Dover Motorsports, Inc.	55,812	319,803
* #	Drew Industries, Inc.	73,896	2,489,556
*	drugstore.com, Inc.	300,879	761,224
	DRYCLEAN USA, Inc.	300	573
* #	DSW, Inc.	55,200	2,109,744
*	Duckwall-ALCO Stores, Inc.	4,953	196,634
*	Dura Automotive Systems, Inc.	49,600	22,320
*	E Com Ventures, Inc.	2,175	54,201
* #	Educate, Inc.	91,100	723,334
	Educational Development Corp.	2,398	19,664
*	ELXSI Corp.	1,800	4,365
*	EMAK Worldwide, Inc.	11,146	36,224
*	Emerging Vision, Inc.	19,400	4,850
*	Emerson Radio Corp.	86,222	279,359
	Emmis Communications Corp. Class A	107,099	1,112,759
*	Enesco Group, Inc.	34,900	698
* #	Enova Systems, Inc.	44	301
	Entercom Communications Corp.	110,700	2,944,620
*	Entravision Communications Corp.	214,817	2,188,985
* #	Escala Group, Inc.	81,570	247,157
	Escalade, Inc.	14,450	137,275
#	Ethan Allen Interiors, Inc.	107,900	3,917,849
*	Everlast Worldwide, Inc.	1,500	34,725
*	Factory Card & Party Outlet Corp.	1,300	16,016
*	Fairchild Corp. Class A	54,352	96,203
*	Famous Dave’s of America, Inc.	34,423	733,898
	Fedders Corp.	93,410	23,352
	Federal Screw Works	1,562	19,915
*	Federal-Mogul Corp.	57,900	67,164
	Finish Line, Inc. Class A	142,534	1,824,435
*	Finlay Enterprises, Inc.	27,000	141,750
*	Flanigan’s Enterprises, Inc.	5,780	65,025
* #	Fleetwood Enterprises, Inc.	217,800	2,027,718
	Flexsteel Industries, Inc.	9,988	141,330
*	Foamex International, Inc.	9,139	126,118
	Footstar, Inc.	26,700	122,019
*	Fossil, Inc.	215,900	6,738,239
*	Fountain Powerboat Industries, Inc.	9,875	26,662
*	Franklin Covey Co.	66,696	499,553
*	Franklin Electronic Publishers, Inc.	9,100	22,386
	Fred’s, Inc.	135,450	1,947,771
*	Friendly Ice Cream Corp.	7,200	97,920
	Frisch’s Restaurants, Inc.	7,400	233,840
*	Fuel Systems Solutions, Inc.	51,401	837,836
*	Full House Resorts, Inc.	2,600	9,100
#	Furniture Brands International, Inc.	153,400	2,224,300
* #	Gaiam, Inc.	5,400	87,048
*	GameTech International, Inc.	42,660	415,935
	Gaming Partners International Corp.	26,023	368,225
*	Gander Mountain Co.	67,854	880,066

*	Gemstar-TV Guide International, Inc.	1,321,214	6,077,584
*	Genesco, Inc.	76,400	3,999,540
*	Gentek, Inc.	35,283	1,244,079
*	G-III Apparel Group, Ltd.	57,239	1,184,847
*	Gottschalks, Inc.	45,702	575,388
	Gray Television, Inc.	136,060	1,397,336
	Gray Television, Inc. Class A	6,600	69,762
*	Great Wolf Resorts, Inc.	10,600	150,202
	Group 1 Automotive, Inc.	77,100	3,253,620
* #	GSI Commerce, Inc.	157,422	3,601,815
* #	Guitar Center, Inc.	100,300	5,379,089
*	Gymboree Corp.	104,374	4,665,518
*	Hampshire Group, Ltd.	8,200	136,735
#	Hancock Fabrics, Inc.	58,400	146,000
	Handleman Co.	64,905	456,931
*	Harolds Stores, Inc.	1,908	534
*	Harris Interactive, Inc.	194,100	1,085,019
*	Hartmarx Corp.	108,000	707,400
*	Hastings Entertainment, Inc.	23,620	169,828
	Haverty Furniture Co., Inc.	58,400	711,896
	Haverty Furniture Co., Inc. Class A	400	4,812
*	Hawk Corp.	24,700	326,040
*	Hayes Lemmerz International, Inc.	300,839	1,723,807
*	Hibbett Sporting Goods, Inc.	107,855	3,016,704
*	Hollywood Media Corp.	115,245	509,383
* #	Home Solutions of America, Inc.	155,500	1,163,140
*	Hot Topic, Inc.	150,400	1,666,432
* #	Hovnanian Enterprises, Inc. Class A	56,800	1,434,768
* #	Iconix Brand Group, Inc.	221,851	4,936,185
#	IHOP Corp.	60,800	3,535,520
	ILX Resorts, Inc.	7,863	68,015
*	Image Entertainment, Inc.	70,802	303,741
* #	Infosonics Corp.	43,300	131,199
*	Insignia Systems, Inc.	17,050	66,324
	Interface, Inc. Class A	184,806	3,119,525
*	International Textile Group, Inc.	118	773
*	Interstate Hotels & Resorts, Inc.	96,840	595,566
*	INVESTools, Inc.	216,008	2,639,618
*	ION Media Networks, Inc.	115,000	165,600
* #	iRobot Corp.	73,549	1,210,617
* #	Isle of Capri Casinos, Inc.	117,144	2,895,800
	J. Alexander’s Corp.	17,182	232,816
	Jackson Hewitt Tax Service, Inc.	113,700	3,439,425
*	Jaclyn, Inc.	1,535	13,354
*	Jakks Pacific, Inc.	85,426	2,244,141
*	Jennifer Convertibles, Inc.	11,100	56,499
*	Jo-Ann Stores, Inc.	80,606	2,726,095
*	Johnson Outdoors, Inc.	12,900	245,229
* #	Jos. A. Bank Clothiers, Inc.	61,250	2,578,012
	Journal Communications, Inc. Class A	51,600	709,500
	Journal Register Co.	132,100	741,081
*	K2, Inc.	162,793	2,484,221

	Kellwood Co.	73,676	2,122,606
	Kenneth Cole Productions, Inc. Class A	40,550	1,013,750
*	Keystone Automotive Industries, Inc.	53,799	2,222,437
	Kimball International, Inc. Class B	89,010	1,214,986
*	Kirkland’s, Inc.	56,372	268,894
*	Knology, Inc.	104,700	1,948,467
	Koss Corp.	8,281	159,409
* #	Krispy Kreme Doughnuts, Inc.	219,800	1,874,894
*	KSW, Inc.	20,682	146,849
	K-Swiss, Inc. Class A	84,800	2,460,048
	LaCrosse Footwear, Inc.	9,972	170,521
*	Lakeland Industries, Inc.	14,208	195,786
*	Lakes Entertainment, Inc.	73,287	835,472
	Landry’s Restaurants, Inc.	66,700	1,951,642
*	Lazare Kaplan International, Inc.	9,800	85,260
#	La-Z-Boy, Inc.	170,200	2,001,552
* #	Leapfrog Enterprises, Inc.	16,400	182,204
* #	Lear Corp.	134,600	4,801,182
#	Lee Enterprises, Inc.	133,200	3,345,984
*	Lenox Group, Inc.	40,700	299,959
	Levitt Corp. Class A	51,721	483,591
	Libbey, Inc.	48,900	1,096,338
	Liberty Homes, Inc. Class A	200	820
*	LIFE TIME FITNESS, Inc.	98,300	5,030,994
#	Lifetime Brands, Inc.	42,398	892,902
*	Lin TV Corp.	95,000	1,855,350
*	Lincoln Educational Services	25,068	363,235
	Lithia Motors, Inc. Class A	52,109	1,400,690
*	Live Nation, Inc.	222,826	4,991,302
* #	LKQ Corp.	181,300	4,527,061
*	Lodgenet Entertainment Corp.	75,434	2,676,398
*	Lodgian, Inc.	81,306	1,235,038
*	LOUD Technologies, Inc.	2,380	15,541
*	Luby’s, Inc.	85,900	828,076
#	M/I Homes, Inc.	44,500	1,280,710
*	Mace Security International, Inc.	46,700	117,217
*	Magna Entertainment Corp.	20,200	69,488
*	Maidenform Brands, Inc.	78,100	1,463,594
#	Marine Products Corp.	123,598	1,003,616
* #	MarineMax, Inc.	59,275	1,231,734
	Martha Stewart Living Omnimedia, Inc.	86,900	1,560,724
	Matthews International Corp. Class A	111,467	4,927,956
*	Max & Erma’s Restaurants, Inc.	2,510	22,515
*	McCormick & Schmick’s Seafood Restaurants, Inc.	49,226	1,385,712
	McRae Industries, Inc. Class A	2,500	32,712
*	Meade Instruments Corp.	52,332	107,804
	Media General, Inc. Class A	78,100	2,846,745
*	Mediacom Communications Corp.	273,041	2,550,203
* #	Meritage Homes Corp.	93,890	3,257,044
*	Midas, Inc.	50,590	1,136,757
*	Mity Enterprises, Inc.	12,657	269,468
	Modine Manufacturing Co.	108,695	2,555,419

	Monaco Coach Corp.	95,250	1,467,802
*	Monarch Casino & Resort, Inc.	64,873	1,771,682
	Monro Muffler Brake, Inc.	48,723	1,883,144
*	Morgans Hotel Group	8,100	199,098
*	Morgan’s Foods, Inc.	800	9,600
*	Mothers Work, Inc.	18,254	681,422
*	Motorcar Parts of America, Inc.	2,400	31,200
	Movado Group, Inc.	66,900	2,229,777
#	Movie Gallery, Inc.	104,561	246,764
*	Movie Star, Inc.	54,172	113,761
* #	MTR Gaming Group, Inc.	93,451	1,472,788
* #	Multimedia Games, Inc.	93,835	1,191,704
*	Nathan’s Famous, Inc.	18,605	279,075
*	National Lampoon, Inc.	6,800	12,920
	National Presto Industries, Inc.	7,519	455,802
*	National RV Holdings, Inc.	30,000	47,700
*	Nature Vision, Inc.	500	1,450
#	Nautilus Group, Inc.	105,000	1,352,400
* #	Navarre Corp.	77,360	297,836
* #	Netflix, Inc.	225,882	4,951,333
*	Nevada Gold & Casinos, Inc.	37,550	87,116
	New Frontier Media, Inc.	82,464	728,157
*	New York & Co., Inc.	3,200	39,136
* #	Nitches, Inc.	2,592	9,824
*	Nobel Learning Communities, Inc.	12,951	206,439
	Nobility Homes, Inc.	13,993	296,792
	Noble International, Ltd.	48,025	946,573
*	NTN Communications, Inc.	134,393	147,832
#	Oakley, Inc.	227,100	5,772,882
*	Odd Job Stores, Inc.	12,700	1,397
#	Orleans Homebuilders, Inc.	58,200	482,478
*	O’Charleys, Inc.	77,062	1,740,831
* #	Outdoor Channel Holdings, Inc.	81,700	817,817
* #	Overstock.com, Inc.	77,900	1,434,918
	Oxford Industries, Inc.	58,700	2,672,611
*	P & F Industries, Inc. Class A	3,000	31,920
* #	P.F. Chang’s China Bistro, Inc.	85,200	3,304,908
*	Pacific Sunwear of California, Inc.	230,620	4,587,032
* #	Palm Harbor Homes, Inc.	74,011	1,182,696
*	Papa John’s International, Inc.	108,100	3,345,695
*	Payless ShoeSource, Inc.	226	8,073
*	PC Mall, Inc.	40,317	495,093
*	Perry Ellis International, Inc.	43,500	1,363,290
*	PetMed Express, Inc.	79,965	1,032,348
*	Phoenix Footwear Group, Inc.	18,700	51,425
	Pier 1 Imports, Inc.	287,800	2,167,134
*	Pinnacle Entertainment, Inc.	148,800	4,553,280
*	Playboy Enterprises, Inc. Class A	4,700	50,243
* #	Playboy Enterprises, Inc. Class B	93,500	1,014,475
*	Point.360	12,584	71,855
* #	PokerTek, Inc.	11,900	148,750
*	Pomeroy IT Solutions, Inc.	39,137	379,238

* #	Premier Exhibitions, Inc.	81,020	1,132,660
#	Pre-Paid Legal Services, Inc.	47,950	3,115,311
* #	Priceline.com, Inc.	124,616	7,706,253
*	PRIMEDIA, Inc.	873,338	2,611,281
*	Princeton Review, Inc.	87,660	572,420
* #	Progressive Gaming International Corp.	110,975	640,326
*	Proliance International, Inc.	48,249	138,475
*	ProQuest Co.	82,600	702,100
*	QEP Co., Inc.	2,375	15,200
*	Quaker Fabric Corp.	42,450	47,968
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	148,096	265,092
* #	Quiksilver, Inc.	397,200	5,604,492
*	Radio One, Inc. Class D	274,449	2,061,112
*	Rare Hospitality International, Inc.	112,455	3,265,693
*	RC2 Corp.	69,091	3,104,950
*	RCN Corp.	124,349	3,500,424
*	Reading International, Inc. Class A	17,549	159,520
*	Reading International, Inc. Class B	1,060	9,778
*	Red Lion Hotels Corp.	63,100	811,466
*	Red Robin Gourmet Burgers, Inc.	54,449	2,337,496
*	RedEnvelope, Inc.	27,948	195,636
*	Regent Communications, Inc.	110,302	382,748
*	Rentrak Corp.	35,200	562,144
* #	Restoration Hardware, Inc.	123,581	773,617
*	Retail Ventures, Inc.	155,689	3,018,810
*	Rex Stores Corp.	25,800	409,188
*	Riviera Holdings Corp.	10,800	387,504
*	Rockford Corp.	25,770	64,683
*	Rocky Brands, Inc.	17,000	269,790
*	Rubio’s Restaurants, Inc.	32,295	385,925
	Ruby Tuesday, Inc.	195,600	5,392,692
	Russ Berrie & Co., Inc.	59,900	1,016,503
*	Ruth’s Chris Steak House, Inc.	9,400	172,114
*	S&K Famous Brands, Inc.	2,100	28,875
*	Saga Communications, Inc. Class A	57,425	532,904
	Salem Communications Corp.	59,769	723,205
*	Salton, Inc.	49,800	89,142
	Sauer-Danfoss, Inc.	158,799	4,316,157
*	Schieb (Earl), Inc.	2,200	8,580
*	Scholastic Corp.	135,933	4,318,591
* #	Select Comfort Corp.	168,562	3,054,343
* #	Sharper Image Corp.	48,681	555,450
	Shiloh Industries, Inc.	53,328	515,148
*	Shoe Carnival, Inc.	44,679	1,308,201
*	Shoe Pavilion, Inc.	6,100	15,006
* #	Shuffle Master, Inc.	105,330	2,025,496
*	Silverleaf Resorts, Inc.	16,600	81,340
#	Sinclair Broadcast Group, Inc. Class A	161,000	2,466,520
* #	Six Flags, Inc.	262,805	1,626,763
*	Skechers U.S.A., Inc. Class A	104,500	3,354,450
	Skyline Corp.	26,000	861,640
* #	Smith & Wesson Holding Corp.	131,000	1,824,830

*	Smith & Wollensky Restaurant Group, Inc.	13,000	142,220
	Sonesta International Hotels Corp. Class A	300	7,290
	Sonic Automotive, Inc.	101,900	3,172,147
*	Sonic Corp.	296,603	7,231,181
* #	Source Interlink Companies, Inc.	155,300	843,279
*	Spanish Broadcasting System, Inc.	124,100	586,993
*	SPAR Group, Inc.	2,800	2,548
	Spartan Motors, Inc.	70,417	2,470,933
	Speedway Motorsports, Inc.	75,730	3,056,463
*	Sport Chalet, Inc. Class A	4,625	47,175
*	Sport Chalet, Inc. Class B	1,350	14,094
*	Sport-Haley, Inc.	2,900	12,383
	Stage Stores, Inc.	144,180	3,013,362
*	Stamps.com, Inc.	68,523	935,339
	Standard Motor Products, Inc.	59,400	923,670
#	Standard Pacific Corp.	209,400	4,464,408
	Stanley Furniture, Inc.	31,838	731,956
	Star Buffet, Inc.	2,700	21,870
	Stein Mart, Inc.	144,436	1,811,227
	Steinway Musical Instruments, Inc.	21,200	816,624
	Steven Madden, Ltd.	65,199	2,124,183
	Stewart Enterprises, Inc.	277,399	2,147,068
*	Stoneridge, Inc.	62,859	788,252
*	Strattec Security Corp.	6,237	296,944
	Strayer Education, Inc.	8,100	1,013,796
	Stride Rite Corp.	109,300	2,202,395
	Sturm Ruger & Co., Inc.	83,400	1,156,758
	Sun-Times Media Group, Inc. Class A	218,400	1,203,384
#	Superior Industries International, Inc.	85,200	1,923,816
	Superior Uniform Group, Inc.	8,000	102,800
*	Syms Corp.	28,800	601,344
* #	Syntax-Brillian Corp.	203,987	1,236,161
#	Systemax, Inc.	118,268	2,572,329
*	Tag-It Pacific, Inc.	40,500	26,730
#	Talbots, Inc.	172,700	3,756,225
	Tandy Brand Accessories, Inc.	14,600	173,448
*	Tandy Leather Factory, Inc.	35,262	252,829
*	Tarragon Corp.	11,900	123,165
*	Tarrant Apparel Group	78,937	108,144
#	Tempur-Pedic International, Inc.	251,600	6,380,576
*	Tenneco Automotive, Inc.	151,000	4,924,110
*	Texas Roadhouse, Inc.	20,100	278,385
*	The Children’s Place Retail Stores, Inc.	91,873	5,187,150
* #	The Dress Barn, Inc.	211,804	4,890,554
*	The Hallwood Group, Inc.	456	37,478
	The Marcus Corp.	71,100	1,661,607
	The Pep Boys - Manny, Moe & Jack	179,500	3,823,350
*	The Rowe Companies	13,200	13
*	The Sports Club Co., Inc.	19,400	30,264
*	The Steak n Shake Co.	90,618	1,377,394
* #	TiVo, Inc.	321,226	2,007,662
#	TOUSA, Inc.	157,240	643,112

	Traffix, Inc.	49,251	285,163
*	Trans World Entertainment Corp.	76,000	382,280
	Triarc Companies, Inc. Class A	94,890	1,558,094
	Triarc Companies, Inc. Class B	210,463	3,251,653
*	Triple Crown Media, Inc.	16,655	157,223
* #	True Religion Apparel, Inc.	77,307	1,451,052
* #	Trump Entertainment Resorts, Inc.	85,059	1,368,599
#	Tuesday Morning Corp.	136,455	1,902,183
	Tupperware Corp.	201,400	5,822,474
* #	Tween Brands, Inc.	105,500	4,592,415
*	Tweeter Home Entertainment Group, Inc.	72,700	29,807
*	Ultimate Electronics, Inc.	858	—
*	Unapix Entertainment, Inc.	6,100	31
*	Unifi, Inc.	187,634	564,778
	Unifirst Corp.	47,226	1,972,158
#	United Auto Group, Inc.	76,800	1,707,264
*	United Retail Group, Inc.	41,866	501,973
*	Universal Electronics, Inc.	47,153	1,579,625
* #	Universal Technical Institute, Inc.	92,720	2,189,119
* #	Vail Resorts, Inc.	92,100	5,521,395
*	Valassis Communications, Inc.	158,000	2,829,780
	Value Line, Inc.	11,876	516,606
*	ValueVision Media, Inc. Class A	122,745	1,371,062
*	Varsity Group, Inc.	54,737	56,379
* #	VCG Holding Corp.	55,710	412,254
*	Vertrue, Inc.	31,000	1,495,750
*	Virco Manufacturing Corp.	31,844	196,159
	Visteon Corp.	425,700	3,443,913
*	Volcom, Inc.	5,710	248,385
*	Warnaco Group, Inc.	150,017	5,159,085
*	Waxman Industries, Inc.	600	4,968
* #	WCI Communities, Inc.	133,900	2,803,866
*	Wells-Gardner Electronics Corp.	31,138	97,773
*	West Marine, Inc.	68,368	1,018,000
*	Western Metals Corp.	5,300	2,168
	Westwood One, Inc.	267,600	2,156,856
*	Wet Seal, Inc. Class A	316,978	1,974,773
	Weyco Group, Inc.	600	15,540
*	Williams Controls, Inc.	4,100	68,265
*	Wilsons The Leather Experts, Inc.	113,445	153,151
*	Winmark Corp.	10,766	201,862
#	Winnebago Industries, Inc.	104,234	3,231,254
* #	WisdomTree Investments, Inc.	4,500	26,325
* #	WMS Industries, Inc.	107,881	4,569,839
	Wolverine World Wide, Inc.	183,400	5,324,102
	World Wrestling Entertainment, Inc.	77,000	1,348,270
*	Xanadoo Co.	170	54,400
	Xerium Technologies, Inc.	49,100	384,453
*	Young Broadcasting, Inc. Class A	66,011	260,743
*	Zale Corp.	161,600	4,340,576
* #	Zumiez, Inc.	22,300	860,780
Total Consumer Discretionary			734,049,886

Consumer Staples — (3.2%)
#	Alico, Inc.	24,595	1,474,224
*	Alliance One International, Inc.	325,316	3,126,287
#	American Italian Pasta Co.	57,100	605,260
#	Andersons, Inc.	60,510	2,365,941
*	Atlantic Premium Brands, Ltd.	1,900	1,520
*	Bactolac Pharmaceutical, Inc.	1	1,375
*	Boston Beer Co., Inc. Class A	32,800	1,256,240
*	Bridgford Foods Corp.	10,900	79,788
*	Cagle’s, Inc. Class A	2,000	15,960
	Calavo Growers, Inc.	31,804	428,400
	Cal-Maine Foods, Inc.	71,800	958,530
* #	Carrington Laboratories, Inc.	32,107	52,977
	Casey’s General Stores, Inc.	171,810	4,640,588
	CCA Industries, Inc.	20,266	186,447
* #	Central European Distribution Corp.	136,239	4,701,608
* #	Central Garden & Pet Co.	70,900	1,017,415
*	Central Garden & Pet Co. Class A	141,800	1,888,776
* #	Chattem, Inc.	64,300	4,093,981
#	Chiquita Brands International, Inc.	143,396	2,629,883
	Coca-Cola Bottling Co. Consolidated	5,900	326,624
*	Cuisine Solutions, Inc.	54,122	329,603
*	Darling International, Inc.	274,800	2,486,940
	Delta & Pine Land Co.	107,700	4,507,245
	Diamond Foods, Inc.	10,900	179,523
* #	Elizabeth Arden, Inc.	94,400	2,210,848
	Farmer Brothers Co.	27,500	611,875
	Flowers Foods, Inc.	182,337	6,290,626
*	Galaxy Nutritional Foods, Inc.	400	278
*	Genesee Corp. Class B	200	420
	Glacier Water Services, Inc.	3,500	134,750
	Golden Enterprises, Inc.	13,100	40,872
#	Great Atlantic & Pacific Tea Co., Inc.	142,100	4,903,871
*	Green Mountain Coffee, Inc.	25,501	1,725,143
*	Griffin Land & Nurseries, Inc. Class A	2,471	92,588
*	Hain Celestial Group, Inc.	134,095	3,835,117
*	Hines Horticulture, Inc.	22,640	24,678
*	IGI, Inc.	2,100	1,659
#	Imperial Sugar Co. (New)	25,720	730,962
	Ingles Market, Inc. Class A	41,559	1,483,241
*	Integrated Biopharma, Inc.	41,400	250,056
	Inter Parfums, Inc.	67,136	1,782,461
* #	Interstate Bakeries Corp.	81,300	243,900
	J & J Snack Foods Corp.	63,017	2,478,459
*	Katy Industries, Inc.	11,599	16,819
	Lancaster Colony Corp.	107,485	4,708,918
	Lance, Inc.	105,092	2,495,935
* #	Lifeway Foods, Inc.	56,970	570,839
	Longs Drug Stores Corp.	115,800	6,633,024
#	Mannatech, Inc.	87,200	1,222,544
* #	Maui Land & Pineapple Co., Inc.	24,928	878,712

* #	Medifast, Inc.	41,900	365,787
#	MGP Ingredients, Inc.	52,855	901,706
*	Monterey Pasta Co.	55,287	237,734
#	Nash Finch Co.	43,640	2,053,262
* #	National Beverage Corp.	153,960	2,150,821
*	Natrol, Inc.	20,400	65,688
*	Natural Alternatives International, Inc.	20,409	157,557
* #	Natural Health Trends Corp.	10,974	38,738
	Nature’s Sunshine Products, Inc.	40,784	469,016
	Nu Skin Enterprises, Inc. Class A	223,100	3,913,174
	Oil-Dri Corp. of America	5,125	88,355
*	Omega Protein Corp.	44,523	390,021
* #	Pantry, Inc.	72,600	3,162,456
* #	Parlux Fragrances, Inc.	59,046	263,345
*	Pathmark Stores, Inc.	166,778	2,168,114
*	Peet’s Coffee & Tea, Inc.	45,657	1,190,278
*	Performance Food Group Co.	123,587	4,387,338
*	Pizza Inn, Inc.	9,700	25,220
*	Playtex Products, Inc.	208,700	3,109,630
*	Prestige Brands Holdings, Inc.	900	11,835
	PriceSmart, Inc.	97,168	1,991,944
*	Pyramid Breweries, Inc.	28,963	103,977
#	Ralcorp Holdings, Inc.	85,900	4,995,944
	Reddy Ice Holdings, Inc.	10,700	326,564
*	Redhook Ale Brewery, Inc.	25,393	181,052
	Reliv International, Inc.	54,547	570,016
* #	Revlon, Inc.	1,356,516	1,885,557
	Rocky Mountain Chocolate Factory, Inc.	19,420	306,836
	Ruddick Corp.	157,792	4,937,312
*	San Filippo (John B.) & Son, Inc.	25,990	287,449
	Sanderson Farms, Inc.	66,400	2,854,536
*	Scheid Vineyards, Inc.	440	15,092
*	Schiff Nutrition International, Inc.	10,200	70,992
	Seaboard Corp.	1,190	2,639,420
*	Seneca Foods Corp. Class A	200	5,664
*	Seneca Foods Corp. Class B	1,300	37,843
*	Smart & Final Food, Inc.	101,522	2,234,499
*	Smithfield Foods, Inc.	4,678	150,234
	Spartan Stores, Inc.	71,375	1,884,300
* #	Spectrum Brands, Inc.	161,400	1,355,760
*	Standard Management Corp.	7,300	876
* #	Star Scientific, Inc.	245,395	255,211
	Stephan Co.	3,400	13,090
	Tasty Baking Co.	23,100	196,812
	The Topps Co., Inc.	123,848	1,265,727
*	Tofutti Brands, Inc.	15,630	46,890
	Tootsie Roll Industries, Inc.	120,205	3,377,760
*	United Natural Foods, Inc.	136,113	3,725,413
	United-Guardian, Inc.	6,700	85,760
	Universal Corp.	85,700	5,447,949
* #	USANA Health Services, Inc.	59,260	2,304,029
#	Vector Group, Ltd.	188,333	3,632,944

*	Vermont Pure Holdings, Ltd.	16,800	32,256
	WD-40 Co.	54,489	1,816,118
	Weis Markets, Inc.	89,003	3,816,449
*	Wild Oats Markets, Inc.	91,369	1,571,547
*	Zapata Corp.	25,092	171,629
Total Consumer Staples			160,469,256

Energy — (4.8%)
* #	Abraxas Petroleum Corp.	122,000	486,780
	Adams Resources & Energy, Inc.	13,400	427,728
* #	Allis-Chalmers Energy, Inc.	116,500	2,353,300
* #	Alpha Natural Resources, Inc.	59,000	1,136,930
* #	American Oil & Gas, Inc.	128,371	661,111
*	Arena Resources, Inc.	49,800	2,533,824
	Atlas America, Inc.	98,929	4,908,882
* #	ATP Oil & Gas Corp.	99,500	4,512,325
* #	Atwood Oceanics, Inc.	102,352	6,718,385
	Barnwell Industries, Inc.	18,106	375,156
*	Basic Energy Services, Inc.	5,400	144,180
	Berry Petroleum Corp. Class A	138,700	5,052,841
*	Bill Barret Corp.	16,900	638,651
*	Bois d’Arc Energy, Inc.	15,200	261,136
* #	Bolt Technology Corp.	19,000	838,470
*	Boots & Coots International Well Control, Inc.	196,300	406,341
*	BPZ Energy, Inc.	544	3,558
*	Brigham Exploration Co.	145,713	916,535
*	Bristow Group, Inc.	75,000	3,694,500
*	Callon Petroleum Co.	67,862	967,033
#	CARBO Ceramics, Inc.	83,050	3,687,420
* #	Carrizo Oil & Gas, Inc.	88,196	3,586,931
	CKX Lands, Inc.	2,000	27,000
*	Clayton Williams Energy, Inc.	38,576	976,359
*	Complete Production Services, Inc.	197,160	5,293,746
*	Comstock Resources, Inc.	149,100	4,526,676
*	Contango Oil & Gas Co.	52,250	1,775,455
*	Dawson Geophysical Co.	25,800	1,373,334
* #	Delta Petroleum Corp.	188,815	3,708,327
* #	Dril-Quip, Inc.	131,200	6,365,824
* #	Dune Energy, Inc.	71,500	150,865
* #	Edge Petroleum Corp.	55,813	807,056
*	Encore Acquisition Co.	172,340	4,747,967
*	Endeavour International Corp.	288,400	594,104
*	Energy Partners, Ltd.	106,300	1,828,360
* #	Evergreen Energy, Inc.	229,400	1,585,154
*	Evolution Petroleum Corp.	9,000	27,630
* #	EXCO Resources, Inc.	68,600	1,239,602
* #	FX Energy, Inc.	120,954	1,207,121
* #	Gasco Energy, Inc.	237,895	551,916
*	Giant Industries, Inc.	42,500	3,273,350
* #	Goodrich Petroleum Corp.	96,200	3,426,644
* #	Grey Wolf, Inc.	629,900	4,988,808
* #	GSV, Inc.	1,340	214

	Gulf Island Fabrication, Inc.	46,177	1,529,844
*	Gulfmark Offshore, Inc.	77,414	3,888,505
*	Gulfport Energy Corp.	118,018	2,254,144
*	Hanover Compressor Co.	246,600	6,165,000
*	Harvest Natural Resources, Inc.	127,600	1,208,372
*	Horizon Offshore, Inc.	11,859	200,654
* #	Hornbeck Offshore Services, Inc.	85,200	3,400,332
* #	Houston American Energy Corp.	94,956	484,276
*	Houston Exploration Co.	22,797	1,368,732
*	Infinity, Inc.	51,811	165,795
* #	Input/Output, Inc.	277,100	4,441,913
*	Key Energy Group, Inc.	111,900	2,075,745
*	Lone Star Technologies, Inc.	101,200	6,818,856
	Lufkin Industries, Inc.	49,612	3,170,703
*	Mariner Energy, Inc.	253,300	6,327,434
	MarkWest Hydrocarbon, Inc.	40,823	2,429,377
*	Matrix Service Co.	87,594	2,238,027
* #	McMoran Exploration Co.	87,664	1,328,110
*	Meridian Resource Corp.	276,300	809,559
* #	Metretek Technologies, Inc.	52,200	728,190
*	Mexco Energy Corp.	300	1,545
*	Miller Petroleum, Inc.	569	279
*	Mitcham Industries, Inc.	32,700	545,109
*	NATCO Group, Inc. Class A	57,200	2,460,172
*	National Coal Corp.	67,500	338,850
*	Natural Gas Services Group	39,089	660,213
*	Newpark Resources, Inc.	296,900	2,342,541
*	Oil States International, Inc.	162,653	6,332,081
*	OMNI Energy Services Corp.	59,400	649,242
* #	Pacific Ethanol, Inc.	132,960	1,789,642
	Panhandle Royalty Co.	9,940	252,973
*	Parallel Petroleum Corp.	123,900	2,857,134
*	Parker Drilling Co.	363,000	4,243,470
	Penn Virginia Corp.	61,700	4,923,660
*	Petrohawk Energy Corp.	384,456	6,266,633
*	Petroleum Development Corp.	50,033	2,550,182
*	PetroQuest Energy, Inc.	157,600	2,231,616
*	PHI, Inc. Non-Voting	40,500	1,154,250
*	Pioneer Drilling Co.	160,200	2,468,682
*	Quest Resource Corp.	54,091	474,378
* #	Rentech, Inc.	438,400	1,074,080
	Royale Energy, Inc.	8,917	31,388
	RPC, Inc.	339,600	5,766,408
*	Stone Energy Corp.	72,763	2,374,257
* #	SulphCo, Inc.	195,500	754,630
*	Superior Well Services, Inc.	13,600	352,512
*	Swift Energy Corp.	98,400	4,234,152
* #	Syntroleum Corp.	161,726	483,561
*	T-3 Energy Services, Inc.	1,250	36,500
* #	Teton Energy Corp.	51,786	240,287
* #	TETRA Technologies, Inc.	161,500	4,510,695
*	TGC Industries, Inc.	54,551	591,878

* #	Torch Offshore, Inc.	30	—
* #	Toreador Resources Corp.	53,518	832,740
* #	Transmeridian Exploration, Inc.	288,400	663,320
*	Trico Marine Services, Inc.	48,919	2,059,979
* #	Tri-Valley Corp.	76,910	678,346
* #	TXCO Resources, Inc.	131,434	1,499,662
*	Union Drilling, Inc.	7,700	117,425
*	Universal Compression Holdings, Inc.	83,949	6,238,250
	USEC, Inc.	287,431	6,639,656
* #	VAALCO Energy, Inc.	186,700	894,293
* #	Warren Resources, Inc.	122,800	1,624,644
* #	Westmoreland Coal Co.	28,700	803,600
*	Westside Energy Corp.	55,600	181,256
*	W-H Energy Services, Inc.	99,900	6,373,620
*	Whiting Petroleum Corp.	121,960	5,408,926
#	World Fuel Services Corp.	96,900	3,964,179
Total Energy			244,793,993

Financials — (11.0%)
*	1st Constitution Bancorp	579	10,448
	1st Independence Financial Group, Inc.	3,373	57,307
	1st Source Corp.	69,074	1,809,739
#	21st Century Holding Co.	25,550	292,036
	21st Century Insurance Group	267,732	5,836,558
	Abigail Adams National Bancorp, Inc.	463	6,473
	Access National Corp.	6,709	61,119
* #	Accredited Home Lenders Holding Co.	63,556	889,148
	Advance America Cash Advance Centers, Inc.	55,500	979,575
	Advanta Corp. Class A	32,097	1,484,807
	Advanta Corp. Class B Non-Voting	65,941	3,314,195
* #	Agility Capital, Inc.	500	5
	Alabama National Bancorporation	70,051	4,399,203
	Alfa Corp.	273,619	4,643,314
	Alliance Financial Corp.	1,575	44,604
*	AmComp, Inc.	25,800	237,102
	Amcore Financial, Inc.	80,665	2,403,010
	Ameriana Bancorp	2,912	31,071
	American Bancorp of New Jersey, Inc.	26,800	289,172
* #	American Business Financial Services, Inc.	253	8
	American Equity Investment Life Holding Co.	179,200	2,148,608
*	American Independence Corp.	8,300	89,889
	American National Bankshares, Inc.	1,666	38,151
*	American Physicians Capital, Inc.	34,500	1,410,360
	American Physicians Services Group, Inc.	100	1,724
	American River Bankshares	13,679	322,824
*	American Spectrum Realty, Inc.	100	2,240
	American West Bancorporation	50,906	1,009,975
	Ameris Bancorp	41,724	970,917
*	Amerisafe, Inc.	11,100	205,239
*	AmeriServe Financial, Inc.	61,395	267,682
	Anchor Bancorp Wisconsin, Inc.	74,392	2,129,843
*	Argonaut Group, Inc.	106,601	3,531,691

	Arrow Financial Corp.	25,775	578,906
	ASB Financial Corp.	900	18,585
*	Asset Acceptance Capital Corp.	118,544	2,276,045
#	ASTA Funding, Inc.	47,000	1,983,870
*	Atlantic American Corp.	20,440	100,156
	Atlantic Coast Federal Corp.	14,675	280,146
	Baldwin & Lyons, Inc. Class B	28,025	728,930
	BancFirst Corp.	51,953	2,242,811
*	Bancinsurance Corp.	5,700	35,910
	Bancorp Rhode Island, Inc.	5,700	214,491
	Bank of Commerce Holdings	4,454	51,065
*	Bank of Florida Corp.	27,928	503,542
	Bank of Granite Corp.	54,488	883,250
	Bank of the Ozarks, Inc.	57,000	1,637,040
	BankAtlantic Bancorp, Inc. Class A	175,085	1,659,806
	BankFinancial Corp.	79,868	1,314,627
#	BankUnited Financial Corp. Class A	111,975	2,566,467
	Banner Corp.	41,843	1,507,185
	Bar Harbor Bankshares	1,300	41,210
*	Beach First National Bancshares, Inc.	1,417	32,931
	Berkshire Hills Bancorp, Inc.	29,053	955,553
	Beverly Hills Bancorp, Inc.	67,437	501,057
* #	BFC Financial Corp.	75,938	318,940
*	BNCCORP, Inc.	3,900	70,200
*	BNS Holding, Inc. Class A	4,020	50,974
	Boston Private Financial Holdings, Inc.	124,600	3,527,426
	Bristol West Holdings, Inc.	93,300	2,059,131
	Brooke Corp.	28,253	381,415
	Brookline Bancorp, Inc.	206,219	2,462,255
	Bryn Mawr Bank Corp.	4,757	110,553
	C&F Financial Corp.	315	13,488
*	CabelTel International Corp.	674	2,669
#	Cadence Financial Corp.	700	13,748
	California First National Bancorp	11,700	180,648
	Camco Financial Corp.	8,170	101,471
	Camden National Corp.	22,134	847,732
	Capital Bank Corp.	1,960	33,888
#	Capital City Bank Group, Inc.	19,920	594,612
	Capital Corp. of the West	34,319	845,963
	Capital Southwest Corp.	1,200	207,240
#	Capitol Bancorp, Ltd.	54,874	1,584,761
	Cardinal Financial Corp.	81,987	804,292
	Carver Bancorp, Inc.	1,000	16,270
	Cash America International, Inc.	101,090	4,194,224
* #	Cash Systems, Inc.	61,352	387,131
#	Cathay General Bancorp	46,066	1,560,716
*	Centennial Bank Holdings, Inc.	85,498	748,962
	Center Bancorp, Inc.	44,274	681,824
	Center Financial Corp.	53,238	916,758
#	Centerstate Banks of Florida, Inc.	6,248	106,653
	Central Bancorp, Inc.	1,600	45,216
	Central Pacific Financial Corp.	103,800	3,521,934

	Central Virginia Bankshares, Inc.	3,032	74,132
	Centrue Financial Corp.	476	9,092
	Century Bancorp, Inc. Class A	1,000	23,000
	CFS Bancorp, Inc.	27,220	402,856
	Charter Financial Corp.	24,269	1,310,526
	Chemical Financial Corp.	83,563	2,247,009
	Chittenden Corp.	153,242	4,468,537
	Citizens First Bancorp, Inc.	26,877	608,495
	Citizens Republic Bancorp, Inc.	245,049	4,665,733
	Citizens South Banking Corp.	16,729	213,462
* #	Citizens, Inc.	136,060	1,054,465
	City Holding Co.	59,030	2,249,633
*	Clayton Holdings, Inc.	13,200	190,080
*	CNA Surety Corp.	144,631	2,956,258
	CNB Financial Corp.	3,000	42,750
	CoBiz, Inc.	46,275	855,625
	Codorus Valley Bancorp, Inc.	431	8,340
	Cohen & Steers, Inc.	127,000	6,602,730
	Colony Bankcorp, Inc.	7,572	160,526
	Columbia Banking System, Inc.	54,787	1,662,238
	Comm Bancorp, Inc.	132	6,384
	Commercial Bancshares, Inc.	11,685	580,744
	Commercial National Financial Corp.	3,500	68,775
	Commonwealth Bankshares, Inc.	1,298	27,128
*	Community Bancorp	8,348	247,769
	Community Bank System, Inc.	98,794	2,031,205
	Community Banks, Inc.	24,864	788,686
	Community Bankshares, Inc.	610	9,424
	Community Central Bank Corp.	1,764	17,658
	Community Trust Bancorp, Inc.	51,694	1,755,528
	Community West Bancshares	6,750	105,975
* #	CompuCredit Corp.	166,160	6,118,011
	Consolidated-Tokoma Land Co.	17,921	1,335,114
*	Consumer Portfolio Services, Inc.	72,468	437,707
	Cooperative Bankshares, Inc.	4,511	76,236
#	Corus Bankshares, Inc.	162,288	2,952,019
*	Cowen Group, Inc.	54,899	978,849
*	Cowlitz Bancorporation	1,541	25,873
	Crawford & Co. Class A	26,400	170,808
	Crawford & Co. Class B	24,500	167,335
#	CVB Financial Corp.	269,575	3,078,546
*	Dearborn Bancorp, Inc.	11,555	190,426
	Delphi Financial Group, Inc. Class A	109,875	4,718,032
#	Delta Financial Corp.	77,300	1,012,630
	Desert Community Bank	700	16,100
	Dime Community Bancshares	122,503	1,653,790
*	Dollar Financial Corp.	52,700	1,610,512
	Donegal Group, Inc. Class A	64,659	987,343
	Donegal Group, Inc. Class B	5,080	83,998
	ECB Bancorp, Inc.	600	18,600
	EMC Insurance Group, Inc.	47,060	1,192,971
* #	Empire Financial Holding Co.	1,972	3,254

*	Encore Capital Group, Inc.	72,900	879,903
*	Enstar Group, Ltd.	411	47,746
#	Enterprise Financial Services Corp.	38,104	924,022
*	Epoch Holding Corp.	8,200	115,538
	ESB Financial Corp.	11,662	129,565
	Evans Bancorp, Inc.	214	4,174
*	EZCORP, Inc. Class A Non-Voting	31,500	473,445
#	F.N.B. Corp.	205,420	3,432,568
	FBL Financial Group, Inc. Class A	95,270	3,665,990
#	Federal Agriculture Mortgage Corporation Class C	29,900	878,761
	Federal Trust Corp.	1,293	11,275
	Fidelity Bancorp, Inc.	296	5,313
	Fidelity Southern Corp.	8,900	159,577
#	Financial Federal Corp.	93,500	2,542,265
*	Financial Industries Corp.	12,082	72,492
	Financial Institutions, Inc.	12,834	260,017
*	Firebrand Financial Group, Inc.	8,300	1,037
*	First Acceptance Corp.	155,147	1,582,499
	First Albany Companies, Inc.	41,288	75,557
	First Bancorp	48,765	950,917
	First Bancshares, Inc.	145	2,429
*	First Bank of Delaware	6,767	19,421
#	First Busey Corp.	70,143	1,404,964
*	First Cash Financial Services, Inc.	109,462	2,728,888
	First Charter Corp.	116,632	2,563,571
#	First Commonwealth Financial Corp.	243,572	2,754,799
	First Community Bancorp	101,133	5,711,992
	First Community Bancshares, Inc.	37,822	1,183,450
	First Defiance Financial Corp.	14,761	405,780
	First Federal Bancshares of Arkansas, Inc.	6,037	145,794
	First Federal Bankshares, Inc.	1,703	32,187
#	First Financial Bancorp	132,648	1,952,579
	First Financial Bankshares, Inc.	70,506	2,858,313
	First Financial Corp.	42,387	1,217,779
	First Financial Holdings, Inc.	41,072	1,355,787
	First Financial Service Corp.	2,810	80,591
	First Franklin Corp.	300	4,971
	First Indiana Corp.	51,702	1,086,776
*	First Investors Financial Services Group, Inc.	5,300	38,451
*	First Keystone Financial, Inc.	2,200	42,658
	First M&F Corp.	8,414	159,445
*	First Mariner Bancorp, Inc.	6,400	85,440
	First Merchants Corp.	60,843	1,481,527
#	First Midwest Bancorp, Inc.	1,414	52,021
	First Mutual Bancshares, Inc.	12,570	278,425
	First National Lincoln Corp.	2,330	37,117
	First Niagara Financial Group, Inc.	371,604	5,098,407
	First PacTrust Bancorp, Inc.	8,100	204,849
	First Place Financial Corp.	55,858	1,167,991
*	First Regional Bancorp	40,500	1,040,445
	First Republic Bank	95,659	5,179,935
	First Security Group Inc.	500	5,585

#	First South Bancorp, Inc.	11,978	329,635
	First State Bancorporation	63,776	1,410,725
	First United Corp.	5,466	117,628
	Firstbank Corp.	9,482	179,781
*	FirstCity Financial Corp.	36,700	343,879
* #	FirstFed Financial Corp.	56,300	3,629,661
#	FirstMerit Corp.	51,010	1,096,970
	Flagstar Bancorp, Inc.	207,600	2,669,736
	Flushing Financial Corp.	71,494	1,176,076
	FMS Financial Corp.	4,900	149,695
	FNB Corp. VA	837	26,792
	FNB Financial Services Corp.	3,537	51,074
	FNB United Corp.	4,780	77,388
*	FPIC Insurance Group, Inc.	30,246	1,402,809
*	Franklin Bank Corp.	76,157	1,255,829
*	Franklin Credit Management Corp.	2,400	11,640
#	Frontier Financial Corp.	145,863	3,392,773
	GAMCO Investors, Inc.	25,700	1,325,606
	Gateway Financial Holdings, Inc.	37,561	543,508
	GB&T Bancshares, Inc.	45,218	751,975
	German American Bancorp, Inc.	5,000	69,100
	Glacier Bancorp, Inc.	178,798	3,826,277
	Gouverneur Bancorp, Inc.	195	2,141
	Great American Financial Resources, Inc.	72,200	1,732,078
*	Great Lakes Bancorp, Inc.	18,955	267,265
	Great Pee Dee Bancorp, Inc.	262	4,124
	Great Southern Bancorp, Inc.	45,132	1,247,900
	Greater Bay Bancorp	173,512	4,842,720
	Greater Community Bancorp	5,034	80,443
	Greene Bancshares, Inc.	33,422	1,169,436
*	Greenville First Bancshares, Inc.	4,045	85,754
*	Grubb & Ellis Co.	87,374	1,106,155
	GS Financial Corp.	600	12,204
	Guaranty Bancshares, Inc.	2,900	66,845
	Guaranty Federal Bancshares, Inc.	5,500	165,495
	Hancock Holding Co.	94,429	3,733,723
	Hanmi Financial Corp.	161,947	2,829,214
	Harleysville Group, Inc.	100,135	3,030,085
#	Harleysville National Corp.	92,648	1,498,118
	Heartland Financial USA, Inc.	10,520	253,427
#	Hercules Technology Growth Capital, Inc.	77,289	1,117,599
	Heritage Commerce Corp.	39,656	966,813
	Heritage Financial Corp.	15,006	347,389
	Heritage Financial Group	200	3,182
	HF Financial Corp.	6,535	113,382
	Hilb Rogal Hamilton Co.	120,600	5,232,834
	Hingham Institution for Savings	489	16,034
	HMN Financial, Inc.	5,861	200,095
	Home Federal Bancorp	4,936	141,713
	HopFed Bancorp, Inc.	2,100	33,579
	Horace Mann Educators Corp.	134,438	3,000,656
	Horizon Financial Corp.	41,667	939,174

	IBERIABANK Corp.	39,457	2,017,436
	IBT Bancorp, Inc.	4,400	84,480
	Independence Holding Co.	6,116	135,225
	Independent Bank Corp. MA	48,223	1,428,847
	Independent Bank Corp. MI	71,124	1,229,734
	Infinity Property & Casualty Corp.	63,446	3,351,852
	Integra Bank Corp.	56,838	1,294,201
	International Securities Exchange Holdings, Inc.	28,700	1,866,648
	Intervest Bancshares Corp.	23,500	582,095
*	Investment Technology Group, Inc.	122,400	4,975,560
	Investors Capital Holdings, Ltd.	100	500
	Investors Title Co.	1,985	97,463
	Irwin Financial Corp.	98,400	1,564,560
	ITLA Capital Corp.	14,000	769,160
*	Kennedy-Wilson, Inc.	8,600	294,550
	K-Fed Bancorp	9,300	176,700
*	KMG America Corp.	29,750	163,327
	KNBT Bancorp, Inc.	88,584	1,343,819
*	Knight Capital Group, Inc.	290,123	5,022,029
*	LaBranche & Co., Inc.	112,200	926,772
* #	Ladenburg Thalmann Financial Services, Inc.	25,269	58,119
	Lakeland Bancorp, Inc.	34,931	489,733
	Lakeland Financial Corp.	38,576	848,672
#	LandAmerica Financial Group, Inc.	60,300	5,589,207
	Leesport Financial Corp.	3,137	67,329
	Legacy Bancorp, Inc.	7,719	115,862
	Lincoln Bancorp	1,500	29,010
#	LNB Bancorp, Inc.	2,559	40,611
	LSB Bancshares, Inc.	5,511	76,052
	LSB Corp.	5,862	101,061
	Macatawa Bank Corp.	52,715	825,521
	MAF Bancorp, Inc.	109,023	5,874,159
	MainSource Financial Group, Inc.	53,030	909,464
*	MarketAxess Holdings, Inc.	8,861	156,574
*	Marlin Business Services, Inc.	41,133	846,928
	MASSBANK Corp.	7,100	232,880
	Mayflower Bancorp, Inc.	700	7,035
*	Mays (J.W.), Inc.	200	4,696
	MB Financial, Inc.	121,293	4,288,920
#	MBT Financial Corp.	52,325	718,422
	MCG Capital Corp.	206,134	3,636,204
*	Meadowbrook Insurance Group, Inc.	80,400	877,968
	Medallion Financial Corp.	55,422	633,473
	Mercantile Bancorp, Inc.	485	10,828
	Mercantile Bank Corp.	20,745	570,280
	Mercer Insurance Group, Inc.	20,300	378,595
	Merchants Bancshares, Inc.	21,881	492,322
	Merrill Merchants Bancshares, Inc.	322	9,921
#	Meta Financial Group, Inc.	2,700	100,980
	MetroCorp Bancshares, Inc.	14,684	311,448
	MFB Corp.	1,300	44,265
	MicroFinancial, Inc.	22,800	133,380

	Mid Penn Bancorp, Inc.	210	5,050
	Midland Co.	20,777	924,576
	MidSouth Bancorp, Inc.	2,027	50,675
#	Midwest Banc Holdings, Inc.	76,620	1,229,751
	MidWestOne Financial Group, Inc.	296	5,156
	Monroe Bancorp	900	15,705
*	Move, Inc.	535,437	2,248,835
	MutualFirst Financial, Inc.	2,484	46,103
	Nara Bancorp, Inc.	86,111	1,382,943
	National Interstate Corp.	1,200	29,256
	National Penn Bancshares, Inc.	161,936	2,953,713
	National Western Life Insurance Co. Class A	1,000	251,860
*	Navidec Financial, Inc.	644	—
*	Navigators Group, Inc.	56,884	2,816,327
	NBT Bancorp, Inc.	112,799	2,549,257
	Nelnet, Inc. Class A	29,900	761,553
#	NetBank, Inc.	55,733	16,163
	New England Bancshares, Inc.	1,499	19,202
	New Hampshire Thrift Bancshares, Inc.	700	10,451
	New Westfield Financial, Inc.	3,853	39,917
#	New York Community Bancorp, Inc.	3,424	59,852
	NewAlliance Bancshares, Inc.	52,828	851,587
*	Newtek Business Services, Inc.	89,188	173,917
*	NexCen Brands, Inc.	171,403	2,190,530
	North Central Bancshares, Inc.	1,700	68,170
	North Valley Bancorp	2,455	60,835
	Northeast Bancorp	900	15,660
*	Northeast Community Bancorp, Inc.	3,700	45,029
	Northrim BanCorp, Inc.	11,023	296,298
	Northway Financial, Inc.	2,500	88,925
	Northwest Bancorp, Inc.	169,905	4,787,923
	NYMAGIC, Inc.	28,256	1,184,209
	Oak Hill Financial, Inc.	17,020	360,484
	OceanFirst Financial Corp.	39,280	704,683
*	Ocwen Financial Corp.	211,434	2,993,905
	Ohio Casualty Corp.	132,778	5,717,421
	Ohio Valley Banc Corp.	1,900	47,975
#	Old National Bancorp	226,100	4,035,885
#	Old Second Bancorp, Inc.	35,273	1,031,383
	Omega Financial Corp.	41,467	1,184,712
	PAB Bankshares, Inc.	4,498	89,600
	Pacific Capital Bancorp	155,927	4,013,561
	Pacific Continental Corp.	5,636	90,295
*	Pacific Mercantile Bancorp	30,420	419,188
*	Pacific Premier Bancorp, Inc.	5,305	54,005
*	Pacific State Bancorp	2,400	45,264
	Pamrapo Bancorp, Inc.	8,201	171,647
	Park Bancorp, Inc.	1,650	55,275
	Parkvale Financial Corp.	5,600	168,280
	Partners Trust Financial Group, Inc.	144,489	1,570,595
*	Patriot Capital Funding, Inc.	1,000	14,990
	PAULA Financial	6,000	15,300

	Peapack-Gladstone Financial Corp.	8,450	240,656
*	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	74,500	452,215
	Penns Woods Bancorp, Inc.	1,131	38,839
*	Pennsylvania Commerce Bancorp, Inc.	8,367	225,323
	Peoples Bancorp of North Carolina	1,521	45,174
	Peoples Bancorp, Inc. IN	555	10,817
	Peoples Bancorp, Inc. OH	33,018	911,627
	PFF Bancorp, Inc.	85,400	2,562,854
*	Pico Holdings, Inc.	76,310	3,587,333
	Pinnacle Bancshares, Inc.	35	508
*	Pinnacle Financial Partners, Inc.	47,635	1,407,614
*	Piper Jaffray Companies, Inc.	52,200	3,492,180
	Placer Sierra Bancshares	1,700	47,804
*	PMA Capital Corp. Class A	104,308	1,109,837
#	Portfolio Recovery Associates, Inc.	52,805	3,126,056
	Premier Financial Bancorp, Inc.	5,300	81,885
	Presidential Life Corp.	76,892	1,404,048
	Princeton National Bancorp, Inc.	1,801	51,959
#	PrivateBancorp, Inc.	68,071	2,283,101
*	ProAssurance Corp.	92,250	5,213,970
	ProCentury Corp.	43,690	831,858
	Prosperity Bancshares, Inc.	144,211	4,995,469
	Provident Bankshares Corp.	106,193	3,552,156
	Provident Financial Holdings, Inc.	20,825	517,085
	Provident Financial Services, Inc.	219,853	3,693,530
	Provident New York Bancorp	144,047	1,974,884
	Pulaski Financial Corp.	25,748	408,878
	QC Holdings, Inc.	12,800	192,000
	Rainier Pacific Financial Group, Inc.	20,866	425,666
	Renasant Corp.	47,460	1,154,227
	Republic Bancorp, Inc. Class A	62,217	1,186,478
*	Republic First Bancorp, Inc.	13,071	130,579
	Resource America, Inc.	58,053	1,367,148
*	Rewards Network, Inc.	88,570	346,309
	Riverview Bancorp, Inc.	37,483	523,263
	RLI Corp.	80,600	4,630,470
	Rome Bancorp, Inc.	17,400	217,152
	Royal Bancshares of Pennsylvania, Inc. Class A	4,731	99,966
*	RTW, Inc.	13,050	111,577
	Rurban Financial Corp.	790	9,642
#	S&T Bancorp, Inc.	83,581	2,738,114
#	S.Y. Bancorp, Inc.	46,200	1,154,076
	Salisbury Bancorp, Inc.	152	5,274
	Sanders Morris Harris Group, Inc.	57,739	790,447
	Sandy Spring Bancorp, Inc.	51,850	1,665,940
#	SCBT Financial Corp.	5,637	204,398
*	SCPIE Holdings, Inc.	11,711	250,615
*	Seabright Insurance Holdings	52,000	930,280
#	Seacoast Banking Corp. of Florida	58,753	1,366,595
	Security Bank Corp.	35,862	737,323
#	Selective Insurance Group, Inc.	189,322	5,181,743

	Siebert Financial Corp.	22,100	82,875
#	Sierra Bancorp	31,307	871,274
	Simmons First National Corp. Class A	46,838	1,321,300
	South Street Financial Corp.	400	3,150
*	Southcoast Financial Corp.	4,456	90,459
	Southern Banc Co., Inc.	200	2,710
	Southern Community Financial Corp.	16,800	159,432
*	Southern Connecticut Bancorp, Inc.	300	2,241
#	Southside Bancshares, Inc.	19,105	412,859
	Southwest Bancorp, Inc.	48,476	1,191,055
	State Auto Financial Corp.	135,612	4,195,835
	State Bancorp, Inc.	38,560	696,008
	Sterling Bancorp	59,843	959,283
	Sterling Bancshares, Inc.	237,782	2,732,115
	Sterling Financial Corp.	163,307	4,938,404
#	Sterling Financial Corp. (PA)	97,343	961,749
	Stewart Information Services Corp.	54,900	2,175,138
* #	Stifel Financial Corp.	49,200	2,962,332
*	Stratus Properties, Inc.	12,235	442,173
#	Suffolk Bancorp	33,788	1,036,278
*	Sun American Bancorp	2,560	30,208
*	Sun Bancorp, Inc.	71,167	1,266,061
*	Superior Bancorp	111,530	1,136,491
	Susquehanna Bancshares, Inc.	167,291	3,601,775
	Sussex Bancorp	600	9,300
* #	SVB Financial Group	110,827	5,881,589
	SWS Group, Inc.	90,407	2,182,425
	Synergy Financial Group, Inc.	19,738	269,621
	Taylor Capital Group, Inc.	35,843	1,080,666
	Team Financial, Inc.	2,200	33,132
	Teche Holding Co.	700	30,940
* #	Tejon Ranch Co.	55,400	2,729,558
* #	Temecula Valley Bancorp, Inc.	30,641	585,550
*	Texas Capital Bancshares, Inc.	11,500	259,095
	TF Financial Corp.	2,900	87,696
*	The Bancorp, Inc.	45,441	975,164
*	The Intergroup Corp.	1,960	39,200
	The Phoenix Companies, Inc.	256,500	4,037,310
	The Savannah Bancorp, Inc.	700	17,640
*	Thomas Weisel Partners Group, Inc.	5,000	87,500
	TIB Financial Corp.	6,525	88,675
	TierOne Corp.	56,312	1,762,002
	Timberland Bancorp, Inc.	13,127	458,526
	Tompkins County Trustco, Inc.	10,538	393,067
	Tower Financial Corp.	2,600	39,650
	Tower Group, Inc.	28,100	889,646
*	Tradestation Group, Inc.	138,587	1,651,957
* #	Trenwick Group, Ltd.	11,975	16
*	Triad Guaranty, Inc.	46,114	2,056,223
	Trico Bancshares	50,700	1,148,355
#	TrustCo Bank Corp. NY	232,004	2,252,759
	UCBH Holdings, Inc.	72,019	1,340,274

	UMB Financial Corp.	139,201	5,374,551
#	Umpqua Holdings Corp.	186,626	4,658,185
*	Unico American Corp.	12,300	144,771
	Union Bankshares Corp.	41,952	986,292
	Union Bankshares, Inc.	100	2,129
*	United America Indemnity, Ltd.	23,343	583,342
	United Bancshares, Inc.	300	4,485
	United Bankshares, Inc.	130,501	4,404,409
*	United Capital Corp.	10,750	334,862
#	United Community Banks, Inc.	146,712	4,458,578
	United Community Financial Corp.	95,772	1,013,268
	United Financial Bancorp, Inc.	9,851	150,622
	United Fire & Casualty Co.	90,986	3,562,102
*	United PanAm Financial Corp.	53,952	847,046
#	United Security Bancshares CA	13,026	292,955
*	United Western Bancorp, Inc.	5,531	139,602
	Unity Bancorp, Inc.	6,529	77,565
*	Universal American Financial Corp.	175,452	3,724,846
#	Univest Corporation of Pennsylvania	41,152	967,072
	USB Holding Co., Inc.	71,714	1,444,339
*	Vesta Insurance Group, Inc.	800	2
#	Vineyard National Bancorp Co.	34,041	830,600
*	Virginia Commerce Bancorp, Inc.	78,810	1,439,859
#	Virginia Financial Group, Inc.	953	20,976
	Wainwright Bank & Trust Co.	105	1,391
	Washington Banking Co.	18,673	289,992
	Washington Savings Bank, FSB	3,500	29,925
	Washington Trust Bancorp, Inc.	44,457	1,082,528
	Wayne Savings Bancshares, Inc.	1,800	24,804
	Wesbanco, Inc.	68,861	2,158,792
#	West Bancorporation	55,458	824,106
	West Coast Bancorp	51,495	1,589,651
#	Westamerica Bancorporation	99,557	4,609,489
*	Western Alliance Bancorp	95,197	2,969,194
	Westwood Holdings Group, Inc.	8,701	234,492
	Willow Financial Bancorp, Inc.	49,486	603,729
	Wilshire Bancorp, Inc.	90,450	1,152,333
	Wilshire Enterprises, Inc.	7,307	41,650
	Wintrust Financial Corp.	80,819	3,708,784
*	World Acceptance Corp.	64,909	2,750,843
	WVS Financial Corp.	100	1,670
	Yardville National Bancorp	38,483	1,385,388
	Zenith National Insurance Corp.	44,300	2,142,791
*	ZipRealty, Inc.	5,800	43,500
Total Financials			556,590,739

Health Care — (11.6%)
*	A.D.A.M., Inc.	700	4,550
*	Abaxis, Inc.	71,070	1,626,792
* #	Abiomed, Inc.	90,980	1,015,337
*	Acacia Research-CombiMatrix	76,538	52,046
* #	Acadia Pharmaceuticals, Inc.	122,304	1,564,268

*	Accelr8 Technology Corp.	880	1,628
*	Accelrys, Inc.	89,998	575,987
* #	Access Pharmaceuticals, Inc.	5,400	25,704
* #	Acusphere, Inc.	74,830	218,504
* #	Adolor Corp.	137,700	517,752
*	Advanced Magnetics, Inc.	48,124	3,035,181
* #	Advancis Pharmaceutical Corp.	97,101	291,303
* #	ADVENTRX Pharmaceuticals, Inc.	213,100	600,942
*	Affymetrix, Inc.	29,155	757,447
*	Air Methods Corp.	40,370	1,425,868
* #	Akorn, Inc.	259,443	1,818,695
* #	Aksys, Ltd.	78,570	2,357
*	Albany Molecular Research, Inc.	114,481	1,629,065
* #	Alexion Pharmaceuticals, Inc.	121,613	5,906,743
*	Align Technology, Inc.	223,810	5,100,630
* #	Alkermes, Inc.	341,939	5,491,540
*	Alliance Imaging, Inc.	169,600	1,485,696
*	Allied Healthcare International, Inc.	146,507	440,986
*	Allied Healthcare Products, Inc.	7,200	45,864
*	Allion Healthcare, Inc.	19,135	95,675
*	Allos Therapeutics, Inc.	223,803	1,293,581
* #	Allscripts Healthcare Solutions, Inc.	186,202	4,573,121
*	Almost Family, Inc.	3,200	75,520
* #	Alnylam Pharmaceuticals, Inc.	125,805	2,063,202
	Alpharma, Inc. Class A	146,784	3,566,851
*	Alteon, Inc.	57,900	3,185
*	Amedisys, Inc.	87,834	3,276,208
*	America Services Group, Inc.	33,358	618,124
*	American Caresource Holding, Inc.	367	723
*	American Claims Evaluation, Inc.	1,000	1,920
*	American Dental Partners, Inc.	43,092	1,112,635
* #	American Medical Systems Holdings, Inc.	244,536	4,587,495
	American Shared Hospital Services	9,444	56,381
*	AMERIGROUP Corp.	177,900	4,536,450
*	AMICAS, Inc.	143,271	449,871
*	AMN Healthcare Services, Inc.	117,900	2,655,108
*	Amsurg Corp.	102,113	2,513,001
	Analogic Corp.	47,500	3,135,000
*	Anesiva, Inc.	42,989	324,567
*	Angeion Corp.	215	2,322
*	AngioDynamics, Inc.	37,914	600,937
*	Anika Therapeutics, Inc.	37,071	504,166
* #	Antigenics, Inc.	154,313	433,620
*	AP Pharma, Inc.	11,105	29,539
* #	Aphton Corp.	89,388	223
*	Applera Corp. - Celera Group	189,400	2,528,490
* #	Apria Healthcare Group, Inc.	147,300	4,265,808
*	Aradigm Corp.	13,957	21,075
* #	Arcadia Resources, Inc.	129,443	191,576
*	Ardea Biosciences, Inc.	18,700	106,590
* #	Arena Pharmaceuticals, Inc.	194,516	2,703,772
* #	Ariad Pharmaceuticals, Inc.	226,668	1,230,807

*	Arqule, Inc.	121,812	1,093,872
*	Array BioPharma, Inc.	135,803	1,688,031
	Arrhythmia Research Technology, Inc.	9,200	123,188
#	Arrow International, Inc.	153,239	5,884,378
* #	Arthrocare Corp.	86,310	3,803,682
* #	Aspect Medical Systems, Inc.	75,876	1,228,432
* #	AtheroGenics, Inc.	126,200	301,618
	Atrion Corp.	5,249	478,079
*	ATS Medical, Inc.	94,997	153,895
*	Auxilium Pharmaceuticals, Inc.	28,500	438,045
*	Avalon Pharmaceuticals, Inc.	2,700	14,310
* #	AVANIR Pharmaceuticals Class A	90,925	314,601
*	Avant Immunotherapeutics, Inc.	207,734	207,672
* #	AVI BioPharma, Inc.	174,800	533,140
*	Avigen, Inc.	98,951	663,961
* #	AXM Pharma, Inc.	26,900	4,573
*	Barrier Therapeutics, Inc.	99,483	649,624
* #	Bentley Pharmaceuticals, Inc.	68,060	807,192
*	Bioanalytical Systems, Inc.	4,967	35,067
* #	BioCryst Pharmaceuticals, Inc.	96,436	771,488
*	Bioenvision, Inc.	136,859	773,253
*	Bio-Imaging Technologies, Inc.	38,320	266,324
* #	BioLase Technology, Inc.	79,608	477,648
* #	BioMarin Pharmaceutical, Inc.	324,882	5,795,895
*	Bio-Rad Laboratories, Inc. Class A	13,600	1,015,920
*	Bio-Reference Laboratories, Inc.	46,286	1,205,287
* #	BioSante Pharmaceuticals, Inc.	77,456	528,250
*	BioScrip, Inc.	127,767	535,344
*	Biosite, Inc.	55,645	5,114,888
*	BioSphere Medical, Inc.	60,553	469,891
*	BioTime, Inc.	4,200	2,436
*	Bioveris Corp.	36,700	784,646
*	Bovie Medical Corp.	51,192	367,559
*	Bradley Pharmaceuticals, Inc.	53,951	1,191,238
*	Bruker BioSciences Corp.	357,819	3,055,774
* #	BSD Medical Corp.	71,546	568,791
*	Caliper Life Sciences, Inc.	160,274	737,260
	Cambrex Corp.	96,080	1,194,274
*	Candela Corp.	78,710	884,700
*	Cantel Medical Corp.	52,760	936,490
*	Capital Senior Living Corp.	89,610	996,463
*	Caraco Pharmaceutical Laboratories, Ltd.	89,433	1,382,634
*	Cardiac Science Corp.	57,013	599,207
*	CardioDynamics International Corp.	122,702	87,855
*	Cardiotech International, Inc.	57,363	75,146
* #	Cell Genesys, Inc.	225,126	972,544
* #	Cell Therapeutics, Inc.	42,225	209,014
*	Cellegy Pharmaceuticals, Inc.	3,220	258
*	Centene Corp.	147,800	3,397,922
* #	Cepheid, Inc.	187,106	2,189,140
*	Cerus Corp.	96,900	602,718
*	Chad Therapeutics, Inc.	9,700	19,400

#	Chemed Corp.	90,600	6,070,200
*	Cholestech Corp.	52,776	883,998
*	Ciphergen Biosystems, Inc.	73,586	86,096
*	Clarient, Inc.	20,200	43,026
*	Clinical Data, Inc.	11,809	262,160
*	Collagenex Pharmaceuticals, Inc.	72,343	766,112
* #	Columbia Laboratories, Inc.	159,051	402,399
* #	Combinatorx, Inc.	98,173	662,668
	Computer Programs & Systems, Inc.	34,200	1,148,436
*	Conceptus, Inc.	99,836	1,854,953
*	Conmed Corp.	92,254	2,888,473
*	Corautus Genetics, Inc.	1,542	571
*	Corcept Therapeutics, Inc.	65,606	91,192
* #	Cortex Pharmaceuticals, Inc.	128,000	380,160
*	Corvel Corp.	47,850	1,313,004
* #	Critical Therapeutics, Inc.	94,703	305,891
*	Criticare Systems, Inc.	37,180	135,335
*	Cross Country Healthcare, Inc.	105,557	1,837,747
* #	CryoCor, Inc.	31,286	186,152
*	CryoLife, Inc.	85,000	1,241,000
*	Cubist Pharmaceuticals, Inc.	187,400	4,300,830
*	CuraGen Corp.	186,031	504,144
* #	Curative Health Services, Inc.	37,800	—
*	Curis, Inc.	130,759	181,755
*	Cutera, Inc.	46,000	1,205,200
* #	CV Therapeutics, Inc.	187,605	1,977,357
* #	Cyberonics, Inc.	86,936	1,632,658
*	Cyclacel Pharmaceuticals, Inc.	65,077	551,853
*	Cynosure, Inc. Class A	3,100	99,076
*	Cypress Bioscience, Inc.	109,763	1,661,812
*	Cytogen Corp.	97,700	207,124
* #	Cytomedix, Inc.	31,900	33,495
*	Cytori Therapeutics, Inc.	17,292	106,173
* #	CytRx Corp.	1,700	7,140
	Datascope Corp.	51,821	1,909,604
*	Daxor Corp.	5,539	81,977
*	Del Global Technologies Corp.	21,254	38,363
* #	Dendreon Corp.	280,279	2,404,794
* #	DepoMed, Inc.	119,034	520,179
*	Dialysis Corporation of America	2,484	27,100
* #	Digene Corp.	79,200	3,524,400
*	Digirad Corp.	14,700	66,738
*	Dionex Corp.	64,915	4,602,474
*	Discovery Laboratories, Inc.	282,448	957,499
* #	Diversa Corp.	158,630	1,032,681
*	DJO, Inc.	79,700	3,109,097
*	DOV Pharmaceutical, Inc.	66,128	23,475
* #	Durect Corp.	235,616	942,464
* #	DUSA Pharmaceuticals, Inc.	64,210	226,019
* #	Dyadic International, Inc.	33,800	180,154
*	Dyax Corp.	163,730	759,707
* #	Dynacq Healthcare, Inc.	21,500	39,560

*	Dynavax Technologies Corp.	131,092	652,838
*	Eclipsys Corp.	51,100	1,041,418
* #	Elite Pharmaceuticals, Inc.	67,700	155,710
* #	Emageon, Inc.	34,200	259,236
* #	Emeritus Corp.	62,261	2,225,831
* #	Emisphere Technologies, Inc.	86,842	343,026
*	Encision, Inc.	2,013	6,844
* #	Encysive Pharmaceuticals, Inc.	183,698	723,770
* #	Endocare, Inc.	25,000	61,250
*	Endologix, Inc.	146,685	657,149
*	Enpath Medical, Inc.	20,939	300,265
*	Entremed, Inc.	179,400	321,126
*	Enzo Biochem, Inc.	124,604	2,026,061
* #	Enzon Pharmaceuticals, Inc.	138,400	1,172,248
*	EP Medsystems, Inc.	14,500	25,955
* #	Epicept Corp.	13,101	34,325
*	EPIX Pharmaceuticals, Inc.	110,883	653,101
*	eResearch Technology, Inc.	198,828	1,781,499
*	Escalon Medical Corp.	3,100	12,245
*	etrials Worldwide, Inc.	42,171	201,999
* #	ev3, Inc.	206,332	3,586,050
*	Exact Sciences Corp.	90,168	269,602
*	Exactech, Inc.	34,297	555,268
*	Exelixis, Inc.	328,521	3,640,013
*	E-Z-EM, Inc.	36,462	622,771
* #	Five Star Quality Care, Inc.	107,700	878,832
*	Genaera Corp.	3,716	11,334
*	Gene Logic, Inc.	84,972	124,059
*	Genesis HealthCare Corp.	61,350	4,190,205
* #	Genitope Corp.	120,600	430,542
* #	Genta, Inc.	289,475	86,090
*	Gentiva Health Services, Inc.	93,063	1,905,930
* #	GenVec, Inc.	249,689	1,098,632
* #	Geron Corp.	247,709	2,283,877
*	Greatbatch, Inc.	75,200	2,259,008
*	GTC Biotherapeutics, Inc.	58,164	69,215
*	GTx, Inc.	24,100	481,036
*	Haemonetics Corp.	89,847	4,460,005
*	Halozyme Therapeutics, Inc.	109,600	1,119,016
* #	Hana Biosciences, Inc.	7,000	12,250
*	Hanger Orthopedic Group, Inc.	56,252	643,523
*	Harvard Bioscience, Inc.	102,936	532,179
*	HealthAxis, Inc.	750	1,395
*	HealthExtras, Inc.	141,010	4,290,934
* #	HEALTHSOUTH Corp.	39,100	811,716
*	Healthspring, Inc.	38,500	940,170
*	HealthStream, Inc.	72,572	267,065
*	HealthTronics, Inc.	112,636	540,653
* #	Healthways, Inc.	118,700	5,533,794
* #	Hemispherx Biopharma, Inc.	180,600	285,348
* #	Hi-Tech Pharmacal Co., Inc.	38,425	453,415
*	HMS Holdings Corp.	79,634	1,633,293

* #	Hollis-Eden Pharmaceuticals, Inc.	77,453	196,731
	Hooper Holmes, Inc.	227,894	827,255
*	Horizon Health Corp.	41,800	836,418
* #	Human Genome Sciences, Inc.	424,008	4,490,245
*	Icagen, Inc.	6,500	11,245
*	ICU Medical, Inc.	48,250	1,937,238
*	Idera Pharmaceuticals, Inc.	70,008	595,768
* #	IDM Pharma, Inc.	3,888	12,792
* #	I-Flow Corp.	79,900	1,252,832
* #	Illumina, Inc.	163,575	5,337,452
*	Immtech International, Inc.	48,117	345,480
*	Immucor, Inc.	162,773	5,140,371
*	Immunicon Corp.	85,663	176,466
*	ImmunoGen, Inc.	141,553	796,943
* #	Immunomedics, Inc.	214,300	1,142,219
*	IMPATH Bankruptcy Liquidating Trust	21,600	27,216
*	IMPATH, Inc.	21,600	—
*	Impax Laboratories, Inc.	147,344	1,692,983
*	Implant Sciences Corp.	37,800	73,710
*	Incyte Corp.	285,515	2,024,301
*	Indevus Pharmaceuticals, Inc.	243,890	1,804,786
*	Infinity Pharmaceuticals, Inc.	62,084	670,507
*	Inhibitex, Inc.	32,100	44,619
*	Inovio Biomedical Corp.	125,990	459,864
*	Insite Vision, Inc.	18,000	32,220
* #	Insmed, Inc.	152,418	117,286
* #	Inspire Pharmaceuticals, Inc.	143,575	851,400
* #	Integra LifeSciences Holdings	92,958	4,770,605
*	IntegraMed America, Inc.	25,760	298,301
*	Interleukin Genetics, Inc.	44,433	106,639
* #	InterMune, Inc.	116,700	3,103,053
* #	Interpharm Holdings, Inc.	60,100	87,746
* #	Introgen Therapeutics, Inc.	139,493	610,979
	Invacare Corp.	96,200	1,707,550
*	Inventiv Health, Inc.	99,477	3,746,304
*	Inverness Medical Innovations, Inc.	7,261	346,277
*	Iomed, Inc.	20,600	54,796
*	Iridex Corp.	25,049	138,020
*	IRIS International, Inc.	61,524	847,801
* #	Isis Pharmaceuticals, Inc.	280,413	2,820,955
* #	Isolagen, Inc.	116,900	531,895
* #	Ista Pharmaceuticals, Inc.	89,145	711,377
*	I-Trax, Inc.	135,911	610,240
*	IVAX Diagnostics, Inc.	16,600	18,924
*	Javelin Pharmaceuticals, Inc.	135,400	973,526
*	Kendle International, Inc.	49,203	1,698,980
*	Kensey Nash Corp.	39,102	912,250
* #	Keryx Biopharmaceuticals, Inc.	138,150	1,509,980
	Kewaunee Scientific Corp.	2,137	23,913
*	Kindred Healthcare, Inc.	139,778	4,472,896
*	Kosan Biosciences, Inc.	144,149	893,724
*	K-V Pharmaceutical Co. Class A	125,948	3,400,596

*	K-V Pharmaceutical Co. Class B	20,275	546,614
* #	Kyphon, Inc.	123,225	5,851,955
* #	La Jolla Pharmaceutical Co.	128,651	690,856
	Landauer, Inc.	31,100	1,545,048
*	Langer, Inc.	8,300	42,330
*	Lannet Co., Inc.	77,465	508,170
#	LCA-Vision, Inc.	67,625	3,060,031
*	Lexicon Pharmaceuticals, Inc.	251,723	820,617
*	Lifecell Corp.	111,620	3,142,103
*	Lifecore Biomedical, Inc.	45,390	800,680
	Ligand Pharmaceuticals, Inc. Class B	186,300	1,231,443
*	Lipid Sciences, Inc.	67,308	89,520
*	Luminex Corp.	97,543	1,210,509
*	Magellan Health Services, Inc.	80,925	3,625,440
* #	Mannkind Corp.	156,593	1,782,028
* #	Martek Biosciences Corp.	101,420	2,122,721
* #	Matria Healthcare, Inc.	73,239	2,343,648
*	Matritech, Inc.	26,900	10,760
*	Matrixx Initiatives, Inc.	32,575	651,826
*	Maxygen, Inc.	124,652	1,267,711
* #	Medarex, Inc.	409,962	6,555,292
*	MedCath Corp.	71,849	2,371,017
*	Medical Action Industries, Inc.	53,748	1,085,710
*	Medical Staffing Network Holdings, Inc.	84,500	500,240
*	MEDTOX Scientific, Inc.	27,045	665,307
*	Memory Pharmaceuticals Corp.	200,107	576,308
*	Memry Corp.	86,700	153,459
*	Merge Technologies, Inc.	64,244	444,568
	Meridian Bioscience, Inc.	130,134	2,748,430
*	Merit Medical Systems, Inc.	91,076	1,042,820
*	Metabasis Therapeutics, Inc.	100,017	794,135
*	Metropolitan Health Networks, Inc.	161,500	290,700
*	MGI Pharma, Inc.	263,224	5,627,729
*	MicroIslet, Inc.	22,600	8,814
*	Micromet, Inc.	50,856	139,854
*	Microtek Medical Holdings, Inc.	131,216	600,969
*	Micrus Endovascular Corp.	3,700	79,143
* #	Milestone Scientific, Inc.	17,500	28,175
*	Minrad International, Inc.	161,286	975,780
*	Molina Healthcare, Inc.	90,100	2,880,497
* #	Momenta Pharmaceuticals, Inc.	76,647	1,002,543
* #	Monogram Biosciences, Inc.	311,835	567,540
*	MTS Medication Technologies	20,392	265,708
*	MWI Veterinary Supply, Inc.	3,691	142,325
* #	Myriad Genetics, Inc.	135,845	5,171,619
* #	Nabi Biopharmaceuticals	209,050	1,074,517
* #	Nanogen, Inc.	120,410	160,145
* #	Nastech Pharmaceutical Co., Inc.	68,033	819,117
*	National Dentex Corp.	5,337	98,574
	National Healthcare Corp.	40,408	2,151,726
	National Home Health Care Corp.	7,065	89,514
*	National Medical Health Card Systems, Inc.	17,549	289,208

	National Research Corp.	12,285	324,324
* #	Natus Medical, Inc.	73,000	1,143,910
* #	Nektar Therapeutics	259,583	2,943,671
*	Neogen Corp.	30,704	840,676
*	Neopharm, Inc.	86,417	120,120
* #	Neose Technologies, Inc.	141,343	374,559
*	Nephros, Inc.	1,275	1,849
* #	Neurobiological Technologies, Inc.	2,700	5,400
*	Neurocrine Biosciences, Inc.	153,200	1,780,184
*	Neurogen Corp.	131,049	1,013,009
* #	Neurometric, Inc.	35,430	319,224
*	New Brunswick Scientific Co., Inc.	24,430	193,241
* #	NitroMed, Inc.	126,659	303,982
*	NMT Medical, Inc.	41,299	555,472
*	North American Scientific, Inc.	39,350	55,090
* #	Northfield Laboratories, Inc.	82,985	128,627
*	NovaMed, Inc.	75,867	507,550
* #	Novavax, Inc.	197,371	574,350
*	Noven Pharmaceuticals, Inc.	84,208	1,974,678
*	Novoste Corp.	6,550	18,013
*	NPS Pharmaceuticals, Inc.	151,520	645,475
*	Nutraceutical International Corp.	37,081	606,274
*	Nutrition 21, Inc.	500	900
* #	NuVasive, Inc.	117,052	3,038,670
* #	Nuvelo, Inc.	160,981	592,410
*	NxStage Medical, Inc.	4,400	52,932
* #	Occulogix, Inc.	12,200	14,274
*	Odyssey Healthcare, Inc.	114,600	1,486,362
*	Omnicell, Inc.	95,773	2,155,850
*	Onyx Pharmaceuticals, Inc.	158,420	4,739,926
*	Optical Sensors, Inc.	1,633	1,796
	Option Care, Inc.	113,250	1,706,678
*	OraSure Technologies, Inc.	152,250	1,166,235
*	Orchid Cellmark, Inc.	99,789	510,920
*	Orthologic Corp.	106,463	154,371
* #	Oscient Pharmaceuticals Corp.	37,949	209,858
*	Osteotech, Inc.	59,239	433,629
#	Owens & Minor, Inc.	137,000	4,863,500
*	Oxigene, Inc.	95,830	437,943
* #	Pain Therapeutics, Inc.	145,722	1,226,979
* #	PainCare Holdings, Inc.	136,600	42,346
* #	Palatin Technologies, Inc.	190,062	368,720
* #	Palomar Medical Technologies, Inc.	61,494	2,391,502
*	Panacos Pharmaceuticals, Inc.	156,137	652,653
*	Par Pharmaceutical Companies, Inc.	118,700	3,479,097
*	Parexel International Corp.	90,262	3,630,338
*	PDI, Inc.	44,359	465,326
*	Pediatric Services of America, Inc.	22,580	357,893
* #	Penwest Pharmaceuticals Co.	71,300	926,900
	Perrigo Co.	296,447	5,798,503
*	Pharmacopia Drug Discovery, Inc.	25,650	154,670
*	Pharmacyclics, Inc.	67,401	232,533

*	Pharmanet Development Group, Inc.	60,818	1,952,866
* #	Pharmanetics, Inc.	100	—
*	Pharmion Corp.	105,840	3,070,418
*	PhotoMedex, Inc.	126,944	159,949
*	Point Therapeutics, Inc.	660	79
	PolyMedica Corp.	74,549	3,031,162
*	Possis Medical, Inc.	56,854	669,172
*	Pozen, Inc.	96,867	1,529,530
* #	Premier Laser Systems, Inc. Class A	3,400	14
*	Progenics Pharmaceuticals, Inc.	86,800	1,856,652
*	Prospect Medical Holdings, Inc.	18,800	103,400
* #	Providence Service Corp.	38,153	1,028,986
* #	ProxyMed, Inc.	41,079	108,859
*	PSS World Medical, Inc.	222,400	4,170,000
	Psychemedics Corp.	16,525	316,454
*	Psychiatric Solutions, Inc.	88,286	3,444,920
* #	QuadraMed Corp.	144,111	468,361
*	Questcor Pharmaceuticals, Inc.	25,900	15,540
*	Quidel Corp.	106,835	1,569,406
* #	Quigley Corp.	24,606	142,715
* #	Radiation Therapy Services, Inc.	77,300	2,135,026
*	RadNet, Inc.	29,000	197,200
*	Regeneration Technologies, Inc.	97,540	980,277
*	Regeneron Pharmaceuticals, Inc.	209,137	4,693,034
* #	RegeneRx Biopharmaceuticals, Inc.	16,360	35,174
*	RehabCare Group, Inc.	57,600	908,928
*	Renovis, Inc.	94,600	315,964
*	Repligen Corp.	100,238	389,926
*	Repros Therapeutics, Inc.	42,170	560,439
*	Res-Care, Inc.	91,730	1,898,811
*	Retractable Technologies, Inc.	11,200	30,352
* #	Rigel Pharmaceuticals, Inc.	82,722	805,712
* #	Rochester Medical Corp.	29,538	452,522
*	Rotech Healthcare, Inc.	20,074	25,895
*	Rural/Metro Corp.	13,600	95,064
*	Salix Pharmaceuticals, Ltd.	155,557	2,067,353
* #	Sangamo BioSciences, Inc.	115,697	843,431
* #	Santarus, Inc.	161,036	946,892
*	Savient Pharmaceuticals, Inc.	185,500	2,637,810
*	SciClone Pharmaceuticals, Inc.	152,861	420,368
* #	Sciele Pharma, Inc.	116,064	2,869,102
* #	SCOLR Pharma, Inc.	28,700	64,575
*	Seattle Genetics, Inc.	187,435	1,971,816
*	Senesco Technologies, Inc.	27,100	31,978
* #	Senomyx, Inc.	96,298	1,285,578
*	Sequenom, Inc.	116,758	506,730
*	SeraCare Life Sciences, Inc.	43,321	307,579
*	Signalife, Inc.	3,100	3,069
#	Sirona Dental Systems, Inc.	43,500	1,507,275
*	Somanetics Corp.	43,279	792,871
*	Sonic Innovations, Inc.	86,684	872,041
* #	SonoSite, Inc.	54,145	1,543,674

*	Sonus Pharmaceuticals, Inc.	67,150	385,441
	Span-American Medical System, Inc.	2,900	66,236
* #	Specialized Health Products International, Inc.	18,567	14,482
* #	Spectranetics Corp.	98,572	948,263
* #	Spectrum Pharmaceuticals, Inc.	84,708	554,837
*	SRI/Surgical Express, Inc.	8,700	45,501
*	Staar Surgical Co.	78,400	357,504
* #	StemCells, Inc.	259,497	635,768
* #	Stereotaxis, Inc.	25,100	302,204
	Steris Corp.	207,600	6,242,532
*	Stratagene Corp.	28,326	307,620
*	Strategic Diagnostics, Inc.	66,450	324,276
*	Sun Healthcare Group, Inc.	141,492	2,023,336
*	Sunesis Pharmaceuticals, Inc.	6,600	28,314
*	SunLink Health Systems, Inc.	1,048	7,126
*	Sunrise Senior Living, Inc.	156,030	6,110,135
*	SuperGen, Inc.	183,659	1,188,274
* #	SurModics, Inc.	60,692	2,277,164
*	Symbion, Inc.	71,501	1,564,442
*	Symmetry Medical, Inc.	93,300	1,430,289
*	Synovis Life Technologies, Inc.	40,139	560,340
* #	Tanox, Inc.	125,570	2,355,693
* #	Telik, Inc.	162,000	972,000
*	Tercica, Inc.	9,439	63,147
*	The Medicines Co.	188,092	3,669,675
*	Theragenics Corp.	99,200	435,488
*	Third Wave Technologies, Inc.	137,873	802,421
* #	Thoratec Corp.	174,843	3,463,640
*	Threshold Pharmaceuticals, Inc.	85,400	129,808
*	Titan Pharmaceuticals, Inc.	128,083	272,817
*	TLC Vision Corp.	31,060	184,496
	Trestle Holdings, Inc.	250	11
* #	Trimeris, Inc.	70,778	500,400
*	Tripos, Inc.	10,420	8,232
*	TriZetto Group, Inc.	159,632	2,957,981
*	U.S. Physical Therapy, Inc.	38,041	528,389
* #	United Therapeutics Corp.	74,258	4,900,285
*	Urologix, Inc.	46,442	111,925
*	Uroplasty, Inc.	25,359	107,269
	Utah Medical Products, Inc.	13,811	437,947
#	Valeant Pharmaceuticals International	312,887	4,940,486
*	Vanda Pharmaceuticals, Inc.	23,300	466,466
*	Varian, Inc.	95,999	5,649,541
*	Vascular Solutions, Inc.	50,676	456,591
*	Vaxgen, Inc.	41,100	69,870
*	Ventana Medical Systems, Inc.	118,445	6,095,180
*	ViaCell, Inc.	26,700	163,404
*	Viasys Healthcare, Inc.	108,819	4,673,776
*	Vical, Inc.	129,323	634,976
*	ViroPharma, Inc.	232,474	3,368,548
*	Vision-Sciences, Inc.	5,000	6,150
* #	VistaCare, Inc.	49,345	468,284

*	Vital Images, Inc.	55,992	1,544,819
	Vital Signs, Inc.	43,640	2,539,412
* #	Vivus, Inc.	191,865	1,045,664
#	West Pharmaceutical Services, Inc.	109,000	5,543,740
*	Wright Medical Group, Inc.	116,526	2,838,573
*	Xenoport, Inc.	81,251	3,575,044
	Young Innovations, Inc.	1,134	28,157
*	Zila, Inc.	133,329	227,993
*	Zoll Medical Corp.	66,024	1,482,239
* #	Zymogenetics, Inc.	223,614	3,665,033
Total Health Care			591,332,198

Industrials — (12.8%)
* #	3-D Systems Corp.	63,030	1,270,685
	AAON, Inc.	41,903	1,244,938
* #	AAR Corp.	126,783	4,120,448
*	Ablest, Inc.	2,100	22,911
	ABM Industries, Inc.	166,389	4,910,139
*	ABX Air, Inc.	199,483	1,260,733
* #	Acco Brands Corp.	183,309	4,584,558
*	Accuride Corp.	75,200	1,182,144
	Aceto Corp.	76,875	678,038
*	Active Power, Inc.	142,756	242,685
#	Actuant Corp.	93,178	5,183,492
	Administaff, Inc.	94,900	3,460,054
*	AeroCentury Corp.	400	6,480
*	Aerosonic Corp.	10,600	77,910
*	AirNet Systems, Inc.	21,500	76,755
* #	Airtran Holdings, Inc.	303,200	3,756,648
	Alamo Group, Inc.	29,705	754,210
*	Alaska Air Group, Inc.	133,007	3,878,484
	Albany International Corp. Class A	88,425	3,459,186
* #	Allied Defense Group, Inc.	16,600	150,894
	American Ecology Corp.	61,950	1,341,218
*	American Locker Group, Inc.	300	1,200
*	American Reprographics Co.	37,900	1,167,320
* #	American Science & Engineering, Inc.	31,200	1,690,416
* #	American Superconductor Corp.	118,099	2,047,837
#	American Woodmark Corp.	53,176	1,980,806
	Ameron International Corp.	29,999	2,354,922
*	Amistar Corp.	1,600	1,056
	Ampco-Pittsburgh Corp.	35,955	1,361,975
#	Amrep Corp.	22,670	1,321,661
	Angelica Corp.	32,199	808,195
*	APAC Customer Services, Inc.	170,075	530,634
	Apogee Enterprises, Inc.	96,410	2,373,614
	Applied Industrial Technologies, Inc.	122,325	3,579,230
	Applied Signal Technologies, Inc.	41,314	670,526
* #	Argon ST, Inc.	75,425	1,798,886
#	Arkansas Best Corp.	79,600	3,286,684
* #	Arotech Corp.	38,520	112,478
	Art’s-Way Manufacturing Co., Inc.	200	1,808

*	Astec Industries, Inc.	74,100	3,192,969
*	Astronics Corp.	7,525	211,001
* #	ASV, Inc.	90,932	1,594,038
*	Atlas Air Worldwide Holding, Inc.	91,036	5,337,441
*	Avalon Holding Corp. Class A	4,450	47,170
*	Axsys Technologies, Inc.	34,673	719,465
*	AZZ, Inc.	39,600	1,344,420
#	Badger Meter, Inc.	48,270	1,240,056
*	Baker (Michael) Corp.	28,700	982,688
	Baldor Electric Co.	146,233	6,782,287
*	Baldwin Technology Co., Inc. Class A	18,800	114,868
#	Barnes Group, Inc.	178,869	5,274,847
	Barrett Business Services, Inc.	38,300	961,713
*	Blount International, Inc.	159,800	2,086,988
	BlueLinx Holdings, Inc.	79,400	905,954
	Bowne & Co., Inc.	81,860	1,587,265
*	Breeze-Eastern Corp.	6,100	72,285
#	Briggs & Stratton Corp.	168,000	5,451,600
*	BTU International, Inc.	31,300	402,831
*	Builders FirstSource, Inc.	120,138	2,002,700
*	Butler International, Inc.	8,200	13,120
#	C&D Technologies, Inc.	83,279	518,828
*	Cannon Express, Inc.	200	5
* #	Capstone Turbine Corp.	297,900	285,984
	Cascade Corp.	42,300	2,880,630
*	Casella Waste Systems, Inc. Class A	80,089	858,554
*	Catalytica Energy Systems, Inc.	19,291	30,287
*	CBIZ, Inc.	226,695	1,695,679
	CDI Corp.	68,000	2,273,920
*	CECO Environmental Corp.	39,871	486,426
*	Celadon Group, Inc.	77,302	1,276,256
*	Cenveo, Inc.	182,500	4,454,825
* #	Ceradyne, Inc.	92,265	6,234,346
	Champion Industries, Inc.	30,129	222,051
*	Channell Commercial Corp.	7,200	34,056
	Chase Corp.	8,766	255,003
	Chicago Rivet & Machine Co.	200	4,698
	CIRCOR International, Inc.	48,590	1,855,652
	Clarcor, Inc.	174,400	5,828,448
*	Clean Harbors, Inc.	67,164	3,156,036
*	Columbus McKinnon Corp.	63,995	1,919,850
*	Comforce Corp.	12,877	33,480
	Comfort Systems USA, Inc.	138,419	1,937,866
*	Commercial Vehicle Group, Inc.	73,856	1,432,068
*	Competitive Technologies, Inc.	27,272	70,907
*	Compudyne Corp.	26,996	137,950
	CompX International, Inc.	5,000	96,500
*	COMSYS IT Partners, Inc.	65,999	1,519,297
*	Conrad Industries, Inc.	7,000	91,350
*	Consolidated Freightways Corp.	150	—
*	Consolidated Graphics, Inc.	45,982	3,338,293
*	Cornell Companies, Inc.	37,500	893,625

*	Corrpro Companies, Inc.	7,075	10,330
* #	CoStar Group, Inc.	65,083	3,531,404
*	Covenant Transport, Inc. Class A	30,955	348,863
*	CPI Aerostructures, Inc.	14,966	122,721
*	CRA International, Inc.	39,800	2,105,022
*	Cross (A.T.) Co. Class A	14,300	148,577
	Cubic Corp.	90,795	2,281,678
	Curtiss-Wright Corp.	145,000	6,535,150
* #	Delta Air Lines, Inc.	269,947	—
	Deluxe Corp.	186,930	8,163,233
*	Devcon International Corp.	3,500	13,790
*	DHB Industries, Inc.	132,600	716,040
	Diamond Management & Technology Consultants, Inc.	107,150	1,394,022
*	Distributed Energy Systems Corp.	104,150	77,071
* #	Document Securities Systems, Inc.	46,500	564,510
*	Dollar Thrifty Automotive Group, Inc.	73,500	3,416,280
*	Ducommun, Inc.	35,096	876,347
*	Dynamex, Inc.	36,099	974,673
*	Dynamic Materials Corp.	41,150	1,491,688
	Eagle Bulk Shipping, Inc.	141,824	3,159,839
	Eastern Co.	14,315	418,857
	Ecology & Environment, Inc. Class A	2,000	25,800
	EDO Corp.	71,700	2,406,969
*	EGL, Inc.	117,944	5,466,704
*	Electro Rent Corp.	84,056	1,211,247
*	EMCOR Group, Inc.	91,200	5,981,808
#	Encore Wire Corp.	76,969	2,235,949
* #	Energy Conversion Devices, Inc.	134,360	4,619,297
*	Energy Focus, Inc.	35,200	264,000
*	EnerSys	159,500	2,890,140
* #	ENGlobal Corp.	87,300	902,682
	Ennis, Inc.	86,200	2,060,180
*	EnPro Industries, Inc.	67,700	2,812,258
*	Environmental Tectonics Corp.	7,500	24,675
	Equifax, Inc.	36,805	1,546,914
* #	ESCO Technologies, Inc.	88,000	4,458,960
	Espey Manufacturing & Electronics Corp.	2,800	64,904
*	Esterline Technologies Corp.	87,000	3,958,500
*	Evercel, Inc.	466	1,049
* #	Evergreen Solar, Inc.	235,427	1,972,878
*	Exponent, Inc.	50,310	1,157,130
*	ExpressJet Holdings, Inc.	173,300	1,072,727
	Federal Signal Corp.	163,000	2,663,420
*	First Aviation Services, Inc.	6,100	15,311
*	First Consulting Group, Inc.	90,503	819,052
* #	Flanders Corp.	84,297	599,352
*	Flow International Corp.	115,178	1,478,886
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,793
#	Forward Air Corp.	103,400	3,516,634
*	Foster (L.B.) Co. Class A	9,700	258,699
#	Franklin Electric Co., Inc.	75,820	3,574,155

* #	Frontier Airlines Holdings, Inc.	94,662	574,598
	Frozen Food Express Industries, Inc.	51,982	538,014
* #	FTI Consulting, Inc.	143,925	5,336,739
* #	FuelCell Energy, Inc.	211,954	1,462,483
*	Furmanite Corp.	116,270	848,771
	G & K Services, Inc. Class A	72,855	2,773,590
*	Gardner Denver Machinery, Inc.	25,076	1,032,880
*	Gehl Co.	40,050	1,189,886
	Gencorp, Inc.	193,611	2,596,324
	General Employment Enterprises, Inc.	4,817	10,212
*	Genesee & Wyoming, Inc.	127,375	4,143,509
*	Global Cash Access, Inc.	50,600	822,250
*	Global Payment Technologies, Inc.	5,400	3,726
	Gorman-Rupp Co.	45,456	1,531,867
*	GP Strategies Corp.	54,952	585,788
*	Graftech International, Ltd.	345,100	5,342,148
	Graham Corp.	3,700	63,825
#	Greenbrier Companies, Inc.	51,100	1,611,183
*	Griffon Corp.	101,480	2,368,543
	Hardinge, Inc.	35,560	1,108,050
*	Hawaiian Holdings, Inc.	153,675	599,333
	Healthcare Services Group, Inc.	93,875	2,616,296
#	Heartland Express, Inc.	324,241	5,437,522
#	Heico Corp.	71,800	3,080,220
	Heico Corp. Class A	51,463	1,841,861
*	Heidrick & Struggles International, Inc.	60,507	2,949,111
*	Henry Bros. Electronics, Inc.	14,244	61,961
*	Herley Industries, Inc.	42,000	661,080
* #	Hexcel Corp.	296,113	6,849,094
* #	Hill International, Inc.	83,966	591,121
*	Hirsch International Corp. Class A	3,200	16,256
	Hi-Shear Technology Corp.	22,362	233,012
	Horizon Lines, Inc. Class A	12,200	420,656
*	Hub Group, Inc. Class A	132,476	4,898,962
*	Hudson Highland Group, Inc.	85,200	1,838,616
*	Hudson Technologies, Inc.	4,700	5,217
*	Hurco Companies, Inc.	21,760	1,039,258
*	Huron Consulting Group, Inc.	13,200	904,464
*	Huttig Building Products, Inc.	67,300	546,476
*	ICT Group, Inc.	51,307	967,137
*	II-VI, Inc.	97,304	2,700,186
	IKON Office Solutions, Inc.	347,960	5,069,777
*	Industrial Distribution Group, Inc.	24,306	276,116
*	Infrasource Services, Inc.	128,200	4,640,840
*	Innotrac Corp.	16,300	49,878
* #	Innovative Solutions & Support, Inc.	57,330	1,506,632
* #	Insituform Technologies, Inc. Class A	89,919	1,896,392
#	Insteel Industries, Inc.	57,800	1,055,428
*	Integrated Electrical Services, Inc.	52,928	1,401,533
* #	Interline Brands, Inc.	19,200	470,016
*	International Shipholding Corp.	8,000	162,000
	Interpool, Inc.	57,800	1,560,022

*	Intersections, Inc.	57,070	592,387
*	Ionatron, Inc.	265,786	1,318,299
*	JPS Industries, Inc.	8,900	31,996
*	K&F Industries Holdings, Inc.	126,860	3,356,716
*	Kadant, Inc.	35,720	1,066,242
	Kaman Corp. Class A	82,500	2,423,850
#	Kaydon Corp.	92,912	4,483,004
	Kelly Services, Inc. Class A	104,366	3,007,828
* #	Kenexa Corp.	83,309	3,249,884
*	Key Technology, Inc.	16,302	329,626
*	Kforce, Inc.	134,755	2,165,513
*	Kirby Corp.	700	28,014
#	Knight Transportation, Inc.	283,779	5,315,181
#	Knoll, Inc.	96,700	2,340,140
*	Korn/Ferry International	145,120	3,774,571
*	K-Tron International, Inc.	9,313	871,231
*	LaBarge, Inc.	51,710	662,922
*	Labor Ready, Inc.	172,300	4,135,200
* #	Ladish Co., Inc.	49,300	2,188,427
	Lawson Products, Inc.	15,828	582,945
*	Layne Christensen Co.	52,328	2,355,283
*	Learning Tree International, Inc.	55,881	771,158
*	LECG Corp.	76,000	1,124,800
*	LGL Group, Inc.	2,400	33,336
#	Lindsay Corp.	38,400	1,319,040
*	LMI Aerospace, Inc.	37,641	782,180
	LSI Industries, Inc.	70,870	1,081,476
*	Lydall, Inc.	40,700	574,277
*	M&F Worldwide Corp.	62,700	4,281,783
*	Mac-Gray Corp.	28,600	433,862
	Macquarie Infrastucture Co. Trust	600	26,766
*	Magnetek, Inc.	101,278	504,364
*	MAIR Holdings, Inc.	53,016	350,966
*	Marten Transport, Ltd.	70,882	1,372,276
*	Maxco, Inc.	3,000	20,700
	McGrath Rentcorp.	85,514	2,662,051
*	Meadow Valley Corp.	2,300	31,073
*	Media Sciences International, Inc.	2,800	16,744
* #	Medialink Worldwide, Inc.	20,800	107,536
*	Merrimac Industries, Inc.	2,960	29,304
*	Mesa Air Group, Inc.	106,935	753,892
	Met-Pro Corp.	35,904	552,922
*	MFRI, Inc.	22,204	529,565
* #	Microvision, Inc.	146,819	813,377
*	Middleby Corp.	22,487	2,789,063
*	Midwest Air Group, Inc.	57,700	868,385
*	Milacron, Inc.	15,030	115,881
* #	Millennium Cell, Inc.	57,100	39,405
*	Miller Industries, Inc.	39,180	958,343
#	Mine Safety Appliances Co.	122,500	5,267,500
*	Misonix, Inc.	21,900	122,421
* #	Mobile Mini, Inc.	117,730	3,555,446

*	Modtech Holdings, Inc.	50,350	138,463
*	Moog, Inc. Class A	122,346	5,268,219
*	Moog, Inc. Class B	4,850	207,338
*	MTC Technologies, Inc.	50,148	1,046,589
	Mueller Industries, Inc.	114,545	4,007,930
	Multi-Color Corp.	17,996	738,736
*	M-Wave, Inc.	575	1,846
	NACCO Industries, Inc. Class A	6,400	1,088,000
*	Nashua Corp.	6,400	66,176
*	National Patent Development Corp.	14,160	40,356
*	National Technical Systems, Inc.	21,100	138,627
* #	Navigant Consulting, Inc.	181,300	3,778,292
* #	NCI Building Systems, Inc.	64,300	3,305,663
	Nordson Corp.	114,575	5,956,754
* #	North America Galvanizing & Coatings, Inc.	26,000	377,000
* #	Northwest Airlines Corp.	60,357	151
*	NuCo2, Inc.	52,100	1,347,306
*	Odyssey Marine Exploration, Inc.	159,500	1,052,700
*	Old Dominion Freight Line, Inc.	123,022	3,841,977
	Omega Flex, Inc.	25,100	522,331
*	On Assignment, Inc.	122,315	1,333,234
*	Orbit International Corp.	1,977	16,409
*	Orbital Sciences Corp.	200,952	4,141,621
*	P.A.M. Transportation Services, Inc.	20,468	375,792
*	Paragon Technologies, Inc.	9,400	55,366
*	Park-Ohio Holdings Corp.	34,735	810,020
*	Patrick Industries, Inc.	6,283	84,946
*	Patriot Transportation Holding, Inc.	9,421	842,614
*	Peerless Manufacturing Co.	7,978	320,955
*	Pemco Aviation Group, Inc.	1,050	9,954
*	Perini Corp.	87,300	4,801,500
*	PHH Corp.	171,200	5,307,200
* #	Pinnacle Airlines Corp.	72,900	1,315,845
* #	Plug Power, Inc.	221,443	655,471
	Portec Rail Products, Inc.	16,500	200,310
*	Powell Industries, Inc.	39,430	1,104,040
* #	Power-One, Inc.	276,861	1,013,311
*	PPT Vision, Inc.	1,700	833
	Preformed Line Products Co.	8,071	409,361
*	PRG-Schultz International, Inc.	16,122	263,595
*	Protection One, Inc.	6,815	104,201
	Providence & Worcester Railroad Co.	3,900	75,855
#	PW Eagle, Inc.	38,300	1,225,983
*	Quality Distribution, Inc.	58,800	592,116
* #	Quanta Services, Inc.	18,605	558,336
	Quipp, Inc.	1,400	10,080
	Quixote Corp.	28,540	527,134
#	Raven Industries, Inc.	59,630	2,100,169
*	RBC Bearings, Inc.	7,900	304,940
*	RCM Technologies, Inc.	39,234	247,174
	Regal-Beloit Corp.	102,804	4,997,302
*	Republic Airways Holdings, Inc.	141,467	3,306,084

* #	Resources Connection, Inc.	161,736	5,217,603
	Robbins & Myers, Inc.	58,700	2,636,804
	Rollins, Inc.	225,250	5,201,023
*	Rush Enterprises, Inc. Class A	55,251	1,354,202
*	Rush Enterprises, Inc. Class B	6,800	159,596
*	Saia, Inc.	37,454	1,070,810
	Schawk, Inc.	87,360	1,781,270
* #	School Specialty, Inc.	69,600	2,431,824
*	Schuff International, Inc.	6,800	179,860
*	Secom General Corp.	140	—
*	Sequa Corp. Class A	6,700	737,000
*	Sequa Corp. Class B	2,500	275,000
	Servidyne, Inc.	330	1,436
*	Servotronics, Inc.	1,300	11,830
*	SIFCO Industries, Inc.	5,715	116,586
* #	Simclar, Inc.	6,400	39,360
#	Simpson Manufacturing Co., Inc.	158,941	5,295,914
*	Sirva, Inc.	244,100	695,685
	Skywest, Inc.	199,426	5,490,198
*	SL Industries, Inc.	9,500	158,650
*	SmartPros, Ltd.	1,600	7,936
#	Smith (A.O.) Corp.	76,350	2,999,792
*	Smithway Motor Xpress Corp. Class A	3,900	41,340
*	SPACEHAB, Inc.	25,866	13,709
*	Sparton Corp.	9,393	67,442
*	Spherion Corp.	162,820	1,603,777
*	Spherix, Inc.	46,995	130,176
* #	Spire Corp.	27,126	267,462
* #	Standard Automotive Corp.	4,400	—
*	Standard Parking Corp.	32,280	1,184,030
	Standard Register Co.	79,900	951,609
	Standex International Corp.	40,400	1,152,612
	Starrett (L.S.) Co. Class A	4,700	79,947
*	Sterling Construction Co., Inc.	34,600	810,678
*	Stonepath Group, Inc.	65,000	3,250
	Sun Hydraulics, Inc.	35,769	1,544,505
*	Superior Essex, Inc.	67,218	2,375,484
	Supreme Industries, Inc.	15,908	101,016
	Sypris Solutions, Inc.	54,547	450,013
* #	SYS	42,400	89,888
	TAL International Group, Inc.	25,500	663,510
*	Target Logistics, Inc.	11,000	23,760
* #	Taser International, Inc.	204,300	2,153,322
*	Team, Inc.	26,000	1,018,940
*	TeamStaff, Inc.	19,500	19,110
	Tech/Ops Sevcon, Inc.	4,744	43,645
	Technology Research Corp.	18,550	99,985
	Tecumseh Products Co. Class A	42,900	685,113
*	Teledyne Technologies, Inc.	111,400	5,133,312
	Tennant Co.	61,800	2,009,736
* #	Tetra Tech, Inc.	191,296	4,219,990
* #	The Advisory Board Co.	61,697	3,212,563

*	The Geo Group, Inc.	83,300	4,539,850
* #	The Lamson & Sessions Co.	53,820	1,503,193
	Thomas Group, Inc.	5,332	63,024
	Titan International, Inc.	88,900	2,803,906
	Todd Shipyards Corp.	6,490	133,824
*	Trailer Bridge, Inc.	9,500	122,265
*	TransDigm Group, Inc.	18,000	665,100
*	TRC Companies, Inc.	58,896	779,783
	Tredegar Industries, Inc.	108,191	2,500,294
* #	Trex Co., Inc.	49,800	996,000
#	Trinity Industries, Inc.	10,849	500,898
	Triumph Group, Inc.	52,015	3,437,151
*	TRM Corp.	56,200	79,804
*	Tufco Technologies, Inc.	4,700	37,835
* #	TurboChef Technologies, Inc.	98,538	1,294,789
	Twin Disc, Inc.	18,740	1,306,178
*	U.S. Home Systems, Inc.	27,449	394,717
*	U.S. Xpress Enterprises, Inc. Class A	10,523	146,164
	UAP Holding Corp.	153,100	4,510,326
*	Ultralife Batteries, Inc.	48,130	466,380
#	United Industrial Corp.	36,800	2,204,320
*	United Rentals, Inc.	12,300	412,665
*	United Stationers, Inc.	95,009	6,374,154
	Universal Forest Products, Inc.	62,305	2,995,624
*	Universal Security Instruments, Inc.	7,649	240,179
*	Universal Truckload Services, Inc.	19,900	425,860
* #	UQM Technologies, Inc.	83,400	336,102
*	USA Truck, Inc.	31,835	533,236
* #	Valence Technology, Inc.	20,900	28,215
	Valmont Industries, Inc.	84,450	5,952,881
*	Valpey Fisher Corp.	1,650	9,240
*	Veri-Tek International Corp.	1,200	9,756
*	Versar, Inc.	26,000	214,500
	Viad Corp.	70,199	3,114,730
	Vicor Corp.	91,942	1,091,352
* #	Volt Information Sciences, Inc.	77,450	1,923,084
	VSE Corp.	5,389	362,949
	Wabash National Corp.	100,800	1,474,704
	Wabtec Corp.	159,100	6,230,356
	Walter Industries, Inc.	171,700	5,527,023
*	Washington Group International, Inc.	74,115	6,225,660
* #	Waste Connections, Inc.	114,150	3,518,103
	Waste Industries USA, Inc.	44,770	1,396,376
	Watsco, Inc. Class A	79,700	5,037,837
	Watsco, Inc. Class B	1,350	85,577
	Watson Wyatt & Co. Holdings	122,700	6,327,639
#	Watts Water Technologies, Inc.	103,080	3,906,732
	Werner Enterprises, Inc.	248,684	4,807,062
*	Westaff, Inc.	44,632	238,781
* #	Western Power & Equipment Corp.	3,273	1,244
*	Williams Scotsman International, Inc.	23,705	544,267
*	Willis Lease Finance Corp.	9,500	106,875

*	Wolverine Tube, Inc.	43,700	82,156
	Woodward Governor Co.	113,018	6,243,114
*	World Air Holdings, Inc.	1,104	13,171
	WSI Industries, Inc.	2,000	9,760
*	Zareba Systems, Inc.	300	1,728
Total Industrials			652,109,613

Information Technology — (15.6%)
* #	24/7 Real Media, Inc.	167,600	1,967,624
*	3Com Corp.	104,194	487,628
* #	8X8, Inc.	19,200	27,648
*	Acacia Research-Acacia Technologies	84,160	1,142,051
* #	Access Integrated Technologies, Inc.	71,200	510,504
*	ACE*COMM Corp.	7,300	5,913
*	Acorn Factor, Inc.	7,100	30,885
*	Actel Corp.	85,935	1,200,512
*	ActivIdentity Corp.	155,103	697,964
*	Actuate Corp.	205,666	1,275,129
*	Adaptec, Inc.	375,900	1,529,913
*	ADDvantage Technologies Group, Inc.	10,367	50,798
*	Adept Technology, Inc.	2,150	16,448
	Adtran, Inc.	262,626	7,106,660
*	Advanced Analogic Technologies, Inc.	150,509	1,333,510
*	Advanced Energy Industries, Inc.	152,664	3,746,375
* #	Advanced Photonix, Inc.	13,500	24,030
* #	Advent Software, Inc.	91,285	3,290,824
*	Aehr Test Systems	19,219	116,275
*	Aeroflex, Inc.	242,647	3,431,029
*	Aetrium, Inc.	34,918	159,924
*	Agile Software Corp.	194,295	1,558,246
	Agilysys, Inc.	82,488	1,791,639
*	Airspan Networks, Inc.	140,800	464,640
*	Allen Organ Co. Escrow	800	13,032
*	Alliance Semiconductor Corp.	48,050	225,835
*	Allied Motion Technologies, Inc.	2,800	16,884
	American Software, Inc. Class A	80,005	772,848
*	American Technical Ceramics Corp.	21,857	321,735
*	AMIS Holdings, Inc.	305,528	3,904,648
*	Amkor Technology, Inc.	441,988	6,285,069
*	Ampex Corp. Class A	5,825	87,375
*	Amtech Systems, Inc.	21,570	172,776
* #	Anadigics, Inc.	200,100	2,519,259
*	Analysts International Corp.	60,586	114,508
*	Anaren, Inc.	56,600	988,236
*	Andrew Corp.	398,414	5,271,017
*	Ansoft Corp.	80,478	2,578,515
*	Answerthink, Inc.	144,533	511,647
*	Ansys, Inc.	89,488	5,025,646
*	APA Enterprises, Inc.	11,400	14,478
*	Apogee Technology, Inc.	5,300	3,339
*	Applied Micro Circuits Corp.	949,738	2,668,764
*	Applix, Inc.	48,700	757,285

*	Aptimus, Inc.	20,901	102,624
* #	aQuantive, Inc.	100,725	6,425,248
*	Ardent Communications, Inc.	12,900	32
* #	Ariba, Inc.	261,821	2,437,554
* #	Arris Group, Inc.	367,300	6,042,085
*	Art Technology Group, Inc.	357,785	1,016,109
*	ASA International, Ltd.	640	2,128
*	Ascendia Brands, Inc.	40,200	61,104
*	Aspen Technology, Inc.	298,389	4,434,061
*	Astea International, Inc.	2,800	18,312
	Astro-Med, Inc.	12,964	149,086
*	Asyst Technologies, Inc.	167,000	1,199,060
* #	Atari, Inc.	29,458	91,320
*	Atheros Communications	186,896	5,440,543
*	Atmel Corp.	2,500	13,975
*	ATMI, Inc.	119,833	3,660,898
*	Authentidate Holding Corp.	99,800	152,694
*	Authorize.Net Holdings, Inc.	95,236	1,558,061
*	Autobytel, Inc.	145,845	635,884
* #	Avanex Corp.	430,395	727,368
*	Avici Systems, Inc.	47,743	433,984
* #	Avid Technology, Inc.	135,263	4,612,468
*	Aviza Technology, Inc.	67,930	372,936
*	Avocent Corp.	159,465	4,469,804
*	Aware, Inc.	80,192	424,216
*	Axcelis Technologies, Inc.	345,200	2,219,636
*	Axesstel, Inc.	57,700	86,550
*	AXS-One, Inc.	83,200	55,744
*	AXT, Inc.	100,090	385,347
* #	Bankrate, Inc.	59,757	2,599,430
* #	BearingPoint, Inc.	693,761	5,126,894
	Bel Fuse, Inc. Class A	2,500	94,975
	Bel Fuse, Inc. Class B	31,247	1,134,891
*	Bell Industries, Inc.	8,700	37,758
*	Bell Microproducts, Inc.	97,271	626,425
*	Benchmark Electronics, Inc.	228,792	5,058,591
*	BISYS Group, Inc.	410,100	4,818,675
*	Bitstream, Inc.	8,200	68,306
	Black Box Corp.	56,600	2,061,938
* #	Blackboard, Inc.	96,164	3,957,149
*	Blonder Tongue Laboratories, Inc.	9,500	16,625
*	Blue Coat Systems, Inc.	50,586	2,225,278
	Bogen Communications International, Inc.	12,100	81,675
* #	Bookham, Inc.	227,616	489,374
*	Borland Software Corp.	250,800	1,494,768
*	Bottomline Technologies, Inc.	83,439	1,058,007
	BPO Management Services, Inc.	176	211
*	Brightpoint, Inc.	163,880	2,153,383
*	Broadcaster, Inc.	1,200	1,464
* #	BroadVision, Inc.	512,806	1,199,966
*	Brocade Communications Systems, Inc.	270,799	2,485,935
*	Brooks Automation, Inc.	257,334	4,552,238

*	BSQUARE Corp.	32,668	190,128
* #	Cabot Microelectronics Corp.	81,300	2,720,298
*	CalAmp Corp.	77,728	348,221
*	California Micro Devices Corp.	78,597	382,767
*	Callidus Software, Inc.	31,000	239,630
*	CallWave, Inc.	65,300	238,345
	CAM Commerce Solutions, Inc.	10,100	281,184
*	Captaris, Inc.	93,428	481,154
*	Carrier Access Corp.	105,489	419,846
*	Cascade Microtech, Inc.	581	7,268
	Cass Information Systems, Inc.	2,200	73,040
*	Catalyst Semiconductor, Inc.	55,740	211,812
*	Catapult Communications Corp.	46,791	473,993
*	C-COR, Inc.	166,000	2,430,240
*	Centillium Communications, Inc.	116,889	257,156
*	CEVA, Inc.	65,267	482,976
*	Checkpoint Systems, Inc.	133,900	3,351,517
*	Cherokee International Corp.	65,469	320,798
*	Chordiant Software, Inc.	111,300	1,574,895
*	Ciber, Inc.	169,812	1,513,025
*	Ciprico, Inc.	11,597	93,008
*	Cirrus Logic, Inc.	297,590	2,303,347
*	Clarus Corp.	32,700	320,460
*	CLST Holdings, Inc.	28,818	74,062
*	CMGI, Inc.	180,510	451,275
*	CNET Networks, Inc.	631,185	5,724,848
	Cognex Corp.	151,140	3,556,324
*	Coherent, Inc.	106,293	3,297,209
	Cohu, Inc.	76,298	1,559,531
	Comarco, Inc.	18,436	111,353
* #	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	8,360	82,597
*	Computer Horizons Corp.	109,233	77,555
*	Computer Task Group, Inc.	49,800	234,558
* #	Comtech Telecommunications Corp.	78,700	3,523,399
*	Concur Technologies, Inc.	123,383	2,457,789
*	Concurrent Computer Corp.	207,000	370,530
* #	Conexant Systems, Inc.	1,062,406	1,370,504
* #	Convera Corp.	127,874	544,743
*	Cosine Communications, Inc.	22,621	76,911
*	Covansys Corp.	123,706	4,180,026
*	C-Phone Corp.	8,900	51
*	CPI International, Inc.	40,857	837,160
* #	Cray, Inc.	55,562	450,052
*	Credence Systems Corp.	338,798	1,124,809
*	Critical Path, Inc.	2,200	242
*	Crossroads Systems, Inc.	21,669	32,287
*	CSG Systems International, Inc.	153,632	4,270,970
*	CSP, Inc.	7,092	63,828
	CTS Corp.	96,159	1,155,831
*	CVD Equipment Corp.	11,229	69,339
*	Cyberoptics Corp.	30,211	415,099

*	Cybersource Corp.	119,200	1,566,288
* #	Cymer, Inc.	126,786	5,089,190
#	Daktronics, Inc.	133,716	3,203,835
*	Data I/O Corp.	7,400	30,414
*	Datalink Corp.	35,900	235,504
	Dataram Corp.	27,600	122,820
*	DataTRAK International, Inc.	7,600	37,164
*	Datawatch Corp.	4,032	19,757
*	DealerTrack Holdings, Inc.	13,810	498,403
*	Delphax Technologies, Inc.	6,300	7,056
*	Digi International, Inc.	82,826	1,163,705
*	Digimarc Corp.	72,565	683,562
*	Digital Angel Corp.	132,600	241,332
*	Digital River, Inc.	74	3,805
* #	Diodes, Inc.	85,639	3,167,787
*	Ditech Networks, Inc.	111,312	890,496
*	Document Sciences Corp.	14,200	88,608
*	Dot Hill Systems Corp.	143,578	572,876
*	DPAC Technologies Corp.	1,261	101
*	DSP Group, Inc.	96,800	2,109,272
*	DTS, Inc.	61,589	1,405,461
* #	Dycom Industries, Inc.	138,266	4,112,031
*	Dynamics Research Corp.	28,408	371,861
* #	EarthLink, Inc.	419,797	3,475,919
*	EasyLink Services Corp.	1,393	7,787
* #	Echelon Corp.	133,506	2,328,345
*	eCollege.com, Inc.	75,774	1,669,301
* #	EDGAR Online, Inc.	81,584	244,752
*	Edgewater Technology, Inc.	39,955	336,022
*	EFJ, Inc.	83,394	440,320
*	eFunds Corp.	160,406	5,423,327
*	Elecsys Corp.	900	7,380
*	Electro Scientific Industries, Inc.	99,093	2,046,270
* #	Electroglas, Inc.	63,500	137,795
*	Electronics for Imaging, Inc.	193,166	5,507,163
* #	eLoyalty Corp.	30,989	784,951
*	Embarcadero Technologies, Inc.	77,550	553,707
* #	EMCORE Corp.	173,250	840,263
*	EMS Technologies, Inc.	52,068	1,058,542
*	Emulex Corp.	287,200	6,372,968
*	En Pointe Technologies, Inc.	6,400	22,080
*	Endwave Corp.	39,300	483,783
*	Entegris, Inc.	442,595	5,089,843
*	Entertainment Distribution Co., Inc.	211,977	449,391
*	Entrust, Inc.	205,389	844,149
* #	Epicor Software Corp.	196,622	2,847,087
*	EPIQ Systems, Inc.	66,166	1,746,782
*	ePlus, Inc.	25,190	245,351
* #	eSpeed, Inc.	101,780	926,198
*	ESS Technology, Inc.	110,500	151,385
*	Euronet Worldwide, Inc.	128,336	3,448,388
*	Evans & Sutherland Computer Corp.	12,743	33,896

*	Evolving Systems, Inc.	12,200	24,644
*	Exar Corp.	111,508	1,515,394
*	Excel Technology, Inc.	33,772	912,519
*	Extreme Networks, Inc.	405,214	1,519,553
*	Ezenia!, Inc.	200	258
* #	FalconStor Software, Inc.	167,005	1,812,004
*	Faro Technologies, Inc.	49,770	1,651,866
* #	FEI Co.	117,950	4,375,945
* #	Finisar Corp.	1,046,288	3,798,025
*	Firstwave Technologies, Inc.	2,500	5,100
* #	Flextronics International, Ltd.	74,958	865,765
*	Forgent Networks, Inc.	70,600	75,542
*	FormFactor, Inc.	64,756	2,575,994
*	Forrester Research, Inc.	77,987	2,115,007
	Frequency Electronics, Inc.	16,500	173,910
*	FSI International, Inc.	93,400	406,290
* #	Gateway, Inc.	830,713	1,486,976
*	Genesis Microchip, Inc.	93,462	811,250
*	Gerber Scientific, Inc.	70,100	799,841
	Gevity HR, Inc.	82,310	1,728,510
*	Giga-Tronics, Inc.	4,500	7,830
* #	Global e-Point, Inc.	2,908	1,018
*	Globecomm Systems, Inc.	23,974	326,766
* #	GlobeTel Communications Corp.	236,100	57,845
*	Goldleaf Financial Solutions, Inc.	59,525	350,602
*	Greenfield Online, Inc.	88,200	1,393,560
*	GSE Systems, Inc.	43,996	296,973
*	GTSI Corp.	31,822	421,323
*	Halifax Corp.	1,000	2,670
*	Harmonic, Inc.	268,447	2,442,868
*	Harris Stratex Networks, Inc. Class A	76,003	1,299,651
*	Hauppauge Digital, Inc.	33,057	183,136
#	Heartland Payment Systems, Inc.	127,497	3,244,799
*	HEI, Inc.	24,250	31,283
*	hi/fn, inc.	46,100	273,834
* #	Hittite Microwave Corp.	104,136	4,233,128
*	Hutchinson Technology, Inc.	88,400	1,615,952
*	Hypercom Corp.	191,200	1,156,760
* #	I.D. Systems, Inc.	34,640	469,026
* #	i2 Technologies, Inc.	71,200	1,335,712
*	iBasis, Inc.	112,787	1,166,218
*	Ibis Technology Corp.	33,700	48,528
*	iCAD, Inc.	3,500	11,165
*	iGATE Capital Corp.	180,465	1,299,348
*	ImageWare Systems, Inc.	46,300	108,342
*	I-many, Inc.	46,200	97,944
	Imation Corp.	114,901	4,355,897
* #	Imergent, Inc.	42,300	1,010,970
*	Immersion Corp.	85,800	1,045,902
* #	Infocrossing, Inc.	74,791	1,364,936
*	InFocus Corp.	125,913	309,746
*	Informatica Corp.	286,757	4,375,912

*	Inforte Corp.	33,700	140,866
	InfoSpace, Inc.	106,946	2,618,038
	infoUSA, Inc.	134,005	1,431,173
*	Innodata Isogen, Inc.	79,193	298,558
*	Innovex, Inc.	55,800	87,048
*	InPlay Technologies, Inc.	10,200	13,668
*	Insight Enterprises, Inc.	154,741	3,429,061
*	Insightful Corp.	6,200	16,058
*	InsWeb Corp.	1,633	11,300
#	Integral Systems, Inc.	36,475	933,760
*	Integrated Silicon Solution, Inc.	123,751	704,143
* #	Intelli-Check, Inc.	41,467	286,122
*	Intelligent Systems Corp.	14,681	55,788
*	Intelligroup, Inc.	30,400	36,480
*	Interactive Intelligence, Inc.	57,041	1,122,567
* #	Interdigital Communications Corp.	164,200	5,344,710
*	Interlink Electronics, Inc.	35,900	70,364
* #	Intermec, Inc.	203,600	5,008,560
* #	Internap Network Services Corp.	163,800	2,425,878
*	Internet Capital Group, Inc.	129,165	1,508,647
*	Internet Commerce Corp.	3,900	14,001
*	Interphase Corp.	19,739	188,113
	Inter-Tel, Inc.	76,500	2,000,475
*	Intervoice, Inc.	131,418	1,035,574
*	Interwoven, Inc.	143,823	2,154,469
*	Intest Corp.	27,732	126,735
*	Intevac, Inc.	72,736	1,403,077
*	IntriCon Corp.	15,610	109,270
*	Intrusion, Inc.	4,050	1,661
*	INX, Inc.	11,500	114,770
*	Iomega Corp.	180,595	771,141
* #	iPass, Inc.	75,000	399,000
* #	IPIX Corp.	4,350	152
*	Island Pacific, Inc.	54,700	4,103
*	Iteris, Inc.	48,330	118,409
* #	Itron, Inc.	81,900	5,540,535
*	Ixia	208,028	1,930,500
*	IXYS Corp.	111,824	1,045,554
* #	j2 Global Communications, Inc.	166,464	5,548,245
*	Jaco Electronics, Inc.	6,575	16,044
*	JDA Software Group, Inc.	84,412	1,535,454
*	JMAR Industries, Inc.	23,100	3,812
* #	Jupitermedia Corp.	113,569	817,697
*	Keane, Inc.	180,564	2,562,203
	Keithley Instruments, Inc.	46,070	611,349
*	Kemet Corp.	226,623	1,740,465
*	Key Tronic Corp.	30,677	138,047
*	Keynote Systems, Inc.	28,100	443,980
*	Kintera, Inc.	43,411	74,233
* #	Komag, Inc.	102,809	2,494,146
*	Kopin Corp.	226,436	810,641
*	Kronos, Inc.	103,555	5,673,778

*	Kulicke & Soffa Industries, Inc.	195,534	1,871,260
*	KVH Industries, Inc.	45,928	426,671
* #	L-1 Identity Solutions, Inc.	240,939	5,151,276
*	Lantronix, Inc.	14,600	20,148
* #	LaserCard Corp.	40,224	486,710
*	Lattice Semiconductor Corp.	390,151	2,056,096
* #	Lawson Software, Inc.	620,206	5,693,491
* #	LeCroy Corp.	39,913	367,200
*	LightPath Technologies, Inc.	1,850	9,713
*	Lionbridge Technologies, Inc.	185,246	1,113,328
*	Littlefuse, Inc.	78,213	3,134,777
*	Logic Devices, Inc.	6,500	14,885
*	LogicVision, Inc.	52,141	42,756
*	Logility, Inc.	36,087	336,692
*	LoJack Corp.	61,800	1,358,364
*	LookSmart, Ltd.	75,572	258,456
*	Loral Space & Communications, Inc.	68,243	3,200,597
*	LTX Corp.	211,196	1,235,497
* #	Lumera Corp.	66,184	315,036
*	Macrovision Corp.	172,093	4,809,999
*	Magma Design Automation, Inc.	130,583	1,935,240
*	Mai Systems Corp. Escrow Shares	3	—
*	Management Network Group, Inc.	70,900	138,255
*	Manatron, Inc.	1,102	10,194
*	Manhattan Associates, Inc.	93,294	2,711,124
*	ManTech International Corp. Class A	65,600	2,097,888
#	Marchex, Inc. Class B	99,843	1,546,568
*	Mastec, Inc.	216,350	2,940,197
*	Mattson Technology, Inc.	179,045	1,765,384
	Maximus, Inc.	73,800	3,189,636
* #	Maxwell Technologies, Inc.	53,379	733,427
* #	MDI, Inc.	13,600	21,624
*	Measurement Specialties, Inc.	12,500	248,625
*	Mechanical Technology, Inc.	89,820	112,275
*	MedQuist, Inc.	62,700	526,680
*	Mentor Graphics Corp.	288,886	4,119,514
*	Mercury Computer Systems, Inc.	72,700	946,554
*	Merix Corp.	63,213	472,833
	Mesa Laboratories, Inc.	5,519	136,043
	Methode Electronics, Inc.	124,320	1,874,746
	Micrel, Inc.	258,473	3,220,574
* #	Microsemi Corp.	237,102	5,465,201
*	MicroStrategy, Inc.	32,400	3,363,768
*	Microtune, Inc.	181,447	927,194
* #	Midway Games, Inc.	283,100	1,786,361
* #	Mindspeed Technologies, Inc.	361,770	788,659
*	MIPS Technologies, Inc.	151,400	1,338,376
*	MIVA, Inc.	110,500	615,485
*	MKS Instruments, Inc.	194,107	5,289,416
* #	Mobility Electronics, Inc.	104,730	317,332
*	Mobius Management Systems, Inc.	64,122	641,220
	Mocon, Inc.	19,068	223,096

*	Moldflow Corp.	38,412	849,673
* #	Monolithic Power Systems	106,019	1,793,841
* #	MoSys, Inc.	104,460	840,903
*	Motive, Inc.	26,000	80,600
*	MPS Group, Inc.	333,200	4,581,500
* #	MRV Communications, Inc.	427,581	1,406,741
*	MSC.Software Corp.	149,506	1,982,450
*	MTI Technology Corp.	1,300	988
*	MTM Technologies, Inc.	4,800	4,560
	MTS Systems Corp.	62,087	2,726,240
* #	Multi-Fineline Electronix, Inc.	78,372	1,338,594
*	Nanometrics, Inc.	37,194	230,231
* #	Napco Security Systems, Inc.	66,260	392,922
*	Napster, Inc.	3,129	11,734
* #	NeoMagic Corp.	44,218	145,477
*	NEON Communications Group, Inc.	127,153	625,593
*	Neoware Systems, Inc.	65,400	793,302
*	Net Perceptions, Inc.	22,600	60,342
*	NETGEAR, Inc.	116,693	4,353,816
* #	Netlogic Microsystems, Inc.	69,678	2,148,870
*	NetManage, Inc.	30,279	152,303
*	NetRatings, Inc.	110,631	2,318,826
*	NetScout Systems, Inc.	107,550	870,080
*	Network Engines, Inc.	125,598	238,636
*	Network Equipment Technologies, Inc.	85,900	897,655
*	Newport Corp.	135,418	2,020,437
	NIC, Inc.	211,965	1,197,602
*	NMS Communications Corp.	152,100	273,780
*	Novatel Wireless, Inc.	102,902	2,390,413
*	Nu Horizons Electronics Corp.	44,007	532,485
*	NumereX Corp. Class A	10,500	109,725
* #	NYFIX, Inc.	78,514	490,713
	O.I. Corp.	3,090	38,316
* #	OmniVision Technologies, Inc.	154,400	2,501,280
*	Omtool, Ltd.	3,470	6,940
*	ON Semiconductor Corp.	14	150
* #	On2 Technologies, Inc.	67,700	209,193
*	Online Resources Corp.	85,870	1,067,364
*	Onvia, Inc.	7,378	61,606
*	OpenTV Corp.	38,746	89,503
* #	Openwave Systems, Inc.	307,552	3,167,786
*	Oplink Communications, Inc.	69,800	1,227,084
*	OPNET Technologies, Inc.	71,411	804,802
* #	Opsware, Inc.	324,392	2,935,748
	OPTi, Inc.	11,200	58,576
*	Optical Cable Corp.	15,000	79,350
*	Optical Communication Products, Inc.	136,650	203,609
*	OSI Systems, Inc.	51,800	1,386,686
*	Overland Storage, Inc.	41,151	121,807
*	OYO Geospace Corp.	19,911	1,504,475
*	Packeteer, Inc.	116,348	1,193,730
* #	Palm, Inc.	276,571	4,505,342

*	PAR Technology Corp.	34,269	318,359
*	Parametric Technology Corp.	18,782	350,848
	Park Electrochemical Corp.	66,650	1,856,203
* #	Parkervision, Inc.	80,486	841,884
*	Path 1 Network Technologies, Inc.	17,600	264
*	Paxar Corp.	135,400	4,095,850
*	PC Connection, Inc.	88,450	1,020,713
*	PC-Tel, Inc.	73,700	719,312
*	PDF Solutions, Inc.	91,913	907,181
*	Peerless Systems Corp.	23,600	59,236
	Pegasystems, Inc.	116,867	1,256,320
*	Perceptron, Inc.	22,068	200,377
*	Perficient, Inc.	89,637	1,882,377
*	Performance Technologies, Inc.	37,700	193,778
*	Pericom Semiconductor Corp.	80,736	884,867
*	Pervasive Software, Inc.	71,639	315,212
*	Pfsweb, Inc.	35,142	34,088
*	Phoenix Technologies, Ltd.	78,836	648,032
*	Photon Dynamics, Inc.	54,600	597,870
*	Photronics, Inc.	137,926	2,027,512
*	Pinnacle Data Systems, Inc.	4,400	9,460
*	Pixelworks, Inc.	49,500	67,815
*	Planar Systems, Inc.	48,000	348,000
*	PlanetOut, Inc.	34,700	47,539
	Plantronics, Inc.	180,900	4,395,870
*	PLATO Learning, Inc.	72,866	338,098
* #	Plexus Corp.	132,661	2,919,869
*	PLX Technology, Inc.	94,538	1,029,519
* #	PMC-Sierra, Inc.	701,619	5,409,482
*	Porta Systems Corp.	300	39
*	Power Integrations, Inc.	85,700	2,442,450
* #	Powerwave Technologies, Inc.	338,294	2,158,316
* #	Presstek, Inc.	117,598	805,546
	Printronix, Inc.	6,700	88,373
*	Progress Software Corp.	134,600	4,422,956
* #	Proxim Corp.	6,726	101
	QAD, Inc.	106,659	887,403
#	Quality Systems, Inc.	89,018	3,645,287
*	Qualstar Corp.	5,400	17,442
*	Quantum Corp.	646,800	1,998,612
*	Quest Software, Inc.	335,030	5,769,217
*	QuickLogic Corp.	95,200	273,224
* #	Quokka Sports, Inc.	1,128	37
*	Quovadx, Inc.	70,847	220,334
*	Radiant Systems, Inc.	102,134	1,374,724
*	RadiSys Corp.	73,062	987,798
*	Radyne Corp.	30,000	278,400
* #	RAE Systems, Inc.	189,200	478,676
*	Ramtron International Corp.	84,000	286,440
*	RealNetworks, Inc.	468,719	3,970,050
*	Relm Wireless Corp.	42,600	189,996
	REMEC, Inc.	70,845	106,268

#	Renaissance Learning, Inc.	93,315	1,098,318
* #	Research Frontiers, Inc.	4,700	49,115
* #	RF Micro Devices, Inc.	617,455	4,031,981
*	RF Monolithics, Inc.	25,400	133,350
	Richardson Electronics, Ltd.	44,625	426,169
* #	RightNow Technologies, Inc.	108,508	1,690,555
*	Rimage Corp.	32,640	913,267
*	Rofin-Sinar Technologies, Inc.	50,977	3,440,948
*	Rogers Corp.	54,300	2,185,032
*	Rudolph Technologies, Inc.	95,994	1,539,744
*	S1 Corp.	220,106	1,804,869
*	Saba Software, Inc.	94,336	566,959
*	Safeguard Scientifics, Inc.	398,500	1,048,055
*	Sapient Corp.	411,307	3,084,803
* #	SatCon Technology Corp.	111,600	130,572
*	SBE, Inc.	680	1,374
*	ScanSource, Inc.	79,700	2,309,706
*	Schmitt Industries, Inc.	2,366	18,620
*	Scientific Learning Corp.	5,297	33,742
*	SCM Microsystems, Inc.	51,472	204,344
*	Seachange International, Inc.	93,500	841,500
*	Secure Computing Corp.	220,742	1,682,054
*	Selectica, Inc.	76,360	148,138
* #	Semitool, Inc.	105,560	1,049,266
*	Semtech Corp.	238,557	3,971,974
*	SI International, Inc.	39,943	1,260,202
* #	Sigma Designs, Inc.	75,200	2,100,336
*	Sigmatel, Inc.	94,910	313,203
*	Sigmatron International, Inc.	2,200	19,822
*	Silicon Image, Inc.	264,705	2,218,228
*	Silicon Laboratories, Inc.	74,176	2,567,973
*	Silicon Storage Technology, Inc.	341,800	1,350,110
*	Simulations Plus, Inc.	3,000	39,330
*	Sipex Corp.	40,423	362,190
* #	Sirenza Microdevices, Inc.	169,836	1,800,262
* #	Skyworks Solutions, Inc.	527,593	3,740,634
*	SM&A	59,900	418,102
* #	Smith Micro Software, Inc.	97,809	1,538,536
*	Sonic Foundry, Inc.	116,500	279,600
* #	Sonic Solutions, Inc.	85,800	1,106,820
*	SonicWALL, Inc.	205,400	1,696,604
*	Sonus Networks, Inc.	782,743	6,786,382
*	SourceForge, Inc.	229,900	1,018,457
*	Spectrum Control, Inc.	43,345	625,902
*	SPSS, Inc.	65,042	2,862,498
*	SRA International, Inc.	137,800	3,498,742
*	SRS Labs, Inc.	55,268	824,046
*	Staktek Holdings, Inc.	149,895	413,710
*	Standard Microsystems Corp.	74,617	2,314,619
	StarTek, Inc.	45,600	476,064
*	STEC, Inc.	164,215	1,018,133
*	SteelCloud, Inc.	11,700	13,923

*	Stratasys, Inc.	33,200	1,598,580
*	Stratos International, Inc.	41,336	324,074
*	SumTotal Systems, Inc.	89,417	708,183
* #	Sunair Electronics, Inc.	3,900	13,494
*	Sunrise Telecom, Inc.	18,900	55,755
*	Suntron Corp.	5,165	6,043
*	Supertex, Inc.	43,900	1,471,967
*	SupportSoft, Inc.	150,091	855,519
*	Sycamore Networks, Inc.	916,288	3,408,591
*	Sykes Enterprises, Inc.	134,087	2,612,015
*	Symmetricom, Inc.	153,267	1,246,061
*	Synaptics, Inc.	86,020	2,714,791
*	SYNNEX Corp.	95,100	1,947,648
*	Synplicity, Inc.	87,401	562,862
	Syntel, Inc.	135,582	4,693,849
	Taitron Components, Inc.	4,900	13,255
* #	Take-Two Interactive Software, Inc.	240,701	4,956,034
*	Technical Communications Corp.	400	2,160
	Technitrol, Inc.	134,500	3,542,730
*	Technology Solutions Co.	1,500	10,920
*	TechTeam Global, Inc.	29,352	386,859
*	Tekelec	228,212	3,423,180
* #	TeleCommunication Systems, Inc.	109,899	572,574
* #	Telkonet, Inc.	188,100	381,843
*	Telular Corp.	59,675	245,264
*	Terayon Communication Systems, Inc.	210,000	370,650
* #	Terremark Worldwide, Inc.	184,145	1,360,832
*	Tessco Technologies, Inc.	17,500	437,850
*	Tessera Technologies, Inc.	139,645	6,349,658
*	The Knot, Inc.	9,600	182,016
#	TheStreet.com, Inc.	92,125	1,072,335
*	Think Partnership, Inc.	228,459	685,377
*	ThinkEngine Networks, Inc.	7,800	17,706
*	TIBCO Software, Inc.	89,819	810,167
*	Tier Technologies, Inc. Class B	56,400	520,572
*	TII Network Technologies, Inc.	10,860	27,693
	TNS, Inc.	72,300	858,201
*	Tollgrade Communications, Inc.	45,013	497,394
* #	Track Data Corp.	21,935	68,218
*	Transact Technologies, Inc.	31,250	198,125
* #	Transaction Systems Architects, Inc.	123,839	4,216,718
*	Transcat, Inc.	6,000	33,600
*	Transmeta Corp.	65,300	23,508
* #	Transwitch Corp.	207,823	357,456
*	Travelzoo, Inc.	50,300	1,296,734
*	Trident Microsystems, Inc.	188,460	3,844,584
*	Trimble Navigation, Ltd.	9,146	266,972
#	Trio-Tech International	800	15,344
*	Triquint Semiconductor, Inc.	458,919	2,423,092
	Troy Group, Inc.	13,400	50,250
	TSR, Inc.	7,188	28,249
*	TTM Technologies, Inc.	126,600	1,400,196

*	Tumbleweed Communications Corp.	171,295	483,052
*	Tyler Technologies, Inc.	132,300	1,604,799
*	Ulticom, Inc.	130,030	1,124,760
* #	Ultimate Software Group, Inc.	82,899	2,345,213
*	Ultra Clean Holdings, Inc.	13,600	187,952
*	Ultratech, Inc.	76,299	1,018,592
*	Unica Corp.	19,500	345,930
	United Online, Inc.	218,803	3,732,779
* #	Universal Display Corp.	107,248	1,674,141
*	USDATA Corp.	2,820	113
* #	UTStarcom, Inc.	376,757	2,716,418
* #	Veeco Instruments, Inc.	102,800	1,862,736
* #	VendingData Corp.	100,000	297,000
*	Verilink Corp.	54,158	217
*	Verint Systems, Inc.	99,794	2,998,810
*	Vertical Communications, Inc.	1,200	960
*	Viasat, Inc.	95,591	3,096,192
*	Vicon Industries, Inc.	15,400	140,140
*	Video Display Corp.	9,250	72,983
*	Viewpoint Corp.	134,916	148,408
*	Vignette Corp.	100,427	1,868,946
*	Virage Logic Corp.	73,627	528,642
*	Visual Sciences, Inc.	64,700	1,052,669
*	Vitech America, Inc.	1,380	3
* #	Vitesse Semiconductor, Inc.	620,053	725,462
*	Vocus, Inc.	40,200	966,408
* #	Vyyo, Inc.	60,699	352,661
	Wayside Technology Group, Inc.	5,100	80,784
*	Web.com, Inc.	55,408	275,378
*	webMethods, Inc.	186,598	1,716,702
*	Websense, Inc.	147,872	3,327,120
*	Website Pros, Inc.	1,738	16,129
*	Westell Technologies, Inc.	176,719	480,676
*	White Electronics Designs Corp.	78,893	460,735
*	Wind River Systems, Inc.	274,683	2,914,387
*	Winland Electronics, Inc.	5,100	16,575
*	Wireless Telecom Group, Inc.	73,150	201,163
*	Wireless Xcessories Group, Inc.	6,100	16,409
*	WJ Communications, Inc.	190,328	333,074
*	WorldGate Communications, Inc.	6,500	3,770
*	Wright Express Corp.	40,100	1,406,307
	X-Rite, Inc.	95,863	1,434,110
*	Zhone Technologies, Inc.	399,717	575,592
*	ZILOG, Inc.	55,368	332,208
* #	Zix Corp.	121,193	222,995
*	Zones, Inc.	13,100	121,699
*	Zoran Corp.	163,135	3,283,908
*	Zygo Corp.	60,880	920,506
Total Information Technology			792,060,062

Materials — (3.8%)
*	AEP Industries, Inc.	26,010	1,161,086
#	AMCOL International Corp.	102,075	2,538,605
*	American Pacific Corp.	8,136	134,000
#	American Vanguard Corp.	88,889	1,225,779
	Arch Chemicals, Inc.	83,142	2,923,273
*	Atlantis Plastics, Inc.	4,300	18,404
	Balchem Corp.	55,837	984,965
#	Bowater, Inc.	179,913	3,740,391
* #	Brush Engineered Materials, Inc.	69,223	3,713,814
*	Buckeye Technologies, Inc.	124,783	1,774,414
#	Calgon Carbon Corp.	135,900	1,376,667
*	Canyon Resources Corp.	60,600	35,154
*	Caraustar Industries, Inc.	93,035	551,698
	Castle (A.M.) & Co.	57,937	2,143,669
* #	Century Aluminum Co.	110,590	6,230,641
	CF Industries Holdings, Inc.	1,789	80,022
	Chesapeake Corp.	61,202	818,271
#	Cleveland-Cliffs, Inc.	20,600	1,818,774
* #	Coeur d’Alene Mines Corp.	917,500	3,312,175
#	Compass Minerals International, Inc.	109,200	3,729,180
*	Constar International, Inc.	42,602	292,250
*	Continental Materials Corp.	300	8,925
*	Core Molding Technologies, Inc.	34,984	251,885
	Deltic Timber Corp.	42,301	2,282,562
*	Detrex Corp.	500	4,350
#	Empire Resources, Inc.	33,113	338,746
	Ferro Corp.	146,730	3,487,772
	Flamemaster Corp.	189	1,041
*	Flotek Industries, Inc.	30,636	1,593,072
	Friedman Industries, Inc.	22,781	217,786
#	Georgia Gulf Corp.	106,100	1,831,286
	Gibraltar Industries, Inc.	98,504	2,121,776
	Glatfelter (P.H.) Co.	115,000	1,562,850
*	Graphic Packaging Corp.	679,700	3,357,718
	H.B. Fuller Co.	202,718	5,524,066
	Hawkins, Inc.	35,598	526,850
* #	Headwaters, Inc.	134,900	2,660,228
*	Hecla Mining Co.	408,400	3,267,200
*	Hercules, Inc.	234,400	4,413,752
*	ICO, Inc.	83,642	728,522
* #	Idaho General Mines, Inc.	87,000	522,000
*	Impreso, Inc.	5,200	12,480
*	Innophos Holdings, Inc.	17,700	271,872
*	Kaiser Aluminum Corp.	67,721	5,163,726
*	KMG Chemicals, Inc.	3,891	54,279
	Koppers Holdings, Inc.	11,500	369,955
	Kronos Worldwide, Inc.	20,722	648,806
*	Landec Corp.	86,990	1,185,674
* #	Liquidmetal Technologies, Inc.	68,495	58,906
* #	LSB Industries, Inc.	25,300	521,180
*	Material Sciences Corp.	48,230	512,203
*	Maxxam, Inc.	10,492	306,891
	Metal Management, Inc.	89,500	4,333,590

	Minerals Technologies, Inc.	62,600	3,981,986
*	Mines Management, Inc.	42,600	173,808
*	Mod-Pac Corp.	7,727	76,343
	Myers Industries, Inc.	113,396	2,513,989
* #	Nanophase Technologies Corp.	62,598	396,871
	Nevada Chemicals, Inc.	3,562	37,579
	NewMarket Corp.	53,500	2,559,975
#	NL Industries, Inc.	153,490	1,642,343
	NN, Inc.	56,375	709,198
*	Northern Technologies International Corp.	6,125	54,513
*	Northwest Pipe Co.	29,164	1,052,820
	Olin Corp.	250,352	5,067,124
	Olympic Steel, Inc.	26,500	889,075
*	OM Group, Inc.	96,900	6,057,219
*	OMNOVA Solutions, Inc.	142,994	802,196
	Penford Corp.	28,700	547,883
*	Pioneer Companies, Inc.	38,900	1,338,938
*	PolyOne Corp.	283,600	2,022,068
#	Pope & Talbot, Inc.	53,800	224,884
	Quaker Chemical Corp.	34,120	817,174
	Quanex Corp.	125,975	6,039,242
*	Rock of Ages Corp.	4,400	21,868
	Rock-Tenn Co. Class A	132,300	4,619,916
*	Rockwood Holdings, Inc.	10,600	340,154
	Royal Gold, Inc.	93,035	2,506,363
*	RTI International Metals, Inc.	68,300	6,061,625
#	Ryerson, Inc.	87,400	3,315,082
	Schnitzer Steel Industries, Inc. Class A	75,451	4,089,444
	Schulman (A.), Inc.	87,655	2,120,374
	Schweitzer-Maudoit International, Inc.	51,500	1,547,060
	Sensient Technologies Corp.	154,500	4,023,180
	Silgan Holdings, Inc.	115,926	6,691,249
	Spartech Corp.	103,200	2,765,760
	Steel Technologies, Inc.	36,550	1,095,404
	Stepan Co.	29,400	899,346
*	Stillwater Mining Co.	302,300	3,839,210
*	Symyx Technologies, Inc.	97,800	1,025,922
	Synalloy Corp.	12,836	479,553
*	Terra Industries, Inc.	306,078	5,934,852
	Texas Industries, Inc.	73,800	6,419,124
	Tronox, Inc. Class A	44,300	623,744
	Tronox, Inc. Class B	14,800	206,016
*	U.S. Aggregates, Inc.	1,600	3
*	U.S. Concrete, Inc.	129,200	1,142,128
* #	U.S. Energy Corp. Wyoming	11,100	65,268
*	U.S. Gold Corp.	27,000	145,260
*	UFP Technologies, Inc.	3,700	20,609
*	United States Lime & Minerals, Inc.	10,296	357,168
*	Universal Stainless & Alloy Products, Inc.	21,255	892,072
	Vulcan International Corp.	700	41,475
	Wausau Paper Corp.	167,426	2,292,062
*	Webco Industries, Inc.	600	54,600

	Wellman, Inc.	104,700	368,544
*	Williams Industries, Inc.	1,200	2,580
#	Worthington Industries, Inc.	197,229	4,163,504
* #	Zoltek Companies, Inc.	89,200	3,358,380
Total Materials			195,279,308

Other — (0.0%)
*	Big 4 Ranch, Inc.	3,200	—
*	Breed Technologies, Inc.	36,800	202
*	Celebrity, Inc. Escrow Shares	1,300	—
*	DLB Oil & Gas, Inc.	1,300	—
*	ePresence, Inc. Escrow Shares	25,100	753
* #	EquiMed, Inc. Nevis	2,250	—
*	iGo Escrow Share	4,100	—
*	ioWorldMedia, Inc.	1,655	257
*	Noel Group, Inc.	8,000	72
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	StorageNetworks, Inc. Escrow Shares	60,800	—
Total Other			3,348

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	70,137	3,070,598

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	143,981	2,272,020
*	Arbinet-thexchange, Inc.	32,500	202,475
*	Boston Communications Group, Inc.	58,646	107,909
*	Cbeyond, Inc.	19,801	700,559
*	Centennial Communications Corp.	360,552	3,674,025
*	Cincinnati Bell, Inc.	841,400	4,905,362
*	Cogent Communications Group, Inc.	166,589	4,781,104
	Consolidated Communications Holdings, Inc.	88,375	1,878,853
*	Covista Communications, Inc.	2,900	2,581
	CT Communications, Inc.	68,560	2,152,098
	D&E Communications, Inc.	48,474	790,611
* #	Dobson Communications Corp.	515,846	5,483,443
*	Eschelon Telecom, Inc.	11,500	340,170
	FairPoint Communications, Inc.	28,200	507,600
* #	FiberTower Corp.	291,394	1,212,199
*	General Communications, Inc. Class A	171,481	2,272,123
*	GoAmerica, Inc.	56	294
	Hickory Tech Corp.	44,645	363,410
	IDT Corp.	42,978	517,885
	IDT Corp. Class B	222,200	2,764,168
	Iowa Telecommunications Services, Inc.	8,300	186,667
*	LCC International, Inc. Class A	70,341	263,779
* #	Level 3 Communications, Inc.	331,211	1,927,648
*	Lynch Interactive Corp.	28	94,920
*	Metro One Telecommunications, Inc.	5,337	11,154
*	Moscow CableCom Corp.	900	11,394
*	Network Plus Corp.	14,500	36

	North Pittsburgh Systems, Inc.	46,506	920,354
*	Pac-West Telecomm, Inc.	20,900	773
*	PAETEC Holding Corp.	299,067	3,484,131
*	Premiere Global Services, Inc.	231,537	2,933,574
	Price Communications Corp.	162,870	3,803,015
*	Primus Telecommunications Group, Inc.	117,696	92,980
*	Rural Cellular Corp. Class A	48,886	1,610,794
*	Shared Technologies Cellular, Inc.	10,100	15
	Shenandoah Telecommunications Co.	200	9,880
*	SunCom Wireless Holdings, Inc.	18,230	306,264
	SureWest Communications	46,012	1,185,269
#	USA Mobility, Inc.	41,100	945,711
	Warwick Valley Telephone Co.	300	4,122
*	Wireless Facilities, Inc.	201,104	329,811
*	Xeta Corp.	15,100	45,300
Total Telecommunication Services			53,096,480

Utilities — (2.0%)
	ALLETE, Inc.	103,566	4,971,168
*	AMEN Properties, Inc.	1,975	12,087
	American States Water Co.	58,031	2,090,857
*	Aquila, Inc.	1,082,900	4,623,983
	Artesian Resources Corp. Class A	5,122	100,494
	Avista Corp.	179,050	4,193,351
	BIW, Ltd.	800	12,840
	Black Hills Corp.	128,058	5,249,097
*	Cadiz, Inc.	3,172	71,180
#	California Water Service Group	70,200	2,613,546
	Cascade Natural Gas Corp.	39,084	1,029,082
	Central Vermont Public Service Corp.	35,600	1,297,264
	CH Energy Group, Inc.	53,600	2,538,496
	Chesapeake Utilities Corp.	22,810	794,016
	Cleco Corp.	193,687	5,225,675
	Connecticut Water Services, Inc.	27,971	670,185
	Delta Natural Gas Co., Inc.	7,120	181,916
	Duquesne Light Holdings, Inc.	226,100	4,569,481
* #	El Paso Electric Co.	156,500	4,258,365
	Empire District Electric Co.	103,000	2,429,770
	Energy West, Inc.	3,800	56,620
	EnergySouth, Inc.	26,518	1,294,874
*	Environmental Power Corp.	32,853	256,253
	Florida Public Utilities Co.	5,849	72,528
#	IDACORP, Inc.	137,400	4,563,054
	Integrys Energy Group, Inc.	8,428	471,125
	Laclede Group, Inc.	73,300	2,284,028
*	Maine & Maritimes Corp.	1,600	43,488
	MGE Energy, Inc.	71,327	2,419,412
	Middlesex Water Co.	43,108	827,674
	New Jersey Resources Corp.	92,400	5,061,672
	Northwest Natural Gas Co.	92,700	4,619,241
	NorthWestern Corp.	58,599	1,931,423
	Ormat Technologies, Inc.	18,600	677,040

	Otter Tail Corp.	100,460	3,285,042
	RGC Resources, Inc.	3,464	94,740
	SEMCO Energy, Inc.	109,700	846,884
#	SJW Corp.	60,350	1,947,495
	South Jersey Industries, Inc.	96,828	3,763,704
	Southern Union Co.	1	26
	Southwest Gas Corp.	138,600	5,288,976
#	Southwest Water Co.	78,917	1,027,499
	UIL Holdings Corp.	80,166	2,629,445
	Unisource Energy Corp.	116,085	4,240,585
	Unitil Corp.	6,200	174,220
	WGL Holdings, Inc.	162,172	5,719,806
	York Water Co.	1,868	34,296
Total Utilities			100,564,003
TOTAL COMMON STOCKS			4,083,419,484

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	215	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	61
*	CSF Holding, Inc. Litigation Rights	3,250	—
*	Del Global Technologies Corp. Warrants 03/28/09	971	582
*	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
*	Mossimo, Inc. Contingent Rights	16,100	—
*	Optical Cable Corp. Warrants 10/24/07	2,823	—
*	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			643

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $26,750,000 FHLMC 6.50%, 12/01/36, valued at $24,188,105) to be repurchased at $23,839,436	$23,836	23,836,000

SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,227,366,429 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 03/01/22 to 04/01/37, valued at $946,363,902) to be repurchased at $918,935,428	918,800	918,799,905
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $53,050,000 FHLB 3.750%, 08/15/07 & 4.125%, 10/19/07, valued at $53,196,434) to be repurchased at $51,289,647	51,282	51,282,083
TOTAL SECURITIES LENDING COLLATERAL		970,081,988

TOTAL INVESTMENTS — (100.0%) (Cost $4,369,523,675)		$5,077,338,115

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (83.6%)
Consumer Discretionary — (13.9%)
*	1-800 CONTACTS, Inc.	133,858	$2,654,404
*	1-800-FLOWERS.COM, Inc.	251,448	2,230,344
*	4Kids Entertainment, Inc.	123,488	2,088,182
*	99 Cents Only Stores	620,800	8,716,032
*	A.C. Moore Arts & Crafts, Inc.	199,406	4,536,486
	Acme Communications, Inc.	145,810	801,955
	Acme United Corp.	31,807	464,382
*	ACR Group, Inc.	111,380	516,803
*	Advanced Marketing Services, Inc.	135,675	1,357
*	AFC Enterprises, Inc.	292,429	5,693,593
*	Aftermarket Technology Corp.	216,255	6,481,162
	Aldila, Inc.	53,836	834,996
*	All American Semiconductor, Inc.	45,140	13,993
*	Alloy, Inc.	134,453	1,527,386
	Ambassadors Group, Inc.	193,354	6,628,175
#	Ambassadors International, Inc.	109,760	3,555,126
*	AMCON Distributing Co.	960	23,184
*	American Biltrite, Inc.	57,750	531,300
* #	America’s Car-Mart, Inc.	104,156	1,422,771
*	AMS Health Sciences, Inc.	42,900	22,737
	Arctic Cat, Inc.	121,389	2,323,385
	Ark Restaurants Corp.	32,496	1,134,110
*	Arlington Hospitality, Inc.	22,265	178
	Asbury Automotive Group, Inc.	307,198	8,380,361
*	Ashworth, Inc.	133,600	1,095,520
* #	Audible, Inc.	239,519	2,399,980
*	Audiovox Corp. Class A	165,885	2,227,836
* #	Avatar Holdings, Inc.	80,366	6,632,606
*	Bakers Footwear Group, Inc.	60,195	514,667
*	Ballantyne of Omaha, Inc.	134,735	842,094
* #	Bally Total Fitness Holding Corp.	359,400	287,520
	Bandag, Inc.	83,072	4,215,904
*	Barry (R.G.) Corp.	163,435	1,779,807
	Bassett Furniture Industries, Inc.	105,200	1,509,620
	Beasley Broadcast Group, Inc.	65,543	563,014
*	Benihana, Inc.	11,600	378,508
*	Benihana, Inc. Class A	42,335	1,368,691
	Big 5 Sporting Goods Corp.	224,459	5,676,568
* #	Big Dog Holdings, Inc.	22,012	380,147
*	Birks & Mayors, Inc.	13,946	114,078

*	BJ’s Restaurants, Inc.	248,236	5,026,779
#	Blockbuster, Inc. Class A	706,100	3,120,962
*	Blockbuster, Inc. Class B	256,000	1,054,720
*	Bluegreen Corp.	277,229	3,310,114
	Blyth, Inc.	3,500	96,040
*	Bombay Co., Inc.	302,900	236,262
	Bon-Ton Stores, Inc.	132,972	6,342,764
	Books-A-Million, Inc.	171,700	2,827,899
	Bowl America, Inc. Class A	55,406	936,361
*	Broadview Institute, Inc.	15,800	31,047
*	Buca, Inc.	182,540	688,176
	Buckle, Inc.	264,600	10,822,140
*	Buffalo Wild Wings, Inc.	5,780	494,826
* #	Cache, Inc.	159,586	2,660,299
*	California Coastal Communities, Inc.	107,476	1,884,054
*	California Pizza Kitchen, Inc.	191,731	7,030,776
	Canterbury Park Holding Corp.	17,700	246,030
#	Carmike Cinemas, Inc.	126,443	3,293,840
*	Carriage Services, Inc.	168,400	1,284,892
*	Casual Male Retail Group, Inc.	369,462	4,337,484
*	Catalina Lighting, Inc.	11,080	79,222
	Cato Corp. Class A	304,890	6,631,357
*	Cavalier Homes, Inc.	167,500	832,475
*	Cavco Industries, Inc.	56,747	2,192,704
* #	Champion Enterprises, Inc.	758,260	8,621,416
*	Champps Entertainment, Inc.	116,585	558,442
#	Charles and Colvard, Ltd.	164,798	774,551
*	Charlotte Russe Holding, Inc.	250,547	6,977,734
	Cherokee, Inc.	88,050	4,121,620
	Christopher & Banks Corp.	216,900	4,097,241
*	Chromcraft Revington, Inc.	97,750	738,012
	Churchill Downs, Inc.	101,316	5,210,682
* #	Citi Trends, Inc.	135,311	5,484,155
	Coachmen Industries, Inc.	117,100	1,202,617
	Coast Distribution System, Inc.	41,382	270,638
	Cobra Electronics Corp.	114,900	1,114,530
	Coinmach Service Corp. Class A	289,522	3,184,742
*	Coinstar, Inc.	260,062	8,215,359
	Collectors Universe, Inc.	79,356	1,102,255
	Collegiate Pacific, Inc.	94,800	843,720
* #	Comstock Homebuilding Companies, Inc.	33,200	104,580
*	Concord Camera Corp.	49,560	213,109
*	Congoleum Corp. Class A	35,300	40,418
* #	Conn’s, Inc.	235,758	7,155,255
	Cooper Tire & Rubber Co.	283,600	6,826,252
* #	Cosi, Inc.	164,626	793,497
* #	Cost Plus, Inc.	191,199	1,766,679
*	Cost-U-Less, Inc.	13,600	125,936
	Courier Corp.	141,318	5,680,984
	CPI Corp.	63,379	5,029,124
	Craftmade International, Inc.	61,350	1,083,441
* #	Crown Media Holdings, Inc.	203,613	1,514,881

*	CSK Auto Corp.	433,495	7,889,609
	CSS Industries, Inc.	53,050	2,031,284
*	Culp, Inc.	152,480	1,341,824
* #	Cumulus Media, Inc. Class A	138,366	1,297,873
	Cutter & Buck, Inc.	111,600	1,599,228
*	Cybex International, Inc.	156,350	1,063,180
*	Cycle Country Accessories Corp.	60,200	111,370
*	Daily Journal Corp.	200	8,259
	Deb Shops, Inc.	141,852	3,940,649
* #	Deckers Outdoor Corp.	115,553	10,155,953
	Decorator Industries, Inc.	20,587	142,050
*	dELiA*s, Inc.	142,905	1,130,379
	Delta Apparel, Inc.	77,280	1,289,803
*	Delta Woodside Industries, Inc.	800	3
*	Design Within Reach, Inc.	119,594	736,699
*	DG Fastchannel, Inc.	155,849	3,251,010
*	Diedrich Coffee, Inc.	28,025	115,463
*	Directed Electronics, Inc.	24,200	214,654
*	Dixie Group, Inc.	104,300	1,308,965
* #	Dominion Homes, Inc.	71,300	351,509
*	Dorman Products, Inc.	144,675	2,064,512
	Dover Downs Gaming & Entertainment, Inc.	154,879	2,264,331
	Dover Motorsports, Inc.	163,171	934,970
*	Drew Industries, Inc.	215,100	7,246,719
*	drugstore.com, Inc.	855,582	2,164,622
*	Duckwall-ALCO Stores, Inc.	41,000	1,627,700
*	Dura Automotive Systems, Inc.	140,700	63,315
*	E Com Ventures, Inc.	10,825	269,759
*	Educate, Inc.	276,800	2,197,792
	Educational Development Corp.	17,555	143,951
*	ELXSI Corp.	7,100	17,217
*	EMAK Worldwide, Inc.	58,100	188,825
*	Emerging Vision, Inc.	91,300	22,825
*	Emerson Radio Corp.	243,478	788,869
	Emmis Communications Corp. Class A	303,222	3,150,477
*	Enesco Group, Inc.	122,400	2,448
* #	Enova Systems, Inc.	200	1,370
* #	Escala Group, Inc.	245,312	743,295
	Escalade, Inc.	40,144	381,368
*	Everlast Worldwide, Inc.	5,600	129,640
*	Factory 2-U Stores, Inc.	23,754	31
*	Factory Card & Party Outlet Corp.	5,667	69,817
*	Fairchild Corp. Class A	148,929	263,604
*	Famous Dave’s of America, Inc.	100,330	2,139,036
	Fedders Corp.	144,182	36,045
	Federal Screw Works	33,750	430,312
	Finish Line, Inc. Class A	410,964	5,260,339
*	Finlay Enterprises, Inc.	82,206	431,581
*	Flanigan’s Enterprises, Inc.	20,600	231,750
* #	Fleetwood Enterprises, Inc.	614,206	5,718,258
	Flexsteel Industries, Inc.	60,900	861,735
*	Foamex International, Inc.	30,369	419,092

	Footstar, Inc.	83,700	382,509
*	Fountain Powerboat Industries, Inc.	39,065	105,475
*	Franklin Covey Co.	189,294	1,417,812
*	Franklin Electronic Publishers, Inc.	81,300	199,998
	Fred’s, Inc.	394,596	5,674,290
*	Friendly Ice Cream Corp.	24,500	333,200
	Frisch’s Restaurants, Inc.	63,868	2,018,229
*	Fuel Systems Solutions, Inc.	149,650	2,439,295
*	Full House Resorts, Inc.	3,800	13,300
*	Gaiam, Inc.	3,551	57,242
*	GameTech International, Inc.	123,000	1,199,250
	Gaming Partners International Corp.	78,434	1,109,841
*	Gander Mountain Co.	198,165	2,570,200
*	Genesco, Inc.	147,400	7,716,390
*	Gentek, Inc.	102,584	3,617,112
*	G-III Apparel Group, Ltd.	157,405	3,258,283
*	Gottschalks, Inc.	130,400	1,641,736
	Gray Television, Inc.	352,972	3,625,022
	Gray Television, Inc. Class A	41,200	435,484
* #	GSI Commerce, Inc.	415,299	9,502,041
*	Hampshire Group, Ltd.	25,800	430,215
#	Hancock Fabrics, Inc.	182,600	456,500
	Handleman Co.	188,705	1,328,483
*	Harolds Stores, Inc.	31,937	8,942
*	Harris Interactive, Inc.	559,304	3,126,509
*	Hartmarx Corp.	323,000	2,115,650
*	Hastings Entertainment, Inc.	95,270	684,991
	Haverty Furniture Co., Inc.	168,200	2,050,358
	Haverty Furniture Co., Inc. Class A	12,000	144,360
*	Hawk Corp.	79,200	1,045,440
*	Hayes Lemmerz International, Inc.	761,989	4,366,197
*	Hollywood Media Corp.	332,328	1,468,890
* #	Home Solutions of America, Inc.	442,946	3,313,236
*	Hot Topic, Inc.	437,908	4,852,021
* #	Iconix Brand Group, Inc.	4,985	110,916
	ILX Resorts, Inc.	26,197	226,604
*	Image Entertainment, Inc.	202,118	867,086
* #	Infosonics Corp.	127,200	385,416
*	Insignia Systems, Inc.	51,150	198,973
	Interface, Inc. Class A	435,667	7,354,059
*	International Textile Group, Inc.	1,180	7,729
*	Interstate Hotels & Resorts, Inc.	286,750	1,763,512
*	INVESTools, Inc.	589,224	7,200,317
*	ION Media Networks, Inc.	343,100	494,064
* #	iRobot Corp.	54,627	899,160
* #	Isle of Capri Casinos, Inc.	238,948	5,906,795
	J. Alexander’s Corp.	104,550	1,416,652
*	Jaclyn, Inc.	20,127	175,105
*	Jakks Pacific, Inc.	224,958	5,909,647
*	Jennifer Convertibles, Inc.	47,700	242,793
*	Jo-Ann Stores, Inc.	231,900	7,842,858
*	Johnson Outdoors, Inc.	64,833	1,232,475

*	Jos. A. Bank Clothiers, Inc.	176,578	7,432,168
	Journal Register Co.	379,100	2,126,751
*	K2, Inc.	413,263	6,306,393
	Kellwood Co.	136,000	3,918,160
	Kenneth Cole Productions, Inc. Class A	119,000	2,975,000
*	Keystone Automotive Industries, Inc.	154,997	6,402,926
	Kimball International, Inc. Class B	256,195	3,497,062
*	Kirkland’s, Inc.	150,751	719,082
*	Knology, Inc.	145,300	2,704,033
	Koss Corp.	83,900	1,615,075
* #	Krispy Kreme Doughnuts, Inc.	620,604	5,293,752
*	KSW, Inc.	59,720	424,018
	LaCrosse Footwear, Inc.	22,834	390,461
*	Lakeland Industries, Inc.	40,544	558,696
* #	Lakes Entertainment, Inc.	176,333	2,010,196
	Landry’s Restaurants, Inc.	34,900	1,021,174
*	Lazare Kaplan International, Inc.	68,200	593,340
#	La-Z-Boy, Inc.	488,000	5,738,880
* #	Leapfrog Enterprises, Inc.	46,900	521,059
*	Lenox Group, Inc.	122,050	899,508
	Levitt Corp. Class A	160,400	1,499,740
	Libbey, Inc.	140,891	3,158,776
	Liberty Homes, Inc. Class A	200	820
#	Lifetime Brands, Inc.	124,920	2,630,815
*	Lin TV Corp.	258,800	5,054,364
*	Lincoln Educational Services	61,138	885,890
	Lithia Motors, Inc. Class A	119,400	3,209,472
*	Lodgenet Entertainment Corp.	212,244	7,530,417
*	Lodgian, Inc.	229,691	3,489,006
*	LOUD Technologies, Inc.	22,580	147,447
*	Luby’s, Inc.	247,150	2,382,526
#	M/I Homes, Inc.	127,800	3,678,084
*	Mace Security International, Inc.	136,938	343,714
*	Magna Entertainment Corp.	15,700	54,008
*	Maidenform Brands, Inc.	225,200	4,220,248
#	Marine Products Corp.	322,455	2,618,335
* #	MarineMax, Inc.	171,676	3,567,427
*	Max & Erma’s Restaurants, Inc.	20,844	186,971
*	McCormick & Schmick’s Seafood Restaurants, Inc.	141,960	3,996,174
	McRae Industries, Inc. Class A	8,800	115,148
*	Meade Instruments Corp.	152,660	314,480
	Media General, Inc. Class A	6,400	233,280
*	Mediacom Communications Corp.	757,483	7,074,891
*	Merisel, Inc.	5	29
*	Midas, Inc.	147,200	3,307,584
*	Mity Enterprises, Inc.	40,550	863,309
	Modine Manufacturing Co.	92,201	2,167,646
	Monaco Coach Corp.	276,700	4,263,947
*	Monarch Casino & Resort, Inc.	186,899	5,104,212
	Monro Muffler Brake, Inc.	140,403	5,426,576
*	Morgans Hotel Group	10,964	269,495
*	Morgan’s Foods, Inc.	500	6,000

*	Mothers Work, Inc.	53,619	2,001,597
*	Motorcar Parts of America, Inc.	24,500	318,500
	Movado Group, Inc.	192,200	6,406,026
#	Movie Gallery, Inc.	311,973	736,256
*	Movie Star, Inc.	104,450	219,345
*	MTR Gaming Group, Inc.	269,508	4,247,446
* #	Multimedia Games, Inc.	266,909	3,389,744
*	Nathan’s Famous, Inc.	57,075	856,125
*	National Lampoon, Inc.	11,700	22,230
	National Presto Industries, Inc.	6,335	384,028
*	National RV Holdings, Inc.	102,650	163,213
*	Nature Vision, Inc.	500	1,450
#	Nautilus Group, Inc.	308,710	3,976,185
* #	Navarre Corp.	226,457	871,859
*	Nevada Gold & Casinos, Inc.	117,950	273,644
	New Frontier Media, Inc.	237,806	2,099,827
*	New York & Co., Inc.	3,200	39,136
* #	Nitches, Inc.	33,639	127,492
*	Nobel Learning Communities, Inc.	58,450	931,693
	Nobility Homes, Inc.	43,800	928,998
	Noble International, Ltd.	138,509	2,730,012
*	NTN Communications, Inc.	363,891	400,280
*	Odd Job Stores, Inc.	83,400	9,174
	Ohio Art Co.	3,600	35,190
*	Orange 21, Inc.	50	325
#	Orleans Homebuilders, Inc.	169,600	1,405,984
*	O’Charleys, Inc.	221,831	5,011,162
* #	Outdoor Channel Holdings, Inc.	233,849	2,340,828
* #	Overstock.com, Inc.	196,815	3,625,332
	Oxford Industries, Inc.	141,000	6,419,730
*	P & F Industries, Inc. Class A	3,412	36,304
* #	Palm Harbor Homes, Inc.	203,634	3,254,071
*	PC Mall, Inc.	121,582	1,493,027
*	Perry Ellis International, Inc.	119,400	3,741,996
*	PetMed Express, Inc.	237,313	3,063,711
*	Phoenix Footwear Group, Inc.	62,100	170,775
	Pier 1 Imports, Inc.	426,814	3,213,909
* #	Playboy Enterprises, Inc. Class B	277,942	3,015,671
*	Point.360	84,700	483,637
* #	PokerTek, Inc.	35,800	447,500
*	Pomeroy IT Solutions, Inc.	114,040	1,105,048
* #	Premier Exhibitions, Inc.	163,417	2,284,570
#	Pre-Paid Legal Services, Inc.	139,400	9,056,818
*	PRIMEDIA, Inc.	971,953	2,906,139
*	Princeton Review, Inc.	238,609	1,558,117
* #	Progressive Gaming International Corp.	318,923	1,840,186
*	Proliance International, Inc.	92,420	265,245
*	ProQuest Co.	27,100	230,350
*	QEP Co., Inc.	15,757	100,845
*	Quaker Fabric Corp.	147,950	167,183
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	822,654

*	Radio One, Inc. Class D	169,417	1,272,322
*	RC2 Corp.	190,580	8,564,665
*	Reading International, Inc. Class A	142,163	1,292,262
*	Reading International, Inc. Class B	10,140	93,541
*	Red Lion Hotels Corp.	165,106	2,123,263
* #	Red Robin Gourmet Burgers, Inc.	156,691	6,726,745
*	RedEnvelope, Inc.	85,748	600,236
*	Regent Communications, Inc.	482,407	1,673,952
*	Rentrak Corp.	104,800	1,673,656
* #	Restoration Hardware, Inc.	358,683	2,245,356
* #	Retail Ventures, Inc.	414,056	8,028,546
*	Rex Stores Corp.	141,475	2,243,793
*	Riviera Holdings Corp.	66,300	2,378,844
*	Rockford Corp.	80,475	201,992
*	Rocky Brands, Inc.	50,100	795,087
*	Rubio’s Restaurants, Inc.	95,838	1,145,264
	Russ Berrie & Co., Inc.	184,100	3,124,177
*	Ruth’s Chris Steak House, Inc.	22,038	403,516
*	S&K Famous Brands, Inc.	24,600	338,250
*	Saga Communications, Inc. Class A	144,661	1,342,454
	Salem Communications Corp.	170,251	2,060,037
*	Salton, Inc.	142,405	254,905
*	Schieb (Earl), Inc.	71,500	278,850
* #	Sharper Image Corp.	141,768	1,617,573
	Shiloh Industries, Inc.	145,400	1,404,564
*	Shoe Carnival, Inc.	132,720	3,886,042
*	Shoe Pavilion, Inc.	5,700	14,022
*	Silverleaf Resorts, Inc.	30,700	150,430
	Sinclair Broadcast Group, Inc. Class A	53,113	813,691
* #	Six Flags, Inc.	545,500	3,376,645
	Skyline Corp.	74,794	2,478,673
* #	Smith & Wesson Holding Corp.	377,134	5,253,477
*	Smith & Wollensky Restaurant Group, Inc.	56,600	619,204
	Sonesta International Hotels Corp. Class A	1,500	36,450
* #	Source Interlink Companies, Inc.	470,569	2,555,190
*	Spanish Broadcasting System, Inc.	365,886	1,730,641
*	SPAR Group, Inc.	1,000	910
	Spartan Motors, Inc.	209,057	7,335,810
*	Sport Chalet, Inc. Class A	107,975	1,101,345
*	Sport Chalet, Inc. Class B	14,425	150,597
*	Sport-Haley, Inc.	32,100	137,067
	Stage Stores, Inc.	322,574	6,741,797
*	Stamps.com, Inc.	204,998	2,798,223
	Standard Motor Products, Inc.	172,400	2,680,820
#	Stanley Furniture, Inc.	141,600	3,255,384
	Star Buffet, Inc.	16,400	132,840
	Stein Mart, Inc.	415,795	5,214,069
	Steinway Musical Instruments, Inc.	79,000	3,043,080
	Steven Madden, Ltd.	191,350	6,234,183
	Stewart Enterprises, Inc.	472,798	3,659,457
*	Stoneridge, Inc.	194,700	2,441,538
*	Strattec Security Corp.	40,900	1,947,249

	Stride Rite Corp.	327,900	6,607,185
	Sturm Ruger & Co., Inc.	244,900	3,396,763
	Sun-Times Media Group, Inc. Class A	578,900	3,189,739
#	Superior Industries International, Inc.	250,100	5,647,258
	Superior Uniform Group, Inc.	86,600	1,112,810
*	Syms Corp.	143,200	2,990,016
* #	Syntax-Brillian Corp.	593,853	3,598,749
#	Systemax, Inc.	351,300	7,640,775
*	Tag-It Pacific, Inc.	110,300	72,798
	Tandy Brand Accessories, Inc.	60,077	713,715
*	Tandy Leather Factory, Inc.	101,294	726,278
*	Tarragon Corp.	12,400	128,340
*	Tarrant Apparel Group	232,085	317,956
*	The Hallwood Group, Inc.	3,756	308,698
	The Marcus Corp.	204,760	4,785,241
	The Pep Boys - Manny, Moe & Jack	61,800	1,316,340
*	The Rowe Companies	120,268	120
*	The Sports Club Co., Inc.	142,200	221,832
*	The Steak n Shake Co.	268,600	4,082,720
* #	TiVo, Inc.	939,095	5,869,344
	Traffix, Inc.	142,900	827,391
*	Trans World Entertainment Corp.	218,126	1,097,174
*	Triple Crown Media, Inc.	51,065	482,054
* #	True Religion Apparel, Inc.	210,805	3,956,810
* #	Trump Entertainment Resorts, Inc.	96,651	1,555,115
#	Tuesday Morning Corp.	406,028	5,660,030
*	Tweeter Home Entertainment Group, Inc.	220,725	90,497
*	Ultimate Electronics, Inc.	2,190	—
*	Unifi, Inc.	477,800	1,438,178
	Unifirst Corp.	139,982	5,845,648
*	United Retail Group, Inc.	121,600	1,457,984
*	Universal Electronics, Inc.	139,890	4,686,315
* #	Universal Technical Institute, Inc.	276,017	6,516,761
*	Valassis Communications, Inc.	191,500	3,429,765
	Value Line, Inc.	14,961	650,803
* #	ValueVision Media, Inc. Class A	366,543	4,094,285
*	Varsity Group, Inc.	164,622	169,561
* #	VCG Holding Corp.	151,800	1,123,320
*	Vertrue, Inc.	93,097	4,491,930
*	Virco Manufacturing Corp.	155,131	955,607
*	Waxman Industries, Inc.	975	8,073
* #	WCI Communities, Inc.	85,800	1,796,652
*	Wells-Gardner Electronics Corp.	90,613	284,525
*	West Marine, Inc.	201,702	3,003,343
*	Western Metals Corp.	4,600	1,881
	Westwood One, Inc.	247,800	1,997,268
*	Wet Seal, Inc. Class A	912,440	5,684,501
#	Weyco Group, Inc.	6,600	170,940
*	Williams Controls, Inc.	3,163	52,664
*	Wilsons The Leather Experts, Inc.	346,520	467,802
*	Winmark Corp.	53,554	1,004,137
* #	WisdomTree Investments, Inc.	6,700	39,195

*	Xanadoo Co.	566	181,120
	Xerium Technologies, Inc.	70,000	548,100
*	Young Broadcasting, Inc. Class A	196,237	775,136
* #	Zumiez, Inc.	22,500	868,500
Total Consumer Discretionary			892,061,644

Consumer Staples — (3.1%)
#	Alico, Inc.	69,000	4,135,860
*	Alliance One International, Inc.	877,124	8,429,162
#	American Italian Pasta Co.	166,700	1,767,020
#	Andersons, Inc.	176,200	6,889,420
*	Atlantic Premium Brands, Ltd.	23,300	18,640
*	Boston Beer Co., Inc. Class A	131,700	5,044,110
*	Bridgford Foods Corp.	91,667	671,002
*	Cagle’s, Inc. Class A	94,800	756,504
	Calavo Growers, Inc.	70,420	948,557
	Cal-Maine Foods, Inc.	208,919	2,789,069
* #	Carrington Laboratories, Inc.	95,640	157,806
	CCA Industries, Inc.	56,230	517,316
#	Chiquita Brands International, Inc.	414,500	7,601,930
*	Cuisine Solutions, Inc.	128,078	779,995
*	Darling International, Inc.	788,025	7,131,626
	Diamond Foods, Inc.	28,600	471,042
*	Elizabeth Arden, Inc.	277,862	6,507,528
	Farmer Brothers Co.	12,075	268,669
*	Genesee Corp. Class B	800	1,680
	Glacier Water Services, Inc.	24,500	943,250
	Golden Enterprises, Inc.	66,106	206,251
* #	Green Mountain Coffee, Inc.	76,400	5,168,460
*	Griffin Land & Nurseries, Inc. Class A	24,000	899,280
*	Hines Horticulture, Inc.	195,700	213,313
*	IGI, Inc.	16,400	12,956
#	Imperial Sugar Co. (New)	69,917	1,987,041
	Ingles Market, Inc. Class A	111,098	3,965,088
* #	Integrated Biopharma, Inc.	116,875	705,925
	Inter Parfums, Inc.	200,313	5,318,310
* #	Interstate Bakeries Corp.	238,400	715,200
	J & J Snack Foods Corp.	181,697	7,146,143
*	Katy Industries, Inc.	76,100	110,345
	Lance, Inc.	302,509	7,184,589
* #	Lifeway Foods, Inc.	125,267	1,255,175
#	Mannatech, Inc.	253,670	3,556,453
* #	Maui Land & Pineapple Co., Inc.	71,846	2,532,571
* #	Medifast, Inc.	123,000	1,073,790
#	MGP Ingredients, Inc.	152,173	2,596,071
*	Monterey Pasta Co.	162,493	698,720
#	Nash Finch Co.	126,284	5,941,662
* #	National Beverage Corp.	450,402	6,292,116
*	Natrol, Inc.	106,600	343,252
*	Natural Alternatives International, Inc.	61,798	477,081
* #	Natural Health Trends Corp.	28,100	99,193
	Nature’s Sunshine Products, Inc.	153,100	1,760,650

	Oil-Dri Corp. of America	70,375	1,213,265
*	Omega Protein Corp.	138,247	1,211,044
* #	Parlux Fragrances, Inc.	181,000	807,260
*	Pathmark Stores, Inc.	474,424	6,167,512
*	Peet’s Coffee & Tea, Inc.	135,649	3,536,369
*	Pizza Inn, Inc.	39,700	103,220
* #	Playtex Products, Inc.	558,300	8,318,670
*	Prestige Brands Holdings, Inc.	5,100	67,065
	PriceSmart, Inc.	270,621	5,547,730
*	Pyramid Breweries, Inc.	82,298	295,450
	Reddy Ice Holdings, Inc.	25,900	790,468
*	Redhook Ale Brewery, Inc.	72,600	517,638
	Reliv International, Inc.	160,559	1,677,842
	Rocky Mountain Chocolate Factory, Inc.	76,147	1,203,123
*	San Filippo (John B.) & Son, Inc.	75,747	837,762
#	Sanderson Farms, Inc.	197,109	8,473,716
*	Scheid Vineyards, Inc.	2,900	99,470
*	Schiff Nutrition International, Inc.	70,700	492,072
	Scope Industries	16,650	1,461,037
*	Seneca Foods Corp. Class A	200	5,664
*	Seneca Foods Corp. Class B	6,800	197,948
*	Smart & Final Food, Inc.	287,377	6,325,168
*	Smithfield Foods, Inc.	13,695	439,815
	Spartan Stores, Inc.	211,866	5,593,262
* #	Spectrum Brands, Inc.	482,600	4,053,840
*	Standard Management Corp.	68,815	8,258
*	Star Scientific, Inc.	716,998	745,678
	Stephan Co.	33,500	128,975
	Tasty Baking Co.	80,500	685,860
	The Topps Co., Inc.	352,347	3,600,986
*	Tofutti Brands, Inc.	40,100	120,300
	United-Guardian, Inc.	39,320	503,296
* #	USANA Health Services, Inc.	174,170	6,771,730
*	Vermont Pure Holdings, Ltd.	20,600	39,552
*	Vita Food Products, Inc.	100	158
	WD-40 Co.	158,258	5,274,739
*	Wild Oats Markets, Inc.	268,076	4,610,907
*	Zapata Corp.	119,982	820,677
Total Consumer Staples			198,837,347

Energy — (3.6%)
* #	Abraxas Petroleum Corp.	371,800	1,483,482
	Adams Resources & Energy, Inc.	68,250	2,178,540
* #	Allis-Chalmers Energy, Inc.	335,700	6,781,140
* #	American Oil & Gas, Inc.	374,435	1,928,340
* #	Arena Resources, Inc.	145,142	7,384,825
	Barnwell Industries, Inc.	72,006	1,491,964
* #	Bolt Technology Corp.	55,420	2,445,685
*	Boots & Coots International Well Control, Inc.	567,362	1,174,439
*	BPZ Energy, Inc.	2,616	17,109
*	Brigham Exploration Co.	404,471	2,544,123
*	Bristow Group, Inc.	156,241	7,696,432

*	Callon Petroleum Co.	195,500	2,785,875
* #	Carrizo Oil & Gas, Inc.	243,881	9,918,640
	CKX Lands, Inc.	1,297	17,509
*	Clayton Williams Energy, Inc.	111,180	2,813,966
*	Contango Oil & Gas Co.	155,652	5,289,055
*	Dawson Geophysical Co.	75,050	3,994,911
* #	Dune Energy, Inc.	206,717	436,173
* #	Edge Petroleum Corp.	150,085	2,170,229
*	Endeavour International Corp.	781,460	1,609,808
*	Evolution Petroleum Corp.	9,600	29,472
*	FX Energy, Inc.	352,192	3,514,876
* #	Gasco Energy, Inc.	746,600	1,732,112
*	Giant Industries, Inc.	70,200	5,406,804
* #	Goodrich Petroleum Corp.	211,900	7,547,878
*	GSV, Inc.	2,740	438
	Gulf Island Fabrication, Inc.	138,349	4,583,502
* #	Gulfport Energy Corp.	312,369	5,966,248
*	Harvest Natural Resources, Inc.	487,800	4,619,466
*	Horizon Offshore, Inc.	25,445	430,529
* #	Houston American Energy Corp.	266,977	1,361,583
*	Infinity, Inc.	133,487	427,158
* #	Input/Output, Inc.	462,664	7,416,504
	Lufkin Industries, Inc.	101,530	6,488,782
	MarkWest Hydrocarbon, Inc.	117,517	6,993,437
*	Matrix Service Co.	252,394	6,448,667
* #	McMoran Exploration Co.	257,500	3,901,125
*	Meridian Resource Corp.	795,372	2,330,440
* #	Metretek Technologies, Inc.	151,500	2,113,425
*	Mexco Energy Corp.	1,400	7,210
*	Miller Petroleum, Inc.	1,921	941
* #	Mitcham Industries, Inc.	94,300	1,571,981
*	NATCO Group, Inc. Class A	170,198	7,320,216
*	National Coal Corp.	130,700	656,114
* #	Natural Gas Services Group	103,600	1,749,804
*	Newpark Resources, Inc.	880,469	6,946,900
*	Ngas Resources, Inc.	2,200	17,754
* #	OMNI Energy Services Corp.	171,145	1,870,615
* #	Pacific Ethanol, Inc.	394,786	5,313,820
	Panhandle Royalty Co.	32,775	834,124
*	Parallel Petroleum Corp.	337,886	7,791,651
*	Parker Drilling Co.	34,600	404,474
*	Petroleum Development Corp.	145,178	7,399,723
*	PetroQuest Energy, Inc.	458,562	6,493,238
*	PHI, Inc. Non-Voting	114,859	3,273,481
*	Pioneer Drilling Co.	190,100	2,929,441
*	Quest Resource Corp.	45,300	397,281
* #	Rentech, Inc.	1,286,825	3,152,721
	Royale Energy, Inc.	47,057	165,641
* #	SulphCo, Inc.	608,800	2,349,968
*	Superior Well Services, Inc.	38,272	992,010
* #	Syntroleum Corp.	492,496	1,472,563
*	T-3 Energy Services, Inc.	9,270	270,684

* #	Teton Energy Corp.	148,193	687,616
*	TGC Industries, Inc.	157,111	1,704,654
* #	Toreador Resources Corp.	158,909	2,472,624
* #	Transmeridian Exploration, Inc.	831,700	1,912,910
* #	Trico Marine Services, Inc.	145,226	6,115,467
* #	Tri-Valley Corp.	225,222	1,986,458
* #	TXCO Resources, Inc.	326,057	3,720,310
*	Union Drilling, Inc.	7,572	115,473
* #	VAALCO Energy, Inc.	534,600	2,560,734
* #	Warren Resources, Inc.	395,007	5,225,943
* #	Westmoreland Coal Co.	86,167	2,412,676
*	Westside Energy Corp.	78,100	254,606
Total Energy			228,026,517

Financials — (11.6%)
*	1st Constitution Bancorp	3,887	70,141
	1st Independence Financial Group, Inc.	5,985	101,685
	1st Source Corp.	204,017	5,345,245
#	21st Century Holding Co.	74,434	850,781
	Abigail Adams National Bancorp, Inc.	2,612	36,516
	Access National Corp.	27,675	252,119
	Advanta Corp. Class A	2,852	131,934
	Advanta Corp. Class B Non-Voting	1,360	68,354
	Affirmative Insurance Holdings, Inc.	9,700	149,865
	Alliance Financial Corp.	7,353	208,237
	Amcore Financial, Inc.	234,932	6,998,624
	Ameriana Bancorp	20,650	220,335
	American Bancorp of New Jersey, Inc.	72,738	784,843
	American Equity Investment Life Holding Co.	509,800	6,112,502
*	American Independence Corp.	15,776	170,854
	American National Bankshares, Inc.	6,802	155,766
*	American Physicians Capital, Inc.	98,047	4,008,161
	American Physicians Services Group, Inc.	36,700	632,708
	American River Bankshares	42,174	995,306
*	American Spectrum Realty, Inc.	1,290	28,896
	American West Bancorporation	130,313	2,585,410
	Ameris Bancorp	121,250	2,821,487
*	Amerisafe, Inc.	28,205	521,510
*	AmeriServe Financial, Inc.	189,054	824,275
	Anchor Bancorp Wisconsin, Inc.	216,528	6,199,197
#	Arrow Financial Corp.	99,798	2,241,463
	ASB Financial Corp.	4,400	90,860
*	Asset Acceptance Capital Corp.	288,037	5,530,310
#	ASTA Funding, Inc.	136,969	5,781,461
*	Atlantic American Corp.	157,725	772,852
	Atlantic Coast Federal Corp.	55,512	1,059,724
	Baldwin & Lyons, Inc. Class B	73,900	1,922,139
	BancFirst Corp.	152,633	6,589,167
*	Bancinsurance Corp.	39,480	248,724
	Bancorp Rhode Island, Inc.	17,332	652,203
	Bank of Commerce Holdings	15,700	180,000
*	Bank of Florida Corp.	83,250	1,500,997

#	Bank of Granite Corp.	144,524	2,342,734
#	Bank of the Ozarks, Inc.	158,935	4,564,613
	BankFinancial Corp.	212,776	3,502,293
	Banner Corp.	123,297	4,441,158
	Bar Harbor Bankshares	4,287	135,898
*	Beach First National Bancshares, Inc.	5,654	131,399
	Berkshire Bancorp, Inc.	305	4,840
	Berkshire Hills Bancorp, Inc.	79,135	2,602,750
	Beverly Hills Bancorp, Inc.	193,155	1,435,142
*	BFC Financial Corp.	192,630	809,046
*	BNCCORP, Inc.	11,910	214,380
*	BNS Holding, Inc. Class A	26,480	335,766
	Bristol West Holdings, Inc.	271,400	5,989,798
	Brooke Corp.	82,976	1,120,176
	Brookline Bancorp, Inc.	437,169	5,219,798
*	Brunswick Bancorp	100	1,117
	Bryn Mawr Bank Corp.	19,036	442,397
	C&F Financial Corp.	3,119	133,556
*	CabelTel International Corp.	3,430	13,583
#	Cadence Financial Corp.	3,867	75,948
	California First National Bancorp	79,650	1,229,796
	Camco Financial Corp.	19,854	246,587
	Camden National Corp.	65,556	2,510,795
	Capital Bank Corp.	3,315	57,316
#	Capital City Bank Group, Inc.	71,029	2,120,216
#	Capital Corp. of the West	97,918	2,413,679
	Capital Properties, Inc.	208	4,871
	Capital Southwest Corp.	4,918	849,339
#	Capitol Bancorp, Ltd.	151,490	4,375,031
	Cardinal Financial Corp.	222,185	2,179,635
	Carrollton Bancorp	250	4,237
	Carver Bancorp, Inc.	3,604	58,637
* #	Cash Systems, Inc.	168,056	1,060,433
*	Centennial Bank Holdings, Inc.	190,459	1,668,421
	Center Bancorp, Inc.	126,565	1,949,116
	Center Financial Corp.	150,354	2,589,096
#	Centerstate Banks of Florida, Inc.	13,801	235,583
	Central Bancorp, Inc.	10,000	282,600
	Central Virginia Bankshares, Inc.	5,919	144,720
	Centrue Financial Corp.	5,311	101,440
	Century Bancorp, Inc. Class A	7,600	174,800
	CFS Bancorp, Inc.	101,673	1,504,760
	Charter Financial Corp.	750	40,500
	Chemical Financial Corp.	235,414	6,330,282
	Citizens First Bancorp, Inc.	79,838	1,807,532
	Citizens Holding Co.	400	8,800
	Citizens South Banking Corp.	42,776	545,822
* #	Citizens, Inc.	388,983	3,014,618
	City Holding Co.	174,419	6,647,108
*	Clayton Holdings, Inc.	37,900	545,760
*	CNA Surety Corp.	311,342	6,363,830
	CNB Financial Corp.	9,200	131,100

	CoBiz, Inc.	113,807	2,104,291
	Codorus Valley Bancorp, Inc.	2,248	43,444
*	Colonial Bankshares, Inc.	340	5,117
#	Colony Bankcorp, Inc.	24,300	515,160
	Columbia Banking System, Inc.	159,361	4,835,013
	Comm Bancorp, Inc.	1,551	75,006
	Commercial Bancshares, Inc.	38,553	1,916,084
	Commercial National Financial Corp.	3,800	74,670
	Commonwealth Bankshares, Inc.	6,217	129,935
*	Community Bancorp	28,980	860,126
	Community Bank System, Inc.	282,197	5,801,970
	Community Banks, Inc.	32,795	1,040,257
	Community Bankshares, Inc.	4,330	66,898
	Community Capital Corp.	676	13,554
	Community Trust Bancorp, Inc.	150,480	5,110,301
	Community West Bancshares	26,455	415,343
	Consolidated-Tokoma Land Co.	51,100	3,806,950
*	Consumer Portfolio Services, Inc.	208,967	1,262,161
	Cooperative Bankshares, Inc.	17,325	292,792
*	Cowen Group, Inc.	99,876	1,780,789
*	Cowlitz Bancorporation	6,303	105,827
	Crawford & Co. Class A	94,400	610,768
	Crawford & Co. Class B	132,500	904,975
*	Dearborn Bancorp, Inc.	21,086	347,497
#	Delta Financial Corp.	219,200	2,871,520
	Desert Community Bank	2,800	64,400
	Dime Community Bancshares	346,112	4,672,512
*	Dollar Financial Corp.	190,151	5,811,015
	Donegal Group, Inc. Class A	180,377	2,754,357
	Donegal Group, Inc. Class B	34,026	562,620
	ECB Bancorp, Inc.	2,322	71,982
	EMC Insurance Group, Inc.	133,763	3,390,892
* #	Empire Financial Holding Co.	2,025	3,341
* #	Encore Capital Group, Inc.	207,255	2,501,568
*	Enstar Group, Ltd.	2,522	292,981
	Enterprise Financial Services Corp.	71,731	1,739,477
* #	Epoch Holding Corp.	75,975	1,070,488
	ESB Financial Corp.	94,862	1,053,917
	Evans Bancorp, Inc.	1,400	27,307
	Exchange National Bancshares, Inc.	651	20,708
*	EZCORP, Inc. Class A Non-Voting	275,700	4,143,771
#	Federal Agriculture Mortgage Corporation Class C	86,200	2,533,418
	Federal Trust Corp.	5,930	51,710
	Fidelity Bancorp, Inc.	2,616	46,957
	Fidelity Southern Corp.	82,500	1,479,225
#	Financial Federal Corp.	272,250	7,402,477
*	Financial Industries Corp.	9,148	54,888
	Financial Institutions, Inc.	39,754	805,416
*	Firebrand Financial Group, Inc.	59,300	7,412
*	First Acceptance Corp.	433,702	4,423,760
	First Albany Companies, Inc.	110,420	202,069
	First Bancorp	142,162	2,772,159

	First Bancorp of Indiana, Inc.	300	5,100
	First Bancshares, Inc.	891	14,924
*	First Bank of Delaware	50,014	143,540
#	First Busey Corp.	203,873	4,083,576
*	First Cash Financial Services, Inc.	318,654	7,944,044
	First Charter Corp.	330,970	7,274,721
	First Community Bancshares, Inc.	109,410	3,423,439
	First Defiance Financial Corp.	68,292	1,877,347
	First Federal Bancshares of Arkansas, Inc.	46,800	1,130,220
	First Federal Bankshares, Inc.	1,350	25,515
	First Federal of Northern Michigan Bancorp, Inc.	1,600	14,496
	First Financial Bancorp	375,426	5,526,271
	First Financial Bankshares, Inc.	59,467	2,410,792
	First Financial Corp.	122,845	3,529,337
	First Financial Holdings, Inc.	122,500	4,043,725
	First Financial Service Corp.	9,034	259,095
	First Franklin Corp.	1,179	19,536
	First Indiana Corp.	154,125	3,239,707
*	First Investors Financial Services Group, Inc.	43,200	313,416
*	First Keystone Financial, Inc.	16,500	319,935
	First M&F Corp.	11,361	215,291
*	First Mariner Bancorp, Inc.	23,048	307,691
	First Merchants Corp.	167,116	4,069,275
	First Mutual Bancshares, Inc.	47,758	1,057,840
*	First National Bancshares, Inc.	300	4,800
	First National Lincoln Corp.	10,611	169,033
	First PacTrust Bancorp, Inc.	16,241	410,735
	First Place Financial Corp.	158,911	3,322,829
*	First Regional Bancorp	116,649	2,996,713
	First Security Group Inc.	1,500	16,755
#	First South Bancorp, Inc.	21,932	603,569
	First State Bancorporation	179,336	3,966,912
	First United Corp.	20,353	437,997
	First West Virginia Bancorp, Inc.	400	7,782
	Firstbank Corp.	30,747	582,964
*	FirstCity Financial Corp.	106,795	1,000,669
	Flushing Financial Corp.	201,169	3,309,230
	FMS Financial Corp.	9,300	284,115
	FNB Corp. VA	6,782	217,092
	FNB Financial Services Corp.	13,166	190,117
	FNB United Corp.	18,643	301,830
*	FPIC Insurance Group, Inc.	93,997	4,359,581
*	Franklin Bank Corp.	214,374	3,535,027
* #	Franklin Credit Management Corp.	17,800	86,330
	Gateway Financial Holdings, Inc.	102,746	1,486,735
	GB&T Bancshares, Inc.	128,167	2,131,417
	German American Bancorp, Inc.	33,565	463,868
	Gouverneur Bancorp, Inc.	700	7,686
*	Great Lakes Bancorp, Inc.	54,610	770,001
	Great Pee Dee Bancorp, Inc.	1,120	17,629
	Great Southern Bancorp, Inc.	135,067	3,734,603
*	Greater Atlantic Financial Corp.	200	1,004

	Greater Community Bancorp	4,904	78,366
	Greene Bancshares, Inc.	93,731	3,279,648
*	Greenville First Bancshares, Inc.	14,527	307,972
*	Grubb & Ellis Co.	252,149	3,192,206
	GS Financial Corp.	7,300	148,482
	Guaranty Bancshares, Inc.	1,600	36,880
	Guaranty Federal Bancshares, Inc.	21,497	646,845
	Habersham Bancorp	340	7,426
	Harleysville Group, Inc.	632	19,124
#	Harleysville National Corp.	264,106	4,270,594
	Harleysville Savings Financial Corp.	1,686	27,684
	Harrington West Financial Group, Inc.	1,075	18,522
#	Heartland Financial USA, Inc.	31,624	761,822
#	Hercules Technology Growth Capital, Inc.	223,926	3,237,970
	Heritage Commerce Corp.	114,368	2,788,292
	Heritage Financial Corp.	87,885	2,034,538
	Heritage Financial Group	300	4,773
	HF Financial Corp.	33,192	575,881
	Hingham Institution for Savings	6,634	217,529
	HMN Financial, Inc.	34,646	1,182,814
	Home Federal Bancorp	37,400	1,073,754
	HopFed Bancorp, Inc.	4,655	74,433
	Horace Mann Educators Corp.	23,400	522,288
	Horizon Financial Corp.	117,723	2,653,476
	IBERIABANK Corp.	108,162	5,530,323
	IBT Bancorp, Inc.	2,952	56,678
	Independence Holding Co.	35,603	787,182
	Independent Bank Corp. MA	140,701	4,168,971
	Independent Bank Corp. MI	214,800	3,713,892
	Infinity Property & Casualty Corp.	159,371	8,419,570
	Integra Bank Corp.	161,455	3,676,330
	Intervest Bancshares Corp.	70,600	1,748,762
	Investors Title Co.	20,202	991,918
	Irwin Financial Corp.	280,400	4,458,360
	ITLA Capital Corp.	51,800	2,845,892
	Jefferson Bancshares, Inc.	1,389	16,515
*	Kennedy-Wilson, Inc.	76,600	2,623,550
*	Kent Financial Services, Inc.	49,712	108,869
	K-Fed Bancorp	21,182	402,458
*	KMG America Corp.	87,400	479,826
	KNBT Bancorp, Inc.	259,924	3,943,047
*	LaBranche & Co., Inc.	166,500	1,375,290
* #	Ladenburg Thalmann Financial Services, Inc.	67,599	155,478
	Lakeland Bancorp, Inc.	49,263	690,667
	Lakeland Financial Corp.	56,735	1,248,170
	Landmark Bancorp, Inc.	234	6,575
	Leesport Financial Corp.	2,673	57,369
	Legacy Bancorp, Inc.	22,035	330,745
	Lincoln Bancorp	2,685	51,928
#	LNB Bancorp, Inc.	13,195	209,405
	LSB Bancshares, Inc.	37,613	519,059
	LSB Corp.	21,451	369,815

	LSB Financial Corp.	213	5,372
#	Macatawa Bank Corp.	154,898	2,425,704
	MainSource Financial Group, Inc.	62,281	1,068,119
*	MarketAxess Holdings, Inc.	18,503	326,948
*	Marlin Business Services, Inc.	118,674	2,443,498
	MASSBANK Corp.	32,127	1,053,766
	Mayflower Bancorp, Inc.	2,950	29,647
*	Mays (J.W.), Inc.	2,700	63,396
#	MBT Financial Corp.	168,253	2,310,114
*	Meadowbrook Insurance Group, Inc.	236,200	2,579,304
	Medallion Financial Corp.	161,000	1,840,230
	Mercantile Bancorp, Inc.	1,631	36,412
	Mercantile Bank Corp.	30,055	826,212
	Mercer Insurance Group, Inc.	59,656	1,112,584
	Merchants Bancshares, Inc.	62,524	1,406,790
	Merrill Merchants Bancshares, Inc.	3,042	93,724
#	Meta Financial Group, Inc.	17,123	640,400
	MetroCorp Bancshares, Inc.	49,350	1,046,713
	MFB Corp.	8,594	292,626
	MicroFinancial, Inc.	45,165	264,215
	Mid Penn Bancorp, Inc.	1,430	34,391
	Midland Co.	97,075	4,319,837
	MidSouth Bancorp, Inc.	8,785	219,625
#	Midwest Banc Holdings, Inc.	212,864	3,416,467
	MidWestOne Financial Group, Inc.	1,468	25,573
	Monroe Bancorp	4,670	81,491
*	Move, Inc.	1,396,321	5,864,548
	MutualFirst Financial, Inc.	4,504	83,594
	Nara Bancorp, Inc.	255,746	4,107,281
	National Interstate Corp.	1,200	29,256
	National Security Group, Inc.	12,602	235,279
	National Western Life Insurance Co. Class A	2,600	654,836
*	Navidec Financial, Inc.	3,516	—
*	Navigators Group, Inc.	150,925	7,472,297
	NBT Bancorp, Inc.	335,433	7,580,786
#	NetBank, Inc.	112,237	32,549
	New England Bancshares, Inc.	2,680	34,331
	New Hampshire Thrift Bancshares, Inc.	4,306	64,289
	New Westfield Financial, Inc.	19,465	201,657
#	New York Community Bancorp, Inc.	28,439	497,114
*	Newtek Business Services, Inc.	243,027	473,903
*	NexCen Brands, Inc.	493,934	6,312,477
	North Central Bancshares, Inc.	17,500	701,750
	North Valley Bancorp	9,800	242,844
	Northeast Bancorp	12,600	219,240
*	Northeast Community Bancorp, Inc.	3,498	42,571
	Northrim BanCorp, Inc.	46,626	1,253,307
	Northway Financial, Inc.	200	7,114
	Norwood Financial Corp.	205	6,646
	NYMAGIC, Inc.	81,344	3,409,127
	Oak Hill Financial, Inc.	39,978	846,734
#	OceanFirst Financial Corp.	112,591	2,019,883

*	Ocwen Financial Corp.	384,603	5,445,978
	Ohio Valley Banc Corp.	1,500	37,875
#	Old Second Bancorp, Inc.	70,317	2,056,069
	Omega Financial Corp.	120,760	3,450,113
	PAB Bankshares, Inc.	15,835	315,433
	Pacific Continental Corp.	22,510	360,617
*	Pacific Mercantile Bancorp	92,217	1,270,750
*	Pacific Premier Bancorp, Inc.	26,512	269,892
*	Pacific State Bancorp	8,290	156,349
	Pamrapo Bancorp, Inc.	39,603	828,891
	Park Bancorp, Inc.	2,800	93,800
	Parkvale Financial Corp.	50,395	1,514,370
	Partners Trust Financial Group, Inc.	424,019	4,609,087
*	Patriot Capital Funding, Inc.	1,000	14,990
	PAULA Financial	49,300	125,715
	Peapack-Gladstone Financial Corp.	37,950	1,080,816
*	Penn Treaty American Corp.	198,867	1,207,123
	Penns Woods Bancorp, Inc.	2,031	69,745
*	Pennsylvania Commerce Bancorp, Inc.	27,150	731,149
	Peoples Bancorp of North Carolina	4,100	121,770
	Peoples Bancorp, Inc. IN	2,631	51,278
	Peoples Bancorp, Inc. OH	96,416	2,662,046
	Peoples Community Bancorp	900	13,851
	PFF Bancorp, Inc.	241,200	7,238,412
*	Pico Holdings, Inc.	168,371	7,915,121
	Pinnacle Bancshares, Inc.	1,500	21,780
*	Pinnacle Financial Partners, Inc.	139,835	4,132,124
	Placer Sierra Bancshares	5,200	146,224
*	PMA Capital Corp. Class A	303,756	3,231,964
#	Portfolio Recovery Associates, Inc.	156,728	9,278,298
	Premier Financial Bancorp, Inc.	8,630	133,333
	Presidential Life Corp.	226,349	4,133,133
	Princeton National Bancorp, Inc.	7,045	203,248
	ProCentury Corp.	129,949	2,474,229
	Providence Community Bancshares, Inc.	852	17,760
	Provident Financial Holdings, Inc.	72,400	1,797,692
	Provident New York Bancorp	413,654	5,671,196
#	Pulaski Financial Corp.	79,347	1,260,030
	QC Holdings, Inc.	42,800	642,000
	Rainier Pacific Financial Group, Inc.	51,047	1,041,359
	Renasant Corp.	141,380	3,438,362
	Republic Bancorp, Inc. Class A	177,655	3,387,881
*	Republic First Bancorp, Inc.	69,817	697,472
	Resource America, Inc.	172,380	4,059,549
*	Rewards Network, Inc.	254,850	996,463
	Riverview Bancorp, Inc.	96,249	1,343,636
	Rome Bancorp, Inc.	53,296	665,134
	Royal Bancshares of Pennsylvania, Inc. Class A	17,220	363,859
*	RTW, Inc.	46,750	399,713
	Rurban Financial Corp.	310	3,784
#	S&T Bancorp, Inc.	72,083	2,361,439
#	S.Y. Bancorp, Inc.	130,485	3,259,515

	Salisbury Bancorp, Inc.	1,200	41,640
	Sanders Morris Harris Group, Inc.	174,086	2,383,237
	Sandy Spring Bancorp, Inc.	152,497	4,899,729
#	SCBT Financial Corp.	27,301	989,934
*	SCPIE Holdings, Inc.	37,494	802,372
*	Seabright Insurance Holdings	158,500	2,835,565
#	Seacoast Banking Corp. of Florida	170,613	3,968,458
	Security Bank Corp.	63,802	1,311,769
	Shore Financial Corp.	1,760	23,302
	Siebert Financial Corp.	42,300	158,625
#	Sierra Bancorp	89,538	2,491,843
	Simmons First National Corp. Class A	138,653	3,911,401
	South Street Financial Corp.	2,945	23,192
*	Southcoast Financial Corp.	12,141	246,479
	Southern Community Financial Corp.	42,600	404,274
*	Southern Connecticut Bancorp, Inc.	1,100	8,217
	SouthFirst Bancshares, Inc.	100	1,215
#	Southside Bancshares, Inc.	50,613	1,093,747
	Southwest Bancorp, Inc.	139,840	3,435,869
	Southwest Georgia Financial Corp.	852	16,188
	State Bancorp, Inc.	104,971	1,894,727
	Sterling Bancorp	309,669	4,963,994
	Sterling Bancshares, Inc.	598,135	6,872,571
	Sterling Financial Corp.	13,979	422,725
#	Sterling Financial Corp. (PA)	163,600	1,616,368
	Stewart Information Services Corp.	52,200	2,068,164
* #	Stifel Financial Corp.	134,283	8,085,179
*	Stratus Properties, Inc.	59,904	2,164,931
#	Suffolk Bancorp	99,389	3,048,261
*	Sun American Bancorp	7,880	92,984
*	Sun Bancorp, Inc.	206,176	3,667,871
* #	Superior Bancorp	302,453	3,081,996
	Sussex Bancorp	2,300	35,650
	SWS Group, Inc.	268,423	6,479,731
	Synergy Financial Group, Inc.	49,192	671,963
	Taylor Capital Group, Inc.	59,077	1,781,172
	Team Financial, Inc.	600	9,036
	Teche Holding Co.	2,769	122,390
* #	Tejon Ranch Co.	164,529	8,106,344
* #	Temecula Valley Bancorp, Inc.	73,925	1,412,707
*	Texas Capital Bancshares, Inc.	33,900	763,767
	TF Financial Corp.	14,921	451,211
*	The Bancorp, Inc.	135,000	2,897,100
*	The Intergroup Corp.	6,500	130,000
	The Savannah Bancorp, Inc.	3,478	87,646
	The Wilber Corp.	300	2,805
	The Ziegler Companies, Inc.	4,200	128,520
*	Thomas Weisel Partners Group, Inc.	14,700	257,250
	TIB Financial Corp.	25,472	346,164
	TierOne Corp.	163,324	5,110,408
	Timberland Bancorp, Inc.	37,663	1,315,569
	Tompkins County Trustco, Inc.	82,112	3,062,778

	Tower Financial Corp.	738	11,255
	Tower Group, Inc.	93,884	2,972,367
*	Tradestation Group, Inc.	407,537	4,857,841
* #	Trenwick Group, Ltd.	12,662	17
*	Triad Guaranty, Inc.	133,979	5,974,124
	Trico Bancshares	150,603	3,411,158
#	TrustCo Bank Corp. NY	100,423	975,107
*	Unico American Corp.	114,100	1,342,957
#	Union Bankshares Corp.	120,442	2,831,591
	Union Bankshares, Inc.	2,000	42,580
*	United America Indemnity, Ltd.	79,809	1,994,427
	United Bancshares, Inc.	1,000	14,950
*	United Capital Corp.	90,008	2,803,749
	United Community Financial Corp.	278,553	2,947,091
	United Financial Bancorp, Inc.	18,496	282,804
*	United PanAm Financial Corp.	150,147	2,357,308
#	United Security Bancshares CA	37,379	840,654
*	United Western Bancorp, Inc.	10,683	269,639
	Unity Bancorp, Inc.	21,782	258,770
#	Univest Corporation of Pennsylvania	98,522	2,315,267
	USB Holding Co., Inc.	209,599	4,221,341
#	Vineyard National Bancorp Co.	31,100	758,840
* #	Virginia Commerce Bancorp, Inc.	234,056	4,276,203
#	Virginia Financial Group, Inc.	7,259	159,771
	Wainwright Bank & Trust Co.	2,702	35,811
	Washington Banking Co.	55,294	858,716
	Washington Savings Bank, FSB	44,668	381,911
	Washington Trust Bancorp, Inc.	132,221	3,219,581
	Wayne Savings Bancshares, Inc.	589	8,116
	Wesbanco, Inc.	202,414	6,345,679
#	West Bancorporation	159,096	2,364,167
	West Coast Bancorp	149,461	4,613,861
	Westwood Holdings Group, Inc.	17,501	471,652
	Willow Financial Bancorp, Inc.	142,953	1,744,027
	Wilshire Bancorp, Inc.	264,376	3,368,150
	Wilshire Enterprises, Inc.	130,375	743,138
*	World Acceptance Corp.	177,000	7,501,260
	WSFS Financial Corp.	12,200	806,176
	WVS Financial Corp.	500	8,350
	Yardville National Bancorp	110,232	3,968,352
* #	ZipRealty, Inc.	16,400	123,000
Total Financials			746,162,381

Health Care — (13.9%)
*	A.D.A.M., Inc.	5,100	33,150
*	Abaxis, Inc.	200,562	4,590,864
* #	Abiomed, Inc.	256,989	2,867,997
*	Acacia Research-CombiMatrix	195,451	132,907
* #	Acadia Pharmaceuticals, Inc.	327,308	4,186,269
*	Accelr8 Technology Corp.	10,362	19,170
*	Accelrys, Inc.	262,039	1,677,050
* #	Access Pharmaceuticals, Inc.	15,200	72,352

* #	Acusphere, Inc.	234,691	685,298
* #	Adolor Corp.	59,218	222,660
*	Advanced Magnetics, Inc.	133,040	8,390,833
* #	Advancis Pharmaceutical Corp.	277,090	831,270
* #	ADVENTRX Pharmaceuticals, Inc.	640,000	1,804,800
*	Air Methods Corp.	117,580	4,152,926
* #	Akorn, Inc.	667,800	4,681,278
* #	Aksys, Ltd.	204,113	6,123
*	Albany Molecular Research, Inc.	326,551	4,646,821
* #	Align Technology, Inc.	444,146	10,122,087
*	Alliance Imaging, Inc.	473,700	4,149,612
*	Allied Healthcare International, Inc.	342,908	1,032,153
*	Allied Healthcare Products, Inc.	65,800	419,146
*	Allion Healthcare, Inc.	17,800	89,000
* #	Allos Therapeutics, Inc.	651,602	3,766,260
*	Almost Family, Inc.	23,000	542,800
* #	Alnylam Pharmaceuticals, Inc.	362,730	5,948,772
*	Alteon, Inc.	220,900	12,150
*	Amedisys, Inc.	240,143	8,957,334
*	America Services Group, Inc.	99,692	1,847,293
*	American Caresource Holding, Inc.	204	402
*	American Claims Evaluation, Inc.	3,100	5,952
*	American Dental Partners, Inc.	123,120	3,178,958
	American Shared Hospital Services	35,263	210,520
*	AMICAS, Inc.	434,714	1,365,002
*	AMN Healthcare Services, Inc.	332,900	7,496,908
*	Amsurg Corp.	297,081	7,311,163
	Analogic Corp.	128,346	8,470,836
*	Anesiva, Inc.	62,313	470,463
*	Angeion Corp.	1,294	13,975
*	AngioDynamics, Inc.	148,530	2,354,201
*	Anika Therapeutics, Inc.	104,533	1,421,649
* #	Antigenics, Inc.	429,428	1,206,693
*	AP Pharma, Inc.	48,350	128,611
* #	Aphton Corp.	201,833	505
*	Aradigm Corp.	29,208	44,104
* #	Arcadia Resources, Inc.	126,700	187,516
*	Ardea Biosciences, Inc.	50,457	287,605
* #	Arena Pharmaceuticals, Inc.	554,179	7,703,088
* #	Ariad Pharmaceuticals, Inc.	623,634	3,386,333
*	Arqule, Inc.	354,754	3,185,691
*	Array BioPharma, Inc.	395,379	4,914,561
	Arrhythmia Research Technology, Inc.	26,575	355,839
*	Aspect Medical Systems, Inc.	216,544	3,505,847
* #	AtheroGenics, Inc.	358,831	857,606
	Atrion Corp.	17,367	1,581,786
*	ATS Medical, Inc.	142,500	230,850
*	Auxilium Pharmaceuticals, Inc.	85,500	1,314,135
*	Avalon Pharmaceuticals, Inc.	2,980	15,794
* #	AVANIR Pharmaceuticals Class A	314,452	1,088,004
*	Avant Immunotherapeutics, Inc.	539,991	539,829
* #	AVI BioPharma, Inc.	482,772	1,472,455

*	Avigen, Inc.	260,836	1,750,210
*	AXM Pharma, Inc.	89,000	15,130
*	Barrier Therapeutics, Inc.	286,342	1,869,813
* #	Bentley Pharmaceuticals, Inc.	201,950	2,395,127
*	Bioanalytical Systems, Inc.	12,300	86,838
* #	BioCryst Pharmaceuticals, Inc.	271,900	2,175,200
* #	Bioenvision, Inc.	377,258	2,131,508
*	Bio-Imaging Technologies, Inc.	110,475	767,801
* #	BioLase Technology, Inc.	230,885	1,385,310
*	Bio-Reference Laboratories, Inc.	134,668	3,506,755
* #	BioSante Pharmaceuticals, Inc.	227,470	1,551,345
*	BioScrip, Inc.	356,462	1,493,576
*	Biosite, Inc.	129,914	11,941,695
*	BioSphere Medical, Inc.	173,307	1,344,862
*	BioTime, Inc.	2,700	1,566
*	Bioveris Corp.	32,000	684,160
*	Bovie Medical Corp.	151,099	1,084,891
*	Bradley Pharmaceuticals, Inc.	157,749	3,483,098
*	Bruker BioSciences Corp.	789,231	6,740,033
* #	BSD Medical Corp.	208,291	1,655,913
* #	BSML, Inc.	3,800	2,090
*	Caliper Life Sciences, Inc.	463,931	2,134,083
	Cambrex Corp.	279,840	3,478,411
*	Candela Corp.	224,956	2,528,505
*	Cantel Medical Corp.	149,670	2,656,643
*	Capital Senior Living Corp.	261,688	2,909,971
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,046,841
*	Cardiac Science Corp.	133,414	1,402,181
*	CardioDynamics International Corp.	326,305	233,634
*	Cardiotech International, Inc.	174,860	229,067
* #	Cell Genesys, Inc.	595,495	2,572,538
* #	Cell Therapeutics, Inc.	118,819	588,154
* #	Cepheid, Inc.	544,943	6,375,833
*	Cerus Corp.	269,236	1,674,648
*	Chad Therapeutics, Inc.	24,500	49,000
*	Cholestech Corp.	153,612	2,573,001
* #	Ciphergen Biosystems, Inc.	199,606	233,539
*	Clarient, Inc.	44,200	94,146
*	Clinical Data, Inc.	24,526	544,477
* #	Collagenex Pharmaceuticals, Inc.	210,573	2,229,968
* #	Columbia Laboratories, Inc.	434,462	1,099,189
* #	Combinatorx, Inc.	234,874	1,585,400
	Computer Programs & Systems, Inc.	100,981	3,390,942
* #	Conceptus, Inc.	282,206	5,243,387
*	Conmed Corp.	266,279	8,337,195
*	Corautus Genetics, Inc.	3,614	1,337
*	Corcept Therapeutics, Inc.	199,501	277,306
* #	Cortex Pharmaceuticals, Inc.	364,140	1,081,496
*	Corvel Corp.	139,347	3,823,682
* #	Critical Therapeutics, Inc.	193,963	626,500
*	Criticare Systems, Inc.	107,480	391,227
*	Cross Country Healthcare, Inc.	304,069	5,293,841

*	CryoCor, Inc.	37,603	223,738
*	CryoLife, Inc.	247,429	3,612,463
* #	CuraGen Corp.	533,496	1,445,774
* #	Curative Health Services, Inc.	115,100	—
*	Curis, Inc.	404,216	561,860
*	Cutera, Inc.	129,828	3,401,494
* #	CV Therapeutics, Inc.	523,992	5,522,876
* #	Cyberonics, Inc.	250,000	4,695,000
*	Cyclacel Pharmaceuticals, Inc.	126,001	1,068,488
*	Cynosure, Inc. Class A	14,813	473,423
* #	Cypress Bioscience, Inc.	319,654	4,839,562
*	Cytogen Corp.	232,077	492,003
*	Cytomedix, Inc.	56,700	59,535
*	Cytori Therapeutics, Inc.	26,597	163,306
* #	CytRx Corp.	6,400	26,880
	Datascope Corp.	151,010	5,564,719
*	Daxor Corp.	46,300	685,240
*	Del Global Technologies Corp.	157,042	283,461
* #	Dendreon Corp.	566,683	4,862,140
* #	DepoMed, Inc.	391,048	1,708,880
*	Dialysis Corporation of America	30,600	333,846
*	Digirad Corp.	43,200	196,128
*	Discovery Laboratories, Inc.	701,691	2,378,732
* #	Diversa Corp.	438,434	2,854,205
*	DJO, Inc.	146,600	5,718,866
*	DOV Pharmaceutical, Inc.	200,623	71,221
* #	Durect Corp.	661,389	2,645,556
* #	DUSA Pharmaceuticals, Inc.	158,876	559,244
* #	Dyadic International, Inc.	96,800	515,944
*	Dyax Corp.	458,567	2,127,751
* #	Dynacq Healthcare, Inc.	67,234	123,711
*	Dynavax Technologies Corp.	369,482	1,840,020
* #	Elite Pharmaceuticals, Inc.	168,713	388,040
* #	Emageon, Inc.	97,800	741,324
* #	Emeritus Corp.	172,068	6,151,431
* #	Emisphere Technologies, Inc.	254,928	1,006,966
*	Encision, Inc.	3,700	12,580
* #	Encysive Pharmaceuticals, Inc.	539,269	2,124,720
*	Endocare, Inc.	71,300	174,685
*	Endologix, Inc.	411,756	1,844,667
*	Enpath Medical, Inc.	50,082	718,176
*	Entremed, Inc.	493,456	883,286
* #	Enzo Biochem, Inc.	329,287	5,354,207
* #	Enzon Pharmaceuticals, Inc.	115,500	978,285
* #	EP Medsystems, Inc.	193,300	346,007
* #	Epicept Corp.	35,693	93,516
*	EPIX Pharmaceuticals, Inc.	298,596	1,758,730
*	eResearch Technology, Inc.	532,178	4,768,315
*	etrials Worldwide, Inc.	85,970	411,796
*	Exact Sciences Corp.	264,863	791,940
*	Exactech, Inc.	100,152	1,621,461
*	Exelixis, Inc.	532,673	5,902,017

*	E-Z-EM, Inc.	108,518	1,853,487
* #	Five Star Quality Care, Inc.	316,450	2,582,232
*	Genaera Corp.	29,683	90,533
*	Gene Logic, Inc.	259,660	379,104
*	Genesis HealthCare Corp.	49	3,347
* #	Genitope Corp.	335,995	1,199,502
* #	Genta, Inc.	846,721	251,815
*	Gentiva Health Services, Inc.	273,736	5,606,113
*	GenVec, Inc.	701,062	3,084,673
* #	Geron Corp.	721,387	6,651,188
*	Greatbatch, Inc.	218,900	6,575,756
*	GTC Biotherapeutics, Inc.	145,853	173,565
*	GTx, Inc.	78,743	1,571,710
*	Halozyme Therapeutics, Inc.	321,600	3,283,536
* #	Hana Biosciences, Inc.	37,579	65,763
*	Hanger Orthopedic Group, Inc.	178,800	2,045,472
*	Harvard Bioscience, Inc.	302,596	1,564,421
*	HealthAxis, Inc.	5,710	10,621
*	HealthStream, Inc.	212,266	781,139
*	HealthTronics, Inc.	322,905	1,549,944
* #	Hemispherx Biopharma, Inc.	550,400	869,632
*	Hi-Tech Pharmacal Co., Inc.	108,675	1,282,365
*	HMS Holdings Corp.	231,922	4,756,720
*	Hollis-Eden Pharmaceuticals, Inc.	227,168	577,007
	Hooper Holmes, Inc.	672,769	2,442,151
*	Horizon Health Corp.	128,350	2,568,284
*	Icagen, Inc.	19,600	33,908
*	ICU Medical, Inc.	137,591	5,524,279
*	Idera Pharmaceuticals, Inc.	140,799	1,198,199
* #	IDM Pharma, Inc.	29,000	95,410
* #	I-Flow Corp.	233,186	3,656,356
* #	Immtech International, Inc.	140,446	1,008,402
*	Immunicon Corp.	251,597	518,290
*	ImmunoGen, Inc.	412,276	2,321,114
* #	Immunomedics, Inc.	623,921	3,325,499
* #	IMPATH Bankruptcy Liquidating Trust	70,200	88,452
*	IMPATH, Inc.	70,200	—
*	Implant Sciences Corp.	99,817	194,643
* #	Incyte Corp.	823,007	5,835,120
*	Indevus Pharmaceuticals, Inc.	672,000	4,972,800
*	Infinity Pharmaceuticals, Inc.	118,185	1,276,398
*	Inhibitex, Inc.	97,500	135,525
* #	Inovio Biomedical Corp.	366,304	1,337,010
*	Insite Vision, Inc.	179,500	321,305
* #	Insmed, Inc.	462,593	355,965
* #	Inspire Pharmaceuticals, Inc.	413,933	2,454,623
*	IntegraMed America, Inc.	76,638	887,468
*	Interleukin Genetics, Inc.	91,221	218,930
* #	InterMune, Inc.	309,720	8,235,455
* #	Interpharm Holdings, Inc.	139,900	204,254
* #	Introgen Therapeutics, Inc.	401,004	1,756,398
	Invacare Corp.	71,500	1,269,125

*	Iomed, Inc.	62,900	167,314
*	Iridex Corp.	75,054	413,548
* #	IRIS International, Inc.	177,276	2,442,863
* #	Isis Pharmaceuticals, Inc.	808,307	8,131,568
* #	Isolagen, Inc.	338,100	1,538,355
* #	Ista Pharmaceuticals, Inc.	256,833	2,049,527
* #	I-Trax, Inc.	372,455	1,672,323
*	IVAX Diagnostics, Inc.	47,200	53,808
*	Javelin Pharmaceuticals, Inc.	334,270	2,403,401
*	Kendle International, Inc.	141,840	4,897,735
*	Kensey Nash Corp.	122,700	2,862,591
* #	Keryx Biopharmaceuticals, Inc.	397,294	4,342,423
	Kewaunee Scientific Corp.	19,400	217,086
*	Kosan Biosciences, Inc.	388,907	2,411,223
* #	La Jolla Pharmaceutical Co.	359,781	1,932,024
	Landauer, Inc.	89,595	4,451,080
*	Langer, Inc.	14,725	75,098
*	Lannet Co., Inc.	208,170	1,365,595
	LCA-Vision, Inc.	82,055	3,712,989
*	Lexicon Pharmaceuticals, Inc.	732,293	2,387,275
*	Lifecell Corp.	558	15,708
*	Lifecore Biomedical, Inc.	131,197	2,314,315
	Ligand Pharmaceuticals, Inc. Class B	39,100	258,451
*	Lipid Sciences, Inc.	188,800	251,104
*	Luminex Corp.	295,513	3,667,316
* #	Martek Biosciences Corp.	85,644	1,792,529
*	Matria Healthcare, Inc.	211,012	6,752,384
* #	Matritech, Inc.	234,500	93,800
*	Matrixx Initiatives, Inc.	93,800	1,876,938
*	Maxygen, Inc.	359,381	3,654,905
*	MedCath Corp.	204,193	6,738,369
*	Medical Action Industries, Inc.	154,955	3,130,091
*	Medical Staffing Network Holdings, Inc.	227,000	1,343,840
*	MEDTOX Scientific, Inc.	79,672	1,959,931
* #	Memory Pharmaceuticals Corp.	330,223	951,042
*	Memry Corp.	287,100	508,167
*	Merge Technologies, Inc.	183,553	1,270,187
	Meridian Bioscience, Inc.	386,475	8,162,352
*	Merit Medical Systems, Inc.	262,180	3,001,961
*	Metabasis Therapeutics, Inc.	290,653	2,307,785
*	Metropolitan Health Networks, Inc.	468,252	842,854
*	MicroIslet, Inc.	57,900	22,581
*	Micromet, Inc.	125,562	345,296
*	Microtek Medical Holdings, Inc.	393,145	1,800,604
*	Micrus Endovascular Corp.	4,200	89,838
* #	Milestone Scientific, Inc.	27,100	43,631
*	Minrad International, Inc.	411,068	2,486,961
* #	Momenta Pharmaceuticals, Inc.	123,718	1,618,231
* #	Monogram Biosciences, Inc.	789,657	1,437,176
*	MTS Medication Technologies	40,976	533,917
*	MWI Veterinary Supply, Inc.	3,686	142,132
* #	Nabi Biopharmaceuticals	598,665	3,077,138

* #	Nanogen, Inc.	341,867	454,683
* #	Nastech Pharmaceutical Co., Inc.	197,420	2,376,937
*	National Dentex Corp.	41,132	759,708
	National Healthcare Corp.	100,499	5,351,572
	National Home Health Care Corp.	24,566	311,251
*	National Medical Health Card Systems, Inc.	51,121	842,474
	National Research Corp.	55,840	1,474,176
*	Natus Medical, Inc.	212,592	3,331,317
*	Neogen Corp.	90,514	2,478,273
* #	Neopharm, Inc.	252,632	351,158
* #	Neose Technologies, Inc.	360,143	954,379
* #	Neurobiological Technologies, Inc.	14,600	29,200
*	Neurocrine Biosciences, Inc.	368,927	4,286,932
*	Neurogen Corp.	347,607	2,687,002
* #	Neurometric, Inc.	109,772	989,046
*	New Brunswick Scientific Co., Inc.	86,230	682,079
* #	NitroMed, Inc.	365,125	876,300
*	NMT Medical, Inc.	118,700	1,596,515
*	North American Scientific, Inc.	107,400	150,360
* #	Northfield Laboratories, Inc.	243,732	377,785
*	NovaMed, Inc.	219,315	1,467,217
* #	Novavax, Inc.	550,279	1,601,312
*	Noven Pharmaceuticals, Inc.	240,127	5,630,978
*	Novoste Corp.	19,302	53,081
*	NPS Pharmaceuticals, Inc.	440,805	1,877,829
*	Nutraceutical International Corp.	106,537	1,741,880
*	Nutrition 21, Inc.	1,085	1,953
* #	NuVasive, Inc.	324,651	8,427,940
* #	Nuvelo, Inc.	160,908	592,141
*	NxStage Medical, Inc.	4,333	52,126
* #	Occulogix, Inc.	49,200	57,564
*	Odyssey Healthcare, Inc.	330,171	4,282,318
*	Omnicell, Inc.	284,303	6,399,661
*	Optical Sensors, Inc.	1,133	1,246
	Option Care, Inc.	337,692	5,089,018
*	OraSure Technologies, Inc.	452,018	3,462,458
*	Orchid Cellmark, Inc.	287,604	1,472,532
*	Orthologic Corp.	336,100	487,345
* #	Oscient Pharmaceuticals Corp.	83,972	464,365
*	Osteotech, Inc.	170,725	1,249,707
*	Oxigene, Inc.	276,040	1,261,503
* #	Pain Therapeutics, Inc.	410,909	3,459,854
* #	PainCare Holdings, Inc.	409,400	126,914
* #	Palatin Technologies, Inc.	640,337	1,242,254
*	Palomar Medical Technologies, Inc.	177,971	6,921,292
* #	Panacos Pharmaceuticals, Inc.	456,566	1,908,446
*	Par Pharmaceutical Companies, Inc.	15,700	460,167
*	Parexel International Corp.	247,080	9,937,558
*	PDI, Inc.	131,394	1,378,323
*	Pediatric Services of America, Inc.	64,300	1,019,155
* #	Penwest Pharmaceuticals Co.	209,134	2,718,742
*	Pharmacopia Drug Discovery, Inc.	103,050	621,392

*	Pharmacyclics, Inc.	190,734	658,032
*	Pharmanet Development Group, Inc.	181,781	5,836,988
* #	Pharmanetics, Inc.	1,500	6
*	Pharmion Corp.	291,675	8,461,492
*	PhotoMedex, Inc.	344,874	434,541
*	Point Therapeutics, Inc.	5,640	673
*	Poniard Pharmaceuticals, Inc.	16	130
*	Possis Medical, Inc.	168,764	1,986,352
*	Pozen, Inc.	288,796	4,560,089
* #	Premier Laser Systems, Inc. Class A	16,400	66
*	Progenics Pharmaceuticals, Inc.	252,425	5,399,371
*	Prospect Medical Holdings, Inc.	32,100	176,550
* #	Providence Service Corp.	108,845	2,935,550
* #	ProxyMed, Inc.	121,529	322,052
	Psychemedics Corp.	50,095	959,319
*	QuadraMed Corp.	416,508	1,353,651
*	Questcor Pharmaceuticals, Inc.	124,400	74,640
*	Quidel Corp.	307,000	4,509,830
*	Quigley Corp.	71,195	412,931
* #	Radiation Therapy Services, Inc.	229,536	6,339,784
*	RadNet, Inc.	88,050	598,740
*	Regeneration Technologies, Inc.	291,837	2,932,962
* #	RegeneRx Biopharmaceuticals, Inc.	16,459	35,387
*	RehabCare Group, Inc.	156,800	2,474,304
*	Renovis, Inc.	266,145	888,924
*	Repligen Corp.	289,573	1,126,439
*	Repros Therapeutics, Inc.	75,257	1,000,166
*	Res-Care, Inc.	257,791	5,336,274
*	Retractable Technologies, Inc.	33,500	90,785
* #	Rigel Pharmaceuticals, Inc.	240,963	2,346,980
* #	Rochester Medical Corp.	98,576	1,510,184
*	Rotech Healthcare, Inc.	17,100	22,059
*	Rural/Metro Corp.	110,300	770,997
* #	Salix Pharmaceuticals, Ltd.	452,529	6,014,110
* #	Sangamo BioSciences, Inc.	343,507	2,504,166
* #	Santarus, Inc.	460,119	2,705,500
*	Savient Pharmaceuticals, Inc.	556,578	7,914,539
*	SciClone Pharmaceuticals, Inc.	452,990	1,245,723
* #	Sciele Pharma, Inc.	344,976	8,527,807
* #	SCOLR Pharma, Inc.	84,300	189,675
*	Seattle Genetics, Inc.	557,925	5,869,371
* #	Senesco Technologies, Inc.	39,100	46,138
* #	Senomyx, Inc.	268,363	3,582,646
*	Sequenom, Inc.	327,571	1,421,658
*	SeraCare Life Sciences, Inc.	127,485	905,144
*	Signalife, Inc.	25,700	25,443
*	Somanetics Corp.	124,105	2,273,604
*	Sonic Innovations, Inc.	257,476	2,590,209
* #	SonoSite, Inc.	161,570	4,606,361
*	Sonus Pharmaceuticals, Inc.	192,175	1,103,085
	Span-American Medical System, Inc.	36,600	835,944
* #	Specialized Health Products International, Inc.	50,874	39,682

*	Spectranetics Corp.	286,611	2,757,198
* #	Spectrum Pharmaceuticals, Inc.	248,148	1,625,369
*	SRI/Surgical Express, Inc.	38,700	202,401
* #	Staar Surgical Co.	227,575	1,037,742
* #	StemCells, Inc.	764,823	1,873,816
* #	Stereotaxis, Inc.	83,358	1,003,630
*	Stratagene Corp.	99,844	1,084,306
*	Strategic Diagnostics, Inc.	197,317	962,907
*	Sun Healthcare Group, Inc.	420,360	6,011,148
*	Sunesis Pharmaceuticals, Inc.	19,600	84,084
*	SunLink Health Systems, Inc.	33,465	227,562
*	SuperGen, Inc.	545,346	3,528,389
* #	SurModics, Inc.	180,264	6,763,505
*	Symbion, Inc.	205,294	4,491,833
*	Symmetry Medical, Inc.	50,500	774,165
*	Synovis Life Technologies, Inc.	119,202	1,664,060
* #	Tanox, Inc.	363,912	6,826,989
*	Tercica, Inc.	9,536	63,796
*	Theragenics Corp.	280,300	1,230,517
*	Third Wave Technologies, Inc.	411,141	2,392,841
* #	Thoratec Corp.	229,282	4,542,076
*	Threshold Pharmaceuticals, Inc.	250,900	381,368
*	Titan Pharmaceuticals, Inc.	382,520	814,768
*	TLC Vision Corp.	125,065	742,886
	Trestle Holdings, Inc.	940	42
* #	Trimeris, Inc.	205,654	1,453,974
*	Tripos, Inc.	47,700	37,683
*	TriZetto Group, Inc.	407,155	7,544,582
*	U.S. Physical Therapy, Inc.	113,006	1,569,653
*	Urologix, Inc.	123,100	296,671
*	Uroplasty, Inc.	30,259	127,996
	Utah Medical Products, Inc.	53,100	1,683,801
*	Vascular Solutions, Inc.	150,435	1,355,419
*	Vaxgen, Inc.	129,700	220,490
*	ViaCell, Inc.	82,358	504,031
*	Viasys Healthcare, Inc.	9,260	397,717
*	Vical, Inc.	383,982	1,885,352
*	Vision-Sciences, Inc.	23,250	28,598
*	VistaCare, Inc.	147,621	1,400,923
*	Vital Images, Inc.	166,379	4,590,397
	Vital Signs, Inc.	129,553	7,538,689
* #	Vivus, Inc.	570,937	3,111,607
*	Wright Medical Group, Inc.	326,544	7,954,612
*	Xenoport, Inc.	242,266	10,659,704
	Young Innovations, Inc.	9,113	226,276
*	Zila, Inc.	409,121	699,597
*	Zoll Medical Corp.	196,158	4,403,747
Total Health Care			888,726,290

Industrials — (13.8%)
* #	3-D Systems Corp.	171,764	3,462,762
	AAON, Inc.	141,725	4,210,650

*	Ablest, Inc.	13,500	147,285
*	ABX Air, Inc.	581,006	3,671,958
*	Accuride Corp.	224,800	3,533,856
	Aceto Corp.	228,797	2,017,990
*	Active Power, Inc.	435,150	739,755
*	AeroCentury Corp.	500	8,100
*	Aerosonic Corp.	34,700	255,045
*	AirNet Systems, Inc.	96,100	343,077
	Alamo Group, Inc.	90,749	2,304,117
* #	Allied Defense Group, Inc.	51,640	469,408
	American Ecology Corp.	176,798	3,827,677
*	American Locker Group, Inc.	32,200	128,800
* #	American Science & Engineering, Inc.	89,984	4,875,333
* #	American Superconductor Corp.	343,974	5,964,509
#	American Woodmark Corp.	154,920	5,770,770
	Ameron International Corp.	88,994	6,986,029
*	Amistar Corp.	27,800	18,348
	Ampco-Pittsburgh Corp.	86,200	3,265,256
#	Amrep Corp.	65,210	3,801,743
	Angelica Corp.	93,962	2,358,446
*	APAC Customer Services, Inc.	495,143	1,544,846
	Apogee Enterprises, Inc.	280,770	6,912,557
	Applied Signal Technologies, Inc.	120,204	1,950,911
*	Argon ST, Inc.	216,502	5,163,573
* #	Arotech Corp.	99,723	291,191
	Art’s-Way Manufacturing Co., Inc.	100	904
*	Astec Industries, Inc.	198,740	8,563,707
*	Astronics Corp.	50,436	1,414,225
* #	ASV, Inc.	264,742	4,640,927
*	Avalon Holding Corp. Class A	19,975	211,735
*	Axsys Technologies, Inc.	101,363	2,103,282
*	AZZ, Inc.	119,452	4,055,395
#	Badger Meter, Inc.	249,540	6,410,683
*	Baker (Michael) Corp.	85,237	2,918,515
*	Baldwin Technology Co., Inc. Class A	131,900	805,909
	Barrett Business Services, Inc.	110,289	2,769,357
*	Blount International, Inc.	456,000	5,955,360
	BlueLinx Holdings, Inc.	245,000	2,795,450
* #	BOLDER Technologies Corp.	40,300	8
	Bowne & Co., Inc.	214,283	4,154,947
*	Breeze-Eastern Corp.	94,300	1,117,455
*	BTU International, Inc.	86,300	1,110,681
*	Builders FirstSource, Inc.	320,790	5,347,569
*	Butler International, Inc.	69,690	111,505
#	C&D Technologies, Inc.	230,400	1,435,392
*	Cannon Express, Inc.	50	1
* #	Capstone Turbine Corp.	905,071	868,868
	Cascade Corp.	123,134	8,385,425
*	Casella Waste Systems, Inc. Class A	222,777	2,388,169
*	Catalytica Energy Systems, Inc.	58,500	91,845
*	CBIZ, Inc.	681,623	5,098,540
	CDI Corp.	198,022	6,621,856

*	CECO Environmental Corp.	107,188	1,307,694
*	Celadon Group, Inc.	225,065	3,715,823
	Champion Industries, Inc.	96,894	714,109
*	Channell Commercial Corp.	24,400	115,412
	Chase Corp.	32,252	938,211
	Chicago Rivet & Machine Co.	20,000	469,800
	CIRCOR International, Inc.	136,080	5,196,895
*	Clean Harbors, Inc.	170,615	8,017,199
*	Columbus McKinnon Corp.	184,400	5,532,000
*	Comforce Corp.	108,466	282,012
	Comfort Systems USA, Inc.	400,300	5,604,200
*	Commercial Vehicle Group, Inc.	211,435	4,099,725
*	Competitive Technologies, Inc.	102,100	265,460
*	Compudyne Corp.	79,131	404,359
	CompX International, Inc.	9,500	183,350
*	COMSYS IT Partners, Inc.	190,136	4,376,931
*	Conrad Industries, Inc.	18,700	244,035
*	Consolidated Graphics, Inc.	123,797	8,987,662
*	Cornell Companies, Inc.	106,200	2,530,746
*	Corrpro Companies, Inc.	42,775	62,452
*	Covanta Holding Corp.	1	19
*	Covenant Transport, Inc. Class A	91,000	1,025,570
*	CPI Aerostructures, Inc.	47,933	393,051
* #	CRA International, Inc.	115,855	6,127,571
*	Cross (A.T.) Co. Class A	130,300	1,353,817
	Cubic Corp.	259,197	6,513,621
* #	Delta Air Lines, Inc.	155,932	—
*	Devcon International Corp.	29,000	114,260
* #	DHB Industries, Inc.	399,000	2,154,600
	Diamond Management & Technology Consultants, Inc.	311,934	4,058,261
* #	Distributed Energy Systems Corp.	325,311	240,730
* #	Document Securities Systems, Inc.	132,096	1,603,645
*	Ducommun, Inc.	99,023	2,472,604
*	Dynamex, Inc.	104,998	2,834,946
*	Dynamic Materials Corp.	110,100	3,991,125
#	Eagle Bulk Shipping, Inc.	358,308	7,983,102
	Eastern Co.	53,250	1,558,095
	Ecology & Environment, Inc. Class A	13,900	179,310
#	EDO Corp.	202,420	6,795,239
*	Electro Rent Corp.	238,205	3,432,534
#	Encore Wire Corp.	219,225	6,368,486
*	Energy Focus, Inc.	103,463	775,973
*	EnerSys	260,500	4,720,260
* #	ENGlobal Corp.	238,600	2,467,124
	Ennis, Inc.	251,658	6,014,626
*	EnPro Industries, Inc.	196,900	8,179,226
*	Environmental Tectonics Corp.	60,400	198,716
	Equifax, Inc.	56,126	2,358,976
	Espey Manufacturing & Electronics Corp.	41,000	950,380
*	Evercel, Inc.	2,566	5,774
* #	Evergreen Solar, Inc.	678,644	5,687,037

*	Exponent, Inc.	145,900	3,355,700
*	ExpressJet Holdings, Inc.	497,400	3,078,906
*	EXX, Inc. Class A	1,900	4,370
*	EXX, Inc. Class B	100	240
	Federal Signal Corp.	466,747	7,626,646
*	First Aviation Services, Inc.	1,700	4,267
*	First Consulting Group, Inc.	263,432	2,384,060
* #	Flanders Corp.	251,600	1,788,876
*	Flow International Corp.	338,092	4,341,101
*	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	12,640
*	Foster (L.B.) Co. Class A	120,700	3,219,069
* #	Frontier Airlines Holdings, Inc.	278,557	1,690,841
	Frozen Food Express Industries, Inc.	161,875	1,675,406
* #	FuelCell Energy, Inc.	589,650	4,068,585
*	Furmanite Corp.	330,948	2,415,920
	G & K Services, Inc. Class A	136,848	5,209,803
*	Gehl Co.	114,303	3,395,942
	Gencorp, Inc.	555,400	7,447,914
	General Employment Enterprises, Inc.	21,900	46,428
*	Global Payment Technologies, Inc.	52,900	36,501
	Gorman-Rupp Co.	132,228	4,456,084
*	GP Strategies Corp.	152,856	1,629,445
*	Graftech International, Ltd.	942,270	14,586,340
	Graham Corp.	26,080	449,880
#	Greenbrier Companies, Inc.	148,500	4,682,205
*	Griffon Corp.	295,450	6,895,803
	Hardinge, Inc.	101,100	3,150,276
*	Hawaiian Holdings, Inc.	588,481	2,295,076
#	Healthcare Services Group, Inc.	273,400	7,619,658
#	Heico Corp.	98,710	4,234,659
	Heico Corp. Class A	140,104	5,014,322
*	Heidrick & Struggles International, Inc.	165,119	8,047,900
*	Henry Bros. Electronics, Inc.	29,514	128,386
*	Herley Industries, Inc.	127,372	2,004,835
* #	Hill International, Inc.	236,206	1,662,890
*	Hirsch International Corp. Class A	4,550	23,114
	Hi-Shear Technology Corp.	65,001	677,310
*	Hudson Highland Group, Inc.	248,195	5,356,048
*	Hudson Technologies, Inc.	25,484	28,287
*	Hurco Companies, Inc.	63,300	3,023,208
*	Huttig Building Products, Inc.	161,770	1,313,572
*	ICT Group, Inc.	147,645	2,783,108
* #	II-VI, Inc.	279,394	7,753,184
*	Industrial Distribution Group, Inc.	81,400	924,704
*	Infrasource Services, Inc.	364,000	13,176,800
*	Innotrac Corp.	156,400	478,584
* #	Innovative Solutions & Support, Inc.	165,303	4,344,163
* #	Insituform Technologies, Inc. Class A	258,860	5,459,357
#	Insteel Industries, Inc.	158,144	2,887,709
*	Integrated Electrical Services, Inc.	151,776	4,019,028
* #	Interline Brands, Inc.	56,200	1,375,776

*	International Shipholding Corp.	51,650	1,045,913
	Interpool, Inc.	165,800	4,474,942
*	Intersections, Inc.	163,946	1,701,759
* #	Ionatron, Inc.	760,339	3,771,281
*	JPS Industries, Inc.	24,500	88,078
*	K&F Industries Holdings, Inc.	193,700	5,125,302
*	Kadant, Inc.	106,800	3,187,980
	Kaman Corp. Class A	237,610	6,980,982
* #	Kenexa Corp.	247,427	9,652,127
*	Key Technology, Inc.	48,905	988,859
*	Kforce, Inc.	401,879	6,458,196
*	Korn/Ferry International	305,400	7,943,454
*	K-Tron International, Inc.	54,706	5,117,746
*	LaBarge, Inc.	211,950	2,717,199
* #	Ladish Co., Inc.	142,155	6,310,260
	Lawson Products, Inc.	29,250	1,077,278
*	Layne Christensen Co.	159,000	7,156,590
*	Learning Tree International, Inc.	161,606	2,230,163
*	LECG Corp.	222,675	3,295,590
*	LGL Group, Inc.	39,334	546,349
#	Lindsay Corp.	113,970	3,914,870
*	LMI Aerospace, Inc.	107,266	2,228,987
	LSI Industries, Inc.	260,130	3,969,584
*	Lydall, Inc.	141,300	1,993,743
*	M&F Worldwide Corp.	182,100	12,435,609
*	Mac-Gray Corp.	116,200	1,762,754
*	Magnetek, Inc.	291,599	1,452,163
*	MAIR Holdings, Inc.	151,940	1,005,843
*	Marten Transport, Ltd.	206,500	3,997,840
*	Maxco, Inc.	18,800	129,720
	McGrath Rentcorp.	246,518	7,674,105
* #	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	309,379
*	Media Sciences International, Inc.	11,400	68,172
* #	Medialink Worldwide, Inc.	60,009	310,247
*	Merrimac Industries, Inc.	14,965	148,154
* #	Mesa Air Group, Inc.	331,800	2,339,190
	Met-Pro Corp.	195,196	3,006,018
*	MFRI, Inc.	63,151	1,506,151
* #	Microvision, Inc.	434,531	2,407,302
* #	Middleby Corp.	41,733	5,176,144
*	Midwest Air Group, Inc.	167,400	2,519,370
*	Milacron, Inc.	42,943	331,091
* #	Millennium Cell, Inc.	165,950	114,522
*	Miller Industries, Inc.	112,829	2,759,797
*	Misonix, Inc.	62,750	350,773
*	Modtech Holdings, Inc.	156,574	430,579
*	Moore Handley, Inc.	1,500	8,558
*	MTC Technologies, Inc.	143,133	2,987,186
	Mueller (Paul) Co.	26,300	1,579,315
	Multi-Color Corp.	58,356	2,395,514
*	M-Wave, Inc.	650	2,087

*	Nashua Corp.	54,500	563,530
*	National Patent Development Corp.	109,400	311,790
*	National Technical Systems, Inc.	83,600	549,252
* #	North America Galvanizing & Coatings, Inc.	72,200	1,046,900
* #	Northwest Airlines Corp.	398,543	996
*	NuCo2, Inc.	150,152	3,882,931
*	Odyssey Marine Exploration, Inc.	448,045	2,957,097
	Omega Flex, Inc.	115,650	2,406,677
*	On Assignment, Inc.	350,304	3,818,314
*	Orbit International Corp.	14,582	121,031
*	P.A.M. Transportation Services, Inc.	63,980	1,174,673
*	Paragon Technologies, Inc.	39,425	232,213
*	Park-Ohio Holdings Corp.	125,525	2,927,243
*	Patrick Industries, Inc.	44,200	597,584
* #	Patriot Transportation Holding, Inc.	31,700	2,835,248
*	Peerless Manufacturing Co.	27,701	1,114,411
*	Pemco Aviation Group, Inc.	650	6,162
*	Perini Corp.	164,412	9,042,660
* #	Pinnacle Airlines Corp.	217,187	3,920,225
* #	Plug Power, Inc.	659,946	1,953,440
	Portec Rail Products, Inc.	51,471	624,858
*	Powell Industries, Inc.	108,256	3,031,168
* #	Power-One, Inc.	787,298	2,881,511
*	PPT Vision, Inc.	11,750	5,758
	Preformed Line Products Co.	19,850	1,006,792
*	PRG-Schultz International, Inc.	44,242	723,357
*	Protection One, Inc.	17,609	269,242
	Providence & Worcester Railroad Co.	12,300	239,235
#	PW Eagle, Inc.	112,536	3,602,277
*	Quality Distribution, Inc.	172,513	1,737,206
	Quipp, Inc.	14,300	102,960
	Quixote Corp.	87,303	1,612,486
#	Raven Industries, Inc.	349,469	12,308,298
*	RBC Bearings, Inc.	8,152	314,667
*	RCM Technologies, Inc.	112,993	711,856
*	Republic Airways Holdings, Inc.	386,391	9,029,958
*	Riviera Tool Co.	4,300	882
	Robbins & Myers, Inc.	167,822	7,538,564
*	Rush Enterprises, Inc. Class A	159,556	3,910,718
*	Rush Enterprises, Inc. Class B	54,500	1,279,115
*	Saia, Inc.	112,832	3,225,867
	Schawk, Inc.	254,089	5,180,875
*	School Specialty, Inc.	207,467	7,248,897
*	Schuff International, Inc.	53,200	1,407,140
*	Secom General Corp.	1,000	—
	Servidyne, Inc.	18,810	81,824
*	Servotronics, Inc.	24,804	225,716
*	SIFCO Industries, Inc.	45,775	933,810
* #	Simclar, Inc.	23,400	143,910
* #	Sirva, Inc.	476,930	1,359,251
*	SL Industries, Inc.	88,385	1,476,030
*	SmartPros, Ltd.	1,600	7,936

*	Smithway Motor Xpress Corp. Class A	35,000	371,000
*	SPACEHAB, Inc.	87,275	46,256
*	Sparton Corp.	92,971	667,532
*	Spherion Corp.	474,893	4,677,696
*	Spherix, Inc.	135,435	375,155
*	Spire Corp.	102,842	1,014,022
* #	Standard Automotive Corp.	21,700	2
*	Standard Parking Corp.	95,090	3,487,901
	Standard Register Co.	232,340	2,767,169
	Standex International Corp.	116,377	3,320,236
	Starrett (L.S.) Co. Class A	35,900	610,659
* #	Sterling Construction Co., Inc.	102,171	2,393,867
*	Stonepath Group, Inc.	207,500	10,375
	Sun Hydraulics, Inc.	107,047	4,622,289
*	Superior Essex, Inc.	199,863	7,063,158
	Supreme Industries, Inc.	93,883	596,157
	Sypris Solutions, Inc.	164,680	1,358,610
* #	SYS	108,100	229,172
	TAL International Group, Inc.	114,200	2,971,484
*	Target Logistics, Inc.	16,100	34,776
* #	Taser International, Inc.	595,694	6,278,615
*	Team, Inc.	78,000	3,056,820
*	TeamStaff, Inc.	16,600	16,268
	Tech/Ops Sevcon, Inc.	60,800	559,360
	Technology Research Corp.	56,121	302,492
	Tecumseh Products Co. Class A	123,298	1,969,069
	Tennant Co.	184,600	6,003,192
*	The Geo Group, Inc.	177,050	9,649,225
* #	The Lamson & Sessions Co.	155,100	4,331,943
	Thomas Group, Inc.	35,100	414,882
#	Titan International, Inc.	260,689	8,222,131
	Todd Shipyards Corp.	46,620	961,304
*	Trailer Bridge, Inc.	42,500	546,975
*	TRC Companies, Inc.	143,330	1,897,689
	Tredegar Industries, Inc.	337,450	7,798,470
* #	Trex Co., Inc.	143,400	2,868,000
	Triumph Group, Inc.	122,500	8,094,800
*	TRM Corp.	159,886	227,038
*	Tufco Technologies, Inc.	3,498	28,159
* #	TurboChef Technologies, Inc.	284,090	3,732,943
	Twin Disc, Inc.	82,200	5,729,340
*	U.S. Home Systems, Inc.	80,559	1,158,438
*	U.S. Xpress Enterprises, Inc. Class A	100,900	1,401,501
* #	Ultralife Batteries, Inc.	141,146	1,367,705
#	United Industrial Corp.	124,900	7,481,510
*	Universal Security Instruments, Inc.	23,362	733,567
*	Universal Truckload Services, Inc.	63,800	1,365,320
* #	UQM Technologies, Inc.	247,770	998,513
*	USA Truck, Inc.	100,052	1,675,871
* #	Valence Technology, Inc.	67,400	90,990
*	Valpey Fisher Corp.	35,700	199,920
*	Veri-Tek International Corp.	1,100	8,943

*	Versar, Inc.	79,581	656,543
	Viad Corp.	208,359	9,244,889
	Vicor Corp.	264,654	3,141,443
* #	Volt Information Sciences, Inc.	230,056	5,712,290
	VSE Corp.	16,717	1,125,890
	Wabash National Corp.	299,240	4,377,881
	Waste Industries USA, Inc.	133,024	4,149,019
*	Westaff, Inc.	150,817	806,871
* #	Western Power & Equipment Corp.	18,448	7,010
*	Willis Lease Finance Corp.	67,737	762,041
*	Wolverine Tube, Inc.	135,600	254,928
*	World Air Holdings, Inc.	6,552	78,165
*	Zareba Systems, Inc.	750	4,320
Total Industrials			886,272,536

Information Technology — (18.1%)
* #	24/7 Real Media, Inc.	482,640	5,666,194
* #	8X8, Inc.	84,000	120,960
*	Acacia Research-Acacia Technologies	280,483	3,806,154
* #	Access Integrated Technologies, Inc.	172,982	1,240,281
*	ACE*COMM Corp.	78,700	63,747
*	Acorn Factor, Inc.	86,500	376,275
*	Actel Corp.	247,416	3,456,402
*	ActivIdentity Corp.	433,354	1,950,093
*	Actuate Corp.	598,987	3,713,719
*	Adaptec, Inc.	1,020,438	4,153,183
*	ADDvantage Technologies Group, Inc.	28,700	140,630
*	Adept Technology, Inc.	8,100	61,965
*	Advanced Analogic Technologies, Inc.	337,331	2,988,753
*	Advanced Energy Industries, Inc.	407,372	9,996,909
* #	Advanced Photonix, Inc.	72,700	129,406
*	Aehr Test Systems	67,700	409,585
*	Aeroflex, Inc.	187,059	2,645,014
*	Aetrium, Inc.	93,500	428,230
*	Agile Software Corp.	543,539	4,359,183
	Agilysys, Inc.	233,195	5,064,995
*	Airspan Networks, Inc.	404,222	1,333,933
*	Allen Organ Co. Escrow	4,700	76,563
*	Alliance Semiconductor Corp.	151,255	710,899
*	Allied Motion Technologies, Inc.	34,580	208,517
	American Software, Inc. Class A	277,700	2,682,582
*	American Technical Ceramics Corp.	78,573	1,156,595
*	Ampex Corp. Class A	7,565	113,475
*	Amtech Systems, Inc.	58,544	468,937
* #	Anadigics, Inc.	564,960	7,112,846
*	Analysts International Corp.	190,092	359,274
*	Anaren, Inc.	162,146	2,831,069
*	Ansoft Corp.	234,300	7,506,972
*	Answerthink, Inc.	399,644	1,414,740
*	APA Enterprises, Inc.	41,400	52,578
*	Apogee Technology, Inc.	4,500	2,835
*	Applix, Inc.	144,269	2,243,383

* #	Aptimus, Inc.	48,933	240,261
*	Ardent Communications, Inc.	20,000	50
* #	Ariba, Inc.	762,420	7,098,130
*	Art Technology Group, Inc.	1,013,990	2,879,732
*	Ascendia Brands, Inc.	123,400	187,568
*	Aspen Technology, Inc.	508,465	7,555,790
*	Astea International, Inc.	21,160	138,386
	Astro-Med, Inc.	68,027	782,311
*	Asyst Technologies, Inc.	476,594	3,421,945
* #	Atari, Inc.	81,814	253,623
*	Authentidate Holding Corp.	295,902	452,730
*	Authorize.Net Holdings, Inc.	274,520	4,491,147
*	Autobytel, Inc.	391,202	1,705,641
* #	Avanex Corp.	1,220,990	2,063,473
* #	Avici Systems, Inc.	138,942	1,262,983
*	Aviza Technology, Inc.	80,525	442,082
*	Aware, Inc.	218,179	1,154,167
*	Axcelis Technologies, Inc.	1,005,230	6,463,629
*	Axesstel, Inc.	160,500	240,750
*	AXS-One, Inc.	245,500	164,485
*	AXT, Inc.	289,963	1,116,358
* #	Bankrate, Inc.	179,072	7,789,632
	Bel Fuse, Inc. Class A	42,550	1,616,475
	Bel Fuse, Inc. Class B	93,150	3,383,208
*	Bell Industries, Inc.	88,500	384,090
*	Bell Microproducts, Inc.	228,950	1,474,438
*	Bitstream, Inc.	81,600	679,728
	Black Box Corp.	160,930	5,862,680
* #	Blackboard, Inc.	255,448	10,511,685
*	Blonder Tongue Laboratories, Inc.	76,300	133,525
*	Blue Coat Systems, Inc.	147,365	6,482,586
	Bogen Communications International, Inc.	64,200	433,350
* #	Bookham, Inc.	605,936	1,302,762
*	Borland Software Corp.	698,336	4,162,083
*	Bottomline Technologies, Inc.	243,096	3,082,457
	BPO Management Services, Inc.	434	521
*	Brightpoint, Inc.	247,491	3,252,032
*	Broadcaster, Inc.	3,900	4,758
* #	BroadVision, Inc.	1,336,825	3,128,171
*	Brocade Communications Systems, Inc.	736,436	6,760,482
*	BSQUARE Corp.	95,225	554,210
* #	Cabot Microelectronics Corp.	234,301	7,839,711
*	CalAmp Corp.	221,484	992,248
*	California Micro Devices Corp.	203,800	992,506
*	Callidus Software, Inc.	127,845	988,242
*	CallWave, Inc.	179,741	656,055
	CAM Commerce Solutions, Inc.	35,916	999,901
*	Captaris, Inc.	271,921	1,400,393
*	Carrier Access Corp.	309,759	1,232,841
*	Cascade Microtech, Inc.	400	5,004
	Cass Information Systems, Inc.	10,162	337,378
*	Catalyst Semiconductor, Inc.	149,242	567,120

*	Catapult Communications Corp.	127,358	1,290,137
*	C-COR, Inc.	483,238	7,074,604
*	Centillium Communications, Inc.	351,310	772,882
*	CEVA, Inc.	186,703	1,381,602
*	Checkpoint Systems, Inc.	25,600	640,768
*	Cherokee International Corp.	190,958	935,694
*	Chordiant Software, Inc.	316,181	4,473,961
*	Ciber, Inc.	487,964	4,347,759
*	Ciprico, Inc.	49,200	394,584
*	Cirrus Logic, Inc.	866,516	6,706,834
*	Clarus Corp.	138,650	1,358,770
*	CLST Holdings, Inc.	1,652	4,246
	Cohu, Inc.	221,068	4,518,630
	Comarco, Inc.	65,231	393,995
* #	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,169,792
*	Computer Horizons Corp.	313,533	222,608
*	Computer Task Group, Inc.	178,200	839,322
* #	Comtech Telecommunications Corp.	214,711	9,612,611
*	Concur Technologies, Inc.	355,389	7,079,349
*	Concurrent Computer Corp.	627,992	1,124,106
* #	Convera Corp.	413,672	1,762,243
*	Cosine Communications, Inc.	64,479	219,229
*	Covansys Corp.	333,547	11,270,553
*	C-Phone Corp.	23,600	136
*	CPI International, Inc.	53,842	1,103,223
* #	Cray, Inc.	137,378	1,112,762
*	Credence Systems Corp.	987,302	3,277,843
*	Critical Path, Inc.	1,910	210
*	Crossroads Systems, Inc.	91,727	136,673
* #	CSP, Inc.	78,328	704,952
	CTS Corp.	280,819	3,375,444
*	CVD Equipment Corp.	31,867	196,779
*	Cyberoptics Corp.	86,095	1,182,945
*	Cybersource Corp.	517,800	6,803,892
#	Daktronics, Inc.	112,274	2,690,085
*	Data I/O Corp.	77,000	316,470
*	Datalink Corp.	102,131	669,979
	Dataram Corp.	83,150	370,018
* #	DataTRAK International, Inc.	43,350	211,982
*	Datawatch Corp.	18,488	90,591
*	Delphax Technologies, Inc.	52,900	59,248
*	Digi International, Inc.	230,951	3,244,862
*	Digimarc Corp.	211,333	1,990,757
* #	Digital Angel Corp.	391,000	711,620
*	Ditech Networks, Inc.	316,660	2,533,280
*	Document Sciences Corp.	15,400	96,096
*	Dot Hill Systems Corp.	406,366	1,621,400
*	DPAC Technologies Corp.	3,630	290
*	DSP Group, Inc.	275,627	6,005,912
*	DTS, Inc.	179,451	4,095,072
*	Dynamics Research Corp.	82,012	1,073,537

*	EasyLink Services Corp.	4,843	27,072
* #	Echelon Corp.	388,833	6,781,248
* #	eCollege.com, Inc.	218,493	4,813,401
* #	EDGAR Online, Inc.	230,999	692,997
*	Edgewater Technology, Inc.	80,497	676,980
*	EFJ, Inc.	228,174	1,204,759
*	Elecsys Corp.	4,300	35,260
*	Electro Scientific Industries, Inc.	285,786	5,901,481
*	Electroglas, Inc.	192,800	418,376
	Electro-Sensors, Inc.	3,450	19,493
*	eLoyalty Corp.	84,791	2,147,756
*	Embarcadero Technologies, Inc.	229,630	1,639,558
* #	EMCORE Corp.	459,541	2,228,774
*	EMS Technologies, Inc.	151,599	3,082,008
*	En Pointe Technologies, Inc.	57,200	197,340
*	Endwave Corp.	111,900	1,377,489
*	Entertainment Distribution Co., Inc.	622,309	1,319,295
*	Entrust, Inc.	597,298	2,454,895
* #	Epicor Software Corp.	560,873	8,121,441
*	EPIQ Systems, Inc.	193,051	5,096,546
*	ePlus, Inc.	71,645	697,822
* #	eSpeed, Inc.	296,275	2,696,103
*	ESS Technology, Inc.	317,393	434,828
*	Evans & Sutherland Computer Corp.	99,891	265,710
*	Evolving Systems, Inc.	71,600	144,632
*	Exar Corp.	321,263	4,365,964
*	Excel Technology, Inc.	106,096	2,866,714
*	Extreme Networks, Inc.	1,170,472	4,389,270
*	Ezenia!, Inc.	2,900	3,741
* #	FalconStor Software, Inc.	486,352	5,276,919
*	Faro Technologies, Inc.	145,602	4,832,530
* #	FEI Co.	33,797	1,253,869
* #	Finisar Corp.	180,250	654,308
*	Firstwave Technologies, Inc.	19,200	39,168
* #	Flextronics International, Ltd.	73,016	843,335
*	Forgent Networks, Inc.	263,300	281,731
*	Forrester Research, Inc.	224,649	6,092,481
	Frequency Electronics, Inc.	89,100	939,114
*	FSI International, Inc.	276,071	1,200,909
*	Genesis Microchip, Inc.	285,800	2,480,744
*	Gerber Scientific, Inc.	208,100	2,374,421
	Gevity HR, Inc.	245,268	5,150,628
*	Giga-Tronics, Inc.	49,100	85,434
* #	Global e-Point, Inc.	18,731	6,556
*	Globecomm Systems, Inc.	108,700	1,481,581
* #	GlobeTel Communications Corp.	716,600	175,567
*	Goldleaf Financial Solutions, Inc.	170,531	1,004,428
*	Greenfield Online, Inc.	254,623	4,023,043
*	GSE Systems, Inc.	114,282	771,404
*	GTSI Corp.	88,426	1,170,760
*	Halifax Corp.	8,650	23,096
*	Harmonic, Inc.	765,902	6,969,708

*	Harris Stratex Networks, Inc. Class A	207,241	3,543,821
*	Hauppauge Digital, Inc.	96,300	533,502
*	HEI, Inc.	73,849	95,265
*	hi/fn, inc.	127,506	757,386
*	Hutchinson Technology, Inc.	240,529	4,396,870
*	Hypercom Corp.	538,300	3,256,715
* #	I.D. Systems, Inc.	101,679	1,376,734
* #	i2 Technologies, Inc.	205,275	3,850,959
*	iBasis, Inc.	328,374	3,395,387
*	Ibis Technology Corp.	98,930	142,459
*	iCAD, Inc.	37,500	119,625
*	iGATE Capital Corp.	525,324	3,782,333
* #	ImageWare Systems, Inc.	129,400	302,796
*	I-many, Inc.	175,900	372,908
* #	Imergent, Inc.	110,682	2,645,300
*	Immersion Corp.	249,810	3,045,184
* #	Infocrossing, Inc.	217,875	3,976,219
*	InFocus Corp.	357,788	880,158
*	Inforte Corp.	101,573	424,575
	InfoSpace, Inc.	302,120	7,395,898
	infoUSA, Inc.	370,489	3,956,823
*	Innodata Isogen, Inc.	231,328	872,107
*	Innovex, Inc.	166,500	259,740
*	InPlay Technologies, Inc.	8,800	11,792
*	Insightful Corp.	40,100	103,859
*	InsWeb Corp.	12,966	89,725
#	Integral Systems, Inc.	118,700	3,038,720
*	Integrated Silicon Solution, Inc.	350,649	1,995,193
* #	Intelli-Check, Inc.	120,742	833,120
*	Intelligent Systems Corp.	42,582	161,812
*	Intelligroup, Inc.	116,800	140,160
*	Interactive Intelligence, Inc.	169,465	3,335,071
*	Interlink Electronics, Inc.	100,780	197,529
* #	Internap Network Services Corp.	472,118	6,992,068
*	Internet Capital Group, Inc.	368,125	4,299,700
*	Internet Commerce Corp.	13,900	49,901
*	Interphase Corp.	62,700	597,531
	Inter-Tel, Inc.	231,647	6,057,569
*	Intervoice, Inc.	378,755	2,984,589
*	Interwoven, Inc.	409,729	6,137,740
*	Intest Corp.	84,141	384,524
*	Intevac, Inc.	209,510	4,041,448
*	IntriCon Corp.	47,772	334,404
*	Intrusion, Inc.	20,825	8,538
*	INX, Inc.	43,500	434,130
*	Iomega Corp.	519,891	2,219,935
* #	iPass, Inc.	258,400	1,374,688
* #	IPIX Corp.	2,000	70
*	Island Pacific, Inc.	34,300	2,573
*	Iteris, Inc.	65,554	160,607
*	Ixia	103,720	962,522
*	IXYS Corp.	322,323	3,013,720

*	Jaco Electronics, Inc.	63,009	153,743
*	JDA Software Group, Inc.	266,911	4,855,111
*	JMAR Industries, Inc.	183,900	30,344
* #	Jupitermedia Corp.	316,551	2,279,167
*	Keane, Inc.	185,500	2,632,245
	Keithley Instruments, Inc.	134,195	1,780,768
*	Kemet Corp.	666,900	5,121,792
*	Key Tronic Corp.	96,300	433,350
*	Keynote Systems, Inc.	88,550	1,399,090
*	Kintera, Inc.	54,204	92,689
*	Kopin Corp.	650,320	2,328,146
*	Kulicke & Soffa Industries, Inc.	563,563	5,393,298
*	KVH Industries, Inc.	134,800	1,252,292
*	Lantronix, Inc.	15,000	20,700
* #	LaserCard Corp.	115,990	1,403,479
* #	Lattice Semiconductor Corp.	1,042,019	5,491,440
* #	LeCroy Corp.	115,888	1,066,170
* #	LightPath Technologies, Inc.	8,650	45,413
*	Lionbridge Technologies, Inc.	543,910	3,268,899
*	Littlefuse, Inc.	200,998	8,056,000
*	Logic Devices, Inc.	45,800	104,882
*	LogicVision, Inc.	156,450	128,289
*	Logility, Inc.	135,800	1,267,014
*	LoJack Corp.	184,140	4,047,397
*	LookSmart, Ltd.	225,420	770,936
*	Loral Space & Communications, Inc.	58,681	2,752,139
*	LTX Corp.	608,826	3,561,632
* #	Lumera Corp.	196,504	935,359
*	Magma Design Automation, Inc.	376,370	5,577,803
*	Mai Systems Corp. Escrow Shares	18	—
*	Management Network Group, Inc.	94,999	185,248
*	Manatron, Inc.	115	1,064
*	Manhattan Associates, Inc.	267,770	7,781,396
#	Marchex, Inc. Class B	259,801	4,024,317
*	Mastec, Inc.	636,600	8,651,394
*	Mattson Technology, Inc.	504,517	4,974,538
	Maximus, Inc.	212,800	9,197,216
* #	Maxwell Technologies, Inc.	156,532	2,150,750
* #	MDI, Inc.	107,900	171,561
*	Measurement Specialties, Inc.	78,500	1,561,365
* #	Mechanical Technology, Inc.	260,780	325,975
*	MedQuist, Inc.	133,500	1,121,400
*	Mercury Computer Systems, Inc.	193,706	2,522,052
*	Merix Corp.	185,600	1,388,288
	Mesa Laboratories, Inc.	28,525	703,141
	Methode Electronics, Inc.	358,276	5,402,802
	Micrel, Inc.	385,178	4,799,318
*	Microtune, Inc.	521,488	2,664,804
* #	Midway Games, Inc.	78,800	497,228
* #	Mindspeed Technologies, Inc.	1,042,980	2,273,696
*	MIPS Technologies, Inc.	433,092	3,828,533
*	MIVA, Inc.	320,469	1,785,012

* #	Mobility Electronics, Inc.	283,590	859,278
*	Mobius Management Systems, Inc.	184,652	1,846,520
	Mocon, Inc.	72,775	851,468
*	Moldflow Corp.	111,837	2,473,834
*	Monolithic Power Systems	269,590	4,561,463
* #	MoSys, Inc.	303,966	2,446,926
*	Motive, Inc.	79,300	245,830
* #	MRV Communications, Inc.	1,232,392	4,054,570
*	MSC.Software Corp.	398,108	5,278,912
*	MTI Technology Corp.	3,300	2,508
*	MTM Technologies, Inc.	44,200	41,990
	MTS Systems Corp.	188,648	8,283,534
* #	Multi-Fineline Electronix, Inc.	29,470	503,348
*	Nanometrics, Inc.	119,851	741,878
* #	Napco Security Systems, Inc.	323,601	1,918,954
*	Napster, Inc.	4,500	16,875
* #	NeoMagic Corp.	118,974	391,424
*	NEON Communications Group, Inc.	364,743	1,794,536
*	Neoware Systems, Inc.	176,188	2,137,160
*	Net Perceptions, Inc.	13,400	35,778
*	NETGEAR, Inc.	303,937	11,339,889
* #	Netlogic Microsystems, Inc.	199,008	6,137,407
*	NetManage, Inc.	86,312	434,149
*	NetRatings, Inc.	322,530	6,760,229
*	NetScout Systems, Inc.	313,868	2,539,192
*	Network Engines, Inc.	348,071	661,335
*	Network Equipment Technologies, Inc.	247,610	2,587,525
*	Newport Corp.	389,742	5,814,951
	NIC, Inc.	618,030	3,491,870
*	NMS Communications Corp.	452,908	815,234
*	Novatel Wireless, Inc.	296,494	6,887,556
*	Nu Horizons Electronics Corp.	129,666	1,568,959
*	NumereX Corp. Class A	102,700	1,073,215
* #	NYFIX, Inc.	214,349	1,339,681
	O.I. Corp.	25,700	318,680
*	Omtool, Ltd.	30,770	61,540
* #	On2 Technologies, Inc.	67,800	209,502
*	Online Resources Corp.	247,131	3,071,838
*	Onvia, Inc.	23,684	197,761
*	OpenTV Corp.	159,125	367,579
* #	Openwave Systems, Inc.	232,009	2,389,693
*	Oplink Communications, Inc.	200,513	3,525,019
*	OPNET Technologies, Inc.	204,034	2,299,463
* #	Opsware, Inc.	932,528	8,439,378
	OPTi, Inc.	118,200	618,186
*	Optical Cable Corp.	48,605	257,120
*	Optical Communication Products, Inc.	414,695	617,896
*	OSI Systems, Inc.	155,142	4,153,151
*	Overland Storage, Inc.	122,200	361,712
*	OYO Geospace Corp.	57,140	4,317,498
*	Packeteer, Inc.	338,625	3,474,293
* #	PAR Technology Corp.	132,150	1,227,674

	Park Electrochemical Corp.	191,800	5,341,630
* #	Parkervision, Inc.	238,960	2,499,522
*	Path 1 Network Technologies, Inc.	48,700	731
*	Paxar Corp.	289,100	8,745,275
*	PC Connection, Inc.	254,559	2,937,611
*	PC-Tel, Inc.	217,017	2,118,086
*	PDF Solutions, Inc.	255,246	2,519,278
*	Peerless Systems Corp.	101,700	255,267
	Pegasystems, Inc.	342,478	3,681,639
*	Perceptron, Inc.	76,350	693,258
*	Perficient, Inc.	267,417	5,615,757
*	Performance Technologies, Inc.	131,275	674,754
*	Pericom Semiconductor Corp.	241,295	2,644,593
*	Pervasive Software, Inc.	225,700	993,080
*	Pfsweb, Inc.	113,830	110,415
*	Phoenix Technologies, Ltd.	217,869	1,790,883
*	Photon Dynamics, Inc.	162,600	1,780,470
*	Photronics, Inc.	396,926	5,834,812
*	Pinnacle Data Systems, Inc.	7,619	16,381
*	Pixelworks, Inc.	113,400	155,358
*	Planar Systems, Inc.	131,939	956,558
*	PlanetOut, Inc.	99,200	135,904
*	PLATO Learning, Inc.	196,730	912,827
*	PLX Technology, Inc.	275,101	2,995,850
*	Porta Systems Corp.	1,490	194
*	Power Integrations, Inc.	260,001	7,410,029
* #	Powerwave Technologies, Inc.	301,992	1,926,709
* #	Presstek, Inc.	342,415	2,345,543
	Printronix, Inc.	67,150	885,709
* #	Proxim Corp.	20,861	313
	QAD, Inc.	299,569	2,492,414
*	Qualstar Corp.	300	969
*	Quantum Corp.	1,920,823	5,935,343
*	QuickLogic Corp.	259,468	744,673
* #	Quokka Sports, Inc.	480	16
*	Quovadx, Inc.	230,007	715,322
*	Radiant Systems, Inc.	303,201	4,081,085
*	RadiSys Corp.	210,368	2,844,175
* #	Radyne Corp.	111,100	1,031,008
* #	RAE Systems, Inc.	551,500	1,395,295
*	Ramtron International Corp.	241,261	822,700
*	Relm Wireless Corp.	115,041	513,083
	REMEC, Inc.	212,010	318,015
#	Renaissance Learning, Inc.	269,886	3,176,558
* #	Research Frontiers, Inc.	6,000	62,700
*	RF Monolithics, Inc.	83,500	438,375
	Richardson Electronics, Ltd.	131,104	1,252,043
* #	RightNow Technologies, Inc.	318,982	4,969,740
*	Rimage Corp.	97,543	2,729,253
*	Rofin-Sinar Technologies, Inc.	132,600	8,950,500
*	Rudolph Technologies, Inc.	265,347	4,256,166
*	S1 Corp.	638,990	5,239,718

*	Saba Software, Inc.	280,253	1,684,321
*	Safeguard Scientifics, Inc.	1,183,600	3,112,868
*	Sapient Corp.	874,927	6,561,953
* #	SatCon Technology Corp.	315,637	369,295
*	SBE, Inc.	6,920	13,978
*	ScanSource, Inc.	231,898	6,720,404
*	Schmitt Industries, Inc.	17,800	140,086
*	Scientific Learning Corp.	2,900	18,473
*	SCM Microsystems, Inc.	127,344	505,556
*	Seachange International, Inc.	265,482	2,389,338
*	Secure Computing Corp.	643,355	4,902,365
*	Selectica, Inc.	261,300	506,922
* #	Semitool, Inc.	310,427	3,085,644
*	SI International, Inc.	116,783	3,684,504
* #	Sigma Designs, Inc.	223,397	6,239,478
*	Sigmatel, Inc.	135,552	447,322
*	Sigmatron International, Inc.	18,200	163,982
*	Silicon Storage Technology, Inc.	1,014,948	4,009,045
*	Simulations Plus, Inc.	12,400	162,564
* #	Sipex Corp.	111,854	1,002,212
* #	Sirenza Microdevices, Inc.	463,267	4,910,630
*	SM&A	179,751	1,254,662
* #	Smith Micro Software, Inc.	266,703	4,195,238
*	Sonic Foundry, Inc.	346,008	830,419
* #	Sonic Solutions, Inc.	254,917	3,288,429
*	SonicWALL, Inc.	597,182	4,932,723
*	SourceForge, Inc.	662,665	2,935,606
*	Spectrum Control, Inc.	130,127	1,879,034
*	SPSS, Inc.	194,669	8,567,383
*	SRS Labs, Inc.	164,100	2,446,731
*	Staktek Holdings, Inc.	436,518	1,204,790
*	Standard Microsystems Corp.	214,865	6,665,112
	StarTek, Inc.	129,900	1,356,156
* #	STEC, Inc.	446,325	2,767,215
*	SteelCloud, Inc.	75,500	89,845
*	Stratasys, Inc.	100,013	4,815,626
*	Stratos International, Inc.	123,268	966,421
*	SumTotal Systems, Inc.	265,874	2,105,722
* #	Sunair Electronics, Inc.	33,700	116,602
*	Sunrise Telecom, Inc.	275,600	813,020
*	Suntron Corp.	36,507	42,713
*	Supertex, Inc.	128,300	4,301,899
*	SupportSoft, Inc.	445,419	2,538,888
*	Sykes Enterprises, Inc.	373,892	7,283,416
*	Symmetricom, Inc.	455,290	3,701,508
*	Synaptics, Inc.	250,162	7,895,113
*	SYNNEX Corp.	273,800	5,607,424
*	Synplicity, Inc.	258,762	1,666,427
	Taitron Components, Inc.	15,500	41,928
*	Technical Communications Corp.	7,300	39,420
*	Technology Solutions Co.	22,600	164,528
*	TechTeam Global, Inc.	89,657	1,181,679

*	TeleCommunication Systems, Inc.	326,415	1,700,622
* #	Telkonet, Inc.	558,600	1,133,958
*	Telular Corp.	177,284	728,637
*	Terayon Communication Systems, Inc.	627,541	1,107,610
* #	Terremark Worldwide, Inc.	497,984	3,680,102
*	Tessco Technologies, Inc.	80,250	2,007,855
*	The Knot, Inc.	9,600	182,016
#	TheStreet.com, Inc.	274,595	3,196,286
*	Think Partnership, Inc.	637,978	1,913,934
*	ThinkEngine Networks, Inc.	82,975	188,353
*	Tier Technologies, Inc. Class B	169,900	1,568,177
*	TII Network Technologies, Inc.	57,160	145,758
	TNS, Inc.	214,400	2,544,928
*	Tollgrade Communications, Inc.	128,895	1,424,290
* #	Track Data Corp.	18,673	58,073
*	Transact Technologies, Inc.	91,000	576,940
*	Transcat, Inc.	42,500	238,000
*	Trans-Lux Corp.	7,545	46,025
*	Transmeta Corp.	63,084	22,710
* #	Transwitch Corp.	339,260	583,527
* #	Travelzoo, Inc.	149,470	3,853,337
*	Trimble Navigation, Ltd.	27,999	817,291
#	Trio-Tech International	2,000	38,360
*	Tripath Technology, Inc.	2,041	15
*	Triquint Semiconductor, Inc.	1,347,578	7,115,212
	Troy Group, Inc.	14,400	54,000
	TSR, Inc.	100,400	394,572
*	TTM Technologies, Inc.	375,841	4,156,801
*	Tumbleweed Communications Corp.	498,605	1,406,066
*	Tyler Technologies, Inc.	388,250	4,709,473
*	Ulticom, Inc.	386,764	3,345,509
*	Ultimate Software Group, Inc.	243,491	6,888,360
*	Ultra Clean Holdings, Inc.	30,950	427,729
*	Ultratech, Inc.	227,787	3,040,956
*	Unica Corp.	57,450	1,019,163
	United Online, Inc.	577,653	9,854,760
* #	Universal Display Corp.	309,025	4,823,880
*	USDATA Corp.	24,040	962
* #	Veeco Instruments, Inc.	305,293	5,531,909
* #	VendingData Corp.	193,600	574,992
*	Verilink Corp.	150,492	602
* #	Vertical Communications, Inc.	20,016	16,013
*	Viasat, Inc.	257,152	8,329,153
*	Vicon Industries, Inc.	45,650	415,415
*	Video Display Corp.	96,880	764,383
*	Viewpoint Corp.	360,721	396,793
*	Vignette Corp.	283,065	5,267,840
*	Virage Logic Corp.	208,635	1,497,999
* #	Visual Sciences, Inc.	188,014	3,058,988
*	Vitech America, Inc.	94,080	235
* #	Vitesse Semiconductor, Inc.	1,141,911	1,336,036
*	Vocus, Inc.	119,900	2,882,396

* #	Vyyo, Inc.	177,401	1,030,700
	Wayside Technology Group, Inc.	48,200	763,488
*	Web.com, Inc.	164,506	817,595
*	webMethods, Inc.	548,366	5,044,967
*	Website Pros, Inc.	1,600	14,848
*	Westell Technologies, Inc.	505,027	1,373,673
*	White Electronics Designs Corp.	224,456	1,310,823
*	Wind River Systems, Inc.	4,846	51,416
*	Winland Electronics, Inc.	20,500	66,625
*	Wireless Telecom Group, Inc.	225,286	619,537
* #	Wireless Xcessories Group, Inc.	7,200	19,368
*	WJ Communications, Inc.	558,094	976,665
*	WorldGate Communications, Inc.	24,000	13,920
	X-Rite, Inc.	281,730	4,214,681
*	Zhone Technologies, Inc.	949,622	1,367,456
*	ZILOG, Inc.	152,122	912,732
* #	Zix Corp.	229,525	422,326
*	Zones, Inc.	147,800	1,373,062
*	Zoran Corp.	75,263	1,515,044
*	Zygo Corp.	180,963	2,736,161
Total Information Technology			1,162,114,353

Materials — (3.3%)
*	AEP Industries, Inc.	78,051	3,484,197
#	AMCOL International Corp.	281,330	6,996,677
*	American Pacific Corp.	66,437	1,094,217
#	American Vanguard Corp.	258,715	3,567,680
	Arch Chemicals, Inc.	239,906	8,435,095
*	Atlantis Plastics, Inc.	34,800	148,944
	Balchem Corp.	158,512	2,796,152
*	Buckeye Technologies, Inc.	266,790	3,793,754
#	Calgon Carbon Corp.	385,472	3,904,831
*	Canyon Resources Corp.	173,600	100,705
*	Caraustar Industries, Inc.	258,224	1,531,268
	Castle (A.M.) & Co.	164,961	6,103,557
	Chesapeake Corp.	166,322	2,223,725
* #	Coeur d’Alene Mines Corp.	11,073	39,974
*	Constar International, Inc.	124,477	853,912
*	Continental Materials Corp.	14,900	443,275
*	Core Molding Technologies, Inc.	101,972	734,198
	Deltic Timber Corp.	123,292	6,652,836
*	Detrex Corp.	10,200	88,740
#	Empire Resources, Inc.	95,500	976,965
	Ferro Corp.	217,400	5,167,598
	Flamemaster Corp.	189	1,041
* #	Flotek Industries, Inc.	89,200	4,638,400
	Friedman Industries, Inc.	145,488	1,390,865
	Gibraltar Industries, Inc.	286,490	6,170,995
	Glatfelter (P.H.) Co.	338,800	4,604,292
*	Graphic Packaging Corp.	589,000	2,909,660
	Hawkins, Inc.	101,710	1,505,308
* #	Hecla Mining Co.	1,087,200	8,697,600

*	ICO, Inc.	240,599	2,095,617
* #	Idaho General Mines, Inc.	149,900	899,400
*	Impreso, Inc.	31,500	75,600
*	Innophos Holdings, Inc.	50,500	775,680
*	KMG Chemicals, Inc.	6,092	84,983
	Koppers Holdings, Inc.	33,000	1,061,610
*	Landec Corp.	250,749	3,417,709
* #	Liquidmetal Technologies, Inc.	106,651	91,720
* #	LSB Industries, Inc.	68,000	1,400,800
*	Material Sciences Corp.	138,299	1,468,735
*	Maxxam, Inc.	23,434	685,445
	Metal Management, Inc.	154,397	7,475,903
* #	Mines Management, Inc.	125,517	512,109
*	Mod-Pac Corp.	26,617	262,976
	Myers Industries, Inc.	326,847	7,246,198
* #	Nanophase Technologies Corp.	177,915	1,127,981
	Nevada Chemicals, Inc.	10,848	114,446
#	NL Industries, Inc.	195,789	2,094,942
	NN, Inc.	162,400	2,042,992
*	Northern Technologies International Corp.	28,900	257,210
*	Northwest Pipe Co.	84,859	3,063,410
	Olympic Steel, Inc.	78,200	2,623,610
*	OMNOVA Solutions, Inc.	412,100	2,311,881
	Penford Corp.	84,454	1,612,227
* #	Pioneer Companies, Inc.	115,652	3,980,742
*	PolyOne Corp.	452,752	3,228,122
#	Pope & Talbot, Inc.	153,300	640,794
	Quaker Chemical Corp.	98,329	2,354,980
*	Rock of Ages Corp.	32,900	163,513
	Royal Gold, Inc.	253,781	6,836,860
#	Ryerson, Inc.	27,900	1,058,247
	Schulman (A.), Inc.	248,233	6,004,756
	Schweitzer-Maudoit International, Inc.	146,820	4,410,473
*	Solitario Resources Corp.	2,937	14,186
	Spartech Corp.	290,589	7,787,785
	Steel Technologies, Inc.	102,018	3,057,479
	Stepan Co.	83,480	2,553,653
	Synalloy Corp.	87,058	3,252,487
*	Terra Industries, Inc.	83,840	1,625,658
	Tronox, Inc. Class A	129,900	1,828,992
	Tronox, Inc. Class B	42,100	586,032
*	U.S. Concrete, Inc.	375,166	3,316,467
* #	U.S. Energy Corp. Wyoming	71,870	422,596
*	U.S. Gold Corp.	111,581	610,906
*	UFP Technologies, Inc.	11,800	65,726
*	United States Lime & Minerals, Inc.	55,745	1,933,794
*	Universal Stainless & Alloy Products, Inc.	64,399	2,702,826
	Vulcan International Corp.	8,251	488,872
	Wausau Paper Corp.	482,100	6,599,949
*	Webco Industries, Inc.	3,750	341,250
	Wellman, Inc.	279,600	984,192
*	Williams Industries, Inc.	5,800	12,470
* #	Zoltek Companies, Inc.	246,441	9,278,504
Total Materials			208,001,956

Other — (0.0%)
*	Big 4 Ranch, Inc.	35,000	—
*	Breed Technologies, Inc.	5,600	31
*	Celebrity, Inc. Escrow Shares	13,500	—
*	DLB Oil & Gas, Inc.	7,600	—
*	ePresence, Inc. Escrow Shares	191,500	5,745
* #	EquiMed, Inc. Nevis	6,533	1
*	iGo Escrow Share	11,200	—
*	ioWorldMedia, Inc.	11,633	1,803
* #	KeraVision, Inc.	7,800	23
*	Krause’s Furniture, Inc.	23,000	161
*	Noel Group, Inc.	43,600	392
*	Petrocorp, Inc. Escrow Shares	37,100	2,226
*	StorageNetworks, Inc. Escrow Shares	56,400	—
Total Other			10,382

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	419,255	6,615,844
*	Arbinet-thexchange, Inc.	99,000	616,770
*	Boston Communications Group, Inc.	164,000	301,760
*	Cbeyond, Inc.	9,900	350,262
*	Centennial Communications Corp.	183,936	1,874,308
*	Cogent Communications Group, Inc.	5,258	150,905
	Consolidated Communications Holdings, Inc.	257,396	5,472,239
*	Covista Communications, Inc.	21,500	19,135
	CT Communications, Inc.	193,674	6,079,427
	D&E Communications, Inc.	133,862	2,183,289
*	Eschelon Telecom, Inc.	32,355	957,061
	FairPoint Communications, Inc.	60,200	1,083,600
* #	FiberTower Corp.	460,843	1,917,107
*	General Communications, Inc. Class A	499,175	6,614,069
*	GoAmerica, Inc.	117	614
	Hickory Tech Corp.	124,300	1,011,802
	Iowa Telecommunications Services, Inc.	8,300	186,667
*	LCC International, Inc. Class A	196,429	736,609
* #	Level 3 Communications, Inc.	59,849	348,321
*	Lynch Interactive Corp.	461	1,564,994
*	Metro One Telecommunications, Inc.	18,385	38,425
*	Moscow CableCom Corp.	17,954	227,298
*	Network Plus Corp.	10,000	25
	North Pittsburgh Systems, Inc.	136,562	2,702,562
*	Pac-West Telecomm, Inc.	167,800	6,209
*	PAETEC Holding Corp.	309,121	3,601,260
*	Premiere Global Services, Inc.	688,125	8,718,544
*	Primus Telecommunications Group, Inc.	44,279	34,980
*	Rural Cellular Corp. Class A	143,338	4,722,987
*	Shared Technologies Cellular, Inc.	24,600	37
	Shenandoah Telecommunications Co.	700	34,580
*	SunCom Wireless Holdings, Inc.	53,920	905,856

	SureWest Communications	132,297	3,407,971
* #	Wireless Facilities, Inc.	579,804	950,879
*	Xeta Corp.	85,800	257,400
Total Telecommunication Services			63,693,796

Utilities — (1.3%)
*	AMEN Properties, Inc.	12,375	75,735
	American States Water Co.	165,279	5,955,002
*	Aquila, Inc.	33,130	141,465
	Artesian Resources Corp. Class A	1,200	23,544
*	Cadiz, Inc.	10,644	238,851
	California Water Service Group	204,531	7,614,689
	Cascade Natural Gas Corp.	113,934	2,999,882
	Central Vermont Public Service Corp.	140,100	5,105,244
	CH Energy Group, Inc.	151,294	7,165,284
	Chesapeake Utilities Corp.	65,850	2,292,239
	Connecticut Water Services, Inc.	93,287	2,235,157
	Delta Natural Gas Co., Inc.	20,000	511,000
	Empire District Electric Co.	299,950	7,075,821
	Energy West, Inc.	11,941	177,921
	EnergySouth, Inc.	76,425	3,731,833
*	Environmental Power Corp.	95,593	745,625
	Florida Public Utilities Co.	36,800	456,320
	Laclede Group, Inc.	211,400	6,587,224
*	Maine & Maritimes Corp.	29,300	796,374
	MGE Energy, Inc.	205,779	6,980,024
	Middlesex Water Co.	115,248	2,212,762
	Otter Tail Corp.	46,924	1,534,415
	RGC Resources, Inc.	4,698	128,490
	SEMCO Energy, Inc.	321,420	2,481,362
#	SJW Corp.	179,225	5,783,591
#	Southwest Water Co.	234,202	3,049,310
	UIL Holdings Corp.	171,201	5,615,393
	Unitil Corp.	39,811	1,118,689
	York Water Co.	23,107	424,245
Total Utilities			83,257,491
TOTAL COMMON STOCKS			5,357,164,693

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	1,294	—
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	154
*	Del Global Technologies Corp. Warrants 03/28/09	4,265	2,559
*	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
*	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	—
*	Indevus Pharmaceuticals, Inc. Contingent Stock Rights	197,700	32,779
*	Mossimo, Inc. Contingent Rights	149,150	—
*	Optical Cable Corp. Warrants 10/24/07	655	—
*	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			35,492

TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	33,906,041	33,906,041

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.9%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $1,204,032,468 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 11/01/20 to 09/01/36, valued at $1,003,101,711) to be repurchased at $974,028,804	$973,885	973,885,156
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $43,065,000 Tennessee Valley Authority, rates ranging from 5.375% to 7.140%, maturities ranging from 01/18/11 to 04/01/56, valued at $46,388,136) to be repurchased at $44,564,962	44,558	44,558,390
TOTAL SECURITIES LENDING COLLATERAL		1,018,443,546

TOTAL INVESTMENTS — (100.0%) (Cost $5,311,576,433)		$6,409,549,772

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.6%)
COMMON STOCKS — (3.6%)
#	ABC Learning Centres, Ltd.	81,727	$488,298
	Amcor, Ltd.	969,265	5,971,090
	Amcor, Ltd. Sponsored ADR	77,103	1,891,337
	Ansell, Ltd.	200,167	2,035,890
#	APN News & Media, Ltd.	509,371	2,609,790
	Australand Property Group	1,180,763	2,322,304
	Australia & New Zealand Banking Group, Ltd.	842,412	20,109,460
	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	27,080	3,246,350
#	AWB, Ltd.	406,278	1,270,965
	AXA Asia Pacific Holdings, Ltd.	2,837,724	18,093,880
#	Bendigo Bank, Ltd.	152,448	2,108,314
	BlueScope Steel, Ltd.	1,599,574	14,665,731
#	Boral, Ltd.	1,113,412	8,110,409
	Brickworks, Ltd.	78,415	914,761
	Caltex Australia, Ltd.	241,550	5,126,710
	Challenger Financial Services Group, Ltd.	89,502	438,064
	Commonwealth Bank of Australia	1,961,135	89,956,037
#	CSR, Ltd.	1,514,337	4,523,844
	Downer EDI, Ltd.	439,016	2,719,761
	Fairfax Media, Ltd.	2,065,361	8,331,530
	Foster’s Group, Ltd.	3,929,980	20,699,789
	Futuris Corp., Ltd.	539,719	1,133,911
#	Goodman Fielder, Ltd.	1,645,429	3,472,374
#	Iluka Resources, Ltd.	192,645	955,859
	Insurance Australia Group, Ltd.	2,214,480	10,930,039
	Lend Lease Corp., Ltd.	605,974	10,009,572
	Mirvac, Ltd.	1,362,846	6,487,978
	Multiplex Group	103,559	422,273
	National Australia Bank, Ltd.	2,552,152	89,892,259
	National Australia Bank, Ltd. Sponsored ADR	3,700	649,609
#	Nufarm, Ltd.	52,021	607,347
	Oil Search, Ltd.	1,264,103	4,134,005
#	Onesteel, Ltd.	835,745	4,566,498
	Orica, Ltd.	1	26
	Origin Energy, Ltd.	1,406,983	10,250,157
	Paperlinx, Ltd.	746,071	2,549,727
#	Publishing and Broadcasting, Ltd.	190,851	3,421,631
	Qantas Airways, Ltd.	1,147,310	5,420,217
	Santos, Ltd.	1,070,468	11,863,317
#	Seven Network, Ltd.	136,508	1,299,976
#	Sims Group, Ltd.	136,999	3,088,402
	Suncorp-Metway, Ltd.	1,380,786	24,181,490
	Symbion Health, Ltd.	1,381,525	5,002,368
	TABCORP Holdings, Ltd.	1,096,682	16,122,897
*	Tower Australia Group, Ltd.	33,918	64,728
	Virgin Blue Holdings, Ltd.	228,228	496,006
	Washington H. Soul Pattinson & Co., Ltd.	113,801	895,344
	Zinifex, Ltd.	110,268	1,615,186
TOTAL — AUSTRALIA			435,167,510

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Boehler-Uddeholm AG	130,004	12,625,511
#	OMV AG	267,727	17,733,461
	Voestalpine AG	208,102	15,097,060
#	Wienerberger AG	221,811	16,717,531
TOTAL — AUSTRIA			62,173,563

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
#	Ackermans & Van Haaren SA	29,381	2,901,746
	Agfa Gevaert NV	53,361	1,391,990
	Banque Nationale de Belgique	1,047	5,116,786
	Bekaert SA	2,787	398,168
*	Cumerio NV SA-Strip	2,009	108
	Delhaize Group	231,485	22,102,256
	Delhaize Group Sponsored ADR	52,900	5,040,841
#	Dexia SA	1,401,717	44,987,633
	D’Ieteren NV SA	431	196,434
#	Fortis	179,701	7,459,714
	Groupe Bruxelles Lambert SA	55,500	7,031,747
	InBev NV	169,938	14,307,062
#	KBC Groep NV	77,882	10,744,577
#	Nationale Portefeuille	24,174	1,667,303
*	Umicore Strip VVPR	2,009	161
TOTAL — BELGIUM			123,346,526

CANADA — (4.7%)
COMMON STOCKS — (4.7%)
# *	Abitibi-Consolidated, Inc.	491,000	1,198,121
#	AGF Management, Ltd. Class B Non-Voting	68,266	2,351,909
	Alcan, Inc.	856,137	74,287,654
	Astral Media, Inc. Class A	44,538	1,813,833
#	Atco, Ltd. Class 1 Non-Voting	74,900	3,868,246
	Barrick Gold Corp.	1,869,220	54,349,983
#	BCE, Inc.	589,125	21,756,206
	Biovail Corp.	212,600	5,150,024
*	Bombardier, Inc. Class B	893,900	4,446,099
#	Canadian Pacific Railway, Ltd.	263,700	18,811,060
#	Canadian Tire Corp. Class A Non-Voting	58,200	4,302,969
	Canadian Utilities, Ltd. Class A Non-Voting	200	9,344
*	Canfor Corp.	105,200	1,285,494
*	CanWest Global Communications Corp.	93,800	908,534
*	Celestica, Inc. Subordinate Voting	292,800	1,921,705
*	CGI Group, Inc.	491,500	5,302,833
	Corus Entertainment, Inc. Class B Non-Voting	58,800	2,721,204
# *	Domtar Corp.	312,700	3,376,669
	E-L Financial Corp., Ltd.	600	381,451
#	Emera, Inc.	47,400	957,218
	Empire Co., Ltd. Class A Non-Voting	48,900	1,936,616
	EnCana Corp.	1,459,886	89,673,252
	Fairfax Financial Holdings, Inc. Subordinate Voting	48,400	9,775,931

#	Fortis, Inc.	57,600	1,520,239
	George Weston, Ltd.	138,400	9,691,623
	Gerdau Ameristeel Corp.	189,600	2,963,829
#	Goldcorp, Inc.	99,800	2,400,761
	IAMGOLD Corp.	299,300	2,182,629
	Industrial Alliance Insurance & Financial Services, Inc.	125,900	4,532,918
	ING Canada, Inc.	132,500	5,780,151
	Ipsco, Inc.	51,163	8,033,203
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	249,200	3,415,550
	Kingsway Financial Services, Inc.	29,400	562,932
	Loblaw Companies, Ltd.	34,600	1,617,427
# *	Lundin Mining Corp.	325,800	3,965,890
#	Magna International, Inc. Class A	265,468	23,670,235
#	Manitoba Telecom Services, Inc.	40,500	1,868,619
	MDS, Inc.	351,364	7,131,743
#	Mi Developments, Inc.	69,600	2,693,942
#	National Bank of Canada	236,700	14,393,201
	New Maple Leaf Foods, Inc.	87,700	1,329,111
#	Northbridge Financial Corp.	22,000	702,618
	Nova Chemicals Corp.	19,100	680,357
	Onex Corp.	186,800	6,655,711
	Petro-Canada	927,000	46,870,007
#	Power Corp. of Canada, Ltd.	410,796	15,347,240
	Quebecor World, Inc.	128,400	1,576,189
#	Quebecor, Inc. Class B Subordinate Voting	78,500	2,834,396
	Russel Metals, Inc.	82,200	2,356,257
#	Sherritt International Corp.	408,100	5,894,863
	Sobeys, Inc.	35,900	1,931,605
#	Sun Life Financial, Inc.	1,258,900	59,437,594
#	Torstar Corp. Class B Non-Voting	78,600	1,662,240
#	Transalta Corp.	423,855	11,222,488
	Transcontinental, Inc. Class A	108,900	2,158,452
	West Fraser Timber Co., Ltd.	51,000	1,978,777
TOTAL — CANADA			569,649,152

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
#	A P Moller - Maersk A.S.	1,718	20,945,370
*	Alm. Brand A.S.	11,571	790,619
	Carlsberg A.S. Series B	76,475	9,274,380
	Codan A.S.	57,000	6,221,474
	Dampskibsselsk Torm A.S.	29,600	1,170,681
	Dampskibsselskabet Torm A.S. ADR	2,001	158,800
#	Danisco A.S.	100,730	8,527,480
	Danske Bank A.S.	771,653	33,552,540
*	Jyske Bank A.S.	89,350	6,831,633
#	Nordea Bank AB	475,918	7,846,772
	Sydbank A.S.	71,200	3,858,469
*	Vestas Wind Systems A.S.	159,800	11,198,442
TOTAL — DENMARK			110,376,660

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	458,600	15,079,876
	Huhtamaki Oyj	2,300	41,163
	Kemira Oyj	101,377	2,282,744

	Kesko Oyj	157,000	10,852,102
#	M-Real Oyj Series B	253,400	1,721,724
#	OKO Bank P.L.C. Class A	130,000	2,623,636
	Outokumpu Oyj Series A	351,300	12,602,358
	Rautaruukki Oyj Series K	84,300	5,227,496
#	Sampo Oyj	293,200	9,280,687
	Stora Enso Oyj Series R	922,500	17,616,580
	UPM-Kymmene Oyj	865,900	22,444,130
#	Wartsila Corp. Oyj Series B	59,400	3,940,359
TOTAL — FINLAND			103,712,855

FRANCE — (8.2%)
COMMON STOCKS — (8.2%)
	Air France-KLM	192,225	9,817,349
	Air Liquide SA Primes De Fid 02	10,900	2,587,905
	Alcatel-Lucent SA Sponsored ADR	182,100	2,498,412
*	Atos Origin SA	34,367	2,113,514
#	AXA SA	2,905,543	126,944,807
#	BNP Paribas SA	1,631,174	197,775,909
	Bongrain SA	7,145	812,042
# *	Business Objects SA	94,856	3,916,011
#	Capgemini SA	181,712	13,856,597
#	Casino Guichard Perrachon SA	50,086	5,297,373
#	Ciments Francais SA	30,740	7,289,643
#	CNP Assurances	58,635	7,847,820
#	Compagnie de Saint-Gobain	598,264	65,554,646
#	Compagnie Generale des Establissements Michelin Series B	242,490	31,758,546
#	Credit Agricole SA	1,058,261	43,646,587
	Esso SA	2,114	611,251
	Euler Hermes SA	10,758	1,556,980
#	European Aeronautic Defence & Space Co.	497,789	15,624,804
# *	Faurecia SA	30,445	2,347,559
	Fimalac SA	16,123	1,748,969
# *	France Telecom SA	967,032	29,687,768
*	France Telecom SA Sponsored ADR	86,800	2,666,496
#	Havas SA	300,744	1,807,891
#	Imerys SA	44,000	4,385,844
#	LaFarge SA	270,758	46,858,669
	Lafarge SA Prime Fidelity	85,542	14,804,306
#	Lagardere S.C.A.	10,900	909,525
	Nexans SA	21,540	3,469,382
#	Peugeot SA	287,794	22,792,544
#	PPR SA	101,748	18,564,906
	Remy Cointreau SA	56,022	4,055,302
#	Renault SA	379,599	54,239,431
#	Schneider Electric SA	329,932	47,575,957
#	SCOR SE (B1LB9P6)	108,471	2,962,851
*	SCOR SE (4797364)	6	17
	SEB SA Prime Fidelity	9,900	1,858,273
#	Societe BIC SA	52,288	3,876,296
#	Societe Generale Paris	293,528	57,173,688
#	Technip SA	105,512	8,171,751
	Thomson	345,508	6,642,150
#	Valeo SA	109,691	6,247,135
#	Vivendi SA	2,554,386	111,256,954
TOTAL — FRANCE			993,613,860

GERMANY — (9.3%)
COMMON STOCKS — (9.3%)
#	Allianz SE	456,442	101,081,651
	Allianz SE ADR	2,630,040	58,307,987
	Altana AG ADR	26,900	649,635
#	AMB Generali Holding AG	38,497	5,984,820
#	BASF AG	184,626	22,840,141
#	Bayerische Motoren Werke (BMW) AG	685,408	45,766,988
	Bilfinger Berger AG	23,702	2,323,758
#	Commerzbank AG	1,057,167	51,864,778
	DaimlerChrysler AG	1,734,297	158,500,482
	DaimlerChrysler AG ADR	16,100	1,472,828
#	Deutsche Bank AG	801,377	121,883,837
	Deutsche Bank AG ADR	78,800	11,985,480
	Deutsche Lufthansa AG	368,078	10,597,856
#	Deutsche Telekom AG	2,048,449	38,042,022
	Deutsche Telekom AG Sponsored ADR	2,767,950	51,317,793
#	E.ON AG	677,579	111,511,287
#	E.ON AG Sponsored ADR	1,043,028	57,199,656
#	Fraport AG	36,806	2,673,885
*	GEA Group AG	254,625	8,152,585
#	Hannover Rueckversicherung AG	74,862	3,590,428
	Heidelberger Druckmaschinen AG	34,552	1,701,386
#	Hochtief AG	120,552	13,907,860
#	Hypo Real Estate Holding AG	84,277	5,814,997
*	Infineon Technologies AG	1,247,436	19,388,496
*	Lanxess AG	49,885	2,818,936
# *	Linde AG	120,453	13,328,965
#	Munchener Rueckversicherungs-Gesellschaft AG	379,064	71,104,848
#	Salzgitter AG	26,816	5,113,647
	SCA Hygiene Products AG	3,550	1,572,054
#	Suedzucker AG	102,666	2,224,877
	ThyssenKrupp AG	563,346	32,741,358
# *	TUI AG	329,789	8,984,213
	Vattenfall Europe AG	45,861	3,042,023
#	Volkswagen AG	499,652	75,597,308
TOTAL — GERMANY			1,123,088,865

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Alpha Bank A.E.	105,280	3,326,237
	Bank of Greece	11,360	1,448,411
	Coca-Cola Hellenic Bottling Co. S.A.	241,952	11,200,091
	Coca-Cola Hellenic Bottling Co. S.A. ADR	42,000	1,950,900
*	Emporiki Bank of Greece S.A.	78,672	2,218,896
	Hellenic Petroleum S.A.	465,844	7,078,765
*	Hellenic Telecommunication Organization Co. S.A.	625,009	19,869,511
*	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,396,975
*	National Bank of Greece S.A.	38,000	2,265,050
	National Bank of Greece S.A. ADR	725,141	8,730,698
	Viohalco S.A.	62,810	976,249
TOTAL — GREECE			60,461,783

HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
	Cathay Pacific Airways, Ltd.	952,000	2,528,682
	Cheung Kong Holdings, Ltd.	3,195,000	41,302,544
	China Travel International Investment Hong Kong, Ltd.	5,284,000	2,548,549
	China Unicom, Ltd.	6,922,000	10,207,230
	China Unicom, Ltd. ADR	57,800	848,504
#	CITIC International Financial Holdings, Ltd.	1,425,000	1,138,896
	Citic Pacific, Ltd.	1,704,000	7,085,045
# *	CNPC (Hong Kong), Ltd.	3,740,000	1,977,133
	Great Eagle Holdings, Ltd.	308,987	1,187,770
	Hang Lung Group, Ltd.	2,518,000	10,117,810
	Henderson Land Development Co., Ltd.	1,521,000	10,506,366
	Hong Kong and Shanghai Hotels, Ltd.	1,128,322	1,840,969
	Hopewell Holdings, Ltd.	1,455,000	6,362,658
	Hutchison Whampoa, Ltd.	4,382,000	42,282,153
	Hysan Development Co., Ltd.	2,178,723	6,077,748
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	889,504
#	Kerry Properties, Ltd.	1,609,624	9,874,840
	MTR Corp., Ltd.	3,398,000	8,287,288
	New World China Land, Ltd.	891,200	718,030
#	New World Development Co., Ltd.	3,576,896	8,738,406
	Shanghai Industrial Holdings, Ltd.	1,094,000	3,233,867
	Shangri-La Asia, Ltd.	2,220,733	5,772,293
#	Sino Land Co., Ltd.	4,751,166	10,396,283
	Sun Hung Kai Properties, Ltd.	2,753,000	31,962,354
	Tsim Sha Tsui Properties, Ltd.	483,154	1,796,511
	Wharf Holdings, Ltd.	3,212,214	13,008,785
#	Wheelock and Co., Ltd.	3,940,000	9,688,669
	Wheelock Properties, Ltd.	1,485,000	1,752,832
	Wing Lung Bank, Ltd.	159,700	1,655,247
TOTAL — HONG KONG			253,786,966

IRELAND — (1.2%)
COMMON STOCKS — (1.2%)
	Allied Irish Banks P.L.C.	688,656	20,803,406
	Allied Irish Banks P.L.C. Sponsored ADR	278,200	16,814,408
	Bank of Ireland P.L.C.	1,216,162	26,275,703
	CRH P.L.C.	1,259,311	61,175,345
	Irish Life & Permanent P.L.C.	740,650	20,449,448
TOTAL — IRELAND			145,518,310

ITALY — (2.6%)
COMMON STOCKS — (2.6%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	17,452,414
#	Banca Popolare di Milano Scar (BPM)	1,011,678	15,172,009
*	Banca Popolare Italiana Scrl	529,954	8,442,954
	Benetton Group SpA	181,249	3,049,951
#	Buzzi Unicem SpA	181,398	6,317,976
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	500,000	1,994,898
#	Caltagirone Editore SpA	184,888	1,556,045
	Capitalia SpA	2,992,113	30,912,159
#	Compagnia Assicuratrice Unipol SpA	1,822,774	6,900,168
#	Fiat SpA	1,054,970	30,221,105
#	Fondiaria - Sai SpA	167,605	8,617,165
#	Intesa Sanpaolo SpA	1,451,314	11,085,053
#	Italcementi SpA	341,502	11,093,778

#	Italmobiliare SpA	32,455	4,582,122
#	Milano Assicurazioni SpA	182,000	1,595,621
# *	Pirelli & Co. SpA	1,486,658	1,768,747
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	512,094
	Telecom Italia SpA	2,976,292	8,611,415
#	Telecom Italia SpA Sponsored ADR	1,457,500	42,267,500
#	UniCredito Italiano SpA	7,998,675	75,128,664
#	Unione di Banche Italiane Scpa	920,797	26,416,803
TOTAL — ITALY			313,698,641

JAPAN — (8.6%)
COMMON STOCKS — (8.6%)
	Adeka Corp.	87,000	937,777
#	Aichi Steel Corp.	136,000	785,822
	Aioi Insurance Co., Ltd.	1,277,735	8,706,495
	Aisin Seiki Co., Ltd.	182,500	6,174,410
	Ajinomoto Co., Inc.	1,292,000	14,921,716
	Alpine Electronics, Inc.	36,800	553,738
	Alps Electric Co., Ltd.	166,000	1,621,366
	Amada Co., Ltd.	480,000	6,063,824
#	Anritsu Corp.	67,000	286,187
	Aoyama Trading Co., Ltd.	73,200	2,214,044
#	Asahi Breweries, Ltd.	541,200	8,639,604
#	Asatsu-Dk, Inc.	32,500	1,069,856
	Autobacs Seven Co., Ltd.	37,500	1,212,236
#	Calsonic Kansei Corp.	190,000	840,519
	Canon Marketing Japan, Inc.	124,900	2,523,060
	Central Glass Co., Ltd.	235,000	1,367,107
#	Chudenko Corp.	41,100	730,479
#	Citizen Holdings Co., Ltd.	462,000	4,119,748
	Coca-Cola West Japan Co., Ltd.	58,400	1,232,719
	Comsys Holdings Corp.	105,000	1,217,787
#	Cosmo Oil Co., Ltd.	764,000	3,666,020
	Dai Nippon Printing Co., Ltd.	1,125,000	16,510,335
#	Daibiru Corp.	42,000	678,369
	Daicel Chemical Industries, Ltd.	485,000	3,141,167
	Daihatsu Motor Co., Ltd.	236,000	1,997,182
#	Daio Paper Corp.	87,000	634,849
#	Ebara Corp.	253,000	1,155,349
	Edion Corp.	53,900	668,787
#	Ezaki Glico Co., Ltd.	174,600	1,937,784
	Fuji Electric Holdings Co., Ltd.	525,780	2,488,808
#	Fuji Heavy Industries, Ltd.	850,000	4,098,051
#	Fuji Oil Co., Ltd.	55,200	430,484
	FUJIFILM Holdings Corp.	910,000	37,702,036
	Fujikura, Ltd.	320,000	2,212,835
# *	Fukuoka Financial Group, Inc.	702,000	5,508,710
#	Fukuyama Transporting Co., Ltd.	266,000	1,096,643
	Futaba Corp.	16,000	324,617
#	Futaba Industrial Co., Ltd.	62,500	1,548,077
	Glory, Ltd.	83,700	1,709,386
	Gunze, Ltd.	248,000	1,441,067
#	Hankyu Department Stores, Inc.	128,000	1,262,399
	Hankyu Hanshin Holdings, Inc.	104,000	595,872
#	Heiwa Corp.	81,500	978,037
	Heiwado Co., Ltd.	43,000	709,277
	Hino Motors, Ltd.	217,000	1,226,800

	Hitachi Cable, Ltd.	236,000	1,402,856
	Hitachi Kokusai Electric, Inc.	87,000	1,041,185
#	Hitachi Maxell, Ltd.	96,000	1,138,940
	Hitachi Software Engineering Co., Ltd.	46,200	1,053,724
	Hitachi Transport System, Ltd.	111,000	1,265,429
	Hitachi, Ltd.	5,924,000	43,623,652
	Hitachi, Ltd. Sponsored ADR	29,900	2,206,321
	Hokkoku Bank, Ltd.	351,000	1,623,008
#	Hokuetsu Paper Mills, Ltd.	162,000	847,608
#	House Foods Corp.	117,000	1,888,124
	INPEX Holdings, Inc.	498	4,378,268
	Itoham Foods, Inc.	132,000	582,848
	Japan Airport Terminal Co., Ltd.	68,300	1,162,748
	JS Group Corp.	415,500	8,737,300
	Juroku Bank, Ltd.	349,000	2,280,952
	Kadokawa Holdings, Inc.	15,200	372,236
	Kamigumi Co., Ltd.	357,000	3,030,841
	Kandenko Co., Ltd.	129,000	708,107
	Kaneka Corp.	255,000	2,204,399
	Kanto Auto Works, Ltd.	12,600	181,331
	Katokichi Co., Ltd.	117,100	656,542
	Kikkoman Corp.	259,000	3,877,171
	Kinden Corp.	185,000	1,598,616
	Kirin Brewery Co., Ltd.	1,399,000	21,680,735
	Kissei Pharmaceutical Co., Ltd.	41,000	744,152
	Koito Manufacturing Co., Ltd.	35,000	389,562
#	Kokuyo Co., Ltd.	107,300	1,241,225
	Komori Corp.	77,000	1,831,565
	Kuraray Co., Ltd.	592,000	6,456,132
	Kyocera Corp.	286,400	28,245,555
#	Kyorin Co., Ltd.	74,000	1,029,587
	Kyowa Hakko Kogyo Co., Ltd.	425,000	4,264,057
#	Mabuchi Motor Co., Ltd.	36,300	2,182,103
#	Maeda Corp.	196,000	866,499
	Makita Corp.	78,000	3,255,870
	Marubeni Corp.	603,000	4,215,112
	Marui Co., Ltd.	498,500	6,028,732
#	Maruichi Steel Tube, Ltd.	117,000	3,647,406
	Matsushita Electric Industrial Co., Ltd.	3,676,135	77,962,419
	Matsushita Electric Works, Ltd.	496,000	6,220,697
#	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,501,313
	Millea Holdings, Inc.	1,295,900	51,601,084
	Mitsubishi Heavy Industries, Ltd.	5,553,000	33,742,019
	Mitsubishi Logistics Corp.	106,000	1,887,200
	Mitsui Chemicals, Inc.	1,056,800	7,642,121
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	26,997,136
	Mitsumi Electric Co., Ltd.	45,800	1,450,011
	Morinaga Milk Industry Co., Ltd.	160,000	639,490
	Musashino Bank, Ltd.	21,300	1,066,003
	Nagase & Co., Ltd.	162,000	2,100,915
	NEC Corp.	838,000	4,280,195
	NEC Corp. Sponsored ADR	961,168	4,921,180
	Nichicon Corp.	72,900	1,079,464
	Nippon Express Co., Ltd.	1,329,000	7,947,932
#	Nippon Kayaku Co., Ltd.	128,000	985,233
	Nippon Light Metal Co., Ltd.	632,000	1,672,177
	Nippon Meat Packers, Inc.	248,000	3,006,958
	Nippon Mining Holdings, Inc.	296,500	2,608,795

	Nippon Mitsubishi Oil Corp.	2,522,050	21,429,617
#	Nippon Paint Co., Ltd.	295,000	1,574,796
	Nippon Paper Group, Inc.	1,411	4,894,470
#	Nippon Sheet Glass Co., Ltd.	663,000	3,118,451
	Nippon Shokubai Co., Ltd.	163,000	1,453,372
	Nippon Suisan Kaisha, Ltd.	254,000	1,712,358
	Nippon Television Network Corp.	9,400	1,324,483
	Nipponkoa Insurance Co., Ltd.	290,000	2,514,287
#	Nipro Corp.	42,000	797,601
#	Nishimatsu Construction Co., Ltd.	364,000	1,260,637
	Nishi-Nippon Railroad Co., Ltd.	78,000	300,753
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,448,680
	Nisshin Seifun Group, Inc.	260,500	2,690,402
	Nisshin Steel Co., Ltd.	1,174,000	4,824,880
	Nisshinbo Industries, Inc.	305,000	4,216,088
	Nissin Food Products Co., Ltd.	83,000	2,996,641
	Obayashi Corp.	973,000	5,427,580
	Oji Paper Co., Ltd.	1,199,000	6,110,416
# *	Oki Electric Industry Co., Ltd.	481,000	886,993
#	Okumura Corp.	311,000	1,547,197
	Ono Pharmaceutical Co., Ltd.	215,000	12,296,769
	Onward Kashiyama Co., Ltd.	125,000	1,631,810
	Oriental Land Co., Ltd.	73,200	3,833,225
#	PanaHome Corp.	106,000	632,063
#	Pioneer Electronic Corp.	218,000	3,109,904
	Promise Co., Ltd.	60,500	2,104,676
#	Q.P. Corp.	136,600	1,281,706
	Rengo Co., Ltd.	286,000	1,440,566
	RICOH COMPANY, Ltd.	802,000	17,465,679
#	Rinnai Corp.	50,200	1,609,365
	Rohm Co., Ltd.	6,900	620,289
	Ryosan Co., Ltd.	33,600	821,872
	Sanwa Shutter Corp.	238,000	1,393,563
	Sanyo Chemical Industries, Ltd.	54,000	352,593
# *	Sanyo Electric Co., Ltd.	1,159,000	1,914,308
	Sapporo Hokuyo Holdings, Inc.	408	4,254,699
#	Seiko Epson Corp.	212,000	6,143,244
	Seino Holdings Co., Ltd.	216,000	2,121,349
	Sekisui Chemical Co., Ltd.	689,000	5,173,737
	Sekisui House, Ltd.	942,000	13,867,640
#	SFCG Co., Ltd.	8,010	1,522,774
	Shiga Bank, Ltd.	272,000	1,888,695
	Shikoku Bank, Ltd.	186,000	786,403
	Shima Seiki Manufacturing Co., Ltd.	23,700	739,160
	Shimachu Co., Ltd.	59,100	1,501,782
	Shinko Securities Co., Ltd.	615,000	3,130,273
#	Shizuoka Bank, Ltd.	971,000	9,970,767
	Sohgo Security Services Co.,Ltd.	101,300	1,879,496
	Sompo Japan Insurance, Inc.	1,937,000	24,345,239
#	Sony Corp.	971,100	55,897,442
	Sony Corp. Sponsored ADR	260,616	15,037,543
#	Sumitomo Bakelite Co., Ltd.	105,000	739,709
	Sumitomo Corp.	784,000	14,244,459
	Sumitomo Electric Industries, Ltd.	899,000	13,681,171
	Sumitomo Forestry Co., Ltd.	158,000	1,732,179
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,572,567
	Sumitomo Trust & Banking Co., Ltd.	240,000	2,443,747
#	Sumitomo Warehouse Co., Ltd.	174,000	1,268,276

	Suzuken Co., Ltd.	99,700	3,149,172
#	Taiheiyo Cement Corp.	1,209,800	5,550,615
#	Taisei Corp.	769,000	2,537,118
#	Taisho Pharmaceutical Co., Ltd.	248,000	4,789,642
	Taiyo Yuden Co., Ltd.	152,000	3,165,792
	Takara Standard Co., Ltd.	118,000	674,010
	Takashimaya Co., Ltd.	105,000	1,208,801
	Tanabe Seiyaku Co., Ltd.	546,000	7,035,021
	TDK Corp.	123,600	11,195,718
	Teijin, Ltd.	828,000	4,433,030
	The 77 Bank, Ltd.	464,000	3,171,329
	The Aichi Bank, Ltd.	11,100	1,249,074
	The Akita Bank, Ltd.	115,000	566,877
	The Awa Bank, Ltd.	246,600	1,305,826
#	The Bank of Iwate, Ltd.	19,600	1,172,128
#	The Bank of Kyoto, Ltd.	363,400	4,248,451
	The Bank of Nagoya, Ltd.	213,000	1,460,688
	The Chiba Bank, Ltd.	365,000	3,258,534
	The Chugoku Bank, Ltd.	247,800	3,420,607
	The Daishi Bank, Ltd.	381,000	1,694,841
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,169,631
	The Fukui Bank, Ltd.	343,000	1,073,172
	The Gunma Bank, Ltd.	529,000	3,655,415
	The Hachijuni Bank, Ltd.	695,000	5,314,035
	The Higo Bank, Ltd.	308,000	2,121,653
	The Hiroshima Bank, Ltd.	70,000	423,041
	The Hyakugo Bank, Ltd.	266,000	1,817,980
	The Hyakujishi Bank, Ltd.	329,000	1,957,143
	The Iyo Bank, Ltd.	329,000	3,160,538
	The Joyo Bank, Ltd.	1,554,000	10,021,563
	The Kagoshima Bank, Ltd.	273,000	2,052,530
	The Keiyo Bank, Ltd.	212,000	1,248,918
	The Nanto Bank, Ltd.	317,000	1,615,775
#	The Nisshin Oillio Group, Ltd.	147,000	919,693
	The Ogaki Kyoritsu Bank, Ltd.	297,000	1,442,863
	The Oita Bank, Ltd.	147,000	958,264
	The San-in Godo Bank, Ltd.	267,000	2,655,482
#	Toda Corp.	269,000	1,537,141
	Toho Bank, Ltd.	285,000	1,217,973
	Tokai Rubber Industries, Ltd.	6,000	108,040
	Tokai Tokyo Securities Co., Ltd.	155,000	918,014
	Tokyo Steel Manufacturing Co., Ltd.	148,400	2,297,161
#	Tokyo Style Co., Ltd.	133,000	1,513,648
	Toppan Forms Co., Ltd.	48,500	569,361
#	Toppan Printing Co., Ltd.	933,000	9,860,948
	Toshiba TEC Corp.	181,000	1,040,433
	Toyo Ink Manufacturing Co., Ltd.	213,000	824,067
	Toyo Seikan Kaisha, Ltd.	287,600	5,560,983
	Toyo Suisan Kaisha, Ltd.	88,000	1,673,266
#	Toyoda Gosei Co., Ltd.	57,300	1,638,299
	Toyota Auto Body Co., Ltd.	105,100	1,800,722
	TV Asahi Corp.	931	1,891,504
	UNY Co., Ltd.	218,000	2,434,864
# *	Victor Co. of Japan, Ltd.	160,000	699,119
#	Wacoal Corp.	149,000	1,874,132
	Yamaguchi Financial Group, Inc.	205,000	2,480,810
	Yamaha Corp.	250,100	5,297,359
	Yamanashi Chuo Bank, Ltd.	241,000	1,566,104

	Yamatake Corp.	47,700	1,320,426
	Yamato Kogyo Co., Ltd.	55,000	1,970,163
#	Yamazaki Baking Co., Ltd.	155,000	1,394,422
	Yodogawa Steel Works, Ltd.	176,000	1,025,720
#	Yokohama Rubber Co., Ltd.	410,000	2,957,454
TOTAL — JAPAN			1,038,541,819

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	—

NETHERLANDS — (4.7%)
COMMON STOCKS — (4.7%)
#	ABN AMRO Holding NV	1,785,798	85,599,615
	ABN AMRO Holding NV Sponsored ADR	1,129,587	54,186,288
	Aegon NV	3,298,073	67,529,858
#	Arcelor Mittal NV (5295254)	742,869	44,590,496
#	Arcelor Mittal NV (B19J059)	165,092	9,911,739
	Arcelor Mittal NV (B19MY56)	29,516	1,769,490
#	Corporate Express NV	137,429	1,792,517
	Heineken Holding NV	82,904	4,193,590
	Hunter Douglas NV	47,815	4,625,374
#	ING Groep NV	3,203,383	142,382,704
	ING Groep NV Sponsored ADR	214,000	9,510,160
*	Koninklijke Ahold NV	1,815,643	22,686,793
	Koninklijke DSM NV	270,057	13,410,987
	Koninklijke KPN NV	476,234	8,081,348
#	Koninklijke Philips Electronics NV	2,253,619	95,609,114
	Koninklijke Philips Electronics NV ADR	133,700	5,671,554
#	Telegraaf Media Groep NV	6,800	237,467
TOTAL — NETHERLANDS			571,789,094

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
#	Air New Zealand, Ltd.	562,252	1,230,429
#	Contact Energy, Ltd.	389,947	2,544,570
#	Fisher & Paykel Appliances Holdings, Ltd.	296,231	850,325
#	Fletcher Building, Ltd.	829,740	7,945,077
*	Tower, Ltd.	19,130	33,211
TOTAL — NEW ZEALAND			12,603,612

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	DNB Nor ASA Series A	1,363,794	18,394,330
#	Norsk Hydro ASA	672,814	23,976,451
	Norske Skogindustrier ASA Series A	353,571	5,300,953
	Orkla ASA	1,671,250	29,493,661
#	Storebrand ASA	713,900	11,223,997
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	11,850	459,613
TOTAL — NORWAY			88,849,005

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	232,343	2,023,345
#	Banco Comercial Portugues, S.A.. (BCP)	2,868,869	14,535,834
	Banco Espirito Santo, S.A.. (BES)	320,446	7,342,019
*	Cimpor Cimentos de Portugal SA	310,009	3,039,984
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	5,693,616
TOTAL — PORTUGAL			32,634,798

SINGAPORE — (0.7%)
COMMON STOCKS — (0.7%)
	Allgreen Properties, Ltd.	831,000	998,849
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	1,212,102
*	Chartered Semiconductor Manufacturing, Ltd. ADR	67,987	574,490
#	Creative Technology Co., Ltd.	39,550	188,711
	DBS Group Holdings, Ltd.	2,020,000	32,117,433
	Fraser & Neave, Ltd.	2,421,450	9,181,728
	Jardine Cycle & Carriage, Ltd.	189,000	1,737,117
	K-REIT Asia	51,600	97,657
	Neptune Orient Lines, Ltd.	925,000	2,774,730
	Singapore Airlines, Ltd.	1,459,000	17,764,406
	Singapore Land, Ltd.	723,000	5,007,116
	United Industrial Corp., Ltd.	744,000	1,542,340
	United Overseas Bank, Ltd.	66,000	1,048,742
	UOL Group, Ltd.	1,740,600	5,919,398
TOTAL — SINGAPORE			80,164,819

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
#	Abertis Infraestructuras SA	235,788	7,819,930
#	Acciona SA	45,268	12,107,147
#	Acerinox SA	261,360	6,651,529
# *	Aguas de Barcelona Issue 06	1,206	43,652
	Banco de Andalucia SA	900	108,330
#	Banco de Sabadell SA	1,830,508	21,141,993
	Banco Espanol de Credito SA	46,816	1,111,428
#	Banco Pastor SA	237,600	5,383,000
#	Banco Santander Central Hispano SA	7,223,177	138,609,072
	Banco Santander Central Hispano SA Sponsored ADR	459,200	8,816,640
#	Bankinter SA	46,745	4,338,834
	Cementos Portland Valderrivas SA	21,016	2,947,245
#	Ebro Puleva SA	120,322	2,655,998
	Endesa SA	1,557,828	83,835,777
#	Gas Natural SDG SA	242,623	14,295,858
	Iberia Lineas Aereas de Espana SA	617,500	3,247,280
	Mapfre SA	732,775	3,762,898
	Repsol YPF SA	1,547,213	56,773,935
	Repsol YPF SA Sponsored ADR	24,300	891,567
#	Sociedad General de Aguas de Barcelona SA Class A	120,678	4,464,248
#	Sol Melia SA	157,217	3,730,579
TOTAL — SPAIN			382,736,940

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
	Cardo AB	2,900	129,066

#	Electrolux AB Series B	324,100	8,155,328
	Fabege AB	347,960	4,500,740
	Holmen AB Series A	6,300	284,638
#	Holmen AB Series B	155,700	6,844,558
*	Lundin Petroleum AB	186,224	1,957,529
	NCC AB Series B	59,700	1,718,003
	Nordea Bank AB	3,830,600	63,129,129
	Skandinaviska Enskilda Banken AB (SEB) Series A	672,400	22,111,041
	Skandinaviska Enskilda Banken Series C	9,800	308,873
# *	SKF AB Series A (B1Q3GZ6)	90,600	130,674
	SKF AB Series A (B1Q3HT7)	90,600	1,939,311
*	SKF AB Series B (B1Q3HD1)	118,800	170,833
	SKF AB Series B (B1Q3J35)	118,800	2,552,224
	SSAB Svenskt Stal AB Series A	542,400	20,243,123
#	SSAB Svenskt Stal AB Series B	181,500	6,264,175
#	Svenska Cellulosa AB	57,000	1,013,823
	Svenska Cellulosa AB Series B	749,100	12,972,749
	Svenska Handelsbanken AB Series A	688,700	20,306,898
#	Tele2 AB Series B	386,800	6,457,524
	TeliaSonera AB	3,524,500	26,092,568
#	Trelleborg AB Series B	160,600	5,108,042
#	Volvo AB Series A	1,216,000	25,935,009
#	Volvo AB Series B	2,217,000	46,568,931
#	Wihlborgs Fastigheter AB	69,592	1,498,651
TOTAL — SWEDEN			286,393,440

SWITZERLAND — (5.1%)
COMMON STOCKS — (5.1%)
	Baloise-Holding AG	214,760	22,431,299
	Banque Cantonale Vaudoise (BCV)	12,608	6,528,900
	Ciba Specialty Chemicals AG	124,089	7,999,889
	Ciba Specialty Chemicals AG ADR	44,300	1,424,245
	Clariant AG	413,535	7,058,011
	Compagnie Financiere Richemont AG Series A	1,251,000	77,019,783
#	Credit Suisse Group	1,826,488	138,838,890
	Credit Suisse Group Sponsored ADR	552,500	41,951,325
	Givaudan SA	11,970	11,382,531
#	Holcim, Ltd.	390,591	43,205,485
	Julius Baer Holdings, Ltd. AG	42,330	3,221,386
	Pargesa Holding SA	96,750	11,295,526
	PSP Swiss Property AG	109,600	6,514,706
*	St. Galler Kantonalbank	10,146	5,154,775
	Swiss Life Holding	132,137	35,575,810
#	Swiss Re	589,833	56,158,293
#	Syngenta AG	165,100	31,112,119
	Syngenta AG ADR	241,589	9,110,321
	UBS AG	125,328	8,178,959
	Zurich Financial SVCS AG	285,163	87,274,847
TOTAL — SWITZERLAND			611,437,100

UNITED KINGDOM — (18.3%)
COMMON STOCKS — (18.3%)
	Alliance & Leicester P.L.C.	498,106	11,694,319
	Amlin P.L.C.	1,526,269	9,361,412
	Amvesco P.L.C. Sponsored ADR	281,600	6,772,480
	Anglo American P.L.C.	2,904,256	175,481,959

	Arriva P.L.C.	231,050	3,321,721
	Associated British Foods P.L.C.	1,289,611	23,686,121
	Aviva P.L.C.	6,195,868	97,883,134
	BAE Systems P.L.C.	2,807,396	24,874,872
	Barclays P.L.C. Sponsored ADR	1,403,590	80,327,456
	Barratt Developments P.L.C.	843,365	18,234,891
	BBA Aviation P.L.C.	586,332	3,307,957
	Bellway P.L.C.	300,856	8,551,602
	Biffa P.L.C.	210,597	1,369,432
	Bovis Homes Group P.L.C.	133,412	2,799,072
	Bradford & Bingley P.L.C.	1,525,049	13,002,731
*	British Airways P.L.C.	2,468,331	22,982,877
	Cable and Wireless P.L.C.	3,714,187	14,487,130
	Carnival P.L.C.	422,306	21,897,517
	Close Brothers Group P.L.C.	156,381	2,928,330
*	Colt Telecom Group P.L.C.	232,908	714,583
	Compass Group P.L.C.	3,204,915	23,919,095
	Derwent London P.L.C.	102,912	4,225,807
	DSG International P.L.C.	3,049,878	10,163,422
*	easyJet P.L.C.	1,038,162	11,691,525
	Enterprise Inns P.L.C.	1,212,242	17,719,278
	Fiberweb P.L.C.	174,503	581,260
	Friends Provident P.L.C.	4,098,021	16,069,299
	GKN P.L.C.	851,321	6,601,973
	Greene King P.L.C.	490,182	10,816,905
	Hanson P.L.C.	1,417,790	30,178,085
	Hanson P.L.C. Sponsored ADR	31,500	3,348,765
	HBOS P.L.C.	8,397,157	180,670,923
	Henderson Group P.L.C.	590,214	1,901,857
	HSBC Holdings P.L.C. Sponsored ADR	1,006,700	93,663,368
*	Iberdrola S.A.	358,746	20,614,651
	International Power P.L.C.	2,525,271	22,683,439
	Invesco P.L.C.	655,026	7,791,545
	ITV P.L.C.	9,601,073	22,297,948
	Johnston Press P.L.C.	209,975	1,847,279
	Kingfisher P.L.C.	5,401,607	26,554,259
	Ladbrokes P.L.C.	1,212,438	9,743,980
	Legal and General Group P.L.C.	5,806,167	17,670,588
	Marston’s P.L.C.	429,464	3,978,847
	Millennium and Copthorne Hotels P.L.C.	659,638	9,787,871
	Mitchells & Butlers P.L.C.	718,888	12,630,547
	Morrison (Wm.) Supermarkets P.L.C.	4,633,106	28,838,896
	Northern Rock P.L.C.	347,558	7,427,142
	Old Mutual P.L.C.	5,255,058	18,020,025
	Pearson P.L.C.	924,664	16,442,593
	Pearson P.L.C. Sponsored ADR	975,700	17,347,946
	Persimmon P.L.C.	717,910	19,426,108
	Punch Taverns, Ltd.	526,710	14,013,256
	Resolution P.L.C.	2,746,810	34,387,937
	Royal & Sun Alliance Insurance Group P.L.C.	11,678,047	36,607,059
	Royal Bank of Scotland Group P.L.C.	23,863,361	296,447,872
	Royal Dutch Shell P.L.C. ADR	732,443	55,445,935
	SABmiller P.L.C.	57,339	1,364,613
	Sainsbury (J.) P.L.C.	3,176,825	35,095,148
	Schroders P.L.C.	123,678	3,392,685
	Schroders P.L.C. Non-Voting	63,155	1,515,416
	Scottish & Newcastle P.L.C.	1,752,144	22,525,401
	Signet Group P.L.C. Sponsored ADR	5,200	117,832

Tate & Lyle P.L.C.	32,994	392,322
Taylor Woodrow P.L.C.	1,942,984	17,598,507
The Berkeley Group Holdings P.L.C.	228,802	8,575,133
Trinity Mirror P.L.C.	814,988	9,278,662
Vodafone Group P.L.C.	61,674,811	192,990,979
Vodafone Group P.L.C. Sponsored ADR	5,287,130	166,174,496
Whitbread P.L.C.	349,325	13,105,369
Wimpey (George) P.L.C.	704,652	8,767,245
Woolworths Group P.L.C.	2,125,199	1,156,915
WPP Group P.L.C.	1,459,435	21,583,838
WPP Group P.L.C. Sponsored ADR	24,445	1,805,019
Xstrata P.L.C.	827,417	47,609,638
TOTAL — UNITED KINGDOM		2,208,286,099

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $41,990,000 FNMA 6.50%, 09/01/36, valued at $39,626,646) to be repurchased at $39,042,628	$39,037	39,037,000

SECURITIES LENDING COLLATERAL — (20.1%)
@	Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,060,293,015 FHLMC, rates ranging from 4.500% to 7.244%(r), maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 4.299% to 6.500%, maturities ranging from 01/11/20 to 03/01/47, valued at $881,091,524) to be repurchased at $863,942,632	863,815	863,815,219
@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $736,705,157 FHLMC, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/19 to 06/01/37 & FNMA, rates ranging from 4.592%(r) to 7.319%(r), maturities ranging from 07/01/16 to 08/01/45, valued at $594,170,105) to be repurchased at $582,605,633	582,520	582,519,711
@	Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $912,714,122 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/22 to 06/01/37 & FNMA, rates ranging from 5.000% to 11.000%, maturities ranging from 11/01/17 to 05/01/37, valued at $765,000,194) to be repurchased at $750,110,625	750,000	750,000,000
@	Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $300,461,816 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 06/01/26 to 05/01/37 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/32 to 04/01/37, valued at $231,744,179) to be repurchased at $227,233,386	227,200	227,200,000
TOTAL SECURITIES LENDING COLLATERAL			2,423,534,930

TOTAL INVESTMENTS — (100.0%) (Cost $8,712,119,296)			$12,070,603,347

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

COMMON STOCKS — (74.5%)
Consumer Discretionary — (16.2%)
#	ABILIT Corp.	110,900	$563,097
	Aeon Fantasy Co., Ltd.	58,032	1,279,945
	Ahresty Corp.	77,200	1,834,331
# *	Ai Holdings Corp.	160,600	675,655
	Aichi Machine Industry Co., Ltd.	292,000	677,192
#	Aigan Co., Ltd.	63,200	496,083
#	Aisan Industry Co., Ltd.	191,300	2,125,139
#	Akebono Brake Industry Co., Ltd.	386,000	3,208,656
#	Akindo Sushiro Co., Ltd.	18,400	655,462
#	Alpha Corp.	28,700	590,180
	Alpine Electronics, Inc.	237,300	3,570,707
#	Amiyaki Tei Co., Ltd.	245	570,899
	Amuse, Inc.	20,000	257,696
#	Anrakutei Co., Ltd.	50,000	319,507
#	AOI Advertising Promotion, Inc.	39,000	237,824
	AOKI Holdings, Inc.	162,700	3,055,422
	Araya Industrial Co., Ltd.	209,000	602,178
#	Arealink Co., Ltd.	3,000	1,806,977
# *	Asahi Tec Corp.	715,000	1,128,501
	Ashimori Industry Co., Ltd.	182,000	368,157
	Asics Trading Co., Ltd.	20,000	226,954
#	Asti Corp.	50,000	258,693
*	Atom Corp.	133,200	488,538
	Atsugi Co., Ltd.	675,000	1,071,161
#	Aucnet, Inc.	31,600	467,586
#	Avex Group Holdings, Inc.	155,500	1,695,076
# *	Banners Co., Ltd.	86,000	22,531
#	Belluna Co., Ltd.	189,460	2,592,944
	Best Denki Co., Ltd.	265,500	1,635,573
#	Bookoff Corp.	65,000	784,650
#	Cabin Co., Ltd.	129,142	571,746
	Catena Corp.	92,000	222,587
# *	Cecile Co., Ltd.	102,600	418,034
#	Chiyoda Co., Ltd.	145,000	3,122,784
	Chofu Seisakusho Co., Ltd.	127,700	2,754,752
*	Chori Co., Ltd.	597,000	941,626
#	Chuo Corp.	81,000	248,492
	Chuo Spring Co., Ltd.	210,000	942,403
#	Clarion Co., Ltd.	848,000	1,273,633
#	Cleanup Corp.	160,000	1,267,669

#	Colowide Co., Ltd.	188,950	923,864
# *	Columbia Music Entertainment, Inc.	477,000	419,440
	Corona Corp.	101,200	1,630,911
	Cross Plus, Inc.	22,000	315,520
	Culture Convenience Club Co., Ltd.	220,000	1,049,158
#	Cybozu, Inc.	1,538	524,171
	D&M Holdings, Inc.	314,000	1,238,454
	Daido Kogyo Co., Ltd.	145,000	366,374
#	Daido Metal Co., Ltd.	147,000	893,891
#	Daidoh, Ltd.	129,000	1,530,326
#	Daikoku Denki Co., Ltd.	46,100	766,397
	Daimaruenawin Co., Ltd	400	2,262
	Dainichi Co., Ltd.	59,200	419,459
#	Daisyo Corp.	74,200	980,544
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	93,086
#	Daiwa Seiko, Inc.	405,000	795,173
#	Daiwabo Co., Ltd.	478,000	1,243,607
#	Descente, Ltd.	270,000	1,295,939
# *	Dia Kensetsu Co., Ltd.	284,800	166,259
#	Doshisha Co., Ltd.	66,600	1,099,760
#	Doutor Coffee Co., Ltd.	87,200	1,833,689
	Dynic Corp.	127,000	305,573
#	Eagle Industry Co., Ltd.	170,000	2,145,882
# *	Econach Co., Ltd.	177,000	215,737
*	Edosawa Co., Ltd.	12,000	24,525
	Eikoh, Inc.	41,800	151,890
	Exedy Corp.	126,600	3,250,744
	F&A Aqua Holdings, Inc.	62,238	431,322
	Fine Sinter Co., Ltd.	49,000	213,313
#	Foster Electric Co., Ltd.	84,100	1,001,315
#	France Bed Holdings Co., Ltd.	826,000	1,439,708
#	Fuji Co., Ltd.	120,400	1,961,645
	Fuji Corp., Ltd.	117,000	441,185
#	Fuji Kiko Co., Ltd.	151,000	409,388
#	Fuji Kyuko Co., Ltd.	378,000	1,601,462
# *	Fujibo Holdings, Inc.	332,000	584,184
	Fujikura Rubber, Ltd.	74,000	473,250
#	Fujita Kanko, Inc.	422,000	3,274,606
	Fujitsu Business Systems, Ltd.	90,900	1,352,688
*	Fujitsu General, Ltd.	348,000	966,218
# *	Furukawa Battery Co., Ltd.	73,000	122,164
	Fuso Lexel, Inc.	59,700	537,124
	G-7 Holdings, Inc.	29,200	169,199
#	Gakken Co., Ltd.	363,000	1,065,818
#	Genki Sushi Co., Ltd.	19,200	208,103
	GEO Co., Ltd.	762	1,477,772
	Global-Dining, Inc.	13,300	76,166
# *	Goldwin, Inc.	175,000	320,368
#	Gourmet Kineya Co., Ltd.	68,000	527,895
# *	GSI Creos Corp.	194,000	237,685
#	Gulliver International Co., Ltd.	36,120	2,001,489
	Happinet Corp.	37,000	501,726

#	Haruyama Trading Co., Ltd.	49,900	457,818
	Himaraya Co., Ltd.	38,300	312,116
	HIS Co., Ltd.	118,200	3,354,488
#	Hitachi Powdered Metal Co., Ltd.	97,000	479,792
	Horipro, Inc.	43,800	452,561
#	I Metal Technology Co., Ltd.	153,000	459,103
*	Ichida & Co., Ltd.	60,400	60,592
	Ichikawa Co., Ltd.	63,000	262,246
	Ichikoh Industries, Ltd.	296,000	681,526
#	Imasen Electric Industrial Co., Ltd.	55,800	723,972
	Imperial Hotel, Ltd.	2,800	109,054
#	Impress Holdings, Inc.	1,124	212,658
	Inaba Seisakusho Co., Ltd.	62,400	1,022,053
	Ishizuka Glass Co., Ltd.	109,000	297,004
*	Izuhakone Railway Co., Ltd.	300	13,311
# *	Izutsuya Co., Ltd.	350,000	417,522
#	Janome Sewing Machine Co., Ltd.	607,000	820,599
#	Japan Vilene Co., Ltd.	229,000	1,256,481
#	Jeans Mate Corp.	38,208	360,931
	Jidosha Buhin Kogyo Co., Ltd.	67,000	294,799
# *	Joban Kosan Co., Ltd.	226,000	397,858
#	Joshin Denki Co., Ltd.	201,000	1,234,720
	Juki Corp.	440,000	2,647,877
	Juntendo Co., Ltd.	35,000	52,433
#	Jyomo Co., Ltd.	186,000	364,032
#	Kabuki-Za Co., Ltd.	39,000	1,580,192
	Kadokawa Holdings, Inc.	94,400	2,311,781
	Kanto Auto Works, Ltd.	243,500	3,504,292
	Kasai Kogyo Co., Ltd.	119,000	444,154
	Kato Sangyo Co., Ltd.	130,700	1,728,310
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	534,621
# *	Kawashima Textile Manufacturers, Ltd.	289,000	467,375
#	Kayaba Industry Co., Ltd.	763,000	3,467,861
	Keiiyu Co., Ltd.	68,200	415,611
#	Keiyo Co., Ltd.	188,900	1,253,785
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,433,477
#	Kenwood Corp.	1,250,000	2,140,306
#	Kinki Nippon Tourist Co., Ltd.	283,000	840,026
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	323,785
#	Kisoji Co., Ltd.	89,300	1,533,248
	Koekisha Co., Ltd.	13,600	224,069
#	Kohnan Shoji Co., Ltd.	86,900	1,062,958
#	Kojima Co., Ltd.	121,300	978,849
#	Komatsu Seiren Co., Ltd.	135,000	662,405
	Konaka Co., Ltd.	100,960	906,137
# *	Kosugi Sangyo Co., Ltd.	416,000	246,776
	Kurabo Industries, Ltd.	879,000	2,577,884
	Kuraudia Co., Ltd.	4,800	51,626
	Kuroganeya Co., Ltd.	14,000	55,577
	K’s Holdings Corp.	137,572	3,716,737
#	Kyoritsu Maintenance Co., Ltd.	50,960	929,985

#	Kyoto Kimono Yuzen Co., Ltd.	572	563,580
	Kyowa Leather Cloth Co., Ltd.	75,400	434,517
#	Laox Co., Ltd.	206,000	294,275
#	Look, Inc.	102,000	211,283
#	Maezawa Kyuso Industries Co., Ltd.	51,700	886,906
# *	Magara Construction Co., Ltd.	135,000	193,466
# *	Mamiya-Op Co., Ltd.	285,000	281,341
#	Marche Corp.	23,000	194,613
#	Mars Engineering Corp.	77,900	1,736,778
	Marubeni Telecom Co., Ltd.	207	175,292
#	Maruei Department Store Co., Ltd.	136,000	332,221
	Maruzen Co., Ltd. (6573498)	46,000	240,071
# *	Maruzen Co., Ltd. (6569583)	329,000	476,910
#	Matsuya Co., Ltd.	189,000	3,485,973
#	Matsuya Foods Co., Ltd.	66,600	768,735
#	Matsuzakaya Holdings Co., Ltd.	529,077	4,205,951
	Meiwa Industry Co., Ltd.	38,000	119,902
#	Mikuni Corp.	96,000	345,217
# *	Misawa Homes Holdings, Inc.	128,100	1,709,526
	Misawa Resort Co., Ltd.	194,000	865,606
	Mitsuba Corp.	155,690	1,174,583
	Mitsui Home Co., Ltd.	228,000	1,453,307
	Miyuki Keori Co., Ltd.	106,000	344,552
#	Mizuno Corp.	462,000	2,696,730
#	MOS Food Services, Inc.	113,000	1,492,052
#	MR Max Corp.	127,200	561,081
	Mutow Co., Ltd.	79,400	321,986
# *	Naigai Co., Ltd.	236,000	240,521
#	Nexyz Corp.	3,700	129,051
	Nice Corp.	409,000	1,675,053
#	Nichimo Corp.	592,000	482,229
#	Nidec Copal Corp.	194,500	2,185,065
#	Nidec Tosok Corp.	62,600	472,434
#	Nihon Eslead Corp.	53,048	1,044,895
	Nihon Tokushu Toryo Co., Ltd.	56,000	322,924
#	Nikko Travel Co., Ltd.	12,200	57,940
	Nippon Felt Co., Ltd.	69,000	454,508
#	Nippon Piston Ring Co., Ltd.	262,000	510,129
#	Nippon Restaurant System, Inc.	51,800	1,698,878
	Nippon Seiki Co., Ltd.	155,000	3,052,086
	Nishimatsuya Chain Co., Ltd.	228,900	3,921,771
	Nissan Shatai Co., Ltd.	520,000	2,838,069
	Nissen Co., Ltd.	213,100	1,327,627
	Nittan Valve Co., Ltd.	85,000	676,709
	Nitto Kako Co., Ltd.	98,000	120,082
# *	Nitto Seimo Co., Ltd.	50,000	64,022
	Noritake Co., Ltd.	557,000	2,523,829
#	Noritsu Koki Co., Ltd.	121,100	2,017,510
*	Omikenshi Co., Ltd.	176,000	167,890
*	Orient Watch Co., Ltd.	12,000	4,043
	Pacific Industrial Co., Ltd.	187,000	1,031,397
#	PanaHome Corp.	546,000	3,255,720

#	Parco Co., Ltd.	285,000	3,649,036
#	Paris Miki, Inc.	191,900	2,802,194
#	Pentax Corp.	396,000	2,521,738
	Piolax, Inc.	45,600	854,210
	Press Kogyo Co., Ltd.	385,000	1,464,443
# *	Renown, Inc.	153,800	1,201,283
	Resorttrust, Inc.	178,608	4,072,766
#	Rhythm Watch Co., Ltd.	454,000	619,742
#	Right On Co., Ltd.	103,225	2,508,271
#	Riken Corp.	368,000	1,856,233
#	Ringer Hut Co., Ltd.	76,800	938,567
	Roland Corp.	90,700	2,239,426
#	Royal Co., Ltd.	142,000	1,771,123
#	Sagami Chain Co., Ltd.	78,000	730,292
	Sagami Co., Ltd.	80,000	213,635
	Sagami Rubber Industries Co., Ltd.	15,000	47,314
#	Saint Marc Holdings Co., Ltd.	38,300	2,022,916
#	Saizeriya Co., Ltd.	176,900	2,394,164
#	Sakai Ovex Co., Ltd.	205,000	324,409
#	Sanden Corp.	499,000	2,205,448
	Sanei-International Co., Ltd.	59,300	1,929,967
	Sankyo Seiko Co., Ltd.	209,000	920,693
	Sanoh Industrial Co., Ltd.	118,000	854,326
#	Sanrio Co., Ltd.	291,900	3,500,087
*	Sansui Electric Co., Ltd.	4,135,000	408,921
	Sanyo Housing Nagoya Co., Ltd.	363	512,528
#	Sanyo Shokai, Ltd.	458,000	3,815,037
#	Seiko Corp.	387,407	2,468,540
	Seiren Co., Ltd.	221,000	2,030,899
	Senshukai Co., Ltd.	164,000	2,110,490
	Shaddy Co., Ltd.	62,700	552,554
#	Shikibo, Ltd.	372,000	513,719
#	Shinyei Kaisha	96,000	210,761
#	Shiroki Co., Ltd.	310,000	706,927
#	Shobunsha Publications, Inc.	53,500	543,219
#	Shochiku Co., Ltd.	449,000	3,254,698
	Showa Corp.	252,300	3,174,216
# *	Showa Rubber Co., Ltd.	41,300	47,102
*	Silver Ox, Inc.	50,000	60,550
# *	Silver Seiko, Ltd.	1,091,000	412,897
#	Simree Co., Ltd.	41,000	162,978
	SK Japan Co., Ltd.	17,550	82,113
	SKY Perfect JSAT Corp.	4,196	1,896,302
	SNT Corp.	86,300	521,604
*	Sofmap Co., Ltd.	27,300	71,259
	Soft99 Corp.	73,400	581,715
# *	Solid Group Holdings Co., Ltd.	710,600	395,443
	Sotoh Co., Ltd.	51,000	585,796
	SPK Corp.	16,800	252,149
#	Suminoe Textile Co., Ltd.	267,000	777,142
	Suzutan Co., Ltd.	26,200	124,842
# *	SxL Corp.	493,000	393,550

	Tachikawa Corp.	50,800	342,427
#	Tachi-S Co., Ltd.	122,640	1,253,226
	Takamatsu Corp.	130,300	1,935,311
#	Taka-Q Co., Ltd.	73,500	218,441
#	Take and Give. Needs Co., Ltd.	1,213	492,733
#	Tasaki Shinju Co., Ltd.	116,000	504,427
	Taya Co., Ltd.	5,000	37,024
	TBK Co., Ltd.	90,000	305,426
	TDF Corp.	27,000	80,981
#	Tecmo, Ltd.	79,800	750,857
#	Teikoku Piston Ring Co., Ltd.	111,000	862,848
#	Teikoku Sen-I Co., Ltd.	80,000	324,829
#	Ten Allied Co., Ltd.	50,000	167,306
	Tenma Corp.	111,000	1,995,712
#	The Japan General Estate Co., Ltd.	121,900	2,852,484
#	The Japan Wool Textile Co., Ltd.	316,000	2,633,982
	Tigers Polymer Corp.	59,000	374,041
#	Toabo Corp.	219,000	216,139
#	Toei Co., Ltd.	438,000	2,822,304
# *	Tohoku Misawa Homes Co., Ltd.	37,500	84,409
#	Tohoku Pioneer Corp.	69,900	1,262,552
# *	Tokai Kanko Co., Ltd.	861,000	192,169
	Tokai Senko KK, Nagoya	102,000	140,945
# *	Tokyo Dome Corp.	671,000	3,630,799
	Tokyo Kaikan Co., Ltd.	12,000	73,074
	Tokyo Soir Co., Ltd.	49,000	155,485
	Tokyo Style Co., Ltd.	354,000	4,028,807
#	Tokyotokeiba Co., Ltd.	971,000	2,515,547
	Tokyu Recreation Co., Ltd.	77,000	445,158
#	Tomy Co., Ltd.	321,793	2,245,518
# *	Tonichi Carlife Group, Inc.	108,000	176,167
	Topre Corp.	185,000	1,714,859
# *	Tosco Co., Ltd.	81,000	257,360
	Totenko Co., Ltd.	57,000	135,353
#	Touei Housing Corp.	92,440	1,302,990
#	Toyo Radiator Co., Ltd.	260,000	1,411,454
#	Toyo Tire & Rubber Co., Ltd.	705,000	3,242,031
	Tsukamoto Co., Ltd.	67,000	93,482
	Tsutsumi Jewelry Co., Ltd.	69,300	1,663,192
#	Unitika, Ltd.	1,614,000	1,993,371
#	U-Shin, Ltd.	97,000	535,963
*	Verite Co., Ltd.	24,000	55,228
*	Victor Co. of Japan, Ltd.	403,000	1,760,906
	Watabe Wedding Corp.	29,500	448,386
#	Watami Food Service Co., Ltd.	144,800	2,097,578
	Wondertable, Ltd.	97,000	115,879
	XNET Corp.	91	131,691
#	Yamatane Corp.	338,000	475,211
#	Yamato International, Inc.	43,000	307,959
	Yellow Hat, Ltd., Tokyo	75,600	540,934
	Yokohama Reito Co., Ltd.	179,000	1,279,384
#	Yomiuri Land Co., Ltd.	261,000	1,401,344

	Yonex Co., Ltd.	41,000	270,591
#	Yorozu Corp.	75,400	823,926
	Yoshimoto Kogyo Co., Ltd.	115,000	1,636,102
#	Yoshinoya D&C Co., Ltd.	2,227	4,230,480
#	Zenrin Co., Ltd.	131,400	3,484,365
	Zensho Co., Ltd.	352,000	3,360,029
Total Consumer Discretionary			332,289,087

Consumer Staples — (7.0%)
#	Aderans Co., Ltd.	141,350	2,923,568
	Ahjikan Co., Ltd.	10,500	75,670
#	Ariake Japan Co., Ltd.	116,800	2,027,714
#	Asahi Soft Drinks Co., Ltd.	186,500	2,718,642
#	Bull-Dog Sauce Co., Ltd.	37,000	500,520
#	Calpis Co., Ltd.	281,000	2,592,717
	Cawachi, Ltd.	83,400	2,406,384
	CFS Corp.	90,500	381,505
#	Chubu Shiryo Co., Ltd.	91,000	616,170
	Chuo Gyorui Co., Ltd.	93,000	283,927
	Coca-Cola Central Japan Co., Ltd.	311	2,336,050
	CVS Bay Area, Inc.	55,000	103,236
#	DyDo Drinco, Inc.	57,200	2,229,965
#	Echo Trading Co., Ltd.	11,000	108,010
#	Ensuiko Sugar Refining Co., Ltd.	103,000	247,525
#	Fancl Corp.	244,600	3,597,917
# *	First Baking Co., Ltd.	140,000	178,534
#	Fuji Oil Co., Ltd.	294,400	2,295,915
#	Fujicco Co., Ltd.	121,600	1,304,242
# *	Fujiya Co., Ltd.	564,000	1,060,170
	Hagoromo Foods Corp.	41,000	364,855
#	Harashin Narus Holdings Co., Ltd.	63,100	850,140
# *	Hayashikane Sangyo Co., Ltd.	267,000	309,179
#	Heiwado Co., Ltd.	209,000	3,447,415
# *	Hohsui Corp.	120,000	169,949
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	534,956
#	Hokuto Corp.	113,300	2,031,131
#	Inageya Co., Ltd.	179,000	1,331,457
	Itochu Shokuh Co., Ltd.	44,300	1,420,363
	Itoham Foods, Inc.	729,000	3,218,913
	Izumiya Co., Ltd.	300,000	2,220,763
	J-Oil Mills, Inc.	563,000	1,943,925
	Kameda Seika Co., Ltd.	71,800	850,645
#	Kasumi Co., Ltd.	216,000	1,174,260
	Katokichi Co., Ltd.	549,300	3,079,750
#	Key Coffee, Inc.	78,700	1,087,937
#	Kibun Food Chemifa Co., Ltd.	88,000	1,040,353
	Kirindo Co., Ltd.	22,800	196,496
	Kyodo Shiryo Co., Ltd.	313,000	424,761
#	Kyokuyo Co., Ltd.	380,000	815,406
#	Life Corp.	188,900	2,391,314
#	Mandom Corp.	81,300	1,903,032
	Marudai Food Co., Ltd.	454,000	1,560,181

#	Maruha Group, Inc.	1,202,000	2,383,943
	Maruya Co., Ltd.	14,000	31,075
	Maxvalu Tohok Co., Ltd.	18,200	147,871
	Maxvalu Tokai Co., Ltd.	61,000	1,098,716
#	Meito Sangyo Co., Ltd.	79,900	1,605,931
	Mercian Corp.	424,000	1,036,458
#	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	1,937,354
#	Milbon Co., Ltd.	43,940	1,304,511
	Ministop Co., Ltd.	100,000	1,781,774
#	Mitsui Sugar Co., Ltd.	477,850	1,549,093
#	Miyoshi Oil & Fat Co., Ltd.	246,000	453,521
#	Morinaga & Co., Ltd.	933,000	2,010,512
	Morinaga Milk Industry Co., Ltd.	875,000	3,497,213
#	Morishita Jinton Co., Ltd.	47,800	139,803
#	Morozoff, Ltd.	110,000	310,570
#	Nagatanien Co., Ltd.	121,000	875,093
#	Nakamuraya Co., Ltd.	208,000	1,068,964
#	Nichimo Co., Ltd.	112,000	205,162
#	Nichiro Corp.	494,000	868,346
#	Nihon Chouzai Co., Ltd.	23,000	462,351
#	Nihon Shokuh Kako Co., Ltd.	48,000	137,434
	Niitaka Co., Ltd.	7,260	59,753
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,378,478
	Nippon Flour Mills Co., Ltd.	620,000	2,410,586
	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	357,139
	Nissin Sugar Manufacturing Co., Ltd.	152,000	365,847
	Nitto Flour Milling Co., Ltd.	141,000	434,642
#	Nosan Corp.	251,000	736,285
	Oenon Holdings, Inc.	201,000	528,779
	Oie Sangyo Co., Ltd.	20,900	154,293
	Okuwa Co., Ltd.	156,000	1,975,463
	Olympic Corp.	66,700	433,568
	Oriental Yeast Co., Ltd.	103,000	582,085
	Pietro Co., Ltd.	10,300	83,375
#	Pigeon Corp.	65,300	1,056,115
	Poplar Co., Ltd.	25,760	204,207
*	Posful Corp.	58,800	223,898
# *	Prima Meat Packers, Ltd.	724,000	857,435
#	Riken Vitamin Co., Ltd.	81,400	2,230,155
#	Rock Field Co., Ltd.	42,100	691,904
#	Ryoshoku, Ltd.	157,300	3,278,571
	S Foods, Inc.	103,500	862,516
#	Sakata Seed Corp.	175,600	2,227,374
	Seijo Corp.	33,600	683,372
*	Seiyu, Ltd.	670,000	776,960
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	907,513
	Shoei Foods Corp.	44,000	208,565
#	Showa Sangyo Co., Ltd.	620,000	1,446,773
	Snow Brand Milk Products Co., Ltd.	924,500	3,114,455
	Snow Brand Seed Co., Ltd.	30,000	119,007
#	Sogo Medical Co., Ltd.	20,800	530,395
	Sonton Food Industry Co., Ltd.	43,000	406,246

#	Sotetsu Rosen Co., Ltd.	70,000	270,300
	Starzen Corp.	266,000	626,805
#	Sugi Pharmacy Co., Ltd.	203,700	4,392,069
#	T.Hasegawa Co., Ltd.	142,700	2,343,033
#	Takara Holdings, Inc.	365,000	2,577,443
# *	The Maruetsu, Inc.	411,000	1,895,724
#	The Nisshin Oillio Group, Ltd.	601,000	3,760,105
	Three F Co., Ltd.	17,700	129,900
#	Tobu Store Co., Ltd.	220,000	605,515
#	Toho Co., Ltd.	162,000	520,617
#	Tohto Suisan Co., Ltd.	120,000	294,002
	Tokyu Store Chain Corp.	240,000	1,254,065
#	Torigoe Co., Ltd.	80,000	552,197
*	Toyo Sugar Refining Co., Ltd.	157,000	208,132
	Tsukiji Uoichiba Co., Ltd.	57,000	122,212
#	Tsuruha Holdings, Inc.	46,400	1,618,123
	U. Store Co., Ltd.	63,600	452,413
#	Unicafe, Inc.	14,260	189,810
#	Unicharm Petcare Corp.	50,000	1,664,615
	Unimat Offisco Corp.	87,400	1,083,582
	Valor Co., Ltd.	178,400	2,104,649
	Warabeya Nichiyo Co., Ltd.	52,760	713,435
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	424,941
#	Yaoko Co., Ltd.	70,900	1,810,974
#	Yomeishu Seizo Co., Ltd.	102,000	1,015,454
	Yonekyu Corp.	100,500	1,115,515
	Yuasa Funashoku Co., Ltd.	112,000	312,005
#	Yukiguni Maitake Co., Ltd.	77,180	271,390
	Yutaka Foods Corp.	6,000	78,989
Total Consumer Staples			144,995,025

Energy — (1.0%)
	AOC Holdings, Inc.	75,000	1,025,474
#	BP Castrol K.K.	69,800	234,529
# *	Fuji Kosan Co., Ltd.	264,000	280,203
	Itochu Enex Co., Ltd.	322,400	2,629,457
	Japan Oil Transportation Co., Ltd.	79,000	213,011
#	Kanto Natural Gas Development Co., Ltd.	192,000	1,225,642
#	Kyoei Tanker Co., Ltd.	115,000	373,593
	Mitsuuroko Co., Ltd.	234,200	1,578,341
#	Modec, Inc.	130,400	4,620,974
#	Nippon Gas Co., Ltd.	153,000	1,388,704
	Nippon Seiro Co., Ltd.	64,000	219,972
#	Sala Corp.	121,000	579,458
	San-Ai Oil Co., Ltd.	266,000	1,397,061
	Shinko Plantech Co., Ltd.	159,000	1,997,007
	Sinanen Co., Ltd.	266,000	1,356,483
#	Toa Oil Co., Ltd.	369,000	566,724
#	Toyo Kanetsu K.K.	478,000	1,206,351
Total Energy			20,892,984

Financials — (6.8%)
	Azel Corp.	214,000	607,219
#	Bank of the Ryukyus, Ltd.	125,080	2,374,453
#	Central Finance Co., Ltd.	341,000	1,561,642
	Century Leasing System, Inc.	186,200	2,787,073
#	Cosmo Securities Co., Ltd.	1,419,000	2,522,167
#	Credia Co., Ltd.	28,000	99,244
#	Daiko Clearing Services Corp.	51,000	484,907
#	Fukushima Bank, Ltd.	790,000	844,911
	Fuyo General Lease Co., Ltd.	108,000	3,942,260
#	Gro-BeLS Co., Ltd.	177,000	299,294
	Higashi-Nippon Bank, Ltd.	643,000	2,872,717
	Ichiyoshi Securities Co., Ltd.	165,000	2,593,210
	Keihanshin Real Estate Co., Ltd.	144,000	1,177,668
#	Kirayaka Holdings, Inc.	98,000	193,933
#	Kiyo Holdings, Inc.	2,247,000	3,553,007
#	Kobayashi Yoko Co., Ltd.	30,400	295,143
#	Kosei Securities Co., Ltd.	295,000	456,774
# *	Kyushu-Shinwa Holdings, Inc.	1,490,000	514,884
#	Marusan Securities Co., Ltd.	254,000	3,045,219
	Meiwa Estate Co., Ltd.	89,300	1,278,581
#	Mito Securities Co., Ltd.	260,000	1,202,099
	Mitsubishi UFJ Financial Group, Inc.	1	10,247
*	Mitsubishi UFJ Lease & Finance Co., Ltd.	69,000	3,306,246
	Miyazaki Bank, Ltd.	507,000	2,150,116
	Nisshin Fudosan Co., Ltd.	75,900	1,015,111
#	Odakyu Real Estate Co., Ltd.	146,000	594,079
	Osaka Securities Finance Co., Ltd.	54,000	194,586
#	Pocket Card Co., Ltd.	82,000	453,034
	Ricoh Leasing Co., Ltd.	107,900	2,519,021
#	Sankei Building Co., Ltd.	235,000	2,844,110
# *	Seven Seas Holdings Co., Ltd.	194,000	259,324
	Shikoku Bank, Ltd.	736,000	3,111,788
#	Shimizu Bank, Ltd.	32,900	1,439,453
	Shinki Co., Ltd.	217,500	448,997
	Shoei Co., Ltd.	34,848	915,375
#	Suruga Corp.	126,300	2,931,036
#	Tachihi Enterprise Co., Ltd.	42,650	1,955,270
	Takagi Securities Co., Ltd.	208,000	854,002
	The Aichi Bank, Ltd.	28,700	3,229,589
	The Akita Bank, Ltd.	701,000	3,455,486
	The Aomori Bank, Ltd.	627,000	2,459,151
	The Bank of Ikeda, Ltd.	55,000	2,552,926
	The Bank of Iwate, Ltd.	66,500	3,976,863
	The Bank of Okinawa, Ltd.	76,500	2,701,234
	The Bank of Saga, Ltd.	599,000	2,038,748
*	The Chiba Kogyo Bank, Ltd.	174,200	2,406,587
	The Chukyo Bank, Ltd.	751,000	2,279,167
	The Daisan Bank, Ltd.	637,000	2,017,977
	The Daito Bank, Ltd.	432,000	636,359
	The Ehime Bank, Ltd.	591,000	1,945,321
	The Eighteenth Bank, Ltd.	630,000	2,581,273
	The Fukui Bank, Ltd.	864,000	2,703,268

	The Hokuetsu Bank, Ltd.	898,000	2,393,872
	The Kagawa Bank, Ltd.	276,350	1,772,227
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,719,531
	The Kita-Nippon Bank, Ltd.	30,506	1,359,534
	The Michinoku Bank, Ltd.	538,000	1,805,281
	The Minato Bank, Ltd.	1,470,000	3,563,577
	The Nagano Bank, Ltd.	322,000	1,103,895
	The Oita Bank, Ltd.	517,000	3,370,220
#	TOC Co., Ltd.	443,950	4,067,097
	Tochigi Bank, Ltd.	396,000	2,683,199
	Toho Bank, Ltd.	799,000	3,414,599
	Toho Real Estate Co., Ltd.	195,000	1,480,775
	Tohoku Bank, Ltd.	340,000	626,335
#	Tokushima Bank, Ltd.	274,200	1,860,499
	Tokyo Rakutenchi Co., Ltd.	227,000	1,043,551
#	Tokyo Theatres Co., Inc.	281,000	646,852
	Tokyu Community Corp.	49,400	1,488,689
#	Tokyu Livable, Inc.	132,300	3,204,279
	Tomato Bank, Ltd.	407,000	863,892
#	Tottori Bank, Ltd.	336,000	914,281
# *	Towa Bank, Ltd.	833,000	1,588,997
#	Towa Real Estate Development Co., Ltd.	371,000	1,489,322
	Toyo Securities Co., Ltd.	295,000	1,250,596
	Yamagata Bank, Ltd.	615,000	3,200,192
	Yuraku Real Estate Co., Ltd.	200,000	1,001,921
Total Financials			140,605,362

Health Care — (2.8%)
	Aloka Co., Ltd.	95,000	1,108,337
	As One Corp.	64,880	1,726,763
	ASKA Pharmaceutical Co., Ltd.	103,000	798,252
	Create Medic Co., Ltd.	28,000	275,715
	Eiken Chemical Co., Ltd.	73,000	583,378
	FALCO biosystems, Ltd.	35,200	270,835
#	Fuso Pharmaceutical Industries, Ltd.	330,000	912,843
	Hitachi Medical Corp.	138,000	1,413,643
#	Hogy Medical Co., Ltd.	56,000	2,409,666
	Iwaki & Co., Ltd.	55,000	122,802
# *	Japan Medical Dynamic Marketing, Inc.	44,900	109,523
#	Jeol, Ltd.	259,000	1,755,244
	JMS Co., Ltd.	129,000	395,320
	Kaken Pharmaceutical Co., Ltd.	389,000	2,988,879
	Kawamoto Corp.	4,000	18,172
	Kawanishi Holdings, Ltd.	7,400	91,872
	Kawasumi Laboratories, Inc.	45,000	275,749
	Kissei Pharmaceutical Co., Ltd.	196,000	3,557,412
#	Kyorin Co., Ltd.	203,000	2,824,408
	Miraca Holdings, Inc.	57,000	1,075,120
	Mochida Pharmaceutical Co., Ltd.	430,000	4,316,127
#	Nichii Gakkan Co.	124,500	1,917,669
	Nihon Kohden Corp.	159,000	2,926,902
#	Nikkiso Co., Ltd.	243,000	2,020,904

#	Nippon Chemiphar Co., Ltd.	119,000	478,736
	Nippon Shinyaku Co., Ltd.	243,000	2,010,648
#	Nipro Corp.	193,000	3,665,164
	Nissui Pharmaceutical Co., Ltd.	67,800	506,835
#	Paramount Bed Co., Ltd.	109,400	1,690,382
	Rion Co., Ltd.	5,000	31,401
#	Rohto Pharmaceutical Co., Ltd.	399,000	3,943,996
#	Seikagaku Corp.	203,900	2,361,413
#	SSP Co., Ltd.	436,000	2,237,164
	Torii Pharmaceutical Co., Ltd.	98,900	1,599,915
	Towa Pharmaceutical Co., Ltd.	57,800	2,287,798
	Vital-Net, Inc.	146,300	926,201
	Wakamoto Pharmaceutical Co., Ltd.	102,000	392,649
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,431,779
Total Health Care			57,459,616

Industrials — (22.5%)
#	A&A Material Corp.	235,000	320,412
#	Advan Co., Ltd.	91,900	985,078
	ADVANEX, Inc.	121,000	220,216
	Aeon Delight Co., Ltd.	71,400	1,844,290
	Aica Kogyo Co., Ltd.	243,000	2,954,174
#	Aichi Corp.	267,800	3,398,628
	Aida Engineering, Ltd.	273,000	1,876,137
	Airport Facilities Co., Ltd.	190,970	1,454,320
	Airtech Japan, Ltd.	26,700	231,437
	Alps Logistics Co., Ltd.	53,900	738,179
# *	Altech Co., Ltd.	23,000	85,936
#	Altech Corp.	38,150	464,260
#	Amano Corp.	283,000	3,783,643
	Ando Corp.	264,000	484,025
	Anest Iwata Corp.	152,000	839,422
# *	Arai-Gumi, Ltd.	131,150	123,903
	ART Corp.	38,000	1,086,514
#	Asahi Diamond Industrial Co., Ltd.	251,000	1,770,055
	Asahi Kogyosha Co., Ltd.	101,000	351,756
	Asahi Pretec Corp.	122,050	3,333,992
#	Asanuma Corp.	234,000	407,732
	Asia Air Survey Co., Ltd.	32,000	94,327
#	Asunaro Aoki Construction Co., Ltd.	171,000	1,071,226
	Ataka Construction & Engineering Co., Ltd.	60,000	165,801
	Bando Chemical Industries, Ltd.	349,000	1,983,470
	Biken Techno Corp.	14,100	87,006
	Bunka Shutter Co., Ltd.	245,000	1,422,902
	Central Glass Co., Ltd.	617,000	3,589,384
	Central Security Patrols Co., Ltd.	45,800	427,337
#	Chudenko Corp.	220,000	3,910,105
#	Chugai Ro Co., Ltd.	335,000	1,137,198
#	Chuo Denki Kogyo Co., Ltd.	92,000	614,447
#	CKD Corp.	227,000	2,351,512
	Commuture Corp.	157,202	1,141,515
#	Cosel Co., Ltd.	147,100	2,448,659

	CTI Engineering Co., Ltd.	38,200	320,163
	Dai-Dan Co., Ltd.	160,000	962,443
	Daihen Corp.	471,000	2,975,485
	Daiho Corp.	202,000	357,412
#	Daiichi Chuo Kisen Kaisha	851,000	3,495,386
#	Dai-Ichi Jitsugyo Co., Ltd.	198,000	994,601
#	Daimei Telecom Engineering Corp.	143,000	1,480,350
#	Daiseki Co., Ltd.	140,712	2,759,357
# *	Daisue Construction Co., Ltd.	316,500	242,129
	Daiwa Industries, Ltd.	164,000	1,114,723
	Danto Holdings Corp.	92,000	299,800
#	DENSEIi-LAMBDA K.K.	70,084	918,930
	Denyo Co., Ltd.	93,000	890,011
	DMW Corp.	1,600	71,026
# *	Eneserve Corp.	82,100	301,316
	Enshu, Ltd.	188,000	448,260
#	Freesia Macross Corp.	1,355,000	455,887
#	Fudo Tetra Corp.	619,800	1,027,742
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	57,998
# *	Fujisash Co., Ltd.	106,300	146,847
#	Fujita Corp.	115,010	360,399
	Fujitec Co., Ltd.	312,000	2,180,677
	Fukuda Corp.	136,000	499,343
	Fukusima Industries Corp.	30,500	298,827
#	Fukuyama Transporting Co., Ltd.	959,000	3,953,688
	Funai Consulting, Co., Ltd.	102,000	668,872
#	Furukawa Co., Ltd.	1,428,000	3,133,576
	Furusato Industries, Ltd.	52,000	731,031
	Futaba Corp.	163,800	3,323,270
#	Gecoss Corp.	116,700	677,301
#	GS Yuasa Corp.	1,282,000	2,815,633
#	Hakuyosha Co., Ltd.	88,000	255,383
# *	Haltec Corp.	62,000	78,102
#	Hamai Co., Ltd.	97,000	220,440
	Hanwa Co., Ltd.	745,000	3,613,276
#	Hazama Corp.	293,600	347,898
	Hibiya Engineering, Ltd.	133,000	995,585
#	Hisaka Works, Ltd.	41,000	646,266
	Hitachi Metals Techno, Ltd.	57,500	292,233
#	Hitachi Plant Technologies, Ltd.	681,570	4,137,403
	Hitachi Tool Engineering, Ltd.	96,500	1,304,994
	Hitachi Transport System, Ltd.	358,000	4,081,293
# *	Hitachi Zosen Corp.	2,701,000	4,684,505
	Hokuetsu Industries Co., Ltd.	96,000	323,622
	Hokuriku Electrical Construction Co., Ltd.	56,000	181,191
#	Hosokawa Micron Corp.	147,000	1,233,517
#	Howa Machinery, Ltd.	389,000	447,753
	IBJ Leasing Co., Ltd.	127,800	3,076,160
	Ichiken Co., Ltd.	105,000	251,887
#	Ichinen Co., Ltd.	56,000	364,261
#	Idec Corp.	135,500	2,016,688
#	Iino Kaiun Kaisha, Ltd.	355,000	4,551,577

	i-Logistics Corp.	91,000	240,557
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,055,142
	Inabata and Co., Ltd.	226,000	1,652,628
# *	Inoue Kogyo Co., Ltd.	425,000	272,074
#	Inui Steamship Co., Ltd.	83,000	1,147,017
# *	Iseki & Co., Ltd.	779,000	1,428,906
# *	Ishikawa Seisakusho, Ltd.	154,000	151,966
*	Ishikawajima Construction Materials Co., Ltd.	43,000	74,806
	Ishikawajima Transport Machinery Co., Ltd.	73,000	323,465
	Itoki Crebio Corp.	179,000	1,335,028
	Iwasaki Electric Co., Ltd.	238,000	573,857
#	Iwatani International Corp.	870,000	2,494,842
# *	J Bridge Corp.	186,000	139,742
#	Jalux, Inc.	44,400	763,605
#	Jamco Corp.	82,000	758,258
	Japan Airport Terminal Co., Ltd.	305,700	5,204,274
# *	Japan Bridge Corp.	44,350	121,375
#	Japan Cash Machine Co., Ltd.	94,115	941,061
	Japan Foundation Engineering Co., Ltd.	95,600	312,540
#	Japan Kenzai Co., Ltd.	83,740	520,721
#	Japan Pulp & Paper Co., Ltd.	514,000	2,003,981
# *	Japan Servo Co., Ltd.	80,000	400,364
	Japan Steel Tower Co., Ltd.	44,000	245,169
#	Japan Transcity Corp.	236,000	1,101,207
	JFE Shoji Holdings, Inc.	813,000	5,273,161
	K.R.S. Corp.	39,200	486,411
#	Kamagai Gumi Co., Ltd.	470,800	889,144
	Kamei Corp.	121,000	834,347
	Kanaden Corp.	121,000	737,569
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	884,742
	Kanamoto Co., Ltd.	114,000	1,146,624
	Kandenko Co., Ltd.	150,000	823,380
# *	Kanematsu Corp.	1,431,625	2,436,822
# *	Kanematsu-NNK Corp.	125,000	161,406
#	Katakura Industries Co., Ltd.	119,000	2,193,762
	Kato Works Co., Ltd.	190,000	1,053,922
# *	Kawada Industries, Inc.	158,000	264,634
*	Kawagishi Bridge Works Co., Ltd.	38,000	143,780
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	522,911
# *	Kimmon Manufacturing Co., Ltd.	180,000	235,215
# *	Kimura Chemical Plants Co., Ltd.	61,000	326,353
#	Kinki Sharyo Co., Ltd.	212,000	814,905
	Kinsho Corp.	91,000	280,385
	Kintetsu World Express, Inc.	120,000	4,294,504
	Kioritz Corp.	239,000	733,547
	Kitagawa Iron Works Co., Ltd.	344,000	715,257
#	Kitano Construction Corp.	237,000	487,298
	Kitazawa Sangyo Co., Ltd.	57,000	209,933
	Kitz Corp.	420,000	3,219,350
	Koike Sanso Kogyo Co., Ltd.	143,000	811,838
	Koito Industries, Ltd.	102,000	348,183
*	Kokusai Kogyo Co., Ltd.	114,000	461,445

#	Komai Tekko, Inc.	109,000	248,449
	Komatsu Wall Industry Co., Ltd.	33,700	515,183
	Kondotec, Inc.	40,500	321,260
	Kosaido Co., Ltd.	79,000	406,001
	Kuroda Electric Co., Ltd.	112,900	1,745,703
#	Kyodo Printing Co., Ltd.	311,000	1,054,723
#	Kyoei Sangyo Co., Ltd.	97,000	309,502
#	Kyokuto Boeki Kaisha, Ltd.	82,000	266,863
#	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,223,467
	Kyosan Electric Manufacturing Co., Ltd.	218,000	928,227
	Kyowa Exeo Corp.	354,000	3,971,476
	Kyudenko Corp.	281,000	1,517,927
# *	Link Consulting Associates - Japan Corp.	24,300	37,510
# *	Lonseal Corp.	127,000	154,041
#	Maeda Corp.	641,000	2,833,804
	Maeda Road Construction Co., Ltd.	327,000	2,812,896
#	Maezawa Industries, Inc.	59,300	262,574
#	Maezawa Kaisei Industries Co., Ltd.	54,700	753,760
#	Makino Milling Machine Co., Ltd.	345,000	4,577,176
	Marubeni Construction Material Lease Co., Ltd.	78,000	143,495
	Maruka Machinery Co., Ltd.	28,100	330,477
	Maruwn Corp.	66,000	215,895
#	Maruyama Manufacturing Co., Inc.	150,000	318,459
	Maruzen Showa Unyu Co., Ltd.	335,000	1,117,755
#	Matsuda Sangyo Co., Ltd.	82,300	1,732,477
	Matsui Construction Co., Ltd.	98,600	440,101
# *	Matsuo Bridge Co., Ltd.	72,000	80,549
	Max Co., Ltd.	188,000	2,903,052
#	Meidensha Corp.	785,050	3,086,963
# *	Meiji Machine Co., Ltd.	213,000	133,341
#	Meiji Shipping Co., Ltd.	109,000	979,108
	Meisei Industrial Co., Ltd.	29,000	127,821
#	Meitec Corp.	138,800	3,992,196
	Meito Transportation Co., Ltd.	22,000	161,710
*	Meiwa Trading Co., Ltd.	119,000	332,887
	Mirai Group Co., Ltd.	100,000	102,079
	Mitani Corp.	54,000	595,342
#	Mitsubishi Cable Industries, Ltd.	736,000	1,144,718
#	Mitsubishi Kakoki Kaisha, Ltd.	243,000	1,038,046
#	Mitsubishi Pencil Co., Ltd.	121,500	1,837,164
	Mitsuboshi Belting, Ltd.	281,000	1,652,814
	Mitsui Matsushima Co., Ltd.	347,000	445,479
	Mitsui-Soko Co., Ltd.	487,000	2,982,693
	Mitsumura Printing Co., Ltd.	95,000	369,547
	Miura Co., Ltd.	148,600	4,166,166
	Miura Printing Corp.	19,000	47,144
# *	Miyaji Engineering Group	203,000	235,405
# *	Miyakoshi Corp.	38,200	643,431
# *	Mori Denki Mfg. Co., Ltd.	628,000	87,683
	Morita Corp.	163,000	867,839
	Moshi Moshi Hotline, Inc.	61,350	2,613,528
	Mystar Engineering Corp.	15,600	83,226

	NAC Co., Ltd.	28,900	315,397
#	Nachi-Fujikoshi Corp.	604,000	3,167,754
	Naikai Zosen Corp.	75,000	449,976
#	Nakano Corp.	103,000	274,803
	Narasaki Sangyo Co., Ltd.	68,000	104,375
	NEC Leasing, Ltd.	72,600	1,449,183
	NEC System Integration & Construction, Ltd.	172,100	1,983,724
	New Tachikawa Aircraft Co., Ltd.	10,100	226,217
	Nichias Corp.	435,000	4,309,211
	Nichiban Co., Ltd.	125,000	439,143
#	Nichiha Corp.	126,180	1,538,580
#	Nihon Spindle Manufacturing Co., Ltd.	115,000	346,076
	Nikko Co., Ltd.	127,000	352,889
#	Nippei Toyama Corp.	173,000	1,397,322
	Nippo Corp.	400,000	3,166,419
#	Nippon Carbon Co., Ltd.	387,000	1,595,677
*	Nippon Conveyor Co., Ltd.	168,000	156,361
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,418,823
	Nippon Denwa Shisetu Co., Ltd.	208,000	721,213
	Nippon Filcon Co., Ltd.	67,000	552,681
#	Nippon Hume Corp.	91,000	348,558
	Nippon Jogesuido Sekkei Co., Ltd.	289	282,092
#	Nippon Kanzai Co., Ltd.	71,000	1,867,516
	Nippon Koei Co., Ltd., Tokyo	279,000	798,364
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,428,086
#	Nippon Parking Development Co., Ltd.	10,609	640,887
	Nippon Seisen Co., Ltd.	84,000	503,490
#	Nippon Sharyo, Ltd.	506,000	1,129,215
	Nippon Shindo Co., Ltd.	50,000	104,756
	Nippon Signal Co., Ltd.	205,000	1,337,270
	Nippon Steel Trading Co., Ltd.	399,000	1,169,086
	Nippon Thompson Co., Ltd.	252,000	2,104,538
	Nippon Tungsten Co., Ltd.	82,000	239,464
	Nippon Yusoki Co., Ltd.	141,000	793,804
#	Nishimatsu Construction Co., Ltd.	979,000	3,390,560
	Nishishiba Electric Co., Ltd.	73,000	138,517
#	Nissei Corp.	107,400	1,378,578
	Nissei Plastic Industrial Co., Ltd.	68,000	427,588
	Nissha Printing Co., Ltd.	33,000	806,145
	Nissin Corp.	351,000	1,169,696
#	Nissin Electric Co., Ltd.	370,000	1,381,971
	Nitchitsu Co., Ltd.	60,000	230,067
	Nitta Corp.	99,800	2,129,067
#	Nitto Boseki Co., Ltd.	870,000	3,631,553
#	Nitto Electric Works, Ltd.	154,800	2,124,535
	Nitto Kohki Co., Ltd.	78,300	1,656,169
	Nitto Seiko Co., Ltd.	143,000	977,274
# *	Nittoc Construction Co., Ltd.	156,000	156,326
	Noda Corp.	33,800	126,085
#	Nomura Co., Ltd.	210,000	1,083,861
#	Noritz Corp.	177,100	3,546,664
# *	Oak Capital Corp.	649,354	447,527

	Obayashi Road Corp.	106,000	190,048
	Odakyu Construction Co., Ltd.	63,500	171,841
*	Ohmori Co., Ltd.	95,400	20,465
	Oiles Corp.	101,952	2,195,399
	Okabe Co., Ltd.	192,000	972,513
#	Okamoto Machine Tool Works, Ltd.	164,000	667,579
	Okamura Corp.	389,000	3,847,177
#	Okano Valve Manufacturing Co.	43,000	276,202
#	Oki Electric Cable Co., Ltd.	117,000	264,423
	OKK Corp.	262,000	909,220
#	Okumura Corp.	789,000	3,925,205
#	O-M, Ltd.	107,000	764,257
#	Onoken Co., Ltd.	72,800	999,682
	Organo Corp.	199,000	3,067,432
#	Oriental Construction Co., Ltd.	65,900	203,810
	Original Engineering Consultants Co., Ltd.	9,000	28,198
#	Oyo Corp.	110,400	1,331,285
	P.S. Mitsubishi Construction Co., Ltd.	76,800	221,620
*	Pasco Corp.	242,500	400,707
#	Pasona, Inc.	1,438	2,728,198
	Patlite Corp.	64,880	541,114
# *	Penta-Ocean Construction Co., Ltd.	1,666,000	2,151,791
# *	PIA Corp.	29,500	432,656
#	Pilot Corp.	156	1,146,021
#	Pronexus, Inc.	137,000	1,210,471
#	Raito Kogyo Co., Ltd.	178,900	576,873
#	Rasa Industries, Ltd.	251,000	687,682
	Rheon Automatic Machinery Co., Ltd.	64,000	214,640
	Riken Electric Wire Co., Ltd.	39,000	63,771
	Ryobi, Ltd.	587,000	3,815,958
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	198,141
*	Sailor Pen Co., Ltd.	127,000	148,015
	Sakai Heavy Industries, Ltd.	126,000	290,619
# *	Sakurada Co., Ltd.	225,000	79,753
# *	Sanix, Inc.	127,300	327,562
	Sanki Engineering Co., Ltd.	268,000	2,132,976
	Sanko Metal Industrial Co., Ltd.	118,000	227,453
#	Sankyo-Tateyama Holdings, Inc.	1,094,000	1,888,104
	Sanritsu Corp.	17,800	176,381
	Sanyo Denki Co., Ltd.	219,000	1,528,995
	Sanyo Engineering & Construction, Inc.	48,000	293,399
	Sanyo Industries, Ltd., Tokyo	102,000	282,683
#	Sasebo Heavy Industries Co., Ltd., Tokyo	538,000	2,766,840
# *	Sata Construction Co., Ltd.	234,000	213,351
#	Sato Corp.	107,200	1,956,160
	Sato Shoji Corp.	67,000	564,829
	Sawafuji Electric Co., Ltd.	48,000	120,104
	Secom Joshinetsu Co., Ltd.	34,800	763,599
#	Secom Techno Service Co., Ltd.	44,500	1,753,962
	Seibu Electric Industry Co., Ltd.	67,000	337,792
#	Seika Corp.	274,000	875,408
# *	Seikitokyu Kogyo Co., Ltd.	335,000	259,130

	Sekisui Jushi Co., Ltd.	166,000	1,281,112
	Senko Co., Ltd.	381,000	1,239,522
	Senshu Electric Co., Ltd.	37,300	833,098
#	Shibaura Mechatronics Corp.	163,000	1,019,994
	Shibusawa Warehouse Co., Ltd.	266,000	1,526,965
	Shibuya Kogyo Co., Ltd.	84,500	662,331
#	Shima Seiki Manufacturing Co., Ltd.	133,800	4,172,979
	Shin Nippon Air Technologies Co., Ltd.	87,280	634,555
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	605,145
#	Shinko Electric Co., Ltd.	490,000	1,419,356
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	834,924
#	Shinmaywa Industries, Ltd.	413,000	1,930,953
#	Shinnihon Corp.	215,900	1,110,256
	Shinsho Corp.	271,000	886,295
#	Shinwa Kaiun Kaisha, Ltd.	540,000	4,234,205
	Shiraishi Corp.	25,000	22,345
#	Sho-Bond Corp.	100,800	1,138,922
#	Shoko Co., Ltd.	324,000	514,137
#	Showa Aircraft Industry Co., Ltd.	114,000	1,584,746
#	Showa KDE Co., Ltd.	124,000	201,799
	Sintokogio, Ltd.	197,000	2,739,273
	Soda Nikka Co., Ltd.	67,000	262,635
	Sodick Co., Ltd.	175,000	1,309,551
	Space Co., Ltd.	75,320	615,429
	Subaru Enterprise Co., Ltd.	59,000	186,174
	Sugimoto & Co., Ltd.	35,000	548,683
# *	Sumitomo Coal Mining Co., Ltd.	772,500	768,221
	Sumitomo Densetsu Co., Ltd.	107,400	392,395
# *	Sumitomo Mitsui Construction Co., Ltd.	363,560	721,093
#	Sumitomo Precision Products Co., Ltd.	180,000	1,012,909
	Sumitomo Warehouse Co., Ltd.	130,000	947,562
	Sun Wave Corp.	155,000	407,953
#	Suzuki Metal Industry Co., Ltd.	71,000	190,804
#	SWCC Showa Holdings Co., Ltd.	853,000	1,213,608
	Taihei Dengyo Kaisha, Ltd.	155,000	1,128,445
	Taihei Kogyo Co., Ltd.	249,000	1,318,736
# *	Taiheiyo Kaiun Co., Ltd.	167,000	309,467
# *	Taiheiyo Kouhatsu, Inc.	198,000	193,816
#	Taiho Kogyo Co., Ltd.	97,700	1,310,998
#	Taikisha, Ltd.	129,000	1,714,661
	Taisei Rotec Corp.	271,000	490,192
#	Takada Kiko Co., Ltd.	48,000	192,945
	Takano Co., Ltd.	47,000	492,751
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	620,116
	Takara Printing Co., Ltd.	39,055	360,625
#	Takara Standard Co., Ltd.	529,000	3,021,620
	Takasago Thermal Engineering Co., Ltd.	289,000	2,522,071
#	Takashima & Co., Ltd.	137,000	269,458
	Takigami Steel Construction Co., Ltd.	50,000	212,881
	Takisawa Machine Tool Co., Ltd.	191,000	456,830
#	Takuma Co., Ltd.	294,000	1,828,063
	Tanseisha Co., Ltd.	74,000	306,231

	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	612,252
#	TCM Corp.	339,000	1,074,723
	Techno Associe Co., Ltd.	59,900	685,001
	Techno Ryowa, Ltd.	66,600	494,936
	Teikoku Electric Manufacturing Co., Ltd.	27,300	614,601
# *	Tekken Corp.	478,000	602,830
	Teraoka Seisakusho Co., Ltd.	55,000	372,533
#	The Keihin Co., Ltd.	204,000	384,704
	The Kodensha Co., Ltd.	25,000	70,314
	The Nippon Road Co., Ltd.	299,000	532,448
	The Yasuda Warehouse Co., Ltd.	100,900	1,049,790
*	Toa Corp.	723,000	885,987
#	Toa Doro Kogyo Co., Ltd.	155,000	271,901
# *	Tobishima Corp.	1,231,500	718,404
#	Tocalo Co., Ltd.	53,000	1,117,936
	Todentu Corp.	121,000	363,324
	Toenec Corp.	302,000	1,297,915
	Tokai Lease Co., Ltd.	86,000	166,167
	Tokimec, Inc.	272,000	631,423
	Toko Electric Corp.	88,000	303,003
	Tokyo Biso Kogyo Corp.	19,000	129,657
	Tokyo Energy & Systems, Inc.	129,000	968,150
#	Tokyo Kikai Seisakusho, Ltd.	312,000	994,005
	Tokyo Leasing Co., Ltd.	223,800	3,357,606
	Tokyo Sangyo Co., Ltd.	78,000	269,690
#	Tokyu Construction Co., Ltd.	366,290	2,146,936
	Toli Corp.	203,000	530,542
#	Tomoe Corp.	115,500	367,509
#	Tonami Transportation Co., Ltd.	340,000	968,132
#	Tori Holdings Co., Ltd.	2,969,000	682,866
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,233,744
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,479,691
#	Tosho Printing Co., Ltd.	249,000	786,049
#	Totetsu Kogyo Co., Ltd.	125,000	795,135
# *	Toyo Construction Co., Ltd.	919,000	1,018,885
#	Toyo Electric Co., Ltd.	143,000	519,301
#	Toyo Engineering Corp.	651,000	4,024,504
#	Toyo Machinery & Metal Co., Ltd.	61,000	340,327
	Toyo Shutter Co., Ltd.	11,800	155,474
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	505,534
#	Trusco Nakayama Corp.	114,100	2,236,964
	Tsubakimoto Chain Co.	609,000	4,181,058
	Tsubakimoto Kogyo Co., Ltd.	97,000	341,215
#	Tsudakoma Corp.	204,000	657,951
#	Tsugami Corp.	272,000	1,234,478
#	Tsukishima Kikai Co., Ltd.	152,000	1,207,389
	Tsurumi Manufacturing Co., Ltd.	96,000	932,182
	Tsuzuki Denki Co., Ltd.	75,000	246,719
	TTK Co., Ltd.	62,000	359,729
	Uchida Yoko Co., Ltd.	175,000	813,437
	Ueki Corp.	47,000	75,049
#	Union Tool Co.	79,000	2,975,747

#	Utoc Corp.	88,000	474,511
# *	Venture Link Co., Ltd.	405,500	752,621
*	Wakachiku Construction Co., Ltd.	395,000	445,550
	Wavelock Holdings Co., Ltd.	31,500	157,535
	Weathernews, Inc.	20,000	88,882
	Yahagi Construction Co., Ltd.	154,000	633,448
	Yamato Corp.	82,000	281,734
	Yamaura Corp.	40,500	107,663
	Yamazen Co., Ltd.	315,000	2,165,112
#	Yokogawa Bridge Corp.	142,400	778,163
	Yondenko Corp.	136,800	681,672
	Yuasa Trading Co., Ltd.	751,000	1,310,393
#	Yuken Kogyo Co., Ltd.	156,000	577,718
	Yurtec Corp.	285,000	1,493,964
	Yushin Precision Equipment Co., Ltd.	49,940	860,869
Total Industrials			462,510,204

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	301,466
	Aiphone Co., Ltd.	72,800	1,165,764
# *	Allied Telesis Holdings K.K.	279,600	156,415
#	Alpha Systems, Inc.	43,500	1,109,262
#	Anritsu Corp.	431,000	1,840,994
	AOI Electronics Co., Ltd.	38,400	656,070
*	Apic Yamada Corp.	36,000	182,998
#	Argo 21 Corp.	35,200	403,980
#	Arisawa Manufacturing Co., Ltd.	139,400	1,224,972
#	CAC Corp.	70,900	590,551
	Canon Electronics, Inc.	70,000	2,156,046
#	Canon Finetech, Inc.	151,070	2,489,334
#	Capcom Co., Ltd.	212,200	3,993,764
	Chino Corp.	143,000	482,009
#	CMK Corp.	216,000	2,231,419
	Computer Engineering & Consulting, Ltd.	57,100	621,261
	Core Corp.	45,700	352,740
	Cresco, Ltd.	11,600	107,554
	Daiko Denshi Tsushin, Ltd.	23,000	49,082
#	Daiwabo Information System Co., Ltd.	62,000	785,125
#	Denki Kogyo Co., Ltd.	243,000	2,008,572
	DKK TOA Corp.	31,000	92,990
	DTS Corp.	43,600	1,319,735
#	eAccess, Ltd.	4,747	3,080,414
	Eizo Nanao Corp.	77,600	2,422,702
*	Elna Co., Ltd.	97,000	158,006
#	Enplas Corp.	67,800	931,848
	Epson Toyocom Corp.	437,000	2,904,476
	ESPEC Corp.	82,000	1,153,446
# *	FDK Corp.	386,000	552,879
	Fuji Soft, Inc.	127,000	2,966,910
*	Fujitsu Access, Ltd.	82,300	478,848
# *	Fujitsu Component, Ltd.	177	244,048
	Fujitsu Devices, Inc.	78,000	1,429,226

#	Fujitsu Fronttec, Ltd.	75,000	645,434
	Fuso Dentsu Co., Ltd.	16,000	78,009
#	Future System Consulting Corp.	1,504	1,025,710
#	GMO Internet, Inc.	228,500	1,523,518
	Hakuto Co., Ltd.	82,500	1,249,791
	Hitachi Business Solution Co., Ltd.	43,200	254,272
	Hitachi Information Systems, Ltd.	150,600	3,345,604
	Hitachi Kokusai Electric, Inc.	319,000	3,817,677
	Hitachi Maxell, Ltd.	93,000	1,103,348
	Hitachi Software Engineering Co., Ltd.	194,800	4,442,977
	Hitachi Systems & Services, Ltd.	86,000	1,858,660
#	Hochiki Corp.	88,000	494,054
#	Hokuriku Electric Industry Co., Ltd.	286,000	664,662
	Horiba, Ltd.	50,000	2,024,350
	Hosiden Corp.	246,600	3,003,692
	Icom, Inc.	51,000	1,395,630
# *	Ikegami Tsushinki Co., Ltd.	174,000	269,852
#	Ines Corp.	166,300	1,161,501
	I-Net Corp.	47,800	335,174
#	Information Services International-Dentsu, Ltd.	101,000	1,103,641
	INTEC Holdings, Ltd.	180,128	2,642,675
	Invoice, Inc.	39,523	1,867,199
#	Ishii Hyoki Co., Ltd.	24,300	450,718
# *	Iwatsu Electric Co., Ltd.	311,000	448,468
#	Japan Aviation Electronics Industry, Ltd.	316,000	3,953,718
	Japan Business Computer Co., Ltd.	76,900	719,072
	Japan Digital Laboratory Co., Ltd.	116,500	1,534,081
	Japan Radio Co., Ltd.	446,000	1,629,221
#	Jastec Co., Ltd.	63,000	657,771
	JBIS Holdings, Inc.	52,600	243,314
	JIEC Co., Ltd.	199	186,587
#	Kaga Electronics Co., Ltd.	96,300	1,763,734
	Kanematsu Electronics, Ltd.	85,300	624,924
# *	Kasuga Electric Works, Ltd.	44,000	36,088
	Kawatetsu Systems, Inc.	174	178,870
	Koa Corp.	147,400	1,851,299
#	Koei Co., Ltd.	244,400	4,040,496
# *	Kubotek Corp.	285	79,088
	Kyoden Co., Ltd.	160,000	486,326
	Kyowa Electronic Instruments Co., Ltd.	52,000	149,067
	Macnica, Inc.	62,500	1,576,053
	Marubeni Infotec Corp.	21,000	41,316
	Marubun Corp.	98,700	1,226,828
	Maruwa Co., Ltd.	34,000	720,153
#	Maspro Denkoh Corp.	62,600	501,342
#	Megachips Corp.	89,600	1,501,306
*	Meisei Electric Co., Ltd.	318,000	250,406
#	Melco Holdings, Inc.	9,000	201,784
#	Mimasu Semiconductor Industry Co., Ltd.	107,581	2,061,616
#	Miroku Jyoho Service Co., Ltd.	107,000	281,269
#	Mitsui High-Tec, Inc.	138,300	1,943,513
#	Mitsui Knowledge Industry Co., Ltd.	3,090	757,682

	Moritex Corp.	35,100	178,581
*	Mutoh Holdings Co., Ltd.	164,000	383,883
# *	Nagano Japan Radio Co., Ltd.	85,000	138,919
	Nakayo Telecommunications, Inc.	49,000	159,022
	NEC Fielding, Ltd.	194,800	2,314,044
	NEC Mobiling, Ltd.	50,900	905,862
# *	NEC Tokin Corp.	392,000	1,491,200
#	Net One Systems Co., Ltd.	1,869	1,894,581
# *	Netmarks, Inc.	523	341,108
#	New Japan Radio Co., Ltd.	112,000	648,317
	Nichicon Corp.	272,300	4,032,073
#	Nihon Dempa Kogyo Co., Ltd.	72,400	3,615,988
	Nihon Inter Electronics Corp.	94,700	458,993
	Nippon Avionics Co., Ltd.	83,000	328,796
	Nippon Ceramic Co., Ltd.	89,000	1,210,935
	Nippon Chemi-Con Corp.	443,000	3,961,650
	Nippon Systemware Co., Ltd.	30,000	150,327
#	Nissho Electronics Corp.	81,600	616,387
#	Niws Co. HQ, Ltd.	2,400	511,468
#	Nohmi Bosai, Ltd.	191,000	1,140,052
	NSD Co., Ltd.	178,600	2,716,895
	Okaya Electric Industries Co., Ltd.	62,000	353,089
	Ono Sokki Co., Ltd.	105,000	772,857
	Origin Electric Co., Ltd.	107,000	669,109
#	Osaki Electric Co., Ltd.	131,000	994,907
	PCA Corp.	17,500	215,864
# *	Pixela Corp.	33,000	170,689
*	Pulstec Industrial Co., Ltd.	21,200	41,001
	Ricoh Elemex Corp.	75,000	534,842
	Rikei Corp.	22,500	54,511
	Riken Keiki Co., Ltd.	71,400	554,043
#	Roland DG Corp.	61,400	2,553,869
	Ryoden Trading Co., Ltd.	155,000	1,178,631
	Ryosan Co., Ltd.	128,300	3,138,278
	Ryoyo Electro Corp.	110,900	1,472,805
	Sanken Electric Co., Ltd.	190,000	1,829,286
	Sanko Co., Ltd.	22,000	101,606
	Sanshin Electronics Co., Ltd.	106,000	1,360,557
#	Satori Electric Co., Ltd.	57,880	906,627
	Sekonic Corp.	36,000	93,522
	Shindengen Electric Manufacturing Co., Ltd.	304,000	1,401,954
	Shinkawa, Ltd.	70,200	1,496,910
	Shinko Shoji Co., Ltd.	78,000	1,648,579
	Shizuki Electric Co., Inc.	88,000	271,649
#	Siix Corp.	38,700	650,551
	SMK Corp.	272,000	1,668,769
	Sokkisha Co., Ltd.	107,000	427,395
#	Sorun Corp.	95,100	724,467
*	SPC Electronics Corp.	48,200	119,012
	SRA Holdings	51,000	763,153
	Star Micronics Co., Ltd.	177,400	4,118,285
#	Sumida Corp.	63,549	988,126

	Sumisho Computer Systems Corp.	172,700	3,370,139
#	SUNX, Ltd.	109,500	829,570
	Tachibana Eletech Co., Ltd.	64,100	623,708
	Tamura Corp.	244,000	1,116,984
	Tamura Taiko Holdings, Inc.	194,000	550,561
# *	Teac Corp.	648,000	640,102
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	808,887
	TIS, Inc.	153,200	3,485,233
	TKC Corp.	103,300	1,762,879
# *	Toko, Inc.	309,000	742,865
#	Tokyo Denpa Co., Ltd.	24,900	303,968
	Tokyo Electron Device, Ltd.	321	574,443
#	Tomen Electronics Corp.	51,900	777,022
#	Tose Co., Ltd.	23,100	268,646
#	Totoku Electric Co., Ltd., Tokyo	129,000	227,405
	Toukei Computer Co., Ltd.	28,410	353,853
#	Towa Corp.	74,800	536,801
# *	Towa Meccs Corp.	127,000	66,925
#	Toyo Corp.	113,600	1,574,238
#	Trans Cosmos, Inc.	167,900	2,858,006
	Trinity Industrial Corp.	56,000	454,343
	Tsuzuki Densan Co., Ltd.	22,500	101,593
	Uniden Corp.	221,000	1,718,339
*	Union Holdings Co., Ltd.	105,000	179,873
	Yamaichi Electronics Co., Ltd.	64,400	480,985
	Yaskawa Information Systems Corp.	40,000	156,578
#	Ye Data, Inc.	43,000	116,646
#	Yokowo Co., Ltd.	64,200	562,161
	Zuken, Inc.	97,700	929,165
Total Information Technology			189,694,388

Materials — (8.5%)
	Achilles Corp.	688,000	1,194,874
	Adeka Corp.	359,000	3,869,676
	Agro-Kanesho Co., Ltd.	7,000	47,711
#	Aichi Steel Corp.	191,000	1,103,618
	Arakawa Chemical Industries, Ltd.	64,600	771,516
	Aronkasei Co., Ltd.	107,000	479,604
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,260,614
	Chuetsu Pulp and Paper Co., Ltd.	405,000	868,787
	Chugai Mining Co., Ltd.	729,000	563,950
#	Chugoku Marine Paints, Ltd.	238,000	2,722,756
#	Chugokukogyo Co., Ltd.	105,000	169,181
*	Co-Op Chemical Co., Ltd.	163,000	205,012
#	Dai Nippon Toryo, Ltd.	458,000	750,124
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	386,266
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	321,038
	Daiken Corp.	450,000	1,411,483
#	Daiki Aluminium Industry Co., Ltd.	148,000	889,182
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,648,338
#	Daio Paper Corp.	446,000	3,254,511

#	Daiso Co., Ltd.	383,000	1,263,032
	DC Co., Ltd.	117,000	620,406
	Dijet Industrial Co., Ltd.	81,000	183,254
	Dynapac Co., Ltd.	25,000	82,434
#	FP Corp.	74,600	2,144,014
	Fujikura Kasei Co., Ltd.	90,000	888,496
	Fumakilla, Ltd.	59,000	170,014
	Geostar Corp.	43,000	81,695
	Godo Steel, Ltd.	537,000	2,461,690
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	724,641
	Harima Chemicals, Inc.	80,000	496,348
	Hodogaya Chemical Co., Ltd.	261,000	811,534
	Hokkan Holdings, Ltd.	215,000	711,432
	Hokko Chemical Industry Co., Ltd.	90,000	315,828
	Hokuetsu Paper Mills, Ltd.	658,000	3,442,755
#	Hokushin Co., Ltd.	64,000	120,439
	Honshu Chemical Industry Co., Ltd.	35,000	258,785
	Ihara Chemical Industry Co., Ltd.	155,000	452,031
#	ISE Chemicals Corp.	81,000	1,200,813
*	Ishihara Sangyo Kaisha, Ltd.	1,289,500	2,458,936
#	Ishii Iron Works Co., Ltd.	110,000	236,324
	Japan Carlit Co., Ltd.	59,800	370,891
	JSP Corp.	109,600	1,393,346
#	Kanto Denka Kogyo Co., Ltd.	183,000	808,160
	Kasei (C.I.) Co., Ltd.	119,000	370,061
#	Katakura Chikkarin Co., Ltd.	43,000	120,742
	Kawasaki Kasei Chemicals, Ltd.	121,000	190,043
# *	Kishu Paper Co., Ltd.	267,000	472,214
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,190,284
#	Kohsoku Corp.	64,500	360,135
	Konishi Co., Ltd.	62,700	624,236
	Kumiai Chemical Industry Co., Ltd.	263,000	607,248
	Kureha Corp.	660,000	3,234,751
#	Kurimoto, Ltd.	458,000	1,126,448
#	Kurosaki Harima Corp.	277,000	1,125,287
#	MEC Co., Ltd.	62,800	515,414
	Mesco, Inc.	30,000	164,022
#	Mitsubishi Paper Mills, Ltd.	1,124,000	2,397,409
	Mitsubishi Shindoh Co., Ltd.	179,000	546,397
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,422,876
# *	Mitsui Mining Co., Ltd.	793,500	1,349,544
	Mory Industries, Inc.	135,000	647,908
#	Nakabayashi Co., Ltd.	185,000	365,487
	Nakayama Steel Works, Ltd.	454,000	1,534,722
#	Neturen Co., Ltd., Tokyo	158,000	1,643,979
#	Nichia Steel Works, Ltd.	179,900	774,561
#	Nichireki Co., Ltd.	96,000	356,840
	Nifco, Inc.	171,000	3,976,504
	Nihon Kagaku Sangyo Co., Ltd.	81,000	626,183
	Nihon Matai Co., Ltd.	111,000	231,069
#	Nihon Nohyaku Co., Ltd.	224,000	1,196,315
	Nihon Parkerizing Co., Ltd.	235,000	3,879,793

	Nihon Seiko Co., Ltd.	18,000	54,090
# *	Nippon Carbide Industries Co., Inc.	201,000	395,180
	Nippon Chemical Industrial Co., Ltd.	288,000	790,395
#	Nippon Chutetsukan K.K.	97,000	175,451
*	Nippon Chuzo K.K.	99,000	195,247
#	Nippon Concrete Industries Co., Ltd.	157,000	392,761
#	Nippon Denko Co., Ltd.	382,000	2,330,445
	Nippon Fine Chemical Co., Ltd.	82,000	586,650
	Nippon Foil Mfg., Co., Ltd.	51,000	82,490
#	Nippon Kasei Chemical Co., Ltd.	364,000	638,010
#	Nippon Kinzoku Co., Ltd.	200,000	810,979
#	Nippon Koshuha Steel Co., Ltd.	449,000	885,324
#	Nippon Metal Industry Co., Ltd.	608,000	2,952,345
#	Nippon Paint Co., Ltd.	798,000	4,259,956
	Nippon Pigment Co., Ltd.	43,000	169,066
	Nippon Pillar Packing Co., Ltd.	76,000	743,285
	Nippon Soda Co., Ltd.	519,000	2,002,063
#	Nippon Valqua Industries, Ltd.	321,000	1,127,936
	Nippon Yakin Kogyo Co., Ltd.	406,000	4,864,976
	Nittetsu Mining Co., Ltd.	288,000	2,311,241
	Nitto FC Co., Ltd.	72,000	401,792
	NOF Corp.	719,000	3,419,008
#	Okamoto Industries, Inc.	412,000	1,456,540
#	Okura Industrial Co., Ltd.	216,000	749,636
	Osaka Organic Chemical Industry, Ltd.	67,700	377,949
	Osaka Steel Co., Ltd.	151,000	2,627,371
	Riken Technos Corp.	202,000	666,559
#	S Science Co., Ltd.	3,265,000	565,130
#	S.T. Chemical Co., Ltd.	102,700	1,255,914
	Sakai Chemical Industry Co., Ltd.	364,000	2,587,659
	Sakata INX Corp.	219,000	1,155,202
#	Sanyo Chemical Industries, Ltd.	410,000	2,677,096
	Sanyo Special Steel Co., Ltd.	582,000	3,606,653
	Sekisui Plastics Co., Ltd.	352,000	1,158,937
	Shikoku Chemicals Corp.	207,000	1,211,963
	Shinagawa Refractories Co., Ltd.	229,000	979,980
#	Shin-Etsu Polymer Co., Ltd.	286,100	3,656,942
	Shinko Wire Co., Ltd.	157,000	259,411
	Showa Tansan Co., Ltd.	49,000	165,354
	Somar Corp.	43,000	160,623
#	Stella Chemifa Corp.	43,200	1,258,760
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,970,035
	Sumitomo Osaka Cement Co., Ltd.	215,000	633,150
	Sumitomo Pipe & Tube Co., Ltd.	100,000	735,515
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,269,827
#	Taisei Lamick Co., Ltd.	18,900	450,400
	Takasago International Corp.	348,000	1,899,185
	Takiron Co., Ltd.	249,000	831,612
	Tayca Corp.	154,000	443,576
	The Nippon Synthetic Chemical Industry Co., Ltd.	326,000	1,429,148
#	The Pack Corp.	67,900	1,336,275
# *	Titan Kogyo Kabushiki Kaisha	59,000	87,297

	Toagosei Co., Ltd.	921,000	3,504,193
	Toda Kogyo Corp.	146,000	603,703
	Tohcello Co., Ltd.	119,000	1,314,611
# *	Toho Rayon Co., Ltd.	495,000	3,016,363
#	Toho Zinc Co., Ltd.	436,000	4,056,247
*	Tohpe Corp.	36,000	43,450
# *	Tokushu Tokai Holdings Co., Ltd.	460,580	1,184,565
	Tokyo Ohka Kogyo Co., Ltd.	26,800	567,364
	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,014,821
	Tokyo Tekko Co., Ltd.	152,000	938,035
	Tomoegawa Paper Co., Ltd.	125,000	355,326
	Tomoku Co., Ltd.	302,000	648,794
	Topy Industries, Ltd.	768,000	2,755,035
	Toyo Ink Manufacturing Co., Ltd.	110,000	425,574
	Toyo Kohan Co., Ltd.	335,000	1,310,954
	TYK Corp.	145,000	366,868
#	Ube Material Industries, Ltd.	282,000	915,567
	Wood One Co., Ltd.	173,000	1,294,439
	Yamamura Glass Co., Ltd.	369,000	943,305
	Yodogawa Steel Works, Ltd.	657,000	3,828,968
	Yuki Gosei Kogyo Co., Ltd.	49,000	139,467
#	Yushiro Chemical Industry Co., Ltd.	53,000	1,007,157
Total Materials			174,153,206

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	362
*	Gajoen Kanko	37,000	—
*	Kakuei (L.) Corp.	100,000	822
*	Maruishi Holdings Co., Ltd.	214,000	1,758
*	New Real Property KK	43,900	—
*	Nichiboshin, Ltd.	1,190	978
Total Other			3,920

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	539,096
	Hokuriku Gas Co., Ltd.	99,000	290,073
	Okinawa Electric Power Co., Ltd.	61,171	3,598,095
#	Saibu Gas Co., Ltd.	1,331,000	3,005,031
	Shizuoka Gas Co., Ltd.	265,000	1,588,861
	Tokai Corp.	265,000	888,254
Total Utilities			9,909,410
TOTAL COMMON STOCKS			1,532,513,202

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,065,000 FHLMC 6.584%(r), 03/01/37, valued at $1,073,042) to be repurchased at $1,056,152	$1,056	1,056,000

SECURITIES LENDING COLLATERAL — (25.4%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $67,864,184 FHLMC 5.500%, 09/01/31 & 5.8039%(r), 05/01/37 & FNMA, rates ranging from 4.377%(r) to 5.918%(r), maturities ranging from 11/01/20 to 05/01/37, valued at $68,457,703) to be repurchased at $67,125,065	67,115	67,115,166
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $185,881,711 FHLMC 6.500%, 12/01/36, valued at $168,204,051) to be repurchased at $164,930,256	164,906	164,905,932
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $459,370,098 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 09/01/18 to 05/01/37 & FNMA, rates ranging from 5.500% to 8.000%, maturities ranging from 06/01/08 to 12/01/36, valued at $296,822,703) to be repurchased at $291,042,761	291,000	291,000,000

TOTAL SECURITIES LENDING COLLATERAL		523,021,098

TOTAL INVESTMENTS — (100.0%) (Cost $2,033,496,398)		$2,056,590,300

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRALIA — (38.3%)
COMMON STOCKS — (38.2%)
	A.I., Ltd.	519,249	$111,822
#	ABB Grain, Ltd.	607,032	4,426,401
*	Acclaim Exploration NL	435,905	17,047
*	Adacel Technologies, Ltd.	113,249	75,577
*	Adamus Resources, Ltd.	284,933	143,936
	ADCorp Australia, Ltd.	229,411	59,737
#	Adelaide Bank, Ltd.	443,609	5,513,750
	Adelaide Brighton, Ltd.	2,191,287	6,647,777
*	Admiralty Resources NL	2,558,090	456,574
	Adtrans Group, Ltd.	32,047	108,748
*	Advanced Magnesium, Ltd.	16,619	4,129
	Aevum, Ltd.	387,674	998,052
*	AFT Corp., Ltd.	495,284	2,051
*	Agenix, Ltd.	417,478	38,068
# *	Aim Resources, Ltd.	3,007,455	880,773
*	Ainsworth Game Technology, Ltd.	393,653	143,000
*	AJ Lucas Group, Ltd.	214,698	265,737
# *	Alchemia, Ltd.	565,630	490,777
#	Alesco Corp., Ltd.	298,850	3,713,514
*	Alkane Exploration, Ltd.	782,100	234,291
# *	Allegiance Mining NL	2,701,235	2,175,078
# *	Alliance Resources, Ltd.	1,027,029	1,731,236
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	169,368
# *	Amadeus Energy, Ltd.	737,757	520,242
	Amalgamated Holdings, Ltd.	369,347	1,940,351
	Amcom Telecommunications, Ltd.	596,711	111,314
	Ammtec, Ltd.	8,165	27,843
*	Anadis, Ltd.	136,900	19,838
*	Andean Resources, Ltd.	1,221,917	698,699
*	Anglo Australian Resources NL	1,799,335	124,718
	Ansell, Ltd.	602,086	6,123,792
*	Antares Energy, Ltd.	627,352	463,765
*	Anzon Australia, Ltd.	367,321	387,223
	AP Eagers, Ltd.	33,899	396,246
#	APA Group	1,794,627	6,475,740
# *	Aquila Resources, Ltd.	122,088	520,093
	ARB Corporation, Ltd.	267,440	1,019,550
# *	ARC Energy, Ltd.	945,512	1,204,421
	Ariadne Australia, Ltd.	291,838	157,186
# *	Arrow Energy NL	2,258,440	4,908,388
	ASG Group, Ltd.	31,291	34,152
*	Asian Pacific, Ltd.	454,331	59,807
#	Aspen Group, Ltd.	969,513	1,888,394
	Astron, Ltd.	75,215	173,288
	Atlas Group Holding, Ltd.	416,827	319,130
	Atlas South Sea Pearl, Ltd.	82,585	33,129

*	Aurora Oil & Gas, Ltd.	574,181	247,445
	Ausdrill, Ltd.	533,077	1,151,617
	Ausmelt, Ltd.	44,782	42,554
	Auspine, Ltd.	210,501	1,104,035
	Ausron, Ltd.	60,281	2,054
	Austal, Ltd.	791,629	2,460,629
*	Austar United Communications, Ltd.	5,107,520	7,070,454
#	Austereo Group, Ltd.	1,574,384	2,573,762
*	Austin Group, Ltd.	70,265	10,499
*	Austpac Resources NL	2,298,702	228,544
#	Australand Property Group	833,886	1,640,073
#	Australian Agricultural Co., Ltd.	1,043,457	2,246,514
#	Australian Infrastructure Fund	1,574,073	3,886,746
#	Australian Pharmaceutical Industries, Ltd.	1,073,604	2,110,355
# *	Australian Worldwide Exploration, Ltd.	1,825,281	5,050,343
*	Auto Group, Ltd.	41,309	6,157
# *	Autron Corporation, Ltd.	989,247	68,996
	Avatar Industries, Ltd.	195,019	258,759
*	Avexa, Ltd.	167,778	84,992
#	AVJennings Homes, Ltd.	891,113	927,192
#	AWB, Ltd.	1,431,329	4,477,647
*	Babcock & Brown Environmental Investments, Ltd.	534,224	377,489
*	Ballarat South Gold, Ltd.	1,996	14,915
#	Bank of Queensland, Ltd.	456,004	7,140,306
	Beach Petroleum, Ltd.	3,615,242	4,186,202
*	Beaconsfield Gold NL	89,078	22,128
# *	Bemax Resources, Ltd.	2,836,157	540,500
#	Bendigo Bank, Ltd.	388,119	5,367,578
# *	Bendigo Mining NL	2,080,818	605,197
	Beyond International, Ltd.	61,256	48,694
# *	Biota Holdings, Ltd.	757,558	1,106,411
	Blackmores, Ltd.	66,470	1,237,346
*	Blina Diamonds, Ltd.	15,073	4,793
*	BMA Gold, Ltd.	710,924	61,811
# *	Bolnisi Gold NL	1,170,501	2,801,515
#	Boom Logistics, Ltd.	714,055	2,176,752
# *	Boulder Steel, Ltd.	1,627,627	556,451
*	BQT Solutions, Ltd.	659,898	84,982
#	Bradken, Ltd.	443,476	3,707,716
*	Breakaway Resporces. Ltd.	692,280	425,017
	Brickworks, Ltd.	73,480	857,191
	BSA, Ltd.	451,336	233,724
#	Cabcharge Australia, Ltd.	491,485	5,411,299
*	Calliden Group, Ltd.	590,393	222,367
	Campbell Brothers, Ltd.	216,190	4,884,890
	Candle Australia, Ltd.	214,050	611,566
*	Cape Range Wireless, Ltd.	3,581,304	11,862
# *	Capral Aluminium, Ltd.	743,515	473,506
	Cardno, Ltd.	212,168	1,073,931
*	Carnarvon Petroleum, Ltd.	1,734,433	201,514
	Cash Converters International, Ltd.	955,600	507,533
# *	CBH Resources, Ltd.	3,239,096	1,507,596
	CCI Holdings, Ltd.	20,606	9,614
	CDS Technologies, Ltd.	13,276	14,336
#	CEC Group, Ltd.	164,868	325,666
	Cedar Woods Properties, Ltd.	90,386	396,694
*	Cellestis, Ltd.	395,742	1,087,076
#	Cellnet Group, Ltd.	154,345	155,174

# *	Centamin Egypt, Ltd.	1,611,779	1,494,377
#	Centennial Coal, Ltd.	1,264,222	3,052,832
*	Centralian Minerals, Ltd.	41,182	1,904
*	Ceramic Fuel Cells, Ltd.	1,152,980	975,400
#	Chandler Macleod, Ltd.	83,883	74,711
*	Chemeq, Ltd.	166,742	11,460
# *	ChemGenex Pharmaceuticals, Ltd.	483,679	355,124
*	Chrome Corp., Ltd.	96,000	402
*	Circadian Technologies, Ltd.	64,591	77,672
*	Citigold Corp., Ltd.	2,561,146	757,224
#	City Pacific, Ltd.	614,968	2,098,643
*	Clinical Cell Culture, Ltd.	595,955	19,164
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	977,048
*	Clough, Ltd.	2,019,486	1,006,597
*	Clover Corp., Ltd.	269,348	20,582
*	Cluff Resources Pacific NL	911,746	7,572
	CMI, Ltd.	81,810	102,600
*	CO2 Group, Ltd.	726,759	248,273
#	Coates Hire, Ltd.	1,086,100	5,593,099
	Codan, Ltd.	142,942	145,432
#	Coffey International, Ltd.	491,636	1,704,613
#	Collection House, Ltd.	385,044	275,667
#	Commander Communications, Ltd.	929,503	1,271,144
# *	Compass Resources NL	523,704	2,159,525
*	Coneco, Ltd.	27,850	13,715
#	ConnectEast Group	5,166,636	6,928,234
*	Conquest Mining, Ltd.	976,783	693,361
#	Consolidated Minerals, Ltd.	833,699	2,074,171
	Consolidated Rutile, Ltd.	1,468,122	801,694
*	Coplex Resources NL	231,400	17,245
# *	Copperco, Ltd.	1,623,150	867,029
#	Corporate Express Australia, Ltd.	743,408	4,433,320
#	Count Financial, Ltd.	1,001,022	2,546,273
#	Coventry Group, Ltd.	129,401	489,329
	CP1, Ltd.	297,500	172,823
*	CPI Group, Ltd.	68,585	19,724
#	Crane Group, Ltd.	258,257	3,649,032
*	Crescent Gold, Ltd.	1,071,856	304,239
*	Croesus Mining NL	878,058	199,945
*	Cue Energy Resources, Ltd.	452,354	69,416
*	Customers, Ltd.	2,049,484	355,914
*	Cytopia, Ltd.	187,724	106,460
	Danks Holdings, Ltd.	10,425	74,749
	Devine, Ltd.	577,507	644,288
*	Dioro Exploration NL	2,497,132	164,853
	Dominion Mining, Ltd.	418,308	878,019
*	Dragon Mining, Ltd.	1,665,100	179,924
*	Drillsearch Energy, Ltd.	1,073,357	178,096
#	DUET Group	2,085,981	6,555,072
*	Eastern Star Gas, Ltd.	2,177,532	881,676
*	Echelon Resources, Ltd.	7,950	10,131
*	Ellex Medical Lasers, Ltd.	162,000	123,418
# *	Emporer Mines, Ltd.	1,284,668	132,379
	Energy Developments, Ltd.	610,339	2,141,445
# *	Energy World Corp., Ltd.	3,783,718	3,083,158
*	engin, Ltd.	674,773	92,158
#	Envestra, Ltd.	3,577,565	3,493,033
*	Environmental Clean Technologies, Ltd.	13,473	2,504

*	Envirozel, Ltd.	710,966	337,240
*	Epsilon Energy, Ltd.	14,583	4,099
	Equigold NL	747,635	1,106,118
# *	ERG, Ltd.	3,388,940	433,339
*	Espreon, Ltd.	178,000	103,170
*	Euroz, Ltd.	4,019	12,873
	Fairfax Media, Ltd.	1,121,930	4,525,792
# *	Falcon Minerals, Ltd.	595,369	204,915
	Fantastic Holdings, Ltd.	363,333	1,288,655
#	Felix Resources, Ltd.	790,316	3,735,792
*	First Australian Resources, Ltd.	1,610,976	205,965
#	FKP, Ltd.	896,056	5,341,711
#	Fleetwood Corp., Ltd.	201,720	1,628,545
	Flight Centre, Ltd.	350,031	5,307,934
#	Forest Enterprises Australia, Ltd.	1,513,063	891,880
	Funtastic, Ltd.	658,433	1,033,350
	Futuris Corp., Ltd.	2,990,467	6,282,755
*	Gale Pacific, Ltd.	125,851	47,189
	Gazal Corp., Ltd.	104,542	198,980
# *	Genetic Technologies, Ltd.	830,383	123,448
# *	Geodynamics, Ltd.	626,294	612,650
# *	Gindalbie Metals, Ltd.	1,817,381	1,102,237
*	Giralia Resources NL	599,030	365,251
*	Glengarry Resources, Ltd.	768,955	89,763
*	Globe International, Ltd.	882,836	202,047
*	Gold Aura, Ltd.	61,645	5,407
*	Golden Gate Petroleum, Ltd.	480,988	106,036
*	Goldsearch, Ltd.	1,044,199	108,592
*	Goldstream Mining NL	564,840	276,420
	Gowing Bros., Ltd.	79,311	256,231
#	Graincorp, Ltd. Series A	238,579	2,107,913
*	Grange Resources, Ltd.	422,979	749,728
	GRD, Ltd.	804,346	1,546,902
*	Great Gold Mines NL	17,866	618
#	Great Southern, Ltd.	1,304,118	2,533,593
*	Greater Pacific Gold, Ltd.	2,677,443	112,956
#	GUD Holdings, Ltd.	251,647	1,898,465
#	Gunns, Ltd.	1,457,920	4,220,866
*	GVM Metals, Ltd.	161,382	163,992
#	GWA International, Ltd.	1,166,276	4,251,271
*	Havilah Resources NL	219,170	380,764
#	Healthscope, Ltd.	967,031	4,651,222
*	Herald Resources, Ltd.	763,346	854,340
*	Heron Resources, Ltd.	645,833	662,249
	HGL, Ltd.	97,331	181,217
# *	Highlands Pacific, Ltd.	2,651,500	419,453
#	Hills Industries, Ltd.	728,235	3,350,437
	Home Building Society, Ltd.	130,458	1,646,124
*	Horizon Oil, Ltd.	2,936,144	899,519
#	Housewares International, Ltd.	521,039	1,213,905
	HPAL, Ltd.	478,879	992,291
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	213,286
*	Hyro, Ltd.	893,204	195,802
#	IBA Health, Ltd.	1,448,132	1,355,008
	IBT Education, Ltd.	829,394	1,321,978
*	ICSGlobal, Ltd.	177,934	42,465
#	iiNet, Ltd.	487,339	904,738
#	Iluka Resources, Ltd.	974,850	4,836,975

	Imdex, Ltd.	703,684	936,366
*	Imugene, Ltd.	474,785	106,583
#	Incitec Pivot, Ltd.	226,180	12,422,089
	Independence Group NL	464,362	3,096,320
*	Independent Practitioner Network, Ltd.	457,414	98,610
*	Indophil Resources NL	1,510,858	1,122,520
# *	Industrea, Ltd.	2,261,223	826,030
	Infomedia, Ltd.	1,307,138	721,739
	Institute of Drug Technology Australia, Ltd.	82,205	150,622
	Integrated Research, Ltd.	261,513	101,182
*	Intellect Holdings, Ltd.	48,362	5,228
*	Intermoco, Ltd.	2,462,900	53,024
*	International All Sports, Ltd.	58,815	16,980
*	Intrepid Mines, Ltd.	320,115	124,924
#	Invocare, Ltd.	407,279	1,952,830
#	IOOF Holdings, Ltd.	269,945	2,305,925
#	Iress Market Technology, Ltd.	466,639	3,665,993
#	IWL, Ltd.	231,277	946,965
*	Ixla, Ltd.	89,921	1,713
# *	Jabiru Metals, Ltd.	1,535,794	1,565,119
#	JB Hi-Fi, Ltd.	436,528	3,282,313
*	Jervois Mining, Ltd.	6,501,013	135,593
#	Jones (David), Ltd.	1,811,835	7,793,671
#	Jubilee Mines NL	494,194	7,137,618
*	Jumbuck Entertainment, Ltd.	7,000	7,873
#	Just Group, Ltd.	878,600	2,902,540
	K&S Corp., Ltd.	146,366	422,932
#	Kagara Zinc, Ltd.	831,710	4,400,723
# *	Keycorp, Ltd.	215,466	78,556
# *	Kimberley Diamond Co. NL	1,696,958	1,006,027
*	Kings Minerals NL	1,545,562	1,312,085
#	Kingsgate Consolidated, Ltd.	374,761	1,683,712
	Kresta Holdings, Ltd.	507,262	121,948
# *	Lafayette Mining, Ltd.	3,463,956	200,619
*	Lakes Oil NL	8,526,651	127,545
	Lemarne Corp., Ltd.	30,790	63,738
*	Leyshon Resources, Ltd.	103,357	49,402
*	Life Therapeutics, Ltd.	393,649	351,197
	Lighting Corp., Ltd.	180,200	114,731
*	Lion Selection Ltd	151,880	216,314
#	Lipa Pharmaceuticals, Ltd.	311,120	220,190
*	Longreach Group, Ltd.	92,007	3,581
	Lycopodium, Ltd.	30,000	87,639
# *	Lynas Corp., Ltd.	1,664,877	1,527,988
#	MacArthur Coal, Ltd.	764,173	4,002,708
	MacMahon Holdings, Ltd.	2,127,439	1,893,443
*	Macmin Silver, Ltd.	1,807,467	460,435
*	Macquarie Corporate Telecommunications, Ltd.	35,019	28,012
*	Magnesium International, Ltd.	32,803	2,956
*	Marion Energy, Ltd.	827,082	692,709
	Maryborough Sugar Factory, Ltd.	2,512	6,236
*	Matrix Oil NL	2,091	390
	MaxiTRANS Industries, Ltd.	637,133	338,593
*	McGuigan Simeon Wines, Ltd.	528,112	1,120,283
	McMillan Shakespeare, Ltd	129,926	554,025
	McPherson’s, Ltd.	256,544	723,407
#	Melbourne IT, Ltd.	317,833	1,030,629
*	Mermaid Marine Australia, Ltd.	562,366	832,501

# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	134,739
# *	Metal Storm, Ltd.	2,280,892	252,460
	MFS Diversified Group	350,802	263,654
*	MFS Living and Leisure Group	384,176	317,896
#	MFS, Ltd.	674,980	3,540,014
# *	Midwest Corp., Ltd.	631,112	1,204,559
*	Mikoh Corp., Ltd.	611,820	178,291
	Mincor Resources NL	786,558	2,719,269
# *	Mineral Deposits, Ltd.	1,248,975	1,394,283
#	Mitchell Communications Group, Ltd.	892,141	924,121
*	Molopo Australia, Ltd.	2,305,213	432,569
	Monadelphous Group, Ltd.	345,529	3,882,599
*	Morning Star Gold NL	25,000	5,157
#	Mortgage Choice, Ltd.	492,300	1,331,060
*	Mosaic Oil NL	1,892,182	258,485
*	Mount Gibson Iron, Ltd.	3,240,121	2,914,177
*	Multiemedia, Ltd.	13,645,745	67,151
*	Murchison United NL	800,000	79,682
*	MXL, Ltd.	2,132,080	112,990
#	MYOB, Ltd.	1,540,742	1,661,846
	Namoi Cotton Cooperative, Ltd.	176,490	95,115
	National Can Industries, Ltd.	97,017	139,343
	National Hire Group, Ltd.	102,000	141,429
	New Hope Corp., Ltd.	3,369,563	4,817,722
# *	Nexus Energy, Ltd.	1,775,189	1,813,350
*	Niagara Mining, Ltd.	1,071,981	1,093,616
# *	Nido Petroleum, Ltd.	3,072,766	740,409
*	North Australian Diamonds, Ltd.	3,646,488	123,329
*	Norwood Abbey, Ltd.	326,063	21,956
# *	Novogen, Ltd.	391,594	736,036
#	Nufarm, Ltd.	287,774	3,359,772
*	NuSep, Ltd.	17,442	4,766
# *	Nylex, Ltd.	146,174	156,555
	Oakton, Ltd.	351,231	1,826,122
*	Occupational & Medical Innovations, Ltd.	31,208	16,021
# *	Oceana Gold, Ltd.	2,772,696	1,901,294
*	Optiscan Imaging, Ltd.	37,101	13,877
# *	Orbital Corp., Ltd.	1,883,099	405,798
	OrotonGroup, Ltd.	79,968	218,460
	Over Fifty Group, Ltd.	38,567	73,945
	Oxiana, Ltd.	561,711	1,528,271
	Pacific Brands, Ltd.	2,102,119	6,030,512
# *	Paladin Resources, Ltd.	478,996	3,467,504
# *	Pan Australian Resources, Ltd.	5,869,638	3,025,970
*	Pan Pacific Petroleum NL	491,700	95,705
*	Panbio, Ltd.	58,078	16,043
	Paperlinx, Ltd.	1,840,157	6,288,808
*	Payce Consolidated, Ltd.	29,670	71,985
	PCH Group, Ltd.	730,056	538,052
#	Peet, Ltd.	923,558	3,058,117
*	People Telecom, Ltd.	535,431	30,666
# *	Peplin, Ltd.	242,000	167,927
# *	Peptech, Ltd.	686,367	866,516
	Perilya, Ltd.	780,778	2,712,749
# *	Perseverance Corp., Ltd.	2,968,383	804,504
*	Petra Diamonds, Ltd.	65,193	203,516
# *	Petsec Energy, Ltd.	639,916	792,039
*	Pharmaxis, Ltd.	774,099	2,178,488

*	Planet Gas, Ltd.	735,200	273,715
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	772,845	1,228,550
*	PMP, Ltd.	1,261,196	1,826,127
*	Polartechnics, Ltd.	320,423	146,273
#	Port Bouvard, Ltd.	433,220	834,635
*	Portman, Ltd.	170,507	1,046,745
	PPK Group, Ltd.	99,965	65,533
*	Prana Biotechnology, Ltd.	195,424	59,028
# *	Precious Metals Australia, Ltd.	370,865	688,341
#	Primary Health Care, Ltd.	530,504	5,446,425
	Prime Television, Ltd.	416,327	1,309,300
# *	Primelife Corp., Ltd.	673,327	638,052
# *	Progen Pharmaceuticals, Ltd.	190,880	903,641
	Programmed Maintenance Service, Ltd.	369,399	1,868,357
# *	pSvida, Ltd.	1,918,197	262,406
	Queensland Cotton Holdings, Ltd.	109,244	531,823
#	Ramsay Health Care, Ltd.	430,216	4,034,351
	Raptis Group, Ltd.	12,000	11,810
	RCR Tomlinson, Ltd.	448,851	834,394
#	Reckon, Ltd.	117,500	118,769
# *	Redflex Holdings, Ltd.	365,903	995,765
*	Redport, Ltd.	1,380,196	251,431
#	Reece Australia, Ltd.	251,463	5,879,021
*	Renison Consolidated Mines NL	1,364,371	83,882
*	Repcol, Ltd.	554,848	45,944
# *	Resolute Mining, Ltd.	965,575	1,141,742
*	Resonance Health, Ltd.	51,212	849
*	Resource Pacific Holdings, Ltd.	860,300	1,356,853
#	Ridley Corp., Ltd.	1,186,778	1,215,316
# *	Riversdale Mining, Ltd.	592,839	1,176,744
# *	Roc Oil Co., Ltd.	1,247,124	3,440,403
	Rock Building Society, Ltd.	25,092	114,664
	Ross Human Directions, Ltd.	143,511	71,772
*	Rubicon Resources, Ltd.	50,129	6,642
#	Ruralco Holdings, Ltd.	68,360	235,780
#	SAI Global, Ltd.	600,131	1,842,043
*	Salinas Energy, Ltd.	684,885	226,594
*	Sally Malay Mining, Ltd.	747,085	3,017,352
#	Salmat, Ltd.	491,833	1,773,003
*	Samson Oil & Gas, Ltd.	677,329	115,339
*	Scarborough Minerals P.L.C. CDI	43,536	54,073
	Schaffer Corp., Ltd.	33,766	216,363
	SDI, Ltd.	371,254	178,449
#	Select Harvests, Ltd.	164,364	1,467,324
# *	Senetas Corp., Ltd.	1,846,596	276,714
#	Servcorp, Ltd.	271,007	1,061,317
	Service Stream, Ltd.	719,455	1,130,970
# *	Shield Mining, Ltd.	72,292	20,775
# *	Silex System, Ltd.	568,711	5,172,796
# *	Sino Gold Mining, Ltd.	722,503	3,597,554
*	Sino Strategic International, Ltd.	130,864	298,386
# *	Sirtex Medical, Ltd.	216,786	650,497
#	Skilled Group, Ltd.	421,410	1,797,125
#	Smorgon Steel Group, Ltd.	3,274,819	7,304,567
	SMS Management & Technology, Ltd.	264,793	1,316,159
#	Southern Cross Broadcasting (Australia), Ltd.	273,824	3,812,469
*	Southern Pacific Petroleum NL	698,740	—

	SP Telemedia, Ltd.	1,630,898	1,248,574
	Specialty Fashion Group, Ltd.	807,082	1,017,651
*	Sphere Investments, Ltd.	403,662	964,134
*	Sphere Investments, Ltd.	7,616	—
#	Spotless Group, Ltd.	904,373	3,641,404
*	ST Synergy, Ltd.	33,420	24,688
# *	St. Barbara, Ltd.	3,302,450	1,363,055
#	Staging Connections Group, Ltd.	256,027	339,687
*	Staging Connections Group, Ltd. - New	51,205	68,052
# *	Starpharma Holdings, Ltd.	497,958	161,109
	Straits Resources, Ltd.	799,500	2,605,591
*	Strategic Minerals Corp. NL	358,100	40,028
*	Strathfield Group, Ltd.	492,553	16,829
*	Structural Systems, Ltd.	20,700	44,431
	Stuart Petroleum, Ltd.	201,731	158,734
#	STW Communications Group, Ltd.	865,493	2,147,790
# *	Sundance Resources, Ltd.	5,993,157	1,238,071
#	Sunland Group, Ltd.	1,253,299	3,819,370
#	Super Cheap Auto Group, Ltd.	444,706	1,662,084
#	Sydney Attractions Group, Ltd.	83,067	392,349
*	Sydney Gas, Ltd.	661,636	184,059
#	Symex Holdings, Ltd.	311,160	135,238
	Talent2 International, Ltd.	399,414	891,221
# *	Tamaya Resources, Ltd.	1,972,779	361,030
*	Tandou, Ltd.	10,230	3,570
# *	Tap Oil, Ltd.	626,490	892,968
	Tassal Group, Ltd.	519,693	1,390,088
	Technology One, Ltd.	1,235,590	1,061,028
*	Tectonic Resources NL	259,183	22,441
#	Ten Network Holdings, Ltd.	1,658,273	4,267,794
*	Tennant Creek Gold, Ltd.	418,423	175,003
*	TFS Corp., Ltd.	576,300	373,064
	Thakral Holdings Group	2,527,142	2,171,609
	The Reject Shop, Ltd.	106,726	1,184,525
#	Timbercorp, Ltd.	1,270,296	2,007,666
*	Toodyay Resources, Ltd.	20,163	436
*	Tooth & Co., Ltd.	153,000	7,982
*	Tower Australia Group, Ltd.	626,340	1,195,296
# *	Tox Free Solutions, Ltd.	256,486	538,126
#	Transfield Services, Ltd.	768,280	7,753,833
	Troy Resources NL	211,665	456,945
	Trust Co., Ltd.	75,179	760,720
*	Unilife Medical Solutions, Ltd.	544,389	126,939
*	Union Resources, Ltd.	1,290,000	33,005
#	United Group, Ltd.	393,438	5,470,174
*	Universal Resources, Ltd.	109,414	9,544
# *	Unwired Group, Ltd.	892,774	221,704
	UXC, Ltd.	756,873	1,404,889
#	Veda Advantage, Ltd.	921,433	2,714,910
# *	Ventracor, Ltd.	1,048,486	695,286
*	Victoria Petroleum NL	747,800	126,851
*	View Resources, Ltd.	1,186,369	425,738
# *	Village Life, Ltd.	203,651	10,945
	Village Roadshow, Ltd.	604,343	1,580,232
#	Vision Group Holdings, Ltd.	297,734	699,696
	Waterco, Ltd.	34,448	41,745
	Watpac, Ltd.	416,151	1,865,720
#	Wattyl, Ltd.	378,352	1,049,491

# *	Webjet, Ltd.	1,295,731	349,962
	Webster, Ltd.	128,392	140,381
*	Wedgetail Mining, Ltd.	904,454	112,951
*	Wentworth Holdings, Ltd.	316,666	72,825
# *	Western Areas NL	694,336	3,352,370
#	WHK Group, Ltd.	955,148	2,204,980
	Wide Bay Australia, Ltd.	47,718	495,998
#	Willmott Forests, Ltd.	51,672	71,256
TOTAL COMMON STOCKS			572,517,544

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	334,417	874,937

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,804	806
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	39,528
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Options 02/08/12	14,656	5,704
*	Chrome Corp., Ltd. Options 09/30/09	32,000	27
*	Cluff Resources Pacific NL Rights 06/07/07	303,915	629
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	199
*	Geodynamics, Ltd. Warrants 01/31/08	71,334	12,109
*	Gold Aura, Ltd. Options 03/31/09	10,274	306
*	Havilah Resources NL Issue 2007 Warrants 04/30/10	2,017	2,054
*	Horizon Oil, Ltd. Options 02/28/08	132,777	14,293
*	IBA Health, Ltd. Rights 06/01/07	560,703	41,786
*	Macmin Silver, Ltd. Options 10/30/08	56,483	5,612
*	MFS Diversified Group Rights 06/15/07	63,782	3,169
*	Morning Star Gold NL Options 12/31/08	12,500	942
*	Nylex, Ltd. Options 12/08/09	37,267	7,406
*	Oceana Gold, Ltd. Options 01/01/09	377,098	56,206
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	9,772
*	Progen Pharmaceuticals, Ltd. Rights 06/18/07	19,743	—
*	Victoria Petroleum NL Rights 01/31/10	127,012	9,045
TOTAL RIGHTS/WARRANTS			209,593
TOTAL — AUSTRALIA			573,602,074

HONG KONG — (23.1%)
COMMON STOCKS — (23.1%)
*	139 Holdings, Ltd.	620,000	23,375
	ABC Communications (Holdings), Ltd.	930,000	107,242
	Aeon Credit Service (Asia) Co., Ltd.	740,000	645,787
	Alco Holdings, Ltd.	1,468,000	777,883
	Allan International Holdings, Ltd.	592,000	99,240
	Allied Group, Ltd.	683,200	2,128,238
# *	Allied Properties, Ltd.	1,268,600	1,636,607
*	A-Max Holdings, Ltd.	16,500,000	464,841
	AMVIG Holdings, Ltd.	2,109,000	2,020,323
*	Anex International Holdings, Ltd.	152,000	10,628
*	Applied Development Holdings, Ltd.	1,243,000	95,497
*	APT Satellite Holdings, Ltd.	850,000	237,679
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,970
*	Artfield Group, Ltd.	466,000	93,119
	Arts Optical International Holdings, Ltd.	730,000	314,542
*	Asia Commercial Holdings, Ltd.	72,800	8,500

	Asia Financial Holdings, Ltd.	2,768,908	1,519,877
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	2,046,219
*	Asia Standard Hotel Group, Ltd.	25,610,000	526,764
	Asia Standard International Group, Ltd.	17,351,298	647,806
*	Asia TeleMedia, Ltd.	2,832,000	330,852
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	36,514
	Asia Zirconium, Ltd.	1,164,000	226,587
*	Asian Union New Media Group, Ltd.	28,920,000	887,425
*	Associated International Hotels, Ltd.	974,000	1,620,385
	Automated Systems Holdings, Ltd.	340,000	112,687
*	B.A.L. Holdings, Ltd.	406	28
	Baltrans Holdings, Ltd.	676,000	442,063
*	Beijing Development (Hong Kong), Ltd.	166,000	98,573
*	Bestway International Holdings, Ltd.	801,600	52,438
	Bossini International Holdings, Ltd.	3,871,500	292,061
	Bright International Group, Ltd.	710,000	67,241
*	Build King Holdings, Ltd.	375,756	31,144
	C C Land Holdings, Ltd.	3,748,000	2,573,069
	Cafe de Coral Holdings, Ltd.	1,516,000	2,762,488
*	Capital Estate, Ltd.	14,160,000	268,016
	Capital Strategic Investment, Ltd.	12,032,500	616,384
*	Carico Holdings, Ltd.	2,948	200
	Cash Financial Services Group, Ltd.	427,018	29,440
*	Casil Telecommunications Holdings, Ltd.	1,420,000	290,589
*	CATIC International Holdings, Ltd.	5,332,000	431,508
	CCT Telecom Holdings, Ltd.	1,724,970	278,287
	CEC International Holdings, Ltd.	220,279	7,936
*	Celestial Asia Securities Holdings, Ltd.	639,054	40,142
	Century City International Holdings, Ltd.	39,346,000	1,731,626
	Champion Technology Holdings, Ltd.	4,271,748	962,735
	Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	4,714,637
	Chen Hsong Holdings, Ltd.	1,576,000	1,143,914
	Cheuk Nang (Holdings), Ltd.	246,825	264,855
	Chevalier International Holdings, Ltd.	733,482	839,382
	Chevalier Pacific Holdings, Ltd.	355,250	300,616
*	Chia Hsin Cement Greater China Holding Corp.	642,000	168,461
*	China Aerospace International Holdings, Ltd.	4,955,400	1,180,820
*	China Best Group Holding, Ltd.	9,296,000	241,341
*	China Credit Holdings, Ltd.	3,464,000	193,733
*	China Digicontent Co., Ltd.	2,710,000	3,471
*	China Electronics Corp. Holdings Co., Ltd.	890,250	154,883
#	China Everbright International, Ltd.	3,945,000	1,481,307
#	China Foods, Ltd.	4,150,000	2,676,955
#	China Gas Holdings, Ltd.	8,554,000	2,666,399
*	China Grand Forestry Resources, Ltd.	10,932,000	2,082,553
#	China Green (Holdings), Ltd.	1,785,000	1,688,233
*	China Haidian Holdings, Ltd.	4,610,000	528,877
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	248,687
# *	China Insurance International Holdings Co., Ltd.	3,562,000	5,566,108
*	China Investments Holdings, Ltd.	210,000	16,635
#	China Metal International Holdings, Ltd.	2,844,000	1,111,611
*	China Mining Resources Group, Ltd.	11,260,000	2,921,108
*	China Motion Telecom International, Ltd.	5,080,000	332,944
	China Motor Bus Co., Ltd.	74,000	593,927
*	China Oil & Gas Group, Ltd.	1,573,200	319,949
	China Oriental Group Co., Ltd.	6,922,974	2,547,777
*	China Pharmaceutical Group, Ltd.	3,810,000	1,463,969
	China Power International Development, Ltd.	6,754,000	3,638,238

	China Rare Earth Holdings, Ltd.	2,728,000	813,724
	China Resources Logic, Ltd.	7,086,000	1,339,568
*	China Rich Holdings, Ltd.	676,000	45,934
*	China Sciences Conservational Power, Ltd.	210,400	19,401
*	China Sci-Tech Holdings, Ltd.	278,600	14,309
*	China Seven Star Shopping, Ltd.	8,410,000	1,269,871
	China Shineway Pharmaceutical Group, Ltd.	2,204,000	1,768,788
# *	China Solar Energy Holdings, Ltd.	9,802,905	766,560
*	China Star Entertainment, Ltd.	440,292	26,539
#	China Wireless Technologies, Ltd.	2,576,000	1,144,551
# *	Chinese People Gas Holdings Co., Ltd.	7,760,000	894,416
	Chinney Investments, Ltd.	1,144,000	158,177
	Chitaly Holdings, Ltd.	550,000	110,683
#	Chong Hing Bank, Ltd.	1,197,000	2,760,964
	Chow Sang Sang Holdings International, Ltd.	1,513,680	1,226,310
	Chu Kong Shipping Development Co., Ltd.	1,584,000	635,540
	Chuang’s China Investments, Ltd.	3,082,500	476,890
	Chuang’s Consortium International, Ltd.	3,534,884	475,735
	Chun Wo Holdings, Ltd.	2,002,926	377,041
	Chung Tai Printing Holdings, Ltd.	548,000	82,943
# *	CITIC 21CN Co., Ltd.	8,720,000	1,788,614
# *	CITIC Resources Holdings, Ltd.	11,420,000	6,253,335
	City e-Solutions, Ltd.	186,000	32,518
# *	City Telecom (H.K.), Ltd.	1,402,000	391,417
# *	Clear Media, Ltd.	1,135,000	1,187,186
*	Climax International Co., Ltd.	40,700	1,486
	CNT Group, Ltd.	3,078,000	137,399
	Coastal Greenland, Ltd.	5,792,000	955,917
	COL Capital, Ltd.	480,240	349,936
#	Comba Telecom Systems Holdings, Ltd.	2,218,000	1,087,258
*	Compass Pacific Holdings, Ltd.	624,000	29,549
	Computer & Technologies Holdings, Ltd.	432,000	71,732
	Continental Holdings, Ltd.	98,825	16,604
	Convenience Retail Asia, Ltd.	64,000	28,302
#	COSCO International Holdings, Ltd.	3,463,600	2,471,436
	Coslight Technology International Group, Ltd.	1,134,000	763,339
	Cosmos Machinery Enterprises, Ltd.	1,616,400	284,657
*	Crocodile Garments, Ltd.	1,539,000	116,595
	Cross-Harbour Holdings, Ltd.	586,520	555,938
*	Culturecom Holdings, Ltd.	9,183,000	311,170
	Daisho Microline Holdings, Ltd.	1,236,000	312,306
*	Dan Form Holdings Co., Ltd.	2,866,600	306,135
*	Daqing Petroleum & Chemical Group, Ltd.	8,037,500	591,425
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	173,670
#	Dickson Concepts International, Ltd.	816,630	972,547
#	Digital China Holdings, Ltd.	2,170,000	1,043,941
# *	DVN Holdings, Ltd.	2,398,516	576,401
*	Dynamic Global Holdings, Ltd.	3,522,000	18,944
	Dynamic Holdings, Ltd.	384,000	169,450
#	Dynasty Fine Wines Group, Ltd.	2,330,000	1,037,959
	Eagle Nice (International) Holdings, Ltd.	70,000	21,295
*	Easyknit Enterprises Holdings, Ltd.	2,930,000	1,050,657
*	Easyknit International Holdings, Ltd.	1,299,716	93,212
	EcoGreen Fine Chemical Group	1,112,000	538,997
*	Eforce Holdings, Ltd.	2,620,000	134,750
	EganaGoldpfeil Holdings, Ltd.	4,121,757	3,105,300
*	E-Kong Group, Ltd.	620,000	86,663
*	Emperor Capital Group, Ltd.	749,672	121,930

	Emperor Entertainment Hotel, Ltd.	2,410,000	552,474
	Emperor International Holdings, Ltd.	3,748,360	1,190,653
*	Enerchina Holdings, Ltd.	3,068,800	228,269
*	ENM Holdings, Ltd.	3,816,000	302,582
*	EPI (Holdings), Ltd.	157,951	14,834
# *	eSun Holdings, Ltd.	2,167,600	1,739,223
*	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,193,148
*	Ezcom Holdings, Ltd.	72,576	446
	Fairwood Holdings, Ltd.	316,600	440,929
#	Far East Consortium International, Ltd.	4,040,750	1,681,725
*	Far East Hotels & Entertainment, Ltd.	1,853,000	105,558
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	331,357
	First Pacific Co., Ltd.	6,992,000	5,003,147
*	First Sign International Holdings, Ltd.	1,424,000	61,341
#	Fong’s Industries Co., Ltd.	1,470,000	1,099,027
*	Forefront International Holdings, Ltd.	658,000	33,286
*	Fortuna International Holdings, Ltd.	140,160	15,383
*	Founder Holdings, Ltd.	2,350,000	253,407
#	Fountain Set Holdings, Ltd.	2,150,000	780,810
	Four Seas Food Investment Holdings, Ltd.	347,184	53,181
	Four Seas Mercantile Holdings, Ltd.	592,000	333,587
*	Frasers Property China, Ltd.	16,477,000	654,418
*	Freeman Corp., Ltd.	260,491	6,809
#	FU JI Food & Catering Services	1,321,000	4,509,828
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,720,961
*	Fujian Holdings, Ltd.	237,800	21,458
	Fujikon Industrial Holdings, Ltd.	912,000	246,789
# *	Fushan International Energy Group, Ltd.	5,614,000	2,500,098
#	Geely Automobile Holdings, Ltd.	7,350,000	1,234,332
*	Genesis Energy Holdings, Ltd.	5,810,000	391,366
*	Get Nice Holdings, Ltd.	1,566,000	170,508
*	GFT Holdings, Ltd.	192,000	5,238
	Giordano International, Ltd.	4,322,000	1,988,776
	Global Bio-Chem Technology Group Co., Ltd.	6,180,000	2,412,416
	Global Green Tech Group, Ltd.	2,674,000	456,269
*	Global Tech (Holdings), Ltd.	5,612,000	35,935
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,449,610
	Gold Peak Industries (Holdings), Ltd.	1,059,250	214,693
*	Goldbond Group Holdings, Ltd.	2,609,500	389,399
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	89,278
*	Golden Meditech Company, Ltd.	1,500,119	717,426
	Golden Resorts Group, Ltd.	16,420,000	1,755,887
	Golden Resources Development International, Ltd.	1,456,500	83,293
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	614,975
	Golik Holdings, Ltd.	930,500	48,984
#	Grande Holdings, Ltd.	882,000	420,068
	Group Sense (International), Ltd.	2,448,000	178,463
	Guangnan Holdings, Ltd.	1,779,600	439,927
	Guangzhou Investment Co., Ltd.	3,476,000	923,904
*	Guo Xin Group, Ltd.	3,640,000	194,462
	GZI Transport, Ltd.	3,084,000	2,192,587
	Hang Fung Gold Technology, Ltd.	1,860,482	325,031
	Hang Ten Group Holdings, Ltd.	1,705,850	165,933
*	Hans Energy Co., Ltd.	6,376,000	1,030,516
	Harbour Centre Development, Ltd.	593,000	1,078,430
# *	Heng Tai Consumables Group, Ltd.	2,798,000	703,878

*	Hi Sun Technology (China), Ltd.	3,684,000	1,130,724
	High Fashion International, Ltd.	268,000	90,252
	HKC (Holdings), Ltd.	10,179,771	2,581,653
#	HKR International, Ltd.	3,715,936	2,621,385
#	Hon Kwok Land Investment Co., Ltd	1,132,535	457,845
*	Honesty Treasure International Holdings, Ltd.	6,280,000	239,256
	Hong Kong Catering Management, Ltd.	542,796	89,576
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	885,199
*	Hong Kong Parkview Group, Ltd.	1,130,000	86,829
*	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	16,441
	Hongkong Chinese, Ltd.	3,320,000	914,567
*	Hop Hing Holdings, Ltd.	660,265	53,011
	Hsin Chong Construction Group, Ltd.	1,569,658	275,805
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	588,532
	Huabao International Holdings, Ltd.	19,300	13,967
	Huafeng Textile International Group, Ltd.	1,496,400	143,343
*	Hualing Holdings, Ltd.	12,708,000	1,414,449
#	Hung Hing Printing Group, Ltd.	1,603,275	905,087
	Hutchison Harbour Ring, Ltd.	17,106,000	1,512,009
*	Hycomm Wireless, Ltd.	4,709,000	127,692
*	I.T, Ltd.	2,734,000	524,711
	I-Cable Communications, Ltd.	4,440,000	1,005,039
*	IDT International, Ltd.	6,240,183	398,170
*	Imagi International Holdings, Ltd.	3,037,000	930,226
#	Integrated Distribution Services Group, Ltd.	775,000	2,358,524
*	Interchina Holdings Co., Ltd.	15,155,000	289,186
	IPE Group, Ltd.	1,740,000	293,036
	ITC Corp., Ltd.	4,553,728	447,973
*	Jinhui Holdings Co., Ltd.	1,348,000	822,999
	Jiuzhou Development Co., Ltd.	2,632,000	493,326
	Joyce Boutique Holdings, Ltd.	1,530,000	80,298
*	Junefield Department Store Group, Ltd.	256,000	11,803
	K Wah International Holdings, Ltd.	6,049,698	2,092,022
	Kader Holdings Co., Ltd.	545,600	32,720
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	58,014
#	Kantone Holdings, Ltd.	7,527,435	645,566
*	Karl Thomson Holdings, Ltd.	1,238,000	429,382
	Karrie International Holdings, Ltd.	1,024,000	276,969
	Keck Seng Investments (Hong Kong), Ltd.	924,600	904,619
	Kee Shing Holdings	886,000	110,161
	Kin Yat Holdings, Ltd.	586,000	172,764
	King Fook Holdings, Ltd.	1,000,000	91,970
*	King Pacific International Holdings, Ltd.	1,404,200	21,939
#	Kingdee International Software Group Co., Ltd.	638,000	578,219
	Kingmaker Footwear Holdings, Ltd.	1,476,955	178,065
#	Kingway Brewery Holdings, Ltd.	3,834,000	1,689,642
*	Kong Sun Holdings, Ltd.	2,198,000	7,037
*	KPI Co., Ltd.	396,000	22,067
	KTP Holdings, Ltd.	560,400	53,800
*	Kwoon Chung Bus Holdings, Ltd.	556,000	87,621
	Lai Fung Holdings, Ltd.	18,003,000	989,966
*	Lai Sun Development Co., Ltd.	36,841,000	1,371,468
*	Lai Sun Garment (International), Ltd.	4,010,000	365,152
	Lam Soon (Hong Kong), Ltd.	302,310	197,622
	Le Saunda Holdings, Ltd.	1,424,000	444,133
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,958
#	Lee & Man Holdings, Ltd.	1,780,000	558,989
	Lerado Group (Holding) Co., Ltd.	1,602,000	217,151

*	LifeTec Group, Ltd.	3,969,000	169,556
	Lippo, Ltd.	1,171,760	1,104,781
	Liu Chong Hing Investment, Ltd.	829,200	1,280,711
	Luen Thai Holdings, Ltd.	1,345,000	220,985
	Luk Fook Holdings (International), Ltd.	1,192,000	513,801
#	Luks Industrial Group, Ltd.	1,301,555	2,197,681
	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	792,988
*	M Dream Inworld Group, Ltd.	3,054	4
*	Macau Prime Properties Holdings, Ltd.	5,460,920	523,347
#	Macau Success, Ltd.	5,560,000	555,892
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	109,485
*	Mae Holdings, Ltd.	11,100	1,340
	Magnificent Estates, Ltd.	12,744,000	550,050
*	Magnum International Holdings, Ltd.	112,500	21,689
	Mainland Headwear Holdings, Ltd.	765,600	308,059
	Man Yue International Holdings, Ltd.	1,084,000	359,979
	Matrix Holdings, Ltd.	943,947	232,480
	Matsunichi Communications Holdings, Ltd.	1,276,000	817,064
	Mei Ah Entertainment Group, Ltd.	1,142,000	154,957
	Melbourne Enterprises, Ltd.	45,500	314,792
	Midas International Holdings, Ltd.	774,000	45,462
#	Midland Holdings, Ltd.	2,078,000	1,363,739
	Min Xin Holdings, Ltd.	1,137,200	639,217
#	Mingyuan Medicare Development Co., Ltd.	6,730,000	758,054
# *	Minmetals Resources, Ltd.	4,563,780	2,045,218
*	Mirabell International Holdings, Ltd.	436,000	470,674
	Miramar Hotel & Investment Co., Ltd.	788,000	1,438,642
*	Mongolia Energy Corporation, Ltd.	1,817,884	2,041,094
*	Morning Star Resources, Ltd.	1,845,000	55,054
*	Moulin Global Eyecare Holdings, Ltd.	699,274	—
*	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	465,033
# *	Nan Hai Corp., Ltd.	188,572,743	8,060,189
	Nanyang Holdings, Ltd.	137,500	261,128
	National Electronics Holdings, Ltd.	2,156,000	148,408
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,138,418
#	Neo-China Group (Holdings), Ltd.	14,240,000	2,609,441
	New Century Group Hong Kong, Ltd.	2,880,920	408,248
*	New Island Printing Holdings, Ltd.	176,000	23,667
*	New Smart Energy Group, Ltd.	432,800	28,213
	New World Mobile Holdings, Ltd.	22,140	20,361
	Newocean Green Energy Holdings, Ltd.	513,120	61,679
	Next Media, Ltd.	6,410,000	2,053,435
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	192,349
#	Norstar Founders Group, Ltd.	3,256,000	1,414,853
# *	Onfem Holdings, Ltd.	1,780,000	370,502
*	Orient Power Holdings, Ltd.	804,000	19,357
#	Oriental Press Group, Ltd.	6,256,000	1,226,784
	Oriental Watch Holdings, Ltd.	610,000	137,825
#	Pacific Andes International Holdings, Ltd.	3,104,000	976,892
	Pacific Basin Shipping, Ltd.	4,252,000	4,526,285
#	Pacific Century Insurance Holdings, Ltd.	1,818,000	1,897,001
	Pacific Century Premium Developments, Ltd.	6,470,000	2,029,528
*	Pacific Plywood Holdings, Ltd.	886,000	43,118
	Paliburg Holdings, Ltd.	16,858,000	829,067
	Paul Y Engineering Group, Ltd.	62,822	10,844
	Peace Mark Holdings, Ltd.	2,738,022	3,330,883
*	Pearl Oriental Innovation, Ltd.	775,200	182,137
	Pegasus International Holdings, Ltd.	226,000	37,610

	Perfectech International Holdings, Ltd.	571,450	64,268
	Pico Far East Holdings, Ltd.	3,238,000	1,030,755
#	Playmates Holdings, Ltd.	5,047,000	730,484
	Pokfulam Development Co., Ltd.	234,000	147,681
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	313,264
#	Poly Hong Kong Investment, Ltd.	3,438,000	1,823,783
*	Poly Investments Holdings, Ltd.	267,000	75,169
#	Ports Design, Ltd.	1,507,500	4,412,719
*	Premium Land, Ltd.	645,000	87,978
#	Prime Success International Group, Ltd.	4,538,000	3,079,175
	Proview International Holdings, Ltd.	1,584,884	272,058
#	Public Financial Holdings, Ltd.	2,876,000	2,266,697
	PYI Corp., Ltd.	4,094,129	1,798,327
*	Pyxis Group, Ltd.	1,936,000	116,878
	Qin Jia Yuan Media Services Co., Ltd.	1,295,000	639,134
*	QPL International Holdings, Ltd.	2,009,000	198,467
	Quality Healthcare Asia, Ltd.	478,995	249,498
	Raymond Industrial, Ltd.	675,400	140,183
#	Regal Hotels International Holdings, Ltd.	24,144,000	2,194,678
*	Riche Multi-Media Holdings, Ltd.	706,000	63,290
	Rivera Holdings, Ltd.	5,710,000	453,384
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,149,189
	Roadshow Holdings, Ltd.	1,456,000	141,756
	S.A.S. Dragon Holdings, Ltd.	1,696,000	242,686
#	Sa Sa International Holdings, Ltd.	3,260,000	1,034,593
	Safety Godown Co., Ltd.	408,000	243,744
*	San Miguel Brewery Hong Kong, Ltd.	612,800	145,579
*	Sanyuan Group, Ltd.	415,000	7,972
	SCMP Group, Ltd.	4,380,000	1,819,603
	Sea Holdings, Ltd.	832,000	540,662
*	Seapower Resources International, Ltd.	16,551,680	678,754
*	SEEC Media Group, Ltd.	2,550,000	128,578
# *	Shanghai Allied Cement, Ltd.	1,152,080	285,461
	Shanghai Real Estates, Ltd.	5,678,000	2,062,156
*	Shanghai Zenghai Property, Ltd.	13,402,000	910,665
	Shaw Brothers Hong Kong, Ltd.	780,000	1,811,765
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,254,172	1,031,812
#	Shenyin Wanguo (Hong Kong), Ltd.	1,212,500	1,017,997
#	Shenzhen International Holdings, Ltd.	29,925,000	3,104,419
	Shougang Concord Century Holdings, Ltd.	3,916,000	475,671
*	Shougang Concord Grand (Group), Ltd.	2,451,000	288,038
# *	Shougang Concord International Enterprises Co., Ltd.	16,002,000	2,540,384
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	364,697
#	Shui On Construction & Materials, Ltd.	736,000	2,076,235
*	Shun Ho Resources Holdings, Ltd.	483,000	54,131
*	Shun Ho Technology Holdings, Ltd.	1,037,452	123,923
#	Silver Grant International Industries, Ltd.	5,033,000	1,514,203
*	Sincere Co., Ltd.	505,500	31,782
	Sing Tao News Corp., Ltd.	1,842,000	303,058
#	Singamas Container Holdings, Ltd.	1,608,000	1,013,021
	Sino Biopharmaceutical, Ltd.	5,880,000	1,069,522
*	Sino Gas Group, Ltd.	3,277,600	281,609
	Sino Golf Holdings, Ltd.	438,000	50,485
*	Sino Prosper Holdings, Ltd.	2,390,000	131,614
*	Sinocan Holdings, Ltd.	350,000	1,748
	SinoCom Software Group, Ltd.	2,676,000	564,547
*	Sino-i Technology, Ltd.	51,703,158	1,643,557

#	Sinolink Worldwide Holdings, Ltd.	8,839,800	2,274,808
	Sinopec Kantons Holdings, Ltd.	2,788,000	1,062,235
# *	Skyfame Realty Holdings, Ltd.	2,737,750	659,154
	Skyworth Digital Holdings, Ltd.	5,920,000	911,935
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,497,039
*	SMI Publishing Group, Ltd.	250,511	481
*	Softbank Investment International (Strategic), Ltd.	7,398,000	243,991
	Solartech International Holdings, Ltd.	49,600	5,539
#	Solomon Systech International, Ltd.	6,810,000	880,645
	South China Financial Holdings	4,872,000	118,073
	South China Industries, Ltd.	1,124,000	293,428
	Southeast Asia Properties & Finance, Ltd.	263,538	62,438
	Starlight International Holdings, Ltd.	1,903,792	614,516
	Starlite Holdings, Ltd.	694,000	52,779
	Stelux Holdings International, Ltd.	1,307,702	139,190
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	151,106
	Sun Hung Kai & Co., Ltd.	3,373,600	3,162,967
	Sun Innovation Holdings, Ltd.	14,203	3,218
	Sunway International Holdings, Ltd.	866,000	48,364
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	104,180
#	Symphony Holdings, Ltd.	4,305,000	607,638
	Tack Fat Group International, Ltd.	4,448,000	722,811
	Tack Hsin Holdings, Ltd.	542,000	35,431
	Tai Cheung Holdings, Ltd.	1,641,000	1,252,951
	Tai Fook Securities Group, Ltd.	1,506,000	743,062
	Tai Sang Land Development, Ltd.	576,984	255,774
*	Tak Shun Technology Group, Ltd.	3,723,200	400,526
	Tak Sing Alliance Holdings, Ltd.	2,909,865	1,344,844
#	Tan Chong International, Ltd.	1,212,000	387,361
*	TCC International Holdings, Ltd.	1,124,000	744,101
# *	TCL Communication Technology Holdings, Ltd.	5,930,000	274,125
# *	TCL Multimedia Technology Holdings, Ltd.	9,606,000	838,380
*	Technology Venture Holdings, Ltd.	586,000	45,750
	Techtronic Industries Co., Ltd.	1,010,000	1,425,118
*	Termbray Industries International (Holdings), Ltd.	2,304,900	224,337
	Tern Properties Co., Ltd.	61,200	28,999
	Texhong Textile Group, Ltd.	1,930,000	355,412
	Texwinca Holdings, Ltd.	3,610,000	2,588,248
*	The Sun’s Group, Ltd.	17,004	4,631
	Tian An China Investments Co., Ltd.	3,081,275	2,281,708
	Tian Teck Land, Ltd.	1,098,000	787,624
	Tianjin Development Holdings, Ltd.	2,484,000	2,751,639
*	Tidetime Sun (Group), Ltd.	196,280	6,486
*	Titan Petrochemicals Group, Ltd.	10,420,000	1,157,611
*	Tomorrow International Holdings, Ltd.	129,642	78,615
	Tongda Group Holdings, Ltd.	8,210,000	661,847
	Tonic Industries Holdings, Ltd.	1,380,000	58,870
#	Top Form International, Ltd.	2,760,000	502,532
*	Topsearch International (Holdings), Ltd.	234,000	30,289
	Tristate Holdings, Ltd.	188,000	62,599
	Truly International Holdings, Ltd.	1,288,000	1,569,719
	Tungtex (Holdings) Co., Ltd.	910,000	248,169
*	Tysan Holdings, Ltd.	1,040,773	95,936
*	United Power Investment, Ltd.	5,696,000	408,462
	Universe International Holdings, Ltd.	573,339	15,540
*	Upbest Group, Ltd.	3,280,000	1,007,640
	U-Right International Holdings, Ltd.	4,746,000	224,418

	USI Holdings, Ltd.	988,999	645,251
	Van Shung Chong Holdings, Ltd.	359,335	58,890
	Varitronix International, Ltd.	907,293	600,604
	Vedan International (Holdings), Ltd.	640,000	87,551
	Veeko International Holdings, Ltd.	1,420,000	44,652
#	Victory City International Holdings, Ltd.	1,787,856	755,799
	Vital Biotech Holdings, Ltd.	470,000	25,355
	Vitasoy International Holdings, Ltd.	2,805,000	1,251,262
# *	VODone, Ltd.	2,216,000	955,684
# *	Vongroup, Ltd.	7,170,000	1,069,199
	VS International Group, Ltd.	1,068,000	57,943
*	VST Holdings, Ltd.	2,202,000	972,326
	Vtech Holdings, Ltd.	657,000	4,794,594
	Wah Ha Realty Co., Ltd.	278,600	90,982
*	Wah Nam International Holdings, Ltd.	38,696	3,766
	Wai Kee Holdings, Ltd.	2,057,738	806,787
	Wang On Group, Ltd.	9,344,460	957,369
*	Warderly International Holdings, Ltd.	520,000	31,965
*	Wellnet Holdings, Ltd.	2,553,200	495,930
*	Willie International Holdings, Ltd.	9,856,000	201,564
*	Winfoong International, Ltd.	1,210,000	111,135
	Wing On Co. International, Ltd.	802,000	1,323,541
*	Wing Shan International, Ltd.	896,000	69,146
	Wong’s International (Holdings), Ltd.	737,641	88,272
*	Wonson International Holdings, Ltd.	202,000	48,688
*	World Houseware (Holdings), Ltd.	605,700	15,126
#	Xinyi Glass Holding Co., Ltd.	3,170,000	2,503,965
	Y. T. Realty Group, Ltd.	965,000	199,672
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	116,319
*	Yaohan International Holdings, Ltd.	974,000	—
*	Yau Lee Holdings, Ltd.	534,000	54,026
	YGM Trading, Ltd.	284,000	219,456
	Yip’s Chemical Holdings, Ltd.	1,176,000	783,736
	Yugang International, Ltd.	21,940,000	829,044
*	Yunnan Enterprises Holdings, Ltd.	240,000	29,131
TOTAL COMMON STOCKS			345,931,998

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	28,755
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	18,134
*	Cheuk Nang (Holdings), Ltd. Warrants 04/30/08	11,097	3,766
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	25,694
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	4,192
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	5,261
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,103
*	Kingway Brewery Holdings, Ltd. Rights 06/21/07	851,999	111,295
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	4,581
*	Pacific Andes International Holdings, Ltd. Rights 06/06/07	1,552,000	166,958
*	Paqing Petroleum and Chemical Warrants 04/18/08	1,607,500	34,997
*	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	1,017
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	39,419
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	270
TOTAL RIGHTS/WARRANTS			451,442
TOTAL — HONG KONG			346,383,440

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,796
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—
TOTAL — MALAYSIA			3,796

NEW ZEALAND — (2.4%)
COMMON STOCKS — (2.4%)
*	Abano Healthcare Group, Ltd.	31,300	74,562
	AFFCO Holdings, Ltd.	1,806,887	559,281
#	CanWest Media Works (NZ), Ltd.	333,144	590,597
	Cavalier Corp., Ltd.	283,674	661,602
	CDL Hotels New Zealand, Ltd.	1,387,344	827,330
	CDL Investments New Zealand, Ltd.	370,498	111,556
	Colonial Motor Co., Ltd.	126,795	336,722
	Ebos Group, Ltd.	149,477	586,761
#	Fisher & Paykel Appliances Holdings, Ltd.	1,161,792	3,334,898
#	Freightways, Ltd.	508,275	1,650,215
	Hallenstein Glassons Holdings, Ltd.	241,638	882,647
	Hellaby Holdings, Ltd.	225,492	657,422
	Horizon Energy Distribution, Ltd.	40,420	112,199
	Infratil, Ltd.	275,800	1,310,245
#	Mainfreight, Ltd.	376,510	2,042,006
	Michael Hill International, Ltd.	156,746	1,074,628
# *	New Zealand Oil & Gas, Ltd.	905,359	694,197
	New Zealand Refining Co., Ltd.	392,780	2,049,645
	Northland Port Corp. (New Zealand), Ltd.	219,997	524,305
	Nuplex Industries, Ltd.	327,516	1,738,923
#	Port of Tauranga, Ltd.	541,952	2,800,149
	Provenco Group, Ltd.	524,201	274,637
#	Pumpkin Patch, Ltd.	583,913	1,787,983
	Pyne Gould Guinness, Ltd.	874,384	1,204,617
	Restaurant Brand New Zealand, Ltd.	369,175	244,828
*	Richina Pacific, Ltd.	309,644	116,881
*	Rubicon, Ltd.	995,760	749,501
	Ryman Healthcare Group, Ltd.	2,079,995	3,918,512
	Sanford, Ltd.	418,047	1,401,934
	Scott Technology, Ltd.	60,843	97,240
*	Seafresh New Zealand, Ltd.	80,520	1,662
*	Skellerup Holdings, Ltd.	120,886	107,916
	South Port New Zealand, Ltd.	30,744	52,076
	Steel & Tube Holdings, Ltd.	379,638	1,318,714
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	43,793
*	Tenon, Ltd.	19,132	38,766
	Tourism Holdings, Ltd.	402,452	820,131
*	Tower, Ltd.	729,717	1,266,841
	Warehouse Group, Ltd.	45,000	207,194
TOTAL COMMON STOCKS			36,273,116

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	350,923	36,213
*	New Zealand Oil Rights 06/26/07	102,919	—
TOTAL RIGHTS/WARRANTS			36,213
TOTAL — NEW ZEALAND			36,309,329

SINGAPORE — (8.0%)
COMMON STOCKS — (8.0%)
*	Acma, Ltd.	3,040,700	238,580
*	Addvalue Technologies, Ltd.	1,043,000	86,432
#	Advanced Holdings, Ltd.	343,000	94,838
	AEM-Evertech Holdings, Ltd.	558,000	70,210
	Amtek Engineering, Ltd.	1,599,250	1,149,113
	Apollo Enterprises, Ltd.	193,000	210,785
	Aqua-Terra Supply Co., Ltd.	465,000	130,609
	Armstrong Industrial Corp.	1,460,000	359,222
*	ASA Group Holdings, Ltd.	586,000	38,178
*	ASI Marine Holdings, Ltd.	497,000	441,758
	Asia Environment Holdings, Ltd.	503,000	266,509
	A-Sonic Aerospace, Ltd.	626,996	99,312
	Aussino Group, Ltd.	967,000	227,309
*	Ban Joo - Company, Ltd.	550,000	51,912
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	649,587
	Best World International, Ltd.	246,000	165,238
	Beyonics Technology, Ltd.	1,945,800	694,440
	Bonvests Holdings, Ltd.	990,000	1,109,515
	BRC Asia, Ltd.	794,000	94,178
	Broadway Industrial Group, Ltd.	461,000	257,989
*	Brothers (Holdings), Ltd.	252,314	76,459
	Bukit Sembawang Estates, Ltd	214,002	1,702,187
	CEI Contract Manufacturing, Ltd.	432,000	52,498
	Cerebos Pacific, Ltd.	400,000	961,966
	CH Offshore, Ltd.	1,304,200	536,825
	Chemical Industries (Far East), Ltd.	105,910	62,324
#	China Dairy Group, Ltd.	1,502,000	470,127
	China Merchants Holdings Pacific, Ltd.	652,000	343,463
*	China Petrotech Holdings	460,000	148,524
	Chip Eng Seng Corp., Ltd.	1,775,000	705,138
	Chosen Holdings, Ltd.	1,284,000	138,927
	Chuan Hup Holdings, Ltd.	4,385,000	1,036,683
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	36,407
*	Compact Metal Industries, Ltd.	643,000	14,979
	Cougar Logistics Corp.	482,500	174,569
	Courts Singapore, Ltd.	495,000	204,501
#	Creative Technology Co., Ltd.	181,150	864,348
*	CSC Holdings, Ltd.	1,649,000	372,987
#	CSE Global, Ltd.	1,893,000	1,608,579
	CWT, Ltd.	1,384,500	802,893
#	Delong Holdings, Ltd.	814,000	1,946,252
	Eagle Brand Holdings, Ltd.	5,158,000	322,937
*	Eastern Asia Technology, Ltd.	1,844,260	128,825
*	Eastgate Technology, Ltd.	870,000	36,605
	ECS Holdings, Ltd.	1,375,000	566,796
	Ellipsiz, Ltd.	453,000	286,489
	Eng Wah Organisation, Ltd.	265,000	89,205
	Engro Corp., Ltd.	236,000	210,203
*	Enviro-Hub Holdings, Ltd.	876,666	268,240
# *	Eu Yan Sang International, Ltd.	182,000	75,300
*	Eucon Holdings, Ltd.	755,000	77,698
#	Ezra Holdings Pte, Ltd.	512,000	1,911,328
	Federal International (2000), Ltd.	502,000	202,234
*	Firstlink Investments Corp., Ltd.	995,000	69,174

	Food Empire Holdings, Ltd.	892,000	585,321
#	Freight Links Express Holdings, Ltd.	3,893,000	341,296
	Frontline Technologies Corp., Ltd.	3,170,000	344,387
# *	Fu Yu Manufacturing, Ltd.	2,273,750	418,547
	Fuji Offset Plates Manufacturing, Ltd.	33,750	11,023
	GB Holdings, Ltd.	200,000	135,120
	GK Goh Holdings, Ltd.	1,494,000	1,079,833
# *	Global Voice Group, Ltd.	2,054,000	267,220
#	Goodpack, Ltd.	1,592,000	2,212,467
	GP Industries, Ltd.	3,120,209	1,114,325
	Hersing Corp., Ltd.	385,500	101,523
	Hiap Moh Corp., Ltd.	34,874	11,173
#	Hi-P International, Ltd.	1,684,000	1,009,086
	Ho Bee Investment, Ltd.	1,471,000	2,162,348
# *	Hong Fok Corp., Ltd.	1,796,000	1,748,224
	Hong Leong Asia, Ltd.	1,048,000	1,828,339
	Hotel Grand Central, Ltd.	1,016,814	723,041
	Hotel Plaza, Ltd.	1,189,000	1,599,932
	Hotel Properties, Ltd.	1,675,000	6,750,385
	Hour Glass, Ltd.	311,372	285,377
#	HTL International Holdings, Ltd.	1,839,843	1,007,196
	Huan Hsin Holdings, Ltd.	1,138,400	450,732
	HupSteel, Ltd.	1,350,300	509,667
	Hwa Hong Corp., Ltd.	2,488,000	1,327,790
#	Hyflux, Ltd.	850,000	1,454,553
#	IDT Holdings, Ltd.	718,000	244,241
	IFS Capital, Ltd.	348,000	186,221
*	Inno-Pacific Holdings, Ltd.	680,000	19,905
	Innovalues, Ltd.	1,040,000	491,509
	Internet Technology Group, Ltd.	874,408	37,163
*	Interra Resources, Ltd.	37,086	8,071
	Intraco, Ltd.	292,500	94,481
	IPC Corp., Ltd.	700,000	79,163
	Isetan (Singapore), Ltd.	122,500	400,115
	Jadason Enterprises, Ltd.	1,108,000	162,184
*	Jasper Investments, Ltd.	2,267,000	44,760
#	Jaya Holdings, Ltd.	2,733,000	2,718,895
	JK Yaming International, Ltd.	907,000	225,356
	Jurong Cement, Ltd.	132,500	178,579
#	Jurong Technologies Industrial Corp., Ltd.	1,590,600	973,732
	K1 Ventures, Ltd.	5,340,500	1,078,407
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	3,281,224
	Khong Guan Flour Milling, Ltd.	19,000	41,207
	Kian Ann Engineering, Ltd.	868,000	154,126
	Kian Ho Bearings, Ltd.	781,500	136,534
	Kim Eng Holdings, Ltd.	1,061,000	1,234,446
	Koh Brothers, Ltd.	1,494,000	399,203
	KS Energy Services, Ltd.	371,000	745,547
*	L & M Group Investments, Ltd.	7,107,100	23,235
#	Labroy Marine, Ltd.	3,343,000	5,346,554
*	LanTroVision (S), Ltd.	1,676,250	124,350
	LC Development, Ltd.	2,041,254	320,326
	Lee Kim Tah Holdings, Ltd.	1,600,000	614,395
*	Liang Huat Aluminium, Ltd.	2,954,000	68,671
*	Lion Asiapac, Ltd.	473,000	57,286
	Low Keng Huat Singapore, Ltd.	372,000	600,860
	Lum Chang Holdings, Ltd.	1,134,030	269,571
*	Magnecomp International, Ltd.	931,000	437,066

*	Manhattan Resources, Ltd.	668,000	217,635
	Manufacturing Integration Technology, Ltd.	588,000	89,250
*	MDR, Ltd.	2,040,000	87,309
# *	Mediaring.Com, Ltd.	4,262,500	1,185,428
	Memtech International, Ltd.	1,322,000	194,115
	Metro Holdings, Ltd.	2,256,960	1,506,887
#	Midas Holdings, Ltd.	1,028,000	1,466,246
	Miyoshi Precision, Ltd.	553,500	85,065
	MMI Holdings, Ltd.	1,994,000	2,142,732
	Multi-Chem, Ltd.	1,263,000	186,119
	Natsteel, Ltd.	414,000	428,253
	Nera Telecommunications, Ltd.	1,450,000	363,629
	New Toyo International Holdings, Ltd.	1,043,000	205,568
*	Orchard Parade Holdings, Ltd.	1,084,022	1,047,705
#	Osim International, Ltd.	1,965,600	908,408
	Ossia International, Ltd.	728,332	105,278
	Pan-United Corp., Ltd.	2,193,000	1,313,820
	Pan-United Marine, Ltd.	1,096,500	1,699,129
	PCI, Ltd.	734,000	229,372
	Penguin Boat International, Ltd.	320,000	51,165
	Pertama Holdings, Ltd.	459,750	129,518
#	Petra Foods, Ltd.	205,000	231,658
	Popular Holdings, Ltd.	1,813,000	370,333
	PSC Corp., Ltd.	6,580,413	431,745
	QAF, Ltd.	881,000	291,100
	Qian Hu Corp., Ltd.	408,200	99,706
	Robinson & Co., Ltd.	284,832	922,164
	Rotary Engineering, Ltd.	2,273,600	1,560,459
	San Teh, Ltd.	838,406	310,594
#	SBS Transit, Ltd.	1,011,000	2,311,088
	SC Global Developments, Ltd.	293,000	1,041,676
*	Sea View Hotel, Ltd.	66,000	—
*	Seatown Corp., Ltd.	101,000	1,981
*	Seksun Corpororation, Ltd.	250,000	108,194
	Sembawang Kimtrans, Ltd.	1,618,750	751,939
*	Sim Lian Group, Ltd.	769,000	365,445
	Sin Soon Huat, Ltd.	1,307,000	278,587
	Sing Investments & Finance, Ltd.	198,450	212,076
#	Singapore Food Industries, Ltd.	1,707,000	1,033,774
	Singapore Reinsurance Corp., Ltd	1,695,028	373,201
	Singapore Shipping Corp., Ltd.	1,930,000	651,705
	Singapura Finance, Ltd.	174,062	184,266
# *	Sinomem Technology, Ltd.	902,000	740,512
*	Sinwa, Ltd.	259,000	99,658
	SMB United, Ltd.	2,010,000	451,382
	SNP Corp., Ltd.	466,495	292,204
	SP Chemicals, Ltd.	750,000	596,757
*	SP Corp., Ltd.	454,000	38,633
	Stamford Land Corp., Ltd.	3,229,000	1,177,274
	Straits Trading Co., Ltd.	1,117,200	3,282,461
	Sunningdale Tech, Ltd.	1,332,000	341,907
*	Sunright, Ltd.	378,000	98,711
	Superbowl Holdings, Ltd.	980,000	187,107
	Superior Metal Printing, Ltd.	490,500	47,277
#	Tat Hong Holdings, Ltd.	948,000	1,218,767
*	Thakral Corp., Ltd.	6,028,000	579,639
	Tiong Woon Corp. Holding, Ltd.	1,359,000	723,827
	Transmarco, Ltd.	106,500	63,942

	Trek 2000 International, Ltd.	1,004,000	240,286
	TT International, Ltd.	2,109,600	423,866
*	Tuan Sing Holdings, Ltd.	3,362,000	758,894
*	Ultro Technologies, Ltd.	530,000	60,645
	UMS Holdings, Ltd.	941,000	356,684
#	Unisteel Technology, Ltd.	1,521,875	2,172,972
	United Engineers, Ltd.	846,666	2,009,576
	United Overseas Insurance, Ltd.	125,500	456,904
*	United Pulp & Paper Co., Ltd.	708,000	146,443
# *	United Test & Assembly Center, Ltd.	2,655,000	1,615,673
	UOB-Kay Hian Holdings, Ltd.	1,681,000	1,791,392
	Vicom, Ltd.	120,000	131,130
#	WBL Corp., Ltd.	647,000	1,972,595
	Xpress Holdings, Ltd.	2,342,000	265,105
*	Yellow Pages (Singapore), Ltd.	299,000	275,655
	YHI International, Ltd.	1,134,000	313,465
	Yoma Strategic Holdings, Ltd.	132,000	26,531
*	Yongnam Holdings, Ltd.	1,886,000	442,506
*	Zhongguo Jilong, Ltd.	250,204	7,236
TOTAL COMMON STOCKS			119,799,610

RIGHTS/WARRANTS — (0.0%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	563,200
*	Eastgate Technology, Ltd. Warrants 05/14/12	174,000	2,275
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,413
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,681
*	United Pulp & Paper Co., Ltd. Warrants 05/29/12	177,000	—
TOTAL RIGHTS/WARRANTS			583,569
TOTAL — SINGAPORE			120,383,179

UNITED KINGDOM — (0.2%)
COMMON STOCKS — (0.2%)
#	Tullow Oil P.L.C.	290,691	2,191,791

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,855,000 FNMA 5.058%(r), 01/01/36, valued at $3,501,564) to be repurchased at $3,449,497	$3,449	3,449,000

SECURITIES LENDING COLLATERAL — (27.7%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $29,899,344 FHLMC, rates ranging from 4.418%(r) to 5.961%(r), maturities ranging from 10/01/32 to 07/01/36 & FNMA 4.333%(r), 07/01/35 & 6.000%, 05/01/37, valued at $15,844,656) to be repurchased at $15,535,968	15,534	15,533,677

@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $361,292,370 FHLMC 6.500%, 11/01/36 & 04/01/37, valued at $348,660,373) to be repurchased at $341,874,313	341,824	341,823,894
@	Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $70,720,000 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 09/01/36, valued at $58,949,811) to be repurchased at $57,801,019	57,793	57,792,527
TOTAL SECURITIES LENDING COLLATERAL			415,150,098

TOTAL INVESTMENTS — (100.0%) (Cost $1,118,291,535)			$1,497,472,707

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

COMMON STOCKS — (99.2%)
Consumer Discretionary — (18.5%)
	4imprint P.L.C.	96,735	$883,798
*	Abbeycrest P.L.C.	42,590	18,975
	Aga Foodservice Group P.L.C.	432,875	3,420,113
	Alba P.L.C.	184,693	643,443
	Alexandra P.L.C.	124,343	383,223
	Alexon Group P.L.C.	229,363	1,119,262
	Alpha Airports Group P.L.C.	623,813	1,163,589
	Arena Leisure P.L.C.	1,411,547	2,010,879
	Avesco Group P.L.C.	29,998	78,679
	Avon Rubber P.L.C.	126,434	469,954
	Barratt Developments P.L.C.	7,452	161,124
	Beale P.L.C.	22,161	28,325
	Bellway P.L.C.	298,107	8,473,464
	Ben Bailey P.L.C.	40,986	547,615
	Blacks Leisure Group P.L.C.	181,058	892,469
	Bloomsbury Publishing P.L.C.	281,545	1,038,272
	Boot (Henry) P.L.C.	424,450	2,414,714
	Bovis Homes Group P.L.C.	449,404	9,428,792
	BPP Holdings P.L.C.	222,896	2,846,095
	Brown (N) Group P.L.C.	898,268	5,973,039
	Caffyns P.L.C.	6,000	130,094
	Carpetright P.L.C.	141,976	3,120,942
*	Celtic P.L.C.	61,138	69,297
	Centaur Media P.L.C.	599,070	1,681,595
	Character Group P.L.C.	97,314	330,215
	Chime Communications P.L.C.	1,055,433	1,196,589
	Chrysalis Group P.L.C.	526,419	1,392,357
	Churchill China P.L.C.	30,000	189,119
	Clinton Cards P.L.C.	740,506	1,047,888
	Colefax Group P.L.C.	60,000	309,932
	Cosalt P.L.C.	54,491	496,290
	Creston P.L.C.	213,773	744,866
	Dawson Holdings P.L.C.	253,045	521,735
*	Dawson International P.L.C.	100,688	7,744
	Dignity P.L.C.	252,324	3,568,132
*	Entertainment Rights P.L.C.	2,258,940	1,432,029
	Euromoney Institutional Investor P.L.C.	277,986	3,766,515
	Findel P.L.C.	380,020	5,615,963
	First Choice Holidays P.L.C.	1,764,534	12,481,045
*	Forminster P.L.C.	43,333	3,218

	French Connection Group P.L.C.	384,233	1,725,614
	Fuller Smith & Turner P.L.C. Series A	53,097	1,938,612
	Future P.L.C.	1,363,027	1,099,878
*	Galiform P.L.C.	2,349,090	7,140,313
	Game Group P.L.C.	1,507,827	5,297,431
	Games Workshop Group P.L.C.	104,823	580,978
*	Gaskell P.L.C.	36,000	1,782
	GCAP Media P.L.C.	688,164	2,967,505
*	Global Natural Energy P.L.C.	11,004	21,571
	Greene King P.L.C.	411,407	9,078,567
	Halfords Group P.L.C.	954,932	7,425,951
	Haynes Publishing Group P.L.C.	14,703	96,506
	Headlam Group P.L.C.	317,864	3,903,528
*	Highbury House Communications P.L.C.	439,166	—
	HMV Group P.L.C.	1,650,324	3,503,442
	Holidaybreak P.L.C.	182,382	3,160,559
	Hornby P.L.C.	154,220	873,546
	Huntsworth P.L.C.	818,058	1,663,842
*	Instore P.L.C.	818,461	348,440
	Jessops P.L.C.	461,640	178,574
	JJB Sports P.L.C.	949,037	5,109,637
	John David Group P.L.C.	126,388	1,495,497
	Johnston Press P.L.C.	351,694	3,094,069
*	Lambert Howarth Group P.L.C.	43,203	32,697
	Land of Leather Holdings P.L.C.	194,670	1,027,394
	Laura Ashley Holdings P.L.C.	2,887,571	1,700,428
	Lookers P.L.C.	709,211	2,938,000
	Luminar P.L.C.	295,294	4,621,822
	Mallett P.L.C.	46,337	228,885
	Manganese Bronze Holdings P.L.C.	68,818	1,238,473
	Marchpole Holdings P.L.C.	111,635	398,741
*	Mayflower Corp. P.L.C.	550,636	—
	Menzies (John) P.L.C.	219,888	2,502,906
	Mice Group P.L.C.	844,000	100,251
	Millennium and Copthorne Hotels P.L.C.	207,665	3,081,384
*	Monsoon P.L.C.	71,000	543,849
	Moss Bros Group P.L.C.	234,511	318,971
	Mothercare P.L.C.	305,941	2,470,097
*	MyTravel Group P.L.C.	1,643,447	10,751,947
*	Newcastle United P.L.C.	253,896	484,986
	Next Fifteen Communications P.L.C.	25,000	46,111
*	Nord Anglia Education P.L.C.	130,842	805,346
	Northamber P.L.C.	75,888	103,818
*	NXT P.L.C.	339,588	131,013
*	Owen (H.R.) P.L.C.	71,542	175,863
*	Pace Micro Technology P.L.C.	769,447	1,386,523
*	Partridge Fine Arts P.L.C.	26,127	21,470
#	Pendragon P.L.C.	2,261,855	4,941,238
	Photo-Me International P.L.C.	1,340,534	2,158,841
*	Pinewood Shep P.L.C.	187,350	1,066,357
*	Pittards P.L.C.	60,985	6,899
	Portmeirion Group P.L.C.	22,856	151,618

*	Pressac P.L.C.	78,129	1,160
*	QXL Ricardo P.L.C.	66,280	1,447,803
	Redrow P.L.C.	644,914	7,534,198
*	Regent Inns P.L.C.	459,957	807,427
	Restaurant Group P.L.C.	753,607	4,943,484
*	Sanctuary Group P.L.C.	690,814	232,507
	SCS Upholstery P.L.C.	127,472	708,873
	Sinclair (William) Holdings P.L.C.	53,000	124,157
	Sirdar P.L.C.	69,754	38,773
	SMG P.L.C.	965,594	1,195,224
	Smith News P.L.C.	635,227	1,741,814
*	Southampton Leisure Holdings P.L.C.	19,615	23,256
*	SPG Media Group P.L.C.	75,298	7,082
*	Sportech P.L.C.	1,929,733	582,111
	St. Ives P.L.C.	432,276	2,369,965
*	Stylo P.L.C.	64,096	94,130
	Taylor Nelson Sofres P.L.C.	1,605,792	7,978,781
	Ted Baker P.L.C.	161,948	1,925,052
*	TG21 P.L.C.	85,507	10,137
*	Tinopolis P.L.C.	175,752	128,601
	Topps Tiles P.L.C.	783,092	3,986,477
*	Torotrak P.L.C.	428,384	341,918
*	Tottenham Hotspur P.L.C.	150,000	402,702
	UTV P.L.C.	217,432	1,837,353
	Victoria P.L.C.	12,000	68,688
	Vitec Group P.L.C.	150,307	1,818,526
	Wagon P.L.C.	227,775	538,919
*	Wembley P.L.C.	68,694	13,602
*	Westcity P.L.C.	96,111	87,524
	Wetherspoon (J.D.) P.L.C.	552,111	6,805,635
	WH Smith P.L.C.	635,227	5,365,729
	Wilmington Group P.L.C.	356,207	1,801,516
	Woolworths Group P.L.C.	5,587,422	3,041,679
Total Consumer Discretionary			242,247,962

Consumer Staples — (4.3%)
*	Anglo-Eastern Plantations P.L.C.	111,453	909,080
	Barr (A.G.) P.L.C.	64,252	1,791,116
	Cranswick P.L.C.	179,621	3,200,623
	Dairy Crest Group P.L.C.	540,816	7,293,648
	Devro P.L.C.	623,198	1,453,149
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	38,326	4,056,665
	Marston’s P.L.C.	1,139,704	10,558,994
	McBride P.L.C.	734,260	3,787,188
	Nichols P.L.C.	66,550	384,809
	Northern Foods P.L.C.	2,023,798	5,095,446
	Premier Foods P.L.C.	1,020,492	6,491,647
	PZ Cussons P.L.C.	1,207,838	4,096,099
	R.E.A. Holdings P.L.C.	44,233	430,183
	Robert Wiseman Dairies P.L.C.	283,369	2,779,003
*	Swallowfield P.L.C.	15,000	23,323

	Thorntons P.L.C.	313,060	1,166,157
	Uniq P.L.C.	463,373	2,018,400
	Young & Co’s Brewery P.L.C.	10,000	573,010
	Young & Co’s Brewery P.L.C. Class A	5,234	361,515
Total Consumer Staples			56,470,055

Energy — (6.5%)
	Abbot Group P.L.C.	896,741	4,990,356
	Anglo Pacific Group P.L.C.	333,865	1,028,831
	Burren Energy P.L.C.	421,226	6,692,012
*	Dana Petroleum P.L.C.	337,760	7,602,197
*	Emerald Energy P.L.C.	220,639	795,362
	Expro International Group P.L.C.	417,648	7,607,517
	Fisher (James) & Sons P.L.C.	192,145	2,376,171
*	Fortune Oil P.L.C.	5,933,254	726,170
	Hunting P.L.C.	441,804	7,004,425
	JKX Oil and Gas P.L.C.	501,885	3,302,558
	KBC Advanced Technologies P.L.C.	163,011	153,269
	Lupus Capital P.L.C.	429,989	163,763
	Melrose Resources P.L.C.	388,991	2,677,868
*	Premier Oil P.L.C.	335,038	7,333,303
*	Soco International P.L.C.	294,449	8,893,995
	Sondex P.L.C.	252,247	1,843,266
*	U.K. Coal P.L.C.	590,118	6,328,852
*	Venture Production P.L.C.	434,519	6,039,865
	Wood Group (John) P.L.C.	1,504,358	9,255,130
Total Energy			84,814,910

Financials — (17.2%)
	Aberdeen Asset Management P.L.C.	2,223,016	9,404,774
	Arbuthnot Banking Group P.L.C.	67,329	719,518
	Atrium Underwriting P.L.C.	201,408	1,168,297
	Benfield Group, Ltd. P.L.C.	79,000	489,332
*	Bradstock Group P.L.C.	5,200	4,531
	Brewin Dolphin Holdings P.L.C.	874,105	3,616,189
	Brit Insurance Holdings P.L.C.	1,320,379	9,071,771
	Brixton P.L.C.	952,536	9,012,488
	Capital & Regional P.L.C.	275,300	7,546,560
*	Catlin Group, Ltd.	242,131	2,436,270
	Chesnara P.L.C.	92,900	326,997
*	CLS Holdings P.L.C.	268,490	3,959,689
	Collins Stewart P.L.C.	407,502	1,897,924
	Daejan Holdings P.L.C.	43,621	3,880,889
	Derwent London P.L.C.	400,762	16,456,224
	Development Securities P.L.C.	177,708	2,165,833
	Domestic & General Group P.L.C.	150,694	4,216,052
	DTZ Holdings P.L.C.	209,951	2,398,131
	Erinaceous Group P.L.C.	465,172	2,455,406
	Evolution Group P.L.C.	1,152,902	3,193,349
	F&C Asset Management P.L.C.	1,670,683	6,344,562
*	Freeport P.L.C.	152,318	1,102,307
	Grainger Trust P.L.C.	436,048	5,483,963

	Great Portland Estates P.L.C.	722,131	10,239,112
	Guiness Peat Group P.L.C.	1,424,556	2,385,883
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	809,161
*	Hawtin P.L.C.	196,500	67,172
	Helical Bar P.L.C.	369,082	3,288,542
	Henderson Group P.L.C.	3,717,144	11,977,821
	Highway Insurance Holdings P.L.C.	844,999	1,363,951
	Hiscox, Ltd.	1,606,168	9,146,185
	Hitachi Capital UK P.L.C.	158,219	817,915
	IG Group Holdings P.L.C.	1,022,499	6,701,352
	Intermediate Capital Group P.L.C.	181,009	6,784,893
	Jardine Lloyd Thompson Group P.L.C.	678,286	6,202,200
	Kensington Group P.L.C.	248,504	2,426,201
	Kiln, Ltd.	1,128,975	2,731,951
	Liontrust Asset Management P.L.C.	45,569	361,605
	London Scottish Bank P.L.C.	491,096	1,072,213
*	Marylebone Warwick Balfour Group P.L.C.	379,622	2,129,289
	McKay Securities P.L.C.	97,232	820,665
*	Minerva P.L.C.	574,142	4,568,411
	Mucklow (A & J) Group P.L.C.	221,136	1,992,779
*	Panmure Gorden & Co. P.L.C.	15,272	45,635
	Paragon Group of Companies P.L.C.	153,200	1,617,888
	Park Group P.L.C.	291,600	115,479
	Primary Health Properties P.L.C.	66,520	572,513
*	Probus Estates P.L.C.	83,333	165
	Quintain Estates & Development P.L.C.	161,208	2,604,086
	Rathbone Brothers P.L.C.	132,562	3,520,817
	Rensburg Sheppards P.L.C.	152,060	2,844,732
	Rugby Estates P.L.C.	15,328	195,010
	Rutland Trust P.L.C.	85,288	113,123
	S & U P.L.C.	21,140	247,906
*	Safeland P.L.C.	25,000	48,778
	Savills P.L.C.	443,892	5,630,257
	Shaftesbury P.L.C.	572,839	7,828,641
	Shore Capital Group P.L.C.	1,227,370	2,040,473
	St. Modwen Properties P.L.C.	417,287	5,774,125
	Stanley (Charles) Group P.L.C.	117,317	881,392
	Town Centre Securities P.L.C.	206,327	2,236,094
	Tullett Prebon P.L.C.	247,502	2,426,245
	Unite Group P.L.C.	457,428	4,400,679
	Warner Estate Holdings P.L.C.	172,730	2,537,868
	Workspace Group P.L.C.	663,597	5,976,169
Total Financials			224,896,432

Health Care — (3.0%)
*	Acambis P.L.C.	372,178	996,384
*	Alizyme P.L.C.	660,805	1,184,641
*	Antisoma P.L.C.	1,755,079	1,810,208
*	Ark Theraputics Group P.L.C.	654,350	1,858,984
*	Asterand P.L.C.	160,000	23,356
*	Axis-Shield P.L.C.	215,716	970,801

*	BBI Holdings P.L.C.	40,315	136,042
	Bespak P.L.C.	114,539	1,606,826
*	Biocompatibles International P.L.C.	150,111	567,524
*	Bionostics P.L.C.	171,391	79,761
*	Bioquell P.L.C.	90,893	325,860
*	BTG P.L.C.	489,797	1,367,628
	Care U.K. P.L.C.	205,547	3,272,656
*	Clinical Computing P.L.C.	46,666	5,313
	Corin Group P.L.C.	151,637	1,524,062
	Dechra Pharmaceuticals P.L.C.	204,340	1,455,923
*	Genetix Group P.L.C.	151,246	193,399
*	Global Health Partners P.L.C.	932	3,221
	Goldshield Group P.L.C.	123,034	486,496
*	Gyrus Group P.L.C.	587,649	5,909,844
*	iSOFT Group P.L.C.	737,364	660,317
*	MDY Healthcare P.L.C.	11,736	20,450
*	Medical Solutions P.L.C.	140,731	19,485
	Nestor Healthcare Group P.L.C.	443,850	1,428,145
*	Osmetech P.L.C.	66,935	33,091
*	Oxford Biomedica P.L.C.	2,007,523	1,659,931
*	Phytopharm P.L.C.	111,349	114,934
*	Pinnacle Staffing Group P.L.C.	303,219	64,544
*	Protherics P.L.C.	1,046,492	1,285,042
*	Provalis P.L.C.	796,584	4,732
	Ransom (William) & Son P.L.C.	30,000	27,305
*	SkyePharma P.L.C.	1,738,458	894,086
	SSL International P.L.C.	779,371	6,533,725
*	Vectura Group P.L.C.	491,081	829,405
*	Vernalis P.L.C.	1,131,506	1,358,829
Total Health Care			38,712,950

Industrials — (33.7%)
*	AEA Technology P.L.C.	539,970	1,205,881
	Aggreko P.L.C.	1,038,893	11,666,344
	Air Partner P.L.C.	35,296	971,594
*	Airflow Streamlines P.L.C.	20,500	23,747
	Alumasc Group P.L.C.	131,547	590,259
	Amec P.L.C.	683,554	8,060,672
	Arriva P.L.C.	577,614	8,304,144
	Ashtead Group P.L.C.	1,337,718	4,275,449
	Atkins (WS) P.L.C.	445,124	9,890,359
*	Autologic Holdings P.L.C.	96,590	205,346
*	Avis Europe P.L.C.	3,154,308	3,733,697
	Babcock International Group P.L.C.	857,669	9,346,426
*	Bailey (C.H.) P.L.C.	20,950	34,254
*	BB Holdings, Ltd.	8,709	43,475
	BBA Aviation P.L.C.	546,674	3,084,216
	Black Arrow Group P.L.C.	56,500	81,111
	Bodycote International P.L.C.	1,195,464	6,937,878
	Braemar Seascope Group P.L.C.	73,913	631,783
	Brammer P.L.C.	189,691	1,323,767
	BSS Group P.L.C.	489,028	4,878,309

	Business Post Group P.L.C.	204,928	1,885,376
	Camellia P.L.C.	2,437	433,465
	Carillion P.L.C.	1,140,139	9,735,713
*	Carlisle Group, Ltd.	3,484	8,274
	Carr’s Milling Industries P.L.C.	35,330	386,401
	Carter & Carter Group P.L.C.	122,848	2,567,580
	Castings P.L.C.	163,887	977,771
	Charles Taylor Consulting P.L.C.	143,225	1,073,965
*	Charter P.L.C.	561,590	11,489,325
	Chemring Group P.L.C.	130,647	5,535,340
	Chloride Group P.L.C.	1,013,356	3,206,305
	Christie Group P.L.C.	53,263	267,670
	Clarke (T.) P.L.C.	148,717	673,866
	Clarkson P.L.C.	54,733	1,026,460
	Communisis P.L.C.	577,296	748,312
	Cookson Group P.L.C.	694,799	9,853,411
*	Corporate Services Group P.L.C.	3,685,688	621,563
*	Costain Group P.L.C.	1,306,155	1,377,358
*	Danka Business Systems P.L.C.	1,029,605	246,821
	Dart Group P.L.C.	296,000	676,918
	Datamonitor P.L.C.	280,739	3,663,120
	Davis Service Group P.L.C.	687,656	8,876,337
	De La Rue P.L.C.	676,542	10,091,029
	Dewhurst P.L.C. Class A Non-Voting	15,500	57,547
	Dewhurst P.L.C. ORD	9,000	36,801
	Domino Printing Sciences P.L.C.	449,538	2,948,648
*	easyJet P.L.C.	742,283	8,359,409
	Eleco P.L.C.	104,685	196,750
	Enodis P.L.C.	1,641,473	6,731,491
	Fenner P.L.C.	609,311	2,804,862
	FKI P.L.C.	2,265,782	6,192,279
	Forth Ports P.L.C.	187,302	7,619,279
*	Fortress Holdings P.L.C.	120,728	6,574
	Galliford Try P.L.C.	1,117,974	3,838,762
	Gibbs & Dandy P.L.C.	37,672	317,508
	Gleeson (M.J.) Group P.L.C.	195,875	1,610,312
	Glotel P.L.C.	119,419	133,991
	Go-Ahead Group P.L.C.	178,245	9,222,638
*	Hampson Industries P.L.C.	320,091	1,026,619
*	Harvey Nash Group P.L.C.	261,144	405,019
	Havelock Europa P.L.C.	141,758	465,716
	Heath (Samuel) & Sons P.L.C.	7,500	72,769
	Helphire Group P.L.C.	553,273	4,527,289
*	Heywood Williams Group P.L.C.	323,020	650,253
	Homeserve P.L.C.	238,474	8,846,124
	Hyder Consulting P.L.C.	159,637	1,551,570
	Interserve P.L.C.	499,531	5,060,879
	Intertek Group P.L.C.	512,085	9,267,833
*	Invensys P.L.C.	1,628,063	12,572,150
	Ite Group P.L.C.	966,080	3,686,162
	James Halstead P.L.C.	104,416	1,297,541
	Johnson Service Group P.L.C.	206,862	1,469,501

	Keller Group P.L.C.	266,279	5,671,607
	Kier Group P.L.C.	145,769	6,591,357
	Latchways P.L.C.	42,476	1,063,486
	Lavendon Group P.L.C.	154,941	1,809,755
	Lincat Group P.L.C.	27,306	315,990
	Litho Supplies P.L.C.	20,000	26,728
*	Lorien P.L.C.	60,000	99,804
	Low & Bonar P.L.C.	707,849	1,993,634
	Management Consulting Group P.L.C.	1,055,808	1,154,906
	McAlpine (Alfred) P.L.C.	407,456	3,898,108
	Metalrax Group P.L.C.	508,719	762,404
	Michael Page International P.L.C.	1,224,495	13,839,648
	Mitie Group P.L.C.	1,263,634	6,836,826
	Molins P.L.C.	82,233	283,330
	Morgan Crucible Company P.L.C.	1,212,085	6,951,651
	Morgan Sindall P.L.C.	146,726	3,877,905
	Mouchel Parkman P.L.C.	437,972	3,620,460
	MS International P.L.C.	71,500	238,639
	New Avesco P.L.C.	29,998	52,569
	Northern Recruitment Group P.L.C.	36,500	79,402
	Northgate P.L.C.	252,005	5,281,223
	Ocean Wilsons Holdings, Ltd.	84,250	1,572,823
*	OneSource Services, Inc.	544	6,959
	OPD Group P.L.C.	102,094	967,959
	Parkwood Holdings P.L.C.	72,980	179,320
*	Penna Consulting P.L.C.	91,728	155,296
	Quantica P.L.C.	245,300	208,495
	Regus Group P.L.C.	3,865,759	11,429,920
	Reliance Security Group P.L.C.	49,710	746,086
*	Renold P.L.C.	270,995	746,929
	Ricardo P.L.C.	220,336	1,625,504
	Robert Walters P.L.C.	326,957	2,439,691
	ROK P.L.C.	633,380	3,046,516
	RPS Group P.L.C.	824,831	5,961,775
	Salvesen (Christian) P.L.C.	950,714	1,138,668
	Senior P.L.C.	1,562,041	2,690,680
	Serco Group P.L.C.	134,385	1,266,661
	Severfield-Rowan P.L.C.	84,679	3,726,240
	Shanks Group P.L.C.	969,620	5,227,013
	SIG P.L.C.	445,720	12,530,503
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	356,422
	Speedy Hire P.L.C.	183,252	4,682,084
	Spirax-Sarco Engineering P.L.C.	318,471	6,452,152
	Spring Group P.L.C.	596,238	810,508
	Stagecoach Group P.L.C.	1,199,457	4,391,562
*	Stagecoach Group P.L.C. Series C	1,865,823	2,327,569
*	Stanelco P.L.C.	2,148,370	20,433
	Tarsus Group P.L.C.	218,489	1,040,622
	TDG P.L.C.	326,296	2,006,545
	Tex Holdings P.L.C.	14,000	31,187
*	The 600 Group P.L.C.	218,038	238,233
	Thorpe (F.W.) P.L.C.	24,000	311,432

*	Tinsley (Eliza) Group P.L.C.	19,844	3,536
*	Trafficmaster P.L.C.	553,279	692,351
	Tribal Group P.L.C.	125,000	401,367
	Trifast P.L.C.	359,985	582,635
	Ultra Electronics Holdings P.L.C.	276,414	6,835,072
	Umeco P.L.C.	177,143	1,762,171
*	Universal Salvage P.L.C.	104,608	405,414
*	Volex Group P.L.C.	241,088	766,179
	Vp P.L.C.	172,286	1,262,589
	VT Group P.L.C.	708,023	8,374,218
	Waterman Group P.L.C.	108,139	422,956
	Watermark Group P.L.C.	189,106	84,358
	Weir Group P.L.C.	853,629	11,464,611
	Whatman P.L.C.	520,176	2,919,512
	White Young Green P.L.C.	183,454	1,625,221
*	Wilshaw P.L.C.	198,409	15,224
	Wincanton P.L.C.	478,403	3,662,468
	WSP Group P.L.C.	254,125	3,720,064
*	XP Power, Ltd.	73,546	740,203
Total Industrials			440,212,735

Information Technology — (11.5%)
	Abacus Group P.L.C.	285,469	643,861
	Acal P.L.C.	104,729	822,370
	Alphameric P.L.C.	486,081	552,863
*	Alterian P.L.C.	179,139	572,799
	Amstrad P.L.C.	311,793	834,320
	Anite Group P.L.C.	1,273,342	1,953,761
*	ARC International P.L.C.	623,793	653,642
*	Autonomy Corp. P.L.C.	696,972	10,686,722
	Aveva Group P.L.C.	272,544	5,085,227
	Axon Group P.L.C.	251,554	3,882,013
*	Bede P.L.C.	135,978	10,811
*	Blinkx P.L.C.	696,972	686,594
	CML Microsystems P.L.C.	28,361	76,246
	Computacenter P.L.C.	377,178	1,847,243
*	CSR P.L.C.	107,309	1,654,233
	Detica Group P.L.C.	485,719	3,695,251
	Dialight P.L.C.	111,362	434,470
	Dicom Group P.L.C.	325,477	1,289,460
	Dimension Data Holdings P.L.C.	939,000	1,014,200
	Diploma P.L.C.	89,213	1,723,429
	DRS Data & Research Services P.L.C.	26,825	17,847
	E2V Technologies P.L.C.	254,720	2,346,096
	Electrocomponents P.L.C.	1,319,110	8,091,675
	Electronic Data Processing P.L.C.	55,200	86,305
*	Eurodis Electron P.L.C.	2,118,657	44,050
	Fidessa Group P.L.C.	134,098	2,779,690
	Filtronic P.L.C.	338,741	864,779
	Financial Objects P.L.C.	17,000	20,273
	GB Group P.L.C.	415,333	263,191
*	Gresham Computing P.L.C.	204,631	509,886

	Halma P.L.C.	1,554,692	7,175,942
	ICM Computer Group P.L.C.	64,101	664,903
*	Imagination Technologies Group P.L.C.	908,378	2,301,089
	Independent Media Distribution P.L.C.	21,621	17,973
*	Innovation Group P.L.C.	2,537,718	1,784,639
*	Intec Telecom Systems P.L.C.	1,201,847	977,280
	Intelek P.L.C.	99,880	31,642
*	Kewill Systems P.L.C.	309,597	515,043
	Laird Group P.L.C.	735,436	8,643,472
	Macro 4 P.L.C.	68,736	285,394
	Micro Focus International P.L.C.	396,450	2,157,517
	Microgen P.L.C.	404,360	407,415
	Misys P.L.C.	2,032,165	10,128,954
	Morse P.L.C.	450,565	902,459
	MTL Instruments Group P.L.C.	71,580	726,415
*	nCipher P.L.C.	110,961	574,249
	Netstore P.L.C.	143,737	86,854
	Northgate Information Solutions P.L.C.	1,948,142	3,076,398
	NSB Retail Systems P.L.C.	1,317,725	764,404
	Oxford Instruments P.L.C.	194,358	1,110,169
*	Parity Group P.L.C.	7,621	12,384
	Phoenix IT Group, Ltd.	75,000	573,395
*	Plasmon P.L.C.	259,985	240,880
	Premier Farnell P.L.C.	1,368,932	5,828,078
	Psion P.L.C.	513,902	1,456,478
	Raymarine P.L.C.	289,080	2,441,625
	Renishaw P.L.C.	222,795	3,281,741
	Revenue Assurance Services P.L.C.	30,304	79,881
	RM P.L.C.	359,199	1,482,620
	Rotork P.L.C.	368,996	6,716,227
*	SCi Entertainment Group P.L.C.	183,051	1,823,653
*	Scipher P.L.C.	34,563	770
*	SDL P.L.C.	279,025	2,242,879
*	Servicepower Technologies P.L.C.	235,191	77,022
	Spectris P.L.C.	508,179	9,417,630
*	Spirent Communications P.L.C.	2,769,967	4,170,185
*	Superscape Group P.L.C.	508,419	103,347
*	Surfcontrol P.L.C.	104,638	1,303,368
*	Tadpole Technology P.L.C.	1,690,333	146,434
*	Telent P.L.C.	263,768	2,584,856
*	Telspec P.L.C.	25,000	3,278
	Trace Group P.L.C.	33,552	100,652
	TT electronics P.L.C.	543,437	2,340,081
	Vega Group P.L.C.	80,607	424,816
	Vislink P.L.C.	588,460	965,974
*	Wolfson Microelectronics P.L.C.	453,006	2,724,684
*	Workplace Systems International P.L.C.	238,739	33,502
	XAAR P.L.C.	220,887	1,043,314
	XANSA P.L.C.	1,401,080	2,455,533
	Zetex P.L.C.	324,690	574,435
Total Information Technology			150,125,240

Materials — (3.6%)
*	Amberley Group P.L.C.	200,000	38,612
*	API Group P.L.C.	103,483	191,590
	Baggeridge Brick P.L.C.	136,350	615,651
	British Polythene Industries P.L.C.	102,332	921,063
	Carclo P.L.C.	214,230	482,949
	Chamberlin & Hill P.L.C.	18,000	72,228
	Chapelthorpe P.L.C.	656,803	55,337
*	Coral Products P.L.C.	50,000	11,401
	Croda International P.L.C.	495,398	6,789,412
	Cropper (James) P.L.C.	22,000	110,044
	Delta P.L.C.	500,743	1,439,076
	DS Smith P.L.C.	1,570,921	7,780,099
	Dyson Group P.L.C.	127,757	770,077
	Elementis P.L.C.	1,769,990	3,277,764
	Ennstone P.L.C.	1,940,949	2,084,506
	Filtrona P.L.C.	724,553	4,144,408
	Hill & Smith Holdings P.L.C.	280,223	2,103,744
*	Inveresk P.L.C.	150,000	53,417
	Macfarlane Group P.L.C.	378,287	235,893
	Marshalls P.L.C.	662,347	4,863,250
*	OpSec Security Group P.L.C.	117,822	184,167
	Porvair P.L.C.	158,128	411,403
	RPC Group P.L.C.	402,719	2,239,159
*	Scapa Group P.L.C.	456,918	207,725
*	Scarborough Minerals P.L.C.	14,622	18,804
	Treatt P.L.C.	14,957	94,698
	Victrex P.L.C.	314,861	4,977,736
	Yule Catto & Co. P.L.C.	540,291	2,534,446
	Zotefoams P.L.C.	96,852	240,452
Total Materials			46,949,111

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	—
*	Full Circle Future, Ltd.	135,600	—
*	Garton Engineering P.L.C.	10,248	—
*	Industrial & Commercial Holdings P.L.C.	5,000	148
*	Pisces Property Services P.L.C.	62,500	—
*	Richmond Oil & Gas P.L.C.	220,000	—
*	RMS Communications P.L.C.	15,000	—
*	Secure Ventures (No. 6) P.L.C.	62,500	—
*	Secure Ventures (No. 7) P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	16,397
*	Tandem Group P.L.C.	327,365	—
*	Terence Chapman Group P.L.C.	62,500	393
*	Whitecroft P.L.C.	105,000	—
Total Other			16,938

Telecommunication Services — (0.8%)
*	Colt Telecom Group P.L.C.	858,120	2,632,791
	Kingston Communications P.L.C.	1,458,104	2,126,782
*	Redstone P.L.C.	125,910	238,115

	Telecom Plus P.L.C.	294,204	1,113,701
*	Thus Group P.L.C.	600,824	2,189,326
* #	Vanco P.L.C.	232,704	1,959,522
	Total Telecommunication Services		10,260,237

	Utilities — (0.1%)
	Dee Valley Group P.L.C.	12,109	270,607
	Hydro International P.L.C.	27,669	107,290
	Northumbrian Water Group P.L.C.	209,002	1,436,917
	Total Utilities		1,814,814
	TOTAL COMMON STOCKS		1,296,521,384

	RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	—
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $165,000 FHLMC 6.584%(r), 03/01/37, valued at $166,246) to be repurchased at $161,023	$161	161,000

SECURITIES LENDING COLLATERAL — (0.8%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $7,753,050 FHLMC 6.500%, 11/01/36, valued at $6,909,830) to be repurchased at $6,775,341	6,774	6,774,342
@ Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $4,640,000 FNMA 4.000%, 09/01/20, valued at $3,637,434) to be repurchased at $3,565,182	3,565	3,564,658

TOTAL SECURITIES LENDING COLLATERAL		10,339,000

TOTAL INVESTMENTS — (100.0%) (Cost $768,962,318)		$1,307,021,384

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

AUSTRIA — (1.8%)
COMMON STOCKS — (1.8%)
	Agrana Beteiligungs AG	17,295	$1,975,579
#	Andritz AG	109,548	7,405,676
	Austria Email AG	715	8,770
*	Austrian Airlines AG	97,062	1,435,438
	BKS Bank AG	520	85,362
#	Boehler-Uddeholm AG	104,608	10,159,145
# *	BWIN Interactive Entertainment AG	49,188	1,952,529
#	BWT AG	24,819	1,641,193
*	CA Immobilien Anlagen AG	134,542	4,376,147
*	Christ Water Techology AG	24,819	477,536
#	Constantia Packaging AG	21,263	1,516,334
*	Conwert Immobilien Invest AG	54,426	1,133,673
	Eybl International AG	3,191	70,324
#	Flughafen Wien AG	32,850	3,199,193
#	Frauenthal Holding AG	10,460	323,154
*	Intercell AG	51,979	1,669,458
#	Lenzing AG	3,948	2,060,129
*	Manner (Josef) & Co. AG	870	63,214
#	Mayr-Melnhof Karton AG	11,760	2,708,184
#	Oberbank AG	8,153	1,404,688
	Palfinger AG	11,176	2,492,282
# *	RHI AG	65,590	3,642,166
#	Rosenbauer International AG	2,134	398,094
*	S&T System Integration & Technology Distribution AG	5,233	372,515
#	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,721,882
*	Sparkassen Immobilien AG	58,185	939,556
	UBM Realitaetenentwicklung AG	1,440	100,756
*	Uniqa Versicherungen AG	88,000	3,108,238
*	Wolford AG	6,354	303,403
TOTAL — AUSTRIA			56,744,618

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	—
#	Ackermans & Van Haaren SA	85,898	8,483,515
	Agfa Gevaert NV	52,997	1,382,494
#	Arinso International SA	34,659	1,143,736
	Banque Nationale de Belgique	958	4,681,834
#	Barco NV	47,169	4,244,836
#	Bekaert SA	59,440	8,491,973
	Brantano Group NV	6,251	351,953
	Brederode SA	12,180	521,034
*	Co.Br.Ha Societe Commerciale de Brasserie SA	115	239,023
	Cofinimmo SA	17,021	3,333,305
	Compagnie du Bois Sauvage SA	87	43,331
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	27

	Compagnie Francois d’Entreprises (CFE)	2,080	3,412,494
	Compagnie Immobiliere de Belgique SA	10,849	668,634
	Compagnie Maritime Belge SA	64,297	4,899,254
	Cumerio NV SA	9,586	321,798
#	Deceuninck NV	63,700	1,908,357
	Dolmen Computer Applications NV	17,334	282,126
#	D’Ieteren NV SA	13,235	6,032,026
#	Duvel Moorgat SA	9,169	517,005
	Econocom Group SA	67,440	748,176
#	Elia System Operator SA NV	117,849	4,772,968
#	Euronav SA	89,385	3,318,995
	EVS Broadcast Equipment SA	5,500	436,215
#	Exmar NV	70,063	2,286,024
	Floridienne SA	2,033	225,598
*	ICOS Vision Systems NV	28,425	1,313,651
	Image Recognition Integrated Systems (I.R.I.S.)	6,125	354,126
# *	Innogenetics NV	75,886	923,133
*	Integrated Production & Test Engineering NV	9,275	85,811
*	International Brachtherapy SA	35,773	384,981
*	Ion Beam Application SA	69,021	2,257,651
	Jensen-Group NV	14,485	141,385
	Kinepolis	16,788	1,222,062
	Lotus Bakeries SA	1,401	452,317
	Melexis NV	88,696	1,599,774
	Nord-Sumatra Investissements SA	650	532,446
#	Omega Pharma SA	87,533	7,049,317
# *	Option NV	101,028	1,713,150
*	Papeteries Catala SA	315	76,293
	Picanol	16,620	331,129
*	Real Software SA	639,542	361,147
	Recticel SA	52,387	735,991
*	Resilux	4,095	245,365
	Rosier SA	655	162,269
#	Roularta Media Group NV	16,872	1,475,163
	Sapec SA	3,635	474,307
*	SAPEC SA Strip VVPR	75	234
	Sioen Industries NV	52,140	736,031
	Sipef NV	2,481	1,121,247
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	953,963
# *	Spector Photo Group SA	66,648	114,739
*	Systemat-Datarelay SA	26,232	231,173
	Ter Beke NV	2,281	204,866
#	Tessenderlo Chemie NV	94,663	5,813,819
	Unibra SA	1,600	267,419
#	Van De Velde NV	28,456	1,500,535
	VPK Packaging Group SA	13,446	756,119
	Warehouses De Pauw SCA	10,753	780,985
# *	Zenitel	28,852	124,112
TOTAL COMMON STOCKS			97,243,441

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Zenitel VVPR	8,654	117
TOTAL RIGHTS/WARRANTS			117

TOTAL — BELGIUM			97,243,558

DENMARK — (2.8%)
COMMON STOCKS — (2.8%)
*	Aktieselskabet Ringkjoebing Bank A.S.	5,540	963,942
#	Aktieselskabet Roskilde Bank A.S.	32,685	3,748,738
#	Aktieselskabet Skjern Bank A.S.	3,276	490,819
#	Alk-Abello A.S.	15,055	3,292,492
# *	Alm. Brand A.S.	28,360	1,937,772
	Amagerbanken A.S.	32,195	2,178,024
	Ambu A.S.	21,060	406,611
	Arkil Holdings A.S. Series B	670	145,171
#	Auriga Industries A.S. Series B	32,650	1,048,943
#	Bang & Olufsen Holding A.S. Series B	31,337	3,947,158
# *	Bavarian Nordic A.S.	17,626	1,719,240
	Biomar Holding A.S.	22,198	1,322,101
*	BoConcept Holding A.S.	5,050	480,365
	Bonusbanken A.S.	69,455	489,301
	Bording (F.E.) A.S. Series B	600	87,691
*	Brodrene Hartmann A.S. Series B	5,865	208,582
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	155,184
*	Capinordic A.S.	216,300	1,087,503
	Dampskibs Norden	16,800	1,012,273
*	Danionics A.S. Series A	32,000	124,187
*	Dantherm Holding A.S.	13,100	342,687
	Danware A.S.	7,585	143,438
	DFDS A.S.	11,760	1,595,773
	DiBa Bank A.S.	11,435	991,652
*	Dicentia A.S.	6,000	30,228
	Djursland Bank A.S.	3,485	465,719
#	DLH A.S. Series B	31,200	720,407
	East Asiatic Co., Ltd.	50,573	2,832,729
# *	EDB Gruppen A.S.	5,780	219,062
	Fionia Bank A.S. Rights	5,658	1,787,547
#	Fluegger A.S. Series B	4,198	553,736
#	Forstaedernes Bank A.S.	63,988	2,817,523
	Glunz & Jensen A.S.	2,870	30,282
	GPV Industi A.S.	2,200	123,792
	H&H International A.S. Series B	1,920	802,659
	Hadsten Bank A.S.	625	287,759
#	Harboes Bryggeri A.S.	10,250	414,390
	Hedegaard (Peder P.) A.S.	1,560	163,275
*	Hojgaard Holding A.S. Series B	2,500	116,934
#	IC Companys A.S.	33,305	1,997,619
*	Incentive A.S.	3,575	11,947
*	ITH Industri Invest A.S.	3,600	111,875
	Lan & Spar Bank A.S.	4,725	381,176
*	Lastas A.S. Series B	11,200	463,234
	Lollands Bank A.S.	750	76,580
*	Maconomy A.S.	37,500	112,329
	Migatronic A.S. Series B	800	54,168
#	Mols-Linien A.S.	5,700	560,796
# *	NeuroSearch A.S.	32,490	1,713,666
	NKT Holding A.S.	49,245	4,964,028
	Nordjyske Bank A.S.	17,250	707,799
#	Norresundby Bank A.S.	697	480,370
	NTR Holdings A.S.	3,130	40,110
	Ostjydsk Bank A.S. (4660767)	2,292	518,119
*	Ostjydsk Bank A.S. (B1W8S26)	182	41,162
# *	Parken Sport & Emtertainment A.S.	8,324	2,759,069

	Per Aarsleff A.S. Series B	5,745	710,892
*	Pharmexa A.S.	59,540	204,045
#	Ringkjoebing Landbobank Aktieselskab A.S.	14,590	3,031,586
	Roblon A.S. Series B	470	76,300
	Royal Unibrew A.S.	12,690	1,723,821
# *	RTX Telecom A.S.	14,000	145,232
	Salling Bank A.S.	760	159,858
	Sanistal A.S. Series B	4,436	1,017,113
*	SAS AB	34,300	767,039
#	Satair A.S.	8,525	466,020
#	Schouw & Co. A.S.	24,635	2,300,966
	SimCorp A.S.	14,940	3,505,258
	Sjaelso Gruppen A.S.	66,380	2,752,513
	SKAKO Industries A.S.	5,130	248,978
	Skandinavian Brake Systems A.S.	400	27,300
	Sondagsavisen A.S.	36,665	661,761
#	Spar Nord Bank A.S.	103,875	2,583,692
	Sparbank	10,930	869,981
#	Sparekassen Faaborg A.S.	2,027	969,597
	Sydbank A.S.	71,161	3,856,356
	Thrane & Thrane A.S.	8,858	508,892
#	Tivoli A.S.	997	778,517
# *	TK Development A.S.	89,456	2,241,874
# *	TopoTarget A.S.	151,600	930,636
	Vestfyns Bank A.S.	580	144,721
	Vestjysk Bank A.S.	29,755	1,741,356
TOTAL — DENMARK			86,704,040

FINLAND — (4.8%)
COMMON STOCKS — (4.8%)
	Alandsbanken AB Series B	18,190	627,685
# *	Aldata Solutions Oyj	194,535	479,418
	Alma Media Corp.	292,300	4,080,669
	Amanda Capital Oyj	67,120	297,136
#	Amer Sports Oyj Series A	269,460	6,169,496
	Aspo Oyj	70,175	651,297
*	Aspocomp Group Oyj	42,026	29,977
	BasWare Oyj	34,550	590,444
*	Benefon Oyj	686,900	101,285
*	Biohit Oyj	9,400	34,978
*	Biotie Therapies Oyj	265,590	345,900
	Capman Oyj Series B	12,485	62,663
*	Cencorp Oyj	89,510	34,920
	Componenta Oyj	34,400	628,453
	Comptel Oyj	334,565	905,516
	Cramo P.L.C.	96,060	4,515,712
*	Efore Oyj	129,540	203,574
#	Elcoteq SE	66,810	565,424
	Elecster Oyj	2,200	17,581
#	Elektrobit Corp. Oyj	401,120	944,252
#	eQ Oyj	132,200	1,352,639
	Etteplan Oyj	31,300	528,739
	Finnair Oyj	164,950	2,773,142
	Finnlines Oyj	110,260	2,419,224
#	Fiskars Oyj Abp Series A	178,328	3,155,445
#	F-Secure Oyj	447,078	1,419,179
#	HKScan Oyj Series A	74,560	1,850,617

*	Honkarakenne Oyj Series B	15,330	113,418
#	Huhtamaki Oyj	348,750	6,241,477
	Ilkka-Yhtyma Oyj	35,460	502,510
*	Incap Oyj	36,800	112,679
	Ixonos P.L.C.	26,100	253,538
#	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	141,722
#	KCI Konecranes Oyj	255,800	10,778,721
	Kemira GrowHow Oyj	163,960	2,647,483
	Kemira Oyj	261,200	5,881,539
	Kyro Oyj Abp	131,940	716,770
#	Laennen Tehtaat Oyj	18,920	560,245
	Lassila & Tikanoja Oyj	121,476	4,429,040
	Lemminkainen Oyj	52,700	3,801,662
	Martela Oyj	1,060	12,697
	M-Real Oyj Series B	775,393	5,268,402
	Neomarkka Oyj	16,652	206,071
#	Nokian Renkaat Oyj	384,580	13,408,803
	Nordic Aluminium Oyj	10,440	442,937
*	Okmetic Oyj	54,904	329,764
#	OKO Bank P.L.C. Class A	101,080	2,039,978
	Olvi Oyj Series A	32,290	1,268,815
	Oriola-KD Oyj Class A	26,000	113,611
	Oriola-KD Oyj Class B	16,000	70,736
	Orion Oyj Series A	26,000	644,781
	Orion Oyj Series B	16,000	395,818
# *	Perlos Oyj	130,761	706,682
	PKC Group Oyj	48,390	702,942
#	Ponsse Oyj	82,280	1,663,753
	Poyry Oyj	189,640	4,151,534
*	Proha Oyj	198,232	101,449
	Raisio Group P.L.C.	476,433	1,295,398
	Ramirent Oyj	314,560	8,717,778
#	Rapala VMC Oyj	116,640	918,221
	Raute Oyj Series A	10,390	198,656
#	Rocla Oyj	12,300	190,364
*	Satama Interactive Oyj	107,200	170,245
#	Scanfil Oyj	123,479	377,403
	Sponda Oyj	159,511	2,597,383
	SSH Communications Oyj	88,050	145,654
	Stockmann Oyj Abp Series A	38,330	1,854,228
#	Stockmann Oyj Abp Series B	104,804	5,027,645
*	Stonesoft Oyj	117,212	82,030
#	Suominen Oyj	17,955	82,217
#	SYSOPENDIGIA P.L.C.	55,020	303,668
	Talentum Oyj	133,500	656,107
	Tecnomen Oyj	196,570	340,957
#	Teleste Oyi	53,559	803,509
#	TietoEnator Oyj	291,429	9,296,410
#	Tiimari P.L.C.	16,680	103,238
#	Tulikivi Oyj	79,440	310,181
	Turkistuottajat Oyj	8,490	125,830
	Uponor Oyj Series A	216,400	8,955,697
#	Vacon Oyj	44,337	1,825,619
#	Vaisala Oyj Series A	40,300	2,042,355
	Viking Line AB	10,710	547,187
	YIT Oyj	61,000	2,124,372
TOTAL COMMON STOCKS			151,587,294

RIGHTS/WARRANTS — (0.0%)
*	Aspocomp Group Oyj Rights 04/12/07	41,200	—
*	Sponda Oyj Rights 02/02/07	109,000	—
TOTAL RIGHTS/WARRANTS			—
TOTAL — FINLAND			151,587,294

FRANCE — (9.0%)
COMMON STOCKS — (9.0%)
*	Actielec Technologies	26,862	112,986
#	Affine	2,526	485,811
*	Akka Technologies SA	2,500	110,489
	Ales Groupe SA	33,613	872,910
# *	Alten SA	56,620	2,173,147
# *	Altran Technologies SA	322,216	2,962,772
#	April Group SA	74,259	3,962,457
# *	Archos	22,331	859,868
	Arkopharma	45,058	795,418
#	Assystem	47,658	970,730
#	Aubay SA	28,081	332,108
#	Audika SA	22,509	762,649
*	Avanquest Software	19,360	377,135
*	Axorys SA	11,700	11,335
*	Baccarat SA	1,090	456,069
#	Bacou-Dalloz	18,169	2,486,504
	Banque Tarneaud SA	1,430	339,471
	Beneteau SA	37,099	4,777,974
*	Bigben Interactive	7,762	48,871
# *	bioMerieux designs	5,300	453,988
#	Boiron SA	22,509	697,796
*	Boizel Chanoine Champagne SA	6,304	575,128
	Bonduelle SA	13,165	1,624,465
	Bongrain SA	14,306	1,625,903
# *	Bourbon SA	97,257	7,124,396
	Bricorama SA	10,279	634,148
*	Bull SA (4547235)	4	3
*	Bull SA (B0V2C19)	298,028	1,968,231
#	Burelle SA	4,030	959,715
	Cafom SA	5,092	174,338
	Canal Plus SA	280,788	3,122,996
#	Carbone Lorraine SA	46,232	3,366,298
*	CBo Territoria	28,320	231,511
#	Cegedim SA	11,509	1,275,615
#	Cegid Group	22,866	1,175,153
*	Cesar SA	142,196	164,496
	CFF Recycling SA	84,608	5,370,671
*	Cibox Inter@ctive SA	232,424	68,558
#	Clarins SA	10,264	873,801
*	Club Mediterranee SA	46,578	3,116,939
	Compagnie Industrielle et Financiere D’Entreprises	300	99,826
	Compagnie International Andre Trigano SA	983	55,690
*	CS Communication & Systemes designs	7,938	246,387
*	Cybergun	6,818	112,871
	Damartex SA	22,900	817,393
*	Dane-Elec Memory SA	65,202	334,206
#	Delachaux SA	28,440	2,606,388
	Didot-Bottin SA	1,620	127,518

*	Dollfus Mieg & Cie SA	54,239	181,069
*	Dynaction SA	10,660	223,557
#	Electricite de Strasbourg	23,784	5,603,458
	Encres Dubuit SA	4,176	45,317
*	Entrepose Contracting	10,237	895,367
	Esso SA	927	268,037
# *	Establissements Maurel et Prom	268,473	5,987,156
*	Etablissements Gantois Series A	647	5,683
	Etam Developpement SA	23,815	2,066,137
*	Euro Disney SCA	4,981,489	603,256
#	Evialis SA	4,093	201,379
	Exel Industries SA	5,582	601,466
	Explosifs et de Produits Chimiques	524	288,347
# *	Faurecia SA	60,033	4,629,036
	Fimalac SA	13,729	1,489,276
	Fininfo SA	12,428	229,876
	Finuchem SA	18,083	437,553
#	Fleury Michon SA	4,019	264,467
	Francois Freres (Tonnellerie) SA	3,839	208,898
	Gascogne SA	7,112	774,213
# *	Gaumont SA	14,607	1,353,075
*	GECI International	52,548	409,260
	Geodis SA	17,364	3,857,738
	Gevelot SA	3,584	286,646
#	GFI Informatique SA	126,539	1,594,023
# *	Gifi	7,579	530,356
*	Ginger (Groupe Ingenierie Europe)	10,357	339,761
#	GL Events	34,299	2,446,295
*	GPe Pizzorno	5,200	268,057
	Grands Moulins de Strasbourg	110	87,326
*	Groupe Ares SA	21,994	177,444
#	Groupe Crit	24,673	1,390,446
*	Groupe Flo SA	22,019	348,016
# *	Groupe Go Sport SA	2,740	258,782
	Groupe Guillin SA	1,200	125,951
*	Groupe Open SA	27,590	483,611
#	Groupe Steria SCA	51,952	3,347,521
# *	Guerbet SA	5,997	1,256,505
#	Guyenne et Gascogne SA	26,000	4,391,729
	Haulotte Group SA	57,491	2,123,506
#	Havas SA	1,144,241	6,878,486
	Idsud	2,227	164,071
*	IEC Professionnel Media	34,930	86,934
#	IMS International Metal Service SA	51,946	2,351,835
# *	Infogrames Entertainment SA	1,517,731	489,863
#	Ingenico SA	87,214	2,538,332
#	Ipsos SA	80,658	3,223,170
	Kaufman et Broad SA	34,770	2,799,210
#	Lafuma SA	6,384	496,697
	Laurent-Perrier	12,172	1,611,313
#	Lectra	85,992	740,669
	Lisi SA	9,499	1,027,246
# *	LVL Medical Groupe SA	24,346	660,572
*	Maisons Franc	12,826	1,094,035
#	Manitou BF SA	48,280	2,799,148
	Manutan International SA	13,920	1,179,156
*	Metaleurop SA	35,449	649,980
	MGI Coutier SA	2,753	105,050

	MoneyLine SA	11	—
	Montupet SA	32,450	898,048
#	Mr. Bricolage SA	23,846	704,997
*	Naturex	6,954	476,669
	Nexans SA	78,576	12,655,996
	Nexity	54,940	4,940,645
#	Norbert Dentressangle	12,697	1,253,393
#	NRJ Group	177,024	3,284,477
#	Oberthur Card Systems SA	117,901	891,095
*	Oeneo	102,487	299,112
	Orco Property Group	19,742	3,317,157
# *	Orpea	51,311	5,398,638
*	Osiatis	1,400	12,251
	Paris Orleans et Cie SA	2,832	1,314,178
	Passat SA	8,835	104,750
# *	Penauille Polyservices SA	47,072	484,021
#	Petit Forestier SA	11,101	1,092,690
	Pierre & Vacances	16,031	2,532,850
#	Plastic Omnium SA	30,846	1,615,795
	Plastivaloire SA	4,552	143,030
#	PSB Industries SA	8,438	497,740
#	Radiall SA	5,387	788,413
#	Rallye SA	80,915	5,627,244
	Remy Cointreau SA	57,495	4,161,929
*	Rhodia SA	874,663	3,654,991
#	Robertet SA	3,167	600,325
*	Rodriguez Group SA	27,733	1,392,876
#	Rougier SA	2,040	510,662
	Rubis SA	27,265	2,599,800
# *	S.T. Dupont SA	39,440	17,982
	Sabeton SA	13,500	222,635
*	Saft Groupe SA	42,516	1,668,335
	SAMSE SA	8,800	1,302,586
#	SCOR SA	282,143	7,706,647
#	SEB SA	25,544	4,795,488
#	Sechilienne SA	44,000	2,875,559
#	Securidev SA	2,500	98,824
#	Signaux Girod SA	894	83,117
*	Smoby SA	1,172	44,156
*	Societe de Developpement Regional de la Bretagne	5,106	38,469
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,469,678
	Societe Immobiliere de Location pour l’Industrie et le Commerce	23,530	4,281,039
#	Societe Industrielle D’Aviations Latecoere SA	21,731	764,315
	Societe Marseillaise du Tunnel Prado Carenage	7,222	400,732
	Societe Pour l’Informatique Industrielle SA	5,844	345,679
	Sogeclair SA	1,463	74,392
# *	Soitec SA	231,215	5,287,761
# *	Solving International SA	13,265	108,022
#	Somfy SA	22,900	7,568,721
#	Sopra Group SA	23,668	2,249,465
	Spir Communication SA	7,977	1,199,454
#	Stallergenes SA	30,011	2,621,036
	Ste Virbac SA	16,735	1,326,596
	STEF-TFE SA	29,698	2,073,411
	Sucriere de Pithiviers Le Vieil	1,825	1,544,136
*	Sylis SA	23,228	123,948
#	Synergie SA	22,616	1,398,168
# *	Teamlog SA	34,132	186,323

#	Teleperformance SA	121,237	5,461,094
	Tessi SA	5,050	346,491
*	Theolia SA	88,858	3,343,887
	Tipiak SA	518	59,891
	Toupargel Groupe	21,016	1,088,639
#	Trigano SA	39,484	2,337,922
*	UbiSoft Entertainment SA	96,348	4,829,838
#	Union Financiere de France Banque SA	16,369	1,090,069
# *	Valtech	295,958	246,669
	Viel et Compagnie	162,852	1,272,431
	Vilmorin et Cie SA	19,383	2,377,440
	VM Materiaux SA	5,966	644,327
	Vranken Pommery Monopole	9,879	775,436
#	XRT	102,875	294,678
TOTAL COMMON STOCKS			281,177,753

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,295
*	Bigben Interactive Warrants 12/31/08	2,100	1,074
*	Cybergun Warrants Series A 01/31/08	1,136	229
*	Cybergun Warrants Series B 07/15/10	1,136	367
*	Etablissements Gantois Warrants 07/31/07	1,941	2,481
*	Groupe Ares SA Warrants 12/18/08	4,713	24,415
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	14,661
TOTAL RIGHTS/WARRANTS			46,522
TOTAL — FRANCE			281,224,275

GERMANY — (10.9%)
COMMON STOCKS — (10.9%)
*	3U Telecom AG	117,766	96,832
	A.S. Creation Tapeton AG	6,853	468,437
*	AAP Implantate AG	47,250	193,794
	Aareal Bank AG	110,018	5,751,674
*	Abacho AG	34,175	199,607
*	AC-Service AG	13,512	95,654
	ADCapital AG	33,040	515,142
# *	Adlink Internet Media AG	71,772	1,769,716
*	ADVA AG Optical Networking	96,672	942,318
	Agrob AG	5,800	110,556
*	Aixtron AG	248,279	1,947,798
*	Allbecon Olympia AG	21,017	256,636
	Amadeus Fire AG	14,526	387,870
*	Analytik Jena AG	11,215	110,159
	Andreae-Noris Zahn AG	27,200	1,439,609
*	Artnet AG	16,292	225,276
#	Atoss Software AG	10,108	112,070
*	Augusta Technologie AG	22,353	470,525
#	AWD Holding AG	98,254	4,483,105
*	AZEGO AG	16,940	12,523
#	Baader Wertpapierhandelsbank AG	142,376	978,622
#	Balda AG	128,088	1,885,408
*	Basler AG	8,861	133,519
	Beate Uhse AG	56,241	308,033
#	Bechtle AG	38,120	1,284,875
#	Bertrandt AG	23,282	864,813

*	Beta Systems Software AG	5,700	33,743
#	BHS Tabletop AG	2,800	47,214
	Bilfinger Berger AG	136,777	13,409,696
# *	Biolitec AG	26,843	527,190
#	Biotest AG	22,203	1,194,900
*	BKN International AG	26,631	89,124
# *	BMP AG	50,479	209,164
#	Boewe Systec AG	15,333	929,003
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	495,660
*	Broadnet AG	36,856	272,559
# *	Business Media China AG	15,212	425,777
*	CBB Holding AG	102,602	16,550
*	CEAG AG	20,670	307,193
#	Cenit AG Systemhaus	18,394	317,931
# *	CENTROTEC Sustainable AG	21,140	1,037,920
#	Cewe Color Holding AG	13,917	714,258
# *	ComBOTS AG	54,217	801,071
#	Comdirect Bank AG	128,971	1,819,174
	Computerlinks AG	16,965	352,149
*	Concord Effekten AG	30,962	84,543
*	Condomi AG	1,800	1,356
# *	Conergy AG	94,598	7,305,639
*	COR AG Insurance Technologies	30,247	178,458
# *	CTS Eventim AG	53,393	2,407,980
	Curanum AG	65,193	684,196
*	Cybio AG	11,685	70,804
*	D&S europe AG	77,965	1,267,599
*	D. Logistics AG	113,203	333,632
#	DAB Bank AG	133,926	1,552,144
#	Data Modul AG	10,414	219,469
*	DEAG Deutsche Entertainment AG	51,845	152,121
#	Deutsche Euroshop AG	43,693	3,467,441
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	80,518
	Deutsche Wohnen AG	69,977	3,763,489
# *	Deutz AG	257,064	3,586,958
	Dierig Holding AG	10,500	137,249
	Douglas Holding AG	105,237	6,971,819
	Dr. Hoenle AG	14,858	174,068
# *	Drillisch AG	79,246	939,541
*	Duerr AG	38,845	1,612,173
	DVB Bank AG	9,984	3,648,855
*	Easy Software AG	13,167	152,264
# *	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	101,808
#	Elexis AG	23,942	819,441
# *	Elmos Semiconductor AG	25,110	294,903
#	ElreingKlinger AG	6,000	557,475
# *	EM.TV AG	160,173	983,355
*	Emprise AG	24,502	22,089
*	EMS New Media AG	42,609	26,373
#	Energiekontor AG	38,401	185,245
	Epcos AG	216,079	4,683,234
	Erlus AG	297	157,326
*	Escada AG	40,309	2,063,466
	Euwax AG	12,564	866,395
# *	Evotec AG	196,039	892,480
	Fielmann AG	58,362	4,011,368
*	FJA AG	44,005	168,229
	Fortec Elektronik AG	7,433	124,339

*	Freenet AG	236,364	7,890,567
	Fuchs Petrolub AG	30,747	2,585,810
	GBWAG Bayerische Wohnungs AG	3,383	441,544
	Geratherm Medical AG	14,057	131,045
#	Gerry Weber International AG	48,907	1,457,743
	Gesco AG	6,731	360,350
#	GFK AG	57,878	2,764,348
# *	GFT Technologies AG	66,050	295,979
# *	GPC Biotech AG	103,290	3,057,103
#	Grenkeleasing AG	32,424	1,548,523
	Grundstuecks & Baugesellschaft AG	3,567	274,999
	Hamborner AG	21,000	1,034,894
*	Hansa Group AG	91,248	152,871
	Hawesko Holding AG	20,044	676,730
*	Herlitz AG	6,962	41,354
*	Hoeft & Wessel AG	20,622	124,083
*	Hucke AG	11,123	7,441
	Hugo Boss AG	25,100	1,690,481
	Hyrican Informations Systeme AG	11,943	155,085
*	I-D Media AG	23,140	60,864
*	IFA Hotel & Touristik AG	7,000	105,516
*	IM International Media AG	152,932	82,084
	Indus Holding AG	41,345	1,669,206
	Innovation in Traffic Systems AG	23,949	236,260
# *	Integralis AG	31,050	192,964
	INTERSEROH AG	22,803	1,494,435
# *	Intershop Communications AG	58,426	212,757
*	Intertainment AG	8,500	21,922
	Isra Vision Systems AG	10,917	313,665
*	itelligence AG	56,089	365,647
*	IVU Traffic Technologies AG	48,838	81,406
# *	IWKA AG	80,909	2,798,767
*	Jack White Productiions AG	15,810	56,118
# *	Jenoptik AG	149,037	1,590,101
	K&S AG	16,078	2,308,195
*	Kampa AG	25,822	314,087
*	Kampa AG Issue 07	2,582	29,253
	KERAMAG Keramische Werke AG	13,000	1,308,597
#	Kloeckner-Werke AG	113,960	2,356,660
	Kontron AG	141,382	2,580,196
	Krones AG	19,203	4,158,088
*	KSB AG	4,521	3,139,878
	KWS Saat AG	24,461	3,890,589
	Leifheit AG	12,500	358,458
	Leoni AG	112,500	5,320,882
*	Loewe AG	22,976	548,211
#	LPKF Laser & Electronics AG	26,218	197,474
*	Mania Technologie AG	74,770	170,907
*	Marbert AG	2,600	9,467
#	Masterflex AG	10,531	359,962
# *	Maxdata AG	32,897	58,845
*	Mediclin AG	79,703	489,814
# *	Medigene AG	90,111	705,628
*	Medion AG	84,110	1,322,195
	Mensch und Maschine Software AG	27,532	219,759
# *	MLP AG	217,291	4,971,996
*	Mologen AG	22,062	244,673
# *	Morphosys AG	19,723	1,332,772

*	Mosaic Software AG	5,200	5,758
#	MTU Aero Engines Holding AG	144,740	8,932,845
	Muehlabauer Holdings AG & Co. KGAA	15,349	592,644
	MVV Energie AG	143,467	6,237,329
	MWB Wertpapierhandelsbank AG	13,341	93,123
*	MWG-Biotech AG	22,400	62,327
#	Nemetschek AG	23,340	884,232
*	Neschen AG	5,800	13,828
*	Neschen AG Issue 07	2,900	6,907
*	Net AG Infrastructure, Software & Solutions	58,477	117,229
*	Net AG Infrastructure, Software & Solutions Issue 06	13,708	28,221
*	Nexus AG	37,949	206,683
#	Norddeutsche Affinerie AG	129,315	4,743,734
	Norddeutsche Steingut AG	5,960	74,245
*	Nordex AG	87,845	3,324,248
*	Nordwest Handel AG	3,244	36,707
*	november AG	9,018	18,946
	OHB Technology AG	37,069	738,305
#	Oldenburgische Landesbank AG	4,234	313,103
	P&I Personal & Informatik AG	17,889	518,807
*	Paion AG	51,500	727,194
*	Pandatel AG	5,700	2,309
#	Paragon AG	22,134	353,799
*	ParSytec AG	14,807	85,870
	PC-Ware AG	15,184	289,436
#	Pfeiffer Vacuum Technology AG	29,866	3,045,078
#	Pfleiderer AG	155,435	5,237,573
*	Pironet NDH AG	36,682	171,273
# *	Pixelpark AG	47,712	98,307
*	Plambeck Neue Energien AG	104,005	468,781
*	Plasmaselect AG	35,172	94,654
*	Plenum AG	9,300	16,201
*	Premiere AG	231,200	5,621,250
*	Primacom AG	52,801	745,378
	Progress-Werk Oberkirch AG	6,250	295,182
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	278,196
*	Pulsion Medical Systems AG	20,493	188,870
*	PVATepla AG	51,882	436,228
# *	QIAGEN NV	510,901	8,880,598
# *	QSC AG	255,715	1,785,689
#	Rational AG	15,083	2,960,406
	REALTECH AG	13,541	175,592
#	Renk AG	19,400	1,643,927
# *	REpower Systems AG	21,093	3,617,895
	Rheinmetall AG	61,085	5,777,429
#	Rhoen-Klinikum AG	149,404	9,266,657
*	Rinol AG	1,475	894
	Rohwedder AG	12,979	153,621
	Ruecker AG	21,675	234,643
*	S.A.G. Solarstrom AG	34,969	187,842
	Sartorius AG	32,181	1,775,529
	Schlott Sebaldus AG	15,429	451,553
*	Secunet Security AG	16,078	166,652
	Sektkellerei Schloss Wachenheim AG	15,120	200,846
*	Senator Entertainment AG	980	3,826
# *	SGL Carbon AG	228,535	8,652,084
#	SHB Stuttgarter Invest AG	36,048	1,797,050
*	SHS Viveon AG	36,949	65,078

	Silicon Sensor International AG	9,177	213,600
# *	Singulus Technologies AG	112,455	1,561,611
	Sinner AG	4,160	114,749
*	SinnerSchrader AG	26,169	58,766
#	Sixt AG	38,312	2,431,760
	SM Wirtschaftsberatungs AG	18,841	388,267
#	Software AG	71,834	6,792,037
*	Solar Millenn	20,100	963,071
*	Solon AG fuer Solartechnik	18,988	1,016,387
#	Stada Arzneimittel AG	164,610	10,634,310
	Stahl (R.) AG	14,839	686,554
*	Stoehr & Co. AG	16,000	95,501
#	Strabag AG	10,386	3,641,944
	Stratec Biomedical Systems AG	27,297	872,567
#	Sued-Chemie AG	29,146	4,378,594
# *	Suess Microtec AG	47,501	513,285
	Synaxon AG	9,060	105,928
#	Syskoplan AG	9,363	120,220
	Syzygy AG	30,656	154,456
#	Takkt AG	146,687	2,782,748
*	TDS Informationstechnologie AG	89,063	362,162
	Techem AG	74,865	5,522,713
	Technotrans AG	21,735	675,941
#	Telegate AG	20,500	608,920
*	Teles AG	41,582	251,537
*	Textilgruppe Hof AG	12,170	128,095
*	TFG Capital AG & Co. KGAA	36,723	136,368
# *	Tomorrow Focus AG	101,081	381,048
*	TRIA IT-solutions AG	5,514	8,377
	TTL Information Technology AG	6,400	13,561
*	UMS United Medical Systems International AG	17,056	231,290
	Umweltbank AG	13,074	293,478
	United Internet AG	125,696	2,453,715
	Utimaco Safeware AG	35,121	616,012
	Value Management & Research AG	42,250	292,189
*	Varetis AG	16,571	91,195
*	VBH Holding AG	9,415	118,512
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,906
	Vivacon AG	60,307	2,148,694
# *	Vossloh AG	34,930	4,083,366
*	W.O.M. World of Medicine AG	23,832	308,401
	Wanderer-Werke AG	7,903	408,131
*	Washtec AG	38,529	834,784
*	WaveLight AG	11,800	97,019
# *	WCM Beteiligungs-und Grundbesitz AG	617,895	63,174
	Westag & Getalit AG	7,000	216,555
	Wincor Nixdorf AG	117,600	11,752,386
*	Wirecard AG	210,816	2,937,149
#	Wuerttembergische Lebensversicherung AG	28,123	1,467,638
#	Wuerttembergische Metallwarenfabrik AG	30,330	1,440,378
# *	Zapf Creation AG	21,120	205,959
TOTAL — GERMANY			341,743,556

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	29,862	225,343
*	Aegek S.A.	218,665	223,131

*	Agrotiki Insurance Co. S.A.	59,277	335,587
*	Alco Hellas ABEE S.A.	93,892	176,120
*	Alfa Alfa Energy S.A.	3,810	7,126
*	Alfa Alfa Holdings S.A.	104,982	—
*	Alfa-Beta Vassilopoulos S.A.	21,502	763,093
*	Allatini Industrial & Commercial Co. S.A.	34,470	171,301
*	Alte Technical Co.	85,048	9,155
*	Altec Information & Communication Systems S.A.	80,278	198,341
	Alumil Milonas Aluminum Industry S.A.	52,886	330,776
*	Alysida S.A.	2,376	6,365
*	Anek Lines S.A.	639,522	1,846,271
	AS Co. S.A.	47,540	111,484
	Aspis Bank S.A.	228,007	1,108,097
*	Aspis Pronia General Insurance S.A.	165,110	277,637
*	Astir Palace Hotels S.A.	98,660	880,556
	Athens Medical Center S.A.	150,874	1,034,241
	Atlantic Supermarkets S.A.	35,080	91,100
	Attica Holdings S.A.	244,076	1,646,180
	Attica Publications S.A.	16,674	66,219
	Atti-Kat S.A.	196,084	421,399
	Autohellas S.A.	83,520	743,476
	Babis Vovos International Construction S.A.	61,592	2,058,187
*	Balafas S.A.	15,200	3,886
*	Balkan Export S.A.	41,970	236,391
*	Bank of Attica S.A.	202,121	1,143,123
	Bank of Greece	60,592	7,725,539
	Benrubi S.A.	27,741	139,587
	Betanet S.A.	27,328	94,567
	Bitros Holdings S.A.	38,892	193,260
	Blue Star Maritime S.A.	216,430	1,142,356
	Byte Computers S.A.	22,730	108,051
	C. Rokas S.A.	44,569	1,246,062
*	Centric Multimedia SA	31,480	67,171
*	Compucon Computer Applications S.A.	11,260	9,365
*	Computer Peripherals International S.A.	9,110	11,666
	Crown Hellas Can S.A.	30,452	210,332
*	Cyclon Hellas S.A	62,191	191,835
	Daios Plastics S.A.	16,350	272,276
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	843,859
	Dionic S.A.	13,336	19,350
	Domiki Krittis S.A.	23,720	74,434
	Dromeas S.A.	5,200	19,385
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	135,858
	EL. D. Mouzakis S.A.	40,703	124,326
*	Elais Oleaginous Production S.A.	24,032	790,620
*	Elbisco Holding S.A.	56,000	146,701
	Elektrak S.A.	36,580	264,808
	Elektroniki Athinon S.A.	34,490	353,581
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	214,349
	Elmec Sport S.A.	128,306	593,098
	Elton Chemicals S.A.	53,834	112,646
*	Empedos S.A.	15,974	1,720
	ETEM S.A.	72,082	306,005
*	Ethniki General Insurance Co. S.A.	178,148	1,337,243
*	Etma Rayon S.A.	11,242	21,329
*	Euro Reliance General Insurance Co. S.A.	55,110	236,491

*	Eurodrip S.A.	83,040	147,012
	Euromedica S.A.	64,900	717,071
*	European Technical S.A.	32,750	10,135
	Everest S.A.	68,950	246,832
	Evrofarma S.A.	26,707	68,166
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	521,956
	F.G. Europe SA Common Registered Shares	4,536	16,175
*	Forthnet S.A.	115,475	1,623,570
	Fourlis S.A.	133,615	3,869,030
	Frigoglass S.A.	88,060	2,583,807
	Galaxidi Fish Farming S.A.	12,940	24,608
	GEK Group of Cos S.A.	155,884	2,566,558
	General Commercial S.A.	64,410	108,019
*	Geniki Bank	127,174	1,384,538
*	Gregorys Mikrogeumata S.A.	53,530	79,791
	Halkor S.A.	226,556	1,608,080
*	Hatziioannou Holdings S.A.	89,750	253,249
*	Hellenic Cables S.A.	65,236	453,738
	Hellenic Duty Free Shops S.A.	101,270	2,100,511
	Hellenic Fabrics S.A.	32,310	110,020
*	Hellenic Sugar Industry S.A.	87,664	587,527
	Hellenic Technodomiki Tev S.A.	477,519	6,353,025
	Heracles General Cement Co. S.A.	93,293	2,302,439
*	Hippotour S.A.	13,891	16,822
	Iaso S.A.	175,950	2,708,636
	Iktinos Hellas S.A.	64,850	124,576
	Inform P. Lykos S.A.	35,570	211,283
*	Informatics S.A.	3,778	1,576
*	Intersat S.A.	19,392	—
	Intertech S.A.	23,746	111,641
*	Intracom Holdings S.A.	313,706	1,642,638
*	Intracom Technical & Steel Constructions S.A.	105,050	181,891
*	Ionian Hotel Enterprises S.A.	16,914	227,540
*	Ipirotiki Software & Publications S.A.	22,110	57,715
*	J Boutaris & Son Holding S.A.	48,870	45,363
	J&P-Avax S.A.	163,746	1,678,748
	Karatzis S.A.	28,610	82,675
	Karelia Tobacco Co., Inc. S.A.	5,810	712,650
	Kathimerini Publishing S.A.	47,170	416,158
*	Katselis Sons S.A. Bread Industry	41,545	184,509
	Kego S.A.	32,045	170,534
*	Kekrops S.A.	6,444	112,888
*	Keramia-Allatini	10,368	14,820
*	Klonatex Group S.A. Bearer Shares	20,351	13,825
	Kordellou Brothers S.A.	50,600	108,513
	Ktima Kostas Lazaridis S.A.	18,326	33,712
	Lambrakis Press S.A.	118,587	449,063
	Lamda Detergent SA	86,041	1,262,219
	Lampsa Hotel Co.	50,326	1,115,780
*	Lan-Net S.A.	126,887	153,061
*	Lavipharm S.A.	96,324	606,086
*	Loulis Mills S.A.	41,702	196,986
	Mailis (M.J.) S.A.	154,984	522,216
*	Maritime Company of Lesvos S.A.	272,579	435,538
*	Maxim S.A.	16,360	12,477
	Medicon Hellas S.A.	2,860	19,896
	Mesochoritis Brothers S.A.	23,700	23,506
	Metka S.A.	100,500	1,995,226

	Michaniki S.A.	165,545	1,753,419
	Minerva Knitwear SA	5,140	22,305
*	Minoan Lines S.A.	248,689	1,993,429
	MLS Multimedia S.A.	8,300	13,355
*	Mochlos S.A.	98,304	82,085
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	918,971
*	Multirama S.A.	10,990	127,967
	Mytilineos Holdings S.A.	108,090	5,222,225
	N. Levederis S.A.	8,355	13,821
*	Nafpaktos Textile Industry S.A.	10,580	15,197
	Naytemporiki S.A.	49,480	109,557
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,896,361
*	Neorion New S.A. Holdings	37,500	118,314
	Newsphone Hellas S.A.	55,010	124,999
*	Nexans Hellas S.A.	11,443	95,947
*	Nirefs Acquaculture S.A.	114,960	905,923
	Pantechniki S.A.	89,570	502,438
*	Parnassos Enterprises S.A.	50,700	217,622
*	Pegasus Publishing S.A.	95,510	320,599
*	Perseys S.A.	34,972	70,809
	Petropoulos S.A.	8,832	75,569
*	Petzetakis S.A.	49,310	65,686
*	Philippos Nakas SA	12,310	56,655
*	Pilias S.A.	51,791	47,213
*	Pipeworks L. Girakian Profil S.A.	11,730	24,203
	Piraeus Leasing S.A.	5,765	46,906
*	Prodeftiki Technical Co.	32,257	21,621
*	Promota Hellas S.A.	8,860	2,742
*	Reds S.A.	94,497	505,989
	Regency Entertainment S.A.	130,260	2,068,576
*	Rilken S.A.	11,092	134,923
	S&B Industrial Minerals S.A.	56,301	924,154
*	Sanyo Hellas S.A.	168,151	306,903
	Sarantis S.A.	77,120	931,979
	Sato S.A.	62,978	243,779
*	Selected Textile Industry Assoc. S.A.	87,690	82,409
	Sfakianakis S.A.	30,440	809,548
*	Sheet Steel Co.	25,850	8,696
*	Shelman Hellenic-Swiss Wood S.A.	73,402	232,605
*	Singularlogic S.A.	100,470	467,916
	Spyroy Agricultural Products S.A.	61,348	242,253
*	Stabilton S.A.	27,530	2,963
	Technical Olympic S.A.	238,420	640,491
*	Technodomi M.Travlos Brothers S.A.	13,910	3,930
	Teletypos S.A. Mega Channel	72,717	468,451
	Terna Tourist Technical & Maritime S.A.	101,190	1,797,244
*	Themeliodomi S.A.	37,422	18,631
	Thrace Plastics Co. S.A.	109,280	317,905
	Unisystems S.A.	86,560	232,868
*	United Textiles S.A.	52,191	31,602
	Vardas S.A.	26,020	110,276
*	Varvaressos S.A. European Spinning Mills	7,200	8,810
*	Veterin S.A.	65,454	610,631
	Viohalco S.A.	426,755	6,633,009
	Vioter S.A.	145,986	256,485
*	Vis Container Manufacturing Co.	4,259	16,848
	Vivartia S.A.	199,276	4,790,763
*	Xylemporia S.A.	17,975	57,718

	Zampa S.A.	830	12,675
TOTAL COMMON STOCKS			113,346,047

RIGHTS/WARRANTS — (0.0%)
*	Aegek S.A. Rights 06/13/07	218,665	47,076
*	Bank of Attica S.A. Rights 06/12/07	202,121	209,412
TOTAL RIGHTS/WARRANTS			256,488
TOTAL — GREECE			113,602,535

IRELAND — (2.4%)
COMMON STOCKS — (2.4%)
	Abbey P.L.C.	86,889	1,245,111
*	Aminex P.L.C.	440,966	183,752
*	Blackrock International Land P.L.C.	897,420	592,094
*	Datalex P.L.C.	227,588	284,869
	DCC P.L.C.	324,316	11,211,949
	Donegal Creameries P.L.C.	26,085	241,824
*	Dragon Oil P.L.C.	1,510,561	5,264,689
	FBD Holdings P.L.C.	132,521	6,999,616
	Fyffes P.L.C.	1,051,012	1,258,062
	Glanbia P.L.C.	788,830	4,037,347
	Greencore Group P.L.C.	606,995	3,978,783
*	Horizon Technology Group P.L.C.	236,352	349,741
	IAWS Group P.L.C.	368,887	9,010,483
	IFG Group P.L.C.	205,432	646,998
	Independent News & Media P.L.C.	745,387	3,790,645
*	IONA Technologies P.L.C.	100,946	527,217
	Irish Continental Group P.L.C.	93,833	2,558,491
*	Kenmare Resources P.L.C.	2,044,297	2,423,664
	Kingspan Group P.L.C.	185,024	5,515,370
*	Lantor	34,575	—
*	Lantor Escrow Shares 2009	34,575	—
	McInerney Holdings P.L.C.	657,135	2,358,056
	Paddy Power P.L.C.	163,854	4,887,514
*	Providence Resources P.L.C.	6,258,198	675,219
	Qualceram Shires P.L.C.	40,136	113,681
	Readymix P.L.C.	323,262	1,177,377
	United Drug P.L.C.	829,752	4,630,447
*	Waterford Wedgwood P.L.C.	7,869,750	508,279
TOTAL — IRELAND			74,471,278

ITALY — (6.5%)
COMMON STOCKS — (6.4%)
*	A.S. Roma SpA	270,930	236,608
#	Acegas-APS SpA	114,287	1,324,713
#	Actelios SpA	343,329	4,220,357
#	Aedes SpA	324,161	2,846,253
#	Aeroporto de Firenze SpA	17,918	436,263
# *	Alitalia SpA	123,532	137,507
#	Amplifon SpA	521,701	4,356,311
	Astaldi SpA	200,189	2,035,476
#	Azimut Holding SpA	445,446	7,516,025
#	Banca Finnat Euramerica SpA	706,431	947,203
	Banca Ifis SpA	54,527	738,179
#	Banca Intermobiliare SpA	319,984	3,232,258

#	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,731,813
#	Banca Popolare dell’Etruria e del Lazio Scrl	221,796	4,976,824
#	Banca Profilo SpA	253,156	848,136
	Banco di Desio e della Brianza SpA	242,974	2,940,239
	Beghelli SpA	427,981	757,134
	Benetton Group SpA	8,444	142,091
#	Beni Stabili SpA, Roma	1,309,500	2,202,083
	Biesse SpA	55,616	1,731,305
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	609,928
#	Brembo SpA	108,591	1,738,253
#	C.I.R. S.p.A. - Compagnie Industriali Riunite	1,083,933	4,324,671
#	Caltagirone Editore SpA	161,554	1,359,663
	Caltagirone SpA	232,618	2,996,233
	Cam Finanziaria SpA	36,527	88,069
#	Carraro SpA	85,800	961,425
#	Cembre SpA	40,330	470,819
#	Cementir SpA	262,430	3,812,274
	Centrale del Latte di Torino & Co. SpA	21,168	131,487
*	Ciccolella SpA	30,000	242,048
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,656	477,152
*	Compagnia Immobiliare Azionaria SpA	44,000	26,031
	Credito Artigiano SpA	297,576	1,640,045
#	Credito Bergamasco SpA	139,720	7,079,056
	Cremonini SpA	218,517	746,730
*	CSP International Industria Calze SpA	87,961	295,720
#	Danieli & Co. SpA	86,438	2,117,235
	Davide Campari - Milano SpA	358,312	3,753,754
	De Longhi SpA	314,782	2,033,582
# *	Digital Multimedia Technologies SpA	25,000	2,435,787
# *	Ducati Motor Holding SpA	749,005	1,592,199
*	Emak SpA	57,399	538,591
# *	EnerTad SpA	95,849	550,266
	Ergo Previdenza SpA	112,421	744,165
	Esprinet SpA	81,154	1,772,557
	Fiera Milano SpA	37,863	439,966
*	Fin.Part SpA	133,481	—
*	Finarte Casa d’Aste SpA	56,266	55,973
# *	Gabetti SpA	64,201	268,137
	Gefran SpA	31,849	226,383
# *	Gemina SpA	835,842	3,800,200
#	Gewiss SpA	249,008	2,326,202
*	Giovanni Crespi SpA	121,789	194,655
#	Granitifiandre SpA	82,117	971,108
#	Gruppo Ceramiche Ricchetti SpA	127,131	302,066
#	Gruppo Editoriale L’Espresso SpA	676,817	3,346,640
	I Grandi Viaggi SpA	98,547	389,796
*	Immobiliare Lombardia SpA	9,036,502	2,672,378
#	Immsi SpA	717,616	2,245,709
*	Impregilo SpA	1,144,479	10,599,805
#	Indesit Co. SpA	167,073	3,972,582
#	Industria Macchine Automatique SpA	72,957	1,530,450
	Industria Romagnola Conduttori Elettrici SpA	43,452	198,889
#	Intek SpA	482,657	613,230
# *	Interpump Group SpA	248,737	2,619,375
#	Iride SpA	849,866	3,159,885
*	Isagro SpA	16,993	178,350
#	Italmobiliare SpA	20,975	2,961,331

# *	Juventus Football Club SpA	242,284	564,100
*	KME Group SpA	1,438,292	1,377,265
*	La Doria SpA	59,783	200,377
*	Lavorwash SpA	25,065	89,020
#	Linificio e Canapificio Nazionale SpA	66,833	265,325
#	Mariella Burani SpA	48,185	1,694,913
#	Marr SpA	131,000	1,399,777
#	Marzotto SpA	151,704	811,405
#	Meliorbanca SpA	249,443	1,509,436
	Mirato SpA	36,779	449,742
#	Mondadori (Arnoldo) Editore SpA	226,405	2,336,455
*	Monrif SpA	315,834	526,492
*	Montefibre SpA	260,521	259,491
	Navigazione Montanari SpA	263,594	1,414,441
*	Negri Bossi SpA	76,000	102,280
*	NGP SpA	17,891	8,426
*	Olidata SpA	82,236	174,205
*	Opengate Group SpA	4,000	10,280
*	Pagnossin SpA	9,000	9,710
	PanariaGroup Industrie Ceramiche SpA	42,000	385,654
#	Permasteelisa SpA	67,249	1,826,416
*	Pininfarina SpA	31,285	1,086,073
	Pirelli & C.Real Estate SpA	23,522	1,644,472
#	Poligrafici Editoriale SpA	257,869	527,213
#	Premafin Finanziaria SpA	881,704	3,153,326
#	Premuda SpA	296,107	625,729
*	Ratti SpA	159,537	184,003
*	RDM Realty SpA	5,771	32,720
#	Recordati SpA	340,005	2,866,874
*	Reno de Medici SpA	683,435	606,517
*	Richard-Ginori 1735 SpA	140,800	78,055
#	Risanamento Napoli SpA	354,557	3,185,537
	Sabaf SpA	23,325	939,673
#	SAES Getters SpA	30,068	1,141,860
	SAVE SpA	32,606	1,337,938
*	Schiapparelli 1824 SpA	1,322,152	109,084
	Sirti SpA	29,967	108,569
	Smurfit SISA SpA	72,500	230,291
# *	SNIA SpA	2,326,893	491,735
*	Societa Partecipazioni Finanziarie SpA	959,063	877,336
#	Societe Cattolica di Assicurazoni Scarl SpA	35,782	2,082,242
#	Socotherm SpA	66,740	1,005,187
#	Sogefi SpA	324,310	3,105,647
#	Sol SpA	194,092	1,493,063
# *	Sorin SpA	880,027	2,345,677
# *	Stefanel SpA	96,348	434,107
	Targetti Sankey SpA	34,593	319,134
*	Tecnodiffusione Italia SpA	3,332	8,967
# *	Telecom Italia Media SpA	4,300,248	1,767,183
# *	Tiscali SpA	1,060,244	3,461,800
#	Tod’s SpA	42,015	3,812,364
#	Trevi Finanziaria SpA	91,694	1,622,054
#	Valentino Fashion Group SpA	150,000	6,951,555
*	Vemer Siber Group SpA	197,276	182,355
*	Viaggi del Ventaglio SpA	173,948	192,914
	Vianini Industria SpA	59,070	302,043
	Vianini Lavori SpA	180,752	3,124,370
#	Vittoria Assicurazioni SpA	62,484	1,217,407

*	Zucchi (Vincenzo) SpA	144,350	724,673
TOTAL COMMON STOCKS			200,762,585

RIGHTS/WARRANTS — (0.1%)
*	Banca Piccolo Credito Valtellinese Scarl SpA Rights 06/15/07	314,205	1,010,441
*	Intek SpA Rights 06/13/08	178,760	58,930
*	Juventus Football Club SpA Rights 06/08/07	242,284	91,934
*	Negri Bossi SpA Warrants 06/30/10	38,000	25,821
TOTAL RIGHTS/WARRANTS			1,187,126
TOTAL — ITALY			201,949,711

NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
	Aalberts Industries NV	372,614	10,442,907
#	Accell Group NV	34,374	1,454,197
*	AFC Ajax NV	18,134	208,324
	Amsterdam Commodities NV	60,689	396,008
	Arcadis NV	62,073	5,299,615
# *	ASM International NV	205,931	5,430,351
*	Atag Group NV	4,630	1,807
	Batenburg Beheer NV	5,153	415,948
*	Begemann Groep NV Series B	13,451	5,792
	Beter Bed Holding NV	69,403	2,478,296
	Brunel International NV	65,086	2,227,051
#	Corporate Express NV	441,331	5,756,380
	Crown Van Gelder NV	18,307	471,008
# *	Crucell NV	237,868	5,496,155
*	Crucell NV ADR	45,768	1,058,156
*	De Vries Robbe Groep NV	9,110	21,558
	DOCdata NV	22,463	196,077
#	Draka Holding NV	48,947	2,059,825
*	Econosto NV	58,746	426,346
	Eriks Group NV	43,983	3,750,910
#	Exact Holding NV	97,790	3,455,605
	Fornix Biosciences NV	29,890	884,176
	Gamma Holding NV	21,255	1,871,787
# *	Getronics NV	544,961	4,078,901
#	Grolsche NV	48,829	2,183,473
	Grontmij NV	19,528	3,387,412
	Hagemeyer NV	1,941,147	9,370,301
	Heijmans NV	91,720	5,491,398
	Hitt NV	20,431	193,850
	ICT Automatisering NV	33,007	641,136
	Imtech NV	87,055	7,693,535
# *	Innoconcepts	76,957	1,612,287
# *	Jetix Europe NV	132,924	3,309,073
	Kas Bank NV	49,050	1,796,618
*	Kendrion NV	41,018	1,146,067
#	Koninklijke Bam Groep NV	436,318	12,965,605
	Koninklijke Boskalis Westminster NV	223,109	8,244,627
	Koninklijke Ten Cate NV	98,255	3,820,243
	Koninklijke Vopak NV	73,543	4,465,305
# *	Laurus NV	262,779	1,166,486
	Macintosh Retail Group NV	97,270	4,447,219
*	Maverix Capital NV	1,500	76,696
	Nederlandsche Apparatenfabriek NV	29,670	1,396,910

	Nutreco Holding NV	146,191	10,935,089
#	Oce NV	353,653	6,983,397
	OPG Groep NV	218,634	7,901,960
	Ordina NV	155,263	3,486,400
# *	Pharming Group NV	285,229	1,184,563
*	Punch Technix NV	12,412	102,041
# *	Qurius NV	351,539	670,546
	Roto Smeets de Boer NV	12,436	701,453
	Royal Reesink NV	2,050	316,808
*	Samas NV	83,066	653,020
*	Seagull Holding NV	5,000	27,168
# *	Semiconductor Industries NV	142,819	950,244
	Sligro Food Group NV	157,640	6,785,784
	Smit Internationale NV	46,180	3,476,913
	Stern Groep NV	1,258	68,305
	Stork NV	105,189	5,559,345
# *	Tele Atlas NV	351,470	8,005,025
#	Telegraaf Media Groep NV	176,535	6,164,894
*	Textielgroep Twenthe NV	1,000	3,364
	TKH Group NV	101,120	2,780,945
*	Tulip Computers NV	39,557	403,733
	Unit 4 Agresso NV	76,624	2,111,383
	Univar NV	99,157	5,156,595
	USG People NV	196,365	9,140,675
# *	Van der Moolen Holding NV	117,201	594,647
	Wegener Arcade NV	105,955	2,596,841
TOTAL — NETHERLANDS			218,056,559

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
	Acta Holding ASA	464,100	2,834,186
	Aker Yards ASA	155,605	2,706,963
*	Aktiv Kapital ASA	72,417	1,025,404
# *	Altinex ASA	3,100,000	935,916
	Arendals Fosse Kompani ASA	100	25,157
# *	Birdstep Technology ASA	71,000	161,451
# *	Blom ASA	68,367	571,901
	Bonheur ASA	67,400	3,275,093
*	Camillo Eitze	58,200	578,837
*	Corrocean ASA	83,321	84,365
# *	Det Norske Oljeselskap (DNO) ASA	1,774,304	3,513,893
#	DOF ASA	115,506	1,315,572
#	EDB Elektronisk Data Behandling ASA	149,417	1,298,816
#	Ekornes ASA	110,190	2,590,440
# *	Eltek ASA	126,859	1,165,150
*	Ementor ASA	142,551	1,204,677
#	Expert ASA	75,450	1,983,256
*	Fara ASA	56,000	22,263
#	Farstad Shipping ASA	60,790	1,533,845
# *	Fast Search & Transfer ASA	487,050	1,219,309
	Ganger Rolf ASA	50,060	2,123,057
	Havila Shipping ASA	22,400	352,766
*	Home Invest ASA	15,077	—
# *	Ignis ASA	934,282	111,143
# *	Independent Oil Tools ASA	75,603	33,846
	Itera Consulting Group ASA	168,000	179,742
# *	Kongsberg Automotive ASA	86,200	780,303

#	Kongsberg Gruppen ASA	49,500	1,887,524
*	Kverneland ASA	25,808	522,326
#	Leroy Seafood Group ASA	92,100	1,967,560
*	Nordic Semiconductor ASA	51,200	372,070
# *	Norse Energy Corp. ASA	549,400	327,519
*	Norwegian Air Shuttle ASA	31,600	668,115
# *	Ocean Rig ASA	505,762	3,425,386
	Odfjell ASA Series A	94,900	1,857,125
#	Olav Thon Eiendomsselskap ASA	13,360	1,747,024
*	Otrum ASA	17,800	44,412
# *	Petrolia Drilling ASA	1,520,000	863,643
# *	Photocure ASA	33,562	311,418
# *	Q-Free ASA	85,000	214,491
#	Rieber and Son ASA Series A	109,654	962,607
#	Scana Industrier ASA	252,423	684,659
# *	Sevan Marine ASA	385,800	3,623,952
# *	Software Innovation ASA	51,795	124,613
#	Solstad Offshore ASA	59,900	1,578,564
	Sparebanken Midt-Norge	134,100	1,555,596
#	Steen and Stroem ASA	19,512	1,150,046
*	Synnove Finden ASA	16,200	59,868
	Tandberg ASA Series A	276,210	6,210,783
# *	Tandberg Data ASA	122,130	167,089
*	Tandberg Storage ASA	48,450	26,391
*	TGS Nopec Geophysical Co. ASA	316,440	6,690,821
*	Thin Film Electronics ASA	16,200	26,861
#	Tomra Systems ASA	616,328	5,027,017
	TTS Marine ASA	32,900	452,356
#	Veidekke	319,230	3,636,489
#	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,358,185
TOTAL — NORWAY			80,171,861

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Cin Corporacao Industrial do Norte SA	1,000	9,123
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	625,434
*	Fibras Sinteticas de Portugal SA	195,903	55,400
	Finibanco Holdings SGPS SA	197,573	1,328,634
	Ibersol SGPS SA	20,401	300,820
# *	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,433,943
*	Investimentos Participacoes e Gestao SA Inapa	43,702	137,511
	Jeronimo Martins SGPS SA	853,785	5,131,995
#	Mota-Engil SGPS SA	344,465	3,271,353
# *	Novabase SGPS	56,005	372,039
# *	ParaRede SGPS SA	545,591	176,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,843,208
#	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	712,541
#	Sociedade de Investimento e Gestao SGPS SA	241,216	4,083,449
*	Sonae Industria SGPS SA	280,469	3,668,425
# *	Sonaecom SGPS SA	583,911	3,834,168
*	Sporting Sociedade Desportiva de Futebol	23,339	80,237
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	204,715
*	Teixeira Duarte Engenharia e Construcoes SA	756,680	4,197,937
	Toyota Caetano Portugal SA	54,900	612,089
TOTAL — PORTUGAL			32,079,611

SPAIN — (4.0%)
COMMON STOCKS — (4.0%)
#	Abengoa SA	105,048	4,267,211
#	Adolfo Dominguez SA	20,351	1,226,160
#	Amper SA	90,745	1,465,780
# *	Avanzit SA	571,836	5,057,922
# *	Azkoyen SA	64,591	675,067
#	Banco de Andalucia SA	9,800	1,179,592
	Banco de Credito Balear SA	35,424	1,501,568
#	Banco Guipuzcoano SA	309,286	6,729,297
*	Baron de Ley SA	14,325	954,233
	Bodegas Riojanas SA	12,365	158,918
#	Campofrio Alimentacion SA	92,800	1,834,443
	Cementos Portland Valderrivas SA	16,881	2,367,361
#	Compania de Distribucion Integral Logista SA	29,600	2,424,472
#	Compania Vinicola del Norte de Espana SA	16,600	380,108
#	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,226,227
*	Corporacion Dermoestetica	65,100	954,388
*	Dogi International Fabrics SA	111,418	443,519
#	Duro Felguera SA	177,786	2,051,997
	Electnor SA	103,987	4,416,089
# *	Ercros SA	1,563,603	1,239,565
*	Espanola del Zinc SA	29,250	72,418
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	229,090	5,287,312
*	Federico Partenina SA	1,190	13,200
	Funespana SA	21,493	230,995
*	Funespana SA	614	6,601
	Grupo Catalana Occidente SA	70,364	3,065,039
#	Grupo Empresarial Ence SA	368,840	4,770,516
	Iberpapel Gestion SA	26,621	777,246
#	Inbesos SA	12,494	353,906
	Indo Internacional SA	37,172	470,339
	Inmobiliaria del Sur SA	2,513	263,958
# *	La Seda de Barcelona SA	1,346,356	4,356,712
	Lingotes Especiales SA	22,080	222,855
#	Mecalux SA	55,754	2,609,657
#	Miquel y Costas & Miquel SA	26,111	901,229
#	Natra SA	88,094	1,232,306
# *	Natraceutical SA	746,798	1,596,631
# *	NH Hoteles SA	265,195	5,802,146
*	Nicolas Correa SA	26,994	244,966
	Obrascon Huarte Lain SA	107,743	5,281,000
# *	Papeles y Cartones de Europa SA	183,826	2,262,236
	Pescanova SA	26,443	1,264,563
#	Prim SA	29,620	621,525
	Prosegur Cia de Seguridad SA	80,342	3,174,527
# *	Service Point Solutions SA	446,272	2,220,620
*	Service Point Solutions SA	13,323	66,329
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	160,564	1,100,752
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola Issue 07	60,210	413,180
#	Sol Melia SA	112,700	2,674,242
#	SOS Cuetara SA	363,709	6,976,845
	Tavex Algodonera SA	185,541	840,993
# *	Tecnocom Telecomunicaciones y Energia SA	47,111	786,923
#	Tubacex SA	448,449	3,918,874
	Tubos Reunidos SA	104,798	2,760,561

	Unipapel SA	46,477	1,749,296
	Uralita SA	338,493	3,216,269
# *	Urbanizaciones y Transportes SA	267,319	718,572
	Vidrala SA	59,088	2,158,086
	Viscofan SA	184,330	4,351,117
# *	Zeltia SA, Madrid	584,553	5,431,827
TOTAL COMMON STOCKS			125,820,286

RIGHTS/WARRANTS — (0.0%)
*	Banco Guipuzcoano SA Rights 06/11/07	309,286	216,403
*	Ercros SA Rights 06/08/07	1,563,603	42,078
TOTAL RIGHTS/WARRANTS			258,481
TOTAL — SPAIN			126,078,767

SWEDEN — (5.1%)
COMMON STOCKS — (5.1%)
*	Acando AB	160,086	399,992
*	Acando AB	130,800	24,385
# *	Active Biotech AB	77,400	783,308
	Addtech AB Series B	56,300	1,363,312
#	Angpanneforeningen AB Series B	48,500	1,300,816
# *	Anoto Group AB	261,833	448,461
	Aros Quality Group AB	41,400	318,999
*	Artimplant AB Series B	144,000	139,592
#	Axfood AB	92,000	3,444,233
#	Axis AB	183,494	4,656,989
	B&B Tools AB	66,900	2,393,953
	Ballingslov International AB	26,700	936,338
	Beiger Electronics AB	14,700	370,376
	Beijer Alma AB	58,800	962,697
#	Bilia AB Series A	116,725	2,283,636
#	Billerud AB	150,300	2,290,857
*	BioGaia AB Series B	38,000	275,493
*	Biotage AB	128,240	220,547
	Bong Ljungdahl AB	24,800	226,191
*	Boras Waefveri AB Series B	11,200	33,150
#	Boss Media AB	125,700	316,591
#	Cantena AB	58,362	979,099
	Cardo AB	63,000	2,803,850
	Carl Lamm AB	33,280	283,744
	Castellum AB	428,900	6,279,626
*	Cision AB	245,156	981,710
#	Clas Ohlson AB Series B	102,500	2,312,388
#	Cloetta AB Series B	24,650	906,677
#	Concordia Maritime AB Series B	70,300	475,696
*	Consilium AB Series B	16,994	143,021
	D. Carnegie & Co. AB	148,200	2,955,632
*	DORO AB	400	464
*	Duroc AB Series B	2,700	12,956
#	Elekta AB Series B	317,200	5,858,526
	Elverket Vallentuna AB	8,650	52,442
# *	Enea Data AB Series B	1,012,000	482,938
	Eniro AB	365,200	4,716,259
#	Expanda AB	19,547	245,832
	Fabege AB	410,700	5,312,260
	Fagerhult AB	16,800	394,771

	Forshem Group AB Series B	9,400	98,557
	G & L Beijer AB Series B	28,200	762,376
	Geveko AB	10,800	311,960
*	Geveko AB Series B	10,800	116,672
#	Gunnebo AB	106,800	1,383,061
	Gunnebo Industrier AB	10,000	278,817
	Haldex AB	64,700	1,543,950
#	Heba Fastighets AB Series B	14,500	416,131
	Hiq International AB	111,889	638,059
	HL Display AB Series B	14,400	397,854
#	Hoganas AB Series B	77,300	2,339,591
#	Home Properties AB	25,400	356,614
*	IBS AB Series B	195,200	658,611
*	Industrial & Financial Systems AB Series B	487,600	613,156
#	Intellecta AB Series B	5,500	52,284
#	Intrum Justitia AB	163,100	2,181,182
#	Invik and Co. AB Series B	15,540	517,518
	JM AB	280,673	10,359,847
	Klovern AB	303,476	1,420,483
	Kungsleden AB	432,600	6,894,636
	Lagercrantz Group AB Series B	64,300	362,147
*	LBI International AB	107,651	809,460
	Lennart Wallenstam Byggnads AB Class B	123,900	3,142,503
	Lindex AB	235,900	2,984,610
	LjungbergGruppen AB Series B	15,200	241,740
	LogicaCMG P.L.C.	955,510	3,151,909
*	Lundin Petroleum AB	90,000	946,052
# *	Mandator AB	455,520	168,709
*	Medivir Series B	42,950	431,882
# *	Micronic Laser Systems AB	105,400	803,156
*	Midelfart Sonesson AB Series A	4,160	12,655
*	Midelfart Sonesson AB Series B	4,160	11,011
	Munters AB	171,000	2,560,248
*	Munters AB	57,000	163,930
	NCC AB Series B	118,100	3,398,596
	Nefab AB	55,300	635,741
*	Net Insight AB Series B	924,000	773,734
	New Wave Group AB Series B	107,400	1,231,011
#	NIBE Industrier AB	185,200	3,669,247
#	Nobia AB	433,500	5,374,926
#	Nolato AB Series B	66,440	657,807
	OEM International AB Series B	44,400	393,177
*	OEM International AB Series B	14,800	42,564
#	OMX AB	189,900	6,133,768
#	Orc Software AB	36,300	980,635
*	Ortivus AB	48,010	88,647
#	Partnertech AB	28,800	455,726
#	PEAB AB Series B	125,200	4,364,620
	Poolia AB Series B	36,150	303,113
	Prevas AB Series B	16,000	82,394
*	Pricer AB Series B	1,711,500	133,478
	Proact It Group AB	29,000	154,436
*	Proffice AB	215,400	738,124
	Profilgruppen AB	16,300	193,342
#	Q-Med AB	159,200	2,483,906
*	RaySearch Laboratories AB	12,700	482,339
*	Readsoft AB Series B	48,800	158,780
#	Rederi AB Transatlantic Series B	95,600	791,334

#	rnb Retail and Brands AB	97,200	1,264,569
#	Rottneros Bruk AB	425,600	350,993
#	Salus Ansvar AB Series B	38,900	134,784
*	Scribona AB Series A	40,100	31,295
*	Scribona AB Series B	226,140	171,401
*	Semcon AB	39,900	334,011
	Sigma AB Series B	25,800	42,359
*	Sintercast AB	11,800	156,339
	Skanditek Industrifoervaltnings AB	156,975	1,000,999
	Skistar AB	94,800	1,667,291
#	Studsvik AB	21,900	775,292
# *	SWECO AB Series B	184,000	1,808,674
# *	SWECO AB Series B Redemption Shares	184,000	44,674
*	Switchcore AB	185,784	5,118
# *	Teleca AB Series B	157,200	638,326
# *	Telelogic AB	777,200	1,941,227
*	Teligent AB	111,400	101,314
*	Ticket Travel Group AB	41,152	112,524
	Trelleborg AB Series B	230,400	7,328,100
	Uniflex AB Series B	3,630	61,685
	VBG AB Series B	1,084	22,539
*	Vitrolife AB	41,500	262,927
*	Wedins Skor & Accessoarer AB	113,400	180,382
	Westergyllen AB Series B	9,400	51,677
#	Wihlborgs Fastigheter AB	65,658	1,413,933
	Xponcard Group AB	7,300	127,165
TOTAL COMMON STOCKS			159,270,221

RIGHTS/WARRANTS — (0.0%)
*	JM AB Rights 06/07/07	3	1
TOTAL — SWEDEN			159,270,222

SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
*	4M Technologies Holding SA	18,445	43,770
	A. Hiestad Holding AG	1,426	2,138,319
*	Actelion, Ltd.	35,944	7,862,816
	AFG Arbonia-Forster Holding AG	4,799	2,492,488
	Allreal Holding AG	28,047	3,359,014
	Also Holding AG	16,678	939,207
	Ascom Holding AG	92,504	1,192,727
	Bachem AG	26,438	2,232,413
	Baloise-Holding AG	24,030	2,509,891
	Bank Coop AG	31,715	2,084,248
	Bank Sarasin & Cie Series B	1,778	7,708,400
	Banque Cantonale de Geneve	4,141	982,040
	Banque Cantonale du Jura	450	202,594
	Banque Cantonale Vaudoise (BCV)	11,172	5,785,285
	Banque Privee Edmond de Rothschild SA	161	4,932,064
	Barry Callebaut AG	10,927	8,935,411
	Basellandschaftliche Kantonalbank	600	475,704
*	Basilea Pharmaceutica AG	2,629	600,269
	Basler Kantonalbank	5,250	510,087
	Belimo Holdings AG	1,884	2,121,534
	Bellevue Group AG	27,315	2,050,818
	Berner Kantonalbank	25,110	4,511,835

	Bobst Group AG	36,682	2,372,005
	Bossard Holding AG	8,467	601,231
	Bucher Industries AG	33,989	5,136,608
	BVZ (Brig Visp Zermatt) Holding AG	580	170,488
	Calida Holding AG	396	213,472
*	Card Guard AG	32,013	287,902
	Carlo Gavazzi Holding AG	1,065	230,403
	Charles Voegele Holding AG	29,471	3,378,757
	Clariant AG	794,519	13,560,457
	Compagnie Financiere Tradition	5,202	898,332
	Converium Holding AG	546,150	9,989,112
	Conzzeta Holdings AG	1,415	3,164,540
*	COS Computer Systems AG	4,391	100,825
#	Crealogix Holding AG	3,388	287,699
	Daetwyler Holding AG	348	2,272,046
	Edipresse SA	1,572	758,021
	Eichhof Holding AG	458	822,227
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,003,425
*	ELMA Electronic AG	472	188,848
	Emmi AG	13,638	1,725,904
#	Ems-Chemie Holding AG	31,716	4,129,107
	Energiedienst Holding AG	8,265	4,631,365
*	Escor Casino & Entertainment AG	2,010	46,060
#	Feintol International Holding AG	1,601	592,796
	Flughafen Zuerich AG	13,645	5,273,863
*	Forbo Holding AG	5,990	3,299,910
	Fuchs Petrolub AG	19,809	1,643,501
	Galenica Holding AG	15,936	5,499,476
	George Fisher AG	11,518	8,845,015
	Golay-Buchel Holding SA	40	81,862
	Gurit Holding AG	1,326	1,614,213
	Helvetia Holding AG	12,833	5,163,978
	Hexagon AB Series B	27,240	1,547,877
*	Implenia AG	49,554	1,738,304
*	Industrieholding Cham AG	1,704	693,898
	Interroll-Holding SA	2,475	1,037,722
	Intershop Holding AG	3,444	875,837
*	IsoTis, Inc. SA	25,184	198,954
#	Jelmoli Holding AG (4382641)	1,521	5,463,250
	Jelmoli Holding AG (4382652)	2,835	2,037,692
*	Kaba Holding AG	10,381	3,118,517
*	Kardex AG	17,985	917,626
	Komax Holding AG	9,005	1,571,492
#	Kudelski SA	106,944	4,158,703
	Kuoni Reisen Holding AG	13,794	8,379,655
	Lem Holdings SA	3,651	866,474
*	Logitech International SA	247,190	6,566,726
#	Lonza Group AG	129,327	12,789,845
	Luzerner Kantonalbank	18,593	4,131,399
	Medisize Holding AG	13,260	1,061,740
	Metraux Services SA	1,853	363,189
# *	Micronas Semiconductor Holding AG	78,808	1,643,223
*	Mikron Holding AG	43,452	606,752
	Mobilezone Holding AG	115,610	690,581
	Orell Fuessli Holding AG	5,076	854,272
*	Parco Industriale e Immobiliare SA	600	1,715
*	Phoenix Mecano AG	3,041	1,392,762
	PSP Swiss Property AG	148,025	8,798,717

	PubliGroupe SA	6,325	2,173,546
	Rieters Holdings AG	15,890	8,780,380
	Romande Energie Holding SA	2,839	4,056,278
*	Schaffner Holding AG	1,830	365,695
#	Schulthess Group AG	14,570	1,879,448
	Schweiter Technology AG	4,193	1,437,820
	Schweizerhall Holding AG	8,648	1,482,844
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,590,548
	SEZ Holding AG	53,128	1,612,058
	SIA Abrasives Holding AG	2,381	969,043
	Siegfried Holding AG	8,560	1,431,536
*	Sihl	150	367
	Sika AG	8,623	17,131,434
	Societa Elettrica Sopracenerina SA	2,409	562,428
	Societe Generale d’Affichage	5,872	1,256,057
*	Spirt Avert AG	1,409	13,368
*	St. Galler Kantonalbank	9,217	4,682,787
	Straumann Holding AG	12,103	3,528,729
	Sulzer AG	14,002	17,990,210
	Swiss Prime Site AG	81,434	4,919,224
*	Swisslog Holding AG	798,972	1,225,354
	Swissquote Group Holding SA	41,220	1,985,103
	Tamedia AG	15,322	2,272,825
	Tecan Group AG	40,139	2,833,142
*	Temenos Group AG	152,630	3,486,950
*	Tornos SA	38,028	699,743
*	UMS Schweizerische Metallwerke Holding AG	17,585	365,940
*	Unilabs SA	23,874	869,455
	Valartis Group AG	10,374	804,389
	Valiant Holding AG	60,231	8,556,960
	Valora Holding AG	12,004	3,342,947
	Vaudoise Assurances Holdings SA	3,233	550,911
*	Villars Holding SA	150	71,032
# *	Von Roll Holding AG	379,814	3,484,368
	Vontobel Holdings AG	114,466	7,045,058
	Walliser Kantonalbank	1,457	588,885
	WMH Walter Meier Holding AG	4,878	816,605
	Zehnder Holding AG	786	1,784,765
	Zueblin Immobilien Holding AG	78,908	785,567
	Zuger Kantonalbank	630	1,825,279
TOTAL COMMON STOCKS			345,420,382

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,748,898

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	18,712
TOTAL — SWITZERLAND			347,187,992

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Total Produce P.L.C.	897,420	906,270

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $3,500,000 FNMA 6.50%, 09/01/36, valued at $3,303,007) to be repurchased at $3,253,469	$3,253	3,253,000

SECURITIES LENDING COLLATERAL — (24.2%)
@	Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $1,344,315 FHLMC 6.000%, 03/15/29, valued at $2,154,717) to be repurchased at $2,112,468	2,112	2,112,156
@	Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $341,355,701 FHLMC 5.000%, 10/01/36 & 12/01/36, valued at $317,583,168) to be repurchased at $311,401,972	311,356	311,356,047
@	Repurchase Agreement, Merrill Lynch Government 5.31%, 06/01/07 (Collateralized by $389,445,810 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 08/01/20 to 06/01/37 & FNMA, rates ranging from 4.500% to 7.200%, maturities ranging from 03/01/18 to 05/01/37, valued at $331,500,532) to be repurchased at $325,047,938	325,000	325,000,000
@	Repurchase Agreement, UBS Warburg LLC 5.29%, 06/01/07 (Collateralized by $156,652,268 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/20 to 04/01/47, valued at $119,340,373) to be repurchased at $117,017,193	117,000	117,000,000
TOTAL SECURITIES LENDING COLLATERAL			755,468,203

TOTAL INVESTMENTS — (100.0%) (Cost $2,066,860,787)			$3,127,743,350

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

COMMON STOCKS — (91.9%)
Consumer Discretionary — (9.7%)
	Astral Media, Inc. Class A	14,800	$602,737
*	Azure Dynamics Corp.	42,400	24,974
* #	Ballard Power Systems, Inc.	26,000	119,110
*	BMTC Group, Inc.	1,100	23,140
*	CanWest Global Communications Corp.	30,600	296,387
	Cogeco Cable, Inc. Subordinate Voting	10,900	436,061
	Corus Entertainment, Inc. Class B Non-Voting	17,300	800,626
	Dorel Industries, Inc. Class B Subordinate Voting	13,900	448,345
*	Forzani Group, Ltd. Class A	15,600	368,852
*	Great Canadian Gaming Corp.	34,400	460,875
* #	Imax Corp.	10,000	44,877
*	Indigo Books & Music, Inc.	5,700	90,008
*	Kangaroo Media, Inc.	17,900	60,247
	Leon’s Furniture Ltd.	4,900	282,886
	Linamar Corp.	21,800	395,400
*	Martinrea International, Inc.	24,600	400,647
*	MDC Partners, Inc. Class A	7,400	60,052
*	Mega Bloks, Inc.	8,600	169,893
	Reitmans Canada, Ltd.	23,000	536,509
	Torstar Corp. Class B Non-Voting	23,500	496,980
	Uni-Select, Inc.	5,200	154,308
*	West 49, Inc.	21,300	25,888
*	Westport Innovations, Inc.	31,800	54,705
Total Consumer Discretionary			6,353,507

Consumer Staples — (3.0%)
	Canada Bread Co., Ltd.	1,100	57,900
*	Cott Corp.	10,800	173,975
	New Maple Leaf Foods, Inc.	26,800	406,159
	Rothmans, Inc.	27,700	586,320
* #	Saskatchewan Wheat Pool, Inc.	40,000	351,533
*	SunOpta, Inc.	24,700	290,276
	Van Houtte, Inc.	4,000	93,269
Total Consumer Staples			1,959,432

Energy — (22.9%)
*	Accrete Energy, Inc.	2,200	11,436
	Akita Drilling, Ltd.	7,700	133,181
*	Alberta Clipper Energy, Inc.	10,400	36,073
*	Anderson Energy, Ltd.	28,800	134,091

*	Antrim Energy, Inc.	40,100	213,697
*	Arawak Energy Corp.	72,900	201,743
*	Bankers Petroleum, Ltd.	103,700	51,385
*	Berens Energy, Ltd.	29,600	30,718
*	Birchcliff Energy, Ltd.	32,100	146,155
*	Bow Valley Energy, Ltd.	30,200	167,433
*	Breaker Energy	18,100	111,856
*	Bulldog Resouces, Inc.	13,100	73,730
*	Burmis Energy, Inc.	11,900	32,598
	Calfrac Well Services, Ltd.	14,400	308,841
*	Calvalley Petroleum, Inc.	30,400	216,006
*	Canadian Superior Energy, Inc.	69,700	236,547
*	Candax Energy	96,500	58,643
*	Capitol Energy Resources, Ltd.	9,500	71,854
*	Caspian Energy, Inc.	37,500	22,789
*	Celtic Exploration, Ltd.	8,100	110,943
	CHC Helicopter Corp. Class A Subordinate Voting	8,600	204,869
*	Cinch Energy Corp.	35,300	44,884
*	Coalcorp Mining, Inc.	221,900	134,849
* #	Compton Petroleum Corp.	40,100	466,759
*	Connacher Oil & Gas, Ltd.	83,700	289,538
*	Cordero Energy, Inc.	15,400	86,387
*	Corridor Resources, Inc.	28,800	306,956
*	Crew Energy, Inc.	10,900	120,658
*	Cyries Energy, Inc.	18,900	222,821
*	Duvernay Oil Corp.	13,300	507,952
*	Energy Metals Corp.	30,700	522,382
*	Fairquest Enegy, Ltd.	11,300	38,772
*	First Calgary Petroleums, Ltd. Class A	12,200	57,601
*	Galleon Energy, Inc. Class A	18,500	298,878
*	Gentry Resources, Ltd.	9,800	35,733
*	Grey Wolf Exploration, Inc.	17,900	62,088
*	Highpine Oil & Gas, Ltd.	16,300	237,734
*	Innova Exploration, Ltd.	18,400	104,936
*	Iteration Energy, Ltd.	22,000	125,262
*	Ivanhoe Energy, Inc.	99,800	171,683
*	Kereco Energy, Ltd.	19,000	127,365
*	Mahalo Energy	23,300	93,453
*	Midnight Oil Exploration, Ltd.	3,300	5,924
*	Nuvista Energy, Ltd.	20,300	294,175
*	Oilexco, Inc.	58,300	625,188
*	Open Range Energy Corp.	12,800	44,877
*	Pacific Stratus Energy, Ltd.	18,200	242,474
*	Paramount Resources, Ltd. Class A	28,000	697,644
	Pason Systems, Inc.	30,200	467,569
*	Peerless Energy	25,000	78,300
* #	Petrobank Energy & Resources, Ltd.	28,900	703,857
*	Petrolifera Petroleum, Ltd.	5,400	90,673
*	ProEx Energy, Ltd.	15,300	225,151
*	ProspEx Resouces, Ltd.	29,000	122,008
	Pulse Data, Inc.	29,700	70,807
*	Pure Energy Services, Ltd.	2,500	28,071

*	Rally Energy Corp.	45,100	219,260
*	Real Resources, Inc.	3,500	33,999
*	Rider Resources, Ltd.	19,100	167,857
*	Rock Energy, Inc.	9,100	34,882
*	Savanna Energy Services Corp.	22,800	479,619
*	Saxon Energy Services, Inc.	36,600	187,859
	Shawcor, Ltd.	23,600	647,588
*	Storm Exploration, Inc.	20,400	165,931
*	SXR Uranium One, Inc.	10,400	161,017
*	Synenco Energy, Inc.	20,900	307,755
*	Tesco Corp.	14,300	441,594
*	Transglobe Energy Corp.	24,200	93,895
*	Tristar Oil & Gas, Ltd.	17,300	80,386
*	Turnkey E&P, Inc.	9,900	80,155
*	TUSK Energy Corp.	23,400	44,192
*	UEX Corp.	62,100	409,317
*	Ur-Energy, Inc.	32,100	125,447
*	UTS Energy Corp.	94,800	474,177
*	Verenex Energy, Inc.	16,100	172,349
*	Vero Energy, Inc.	16,400	122,663
*	West Energy, Ltd.	20,200	99,716
*	Xtreme Coil Drilling Corp.	7,700	82,068
*	ZCL Composite, Inc.	11,900	125,164
Total Energy			15,084,887

Financials — (6.6%)
	Canadian Western Bank	29,300	713,325
*	Dundee Corp. Class A Subordinate Voting	9,300	535,602
	Dundee Wealth Management, Inc.	48,600	775,165
	Equitable Group, Inc.	5,000	162,444
	Home Capital Group, Inc.	13,600	508,474
	Kingsway Financial Services, Inc.	17,300	331,249
	Laurentian Bank of Canada	11,400	366,109
#	Northbridge Financial Corp.	15,000	479,058
	Quest Capital Corp.	71,200	213,680
	Sceptre Invesment Counsel, Ltd.	7,000	85,406
*	Western Financial Group, Inc.	19,500	103,735
	Xceed Mortgage Corp.	9,800	64,045
Total Financials			4,338,292

Health Care — (5.1%)
*	Adherex Technologies, Inc.	11,500	7,526
*	Aeterna Zentaris, Inc.	12,500	46,396
* #	Angiotech Pharmaceuticals, Inc.	30,000	201,664
*	Aspreva Pharmaceuticals Corp.	9,000	181,666
*	Axcan Pharma, Inc.	21,500	404,030
*	Biomira, Inc.	21,900	25,389
*	BioMS Medical Corp.	28,200	68,022
*	Cangene Corp.	18,900	144,895
*	Cardiome Pharma Corp.	13,700	135,002
*	CryoCath Technologies, Inc.	12,900	44,865
*	DiagnoCure, Inc.	20,800	69,035

*	Draxis Health, Inc.	23,300	140,288
*	Isotechnika, Inc.	53,500	78,029
*	Labopharm, Inc.	26,000	163,837
*	Medicure, Inc.	24,700	28,404
* #	Neurochem, Inc.	5,100	29,992
*	Oncolytics Biotech, Inc.	22,900	46,888
*	Ondine Biopharma Corp.	60,500	79,754
*	Patheon, Inc.	30,600	128,454
*	ProMetic Life Sciences, Inc.	50,900	21,415
*	QLT, Inc.	27,600	207,723
* #	Resverlogix Corp.	11,100	216,790
*	Systems Xcellence, Inc.	10,300	262,315
*	Theratechnologies, Inc.	23,100	263,482
*	TLC Vision Corp.	34,500	203,207
*	Transition Therapeutics, Inc.	81,000	120,410
*	Vasogen, Inc.	12,500	29,684
*	ViRexx Medical Corp.	26,600	26,113
Total Health Care			3,375,275

Industrials — (9.3%)
*	Alexco Resource Corp.	10,900	54,826
*	ATS Automation Tooling System, Inc.	18,700	138,816
*	Avcorp Industries, Inc.	9,400	19,334
*	Carmanah Technologies Corp.	12,200	27,147
*	Ceramic Protection Corp.	4,700	66,747
#	Clarke, Inc.	6,300	109,555
*	Commercial Solutions, Inc.	4,100	20,508
	Exco Technologies, Ltd.	3,500	14,725
*	Flint Energy Services, Ltd.	18,800	474,570
*	Garda World Security Corp. Class A	12,100	269,241
*	Groupe Laperriere & Verreault, Inc. Series A	4,800	184,443
*	Heroux-Devtek, Inc.	11,700	97,901
	Husky Injection Molding Systems, Ltd.	37,700	281,270
*	Intermap Technologies, Inc.	10,900	61,042
*	Magellan Aerospace Corp.	39,800	96,746
	Quebecor World, Inc.	41,700	511,893
	Richelieu Hardware, Ltd.	4,800	108,197
	Ritchie Brothers Auctioneers, Inc.	2,400	142,259
*	Royal Laser Corp.	19,500	12,944
	Russel Metals, Inc.	30,100	862,814
*	Stantec, Inc.	17,900	587,909
*	Steeplejack Industrial Group, Inc.	800	6,223
*	The Churchill Corp.	5,700	41,301
	Toromont Industries, Ltd.	25,200	664,398
	Transat A.T., Inc. Class A	600	20,110
	Transcontinental, Inc. Class A	31,000	614,435
*	Uranium Participation Corp.	21,900	327,804
*	Vector Aerospace Corp.	18,600	107,990
*	Vitran Corp., Inc.	3,500	71,433
*	Xantrex Technology, Inc.	10,500	101,800
Total Industrials			6,098,381

Information Technology — (6.9%)
*	20-20 Technologies, Inc.	14,300	95,592
*	Aastra Technologies, Ltd.	6,700	237,594
*	Absolute Software Corp.	9,900	221,954
*	AXIA NetMedia Corp.	22,500	143,044
*	Belzberg Techologies, Inc.	3,500	22,088
*	Celestica, Inc. Subordinate Voting	52,400	343,912
*	Certicom Corp.	5,400	23,729
*	COM DEV International, Ltd.	18,200	83,377
*	Computer Modelling Group, Ltd.	2,800	46,073
*	Dalsa Corp.	8,000	91,473
*	Divestco, Inc.	14,300	45,590
*	Emergis, Inc.	30,700	186,565
	Enghouse Systems, Ltd.	8,500	62,780
*	Exfo Electro-Optical Engineering, Inc.	14,200	94,923
*	Gemcom Software International, Inc.	13,000	25,767
	Gennum Corp.	12,700	147,233
*	Hemisphere GPS, Inc.	22,700	58,363
*	Intrinsyc Software International, Inc.	17,600	9,873
*	Kaboose, Inc.	38,200	118,929
*	MacDonald Dettweiler & Associates, Ltd.	13,500	557,241
*	Matrikon, Inc.	10,300	30,623
*	Miranda Technologies, Inc.	10,700	91,834
	Mosaid Technologies, Inc.	4,600	107,216
*	Open Text Corp.	21,800	499,346
*	Q9 Networks, Inc.	6,000	77,412
*	RDM Corp.	5,300	23,289
*	Sierra Wireless, Inc.	12,800	277,397
	Softchoice Corp.	9,800	144,306
*	SR Telecom, Inc.	171,100	25,595
*	The Descartes Systems Group, Ltd.	28,900	127,262
*	Tundra Semiconductor Corp.	10,800	98,953
*	Vecima Network, Inc.	14,900	139,304
*	Wi-LAN, Inc.	32,800	157,622
*	Zarlink Semiconductor, Inc.	74,500	135,822
Total Information Technology			4,552,081

Materials — (27.4%)
*	Almaden Minerals, Ltd.	17,500	41,394
*	Altius Minerals Corp.	2,400	28,945
	Amerigo Resources, Ltd.	48,700	118,381
*	Anvil Mining, Ltd.	20,100	299,921
*	Aquiline Resources, Inc.	15,200	128,609
*	Atna Resource, Ltd.	16,100	21,525
*	Atrium Biotechnologies, Inc.	11,700	210,022
*	Augusta Resource Corp.	33,000	79,600
*	Aurelian Resources, Inc.	8,600	231,242
*	Aurizon Mines, Ltd.	59,700	194,795
*	Baffinland Iron Mines Corp.	20,700	59,027
*	Baja Mining Corp.	40,900	80,301
*	Breakwater Resources, Ltd.	148,300	329,987
*	Canadian Gold Hunt, Corp.	17,500	36,813

*	Canadian Royalties, Inc.	31,900	124,964
*	Canadian Zinc Corp.	49,500	43,039
	Canam Group, Inc. Class A Subordinate Voting	19,000	180,301
*	Candente Resource Corp.	31,400	39,925
*	Canfor Corp.	37,700	460,676
*	Capstone Mining Corp.	39,600	92,928
*	Cardero Resource Corp.	20,900	41,620
*	Carpathian Gold, Inc.	53,300	85,711
#	Cascades, Inc.	17,600	206,672
*	Catalyst Paper Corp.	112,400	384,615
	CCL Industries, Inc. Class B Non-Voting	12,500	500,187
*	Chariot Resouces, Ltd.	153,500	139,206
*	Claude Resources, Inc.	38,200	52,143
*	Constellation Copper Corp.	53,500	63,024
*	Crystallex International Corp.	106,400	487,435
*	Dynacor Mines, Inc.	10,000	5,703
*	Dynatec Corp.	50,800	241,746
*	Eastern Platinum, Ltd.	189,100	436,684
*	Eldorado Gold Corp.	38,200	219,643
*	Endeavour Silver Corp.	19,500	100,089
*	Entree Gold, Inc.	22,800	47,749
*	Equinox Minerals, Ltd.	154,700	467,166
*	Erdene Gold, Inc.	22,600	29,370
*	Etruscan Resources, Inc.	38,700	113,249
*	Euro Goldfields, Ltd.	26,000	123,242
*	Far West Mining, Ltd.	9,500	32,774
*	Farallon Resources, Ltd.	92,500	57,942
* #	First Nickel, Inc.	53,000	75,813
*	FNX Mining Co., Inc.	17,900	583,390
*	Formation Capital Corp.	49,500	40,263
* #	Forsys Metals Corp.	24,900	159,466
*	Fortune Minerals, Ltd.	17,000	50,542
*	Fraser Papers, Inc.	5,200	27,954
*	Fronteer Development Group, Inc.	23,100	277,088
*	Frontera Copper Corp.	25,800	137,491
*	Glencairn Gold Corp.	122,000	69,577
*	Globestar Mining Corp.	39,200	74,764
*	Gold Eagle Mines, Ltd.	34,200	224,462
*	Golden Star Resources, Ltd.	87,100	343,644
*	Grande Cache Coal Corp.	11,500	12,364
*	Great Basin Gold, Ltd.	69,200	171,447
*	Great Panther Resources, Inc.	16,600	27,004
*	Greystar Resources, Ltd.	5,700	42,633
*	Hanfeng Evergreen, Inc.	20,100	198,820
*	High River Gold Mines, Ltd.	92,600	225,094
*	Imperial Metals Corp.	4,600	59,994
*	Inter-Citic Minerals, Inc.	13,900	18,714
*	International Forest Products, Ltd. Series A	22,800	195,898
	International Royalty Corp.	34,900	248,307
*	Ivernia, Inc.	33,000	38,874
* #	Jinshan Gold Mines, Inc.	66,900	123,843
*	Kirkland Lake Gold, Inc.	18,700	219,239

*	La Mancha Resources, Inc.	11,000	8,227
*	Lake Shore Gold Corp.	37,100	62,781
* #	Laramide Resources, Ltd.	22,200	224,781
*	Linear Gold Corp.	4,400	18,388
*	Major Drilling Group International, Inc.	6,100	210,899
* #	Mega Uranium, Ltd.	50,200	298,027
*	Metallic Ventures Gold, Ltd.	9,600	20,194
*	Minco Gold Corp.	11,000	15,838
*	Minco Silver Corp.	6,800	14,177
*	Minieres DU Nord, Ltd.	37,100	44,051
*	Miramar Mining Corp.	56,200	236,444
*	Neo Material Technologies, Inc.	34,500	118,376
	Norbord, Inc.	31,700	268,513
*	North American Palladium, Ltd.	20,600	227,455
*	Northern Peru Copper Corp.	9,400	95,529
*	Northern Orion Resources, Inc.	65,600	356,948
*	Northgate Minerals Corp.	116,500	374,682
*	Olympus Pacific Minerals, Inc.	15,000	11,920
*	Pacific Rim Mining Corp.	22,200	20,340
*	Pelangio Mines, Inc.	15,600	23,190
* #	Peru Copper, Inc.	25,900	134,391
*	Petaquilla Minerals, Ltd.	29,600	62,266
*	Platinum Group Metals Ltd.	29,900	110,699
*	Polaris Miner	11,700	115,950
*	PolyMet Mining Corp.	31,000	112,453
*	Qgx, Ltd.	5,900	14,893
*	Quadra Mining	18,200	211,335
*	Queenston Mining, Inc.	14,200	33,190
*	Redcorp Ventures, Ltd.	18,500	9,340
*	Resin Systems, Inc.	55,500	65,380
*	Richmont Mines, Inc.	7,400	20,410
*	Rio Narcea Gold Mines, Ltd.	18,100	94,764
*	Rubicon Minerals Corp.	28,100	50,179
	Samuel Manu Tech, Inc.	1,400	16,780
*	Scorpio Minining Corp.	56,800	90,277
*	SEMAFO, Inc.	104,000	156,545
*	Shore Gold, Inc.	67,300	295,727
*	Silvercorp Metals, Inc.	18,500	312,715
*	Sino-Forest Corp.	71,600	873,579
*	Skye Resources, Inc.	12,000	195,774
	Stella-Jones, Inc.	3,900	171,372
*	Stornoway Diamond Corp.	102,400	100,524
*	Tanzanian Royalty Exploration Corp.	17,100	86,171
*	Taseko Mines, Ltd.	55,000	194,372
* #	Tembec, Inc.	24,600	27,139
*	Tenke Mining Corp.	5,700	122,676
*	Thompson Creek Metals Company, Inc.	36,400	599,974
*	TVI Pacific, Inc.	130,500	19,521
*	Vaaldiam Resources, Ltd.	28,900	27,019
*	Wesdome Gold Mines, Ltd.	8,900	11,649
	West Fraser Timber Co., Ltd.	17,300	671,232
*	Western Canadian Coal Corp.	24,800	52,169
	Winpak, Ltd.	4,300	36,182
Total Materials			18,032,457

Telecommunication Services — (0.1%)
*	Wireless Matrix Corp.	43,300	46,150

Utilities — (0.9%)
*	Boralex, Inc. Class A	12,500	181,259
*	Canadian Hydro Developers, Inc.	44,900	265,723
*	MAXIM Power Corp.	17,200	123,500
	Pacific Northern Gas, Ltd.	1,500	25,229
Total Utilities			595,711
TOTAL COMMON STOCKS			60,436,173

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $1,910,000 FHLMC 5.50%, 09/15/32, valued at $1,698,696) to be repurchased at $1,670,241	$1,670	1,670,000

SECURITIES LENDING COLLATERAL — (5.6%)
@ Repurchase Agreement, Bear Stearns & Co. 5.09%, 06/01/07 (Collateralized by $3,701,558 U.S. Treasury Note/Bond 5.000%, 08/15/11, valued at $3,721,702) to be repurchased at $3,648,728	3,648	3,648,212

TOTAL INVESTMENTS — (100.0%) (Cost $61,849,585)		$65,754,385

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.4%)
COMMON STOCKS — (0.4%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$838,944
*	Alpargatas SAIC	1,078	1,800
	Alto Palermo SA Series A	5,000	25,565
	BBVA Banco Frances SA	399,900	1,541,492
*	Capex SA Series A	52,893	171,871
*	Celulosa Argentina SA Series B	24,922	23,025
*	Central Puerto SA Series B	16,000	17,483
*	Endesa Costanera SA Series B	114,100	143,214
*	Gas Natural Ban SA	345,000	203,327
*	IRSA Inversiones y Representaciones SA	657,649	1,361,796
*	Juan Minetti SA	353,151	290,259
	Ledesma S.A.A.I.	242,632	204,832
*	Metrogas SA Series B	543,115	250,879
*	Molinos Rio de la Plata SA Series B	596,060	1,053,871
	Siderar S.A.I.C. Series A	649,191	4,601,581
	Solvay Indupa S.A.I.C.	555,366	689,999
*	Transportadora de Gas del Sur SA Series B	445,280	686,567
TOTAL — ARGENTINA			12,106,505

BRAZIL — (12.0%)
COMMON STOCKS — (1.6%)
	Arcelor Brasil SA	445,346	11,707,430
	Brasil Telecom Participacoes SA	59,520	1,553,546
	Companhia de Bebidas das Americas	8,998,884	6,089,776
*	Companhia de Bebidas das Americas (AmBev) Subscription Receipt	42,440	28,720
	Companhia Siderurgica Nacional SA	241,404	12,454,737
	Copesul Companhia Petroquimica do Sul	55,860	1,043,922
	CPFL Energia SA	1,935	36,262
	Empresa Brasileira de Aeronautica SA	696,921	8,434,885
	Lojas Renner SA	15,810	271,511
	Perdigao SA	7,898	143,077
	Souza Cruz SA	291,700	7,227,965
*	Tele Norte Celular Participacoes SA	57,624,254	33,897
	Tele Norte Leste Participacoes SA	59,254	2,233,206
	Tractebel Energia SA	203,300	2,169,521
*	Vivo Participacoes SA	64,140	510,849
TOTAL COMMON STOCKS			53,939,304

PREFERRED STOCKS — (10.4%)
	Ambev Cia de Bebidas das Americas	12,453,835	8,460,310
	Ambev Cia de Bebidas das Americas ADR	382,700	25,947,060
	Aracruz Celulose SA Series B	711,999	4,266,064
	Aracruz Celulose SA Sponsored ADR	48,400	2,912,228
	Banci Itau Holding Financeira SA	868,000	38,113,378

	Banco Bradesco SA	1,604,316	40,838,653
	Brasil Telecom Participacoes SA Preferred Shares	234,026	2,915,277
	Brasil Telecom SA	626,729	4,479,432
	Braskem SA Preferred A	435,600	3,718,813
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	1,998,252
*	Companhia de Bebidas das Americas (AmBev)	58,735	39,901
	Companhia Energetica de Minas Gerais	164,850,000	6,521,916
	Companhia Paranaense de Energia-Copel Series B	100,000,000	1,491,411
	Companhia Vale do Rio Doce Series A	1,853,760	70,859,759
	Companhia Vale do Rio Doce Sponsored ADR	170,800	6,555,304
*	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	2,547
	Gerdau SA	697,734	15,705,371
	Gol Linhas Aereas Inteligentes SA	70,500	2,339,235
	Investimentos Itau SA	3,630,981	22,738,522
*	Itausa - Investimentos Itau SA	37,122	232,471
	Klabin SA	682,875	2,257,291
	Metalurgica Gerdau SA	148,275	4,391,904
	Suzano Papel e Celullose SA	143,545	1,733,599
	Tele Norte Leste Participacoes SA	180,034	3,420,740
	Tele Norte Leste Participacoes SA ADR	137,000	2,604,370
	Telecomunicacoes de Sao Paulo SA	621,100	18,299,979
	Telemar Norte Leste SA	165,100	4,451,942
	Tim Participacoes SA ADR	109,680	4,014,288
	Unibanco-Uniao de Bancos Brasileiros SA	40,000	186,153
	Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	5,166,260
	Unibanco-Uniao de Bancos Brasileiros Units SA	1,026,260	11,491,334
	Usinas Siderurgicas de Minas Gerais SA Series A	200,539	11,170,054
	Usinas Siderurgicas de Minas Gerais SA Series B	325	18,106
	Vale do Rio Doce Series B	81,160	—
	Vivo Participacoes SA	1,148,746	5,609,181
#	Vivo Participacoes SA ADR	110,000	539,000
	Votorantim Celulose e Papel SA	71,336	1,557,435
	Weg SA	489,800	4,105,039
TOTAL PREFERRED STOCKS			341,152,579
TOTAL — BRAZIL			395,091,883

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
	Banco de Chile Series F ADR	49,895	2,420,919
	Banco de Credito e Inversiones SA Series A	14,204	454,009
	Banco Santander Chile SA ADR	295,998	14,533,502
	CAP SA (Compania de Aceros del Pacifico)	50,661	896,399
	Colbun SA	6,866,470	1,482,771
	Compania Cervecerias Unidas SA ADR	115,400	4,004,380
	Compania General de Electricidad SA	9,700	86,739
	Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	4,045,440
	Corpbanca SA	69,972,500	418,690
	Distribucion y Servicio D&S SA ADR	208,828	6,482,021
	Embotelladora Andina SA Series A ADR	109,600	2,037,464
	Embotelladora Andina SA Series B ADR	89,100	1,790,910
	Empresa Nacional de Electricidad SA Sponsored ADR	514,018	23,953,239
	Empresa Nacional de Telecomunicaciones SA	14,500	244,287
	Empresas CMPC SA	7,693	259,068
	Empresas Copec SA	117,000	1,707,363
	Enersis SA Sponsored ADR	361,903	6,651,777
	Lan Airlines SA Sponsored ADR	125,900	10,124,878
*	Madeco Manufacturera de Cobre SA Sponsored ADR	4,450	58,117

Masisa SA ADR	38,553	521,236
S.A.C.I. Falabella SA	232,700	1,115,685
Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	10,092,432
Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	149,935
Vina de Concha y Toro SA Sponsored ADR	67,750	2,769,620
TOTAL COMMON STOCKS		96,300,881

RIGHTS/WARRANTS — (0.0%)
* Lan Airlines SA ADR Rights 06/17/07	7,848	200,181
TOTAL — CHILE		96,501,062

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	381,144	19,472,470
Komercni Banka A.S.	27,759	5,089,938
Phillip Morris CR A.S.	954	476,383
# Telefonica 02 Czech Republic A.S.	230,085	6,678,493
* Unipetrol A.S.	119,768	1,563,533
Zentiva NV	38,106	2,618,966
TOTAL — CZECH REPUBLIC		35,899,783

HUNGARY — (1.9%)
COMMON STOCKS — (1.9%)
ELMU NYRT	185	33,178
Magyar Telekom Telecommunications P.L.C.	1,050,555	5,271,821
MOL Hungarian Oil & Gas NYRT	168,429	21,673,925
OTP Bank NYRT	404,689	21,421,425
# Richter Gedeon NYRT	46,937	9,557,858
Tiszai Vegyi Kombinat RT	88,824	3,737,595
TOTAL — HUNGARY		61,695,802

INDIA — (11.7%)
COMMON STOCKS — (11.7%)
Aban Offshore, Ltd.	16,521	1,063,958
ABB, Ltd. India	40,539	4,602,989
Adani Enterprises, Ltd.	51,000	297,101
Aditya Birla Nuvo, Ltd.	26,368	915,683
Ambuja Cements, Ltd.	1,452,686	4,065,706
Amtek Auto, Ltd.	55,615	554,266
Apollo Hospitals Enterprise, Ltd.	21,437	262,068
Arvind Mills, Ltd.	90,436	102,379
Ashok Leyland, Ltd.	621,735	572,449
Asian Paints (India), Ltd.	81,536	1,672,551
Aventis Pharma, Ltd.	8,241	269,996
Bajaj Auto, Ltd.	102,119	5,610,465
Bajaj Hindusthan, Ltd.	49,677	209,385
Balrampur Chini Mills, Ltd.	41,380	75,845
Bharat Earth Movers, Ltd.	32,527	838,106
Bharat Forge, Ltd.	174,384	1,413,116
Biocon, Ltd.	87,444	999,404
Cadila Healthcare, Ltd.	43,470	361,665
Century Textiles & Industries, Ltd.	51,740	776,670
Chennai Petroleum Corp., Ltd.	63,105	388,982

	Cipla, Ltd.	880,500	4,729,606
	Colgate-Palmolive (India), Ltd.	84,376	758,015
	Crompton Greaves, Ltd.	184,828	1,128,817
	Cummins India, Ltd.	135,892	1,022,150
	Dabur India, Ltd.	226,618	556,448
*	Dish TV India, Ltd.	304,209	1,002,043
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,793,561
	EIH, Ltd.	141,150	347,826
	Gammon India, Ltd.	46,112	440,494
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,804,272
	Glenmark Pharmaceuticals, Ltd.	70,430	1,219,861
	Godrej Consumer Products, Ltd.	95,928	337,099
	Godrej Industries, Ltd.	124,636	573,469
	Great Eastern Shipping Co., Ltd.	110,304	822,360
	Great Offshore, Ltd.	27,576	525,497
	HCL Infosystems, Ltd.	86,934	351,166
	HCL Technologies, Ltd.	530,870	4,503,838
	HDFC Bank, Ltd.	386,733	10,931,711
	Hero Honda Motors, Ltd. Series B	286,616	5,198,051
	Hindustan Construction Co., Ltd.	40,914	97,823
	Hindustan Lever, Ltd.	2,697,394	13,567,672
	ICICI Bank Sponsored ADR	458,878	21,819,649
*	India Cements, Ltd.	60,633	269,325
	Indiabulls Financial Services, Ltd.	150,621	1,974,477
	Indian Hotels Co., Ltd.	644,960	2,315,623
	Indian Petrochemicals Corp., Ltd.	251,964	2,199,500
	Industrial Development Bank of India, Ltd.	678,674	1,600,742
	Infosys Technologies, Ltd.	657,429	31,205,035
	ITC, Ltd.	3,899,423	15,752,149
	IVRCL Infrastructures & Projects, Ltd.	22,647	196,357
	Jaiprakash Associates, Ltd.	20,000	344,234
	Jammu & Kashmir Bank, Ltd.	20,547	325,314
	Jindal Steel & Power, Ltd.	20,902	1,660,454
	JSW Steel, Ltd.	106,526	1,596,409
	Jubilant Organosys, Ltd.	95,560	671,260
	Lakshmi Machine Works, Ltd.	3,903	254,030
	Larsen & Toubro, Ltd.	216,588	10,696,606
	Lupin, Ltd.	65,216	1,147,239
	Madras Cements, Ltd.	4,361	300,115
	Mahindra & Mahindra, Ltd.	267,561	5,015,722
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	862,277
	Maruti Udyog, Ltd.	162,177	3,273,357
	Matrix Laboratories, Ltd.	95,511	557,845
*	McDowell India Spirits, Ltd.	4,382	7,716
	Moser Baer (India), Ltd.	58,962	627,411
	Motor Industries Co., Ltd.	24,968	2,746,256
	Nagarjuna Construction Co., Ltd.	37,276	147,945
	Nicholas Piramal India, Ltd.	76,008	473,453
	Nirma, Ltd.	91,336	443,254
	Pantaloon Retail India, Ltd.	58,580	623,758
	Patni Computer Systems, Ltd.	116,382	1,531,970
	Petronet LNG, Ltd.	97,953	125,412
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	214,203
	Ranbaxy Laboratories, Ltd.	411,794	3,940,514
	Raymond, Ltd.	35,367	282,946
	Reliance Capital, Ltd.	86,097	2,029,370
*	Reliance Communications, Ltd.	1,721,955	21,433,618
*	Reliance Energy, Ltd.	339,176	4,512,869

	Reliance Industries, Ltd.	1,721,955	74,894,879
*	Reliance Natural Resources, Ltd.	1,721,955	1,536,525
	Satyam Computer Services, Ltd.	772,898	8,973,829
	Sesa Goa, Ltd.	26,750	1,111,841
	Shree Cement, Ltd.	12,572	385,340
	Siemens India, Ltd.	142,115	4,505,293
	Sterling Biotech, Ltd.	83,096	374,353
	Sterlite Industries (India), Ltd. Series A	431,495	5,807,310
*	Sun Pharma Advanced Research Co., Ltd.	162,432	181,413
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,449,966
	Tata Chemicals, Ltd.	130,261	824,405
	Tata Consultancy Services, Ltd.	504,652	15,054,913
	Tata Motors, Ltd.	408,049	7,662,253
	Tata Power Co., Ltd.	170,018	2,439,753
*	Tata Steel, Ltd.	592,597	9,276,323
	Tata Tea, Ltd.	41,503	944,612
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,106,621
	Thermax, Ltd.	46,429	576,009
	Titan Industries, Ltd.	7,547	209,729
	TVS Motor Co., Ltd.	33,921	55,156
	Unitech, Ltd.	171,960	2,440,194
	United Phosphorus, Ltd.	69,388	484,356
	United Spirits, Ltd.	41,145	1,263,553
	UTI Bank, Ltd.	349,044	5,008,511
	Videsh Sanchar Nigam, Ltd.	155,496	1,769,668
	Wipro, Ltd.	440,456	5,917,823
*	Wire & Wireless India, Ltd.	264,530	483,718
	Wockhardt, Ltd.	38,730	397,216
	Zee Entertainment Enterprises, Ltd.	529,060	4,092,361
*	Zee News, Ltd.	239,188	280,098
TOTAL — INDIA			384,450,998

INDONESIA — (2.6%)
COMMON STOCKS — (2.6%)
	PT Astra Agro Lestari Tbk	250,000	428,601
	PT Astra International Tbk	8,046,961	14,981,997
	PT Bank Central Asia Tbk	6,630,000	3,944,912
	PT Bank Danamon Indonesia Tbk	2,896,000	2,300,539
	PT Bumi Resources Tbk	4,150,000	823,427
	PT Gudang Garam Tbk	2,627,500	3,312,966
	PT Indocement Tunggal Prakarsa Tbk	1,135,000	713,518
	PT Indofood Sukses Makmur Tbk	5,300,000	1,037,681
	PT Indosat Tbk	7,961,500	6,150,882
	PT International Nickel Indonesia Tbk	331,000	2,066,550
	PT Kalbe Farma Tbk	5,200,000	732,260
*	PT Medco Energi International Tbk	240,000	97,321
*	PT Panasia Indosyntec Tbk	75,100	3,403
	PT Semen Gresik Tbk	826,500	4,058,403
	PT Telekomunikasi Indonesia Tbk	33,437,640	36,394,909
	PT Unilever Indonesia Tbk	9,580,000	6,857,771
	PT United Tractors Tbk	943,000	808,288
TOTAL COMMON STOCKS			84,713,428

RIGHTS/WARRANTS — (0.0%)
*	Lippo Karawaci Free Warrants 11/30/07	91,754	6,860
TOTAL — INDONESIA			84,720,288

ISRAEL — (4.3%)
COMMON STOCKS — (4.3%)
	Africa-Israel Investments, Ltd.	31,387	3,554,129
	Bank Hapoalim B.M.	2,309,640	12,495,532
	Bank Leumi Le-Israel	2,521,861	10,694,329
	Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,344,441
	Clal Industries, Ltd.	215,443	1,343,536
	Clal Insurance Enterprise Holdings, Ltd.	42,165	1,357,225
	Delek Group, Ltd.	4,584	1,075,840
	Discount Investment Corp.	66,100	2,332,048
	Elbit Systems, Ltd.	56,043	2,415,572
*	First International Bank of Israel, Ltd.	205,277	563,726
*	First International Bank of Israel, Ltd. Par Value $0.05	48,660	647,494
	IDB Development Corp., Ltd. Series A	60,607	2,630,121
	IDB Holding Corp., Ltd.	36,578	1,297,864
	Israel Chemicals, Ltd.	1,410,154	12,006,237
	Israel Corp., Ltd. Series A	5,500	4,095,429
*	Koor Industries, Ltd.	22,390	1,400,724
	Makhteshim-Agan Industries, Ltd.	843,283	6,123,300
	Migdal Insurance Holdings, Ltd.	600,593	1,098,572
*	NICE Systems, Ltd. Sponsored ADR	66,504	2,519,837
	Ormat Industries, Ltd.	113,997	1,332,698
	Osem Investment, Ltd.	108,870	1,245,785
	Partner Communications Co., Ltd.	124,006	2,133,841
	Strauss Group, Ltd.	55,697	713,641
	Teva Pharmaceutical Industries, Ltd.	173,280	6,762,221
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	51,823,380
	United Mizrahi Bank, Ltd.	384,693	2,998,004
TOTAL — ISRAEL			140,005,526

MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
	Affin Holdings Berhad	95,000	65,678
*	Airasia Berhad	1,839,000	1,059,935
	AmInvestment Group Berhad	406,882	357,867
	AMMB Holdings Berhad	2,103,331	2,415,192
	Asiatic Development Berhad	395,100	772,104
	Batu Kawan Berhad	74,000	197,085
	Berjaya Sports Toto Berhad	973,600	1,397,609
	British American Tobacco Berhad	295,300	3,973,091
	Bumiputra-Commerce Asset Holdings Berhad	3,547,127	12,445,852
	Digi.Com Berhad	767,162	4,689,866
	EON Capital Berhad	223,600	444,017
	Fraser & Neave Holdings Berhad	61,000	131,963
	Gamuda Berhad	726,300	1,891,883
	Genting Berhad	3,486,500	8,104,446
	Golden Hope Plantations Berhad	948,200	2,405,974
	Highlands and Lowlands Berhad	107,500	253,250
	Hong Leong Bank Berhad	1,607,150	2,960,016
	Hong Leong Financial Group Berhad	738,729	1,349,790
	IGB Corp. Berhad	907,900	774,239
	IJM Corp. Berhad	424,800	1,026,602
	IOI Corp. Berhad	1,083,620	8,768,868
	IOI Properties Berhad	151,300	579,439
	KLCC Property Holdings Berhad	580,000	638,424

	KNM Group Berhad	139,000	573,077
	Kuala Lumpur Kepong Berhad	1,120,500	4,430,908
	Lion Diversified Holdings Berhad	263,900	661,468
	Magnum Corp. Berhad	1,487,600	1,498,033
	Malakoff Berhad	835,700	2,508,207
	Malayan Banking Berhad	3,065,000	10,906,545
	Malayan Cement Berhad	1,365,100	691,525
*	Malaysian Airlines System Berhad	904,100	1,569,484
	Malaysian Pacific Industries Berhad	170,000	515,747
*	Malaysian Plantations Berhad	927,500	791,776
	Maxis Communications Berhad	1,631,600	7,380,157
	MISC Berhad	3,003,132	8,799,387
	MMC Corp. Berhad	828,700	1,925,825
	Nestle (Malaysia) Berhad	229,200	1,632,245
	Oriental Holdings Berhad	215,300	332,806
	Petronas Dagangan Berhad	813,400	1,783,836
	Petronas Gas Berhad	1,304,200	3,568,811
	Plus Expressways Berhad	3,046,800	2,725,283
	Pos Malaysia & Services Holdings Berhad	460,300	561,312
	PPB Group Berhad	1,159,200	2,456,913
	Proton Holdings Berhad	389,000	611,759
	Public Bank Berhad	1,550,201	4,565,830
	Resorts World Berhad	5,603,500	5,320,095
	RHB Capital Berhad	1,849,900	2,582,802
	Sarawak Energy Berhad	165,500	104,050
	Shell Refining Co. Federation of Malaysia Berhad	227,000	681,577
	Sime Darby Berhad	2,334,600	6,881,302
	SP Setia Berhad	718,000	1,773,423
	Star Publications (Malaysia) Berhad	485,600	489,217
	Telekom Malaysia Berhad	2,832,800	8,665,713
	Tenaga Nasional Berhad	3,262,000	11,227,043
	Top Glove Corp. Berhad	111,600	284,561
	Transmile Group Berhad	164,000	434,344
	UEM World Berhad	560,500	633,170
	UMW Holdings Berhad	364,533	1,287,412
	YTL Corp. Berhad	1,578,966	4,138,891
	YTL Power International Berhad	1,397,912	996,257
TOTAL — MALAYSIA			162,693,981

MEXICO — (12.1%)
COMMON STOCKS — (12.1%)
#	Alfa S.A.B. de C.V. Series A	640,590	5,040,258
#	America Movil S.A.B. de C.V. Series L	45,669,559	138,078,177
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,781,332
* #	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	21,480,678
#	Cementos de Mexico S.A.B de C.V. Series B	4,243,502	16,480,885
	Cemex S.A.B. de C.V. Sponsored ADR	570,622	22,185,783
	Coca-Cola Femsa S.A.B. de C.V. Series L	1,174,400	4,708,754
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	269,912
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	713
	Corporativo Fragua S.A.B. de C.V. Series B	21	186
*	Dine S.A.B. de C.V.	123,968	138,518
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,852,479
#	Embotelladora Arca S.A. de C.V., Mexico	334,100	1,211,713
* #	Empresas ICA S.A.B. de C.V.	103,950	464,312
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	9,024,286

#	Gruma S.A.B. de C.V. Series B	90,406	317,362
#	Grupo Carso S.A. de C.V. Series A-1	2,486,832	10,512,796
	Grupo Continental S.A. de C.V.	358,600	801,378
#	Grupo Elektra S.A. de C.V.	104,000	2,014,246
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	10,638,483
#	Grupo Financiero Inbursa S.A. de C.V. Series O	2,069,088	4,514,059
*	Grupo Gigante S.A. de C.V. Series B	117,282	185,651
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	1,011,700	6,481,210
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	223,680
*	Grupo Kuo S.A.B. de C.V.	123,968	102,157
#	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	16,558,603
#	Grupo Modelo S.A.B. de C.V. Series C	1,951,800	10,804,461
*	Grupo Nutrisa S.A. de C.V.	129	139
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	12,200,595
	Grupo Televisa S.A. de C.V. Sponsored ADR	58,100	1,672,118
* #	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	4,695,780
#	Industrias Penoles S.A. de C.V.	324,600	3,747,884
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,161,937
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	6,064,064
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,120	8,074
*	Savia S.A. de C.V.	120,000	8,939
#	Telefonos de Mexico S.A. de C.V.	12,016,800	24,202,559
#	Telefonos de Mexico S.A. de C.V. Series A	200,000	407,840
* #	US Commercial Corp. S.A. de C.V.	892,032	93,028
#	Vitro S.A.B. de C.V.	147,450	389,237
#	Wal-Mart de Mexico SAB de C.V. Series V	8,883,165	33,615,329
TOTAL — MEXICO			398,139,622

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	Aboitiz Equity Ventures, Inc.	3,075,000	603,319
	Ayala Corp. Series A	395,778	4,513,026
	Ayala Land, Inc.	16,781,718	5,593,707
	Bank of the Philippine Islands	3,533,947	5,264,585
*	Equitable PCI Bank, Inc.	1,502,227	3,497,237
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	1,726,035	2,462,484
	Petron Corp.	10,061,000	1,130,877
	Philippine Long Distance Telephone Co.	147,400	8,182,930
*	Pilipino Telephone Corp.	876,000	132,568
	SM Prime Holdings, Inc.	12,673,177	3,344,499
	Universal Robina Corp.	587,900	202,984
TOTAL — PHILIPPINES			34,928,216

POLAND — (2.2%)
COMMON STOCKS — (2.2%)
	Agora SA	98,779	1,613,444
	Bank Millennium SA	1,380,447	6,350,845
	Bank Pekao SA	156,792	13,988,452
	Bank Przemyslowo Handlowy BPH SA	31,526	10,715,651
	Bank Zackodni WBK SA	88,646	9,557,576
*	Bioton SA	622,844	444,476
	Browary Zywiec SA	15,020	2,604,021
*	Cersanit SA	172,287	2,943,780

*	Getin Holdings SA	351,058	2,040,077
*	Grupa Lotos SA	72,750	1,247,901
	Kredyt Bank SA	197,082	1,671,780
	Mondi Packaging Paper Swiecie SA	77,963	2,754,569
*	Netia Holdings SA	390,681	617,716
*	Polski Koncern Naftowy Orlen SA	369,958	6,413,006
	Telekomunikacja Polska SA	940,603	6,972,419
	TVN SA	140,923	1,216,608
TOTAL — POLAND			71,152,321

SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
	ABSA Group, Ltd.	475,143	8,997,729
	African Bank Investments, Ltd.	434,209	1,918,644
	African Oxygen, Ltd.	354,545	1,774,636
*	African Rainbow Minerals, Ltd.	15,125	259,277
	Anglo American Platinum Corp., Ltd.	180,856	30,290,480
	AngloGold Ashanti, Ltd.	402,684	16,644,039
	Aspen Pharmacare Holdings, Ltd.	430,278	2,355,706
	Barloworld, Ltd.	311,893	8,642,550
	Bidvest Group, Ltd.	412,943	8,311,820
	Discovery Holdings, Ltd.	640,846	2,823,082
	Exxaro Resources, Ltd.	94,989	922,767
	FirstRand, Ltd.	7,981,316	25,608,635
	Foschini, Ltd.	247,044	2,447,123
	Gold Fields, Ltd.	306,889	5,253,286
	Gold Fields, Ltd. Sponsored ADR	404,300	7,002,476
*	Harmony Gold Mining Co., Ltd.	416,418	6,148,144
	Impala Platinum Holdings, Ltd.	610,844	18,668,234
	Imperial Holdings, Ltd.	289,896	6,160,418
	Investec, Ltd.	255,661	3,331,816
	JD Group, Ltd.	238,923	2,744,293
	Kumba Iron Ore, Ltd.	94,989	2,571,812
	Liberty Group, Ltd.	356,007	4,592,728
	Massmart Holdings, Ltd.	195,651	2,550,692
	Mittal Steel South Africa, Ltd.	573,955	10,186,912
	MTN Group, Ltd.	2,048,030	28,099,395
	Nampak, Ltd.	796,643	2,391,635
	Naspers, Ltd. Series N	461,853	12,155,287
	Nedbank Group, Ltd.	565,855	11,750,693
	Network Healthcare Holdings, Ltd.	2,027,252	4,408,447
	Pick’n Pay Stores, Ltd.	654,640	3,316,351
	Pretoria Portland Cement Co., Ltd.	44,261	3,136,843
	Reunert, Ltd.	272,528	2,870,096
	Sanlam, Ltd.	2,478,176	7,998,338
	Sappi, Ltd.	243,332	4,540,367
	Sappi, Ltd. Sponsored ADR	30,300	567,216
	Sasol, Ltd. Sponsored ADR	828,800	30,143,456
	Shoprite Holdings, Ltd.	640,645	3,005,891
	Standard Bank Group, Ltd.	1,631,952	24,109,351
	Steinhoff International Holdings, Ltd.	1,363,005	4,509,524
	Sun International, Ltd.	152,715	3,193,903
	Telkom South Africa, Ltd.	710,238	17,085,261
	Tiger Brands, Ltd.	197,495	5,209,193
	Truworths International, Ltd.	711,817	4,143,285
	Woolworths Holdings, Ltd.	1,238,949	3,867,811
TOTAL — SOUTH AFRICA			356,709,642

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
#	Amorepacific Corp.	3,527	2,964,818
	Cheil Industrial, Inc.	20,690	885,227
#	CJ Corp.	8,888	948,567
	Daegu Bank Co., Ltd.	58,240	952,176
	Daelim Industrial Co., Ltd.	18,800	2,839,941
#	Daewoo Engineering & Construction Co., Ltd.	267,270	8,130,930
#	Daewoo International Corp.	45,870	2,317,065
#	Daewoo Securities Co., Ltd.	103,195	2,821,679
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	7,023,038
	Dong Bu Insurance Co., Ltd.	16,740	525,264
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	2,981,220
	Doosan Infracore Co., Ltd.	97,520	3,828,390
	GS Engineering & Construction Corp.	27,320	3,639,782
	GS Holdings Corp.	42,945	2,198,090
	Han Wha Corp.	22,240	1,313,544
	Hana Financial Group, Inc.	112,261	5,694,592
	Hanjin Heavy Industry Co., Ltd.	20,780	1,279,978
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,361,167
	Hite Brewery Co., Ltd.	13,530	1,780,736
* #	Hynix Semiconductor, Inc.	118,050	3,664,382
	Hyundai Department Store Co., Ltd.	7,630	944,323
	Hyundai Development Co.	37,270	2,605,062
#	Hyundai Heavy Industries Co., Ltd.	49,890	17,079,215
#	Hyundai Merchant Marine Co., Ltd.	24,600	1,257,270
	Hyundai Mobis	53,070	4,811,176
#	Hyundai Motor Co., Ltd.	122,979	8,712,810
	Hyundai Securities Co., Ltd.	5,180	103,549
#	Hyundai Steel Co.	58,560	3,508,327
#	Kangwon Land, Inc.	150,410	3,284,372
	KCC Corp.	7,410	3,425,192
* #	Kia Motors Corp.	263,640	3,397,513
	Kookmin Bank	161,175	14,592,376
	Kookmin Bank Sponsored ADR	117,300	10,602,747
	Korea Electric Power Corp.	295,290	12,968,486
	Korea Exchange Bank	200,200	3,130,934
	Korea Gas Corp.	47,100	2,305,749
	Korea Investment Holdings Co., Ltd.	18,640	1,299,054
	KT Corp.	195,930	9,360,929
	KT Freetel, Ltd.	47,030	1,420,882
	KT&G Corp.	103,590	7,595,368
	LG Chemical, Ltd.	36,776	2,715,993
	LG Corp.	136,225	6,543,513
	LG Dacom Corp.	6,470	156,969
	LG Electronics, Inc.	88,910	6,718,728
#	LG Household & Healthcare Co., Ltd.	5,120	798,193
* #	LG Phillips LCD Co., Ltd.	106,110	4,407,172
	Lotte Confectionary Co., Ltd.	350	456,500
* #	NCsoft Corp.	6,150	495,704
	Pacific Corp.	2,152	393,839
#	POSCO	46,060	22,055,620
	POSCO ADR	73,100	8,720,830
	Pusan Bank	57,230	870,624
	S1 Corp.	3,130	138,035
	Samsung Corp.	77,520	4,058,323

#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,745,740
	Samsung Electronics Co., Ltd.	97,139	56,130,527
	Samsung Engineering Co., Ltd.	1,140	118,108
	Samsung Fire and Marine Insurance, Ltd.	27,229	4,918,953
#	Samsung Heavy Industries Co., Ltd.	126,000	5,556,834
#	Samsung SDI Co., Ltd.	24,812	1,458,735
#	Samsung Securities Co., Ltd.	33,780	2,332,859
	Samsung Techwin Co., Ltd.	1,500	85,626
	Shinhan Financial Group Co., Ltd.	190,952	11,775,974
	Shinsegae Co., Ltd.	10,460	7,502,172
	SK Corp., Ltd.	73,084	8,266,675
* #	SK Networks Co., Ltd.	111,390	3,211,608
	SK Telecom Co., Ltd.	56,085	12,332,622
	S-Oil Corp.	47,310	3,899,973
	Woongjin Coway Co., Ltd.	13,260	459,686
#	Woori Investment & Securities Co., Ltd.	67,386	1,872,588
TOTAL — SOUTH KOREA			349,754,643

TAIWAN — (9.1%)
COMMON STOCKS — (9.1%)
	Acer, Inc.	1,593,954	2,942,258
*	Advanced Semiconductor Engineering, Inc.	2,532,213	2,946,408
	Advantech Co., Ltd.	320,386	956,830
	Asia Cement Corp.	2,079,572	2,321,892
	Asustek Computer, Inc.	2,507,964	6,196,692
	AU Optronics Corp.	4,915,439	7,608,270
*	AU Optronics Corp. Sponsored ADR	17,100	267,273
*	Benq Corp.	1,973,318	724,016
	Catcher Co., Ltd.	190,628	1,821,576
	Cathay Financial Holdings Co., Ltd.	8,465,487	17,870,856
*	Cathay Real Estate Development Co., Ltd.	692,000	395,681
*	Chang Hwa Commercial Bank	3,763,796	2,142,070
	Cheng Shin Rubber Industry Co., Ltd.	797,009	913,593
	Cheng Uei Precision Industry Co., Ltd.	201,658	600,033
	Chi Mei Optoelectronic Corp.	4,441,854	4,980,195
*	China Airlines	2,491,621	1,075,121
	China Development Financial Holding Corp.	8,277,080	3,328,246
	China Motor Co., Ltd.	1,184,275	1,039,917
	China Steel Corp.	7,905,578	9,210,353
	Chinatrust Financial Holdings Co., Ltd.	5,734,283	4,355,770
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,474,715
*	CMC Magnetics Corp.	2,482,400	719,264
	Compal Communications, Inc.	257,400	738,823
	Compal Electronics, Inc.	2,692,649	2,444,176
	Delta Electronics Industrial Co., Ltd.	1,559,134	5,100,528
	E.Sun Financial Holding Co., Ltd.	2,185,070	1,189,340
	Eternal Chemical Co., Ltd.	320,000	513,505
	Eva Airways Corp.	2,660,444	1,011,395
	Evergreen Marine Corp., Ltd.	2,253,869	1,412,216
	Far East Textile, Ltd.	4,005,189	3,991,016
	Far Eastern International Bank	1,165,841	526,851
	First Financial Holding Co., Ltd.	4,924,715	3,270,236
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	11,142,564
	Formosa Plastics Corp.	4,721,167	9,676,902
	Formosa Taffeta Co., Ltd.	484,000	458,218
	Foxconn Technology Co., Ltd.	474,858	5,196,551
*	Fu Sheng Industrial Co., Ltd.	228,048	256,788

	Fubon Financial Holding Co., Ltd.	7,768,052	6,781,333
*	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	669,260
	High Tech Computer Corp.	280,944	5,230,369
	Hon Hai Precision Industry Co., Ltd.	3,835,006	27,091,584
	Hotai Motor Co., Ltd.	387,000	920,716
	Hua Nan Financial Holding Co., Ltd.	5,737,122	3,636,263
	Inventec Corp.	1,428,756	1,027,111
	Johnson Health Tech Co., Ltd.	70,000	367,432
	Kinsus Interconnect Technology Corp.	172,000	690,237
	Largan Precision Co., Ltd.	62,250	847,975
	Lite-On Technology Corp.	2,040,612	2,408,717
*	Macronix International Co., Ltd.	1,240,000	514,312
	Media Tek, Inc.	735,463	11,641,511
	Mega Financial Holding Co., Ltd.	9,477,535	5,739,291
	Mitac International Corp.	1,002,584	1,307,057
	Nan Ya Plastic Corp.	6,878,218	13,333,047
	Nanya Technology Co., Ltd.	3,558,065	3,190,852
*	Pacific Electric Wire & Cable Corp.	233,200	3,670
	Pan-International Industrial Corp.	189,000	465,646
	Phoenix Precision Technology Corp.	175,000	198,760
	Pou Chen Corp.	1,704,124	1,772,699
	President Chain Store Corp.	776,260	2,111,361
	Quanta Computer, Inc.	3,052,383	4,616,733
	Realtek Semiconductor Corp.	513,136	1,312,618
	Shin Kong Financial Holding Co., Ltd.	3,242,317	3,426,250
	Silicon Integrated Systems Corp.	1,007,400	581,815
	Siliconware Precision Industries Co., Ltd.	1,945,698	4,057,459
	SinoPac Holdings Co., Ltd.	4,089,033	1,779,409
	Sunplus Technology Co., Ltd.	229,200	497,033
	Synnex Technology International Corp.	666,982	863,285
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,856,271
*	Taiwan Business Bank	2,272,325	649,153
	Taiwan Cement Corp.	2,368,294	2,226,288
	Taiwan Glass Ind. Corp.	1,073,828	946,354
	Taiwan Semiconductor Manufacturing Co., Ltd.	21,327,076	44,369,598
*	Tatung Co., Ltd.	2,839,000	1,210,778
	U-Ming Marine Transport Corp.	648,860	1,155,040
	Uni-President Enterprises Corp.	2,513,020	2,394,352
	United Microelectronics Corp.	14,974,868	8,734,827
*	Walsin Lihwa Corp.	2,278,539	1,198,860
	Wan Hai Lines Co., Ltd.	1,625,914	1,162,077
*	Winbond Electronics Corp.	3,308,000	1,192,421
	Wintek Corp.	747,438	726,143
	Wistron Corp.	972,753	1,643,119
	Ya Hsin Industrial Co., Ltd.	738,018	133,135
	Yang Ming Marine Transport Corp.	2,024,894	1,412,326
	Yulon Motor Co., Ltd.	1,221,069	1,354,633
	Zyxel Communication Corp.	308,893	499,221
TOTAL — TAIWAN			300,768,539

THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
	Advance Info Service PCL (Foreign)	2,764,500	7,183,629
	Aromatics (Thailand) PCL (Foreign)	906,200	1,465,200
	Bangkok Bank PCL	301,200	991,390
	Bangkok Bank PCL (Foreign)	650,000	2,176,989
#	Bangkok Dusit Medical Services PCL (Foreign)	398,700	469,093

	Bangkok Expressway PCL (Foreign)	250,000	173,235
	Bank of Ayudhya PCL (Foreign)	2,779,900	1,773,806
	Banpu PCL (Foreign)	132,000	868,948
	BEC World PCL (Foreign)	1,992,000	1,386,089
	Bumrungrad Hospital PCL (Foreign)	297,000	398,744
	C.P. Seven Eleven PCL (Foreign)	2,614,700	754,930
	Central Pattana PCL (Foreign)	888,500	615,678
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,047,101
	Delta Electronics (Thailand) PCL (Foreign)	1,839,310	993,073
	Hana Microelectronics PCL (Foreign)	387,400	290,816
	Kasikornbank PCL (Foreign)	1,860,300	3,786,665
	Krung Thai Bank PCL (Foreign)	11,073,770	3,485,032
#	Land & Houses PCL (Foreign)	2,130,310	470,532
	Precious Shipping PCL (Foreign) NVDR	320,400	238,207
	PTT Chemical PCL (Foreign)	693,060	1,840,956
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	1,873,278
	Sahaviriya Steel Industries PCL (Foreign)	6,094,000	175,949
	Siam Cement PCL (Foreign)	270,000	1,948,896
	Siam City Cement PCL (Foreign)	296,013	2,256,314
	Siam Commercial Bank PCL (Foreign)	2,549,166	5,078,460
	Siam Makro PCL (Foreign)	45,500	127,429
	Thai Oil PCL (Foreign)	915,200	1,783,629
	Thai Union Frozen Products PCL (Foreign)	2,387,520	1,585,476
	Thanachart Capital PCL (Foreign)	890,550	336,833
	The Siam Cement PCL (Foreign)	90,900	624,634
	Thoresen Thai Agencies PCL (Foreign)	190,900	202,557
*	TMB Bank PCL (Foreign)	15,028,781	911,230
	TPI Polene PCL (Foreign)	575,100	227,483
*	True Corp. PCL (Foreign)	5,239,000	1,225,232
TOTAL COMMON STOCKS			48,767,513

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	—
TOTAL — THAILAND			48,767,513

TURKEY — (3.4%)
COMMON STOCKS — (3.4%)
	Akbank T.A.S.	3,155,889	22,148,685
	Akcansa Cimento Sanayi ve Ticaret A.S.	49,600	332,712
	Aksigorta A.S.	122,669	682,129
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	7,524,394
	Arcelik A.S	289,702	2,502,892
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	3,239,231
*	Dogan Yayin Holding A.S.	542,814	2,315,853
	Enka Insaat ve Sanayi A.S.	546,871	6,231,732
	Eregli Demir ve Celik Fabrikalari Turk A.S.	611,276	3,887,868
	Ford Otomotiv Sanayi A.S.	367,171	3,625,686
*	Koc Holding A.S. Series B	932,165	5,146,694
	Migros Turk A.S.	8,644	124,198
	Tofas Turk Otomobil Fabrikasi A.S.	28,914	138,565
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	6,893,908
	Turk Sise ve Cam Fabrikalari A.S.	539,099	2,194,956
	Turkcell Iletisim Hizmetleri A.S.	257,680	1,721,769
	Turkiye Garanti Bankasi A.S.	3,760,431	20,763,178
	Turkiye Is Bankasi A.S.	3,364,999	15,751,442
*	Yapi ve Kredi Bankasi A.S.	3,112,892	7,067,673
TOTAL — TURKEY			112,293,565

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,535,000 FHLMC 6.275%(r), 09/01/36, valued at $7,064,943) to be repurchased at $6,960,003	$6,959	6,959,000

SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $402,756,711 FHLMC, rates ranging from 4.305%(r) to 7.337%(r), maturities ranging from 05/01/08 to 12/01/35 & FNMA, rates ranging from 4.277%(r) to 8.214%(r), maturities ranging from 04/01/17 to 12/01/44, valued at $241,783,748) to be repurchased at $237,077,784	237,043	237,042,820

TOTAL INVESTMENTS — (100.0%) (Cost $1,628,286,203)		$3,289,681,709

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas SAIC	1,007	$1,681
	Banco Macro SA	99,961	348,698
*	Banco Suquia SA	76,789	12,109
*	Capex SA Series A	26,370	85,687
*	Carboclor SA	50,662	20,820
*	Celulosa Argentina SA Series B	8,473	7,828
*	Central Puerto SA Series B	61,000	66,654
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	449,122
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	34,515
*	Endesa Costanera SA Series B	50,000	62,758
	Ferrum SA de Ceramica y Metalurgica Series B	32,699	33,543
	Fiplasto SA	18,000	9,806
*	Grupo Estrella SA Series B	30,460	7,084
	Importadora y Exportadora de la Patagonia Series B	24,999	133,794
	Introductora de Buenos Aires SA Series A	9,832	4,197
*	IRSA Inversiones y Representaciones SA	379,635	786,112
*	Juan Minetti SA	131,531	108,107
	Ledesma S.A.A.I.	387,128	326,817
*	Metrogas SA Series B	90,000	41,573
*	Polledo SA Industrial y Constructora y Financiera	88,891	11,667
	Solvay Indupa S.A.I.C.	440,500	547,287
TOTAL — ARGENTINA			3,099,859

BRAZIL — (10.4%)
COMMON STOCKS — (1.2%)
	Acesita SA	4,290	160,791
	Acos Villares SA Avil	120,000	53,097
*	Avipal SA Avicultura e Agropecua	101,900,000	697,015
	Cia de Saneamento do Parana	140,000	214,992
	Copesul Companhia Petroquimica do Sul	269,500	5,036,465
	Energias do Brazil SA	8,202	146,022
	Eternit SA	265,770	1,358,595
*	Gradiente Electronica SA	2,600	20,302
*	IdeiasNet SA	193,000	432,015
	Industrias Romi SA	12,600	111,176
*	M&G Poliester SA	640,780	116,748
	Metalurgica Gerdau SA	2,907	83,200
	Perdigao SA	311,716	5,646,911
	Perdigao SA ADR	44,300	1,594,800
	Sao Paulo Alpargatas SA	5,100	508,380
TOTAL COMMON STOCKS			16,180,509

PREFERRED STOCKS — (9.2%)
	Acesita SA	97,876	3,612,394
	Banco Mercantil do Brasil SA	130,000	46,018

	Braskem SA Preferred A	146,000	1,246,434
	Braskem SA Special Preferred A Sponsored ADR	293,200	4,963,876
	Centrais Electricas de Santa Catarina SA	80,900	1,714,019
	Companhia Brasileira de Petroleo Ipiranga SA	208,600	2,595,284
	Companhia de Tecidos Norte de Minas	9,097,102	1,610,107
	Companhia Energetica do Ceara-Coelce	256,000,000	1,719,105
	Companhia Paranaense de Energia-Copel Series B	478,800,000	7,140,875
	Confab Industrial SA	634,252	2,311,177
	Distribuidora de Produtos de Petroleo Ipiranga SA	7,800	146,214
	Duratex SA	370,000	10,562,624
	Eletropaulo Metropolita SA Preferred A	69,600,000	4,311,504
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	132,431
*	Energisa SA Prf NPV	27,760	151,733
	Forjas Taurus SA	180,700	902,089
	Fras-le SA	20,200	74,554
	Globex Utilidades SA	42,468	829,021
*	Industria de Bebidas Antarctica Polar SA	23,000	31,429
*	Inepar Industria e Construcoes SA	9,990	145,612
	Klabin SA	2,149,300	7,104,662
	Lojas Americanas SA	72,190,369	5,445,281
	Magnesita SA Series A	87,900,000	1,290,359
	Magnesita SA Series C	202,338	2,120
	Mahle-Metal Leve SA Industria e Comercio	28,666	564,068
	Marcopolo SA	506,800	1,662,072
	Metalurgica Gerdau SA	145,929	4,322,415
*	Net Servicos de Comunicacao SA	400,902	6,761,700
#	Net Servicos de Comunicacao SA Preferred ADR	162,800	2,728,528
*	Paranapanema SA	119,150	2,357,570
*	Petroquimica Uniao SA	12,000	76,210
	Randon Implementos e Participacoes SA	272,500	2,268,233
	Rasip Agro-Pastoril SA	51,000	13,274
	Refinaria de Petroleo Ipiranga SA	24,600	571,780
*	SA Fabrica de Produtos Alimenticios Vigor	80,000	82,457
	Sadia SA	1,138,000	5,846,986
	Sadia SA ADR	81,400	4,175,820
*	Santista Textil SA	16,400	191,234
	Sao Paulo Alpargatas SA	26,200	2,114,139
	Saraiva Livreiros Editores	49,500	717,634
*	Sharp SA Equipamentos Eletronicos	30,200,000	314
	Suzano Papel e Celullose SA	557,934	6,738,193
	Suzano Petroquimica SA	531,705	1,411,606
*	Tele Norte Celular Participacoes SA	549,505,027	114,421
	Telemig Celular Participacoes SA (2292775)	857,552,248	2,107,052
*	Telemig Celular Participacoes SA (B1XH7X6)	10,462,136	25,706
	Ultrapar Participacoes SA	137,030	4,224,319
	Uniao des Industrias Petroquimicas SA Series B	2,060,709	2,059,636
*	Varig Participacoes Em Transportes	122,026	858
*	Varig Particpacoes Em Servicos	116,823	426
*	Viacao Aerea Rio-Grandense SA	16,000	20,489
	Vivo Participacoes SA	980,412	4,787,228
	Votorantim Celulose e Papel SA	12,623	275,590
	Votorantim Celulose e Papel SA Sponsored ADR	56,700	1,226,421
	Weg SA	890,600	7,464,164
	Whirlpool SA	301,516	772,233
TOTAL PREFERRED STOCKS			123,771,698
TOTAL — BRAZIL			139,952,207

CHILE — (1.4%)
COMMON STOCKS — (1.4%)
	Banmedica SA	640,404	846,805
	Cementos Bio-Bio SA	448,833	1,306,534
	Compania de Consumidores de Gas Santiago SA	69,187	368,576
*	Compania SudAmericana de Vapores SA	1,484,116	2,767,187
	Corpbanca SA	466,016,129	2,788,472
	Cristalerias de Chile SA	153,324	1,890,296
	Empresas Iansa SA	9,232,481	1,099,607
	Farmacias Ahumada SA	214,776	853,976
*	Madeco SA	14,534,460	1,869,348
	Parque Arauco SA	1,284,368	1,600,573
	Soquimic Comercial SA	562,478	251,489
	Vina de Concha y Toro SA	1,256,613	2,558,173
*	Vina San Pedro SA	18,232,292	180,762
TOTAL — CHILE			18,381,798

HUNGARY — (0.7%)
COMMON STOCKS — (0.7%)
*	Danubius Hotel & Spa NYRT	47,091	2,463,484
	Egis Gyogyszergyar NYRT	10,308	1,217,648
*	Fotex NYRT	299,751	1,433,476
*	Linamar Hungary NYRT	64,414	1,294,501
*	Pannonplast RT	39,441	961,354
*	RABA Automotive Holding P.L.C.	102,964	915,597
* #	Synergon Information Systems	37,006	280,248
	Tiszai Vegyi Kombinat RT	5,850	246,160
	Zwack Unicum RT	1,100	97,460
TOTAL — HUNGARY			8,909,928

INDIA — (10.6%)
COMMON STOCKS — (10.6%)
*	3M India, Ltd.	4,539	215,109
	Aarti Industries, Ltd.	93,754	57,109
*	Abhishek Industries, Ltd.	216,492	98,755
	Adani Enterprises, Ltd.	363,840	2,119,553
	Adlabs Films, Ltd.	66,472	849,308
*	Ador Welding, Ltd.	4,100	24,739
	Aftek, Ltd.	125,900	226,370
*	Agro Tech Foods, Ltd.	39,674	122,849
	Alembic, Ltd.	183,885	291,475
	Alfa Laval (India), Ltd.	7,075	206,062
	Alok Industries, Ltd.	282,639	407,341
	Alstom Projects India, Ltd.	150,147	2,137,176
	Apollo Hospitals Enterprise, Ltd.	94,015	1,149,335
	Apollo Tyres, Ltd.	88,005	781,509
*	Aptech, Ltd.	63,975	489,377
	Arvind Mills, Ltd.	187,822	212,625
	Asahi India Glass, Ltd.	319,030	818,169
*	Ashapura Minechem, Ltd.	14,744	103,093
*	Asian Electronics, Ltd.	23,677	346,830
	Asian Hotels, Ltd.	26,208	498,003
	Astra Microwave Products, Ltd.	101,837	338,251
	Aurobindo Pharma, Ltd.	84,761	1,433,385
	Automotive Axles, Ltd.	19,185	267,845
	Avaya Globalconnect, Ltd.	27,160	236,406

	Aventis Pharma, Ltd.	17,006	557,159
	Aztecsoft, Ltd.	76,802	171,436
	Bajaj Auto Finance, Ltd.	45,974	445,035
	Bajaj Hindusthan, Ltd.	32,444	136,749
	Balaji Telefilms, Ltd.	122,935	668,517
	Ballarpur Industries, Ltd.	340,543	984,055
	Balmer Lawrie & Co., Ltd.	23,290	239,505
	Balrampur Chini Mills, Ltd.	424,058	777,250
	Bank of Maharashtra, Ltd.	481,000	578,507
	Bank of Rajasthan, Ltd.	172,146	238,592
	Bannari Amman Sugars, Ltd.	15,919	314,336
	BASF India, Ltd.	46,672	305,363
*	Bata India, Ltd.	86,199	363,424
	Berger Paints India, Ltd.	606,884	664,331
	Bharati Shipyard, Ltd.	50,252	592,819
*	Bhushan Steel & Strips, Ltd.	54,170	881,461
	Birla Corp., Ltd.	190,628	1,151,492
	Blue Dart Express, Ltd.	16,011	182,382
	Blue Star, Ltd.	137,056	782,638
	BOC India, Ltd.	110,022	385,667
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,084,080
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	361,470
	Bosch Chassis Systems India	8,254	208,210
	Britannia Industries, Ltd.	18,048	680,680
	Cadila Healthcare, Ltd.	8,706	72,433
*	Cambridge Solutions, Ltd.	130,152	425,730
	Carborundum Universal, Ltd.	140,729	563,695
*	Ceat, Ltd.	110,159	493,852
	Century Enka, Ltd.	37,178	127,050
	CESC, Ltd.	164,998	1,469,028
	Chambal Fertilizers & Chemicals, Ltd.	850,651	714,694
*	Chemplast Sanmar, Ltd.	79,745	13,829
	Chennai Petroleum Corp., Ltd.	153,235	944,548
	Cholamandalam DBS Finance, Ltd.	183	611
	City Union Bank, Ltd.	50,425	247,457
	Clariant Chemicals (India), Ltd.	25,417	190,917
	CMC, Ltd.	19,402	573,371
	Coromandel Fertilisers, Ltd.	203,337	375,600
	Cranes Software International, Ltd.	145,559	409,880
	Crisil, Ltd.	3,719	293,670
	Cummins India, Ltd.	55,651	418,595
*	Dabur Pharma, Ltd.	156,360	275,172
	Dalmia Cement (Bharat), Ltd.	57,889	459,918
*	DCM Shriram Consolidated, Ltd.	199,958	372,503
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	152,908	328,461
	Dhampur Sugar Mills, Ltd.	67,667	114,550
	Dishman Pharmaceuticals & Chemicals, Ltd.	111,401	758,934
	D-Link (India), Ltd.	46,638	88,670
	E.I.D. - Parry (India), Ltd.	178,726	516,281
	Eicher Motors, Ltd.	18,933	156,818
	EIH, Ltd.	158,145	389,706
	Elder Pharmaceuticals, Ltd.	36,149	351,765
	Electrosteel Casings, Ltd.	32,281	310,690
	Elgi Equipments, Ltd.	112,237	139,466
	Esab India, Ltd.	31,753	317,605
*	Escorts, Ltd.	105,268	321,735
*	Essar Steel, Ltd.	603,667	548,113
	Essel Propack, Ltd.	172,455	294,433

	Eveready Industries (India), Ltd.	149,446	188,584
	Everest Industries, Ltd.	19,415	48,674
	Exide Industries, Ltd.	1,410,790	1,608,658
	FAG Bearings (India), Ltd.	26,817	453,207
	FCI OEN Connectors, Ltd.	2,940	35,074
	FDC, Ltd.	287,026	233,982
	Federal Bank, Ltd.	128,635	850,382
	Finolex Cables, Ltd.	253,437	540,533
	Finolex Industries, Ltd.	200,176	404,882
	Gammon India, Ltd.	73,626	703,327
	Garden Silk Mills, Ltd.	41,526	58,510
	Geodesic Information Systems, Ltd.	76,725	462,056
	Geometric Software Solutions Co., Ltd.	103,884	302,419
	GHCL, Ltd.	194,236	619,423
	Gillette India, Ltd.	8,591	194,290
	GlaxoSmithKline Consumer Healthcare, Ltd.	37,676	507,378
	Godfrey Phillips India, Ltd.	2,778	104,950
	Godrej Consumer Products, Ltd.	220,492	774,828
*	Goetze (India), Ltd.	60,504	375,705
	Graphite India, Ltd.	121,106	170,470
	Great Eastern Shipping Co., Ltd.	68,888	513,587
	Greaves Cotton, Ltd.	75,608	592,077
*	GTL Infrastructure, Ltd.	258,243	268,118
	GTL, Ltd.	258,243	1,246,259
	Gujarat Alkalies & Chemicals, Ltd.	117,459	431,910
*	Gujarat Ambuja Exports, Ltd.	90,000	60,957
	Gujarat Fluorochemicals, Ltd.	75,065	1,161,126
	Gujarat Gas Co., Ltd.	76,560	542,744
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	609,702
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	555,445
	H.E.G., Ltd.	50,619	217,694
	HCL Infosystems, Ltd.	220,189	889,442
	Helios & Matheson Information Technology, Ltd.	30,779	108,401
	Hexaware Technologies, Ltd.	234,745	910,225
	Hikal, Ltd.	17,498	174,301
*	Himachal Futuristic Communications, Ltd.	1,315,900	721,953
	Himatsingka Seide, Ltd.	104,958	284,246
	Hinduja TMT, Ltd.	36,075	521,656
	Hindustan Construction Co., Ltd.	454,872	1,087,568
*	Hindustan Motors, Ltd.	280,005	227,109
	Hindustan Oil Exploration Co., Ltd.	124,222	355,073
	Hindustan Sanitaryware & Industries, Ltd.	69,904	156,276
	Honeywell Automation India, Ltd.	5,241	223,578
	Hotel Leelaventure, Ltd.	852,415	1,218,128
*	HTMT Global Solutions, Ltd.	36,075	—
	I.B.P. Co., Ltd.	13,488	170,595
	ICI India, Ltd.	39,685	516,808
	iGate Global Solutions, Ltd.	46,346	390,212
*	India Cements, Ltd.	267,351	1,187,545
	India Glycols, Ltd.	47,189	168,723
	Indo Rama Synthetics (India), Ltd.	136,867	168,389
*	Indoco Remedies, Ltd.	12,300	94,956
*	IndusInd Bank, Ltd.	447,357	505,177
*	Infomedia India, Ltd.	15,650	94,567
*	Infotech Enterprises, Ltd.	87,418	807,522
	IPCA Laboratories, Ltd.	49,456	768,469
*	Ispat Industries, Ltd.	930,933	356,439
	IVRCL Infrastructures & Projects, Ltd.	184,734	1,601,708

	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	260,207
*	Jain Irrigation Systems, Ltd.	71,158	827,549
	Jammu & Kashmir Bank, Ltd.	87,581	1,386,641
	JBF Industries, Ltd.	85,460	266,974
	Jindal Poly Films, Ltd.	29,404	110,539
	Jindal Saw, Ltd.	86,416	1,229,329
	Jindal Stainless, Ltd.	232,194	882,953
	JK Tyre and Industries, Ltd.	50,801	174,243
	Jubilant Organosys, Ltd.	69,904	491,040
*	Jyoti Structures, Ltd.	135,753	632,161
	K.S.B. Pumps, Ltd.	15,895	195,420
*	Kajaria Ceram	52,155	34,930
	Karnataka Bank, Ltd.	173,407	729,515
	Karur Vysya Bank, Ltd.	50,481	364,799
*	KEC Infrastructures, Ltd.	50,258	28,715
	KEC International, Ltd.	50,258	652,560
	Kesoram Industries, Ltd.	71,067	710,869
	Kirloskar Oil Engines, Ltd.	145,453	993,979
	Kohinoor Foods, Ltd.	27,660	44,427
	KPIT Cummins Infosystems, Ltd.	141,710	480,461
	L. G. Balakrishnan & Brothers, Ltd.	41,164	23,061
	Lakshmi Machine Works, Ltd.	4,360	283,775
	LANXESS ABS, Ltd.	23,441	98,957
	LIC Housing Finance, Ltd.	130,217	542,211
*	LML, Ltd.	48,896	14,583
	Macmillan India, Ltd.	8,169	60,649
	Madras Cements, Ltd.	1,770	121,808
	Maharashtra Scooters, Ltd.	4,550	31,830
	Maharashtra Seamless, Ltd.	99,628	1,402,075
	Mahindra Gesco Developers, Ltd.	33,557	495,940
	Mahindra Ugine Steel Co., Ltd.	21,140	47,507
*	Mangalam Cement, Ltd.	49,704	171,041
	Marico, Ltd.	1,201,360	1,710,989
	Mastek, Ltd.	66,016	486,831
	Matrix Laboratories, Ltd.	149,039	870,482
*	Max India, Ltd.	318,985	1,970,964
*	Megasoft, Ltd.	21,301	66,559
*	Mercator Lines, Ltd.	146,697	173,570
	Merck, Ltd.	20,256	212,794
	Micro Inks, Ltd.	11,233	132,238
	MIRC Electronics, Ltd.	233,585	105,578
	Mirza International, Ltd.	50,000	41,535
	Monnet Ispat, Ltd.	60,840	410,602
	Monsanto India, Ltd.	11,378	404,124
	Moser Baer (India), Ltd.	248,247	2,641,582
	Motherson Sumi Systems, Ltd.	444,270	1,354,100
	Mphasis, Ltd.	214,746	1,629,518
	MRF, Ltd.	7,277	751,755
*	Mukand, Ltd.	111,752	254,567
	Mukta Arts, Ltd.	1,572	4,281
*	Mysore Cements, Ltd.	177,562	194,821
	Nagarjuna Construction Co., Ltd.	326,167	1,294,526
*	Nagarjuna Fertilizers & Chemicals, Ltd.	751,053	409,595
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	30,642
*	Nahar Spinning Mills, Ltd.	67,990	154,047
	Natco Pharma, Ltd.	42,713	152,361
	National Organic Chemical Industries, Ltd.	307,183	205,068

	Navneet Publications (India), Ltd.	67,988	102,724
*	Nelco, Ltd.	40,558	100,626
*	Netflier Technologies, Ltd.	16,933	79,570
	NIIT Technologies, Ltd.	68,092	1,013,389
	NIIT, Ltd.	45,418	982,526
	Nucleus Software Exports, Ltd.	19,631	487,073
	OCL India, Ltd.	49,994	185,285
	Omax Autos, Ltd.	40,939	93,112
*	Opto Circuits India, Ltd.	128,425	1,081,160
*	Orchid Chemicals & Pharmaceuticals, Ltd.	105,483	678,440
	Orient Paper & Industries, Ltd.	22,817	247,562
	Panacea Biotec, Ltd.	131,578	1,460,486
	Pantaloon Retail India, Ltd.	2,575	27,419
	Patel Engineering, Ltd.	28,516	284,830
*	Pentamedia Graphics, Ltd.	295,907	34,459
	Petronet LNG, Ltd.	624,101	799,052
	Pfizer, Ltd.	45,604	972,275
	Pidilite Industries, Ltd.	384,710	1,164,566
	Polaris Software Lab, Ltd.	157,531	619,726
	Polyplex Corp., Ltd.	11,792	33,026
	Praj Industries, Ltd.	98,451	1,185,252
	Pricol, Ltd.	132,536	108,998
*	Prism Cements, Ltd.	488,874	400,964
	PSL, Ltd.	39,750	230,641
	PTC India, Ltd.	140,351	222,704
	Punjab Tractors, Ltd.	121,158	941,550
	Radico Khaitan, Ltd.	218,080	761,971
	Rain Calcining, Ltd.	269,093	231,965
	Rajasthan Spinning & Weaving Mills, Ltd.	35,412	70,949
	Rallis India, Ltd.	26,769	236,008
*	Rama Newsprint & Papers, Ltd.	83,017	68,165
	Raymond, Ltd.	83,766	670,152
	REI Agro, Ltd.	107,592	515,730
	Reliance Industrial Infrastructure, Ltd.	12,893	154,268
	Rico Auto Industries, Ltd.	202,391	208,360
	Rolta India, Ltd.	97,835	1,107,717
	Ruchi Soya Industries, Ltd.	50,142	495,544
*	Sakthi Sugars, Ltd.	61,507	135,360
*	Saregama India, Ltd.	27,039	192,303
*	Shanthi Gears, Ltd.	79,510	130,269
*	Shasun Chemicals & Drugs, Ltd.	33,270	95,518
	Shree Cement, Ltd.	12,484	382,643
*	Shree Precoated Steel, Ltd.	64,300	541,192
	Shriram Transport Finance Co., Ltd.	201,956	785,199
*	Shyam Telecom, Ltd.	20,740	50,550
*	Shyam Telekink, Ltd.	470,508	51,210
*	Sical Logistics, Ltd.	26,948	158,237
	SKF India, Ltd.	64,192	722,482
*	Solectron Centum Electronics, Ltd.	18,865	127,178
	Sona Koyo Steering Systems, Ltd.	174,060	212,416
	Sonata Software, Ltd.	155,438	209,432
*	South East Asia Marine Engineering Services, Ltd.	41,430	194,958
	South India Bank, Ltd.	189,050	469,876
	Srei Infrastructure Finance, Ltd.	186,033	329,613
	SRF, Ltd.	118,415	461,347
*	SSI, Ltd.	71,696	311,270
	Sterling Biotech, Ltd.	303,184	1,365,864
	Sterlite Optical Technologies, Ltd.	86,450	443,965

	Strides Arcolab, Ltd.	64,472	528,782
	Subex Azure, Ltd.	59,420	849,581
	Subros, Ltd.	21,956	124,702
	Sundaram-Clayton, Ltd.	3,890	91,563
	Sundram Fastners, Ltd.	465,052	770,515
*	Supreme Industries, Ltd.	13,865	78,053
	Supreme Petrochem, Ltd.	144,830	79,013
*	Swaraj Engines, Ltd.	3,100	12,688
*	Taj GVK Hotels and Resorts, Ltd.	43,977	179,001
	Tata Elxsi, Ltd.	67,874	581,473
	Tata Investment Corp., Ltd.	46,940	510,645
	Tata Metaliks, Ltd.	42,871	138,924
	Tata Sponge Iron, Ltd.	25,066	73,468
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,473,991
	Tele Data Informatics, Ltd.	222,992	382,654
	Texmaco, Ltd.	18,169	433,908
*	Thomas Cook (India), Ltd.	39,470	58,809
	Tinplate Company of India, Ltd.	55,301	66,517
	Titan Industries, Ltd.	71,834	1,996,245
	Torrent Pharmaceuticals, Ltd.	157,436	1,017,139
	Torrent Power, Ltd.	49,230	84,059
	Trent, Ltd.	9,652	170,099
	Tube Investments of India, Ltd.	306,399	595,922
	TVS Motor Co., Ltd.	419,055	681,392
	Ucal Fuel Systems, Ltd.	16,389	41,580
	Unichem Laboratories, Ltd.	64,944	417,360
	Unitech, Ltd.	229,980	3,263,526
	Usha Martin, Ltd.	86,603	530,665
*	Uttam Galva Steels, Ltd.	127,929	107,903
	Vardhman Textiles, Ltd.	76,291	377,090
	Varun Shipping Co.	182,262	255,134
	Vesuvius India, Ltd.	12,502	70,072
	Voltas, Ltd.	592,160	1,403,148
*	Welspun India, Ltd.	92,659	160,931
	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	1,031,887
	Wockhardt, Ltd.	10,466	107,340
	Wyeth, Ltd.	40,457	544,694
	Zensar Technologies, Ltd.	41,117	371,925
	Zuari Industries, Ltd.	45,790	191,977
TOTAL COMMON STOCKS			142,549,007

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	28,276

RIGHTS/WARRANTS — (0.0%)
*	Trent, Ltd. Rights 06/15/07	1,410	7,292
TOTAL — INDIA			142,584,575

INDONESIA — (3.3%)
COMMON STOCKS — (3.3%)
*	PT Agis Tbk	4,773,000	1,743,366
	PT Apexindo Pratama Tbk	1,877,000	431,239
	PT Asahimas Flat Glass Tbk	1,012,000	359,255
	PT Astra Graphia Tbk	4,549,000	375,526
*	PT Bakrie & Brothers Tbk	53,214,500	1,808,126

*	PT Bakrieland Development Tbk	38,869,250	1,392,748
	PT Bank Niaga Tbk	21,193,000	2,093,084
*	PT Bank Pan Indonesia Tbk	26,188,375	1,814,629
*	PT Batu Buana Tbk	77,715	1,030
	PT Berlian Laju Tanker Tbk	11,737,700	2,595,010
*	PT Bhakti Investama Tbk	18,186,000	2,804,425
*	PT Budi Acid Jaya Tbk	1,449,000	41,096
	PT Charoen Pokphand Indonesia Tbk	3,406,500	355,030
	PT Ciputra Surya Tbk	3,863,000	566,448
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	2,703,257
	PT Clipan Finance Indonesia Tbk	3,133,000	152,114
*	PT Davomas Adabi Tbk	41,920,000	1,328,210
*	PT Delta Dunia Petronda Tbk	3,940,000	370,776
*	PT Dharmala Intiland Tbk	277,400	10,361
*	PT Dynaplast Tbk	1,038,000	105,834
*	PT Energi Mega Persada Tbk	12,949,000	1,073,196
	PT Enseval Putera Megatrading Tbk	6,380,000	621,826
*	PT Eterindo Wahanatama Tbk	397,000	24,355
*	PT Ever Shine Textile Tbk	4,029,640	44,282
*	PT Hero Supermarket Tbk	33,000	15,702
*	PT Holcim Indonesia Tbk	15,377,500	1,328,307
*	PT Indal Aluminium Industry Tbk	47,000	1,602
	PT Indofood Sukses Makmur Tbk	13,128,500	2,570,414
	PT Indo-Rama Synthetics Tbk	2,211,000	139,442
	PT Jaya Real Property Tbk	1,967,500	361,091
	PT Kalbe Farma Tbk	14,904,238	2,098,802
*	PT Karwell Indonesia Tbk	138,000	3,283
	PT Kawasan Industry Jababeka Tbk	43,401,000	1,109,160
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,982
	PT Lautan Luas Tbk	2,745,500	171,363
	PT Lippo Karawaci Tbk	10,219,000	1,783,291
	PT Matahari Putra Prima Tbk	8,931,500	768,865
	PT Mayorah Indah Tbk	2,473,500	460,354
*	PT Medco Energi International Tbk	1,139,500	462,070
	PT Metrodata Electronics Tbk	3,981,000	86,811
	PT Mitra Adiperkasa Tbk	741,000	68,098
*	PT Modern Photo Tbk	40,000	1,711
*	PT Mulia Industrindo Tbk	542,000	14,758
*	PT Mustika Ratu Tbk	723,000	27,753
*	PT Pakuwon Jati Tbk	63,000	9,652
*	PT Panasia Indosyntec Tbk	79,000	3,580
*	PT Panin Insurance Tbk	9,119,500	352,528
*	PT Panin Life Tbk	47,214,500	899,363
*	PT Petrosea Tbk	15,000	10,876
*	PT Pioneerindo Gourmet International Tbk	29,000	1,314
*	PT Polychem Indonesia Tbk	7,563,500	215,790
*	PT Prasidha Aneka Niaga Tbk	84,000	847
*	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,237
	PT Ramayana Lestari Sentosa Tbk	10,658,000	931,564
	PT Samudera Indonesia Tbk	223,000	189,645
	PT Selamat Semp Tbk	1,920,000	69,061
*	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	462,137
*	PT Sumalindo Lestari Jaya Tbk	1,961,250	766,740
	PT Summarecon Agung Tbk	8,864,800	1,567,553
*	PT Sunson Textile Manufacturer Tbk	2,325,500	65,863
*	PT Suparma Tbk	2,400,000	81,785
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	3,032
*	PT Surya Dumai Industri Tbk	3,298,500	134,526

*	PT Suryainti Permata Tbk	2,334,500	261,094
*	PT Suryamas Dutamakmur Tbk	125,000	3,193
	PT Tempo Scan Pacific Tbk	7,495,000	732,673
*	PT Texmaco Jaya Tbk	93,000	31,081
	PT Timah Tbk	1,549,500	2,049,813
	PT Trias Sentosa Tbk	9,198,400	244,253
	PT Trimegah Sec Tbk	9,961,000	328,718
	PT Tunas Ridean Tbk	1,987,000	207,906
	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	21,870
	PT Unggul Indah Cahaya Tbk	48,239	14,687
*	PT Wicaksana Overseas International Tbk	28,560	323
TOTAL COMMON STOCKS			43,952,786

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	72,217
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	1,126,125	16,585
TOTAL RIGHTS/WARRANTS			88,802
TOTAL — INDONESIA			44,041,588

ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
*	Afcon Industries, Ltd.	795	6,962
	Albad Massuot Yitzhak, Ltd.	17,916	211,250
	Alony Hetz Properties & Investments, Ltd.	212,923	1,219,511
*	Alvarion, Ltd.	131,965	1,102,568
	American Israeli Paper Mills, Ltd.	7,985	473,382
	Analyst I.M.S.	19,892	370,231
*	AudioCodes, Ltd.	95,696	520,254
*	Azorim Investment Development & Construction Co., Ltd.	76,479	948,672
	Baran Group, Ltd.	26,753	560,567
	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	16,999
	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	639,671
	Blue Square-Israel, Ltd.	100,987	1,872,395
*	Cham Foods (Israel), Ltd.	14,289	19,280
	Clal Industries, Ltd.	234,629	1,463,182
*	Compugen, Ltd.	11,938	34,676
	Dan Vehicle & Transportation	52,579	379,246
	Danya Cebus, Ltd.	38,937	719,585
	Delek Automotive Systems, Ltd.	223,460	2,418,454
	Delek Drilling LP, Ltd.	1,333,958	764,235
*	Delta-Galil Industries, Ltd.	42,862	297,365
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	708,766
	Elbit Medical Imaging, Ltd.	50,761	2,266,751
*	Electra (Israel), Ltd.	9,403	1,953,038
*	Electra Consumer Products	41,717	435,378
*	Elron Electronic Industries, Ltd.	73,914	1,140,229
*	Feuchtwanger Investments 1984, Ltd.	4,200	12
*	First International Bank of Israel, Ltd.	249,710	685,747
	FMS Enterprises Migun, Ltd.	23,637	675,361
*	Formula Systems (1985), Ltd.	16,516	235,645
*	Formula Vision Technologies, Ltd.	62,990	45,296
	Frutarom	155,741	1,420,850
*	Granite Hacarmel Investments, Ltd.	19,200	45,468
*	Hamlet (Israel-Canada), Ltd.	32,984	485,146
*	Hot-Cable Systems Media, Ltd.	72,776	757,719
*	Housing & Construction Holding Co., Ltd.	837,336	1,448,307

	IBI Investment House, Ltd.	22,725	297,073
	Industrial Building Corp., Ltd.	541,431	1,607,393
*	Israel Petrochemical Enterprises, Ltd.	60,196	681,265
	Israel Salt Industries, Ltd.	100,478	785,245
	Ituran Location & Control, Ltd.	45,195	624,014
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	30,624	651,213
*	Knafaim Arkia Holdings, Ltd.	27,233	225,678
	Leader Holding & Investments, Ltd.	74,777	241,000
*	Magal Security Systems, Ltd.	18,398	193,587
*	Magic Software Enterprises, Ltd.	35,590	86,534
	Medtechnica, Ltd.	37,742	284,439
*	Mer Industries, Ltd.	12,927	97,920
*	Metalink, Ltd.	32,556	184,420
*	Metis Capital, Ltd.	2,418	10,570
*	Middle East Tube Co., Ltd.	19,000	51,216
*	Miloumor, Ltd.	28,615	126,869
	Mivtach Shamir Holdings, Ltd.	20,802	478,755
*	Naphtha Israel Petroleum Corp.	484,656	327,909
*	Neto M.E. Holdings, Ltd.	10,537	448,634
*	NICE Systems, Ltd.	54,006	2,037,985
	Nisko Industries (1992), Ltd.	7,691	100,792
*	OCIF Investments and Development, Ltd.	5,002	303,724
*	Orckit Communications, Ltd.	29,519	321,979
	Ormat Industries, Ltd.	238,897	2,792,858
	Osem Investment, Ltd.	72,777	832,781
	Packer Plada, Ltd.	1,161	139,050
	Property and Building Corp., Ltd.	9,425	1,672,606
*	RADVision, Ltd.	36,193	759,626
	Rapac Electronics, Ltd.	6,000	41,177
	Rapac Technologies (2000), Ltd.	6,000	72,099
*	Retalix, Ltd.	52,449	1,081,227
*	Scailex Corp., Ltd.	95,694	891,092
	Shrem Fudim Kelner & Co., Ltd.	37,724	177,684
	Spectronix, Ltd.	9,752	39,326
	Suny Electronic Inc., Ltd.	76,519	272,428
*	Super-Sol, Ltd. Series B	449,336	1,979,202
*	Team Computer & Systems, Ltd.	1,400	51,614
	Telsys, Ltd.	24,609	159,285
*	The Israel Land Development Co., Ltd.	55,310	485,817
*	Tower Semiconductor, Ltd.	189,824	313,708
*	TTI Team Telecom International, Ltd. ADR	3,220	9,209
	Union Bank of Israel, Ltd.	120,682	651,103
	Urdan Industries, Ltd.	303,535	250,063
*	VeriFone Holdings, Inc.	1	11
	Ytong Industries, Ltd.	52,500	56,042
TOTAL COMMON STOCKS			49,238,420

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	57,292
TOTAL — ISRAEL			49,295,712

MALAYSIA — (7.9%)
COMMON STOCKS — (7.9%)
	A&M Realty Berhad	32,500	24,095
	Acoustech Berhad	541,900	150,892
*	Advance Synergy Berhad	986,400	82,334

	Aeon Co. (M) Berhad	511,300	1,412,427
*	Amalgamated Containers Berhad	80,000	33,597
	Amalgamated Industrial Steel Berhad	11,250	2,023
*	AMBD Berhad	1,014,500	71,474
	Amway (Malaysia) Holdings Berhad	396,700	801,008
*	Ancom Berhad	400,500	101,450
	Ann Joo Resources Berhad	634,800	699,270
*	Anson Perdana Berhad	10,000	132
	APM Automotive Holdings Berhad	215,100	149,183
	Asas Dunia Berhad	16,000	4,886
*	Asia Pacific Land Berhad	1,888,600	303,278
	Ayer Hitam Planting Syndicate Berhad	6,000	7,216
	Bandar Raya Developments Berhad	1,190,200	897,447
	Batu Kawan Berhad	195,000	519,345
*	Berjaya Capital Berhad	93,840	80,558
*	Berjaya Corp. Berhad	5,648,900	631,006
*	Berjaya Corp. Berhad ICULS	5,425,041	295,316
	Berjaya Land Berhad	883,300	270,665
	Bernas Padiberas Nasional Berhad	1,478,200	879,178
*	Bimb Holdings Berhad	481,600	170,292
*	Bintai Kinden Corp. Berhad	16,000	2,121
*	Bolton Properties Berhad	618,600	174,993
	Boustead Holdings Berhad	1,707,100	1,284,584
	Boustead Properties Berhad	290,500	290,224
	Cahya Mata Sarawak Berhad	544,200	367,991
	Carlsberg Brewery Malaysia Berhad	943,100	1,381,637
	Cement Industries of Malaysia Berhad	405,000	730,931
	Chemical Co. of Malaysia Berhad	472,600	459,712
	Chin Teck Plantations Berhad	33,000	58,153
	Choo Bee Metal Industries Berhad	26,000	16,878
*	Compugates Holdings Berhad	600	212
	Cosway Corp. Berhad	113,000	40,014
	Courts Mammoth Berhad	618,300	165,341
*	Crest Builder Holdings Berhad	78,000	24,191
	Cycle & Carriage Bintang Berhad	15,000	10,149
*	Damansara Realty Berhad	1,962,200	212,756
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	52,339
*	DNP Holdings Berhad	340,300	205,542
	DRB-Hicom Berhad	3,143,000	1,631,337
*	Dreamgate Corp. Berhad	795,400	388,919
*	Dunham-Bush (Malaysia) Berhad	16,950	16,923
	Dutch Lady Milk Industries Berhad	125,700	432,918
	E&O Property Development Berhad	12,000	12,550
	Eastern & Oriental Berhad (6468754)	842,900	747,229
*	Eastern & Oriental Berhad (B19ZLW1)	36,000	30,190
	Eastern Pacific Industrial Corp. Berhad	491,900	305,793
*	ECM Libra Avenue Berhad	2,118,877	648,495
*	Ecofirst Consolidated Berhad	216,700	9,256
*	Edaran Otomobil Nasional Berhad	587,800	547,138
	Eng Kah Corp. Berhad	32,000	30,121
	Engtex Group Berhad	240,200	93,108
	Esso Malaysia Berhad	405,600	353,342
	Faber Group Berhad	554,000	216,958
	Far East Holdings Berhad	61,500	92,451
*	FCW Holdings Berhad	24,000	808
*	Fountain View Development Berhad	808,200	34,380
	Fraser & Neave Holdings Berhad	382,000	826,394

*	George Kent (Malaysia) Berhad	124,200	20,362
	GHL Systems Berhad	332,464	78,576
	Globetronics Technology Berhad	3,367,800	297,661
	Glomac Berhad	569,200	231,235
	Gold IS Berhad	279,600	205,289
*	Golden Plus Holdings Berhad	216,000	35,885
*	Gopeng Berhad	17,000	4,145
	Grand United Holdings Berhad	787,000	131,042
	Guiness Anchor Berhad	1,041,700	1,793,815
*	Gula Perak Berhad	1,875,775	85,393
*	GuocoLand (Malaysia) Berhad	337,800	174,109
	Guthrie Ropel Berhad	35,900	72,889
	Hap Seng Consolidated Berhad	752,300	731,190
*	Harn Len Corporation Berhad	273,000	53,800
	Heitech Padu Berhad	26,000	6,920
*	HIL Industries Berhad	56,810	6,381
	HLG Capital Berhad	100,400	52,512
	Hock Seng Lee Berhad	135,060	159,726
	Hong Leong Industries Berhad	605,900	909,747
*	Hovid Berhad	1,624,000	193,603
	Hume Industries (Malaysia) Berhad	402,167	532,409
	Hunza Properties Berhad	500,400	435,821
	Hwang-DBS (Malaysia) Berhad	308,500	230,809
	IJM Corp. Berhad	953,800	2,305,020
	IJM Plantations Berhad	997,600	631,081
*	Insas Berhad	1,642,200	313,714
	Integrated Logistics Berhad	544,300	265,258
	Island & Peninsular Berhad	2,093,340	1,430,020
*	Jaks Resources Berhad	1,077,000	195,098
	Java, Inc. Berhad	37	33
	Jaya Tiasa Holdings Berhad	341,200	489,581
*	Johan Holdings Berhad	221,200	14,904
	Johor Land Berhad	69,910	28,026
*	Jotech Holdings Berhad	1,812,700	72,434
	JT International Berhad	550,600	692,976
	K & N Kenanga Holdings Berhad	714,000	214,455
*	Karambunai Corp. Berhad	5,564,900	212,357
	Keck Seng (Malaysia) Berhad	535,400	752,487
	KFC Holdings (Malaysia) Berhad	562,000	1,101,780
	Kian Joo Can Factory Berhad	1,342,080	461,957
	Kim Hin Industry Berhad	52,000	20,832
	Kim Loong Resources Berhad	51,300	31,248
	KNM Group Berhad	577,000	2,378,888
	KPJ Healthcare Berhad	265,700	276,869
*	Kretam Holdings Berhad	15,000	3,952
	KrisAssets Holdings Berhad	98,863	84,377
	KSL Holdings Berhad	516,500	386,365
*	Kub Malaysia Berhad	2,296,100	361,649
*	Kuchai Development Berhad	87,100	29,813
	Kulim Malaysia Berhad	705,350	1,515,869
*	Kumpulan Europlus Berhad	1,268,800	291,015
	Kumpulan Fima Berhad	802,300	141,792
*	Kumpulan Hartanah Selangor Berhad	166,500	30,776
*	Kurnia Asia Berhad	1,661,000	503,407
	Kwantas Corp. Berhad	171,800	251,485
	Ladang Perbadanan-Fima Berhad	11,000	9,334
*	Land & General Berhad	4,099,300	499,021
	Landmarks Berhad	2,156,300	1,223,488

*	LBS Bina Group Berhad	1,288,600	276,395
	Leader Universal Holdings Berhad	2,698,700	546,045
*	Leong Hup Holdings Berhad	427,700	141,069
*	Lien Hoe Corp. Berhad	606,800	42,703
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,617,497
*	Lion Corp Berhad	239,300	60,601
	Lion Industries Corp. Berhad	1,560,400	818,264
*	Liqua Health Corp. Berhad	173	20
	London Biscuits Berhad	152,800	74,347
	MAA Holdings Berhad	986,866	578,892
*	Malaysia Aica Berhad	48,200	9,741
*	Malaysia Building Society Berhad	362,700	96,475
	Malaysia Industrial Development Finance Berhad	2,255,000	976,094
	Malaysian Bulk Carriers Berhad	1,511,750	1,422,065
	Malaysian Mosaics Berhad	71,460	34,183
	Malaysian National Reinsurance Berhad	455,000	608,060
	Malaysian Oxygen Berhad	433,000	1,900,163
	Malaysian Pacific Industries Berhad	248,400	753,597
*	Malaysian Resources Corp. Berhad	5,864,866	3,701,426
*	Mancon Berhad	12,000	3,072
	Manulife Insurance (M) Berhad	100,800	71,449
*	Marco Holdings Berhad	2,835,400	139,158
*	Matrix International Berhad	504,000	78,148
	MBM Resources Berhad	239,766	234,251
*	Measat Global Berhad	113,800	82,249
*	Meda, Inc. Berhad	26,000	1,578
	Media Prima Berhad	829,133	619,989
	Mega First Corp. Berhad	264,700	101,278
	Melewar Industrial Group Berhad	437,000	135,801
*	MEMS Technology Berhad	1,917,000	343,085
	Metro Kajang Holdings Berhad	138,900	60,179
*	MHC Plantations Berhad	26,000	9,213
*	Mieco Chipboard Berhad	116,000	34,936
	MK Land Holdings Berhad	2,681,700	737,435
*	MoBif Berhad	792,000	123,399
	MTD ACPI Engineering Berhad	601,000	309,492
	MTD Infraperdana Berhad	3,284,300	1,007,692
	Muhibbah Engineering Berhad	395,100	815,760
*	MUI Properties Berhad	75,200	5,285
*	Mulpha International Berhad	4,921,650	2,751,548
*	Multi-Purpose Holdings Berhad	457,000	318,724
	Mutiara Goodyear Development Berhad	170,000	37,176
	Mycron Steel Berhad	14,650	4,263
	Naim Cendera Berhad	622,300	802,647
	Naluri Berhad	1,391,300	278,183
*	Nam Fatt Berhad	590,900	118,003
	Narra Industries Berhad	16,000	4,167
	NCB Holdings Berhad	1,147,200	993,345
	New Straits Times Press (Malaysia) Berhad	749,600	530,046
*	Nikko Electronics Berhad	36,600	6,037
	Notion VTEC Berhad	1,093,000	162,116
	NTPM Holdings Berhad	550,600	70,615
*	NV Multi Corp. Berhad	430,900	86,854
*	NWP Holdings Berhad	112,000	16,124
	Nylex (Malaysia) Berhad	341,600	139,150
	Oriental Holdings Berhad	141,500	218,728
	OSK Holdings Berhad	1,971,271	1,667,157
	OSK Property Holdings Berhad	3,393	1,141

	OSK Ventures Interantional Berhad	8,700	5,982
	P.I.E. Industrial Berhad	140,100	142,864
	Pacific & Orient Berhad	45,218	21,167
	Pacificmas Berhad	205,900	204,768
*	Pan Malaysia Cement Works Berhad	766,600	48,609
*	Pan Malaysian Industries Berhad	2,778,000	64,490
	Panasonic Manufacturing Malaysia Berhad	129,384	359,905
*	Panglobal Berhad	14,000	7,786
	Paramount Corp. Berhad	24,000	16,300
	PBA Holdings Berhad	191,100	72,538
	Pelikan International Corp. Berhad	599,560	877,076
*	Permaju Industries Berhad	730,000	143,194
	Petaling Garden Berhad	190,600	139,717
	PJ Development Holdings Berhad	755,600	158,923
	PK Resources Berhad	14,000	3,403
*	Prime Utilities Berhad	3,000	383
*	Promet Berhad	52,000	—
*	Protasco Berhad	493,600	142,620
*	Puncak Niaga Holdings Berhad	779,520	775,231
	QL Resources Berhad	413,700	387,741
	QSR Brand Berhad	32,000	30,599
*	Ramunia Holdings Berhad	519,000	208,054
	Ranhill Berhad	1,419,680	709,765
*	Ranhill Utilities Berhad	504,560	366,034
*	Rashid Hussain Berhad	182,000	95,477
*	RB Land Holdings Berhad	524,800	166,273
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	253,900
	Sapura Resources Berhad	43,000	5,071
	Sapura Telecommunications Berhad	64,846	30,492
	Sarawak Oil Palms Berhad	66,600	70,784
	Scientex Inc. Berhad	338,100	138,296
	Scomi Group Berhad	4,300,100	1,713,015
	Selangor Dredging Berhad	1,118,200	295,373
	Shangri-La Hotels (Malaysia) Berhad	211,100	179,939
	SHL Consolidated Berhad	249,400	138,081
	Sime Engineering Services Berhad	825,200	577,423
	Sime UEP Properties Berhad	133,000	230,711
*	Sino Hua-an International	11,500	4,899
*	Sitt Tatt Berhad	168,000	21,014
*	South East Asia Lumber, Inc. Berhad	451,200	58,377
	Southern Acids (Malaysia) Berhad	41,000	18,145
	Southern Steel Berhad	502,800	248,793
*	SPK Sentosa Corp. Berhad	274,000	72,517
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	124,000	124,924
	Subur Tiasa Holdings Berhad	367,700	558,039
*	Sumatec Resources Berhad	345,800	88,780
	Sunrise Berhad	904,820	969,471
	Sunway City Berhad	743,500	1,056,853
*	Sunway Holdings, Inc. Berhad	2,059,000	714,539
	Supermax Corp. Berhad	708,700	519,304
	Suria Capital Holdings Berhad	1,098,300	287,451
	Symphony House Berhad	20,571	2,055
	Ta Ann Holdings Berhad	475,680	1,496,570
	TA Enterprise Berhad	3,938,200	1,798,129
*	Talam Corp. Berhad	1,651,450	123,709
*	Tamco Corp. Holdings Berhad	83,000	16,836

	Tan Chong Motor Holdings Berhad	2,293,000	809,551
*	Tanah Emas Corp. Berhad	65,000	10,981
	Tasek Corp. Berhad	87,600	93,430
*	Tebrau Teguh Berhad	956,000	374,139
	TH Group Berhad	781,000	159,856
*	Thong Guan Industries Berhad	215,100	82,864
*	Time Dotcom Berhad	1,976,300	419,648
*	Time Engineering Berhad	1,980,100	375,566
	Top Glove Corp. Berhad	782,880	1,996,213
	Tradewinds (Malaysia) Berhad	290,600	251,083
*	Tradewinds Corp. Berhad	2,510,500	1,035,413
*	Tradewinds Plantation Berhad	831,500	597,104
*	Trengganu Development & Management Berhad	298,500	112,864
	UAC Berhad	55,000	77,101
	Uchi Technologies Berhad	1,138,500	1,106,613
	UEM Builders Berhad	671,100	310,553
	Unico-Desa Plantations Berhad	2,414,775	408,384
	Unisem (M) Berhad	1,226,200	581,751
	United Malacca Rubber Estates Berhad	194,700	309,445
	United Malayan Land Berhad	13,000	8,740
	United Plantations Berhad	663,600	2,770,601
*	Utama Banking Group Berhad	1,802,000	1,298,955
*	Utusan Melayu (Malaysia) Berhad	144,500	45,841
	VADS Berhad	14,200	28,532
	VS Industry Berhad	268,170	195,565
	Wah Seong Corp. Berhad	879,100	909,796
*	Weida (Malaysia) Berhad	414,700	95,173
	Worldwide Holdings Berhad	385,600	357,886
	WTK Holdings Berhad	487,200	1,247,569
	Yeo Hiap Seng (Malaysia) Berhad	56,760	32,393
	Yi-Lai Berhad	358,800	134,057
*	YTL e-Solutions Berhad	1,430,900	227,659
	Yu Neh Huat Berhad	816,500	783,623
	Zelan Berhad	717,400	2,669,050
TOTAL COMMON STOCKS			106,805,328

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	12,236
*	Malayan United Industries Berhad A2 08/03/13	176,957	11,455
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	1,840	383
TOTAL PREFERRED STOCKS			24,074

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	2
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	2,369
*	Salcon Bergad Warrants 05/23/14	286,200	26,106
TOTAL RIGHTS/WARRANTS			28,477
TOTAL — MALAYSIA			106,857,879

MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
	Consorcio ARA S.A. de C.V.	4,060,800	6,541,444
*	Consorcio Hogar S.A. de C.V. Series B	425,370	308,942
#	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	5,959,089

* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	13,520,293
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	2,820,250
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	1,046
	Corporativo Fragua S.A.B. de C.V. Series B	31	274
*	Dine S.A.B. de C.V.	196,367	219,415
	Embotelladora Arca S.A. de C.V., Mexico	1,840,400	6,674,760
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,263
*	Empresas ICA S.A. de C.V. Sponsored ADR	4,200	225,918
* #	Empresas ICA S.A.B. de C.V.	1,694,008	7,566,606
#	Gruma S.A.B. de C.V. Series B	1,069,600	3,754,730
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	652,200	3,319,452
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	29,700	1,511,730
	Grupo Cementos de Chihuahua S.A. de C.V.	730,200	5,201,387
	Grupo Continental S.A. de C.V.	902,000	2,015,736
	Grupo Corvi S.A. Series A	100,000	27,748
	Grupo Elektra S.A. de C.V.	128,500	2,488,757
	Grupo Herdez S.A.B. de C.V.	107,000	146,958
#	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	498,152
	Grupo Industrial Saltillo S.A.B. de C.V.	176,552	295,911
* #	Grupo Iusacell S.A. de C.V.	76,405	1,088,502
*	Grupo Kuo S.A.B. de C.V.	196,367	161,818
*	Grupo Nutrisa S.A. de C.V.	188	203
	Grupo Posadas S.A. de C.V. Series L	199,000	223,283
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,765
	Industrias Bachoco S.A. Series B	152,000	403,229
* #	Industrias CH S.A.B. de C.V. Series B	1,502,948	7,256,190
	Industrias Penoles S.A. de C.V.	223,500	2,580,567
*	Jugos de Valle S.A.B. de C.V. Series B	50,900	196,666
*	Movilaccess S.A. de C.V. Series B	13,489	304,578
*	Promotora y Operadora de Infraestructura S.A. de C.V.	67,110	255,580
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,410
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,514
*	Savia S.A. de C.V.	610,700	45,492
#	TV Azteca S.A. de C.V. Series A	6,581,300	6,311,969
	Vitro S.A. de C.V. Sponsored ADR	11,200	86,464
#	Vitro S.A.B. de C.V.	1,062,102	2,803,724
TOTAL — MEXICO			84,840,815

PHILIPPINES — (1.7%)
COMMON STOCKS — (1.7%)
	Aboitiz Equity Ventures, Inc.	2,185,000	428,700
	Alaska Milk Corp.	1,404,000	155,463
*	Bacnotan Consolidated Industries, Inc.	168,682	43,570
*	Belle Corp.	20,937,000	730,533
*	Benpres Holdings Corp.	12,098,000	1,220,692
*	C & P Homes, Inc.	647,700	55,031
	Cebu Holdings, Inc.	2,284,000	217,087
*	Cyber Bay Corp.	2,000,000	24,807
*	Digital Telecommunications (Philippines), Inc.	20,973,000	707,718
	DMCI Holdings, Inc.	2,955,000	600,376
	EDSA Properties Holdings, Inc.	1,759,970	102,360
*	EEI Corp.	1,929,000	238,620
*	Empire East Land Holdings, Inc.	12,140,000	210,628
*	Fil-Estate Land, Inc.	5,450,700	110,713
*	Filinvest Development Corp.	4,664,500	601,185
*	Filinvest Land, Inc.	40,309,452	1,660,519

	First Philippines Holdings Corp.	1,177,800	1,995,742
	Ginebra San Miguel, Inc.	1,003,200	565,686
*	Global Equities, Inc.	3,968,308	205,910
*	House of Investments, Inc.	732,000	44,140
	International Container Terminal Services, Inc.	1,400,197	833,605
*	Ionics, Inc.	769,825	36,237
*	iVantage Corp.	593,400	21,506
	Jollibee Food Corp.	640,000	768,514
*	Lepanto Consolidated Mining Co. Series B	2,598,750	17,985
*	Mabuhay Holdings Corp.	516,000	6,869
	Macroasia Corp.	2,617,500	281,544
	Manila Jockey Club, Inc.	130,622	12,983
*	Manila Mining Corp.	149,300,000	122,085
*	Megaworld Properties & Holdings, Inc.	39,924,880	3,445,193
*	Metro Pacific Corp. Series A	1,827,193	82,121
*	Paxys, Inc.	477,500	268,620
	Petron Corp.	6,926,000	778,497
	Philex Mining Corp.	2,068,000	270,333
*	Philippine Bank of Communications	14,726	15,910
*	Philippine National Bank	837,293	978,826
*	Philippine National Construction Corp.	173,000	21,528
*	Philippine Realty & Holdings Corp.	6,270,000	84,281
	Philippine Savings Bank	356,863	493,952
*	Philippine Stock Exchange Inc.	2,900	37,104
*	PhilWeb Corp.	33,000,000	41,054
*	Prime Orion Philippines, Inc.	2,920,000	38,731
	Republic Glass Holding Corp.	507,500	18,642
*	RFM Corp.	2,378,934	72,113
	Rizal Commercial Banking Corp.	345,749	232,823
	Robinson's Land Corp. Series B	1,525,870	658,673
	Security Bank Corp.	479,542	855,804
	Semirara Mining Corp.	266,900	150,199
	SM Development Corp.	5,965,200	611,842
	Soriano (A.) Corp.	3,430,211	284,008
*	Union Bank of the Philippines	55,252	76,325
*	United Paragon Mining Corp.	322,500	7,405
*	Universal Rightfield Property Holdings, Inc.	1,062,000	642
	Universal Robina Corp.	3,563,015	1,230,201
*	Victorias Milling Co., Inc.	139,680	2,626
*	Vitarich Corp.	176,000	837
*	Yehey! Corp.	29,670	—
TOTAL — PHILIPPINES			22,779,098

POLAND — (5.6%)
COMMON STOCKS — (5.5%)
	Agora SA	129,204	2,110,402
*	Alchemia SA	42,778	224,483
*	Amica Wronki SA	25,532	256,970
	Apator SA	24,153	189,646
	Asseco Poland SA	75,095	2,389,874
*	Boryszew SA	87,261	925,045
*	Budimex SA	70,277	3,072,789
*	Cersanit SA	244,907	4,184,601
	Debica SA	30,666	1,279,756
	Decora SA	1,810	37,280
*	Echo Investment SA	118,198	4,555,976
	Elektrobudowa SA	8,761	640,709

*	Elstar Oils SA	31,508	151,178
*	Eurocash SA	100,060	373,933
	Fabryki Mebli Forte SA	55,216	218,081
*	Farmacol SA	61,368	987,706
*	Firma Chemiczna Dwory SA	20,183	1,190,215
*	Grupa Kety SA	44,298	3,458,449
*	Grupa Lotos SA	107,580	1,845,349
*	Huta Ferrum SA	309	3,866
*	Impexmetal SA	31,024	4,479,075
*	Koelner SA	21,175	569,048
	Kredyt Bank SA	18,184	154,249
*	Kroscienskie Huty Szkla Krosno SA	20,000	64,202
*	Lentex SA	30,128	836,566
*	LPP SA	2,095	1,610,744
*	MNI SA	253,024	508,116
	Mondi Packaging Paper Swiecie SA	13,443	474,965
*	Mostostal Export SA	408,285	1,615,780
*	Mostostal Plock SA	1,284	36,719
	Mostostal Siedlce SA	46,569	4,356,955
*	Mostostal Warszawa SA	37,200	579,866
*	Mostostal Zabrze Holding SA	82,376	372,198
*	Netia Holdings SA	1,021,505	1,615,128
*	NG2 SA	30,691	887,753
*	Ocean Company SA	8,530	362
*	Opoczno SA	5,277	107,263
*	Optimus SA	7,500	12,075
	Orbis SA	161,652	4,860,667
*	PBG SA	16,567	2,504,421
*	Pekaes SA	17,900	145,545
*	Pfleiderer Grajewo SA	24,053	627,852
	Polska Grupa Farmaceutyczna SA	39,991	1,345,183
*	Polski Koncern Miesny Duda SA	314,370	1,468,999
*	Praterm SA	5,035	104,825
	Prokom Software SA	65,251	3,533,848
	Prosper SA	16,575	148,232
*	Provimi-Rolimpex SA	36,330	330,303
*	Raciborska Fabryka Kotlow SA	265,220	1,444,380
*	Sniezka SA	4,582	89,122
*	Stalexport SA	641,224	1,654,711
	Ster-Projekt SA	122,099	308,423
	Sygnity SA	33,221	939,715
*	Vistula SA	21,673	1,256,484
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	13,102	6,251,371
	Zaklady Tluszcowe Kruszwica SA	37,250	778,443
*	Zelmer SA	4,140	82,706
TOTAL COMMON STOCKS			74,252,602

RIGHTS/WARRANTS — (0.1%)
*	Alchemia SA Rights	42,778	613,834
TOTAL — POLAND			74,866,436

SOUTH AFRICA — (10.8%)
COMMON STOCKS — (10.8%)
	Adcorp Holdings, Ltd.	79,259	421,982
*	Advtech, Ltd.	812,700	536,040
	Aeci, Ltd.	373,412	4,636,168

	Afgri, Ltd.	966,142	949,255
*	Aflease Gold, Ltd.	195,228	91,738
	African Oxygen, Ltd.	391,811	1,961,167
*	African Rainbow Minerals, Ltd.	429,344	7,359,939
	AG Industries, Ltd.	307,400	243,799
	Alexander Forbes, Ltd.	862,527	2,030,814
	Allied Electronics Corp., Ltd.	184,853	1,336,821
	Allied Technologies, Ltd.	196,345	1,801,276
	Amalgamated Appliance Holdings, Ltd.	447,721	283,004
	Argent Industrial, Ltd.	147,042	436,526
	Aspen Pharmacare Holdings, Ltd.	316,873	1,734,831
*	AST Group, Ltd.	873,528	128,693
	Astral Foods, Ltd.	105,878	1,962,427
	Aveng, Ltd.	1,002,160	7,028,326
	AVI, Ltd.	766,418	2,380,674
	Bell Equipment, Ltd.	192,091	1,172,534
	Brandcorp Holdings, Ltd.	101,257	234,772
	Business Connexion Group	229,687	244,696
	Bytes Technology Group, Ltd.	323,480	710,637
	Capitec Bank Holdings, Ltd.	126,643	679,289
	Cashbuild, Ltd.	37,276	318,065
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,976,227
	Ceramic Industries, Ltd.	31,493	839,925
	City Lodge Hotels, Ltd.	86,217	992,156
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	10,000	938
	Datacentrix Holdings, Ltd.	248,698	184,202
	Datatec, Ltd.	459,852	2,607,901
*	Delta Electrical Industries, Ltd.	83,032	198,553
	Dimension Data Holdings PLC	3,458,471	3,640,157
	Distell Group, Ltd.	317,735	2,409,043
	Distribution & Warehousing Network, Ltd.	276,389	660,160
	Dorbyl, Ltd.	38,250	72,988
*	Durban Roodeport Deep, Ltd.	511,456	437,585
	Ellerine Holdings, Ltd.	287,292	3,155,669
*	Enaleni Pharmaceuticals, Ltd.	15,000	8,633
	Enviroserv Holdings, Ltd.	186,734	315,584
	ERP.com Holdings, Ltd.	331,301	92,084
	Famous Brands, Ltd.	135,016	385,951
	Foschini, Ltd.	84,284	834,885
*	Gold Reef Resorts, Ltd.	329,678	1,462,159
	Grindrod, Ltd.	918,733	3,004,156
	Group Five, Ltd.	240,698	1,960,446
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	2,822,091
	Hudaco Industries, Ltd.	58,055	663,916
	Iliad Africa, Ltd.	243,344	599,521
	Illovo Sugar, Ltd.	522,701	1,782,648
	Investec, Ltd.	104,917	1,367,296
*	JCI, Ltd.	1,622,051	—
	Johnic Communications, Ltd.	340,496	4,926,303
*	Kap International Holdings, Ltd.	146,864	84,370
	Lewis Group, Ltd.	305,911	2,831,123
*	M Cubed Holdings, Ltd.	385,000	10,829
	Massmart Holdings, Ltd.	188,040	2,451,468
	Medi-Clinic Corp., Ltd.	737,399	2,721,376
*	Merafe Resources, Ltd.	4,526,666	1,167,401
	Metair Investments, Ltd.	369,775	804,474
*	Metorex, Ltd.	584,898	1,965,286

	Metropolitan Holdings, Ltd.	1,684,538	3,843,045
	Mr. Price Group, Ltd.	464,417	1,987,022
	Murray & Roberts Holdings, Ltd.	651,864	6,173,413
	Mustek, Ltd.	195,398	265,138
	Mvelaphanda Group, Ltd.	809,804	1,266,715
	Nampak, Ltd.	397,638	1,193,765
	New Clicks Holdings, Ltd.	816,382	1,831,767
	New Corpcapital, Ltd.	241,136	4,403
#	Northam Platinum, Ltd.	497,325	3,874,174
	Nu-World Holdings, Ltd.	50,644	259,450
	Oceana Group, Ltd.	167,923	511,713
	Omnia Holdings, Ltd.	85,988	912,577
*	Palabora Mining Co., Ltd.	33,954	368,957
*	Peregrine Holdings, Ltd.	470,097	1,188,206
	Primedia, Ltd. N Shares	345,346	1,154,428
	PSG Group, Ltd.	330,958	1,387,983
	Rainbow Chicken, Ltd.	546,886	1,274,090
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	37,002
	Reunert, Ltd.	202,373	2,131,267
*	Scharrig Mining, Ltd.	273,820	862,508
	Shoprite Holdings, Ltd.	473,300	2,220,712
	Spur Corp., Ltd.	201,006	344,006
	Steinhoff International Holdings, Ltd.	130,046	430,259
	Sun International, Ltd.	237,817	4,973,738
	Super Group, Ltd.	748,605	1,608,825
	The Spar Group, Ltd.	354,335	2,612,566
*	Tiger Automotive, Ltd.	153,255	291,691
	Tiger Wheels, Ltd.	153,255	215,254
	Tongaat-Hulett Group, Ltd.	230,678	4,696,668
	Tourism Investment Corp., Ltd.	1,286,533	432,812
	Trans Hex Group, Ltd.	153,546	314,519
	Trencor, Ltd.	305,298	1,512,305
	Truworths International, Ltd.	1,011,805	5,889,430
	UCS Group, Ltd.	573,294	393,361
	Value Group, Ltd.	321,111	118,025
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	1,318,319
TOTAL — SOUTH AFRICA			146,021,090

SOUTH KOREA — (13.4%)
COMMON STOCKS — (13.4%)
	Aekyung Petrochemical Co., Ltd.	7,150	237,555
	Amorepacific Corp.	6,730	1,231,662
*	Anam Electronics Co., Ltd.	13,250	95,667
	Asia Cement Manufacturing Co., Ltd.	3,603	322,300
	Asia Paper Manufacturing Co., Ltd.	8,880	164,215
	AUK Corp.	8,160	36,138
	Baek Kwang Mineral Products Co., Ltd.	1,860	36,273
	Baiksan Co., Ltd.	21,190	36,501
	Bing Grae Co., Ltd.	9,540	421,905
	Bohae Brewery Co., Ltd.	2,680	80,305
#	Bong Shin Co., Ltd.	85,930	237,357
	Boo Kook Securities Co., Ltd.	7,410	204,614
#	Boryung Pharmaceutical Co., Ltd.	3,442	162,621
* #	Brain Technology Industries Co., Ltd.	2,340	8,245
#	Bu Kwang Pharmaceutical Co., Ltd.	24,927	725,868
	BYC Co., Ltd.	710	183,887

	Byuck San Corp.	5,300	146,392
#	Byuck San Engineering and Construction Co., Ltd.	38,300	387,844
	Cambridge Members Co., Ltd.	2,280	69,102
*	Capro Corp.	38,750	166,146
* #	Celrun Co., Ltd.	22,630	155,661
	Cheil Communications, Inc.	5,487	1,564,060
*	Cho Kwang Leather Co., Ltd.	10,640	107,296
	Cho Kwang Paint Co., Ltd.	12,070	42,814
	Choil Aluminum Manufacturing Co., Ltd.	8,700	114,346
	Chon Bang Co., Ltd.	130	5,991
#	Chong Kun Dang Pharmaceutical Corp.	11,531	386,006
#	Choongwae Pharmaceutical Corp.	7,552	398,520
	Chosun Refractories Co., Ltd.	2,210	228,695
#	Chungho Comnet Co., Ltd.	720	21,444
	Chunil Express Co., Ltd.	572	38,420
#	CJ CGV Co., Ltd.	19,000	330,984
*	CKD Bio Corp.	5,230	32,648
*	Comtec Systems Co., Ltd.	25,030	32,455
*	Cosmochemical Co., Ltd.	14,640	118,976
#	Crown Confectionery Co., Ltd.	1,360	145,696
*	D.I Corp.	30,950	84,985
	Dae Chang Industrial Co.	6,390	55,797
	Dae Dong Industrial Co., Ltd.	6,090	117,513
*	Dae Ho Corp.	543	76
	Dae Hyun Co., Ltd.	51,280	62,482
* #	Dae Sang Corp.	34,350	478,135
	Dae Won Kang Up Co., Ltd.	8,080	167,419
* #	Dae Young Packaging Co., Ltd.	147,692	97,510
*	Dae Yu Co., Ltd.	29,780	86,552
#	Daeduck Electronics Co., Ltd.	68,417	490,772
#	Daeduck Industries Co., Ltd.	21,536	231,247
	Daehan City Gas Co., Ltd.	11,541	466,520
	Daehan Fire & Marine Insurance Co., Ltd.	48,040	161,336
#	Daehan Flour Mills Co., Ltd.	2,110	505,152
*	Daehan Pulp Co., Ltd.	7,772	52,763
	Daehan Synthetic Fiber Co., Ltd.	1,750	293,353
#	Daekyo Co., Ltd.	9,840	853,493
*	Daekyung Machinery & Engineering Co., Ltd.	3,750	149,021
	Daelim Trading Co., Ltd.	23,640	137,113
* #	Daerim Corp.	4,770	108,152
	Daesang Farmsco	13,210	32,798
	Daesang Holdings Co., Ltd.	7,072	35,670
	Daesung Industrial Co., Ltd.	6,130	1,077,596
	Daewon Pharmaceutical Co., Ltd.	4,560	68,736
* #	Daewoo Electronic Components Co., Ltd.	11,938	91,352
#	Daewoo Motor Sales Corp.	31,830	1,339,874
	Daewoong Co., Ltd.	6,546	214,630
#	Daewoong Pharmaceutical Co., Ltd.	9,470	609,531
	Dahaam E-Tec Co., Ltd.	2,200	78,643
	Daishin Securities Co., Ltd.	68,700	1,990,036
#	Daiyang Metal Co., Ltd.	22,400	222,245
	Daou Technology, Inc.	56,480	701,765
#	DC Chemical Co., Ltd.	19,866	2,843,026
	Digital Power Communications Co., Ltd.	50,540	85,334
	Dong Ah Tire Industrial Co., Ltd.	22,245	179,463
	Dong Bu Insurance Co., Ltd.	48,710	1,528,410
	Dong IL Rubber Belt Co., Ltd.	12,158	47,529
#	Dong Wha Pharmaceutical Industries Co.	9,470	573,075

*	Dong Won Co., Ltd.	6,100	89,751
#	Dong-A Pharmaceutical Co., Ltd.	13,762	1,167,464
	Dongbang Agro Co., Ltd.	19,470	123,681
	Dongbang Transport Logistics Co., Ltd.	5,200	166,157
	Dongbu Corp.	25,950	524,904
#	Dongbu HiTek Co., Ltd.	32,874	616,946
	Dongbu Securities Co., Ltd.	16,623	306,171
#	Dongbu Steel Co., Ltd.	30,980	434,996
	Dong-Il Corp.	2,974	297,631
	Dongil Paper Manufacturing Co., Ltd.	3,770	61,739
	Dongkuk Steel Mill Co., Ltd.	64,487	2,281,547
	Dongsu Industrial Co., Ltd.	7,558	137,013
	Dongsung Chemical Co., Ltd.	5,720	91,569
	Dongsung Pharmaceutical Co., Ltd.	4,190	49,864
	Dongwon F&B Co., Ltd.	3,360	253,972
	Dongwon Industries Co., Ltd.	1,970	139,443
#	Dongwon Systems Corp.	138,447	298,777
	Dongyang Engineering & Construction Corp.	2,200	116,236
	Dongyang Mechatronics Corp.	25,260	185,677
* #	Doosan Construction & Engineer., Ltd.	83,770	1,720,683
* #	Doosan Corp.	13,000	1,864,982
*	DPI Co., Ltd.	5,710	89,286
	Ducsung Co., Ltd.	12,680	52,424
* #	DuzonBIzon Co., Ltd.	29,690	64,748
	E1 Corp.	7,720	756,584
*	Eagon Industrial Co., Ltd.	3,120	110,043
*	En Paper Manufacturing Co., Ltd.	23,440	97,307
	Enex Co., Ltd.	3,440	39,394
	e-Starco Co., Ltd.	59,320	70,394
	F&F Co., Ltd.	21,060	97,773
#	Feelux Co., Ltd.	35,140	62,332
*	First Fire & Marine Insurance Co., Ltd.	23,310	169,555
* #	Firstech Co., Ltd.	29,829	59,886
#	FNC Kolon Corp.	10,844	248,219
*	Foosung Co., Ltd.	46,809	237,056
#	Fursys, Inc.	13,170	388,356
	Gaon Cable Co., Ltd.	4,470	217,683
#	GIIR, Inc.	14,410	217,588
#	Global & Yuasa Battery Co., Ltd.	12,280	117,829
	Green Cross Corp. (6497134)	1,825	156,483
* #	Green Cross Corp. (6771708)	2,050	145,707
*	Green Fire Marine Insurance Co., Ltd.	4,250	47,167
*	GS Instruments Co., Ltd.	6	36
#	Gwangju Shinsegae Co., Ltd.	1,820	371,776
	H.S. Industries Co., Ltd.	3,510	37,138
	Hae In Co., Ltd.	10,894	63,411
#	Halla Climate Control Corp.	106,070	1,133,571
#	Halla Engineering & Construction Corp.	13,160	453,661
#	Han All Pharmaceutical Co., Ltd.	34,948	81,712
#	Han Kuk Carbon Co., Ltd.	28,623	364,512
	Han Yang Securities Co., Ltd.	12,760	244,362
	Handok Pharmaceuticals Co., Ltd.	12,760	289,567
#	Handsome Corp.	44,050	747,524
#	Hanil Cement Manufacturing Co., Ltd.	8,558	933,180
	Hanil Construction Co., Ltd.	6,460	168,298
	Hanil E-Wha Co., Ltd.	38,970	144,605
	Hanil Iron & Steel Co., Ltd.	2,450	79,960
#	Hanjin Transportation Co., Ltd.	13,211	756,728

	Hankook Cosmetics Co., Ltd.	25,320	89,659
	Hankook Shell Oil Co., Ltd.	1,620	123,946
*	Hankook Synthetics, Inc.	550	56
#	Hankuk Electric Glass Co., Ltd.	5,240	148,034
#	Hankuk Glass Industries, Inc.	12,660	605,202
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	200,068
* #	Hanmi Capital Co., Ltd.	20,620	211,655
#	Hanmi Pharm Co., Ltd.	9,994	1,604,732
	Hansae Co., Ltd.	22,080	94,207
	Hansol Chemical Co., Ltd.	12,170	129,696
#	Hansol CSN Co., Ltd.	65,160	266,328
#	Hansol LCD, Inc.	5,777	341,163
* #	Hansol Paper Co., Ltd.	53,310	1,015,422
#	Hanssem Co., Ltd.	22,380	185,897
* #	Hansung Enterprise Co., Ltd.	5,340	36,045
	Hanwha Chemical Corp.	93,200	1,963,794
*	Hanwha Non-Life Insurance Co., Ltd.	24,410	220,745
	Hanwha Securities Co., Ltd.	43,380	659,834
	Hanwha Timeworld Co., Ltd.	5,120	107,516
#	Heung-A Shipping Co., Ltd.	16,400	68,555
*	Hi-Tron Systems, Inc.	4,780	21,933
#	Hotel Shilla, Ltd.	60,958	1,108,183
*	HS R&A Co., Ltd.	6,360	106,454
#	Huchems Fine Chemical Corp.	31,846	504,326
*	Huneed Technologies	7,121	78,840
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	43,244	309,827
	Husteel Co., Ltd.	7,220	206,121
#	Hwa Sung Industrial Co.	12,520	278,167
	Hwacheon Machinery Works Co., Ltd.	2,200	42,401
	Hwashin Co., Ltd.	22,220	81,780
	Hyosung T & C Co., Ltd.	40,358	2,426,220
* #	Hyundae Metal Co., Ltd.	6,642	14,872
#	Hyundai Auton Co., Ltd.	106,880	855,158
	Hyundai Cement Co., Ltd.	10,020	529,866
* #	Hyundai Corp.	21,801	661,976
	Hyundai Department Store Co., Ltd.	6,000	742,587
#	Hyundai Department Store H & S Co., Ltd.	6,210	826,798
	Hyundai DSF Co., Ltd.	7,510	107,220
#	Hyundai Elevator Co., Ltd.	7,294	911,411
#	Hyundai Hysco	91,740	1,141,893
#	Hyundai Marine & Fire Insurance Co., Ltd.	103,080	1,700,627
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	50,588
	Hyundai Securities Co., Ltd.	189,830	3,794,715
*	IB Sports, Inc.	14,500	108,162
* #	IHQ, Inc.	44,450	232,084
	Il Dong Pharmaceutical Co., Ltd.	7,553	357,557
	Il Sung Construction Co., Ltd.	4,300	85,054
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,061,563
	Iljin Diamond Co., Ltd.	4,272	72,293
*	Iljin Display Co., Ltd.	2,568	36,043
	Iljin Electric, Ltd.	43,730	245,411
* #	Ilkyung Co., Ltd.	22,850	14,175
	Ilshin Spinning Co., Ltd.	1,730	119,299
	Ilsung Pharmaceutical Co., Ltd.	2,040	294,333
#	InziControls Co., Ltd.	14,290	122,369
	ISU Chemical Co., Ltd.	7,920	103,344
	Isupetasys Co., Ltd.	39,800	72,724
#	Jahwa Electronics Co., Ltd.	16,460	122,458

	Jeil Mutual Savings Bank	7,990	76,962
	Jeil Pharmaceutical Co.	18,840	169,160
#	Jeonbuk Bank, Ltd.	49,872	478,282
*	Jindo Corp.	22,433	86,834
*	Jindo F& Co., Ltd.	2,877	16,443
	Jinheung Mutual Savings Bank Co., Ltd.	12,790	116,595
#	Joongang Construction Co., Ltd.	6,890	141,817
#	K.C. Tech Co., Ltd.	24,770	133,596
#	Keang Nam Enterprises Co., Ltd.	20,050	916,946
* #	KEC Corp.	54,690	61,868
* #	KEC Holdings Co., Ltd.	18,229	32,763
* #	Kedcom Co., Ltd.	90,960	73,938
	Keyang Electric Machinery Co., Ltd.	40,210	115,362
	KG Chemical Corp.	8,410	89,213
* #	KIRIN Co., Ltd.	61,710	93,264
	KISWIRE, Ltd.	12,848	552,711
	Kodenshi Korea Corp.	25,020	117,403
	Kolon Chemical Co., Ltd.	904	22,026
#	Kolon Engineering & Construction Co., Ltd.	21,890	398,896
*	Kolon Industries, Inc.	23,140	703,171
*	Korea Automotive Systems Co., Ltd.	4,840	138,536
	Korea Cast Iron Pipe Co., Ltd.	26,090	163,042
*	Korea Circuit Co.	19,330	83,557
	Korea Cottrell Co., Ltd.	13,330	150,681
*	Korea Data Systems Co., Ltd.	35,613	37,539
#	Korea Development Co., Ltd.	14,820	472,369
	Korea Development Leasing Corp.	3,030	231,903
	Korea Electric Terminal Co., Ltd.	14,990	442,961
	Korea Export Packing Industries Co., Ltd.	3,990	60,443
*	Korea Express Co., Ltd.	12,720	1,412,041
	Korea Fine Chemical Co., Ltd.	2,479	177,647
	Korea Flange Co., Ltd.	6,900	107,536
#	Korea Iron & Steel Co., Ltd.	14,150	1,052,090
* #	Korea Kolmar Co., Ltd.	18,210	85,529
#	Korea Komho Petrochemical Co., Ltd.	26,400	1,472,849
	Korea Line Corp.	11,600	1,014,675
	Korea Mutual Savings Bank	6,040	178,788
	Korea Petrochemical Industry Co., Ltd.	10,960	601,814
	Korea Polyol Co., Ltd.	2,968	196,498
#	Korea Reinsurance Co., Ltd.	110,464	1,441,358
* #	Korea Schnell Pharma Co., Ltd.	38,600	60,729
	Korea Zinc Co., Ltd.	14,094	2,256,151
	Korean Air Terminal Service Co., Ltd.	3,350	267,036
	Korean French Banking Corp.	63,770	107,581
* #	KP Chemical Corp.	121,051	1,114,103
*	KP Co., Ltd.	49,180	18,023
#	KPC Holdings Corp.	3,008	181,548
* #	KTB Network, Ltd.	59,730	511,168
#	Kukdo Chemical Co., Ltd.	8,450	268,889
*	Kukdong Corp.	26,380	122,404
	Kukdong Oil & Chemicals Co., Ltd.	3,623	53,903
	Kukje Pharm Ind. Co., Ltd.	12,950	71,108
	Kumbi Corp.	670	36,176
#	Kumho Electronics Co., Ltd.	7,221	309,839
#	Kumho Industrial Co., Ltd.	36,430	1,664,303
	Kumho Investment Bank	9,640	99,840
	Kumho Tire Co., Inc.	90,000	1,286,361
	Kumkang Industrial Co., Ltd.	5,810	93,423

	Kunsul Chemical Industrial Co., Ltd.	7,190	188,127
	Kwang Dong Pharmaceutical Co., Ltd.	74,760	310,330
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	52,943
	Kyeryong Construction Industrial Co., Ltd.	10,770	515,221
	Kyobo Securities Co., Ltd.	44,300	747,277
	Kyung Dong Navien Co., Ltd.	1,740	49,787
*	Kyungbang Co., Ltd.	1,100	181,857
	Kyungdong City Gas Co., Ltd.	2,270	119,001
	Kyung-in Synthetic Corp.	2,110	39,247
	Kyungnam Energy Co., Ltd.	28,770	102,872
	Lee Ku Industrial Co., Ltd.	24,990	78,566
	LG Dacom Corp.	60,620	1,470,705
	LG Fashion Corp.	26,035	807,313
#	LG Household & Healthcare Co., Ltd.	12,740	1,986,129
	LG International Corp.	65,552	2,360,892
* #	LG Life Sciences, Ltd.	15,845	729,291
	LG Petrochemical Co., Ltd.	45,770	2,027,600
#	LIG Non-Life Insurance Co., Ltd.	63,770	1,238,255
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,336,765
	Lotte Confectionary Co., Ltd.	990	1,291,242
* #	Lotte Midopa Co., Ltd.	61,160	1,191,245
#	Lotte Sam Kang Co., Ltd.	1,770	393,689
#	LS Cable, Ltd.	33,500	2,369,752
#	LS Industrial Systems Co., Ltd.	22,980	1,035,075
	Manho Rope & Wire Co., Ltd.	790	68,114
	Meritz Fire Marine Insurance Co., Ltd.	58,240	586,082
	Meritz Securities Co., Ltd.	38,890	435,795
	Mi Chang Oil Industrial Co., Ltd.	1,790	50,529
	Miwon Commercial Co., Ltd.	1,280	50,552
#	MonAmi Co., Ltd.	3,240	54,785
#	Moorim Paper Co., Ltd.	21,778	230,242
	Motonic Corp.	2,090	179,727
#	Namhae Chemical Corp.	63,074	302,057
*	Namkwang Engineering & Construction Co., Ltd.	13,780	213,715
*	Namsun Aluminum Co., Ltd.	7,140	34,550
	Namyang Dairy Products Co., Ltd.	745	731,693
*	Nasan Co., Ltd.	5,900	122,387
	National Plastic Co., Ltd.	3,250	50,794
* #	NCsoft Corp.	22,620	1,823,223
	Nexen Corp.	3,320	120,392
#	NH Investment & Securities Co., Ltd.	59,219	778,707
	Nong Shim Co., Ltd.	4,490	1,250,605
	Nong Shim Holdings Co., Ltd.	5,210	490,359
	Noroo Paint Co., Ltd.	14,277	74,735
* #	Orientbio, Inc.	56,370	147,818
	ORION Corp.	5,470	1,551,891
	Ottogi Corp.	3,910	531,721
#	Pacific Pharmaceutical Co., Ltd.	2,030	93,592
	Pang Rim Co., Ltd.	4,800	121,606
*	Pantech & Curitel Communications, Inc.	148,620	—
*	Pantech Co., Ltd.	89,870	—
	PaperCorea, Inc.	13,740	112,875
	Pohang Coated Steel Co., Ltd.	6,320	186,058
#	Poong Lim Industrial Co., Ltd.	31,880	345,448
#	Poong San Corp.	41,500	1,374,848
* #	Prime Entertainment Co., Ltd.	26,770	39,081
#	Pulmuone Co., Ltd.	7,480	365,897
	Pum Yang Construction Co., Ltd.	8,260	178,800

	Pusan Bank	106,400	1,618,634
#	Pusan City Gas Co., Ltd.	14,730	428,847
*	Pyung Hwa Holdings Co., Ltd.	8,013	38,566
	Pyung Hwa Industrial Co., Ltd.	10,456	55,228
*	Quality & Technology Korea, Inc.	54,820	45,194
* #	RNL BIO Co., Ltd.	14,671	52,561
* #	Rocket Electric Co., Ltd.	635	15,666
#	S&T Corp.	14,092	637,641
#	S&T Daewoo Co., Ltd.	12,330	372,108
#	S&T Dynamics Co., Ltd.	29,822	408,676
* #	S&T Motors Co., Inc.	92,190	110,678
	S1 Corp.	28,630	1,262,598
*	Saehan Industries, Inc.	65,180	622,398
*	Saehan Media Corp.	46,590	120,302
*	Sajo Industries Co., Ltd.	4,820	60,968
* #	Sajo O&F Corp.	1,696	14,706
#	Sam Jin Pharmaceutical Co., Ltd.	4,877	252,249
	Sam Kwang Glass Industrial Co., Ltd.	4,820	153,301
	Sam Whan Camus Co., Ltd.	5,270	72,792
	Sam Yung Trading Co., Ltd.	13,450	70,793
	Sambu Construction Co., Ltd.	10,690	666,299
#	Samchully Co., Ltd.	4,720	1,009,183
* #	Samho F&G, Inc.	32,880	52,103
* #	Samho International Co., Ltd.	12,681	302,956
	Samhwa Crown and Closure Co., Ltd.	2,400	62,524
	Samhwa Paints Industrial Co., Ltd.	26,400	104,184
*	Samick Musical Instruments Co., Ltd.	146,160	152,075
	Samil Pharmaceutical Co., Ltd.	2,680	68,935
	Samsung Climate Control Co., Ltd.	6,810	86,435
	Samsung Engineering Co., Ltd.	26,720	2,768,285
#	Samsung Fine Chemicals Co., Ltd.	29,280	1,109,856
#	Samwhan Corp.	13,660	527,961
#	Samyang Corp.	8,815	664,621
*	Samyang Foods Co., Ltd.	7,360	213,919
#	Samyang Genex Co., Ltd.	4,026	401,603
	Samyang Tongsang Co., Ltd.	1,760	65,597
*	Samyoung Chemical Co., Ltd.	2,420	27,152
#	Samyoung Electronics Co., Ltd.	17,870	172,889
*	SC Engineering Co., Ltd.	4,248	32,059
#	Seah Besteel Corp.	16,050	377,488
#	Seah Holdings Corp.	4,160	677,053
	Seah Steel Corp.	5,500	397,926
*	Sean Co., Ltd.	6,810	17,003
	Sebang Co., Ltd.	15,655	239,406
	Sejong Industrial Co., Ltd.	21,610	141,222
	Sempio Foods Co.	4,490	114,358
	Seondo Electric Co., Ltd.	13,050	32,858
#	Seoul City Gas Co., Ltd.	3,590	322,707
	Seoul Securities Co., Ltd.	254,494	317,248
* #	Serim Paper Manufacturing Co., Ltd.	24,240	563,934
* #	Seshin Co., Ltd.	19,902	38,999
*	Sewon Cellontech Co., Ltd.	14,221	159,306
* #	Sewoo Global Co., Ltd.	20,620	28,766
*	SGWICUS Corp.	16,060	69,131
*	SH Chemical Co., Ltd.	12,650	108,151
	Shin Heung Securities Co., Ltd.	11,094	158,961
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	59,181
#	Shin Won Corp.	6,010	168,411

#	Shin Young Securities Co., Ltd.	10,600	601,935
	Shinhan Engineering & Construction Co., Ltd.	8,180	54,588
	Shinil Engineering Co., Ltd.	4,010	55,490
	Shinpoong Pharmaceutical Co., Ltd.	4,680	139,910
	Shinsegae Engineering & Construction Co., Ltd.	2,990	149,778
	Shinsung Engineering & Construction Co., Ltd.	13,650	170,942
#	Shinsung Engineering Co., Ltd.	30,420	112,610
*	Shinsung Tongsang Co., Ltd.	8,700	53,026
	Sindo Ricoh Co., Ltd.	11,169	716,914
	SJM Co., Ltd.	22,510	139,270
#	SK Chemicals Co., Ltd.	22,820	1,722,446
#	SK Gas Co., Ltd.	9,960	849,126
*	SK Incheon Oil Co., Ltd.	373	22
#	SKC Co., Ltd.	34,460	921,624
	SL Corp.	19,820	171,338
#	Solomon Mutual Savings Bank	13,129	266,467
	Songwon Industrial Co., Ltd.	12,420	68,447
	Soosan Heavy Industries Co., Ltd.	40,700	108,013
* #	Ssangyong Cement Industry Co., Ltd.	79,381	1,215,873
*	Ssangyong Corp.	4,186	100,826
* #	Ssangyong Motor Co.	137,030	1,199,582
#	STX Corp.	33,194	1,947,881
#	STX Engine Co., Ltd.	28,692	1,716,614
#	STX Shipbuilding Co., Ltd.	68,346	3,304,311
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	149,713
	Suheung Capsule Co., Ltd.	16,030	129,759
	Sung Bo Chemicals Co., Ltd.	1,930	101,636
	Sung Chang Enterprise Co., Ltd.	6,150	186,750
* #	Sung Shin Cement Co., Ltd.	22,350	469,607
#	Sungjee Construction Co., Ltd.	4,690	115,138
* #	Sungwon Corp.	49,310	992,290
	Sunjin Co., Ltd.	2,840	119,895
#	Sunkyong Securities Co., Ltd.	268,610	506,915
* #	SY Co., Ltd.	37,700	62,092
#	Tae Kwang Industrial Co., Ltd.	880	884,103
	Tae Kyung Industrial Co., Ltd.	29,140	100,866
#	Taegu Department Store Co., Ltd.	13,040	254,545
	Taeyoung Engineering & Contruction	90,740	1,007,899
#	Tai Han Electric Wire Co., Ltd.	48,661	1,810,754
	Tai Lim Packaging Industries Co., Ltd.	6,200	76,678
	TCC Steel	2,888	80,921
#	Telcoware Co., Ltd.	9,000	127,463
* #	Telewin, Inc.	41,460	37,373
*	The Will-Bes & Co., Ltd.	11,120	47,965
#	Tong Yang Investment Bank	126,473	2,113,875
* #	Tong Yang Major Corp.	47,990	453,827
	Tong Yang Moolsan Co., Ltd.	5,500	52,986
*	Trigem Computer, Inc.	528	—
*	TRYBRANDS, Inc.	38,370	261,128
	TS Corp.	5,500	277,156
* #	Uangel Corp.	12,280	100,663
* #	Uni Chem Co., Ltd.	56,800	77,233
	Unid Co., Ltd.	6,000	216,607
#	Union Steel Manufacturing Co., Ltd.	13,912	474,301
*	Uniquest Corp.	11,050	82,894
*	VGX International, Inc.	16,954	131,852
#	Whanin Pharmaceutical Co., Ltd.	13,650	228,387
	Wiscom Co., Ltd.	7,880	37,381

*	Woongjin Thinkbig Co, Ltd.	22,331	557,208
#	Woongjin.Com Co., Ltd.	7,908	112,509
	WooSung Feed Co., Ltd.	17,000	36,444
	YESCO Co., Ltd.	5,950	240,628
	Yoosung Enterprise Co., Ltd.	33,540	172,128
#	Youlchon Chemical Co., Ltd.	32,710	416,179
*	Young Poong Mining & Construction Corp.	1,580	94
	Young Poong Paper Manufacturing Co., Ltd.	2,170	76,313
	Youngbo Chemical Co., Ltd.	12,640	32,788
	Youngone Corp.	68,080	441,964
	Youngpoong Corp.	2,040	1,122,732
#	Yuhan Corp.	9,473	1,719,346
	Yuhwa Securities Co., Ltd.	12,910	301,954
* #	Yungjin Pharm Co., Ltd.	102,000	244,335
*	Yuyang Telecom Co., Ltd.	5,530	75,754
*	ZeroOne Interactive Co., Ltd.	32,840	49,626
TOTAL COMMON STOCKS			180,680,045

RIGHTS/WARRANTS — (0.0%)
*	Brain Technology Industries Co., Ltd. Rights 06/29/07	2,797	4,160
*	Lee Ku Industrial Co., Ltd. Rights 06/20/07	5,997	6,626
TOTAL RIGHTS/WARRANTS			10,786
TOTAL — SOUTH KOREA			180,690,831

TAIWAN — (10.1%)
COMMON STOCKS — (10.1%)
*	A.G.V. Products Corp.	646,000	167,627
	Aaeon Technology, Inc.	90,000	145,250
	Ability Enterprise Co., Ltd.	387,126	545,640
*	Abocom Systems, Inc.	150,000	109,325
	Acbel Polytech, Inc.	703,560	348,219
*	Accton Technology Corp.	876,000	466,665
	Allis Electric Co., Ltd.	273,000	65,898
	Altek Corp.	277,016	538,178
	Ampoc Far East Co., Ltd.	149,350	86,327
*	Amtran Technology Co., Ltd.	509,955	533,568
	Apex Biotechnology Corp.	162,357	348,540
*	Apex Science & Engineering Corp.	124,000	27,548
*	Arima Communication Corp.	396,000	406,173
*	Arima Computer Corp.	1,453,000	320,957
	Arima Optoelectronics Corp.	218,247	283,794
	Asia Chemical Corp.	559,000	280,479
	Asia Polymer Corp.	495,936	223,631
*	Asia Vital Components Co., Ltd.	317,980	281,978
	Aten International Co., Ltd.	102,079	350,891
	Audix Co., Ltd.	178,204	201,746
	Aurora Corp.	297,250	170,050
	Aurora Systems Corp.	190,000	80,249
	Avermedia Technologies, Inc.	189,189	295,050
	Avision, Inc.	331,522	218,343
*	Awea Mechantronic Co., Ltd.	57,000	116,863
	Bank of Kaohsiung Co., Ltd.	686,966	346,736
	Basso Industry Corp., Ltd.	220,537	330,817
*	Behavior Tech Computer Corp.	484,938	240,592
	Bes Engineering Corp.	2,563,572	531,417
*	Biostar Microtech International Corp.	218,680	164,299

	C Sun Manufacturing, Ltd.	109,652	77,040
*	Carnival Industrial Corp.	656,000	166,186
	Cathay Chemical Works, Inc.	229,000	114,706
	Central Reinsurance Co., Ltd.	547,667	230,560
	Chain Qui Development Co., Ltd.	194,000	169,899
*	Champion Building Materials Co., Ltd.	434,000	240,742
*	Charoen Pokphand Enterprises Co., Ltd.	351,000	144,510
	Cheng Loong Corp.	1,760,330	691,545
	Chenming Mold Industrial Corp.	252,046	104,427
*	Chia Her Industrial Co., Ltd.	539,000	54,142
*	Chia Hsin Cement Corp.	971,000	564,336
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,269
	Chicony Electronics Co., Ltd.	447,972	699,298
*	Chien Shing Stainless Steel Co., Ltd.	480,000	187,907
	Chilisin Electronics Corp.	146,998	121,569
	China Chemical & Pharmaceutical Co.	408,000	165,404
	China Ecotek Corp.	170,000	211,012
	China Electric Manufacturing Co., Ltd.	520,900	248,344
*	China General Plastics Corp.	665,000	161,121
	China Glaze Co., Ltd.	237,000	112,631
	China Hi-Ment Corp.	265,830	298,038
*	China Life Insurance Co., Ltd.	1,263,418	579,204
*	China Man-Made Fiber Co., Ltd.	2,202,879	532,750
	China Metal Products Co., Ltd.	214,018	359,378
*	China Petrochemical Development Corp.	2,911,000	921,774
*	China Rebar Co., Ltd.	55,174	7,548
	China Steel Chemical Corp.	222,771	464,114
	China Steel Structure Co., Ltd.	232,000	119,510
	China Synthetic Rubber Corp.	591,954	621,584
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	107,030
	Chinese Maritime Transport, Ltd.	241,500	388,771
	Ching Feng Home Fashions Industries Co., Ltd.	188,700	51,341
	Chin-Poon Industrial Co., Ltd.	469,649	397,624
*	Choice Lithograph, Inc.	146,000	19,193
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	318,763	522,509
	Chun Yu Works & Co., Ltd.	469,000	151,176
	Chun Yuan Steel Industrial Co., Ltd.	788,815	343,103
	Chung Hsin Electric & Machinery Co., Ltd.	643,000	427,946
*	Chung Hung Steel Corp.	1,359,000	661,682
	Chung Hwa Pulp Corp.	818,594	394,941
*	Clevo Co.	636,600	637,514
*	CMC Magnetics Corp.	808,000	234,114
	Collins Co., Ltd.	523,000	167,853
*	Compeq Manufacturing Co., Ltd.	1,785,000	740,676
	Continental Engineering Corp.	1,113,067	855,141
	Cosmo Electronics Corp.	155,000	192,570
*	Cosmos Bank Taiwan	2,495,000	562,691
	CTCI Corp.	707,538	579,562
	CX Technology Co., Ltd..	186,495	111,136
	Cybertan Technology, Inc.	300,550	712,247
	Cyntec Co., Ltd.	161,601	303,588
*	Da-Cin Construction Co., Ltd.	438,711	162,046
	Data Systems Consulting Co., Ltd.	205,971	248,093
*	Delpha Construction Co., Ltd.	462,000	128,372
	Depo Auto Parts Industrial Co., Ltd.	182,000	599,518
*	Der Pao Construction Co., Ltd.	476,000	11,814

	Diamond Flower Electric Instrument Co., Ltd.	112,740	307,284
	D-Link Corp.	812,207	1,697,079
	Eastern Media International	1,651,128	476,451
	Eclat Textile Co., Ltd.	184,820	116,414
	Edom Technology Co., Ltd.	238,776	123,567
	Elan Microelectronics Corp.	444,728	666,073
*	Elite Material Co., Ltd.	294,978	144,782
	Elite Semiconductor Memory Technology, Inc.	267,131	637,928
	Elitegroup Computer Systems Co., Ltd.	1,582,335	788,757
	Enlight Corp.	430,000	142,942
*	EnTie Commercial Bank	2,440,246	594,530
	Eten Information Systems, Ltd.	203,557	338,909
*	Everest Textile Co., Ltd.	735,562	154,601
	Evergreen International Storage & Transport Corp.	1,479,000	752,303
	Everlight Chemical Industrial Corp.	479,000	277,185
*	Everspring Industry Co., Ltd.	417,530	151,793
*	Evertop Wire Cable Corp.	266,000	100,326
	Excel Cell Electronics Co., Ltd.	143,000	103,811
	Far Eastern Department Stores, Ltd.	1,666,236	1,119,969
	Far Eastern International Bank	2,297,048	1,038,050
	Federal Corp.	600,893	401,865
	Feng Hsin Iron & Steel Co., Ltd.	686,098	820,285
	Feng Tay Enterprise Co., Ltd.	610,900	498,087
*	FIC Global, Inc.	54,578	6,797
	First Copper Technology Co., Ltd.	476,000	225,463
	First Hotel	220,874	244,461
*	First Steamship Co., Ltd.	304,000	414,175
*	Flytech Technology Co., Ltd.	64,000	205,485
*	Formosa Epitaxy, Inc.	182,000	159,909
	Formosa International Hotels Corp.	67,478	656,030
*	Formosan Rubber Group, Inc.	635,000	455,313
	Fortune Electric Co., Ltd.	354,000	290,899
*	Fortune Information Systems Corp.	102,000	44,663
*	Fu I Industrial Co., Ltd.	89,000	30,937
*	Fu Sheng Industrial Co., Ltd.	1,021,000	1,149,675
	Fwuson Industry Co., Ltd.	347,000	95,463
	G Shank Enterprise Co., Ltd.	181,400	343,170
*	G.T.M. Corp.	219,000	152,692
	Gem Terminal Industries Co., Ltd.	114,000	153,710
	Giant Manufacture Co., Ltd.	333,170	503,769
*	Giga Storage Corp.	501,859	172,140
	Giga-Byte Technology Co., Ltd.	1,135,800	780,931
	Globe Union Industrial Corp.	264,820	351,719
	Gold Circuit Electronics, Ltd.	600,904	462,565
	Goldsun Development & Construction Co., Ltd.	1,842,976	968,668
	Good Will Instrument Co., Ltd.	128,000	142,760
	Gordon Auto Body Parts Co., Ltd.	226,980	113,746
*	Grand Pacific Petrochemical Corp.	921,000	315,401
	Grape King, Inc.	183,000	84,680
	Great China Metal Industry Co., Ltd.	439,000	223,399
	Great Taipei Gas Co., Ltd.	776,000	402,109
	Great Wall Enterprise Co., Ltd.	636,890	583,357
	Greatek Co., Ltd.	470,192	784,894
	Hanpin Co., Ltd.	151,000	100,856
	Hey Song Corp.	765,000	343,916
*	Highwealth Construction Corp.	506,000	710,093
*	Hitron Technologies, Inc.	188,000	87,479
*	Ho Tung Holding Corp.	880,486	293,218

*	Hocheng Corp.	603,000	234,019
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	120,760
	Hong Tai Electric Industrial Co., Ltd.	567,000	405,665
*	Hong Yi Fiber Industry Co., Ltd.	216,000	56,851
	Honmyue Enterprise Co., Ltd.	252,000	76,293
*	Hota Industrial Manufacturing Co., Ltd.	108,000	152,132
	Hsin Kuang Steel Co., Ltd.	281,097	220,184
	Hsing Ta Cement Co., Ltd.	570,000	203,331
*	Hua Eng Wire & Cable Co., Ltd.	911,565	275,939
*	Huang Hsiang Construction Corp.	223,000	550,218
	Hung Ching Development & Construction Co., Ltd.	409,000	186,581
	Hung Poo Construction Corp.	380,000	483,535
	Hung Sheng Construction Co., Ltd.	747,000	576,344
*	Hwa Fong Rubber Co., Ltd.	382,000	99,616
*	Ichia Technologies, Inc.	330,470	325,837
	I-Chiun Precision Industry Co., Ltd.	154,530	228,836
	Inernational Semiconductor Technology, Ltd.	446,581	461,271
	Infortrend Technology, Inc.	254,326	473,128
*	ITE Technology, Inc.	85,000	202,323
*	Jean Co., Ltd.	140,000	55,552
	Johnson Health Tech Co., Ltd.	30,000	157,471
	Jui Li Enterprise Co., Ltd.	336,000	109,261
	K Laser Technology, Inc.	158,343	192,252
	Kang Na Hsiung Co., Ltd.	302,000	193,185
*	Kao Hsing Chang Iron & Steel Corp.	715,000	158,019
	Kaulin Manufacturing Co., Ltd.	212,770	193,489
*	Kee Tai Properties Co., Ltd.	697,000	825,586
*	Kenda Rubber Industrial Co., Ltd.	644,018	454,395
	King Yuan Electronics Co., Ltd.	1,397,705	1,193,766
*	Kingdom Construction Co., Ltd.	668,000	300,277
*	King's Town Bank	1,702,701	462,402
*	King's Town Construction Co., Ltd.	302,470	281,943
	Kinpo Electronics, Inc.	2,076,154	782,139
	Knowledge-Yield-Excellence Systems Corp.	337,107	477,007
	Kung Long Batteries Industrial Co., Ltd.	64,000	76,011
*	Kuoyang Construction Co., Ltd.	393,000	296,750
*	Kwong Fong Industries Corp.	996,000	284,796
*	Lan Fa Textile Co., Ltd.	530,040	163,247
*	Lead Data Co., Ltd.	617,920	170,046
*	Leader Electronics, Inc.	98,795	77,858
*	Leadtek Research, Inc.	331,000	174,266
*	Lealea Enterprise Co., Ltd.	1,054,000	260,521
	Lee Chang Yung Chemical Industry Corp.	635,328	563,044
	Lee Chi Enterprises Co., Ltd.	326,000	158,117
	Lelon Co., Ltd.	176,170	116,916
*	Leofoo Development Co., Ltd.	311,000	184,951
	Les Enphants Co., Ltd.	178,080	129,922
*	Li Peng Enterprise Co., Ltd.	846,000	287,769
	Li Shin International Enterprise Corp.	312,657	190,660
	Lian Hwa Foods Corp.	196,000	67,903
	Lien Chang Electronic Enterprise Co., Ltd.	147,000	49,673
	Lien Hwa Industrial Corp.	948,377	487,678
*	Lingsen Precision Industries, Ltd.	462,000	198,274
	Long Bon Development Co., Ltd.	614,062	366,600
	Long Chen Paper Co., Ltd.	723,000	321,749
	Lucky Cement Corp.	620,000	261,517
	Makalot Industrial Co., Ltd.	146,000	347,166
	Mayer Steel Pipe Corp.	165,800	181,201

	Maywufa Co., Ltd.	173,300	90,362
	Meiloon Co., Ltd.	358,941	299,428
*	Mercuries & Associates, Ltd.	940,455	399,461
*	Mercuries Data Co., Ltd.	285,292	69,363
	Merida Industry Co., Ltd.	326,800	474,307
	Merry Electronics Co., Ltd.	166,797	602,835
*	Microelectronics Technology, Inc.	624,000	343,280
	Micro-Star International Co., Ltd.	1,400,907	1,024,579
*	Microtek International, Inc.	387,000	57,719
	Min Aik Technology Co., Ltd.	142,000	271,229
	Mirle Automation Corp.	147,728	162,468
	Mitac Technology Corp.	486,360	535,108
	Mobiletron Electronics Co., Ltd.	109,000	125,379
	Mospec Seminconductor Corp.	117,000	126,651
*	Mustek Systems, Inc.	591,708	292,700
	Nak Sealing Technologies Corp.	116,149	160,718
*	Namchow Chemical Industrial Co., Ltd.	473,000	127,707
	Nankang Rubber Tire Co., Ltd.	361,200	662,606
	Nantex Industry Co., Ltd.	338,200	225,571
	National Petroleum Co., Ltd.	381,824	331,151
*	New Asia Construction & Development Co., Ltd.	352,618	65,832
	Nien Hsing Textile Co., Ltd.	746,000	493,953
	Nien Made Enterprise Co., Ltd.	448,333	437,417
	Ocean Plastics Co., Ltd.	342,200	231,408
*	Optimax Technology Corp.	865,674	405,951
*	Opto Tech Corp.	832,000	670,978
*	Orient Semiconductor Electronics, Ltd.	226,487	83,112
	Oriental Union Chemical Corp.	995,395	788,044
*	Pacific Construction Co., Ltd.	1,054,000	197,028
*	Pacific Electric Wire & Cable Corp.	726,000	11,427
*	Pan Jit International, Inc.	308,458	346,208
	Pan-International Industrial Corp.	470,318	1,158,739
*	PC Home Online	15,000	15,731
	Phihong Technology Co., Ltd.	438,450	328,406
	Phoenix Precision Technology Corp.	812,000	922,245
	Phoenixtec Power Co., Ltd.	590,725	537,968
*	Picvue Electronics, Ltd.	72,760	3,689
	Pihsiang Machinery Mfg. Co., Ltd.	230,534	470,395
*	Potrans Electrical Corp.	228,000	30,089
*	Primax Electronics, Ltd.	525,186	270,878
	Prince Housing & Development Corp.	1,019,646	656,670
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,665,199	348,368
*	Promise Technology, Inc.	154,223	181,522
*	Protop Technology Co., Ltd.	192,000	4,184
*	Quintain Steel Co., Ltd.	613,000	178,446
	Radium Life Tech Corp.	326,187	407,125
	Ralec Electronic Corp.	91,717	118,867
*	Rectron, Ltd.	262,000	44,248
*	Reward Wool Industry Corp.	314,000	87,328
*	Rexon Industrial Corp., Ltd.	347,000	113,216
	Richtek Technology Corp.	46,550	550,199
*	Ritek Corp.	4,323,000	1,031,921
	Ruentex Development Co., Ltd.	886,000	705,286
	Ruentex Industries, Ltd.	925,000	548,204
*	Sainfoin Technology Corp.	131,260	1,351
*	Sampo Corp.	1,447,124	273,427
	San Fang Chemical Industry Co., Ltd.	243,770	189,902

	Sanyang Industrial Co., Ltd.	1,118,000	666,071
*	Sanyo Electric Co., Ltd.	406,000	290,241
	SDI Corp.	207,000	327,421
*	Senao International Co., Ltd.	276,133	368,621
*	Shan-Loong Transportation Co., Ltd.	129,000	62,961
	Sheng Yu Steel Co., Ltd.	419,980	443,317
	Shihlin Electric & Engineering Corp.	687,000	660,411
*	Shihlin Paper Corp.	254,000	363,538
	Shin Shin Co., Ltd.	49,000	41,578
	Shinkong Co., Ltd.	355,240	192,964
*	Shinkong Synthetic Fibers Co., Ltd.	2,171,961	743,140
	Shuttle, Inc.	290,152	119,203
*	Sigurd Microelectronics Corp.	302,000	191,156
	Silicon Integrated Systems Corp.	1,947,137	1,124,552
	Silitech Technology Corp.	143,000	683,486
	Sincere Navigation Corp.	505,669	776,009
*	Sinkang Industries Co., Ltd.	108,000	120,429
	Sinkong Spinning Co., Ltd.	370,125	303,398
	Sinon Corp.	551,000	178,743
*	Sintek Photronics Corp.	1,352,463	367,723
	Sinyi Realty, Inc.	204,360	636,492
	Sitronix Technology Corp.	92,313	340,147
	Siward Crystal Technology Co., Ltd.	184,691	158,264
*	Solelytex Enterprise Corp.	158,200	187,621
*	Solomon Technology Corp.	512,000	228,466
	South East Soda Manufacturing Co., Ltd.	263,000	143,274
	Southeast Cement Co., Ltd.	829,700	272,492
	SPI Electronic Co., Ltd.	167,750	275,242
	Spirox Corp.	235,422	209,895
	Springsoft, Inc.	205,274	363,135
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	147,124
*	Standard Foods Taiwan, Ltd.	457,000	240,243
	Stark Technology, Inc.	311,100	167,195
	Sunonwealth Electric Machine Industry Co., Ltd.	288,481	203,730
	Sunrex Technology Corp.	337,239	426,475
*	Syscom Computer Engineering Co.	140,000	46,172
*	Sysware Systex Corp.	290,432	307,261
	T JOIN Transportation Co.	604,000	372,870
	Ta Chen Stainless Pipe Co., Ltd.	406,134	611,782
	Ta Chong Bank, Ltd.	2,493,212	653,165
	Ta Ya Electric Wire & Cable Co., Ltd.	715,472	264,379
	Ta Yih Industrial Co., Ltd.	194,000	153,433
	Tah Hsin Industrial Corp.	311,000	233,077
*	Tai Roun Products Co., Ltd.	258,000	66,976
	Ta-I Technology Co., Ltd.	193,800	705,851
*	Taichung Commercial Bank	1,925,112	688,885
	Tainan Enterprises Co., Ltd.	148,352	231,730
*	Tainan Spinning Co., Ltd.	1,909,000	894,269
*	Taisun Enterprise Co., Ltd.	542,000	128,642
*	Taita Chemical Co., Ltd.	439,000	114,493
	Taiwan Acceptance Corp.	229,480	155,636
*	Taiwan Business Bank	4,751,718	1,357,460
	Taiwan Fire & Marine Insurance Co., Ltd.	513,602	346,973
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	20,970
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	290,827
	Taiwan Hon Chuan Enterprise Co., Ltd.	236,118	204,534
	Taiwan Kai Yih Industrial Co., Ltd.	228,438	128,761
*	Taiwan Kolin Co., Ltd.	1,136,000	331,531

	Taiwan Life Insurance Co., Ltd	671,969	953,509
	Taiwan Line Tek Electronic Co., Ltd.	69,680	49,225
	Taiwan Mask Corp.	476,720	311,889
	Taiwan Navigation Co., Ltd.	489,777	471,452
	Taiwan Paiho Co., Ltd.	299,459	272,509
	Taiwan Polypropylene Co., Ltd.	372,615	298,062
*	Taiwan Pulp & Paper Corp.	618,000	185,806
	Taiwan Sakura Corp.	411,080	112,205
	Taiwan Secom Co., Ltd.	618,332	1,089,689
	Taiwan Sogo Shinkong Security Co., Ltd.	449,232	432,040
*	Taiwan Styrene Monomer Corp.	921,680	400,583
*	Taiwan Tea Corp.	1,241,714	305,144
	Taiyen Biotech Co., Ltd.	438,000	344,352
*	Teapo Electronic Corp.	569,000	148,881
	Teco Electric & Machinery Co., Ltd.	2,204,000	1,141,001
	Tecom, Ltd.	417,114	203,998
	Ten Ren Tea Co., Ltd.	22,000	19,392
	Test-Rite International Co., Ltd.	561,332	319,372
	Tex-Ray Industrial Co., Ltd.	188,000	83,032
	The Ambassador Hotel	410,000	438,345
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	341,600	184,427
	Thinking Electronic Industrial Co., Ltd.	169,000	170,850
	Thye Ming Industrial Co., Ltd.	163,000	183,018
	Ton Yi Industrial Corp.	1,917,280	712,895
	Tong Yang Industry Co., Ltd.	543,558	525,053
*	Tong-Hwa Synthetic Fiber Co., Ltd.	382,000	61,239
	Transcend Information, Inc.	413,997	1,529,089
	Tsann Kuen Enterprise Co., Ltd.	433,340	440,301
	TSRC Corp.	654,975	612,538
	TTET Union Corp.	48,000	36,971
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	81,299
	Tung Ho Steel Enterprise Corp.	935,683	1,044,815
*	Twinhead International Corp.	766,504	171,193
*	TYC Brother Industrial Co., Ltd.	265,036	185,602
*	Tycoons Group Enterprise Co., Ltd.	719,000	149,111
	Tyntek Corp.	263,193	267,401
	Tze Shin International Co., Ltd.	282,000	163,161
*	Uniform Industrial Corp.	56,000	84,729
*	Union Bank of Taiwan	2,503,488	594,321
*	Union Insurance Co., Ltd.	936,147	62,347
	Unitech Electronics Co., Ltd.	300,199	156,525
	Unitech Printed Circuit Board Corp.	533,650	467,524
	United Integration Service Co., Ltd.	336,439	312,377
	Unity Opto Technology Co., Ltd.	205,040	265,038
*	Universal Cement Corp.	732,956	283,160
*	Universal Microelectronics Co., Ltd.	158,000	126,274
	Universal Scientific Industrial Co., Ltd.	1,013,119	793,350
	Universal, Inc.	123,000	43,399
	UPC Technology Corp.	994,915	531,007
	USI Corp.	1,110,000	361,422
*	U-TECH Media Corp.	317,000	88,063
*	Ve Wong Corp.	311,000	143,608
*	Veutron Corp.	62,000	41,249
*	Visual Photonics Epitacy Co., Ltd.	120,000	177,771
	Walsin Technology Corp., Ltd.	818,682	767,901
*	Walton Chaintech Corp.	108,000	56,175
	Wan Hwa Enterprise Co., Ltd.	410,830	215,336

	Waterland Financial Holdings	2,943,000	890,787
*	Wei Chih Steel Industrial Co., Ltd.	433,000	109,806
*	Wei Chuan Food Corp.	518,000	403,680
	Weltrend Semiconductor, Inc.	278,529	212,108
	Wintek Corp.	496,403	482,260
	Wistron NeWeb Corp.	161,892	453,113
	WPG Holdings Co., Ltd.	368,841	256,097
	Wus Printed Circuit Co., Ltd.	836,205	360,240
	Ya Hsin Industrial Co., Ltd.	1,032,578	186,273
*	Yageo Corp.	2,828,000	1,265,521
*	Yeung Cyang Industrial Co., Ltd.	226,813	377,084
*	Yi Jinn Industrial Co., Ltd.	528,000	83,800
	Yieh Phui Enterprise Co., Ltd.	1,807,675	772,501
	Yosun Industrial Corp.	361,208	262,319
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,235,008	902,434
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	174,672	306,354
	Yung Shin Pharmaceutical Industrial Co., Ltd.	382,300	367,419
	Yung Tay Engineering Co., Ltd.	729,000	456,677
	Zig Sheng Industrial Co., Ltd.	702,378	182,447
	Zinwell Corp.	249,479	588,721
	Zippy Technology Corp.	188,700	222,830
	Zyxel Communication Corp.	518,657	838,233
TOTAL — TAIWAN			135,691,971

THAILAND — (3.0%)
COMMON STOCKS — (3.0%)
	A.J. Plast PCL (Foreign)	619,600	50,806
	Aapico Hitech PCL Ltd. (Foreign)	265,000	105,587
*	Adkinson Securities PCL (Foreign)	13,031,600	259,616
*	Advance Agro PCL (Foreign)	809,000	829,205
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	205,717
#	Amata Corp. PCL (Foreign)	2,369,800	951,067
	Asia Plus Securities PCL (Foreign)	5,068,950	456,623
	Asian Property Development PCL (Foreign)	4,535,100	667,793
	Asian Property Development PCL (Foreign) NVDR	1,911,600	281,483
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	245,602
	Bangkok Chain Hospital PCL (Foreign)	965,500	216,042
	Bangkok Expressway PCL (Foreign)	1,458,800	1,010,862
	Bangkok First Investment & Trust PCL (Foreign)	702,200	118,605
	Bangkok Insurance PCL (Foreign)	84,734	577,370
*	Bangkok Land PCL (Foreign)	14,748,970	396,031
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	586,965
*	Bangkok Rubber PCL (Foreign)	14,600	1,045
	Big C Supercenter PCL (Foreign)	87,000	119,944
	Bualuang Securities PCL (Foreign)	240,000	82,460
	Bumrungrad Hospital PCL (Foreign)	900,000	1,208,315
	Cal-Comp Electronics (Thailand) PCL (Foreign)	6,854,500	1,039,010
	Capital Nomura Securities PCL (Foreign)	46,000	50,469
*	Capital Nomura Securities PCL (Foreign) NVDR	45,000	49,372
*	Central Paper Industry PCL (Foreign)	20	1,213
	Central Plaza Hotel PCL (Foreign)	916,100	145,476
*	Ch. Karnchang PCL (Foreign)	2,746,200	638,282
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	152,399
*	Compass East Industry (Thailand) PCL (Foreign)	122,000	6,199
	Dynasty Ceramic PCL (Foreign)	882,400	374,514
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	339,737

	Erawan Group PCL (Foreign)	3,710,340	404,940
*	Fancy Wood Industries PCL (Foreign)	260,800	12,876
*	Finansa PCL (Foreign)	230,000	67,071
	GFPT PCL (Foreign)	240,100	80,068
	GMM Grammy PCL (Foreign)	928,000	200,953
*	Golden Land Property Development PCL (Foreign)	485,616	133,199
	Hana Microelectronics PCL (Foreign)	1,129,796	848,122
	Hermraj Land & Development PCL (Foreign)	15,236,900	435,528
	Home Product Center PCL (Foreign)	4,526,470	666,522
	ICC International PCL (Foreign)	204,600	237,770
*	International Engineering PCL (Foreign)	3,782,600	86,278
*	Italian-Thai Development PCL (Foreign)	4,707,000	822,213
*	ITV PCL (Foreign)	2,785,600	84,449
	Jasmine International PCL (Foreign)	22,596,400	287,063
	Kang Yong Electric PCL (Foreign)	7,200	11,122
*	KCE Electronics PCL (Foreign)	597,700	50,736
*	Keppel Thai Properties PCL (Foreign)	8,360	710
	KGI Securities One PCL (Foreign)	6,065,846	280,218
	Khon Kaen Sugar Industry PCL (Foreign)	521,600	137,798
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	48,050
	Kiatnakin Finance PCL (Foreign)	834,300	638,341
	Kim Eng Securities Thailand PCL (Foreign)	989,700	534,355
	Krungthai Card PCL (Foreign)	576,700	357,992
	L.P.N. Development PCL (Foreign)	415,250	84,525
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,188,699
	Laguna Resorts & Hotels PCL (Foreign)	32,200	75,305
	Lalin Property PCL (Foreign)	1,650,500	211,584
	Lanna Resources PCL (Foreign)	833,500	276,750
	Loxley PCL (Foreign)	5,615,220	272,371
*	Magnecomp Precision Technology (Foreign)	5,561,898	266,573
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,026,303
	MBK Development PCL (Foreign)	330,900	515,912
	Media of Medias PCL (Foreign)	9,100	1,734
	MFC Asset Management PCL (Foreign)	5,000	2,353
*	Mida Assets PCL (Foreign)	2,026,100	94,768
	Minor Corp. PCL (Foreign)	350,180	112,227
	MK Real Estate Development PCL (Foreign)	1,960,260	134,702
*	M-Link Asia Corp. PCL (Foreign)	747,700	27,201
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	100,130
*	Nakornthai Strip Mill PCL (Foreign)	38,602,000	334,361
*	Nation Multimedia Group PCL (Foreign)	146,259	39,484
*	Natural Park PCL (Foreign)	15,005,100	90,979
*	Nep Realty and Industry PCL (Foreign)	1,000,000	25,408
	Noble Development PCL (Foreign)	848,600	117,606
*	Pacific Assets PCL (Foreign)	141,000	19,134
	Padaeng Industry PCL (Foreign) (6362351)	588,500	641,428
	Padaeng Industry PCL (Foreign) (6666990)	73,800	80,437
	Patum Rice Mill & Granary PCL (Foreign)	5,500	4,327
	Phatra Insurance PCL (Foreign)	10,000	42,443
*	Picnic Gas & Engineering PCL (Foreign)	4,305,800	31,080
*	Polyplex PCL (Foreign)	230,000	29,219
	Power Line Engineering PCL (Foreign)	1,369,100	268,800
	Pranda Jewelry PCL (Foreign)	118,000	27,426
*	Property Perfect PCL (Foreign)	2,485,300	235,363
	Quality Houses PCL (Foreign)	17,899,800	692,529
	Regional Container Lines PCL (Foreign)	1,185,300	966,789
	Robinson Department Store PCL (Foreign)	1,875,025	644,227
	Rojana Industrial Park PCL (Foreign)	1,122,800	440,886

	Saha Pathana Inter-Holding PCL (Foreign)	350,000	212,213
	Saha-Union PCL (Foreign)	595,600	361,126
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	640,349
	Samart Corporation PCL (Foreign)	2,154,900	519,515
	Samart I-Mobile PCL (Foreign)	950,300	515,826
	Sammakorn PCL (Foreign)	75,000	5,847
	Sansiri PCL (Foreign)	2,901,166	252,967
	SC Asset Corp. PCL (Foreign)	580,100	164,977
	Seamico Securities PCL (Foreign)	1,759,022	206,197
	SE-Education PCL (Foreign)	253,600	59,309
	Serm Suk PCL (Foreign)	10,000	5,428
*	Shinawatra Satellite PCL (Foreign)	2,372,000	606,098
	Siam Future Development PCL (Foreign)	72,000	17,046
	Siam Industrial Credit PCL (Foreign)	1,398,162	164,703
	Siam Makro PCL (Foreign)	512,100	1,434,205
*	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	350,288
*	Solartron PCL (Foreign)	790,500	59,342
	Sri Trang Agro Industry PCL (Foreign)	370,998	146,750
	Srithai Superware PCL (Foreign)	439,300	102,104
	STP & I PCL (Foreign)	586,000	65,308
*	Sun Tech Group PCL (Foreign)	3,536	2,199
	Supalai PCL (Foreign)	2,640,533	256,163
	SVI PCL (Foreign)	2,448,660	90,495
	SVOA PCL (Foreign)	1,007,100	40,418
*	Syntec Construction PCL (Foreign)	4,546,100	127,320
*	Tanayong PCL (Foreign)	378,521	13,880
	Tata Steel (Thailand) PCL (Foreign)	7,656,100	254,209
	Thai Carbon Black PCL (Foreign)	87,900	52,534
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	863,408
	Thai Reinsurance PCL (Foreign)	1,484,700	246,485
*	Thai Rung Union Car PCL (Foreign)	759,600	67,988
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	674,093
	Thai Vegetable Oil PCL (Foreign)	482,600	125,405
	Thai Wacoal PCL (Foreign)	78,000	77,696
*	Thai-German Ceramic Industry PCL (Foreign)	2,229,600	76,605
	Thanachart Capital PCL (Foreign)	3,592,300	1,358,716
	Thoresen Thai Agencies PCL (Foreign)	449,600	477,055
	Ticon Industrial Connection PCL (Foreign)	971,600	547,025
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	59,229
	Tipco Asphalt PCL (Foreign)	352,190	284,721
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	171,372
	Tisco Bank PCL (Foreign) NVDR	167,800	113,369
	TISCO Finance PCL (Foreign)	745,900	508,250
	TPI Polene PCL (Foreign)	866,600	342,787
*	TT&T PCL (Foreign)	7,453,700	221,663
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,025
*	Tycoons Worldwide Group PCL (Foreign)	804,700	124,300
*	Union Mosaic Industry PCL (Foreign)	1,081,900	35,610
	United Palm Oil Industry PCL (Foreign)	21,000	25,162
	Univentures PCL (Foreign)	1,801,100	106,085
	Vanachai Group PCL (Foreign)	2,859,066	409,440
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	108,767
	Vinythai PCL (Foreign)	2,273,034	485,649
TOTAL COMMON STOCKS			40,961,967

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	816

*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	27,938
*	Erawan Group PCL (Foreign) Warrants 12/17/07	671,860	16,488
*	KCE Electronics PCL (Foreign) Rights 06/08/07	248,750	13,933
*	Natural Park PCL (Foreign) Rights 06/15/07	7,502,550	—
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	7,954
TOTAL RIGHTS/WARRANTS			67,129
TOTAL — THAILAND			41,029,096

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	16,054	205,747
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	604,265
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	8,096	37,991
	Afyon Cimento Sanayii Ticaret A.S.	177	141,804
*	Ak-Al Tekstil A.S.	3,056	14,869
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	2,175,895
*	Akenerji Elektrik Uretim A.S.	80,193	362,742
	Aksa Akrilik Kimya Sanayii A.S.	206,894	613,500
	Aksigorta A.S.	583,604	3,245,264
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	40,391	61,362
*	Aktas Elektrik Ticaret A.S.	370	42,125
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	185,478
*	Alarko Holding A.S.	290,609	746,482
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	42,565	83,554
	Alkim Alkali Kimya A.S.	37,197	198,269
*	Alkim Kagitt A.S.	25,977	27,554
*	Alternatifbank A.S.	98,944	187,862
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	272,225
	Anadolu Anonim Turk Sigorta Sirketi A.S.	273,997	605,955
	Anadolu Cam Sanayii A.S.	277,157	1,185,740
	Anadolu Hayat Sigorta A.S.	209,393	846,625
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,572	217,781
*	Ayen Enerji A.S.	161,469	293,853
	Aygaz A.S.	342,010	1,367,288
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	154,251
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	265,628
	Bati Anabolu Cimento A.S.	110,525	969,612
	Bati Soeke Cimento Sanayi A.S.	67,601	169,023
*	Beko Elektronik A.S.	234,899	313,037
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	9,930	15,514
	Bolu Cimento Sanayii A.S.	284,896	578,362
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	314,036
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1,664	214,917
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	293,030
*	Boyner Buyuk Magazacilik A.S.	189,233	309,879
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	360,314
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	118,218
	Bursa Cimento Fabrikasi A.S.	115,360	968,571
	Celebi Hava Servisi A.S.	28,354	550,016
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	74,234	110,900
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,826,701
	Demisas Dokum Mamulleri Sanayi A.S.	22,067	24,852
*	Dentas Ambalaj ve Kagit Sanayi A.S.	34,430	76,257
	Deva Holding A.S.	114,830	1,330,705
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	15,000	40,251
*	Dogan Gazetecilik A.S.	105,300	453,962

	Dogus Otomotiv Servis ve Ticaret A.S.	100,000	468,015
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	143,194	73,132
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,358,085
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	290,322
*	Edip Iplik Sanayi ve Ticaret A.S.	13,000	51,633
	Ege Endustri Ve Ticaret A.S.	3,837	54,892
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	23,229
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	141,017
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	127,176
*	Fortis Bank A.S.	339,248	698,392
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	77,244	110,902
*	Global Yatirim Holding A.S.	185,752	159,600
*	Goldas Kuyumculuk Sanayi A.S.	88,799	114,557
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	334,225
*	Goodyear Lastikleri T.A.S.	16,988	215,590
*	GSD Holding A.S.	233,545	276,644
	Gubre Fabrikalari Ticaret A.S.	8,436	41,335
*	Gunes Sigorta A.S.	89,830	286,395
	Hektas Ticaret T.A.S.	87,282	69,481
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	553,687
*	Ihlas Holding A.S.	1,237,042	733,539
*	Isiklar Ambalaj A.S.	105,398	97,174
*	Izmir Demir Celik Sanayii A.S.	57,269	283,126
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	296,351
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	13,459
	Karton Sanayi ve Ticaret A.S.	2,811	204,471
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	15,564	27,950
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	12,886
*	Klimasan Klima Sanayi ve Ticaret A.S.	16,142	63,889
	Konya Cimento Sanayii A.S.	5,645	266,751
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	146,305	407,684
*	Kutahya Porselen Sanayii A.S.	4,782	82,838
	Mardin Cimento Sanayii ve Ticaret A.S.	134,641	699,210
*	Marmari Marti Otel Isletmeleri A.S.	81,975	103,144
	Marshall Boya ve Vernik Sanayii A.S.	10,097	110,995
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	333,910	134,836
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	5,397
	Migros Turk A.S.	1	10
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	103,579
*	Mudurnu Tavukculuk A.S.	1,740	594
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	126,718
*	Nergis Holding A.S.	1,784	5,010
*	Net Holding A.S.	355,412	227,133
*	Net Turizm Ticaret ve Sanayi A.S.	65,395	69,888
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	215,482
	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	79,424
	Otobus Karoseri Sanayi A.S.	44,321	742,430
*	Parsan Makina Parcalari Sanayii A.S.	102,576	214,719
*	Pimas Plastik Insaat Malzemeleri A.S.	17,000	48,948
	Pinar Entegre et ve Un Sanayii A.S.	79,952	227,309
	Pinar Sut Mamulleri Sanayii A.S.	38,276	179,339
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,637
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	129,596
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	311,520
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	206,990
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	7,840

*	Tat Konserve Sanayii A.S.	109,325	243,951
*	Tekstil Bankasi A.S.	359,314	524,274
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	197,099
	Tofas Turk Otomobil Fabrikasi A.S.	74,019	354,719
	Trakya Cam Sanayii A.S.	401,577	1,328,511
*	Turk Demir Dokum Fabrikalari A.S.	72,898	506,150
*	Turk Ekonomi Bankasi A.S.	57,732	1,064,826
	Turk Prysmian Kablo ve Sistemleri A.S.	46,921	144,247
	Ulker Gida Sanayi ve Ticaret A.S.	274,684	1,193,974
	USAS Ucak Servisi A.S.	71,628	196,583
*	Uzel Makina Sanayii A.S.	156,941	296,549
*	Vakif Finansal Kiralama A.S.	8,288	19,281
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	808,941
	Yapi Kredi Finansal Kiralama A.S.	119,404	334,009
	Yapi Kredi Sigorta A.S.	102,412	803,662
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,134	33,632
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	15,843
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	330,232

TOTAL — TURKEY			43,468,924

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 06/01/07 (Collateralized by $7,380,000 FHLMC 6.275%(r), 09/01/36, valued at $6,919,612) to be repurchased at $6,813,982	$6,813	6,813,000

SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Countrywide Securities 5.31%, 06/01/07 (Collateralized by $163,065,279 FHLMC, rates ranging from 4.281%(r) to 6.078%(r), maturities ranging from 09/01/31 to 09/01/36 & FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/16 to 05/01/37, valued at $99,605,997) to be repurchased at $97,667,271	97,653	97,652,867

TOTAL INVESTMENTS — (100.0%) (Cost $835,827,182)		$1,346,977,674

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (89.9%)
Consumer Discretionary — (15.4%)
*	4Kids Entertainment, Inc.	11,700	$197,847
* #	99 Cents Only Stores	38,200	536,328
*	A.C. Moore Arts & Crafts, Inc.	20,000	455,000
	Acme Communications, Inc.	23,312	128,216
*	Aftermarket Technology Corp.	7,800	233,766
	Aldila, Inc.	6,697	103,870
*	Alloy, Inc.	14,950	169,832
#	Ambassadors International, Inc.	3,900	126,321
	American Axle & Manufacturing Holdings, Inc.	75,030	2,162,365
	American Greetings Corp. Class A	73,700	1,931,677
* #	America’s Car-Mart, Inc.	6,200	84,692
* #	AnnTaylor Stores Corp.	39,375	1,539,169
	Arctic Cat, Inc.	5,200	99,528
#	ArvinMeritor, Inc.	102,800	2,146,464
	Asbury Automotive Group, Inc.	50,300	1,372,184
*	Ashworth, Inc.	6,800	55,760
*	Audiovox Corp. Class A	18,600	249,798
*	AutoNation, Inc.	305,400	6,755,448
* #	Avatar Holdings, Inc.	9,800	808,794
*	Ballantyne of Omaha, Inc.	15,921	99,506
* #	Bally Total Fitness Holding Corp.	3,800	3,040
#	Bandag, Inc.	13,100	664,825
	Bandag, Inc. Class A	1,900	96,425
	Barnes & Noble, Inc.	28,700	1,227,499
	Bassett Furniture Industries, Inc.	5,279	75,754
	Beasley Broadcast Group, Inc.	9,281	79,724
#	Beazer Homes USA, Inc.	54,403	1,945,995
	Belo Corp. Class A	127,113	2,825,722
* #	Big Lots, Inc.	74,600	2,349,900
#	Blockbuster, Inc. Class A	113,200	500,344
*	Blockbuster, Inc. Class B	53,510	220,461
*	Bluegreen Corp.	21,700	259,098
#	Bob Evans Farms, Inc.	56,700	2,194,290
*	Bombay Co., Inc.	11,800	9,204
	Bon-Ton Stores, Inc.	14,349	684,447
	Books-A-Million, Inc.	14,400	237,168
#	Borders Group, Inc.	54,400	1,212,576
	BorgWarner, Inc.	77,400	6,513,984
	Brown Shoe Company, Inc.	39,075	1,158,183
#	Brunswick Corp.	135,700	4,672,151

*	Buca, Inc.	27,000	101,790
#	Building Materials Holding Corp.	17,800	272,696
*	Cabela’s, Inc.	10,000	230,400
*	California Coastal Communities, Inc.	16,509	289,403
#	Callaway Golf Co.	104,400	1,896,948
#	Carmike Cinemas, Inc.	19,300	502,765
*	Carriage Services, Inc.	15,497	118,242
*	Cavalier Homes, Inc.	21,389	106,303
*	Cavco Industries, Inc.	8,650	334,236
#	CBRL Group, Inc.	2,100	94,374
	CBS Corp. Class A	60,226	2,001,310
	CBS Corp. Class B	1,074,561	35,739,899
	Centex Corp.	121,900	5,895,084
*	Champps Entertainment, Inc.	8,700	41,673
* #	Charming Shoppes, Inc.	78,200	974,372
*	Chromcraft Revington, Inc.	100	755
	Churchill Downs, Inc.	10,000	514,300
	Circuit City Stores, Inc.	169,700	2,727,079
#	Citadel Broadcasting Co.	156,199	1,296,452
	Clear Channel Communications, Inc.	380,300	14,603,520
#	Coachmen Industries, Inc.	9,300	95,511
	Coast Distribution System, Inc.	400	2,616
	Cobra Electronics Corp.	1,200	11,640
#	Collectors Universe, Inc.	12,888	179,014
	Collegiate Pacific, Inc.	7,900	70,310
*	Comcast Corp. Class A	2,016,437	55,270,538
*	Comcast Corp. Special Class A Non-Voting	1,015,674	27,606,019
* #	Comstock Homebuilding Companies, Inc.	1,550	4,882
*	Concord Camera Corp.	9,474	40,739
#	Cooper Tire & Rubber Co.	88,500	2,130,195
* #	Cost Plus, Inc.	5,200	48,048
*	Cox Radio, Inc.	34,800	510,864
* #	Crown Media Holdings, Inc.	4,277	31,821
	CSS Industries, Inc.	17,550	671,989
*	Culp, Inc.	11,380	100,144
* #	Cumulus Media, Inc. Class A	22,400	210,112
	Cutter & Buck, Inc.	13,160	188,583
*	Cycle Country Accessories Corp.	3,800	7,030
* #	Deckers Outdoor Corp.	1,800	158,202
	Delta Apparel, Inc.	879	14,671
*	Design Within Reach, Inc.	14,447	88,994
*	Diedrich Coffee, Inc.	3,591	14,795
	Dillards, Inc. Class A	123,800	4,493,940
*	Directed Electronics, Inc.	1,300	11,531
*	Discovery Holding Co. Class A	80,960	1,892,845
	Disney (Walt) Co.	666,400	23,617,216
*	Dixie Group, Inc.	11,100	139,305
* #	Dominion Homes, Inc.	1,100	5,423
*	Dorman Products, Inc.	3,150	44,950
	Dover Motorsports, Inc.	16,800	96,264
* #	drugstore.com, Inc.	22,004	55,670
*	Duckwall-ALCO Stores, Inc.	700	27,790

*	Emerson Radio Corp.	31,040	100,570
#	Emmis Communications Corp. Class A	18,000	187,020
#	Entercom Communications Corp.	47,700	1,268,820
*	Entravision Communications Corp.	36,000	366,840
* #	Escala Group, Inc.	7,000	21,210
*	Expedia, Inc.	109,511	2,631,549
*	Fairchild Corp. Class A	5,600	9,912
*	Famous Dave’s of America, Inc.	200	4,264
	Federated Department Stores, Inc.	681,504	27,212,455
	Finish Line, Inc. Class A	64,400	824,320
*	Finlay Enterprises, Inc.	4,124	21,651
*	Flanigan’s Enterprises, Inc.	200	2,250
	Foot Locker, Inc.	183,800	4,032,572
#	Ford Motor Co.	2,102,708	17,536,585
	Fortune Brands, Inc.	1,600	129,248
*	Franklin Covey Co.	25,211	188,830
*	Franklin Electronic Publishers, Inc.	4,300	10,578
	Fred’s, Inc.	66,100	950,518
*	Fuel Systems Solutions, Inc.	2,073	33,790
#	Furniture Brands International, Inc.	48,200	698,900
*	GameStop Corp. Class A	12,986	480,222
*	GameTech International, Inc.	2,500	24,375
* #	Gander Mountain Co.	21,900	284,043
	Gannett Co., Inc.	345,400	20,316,428
* #	Gaylord Entertainment Co.	35,582	2,004,334
#	General Motors Corp.	523,400	15,696,766
*	Gentek, Inc.	56	1,975
*	G-III Apparel Group, Ltd.	2,050	42,435
*	Gottschalks, Inc.	22,476	282,973
	Gray Television, Inc.	66,879	686,847
*	Great Wolf Resorts, Inc.	3,200	45,344
#	Group 1 Automotive, Inc.	31,900	1,346,180
* #	Gymboree Corp.	3,400	151,980
#	Hancock Fabrics, Inc.	6,562	16,405
#	Handleman Co.	25,500	179,520
	Harrah’s Entertainment, Inc.	266,873	22,804,298
*	Harris Interactive, Inc.	48,600	271,674
*	Hartmarx Corp.	2,000	13,100
	Hasbro, Inc.	9,500	305,425
*	Hastings Entertainment, Inc.	1,572	11,303
#	Haverty Furniture Co., Inc.	31,500	383,985
*	Hawk Corp.	600	7,920
* #	Hayes Lemmerz International, Inc.	92,690	531,114
	Hearst-Argyle Television, Inc.	80,638	2,096,588
#	Hilton Hotels Corp.	42,400	1,507,320
#	Horton (D.R.), Inc.	462,840	10,816,571
* #	Hovnanian Enterprises, Inc. Class A	41,200	1,040,712
*	IAC/InterActiveCorp	261,037	9,031,880
	Idearc, Inc.	62,850	2,215,462
	ILX Resorts, Inc.	900	7,785
*	Image Entertainment, Inc.	2,500	10,725
* #	Infosonics Corp.	600	1,818

*	Interstate Hotels & Resorts, Inc.	12,000	73,800
	J. Alexander’s Corp.	9,688	131,272
*	Jack in the Box, Inc.	1,300	99,411
*	Jakks Pacific, Inc.	12,800	336,256
* #	Jarden Corp.	20,350	867,317
*	Jo-Ann Stores, Inc.	28,900	977,398
*	Johnson Outdoors, Inc.	9,482	180,253
	Jones Apparel Group, Inc.	139,900	4,166,222
* #	Jos. A. Bank Clothiers, Inc.	1,202	50,592
	Journal Communications, Inc. Class A	8,100	111,375
	Journal Register Co.	43,700	245,157
*	K2, Inc.	26,524	404,756
#	KB Home	101,500	4,657,835
#	Kellwood Co.	50,700	1,460,667
*	Keystone Automotive Industries, Inc.	4,700	194,157
	Kimball International, Inc. Class B	35,282	481,599
* #	Kirkland’s, Inc.	17,225	82,163
	LaCrosse Footwear, Inc.	95	1,624
*	Lakeland Industries, Inc.	7,199	99,202
* #	Lakes Entertainment, Inc.	9,900	112,860
#	Landry’s Restaurants, Inc.	25,100	734,426
* #	Laureate Education, Inc.	8,168	489,345
*	Lazare Kaplan International, Inc.	5,900	51,330
#	La-Z-Boy, Inc.	50,500	593,880
* #	Lear Corp.	83,900	2,992,713
#	Lee Enterprises, Inc.	23,000	577,760
#	Leggett & Platt, Inc.	117,800	2,882,566
#	Lennar Corp. Class A	64,900	2,962,685
	Lennar Corp. Class B	15,829	671,150
*	Lenox Group, Inc.	3,200	23,584
	Levitt Corp. Class A	100	935
	Libbey, Inc.	15,000	336,300
*	Liberty Global, Inc. Class A	32,020	1,229,568
*	Liberty Global, Inc. Series C	191,169	6,834,292
*	Liberty Media Holding Corp. Capital Class A	130,917	14,780,529
*	Liberty Media Holding Corp. Interactive Class A	603,699	14,627,627
#	Lifetime Brands, Inc.	15,800	332,748
	Limited Brands, Inc.	10,200	267,750
*	Lin TV Corp.	28,500	556,605
	Lithia Motors, Inc. Class A	12,500	336,000
*	Live Nation, Inc.	31,462	704,749
*	Lodgian, Inc.	28,478	432,581
*	Luby’s, Inc.	22,200	214,008
#	M/I Homes, Inc.	22,200	638,916
*	Mace Security International, Inc.	9,231	23,170
* #	MarineMax, Inc.	15,800	328,324
	McRae Industries, Inc. Class A	1,661	21,734
#	MDC Holdings, Inc.	70,464	3,829,014
*	Meade Instruments Corp.	10,614	21,865
#	Media General, Inc. Class A	29,000	1,057,050
* #	MGM Mirage	99,400	7,905,282
	Modine Manufacturing Co.	46,500	1,093,215

* #	Mohawk Industries, Inc.	68,100	6,950,286
	Monaco Coach Corp.	40,000	616,400
	Monro Muffler Brake, Inc.	600	23,190
*	Mothers Work, Inc.	300	11,199
	Movado Group, Inc.	28,400	946,572
* #	Multimedia Games, Inc.	24,700	313,690
*	National RV Holdings, Inc.	6,800	10,812
#	Nautilus Group, Inc.	10,000	128,800
	News Corp. Class A	1,192,624	26,345,064
*	Nobel Learning Communities, Inc.	400	6,376
*	Office Depot, Inc.	1,237	45,027
	OfficeMax, Inc.	100,000	4,490,000
#	Orleans Homebuilders, Inc.	18,400	152,536
*	O’Charleys, Inc.	28,308	639,478
	Oxford Industries, Inc.	21,300	969,789
* #	Palm Harbor Homes, Inc.	16,736	267,441
*	Payless ShoeSource, Inc.	23,300	832,276
* #	PC Mall, Inc.	8,700	106,836
	Penney (J.C.) Co., Inc.	215,900	17,375,632
*	Perry Ellis International, Inc.	3,750	117,525
	Phillips-Van Heusen Corp.	700	42,784
*	Phoenix Footwear Group, Inc.	9,600	26,400
#	Pier 1 Imports, Inc.	95,700	720,621
*	Pinnacle Entertainment, Inc.	10,900	333,540
*	Point.360	700	3,997
*	Pomeroy IT Solutions, Inc.	10,322	100,020
*	Proliance International, Inc.	8,943	25,666
*	ProQuest Co.	10,300	87,550
	Pulte Homes, Inc.	368,944	10,068,482
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	13,200	23,628
*	Quiksilver, Inc.	12,900	182,019
*	R.H. Donnelley Corp.	60,000	4,676,400
*	Radio One, Inc. Class D	71,400	536,214
*	RC2 Corp.	20,200	907,788
*	RCN Corp.	32,737	921,547
*	Red Lion Hotels Corp.	23,040	296,294
*	Regent Communications, Inc.	16,889	58,605
* #	Restoration Hardware, Inc.	1,700	10,642
* #	Retail Ventures, Inc.	500	9,695
*	Rex Stores Corp.	4,050	64,233
* #	Riviera Holdings Corp.	900	32,292
* #	Rockford Corp.	3,900	9,789
*	Rocky Brands, Inc.	6,564	104,171
*	Rubio’s Restaurants, Inc.	252	3,011
	Russ Berrie & Co., Inc.	15,700	266,429
#	Ryland Group, Inc.	65,600	3,030,720
*	Saga Communications, Inc. Class A	22,100	205,088
	Saks, Inc.	136,450	2,734,458
	Salem Communications Corp.	13,781	166,750
* #	Salton, Inc.	21,800	39,022
	Sauer-Danfoss, Inc.	6,000	163,080

*	Scholastic Corp.	38,300	1,216,791
* #	Sears Holdings Corp.	479	86,230
	Service Corp. International	441,800	6,176,364
* #	Sharper Image Corp.	22,200	253,302
	Shiloh Industries, Inc.	19,812	191,384
*	Shoe Carnival, Inc.	5,400	158,112
*	Silverleaf Resorts, Inc.	13,700	67,130
#	Sinclair Broadcast Group, Inc. Class A	69,500	1,064,740
* #	Six Flags, Inc.	36,300	224,697
*	Skechers U.S.A., Inc. Class A	4,800	154,080
	Skyline Corp.	12,700	420,878
*	Smith & Wollensky Restaurant Group, Inc.	6,200	67,828
	Snap-On, Inc.	41,800	2,260,126
#	Sonic Automotive, Inc.	45,500	1,416,415
* #	Source Interlink Companies, Inc.	29,100	158,013
* #	Spanish Broadcasting System, Inc.	30,100	142,373
	Speedway Motorsports, Inc.	40,800	1,646,688
*	Sport Chalet, Inc. Class A	12,028	122,686
	Stage Stores, Inc.	59,950	1,252,955
*	Stamps.com, Inc.	1,853	25,293
	Standard Motor Products, Inc.	23,500	365,425
#	Standard Pacific Corp.	86,300	1,839,916
	Steinway Musical Instruments, Inc.	3,800	146,376
	Steven Madden, Ltd.	1,101	35,871
	Stewart Enterprises, Inc.	25,202	195,063
*	Stoneridge, Inc.	13,750	172,425
	Stride Rite Corp.	57,289	1,154,373
	Sturm Ruger & Co., Inc.	6,800	94,316
#	Superior Industries International, Inc.	42,100	950,618
	Superior Uniform Group, Inc.	9,078	116,652
* #	Syms Corp.	6,000	125,280
* #	Syntax-Brillian Corp.	1,375	8,332
#	Systemax, Inc.	29,000	630,750
	Tandy Brand Accessories, Inc.	10,300	122,364
* #	Tarragon Corp.	34,339	355,409
	The Marcus Corp.	18,400	430,008
#	The McClatchey Co.	255	7,056
	The Men’s Wearhouse, Inc.	1,500	80,010
	The Pep Boys - Manny, Moe & Jack	81,600	1,738,080
*	The Steak n Shake Co.	35,300	536,560
	Time Warner, Inc.	5,762,400	123,142,488
* #	Toll Brothers, Inc.	128,100	3,757,173
#	TOUSA, Inc.	5,000	20,450
	Traffix, Inc.	18,100	104,799
*	Trans World Entertainment Corp.	39,700	199,691
	Tribune Co.	321,912	10,365,566
*	Triple Crown Media, Inc.	4,025	37,996
* #	Trump Entertainment Resorts, Inc.	10,300	165,727
*	TRW Automotive Holdings Corp.	88,430	3,588,489
* #	Tweeter Home Entertainment Group, Inc.	2,200	902
*	Unifi, Inc.	74,913	225,488
	Unifirst Corp.	20,100	839,376

#	United Auto Group, Inc.	144,800	3,218,904
*	United Retail Group, Inc.	1,300	15,587
*	Vail Resorts, Inc.	10,900	653,455
* #	ValueVision Media, Inc. Class A	300	3,351
*	Warnaco Group, Inc.	41,700	1,434,063
* #	WCI Communities, Inc.	34,300	718,242
* #	West Marine, Inc.	27,000	402,030
* #	Wilsons The Leather Experts, Inc.	19,100	25,785
*	Wyndham Worldwide Corp.	189,216	7,038,835
*	Xanadoo Co.	25	8,000
* #	Zale Corp.	33,800	907,868
Total Consumer Discretionary			732,190,711

Consumer Staples — (3.6%)
	Alberto-Culver Co.	61,600	1,530,144
*	Alliance One International, Inc.	33,900	325,779
#	American Italian Pasta Co.	23,600	250,160
	Archer-Daniels-Midland Co.	722,965	25,332,694
*	Bridgford Foods Corp.	100	732
	Cal-Maine Foods, Inc.	27,317	364,682
	Casey’s General Stores, Inc.	30,200	815,702
* #	Central Garden & Pet Co.	20,900	299,915
* #	Central Garden & Pet Co. Class A	28,200	375,624
#	Chiquita Brands International, Inc.	48,500	889,490
	Coca-Cola Enterprises, Inc.	626,700	14,633,445
* #	Constellation Brands, Inc. Class A	37,000	899,100
	Corn Products International, Inc.	106,700	4,377,901
#	Dean Foods Co.	26,500	868,140
	Del Monte Foods Co.	315,300	3,799,365
	Farmer Brothers Co.	11,926	265,353
	Flowers Foods, Inc.	13,825	476,962
#	Great Atlantic & Pacific Tea Co., Inc.	18,700	645,337
*	Griffin Land & Nurseries, Inc. Class A	400	14,988
* #	Hain Celestial Group, Inc.	41,100	1,175,460
* #	Hines Horticulture, Inc.	1,800	1,962
#	Imperial Sugar Co. (New)	2,000	56,840
	Ingles Market, Inc. Class A	14,401	513,972
	J & J Snack Foods Corp.	1,400	55,062
	J. M. Smucker Co.	72,782	4,199,521
	Kraft Foods, Inc.	1,049,381	35,511,053
#	Lance, Inc.	9,600	228,000
	Longs Drug Stores Corp.	28,900	1,655,392
#	MGP Ingredients, Inc.	15,600	266,136
	Molson Coors Brewing Co.	66,900	6,126,033
*	Monterey Pasta Co.	11,700	50,310
#	Nash Finch Co.	20,900	983,345
*	Natrol, Inc.	19,397	62,458
*	Natural Alternatives International, Inc.	300	2,316
* #	Natural Health Trends Corp.	8,400	29,652
*	Omega Protein Corp.	15,527	136,017
* #	Parlux Fragrances, Inc.	17,700	78,942
*	Pathmark Stores, Inc.	620	8,060

	PepsiAmericas, Inc.	183,900	4,527,618
*	Performance Food Group Co.	36,600	1,299,300
	Pilgrim’s Pride Corp.	101,800	3,596,594
*	Prestige Brands Holdings, Inc.	4,800	63,120
	PriceSmart, Inc.	25,050	513,525
*	Pyramid Breweries, Inc.	8,925	32,041
#	Ralcorp Holdings, Inc.	800	46,528
* #	Redhook Ale Brewery, Inc.	9,200	65,596
#	Reynolds American, Inc.	269,200	17,508,768
	Ruddick Corp.	41,100	1,286,019
*	San Filippo (John B.) & Son, Inc.	9,000	99,540
#	Sanderson Farms, Inc.	29,200	1,255,308
#	Seaboard Corp.	1,100	2,439,800
*	Smart & Final Food, Inc.	15,300	336,753
*	Smithfield Foods, Inc.	97,113	3,121,212
	Spartan Stores, Inc.	6,800	179,520
* #	Spectrum Brands, Inc.	27,200	228,480
	SUPERVALU, Inc.	307,501	14,649,348
	Tasty Baking Co.	4,500	38,340
	The Topps Co., Inc.	60,400	617,288
*	TreeHouse Foods, Inc.	9,200	257,968
	Tyson Foods, Inc. Class A	405,030	9,028,119
#	Universal Corp.	39,000	2,479,230
	Weis Markets, Inc.	32,900	1,410,752
*	Wild Oats Markets, Inc.	1,000	17,200
*	Zapata Corp.	1,164	7,962
Total Consumer Staples			172,411,973

Energy — (10.5%)
	Adams Resources & Energy, Inc.	1,200	38,304
	Anadarko Petroleum Corp.	598,568	29,718,901
	Apache Corp.	487,346	39,353,189
#	Arch Coal, Inc.	2	81
*	Bois d’Arc Energy, Inc.	2,400	41,232
*	Brigham Exploration Co.	8,200	51,578
* #	Bristow Group, Inc.	22,700	1,118,202
*	Bronco Drilling Co., Inc.	7,400	123,876
	Cabot Oil & Gas Corp.	51,300	2,000,700
*	Callon Petroleum Co.	21,700	309,225
* #	Carrizo Oil & Gas, Inc.	100	4,067
	Chesapeake Energy Corp.	540,200	18,831,372
	Cimarex Energy Co.	67,000	2,816,010
*	Clayton Williams Energy, Inc.	18,190	460,389
*	Comstock Resources, Inc.	42,199	1,281,162
	ConocoPhillips	2,125,046	164,542,312
*	Dawson Geophysical Co.	400	21,292
* #	Delta Petroleum Corp.	8,728	171,418
	Devon Energy Corp.	617,500	47,411,650
	Diamond Offshore Drilling, Inc.	16,900	1,594,853
* #	Edge Petroleum Corp.	4,300	62,178
* #	Encore Acquisition Co.	30,600	843,030
*	Energy Partners, Ltd.	9,800	168,560

#	ENSCO International, Inc.	85,046	5,151,236
#	EOG Resources, Inc.	20,900	1,607,210
* #	Forest Oil Corp.	47,850	1,942,231
*	Giant Industries, Inc.	3,600	277,272
* #	Grey Wolf, Inc.	5,400	42,768
	Gulf Island Fabrication, Inc.	3,100	102,703
*	Gulfmark Offshore, Inc.	16,800	843,864
* #	Hanover Compressor Co.	64,583	1,614,575
* #	Harvest Natural Resources, Inc.	35,500	336,185
*	Helix Energy Solutions Group, Inc.	9,300	370,605
#	Helmerich & Payne, Inc.	86,900	2,945,041
	Hess Corp.	407,500	24,132,150
*	Horizon Offshore, Inc.	3,500	59,220
* #	Hornbeck Offshore Services, Inc.	6,100	243,451
*	Houston Exploration Co.	14,200	852,568
*	Infinity, Inc.	1,700	5,440
* #	Input/Output, Inc.	24,000	384,720
*	Key Energy Group, Inc.	3,000	55,650
*	Lone Star Technologies, Inc.	5,800	390,804
	Marathon Oil Corp.	306,495	37,947,146
*	Mariner Energy, Inc.	75,300	1,880,994
#	Massey Energy Co.	33,400	967,932
*	Matrix Service Co.	4,000	102,200
*	Meridian Resource Corp.	11,000	32,230
*	National-Oilwell, Inc.	3,579	338,037
* #	Natural Gas Services Group	13,400	226,326
*	Newfield Exploration Co.	63,880	3,068,795
*	Newpark Resources, Inc.	152,600	1,204,014
	Noble Energy, Inc.	249,740	15,806,045
#	Occidental Petroleum Corp.	81,552	4,482,913
*	Oil States International, Inc.	17,600	685,168
	Overseas Shipholding Group, Inc.	54,800	4,359,340
*	Parker Drilling Co.	2,476	28,944
*	Petrohawk Energy Corp.	139,962	2,281,381
*	Petroleum Development Corp.	16,200	825,714
*	PHI, Inc. Non-Voting	15,200	433,200
*	Pioneer Drilling Co.	20,500	315,905
	Pioneer Natural Resources Co.	156,600	8,083,692
*	Plains Exploration & Production Co.	20,710	1,095,973
#	Pogo Producing Co.	73,100	3,952,517
* #	Pride International, Inc.	98,500	3,546,985
*	Quest Resource Corp.	2,100	18,417
#	Range Resources Corp.	28,650	1,109,901
#	Rowan Companies, Inc.	66,200	2,613,576
*	SEACOR Holdings, Inc.	24,508	2,266,745
*	Stone Energy Corp.	14,400	469,872
*	Swift Energy Corp.	27,800	1,196,234
#	Tesoro Petroleum Corp.	61,800	3,824,184
#	Tidewater, Inc.	88,400	5,834,400
* #	Trico Marine Services, Inc.	16,600	699,026
*	Union Drilling, Inc.	7,200	109,800
*	Unit Corp.	30,900	1,903,749

*	Universal Compression Holdings, Inc.	26,300	1,954,353
	USEC, Inc.	126,300	2,917,530
#	Valero Energy Corp.	432,200	32,250,764
*	Whiting Petroleum Corp.	33,366	1,479,782
Total Energy			502,635,058

Financials — (29.7%)
	1st Independence Financial Group, Inc.	100	1,699
	1st Source Corp.	31,017	812,645
	21st Century Insurance Group	126,200	2,751,160
	A.G. Edwards, Inc.	48,600	4,284,576
	Advanta Corp. Class A	13,300	615,258
	Advanta Corp. Class B Non-Voting	17,700	889,602
	Affirmative Insurance Holdings, Inc.	1,000	15,450
	Alabama National Bancorporation	6,100	383,080
	Alfa Corp.	57,857	981,833
*	Allegheny Corp.	7,553	2,825,166
	Allstate Corp.	706,000	43,419,000
	AMBAC Financial Group, Inc.	153,300	13,737,213
*	AmComp, Inc.	4,100	37,679
	Amcore Financial, Inc.	4,265	127,054
	American Bancorp of New Jersey, Inc.	12,200	131,638
#	American Capital Strategies, Ltd.	104,204	5,046,600
#	American Equity Investment Life Holding Co.	88,700	1,063,513
	American Financial Group, Inc.	189,900	6,769,935
*	American Independence Corp.	866	9,379
	American International Group, Inc.	374,820	27,114,479
	American National Insurance Co.	24,100	3,468,954
*	American Physicians Capital, Inc.	4,950	202,356
	American West Bancorporation	7,786	154,474
*	AmeriCredit Corp.	105,100	2,790,405
*	AmeriServe Financial, Inc.	25,273	110,190
#	AON Corp.	273,300	11,730,036
* #	Argonaut Group, Inc.	31,050	1,028,686
* #	Asset Acceptance Capital Corp.	21,351	409,939
	Assurant, Inc.	159,200	9,464,440
	Astoria Financial Corp.	6,500	173,290
*	B of I Holding, Inc.	600	4,446
	Baldwin & Lyons, Inc. Class B	3,900	101,439
*	Bancinsurance Corp.	1,800	11,340
#	Bank of America Corp.	868,390	44,036,057
*	Bank of Florida Corp.	2,700	48,681
#	Bank of Granite Corp.	375	6,079
	BankAtlantic Bancorp, Inc. Class A	71,700	679,716
	BankFinancial Corp.	4,700	77,362
#	BankUnited Financial Corp. Class A	56,000	1,283,520
	Banner Corp.	10,066	362,577
	BB&T Corp.	437	18,402
	Bear Stearns Companies, Inc.	143,122	21,462,575
	Berkley (W.R.) Corp.	53,155	1,750,926
	Berkshire Hills Bancorp, Inc.	14,700	483,483
	Beverly Hills Bancorp, Inc.	27,600	205,068

* #	BFC Financial Corp.	4,800	20,160
	Blackrock, Inc.	111,100	17,058,294
*	BNCCORP, Inc.	494	8,892
	Boston Private Financial Holdings, Inc.	51,600	1,460,796
	Bristol West Holdings, Inc.	5,500	121,385
	Brookline Bancorp, Inc.	70,934	846,952
	Capital One Financial Corp.	387,603	30,922,967
	Capital Southwest Corp.	5,976	1,032,055
	Cardinal Financial Corp.	6,000	58,860
	Cash America International, Inc.	4,600	190,854
*	Centennial Bank Holdings, Inc.	6,300	55,188
	Center Bancorp, Inc.	7,370	113,498
	Central Pacific Financial Corp.	45,300	1,537,029
#	CFS Bancorp, Inc.	14,248	210,870
#	Chemical Financial Corp.	38,575	1,037,282
	Chubb Corp.	610,605	33,503,896
	Cincinnati Financial Corp.	178,850	8,123,367
	CIT Group, Inc.	293,400	17,583,462
	Citigroup, Inc.	44,969	2,450,361
	Citizens Community Bancorp, Inc.	200	1,856
	Citizens First Bancorp, Inc.	11,100	251,304
	Citizens Republic Bancorp, Inc.	31,100	592,144
	Citizens South Banking Corp.	1,842	23,504
* #	Citizens, Inc.	12,636	97,929
	City Holding Co.	6,500	247,715
	CNA Financial Corp.	241,900	12,293,358
*	CNA Surety Corp.	38,330	783,465
	Columbia Banking System, Inc.	6,623	200,942
	Comerica, Inc.	65,500	4,115,365
	Commerce Group, Inc.	93,900	3,201,051
*	Community Bancorp	1,000	29,680
#	Community Bank System, Inc.	47,100	968,376
#	Community Banks, Inc.	10,100	320,372
	Community West Bancshares	400	6,280
	Compass Bancshares, Inc.	2,700	189,000
* #	CompuCredit Corp.	37,805	1,391,980
*	Conseco, Inc.	50,480	994,961
*	Consumer Portfolio Services, Inc.	18,679	112,821
#	Corus Bankshares, Inc.	26,800	487,492
	Countrywide Financial Corp.	852,998	33,215,742
* #	Cowen Group, Inc.	27,048	482,266
*	Crescent Financial Corp.	4,070	46,520
*	Dearborn Bancorp, Inc.	5,880	96,902
	Delphi Financial Group, Inc. Class A	59,050	2,535,607
#	Delta Financial Corp.	21,600	282,960
	Dime Community Bancshares	26,512	357,912
	Donegal Group, Inc. Class A	31,969	488,167
#	Downey Financial Corp.	42,900	3,122,691
* #	E*TRADE Financial Corp.	165,100	3,954,145
	EMC Insurance Group, Inc.	24,800	628,680
	FBL Financial Group, Inc. Class A	41,500	1,596,920
#	Federal Agriculture Mortgage Corporation Class C	13,100	385,009

	Fidelity National Financial, Inc.	296,064	8,301,635
	Fidelity Southern Corp.	1,500	26,895
#	Financial Federal Corp.	16,050	436,399
*	Financial Industries Corp.	2,444	14,664
	Financial Institutions, Inc.	1,550	31,403
	First American Corp.	142,100	7,609,455
	First Charter Corp.	7,900	173,642
	First Citizens BancShares, Inc.	3,900	755,586
#	First Commonwealth Financial Corp.	72,200	816,582
	First Community Bancorp	26,900	1,519,312
	First Community Bancshares, Inc.	2,977	93,150
	First Defiance Financial Corp.	200	5,498
#	First Financial Corp.	22,275	639,961
	First Indiana Corp.	10,936	229,875
	First Merchants Corp.	31,341	763,153
	First National Lincoln Corp.	100	1,593
	First Niagara Financial Group, Inc.	161,480	2,215,506
	First PacTrust Bancorp, Inc.	600	15,174
	First Place Financial Corp.	28,703	600,180
	First Republic Bank	10,200	552,330
	First State Bancorporation	4,000	88,480
	Firstbank Corp.	210	3,982
*	FirstCity Financial Corp.	11,300	105,881
* #	FirstFed Financial Corp.	15,300	986,391
	Flagstar Bancorp, Inc.	61,500	790,890
	Flushing Financial Corp.	12,800	210,560
	FNB United Corp.	200	3,238
*	FPIC Insurance Group, Inc.	10,600	491,628
* #	Franklin Bank Corp.	27,700	456,773
* #	Franklin Credit Management Corp.	900	4,365
#	Fremont General Corp.	60,200	797,650
	Fulton Financial Corp.	18,913	288,423
	Gateway Financial Holdings, Inc.	14,852	214,908
#	GB&T Bancshares, Inc.	23,003	382,540
	German American Bancorp, Inc.	13,800	190,716
	Great American Financial Resources, Inc.	50,800	1,218,692
*	Great Lakes Bancorp, Inc.	7,390	104,199
	Greene Bancshares, Inc.	100	3,499
	GS Financial Corp.	100	2,034
	Hancock Holding Co.	1,500	59,310
	Hanover Insurance Group, Inc.	72,600	3,542,154
	Harleysville Group, Inc.	47,300	1,431,298
	Hartford Financial Services Group, Inc.	466,933	48,173,478
	HCC Insurance Holdings, Inc.	17,700	582,507
#	Hercules Technology Growth Capital, Inc.	26,693	385,981
	HMN Financial, Inc.	3,596	122,767
	Horace Mann Educators Corp.	63,400	1,415,088
	Horizon Financial Corp.	2,250	50,715
#	Hudson City Bancorp, Inc.	685,228	9,038,157
#	Huntington Bancshares, Inc.	1,700	38,182
	Independence Holding Co.	2,400	53,064
#	IndyMac Bancorp, Inc.	105,400	3,539,332

	Infinity Property & Casualty Corp.	32,000	1,690,560
	Integra Bank Corp.	20,600	469,062
	Irwin Financial Corp.	47,400	753,660
	ITLA Capital Corp.	2,000	109,880
#	Janus Capital Group, Inc.	294,229	8,144,259
	Jefferies Group, Inc.	45,600	1,397,184
	JPMorgan Chase & Co.	3,122,448	161,836,480
*	Kennedy-Wilson, Inc.	900	30,825
	KeyCorp	194,400	6,922,584
*	KMG America Corp.	3,250	17,842
	KNBT Bancorp, Inc.	48,100	729,677
* #	Knight Capital Group, Inc.	71,500	1,237,665
* #	LaBranche & Co., Inc.	2,500	20,650
#	Lakeland Bancorp, Inc.	17,134	240,219
#	LandAmerica Financial Group, Inc.	25,100	2,326,519
	Legacy Bancorp, Inc.	12,700	190,627
	Lehman Brothers Holdings, Inc.	181,842	13,343,566
#	Leucadia National Corp.	285,600	10,235,904
	Lincoln National Corp.	414,107	30,022,757
#	LNB Bancorp, Inc.	6,871	109,043
	Loews Corp.	802,700	40,961,781
	MAF Bancorp, Inc.	46,900	2,526,972
#	MainSource Financial Group, Inc.	20,610	353,461
*	Marlin Business Services, Inc.	12,600	259,434
	Marshall & Ilsley Corp.	980	47,030
#	MB Financial, Inc.	47,000	1,661,920
	MBIA, Inc.	200,950	13,373,222
	MCG Capital Corp.	84,200	1,485,288
*	Meadowbrook Insurance Group, Inc.	11,100	121,212
	Medallion Financial Corp.	20,360	232,715
	Mercer Insurance Group, Inc.	8,300	154,795
#	Mercury General Corp.	57,100	3,202,739
	Merrill Lynch & Co., Inc.	349,900	32,446,227
	MetLife, Inc.	1,031,200	70,121,600
	MGIC Investment Corp.	120,300	7,819,500
	MicroFinancial, Inc.	700	4,095
	Midland Co.	2,000	89,000
#	National City Corp.	656,887	22,721,721
#	National Penn Bancshares, Inc.	32,307	589,280
	National Western Life Insurance Co. Class A	700	176,302
	Nationwide Financial Services, Inc.	80,500	4,983,755
*	Navigators Group, Inc.	16,100	797,111
#	New York Community Bancorp, Inc.	419,633	7,335,185
	NewAlliance Bancshares, Inc.	167,400	2,698,488
*	Newtek Business Services, Inc.	4,600	8,970
*	NexCen Brands, Inc.	17,690	226,078
*	Northeast Community Bancorp, Inc.	13,378	162,810
	Northrim BanCorp, Inc.	100	2,688
#	Northwest Bancorp, Inc.	2,100	59,178
	NYMAGIC, Inc.	13,520	566,623
	Oak Hill Financial, Inc.	6,400	135,552
#	OceanFirst Financial Corp.	2,300	41,262

* #	Ocwen Financial Corp.	40,100	567,816
	Odyssey Re Holdings Corp.	111,800	4,793,984
	Ohio Casualty Corp.	97,900	4,215,574
	Old Republic International Corp.	339,812	7,360,328
#	Omega Financial Corp.	21,511	614,569
*	Pacific Mercantile Bancorp	1,000	13,780
*	Pacific Premier Bancorp, Inc.	300	3,054
	Pamrapo Bancorp, Inc.	100	2,093
	Partners Trust Financial Group, Inc.	77,727	844,892
*	Patriot Capital Funding, Inc.	3,500	52,465
*	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	12,764	77,477
*	Pennsylvania Commerce Bancorp, Inc.	100	2,693
	Peoples Bancorp, Inc. OH	13,862	382,730
	PFF Bancorp, Inc.	31,500	945,315
* #	Pico Holdings, Inc.	18,700	879,087
*	Piper Jaffray Companies, Inc.	3,100	207,390
*	PMA Capital Corp. Class A	38,757	412,374
	PMI Group, Inc.	125,700	6,214,608
	Premier Financial Bancorp, Inc.	400	6,180
	Presidential Life Corp.	23,958	437,473
	Princeton National Bancorp, Inc.	200	5,770
	Principal Financial Group, Inc.	308,500	18,756,800
* #	ProAssurance Corp.	29,375	1,660,275
	ProCentury Corp.	16,960	322,918
	Protective Life Corp.	105,900	5,298,177
	Provident Financial Holdings, Inc.	9,189	228,163
	Provident Financial Services, Inc.	105,828	1,777,910
	Provident New York Bancorp	68,600	940,506
	Prudential Financial, Inc.	578,000	58,967,560
	Radian Group, Inc.	124,904	7,731,558
	Rainier Pacific Financial Group, Inc.	10,000	204,000
	Regions Financial Corp.	708,511	25,272,587
#	Reinsurance Group of America, Inc.	97,700	6,104,296
	Renasant Corp.	21,450	521,664
*	Republic First Bancorp, Inc.	744	7,433
	Resource America, Inc.	17,900	421,545
*	Rewards Network, Inc.	22,100	86,411
	Riverview Bancorp, Inc.	9,042	126,226
	RLI Corp.	34,200	1,964,790
	Rome Bancorp, Inc.	11,180	139,526
*	RTW, Inc.	2,300	19,665
	SAFECO Corp.	162,566	10,201,017
	Sanders Morris Harris Group, Inc.	7,800	106,782
*	SCPIE Holdings, Inc.	700	14,980
*	Seabright Insurance Holdings	6,700	119,863
	Security Bank Corp.	23,611	485,442
	Selective Insurance Group, Inc.	82,800	2,266,236
	Simmons First National Corp. Class A	22,502	634,781
	Sky Financial Group, Inc.	106,756	2,935,790
	South Financial Group, Inc.	94,679	2,253,360
	Southern Community Financial Corp.	23,587	223,841

	Sovereign Bancorp, Inc.	700,083	16,269,929
	StanCorp Financial Group, Inc.	69,000	3,509,340
	State Auto Financial Corp.	58,300	1,803,802
	Sterling Financial Corp.	19,188	580,245
	Stewart Information Services Corp.	27,600	1,093,512
*	Stratus Properties, Inc.	500	18,070
*	Sun American Bancorp	560	6,608
*	Sun Bancorp, Inc.	26,155	465,297
	SunTrust Banks, Inc.	526,020	46,968,326
* #	Superior Bancorp	3,700	37,703
#	Susquehanna Bancshares, Inc.	78,102	1,681,536
*	SVB Financial Group	80	4,246
	SWS Group, Inc.	16,200	391,068
	Synergy Financial Group, Inc.	10,364	141,572
	Taylor Capital Group, Inc.	5,299	159,765
	The Phoenix Companies, Inc.	88,600	1,394,564
	The Travelers Companies, Inc.	1,009,200	54,668,364
	TierOne Corp.	24,600	769,734
	Timberland Bancorp, Inc.	1,500	52,395
	Torchmark Corp.	115,100	8,069,661
	Transatlantic Holdings, Inc.	80,903	5,797,509
*	Triad Guaranty, Inc.	14,400	642,096
	UMB Financial Corp.	46,740	1,804,631
#	Umpqua Holdings Corp.	84,900	2,119,104
*	Unico American Corp.	1,900	22,363
	UnionBanCal Corp.	500	30,690
	United Community Financial Corp.	53,200	562,856
	United Financial Bancorp, Inc.	300	4,587
#	United Fire & Casualty Co.	38,623	1,512,090
*	United PanAm Financial Corp.	8,100	127,170
* #	United Western Bancorp, Inc.	9,200	232,208
	Unitrin, Inc.	109,700	5,373,106
	Unity Bancorp, Inc.	1,701	20,208
*	Universal American Financial Corp.	46,291	982,758
	Unum Group	498,400	13,227,536
	Wachovia Corp.	979,854	53,098,288
	Washington Federal, Inc.	135,145	3,389,437
	Washington Mutual, Inc.	1,162,678	50,832,282
	Washington Savings Bank, FSB	100	855
	Webster Financial Corp.	87,000	3,914,130
	Wesbanco, Inc.	34,658	1,086,528
	Wesco Financial Corp.	3,944	1,699,864
	Whitney Holding Corp.	8,775	272,376
	Willow Financial Bancorp, Inc.	20,695	252,479
	Wilshire Enterprises, Inc.	600	3,420
	Wintrust Financial Corp.	500	22,945
	Yardville National Bancorp	2,500	90,000
Total Financials			1,418,735,523

Health Care — (2.5%)
*	Accelrys, Inc.	10,000	64,000
	Aetna, Inc.	218,373	11,558,483

*	Air Methods Corp.	3,200	113,024
*	Albany Molecular Research, Inc.	34,810	495,346
*	Allied Healthcare International, Inc.	40,155	120,867
*	Allion Healthcare, Inc.	17,000	85,000
#	Alpharma, Inc. Class A	48,730	1,184,139
*	American Dental Partners, Inc.	2,650	68,423
	AmerisourceBergen Corp.	212,144	10,866,016
*	AMICAS, Inc.	17,150	53,851
*	AMN Healthcare Services, Inc.	150	3,378
	Analogic Corp.	19,133	1,262,778
*	AngioDynamics, Inc.	4,150	65,778
*	Applera Corp. - Celera Group	83,600	1,116,060
* #	Arena Pharmaceuticals, Inc.	2,400	33,360
*	Arqule, Inc.	5,800	52,084
	Atrion Corp.	100	9,108
* #	ATS Medical, Inc.	17,700	28,674
*	Avigen, Inc.	3,116	20,908
*	Bio-Rad Laboratories, Inc. Class A	3,500	261,450
*	BioScrip, Inc.	53,700	225,003
*	Bioveris Corp.	600	12,828
* #	Boston Scientific Corp.	658,657	10,321,155
*	Bradley Pharmaceuticals, Inc.	20,400	450,432
*	Bruker BioSciences Corp.	12,700	108,458
*	Caliper Life Sciences, Inc.	58,600	269,560
*	Cantel Medical Corp.	20,847	370,034
*	Capital Senior Living Corp.	8,300	92,296
*	Cardiac Science Corp.	26,800	281,668
*	Charles River Laboratories International, Inc.	1,200	63,804
#	Chemed Corp.	1,900	127,300
#	Cigna Corp.	48,400	8,113,292
*	Community Health Systems, Inc.	700	26,684
*	Conmed Corp.	32,750	1,025,403
#	Cooper Companies, Inc.	61,837	3,409,692
*	Cross Country Healthcare, Inc.	36,400	633,724
*	CryoLife, Inc.	1,100	16,060
	Datascope Corp.	10,777	397,132
* #	Dendreon Corp.	14,800	126,984
*	Dyax Corp.	12,578	58,362
* #	Emisphere Technologies, Inc.	1,000	3,950
* #	Enzon Pharmaceuticals, Inc.	100	847
*	E-Z-EM, Inc.	11,200	191,296
*	Gene Logic, Inc.	41,880	61,145
*	Genesis HealthCare Corp.	19,200	1,311,360
* #	Genitope Corp.	33,100	118,167
*	Gentiva Health Services, Inc.	29,100	595,968
*	Greatbatch, Inc.	25,300	760,012
*	Hanger Orthopedic Group, Inc.	9,000	102,960
*	Harvard Bioscience, Inc.	13,573	70,172
#	Health Management Associates, Inc.	51,400	565,400
*	Health Net, Inc.	1,000	57,080
*	HealthTronics, Inc.	20,819	99,931
* #	HLTH Corp.	154,720	2,334,725

*	HMS Holdings Corp.	3,200	65,632
	Hooper Holmes, Inc.	63,800	231,594
*	Horizon Health Corp.	96	1,921
*	Humana, Inc.	21,100	1,309,255
* #	Illumina, Inc.	24,400	796,172
*	ImmunoGen, Inc.	1,300	7,319
* #	IMPATH Bankruptcy Liquidating Trust	600	756
*	IMPATH, Inc.	600	—
*	Infinity Pharmaceuticals, Inc.	4,925	53,190
* #	Inspire Pharmaceuticals, Inc.	5,100	30,243
*	IntegraMed America, Inc.	7,750	89,745
	Invacare Corp.	8,400	149,100
*	Invitrogen Corp.	35,600	2,578,864
*	Iridex Corp.	1,200	6,612
*	Kindred Healthcare, Inc.	43,700	1,398,400
* #	La Jolla Pharmaceutical Co.	2,400	12,888
*	Langer, Inc.	13,247	67,560
*	Lannet Co., Inc.	6,500	42,640
* #	LifePoint Hospitals, Inc.	2,871	116,534
* #	Martek Biosciences Corp.	4,400	92,092
* #	Matria Healthcare, Inc.	1,300	41,600
*	Maxygen, Inc.	31,700	322,389
	McKesson Corp.	136,600	8,623,558
*	MedCath Corp.	18,800	620,400
*	Medco Health Solutions, Inc.	81,500	6,337,440
*	Medical Staffing Network Holdings, Inc.	15,400	91,168
*	MEDTOX Scientific, Inc.	6,750	166,050
*	Microtek Medical Holdings, Inc.	39,800	182,284
* #	Millennium Pharmaceuticals, Inc.	256,435	2,787,448
* #	Nabi Biopharmaceuticals	12,200	62,708
* #	Neose Technologies, Inc.	60	159
* #	Neurocrine Biosciences, Inc.	36,600	425,292
*	Neurogen Corp.	500	3,865
*	New Brunswick Scientific Co., Inc.	300	2,373
*	North American Scientific, Inc.	550	770
*	Nutraceutical International Corp.	6,400	104,640
#	Omnicare, Inc.	64,800	2,424,816
#	Option Care, Inc.	2,900	43,703
*	Orchid Cellmark, Inc.	3,350	17,152
*	Osteotech, Inc.	19,590	143,399
*	Parexel International Corp.	7,800	313,716
*	PDI, Inc.	14,000	146,860
*	Pediatric Services of America, Inc.	5,000	79,250
	PerkinElmer, Inc.	152,800	4,050,728
	Perrigo Co.	1,900	37,164
*	Pharmacyclics, Inc.	500	1,725
*	Pharmanet Development Group, Inc.	28,040	900,364
*	Prospect Medical Holdings, Inc.	2,000	11,000
* #	PSS World Medical, Inc.	3,749	70,294
* #	Quidel Corp.	500	7,345
*	Regeneration Technologies, Inc.	900	9,045
*	RehabCare Group, Inc.	23,681	373,686

*	Res-Care, Inc.	5,600	115,920
*	Respironics, Inc.	472	20,839
* #	Rotech Healthcare, Inc.	100	129
* #	Savient Pharmaceuticals, Inc.	32,589	463,416
* #	Sciele Pharma, Inc.	3,665	90,599
* #	Spectrum Pharmaceuticals, Inc.	2,400	15,720
*	SRI/Surgical Express, Inc.	700	3,661
*	Sunrise Senior Living, Inc.	19,500	763,620
*	Symbion, Inc.	20,300	444,164
*	Synovis Life Technologies, Inc.	7,880	110,005
*	Theragenics Corp.	26,800	117,652
* #	Thermo Fisher Scientific, Inc.	120,400	6,573,840
* #	Thoratec Corp.	5,930	117,473
*	Triad Hospitals, Inc.	80,462	4,305,522
*	Urologix, Inc.	19,972	48,133
*	Viasys Healthcare, Inc.	13,317	571,965
*	Vical, Inc.	21,530	105,712
*	Watson Pharmaceuticals, Inc.	94,400	2,913,184
*	WellPoint, Inc.	97,678	7,951,966
*	Zoll Medical Corp.	7,600	170,620
Total Health Care			120,222,659

Industrials — (8.8%)
* #	AAR Corp.	12,400	403,000
*	ABX Air, Inc.	1,746	11,035
*	Accuride Corp.	4,900	77,028
	Aceto Corp.	31,800	280,476
*	Active Power, Inc.	10,134	17,228
* #	AGCO Corp.	91,300	3,951,464
	Alamo Group, Inc.	12,835	325,881
*	Alaska Air Group, Inc.	38,800	1,131,408
#	Albany International Corp. Class A	17,000	665,040
#	Alexander & Baldwin, Inc.	63,000	3,369,870
* #	Allied Defense Group, Inc.	1,700	15,453
*	Allied Waste Industries, Inc.	320,600	4,315,276
* #	American Superconductor Corp.	3,800	65,892
#	Ameron International Corp.	7,300	573,050
	Ampco-Pittsburgh Corp.	2,100	79,548
* #	AMR Corp.	2,200	62,370
#	Amrep Corp.	500	29,150
	Angelica Corp.	10,000	251,000
	Apogee Enterprises, Inc.	8,500	209,270
	Applied Industrial Technologies, Inc.	53,325	1,560,290
	Applied Signal Technologies, Inc.	2,300	37,329
#	Arkansas Best Corp.	24,100	995,089
*	Armor Holdings, Inc.	8,200	704,626
* #	Arotech Corp.	15,400	44,968
*	Avis Budget Group, Inc.	103,018	3,116,295
*	Axsys Technologies, Inc.	10,900	226,175
*	AZZ, Inc.	6,800	230,860
#	Barnes Group, Inc.	15,000	442,350
#	Belden, Inc.	64,950	3,719,037

	Bowne & Co., Inc.	19,714	382,254
#	Briggs & Stratton Corp.	45,300	1,469,985
	Burlington Northern Santa Fe Corp.	523,260	48,731,204
#	C&D Technologies, Inc.	22,900	142,667
*	Casella Waste Systems, Inc. Class A	1,600	17,152
*	CBIZ, Inc.	42,800	320,144
	CDI Corp.	8,600	287,584
*	Celadon Group, Inc.	4,500	74,295
	Champion Industries, Inc.	3,043	22,427
	CIRCOR International, Inc.	18,850	719,882
	Comfort Systems USA, Inc.	15,500	217,000
*	Commercial Vehicle Group, Inc.	31,670	614,081
*	Competitive Technologies, Inc.	1,200	3,120
*	Compudyne Corp.	9,009	46,036
*	Consolidated Graphics, Inc.	5,500	399,300
*	Cornell Companies, Inc.	3,700	88,171
* #	Corrections Corporation of America	6,450	417,960
*	Covenant Transport, Inc. Class A	4,850	54,660
*	CPI Aerostructures, Inc.	7,194	58,991
	CSX Corp.	672,000	30,535,680
	Cubic Corp.	37,500	942,375
#	Curtiss-Wright Corp.	2,144	96,630
	Deere & Co.	2,300	277,081
* #	Distributed Energy Systems Corp.	1,900	1,406
*	Dollar Thrifty Automotive Group, Inc.	22,900	1,064,392
#	Donnelley (R.R.) & Sons Co.	133,300	5,707,906
#	DRS Technologies, Inc.	62,400	3,204,240
*	Ducommun, Inc.	19,378	483,869
	Eaton Corp.	200	18,748
#	EDO Corp.	6,100	204,777
*	EGL, Inc.	5,400	250,290
*	Electro Rent Corp.	23,437	337,727
#	Encore Wire Corp.	7,550	219,328
*	EnerSys	38,600	699,432
	Ennis, Inc.	40,100	958,390
*	EnPro Industries, Inc.	24,200	1,005,268
* #	Esterline Technologies Corp.	21,200	964,600
*	Exponent, Inc.	1,600	36,800
*	ExpressJet Holdings, Inc.	60,900	376,971
	Federal Signal Corp.	35,700	583,338
	FedEx Corp.	4,782	533,767
*	First Consulting Group, Inc.	1,900	17,195
#	Florida East Coast Industries, Inc.	9,300	778,689
* #	Foster (L.B.) Co. Class A	700	18,669
* #	Frontier Airlines Holdings, Inc.	15,400	93,478
	Frozen Food Express Industries, Inc.	6,500	67,275
* #	FuelCell Energy, Inc.	13,772	95,027
	G & K Services, Inc. Class A	29,943	1,139,930
*	Gardner Denver Machinery, Inc.	3,910	161,053
	GATX Corp.	80,297	4,131,281
* #	Gehl Co.	13,350	396,629
* #	Genesee & Wyoming, Inc.	7,050	229,337

* #	Genlyte Group, Inc.	3,400	296,208
*	GP Strategies Corp.	14,909	158,930
	Granite Construction, Inc.	4,800	328,752
#	Greenbrier Companies, Inc.	6,000	189,180
* #	Griffon Corp.	26,670	622,478
	Hardinge, Inc.	13,749	428,419
#	Heico Corp.	9,400	403,260
	Heico Corp. Class A	4,770	170,718
*	Henry Bros. Electronics, Inc.	1,900	8,265
*	Herley Industries, Inc.	5,800	91,292
*	Hub Group, Inc. Class A	2,000	73,960
*	Hudson Highland Group, Inc.	3,780	81,572
	Hunt (J.B.) Transport Services, Inc.	100,000	2,914,000
*	Huttig Building Products, Inc.	21,100	171,332
	IKON Office Solutions, Inc.	208,000	3,030,560
*	Industrial Distribution Group, Inc.	1,300	14,768
*	Infrasource Services, Inc.	3,000	108,600
* #	Innovative Solutions & Support, Inc.	1,200	31,536
* #	Insituform Technologies, Inc. Class A	9,500	200,355
	Interpool, Inc.	20,000	539,800
*	Intersections, Inc.	16,509	171,363
* #	JetBlue Airways Corp.	109,500	1,180,410
*	Kadant, Inc.	5,957	177,816
	Kaman Corp. Class A	38,097	1,119,290
* #	Kansas City Southern	69,900	2,869,395
	Kelly Services, Inc. Class A	50,004	1,441,115
	Kennametal, Inc.	63,100	4,853,652
*	Key Technology, Inc.	5,100	103,122
*	Kforce, Inc.	900	14,463
*	K-Tron International, Inc.	200	18,710
*	Labor Ready, Inc.	3,600	86,400
* #	Ladish Co., Inc.	3,000	133,170
	Laidlaw International, Inc.	131,475	4,509,593
*	Layne Christensen Co.	800	36,008
	Lennox International, Inc.	44,800	1,534,400
	LSI Industries, Inc.	7,550	115,213
*	Lydall, Inc.	4,800	67,728
*	M&F Worldwide Corp.	21,400	1,461,406
*	Mac-Gray Corp.	7,000	106,190
	Macquarie Infrastucture Co. Trust	3,700	165,057
*	Magnetek, Inc.	14,100	70,218
*	MAIR Holdings, Inc.	1,620	10,724
	Manpower, Inc.	27,200	2,502,400
*	Marten Transport, Ltd.	17,300	334,928
	McGrath Rentcorp.	5,108	159,012
* #	Medialink Worldwide, Inc.	10,000	51,700
*	Merrimac Industries, Inc.	1,100	10,890
* #	Mesa Air Group, Inc.	25,000	176,250
*	MFRI, Inc.	1,200	28,620
*	Miller Industries, Inc.	2,800	68,488
*	Misonix, Inc.	5,200	29,068
* #	Mobile Mini, Inc.	15,500	468,100

* #	Moog, Inc. Class A	6,862	295,478
	Mueller Industries, Inc.	24,100	843,259
	Mueller Water Products, Inc. Class B	49,804	789,393
	NACCO Industries, Inc. Class A	9,700	1,649,000
*	Nashua Corp.	400	4,136
*	National Patent Development Corp.	7,600	21,660
*	National Technical Systems, Inc.	7,800	51,246
* #	NCI Building Systems, Inc.	12,600	647,766
	Norfolk Southern Corp.	571,500	33,078,420
	Northrop Grumman Corp.	517,210	39,106,248
*	Old Dominion Freight Line, Inc.	675	21,080
* #	Orbital Sciences Corp.	25,013	515,518
* #	Owens Corning, Inc.	51,222	1,838,870
*	P.A.M. Transportation Services, Inc.	500	9,180
#	Paccar, Inc.	5,737	500,439
*	Paragon Technologies, Inc.	1,727	10,172
	Parker Hannifin Corp.	2,600	263,536
*	Park-Ohio Holdings Corp.	10,900	254,188
*	Patrick Industries, Inc.	200	2,704
* #	Patriot Transportation Holding, Inc.	206	18,425
	Pentair, Inc.	79,800	2,951,802
* #	PHH Corp.	51,338	1,591,478
*	Powell Industries, Inc.	1,700	47,600
* #	Power-One, Inc.	9,900	36,234
#	Precision Castparts Corp.	96,110	11,490,912
#	Preformed Line Products Co.	850	43,112
* #	Protection One, Inc.	3,441	52,613
	Providence & Worcester Railroad Co.	1,000	19,450
#	PW Eagle, Inc.	500	16,005
* #	Quanta Services, Inc.	43,000	1,290,430
	Raytheon Co.	420,600	23,385,360
*	RCM Technologies, Inc.	19,400	122,220
	Regal-Beloit Corp.	42,000	2,041,620
* #	Republic Airways Holdings, Inc.	48,800	1,140,456
	Robbins & Myers, Inc.	13,600	610,912
*	Rush Enterprises, Inc. Class A	24,071	589,980
	Ryder System, Inc.	98,100	5,289,552
*	Saia, Inc.	10,800	308,772
	Schawk, Inc.	34,800	709,572
* #	School Specialty, Inc.	19,000	663,860
*	Sequa Corp. Class A	3,100	341,000
*	Sequa Corp. Class B	700	77,000
	Servidyne, Inc.	2,187	9,513
* #	Shaw Group, Inc.	25,300	1,023,638
* #	Sirva, Inc.	50,000	142,500
	Skywest, Inc.	95,630	2,632,694
#	Smith (A.O.) Corp.	24,700	970,463
	Southwest Airlines Co.	938,800	13,434,228
*	Spherion Corp.	22,800	224,580
	SPX Corp.	89,900	7,899,513
	Standard Register Co.	7,600	90,516
	Standex International Corp.	16,800	479,304

	Steelcase, Inc. Class A	37,300	724,366
	Supreme Industries, Inc.	1,610	10,224
	Sypris Solutions, Inc.	9,525	78,581
* #	SYS	3,800	8,056
	TAL International Group, Inc.	1,100	28,622
	Technology Research Corp.	9,673	52,137
	Tecumseh Products Co. Class A	12,300	196,431
	Teleflex, Inc.	23,500	1,887,050
*	TeleTech Holdings, Inc.	4,378	154,018
*	Terex Corp.	23,600	2,000,572
	Textron, Inc.	48,200	5,171,860
*	The Geo Group, Inc.	2,400	130,800
* #	The Lamson & Sessions Co.	12,300	343,539
* #	Thomas & Betts Corp.	42,500	2,465,850
#	Timken Co.	123,300	4,335,228
	Todd Shipyards Corp.	1,100	22,682
*	TRC Companies, Inc.	19,929	263,860
	Tredegar Industries, Inc.	50,900	1,176,299
*	Trex Co., Inc.	3,000	60,000
#	Trinity Industries, Inc.	79,350	3,663,590
	Triumph Group, Inc.	5,400	356,832
*	TRM Corp.	17,750	25,205
*	U.S. Xpress Enterprises, Inc. Class A	800	11,112
* #	UAL Corp.	26,600	1,044,316
	Union Pacific Corp.	409,400	49,406,392
*	United Rentals, Inc.	71,400	2,395,470
*	United Stationers, Inc.	9,700	650,773
	Universal Forest Products, Inc.	16,700	802,936
*	URS Corp.	48,900	2,458,692
*	US Airways Group, Inc.	1	36
*	USA Truck, Inc.	1,600	26,800
	Viad Corp.	22,000	976,140
	Vicor Corp.	12,800	151,936
*	Volt Information Sciences, Inc.	20,100	499,083
	Wabash National Corp.	40,300	589,589
#	Walter Industries, Inc.	45,340	1,459,495
* #	Washington Group International, Inc.	1,600	134,400
* #	Waste Connections, Inc.	19,425	598,679
	Waste Industries USA, Inc.	16,100	502,159
	Watsco, Inc. Class A	9,000	568,890
	Watts Water Technologies, Inc.	15,600	591,240
*	WCA Waste Corp.	700	5,866
#	Werner Enterprises, Inc.	103,998	2,010,281
*	Westaff, Inc.	19,300	103,255
*	Willis Lease Finance Corp.	1,200	13,500
* #	Wolverine Tube, Inc.	2,400	4,512
	Woodward Governor Co.	670	37,011
* #	YRC Worldwide, Inc.	48,891	1,965,418
Total Industrials			420,359,223

Information Technology — (5.4%)
*	3Com Corp.	296,065	1,385,584

*	Actel Corp.	34,100	476,377
*	ActivIdentity Corp.	60,023	270,104
*	Activision, Inc.	2,810	55,610
*	Adaptec, Inc.	92,553	376,691
*	ADC Telecommunications, Inc.	1,839	30,803
* #	Advanced Micro Devices, Inc.	17,000	242,590
*	Aeroflex, Inc.	24,500	346,430
*	Aetrium, Inc.	1,200	5,496
*	Agile Software Corp.	58,400	468,368
	Agilysys, Inc.	32,970	716,108
*	Alliance Semiconductor Corp.	3,961	18,617
	American Software, Inc. Class A	8,900	85,974
*	American Technical Ceramics Corp.	1,002	14,749
* #	Anadigics, Inc.	2,000	25,180
*	Anaren, Inc.	10,700	186,822
*	Andrew Corp.	168,594	2,230,499
* #	Anixter International, Inc.	12,544	926,500
*	Answerthink, Inc.	29,435	104,200
*	Applied Micro Circuits Corp.	303,408	852,576
* #	Ariba, Inc.	23,700	220,647
*	Arrow Electronics, Inc.	121,300	4,979,365
	Astro-Med, Inc.	250	2,875
*	Atmel Corp.	48,508	271,160
*	Authentidate Holding Corp.	9,600	14,688
*	Authorize.Net Holdings, Inc.	7,900	129,244
*	Autobytel, Inc.	21,400	93,304
* #	Avici Systems, Inc.	15,400	139,986
* #	Avid Technology, Inc.	1,417	48,320
*	Avnet, Inc.	113,700	4,870,908
*	Avocent Corp.	17,500	490,525
	AVX Corp.	240,700	4,330,193
*	Aware, Inc.	19,335	102,282
*	Axcelis Technologies, Inc.	103,900	668,077
*	AXT, Inc.	20,100	77,385
* #	BearingPoint, Inc.	29,000	214,310
	Bel Fuse, Inc. Class B	12,200	443,104
*	Bell Industries, Inc.	2,700	11,718
* #	Bell Microproducts, Inc.	14,400	92,736
* #	Benchmark Electronics, Inc.	53,846	1,190,535
*	BISYS Group, Inc.	123,900	1,455,825
#	Black Box Corp.	25,500	928,965
	Bogen Communications International, Inc.	700	4,725
* #	Bookham, Inc.	45,000	96,750
* #	Borland Software Corp.	67,300	401,108
*	Bottomline Technologies, Inc.	1,000	12,680
*	Brocade Communications Systems, Inc.	65,925	605,192
* #	Brooks Automation, Inc.	82,600	1,461,194
*	CalAmp Corp.	22,300	99,904
*	California Micro Devices Corp.	15,510	75,534
*	CallWave, Inc.	18,500	67,525
*	Captaris, Inc.	63,000	324,450
*	Carrier Access Corp.	30,000	119,400

*	Catalyst Semiconductor, Inc.	18,345	69,711
*	Catapult Communications Corp.	19,395	196,471
*	C-COR, Inc.	15,400	225,456
*	Centillium Communications, Inc.	6,200	13,640
*	CEVA, Inc.	27,674	204,788
* #	CheckFree Corp.	13,000	510,250
*	Checkpoint Systems, Inc.	25,700	643,271
*	Ciber, Inc.	31,700	282,447
* #	Ciena Corp.	316	10,845
*	Ciprico, Inc.	500	4,010
*	Clarus Corp.	8,250	80,850
* #	Coherent, Inc.	28,800	893,376
#	Cohu, Inc.	32,281	659,824
	Comarco, Inc.	8,700	52,548
* #	CommScope, Inc.	15,600	853,788
*	Computer Horizons Corp.	18,400	13,064
*	Computer Sciences Corp.	166,800	9,240,720
*	Computer Task Group, Inc.	3,800	17,898
*	Compuware Corp.	231,000	2,624,160
*	Comverse Technology, Inc.	29,152	668,164
* #	Conexant Systems, Inc.	5,910	7,624
*	Convergys Corp.	54,800	1,410,552
*	Cosine Communications, Inc.	800	2,720
*	Covansys Corp.	5,579	188,514
*	Credence Systems Corp.	133,953	444,724
* #	Cree, Inc.	2,000	45,000
	CTS Corp.	34,200	411,084
*	Cyberoptics Corp.	14,297	196,441
	Dataram Corp.	4,400	19,580
* #	Digi International, Inc.	16,900	237,445
*	Digimarc Corp.	16,300	153,546
*	Digital Angel Corp.	5,200	9,464
*	Diodes, Inc.	1,575	58,259
*	Ditech Networks, Inc.	47,600	380,800
*	Dot Hill Systems Corp.	41,970	167,460
*	Dynamics Research Corp.	10,710	140,194
* #	EarthLink, Inc.	22,700	187,956
* #	Echelon Corp.	9,400	163,936
*	Edgewater Technology, Inc.	4,093	34,422
*	EFJ, Inc.	6,900	36,432
*	eFunds Corp.	15,900	537,579
*	Electro Scientific Industries, Inc.	30,200	623,630
	Electronic Data Systems Corp.	516,200	14,871,722
*	Electronics for Imaging, Inc.	18,300	521,733
* #	EMCORE Corp.	7,300	35,405
*	EMS Technologies, Inc.	19,900	404,567
* #	Endwave Corp.	13,600	167,416
*	Entegris, Inc.	126,900	1,459,350
*	Entertainment Distribution Co., Inc.	32,544	68,993
* #	EPIQ Systems, Inc.	13,000	343,200
*	ePlus, Inc.	8,465	82,449
* #	eSpeed, Inc.	14,500	131,950

*	Exar Corp.	7,100	96,489
*	Extreme Networks, Inc.	23,332	87,495
* #	Fairchild Semiconductor Corp. Class A	50,966	938,794
*	Faro Technologies, Inc.	1,300	43,147
	Fidelity National Information Services, Inc.	91,521	4,934,812
	Frequency Electronics, Inc.	10,400	109,616
*	FSI International, Inc.	12,400	53,940
*	Genesis Microchip, Inc.	12,200	105,896
*	Gerber Scientific, Inc.	3,700	42,217
*	Globecomm Systems, Inc.	10,200	139,026
*	Greenfield Online, Inc.	9,100	143,780
*	GSE Systems, Inc.	1,415	9,551
*	GTSI Corp.	7,118	94,242
*	Hewitt Associates, Inc. Class A	1,100	33,022
	Hewlett-Packard Co.	1,945,200	88,915,092
*	hi/fn, inc.	10,571	62,792
* #	Hutchinson Technology, Inc.	28,000	511,840
*	Hypercom Corp.	22,000	133,100
*	iGATE Capital Corp.	6,138	44,194
	Imation Corp.	49,600	1,880,336
*	InFocus Corp.	31,900	78,474
*	Inforte Corp.	500	2,090
	InfoSpace, Inc.	33,900	829,872
*	Ingram Micro, Inc.	163,300	3,383,576
*	Innovex, Inc.	9,800	15,288
*	Insight Enterprises, Inc.	38,300	848,728
*	Integrated Device Technology, Inc.	132,200	1,984,322
*	Integrated Silicon Solution, Inc.	33,750	192,038
*	Interlink Electronics, Inc.	400	784
* #	International Rectifier Corp.	69,900	2,532,477
* #	Internet Capital Group, Inc.	50,872	594,185
*	Interphase Corp.	2,500	23,825
	Intersil Corp.	207,865	6,256,737
*	Interwoven, Inc.	47,100	705,558
*	Intest Corp.	9,034	41,285
*	IntriCon Corp.	500	3,500
*	Iomega Corp.	7,200	30,744
* #	iPass, Inc.	14,700	78,204
*	IXYS Corp.	11,294	105,599
*	Jaco Electronics, Inc.	1,300	3,172
*	JDA Software Group, Inc.	10,300	187,357
* #	Juniper Networks, Inc.	88,746	2,166,290
*	Keane, Inc.	49,000	695,310
	Keithley Instruments, Inc.	6,600	87,582
* #	Kemet Corp.	18,400	141,312
*	Key Tronic Corp.	9,400	42,300
*	Keynote Systems, Inc.	10,900	172,220
* #	Komag, Inc.	4,100	99,466
*	Kopin Corp.	51,100	182,938
* #	L-1 Identity Solutions, Inc.	71,603	1,530,872
* #	Lattice Semiconductor Corp.	133,600	704,072
* #	Lawson Software, Inc.	61,900	568,242

* #	LeCroy Corp.	13,100	120,520
*	Logility, Inc.	443	4,133
*	LookSmart, Ltd.	27,080	92,614
*	Loral Space & Communications, Inc.	22,254	1,043,713
*	LSI Corp.	121,700	1,056,356
*	LTX Corp.	14,651	85,708
*	Management Network Group, Inc.	3,200	6,240
#	Maximus, Inc.	28,300	1,223,126
*	MedQuist, Inc.	4,500	37,800
* #	Mercury Computer Systems, Inc.	25,600	333,312
*	Merix Corp.	18,500	138,380
	Methode Electronics, Inc.	57,888	872,951
*	Micron Technology, Inc.	419,800	5,113,164
*	Microtune, Inc.	5,400	27,594
*	MIVA, Inc.	5,400	30,078
*	MKS Instruments, Inc.	61,590	1,678,328
*	Mobius Management Systems, Inc.	1,300	13,000
*	Moldflow Corp.	5,100	112,812
*	Motive, Inc.	5,000	15,500
*	MPS Group, Inc.	92,000	1,265,000
* #	MRV Communications, Inc.	57,400	188,846
*	MSC.Software Corp.	400	5,304
*	Nanometrics, Inc.	2,600	16,094
* #	Napco Security Systems, Inc.	180	1,067
*	Napster, Inc.	300	1,125
* #	NeoMagic Corp.	900	2,961
*	NEON Communications Group, Inc.	8,200	40,344
*	NetRatings, Inc.	26,500	555,440
*	NetScout Systems, Inc.	25,200	203,868
*	Network Equipment Technologies, Inc.	14,285	149,278
* #	Newport Corp.	56,016	835,759
*	Novell, Inc.	150,500	1,176,910
* #	Novellus Systems, Inc.	54,600	1,675,674
*	Nu Horizons Electronics Corp.	17,400	210,540
* #	Nuance Communications, Inc.	24,400	408,212
* #	NYFIX, Inc.	8,700	54,375
* #	Openwave Systems, Inc.	62,500	643,750
*	Oplink Communications, Inc.	4,800	84,384
*	OPNET Technologies, Inc.	23,600	265,972
*	Optical Cable Corp.	900	4,761
*	Optical Communication Products, Inc.	8,300	12,367
* #	OSI Systems, Inc.	17,900	479,183
*	Overland Storage, Inc.	5,500	16,280
*	OYO Geospace Corp.	200	15,112
* #	Palm, Inc.	81,500	1,327,635
*	PAR Technology Corp.	17,250	160,253
	Park Electrochemical Corp.	11,800	328,630
*	Paxar Corp.	34,600	1,046,650
*	PC Connection, Inc.	23,361	269,586
*	PC-Tel, Inc.	12,300	120,048
	Pegasystems, Inc.	24,904	267,718
*	Perceptron, Inc.	1,800	16,344

*	Performance Technologies, Inc.	3,500	17,990
*	Pericom Semiconductor Corp.	22,633	248,058
*	Pervasive Software, Inc.	31,182	137,201
*	Pfsweb, Inc.	2,776	2,693
*	Phoenix Technologies, Ltd.	7,700	63,294
*	Photon Dynamics, Inc.	16,800	183,960
*	Photronics, Inc.	43,100	633,570
*	Planar Systems, Inc.	7,900	57,275
* #	PlanetOut, Inc.	5,400	7,398
*	PLATO Learning, Inc.	14,200	65,888
* #	Plexus Corp.	10,100	222,301
*	PLX Technology, Inc.	2,800	30,492
*	Polycom, Inc.	45,000	1,427,400
* #	Powerwave Technologies, Inc.	22,900	146,102
* #	Presstek, Inc.	3,498	23,961
	Printronix, Inc.	9,120	120,293
*	Quantum Corp.	80,800	249,672
*	QuickLogic Corp.	95	273
*	Quovadx, Inc.	4,870	15,146
*	RadiSys Corp.	5,500	74,360
* #	RealNetworks, Inc.	37,800	320,166
*	RF Monolithics, Inc.	5,499	28,870
	Richardson Electronics, Ltd.	11,478	109,615
*	Rudolph Technologies, Inc.	30,643	491,514
*	S1 Corp.	84,600	693,720
* #	Safeguard Scientifics, Inc.	64,800	170,424
* #	Sandisk Corp.	936	40,763
*	Sanmina-SCI Corp.	525,500	1,876,035
*	SCM Microsystems, Inc.	15,168	60,217
*	Seachange International, Inc.	28,300	254,700
*	Secure Computing Corp.	57,200	435,864
*	Selectica, Inc.	25,139	48,770
* #	Semitool, Inc.	26,400	262,416
*	SI International, Inc.	5,100	160,905
*	Sigmatel, Inc.	11,550	38,115
*	Silicon Storage Technology, Inc.	136,526	539,278
* #	Sipex Corp.	11,200	100,352
* #	Sirenza Microdevices, Inc.	1,460	15,476
* #	Skyworks Solutions, Inc.	161,580	1,145,602
*	Solectron Corp.	654,599	2,225,637
*	SonicWALL, Inc.	28,745	237,434
*	Spectrum Control, Inc.	9,829	141,931
*	Standard Microsystems Corp.	18,100	561,462
	StarTek, Inc.	4,400	45,936
* #	STEC, Inc.	20,196	125,215
*	Stratos International, Inc.	6,000	47,040
*	SumTotal Systems, Inc.	400	3,168
*	Sun Microsystems, Inc.	758,400	3,867,840
*	Sunrise Telecom, Inc.	10,400	30,680
*	SupportSoft, Inc.	20,400	116,280
*	Sycamore Networks, Inc.	256,754	955,125
*	Sykes Enterprises, Inc.	16,000	311,680

*	Symmetricom, Inc.	65,341	531,222
*	SYNNEX Corp.	25,800	528,384
*	Tech Data Corp.	41,200	1,518,632
	Technitrol, Inc.	25,600	674,304
*	Technology Solutions Co.	2,155	15,688
*	TechTeam Global, Inc.	13,534	178,378
	Tektronix, Inc.	1,172	35,476
* #	TeleCommunication Systems, Inc.	8,900	46,369
*	Tellabs, Inc.	323,672	3,544,208
*	Telular Corp.	19,155	78,727
*	ThinkEngine Networks, Inc.	100	227
*	TIBCO Software, Inc.	69,200	624,184
*	Tier Technologies, Inc. Class B	8,900	82,147
*	Tollgrade Communications, Inc.	17,487	193,231
* #	Track Data Corp.	8,032	24,980
*	Trimble Navigation, Ltd.	2,135	62,321
*	Triquint Semiconductor, Inc.	169,600	895,488
*	TTM Technologies, Inc.	13,488	149,177
*	Tyler Technologies, Inc.	16,800	203,784
*	Ulticom, Inc.	41,869	362,167
* #	Ultratech, Inc.	2,509	33,495
*	Unisys Corp.	15,100	125,632
#	United Online, Inc.	18,200	310,492
* #	UTStarcom, Inc.	65,200	470,092
*	ValueClick, Inc.	20,100	629,733
* #	Veeco Instruments, Inc.	11,300	204,756
*	Vicon Industries, Inc.	1,710	15,561
*	Vignette Corp.	35,100	653,211
*	Vishay Intertechnology, Inc.	135,500	2,414,610
* #	Vitesse Semiconductor, Inc.	13,000	15,210
*	Web.com, Inc.	4,900	24,353
*	webMethods, Inc.	4,100	37,720
*	Westell Technologies, Inc.	17,900	48,688
*	White Electronics Designs Corp.	23,400	136,656
*	Wind River Systems, Inc.	5,390	57,188
*	Winland Electronics, Inc.	300	975
*	Wireless Telecom Group, Inc.	29,795	81,936
*	Xerox Corp.	152,000	2,868,240
	X-Rite, Inc.	3,200	47,872
*	ZILOG, Inc.	1,300	7,800
*	Zoran Corp.	27,532	554,219
*	Zygo Corp.	15,000	226,800
Total Information Technology			258,099,809

Materials — (5.1%)
	Airgas, Inc.	77,640	3,310,570
	Albemarle Corp.	113,800	4,624,832
#	Alcoa, Inc.	711,352	29,364,611
	Aptargroup, Inc.	12,600	473,256
	Arch Chemicals, Inc.	32,100	1,128,636
	Ashland, Inc.	107,200	6,466,304
#	Bowater, Inc.	63,400	1,318,086

* #	Brush Engineered Materials, Inc.	11,200	600,880
*	Buckeye Technologies, Inc.	22,600	321,372
	Cabot Corp.	40,100	1,937,231
#	Calgon Carbon Corp.	37,400	378,862
*	Caraustar Industries, Inc.	27,638	163,893
	Carpenter Technology Corp.	14,100	1,869,237
#	Castle (A.M.) & Co.	6,600	244,200
	Chaparral Steel Co.	47,200	3,455,040
	Chemtura Corp.	370,379	4,033,427
	Chesapeake Corp.	18,600	248,682
#	Cleveland-Cliffs, Inc.	1,000	88,290
	Commercial Metals Co.	82,800	2,910,420
*	Continental Materials Corp.	100	2,975
*	Core Molding Technologies, Inc.	3,030	21,816
	Cytec Industries, Inc.	57,100	3,394,595
*	Domtar Corp.	522,759	5,698,073
	Eastman Chemical Co.	18,600	1,230,576
	Ferro Corp.	49,700	1,181,369
	FMC Corp.	1,900	158,954
#	Freeport-McMoRan Copper & Gold, Inc. Class B	94,872	7,466,426
	Friedman Industries, Inc.	10,535	100,715
	Gibraltar Industries, Inc.	38,500	829,290
#	Glatfelter (P.H.) Co.	36,600	497,394
*	Graphic Packaging Corp.	162,900	804,726
	Greif, Inc. Class A	27,200	1,513,952
	H.B. Fuller Co.	25,400	692,150
	Hawkins, Inc.	600	8,880
* #	Headwaters, Inc.	24,000	473,280
	International Paper Co.	469,912	18,406,453
	Kronos Worldwide, Inc.	3	94
*	Landec Corp.	3,300	44,979
#	Louisiana-Pacific Corp.	160,600	3,292,300
	Lubrizol Corp.	61,000	4,008,920
	Lyondell Chemical Co.	385,355	14,323,645
#	Martin Marietta Materials, Inc.	24,300	3,777,192
*	Material Sciences Corp.	17,700	187,974
	MeadWestavco Corp.	268,498	9,397,430
#	Metal Management, Inc.	15,100	731,142
#	Minerals Technologies, Inc.	27,400	1,742,914
*	Mod-Pac Corp.	3,773	37,277
	Monsanto Co.	111,000	6,837,600
	Myers Industries, Inc.	45,050	998,759
	NewMarket Corp.	8,800	421,080
	Newmont Mining Corp.	2,294	93,320
#	NL Industries, Inc.	57,100	610,970
	NN, Inc.	22,500	283,050
*	Northern Technologies International Corp.	400	3,560
*	Northwest Pipe Co.	11,300	407,930
	Nucor Corp.	33,600	2,269,344
#	Olympic Steel, Inc.	2,500	83,875
*	OM Group, Inc.	23,000	1,437,730
*	Owens-Illinois, Inc.	27,100	921,400

	Penford Corp.	16,638	317,619
*	PolyOne Corp.	75,600	539,028
#	Pope & Talbot, Inc.	11,100	46,398
	Quaker Chemical Corp.	10,900	261,055
	Quanex Corp.	27,225	1,305,167
#	Reliance Steel & Aluminum Co.	101,500	6,229,055
	Rock-Tenn Co. Class A	39,500	1,379,340
#	Rohm & Haas Co.	700	37,107
#	RPM International, Inc.	34,525	784,408
* #	RTI International Metals, Inc.	17,900	1,588,625
#	Ryerson, Inc.	21,600	819,288
	Schnitzer Steel Industries, Inc. Class A	30,900	1,674,780
	Schulman (A.), Inc.	26,800	648,292
	Schweitzer-Maudoit International, Inc.	24,400	732,976
	Sensient Technologies Corp.	71,500	1,861,860
*	Smurfit-Stone Container Corp.	113,800	1,471,434
	Spartech Corp.	44,200	1,184,560
	Steel Dynamics, Inc.	116,400	5,459,160
	Steel Technologies, Inc.	13,300	398,601
	Stepan Co.	8,949	273,750
*	Stillwater Mining Co.	26,600	337,820
	Temple-Inland, Inc.	75,200	4,737,600
* #	Terra Industries, Inc.	61,900	1,200,241
#	Texas Industries, Inc.	23,300	2,026,634
* #	Titanium Metals Corp.	50,339	1,741,729
	Tronox, Inc. Class A	7,400	104,192
	Tronox, Inc. Class B	13,872	193,098
*	U.S. Concrete, Inc.	35,700	315,588
#	United States Steel Corp.	140,000	15,842,400
	Valhi, Inc.	105,400	1,619,998
	Wausau Paper Corp.	76,900	1,052,761
#	Wellman, Inc.	24,200	85,184
	Westlake Chemical Corp.	86,800	2,434,740
	Weyerhaeuser Co.	281,168	23,044,529
#	Worthington Industries, Inc.	115,300	2,433,983
Total Materials			241,514,938

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	192
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (8.6%)
	Alltel Corp.	346,700	23,755,884
*	Arbinet-thexchange, Inc.	8,574	53,416
	AT&T, Inc.	4,334,318	179,180,706
*	Boston Communications Group, Inc.	13,400	24,656
	CenturyTel, Inc.	122,000	6,029,240
	CT Communications, Inc.	30,841	968,099
	D&E Communications, Inc.	19,268	314,261
	Embarq Corp.	15,005	964,221
*	General Communications, Inc. Class A	15,980	211,735

	IDT Corp.	6,935	83,567
#	IDT Corp. Class B	54,100	673,004
*	LCC International, Inc. Class A	25,000	93,750
*	Leap Wireless International, Inc.	34,284	2,929,911
* #	Level 3 Communications, Inc.	29,484	171,597
*	Premiere Global Services, Inc.	3,900	49,413
	Price Communications Corp.	47,738	1,114,682
	Sprint Nextel Corp.	2,686,386	61,383,920
#	SureWest Communications	22,739	585,757
	Telephone & Data Systems, Inc.	80,700	4,995,330
	Telephone & Data Systems, Inc. Special Shares	49,700	2,882,600
*	United States Cellular Corp.	20,200	1,603,274
	Verizon Communications, Inc.	2,835,200	123,416,256
* #	Wireless Facilities, Inc.	30,800	50,512
*	Xeta Corp.	6,051	18,153
Total Telecommunication Services			411,553,944

Utilities — (0.3%)
	Connecticut Water Services, Inc.	11,188	268,064
*	Dynegy, Inc.	2,287	22,138
#	New Jersey Resources Corp.	30,300	1,659,834
* #	NRG Energy, Inc.	1,700	149,413
#	Questar Corp.	15,500	1,674,155
* #	Reliant Energy, Inc.	284,800	7,296,576
#	South Jersey Industries, Inc.	42,600	1,655,862
	Southern Union Co.	1	—
Total Utilities			12,726,042
TOTAL COMMON STOCKS			4,290,450,126

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	17,769,051	17,769,051

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $645,062,775 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 05/01/34 to 04/01/37, valued at $453,088,253) to be repurchased at $439,956,392	$439,892	439,891,508
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralized by $26,885,000 FHLB 4.875%, 11/18/11, valued at $26,629,873) to be repurchased at $25,810,933	25,807	25,807,126
TOTAL SECURITIES LENDING COLLATERAL		465,698,634

TOTAL INVESTMENTS - (100.0%) (Cost $3,362,365,272)		$4,773,917,811

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

May 31, 2007

(Unaudited)

		Shares	Value†

COMMON STOCKS — (89.9%)
Consumer Discretionary — (11.0%)
*	1-800 CONTACTS, Inc.	1,635	$32,422
*	1-800-FLOWERS.COM, Inc.	3,200	28,384
*	4Kids Entertainment, Inc.	1,000	16,910
*	99 Cents Only Stores	8,800	123,552
*	A.C. Moore Arts & Crafts, Inc.	2,100	47,775
	Aaron Rents, Inc.	4,900	140,532
	Abercrombie & Fitch Co.	9,900	818,235
	Acme Communications, Inc.	1,889	10,389
	Acme United Corp.	500	7,300
*	ACR Group, Inc.	700	3,248
	Advance Auto Parts, Inc.	11,200	463,904
* #	Aeropostale, Inc.	5,900	273,170
*	AFC Enterprises, Inc.	4,000	77,880
*	Aftermarket Technology Corp.	2,700	80,919
	Aldila, Inc.	600	9,306
*	Alloy, Inc.	1,275	14,484
* #	Amazon.com, Inc.	42,700	2,952,278
	Ambassadors Group, Inc.	2,300	78,844
#	Ambassadors International, Inc.	1,100	35,629
	American Axle & Manufacturing Holdings, Inc.	5,700	164,274
	American Eagle Outfitters, Inc.	25,200	680,400
	American Greetings Corp. Class A	5,500	144,155
* #	America’s Car-Mart, Inc.	900	12,294
	Ameristar Casinos, Inc.	6,500	193,050
* #	AnnTaylor Stores Corp.	7,775	303,925
* #	Apollo Group, Inc. Class A	14,410	691,248
	Applebees International, Inc.	7,800	204,360
	Arbitron, Inc.	3,500	183,260
	Arctic Cat, Inc.	1,500	28,710
#	ArvinMeritor, Inc.	8,500	177,480
	Asbury Automotive Group, Inc.	3,600	98,208
*	Ashworth, Inc.	600	4,920
* #	Audible, Inc.	4,200	42,084
*	AutoNation, Inc.	23,500	519,820
*	Autozone, Inc.	8,000	1,029,040
* #	Avatar Holdings, Inc.	1,200	99,036
* #	Bakers Footwear Group, Inc.	600	5,130
*	Ballantyne of Omaha, Inc.	2,600	16,250
*	Bally Technologies, Inc.	6,000	163,020
* #	Bally Total Fitness Holding Corp.	700	560

	Bandag, Inc.	400	20,300
	Barnes & Noble, Inc.	7,600	325,052
*	Barry (R.G.) Corp.	1,300	14,157
	Beasley Broadcast Group, Inc.	405	3,479
#	Beazer Homes USA, Inc.	3,400	121,618
	Bebe Stores, Inc.	10,100	181,598
*	Bed Bath and Beyond, Inc.	31,130	1,265,746
	Belo Corp. Class A	10,100	224,523
	Best Buy Co., Inc.	52,320	2,526,533
	Big 5 Sporting Goods Corp.	2,400	60,696
* #	Big Dog Holdings, Inc.	856	14,783
* #	Big Lots, Inc.	12,400	390,600
* #	BJ’s Restaurants, Inc.	3,200	64,800
	Black & Decker Corp.	7,200	679,896
#	Blockbuster, Inc. Class A	15,000	66,300
*	Blockbuster, Inc. Class B	8,000	32,960
	Blyth, Inc.	1,000	27,440
	Bob Evans Farms, Inc.	4,520	174,924
*	Bombay Co., Inc.	100	78
	Bon-Ton Stores, Inc.	1,800	85,860
	Books-A-Million, Inc.	1,800	29,646
#	Borders Group, Inc.	7,400	164,946
	BorgWarner, Inc.	6,400	538,624
#	Boyd Gaming Corp.	9,320	466,373
#	Brinker International, Inc.	13,800	441,048
	Brown Shoe Company, Inc.	5,075	150,423
#	Brunswick Corp.	9,730	335,004
*	Buca, Inc.	2,400	9,048
	Buckle, Inc.	3,350	137,015
#	Building Materials Holding Corp.	2,800	42,896
*	Cabela’s, Inc.	6,900	158,976
* #	Cablevision Systems New York Group Class A	20,300	734,657
* #	Cache, Inc.	1,800	30,006
*	California Coastal Communities, Inc.	1,600	28,048
*	California Pizza Kitchen, Inc.	2,100	77,007
#	Callaway Golf Co.	9,100	165,347
* #	Career Education Corp.	10,400	362,648
*	CarMax, Inc.	23,998	575,952
#	Carmike Cinemas, Inc.	1,400	36,470
*	Carriage Services, Inc.	400	3,052
* #	Carter’s, Inc.	7,000	189,840
*	Casual Male Retail Group, Inc.	4,900	57,526
	Catalina Marketing Corp.	5,000	159,500
	Cato Corp. Class A	3,650	79,387
*	Cavalier Homes, Inc.	1,800	8,946
*	Cavco Industries, Inc.	640	24,730
#	CBRL Group, Inc.	3,400	152,796
	CBS Corp. Class A	6,400	212,672
	CBS Corp. Class B	77,450	2,575,987
*	CEC Entertainment, Inc.	3,600	139,392
	Centex Corp.	10,700	517,452
* #	Champion Enterprises, Inc.	8,600	97,782

*	Champps Entertainment, Inc.	200	958
#	Charles and Colvard, Ltd.	1,425	6,697
*	Charlotte Russe Holding, Inc.	3,300	91,905
* #	Charming Shoppes, Inc.	12,550	156,373
* #	Charter Communications, Inc.	44,870	179,929
* #	Cheesecake Factory, Inc.	8,100	228,582
	Cherokee, Inc.	77	3,604
*	Chicos FAS, Inc.	13,400	365,016
*	Chipotle Mexican Grill, Inc. Class B	1,800	144,090
	Choice Hotels International, Inc.	5,500	221,760
	Christopher & Banks Corp.	3,850	72,726
*	Chromcraft Revington, Inc.	100	755
	Churchill Downs, Inc.	1,644	84,551
	Circuit City Stores, Inc.	10,600	170,342
#	Citadel Broadcasting Co.	9,100	75,530
*	Citi Trends, Inc.	1,500	60,795
	CKE Restaurants, Inc.	7,600	165,604
	Clear Channel Communications, Inc.	42,835	1,644,864
*	Coach, Inc.	40,700	2,090,352
	Coinmach Service Corp. Class A	2,900	31,900
*	Coinstar, Inc.	3,000	94,770
* #	Coldwater Creek, Inc.	10,745	267,013
	Collectors Universe, Inc.	1,137	15,793
	Collegiate Pacific, Inc.	500	4,450
	Columbia Sportswear Co.	3,900	271,947
*	Comcast Corp. Class A	221,606	6,074,220
*	Comcast Corp. Special Class A Non-Voting	111,600	3,033,288
* #	Conn’s, Inc.	2,800	84,980
	Cooper Tire & Rubber Co.	7,300	175,711
*	Corinthian Colleges, Inc.	9,800	143,178
*	Cosi, Inc.	600	2,892
* #	Cost Plus, Inc.	1,600	14,784
	Courier Corp.	109	4,382
*	Cox Radio, Inc.	2,300	33,764
	CPI Corp.	731	58,005
	Craftmade International, Inc.	200	3,532
* #	Crown Media Holdings, Inc.	8,000	59,520
*	CSK Auto Corp.	4,900	89,180
	CSS Industries, Inc.	1,150	44,033
*	Culp, Inc.	400	3,520
* #	Cumulus Media, Inc. Class A	300	2,814
	Cutter & Buck, Inc.	900	12,897
*	Cybex International, Inc.	1,100	7,480
	Darden Restaurants, Inc.	15,550	708,613
	Deb Shops, Inc.	1,595	44,309
* #	Deckers Outdoor Corp.	1,400	123,046
*	Design Within Reach, Inc.	800	4,928
	DeVry, Inc.	7,600	255,360
*	DG Fastchannel, Inc.	2,300	47,978
	Dillards, Inc. Class A	8,200	297,660
*	Discovery Holding Co. Class A	16,202	378,803
*	Discovery Holding Co. Class B	190	4,436

	Disney (Walt) Co.	231,347	8,198,938
*	Dixie Group, Inc.	200	2,510
	Dollar General Corp.	34,800	753,072
*	Dollar Tree Stores, Inc.	11,400	482,334
	Domino’s Pizza, Inc.	6,999	137,320
	Dover Downs Gaming & Entertainment, Inc.	1,300	19,006
	Dover Motorsports, Inc.	2,200	12,606
#	Dow Jones & Co., Inc.	7,000	373,170
* #	Drew Industries, Inc.	2,300	77,487
* #	drugstore.com, Inc.	10,300	26,059
* #	DSW, Inc.	1,900	72,618
	Eastman Kodak Co.	28,426	720,883
* #	EchoStar Communications Corp. Class A	22,300	1,027,138
*	Emerson Radio Corp.	2,300	7,452
#	Emmis Communications Corp. Class A	3,600	37,404
	Entercom Communications Corp.	4,200	111,720
*	Entravision Communications Corp.	7,800	79,482
#	Ethan Allen Interiors, Inc.	4,000	145,240
*	Expedia, Inc.	1,914	45,993
	Family Dollar Stores, Inc.	16,400	551,860
*	Famous Dave’s of America, Inc.	1,300	27,716
	Federated Department Stores, Inc.	57,922	2,312,825
	Finish Line, Inc. Class A	4,700	60,160
*	Finlay Enterprises, Inc.	200	1,050
* #	Fleetwood Enterprises, Inc.	6,710	62,470
	Foot Locker, Inc.	16,800	368,592
#	Ford Motor Co.	188,474	1,571,873
	Fortune Brands, Inc.	16,710	1,349,834
*	Fossil, Inc.	7,250	226,272
*	Franklin Covey Co.	2,300	17,227
	Fred’s, Inc.	4,800	69,024
*	Fuel Systems Solutions, Inc.	2,050	33,415
*	Full House Resorts, Inc.	2,580	9,030
*	GameStop Corp. Class A	12,340	456,333
*	GameTech International, Inc.	996	9,711
	Gaming Partners International Corp.	800	11,320
* #	Gander Mountain Co.	3,200	41,504
	Gannett Co., Inc.	25,200	1,482,264
	Gap, Inc.	72,500	1,342,700
* #	Gaylord Entertainment Co.	4,637	261,202
*	Gemstar-TV Guide International, Inc.	48,794	224,452
#	General Motors Corp.	59,600	1,787,404
*	Genesco, Inc.	2,800	146,580
*	Gentek, Inc.	1,100	38,786
	Gentex Corp.	16,000	284,000
	Genuine Parts Co.	18,900	969,948
*	Getty Images, Inc.	6,900	345,345
*	G-III Apparel Group, Ltd.	1,875	38,812
*	Goodyear Tire & Rubber Co.	19,100	677,477
*	Gottschalks, Inc.	1,100	13,849
	Gray Television, Inc.	1,000	10,270
	Group 1 Automotive, Inc.	2,700	113,940

* #	GSI Commerce, Inc.	5,200	118,976
	Guess?, Inc.	10,000	442,000
* #	Guitar Center, Inc.	3,000	160,890
* #	Gymboree Corp.	3,500	156,450
	H&R Block, Inc.	33,300	788,877
#	Handleman Co.	200	1,408
* #	Hanesbrands, Inc.	10,187	265,881
	Harley-Davidson, Inc.	28,400	1,734,956
	Harman International Industries, Inc.	7,100	842,415
	Harrah’s Entertainment, Inc.	11,904	1,017,197
*	Harris Interactive, Inc.	6,323	35,346
	Harte-Hanks, Inc.	8,500	223,210
*	Hartmarx Corp.	2,100	13,755
	Hasbro, Inc.	17,300	556,195
	Haverty Furniture Co., Inc.	1,200	14,628
*	Hawk Corp.	500	6,600
* #	Hayes Lemmerz International, Inc.	5,958	34,139
	Hearst-Argyle Television, Inc.	5,900	153,400
*	Hibbett Sporting Goods, Inc.	3,517	98,370
	Hilton Hotels Corp.	41,900	1,489,545
*	Hollywood Media Corp.	3,600	15,912
	Home Depot, Inc.	217,800	8,465,886
* #	Home Solutions of America, Inc.	4,600	34,408
#	Horton (D.R.), Inc.	34,220	799,721
*	Hot Topic, Inc.	4,325	47,921
* #	Hovnanian Enterprises, Inc. Class A	4,200	106,092
*	IAC/InterActiveCorp	28,473	985,166
* #	Iconix Brand Group, Inc.	7,100	157,975
	Idearc, Inc.	15,975	563,119
#	IHOP Corp.	2,200	127,930
*	Image Entertainment, Inc.	1,800	7,722
* #	Infosonics Corp.	800	2,424
	Interactive Data Corp.	11,200	325,136
	Interface, Inc. Class A	5,900	99,592
	International Game Technology	39,800	1,599,562
	International Speedway Corp. Class A	3,500	183,400
* #	Interpublic Group of Companies, Inc.	48,516	570,063
*	Interstate Hotels & Resorts, Inc.	3,400	20,910
*	INVESTools, Inc.	7,400	90,428
* #	iRobot Corp.	1,400	23,044
* #	Isle of Capri Casinos, Inc.	4,030	99,622
*	ITT Educational Services, Inc.	4,900	554,631
	J. Alexander’s Corp.	800	10,840
*	Jack in the Box, Inc.	3,900	298,233
	Jackson Hewitt Tax Service, Inc.	3,800	114,950
*	Jakks Pacific, Inc.	2,300	60,421
* #	Jarden Corp.	8,175	348,418
*	Jo-Ann Stores, Inc.	1,900	64,258
	Johnson Controls, Inc.	20,400	2,237,880
*	Johnson Outdoors, Inc.	1,287	24,466
	Jones Apparel Group, Inc.	11,600	345,448
* #	Jos. A. Bank Clothiers, Inc.	2,406	101,269

*	K2, Inc.	3,061	46,711
#	KB Home	9,820	450,640
	Kenneth Cole Productions, Inc. Class A	1,300	32,500
*	Keystone Automotive Industries, Inc.	1,620	66,922
	Kimball International, Inc. Class B	2,500	34,125
* #	Kirkland’s, Inc.	2,700	12,879
*	Knology, Inc.	300	5,583
*	Kohl’s Corp.	38,100	2,869,692
* #	Krispy Kreme Doughnuts, Inc.	6,500	55,445
*	KSW, Inc.	105	745
	K-Swiss, Inc. Class A	2,500	72,525
*	Lakeland Industries, Inc.	1,000	13,780
	Lamar Advertising Co.	9,800	641,900
#	Landry’s Restaurants, Inc.	400	11,704
* #	Las Vegas Sands Corp.	31,100	2,426,422
* #	Laureate Education, Inc.	5,700	341,487
*	Lazare Kaplan International, Inc.	400	3,480
#	La-Z-Boy, Inc.	5,890	69,266
*	Lear Corp.	7,200	256,824
	Lee Enterprises, Inc.	4,100	102,992
	Leggett & Platt, Inc.	19,900	486,953
#	Lennar Corp. Class A	12,620	576,103
	Lennar Corp. Class B	2,960	125,504
	Levitt Corp. Class A	1,400	13,090
	Libbey, Inc.	1,800	40,356
*	Liberty Global, Inc. Class A	6,144	235,930
*	Liberty Global, Inc. Class B	95	3,657
*	Liberty Global, Inc. Series C	20,767	742,420
*	Liberty Media Holding Corp. Capital Class A	14,473	1,634,002
*	Liberty Media Holding Corp. Capital Class B	95	10,879
*	Liberty Media Holding Corp. Interactive Class A	66,861	1,620,042
* #	LIFE TIME FITNESS, Inc.	4,020	205,744
#	Lifetime Brands, Inc.	1,300	27,378
	Limited Brands, Inc.	43,860	1,151,325
*	Lin TV Corp.	3,400	66,402
*	Lincoln Educational Services	2,800	40,572
	Lithia Motors, Inc. Class A	900	24,192
*	Live Nation, Inc.	6,941	155,478
	Liz Claiborne, Inc.	11,200	388,528
* #	LKQ Corp.	6,100	152,317
*	Lodgenet Entertainment Corp.	2,300	81,604
*	Lodgian, Inc.	3,193	48,502
#	Lowe’s Companies, Inc.	165,700	5,438,274
*	Luby’s, Inc.	2,800	26,992
#	M/I Homes, Inc.	800	23,024
*	Maidenform Brands, Inc.	2,400	44,976
#	Marine Products Corp.	3,904	31,700
*	MarineMax, Inc.	1,800	37,404
	Marriott International, Inc. Class A	44,400	2,044,620
#	Martha Stewart Living Omnimedia, Inc.	2,500	44,900
* #	Marvel Entertainment, Inc.	9,400	259,534
#	Mattel, Inc.	42,330	1,185,663

	Matthews International Corp. Class A	3,500	154,735
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,600	45,040
#	McDonald’s Corp.	136,300	6,889,965
	McGraw-Hill Companies, Inc.	39,500	2,777,245
#	MDC Holdings, Inc.	4,703	255,561
	Media General, Inc. Class A	3,100	112,995
*	Mediacom Communications Corp.	8,700	81,258
	Meredith Corp.	4,600	286,166
* #	Meritage Homes Corp.	1,400	48,566
* #	MGM Mirage	28,520	2,268,196
*	Midas, Inc.	1,600	35,952
*	Mity Enterprises, Inc.	10	213
	Modine Manufacturing Co.	3,200	75,232
* #	Mohawk Industries, Inc.	7,464	761,776
	Monaco Coach Corp.	1,600	24,656
*	Monarch Casino & Resort, Inc.	2,100	57,351
	Monro Muffler Brake, Inc.	1,600	61,840
*	Morgans Hotel Group	100	2,458
*	Morningstar, Inc.	900	43,029
*	Mothers Work, Inc.	500	18,665
	Movado Group, Inc.	2,400	79,992
#	Movie Gallery, Inc.	4,100	9,676
* #	MTR Gaming Group, Inc.	3,100	48,856
* #	Multimedia Games, Inc.	3,300	41,910
*	Nathan’s Famous, Inc.	509	7,635
*	National RV Holdings, Inc.	300	477
#	Nautilus Group, Inc.	4,100	52,808
* #	Netflix, Inc.	6,700	146,864
	New Frontier Media, Inc.	2,900	25,607
*	New York & Co., Inc.	100	1,223
	Newell Rubbermaid, Inc.	29,400	933,744
	News Corp. Class A	233,328	5,154,216
#	News Corp. Class B	105,500	2,492,965
	NIKE, Inc. Class B	41,200	2,338,100
	Nobility Homes, Inc.	35	742
#	Noble International, Ltd.	1,400	27,594
	Nordstrom, Inc.	28,400	1,474,812
* #	Nutri/System, Inc.	4,100	268,632
*	NVR, Inc.	800	637,600
#	Oakley, Inc.	7,700	195,734
*	Office Depot, Inc.	30,850	1,122,940
	OfficeMax, Inc.	8,400	377,160
	Omnicom Group, Inc.	18,600	1,958,580
#	Orleans Homebuilders, Inc.	1,500	12,435
	OSI Restaurant Partners, Inc.	3,000	122,100
*	O’Charleys, Inc.	1,800	40,662
*	O’Reilly Automotive, Inc.	12,976	492,958
* #	Outdoor Channel Holdings, Inc.	2,500	25,025
* #	Overstock.com, Inc.	2,830	52,129
	Oxford Industries, Inc.	1,800	81,954
* #	P.F. Chang’s China Bistro, Inc.	2,800	108,612
*	Pacific Sunwear of California, Inc.	7,850	156,136

* #	Palm Harbor Homes, Inc.	2,500	39,950
* #	Panera Bread Co.	2,500	140,925
*	Papa John’s International, Inc.	3,300	102,135
*	Payless ShoeSource, Inc.	7,500	267,900
* #	PC Mall, Inc.	1,600	19,648
* #	Penn National Gaming, Inc.	9,320	497,968
	Penney (J.C.) Co., Inc.	26,000	2,092,480
*	Perry Ellis International, Inc.	300	9,402
*	PetMed Express, Inc.	2,500	32,275
	PETsMART, Inc.	14,900	509,878
	Phillips-Van Heusen Corp.	6,400	391,168
#	Pier 1 Imports, Inc.	9,700	73,041
*	Pinnacle Entertainment, Inc.	6,500	198,900
* #	Playboy Enterprises, Inc. Class B	3,600	39,060
#	Polaris Industries, Inc.	4,220	232,480
#	Polo Ralph Lauren Corp.	6,600	643,698
*	Pomeroy IT Solutions, Inc.	300	2,907
#	Pool Corp.	5,750	235,462
*	Premier Exhibitions, Inc.	3,000	41,940
#	Pre-Paid Legal Services, Inc.	1,600	103,952
* #	Priceline.com, Inc.	4,400	272,096
*	PRIMEDIA, Inc.	29,600	88,504
*	Princeton Review, Inc.	2,959	19,322
* #	Progressive Gaming International Corp.	4,700	27,119
*	Proliance International, Inc.	100	287
*	ProQuest Co.	400	3,400
	Pulte Homes, Inc.	23,700	646,773
*	Quiksilver, Inc.	13,400	189,074
*	R.H. Donnelley Corp.	7,701	600,216
*	Radio One, Inc. Class D	7,200	54,072
#	RadioShack Corp.	15,840	540,778
*	Rare Hospitality International, Inc.	3,400	98,736
*	RC2 Corp.	2,500	112,350
*	RCN Corp.	4,000	112,600
*	Red Lion Hotels Corp.	2,834	36,445
* #	Red Robin Gourmet Burgers, Inc.	1,900	81,567
*	RedEnvelope, Inc.	600	4,200
	Regis Corp.	5,500	219,285
*	Rent-A-Center, Inc.	8,650	234,415
*	Rentrak Corp.	1,500	23,955
* #	Restoration Hardware, Inc.	4,000	25,040
* #	Retail Ventures, Inc.	5,000	96,950
*	Rocky Brands, Inc.	300	4,761
	Ross Stores, Inc.	15,500	509,020
*	Rubio’s Restaurants, Inc.	1,297	15,499
#	Ruby Tuesday, Inc.	6,500	179,205
	Russ Berrie & Co., Inc.	500	8,485
*	Ruth’s Chris Steak House, Inc.	200	3,662
#	Ryland Group, Inc.	4,300	198,660
*	Saga Communications, Inc. Class A	2,025	18,792
	Saks, Inc.	16,300	326,652
	Salem Communications Corp.	1,248	15,101

*	Sally Beauty Holdings, Inc.	5,850	53,644
* #	Salton, Inc.	100	179
	Sauer-Danfoss, Inc.	5,400	146,772
* #	Scholastic Corp.	4,900	155,673
* #	Scientific Games Corp.	10,600	395,804
	Scripps (E.W.) Co.	13,800	629,556
*	Sears Holdings Corp.	16,838	3,031,177
* #	Select Comfort Corp.	5,400	97,848
	Service Corp. International	34,000	475,320
* #	Sharper Image Corp.	1,600	18,256
	Sherwin-Williams Co.	14,600	987,544
	Shiloh Industries, Inc.	2,092	20,209
*	Shoe Carnival, Inc.	2,000	58,560
* #	Shuffle Master, Inc.	3,725	71,632
*	Silverleaf Resorts, Inc.	200	980
#	Sinclair Broadcast Group, Inc. Class A	6,900	105,708
* #	Six Flags, Inc.	5,200	32,188
*	Skechers U.S.A., Inc. Class A	3,400	109,140
	Skyline Corp.	900	29,826
* #	Smith & Wesson Holding Corp.	4,200	58,506
	Snap-On, Inc.	6,400	346,048
	Sonic Automotive, Inc.	3,705	115,337
*	Sonic Corp.	8,388	204,499
	Sotheby’s Class A	7,100	337,037
* #	Source Interlink Companies, Inc.	3,900	21,177
*	Spanish Broadcasting System, Inc.	1,800	8,514
	Spartan Motors, Inc.	2,250	78,952
	Speedway Motorsports, Inc.	5,500	221,980
*	Sport Chalet, Inc. Class A	1,591	16,228
	Stage Stores, Inc.	4,800	100,320
*	Stamps.com, Inc.	2,750	37,537
	Standard Motor Products, Inc.	300	4,665
#	Standard Pacific Corp.	5,800	123,656
	Stanley Furniture, Inc.	200	4,598
#	Staples, Inc.	79,050	1,980,993
* #	Starbucks Corp.	74,400	2,143,464
	Starwood Hotels & Resorts Worldwide, Inc.	22,520	1,623,016
	Station Casinos, Inc.	3,700	325,045
	Stein Mart, Inc.	4,700	58,938
	Steinway Musical Instruments, Inc.	200	7,704
	Steven Madden, Ltd.	2,250	73,305
*	Stoneridge, Inc.	1,600	20,064
	Strayer Education, Inc.	1,500	187,740
	Stride Rite Corp.	3,000	60,450
	Sturm Ruger & Co., Inc.	3,700	51,319
	Sun-Times Media Group, Inc. Class A	3,500	19,285
	Superior Industries International, Inc.	3,494	78,895
	Superior Uniform Group, Inc.	100	1,285
*	Syms Corp.	400	8,352
* #	Syntax-Brillian Corp.	6,200	37,572
#	Systemax, Inc.	4,200	91,350
	Talbots, Inc.	5,800	126,150

	Tandy Brand Accessories, Inc.	800	9,504
*	Tandy Leather Factory, Inc.	600	4,302
	Target Corp.	94,300	5,887,149
* #	Tarragon Corp.	800	8,280
	Tempur-Pedic International, Inc.	9,400	238,384
*	Tenneco Automotive, Inc.	5,200	169,572
*	Texas Roadhouse, Inc.	100	1,385
*	The Children’s Place Retail Stores, Inc.	3,100	175,026
*	The DIRECTV Group, Inc.	130,400	3,046,144
* #	The Dress Barn, Inc.	6,300	145,467
	The Marcus Corp.	2,400	56,088
	The McClatchey Co.	5,198	143,829
	The Men’s Wearhouse, Inc.	5,850	312,039
#	The New York Times Co. Class A	16,200	406,782
	The Pep Boys - Manny, Moe & Jack	5,900	125,670
	The Stanley Works	9,380	593,097
*	The Steak n Shake Co.	2,000	30,400
	The TJX Companies, Inc.	52,850	1,478,214
	Thor Industries, Inc.	6,200	270,196
	Tiffany & Co.	15,000	788,550
	Tim Hortons, Inc.	17,334	539,607
*	Timberland Co. Class A	5,200	142,168
	Time Warner, Inc.	435,000	9,295,950
* #	TiVo, Inc.	11,500	71,875
*	Toll Brothers, Inc.	15,800	463,414
* #	Tractor Supply Co.	4,200	223,482
	Traffix, Inc.	1,269	7,348
	Triarc Companies, Inc. Class A	3,400	55,828
	Triarc Companies, Inc. Class B	7,000	108,150
	Tribune Co.	22,400	721,280
* #	True Religion Apparel, Inc.	1,800	33,786
* #	Trump Entertainment Resorts, Inc.	500	8,045
*	TRW Automotive Holdings Corp.	11,100	450,438
#	Tuesday Morning Corp.	4,800	66,912
	Tupperware Corp.	6,940	200,635
* #	Tween Brands, Inc.	3,500	152,355
* #	Under Armour, Inc. Class A	3,300	157,839
*	Unifi, Inc.	7,900	23,779
	Unifirst Corp.	1,800	75,168
#	United Auto Group, Inc.	10,100	224,523
*	United Retail Group, Inc.	900	10,791
*	Universal Electronics, Inc.	1,700	56,950
* #	Universal Technical Institute, Inc.	3,200	75,552
*	Urban Outfitters, Inc.	17,733	471,343
	V.F. Corp.	12,300	1,153,494
* #	Vail Resorts, Inc.	4,200	251,790
* #	Valassis Communications, Inc.	3,600	64,476
* #	ValueVision Media, Inc. Class A	4,267	47,662
*	Varsity Group, Inc.	800	824
* #	VCG Holding Corp.	2,400	17,760
*	Vertrue, Inc.	1,400	67,550
*	Viacom, Inc. Class A	6,450	289,927

*	Viacom, Inc. Class B	67,000	3,009,640
#	Visteon Corp.	14,100	114,069
*	Warnaco Group, Inc.	5,002	172,019
	Warner Music Group Corp.	16,100	270,641
* #	WCI Communities, Inc.	2,700	56,538
	Weight Watchers International, Inc.	8,600	449,092
	Wendy’s International, Inc.	12,600	505,638
* #	West Marine, Inc.	2,092	31,150
	Westwood One, Inc.	3,300	26,598
*	Wet Seal, Inc. Class A	9,500	59,185
	Whirlpool Corp.	8,810	983,636
	Wiley (John) & Sons, Inc. Class A	5,000	229,250
*	Williams Controls, Inc.	600	9,990
#	Williams-Sonoma, Inc.	12,000	406,680
*	Wilsons The Leather Experts, Inc.	400	540
	Winnebago Industries, Inc.	3,300	102,300
* #	WMS Industries, Inc.	3,700	156,732
	Wolverine World Wide, Inc.	6,450	187,243
	World Wrestling Entertainment, Inc.	2,400	42,024
*	Wyndham Worldwide Corp.	20,475	761,670
#	Wynn Resorts, Ltd.	10,810	1,043,597
*	Xanadoo Co.	10	3,200
	Xerium Technologies, Inc.	100	783
*	XM Satellite Radio Holdings, Inc.	17,900	207,282
*	Young Broadcasting, Inc. Class A	2,900	11,455
	Yum! Brands, Inc.	29,000	1,963,880
* #	Zale Corp.	5,500	147,730
*	Zumiez, Inc.	600	23,160
Total Consumer Discretionary			219,820,457

Consumer Staples — (8.1%)
	Alberto-Culver Co.	10,450	259,578
	Alico, Inc.	900	53,946
*	Alliance One International, Inc.	11,000	105,710
	Altria Group, Inc.	230,200	16,367,220
#	American Italian Pasta Co.	250	2,650
#	Andersons, Inc.	2,200	86,020
	Anheuser-Busch Companies, Inc.	84,300	4,496,562
	Archer-Daniels-Midland Co.	69,000	2,417,760
	Avon Products, Inc.	48,740	1,871,129
*	BJ’s Wholesale Club, Inc.	7,400	279,868
*	Boston Beer Co., Inc. Class A	1,100	42,130
	Brown-Forman Corp. Class B	6,100	416,386
	Cal-Maine Foods, Inc.	3,200	42,720
	Campbell Soup Co.	44,500	1,766,650
	Casey’s General Stores, Inc.	6,000	162,060
	CCA Industries, Inc.	100	920
* #	Central European Distribution Corp.	4,475	154,432
* #	Central Garden & Pet Co.	2,100	30,135
*	Central Garden & Pet Co. Class A	4,200	55,944
* #	Chattem, Inc.	2,100	133,707
#	Chiquita Brands International, Inc.	4,400	80,696

#	Church & Dwight Co., Inc.	7,250	362,572
	Clorox Co.	16,800	1,127,952
	Coca-Cola Co.	256,500	13,591,935
	Coca-Cola Enterprises, Inc.	43,900	1,025,065
	Colgate-Palmolive Co.	57,100	3,823,416
	ConAgra, Inc.	55,800	1,422,900
* #	Constellation Brands, Inc. Class A	22,100	537,030
	Corn Products International, Inc.	7,800	320,034
	Costco Wholesale Corp.	49,900	2,817,853
*	Cuisine Solutions, Inc.	1,873	11,407
	CVS Caremark Corp.	158,817	6,120,807
*	Darling International, Inc.	8,700	78,735
#	Dean Foods Co.	14,850	486,486
	Del Monte Foods Co.	23,530	283,536
	Delta & Pine Land Co.	3,500	146,475
	Diamond Foods, Inc.	100	1,647
* #	Elizabeth Arden, Inc.	3,500	81,970
*	Energizer Holdings, Inc.	7,400	733,044
	Estee Lauder Companies, Inc.	14,100	666,930
	Farmer Brothers Co.	800	17,800
	Flowers Foods, Inc.	7,012	241,914
	General Mills, Inc.	37,900	2,320,996
#	Great Atlantic & Pacific Tea Co., Inc.	4,800	165,648
* #	Green Mountain Coffee, Inc.	797	53,917
* #	Hain Celestial Group, Inc.	4,600	131,560
	Heinz (H.J.) Co.	36,300	1,727,154
	Hormel Foods Corp.	15,200	569,240
#	Imperial Sugar Co. (New)	100	2,842
	Ingles Market, Inc. Class A	1,500	53,535
* #	Integrated Biopharma, Inc.	800	4,832
	Inter Parfums, Inc.	2,501	66,402
	J & J Snack Foods Corp.	2,100	82,593
	J. M. Smucker Co.	6,276	362,125
	Kellogg Co.	42,600	2,299,548
	Kimberly-Clark Corp.	50,100	3,555,096
	Kraft Foods, Inc.	195,803	6,625,974
	Lancaster Colony Corp.	3,600	157,716
#	Lance, Inc.	3,600	85,500
* #	Lifeway Foods, Inc.	1,600	16,032
	Loews Corp. - Carolina Group	12,200	948,550
	Longs Drug Stores Corp.	4,100	234,848
#	Mannatech, Inc.	2,600	36,452
* #	Maui Land & Pineapple Co., Inc.	1,000	35,250
	McCormick & Co., Inc.	13,200	492,228
* #	Medifast, Inc.	900	7,857
#	MGP Ingredients, Inc.	1,600	27,296
	Molson Coors Brewing Co.	7,680	703,258
#	Nash Finch Co.	1,300	61,165
* #	National Beverage Corp.	5,040	70,409
*	Natrol, Inc.	1,100	3,542
*	Natural Alternatives International, Inc.	300	2,316
	Nature’s Sunshine Products, Inc.	1,260	14,490

* #	NBTY, Inc.	7,600	399,228
	Nu Skin Enterprises, Inc. Class A	2,000	35,080
*	Omega Protein Corp.	700	6,132
* #	Pantry, Inc.	2,500	108,900
* #	Parlux Fragrances, Inc.	1,200	5,352
*	Pathmark Stores, Inc.	5,800	75,400
* #	Peet’s Coffee & Tea, Inc.	1,600	41,712
	PepsiAmericas, Inc.	14,100	347,142
	PepsiCo, Inc.	172,900	11,814,257
*	Performance Food Group Co.	4,640	164,720
	Pilgrim’s Pride Corp.	7,800	275,574
* #	Playtex Products, Inc.	7,300	108,770
	PriceSmart, Inc.	3,800	77,900
	Procter & Gamble Co.	350,480	22,273,004
#	Ralcorp Holdings, Inc.	3,100	180,296
	Reliv International, Inc.	2,000	20,900
	Reynolds American, Inc.	31,500	2,048,760
* #	Rite Aid Corp.	61,400	388,048
	Rocky Mountain Chocolate Factory, Inc.	1,000	15,800
	Ruddick Corp.	5,700	178,353
	Safeway, Inc.	48,300	1,665,384
*	San Filippo (John B.) & Son, Inc.	600	6,636
#	Sanderson Farms, Inc.	2,550	109,624
	Sara Lee Corp.	82,000	1,467,800
*	Smart & Final Food, Inc.	3,600	79,236
*	Smithfield Foods, Inc.	12,700	408,178
	Spartan Stores, Inc.	2,559	67,558
* #	Spectrum Brands, Inc.	1,800	15,120
*	Star Scientific, Inc.	6,900	7,176
	SUPERVALU, Inc.	23,014	1,096,387
	Sysco Corp.	66,000	2,185,920
	Tasty Baking Co.	100	852
	The Hershey Co.	16,500	869,715
	The Kroger Co.	77,200	2,340,704
	The Topps Co., Inc.	3,800	38,836
	Tootsie Roll Industries, Inc.	4,308	121,055
*	TreeHouse Foods, Inc.	780	21,871
	Tyson Foods, Inc. Class A	30,000	668,700
*	United Natural Foods, Inc.	4,500	123,165
#	Universal Corp.	3,200	203,424
* #	USANA Health Services, Inc.	1,900	73,872
	UST, Inc.	18,100	966,359
#	Vector Group, Ltd.	6,507	125,520
	Walgreen Co.	101,300	4,571,669
	Wal-Mart Stores, Inc.	448,548	21,350,885
	WD-40 Co.	1,800	59,994
	Weis Markets, Inc.	3,220	138,074
#	Whole Foods Market, Inc.	9,600	394,560
*	Wild Oats Markets, Inc.	3,200	55,040
	Wrigley (Wm.) Jr. Co.	23,175	1,358,055
Total Consumer Staples			162,800,799

Energy — (8.3%)
* #	Abraxas Petroleum Corp.	1,000	3,990
	Adams Resources & Energy, Inc.	600	19,152
* #	Allis-Chalmers Energy, Inc.	3,600	72,720
	Alon USA Energy, Inc.	1,000	39,730
*	Alpha Natural Resources, Inc.	1,500	28,905
* #	American Oil & Gas, Inc.	3,800	19,570
	Anadarko Petroleum Corp.	50,500	2,507,325
	Apache Corp.	35,438	2,861,618
	Arch Coal, Inc.	15,100	609,738
* #	Arena Resources, Inc.	1,800	91,584
	Atlas America, Inc.	3,141	155,856
* #	ATP Oil & Gas Corp.	3,400	154,190
* #	Atwood Oceanics, Inc.	3,500	229,740
	Baker Hughes, Inc.	33,700	2,779,576
*	Basic Energy Services, Inc.	100	2,670
	Berry Petroleum Corp. Class A	4,100	149,363
*	Bill Barret Corp.	500	18,895
	BJ Services Co.	28,200	827,106
* #	Bolt Technology Corp.	700	30,891
*	Boots & Coots International Well Control, Inc.	5,300	10,971
*	Brigham Exploration Co.	300	1,887
* #	Bristow Group, Inc.	2,256	111,131
	Cabot Oil & Gas Corp.	11,100	432,900
*	Callon Petroleum Co.	1,600	22,800
*	Cameron International Corp.	12,400	879,160
#	CARBO Ceramics, Inc.	2,950	130,980
* #	Carrizo Oil & Gas, Inc.	2,900	117,943
* #	Cheniere Energy, Inc.	6,200	236,034
	Chesapeake Energy Corp.	33,400	1,164,324
	Chevron Corp.	242,314	19,746,168
	Cimarex Energy Co.	8,833	371,251
*	Clayton Williams Energy, Inc.	1,300	32,903
*	CNX Gas Corp.	14,800	436,008
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	7,435	330,709
*	Complete Production Services, Inc.	7,899	212,088
*	Comstock Resources, Inc.	4,400	133,584
	ConocoPhillips	179,473	13,896,594
#	CONSOL Energy, Inc.	19,400	942,646
* #	Contango Oil & Gas Co.	2,100	71,358
*	Dawson Geophysical Co.	900	47,907
* #	Delta Petroleum Corp.	5,533	108,668
*	Denbury Resources, Inc.	13,200	478,632
	Devon Energy Corp.	48,616	3,732,736
#	Diamond Offshore Drilling, Inc.	14,600	1,377,802
*	Dresser-Rand Group, Inc.	9,630	342,828
* #	Dril-Quip, Inc.	4,500	218,340
*	Dune Energy, Inc.	100	211
* #	Edge Petroleum Corp.	1,800	26,028
	El Paso Corp.	75,684	1,289,655
* #	Encore Acquisition Co.	4,700	129,485

*	Energy Partners, Ltd.	3,000	51,600
	ENSCO International, Inc.	16,711	1,012,185
	EOG Resources, Inc.	24,800	1,907,120
* #	Evergreen Energy, Inc.	8,900	61,499
*	Evolution Petroleum Corp.	600	1,842
	Exxon Mobil Corp.	661,100	54,983,687
*	FMC Technologies, Inc.	7,391	558,760
* #	Forest Oil Corp.	6,500	263,835
	Frontier Oil Corp.	11,600	467,016
*	FX Energy, Inc.	5,000	49,900
*	Giant Industries, Inc.	1,400	107,828
* #	Goodrich Petroleum Corp.	3,800	135,356
*	Grant Prideco, Inc.	13,200	749,628
* #	Grey Wolf, Inc.	20,000	158,400
	Gulf Island Fabrication, Inc.	1,700	56,321
*	Gulfmark Offshore, Inc.	2,900	145,667
* #	Gulfport Energy Corp.	3,800	72,580
	Halliburton Co.	47,223	1,697,667
* #	Hanover Compressor Co.	11,311	282,775
* #	Harvest Natural Resources, Inc.	4,500	42,615
* #	Helix Energy Solutions Group, Inc.	10,246	408,303
#	Helmerich & Payne, Inc.	11,500	389,735
	Hess Corp.	33,100	1,960,182
	Holly Corp.	6,600	462,594
*	Horizon Offshore, Inc.	100	1,692
* #	Hornbeck Offshore Services, Inc.	2,500	99,775
* #	Houston American Energy Corp.	2,600	13,260
*	Houston Exploration Co.	2,300	138,092
	Hugoton Royalty Trust	692	18,836
*	Infinity, Inc.	900	2,880
* #	Input/Output, Inc.	9,400	150,682
*	Key Energy Group, Inc.	8,300	153,965
*	Lone Star Technologies, Inc.	3,200	215,616
	Lufkin Industries, Inc.	1,400	89,474
	Marathon Oil Corp.	38,392	4,753,314
*	Mariner Energy, Inc.	6,925	172,986
	MarkWest Hydrocarbon, Inc.	1,363	81,112
	Massey Energy Co.	8,200	237,636
*	Matrix Service Co.	2,400	61,320
* #	McMoran Exploration Co.	2,000	30,300
*	Meridian Resource Corp.	3,836	11,239
* #	Metretek Technologies, Inc.	1,600	22,320
* #	Mitcham Industries, Inc.	1,600	26,672
	Murphy Oil Corp.	20,400	1,203,600
*	NATCO Group, Inc. Class A	2,000	86,020
*	National Coal Corp.	900	4,518
*	National-Oilwell, Inc.	19,034	1,797,761
* #	Natural Gas Services Group	1,000	16,890
*	Newfield Exploration Co.	13,500	648,540
*	Newpark Resources, Inc.	11,300	89,157
*	Ngas Resources, Inc.	100	807
	Noble Energy, Inc.	18,242	1,154,536

	Occidental Petroleum Corp.	88,788	4,880,676
*	Oceaneering International, Inc.	6,100	305,244
*	Oil States International, Inc.	5,500	214,115
* #	OMNI Energy Services Corp.	2,000	21,860
	Overseas Shipholding Group, Inc.	4,200	334,110
* #	Pacific Ethanol, Inc.	3,100	41,726
*	Parallel Petroleum Corp.	4,200	96,852
*	Parker Drilling Co.	12,200	142,618
	Patterson-UTI Energy, Inc.	15,500	409,510
#	Peabody Energy Corp.	27,700	1,496,908
	Penn Virginia Corp.	2,100	167,580
*	Petrohawk Energy Corp.	14,764	240,653
*	Petroleum Development Corp.	1,800	91,746
*	PetroQuest Energy, Inc.	5,600	79,296
*	PHI, Inc. Non-Voting	800	22,800
*	Pioneer Drilling Co.	2,700	41,607
	Pioneer Natural Resources Co.	13,407	692,069
*	Plains Exploration & Production Co.	8,774	464,320
#	Pogo Producing Co.	6,370	344,426
* #	Pride International, Inc.	17,400	626,574
*	Quest Resource Corp.	300	2,631
* #	Quicksilver Resources, Inc.	8,470	376,830
#	Range Resources Corp.	15,900	615,966
* #	Rentech, Inc.	17,900	43,855
#	Rowan Companies, Inc.	11,000	434,280
#	RPC, Inc.	11,000	186,780
*	SEACOR Holdings, Inc.	2,900	268,221
	Smith International, Inc.	23,200	1,287,832
* #	Southwestern Energy Co.	18,520	881,552
	Spectra Energy Corp.	61,282	1,631,940
#	St. Mary Land & Exploration Co.	7,700	287,672
*	Stone Energy Corp.	1,600	52,208
* #	SulphCo, Inc.	4,200	16,212
	Sunoco, Inc.	12,430	990,795
*	Superior Energy Services, Inc.	9,026	362,484
*	Superior Well Services, Inc.	200	5,184
*	Swift Energy Corp.	2,900	124,787
* #	Syntroleum Corp.	7,300	21,827
	Tesoro Petroleum Corp.	14,400	891,072
*	Teton Energy Corp.	2,100	9,744
* #	TETRA Technologies, Inc.	8,150	227,629
*	TGC Industries, Inc.	2,971	32,235
	The Williams Companies, Inc.	63,400	2,013,584
#	Tidewater, Inc.	6,200	409,200
* #	Toreador Resources Corp.	2,100	32,676
* #	Transmeridian Exploration, Inc.	9,500	21,850
* #	Trico Marine Services, Inc.	1,800	75,798
* #	Tri-Valley Corp.	2,200	19,404
* #	TXCO Resources, Inc.	3,400	38,794
*	Union Drilling, Inc.	100	1,525
*	Unit Corp.	4,400	271,084
*	Universal Compression Holdings, Inc.	3,400	252,654

	USEC, Inc.	10,300	237,930
	Valero Energy Corp.	62,894	4,693,150
* #	Warren Resources, Inc.	1,600	21,168
* #	Westmoreland Coal Co.	1,200	33,600
*	Westside Energy Corp.	1,300	4,238
* #	W-H Energy Services, Inc.	3,400	216,920
*	Whiting Petroleum Corp.	3,300	146,355
#	World Fuel Services Corp.	3,200	130,912
	XTO Energy, Inc.	40,633	2,357,120
Total Energy			165,390,833

Financials — (17.2%)
	1st Source Corp.	2,390	62,618
#	21st Century Holding Co.	400	4,572
	21st Century Insurance Group	7,000	152,600
	A.G. Edwards, Inc.	8,100	714,096
* #	Accredited Home Lenders Holding Co.	900	12,591
	Advance America Cash Advance Centers, Inc.	8,600	151,790
	Advanta Corp. Class A	1,200	55,512
	Advanta Corp. Class B Non-Voting	2,300	115,598
* #	Affiliated Managers Group, Inc.	3,550	462,210
	AFLAC, Inc.	54,100	2,859,726
	Alabama National Bancorporation	2,300	144,440
	Alfa Corp.	8,604	146,010
*	Allegheny Corp.	926	346,399
	Allstate Corp.	66,657	4,099,405
	AMBAC Financial Group, Inc.	10,900	976,749
	Amcore Financial, Inc.	2,700	80,433
	American Bancorp of New Jersey, Inc.	1,000	10,790
	American Capital Strategies, Ltd.	17,550	849,946
#	American Equity Investment Life Holding Co.	6,690	80,213
	American Express Co.	133,500	8,674,830
	American Financial Group, Inc.	13,050	465,232
	American International Group, Inc.	280,280	20,275,455
	American National Insurance Co.	500	71,970
*	American Physicians Capital, Inc.	900	36,792
	American West Bancorporation	2,033	40,335
*	AmeriCredit Corp.	12,600	334,530
	Ameriprise Financial, Inc.	25,870	1,625,929
	Ameris Bancorp	1,300	30,251
*	Amerisafe, Inc.	100	1,849
*	AmeriServe Financial, Inc.	2,300	10,028
	Anchor Bancorp Wisconsin, Inc.	2,700	77,301
#	AON Corp.	33,200	1,424,944
*	Argonaut Group, Inc.	2,100	69,573
*	Asset Acceptance Capital Corp.	2,200	42,240
#	Associated Banc-Corp	14,314	472,505
	Assurant, Inc.	13,600	808,520
#	ASTA Funding, Inc.	1,700	71,757
	Astoria Financial Corp.	10,850	289,261
	Atlantic Coast Federal Corp.	1,799	34,343
	BancFirst Corp.	1,900	82,023

	BancorpSouth, Inc.	8,898	222,806
	Bank of America Corp.	480,828	24,382,788
#	Bank of Granite Corp.	1,600	25,936
	Bank of Hawaii Corp.	5,500	294,305
	Bank of New York Co., Inc.	82,900	3,362,424
#	Bank of the Ozarks, Inc.	1,700	48,824
	BankAtlantic Bancorp, Inc. Class A	5,300	50,244
	BankFinancial Corp.	1,600	26,336
#	BankUnited Financial Corp. Class A	3,200	73,344
	Banner Corp.	1,300	46,826
	BB&T Corp.	58,322	2,455,939
	Bear Stearns Companies, Inc.	12,410	1,861,004
	Berkley (W.R.) Corp.	20,330	669,670
	Berkshire Hills Bancorp, Inc.	600	19,734
	Blackrock, Inc.	12,610	1,936,139
	BOK Financial Corp.	7,629	414,102
	Boston Private Financial Holdings, Inc.	4,400	124,564
	Brooke Corp.	1,400	18,900
	Brookline Bancorp, Inc.	3,900	46,566
	Brown & Brown, Inc.	13,900	362,234
	Camden National Corp.	900	34,470
	Capital Corp. of the West	1,100	27,115
	Capital One Financial Corp.	41,967	3,348,127
	Capital Southwest Corp.	405	69,943
#	Capitol Bancorp, Ltd.	1,800	51,984
	Capitol Federal Financial	8,389	322,893
	Cardinal Financial Corp.	1,800	17,658
	Cash America International, Inc.	3,700	153,513
* #	Cash Systems, Inc.	2,400	15,144
#	Cathay General Bancorp	5,652	191,490
* #	CB Richard Ellis Group, Inc.	25,000	930,500
*	Centennial Bank Holdings, Inc.	1,700	14,892
	Center Bancorp, Inc.	1,365	21,021
	Center Financial Corp.	1,700	29,274
	Central Pacific Financial Corp.	2,900	98,397
	Chemical Financial Corp.	2,676	71,958
#	Chittenden Corp.	5,650	164,754
	Chubb Corp.	44,600	2,447,202
	Cincinnati Financial Corp.	18,671	848,037
	CIT Group, Inc.	20,700	1,240,551
	Citigroup, Inc.	528,584	28,802,542
	Citizens First Bancorp, Inc.	300	6,792
	Citizens Republic Bancorp, Inc.	6,914	131,643
* #	Citizens, Inc.	5,015	38,866
	City Holding Co.	2,200	83,842
#	City National Corp.	5,300	410,432
	Civitas BankGroup, Inc.	200	1,858
	CNA Financial Corp.	29,700	1,509,354
*	CNA Surety Corp.	5,300	108,332
	CoBiz, Inc.	600	11,094
	Cohen & Steers, Inc.	4,300	223,557
	Columbia Banking System, Inc.	1,855	56,281

	Comerica, Inc.	17,400	1,093,242
	Commerce Bancorp, Inc.	20,100	693,852
	Commerce Bancshares, Inc.	7,615	359,428
	Commerce Group, Inc.	7,200	245,448
	Community Bank System, Inc.	2,187	44,965
	Community Banks, Inc.	200	6,344
	Community Trust Bancorp, Inc.	1,600	54,336
	Compass Bancshares, Inc.	13,500	945,000
* #	CompuCredit Corp.	5,300	195,146
*	Conseco, Inc.	8,800	173,448
#	Consolidated-Tokoma Land Co.	600	44,700
*	Consumer Portfolio Services, Inc.	1,800	10,872
#	Corus Bankshares, Inc.	4,788	87,094
	Countrywide Financial Corp.	62,598	2,437,566
* #	Cowen Group, Inc.	2,000	35,660
*	Crescent Financial Corp.	440	5,029
	Cullen Frost Bankers, Inc.	6,400	340,288
#	CVB Financial Corp.	8,913	101,786
*	Dearborn Bancorp, Inc.	105	1,730
	Delphi Financial Group, Inc. Class A	5,000	214,700
#	Delta Financial Corp.	3,283	43,007
	Dime Community Bancshares	4,500	60,750
*	Dollar Financial Corp.	100	3,056
	Donegal Group, Inc. Class A	1,800	27,486
#	Downey Financial Corp.	3,000	218,370
* #	E*TRADE Financial Corp.	45,200	1,082,540
	East West Bancorp, Inc.	6,500	263,510
	Eaton Vance Corp.	14,200	623,238
	EMC Insurance Group, Inc.	1,000	25,350
* #	Encore Capital Group, Inc.	1,400	16,898
#	Enterprise Financial Services Corp.	600	14,550
	Erie Indemnity Co.	6,094	339,314
	F.N.B. Corp.	7,225	120,730
	FBL Financial Group, Inc. Class A	3,200	123,136
	Federal Agriculture Mortgage Corporation Class C	300	8,817
	Federal National Mortgage Association	105,517	6,744,647
	Federated Investors, Inc.	11,700	455,598
	Fidelity National Financial, Inc.	25,299	709,384
	Fidelity Southern Corp.	1,000	17,930
	Fifth Third Bancorp	59,942	2,539,143
#	Financial Federal Corp.	3,450	93,805
	Financial Institutions, Inc.	50	1,013
*	First Acceptance Corp.	6,100	62,220
	First American Corp.	10,700	572,985
#	First Bancorp	1,900	37,050
	First Busey Corp.	2,200	44,066
*	First Cash Financial Services, Inc.	4,000	99,720
	First Charter Corp.	3,300	72,534
	First Citizens BancShares, Inc.	100	19,374
#	First Commonwealth Financial Corp.	7,100	80,301
#	First Community Bancorp	3,500	197,680
	First Community Bancshares, Inc.	1,100	34,419

	First Financial Bancorp	4,200	61,824
	First Financial Bankshares, Inc.	2,300	93,242
	First Financial Corp.	1,200	34,476
	First Financial Holdings, Inc.	1,300	42,913
	First Horizon National Corp.	13,500	543,915
	First Indiana Corp.	1,825	38,361
#	First Marblehead Corp.	10,350	385,641
	First Merchants Corp.	1,745	42,491
	First Midwest Bancorp, Inc.	5,600	206,024
	First Niagara Financial Group, Inc.	10,285	141,110
	First Place Financial Corp.	1,100	23,001
*	First Regional Bancorp	1,300	33,397
	First Republic Bank	2,850	154,327
	First State Bancorporation	1,900	42,028
*	FirstCity Financial Corp.	100	937
* #	FirstFed Financial Corp.	1,870	120,559
	FirstMerit Corp.	5,100	109,803
	Flagstar Bancorp, Inc.	4,100	52,726
	Flushing Financial Corp.	2,100	34,545
	FNB United Corp.	200	3,238
	Forest City Enterprises, Inc. Class A	600	42,060
	Forest City Enterprises, Inc. Class B	300	21,141
*	FPIC Insurance Group, Inc.	1,000	46,380
* #	Franklin Bank Corp.	1,800	29,682
#	Franklin Resources, Inc.	27,400	3,719,276
#	Fremont General Corp.	6,000	79,500
#	Frontier Financial Corp.	4,600	106,996
	Fulton Financial Corp.	19,204	292,861
	Gallagher (Arthur J.) & Co.	10,900	320,460
	GAMCO Investors, Inc.	1,148	59,214
	Gateway Financial Holdings, Inc.	1,300	18,811
#	GB&T Bancshares, Inc.	700	11,641
	German American Bancorp, Inc.	900	12,438
*	GFI Group, Inc.	600	44,700
	Glacier Bancorp, Inc.	6,234	133,408
	Great American Financial Resources, Inc.	400	9,596
*	Great Lakes Bancorp, Inc.	60	846
	Great Southern Bancorp, Inc.	1,495	41,337
	Greater Bay Bancorp	5,400	150,714
	Greene Bancshares, Inc.	1,000	34,990
#	Greenhill & Co., Inc.	3,100	223,200
*	Grubb & Ellis Co.	2,600	32,916
	Hancock Holding Co.	3,400	134,436
	Hanmi Financial Corp.	5,000	87,350
	Hanover Insurance Group, Inc.	5,500	268,345
	Harleysville Group, Inc.	2,900	87,754
	Harleysville National Corp.	3,059	49,464
	Hartford Financial Services Group, Inc.	33,100	3,414,927
	HCC Insurance Holdings, Inc.	12,050	396,565
	Heartland Financial USA, Inc.	500	12,045
#	Hercules Technology Growth Capital, Inc.	2,514	36,352
	Heritage Commerce Corp.	1,300	31,694

	Heritage Financial Group	1,185	18,853
	Hilb Rogal Hamilton Co.	4,600	199,594
	Horace Mann Educators Corp.	2,800	62,496
	Horizon Financial Corp.	2,100	47,334
#	Hudson City Bancorp, Inc.	60,655	800,039
	Huntington Bancshares, Inc.	25,100	563,746
	IBERIABANK Corp.	1,025	52,408
	Independence Holding Co.	900	19,899
	Independent Bank Corp. MA	1,500	44,445
	Independent Bank Corp. MI	2,263	39,127
#	IndyMac Bancorp, Inc.	6,600	221,628
	Infinity Property & Casualty Corp.	800	42,264
	Integra Bank Corp.	1,800	40,986
	International Bancshares Corp.	8,140	218,559
	International Securities Exchange Holdings, Inc.	4,100	266,664
	Intervest Bancshares Corp.	800	19,816
*	Investment Technology Group, Inc.	4,270	173,575
	Investors Financial Services Corp.	6,300	387,576
	Irwin Financial Corp.	2,000	31,800
	ITLA Capital Corp.	300	16,482
#	Janus Capital Group, Inc.	20,100	556,368
	Jefferies Group, Inc.	13,000	398,320
	Jones Lang LaSalle, Inc.	4,200	490,140
	JPMorgan Chase & Co.	373,032	19,334,249
	KeyCorp	43,020	1,531,942
	K-Fed Bancorp	1,644	31,236
	KNBT Bancorp, Inc.	1,900	28,823
* #	Knight Capital Group, Inc.	11,500	199,065
#	Lakeland Bancorp, Inc.	800	11,216
	Lakeland Financial Corp.	600	13,200
	LandAmerica Financial Group, Inc.	2,040	189,088
	Legacy Bancorp, Inc.	1,100	16,511
	Legg Mason, Inc.	13,770	1,391,183
	Lehman Brothers Holdings, Inc.	56,490	4,145,236
#	Leucadia National Corp.	23,300	835,072
	Lincoln National Corp.	29,707	2,153,757
#	LNB Bancorp, Inc.	240	3,809
	Loews Corp.	90,356	4,610,867
	M&T Bank Corp.	11,910	1,315,221
	Macatawa Bank Corp.	1,686	26,407
	MAF Bancorp, Inc.	4,100	220,908
	MainSource Financial Group, Inc.	2,500	42,875
*	Markel Corp.	1,100	542,300
*	MarketAxess Holdings, Inc.	100	1,767
*	Marlin Business Services, Inc.	1,500	30,885
	Marsh & McLennan Companies, Inc.	60,000	1,969,800
	Marshall & Ilsley Corp.	28,327	1,359,413
	MB Financial, Inc.	4,450	157,352
	MBIA, Inc.	14,400	958,320
#	MBT Financial Corp.	700	9,611
	MCG Capital Corp.	8,000	141,120
*	Meadowbrook Insurance Group, Inc.	300	3,276

	Medallion Financial Corp.	1,000	11,430
#	Mellon Financial Corp.	42,600	1,845,858
	Mercantile Bank Corp.	105	2,886
	Mercer Insurance Group, Inc.	100	1,865
	Mercury General Corp.	6,000	336,540
	Merrill Lynch & Co., Inc.	95,300	8,837,169
	MetLife, Inc.	81,600	5,548,800
	MGIC Investment Corp.	8,800	572,000
	Midland Co.	100	4,450
#	Midwest Banc Holdings, Inc.	2,500	40,125
#	Moody’s Corp.	30,800	2,145,220
	Morgan Stanley	114,940	9,774,498
*	Move, Inc.	16,700	70,140
	Nara Bancorp, Inc.	2,700	43,362
* #	Nasdaq Stock Market, Inc.	12,430	413,670
	National City Corp.	69,938	2,419,155
#	National Penn Bancshares, Inc.	5,224	95,286
	Nationwide Financial Services, Inc.	5,900	365,269
*	Navigators Group, Inc.	2,000	99,020
	NBT Bancorp, Inc.	4,484	101,338
	Nelnet, Inc. Class A	2,100	53,487
	New England Bancshares, Inc.	500	6,405
#	New York Community Bancorp, Inc.	34,355	600,525
	NewAlliance Bancshares, Inc.	12,900	207,948
*	Newtek Business Services, Inc.	400	780
*	NexCen Brands, Inc.	5,700	72,846
*	North Pointe Holdings Corp.	100	1,141
*	Northeast Community Bancorp, Inc.	1,300	15,821
	Northern Trust Corp.	23,920	1,556,714
#	Northwest Bancorp, Inc.	6,300	177,534
	Nuveen Investments, Inc.	8,600	471,796
	NYMAGIC, Inc.	400	16,764
*	NYSE Euronext	28,400	2,359,472
	Oak Hill Financial, Inc.	500	10,590
#	OceanFirst Financial Corp.	726	13,024
* #	Ocwen Financial Corp.	6,455	91,403
	Odyssey Re Holdings Corp.	8,200	351,616
	Ohio Casualty Corp.	6,300	271,278
	Old National Bancorp	7,240	129,234
	Old Republic International Corp.	24,592	532,663
#	Old Second Bancorp, Inc.	600	17,544
#	Omega Financial Corp.	1,192	34,055
	Pacific Capital Bancorp	5,233	134,697
*	Pacific Mercantile Bancorp	600	8,268
#	Park National Corp.	1,500	130,980
	Partners Trust Financial Group, Inc.	4,900	53,263
*	Patriot Capital Funding, Inc.	100	1,499
	Peapack-Gladstone Financial Corp.	1,170	33,322
	Peoples Bancorp, Inc. OH	1,000	27,610
	People’s United Financial, Inc.	32,802	662,272
	PFF Bancorp, Inc.	2,460	73,825
*	Philadelphia Consolidated Holding Corp.	7,900	325,480

* #	Pico Holdings, Inc.	2,400	112,824
*	Pinnacle Financial Partners, Inc.	1,700	50,235
*	Piper Jaffray Companies, Inc.	1,004	67,168
*	PMA Capital Corp. Class A	1,000	10,640
	PMI Group, Inc.	9,000	444,960
	PNC Financial Services Group, Inc.	35,376	2,610,749
#	Portfolio Recovery Associates, Inc.	1,800	106,560
	Presidential Life Corp.	1,100	20,086
	Principal Financial Group, Inc.	29,200	1,775,360
	PrivateBancorp, Inc.	800	26,832
* #	ProAssurance Corp.	3,800	214,776
	ProCentury Corp.	1,600	30,464
#	Progressive Corp.	71,300	1,643,465
	Prosperity Bancshares, Inc.	4,800	166,272
	Protective Life Corp.	7,500	375,225
	Provident Bankshares Corp.	3,086	103,227
	Provident Financial Holdings, Inc.	100	2,483
	Provident Financial Services, Inc.	6,100	102,480
	Provident New York Bancorp	5,330	73,074
	Prudential Financial, Inc.	51,300	5,233,626
	Radian Group, Inc.	7,400	458,060
	Rainier Pacific Financial Group, Inc.	700	14,280
	Raymond James Financial, Inc.	13,322	443,756
	Regions Financial Corp.	74,352	2,652,136
	Reinsurance Group of America, Inc.	6,500	406,120
	Renasant Corp.	1,800	43,776
	Republic Bancorp, Inc. Class A	105	2,002
	Resource America, Inc.	2,300	54,165
*	Rewards Network, Inc.	1,700	6,647
	Riverview Bancorp, Inc.	1,700	23,732
	RLI Corp.	2,900	166,605
	Rome Bancorp, Inc.	800	9,984
#	S&T Bancorp, Inc.	2,917	95,561
#	S.Y. Bancorp, Inc.	1,530	38,219
	SAFECO Corp.	12,100	759,275
	Sanders Morris Harris Group, Inc.	718	9,829
	Sandy Spring Bancorp, Inc.	1,600	51,408
	Schwab (Charles) Corp.	139,500	3,134,565
*	Seabright Insurance Holdings	400	7,156
	Seacoast Banking Corp. of Florida	2,000	46,520
	Security Bank Corp.	100	2,056
	SEI Investments Co.	11,160	688,907
	Selective Insurance Group, Inc.	7,200	197,064
#	Sierra Bancorp	1,000	27,830
	Simmons First National Corp. Class A	1,379	38,902
	Sky Financial Group, Inc.	8,300	228,250
	SLM Corp.	20,000	1,124,200
	South Financial Group, Inc.	7,001	166,624
	Southern Community Financial Corp.	1,600	15,184
	Southwest Bancorp, Inc.	1,400	34,398
	Sovereign Bancorp, Inc.	51,925	1,206,737
	StanCorp Financial Group, Inc.	6,100	310,246

	State Auto Financial Corp.	4,440	137,374
	State Bancorp, Inc.	1,892	34,151
#	State Street Corp.	36,320	2,479,566
	Sterling Bancorp	1,824	29,239
	Sterling Bancshares, Inc.	6,600	75,834
	Sterling Financial Corp.	4,711	142,461
#	Sterling Financial Corp. (PA)	3,585	35,420
	Stewart Information Services Corp.	1,875	74,287
* #	Stifel Financial Corp.	1,700	102,357
	Student Loan Corp.	2,372	486,853
	Suffolk Bancorp	1,000	30,670
*	Sun American Bancorp	200	2,360
*	Sun Bancorp, Inc.	2,313	41,148
	SunTrust Banks, Inc.	37,727	3,368,644
* #	Superior Bancorp	3,900	39,741
#	Susquehanna Bancshares, Inc.	5,100	109,803
*	SVB Financial Group	3,900	206,973
	SWS Group, Inc.	3,600	86,904
	Synergy Financial Group, Inc.	1,300	17,758
	Synovus Financial Corp.	35,900	1,186,854
	T. Rowe Price Group, Inc.	30,220	1,551,797
	Taylor Capital Group, Inc.	1,300	39,195
	TCF Financial Corp.	13,800	389,574
* #	TD Ameritrade Holding Corp.	63,600	1,305,708
* #	Tejon Ranch Co.	1,800	88,686
* #	Temecula Valley Bancorp, Inc.	700	13,377
*	The Bancorp, Inc.	1,500	32,190
	The Colonial BancGroup, Inc.	16,300	411,412
	The Goldman Sachs Group, Inc.	45,900	10,594,638
	The Phoenix Companies, Inc.	4,100	64,534
#	The St. Joe Corp.	8,000	418,720
	The Travelers Companies, Inc.	73,507	3,981,874
	TierOne Corp.	1,800	56,322
	Tompkins County Trustco, Inc.	1,040	38,792
	Torchmark Corp.	10,700	750,177
	Tower Group, Inc.	400	12,664
*	Tradestation Group, Inc.	5,400	64,368
	Transatlantic Holdings, Inc.	7,075	506,994
*	Triad Guaranty, Inc.	1,100	49,049
	Trico Bancshares	1,700	38,505
	TrustCo Bank Corp. NY	6,600	64,086
	Trustmark Corp.	6,249	168,223
	U.S. Bancorp	194,300	6,718,894
	UCBH Holdings, Inc.	11,100	206,571
	UMB Financial Corp.	4,700	181,467
#	Umpqua Holdings Corp.	3,711	92,627
#	Union Bankshares Corp.	1,550	36,440
	UnionBanCal Corp.	14,800	908,424
	United Bankshares, Inc.	4,200	141,750
	United Community Banks, Inc.	4,650	141,313
	United Community Financial Corp.	2,100	22,218
	United Financial Bancorp, Inc.	2,099	32,094

	United Fire & Casualty Co.	2,800	109,620
*	United PanAm Financial Corp.	873	13,706
*	United Western Bancorp, Inc.	800	20,192
	Unitrin, Inc.	7,700	377,146
*	Universal American Financial Corp.	5,671	120,395
	Univest Corporation of Pennsylvania	1,400	32,900
	Unum Group	37,900	1,005,866
	USB Holding Co., Inc.	2,300	46,322
	Valley National Bancorp	13,204	323,386
#	Vineyard National Bancorp Co.	500	12,200
* #	Virginia Commerce Bancorp, Inc.	2,585	47,228
	Wachovia Corp.	205,721	11,148,021
	Waddell & Reed Financial, Inc.	9,100	236,054
	Washington Federal, Inc.	9,902	248,342
	Washington Mutual, Inc.	99,671	4,357,616
	Washington Trust Bancorp, Inc.	1,408	34,285
	Webster Financial Corp.	6,500	292,435
	Wells Fargo & Co.	371,300	13,400,217
	Wesbanco, Inc.	2,232	69,973
	Wesco Financial Corp.	60	25,860
	West Bancorporation	1,650	24,519
	West Coast Bancorp	1,700	52,479
#	Westamerica Bancorporation	2,800	129,640
*	Western Alliance Bancorp	2,800	87,332
	Whitney Holding Corp.	7,500	232,800
	Willow Financial Bancorp, Inc.	210	2,562
	Wilmington Trust Corp.	7,700	328,867
	Wilshire Bancorp, Inc.	3,100	39,494
	Wilshire Enterprises, Inc.	400	2,280
	Wintrust Financial Corp.	2,150	98,663
*	World Acceptance Corp.	1,900	80,522
	Yardville National Bancorp	1,100	39,600
	Zenith National Insurance Corp.	4,100	198,317
	Zions Bancorporation	11,917	958,842
*	ZipRealty, Inc.	500	3,750
Total Financials			342,956,255

Health Care — (11.1%)
*	Abaxis, Inc.	2,500	57,225
	Abbott Laboratories	164,660	9,278,591
* #	Abiomed, Inc.	2,900	32,364
* #	Abraxis Bioscience, Inc.	17,450	429,619
*	Acadia Pharmaceuticals, Inc.	4,000	51,160
*	Accelrys, Inc.	3,600	23,040
* #	Advanced Magnetics, Inc.	1,600	100,912
*	Advanced Medical Optics, Inc.	3,581	125,693
* #	Advancis Pharmaceutical Corp.	2,100	6,300
* #	ADVENTRX Pharmaceuticals, Inc.	300	846
	Aetna, Inc.	55,740	2,950,318
*	Affymetrix, Inc.	7,800	202,644
*	Air Methods Corp.	1,400	49,448
* #	Akorn, Inc.	7,800	54,678

*	Albany Molecular Research, Inc.	2,800	39,844
* #	Alexion Pharmaceuticals, Inc.	3,900	189,423
* #	Align Technology, Inc.	7,700	175,483
* #	Alkermes, Inc.	9,500	152,570
	Allergan, Inc.	17,100	2,129,463
*	Alliance Imaging, Inc.	5,700	49,932
*	Allied Healthcare International, Inc.	5,200	15,652
*	Allion Healthcare, Inc.	200	1,000
* #	Allos Therapeutics, Inc.	9,100	52,598
* #	Allscripts Healthcare Solutions, Inc.	5,700	139,992
* #	Alnylam Pharmaceuticals, Inc.	5,000	82,000
#	Alpharma, Inc. Class A	4,600	111,780
*	Amedisys, Inc.	3,234	120,628
*	America Services Group, Inc.	1,200	22,236
*	American Dental Partners, Inc.	1,437	37,103
* #	American Medical Systems Holdings, Inc.	8,300	155,708
*	AMERIGROUP Corp.	5,800	147,900
	AmerisourceBergen Corp.	21,600	1,106,352
*	Amgen, Inc.	112,360	6,329,239
*	AMICAS, Inc.	2,500	7,850
*	AMN Healthcare Services, Inc.	3,400	76,568
*	Amsurg Corp.	3,450	84,905
*	Amylin Pharmaceuticals, Inc.	11,090	512,913
	Analogic Corp.	1,900	125,400
*	Anesiva, Inc.	2,800	21,140
*	Anika Therapeutics, Inc.	1,588	21,597
* #	Antigenics, Inc.	5,200	14,612
	Applera Corp. - Applied Biosystems Group	22,300	633,097
*	Applera Corp. - Celera Group	9,600	128,160
* #	Apria Healthcare Group, Inc.	5,000	144,800
* #	Arcadia Resources, Inc.	6,100	9,028
* #	Arena Pharmaceuticals, Inc.	7,400	102,860
* #	Ariad Pharmaceuticals, Inc.	6,000	32,580
*	Arqule, Inc.	6,700	60,166
*	Array BioPharma, Inc.	4,400	54,692
	Arrhythmia Research Technology, Inc.	400	5,356
	Arrow International, Inc.	4,800	184,320
* #	Arthrocare Corp.	3,100	136,617
*	Aspect Medical Systems, Inc.	1,900	30,761
* #	AtheroGenics, Inc.	2,800	6,692
*	AtriCure, Inc.	100	990
*	ATS Medical, Inc.	700	1,134
*	Avalon Pharmaceuticals, Inc.	200	1,060
* #	AVANIR Pharmaceuticals Class A	1,100	3,806
* #	AVI BioPharma, Inc.	4,700	14,335
*	Avigen, Inc.	2,900	19,459
	Bard (C.R.), Inc.	10,700	903,187
*	Barr Laboratories, Inc.	11,225	598,517
*	Barrier Therapeutics, Inc.	3,400	22,202
	Bausch & Lomb, Inc.	5,900	400,610
	Baxter International, Inc.	72,400	4,115,216
	Beckman Coulter, Inc.	6,800	444,720

	Becton Dickinson & Co.	27,000	2,058,750
*	Bentley Pharmaceuticals, Inc.	2,200	26,092
* #	BioCryst Pharmaceuticals, Inc.	2,897	23,176
* #	Bioenvision, Inc.	2,200	12,430
*	Biogen Idec, Inc.	36,375	1,899,503
*	Bio-Imaging Technologies, Inc.	700	4,865
* #	BioLase Technology, Inc.	2,300	13,800
* #	BioMarin Pharmaceutical, Inc.	11,250	200,700
	Biomet, Inc.	16,000	697,920
*	Bio-Reference Laboratories, Inc.	1,400	36,456
* #	BioSante Pharmaceuticals, Inc.	2,100	14,322
*	BioScrip, Inc.	5,400	22,626
*	Biosite, Inc.	1,700	156,264
*	BioSphere Medical, Inc.	2,293	17,794
*	Boston Scientific Corp.	153,903	2,411,660
*	Bovie Medical Corp.	2,244	16,112
*	Bradley Pharmaceuticals, Inc.	2,200	48,576
	Bristol-Myers Squibb Co.	219,647	6,657,501
*	Bruker BioSciences Corp.	12,300	105,042
* #	BSD Medical Corp.	2,800	22,260
*	Caliper Life Sciences, Inc.	4,474	20,580
	Cambrex Corp.	3,000	37,290
*	Candela Corp.	2,400	26,976
*	Cantel Medical Corp.	2,144	38,056
*	Capital Senior Living Corp.	900	10,008
*	Caraco Pharmaceutical Laboratories, Ltd.	3,200	49,472
*	Cardiac Science Corp.	2,585	27,168
	Cardinal Health, Inc.	43,822	3,175,342
*	Celgene Corp.	41,200	2,523,088
* #	Cell Genesys, Inc.	6,300	27,216
* #	Cell Therapeutics, Inc.	425	2,104
*	Centene Corp.	5,500	126,445
* #	Cephalon, Inc.	7,020	582,730
* #	Cepheid, Inc.	5,700	66,690
* #	Cerner Corp.	8,500	482,885
* #	Cerus Corp.	1,400	8,708
*	Charles River Laboratories International, Inc.	7,720	410,472
	Chemed Corp.	3,000	201,000
*	Cholestech Corp.	1,800	30,150
	Cigna Corp.	11,500	1,927,745
* #	Clinical Data, Inc.	1,000	22,200
* #	Collagenex Pharmaceuticals, Inc.	1,800	19,062
* #	Columbia Laboratories, Inc.	1,200	3,036
* #	Combinatorx, Inc.	2,600	17,550
*	Community Health Systems, Inc.	11,000	419,320
	Computer Programs & Systems, Inc.	700	23,506
* #	Conceptus, Inc.	3,300	61,314
*	Conmed Corp.	2,700	84,537
	Cooper Companies, Inc.	4,665	257,228
* #	Cortex Pharmaceuticals, Inc.	5,000	14,850
*	Corvel Corp.	1,650	45,276
*	Covance, Inc.	7,000	465,850

*	Coventry Health Care, Inc.	16,458	982,049
* #	Critical Therapeutics, Inc.	800	2,584
*	Criticare Systems, Inc.	200	728
*	Cross Country Healthcare, Inc.	4,000	69,640
* #	CryoCor, Inc.	400	2,380
*	CryoLife, Inc.	3,100	45,260
*	Cubist Pharmaceuticals, Inc.	6,400	146,880
* #	CuraGen Corp.	4,200	11,382
*	Curis, Inc.	1,800	2,502
*	Cutera, Inc.	1,400	36,680
* #	CV Therapeutics, Inc.	3,200	33,728
* #	Cyberonics, Inc.	2,300	43,194
*	Cyclacel Pharmaceuticals, Inc.	2,790	23,659
*	Cynosure, Inc. Class A	100	3,196
*	Cypress Bioscience, Inc.	3,600	54,504
* #	Cytomedix, Inc.	1,700	1,785
*	Cytori Therapeutics, Inc.	2,900	17,806
*	Cytyc Corp.	12,700	536,956
	Dade Behring Holdings, Inc.	9,500	511,670
	Datascope Corp.	1,700	62,645
*	DaVita, Inc.	11,250	621,338
* #	Dendreon Corp.	7,800	66,924
	Dentsply International, Inc.	16,800	607,152
* #	DepoMed, Inc.	5,900	25,783
* #	Digene Corp.	2,500	111,250
*	Dionex Corp.	2,100	148,890
* #	Discovery Laboratories, Inc.	7,890	26,747
* #	Diversa Corp.	5,100	33,201
*	DJO, Inc.	2,400	93,624
* #	Durect Corp.	7,300	29,200
* #	DUSA Pharmaceuticals, Inc.	1,000	3,520
*	Dyax Corp.	4,800	22,272
* #	Dynavax Technologies Corp.	3,800	18,924
* #	Edwards Lifesciences Corp.	6,600	331,320
	Eli Lilly & Co.	91,422	5,359,158
*	Elite Pharmaceuticals, Inc.	600	1,380
* #	Emageon, Inc.	100	758
* #	Emeritus Corp.	1,994	71,286
* #	Emisphere Technologies, Inc.	2,000	7,900
*	Encision, Inc.	100	340
* #	Encysive Pharmaceuticals, Inc.	3,700	14,578
* #	Endologix, Inc.	4,900	21,952
*	Enpath Medical, Inc.	1,060	15,200
* #	Enzo Biochem, Inc.	4,167	67,755
* #	Enzon Pharmaceuticals, Inc.	300	2,541
*	EPIX Pharmaceuticals, Inc.	3,600	21,204
*	eResearch Technology, Inc.	6,200	55,552
*	etrials Worldwide, Inc.	1,900	9,101
* #	ev3, Inc.	7,428	129,099
*	Exact Sciences Corp.	4,300	12,857
*	Exactech, Inc.	1,716	27,782
* #	Exelixis, Inc.	10,700	118,556

*	Express Scripts, Inc.	12,440	1,270,124
*	E-Z-EM, Inc.	1,500	25,620
* #	Five Star Quality Care, Inc.	3,400	27,744
*	Forest Laboratories, Inc.	32,000	1,622,720
*	Gene Logic, Inc.	2,900	4,234
*	Genentech, Inc.	110,400	8,806,608
*	Genesis HealthCare Corp.	1,150	78,545
* #	Genitope Corp.	3,000	10,710
*	Gen-Probe, Inc.	5,210	281,809
*	Gentiva Health Services, Inc.	4,177	85,545
* #	GenVec, Inc.	8,900	39,160
* #	Genzyme Corp.	23,468	1,514,155
* #	Geron Corp.	7,400	68,228
*	Gilead Sciences, Inc.	47,000	3,890,190
*	Greatbatch, Inc.	3,100	93,124
*	Haemonetics Corp.	3,200	158,848
*	Halozyme Therapeutics, Inc.	300	3,063
* #	Hana Biosciences, Inc.	700	1,225
*	Hanger Orthopedic Group, Inc.	1,000	11,440
*	Harvard Bioscience, Inc.	4,200	21,714
#	Health Management Associates, Inc.	26,000	286,000
*	Health Net, Inc.	13,020	743,182
* #	HealthExtras, Inc.	4,800	146,064
*	HealthStream, Inc.	1,400	5,152
*	HealthTronics, Inc.	2,500	12,000
* #	Healthways, Inc.	4,100	191,142
* #	Hemispherx Biopharma, Inc.	2,100	3,318
*	HemoSense, Inc.	600	5,208
	Hillenbrand Indutries, Inc.	6,900	456,780
* #	Hi-Tech Pharmacal Co., Inc.	1,200	14,160
* #	HLTH Corp.	33,500	505,515
*	HMS Holdings Corp.	2,500	51,275
* #	Hollis-Eden Pharmaceuticals, Inc.	1,600	4,064
* #	Hologic, Inc.	5,900	319,131
	Hooper Holmes, Inc.	6,600	23,958
*	Horizon Health Corp.	100	2,001
*	Hospira, Inc.	16,420	654,173
* #	Human Genome Sciences, Inc.	14,000	148,260
*	Humana, Inc.	18,100	1,123,105
*	ICU Medical, Inc.	1,750	70,263
*	Idera Pharmaceuticals, Inc.	2,400	20,424
*	IDEXX Laboratories, Inc.	2,928	258,513
* #	IDM Pharma, Inc.	1,500	4,935
* #	I-Flow Corp.	2,400	37,632
* #	Illumina, Inc.	7,041	229,748
*	ImClone Systems, Inc.	7,808	322,627
* #	Immtech International, Inc.	1,700	12,206
*	Immucor, Inc.	7,656	241,776
*	ImmunoGen, Inc.	5,000	28,150
* #	Immunomedics, Inc.	7,700	41,041
* #	IMPATH Bankruptcy Liquidating Trust	1,000	1,260
*	IMPATH, Inc.	1,000	—

*	Impax Laboratories, Inc.	600	6,894
	IMS Health, Inc.	19,200	627,840
* #	Incyte Corp.	9,600	68,064
*	Indevus Pharmaceuticals, Inc.	8,000	59,200
*	Infinity Pharmaceuticals, Inc.	1,100	11,880
* #	Inovio Biomedical Corp.	4,295	15,677
* #	Inspire Pharmaceuticals, Inc.	6,000	35,580
* #	Integra LifeSciences Holdings	2,900	148,828
*	IntegraMed America, Inc.	641	7,429
*	Interleukin Genetics, Inc.	300	720
* #	InterMune, Inc.	4,100	109,019
* #	Interpharm Holdings, Inc.	1,114	1,626
* #	Introgen Therapeutics, Inc.	6,700	29,346
* #	Intuitive Surgical, Inc.	3,600	495,468
	Invacare Corp.	1,100	19,525
*	Inventiv Health, Inc.	3,500	131,810
*	Invitrogen Corp.	5,000	362,200
*	Iridex Corp.	300	1,653
*	IRIS International, Inc.	1,900	26,182
* #	Isis Pharmaceuticals, Inc.	8,100	81,486
* #	Isolagen, Inc.	3,600	16,380
* #	Ista Pharmaceuticals, Inc.	2,620	20,908
* #	I-Trax, Inc.	5,200	23,348
*	IVAX Diagnostics, Inc.	300	342
*	Javelin Pharmaceuticals, Inc.	5,600	40,264
	Johnson & Johnson	313,700	19,847,799
*	Kendle International, Inc.	1,600	55,248
*	Kensey Nash Corp.	1,300	30,329
* #	Keryx Biopharmaceuticals, Inc.	5,000	54,650
*	Kindred Healthcare, Inc.	5,200	166,400
* #	Kinetic Concepts, Inc.	7,340	368,321
*	King Pharmaceuticals, Inc.	26,200	556,488
*	Kosan Biosciences, Inc.	5,007	31,043
*	K-V Pharmaceutical Co. Class A	4,150	112,050
* #	Kyphon, Inc.	5,120	243,149
* #	La Jolla Pharmaceutical Co.	5,000	26,850
*	Laboratory Corp. of America Holdings	14,100	1,110,234
	Landauer, Inc.	1,100	54,648
*	Langer, Inc.	1,756	8,956
*	Lannet Co., Inc.	1,100	7,216
#	LCA-Vision, Inc.	2,150	97,288
*	Lexicon Pharmaceuticals, Inc.	8,700	28,362
*	Lifecell Corp.	4,200	118,230
*	Lifecore Biomedical, Inc.	1,700	29,988
* #	LifePoint Hospitals, Inc.	612	24,841
	Ligand Pharmaceuticals, Inc. Class B	375	2,479
*	Lincare Holdings, Inc.	10,172	407,795
*	Luminex Corp.	3,634	45,098
*	Magellan Health Services, Inc.	4,800	215,040
* #	Mannkind Corp.	5,200	59,176
#	Manor Care, Inc.	8,400	571,200
* #	Martek Biosciences Corp.	3,300	69,069

* #	Matria Healthcare, Inc.	2,250	72,000
*	Matrixx Initiatives, Inc.	700	14,007
*	Maxygen, Inc.	4,600	46,782
	McKesson Corp.	32,200	2,032,786
* #	Medarex, Inc.	14,500	231,855
*	MedCath Corp.	2,800	92,400
*	Medco Health Solutions, Inc.	30,630	2,381,789
*	Medical Action Industries, Inc.	1,650	33,330
*	Medical Staffing Network Holdings, Inc.	600	3,552
#	Medicis Pharmaceutical Corp. Class A	5,900	194,700
*	Medimmune, Inc.	26,922	1,558,245
*	MEDTOX Scientific, Inc.	1,100	27,060
	Medtronic, Inc.	125,900	6,694,103
* #	Memory Pharmaceuticals Corp.	7,200	20,736
*	Memry Corp.	400	708
#	Mentor Corp.	5,000	202,200
	Merck & Co., Inc.	240,400	12,608,980
	Meridian Bioscience, Inc.	4,275	90,288
*	Merit Medical Systems, Inc.	2,911	33,331
* #	Metabasis Therapeutics, Inc.	3,400	26,996
*	Metropolitan Health Networks, Inc.	3,900	7,020
*	MGI Pharma, Inc.	9,200	196,696
* #	Micromet, Inc.	2,750	7,563
*	Microtek Medical Holdings, Inc.	1,300	5,954
* #	Millennium Pharmaceuticals, Inc.	34,400	373,928
* #	Millipore Corp.	5,710	426,937
*	Minrad International, Inc.	5,300	32,065
*	Molina Healthcare, Inc.	1,700	54,349
* #	Momenta Pharmaceuticals, Inc.	2,200	28,776
* #	Monogram Biosciences, Inc.	540	983
*	MTS Medication Technologies	1,095	14,268
*	MWI Veterinary Supply, Inc.	100	3,856
	Mylan Laboratories, Inc.	9,825	194,240
* #	Myriad Genetics, Inc.	4,500	171,315
* #	Nabi Biopharmaceuticals	6,800	34,952
* #	Nastech Pharmaceutical Co., Inc.	2,200	26,488
	National Healthcare Corp.	1,400	74,550
*	National Medical Health Card Systems, Inc.	400	6,592
* #	Natus Medical, Inc.	2,200	34,474
* #	Nektar Therapeutics	4,100	46,494
*	Neogen Corp.	1,300	35,594
* #	Neopharm, Inc.	1,000	1,390
* #	Neose Technologies, Inc.	4,800	12,720
* #	Neurocrine Biosciences, Inc.	5,200	60,424
*	Neurogen Corp.	5,300	40,969
* #	Neurometric, Inc.	1,300	11,713
* #	NitroMed, Inc.	5,696	13,670
*	NMT Medical, Inc.	900	12,105
* #	Northfield Laboratories, Inc.	2,800	4,340
*	NovaMed, Inc.	1,500	10,035
* #	Novavax, Inc.	5,300	15,423
*	Noven Pharmaceuticals, Inc.	2,800	65,660

*	Nutraceutical International Corp.	1,500	24,525
* #	NuVasive, Inc.	3,900	101,244
* #	Nuvelo, Inc.	2,243	8,254
*	Odyssey Healthcare, Inc.	3,250	42,153
	Omnicare, Inc.	9,000	336,780
*	Omnicell, Inc.	3,100	69,781
*	Onyx Pharmaceuticals, Inc.	5,300	158,576
#	Option Care, Inc.	3,550	53,499
*	OraSure Technologies, Inc.	4,300	32,938
*	Orchid Cellmark, Inc.	4,500	23,040
*	OSI Pharmaceuticals, Inc.	6,300	237,888
*	Osteotech, Inc.	2,000	14,640
	Owens & Minor, Inc.	4,500	159,750
*	Oxigene, Inc.	4,200	19,194
* #	Pain Therapeutics, Inc.	4,700	39,574
* #	Palatin Technologies, Inc.	2,000	3,880
* #	Palomar Medical Technologies, Inc.	2,000	77,780
* #	Panacos Pharmaceuticals, Inc.	3,500	14,630
*	Par Pharmaceutical Companies, Inc.	4,300	126,033
*	Parexel International Corp.	3,100	124,682
*	Patterson Companies, Inc.	14,900	559,048
*	PDI, Inc.	800	8,392
* #	PDL BioPharma, Inc.	13,000	357,630
*	Pediatric Services of America, Inc.	300	4,755
* #	Pediatrix Medical Group, Inc.	5,300	305,386
* #	Penwest Pharmaceuticals Co.	2,500	32,500
	PerkinElmer, Inc.	14,000	371,140
	Perrigo Co.	10,467	204,735
	Pfizer, Inc.	756,692	20,801,463
	Pharmaceutical Products Development Service, Inc.	11,400	416,100
*	Pharmanet Development Group, Inc.	2,150	69,037
*	Pharmion Corp.	3,600	104,436
	PolyMedica Corp.	2,700	109,782
*	Possis Medical, Inc.	1,900	22,363
*	Pozen, Inc.	3,300	52,107
*	Progenics Pharmaceuticals, Inc.	2,900	62,031
*	Providence Service Corp.	1,300	35,061
* #	ProxyMed, Inc.	700	1,855
* #	PSS World Medical, Inc.	7,300	136,875
	Psychemedics Corp.	688	13,175
*	Psychiatric Solutions, Inc.	5,900	230,218
* #	QuadraMed Corp.	5,500	17,875
	Quest Diagnostics, Inc.	19,500	955,890
* #	Quidel Corp.	3,800	55,822
* #	Quigley Corp.	100	580
* #	Radiation Therapy Services, Inc.	2,600	71,812
*	RadNet, Inc.	300	2,040
*	Regeneration Technologies, Inc.	4,018	40,381
*	Regeneron Pharmaceuticals, Inc.	6,500	145,860
*	RehabCare Group, Inc.	2,300	36,294
*	Renovis, Inc.	4,100	13,694

*	Repligen Corp.	2,199	8,554
*	Repros Therapeutics, Inc.	1,300	17,277
*	Res-Care, Inc.	3,100	64,170
*	ResMed, Inc.	8,700	392,196
*	Respironics, Inc.	9,050	399,558
*	Retractable Technologies, Inc.	1,298	3,518
* #	Rigel Pharmaceuticals, Inc.	2,100	20,454
* #	Salix Pharmaceuticals, Ltd.	5,200	69,108
* #	Sangamo BioSciences, Inc.	5,500	40,095
* #	Santarus, Inc.	1,700	9,996
* #	Savient Pharmaceuticals, Inc.	7,600	108,072
*	Schein (Henry), Inc.	9,800	524,594
	Schering-Plough Corp.	165,000	5,402,100
*	SciClone Pharmaceuticals, Inc.	6,000	16,500
* #	Sciele Pharma, Inc.	3,860	95,419
*	Seattle Genetics, Inc.	5,920	62,278
* #	Senomyx, Inc.	3,700	49,395
*	Sepracor, Inc.	10,900	530,830
* #	Sequenom, Inc.	2,200	9,548
*	SeraCare Life Sciences, Inc.	908	6,447
*	Sierra Health Services, Inc.	3,800	158,384
*	Signalife, Inc.	600	594
#	Sirona Dental Systems, Inc.	5,719	198,163
*	Somanetics Corp.	1,300	23,816
*	Sonic Innovations, Inc.	2,900	29,174
* #	SonoSite, Inc.	1,600	45,616
*	Sonus Pharmaceuticals, Inc.	600	3,444
* #	Spectranetics Corp.	3,200	30,784
* #	Spectrum Pharmaceuticals, Inc.	3,200	20,960
* #	St. Jude Medical, Inc.	36,100	1,541,109
* #	Staar Surgical Co.	1,900	8,664
* #	StemCells, Inc.	6,000	14,700
* #	Stereotaxis, Inc.	400	4,816
	Steris Corp.	7,700	231,539
*	Stratagene Corp.	50	543
*	Strategic Diagnostics, Inc.	3,489	17,026
#	Stryker Corp.	45,400	3,055,874
*	Sun Healthcare Group, Inc.	4,600	65,780
* #	Sunrise Senior Living, Inc.	5,800	227,128
*	SuperGen, Inc.	5,500	35,585
* #	SurModics, Inc.	2,100	78,792
*	Symbion, Inc.	2,200	48,136
*	Symmetry Medical, Inc.	1,000	15,330
*	Synovis Life Technologies, Inc.	1,700	23,732
* #	Tanox, Inc.	3,800	71,288
*	Techne Corp.	4,233	252,668
* #	Telik, Inc.	5,600	33,600
*	Tenet Healthcare Corp.	39,900	277,305
* #	Tercica, Inc.	4,700	31,443
*	The Medicines Co.	5,500	107,305
*	Thermo Fisher Scientific, Inc.	45,016	2,457,874
*	Third Wave Technologies, Inc.	4,800	27,936

* #	Thoratec Corp.	6,000	118,860
*	Titan Pharmaceuticals, Inc.	5,800	12,354
*	Torreypines Therapeutics, Inc.	200	1,410
*	Triad Hospitals, Inc.	8,600	460,186
* #	Trimeris, Inc.	1,500	10,605
*	TriZetto Group, Inc.	5,400	100,062
*	U.S. Physical Therapy, Inc.	1,400	19,446
* #	United Therapeutics Corp.	2,500	164,975
	UnitedHealth Group, Inc.	144,304	7,903,530
	Universal Health Services, Inc.	5,700	352,203
*	Uroplasty, Inc.	1,745	7,381
	Utah Medical Products, Inc.	34	1,078
#	Valeant Pharmaceuticals International	6,700	105,793
*	Vanda Pharmaceuticals, Inc.	100	2,002
* #	Varian Medical Systems, Inc.	11,000	443,300
*	Varian, Inc.	3,400	200,090
*	Vascular Solutions, Inc.	2,000	18,020
*	VCA Antech, Inc.	9,300	368,094
*	Ventana Medical Systems, Inc.	4,100	210,986
* #	Vertex Pharmaceuticals, Inc.	13,400	400,124
*	ViaCell, Inc.	200	1,224
*	Viasys Healthcare, Inc.	4,362	187,348
*	Vical, Inc.	2,400	11,784
*	ViroPharma, Inc.	8,600	124,614
*	Vital Images, Inc.	1,800	49,662
	Vital Signs, Inc.	1,653	96,188
* #	Vivus, Inc.	6,900	37,605
*	Waters Corp.	12,300	741,690
*	Watson Pharmaceuticals, Inc.	11,000	339,460
*	WellCare Health Plans, Inc.	4,700	432,588
*	WellPoint, Inc.	65,371	5,321,853
	West Pharmaceutical Services, Inc.	3,400	172,924
*	Wright Medical Group, Inc.	2,200	53,592
	Wyeth	148,280	8,576,515
*	Xenoport, Inc.	2,900	127,600
*	Zila, Inc.	3,300	5,643
*	Zimmer Holdings, Inc.	24,400	2,148,664
*	Zoll Medical Corp.	2,200	49,390
* #	Zymogenetics, Inc.	7,200	118,008
Total Health Care			222,087,288

Industrials — (10.4%)
* #	3-D Systems Corp.	1,900	38,304
	3M Co.	80,300	7,063,188
	AAON, Inc.	1,500	44,565
* #	AAR Corp.	4,800	156,000
	ABM Industries, Inc.	6,200	182,962
*	ABX Air, Inc.	7,700	48,664
* #	Acco Brands Corp.	5,818	145,508
*	Accuride Corp.	800	12,576
	Aceto Corp.	1,500	13,230
	Actuant Corp.	3,100	172,453

	Acuity Brands, Inc.	4,700	285,337
	Administaff, Inc.	2,600	94,796
*	Aerosonic Corp.	100	735
* #	AGCO Corp.	10,400	450,112
* #	Airtran Holdings, Inc.	9,100	112,749
	Alamo Group, Inc.	1,100	27,929
*	Alaska Air Group, Inc.	4,300	125,388
	Albany International Corp. Class A	3,100	121,272
#	Alexander & Baldwin, Inc.	4,900	262,101
*	Alliant Techsystems, Inc.	3,850	388,850
* #	Allied Defense Group, Inc.	100	909
*	Allied Waste Industries, Inc.	40,200	541,092
* #	Amerco, Inc.	2,000	141,100
	American Ecology Corp.	1,900	41,135
*	American Reprographics Co.	1,000	30,800
* #	American Science & Engineering, Inc.	1,100	59,598
	American Standard Companies, Inc.	23,200	1,386,896
* #	American Superconductor Corp.	4,000	69,360
	American Woodmark Corp.	1,700	63,325
#	Ameron International Corp.	1,000	78,500
	Ametek, Inc.	11,850	447,219
	Ampco-Pittsburgh Corp.	500	18,940
* #	AMR Corp.	25,300	717,255
#	Amrep Corp.	700	40,810
	Angelica Corp.	1,300	32,630
*	APAC Customer Services, Inc.	6,000	18,720
	Apogee Enterprises, Inc.	3,000	73,860
	Applied Industrial Technologies, Inc.	2,475	72,419
	Applied Signal Technologies, Inc.	1,800	29,214
* #	Argon ST, Inc.	2,400	57,240
#	Arkansas Best Corp.	2,600	107,354
*	Armor Holdings, Inc.	4,000	343,720
*	Astec Industries, Inc.	2,560	110,310
* #	ASV, Inc.	3,069	53,800
*	Atlas Air Worldwide Holding, Inc.	2,600	152,438
	Avery Dennison Corp.	11,700	763,659
*	Avis Budget Group, Inc.	11,496	347,754
*	Axsys Technologies, Inc.	100	2,075
*	AZZ, Inc.	1,400	47,530
#	Badger Meter, Inc.	1,600	41,104
*	Baker (Michael) Corp.	1,199	41,054
	Baldor Electric Co.	4,700	217,986
	Barnes Group, Inc.	6,100	179,889
	Barrett Business Services, Inc.	1,400	35,154
*	BE Aerospace, Inc.	8,600	329,294
	Belden, Inc.	5,100	292,026
*	Blount International, Inc.	5,200	67,912
	BlueLinx Holdings, Inc.	100	1,141
	Boeing Co.	87,400	8,791,566
	Brady Co. Class A	5,900	219,126
#	Briggs & Stratton Corp.	4,900	159,005
*	BTU International, Inc.	2,200	28,314

*	Builders FirstSource, Inc.	4,300	71,681
	Burlington Northern Santa Fe Corp.	36,870	3,433,703
#	C&D Technologies, Inc.	1,000	6,230
	C. H. Robinson Worldwide, Inc.	18,400	996,912
	Carlisle Companies, Inc.	7,100	313,465
	Cascade Corp.	1,300	88,530
*	Casella Waste Systems, Inc. Class A	1,100	11,792
	Caterpillar, Inc.	63,300	4,974,114
*	CBIZ, Inc.	7,800	58,344
	CDI Corp.	2,500	83,600
*	CECO Environmental Corp.	1,200	14,640
*	Celadon Group, Inc.	2,550	42,101
*	Cenveo, Inc.	5,800	141,578
* #	Ceradyne, Inc.	3,075	207,778
*	ChoicePoint, Inc.	8,800	385,968
	Cintas Corp.	13,400	514,024
	CIRCOR International, Inc.	500	19,095
	Clarcor, Inc.	5,900	197,178
*	Clean Harbors, Inc.	2,300	108,077
*	Columbus McKinnon Corp.	2,000	60,000
	Comfort Systems USA, Inc.	4,200	58,800
*	Commercial Vehicle Group, Inc.	2,400	46,536
*	COMSYS IT Partners, Inc.	2,000	46,040
*	Consolidated Graphics, Inc.	1,600	116,160
* #	Continental Airlines, Inc.	10,600	425,802
#	Con-way, Inc.	4,300	243,810
*	Copart, Inc.	9,864	307,658
	Corporate Executive Board Co.	3,800	252,738
* #	Corrections Corporation of America	6,750	437,400
* #	CoStar Group, Inc.	2,000	108,520
*	Covanta Holding Corp.	17,410	431,768
*	Covenant Transport, Inc. Class A	100	1,127
*	CPI Aerostructures, Inc.	200	1,640
* #	CRA International, Inc.	1,500	79,335
	Crane Co.	7,000	305,830
	CSX Corp.	46,430	2,109,779
	Cubic Corp.	2,800	70,364
	Cummins, Inc.	11,600	1,093,068
#	Curtiss-Wright Corp.	5,100	229,857
	Danaher Corp.	35,700	2,623,950
	Deere & Co.	25,110	3,025,002
	Deluxe Corp.	5,790	252,849
*	DHB Industries, Inc.	900	4,860
	Diamond Management & Technology Consultants, Inc.	3,500	45,535
* #	Document Securities Systems, Inc.	1,600	19,424
*	Dollar Thrifty Automotive Group, Inc.	1,600	74,368
	Donaldson Co., Inc.	10,900	398,177
#	Donnelley (R.R.) & Sons Co.	23,900	1,023,398
	Dover Corp.	22,600	1,131,130
	DRS Technologies, Inc.	4,620	237,237
*	Ducommun, Inc.	1,300	32,461

*	Dynamex, Inc.	1,200	32,400
*	Dynamic Materials Corp.	1,000	36,250
#	Eagle Bulk Shipping, Inc.	4,500	100,260
	Eaton Corp.	16,600	1,556,084
#	EDO Corp.	2,600	87,282
*	EGL, Inc.	4,300	199,305
*	Electro Rent Corp.	2,900	41,789
*	EMCOR Group, Inc.	3,500	229,565
	Emerson Electric Co.	87,740	4,251,003
#	Encore Wire Corp.	2,400	69,720
* #	Energy Conversion Devices, Inc.	4,000	137,520
*	Energy Focus, Inc.	600	4,500
*	EnerSys	5,300	96,036
* #	ENGlobal Corp.	3,300	34,122
	Ennis, Inc.	3,200	76,480
*	EnPro Industries, Inc.	2,100	87,234
	Equifax, Inc.	15,049	632,509
* #	ESCO Technologies, Inc.	2,900	146,943
* #	Esterline Technologies Corp.	3,075	139,913
*	Evergreen Solar, Inc.	7,000	58,660
	Expeditors International of Washington, Inc.	23,360	1,019,898
*	Exponent, Inc.	1,600	36,800
*	ExpressJet Holdings, Inc.	4,000	24,760
#	Fastenal Co.	13,500	585,090
	Federal Signal Corp.	5,900	96,406
	FedEx Corp.	33,400	3,728,108
*	First Consulting Group, Inc.	2,800	25,340
* #	Flanders Corp.	1,783	12,677
#	Florida East Coast Industries, Inc.	3,900	326,547
*	Flow International Corp.	4,100	52,644
	Flowserve Corp.	6,800	471,988
	Fluor Corp.	7,500	780,750
#	Forward Air Corp.	3,050	103,731
#	Franklin Electric Co., Inc.	2,400	113,136
* #	FTI Consulting, Inc.	5,325	197,451
* #	FuelCell Energy, Inc.	7,800	53,820
*	Furmanite Corp.	2,900	21,170
	G & K Services, Inc. Class A	2,900	110,403
*	Gardner Denver Machinery, Inc.	5,700	234,783
	GATX Corp.	6,200	318,990
*	Gehl Co.	800	23,768
	Gencorp, Inc.	6,500	87,165
* #	General Cable Corp.	5,800	395,270
	General Dynamics Corp.	44,520	3,572,285
	General Electric Co.	1,133,189	42,585,243
* #	Genesee & Wyoming, Inc.	4,375	142,319
* #	Genlyte Group, Inc.	3,100	270,072
*	Global Cash Access, Inc.	100	1,625
	Goodrich (B.F.) Co.	14,000	832,860
	Gorman-Rupp Co.	1,375	46,338
*	GP Strategies Corp.	1,586	16,907
	Graco, Inc.	6,725	269,269

*	Graftech International, Ltd.	11,300	174,924
	Granite Construction, Inc.	4,400	301,356
#	Greenbrier Companies, Inc.	1,800	56,754
* #	Griffon Corp.	3,400	79,356
	Hardinge, Inc.	200	6,232
	Harsco Corp.	9,238	492,016
*	Hawaiian Holdings, Inc.	3,300	12,870
#	Healthcare Services Group, Inc.	3,100	86,397
#	Heartland Express, Inc.	10,192	170,920
#	Heico Corp.	1,500	64,350
	Heico Corp. Class A	1,790	64,064
*	Heidrick & Struggles International, Inc.	2,100	102,354
	Herman Miller, Inc.	7,100	255,600
* #	Hexcel Corp.	10,550	244,022
* #	Hill International, Inc.	2,800	19,712
	Hi-Shear Technology Corp.	1,200	12,504
	HNI Corp.	4,700	207,082
	Honeywell International, Inc.	88,150	5,104,767
	Horizon Lines, Inc. Class A	400	13,792
*	Hub Group, Inc. Class A	4,300	159,014
	Hubbell, Inc. Class B	4,800	270,384
*	Hudson Highland Group, Inc.	2,720	58,698
	Hunt (J.B.) Transport Services, Inc.	16,200	472,068
*	Hurco Companies, Inc.	900	42,984
*	Huttig Building Products, Inc.	2,000	16,240
* #	ICT Group, Inc.	1,400	26,390
	IDEX Corp.	8,775	330,818
*	IHS, Inc.	5,400	217,026
* #	II-VI, Inc.	3,700	102,675
	IKON Office Solutions, Inc.	13,800	201,066
	Illinois Tool Works, Inc.	61,600	3,247,552
*	Industrial Distribution Group, Inc.	100	1,136
*	Infrasource Services, Inc.	3,800	137,560
* #	Innovative Solutions & Support, Inc.	1,900	49,932
* #	Insituform Technologies, Inc. Class A	3,000	63,270
#	Insteel Industries, Inc.	1,900	34,694
*	Integrated Electrical Services, Inc.	2,000	52,960
	Interpool, Inc.	2,100	56,679
*	Intersections, Inc.	1,800	18,684
* #	Ionatron, Inc.	10,300	51,088
#	ITT Industries, Inc.	20,600	1,386,380
* #	Jacobs Engineering Group, Inc.	12,900	747,555
* #	JetBlue Airways Corp.	19,500	210,210
	Joy Global, Inc.	12,715	720,050
*	K&F Industries Holdings, Inc.	4,100	108,486
*	Kadant, Inc.	900	26,865
	Kaman Corp. Class A	1,700	49,946
*	Kansas City Southern	8,200	336,610
	Kaydon Corp.	3,400	164,050
*	KBR, Inc.	51,447	1,416,336
	Kelly Services, Inc. Class A	2,200	63,404
* #	Kenexa Corp.	2,500	97,525

	Kennametal, Inc.	3,900	299,988
*	Key Technology, Inc.	844	17,066
*	Kforce, Inc.	4,400	70,708
*	Kirby Corp.	5,630	225,313
	Knight Transportation, Inc.	9,988	187,075
	Knoll, Inc.	1,200	29,040
*	Korn/Ferry International	4,500	117,045
*	K-Tron International, Inc.	23	2,152
#	L-3 Communications Holdings, Inc.	13,800	1,314,588
*	LaBarge, Inc.	1,700	21,794
*	Labor Ready, Inc.	5,700	136,800
* #	Ladish Co., Inc.	1,600	71,024
	Laidlaw International, Inc.	8,300	284,690
	Landstar Systems, Inc.	6,100	296,826
*	Layne Christensen Co.	2,030	91,370
*	Learning Tree International, Inc.	1,792	24,730
*	LECG Corp.	1,900	28,120
	Lennox International, Inc.	8,000	274,000
	Lincoln Electric Holdings, Inc.	5,171	363,470
#	Lindsay Corp.	1,300	44,655
*	LMI Aerospace, Inc.	1,400	29,092
	Lockheed Martin Corp.	46,910	4,601,871
	LSI Industries, Inc.	2,025	30,902
*	Lydall, Inc.	500	7,055
*	M&F Worldwide Corp.	1,500	102,435
*	Mac-Gray Corp.	400	6,068
*	Magnetek, Inc.	3,300	16,434
	Manpower, Inc.	8,987	826,804
*	Marten Transport, Ltd.	2,239	43,347
	Masco Corp.	43,000	1,299,030
	McGrath Rentcorp.	2,934	91,335
* #	Mesa Air Group, Inc.	2,400	16,920
	Met-Pro Corp.	1,545	23,793
*	MFRI, Inc.	1,091	26,020
* #	Microvision, Inc.	5,100	28,254
* #	Middleby Corp.	900	111,627
*	Midwest Air Group, Inc.	1,100	16,555
*	Miller Industries, Inc.	1,500	36,690
#	Mine Safety Appliances Co.	4,100	176,300
* #	Mobile Mini, Inc.	3,800	114,760
* #	Modtech Holdings, Inc.	400	1,100
* #	Monster Worldwide, Inc.	13,200	623,172
* #	Moog, Inc. Class A	4,225	181,929
	MSC Industrial Direct Co., Inc. Class A	5,000	267,800
*	MTC Technologies, Inc.	1,700	35,479
	Mueller Industries, Inc.	3,700	129,463
	Mueller Water Products, Inc. Class B	6,445	102,153
	NACCO Industries, Inc. Class A	700	119,000
*	National Technical Systems, Inc.	200	1,314
* #	Navigant Consulting, Inc.	5,300	110,452
*	Navistar International Corp.	7,300	473,697
* #	NCI Building Systems, Inc.	2,100	107,961

	Nordson Corp.	3,800	197,562
	Norfolk Southern Corp.	41,200	2,384,656
*	North America Galvanizing & Coatings, Inc.	900	13,050
	Northrop Grumman Corp.	37,728	2,852,614
* #	NuCo2, Inc.	2,100	54,306
*	Odyssey Marine Exploration, Inc.	5,100	33,660
*	Old Dominion Freight Line, Inc.	4,500	140,535
	Omega Flex, Inc.	1,000	20,810
*	On Assignment, Inc.	4,300	46,870
* #	Orbital Sciences Corp.	6,600	136,026
	Oshkosh Truck Corp. Class B	8,200	505,858
* #	Owens Corning, Inc.	14,300	513,370
*	P.A.M. Transportation Services, Inc.	500	9,180
	Paccar, Inc.	26,950	2,350,849
	Pall Corp.	13,400	599,650
	Parker Hannifin Corp.	12,610	1,278,150
*	Park-Ohio Holdings Corp.	1,300	30,316
* #	Patriot Transportation Holding, Inc.	25	2,236
	Pentair, Inc.	9,800	362,502
*	Perini Corp.	3,000	165,000
*	PHH Corp.	3,758	116,498
* #	Pinnacle Airlines Corp.	2,800	50,540
	Pitney Bowes, Inc.	25,100	1,198,525
	Portec Rail Products, Inc.	500	6,070
*	Powell Industries, Inc.	1,100	30,800
* #	Power-One, Inc.	10,900	39,894
	Precision Castparts Corp.	15,308	1,830,224
#	PW Eagle, Inc.	1,300	41,613
*	Quality Distribution, Inc.	1,000	10,070
* #	Quanta Services, Inc.	13,265	398,083
	Quixote Corp.	1,000	18,470
	Raven Industries, Inc.	2,048	72,131
	Raytheon Co.	53,100	2,952,360
*	RBC Bearings, Inc.	100	3,860
*	RCM Technologies, Inc.	1,300	8,190
	Regal-Beloit Corp.	3,400	165,274
*	Republic Airways Holdings, Inc.	5,300	123,861
	Republic Services, Inc.	22,050	667,674
* #	Resources Connection, Inc.	5,500	177,430
	Robbins & Myers, Inc.	2,100	94,332
	Robert Half International, Inc.	18,400	646,576
#	Rockwell Automation, Inc.	16,700	1,136,435
	Rockwell Collins, Inc.	21,300	1,505,271
	Rollins, Inc.	7,650	176,639
#	Roper Industries, Inc.	10,400	606,944
*	Rush Enterprises, Inc. Class A	1,800	44,118
	Ryder System, Inc.	7,000	377,440
*	Saia, Inc.	750	21,443
	Schawk, Inc.	2,800	57,092
* #	School Specialty, Inc.	2,300	80,362
*	Sequa Corp. Class B	100	11,000
* #	Shaw Group, Inc.	8,700	352,002

#	Simpson Manufacturing Co., Inc.	5,000	166,600
* #	Sirva, Inc.	7,300	20,805
	Skywest, Inc.	7,880	216,936
*	SL Industries, Inc.	400	6,680
#	Smith (A.O.) Corp.	3,000	117,870
	Southwest Airlines Co.	68,700	983,097
*	Spherion Corp.	3,400	33,490
* #	Spire Corp.	1,300	12,818
	SPX Corp.	6,500	571,155
*	Standard Parking Corp.	1,300	47,684
	Standard Register Co.	3,400	40,494
	Standex International Corp.	1,422	40,570
	Steelcase, Inc. Class A	9,300	180,606
*	Stericycle, Inc.	5,100	464,967
* #	Sterling Construction Co., Inc.	1,000	23,430
	Sun Hydraulics, Inc.	1,100	47,498
*	Superior Essex, Inc.	2,600	91,884
	Sypris Solutions, Inc.	300	2,475
	TAL International Group, Inc.	700	18,214
*	Target Logistics, Inc.	600	1,296
* #	Taser International, Inc.	9,900	104,346
*	Team, Inc.	600	23,514
	Tecumseh Products Co. Class A	500	7,985
*	Teledyne Technologies, Inc.	4,200	193,536
	Teleflex, Inc.	4,300	345,290
*	TeleTech Holdings, Inc.	7,700	270,886
	Tennant Co.	2,400	78,048
*	Terex Corp.	11,200	949,424
* #	Tetra Tech, Inc.	5,665	124,970
	Textron, Inc.	14,000	1,502,200
*	The Advisory Board Co.	2,100	109,347
	The Brink’s Co.	5,500	362,615
	The Dun & Bradstreet Corp.	6,400	640,832
*	The Geo Group, Inc.	2,750	149,875
* #	The Lamson & Sessions Co.	1,700	47,481
	The Manitowoc Co., Inc.	7,100	538,038
* #	Thomas & Betts Corp.	6,500	377,130
	Thomas Group, Inc.	900	10,638
	Timken Co.	9,800	344,568
#	Titan International, Inc.	3,200	100,928
	Todd Shipyards Corp.	100	2,062
	Toro Co.	4,500	269,235
*	TRC Companies, Inc.	2,900	38,396
	Tredegar Industries, Inc.	2,000	46,220
* #	Trex Co., Inc.	2,100	42,000
#	Trinity Industries, Inc.	8,850	408,605
	Triumph Group, Inc.	600	39,648
*	TRM Corp.	2,350	3,337
* #	TurboChef Technologies, Inc.	2,800	36,792
	Twin Disc, Inc.	600	41,820
*	U.S. Home Systems, Inc.	1,391	20,003
* #	UAL Corp.	12,300	482,898

	UAP Holding Corp.	500	14,730
* #	Ultralife Batteries, Inc.	600	5,814
	Union Pacific Corp.	28,720	3,465,930
#	United Industrial Corp.	1,400	83,860
	United Parcel Service, Inc.	67,800	4,879,566
*	United Rentals, Inc.	9,200	308,660
*	United Stationers, Inc.	3,800	254,942
	United Technologies Corp.	108,800	7,675,840
	Universal Forest Products, Inc.	2,300	110,584
*	Universal Security Instruments, Inc.	400	12,560
* #	UQM Technologies, Inc.	2,500	10,075
*	URS Corp.	5,800	291,624
*	US Airways Group, Inc.	783	27,914
*	USA Truck, Inc.	1,100	18,425
* #	USG Corp.	9,720	499,219
	Valmont Industries, Inc.	2,600	183,274
*	Versar, Inc.	1,500	12,375
	Viad Corp.	2,350	104,270
	Vicor Corp.	2,700	32,049
*	Volt Information Sciences, Inc.	2,700	67,041
	W.W. Grainger, Inc.	9,200	810,060
	Wabash National Corp.	3,600	52,668
	Wabtec Corp.	5,500	215,380
	Walter Industries, Inc.	6,200	199,578
* #	Washington Group International, Inc.	3,300	277,200
* #	Waste Connections, Inc.	7,750	238,855
	Waste Industries USA, Inc.	1,400	43,666
	Waste Management, Inc.	46,900	1,813,623
	Watsco, Inc. Class A	2,600	164,346
	Watson Wyatt & Co. Holdings	4,500	232,065
	Watts Water Technologies, Inc.	3,300	125,070
	Werner Enterprises, Inc.	9,041	174,763
* #	WESCO International, Inc.	4,900	317,618
*	Westaff, Inc.	1,500	8,025
*	Williams Scotsman International, Inc.	400	9,184
	Woodward Governor Co.	3,900	215,436
* #	YRC Worldwide, Inc.	6,800	273,360
Total Industrials			208,354,552

Information Technology — (13.9%)
* #	24/7 Real Media, Inc.	5,300	62,222
*	3Com Corp.	24,400	114,192
*	Acacia Research-Acacia Technologies	3,410	46,274
* #	Access Integrated Technologies, Inc.	1,000	7,170
*	Actel Corp.	2,800	39,116
*	ActivIdentity Corp.	5,900	26,550
*	Activision, Inc.	30,363	600,884
*	Actuate Corp.	6,300	39,060
	Acxiom Corp.	10,700	297,460
*	Adaptec, Inc.	9,000	36,630
*	ADC Telecommunications, Inc.	11,428	191,419
*	ADDvantage Technologies Group, Inc.	500	2,450

*	Adobe Systems, Inc.	61,658	2,717,885
	Adtran, Inc.	8,100	219,186
*	Advanced Analogic Technologies, Inc.	5,100	45,186
*	Advanced Energy Industries, Inc.	4,800	117,792
* #	Advanced Micro Devices, Inc.	27,400	390,998
* #	Advent Software, Inc.	3,700	133,385
*	Aehr Test Systems	1,675	10,134
*	Aeroflex, Inc.	8,000	113,120
*	Aetrium, Inc.	500	2,290
*	Affiliated Computer Services, Inc. Class A	8,000	466,800
*	Agile Software Corp.	4,100	32,882
*	Agilent Technologies, Inc.	43,200	1,648,944
	Agilysys, Inc.	2,000	43,440
*	Airspan Networks, Inc.	4,900	16,170
* #	Akamai Technologies, Inc.	27,400	1,211,354
*	Alliance Data Systems Corp.	9,900	771,408
#	Altera Corp.	34,800	793,788
	American Software, Inc. Class A	2,400	23,184
*	AMIS Holdings, Inc.	10,300	131,634
*	Amkor Technology, Inc.	20,827	296,160
	Amphenol Corp.	22,200	794,316
*	Amtech Systems, Inc.	1,300	10,413
* #	Anadigics, Inc.	6,700	84,353
	Analog Devices, Inc.	36,500	1,321,665
*	Anaren, Inc.	2,000	34,920
*	Andrew Corp.	17,733	234,608
* #	Anixter International, Inc.	4,300	317,598
*	Ansoft Corp.	3,000	96,120
*	Answerthink, Inc.	3,700	13,098
*	Ansys, Inc.	4,400	247,104
*	Apple, Inc.	90,700	11,025,492
	Applied Materials, Inc.	149,480	2,855,068
*	Applied Micro Circuits Corp.	31,600	88,796
*	Applix, Inc.	1,600	24,880
* #	Aptimus, Inc.	300	1,473
* #	aQuantive, Inc.	8,200	523,078
* #	Ariba, Inc.	9,600	89,376
* #	Arris Group, Inc.	12,579	206,925
*	Arrow Electronics, Inc.	13,700	562,385
*	Art Technology Group, Inc.	13,500	38,340
*	Aspen Technology, Inc.	10,200	151,572
*	Asyst Technologies, Inc.	5,400	38,772
* #	Atheros Communications	6,020	175,242
*	Atmel Corp.	56,800	317,512
*	ATMI, Inc.	3,800	116,090
*	Authorize.Net Holdings, Inc.	3,500	57,260
* #	Autodesk, Inc.	25,600	1,163,520
	Automatic Data Processing, Inc.	62,100	3,086,370
* #	Avanex Corp.	17,400	29,406
*	Avaya, Inc.	50,470	807,520
* #	Avici Systems, Inc.	1,700	15,453
* #	Avid Technology, Inc.	4,222	143,970

*	Aviza Technology, Inc.	2,600	14,274
*	Avnet, Inc.	16,100	689,724
*	Avocent Corp.	5,300	148,559
	AVX Corp.	16,300	293,237
*	Aware, Inc.	2,000	10,580
*	Axcelis Technologies, Inc.	8,700	55,941
*	Axesstel, Inc.	200	300
*	AXT, Inc.	3,300	12,705
* #	Bankrate, Inc.	2,000	87,000
*	BEA Systems, Inc.	41,100	528,135
* #	BearingPoint, Inc.	21,800	161,102
	Bel Fuse, Inc. Class B	1,000	36,320
* #	Bell Microproducts, Inc.	600	3,864
* #	Benchmark Electronics, Inc.	7,786	172,148
*	BISYS Group, Inc.	11,700	137,475
	Black Box Corp.	1,100	40,073
* #	Blackboard, Inc.	3,200	131,680
*	Blue Coat Systems, Inc.	1,500	65,985
*	BMC Software, Inc.	25,600	848,384
* #	Bookham, Inc.	2,500	5,375
* #	Borland Software Corp.	11,000	65,560
*	Bottomline Technologies, Inc.	3,000	38,040
*	Brightpoint, Inc.	4,417	58,039
* #	Broadcom Corp.	49,300	1,506,608
*	Broadridge Financial Solutions, Inc.	15,525	314,226
*	Brocade Communications Systems, Inc.	44,125	405,068
* #	Brooks Automation, Inc.	8,965	158,591
*	BSQUARE Corp.	1,900	11,058
	CA, Inc.	55,700	1,477,721
* #	Cabot Microelectronics Corp.	2,900	97,034
* #	CACI International, Inc. Class A	2,200	113,410
* #	Cadence Design Systems, Inc.	35,000	794,850
*	CalAmp Corp.	1,100	4,928
*	California Micro Devices Corp.	1,900	9,253
*	Callidus Software, Inc.	100	773
*	CallWave, Inc.	1,500	5,475
	CAM Commerce Solutions, Inc.	400	11,136
*	Captaris, Inc.	2,694	13,874
*	Carrier Access Corp.	3,400	13,532
*	Catalyst Semiconductor, Inc.	2,500	9,500
*	Catapult Communications Corp.	1,950	19,754
*	C-COR, Inc.	5,798	84,883
	CDW Corp.	9,100	774,774
*	Centillium Communications, Inc.	1,500	3,300
*	Ceridian Corp.	18,300	647,271
*	CEVA, Inc.	2,300	17,020
* #	CheckFree Corp.	9,020	354,035
*	Checkpoint Systems, Inc.	4,900	122,647
*	Cherokee International Corp.	1,201	5,885
*	Chordiant Software, Inc.	3,560	50,374
*	Ciber, Inc.	1,500	13,365
* #	Ciena Corp.	8,317	285,439

*	Cirrus Logic, Inc.	10,000	77,400
*	Cisco Sytems, Inc.	703,750	18,944,950
* #	Citrix Systems, Inc.	18,700	628,507
*	CMGI, Inc.	51,428	128,570
*	CNET Networks, Inc.	7,200	65,304
	Cognex Corp.	5,400	127,062
*	Cognizant Technology Solutions Corp.	17,945	1,409,759
* #	Coherent, Inc.	3,500	108,570
	Cohu, Inc.	2,500	51,100
*	Color Kinetics, Inc.	200	5,860
*	CommScope, Inc.	6,700	366,691
*	Computer Horizons Corp.	1,400	994
*	Computer Sciences Corp.	19,000	1,052,600
*	Computer Task Group, Inc.	200	942
*	Compuware Corp.	42,616	484,118
* #	Comtech Telecommunications Corp.	2,700	120,879
*	Comverse Technology, Inc.	12,900	295,668
*	Concur Technologies, Inc.	4,200	83,664
* #	Conexant Systems, Inc.	48,711	62,837
*	Convergys Corp.	15,600	401,544
*	Corning, Inc.	166,000	4,150,000
*	Covansys Corp.	4,100	138,539
*	CPI International, Inc.	1,800	36,882
*	Credence Systems Corp.	9,700	32,204
* #	Cree, Inc.	2,200	49,500
*	CSG Systems International, Inc.	5,700	158,460
	CTS Corp.	800	9,616
*	Cyberoptics Corp.	1,310	17,999
*	Cybersource Corp.	4,400	57,816
*	Cymer, Inc.	4,200	168,588
*	Cypress Semiconductor Corp.	16,600	356,402
	Daktronics, Inc.	4,100	98,236
*	Datalink Corp.	800	5,248
	Dataram Corp.	175	779
*	DealerTrack Holdings, Inc.	100	3,609
* #	Dell, Inc.	222,710	5,984,218
	Diebold, Inc.	7,800	386,724
* #	Digi International, Inc.	2,600	36,530
*	Digimarc Corp.	3,229	30,417
*	Digital Angel Corp.	2,500	4,550
* #	Digital River, Inc.	4,900	251,958
* #	Diodes, Inc.	2,500	92,475
*	Ditech Networks, Inc.	5,100	40,800
*	Dolby Laboratories, Inc.	600	20,220
*	Dot Hill Systems Corp.	5,600	22,344
*	DSP Group, Inc.	3,300	71,907
* #	DST Systems, Inc.	7,300	611,229
*	DTS, Inc.	1,900	43,358
* #	Dycom Industries, Inc.	4,633	137,785
*	Dynamics Research Corp.	1,200	15,708
* #	EarthLink, Inc.	13,100	108,468
* #	eBay, Inc.	143,800	4,682,128

* #	Echelon Corp.	4,600	80,224
*	eCollege.com, Inc.	2,400	52,872
* #	EDGAR Online, Inc.	1,900	5,700
*	EFJ, Inc.	2,200	11,616
*	eFunds Corp.	5,600	189,336
*	Electro Scientific Industries, Inc.	3,324	68,641
*	Electronic Arts, Inc.	19,500	952,965
	Electronic Data Systems Corp.	56,800	1,636,408
*	Electronics for Imaging, Inc.	6,200	176,762
*	eLoyalty Corp.	1,000	25,330
*	Embarcadero Technologies, Inc.	1,100	7,854
* #	EMC Corp.	235,813	3,982,882
* #	EMCORE Corp.	600	2,910
*	EMS Technologies, Inc.	1,900	38,627
*	Emulex Corp.	9,700	215,243
* #	Endwave Corp.	1,400	17,234
*	Entegris, Inc.	14,466	166,359
*	Entrust, Inc.	4,500	18,495
* #	Epicor Software Corp.	5,500	79,640
*	EPIQ Systems, Inc.	2,400	63,360
*	Equinix, Inc.	3,310	289,228
* #	eSpeed, Inc.	3,200	29,120
*	Euronet Worldwide, Inc.	3,710	99,688
*	Exar Corp.	100	1,359
*	Excel Technology, Inc.	1,000	27,020
*	Extreme Networks, Inc.	14,800	55,500
*	F5 Networks, Inc.	4,600	373,796
	Factset Research Systems, Inc.	6,050	386,172
	Fair Isaac Corp.	6,735	254,920
* #	Fairchild Semiconductor Corp. Class A	14,734	271,400
* #	FalconStor Software, Inc.	5,200	56,420
*	Faro Technologies, Inc.	1,500	49,785
* #	FEI Co.	3,800	140,980
	Fidelity National Information Services, Inc.	26,126	1,408,714
* #	Finisar Corp.	31,800	115,434
	First Data Corp.	81,291	2,658,216
*	Fiserv, Inc.	21,300	1,262,025
* #	Flextronics International, Ltd.	962	11,111
*	Flir Systems, Inc.	8,100	335,016
*	FormFactor, Inc.	5,700	226,746
*	Forrester Research, Inc.	2,600	70,512
*	Foundry Networks, Inc.	16,200	260,496
	Frequency Electronics, Inc.	100	1,054
*	FSI International, Inc.	2,300	10,005
*	Gartner Group, Inc.	13,900	383,084
* #	Gateway, Inc.	35,310	63,205
*	Genesis Microchip, Inc.	2,500	21,700
*	Gerber Scientific, Inc.	2,700	30,807
#	Gevity HR, Inc.	2,800	58,800
	Global Payments, Inc.	7,920	317,117
*	Goldleaf Financial Solutions, Inc.	1,800	10,602
*	Greenfield Online, Inc.	3,200	50,560

*	GSE Systems, Inc.	2,000	13,500
*	GTSI Corp.	200	2,648
*	Harmonic, Inc.	9,100	82,810
	Harris Corp.	15,500	773,760
*	Harris Stratex Networks, Inc. Class A	2,675	45,743
*	Hauppauge Digital, Inc.	500	2,770
#	Heartland Payment Systems, Inc.	4,000	101,800
	Henry Jack & Associates, Inc.	10,700	283,015
	Hewlett-Packard Co.	335,500	15,335,705
*	hi/fn, inc.	600	3,564
* #	Hittite Microwave Corp.	2,700	109,755
* #	Hutchinson Technology, Inc.	2,800	51,184
*	Hypercom Corp.	6,711	40,602
* #	I.D. Systems, Inc.	900	12,186
* #	i2 Technologies, Inc.	2,300	43,148
*	iBasis, Inc.	3,100	32,054
*	iGATE Capital Corp.	5,700	41,040
	Imation Corp.	3,600	136,476
* #	Imergent, Inc.	1,500	35,850
*	Immersion Corp.	3,300	40,227
* #	Infocrossing, Inc.	2,200	40,150
*	InFocus Corp.	300	738
*	Informatica Corp.	9,200	140,392
	InfoSpace, Inc.	3,800	93,024
	infoUSA, Inc.	3,100	33,108
*	Ingram Micro, Inc.	18,560	384,563
*	Innodata Isogen, Inc.	1,532	5,776
*	Innovex, Inc.	800	1,248
*	Insight Enterprises, Inc.	3,500	77,560
	Integral Systems, Inc.	1,300	33,280
*	Integrated Device Technology, Inc.	23,000	345,230
*	Integrated Silicon Solution, Inc.	2,100	11,949
	Intel Corp.	627,600	13,913,892
* #	Intelli-Check, Inc.	2,168	14,959
*	Interactive Intelligence, Inc.	1,700	33,456
* #	Interdigital Communications Corp.	6,200	201,810
* #	Intermec, Inc.	5,800	142,680
* #	Internap Network Services Corp.	4,400	65,164
	International Business Machines Corp.	162,740	17,348,084
* #	International Rectifier Corp.	7,670	277,884
*	Internet Capital Group, Inc.	3,900	45,552
*	Interphase Corp.	400	3,812
	Intersil Corp.	14,900	448,490
	Inter-Tel, Inc.	2,500	65,375
*	Intervoice, Inc.	5,200	40,976
*	Interwoven, Inc.	4,750	71,155
*	Intest Corp.	500	2,285
*	Intevac, Inc.	2,400	46,296
*	Intuit, Inc.	40,100	1,223,050
*	Iomega Corp.	5,000	21,350
*	iPass, Inc.	100	532
* #	Iron Mountain, Inc.	21,437	589,303

*	Iteris, Inc.	2,300	5,635
* #	Itron, Inc.	3,100	209,715
*	Ixia	4,000	37,120
*	IXYS Corp.	3,400	31,790
* #	j2 Global Communications, Inc.	5,400	179,982
	Jabil Circuit, Inc.	21,600	496,800
*	JDA Software Group, Inc.	2,100	38,199
* #	JDS Uniphase Corp.	22,676	297,056
* #	Juniper Networks, Inc.	61,489	1,500,946
*	Keane, Inc.	6,800	96,492
	Keithley Instruments, Inc.	1,100	14,597
* #	Kemet Corp.	3,400	26,112
*	Key Tronic Corp.	500	2,250
#	KLA-Tencor Corp.	22,200	1,220,556
* #	Komag, Inc.	3,200	77,632
*	Kopin Corp.	5,000	17,900
*	Kronos, Inc.	2,850	156,152
* #	Kulicke & Soffa Industries, Inc.	6,100	58,377
*	KVH Industries, Inc.	1,200	11,148
* #	L-1 Identity Solutions, Inc.	7,774	166,208
* #	Lam Research Corp.	13,700	735,142
* #	LaserCard Corp.	700	8,470
* #	Lattice Semiconductor Corp.	9,400	49,538
* #	Lawson Software, Inc.	23,602	216,666
* #	LeCroy Corp.	100	920
*	Lexmark International, Inc.	13,300	690,669
#	Linear Technology Corp.	30,700	1,101,823
*	Lionbridge Technologies, Inc.	3,700	22,237
*	Littlefuse, Inc.	2,500	100,200
*	LoJack Corp.	1,900	41,762
*	LookSmart, Ltd.	3,300	11,286
*	Loral Space & Communications, Inc.	2,400	112,560
*	LSI Corp.	91,324	792,692
*	LTX Corp.	6,650	38,903
* #	Lumera Corp.	2,700	12,852
* #	Macrovision Corp.	5,600	156,520
*	Magma Design Automation, Inc.	4,500	66,690
*	Manhattan Associates, Inc.	3,200	92,992
*	ManTech International Corp. Class A	2,100	67,158
#	Marchex, Inc. Class B	1,100	17,039
*	Mastec, Inc.	7,700	104,643
*	Mattson Technology, Inc.	6,600	65,076
	Maxim Integrated Products, Inc.	29,900	919,425
#	Maximus, Inc.	2,300	99,406
* #	Maxwell Technologies, Inc.	2,100	28,854
*	McAfee, Inc.	17,300	635,948
*	Mechanical Technology, Inc.	2,000	2,500
*	MEMC Electronic Materials, Inc.	26,500	1,610,670
*	Mentor Graphics Corp.	9,700	138,322
* #	Mercury Computer Systems, Inc.	2,700	35,154
*	Merix Corp.	700	5,236
	Methode Electronics, Inc.	4,200	63,336

	Micrel, Inc.	7,400	92,204
	Microchip Technology, Inc.	22,250	902,905
*	Micron Technology, Inc.	81,651	994,509
*	Micros Systems, Inc.	4,400	244,156
* #	Microsemi Corp.	7,100	163,655
	Microsoft Corp.	1,072,950	32,907,377
*	MicroStrategy, Inc.	1,200	124,584
*	Microtune, Inc.	6,584	33,644
* #	Midway Games, Inc.	10,300	64,993
* #	Mindspeed Technologies, Inc.	12,000	26,160
*	MIPS Technologies, Inc.	5,500	48,620
*	MIVA, Inc.	3,700	20,609
*	MKS Instruments, Inc.	7,200	196,200
* #	Mobility Electronics, Inc.	4,500	13,635
*	Mobius Management Systems, Inc.	1,399	13,990
*	Moldflow Corp.	1,400	30,968
	Molex, Inc.	2,000	59,480
	Molex, Inc. Class A	8,644	231,227
	MoneyGram International, Inc.	7,700	224,378
*	Monolithic Power Systems	3,100	52,452
* #	MoSys, Inc.	3,300	26,565
	Motorola, Inc.	171,700	3,123,223
*	MPS Group, Inc.	10,600	145,750
* #	MRV Communications, Inc.	14,300	47,047
*	MSC.Software Corp.	5,100	67,626
	MTS Systems Corp.	2,000	87,820
*	Multi-Fineline Electronix, Inc.	1,300	22,204
*	Nanometrics, Inc.	500	3,095
* #	Napco Security Systems, Inc.	3,325	19,717
	National Instruments Corp.	5,440	171,469
	National Semiconductor Corp.	31,576	850,026
*	NAVTEQ Corp.	8,210	351,634
*	NCR Corp.	22,500	1,207,575
* #	NeoMagic Corp.	400	1,316
*	NEON Communications Group, Inc.	600	2,952
*	Neoware Systems, Inc.	300	3,639
*	NETGEAR, Inc.	4,200	156,702
* #	Netlogic Microsystems, Inc.	2,500	77,100
*	NetManage, Inc.	683	3,435
*	NetRatings, Inc.	3,823	80,130
*	NetScout Systems, Inc.	3,200	25,888
* #	Network Appliance, Inc.	44,600	1,435,674
*	Network Engines, Inc.	1,800	3,420
*	Network Equipment Technologies, Inc.	3,598	37,599
* #	Newport Corp.	4,800	71,616
	NIC, Inc.	7,700	43,505
*	NMS Communications Corp.	100	180
*	Novatel Wireless, Inc.	3,700	85,951
*	Novell, Inc.	38,700	302,634
* #	Novellus Systems, Inc.	14,164	434,693
*	Nu Horizons Electronics Corp.	300	3,630
* #	Nuance Communications, Inc.	19,690	329,414

*	Nvidia Corp.	40,100	1,390,267
* #	NYFIX, Inc.	800	5,000
* #	OmniVision Technologies, Inc.	2,600	42,120
*	ON Semiconductor Corp.	31,900	342,606
*	On2 Technologies, Inc.	9,900	30,591
*	Online Resources Corp.	2,700	33,561
*	Onvia, Inc.	1,500	12,525
* #	Openwave Systems, Inc.	4,833	49,780
*	Oplink Communications, Inc.	2,300	40,434
*	OPNET Technologies, Inc.	2,200	24,794
* #	Opsware, Inc.	10,800	97,740
*	Optical Communication Products, Inc.	100	149
*	Oracle Corp.	625,550	12,123,159
* #	OSI Systems, Inc.	1,200	32,124
*	Overland Storage, Inc.	500	1,480
*	OYO Geospace Corp.	550	41,558
*	Packeteer, Inc.	4,100	42,066
* #	Palm, Inc.	11,500	187,335
*	PAR Technology Corp.	1,350	12,542
*	Parametric Technology Corp.	12,260	229,017
	Park Electrochemical Corp.	2,000	55,700
* #	Parkervision, Inc.	2,700	28,242
*	Paxar Corp.	4,500	136,125
	Paychex, Inc.	38,800	1,567,520
*	PC Connection, Inc.	3,200	36,928
*	PC-Tel, Inc.	2,600	25,376
*	PDF Solutions, Inc.	2,600	25,662
	Pegasystems, Inc.	4,600	49,450
*	Perficient, Inc.	3,100	65,100
*	Pericom Semiconductor Corp.	400	4,384
*	Perot Systems Corp.	13,900	237,412
*	Pervasive Software, Inc.	2,700	11,880
*	Phoenix Technologies, Ltd.	1,100	9,042
*	Photon Dynamics, Inc.	1,600	17,520
*	Photronics, Inc.	4,300	63,210
*	Pixelworks, Inc.	1,000	1,370
*	Planar Systems, Inc.	700	5,075
	Plantronics, Inc.	5,800	140,940
*	PLATO Learning, Inc.	600	2,784
* #	Plexus Corp.	5,200	114,452
*	PLX Technology, Inc.	2,466	26,855
* #	PMC-Sierra, Inc.	18,600	143,406
*	Polycom, Inc.	10,800	342,576
*	Power Integrations, Inc.	2,500	71,250
*	Powerwave Technologies, Inc.	900	5,742
* #	Presstek, Inc.	4,764	32,633
	Printronix, Inc.	965	12,728
*	Progress Software Corp.	4,400	144,584
	QAD, Inc.	3,700	30,784
*	QLogic Corp.	19,300	329,258
	QUALCOMM, Inc.	175,330	7,530,424
#	Quality Systems, Inc.	3,000	122,850

*	Quantum Corp.	22,400	69,216
*	Quest Software, Inc.	12,600	216,972
*	QuickLogic Corp.	5,500	15,785
*	Radiant Systems, Inc.	3,800	51,148
*	RadiSys Corp.	2,660	35,963
* #	Radyne Corp.	100	928
* #	RAE Systems, Inc.	3,600	9,108
*	Rambus, Inc.	7,900	149,152
*	Ramtron International Corp.	2,000	6,820
* #	RealNetworks, Inc.	19,200	162,624
*	Red Hat, Inc.	19,470	478,183
*	Relm Wireless Corp.	800	3,568
#	Renaissance Learning, Inc.	3,300	38,841
* #	RF Micro Devices, Inc.	20,400	133,212
*	RF Monolithics, Inc.	400	2,100
	Richardson Electronics, Ltd.	800	7,640
* #	RightNow Technologies, Inc.	3,300	51,414
*	Rimage Corp.	1,200	33,576
*	Rofin-Sinar Technologies, Inc.	1,800	121,500
*	Rogers Corp.	2,100	84,504
*	Rudolph Technologies, Inc.	3,551	56,958
*	S1 Corp.	6,500	53,300
*	Saba Software, Inc.	3,400	20,434
* #	Safeguard Scientifics, Inc.	18,200	47,866
* #	Salesforce.com, Inc.	12,120	572,670
* #	Sandisk Corp.	17,361	756,072
*	Sanmina-SCI Corp.	43,700	156,009
*	Sapient Corp.	15,600	117,000
*	SAVVIS, Inc.	5,700	286,083
* #	ScanSource, Inc.	3,000	86,940
*	Scientific Learning Corp.	1,682	10,714
*	SCM Microsystems, Inc.	1,092	4,335
*	Seachange International, Inc.	2,900	26,100
*	Secure Computing Corp.	8,380	63,856
* #	Semitool, Inc.	3,700	36,778
*	Semtech Corp.	7,900	131,535
*	SI International, Inc.	1,500	47,325
* #	Sigma Designs, Inc.	3,400	94,962
*	Silicon Image, Inc.	8,900	74,582
*	Silicon Laboratories, Inc.	4,700	162,714
*	Silicon Storage Technology, Inc.	11,100	43,845
* #	Sirenza Microdevices, Inc.	5,892	62,455
* #	Skyworks Solutions, Inc.	19,400	137,546
*	SM&A	1,603	11,189
* #	Smith Micro Software, Inc.	3,300	51,909
*	SoftBrands, Inc.	4,199	8,398
*	Solectron Corp.	93,800	318,920
*	Sonic Foundry, Inc.	4,900	11,760
* #	Sonic Solutions, Inc.	2,414	31,141
*	SonicWALL, Inc.	2,100	17,346
*	Sonus Networks, Inc.	30,300	262,701
*	SourceForge, Inc.	7,700	34,111

*	Spectrum Control, Inc.	2,000	28,880
*	SPSS, Inc.	2,500	110,025
*	SRA International, Inc.	4,300	109,177
*	SRS Labs, Inc.	2,000	29,820
*	Staktek Holdings, Inc.	5,100	14,076
*	Standard Microsystems Corp.	2,452	76,061
	StarTek, Inc.	800	8,352
* #	STEC, Inc.	5,527	34,267
*	Stratasys, Inc.	1,200	57,780
*	Stratos International, Inc.	200	1,568
*	SumTotal Systems, Inc.	3,200	25,344
*	Sun Microsystems, Inc.	378,946	1,932,625
*	Supertex, Inc.	1,600	53,648
*	SupportSoft, Inc.	4,400	25,080
*	Sybase, Inc.	10,600	255,036
*	Sycamore Networks, Inc.	30,300	112,716
*	Sykes Enterprises, Inc.	4,700	91,556
* #	Symantec Corp.	90,629	1,811,674
*	Symmetricom, Inc.	4,800	39,024
* #	Synaptics, Inc.	2,800	88,368
*	SYNNEX Corp.	2,200	45,056
*	Synopsys, Inc.	16,597	440,152
*	Synplicity, Inc.	3,700	23,828
	Syntel, Inc.	4,700	162,714
* #	Take-Two Interactive Software, Inc.	8,350	171,927
*	Tech Data Corp.	5,400	199,044
	Technitrol, Inc.	5,000	131,700
*	TechTeam Global, Inc.	1,079	14,221
*	Tekelec	7,400	111,000
	Tektronix, Inc.	9,145	276,819
* #	TeleCommunication Systems, Inc.	4,200	21,882
* #	Telkonet, Inc.	2,300	4,669
*	Tellabs, Inc.	41,209	451,239
*	Telular Corp.	3,800	15,618
* #	Teradyne, Inc.	21,600	367,632
* #	Terremark Worldwide, Inc.	6,600	48,774
*	Tessera Technologies, Inc.	5,535	251,676
	Texas Instruments, Inc.	151,300	5,349,968
#	TheStreet.com, Inc.	3,100	36,084
*	Think Partnership, Inc.	6,200	18,600
*	THQ, Inc.	7,050	240,405
*	TIBCO Software, Inc.	24,700	222,794
*	Tier Technologies, Inc. Class B	500	4,615
	TNS, Inc.	2,000	23,740
*	Tollgrade Communications, Inc.	1,200	13,260
#	Total System Services, Inc.	22,800	756,732
*	Transact Technologies, Inc.	700	4,438
*	Transaction Systems Architects, Inc.	3,900	132,795
* #	Travelzoo, Inc.	1,300	33,514
*	Trident Microsystems, Inc.	5,300	108,120
*	Trimble Navigation, Ltd.	14,233	415,461
*	Triquint Semiconductor, Inc.	16,900	89,232

*	TTM Technologies, Inc.	5,000	55,300
*	Tumbleweed Communications Corp.	7,100	20,022
*	Tyler Technologies, Inc.	4,300	52,159
*	Ulticom, Inc.	3,100	26,815
* #	Ultimate Software Group, Inc.	3,000	84,870
*	Ultra Clean Holdings, Inc.	100	1,382
* #	Ultratech, Inc.	3,600	48,060
*	Unica Corp.	400	7,096
*	Unisys Corp.	38,678	321,801
	United Online, Inc.	7,550	128,803
* #	Universal Display Corp.	3,400	53,074
* #	UTStarcom, Inc.	9,700	69,937
*	ValueClick, Inc.	10,300	322,699
* #	Varian Semiconductor Equipment Associates, Inc.	9,675	407,801
* #	Veeco Instruments, Inc.	3,500	63,420
* #	VendingData Corp.	4,500	13,365
*	Verigy, Ltd.	4,909	140,446
*	Verint Systems, Inc.	3,500	105,175
*	VeriSign, Inc.	27,100	808,393
*	Viasat, Inc.	3,300	106,887
*	Vicon Industries, Inc.	900	8,190
*	Video Display Corp.	1,700	13,413
*	Vignette Corp.	2,200	40,942
*	Virage Logic Corp.	700	5,026
*	Vishay Intertechnology, Inc.	19,412	345,922
* #	Visual Sciences, Inc.	1,700	27,659
*	Vocus, Inc.	300	7,212
* #	Vyyo, Inc.	1,780	10,342
*	Web.com, Inc.	1,200	5,964
*	WebEx Communications, Inc.	5,900	336,300
*	webMethods, Inc.	6,500	59,800
*	Websense, Inc.	3,600	81,000
*	Western Digital Corp.	18,900	355,509
	Western Union Co.	88,127	1,978,451
*	Wind River Systems, Inc.	9,000	95,490
*	Wireless Telecom Group, Inc.	800	2,200
*	Wright Express Corp.	100	3,507
*	Xerox Corp.	100,000	1,887,000
#	Xilinx, Inc.	36,490	1,039,235
	X-Rite, Inc.	3,500	52,360
*	Yahoo!, Inc.	143,000	4,104,100
* #	Zebra Technologies Corp. Class A	5,900	236,649
* #	Zhone Technologies, Inc.	5,741	8,267
*	ZILOG, Inc.	2,600	15,600
*	Zix Corp.	6,200	11,408
*	Zoran Corp.	5,405	108,803
*	Zygo Corp.	2,100	31,752
Total Information Technology			277,288,513

Materials — (3.3%)
*	AEP Industries, Inc.	1,100	49,104
	Air Products & Chemicals, Inc.	24,000	1,871,760

	Airgas, Inc.	9,100	388,024
*	AK Steel Holding Corp.	12,300	427,056
	Albemarle Corp.	10,400	422,656
	Alcoa, Inc.	87,730	3,621,494
	Allegheny Technologies, Inc.	11,721	1,354,830
#	AMCOL International Corp.	3,100	77,097
#	American Vanguard Corp.	2,600	35,854
	Aptargroup, Inc.	7,700	289,212
	Arch Chemicals, Inc.	2,800	98,448
	Ashland, Inc.	6,700	404,144
	Balchem Corp.	1,275	22,491
	Ball Corp.	11,120	615,603
	Bemis Co., Inc.	12,130	407,932
#	Bowater, Inc.	1,300	27,027
* #	Brush Engineered Materials, Inc.	2,300	123,395
*	Buckeye Technologies, Inc.	2,400	34,128
	Cabot Corp.	7,200	347,832
#	Calgon Carbon Corp.	4,400	44,572
*	Caraustar Industries, Inc.	1,500	8,895
	Carpenter Technology Corp.	2,600	344,682
#	Castle (A.M.) & Co.	1,700	62,900
	Celanese Corp. Class A	3,300	120,087
* #	Century Aluminum Co.	3,700	208,458
	Chaparral Steel Co.	5,200	380,640
	Chemtura Corp.	27,241	296,654
#	Cleveland-Cliffs, Inc.	4,500	397,305
* #	Coeur d’Alene Mines Corp.	27,400	98,914
	Commercial Metals Co.	13,000	456,950
	Compass Minerals International, Inc.	3,444	117,613
*	Constar International, Inc.	1,200	8,232
*	Core Molding Technologies, Inc.	1,689	12,161
*	Crown Holdings, Inc.	18,100	451,233
	Cytec Industries, Inc.	5,400	321,030
	Deltic Timber Corp.	1,300	70,148
*	Domtar Corp.	37,176	405,218
	Dow Chemical Co.	102,400	4,646,912
	DuPont (E.I.) de Nemours & Co., Inc.	101,370	5,303,678
	Eagle Materials, Inc.	5,619	281,905
	Eastman Chemical Co.	9,000	595,440
	Ecolab, Inc.	25,900	1,117,585
#	Empire Resources, Inc.	1,100	11,253
	Ferro Corp.	5,300	125,981
	Florida Rock Industries, Inc.	5,750	391,345
* #	Flotek Industries, Inc.	1,000	52,000
	FMC Corp.	4,100	343,006
#	Freeport-McMoRan Copper & Gold, Inc. Class B	37,473	2,949,125
	Friedman Industries, Inc.	1,199	11,462
	Georgia Gulf Corp.	3,100	53,506
	Gibraltar Industries, Inc.	3,550	76,467
	Glatfelter (P.H.) Co.	1,900	25,821
*	Graphic Packaging Corp.	23,797	117,557
	Greif, Inc. Class A	2,800	155,848

	H.B. Fuller Co.	7,500	204,375
	Hawkins, Inc.	88	1,302
* #	Headwaters, Inc.	3,400	67,048
* #	Hecla Mining Co.	13,063	104,504
*	Hercules, Inc.	12,500	235,375
	Huntsman Corp.	4,600	92,000
*	ICO, Inc.	1,850	16,114
* #	Idaho General Mines, Inc.	3,700	22,200
	International Flavors & Fragrances, Inc.	9,600	492,768
	International Paper Co.	48,000	1,880,160
*	Kaiser Aluminum Corp.	2,400	183,000
*	KMG Chemicals, Inc.	900	12,555
	Kronos Worldwide, Inc.	5,045	157,959
*	Landec Corp.	2,500	34,075
	Louisiana-Pacific Corp.	11,800	241,900
* #	LSB Industries, Inc.	2,000	41,200
	Lubrizol Corp.	8,000	525,760
	Lyondell Chemical Co.	27,320	1,015,484
	Martin Marietta Materials, Inc.	5,000	777,200
*	Material Sciences Corp.	1,300	13,806
	MeadWestavco Corp.	20,130	704,550
	Metal Management, Inc.	3,000	145,260
	Minerals Technologies, Inc.	2,354	149,738
* #	Mines Management, Inc.	800	3,264
	Monsanto Co.	59,600	3,671,360
	Myers Industries, Inc.	3,513	77,883
	Nalco Holding Co.	3,000	79,290
* #	Nanophase Technologies Corp.	400	2,536
	NewMarket Corp.	1,800	86,130
	Newmont Mining Corp.	41,500	1,688,220
#	NL Industries, Inc.	3,100	33,170
	NN, Inc.	200	2,516
*	Northwest Pipe Co.	800	28,880
	Nucor Corp.	32,900	2,222,066
	Olin Corp.	8,399	169,996
	Olympic Steel, Inc.	1,300	43,615
*	OM Group, Inc.	3,200	200,032
*	OMNOVA Solutions, Inc.	5,200	29,172
*	Owens-Illinois, Inc.	17,500	595,000
	Packaging Corp. of America	11,600	299,976
*	Pactiv Corp.	15,100	512,947
	Penford Corp.	1,200	22,908
* #	Pioneer Companies, Inc.	1,500	51,630
*	PolyOne Corp.	8,100	57,753
#	Pope & Talbot, Inc.	500	2,090
	PPG Industries, Inc.	17,500	1,333,325
	Praxair, Inc.	35,000	2,383,150
	Quaker Chemical Corp.	1,300	31,135
	Quanex Corp.	4,570	219,086
	Reliance Steel & Aluminum Co.	8,700	533,919
	Rock-Tenn Co. Class A	5,000	174,600
*	Rockwood Holdings, Inc.	8,700	279,183

#	Rohm & Haas Co.	24,200	1,282,842
	Royal Gold, Inc.	2,600	70,044
#	RPM International, Inc.	13,600	308,992
* #	RTI International Metals, Inc.	2,500	221,875
#	Ryerson, Inc.	1,600	60,688
	Schnitzer Steel Industries, Inc. Class A	2,600	140,920
	Schulman (A.), Inc.	1,300	31,447
	Schweitzer-Maudoit International, Inc.	1,800	54,072
	Scotts Miracle-Gro Co. Class A	7,500	345,300
	Sealed Air Corp.	17,400	562,020
	Sensient Technologies Corp.	5,600	145,824
	Sigma-Aldrich Corp.	14,300	618,904
	Silgan Holdings, Inc.	4,400	253,968
*	Smurfit-Stone Container Corp.	27,391	354,166
	Sonoco Products Co.	500	21,650
	Spartech Corp.	3,100	83,080
	Steel Dynamics, Inc.	10,700	501,830
	Steel Technologies, Inc.	700	20,979
	Stepan Co.	200	6,118
*	Stillwater Mining Co.	10,100	128,270
*	Symyx Technologies, Inc.	3,700	38,813
	Temple-Inland, Inc.	10,000	630,000
* #	Terra Industries, Inc.	10,900	211,351
#	Texas Industries, Inc.	2,710	235,716
*	The Mosaic Co.	1,900	66,747
* #	Titanium Metals Corp.	23,522	813,861
*	U.S. Concrete, Inc.	5,000	44,200
* #	U.S. Gold Corp.	6,000	32,280
*	United States Lime & Minerals, Inc.	509	17,657
	United States Steel Corp.	13,100	1,482,396
*	Universal Stainless & Alloy Products, Inc.	900	37,773
	Valhi, Inc.	12,400	190,588
	Valspar Corp.	12,000	346,680
	Vulcan Materials Co.	10,310	1,234,004
	Wausau Paper Corp.	5,600	76,664
	Westlake Chemical Corp.	6,400	179,520
	Weyerhaeuser Co.	23,054	1,889,506
	Worthington Industries, Inc.	10,400	219,544
* #	Zoltek Companies, Inc.	2,900	109,185
Total Materials			65,705,309

Other — (0.0%)
*	Petrocorp, Inc. Escrow Shares	100	6

Real Estate Investment Trusts — (0.0%)
#	Capitalsource, Inc.	13,362	351,421
#	Host Marriott Corp.	7,958	203,088
Total Real Estate Investment Trusts			554,509

Telecommunication Services — (3.2%)
	Alaska Communications Systems Group, Inc.	5,589	88,194
	Alltel Corp.	39,734	2,722,574

* #	American Tower Corp.	44,100	1,904,238
*	Arbinet-thexchange, Inc.	100	623
	AT&T, Inc.	668,612	27,640,420
*	Boston Communications Group, Inc.	261	480
*	Cbeyond, Inc.	300	10,614
*	Centennial Communications Corp.	11,800	120,242
	CenturyTel, Inc.	12,200	602,924
*	Cincinnati Bell, Inc.	28,500	166,155
	Citizens Communications Co.	37,482	594,090
*	Cogent Communications Group, Inc.	5,900	169,330
	Consolidated Communications Holdings, Inc.	2,900	61,654
* #	Crown Castle International Corp.	30,700	1,130,374
	CT Communications, Inc.	2,100	65,919
	D&E Communications, Inc.	1,700	27,727
* #	Dobson Communications Corp.	18,800	199,844
	Embarq Corp.	13,363	858,706
*	Eschelon Telecom, Inc.	100	2,958
	FairPoint Communications, Inc.	800	14,400
* #	FiberTower Corp.	7,700	32,032
*	General Communications, Inc. Class A	6,000	79,500
	Hickory Tech Corp.	2,200	17,908
	IDT Corp.	700	8,435
#	IDT Corp. Class B	4,400	54,736
	Iowa Telecommunications Services, Inc.	300	6,747
*	LCC International, Inc. Class A	1,100	4,125
*	Leap Wireless International, Inc.	7,300	623,858
* #	Level 3 Communications, Inc.	142,871	831,509
*	NeuStar, Inc.	7,630	221,728
* #	NII Holdings, Inc.	16,900	1,376,843
#	North Pittsburgh Systems, Inc.	1,500	29,685
*	PAETEC Holding Corp.	10,400	121,160
*	Premiere Global Services, Inc.	7,800	98,826
	Price Communications Corp.	3,605	84,177
* #	Qwest Communications International, Inc.	198,100	2,038,449
*	Rural Cellular Corp. Class A	1,700	56,015
*	SBA Communications Corp.	11,400	366,282
	Sprint Nextel Corp.	297,024	6,786,998
	SureWest Communications	2,098	54,044
	Telephone & Data Systems, Inc.	5,800	359,020
	Telephone & Data Systems, Inc. Special Shares	6,207	360,006
* #	Time Warner Telecom, Inc.	15,600	302,016
*	United States Cellular Corp.	6,000	476,220
#	USA Mobility, Inc.	600	13,806
	Verizon Communications, Inc.	312,600	13,607,478
	Windstream Corp.	34,322	515,516
* #	Wireless Facilities, Inc.	2,100	3,444
Total Telecommunication Services			64,912,029

Utilities — (3.4%)
*	AES Corp.	70,500	1,672,965
	AGL Resources, Inc.	8,400	358,344
*	Allegheny Energy, Inc.	18,020	962,088

	ALLETE, Inc.	3,300	158,400
	Alliant Energy Corp.	12,500	540,000
	Ameren Corp.	22,000	1,167,540
	American Electric Power Co., Inc.	42,020	2,001,413
	American States Water Co.	1,800	64,854
#	Aqua America, Inc.	14,467	330,716
*	Aquila, Inc.	27,900	119,133
	Artesian Resources Corp. Class A	400	7,848
	Atmos Energy Corp.	9,430	305,438
	Avista Corp.	5,600	131,152
#	Black Hills Corp.	4,190	171,748
*	Cadiz, Inc.	1,704	38,238
#	California Water Service Group	2,200	81,906
	Cascade Natural Gas Corp.	1,600	42,128
#	CenterPoint Energy, Inc.	34,570	654,410
	Central Vermont Public Service Corp.	1,249	45,514
	CH Energy Group, Inc.	1,800	85,248
	Chesapeake Utilities Corp.	975	33,940
	Cleco Corp.	6,302	170,028
#	CMS Energy Corp.	24,200	441,650
	Connecticut Water Services, Inc.	932	22,331
#	Consolidated Edison, Inc.	27,600	1,347,432
	Constellation Energy Group	9,600	880,992
	Delta Natural Gas Co., Inc.	360	9,198
	Dominion Resources, Inc.	37,010	3,278,716
#	DPL, Inc.	12,900	393,579
	DTE Energy Co.	19,120	1,011,066
	Duke Energy Corp.	132,864	2,596,163
	Duquesne Light Holdings, Inc.	4,600	92,966
*	Dynegy, Inc.	51,500	498,520
	Edison International	34,500	2,010,315
* #	El Paso Electric Co.	5,300	144,213
	Empire District Electric Co.	3,270	77,139
	Energen Corp.	7,800	459,576
	Energy East Corp.	16,200	391,554
	Energy West, Inc.	700	10,430
	EnergySouth, Inc.	798	38,966
	Entergy Corp.	21,700	2,449,930
*	Environmental Power Corp.	600	4,680
	Equitable Resources, Inc.	13,600	707,472
	Exelon Corp.	71,210	5,554,380
	FirstEnergy Corp.	34,000	2,353,820
	FPL Group, Inc.	42,920	2,743,876
	Great Plains Energy, Inc.	9,500	295,640
	Hawaiian Electric Industries, Inc.	8,500	208,250
#	IDACORP, Inc.	2,800	92,988
	Integrys Energy Group, Inc.	7,380	412,542
	ITC Holdings Corp.	900	39,060
	KeySpan Corp.	5,900	245,853
	Laclede Group, Inc.	2,200	68,552
	MDU Resources Group, Inc.	19,550	592,561
	MGE Energy, Inc.	2,298	77,948

	Middlesex Water Co.	1,950	37,440
*	Mirant Corp.	29,600	1,373,440
	National Fuel Gas Co.	9,200	419,152
	New Jersey Resources Corp.	3,000	164,340
	Nicor, Inc.	4,900	230,055
	NiSource, Inc.	29,500	655,195
	Northeast Utilities, Inc.	19,140	582,047
	Northwest Natural Gas Co.	3,297	164,290
	NorthWestern Corp.	1,800	59,328
*	NRG Energy, Inc.	13,800	1,212,882
	NSTAR	11,700	407,511
#	OGE Energy Corp.	10,000	369,200
	Oneok, Inc.	12,000	649,200
	Ormat Technologies, Inc.	500	18,200
	Otter Tail Corp.	3,201	104,673
	Pepco Holdings, Inc.	19,200	573,312
#	PG&E Corp.	37,100	1,827,546
#	Piedmont Natural Gas Co.	8,300	220,282
	Pinnacle West Capital Corp.	10,890	505,623
#	PNM Resources, Inc.	8,250	243,458
*	Portland General Electric Co.	6,900	202,446
	PPL Corp.	40,700	1,870,572
	Progress Energy, Inc.	27,550	1,379,980
	Public Service Enterprise Group, Inc.	10,800	960,552
	Puget Energy, Inc.	12,800	322,688
#	Questar Corp.	9,300	1,004,493
*	Reliant Energy, Inc.	36,799	942,790
	RGC Resources, Inc.	100	2,735
	SCANA Corp.	12,720	539,201
	SEMCO Energy, Inc.	1,100	8,492
	Sempra Energy	28,100	1,723,092
*	Sierra Pacific Resources	24,000	455,040
#	SJW Corp.	1,900	61,313
	South Jersey Industries, Inc.	3,500	136,045
	Southern Co.	79,300	2,855,593
#	Southern Union Co.	13,188	458,944
	Southwest Gas Corp.	4,800	183,168
	Southwest Water Co.	2,770	36,065
	TECO Energy, Inc.	23,000	403,880
	TXU Corp.	48,300	3,257,835
	UGI Corp.	11,600	334,080
	UIL Holdings Corp.	3,030	99,384
	Unisource Energy Corp.	3,800	138,814
	Vectren Corp.	8,690	251,662
	Westar Energy, Inc.	9,700	257,147
	WGL Holdings, Inc.	5,307	187,178
	Wisconsin Energy Corp.	12,690	614,577
	Xcel Energy, Inc.	44,090	1,011,866
	York Water Co.	800	14,688
Total Utilities			68,226,903
TOTAL COMMON STOCKS			1,798,097,453

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	67	92

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,309,118	13,309,118

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.4%)
@ Repurchase Agreement, Deutsche Bank Securities 5.31%, 06/01/07 (Collateralized by $264,110,319 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 08/01/33 to 08/01/36, valued at $182,926,024) to be repurchased at $177,624,277	$177,598	177,598,081
@ Repurchase Agreement, Morgan Stanley 5.31%, 06/01/07 (Collateralilzed by $11,580,000 FHLB 4.875%, 11/18/11, valued at $11,470,111) to be repurchased at $11,113,682	11,112	11,112,043
TOTAL SECURITIES LENDING COLLATERAL		188,710,124

TOTAL INVESTMENTS - (100.0%) (Cost $1,506,567,949)		$2,000,116,787

See accompanying Notes to Financial Statements.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)                   This item is not applicable.

(a)(2)                   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                   This item is not applicable.

(b)                                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date: August 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: August 7, 2007

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: August 7, 2007